As filed with the Securities and Exchange Commission
                                on July 31, 1997
                       Registration No. 33-4038; 811-4614
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|

                       Post-Effective Amendment No. 34 |X|
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |_|

                              Amendment No. 35 |X|

                        (Check appropriate box or boxes)
                            ------------------------
                               NATIONS FUND, INC.
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
Robert M. Kurucza, Esq.                              Carl Frischling, Esq.
Marco E. Adelfio, Esq.                               Kramer, Levin, Naftalis
Morrison & Foerster LLP                              & Frankel
2000 Pennsylvania Ave., N.W., Suite 5500             919 Third Avenue
Washington, D.C.  20006                              New York, New York  10022

It is proposed that this filing will become effective (check appropriate box):

|X|   Immediately upon filing pursuant to Rule 485(b); or       |_|     on (date), pursuant to Rule
                                                                        485(b), or
|_|   60 days after filing pursuant to Rule 485(a), or          |_|     on  (date) pursuant to Rule
                                                                        485(a)
|_|   75 days after filing pursuant to paragraph (a)(2)         |_|     on (date) pursuant to paragraph (a)(2) of
                                                                        Rule 485

If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of its Common Stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal period ended March 31, 1997 on May 21, 1997.

                                EXPLANATORY NOTE


         This Post-Effective Amendment No. 34 to the Registration Statement of Nations Fund, Inc. is being provided to update financial information and other non-material changes.

                               NATIONS FUND, INC.
                              CROSS REFERENCE SHEET




Part A
Item No.                              Prospectus

  1.   Cover Page ....................Cover Page

  2.   Synopsis ......................Expenses Summary

  3.   Condensed Financial
      Information ....................Financial Highlights;
                                      How Performance Is Shown

  4.   General Description of
      Registrant .....................Cover Page; Objectives; How
                                      Objectives Are Pursued; Organization
                                      And History

  5.  Management of the Fund .........How The Funds Are Managed

  6.  Capital Stock and Other
      Securities .....................How To Buy Shares; How The
                                      Funds Value Their Shares; How Dividends
                                      And Distributions Are Made; Tax
                                      Information
  7.  Purchase of Securities Being
      Offered ........................Cover Page; How To Buy Shares

  8.  Redemption or Repurchase .......How To Redeem Shares; How To
                                      Exchange Shares

  9.  Legal Proceedings ..............Organization And History

Part B
Item No.

10.   Cover Page......................Cover Page

11.   Table of Contents...............Table Of Contents

12.   General Information and
      History.........................Introduction

13.   Investment Objectives and
      Policies........................Additional Information On Fund
                                      Investments

14.   Management of the Registrant....Directors And Officers


15.   Control Persons and Principal
      Holders of Securities...........Miscellaneous -- Certain Record
                                      Holders


16.   Investment Advisory and Other
      Services........................Investment Advisory, Administration,
                                      Custody, Transfer Agency,
                                      Shareholder Servicing And
                                      Distribution Agreements

17.   Brokerage Allocation ...........Fund Transactions And Brokerage
                                      -- General Brokerage Policy


18.   Capital Stock and Other
      Securities......................Description Of Shares; Investment
                                      Advisory, Administration,
                                      Custody, Transfer Agency,
                                      Shareholder Servicing And
                                      Distribution Agreements -- The
                                      Company And Its Common Stock


19.   Purchase, Redemption and Pricing
      of Securities Being Offered.....Net Asset Value -- Purchases
                                      And Redemptions


20.   Tax Status......................Additional Information Concerning
                                      Taxes

21.   Underwriters....................Investment Advisory, Administration,
                                      Custody, Transfer Agency,
                                      Shareholder Servicing And
                                      Distribution Agreements --
                                      Distributor


22.   Calculation of Performance Data.Additional Information On
                                      Performance


23.   Financial Statements............Independent Accountant And
                                      Reports




Part C
Item No.                                Other Information

                                        Information
                                        required to be
                                        included in
                                        Part C is set
                                        forth under the
                                        appropriate
                                        Item, so
                                        numbered, in
                                        Part C of this
                                        Document

Prospectus


                                    Primary A Shares
                                      August 1, 1997


MONEY MARKET FUNDS
Nations Prime Fund
Nations Treasury Fund
Nations Government Money Market
  Fund
Nations Tax Exempt Fund

EQUITY FUNDS
Nations Value Fund
Nations Equity Income Fund
Nations International Equity Fund
Nations International Growth Fund
Nations Emerging Markets Fund
Nations Pacific Growth Fund
Nations Capital Growth Fund
Nations Emerging Growth Fund
Nations Small Company Growth Fund
Nations Disciplined Equity Fund


INDEX FUNDS


Nations Equity Index Fund
Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed Value Index Fund
Nations Managed SmallCap Value Index
  Fund
BALANCED FUND

Nations Balanced Assets Fund
BOND FUNDS

Nations U.S. Government Bond Fund
Nations Short-Intermediate Government
  Fund
Nations Government Securities Fund
Nations Short-Term Income Fund
Nations Diversified Income Fund
Nations Strategic Fixed Income Fund
Nations Global Government
  Income Fund
Nations Municipal Income Fund
Nations Short-Term Municipal Income
  Fund
Nations Intermediate Municipal
  Bond Fund
Nations Florida Intermediate Municipal
  Bond Fund

Nations Florida Municipal Bond Fund
Nations Georgia Intermediate Municipal
  Bond Fund
Nations Georgia Municipal Bond Fund
Nations Maryland Intermediate
  Municipal Bond Fund
Nations Maryland Municipal Bond Fund
Nations North Carolina Intermediate
  Municipal Bond Fund
Nations North Carolina Municipal Bond
  Fund
Nations South Carolina Intermediate
  Municipal Bond Fund
Nations South Carolina Municipal Bond
  Fund
Nations Tennessee Intermediate
  Municipal Bond Fund
Nations Tennessee Municipal Bond Fund
Nations Texas Intermediate Municipal
  Bond Fund
Nations Texas Municipal Bond Fund
Nations Virginia Intermediate Municipal
  Bond Fund
Nations Virginia Municipal Bond Fund


Investment Adviser: NationsBanc Advisors, Inc.
Investment Sub-Adviser: TradeStreet Investment Associates, Inc.
Investment Sub-Adviser: Gartmore Global Partners
Investment Sub-Adviser: Boatmen's Capital Management, Inc.
Distributor: Stephens Inc.              (Nations Funds logo appears here).


  TR-96127-897

Prospectus


                                    Primary A Shares
                                      August 1, 1997



This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund") of Nations Fund Trust, Nations Fund, Inc. and Nations Fund Portfolios, Inc. ("Nations Portfolios"), each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations Funds Family"). This Prospectus describes one class of shares of each Fund -- Primary A Shares.



NATIONS PRIME FUND, NATIONS TREASURY FUND, NATIONS GOVERNMENT MONEY MARKET FUND AND NATIONS TAX EXEMPT FUND (THE "MONEY MARKET FUNDS") SEEK TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE.



INVESTMENTS IN THE MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Primary A Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios is contained in separate Statements of Additional Information (the Nations Short-Term Municipal Income Fund "SAIs"), that have been filed with the Securities and Exchange Commission Nations Intermediate Municipal Bond (the "SEC") and are available upon request without charge by writing or calling Nations Fund at its address or telephone number shown below. The SAIs Bond Fund for Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios, each dated August 1, 1997, are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Nations Maryland Municipal Bond Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet Fund Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to certain of the Funds, Gartmore Global Partners ("Gartmore") is investment sub-adviser to certain other Funds, and Boatmen's Capital Management, Inc. Nations South Carolina Intermediate ("Boatmen's") is investment sub-adviser to Nations U.S. Government Bond Municipal Bond Fund. As used herein the term "Adviser" shall mean NBAI, TradeStreet, Gartmore and/or Boatmen's as the context may require.


SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MONEY MARKET FUNDS:
Nations Prime Fund
Nations Treasury Fund
Nations Government Money Market Fund
Nations Tax Exempt Fund

EQUITY FUNDS:
Nations Value Fund
Nations Equity Income Fund
Nations International Equity Fund



Nations International Growth Fund

Nations Emerging Markets Fund
Nations Pacific Growth Fund
Nations Capital Growth Fund
Nations Emerging Growth Fund

Nations Small Company Growth Fund

Nations Disciplined Equity Fund

INDEX FUNDS:
Nations Equity Index Fund
Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed Value Index Fund
Nations Managed SmallCap Value Index Fund


BALANCED FUND:
Nations Balanced Assets Fund

BOND FUNDS

Nations U.S. Government Bond Fund

Nations Short-Intermediate Government
  Fund
Nations Government Securities Fund
Nations Short-Term Income Fund
Nations Diversified Income Fund
Nations Strategic Fixed Income Fund
Nations Global Government
  Income Fund
Nations Municipal Income Fund
Nations Short-Term Municipal Income
  Fund
Nations Intermediate Municipal
  Bond Fund
Nations Florida Intermediate Municipal
  Bond Fund
Nations Florida Municipal Bond Fund
Nations Georgia Intermediate Municipal
  Bond Fund
Nations Georgia Municipal Bond Fund
Nations Maryland Intermediate
  Municipal Bond Fund
Nations Maryland Municipal Bond Fund
Nations North Carolina Intermediate
  Municipal Bond Fund
Nations North Carolina Municipal Bond
  Fund
Nations South Carolina Intermediate
  Municipal Bond Fund
Nations South Carolina Municipal Bond
  Fund
Nations Tennessee Intermediate
  Municipal Bond Fund
Nations Tennessee Municipal Bond Fund
Nations Texas Intermediate Municipal
  Bond Fund
Nations Texas Municipal Bond Fund
Nations Virginia Intermediate Municipal
  Bond Fund
Nations Virginia Municipal Bond Fund

For Fund information call: 1-800-765-2668

Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

(NATIONS FUNDS LOGO APPEARS HERE)

TR-96127-897

                            Table  Of  Contents

About The                   Prospectus Summary                                3
Funds
                            Expenses Summary                                   7


                            Financial Highlights                              13

                            Objectives                                        49

                            How Objectives Are Pursued                        52

                            How Performance Is Shown                          71

                            How The Funds Are Managed                         75

                            Organization And History                          83

About Your                  How To Buy Shares                                 85
Investment
                            How To Redeem Shares                              86

                            How To Exchange Shares                            86

                            How The Funds Value Their Shares                  87

                            How Dividends And Distributions Are Made;
                            Tax Information                                   88

                            Appendix A -- Portfolio Securities                90

                            Appendix B -- Description Of Ratings             100



                            No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Funds' SAIs incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by Nations Funds or its distributor. This Prospectus does not constitute an offering by Nations Funds or by the distributor in any jurisdiction in which such offering may not lawfully be made.

About The Funds

   Prospectus Summary

(Bullet) Type of Companies: Open-end management investment companies.

(Bullet) Investment Objectives and Policies:

(Bullet) Money Market Funds:

         (Bullet) Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

         (Bullet) Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

         (Bullet) Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

         (Bullet) Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.

(Bullet) Equity Funds:

         (Bullet) Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.

         (Bullet) Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields.

         (Bullet) Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.


         (Bullet) Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.


         (Bullet) Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

         (Bullet) Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

         (Bullet) Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.

         (Bullet) Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

         (Bullet) Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.


         (Bullet) Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

(Bullet) Index Funds:

         (Bullet) Nations Equity Index Fund's investment objective is to seek investment results that correspond, before fees and expenses, to the total return of the Standard & Poor's 500 Composite Stock Price Index.

         (Bullet) Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.

         (Bullet) Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.

         (Bullet) Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index.

         (Bullet) Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index.

(Bullet) Balanced Fund:

         (Bullet) Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

(Bullet) Bond Funds:


         (Bullet) Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements.


         (Bullet) Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (Bullet) Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (Bullet) Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

         (Bullet) Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

         (Bullet) Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

         (Bullet) Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.

         (Bullet) Nations Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

         (Bullet) Nations Short-Term Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax consistent with minimal fluctuation of principal. The Fund invests in investment grade, short- term municipal securities.

         (Bullet) Nations Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

         (Bullet) Nations Florida Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

         (Bullet) Nations Florida Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

         (Bullet) Nations Georgia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

         (Bullet) Nations Georgia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes with the potential for principal fluctuation associated with investments in long- term municipal securities. The Fund invests in investment grade, long-term municipal securities.

         (Bullet) Nations Maryland Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

         (Bullet) Nations Maryland Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

         (Bullet) Nations North Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

         (Bullet) Nations North Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

         (Bullet) Nations South Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

         (Bullet) Nations South Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

         (Bullet) Nations Tennessee Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

         (Bullet) Nations Tennessee Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long- term municipal securities.

         (Bullet) Nations Texas Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

         (Bullet) Nations Texas Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

         (Bullet) Nations Virginia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

        (Bullet) Nations Virginia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.


(Bullet) Investment Adviser: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to certain of the Funds, Gartmore Global Partners provides sub-advisory services to certain other Funds and Boatmen's Capital Management, Inc. provides investment sub-advisory services to Nations U.S. Government Bond Fund. See "How The Funds Are Managed."



(Bullet) Dividends and Distributions: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Managed Index Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. All other Equity Funds, Index Funds and the Balanced Fund declare and pay dividends from net investment income each calendar quarter. The Money Market Funds and the Bond Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.



(Bullet) Risk Factors: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Fund holds may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index (as defined below) and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue. Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. Since the State Intermediate Municipal Bond Funds and State Municipal Bond Funds invest primarily in securities issued by entities located in a single state, such Funds are more susceptible to changes in value due to political or economic changes affecting such states or their subdivisions. For a discussion of these and other factors, see "How Objectives Are
         Pursued -- Risk Considerations" and "Appendix A -- Portfolio
         Securities."



         Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund are designed for long-term investors seeking international diversification and who are willing to bear the risks associated with international investing, such as foreign currency fluctuations and economic and political risks. For a discussion of these factors, see "How Objectives Are Pursued -- Special Risk Considerations Relevant to an Investment in the Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund."



(Bullet) Minimum Purchase: $250,000 minimum initial investment per record holder. See "How To Buy Shares."

   Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Primary A Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.

NATIONS FUND MONEY MARKET FUNDS PRIMARY A SHARES

                                                                                                               Nations
                                                                                                              Government
                                                                          Nations Prime       Nations       Money Market
Shareholder Transaction Expenses                                               Fund         Treasury Fund        Fund

Sales Load Imposed on Purchases                                                None             None             None
Deferred Sales Load                                                            None             None             None

                                                                       Nations
                                                                         Tax
                                                                       Exempt
                                                                        Fund
Shareholder Transaction Expenses
Sales Load Imposed on Purchases                                          None
Deferred Sales Load                                                      None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees (After Fee Waivers)1                                     .16%             .16%             .14%
All Other Expenses                                                       .14%             .14%             .16%
Total Operating Expenses (After Fee Waivers)1                            .30%             .30%             .30%

Management Fees (After Fee Waivers)1                                           .16%
All Other Expenses                                                             .14%
Total Operating Expenses (After Fee Waivers)1                                  .30%



1 See page 12 for a discussion of the actual expenses absent such fee waivers.


NATIONS FUND EQUITY/BALANCED FUNDS PRIMARY A SHARES

                                                Nations           Nations            Nations            Nations
                                                 Value            Equity          International      International
     Shareholder Transaction Expenses            Fund           Income Fund        Equity Fund        Growth Fund

Sales Load Imposed on Purchases                  None                 None               None               None
Deferred Sales Load                              None                 None               None               None

                                                 Nations            Nations
                                                Emerging        Pacific Growth
     Shareholder Transaction Expenses         Markets Fund           Fund
Sales Load Imposed on Purchases                      None               None
Deferred Sales Load                                  None               None


Annual Fund Operating
Expenses
(as a percentage of average net assets)

Management Fees                                  .75%                 .67%               .90%               .90%
All Other Expenses                               .19%                 .22%               .26%               .22%
Total Operating Expenses                         .94%                 .89%              1.16%              1.12%

Management Fees                                     1.10%               .90%
All Other Expenses                                   .64%               .52%
Total Operating Expenses                            1.74%              1.42%

NATIONS FUND EQUITY/INDEX/BALANCED FUNDS PRIMARY A SHARES


                                                                      Nations         Nations                         Nations
                                                                      Capital         Emerging        Nations       Disciplined
                                                                       Growth          Growth      Small Company       Equity
Shareholder Transaction Expenses                                        Fund            Fund        Growth Fund         Fund

Sales Load Imposed on Purchases                                         None            None            None            None
Deferred Sales Load                                                     None            None            None            None

                                                                      Nations
                                                                       Equity
                                                                       Index
Shareholder Transaction Expenses                                        Fund
Sales Load Imposed on Purchases                                         None
Deferred Sales Load                                                     None


Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees (After Fee Waivers)1                                    .75%            .75%            .75%            .75%
All Other Expenses                                                      .21%            .23%            .20%            .25%
Total Operating Expenses (After Fee Waivers)1                           .96%            .98%            .95%           1.00%

Management Fees (After Fee Waivers)1                                    .20%
All Other Expenses                                                      .15%
Total Operating Expenses (After Fee Waivers)1                           .35%



1 See page 12 for a discussion of the actual expenses absent such fee waivers and/or expense reimbursements.


                                                                                                                      Nations
                                                                                      Nations         Nations         Managed
                                                                      Nations         Managed         Managed         SmallCap
                                                                      Managed         SmallCap      Value Index     Value Index
Shareholder Transaction Expenses                                     Index Fund      Index Fund         Fund            Fund

Sales Load Imposed on Purchases                                         None            None            None            None
Deferred Sales Load                                                     None            None            None            None


                                                                      Nations
                                                                      Balanced
                                                                       Assets
Shareholder Transaction Expenses                                        Fund
Sales Load Imposed on Purchases                                         None
Deferred Sales Load                                                     None


Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees (After Fee Waivers)1                                    .30%            .30%            .30%            .30%
All Other Expenses1                                                     .20%            .20%            .20%            .20%
Total Operating Expenses (After Fee Waivers)1                           .50%            .50%            .50%            .50%

Management Fees (After Fee Waivers)1                                    .75%
All Other Expenses1                                                     .25%
Total Operating Expenses (After Fee Waivers)1                          1.00%



1 See page 12 for a discussion of the actual expenses absent such fee waivers and/or expense reimbursements.


NATIONS FUND BOND FUNDS PRIMARY A SHARES

                                                                                      Nations      Nations Short-     Nations
                                                                                        U.S.        Intermediate     Government
                                                                                     Government      Government      Securities
Shareholder Transaction Expenses                                                     Bond Fund          Fund            Fund

Sales Load Imposed on Purchases                                                         None            None            None
Deferred Sales Load                                                                     None            None            None

                                                                                      Nations
                                                                                     Short-Term
                                                                                       Income
Shareholder Transaction Expenses                                                        Fund
Sales Load Imposed on Purchases                                                         None
Deferred Sales Load                                                                     None


Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees (After Fee Waivers)1                                                    .40%            .40%            .50%
All Other Expenses                                                                      .20%            .22%            .30%
Total Operating Expenses (After Fee Waivers)1                                           .60%            .62%            .80%

Management Fees (After Fee Waivers)1                                                    .30%
All Other Expenses                                                                      .25%
Total Operating Expenses (After Fee Waivers)1                                           .55%



1 See page 12 for a discussion of the actual expenses absent such fee waivers.

NATIONS FUND BOND FUNDS PRIMARY A SHARES

                                                                                                                    Nations
                                                                                                    Nations        Strategic
                                                                                                  Diversified        Fixed
Shareholder Transaction Expenses                                                                  Income Fund     Income Fund

Sales Load Imposed on Purchases                                                                       None            None
Deferred Sales Load                                                                                   None            None

                                                                                                    Nations
                                                                                                     Global
                                                                                                   Government
                                                                                                     Income
Shareholder Transaction Expenses                                                                      Fund
Sales Load Imposed on Purchases                                                                       None
Deferred Sales Load                                                                                   None

Annual Fund
Operating Expenses
(as a percentage of average
net assets)

Management Fees (After Fee Waivers)1                                                                  .50%            .50%
All Other Expenses                                                                                    .25%            .20%
Total Operating Expenses (After Fee Waivers)1                                                         .75%            .70%

Management Fees (After Fee Waivers)1                                                                  .70%
All Other Expenses                                                                                    .56%
Total Operating Expenses (After Fee Waivers)1                                                        1.26%



1 See page 12 for a discussion of the actual expenses absent such fee waivers.


NATIONS FUND TAX-EXEMPT BOND FUNDS PRIMARY A SHARES

                                                                                Nations                           Nations
                                                               Nations        Short-Term         Nations          Florida
                                                              Municipal        Municipal      Intermediate     Intermediate
                                                               Income           Income          Municipal        Municipal
Shareholder Transaction Expenses                                Fund             Fund           Bond Fund        Bond Fund

Sales Load Imposed on Purchases                                 None             None             None             None
Deferred Sales Load                                             None             None             None             None


                                                               Nations
                                                               Florida
                                                              Municipal
Shareholder Transaction Expenses                              Bond Fund
Sales Load Imposed on Purchases                                 None
Deferred Sales Load                                             None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees (After Fee Waivers)1                            .40%             .30%             .30%             .30%
All Other Expenses                                              .20%             .10%             .20%             .20%
Total Operating Expenses (After Fee Waivers)1                   .60%             .40%             .50%             .50%

Management Fees (After Fee Waivers)1                            .40%
All Other Expenses                                              .20%
Total Operating Expenses (After Fee Waivers)1                   .60%



1 See page 12 for a discussion of the actual expenses absent such fee waivers.


NATIONS FUND TAX-EXEMPT BOND FUNDS PRIMARY A SHARES

                                                               Nations                           Nations
                                                               Georgia          Nations         Maryland          Nations
                                                            Intermediate        Georgia       Intermediate       Maryland
                                                              Municipal        Municipal        Municipal        Municipal
Shareholder Transaction Expenses                              Bond Fund        Bond Fund        Bond Fund        Bond Fund

Sales Load Imposed on Purchases                                 None             None             None             None
Deferred Sales Load                                             None             None             None             None

                                                               Nations
                                                                North
                                                              Carolina
                                                            Intermediate
                                                              Municipal
Shareholder Transaction Expenses                              Bond Fund
Sales Load Imposed on Purchases                                 None
Deferred Sales Load                                             None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees (After Fee Waivers)1                            .30%             .40%             .30%             .40%
All Other Expenses                                              .20%             .20%             .20%             .20%
Total Operating Expenses (After Fee Waivers)1                   .50%             .60%             .50%             .60%

Management Fees (After Fee Waivers)1                            .30%
All Other Expenses                                              .20%
Total Operating Expenses (After Fee Waivers)1                   .50%



1 See page 12 for a discussion of the actual expenses absent such fee waivers.

NATIONS FUND TAX-EXEMPT BOND FUNDS PRIMARY A SHARES

                                                                                Nations
                                                               Nations           South           Nations          Nations
                                                                North          Carolina           South          Tennessee
                                                              Carolina       Intermediate       Carolina       Intermediate
                                                              Municipal        Municipal        Municipal        Municipal
Shareholder Transaction Expenses                              Bond Fund        Bond Fund        Bond Fund        Bond Fund

Sales Load Imposed on Purchases                                 None             None             None             None
Deferred Sales Load                                             None             None             None             None


                                                               Nations
                                                              Tennessee
                                                              Municipal
Shareholder Transaction Expenses                              Bond Fund
Sales Load Imposed on Purchases                                 None
Deferred Sales Load                                             None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees (After Fee Waivers)1                            .40%             .30%             .40%             .30%
All Other Expenses (After Expense Reimbursements)1              .20%             .20%             .20%             .20%
Total Operating Expenses (After Fee Waivers and Expense
  Reimbursements)1                                              .60%             .50%             .60%             .50%

Management Fees (After Fee Waivers)1                            .40%
All Other Expenses (After Expense Reimbursements)1              .20%
Total Operating Expenses (After Fee Waivers and Expense
  Reimbursements)1                                              .60%



1 See page 12 for a discussion of the actual expenses absent such fee waivers and/or expense reimbursements.


NATIONS FUND TAX-EXEMPT BOND FUNDS PRIMARY A SHARES

                                                                              Nations                           Nations
                                                                               Texas           Nations         Virginia
                                                                           Intermediate         Texas        Intermediate
                                                                             Municipal        Municipal        Municipal
Shareholder Transaction Expenses                                             Bond Fund        Bond Fund        Bond Fund

Sales Load Imposed on Purchases                                                None             None             None
Deferred Sales Load                                                            None             None             None


                                                                              Nations
                                                                             Virginia
                                                                             Municipal
Shareholder Transaction Expenses                                             Bond Fund
Sales Load Imposed on Purchases                                                None
Deferred Sales Load                                                            None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees (After Fee Waivers)1                                           .30%             .40%             .30%
All Other Expenses                                                             .20%             .20%             .20%
Total Operating Expenses (After Fee Waivers)1                                  .50%             .60%             .50%

Management Fees (After Fee Waivers)1                                           .40%
All Other Expenses                                                             .20%
Total Operating Expenses (After Fee Waivers)1                                  .60%



1 See page 12 for a discussion of the actual expenses absent such fee waivers.

Examples:

You would pay the following expenses on a $1,000 investment in Primary A Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                             Nations
                                            Government     Nations                     Nations        Nations         Nations
                 Nations       Nations        Money          Tax         Nations        Equity     International   International
                  Prime        Treasury       Market        Exempt        Value         Income         Equity          Growth
                   Fund          Fund          Fund          Fund          Fund          Fund           Fund            Fund

1 Year             $ 3           $ 3           $ 3           $ 3           $ 10          $  9           $ 12            $ 11
3 Years            $10           $10           $10           $10           $ 30          $ 28           $ 37            $ 36
5 Years            $17           $17           $17           $17           $ 52          $ 49           $ 64            $ 62
10 Years           $38           $38           $38           $38           $115          $110           $141            $136


                 Nations       Nations
                 Emerging      Pacific
                 Markets        Growth
                   Fund          Fund
1 Year             $ 18          $ 14
3 Years            $ 55          $ 45
5 Years            $ 94          $ 78
10 Years           $205          $170


                                 Nations                         Nations         Nations                         Nations
                 Nations         Emerging        Nations       Disciplined        Equity         Nations         Managed
              Capital Growth      Growth      Small Company       Equity          Index          Managed         SmallCap
                   Fund            Fund        Growth Fund         Fund            Fund         Index Fund      Index Fund

1 Year             $ 10            $ 10            $ 10            $ 10            $ 4             $ 5             $ 5
3 Years            $ 31            $ 31            $ 30            $ 32            $11             $16             $16
5 Years            $ 53            $ 54            $ 53            $ 55            $20             $28             $28
10 Years           $118            $120            $117            $122            $44             $63             $63

                                 Nations
                 Nations         Managed
                 Managed         SmallCap
                  Value        Value Index
                Index Fund         Fund
1 Year             $ 5             $ 5
3 Years            $16             $16
5 Years            N/A             N/A
10 Years           N/A             N/A


                                                 Nations                                                         Nations
                 Nations         Nations          Short-         Nations         Nations         Nations        Strategic
                 Balanced          U.S.        Intermediate     Government      Short-Term     Diversified        Fixed
                  Assets        Government      Government      Securities        Income          Income          Income
                   Fund         Bond Fund          Fund            Fund            Fund            Fund            Fund

1 Year             $ 10            $ 6             $ 6             $ 8             $ 6             $ 8             $ 7
3 Years            $ 32            $19             $20             $26             $18             $24             $22
5 Years            $ 55            $33             $35             $44             $31             $42             $39
10 Years           $122            $75             $77             $99             $69             $93             $87

                 Nations
                  Global         Nations
                Government      Municipal
                  Income          Income
                   Fund            Fund
1 Year             $ 13            $ 6
3 Years            $ 40            $19
5 Years            $ 69            $33
10 Years           $152            $75

                                                 Nations                                                         Nations
                 Nations         Nations         Florida         Nations         Nations         Nations         Maryland
                Short-Term     Intermediate    Intermediate      Florida         Georgia         Georgia       Intermediate
                Municipal       Municipal       Municipal       Municipal      Intermediate     Municipal       Municipal
                  Income           Bond            Bond            Bond         Municipal          Bond            Bond
                   Fund            Fund            Fund            Fund         Bond Fund          Fund            Fund

1 Year             $ 4             $ 5             $ 5             $ 6             $ 5             $ 6             $ 5
3 Years            $13             $16             $16             $19             $16             $19             $16
5 Years            $22             $28             $28             $33             $28             $33             $28
10 Years           $51             $63             $63             $75             $63             $75             $63

                                 Nations
                                  North
                                 Carolina
                 Nations       Intermediate
                 Maryland       Municipal
              Municipal Bond       Bond
                   Fund            Fund
1 Year             $ 6             $ 5
3 Years            $19             $16
5 Years            $33             $28
10 Years           $75             $63

                                 Nations
                 Nations          South          Nations         Nations                         Nations
                  North          Carolina         South         Tennessee        Nations          Texas          Nations
                 Carolina      Intermediate      Carolina      Intermediate     Tennessee      Intermediate       Texas
                Municipal       Municipal       Municipal       Municipal       Municipal       Municipal       Municipal
                   Bond            Bond            Bond            Bond            Bond            Bond            Bond
                   Fund            Fund            Fund            Fund            Fund            Fund            Fund

1 Year             $ 6             $ 5             $ 6             $ 5             $ 6             $ 5             $ 6
3 Years            $19             $16             $19             $16             $19             $16             $19
5 Years            $33             $28             $33             $28             $33             $28             $33
10 Years           $75             $63             $75             $63             $75             $63             $75


                 Nations
                 Virginia        Nations
               Intermediate      Virginia
                Municipal       Municipal
                   Bond            Bond
                   Fund            Fund
1 Year             $ 5             $ 6
3 Years            $16             $19
5 Years            $28             $33
10 Years           $63             $75

The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Primary A Shares will bear either directly or indirectly. Except for Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund, which expenses are based on estimates, certain figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed."



Absent fee waivers and expense reimbursements, "Management Fees" and "Total Operating Expenses" for Primary A Shares of the indicated Fund would have been as follows: Nations Government Money Market Fund -- .40% and .56%, respectively; Nations Tax Exempt Fund -- .40% and .54%, respectively; Nations Prime Fund -- .20% and .34%, respectively; Nations Treasury Fund -- .20% and
 .34%, respectively; Nations Small Company Growth Fund -- 1.00% and 1.20%, respectively; Nations Equity Index Fund -- .50% and .65%, respectively; Nations Managed Index Fund -- .50% and .70%, respectively; Nations Managed SmallCap Index Fund -- .50% and .70%, respectively; Nations Managed Value Index Fund
 -- .50% and .70%, respectively; Nations Managed SmallCap Value Index Fund -- .50% and .70%, respectively; Nations U.S. Government Bond Fund -- .60% and .80%, respectively; Nations Short-Intermediate Government Fund -- .60% and .82%, respectively; Nations Government Securities Fund -- .64% and .94%,
respectively; Nations Short-Term Income Fund -- .60% and .85%, respectively; Nations Diversified Income Fund -- .60% and .85%, respectively; Nations Strategic Fixed Income Fund -- .60% and .80%, respectively; Nations Municipal Income Fund -- .60% and .80%, respectively; Nations Short-Term Municipal Income Fund -- .50% and .60%, respectively; Nations Intermediate Municipal Bond Fund
 -- .50% and .70%, respectively; Nations Florida Intermediate Municipal Bond
Fund  -- .50% and .70%, respectively; Nations Florida Municipal Bond Fund  --
 .60% and .80%, respectively; Nations Georgia Intermediate Municipal Bond Fund
 -- .50% and .70%, respectively; Nations Georgia Municipal Bond Fund -- .60% and .80%, respectively; Nations Maryland Intermediate Municipal Bond Fund --
 .50% and .70%, respectively; Nations Maryland Municipal Bond Fund -- .60% and .80%, respectively; Nations North Carolina Intermediate Municipal Bond Fund -- .50% and .70%, respectively; Nations North Carolina Municipal Bond Fund -- .60%
and .80%, respectively; Nations South Carolina Intermediate Municipal Bond Fund
 -- .50% and .70%, respectively; Nations South Carolina Municipal Bond Fund
 -- .60% and .80%, respectively; Nations Tennessee Intermediate Municipal Bond Fund -- .50% and .70%, respectively; Nations Tennessee Municipal Bond Fund --
 .60% and .80%, respectively; Nations Texas Intermediate Bond Fund -- .50% and .70%, respectively; Nations Texas Municipal Bond Fund -- .60% and .80%,
respectively; Nations Virginia Intermediate Bond Fund -- .50% and .70%, respectively; and Nations Virginia Municipal Bond Fund -- .60% and .80%.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

                   This Page Left Blank Intentionally.

   Financial Highlights


The financial information on the following pages has been derived from the audited financial statements of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. Price Waterhouse LLP is the independent accountant to Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. For more information see "Organization And History." Shareholders of a Fund will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent accountant. Financial Highlights for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund are not provided below because neither Fund had yet commenced operations during the period indicated below.



Information for Primary A Shares of Nations International Growth Fund, Nations Small Company Growth Fund and Nations U.S. Government Bond Fund has been derived from the audited financial statements dated May 16, 1997 for the Pilot Shares of The Pilot Funds' Pilot International Equity Fund, Pilot Small Capitalization Equity Fund and Pilot U.S. Government Securities Fund, the predecessor funds to Nations International Growth Fund, Nations Small Company Growth Fund and Nations U.S. Government Bond Fund, respectively. This information has been audited by Arthur Andersen LLP and is provided to help you understand the historical performance of the Funds and their predecessors. The reports of Arthur Andersen LLP accompany the financial statements dated May 16, 1997 and are incorporated by reference in the SAI, which is available upon request.


FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Prime Fund


                                                               YEAR            PERIOD            YEAR             YEAR
                                                               ENDED            ENDED            ENDED            ENDED
Primary A Shares                                              3/31/97        03/31/96(a)       05/31/95          5/31/94
Operating performance:
Net asset value, beginning of period                       $      1.00      $      1.00      $      1.00      $      1.00
Net investment income                                           0.0520           0.0468           0.0519           0.0318
Dividends from net investment income                           (0.0520)         (0.0468)         (0.0519)         (0.0318)
Total dividends and distributions                              (0.0520)         (0.0468)         (0.0519)         (0.0318)
Net asset value, end of period                             $      1.00      $      1.00      $      1.00      $      1.00
Total return++                                                    5.34%            4.79%            5.32%            3.22%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                       $ 2,533,688      $ 2,472,469      $ 2,873,096      $ 2,883,762
Ratio of operating expenses to average net assets                 0.30%            0.30%+           0.30%            0.30%
Ratio of net investment income to average net assets              5.21%            5.62%+           5.23%            3.20%
Ratio of operating expenses to average net assets
  without waivers and/or expense reimbursements                   0.35%            0.37%+           0.38%            0.37%
Net investment income per share without waivers and/or
  expense reimbursements                                   $    0.0516      $    0.0463      $    0.0511      $    0.0311

                                                               YEAR
                                                               ENDED
Primary A Shares                                              5/31/93
Operating performance:
Net asset value, beginning of period                       $      1.00
Net investment income                                           0.0328
Dividends from net investment income                           (0.0328)
Total dividends and distributions                              (0.0328)
Net asset value, end of period                             $      1.00
Total return++                                                    3.33%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                       $ 1,156,266
Ratio of operating expenses to average net assets                 0.30%
Ratio of net investment income to average net assets              3.25%
Ratio of operating expenses to average net assets
  without waivers and/or expense reimbursements                   0.36%
Net investment income per share without waivers and/or
  expense reimbursements                                   $    0.0322


Nations Prime Fund (cont.)

                                                   YEAR              YEAR              YEAR              YEAR
                                                  ENDED             ENDED             ENDED             ENDED
Primary A Shares                                 5/31/92           5/31/91           5/31/90           5/31/89
Operating performance:
Net asset value, beginning of period          $    1.00         $    1.00         $    1.00         $    1.00
Net investment income                            0.0506            0.0749            0.0855            0.0839
Dividends from net investment income            (0.0506)          (0.0749)          (0.0855)          (0.0839)
Total dividends and distributions               (0.0506)          (0.0749)          (0.0855)          (0.0839)
Net asset value, end of period                $    1.00         $    1.00         $    1.00         $    1.00
Total return++                                     5.19%+++          7.75%+++          8.88%+++          8.71%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)          $ 500,476         $ 574,993         $ 433,298         $ 115,295
Ratio of operating expenses to average net
  assets                                           0.30%             0.30%             0.32%             0.35%
Ratio of net investment income to average
  net assets                                       5.03%             7.47%             8.43%             8.11%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                   0.42%             0.44%             0.50%+++          0.55%+++
Net investment income per share without
  waivers and/or expense reimbursements       $  0.0494         $  0.0735         $  0.0731+++      $  0.0819+/+++

                                                   YEAR             PERIOD
                                                  ENDED             ENDED
Primary A Shares                                 5/31/88           5/31/87*
Operating performance:
Net asset value, beginning of period          $    1.00         $    1.00
Net investment income                            0.0675            0.0277
Dividends from net investment income            (0.0675)          (0.0277)
Total dividends and distributions               (0.0675)          (0.0277)
Net asset value, end of period                $    1.00         $    1.00
Total return++                                     6.94%+++          2.79%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)          $ 264,063         $ 252,562
Ratio of operating expenses to average net
  assets                                           0.36%             0.35%+
Ratio of net investment income to average
  net assets                                       6.73%             5.99%+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                   0.56%+++          0.65%+/+++
Net investment income per share without
  waivers and/or expense reimbursements       $  0.0655+++      $  0.0247+++


  * The Nations Prime Fund Primary A Shares commenced operations on December 15, 1986.

  + Annualized.


 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Treasury Fund


                                                              YEAR            PERIOD            YEAR             YEAR
                                                              ENDED            ENDED            ENDED            ENDED
Primary A Shares                                             3/31/97        03/31/96(a)        5/31/95          5/31/94
Operating performance:
Net asset value, beginning of period                      $      1.00      $      1.00      $      1.00      $      1.00
Net investment income                                          0.0509           0.0458           0.0494           0.0297
Dividends from net investment income                          (0.0509)         (0.0458)         (0.0494)         (0.0297)
Distributions from net realized capital gains                      --          (0.0000)#        (0.0000)#             --
Total dividends and distributions                             (0.0509)         (0.0458)         (0.0494)         (0.0297)
Net asset value, end of period                            $      1.00      $      1.00      $      1.00      $      1.00
Total return++                                                   5.22%            4.67%            5.05%            2.99%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                      $ 1,345,585      $   821,030      $ 2,896,868      $ 2,679,992
Ratio of operating expenses to average net assets                0.30%            0.30%+           0.30%            0.30%
Ratio of net investment income to average net assets             5.09%            5.52%+           4.99%            2.97%
Ratio of operating expenses to average net assets
  without waivers and/or expense reimbursements                  0.35%            0.37%+           0.35%            0.36%
Net investment income per share without waivers and/or
  expense reimbursements                                  $    0.0504      $    0.0453      $    0.0489      $    0.0292

                                                              YEAR
                                                              ENDED
Primary A Shares                                             5/31/93
Operating performance:
Net asset value, beginning of period                      $      1.00
Net investment income                                          0.0307
Dividends from net investment income                          (0.0307)
Distributions from net realized capital gains                      --
Total dividends and distributions                             (0.0307)
Net asset value, end of period                            $      1.00
Total return++                                                   3.12%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                      $ 2,956,796
Ratio of operating expenses to average net assets                0.30%
Ratio of net investment income to average net assets             3.02%
Ratio of operating expenses to average net assets
  without waivers and/or expense reimbursements                  0.36%
Net investment income per share without waivers and/or
  expense reimbursements                                  $    0.0302


Nations Treasury Fund (cont.)

                                                 YEAR             YEAR             YEAR             YEAR             YEAR
                                                 ENDED            ENDED            ENDED            ENDED            ENDED
Primary A Shares                                5/31/92          5/31/91          5/31/90          5/31/89          5/31/88
Operating performance:
Net asset value, beginning of period         $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
Net investment income                            0.0483           0.0721           0.0829           0.0802           0.0630
Dividends from net investment income            (0.0483)         (0.0721)         (0.0829)         (0.0802)         (0.0630)
Distributions from net realized capital
  gains                                              --               --               --               --               --
Total dividends and distributions               (0.0483)         (0.0721)         (0.0829)         (0.0802)         (0.0630)
Net asset value, end of period               $     1.00       $     1.00       $     1.00       $     1.00       $     1.00
Total return++                                     4.95%+++         7.46%+++         8.61%+++         8.33%+++         6.49%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)         $1,094,741       $  955,186       $  392,843       $   90,946       $  111,414
Ratio of operating expenses to average net
  assets                                           0.29%            0.25%            0.25%            0.39%            0.38%
Ratio of net investment income to average
  net assets                                       4.82%            7.04%            8.18%            7.93%            6.31%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                   0.42%            0.43%            0.59%+++         0.58%+++         0.65%+++
Net investment income per share without
  waivers and/or expense reimbursements      $   0.0470       $   0.0703       $   0.0693+++    $   0.0783+++    $   0.0603+++

                                                PERIOD
                                                 ENDED
Primary A Shares                               5/31/87*
Operating performance:
Net asset value, beginning of period         $     1.00
Net investment income                            0.0262
Dividends from net investment income            (0.0262)
Distributions from net realized capital
  gains                                              --
Total dividends and distributions               (0.0262)
Net asset value, end of period               $     1.00
Total return++                                     2.64%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)         $   66,221
Ratio of operating expenses to average net
  assets                                           0.35%+
Ratio of net investment income to average
  net assets                                       5.68%+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                   0.75%+/+++
Net investment income per share without
  waivers and/or expense reimbursements      $   0.0222+++


  * Nations Treasury Fund Primary A Shares commenced operations on December 15, 1986.

  + Annualized.


 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.
 # Amount represents less than $0.0001.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Government Money Market Fund

                                                 YEAR          PERIOD          YEAR           YEAR            YEAR
                                                 ENDED          ENDED          ENDED          ENDED          ENDED
Primary A Shares                               03/31/97      03/31/96(a)     11/30/95       11/30/94        11/30/93
Operating performance:
Net asset value, beginning of period          $    1.00      $    1.00      $    1.00      $    1.00       $    1.00
Net investment income                            0.0503         0.0173         0.0558         0.0375          0.0294
Distributions:
Dividends from net investment income            (0.0503)       (0.0173)       (0.0558)       (0.0375)        (0.0294)
Distributions from net realized capital
  gains                                              --             --             --        (0.0000)#            --
Total dividends and distributions               (0.0503)       (0.0173)       (0.0558)       (0.0375)        (0.0294)
Net asset value, end of period                $    1.00      $    1.00      $    1.00      $    1.00       $    1.00
Total return++                                     5.18%          1.74%          5.72%          3.84%           2.96%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)          $ 299,394      $ 336,771      $ 332,895      $ 432,729       $ 475,180
Ratio of operating expenses to average net
  assets                                           0.30%          0.30%+         0.30%          0.30%           0.30%
Ratio of net investment income to average
  net assets                                       5.03%          5.20%+         5.58%          3.79%           2.91%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                   0.57%          0.59%+         0.57%          0.59%           0.56%
Net investment income per share without
  waivers and/or expense reimbursements       $  0.0476      $  0.0163      $  0.0531      $  0.0347       $  0.0269

                                                  YEAR           PERIOD
                                                 ENDED           ENDED
Primary A Shares                                11/30/92       11/30/91*
Operating performance:
Net asset value, beginning of period          $    1.00       $    1.00
Net investment income                            0.0358          0.0571
Distributions:
Dividends from net investment income            (0.0358)        (0.0571)
Distributions from net realized capital
  gains                                              --              --
Total dividends and distributions               (0.0358)        (0.0571)
Net asset value, end of period                $    1.00       $    1.00
Total return++                                     3.63%+++        5.87%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)          $ 414,412       $ 333,979
Ratio of operating expenses to average net
  assets                                           0.42%           0.43%+
Ratio of net investment income to average
  net assets                                       3.55%           5.49%+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                   0.58%           0.62%+
Net investment income per share without
  waivers and/or expense reimbursements       $  0.0341       $  0.0551


 * Nations Government Money Market Fund Primary A Shares commenced operations on December 3, 1990.
 + Annualized.
 ++ Total return represents aggregate return for the periods indicated and does not reflect the deduction of any applicable sales charge.
+++ Unaudited.
 # Amount represents less than $0.0001 per share.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Tax Exempt Fund

                                                                  YEAR            PERIOD            YEAR             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
Primary A Shares                                                03/31/97        03/31/96(a)       11/30/95         11/30/94
Operating performance:
Net asset value, beginning of period                          $      1.00      $      1.00       $    1.00        $    1.00
Net investment income                                              0.0324           0.0112          0.0361           0.0257
Dividends from net investment income                              (0.0324)         (0.0112)        (0.0361)         (0.0257)
Total dividends and distributions                                 (0.0324)         (0.0112)        (0.0361)         (0.0257)
Net asset value, end of period                                $      1.00      $      1.00       $    1.00        $    1.00
Total return++                                                       3.29%            1.12%           3.68%            2.60%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)                          $ 1,184,313      $ 1,078,764       $ 905,125        $ 820,677
Ratio of operating expenses to average net assets                    0.30%            0.30%+          0.30%            0.27%
Ratio of net investment income to average net assets                 3.25%            3.35%+          3.62%            2.59%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                              0.55%            0.58%+          0.57%            0.59%
Net investment income per share without waivers and/or
  expense reimbursements                                      $    0.0298      $    0.0103       $  0.0335        $  0.0226

                                                                  YEAR
                                                                  ENDED
Primary A Shares                                                11/30/93
Operating performance:
Net asset value, beginning of period                           $    1.00
Net investment income                                             0.0223
Dividends from net investment income                             (0.0223)
Total dividends and distributions                                (0.0223)
Net asset value, end of period                                 $    1.00
Total return++                                                      2.27%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)                           $ 701,403
Ratio of operating expenses to average net assets                   0.23%
Ratio of net investment income to average net assets                2.23%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             0.59%
Net investment income per share without waivers and/or
  expense reimbursements                                       $  0.0187



Nations Tax Exempt Fund (cont.)


                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
Primary A Shares                                                 11/30/92         11/30/91         11/30/90         11/30/89
Operating performance:
Net asset value, beginning of period                           $    1.00        $    1.00        $    1.00        $    1.00
Net investment income                                             0.0267           0.0422           0.0550           0.0600
Dividends from net investment income                             (0.0267)         (0.0422)         (0.0550)         (0.0600)
Total dividends and distributions                                (0.0267)         (0.0422)         (0.0550)         (0.0600)
Net asset value, end of period                                 $    1.00        $    1.00        $    1.00        $    1.00
Total return++                                                      2.70%+++         4.31%+++         5.63%+++         6.17%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)                           $ 329,265        $ 168,829        $ 173,834        $ 145,109
Ratio of operating expenses to average net assets                   0.40%            0.42%            0.40%            0.40%
Ratio of net investment income to average net assets                2.65%            4.23%            5.51%            6.00%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             0.57%            0.60%            0.75%            0.74%
Net investment income per share without waivers and/or
  expense reimbursements                                       $  0.0250        $  0.0404        $  0.0515        $  0.0566

                                                                  PERIOD
                                                                   ENDED
Primary A Shares                                                 11/30/88*
Operating performance:
Net asset value, beginning of period                           $    1.00
Net investment income                                             0.0350
Dividends from net investment income                             (0.0350)
Total dividends and distributions                                (0.0350)
Net asset value, end of period                                 $    1.00
Total return++                                                      3.55%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)                           $ 143,245
Ratio of operating expenses to average net assets                   0.40%+
Ratio of net investment income to average net assets                4.97%+
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             0.75%+
Net investment income per share without waivers and/or
  expense reimbursements                                       $  0.0325


 * Nations Tax Exempt Fund Primary A Shares commenced operations on March 14, 1988.
 + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Value Fund

                                                                             YEAR          PERIOD          YEAR           YEAR
                                                                             ENDED          ENDED          ENDED          ENDED
Primary A Shares                                                           03/31/97      03/31/96(a)     11/30/95       11/30/94
Operating performance:
Net asset value, beginning of period                                      $   16.60      $   16.21      $   12.98      $   13.74
Net investment income/(loss)                                                   0.26           0.07           0.27           0.24
Net realized and unrealized gain/(loss) on investments                         2.69           1.06           3.91          (0.23)
Net increase/(decrease) in net asset value from operations                     2.95           1.13           4.18           0.01
Distributions:
Dividends from net investment income                                          (0.26)         (0.12)         (0.28)         (0.23)
Distributions from net realized capital gains                                 (1.42)         (0.62)         (0.67)         (0.54)
Total dividends and distributions                                             (1.68)         (0.74)         (0.95)         (0.77)
Net asset value, end of period                                            $   17.87      $   16.60      $   16.21      $   12.98
Total return++                                                                18.07%          7.20%         34.53%         (0.08)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                      $1,200,853     $ 998,957      $ 956,669      $ 799,743
Ratio of operating expenses to average net assets                              0.97%(c)       0.96%+         0.94%          0.93%
Ratio of net investment income/(loss) to average net assets                    1.51%          1.30%+         1.90%          1.85%
Portfolio turnover rate                                                          47%            12%            63%            75%
Ratio of operating expenses to average net assets without waivers
  and/or expense reimbursements                                                0.97%(c)       0.96%+         0.94%          0.93%
Net investment income/(loss) per share without waivers and/or expense
  reimbursements                                                          $    0.26(c)   $    0.07%     $    0.27      $    0.24
Average commission rate paid (b)                                          $  0.0649      $  0.0648            N/A            N/A

                                                                              YEAR
                                                                             ENDED
Primary A Shares                                                            11/30/93
Operating performance:
Net asset value, beginning of period                                       $   12.45
Net investment income/(loss)                                                    0.24
Net realized and unrealized gain/(loss) on investments                          1.38
Net increase/(decrease) in net asset value from operations                      1.62
Distributions:
Dividends from net investment income                                           (0.24)
Distributions from net realized capital gains                                  (0.09)
Total dividends and distributions                                              (0.33)
Net asset value, end of period                                             $   13.74
Total return++                                                                 13.19%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                       $ 707,185
Ratio of operating expenses to average net assets                               0.96%
Ratio of net investment income/(loss) to average net assets                     1.98%
Portfolio turnover rate                                                           64%
Ratio of operating expenses to average net assets without waivers
  and/or expense reimbursements                                                 0.97%
Net investment income/(loss) per share without waivers and/or expense
  reimbursements                                                           $    0.24
Average commission rate paid (b)                                                 N/A



Nations Value Fund (cont.)


                                                                                           YEAR            YEAR
                                                                                          ENDED            ENDED
Primary A Shares                                                                         11/30/92        11/30/91
Operating performance:
Net asset value, beginning of period                                                   $   11.16       $    9.71
Net investment income/loss                                                                  0.28            0.34
Net realized and unrealized gain/(loss) on investments                                      1.57            1.47
Net increase/(decrease) in net asset value from operations                                  1.85            1.81
Distributions:
Dividends from net investment income                                                       (0.27)          (0.36)
Distributions from net realized capital gains                                              (0.29)             --
Total dividends and distributions                                                          (0.56)          (0.36)
Net asset value, end of period                                                         $   12.45       $   11.16
Total return++                                                                             17.00%+++       18.79%+++
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                   $ 282,138       $  82,360
Ratio of operating expenses to average net assets                                           0.90%           0.53%
Ratio of net investment income/(loss) to average net assets                                 2.31%           3.33%
Portfolio turnover rate                                                                       60%             51%
Ratio of operating expenses to average net assets without waivers and/or expense
  reimbursements                                                                            0.97%           0.99%
Net investment income/(loss) per share without waivers and/or expense reimbursements   $    0.27       $    0.30
Average commission rate paid (b)                                                             N/A             N/A

                                                                                           YEAR            PERIOD
                                                                                           ENDED            ENDED
Primary A Shares                                                                         11/30/90        11/30/89*#
Operating performance:
Net asset value, beginning of period                                                   $   10.04        $   10.00
Net investment income/loss                                                                  0.35             0.08
Net realized and unrealized gain/(loss) on investments                                     (0.36)           (0.04)
Net increase/(decrease) in net asset value from operations                                 (0.01)            0.04
Distributions:
Dividends from net investment income                                                       (0.32)              --
Distributions from net realized capital gains                                                 --               --
Total dividends and distributions                                                          (0.32)              --
Net asset value, end of period                                                         $    9.71        $   10.04
Total return++                                                                             (0.16)%+++        0.40%+++
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                   $  19,769        $   5,161
Ratio of operating expenses to average net assets                                           0.21%            0.49%+
Ratio of net investment income/(loss) to average net assets                                 4.19%            4.41%+
Portfolio turnover rate                                                                       24%              --
Ratio of operating expenses to average net assets without waivers and/or expense
  reimbursements                                                                            1.11%            1.41%+
Net investment income/(loss) per share without waivers and/or expense reimbursements   $    0.26        $    0.06
Average commission rate paid (b)                                                             N/A              N/A



 * Nations Value Fund Primary A Shares commenced operations on September 19,
   1989.
 + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed method did not accord with the results of operations.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.

 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Equity Income Fund

                                     YEAR            PERIOD            YEAR             YEAR             YEAR
                                     ENDED            ENDED            ENDED            ENDED            ENDED
Primary A Shares                   03/31/97        03/31/96(b)       05/31/95          5/31/94          5/31/93
Operating performance:
Net asset value, beginning
  of period                       $   13.14        $   11.81       $   11.43        $   12.06         $   11.41
Net investment income/(loss)           0.43             0.30            0.42             0.38              0.37
Net realized and unrealized
  gain/(loss) on investments           1.55             1.77            1.11             0.22              1.08
Net increase/(decrease) in net
  asset value from operations          1.98             2.07            1.53             0.60              1.45
Distributions:
Dividends from net
  investment income                   (0.41)           (0.37)          (0.42)           (0.42)            (0.35)
Distributions from net
  realized capital gains              (2.41)           (0.37)          (0.73)           (0.81)            (0.45)
Total dividends and
  distributions                       (2.82)           (0.74)          (1.15)           (1.23)            (0.80)
Net asset value, end of period    $   12.30        $   13.14       $   11.81        $   11.43         $   12.06
Total return++                        15.62%           17.98%          14.79%            5.00%            13.30%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                          $ 200,772        $ 283,142       $ 283,082        $ 225,740         $ 175,949
Ratio of operating expenses to
  average net assets                   0.91%(d)         0.90%+          0.92%            0.94%             0.92%
Ratio of net investment
  income/(loss) to average
  net assets                           3.09%            2.84%+          3.75%            3.41%             3.37%
Portfolio turnover rate                 102%              59%            158%             116%               55%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                       0.91%(d)         0.90%+          0.93%            0.95%             1.04%
Net investment income/(loss)
  per share without waivers
  and/or expense
  reimbursements                  $    0.43(d)     $    0.30       $    0.42        $    0.38         $    0.36
Average commission rate
  paid (c)                        $  0.0609        $  0.0287             N/A              N/A               N/A

                                      YEAR             PERIOD
                                     ENDED             ENDED
Primary A Shares                    5/31/92           5/31/91*
Operating performance:
Net asset value, beginning
  of period                        $   10.19       $   10.00
Net investment income/(loss)            0.34            0.05
Net realized and unrealized
  gain/(loss) on investments            1.25            0.14
Net increase/(decrease) in net
  asset value from operations           1.59            0.19
Distributions:
Dividends from net
  investment income                    (0.30)             --
Distributions from net
  realized capital gains               (0.07)             --
Total dividends and
  distributions                        (0.37)             --
Net asset value, end of period     $   11.41       $   10.19
Total return++                         15.91%+++        1.90%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                           $  18,104       $  10,194
Ratio of operating expenses to
  average net assets                    1.10%           1.12%+
Ratio of net investment
  income/(loss) to average
  net assets                            3.15%           3.66%+
Portfolio turnover rate                   84%              9%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                        2.21%           1.80%+
Net investment income/(loss)
  per share without waivers
  and/or expense
  reimbursements                   $    0.22       $   (0.06)
Average commission rate
  paid (c)                               N/A             N/A


  * Nations Equity Income Fund Primary A Shares commenced operations on April 11, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
 (c) Average commission rate paid per share of securities purchased and sold by the Fund.

 (d) The effect of the fees reduced by credits allowed by the custodian on the operating expenses ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations International Equity Fund

                                                    YEAR            PERIOD            YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
Primary A Shares                                  03/31/97#      03/31/96(a)#       05/31/95#        5/31/94#         5/31/93#
Operating performance:
Net asset value, beginning of period             $   13.50        $   11.75        $   12.06        $   10.60        $   10.40
Net investment income/(loss)                          0.08             0.07             0.14             0.09             0.09
Net realized and unrealized gain/(loss) on
  investments                                         0.11             1.80            (0.20)            1.44             0.21
Net increase/(decrease) in net asset value
  from operations                                     0.19             1.87            (0.06)            1.53             0.30
Distributions:
Dividends from net investment income                 (0.11)          (0.06)            (0.03)           (0.05)           (0.08)
Distributions in excess of net investment
  income                                             (0.00)(c)       (0.04)               --               --               --
Distributions from net realized capital gains        (0.42)          (0.02)            (0.12)           (0.02)           (0.02)
Distributions in excess of net realized
  capital gains                                      (0.03)              --            (0.10)              --               --
Total dividends and distributions                    (0.56)          (0.12)            (0.25)           (0.07)           (0.10)
Net asset value, end of period                   $   13.13        $   13.50        $   11.75        $   12.06        $   10.60
Total return++                                        1.32%           16.01%           (0.46)%          14.37%            3.14%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)             $ 976,855        $ 849,731        $ 572,940        $ 401,559        $ 118,873
Ratio of operating expenses to average net
  assets                                              1.16%            1.17%+           1.03%            1.17%            1.30%
Ratio of net investment income/(loss) to
  average net assets                                  0.62%            0.65%+           1.17%            0.75%            1.03%
Portfolio turnover rate                                 36%              26%              92%              39%              41%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        --             1.18%+           1.04%            1.18%            1.32%
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                                        --        $    0.07        $    0.14        $    0.08        $    0.10
Average commission rate paid (b)                 $  0.0279        $  0.0272               --               --               --

                                                    PERIOD
                                                    ENDED
Primary A Shares                                   5/31/92*
Operating performance:
Net asset value, beginning of period            $   10.00
Net investment income/(loss)                         0.08
Net realized and unrealized gain/(loss) on
  investments                                        0.36
Net increase/(decrease) in net asset value
  from operations                                    0.44
Distributions:
Dividends from net investment income                (0.04)
Distributions in excess of net investment
  income                                               --
Distributions from net realized capital gains          --
Distributions in excess of net realized
  capital gains                                        --
Total dividends and distributions                   (0.04)
Net asset value, end of period                  $   10.40
Total return++                                       4.43%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $  83,970
Ratio of operating expenses to average net
  assets                                             1.33%+
Ratio of net investment income/(loss) to
  average net assets                                 1.81%+
Portfolio turnover rate                                11%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     1.43%+
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                                $    0.03
Average commission rate paid (b)                       --


  * Nations International Equity Fund Primary A Shares commenced operations on December 2, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.

 (c) Amount represents less than $0.01 per share.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations International Growth Fund


                                                          PERIOD              YEAR               YEAR               YEAR
                                                           ENDED              ENDED              ENDED              ENDED
Primary A Shares*                                        05/16/97           08/31/96           08/31/95           08/31/94
Operating performance:
Net asset value at the beginning of the period         $     17.05        $     16.24        $     16.34        $     14.14
Net investment income (loss)                                  0.05               0.18               0.13(f)            0.11(f)
Net realized and unrealized gain/(loss) on
  investments                                                 2.76               1.61              (0.22)(f)           1.65(f)
Net realized and unrealized gain/(loss) on foreign
  currency related transactions                              (0.92)             (0.13)              0.39(f)            0.59(f)
Total income (loss) from investments activities               1.89               1.66               0.30               2.35
Distributions from net investment income                     (0.17)             (0.46)             (0.11)                --
Distributions from net realized gain on investments
  and foreign currency related transactions                  (0.34)             (0.39)             (0.29)             (0.15)
Net asset value at the end of the period               $     18.43        $     17.05        $     16.24        $     16.34
Total return (a)                                             11.28%(c)          10.64%              2.08%             16.75%
Portfolio turnover rate (g)                                  33.68%             22.31%             35.91%             35.40%
Ratio of expenses to average net assets                       1.18%(d)           1.08%              1.18%              1.12%
Ratio of net investment income (loss) to average
  net assets                                                  0.47%(d)           0.69%              0.82%              0.75%
Net assets at end of period (in 000's)                 $   701,033        $   579,019        $   363,212        $   307,561
Average Commission Rate (h)                                $0.0107            $0.0160

                                                           EIGHT
                                                          MONTHS
                                                           ENDED
Primary A Shares*                                      08/31/93 (b)
Operating performance:
Net asset value at the beginning of the period       $    13.15
Net investment income (loss)                              (0.01)(f)
Net realized and unrealized gain/(loss) on
  investments                                              1.10(f)
Net realized and unrealized gain/(loss) on foreign
  currency related transactions                           (0.10)(f)
Total income (loss) from investments activities            0.99
Distributions from net investment income                     --
Distributions from net realized gain on investments
  and foreign currency related transactions                  --
Net asset value at the end of the period             $    14.14
Total return (a)                                           7.53%(c)
Portfolio turnover rate (g)                               26.65%(e)
Ratio of expenses to average net assets                    1.31%(d)
Ratio of net investment income (loss) to average
  net assets                                              (0.56)%(d)
Net assets at end of period (in 000's)               $  195,548
Average Commission Rate (h)



 * Primary A Shares of Nations International Growth Fund were formerly Pilot Shares of the Pilot International Equity Fund, a predecessor portfolio.



 (a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges.



 (b) Pilot Shares were initially issued on July 26, 1993.



 (c) Not annualized.



 (d) Annualized.



 (e) Excludes the transfer of assets effective on August 6, 1993 from a collective trust for which Boatmen's Trust Company served as trustee.



 (f) Calculated based on the average shares outstanding methodology.



 (g) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued and is not annualized.



(h) The average commission rate represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Emerging Markets Fund

                                                                                                             YEAR
                                                                                                             ENDED
Primary A Shares                                                                                           03/31/97#
Operating performance:
Net asset value, beginning of period                                                                       $   10.34
Net investment income/(loss)                                                                                    0.01
Net realized and unrealized gain on investments                                                                 1.21
Net increase in net asset value from operations                                                                 1.22
Distributions:
Dividends from net investment income                                                                           (0.02)
Distributions in excess of net investment income                                                               (0.07)
Distributions from net realized capital gains                                                                  (0.06)
Total dividends and distributions                                                                              (0.15)
Net asset value, end of period                                                                             $   11.41
Total return++                                                                                                 11.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                       $  76,483
Ratio of operating expenses to average net assets                                                               1.74%
Ratio of net investment income/(loss) to average net assets                                                     0.13%
Portfolio turnover rate                                                                                           31%
Average commission rate paid (a)                                                                           $  0.0003

                                                                                                            PERIOD

                                                                                                             ENDED

Primary A Shares                                                                                          03/31/96*#

Operating performance:
Net asset value, beginning of period                                                                       $   10.00

Net investment income/(loss)                                                                                   (0.03)

Net realized and unrealized gain on investments                                                                 0.37

Net increase in net asset value from operations                                                                 0.34

Distributions:
Dividends from net investment income                                                                              --

Distributions in excess of net investment income                                                                0.00**

Distributions from net realized capital gains                                                                     --

Total dividends and distributions                                                                               0.00**

Net asset value, end of period                                                                             $   10.34

Total return++                                                                                                  3.42%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                       $  47,560

Ratio of operating expenses to average net assets                                                               2.13%+

Ratio of net investment income/(loss) to average net assets                                                    (0.38)%+

Portfolio turnover rate                                                                                           17%

Average commission rate paid (a)                                                                           $  0.0004



 * Nations Emerging Markets Fund Primary A Shares commenced operations on June 30, 1995.
 ** Amount represents less than $0.01 per share.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

Nations Pacific Growth Fund

                                                                                                             YEAR
                                                                                                             ENDED
Primary A Shares                                                                                           03/31/97
Operating performance:
Net asset value, beginning of period                                                                       $   10.24
Net investment income/(loss)                                                                                    0.04
Net realized and unrealized gain/(loss) on investments                                                          0.19
Net increase/(decrease) in net asset value from operations                                                      0.23
Distributions:
Dividends from net investment income                                                                       $   (0.03)
Distributions in excess of net investment income                                                               (0.03)
Total dividends and distributions                                                                              (0.06)
Net asset value, end of period                                                                             $   10.41
Total return++                                                                                                  2.18%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                       $ 122,887
Ratio of operating expenses to average net assets                                                               1.42%
Ratio of net investment income/(loss) to average net assets                                                     0.39%
Portfolio turnover rate                                                                                           78%
Average commission rate paid (a)                                                                           $  0.0126

                                                                                                            PERIOD

                                                                                                             ENDED

Primary A Shares                                                                                          03/31/96*#

Operating performance:
Net asset value, beginning of period                                                                       $   10.00

Net investment income/(loss)                                                                                   (0.02)

Net realized and unrealized gain/(loss) on investments                                                          0.29

Net increase/(decrease) in net asset value from operations                                                      0.27

Distributions:
Dividends from net investment income                                                                              --

Distributions in excess of net investment income                                                               (0.03)

Total dividends and distributions                                                                              (0.03)

Net asset value, end of period                                                                             $   10.24

Total return++                                                                                                  2.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                       $  95,210

Ratio of operating expenses to average net assets                                                               1.76%+

Ratio of net investment income/(loss) to average net assets                                                    (0.27)%+

Portfolio turnover rate                                                                                           23%

Average commission rate paid (a)                                                                           $  0.0178



 * Nations Pacific Growth Fund Primary A Shares commenced operations on June 30, 1995.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

(a) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Capital Growth Fund

                                                    YEAR            PERIOD            YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
Primary A Shares                                 03/31/97##       03/31/96(a)       11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of period             $   13.43        $   14.24        $   11.23       $    11.08        $   10.68
Net investment income/(loss)                          0.05             0.02             0.09             0.09             0.09
Net realized and unrealized gain on
  investments                                         1.66             0.38             3.28             0.14             0.42
Net increase in net asset value from
  operations                                          1.71             0.40             3.37             0.23             0.51
Distributions:
Dividends from net investment income                 (0.05)           (0.02)           (0.10)           (0.08)           (0.10)
Distributions from net realized capital gains        (3.39)           (1.19)           (0.26)           (0.00)(b)        (0.01)
Total dividends and distributions                    (3.44)           (1.21)           (0.36)           (0.08)           (0.11)
Net asset value, end of period                   $   11.70        $   13.43        $   14.24       $    11.23        $   11.08
Total return++                                       11.88%            3.14%           30.96%            2.14%            4.84%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)             $ 533,168        $ 839,300        $ 867,361       $  717,914        $ 646,661
Ratio of operating expenses to average net
  assets                                              0.96%(d)         0.96%+           0.98%            0.90%            0.80%
Ratio of net investment income/(loss) to
  average net assets                                  0.39%            0.38%+           0.71%            0.85%            0.84%
Portfolio turnover rate                                 75%              25%              80%              56%              81%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                      0.96%            0.96%+           0.98%            0.91%            0.89%
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                                 $    0.05        $    0.02        $    0.09       $     0.09        $    0.08
Average commission rate paid (c)                 $  0.0604        $  0.0632              N/A              N/A              N/A

                                                   PERIOD
                                                    ENDED
Primary A Shares                                  11/30/92*
Operating performance:
Net asset value, beginning of period            $   10.00
Net investment income/(loss)                         0.02
Net realized and unrealized gain on
  investments                                        0.66#
Net increase in net asset value from
  operations                                         0.68
Distributions:
Dividends from net investment income                   --
Distributions from net realized capital gains          --
Total dividends and distributions                      --
Net asset value, end of period                  $   10.68
Total return++                                       6.80%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $ 728,629
Ratio of operating expenses to average net
  assets                                             0.30%+
Ratio of net investment income/(loss) to
  average net assets                                 1.33%+
Portfolio turnover rate                                 7%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     1.05%+
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                                $    0.01
Average commission rate paid (c)                      N/A


  * Nations Capital Growth Fund Primary A Shares commenced operations on September 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

## Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since use of the undistributed income method did not accord with results of operations.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Amount represents less than $0.01 per share.
 (c) Average commission rate paid per share of securities purchased and sold by the Fund.

 (d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Emerging Growth Fund

                                                                   YEAR            PERIOD            YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
Primary A Shares                                                 03/31/97#      03/31/96#(a)       11/30/95         11/30/94#
Operating performance:
Net asset value, beginning of period                           $   14.04        $   14.28         $   11.41        $   10.87
Net investment income/(loss)                                       (0.04)           (0.00)(b)          0.01            (0.03)
Net realized and unrealized gain on investments                     0.20             1.26              3.26             0.71
Net increase in net asset value from operations                     0.16             1.26              3.27             0.68
Distributions:
Distributions from net realized capital gains                      (1.34)           (1.50)            (0.40)           (0.14)
Total dividends and distributions                                  (1.34)           (1.50)            (0.40)           (0.14)
Net asset value, end of period                                 $   12.86        $   14.04         $   14.28        $   11.41
Total return++                                                      0.48%            9.87%            29.95%            6.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $ 267,319        $ 295,764         $ 269,484        $ 182,459
Ratio of operating expenses to average net assets                   0.98%(d)         0.99%+            0.98%            1.01%
Ratio of net investment income/(loss) to average net assets        (0.26)%          (0.06)%+           0.08%           (0.29)%
Portfolio turnover rate                                               93%              39%              139%             129%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             0.98%(d)         0.99%+            0.98%            1.01%
Net investment income/(loss) per share without waivers
  and/or expense reimbursements                                $   (0.04)(d)        (0.00)(b)     $    0.01        $   (0.03)
Average commission rate paid (c)                               $  0.0562        $  0.0599               N/A              N/A

                                                                  PERIOD
                                                                   ENDED
Primary A Shares                                                 11/30/93*
Operating performance:
Net asset value, beginning of period                           $   10.00
Net investment income/(loss)                                       (0.01)
Net realized and unrealized gain on investments                     0.89
Net increase in net asset value from operations                     0.88
Distributions:
Distributions from net realized capital gains                      (0.01)
Total dividends and distributions                                  (0.01)
Net asset value, end of period                                 $   10.87
Total return++                                                      8.81%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $ 121,281
Ratio of operating expenses to average net assets                   0.80%+
Ratio of net investment income/(loss) to average net assets        (0.15)%+
Portfolio turnover rate                                              159%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             1.01%+
Net investment income/(loss) per share without waivers
  and/or expense reimbursements                                $   (0.03)
Average commission rate paid (c)                                     N/A


  * Nations Emerging Growth Fund Primary A Shares commenced operations on December 4, 1992.
 + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) Average commission rate paid per share of securities purchased and sold by the Fund.

(d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT THE PERIOD



Nations Small Company Growth Fund


                                                                                                          PERIOD
                                                                                                           ENDED
Primary A Shares*                                                                                         5/16/97
Operating performance:
Net asset value at the beginning of the period                                                        $     10.65
Net investment income                                                                                        0.04
Net realized and unrealized gain on investments and futures                                                  1.47
Total income from investment activities                                                                      1.51
Distributions from net investment income                                                                    (0.04)
Distributions from net realized gains                                                                       (0.05)
Net asset value at the end of the period                                                              $     12.07
Total return (b)                                                                                            14.21%
Ratio of expenses to average net assets (c)                                                                  0.98%
Ratio of net investment income to average net assets (c)                                                     0.54%
Portfolio turnover rate (e)                                                                                    48%
Net assets at end of period (in 000's)                                                                $   109,450
Ratio of expenses to average net assets (assuming no waivers or expense reimbursements)                      1.41%(c)
Ratio of net investment income to average net assets (assuming no waivers or expense
  reimbursements)                                                                                            0.11%(c)
Average Commission Rate (d)                                                                                $.0323

                                                                                                          PERIOD

                                                                                                           ENDED

Primary A Shares*                                                                                       08/31/96(a)

Operating performance:
Net asset value at the beginning of the period                                                         $   10.00

Net investment income                                                                                       0.09

Net realized and unrealized gain on investments and futures                                                 0.64

Total income from investment activities                                                                     0.73

Distributions from net investment income                                                                   (0.08)

Distributions from net realized gains                                                                         --

Net asset value at the end of the period                                                               $   10.65

Total return (b)                                                                                            7.37%

Ratio of expenses to average net assets (c)                                                                 1.00%

Ratio of net investment income to average net assets (c)                                                    1.06%

Portfolio turnover rate (e)                                                                                   31%

Net assets at end of period (in 000's)                                                                 $  70,483

Ratio of expenses to average net assets (assuming no waivers or expense reimbursements)                     1.54%(c)

Ratio of net investment income to average net assets (assuming no waivers or expense
  reimbursements)                                                                                           0.52%(c)

Average Commission Rate (d)                                                                               $.0340




 * Primary A Shares of Nations Small Company Growth Fund were formerly Pilot Shares of the Pilot Small Capitalization Equity Fund, a predecessor portfoilo.


(a) Share activity commenced December 12, 1995.


(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return is not annualized.


(c) Annualized.


(d) The average commission rate represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.


(e) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Disciplined Equity Fund

                                                 YEAR            PERIOD            YEAR             PERIOD             PERIOD
                                                 ENDED            ENDED            ENDED             ENDED              ENDED
Primary A Shares                               03/31/97        03/31/96(a)       11/30/95          11/30/94*          04/29/94*
Operating performance:
Net asset value, beginning of period         $   17.19        $   17.06        $   13.08         $   13.31          $   13.65
Net investment income/(loss)                      0.14             0.05             0.10              0.01              (0.05)
Net realized and unrealized gain/(loss) on
  investments                                     2.79             0.35             3.96             (0.23)#             2.66
Net increase/(decrease) in net asset value
  from operations                                 2.93             0.40             4.06             (0.22)              2.61
Distributions:
Dividends from net investment income             (0.14)           (0.04)           (0.08)            (0.01)                --
Distributions from net realized
  capital gains                                  (1.51)           (0.23)              --                --              (2.95)
Return of capital                                   --               --               --             (0.00)(b)             --
Total dividends and distributions                (1.65)           (0.27)           (0.08)            (0.01)             (2.95)
Net asset value, end of period               $   18.47        $   17.19        $   17.06         $   13.08          $   13.31
Total return++                                   17.00%            2.44%           31.13%            (1.62)%            18.79%
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in 000's)         $ 100,260        $ 116,469        $ 109,939         $   9,947          $   8,079
Ratio of operating expenses to average net
  assets                                          1.04%(d)         1.02%+           1.30%             1.13%+             1.20%+
Ratio of net investment income/(loss) to
  average net assets                              0.70%            0.82%+           0.85%             0.12%+            (0.60)%+
Portfolio turnover rate                            120%              47%             124%              177%               475%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  1.04%            1.02%+           1.30%             1.56%+             1.53%+
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                             $    0.14        $    0.05        $    0.10         $   (0.03)         $   (0.08)
Average commission rate paid (c)             $  0.0377           0.0627              N/A               N/A                N/A

                                                 PERIOD
                                                  ENDED
Primary A Shares                                04/30/93*
Operating performance:
Net asset value, beginning of period          $   10.00
Net investment income/(loss)                      (0.03)
Net realized and unrealized gain/(loss) on
  investments                                      3.74
Net increase/(decrease) in net asset value
  from operations                                  3.71
Distributions:
Dividends from net investment income                 --
Distributions from net realized
  capital gains                                   (0.06)
Return of capital                                    --
Total dividends and distributions                 (0.06)
Net asset value, end of period                $   13.65
Total return++                                    37.13%
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in 000's)          $   4,638
Ratio of operating expenses to average net
  assets                                           1.20%+
Ratio of net investment income/(loss) to
  average net assets                              (0.58)%+
Portfolio turnover rate                             203%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                   1.31%+
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                              $   (0.03)
Average commission rate paid (c)                    N/A


 * The period for Nations Disciplined Equity Fund Primary A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class A Shares, which were reorganized into Primary A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994. The Capitol Mutual Funds Special Equity Portfolio Class A Shares commenced operations on October 1, 1992.
 + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) Amount represents less than $0.01 per share.

(c) Average commission rate paid per share of securities purchased and sold by the Fund.

(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



Nations Equity Index Fund


                                                                               YEAR            PERIOD            YEAR
                                                                               ENDED            ENDED            ENDED
Primary A Shares                                                             03/31/97        03/31/96(a)       11/30/95
Operating performance:
Net asset value, beginning of period                                        $   13.58        $   12.91        $    9.84
Net investment income                                                            0.26             0.08             0.28
Net realized and unrealized gain/(loss) on investments                           2.36             0.86             3.20
Net increase in net asset value from operations                                  2.62             0.94             3.48
Distributions:
Dividends from net investment income                                            (0.26)           (0.13)           (0.28)
Distributions from net realized capital gains                                   (0.05)           (0.14)           (0.13)
Total dividends and distributions                                               (0.31)           (0.27)           (0.41)
Net asset value, end of period                                              $   15.89        $   13.58        $   12.91
Total return++                                                                  19.41%            7.33%           36.35%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                        $ 567,039        $ 192,388        $ 145,021
Ratio of operating expenses to average net assets                                0.35%(c)         0.35%+           0.37%
Ratio of operating expenses to average net assets including interest
  expense                                                                         N/A             0.35%+           0.38%
Ratio of net investment income to average net assets                             1.91%            1.99%+           2.44%
Portfolio turnover rate                                                             5%               2%              18%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                         0.70%(c)         0.73%+           0.78%
Net investment income per share without waivers and/or expense
  reimbursements                                                            $    0.21(c)     $    0.07        $    0.23
Average commission rate paid (b)                                            $  0.0173        $  0.0291              N/A

                                                                              PERIOD
                                                                               ENDED
Primary A Shares                                                             11/30/94*
Operating performance:
Net asset value, beginning of period                                        $   10.00
Net investment income                                                            0.24
Net realized and unrealized gain/(loss) on investments                          (0.21)
Net increase in net asset value from operations                                  0.03
Distributions:
Dividends from net investment income                                            (0.19)
Distributions from net realized capital gains                                      --
Total dividends and distributions                                               (0.19)
Net asset value, end of period                                              $    9.84
Total return++                                                                   0.29%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                        $ 123,147
Ratio of operating expenses to average net assets                                0.35%+
Ratio of operating expenses to average net assets including interest
  expense                                                                          --
Ratio of net investment income to average net assets                             2.64%+
Portfolio turnover rate                                                            14%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                         0.79%+
Net investment income per share without waivers and/or expense
  reimbursements                                                            $    0.20
Average commission rate paid (b)                                                  N/A



 * Nations Equity Index Fund Primary A Shares commenced operations on December 15, 1993.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.


(b) Average commission rate paid per share of securities purchased and sold by the Fund.


(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT THE PERIOD



Nations Managed Index Fund


                                                                                                                       PERIOD
                                                                                                                        ENDED
                                                                                                                       3/31/97*
Primary A Shares
Operating performance:
Net asset value, beginning of period                                                                                  $   10.00
Net investment income                                                                                                 $    0.15
Net realized and unrealized gain on investments                                                                       $    1.87
Net increase in net asset value from operations                                                                       $    2.02
Dividends from net investment income                                                                                  $   (0.13)
Total dividends and distributions                                                                                     $   (0.13)
Net asset value, end of period                                                                                        $   11.89
Total return++                                                                                                            20.22%
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                                  $  42,226
Ratio of operating expenses to average net assets                                                                          0.50%+(b)
Ratio of net investment income to average net assets                                                                       1.92+
Portfolio turnover rate                                                                                                      17%
Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                            1.05%+(b)
Net investment income per share without waivers and/or expense reimbursements                                         $    0.12(b)
Average commission rate paid (a)                                                                                      $  0.0259




  * Nations Managed Index Fund's Primary A Shares commenced operations on July 31, 1996.


  + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) Average commission rate paid per share of securities purchased and sold by the Fund.


 (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT THE PERIOD



Nations Managed SmallCap Index Fund


                                                                                                                       PERIOD
                                                                                                                        ENDED
                                                                                                                        3/31/97*
Primary A Shares
Operating performance:
Net asset value at the beginning of period                                                                           $   10.00
Net investment income                                                                                                $    0.03
Net realized and unrealized gain/(loss) on investments                                                               $   (0.17)
Net increase in net asset value from operations                                                                      $   (0.14)
Dividends from net investment income                                                                                 $   (0.03)
Distributions in excess of net investment income                                                                     $   (0.00)(b)
Total dividends and distributions                                                                                    $   (0.03)
Net asset value, end of period                                                                                       $    9.83
Total return++                                                                                                           (1.37)%
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                                 $  40,851
Ratio of operating expenses to average net assets                                                                         0.50%+
Ratio of net investment income to average net assets                                                                      1.05%+
Portfolio turnover rate                                                                                                     18%
Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                           1.21%+
Net investment income per share without waivers and/or expense reimbursements                                        $    0.01
Average commission rate paid (a)                                                                                     $  0.0279




  * Nations Managed SmallCap Index Fund's Primary A Shares commenced operations on October 15, 1996.


  + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) Average commission rate paid per share of securities purchased and sold by the Fund.


 (b) Amount represents less than $0.01 per share.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Balanced Assets Fund

                                                 YEAR            PERIOD            YEAR             YEAR             YEAR
                                                 ENDED            ENDED            ENDED            ENDED            ENDED
Primary A Shares                               03/31/97        03/31/96(a)       11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of period          $   11.65        $   12.68        $   10.44        $   10.87        $   10.24
Net investment income                              0.39             0.11             0.38             0.25             0.29
Net realized and unrealized gain/(loss) on
  investments                                      1.03             0.45             2.21            (0.43)            0.64
Net increase/(decrease) in net asset value
  from operations                                  1.42             0.56             2.59            (0.18)            0.93
Distributions:
Dividends from net investment income              (0.38)           (0.18)           (0.33)           (0.25)           (0.30)
Distributions from net realized capital
  gains                                           (1.54)           (1.41)           (0.02)              --               --
Total dividends and distributions                 (1.92)           (1.59)           (0.35)           (0.25)           (0.30)
Net asset value, end of period                $   11.15        $   11.65        $   12.68        $   10.44        $   10.87
Total return++                                    12.50%            4.90%           25.27%          (1.73)%            9.22%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)        $   135,731      $   164,215      $   163,198      $   162,215      $   178,270
Ratio of operating expenses to average net
  assets                                           1.00%(b)         1.00%+           0.99    %        0.98    %        0.90%
Ratio of net investment income to average
  net assets                                       3.31%            2.91%+           3.25    %        2.31    %        2.82%
Portfolio turnover rate                             264%              83%             174    %         156    %          50%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                   1.00%(b)         1.00%+           0.99    %        0.99    %        0.97%
Net investment income per share without
  waivers and/or expense reimbursements     $      0.39    (b) $      0.11    $      0.38      $      0.25      $      0.29
Average commission rate paid (c)            $    0.0563      $    0.0598              N/A              N/A              N/A

                                                PERIOD
                                                 ENDED
Primary A Shares                               11/30/92*
Operating performance:
Net asset value, beginning of period         $   10.00
Net investment income                             0.06
Net realized and unrealized gain/(loss) on
  investments                                     0.18#
Net increase/(decrease) in net asset value
  from operations                                 0.24
Distributions:
Dividends from net investment income                --
Distributions from net realized capital
  gains                                             --
Total dividends and distributions                   --
Net asset value, end of period               $   10.24
Total return++                                    2.40%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)        $  111,953
Ratio of operating expenses to average net
  assets                                          0.30%+
Ratio of net investment income to average
  net assets                                      3.85%+
Portfolio turnover rate                             79%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  1.05%+
Net investment income per share without
  waivers and/or expense reimbursements     $     0.05
Average commission rate paid (c)                   N/A


   * Nations Balanced Assets Fund Primary A Shares commenced operations on September 30, 1992.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
  # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

 (c) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



Nations U.S. Government Bond Fund


                                                                                          PERIOD             PERIOD
                                                                                           ENDED              ENDED
Primary A Shares*                                                                         5/16/97           08/31/96
Operating performance:
Net asset value at the beginning of the period                                         $     10.53        $     11.20
Net investment income                                                                         0.41               0.61
Net realized and unrealized gain/(loss) on investments                                        0.17              (0.22)
Total income from investment activities                                                       0.58               0.39
Distributions from net investment income                                                     (0.41)             (0.61)
Distributions from net realized gains                                                        (0.51)             (0.45)
Total distributions                                                                          (0.92)             (1.06)
Net asset value at the end of the period                                               $     10.19        $     10.53
Total return (b)                                                                              5.62%              3.46%
Ratio of expenses to average net assets                                                       0.62%(c)           0.65%
Ratio of net investment income to average net assets                                          5.60%(c)           5.61%
Portfolio turnover rate (d)                                                                     58%                87%
Net assets at end of period (in 000's)                                                 $   148,082        $   145,066
Ratio of expenses to average net assets (assuming no waiver or expense
  reimbursements)                                                                             0.77%(c)           0.82%
Ratio of net investment income to average net assets (assuming no waiver or expense
  reimbursements)                                                                             5.45%(c)           5.44%

                                                                                          PERIOD
                                                                                           ENDED
Primary A Shares*                                                                       08/31/95(a)
Operating performance:
Net asset value at the beginning of the period                                         $     10.00
Net investment income                                                                         0.56
Net realized and unrealized gain/(loss) on investments                                        1.20
Total income from investment activities                                                       1.76
Distributions from net investment income                                                     (0.56)
Distributions from net realized gains                                                           --
Total distributions                                                                          (0.56)
Net asset value at the end of the period                                               $     11.20
Total return (b)                                                                             18.03%
Ratio of expenses to average net assets                                                       0.62%(c)
Ratio of net investment income to average net assets                                          6.45%(c)
Portfolio turnover rate (d)                                                                    132%
Net assets at end of period (in 000's)                                                 $   137,261
Ratio of expenses to average net assets (assuming no waiver or expense
  reimbursements)                                                                             0.87%(c)
Ratio of net investment income to average net assets (assuming no waiver or expense
  reimbursements)                                                                             6.20%(c)



 * Primary A Shares of Nations U.S. Government Bond Fund were formerly Pilot Shares of the Pilot U.S. Government Securities Fund, a predecessor portfolio.



(a) Pilot share activity commenced November 7, 1994.



(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return is not annualized.



(c) Annualized.



(d) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Short-Intermediate Government Fund

                                   YEAR            PERIOD            YEAR             YEAR             YEAR             YEAR
                                  ENDED             ENDED            ENDED            ENDED            ENDED            ENDED
Primary A Shares                03/31/97#       03/31/96(b)#       11/30/95#        11/30/94         11/30/93         11/30/92
Operating performance:
Net asset value, beginning
  of period                   $    4.07          $    4.14        $    3.93        $    4.28        $    4.16       $    4.17
Net investment income              0.23               0.07             0.24             0.23             0.23            0.28
Net realized and unrealized
  gain/(loss) on
  investments                     (0.08)             (0.07)            0.21            (0.33)            0.14           (0.01)
Net increase/(decrease) in
  net asset value from
  operations                       0.15               0.00             0.45            (0.10)            0.37            0.27
Distributions:
Dividends from net
  investment income               (0.23)             (0.07)           (0.24)           (0.23)           (0.23)          (0.28)
Distributions in excess of
  net investment income              --              (0.00)(a)        (0.00)(a)        (0.00)(a)           --              --
Distributions from net
  realized capital gains             --                 --               --            (0.02)           (0.02)             --
Total dividends and
  distributions                   (0.23)             (0.07)           (0.24)           (0.25)           (0.25)          (0.28)
Net asset value, end of
  period                      $    3.99          $    4.07        $    4.14        $    3.93        $    4.28       $    4.16
Total return++                     3.72%              0.07%           11.70%           (2.23)%           9.03%           6.70%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period
  (in 000's)                 $  371,118        $   399,915      $   425,200      $   433,278      $   443,426      $  360,497
Ratio of operating expenses
  to average net assets            0.63%(c)(d)        0.63%+           0.60%            0.59%            0.55%           0.37%
Ratio of net investment
  income to average net
  assets                           5.73%              5.32%+           5.88%            5.76%            5.40%           6.48%
Portfolio turnover rate             529%               189%             328%             133%              92%             25%
Ratio of operating expenses
  to average net assets
  without waivers and/or
  expense reimbursements           0.83%(d)           0.86%+           0.80%            0.80%            0.79%           0.77%
Net investment income per
  share without waivers
  and/or expense
  reimbursements             $     0.22      (d) $      0.06    $      0.23      $      0.22      $      0.22      $     0.26

                                 PERIOD
                                  ENDED
Primary A Shares                11/30/91*
Operating performance:
Net asset value, beginning
  of period                   $    4.00##
Net investment income              0.10
Net realized and unrealized
  gain/(loss) on
  investments                      0.17
Net increase/(decrease) in
  net asset value from
  operations                       0.27
Distributions:
Dividends from net
  investment income               (0.10)
Distributions in excess of
  net investment income              --
Distributions from net
  realized capital gains             --
Total dividends and
  distributions                   (0.10)
Net asset value, end of
  period                      $    4.17
Total return++                     6.81%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period
  (in 000's)                 $  158,435
Ratio of operating expenses
  to average net assets            0.08%+
Ratio of net investment
  income to average net
  assets                           7.21%+
Portfolio turnover rate              11%
Ratio of operating expenses
  to average net assets
  without waivers and/or
  expense reimbursements           0.82%+
Net investment income per
  share without waivers
  and/or expense
  reimbursements             $     0.00     (a)


  * Nations Short-Intermediate Government Fund Primary A Shares commenced operations on August 1, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
## Nations Short-Intermediate Government Fund's net asset value upon commencement of operations was $2.00 per share. Effective September 25, 1991, the net asset value doubled as a result of the reclassification of each outstanding share into half as many shares (reverse split).
 (a) Amount represents less than $0.01.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.


 (d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Government Securities Fund

                                             YEAR           PERIOD           YEAR            YEAR             YEAR
                                            ENDED           ENDED           ENDED            ENDED            ENDED
Primary A Shares                          03/31/97#      03/31/96(b)#     05/31/95#        05/31/94         05/31/93
Operating performance:
Net asset value, beginning of period     $    9.67       $    9.86       $    9.80         $   10.46        $   10.36
Net investment income                         0.60            0.52            0.64              0.64             0.71
Net realized and unrealized
  gain/(loss) on investments                 (0.30)          (0.19)           0.06             (0.61)            0.13
Net increase/(decrease) in net asset
  value from operations                       0.30            0.33            0.70              0.03             0.84
Distributions:
Dividends from net investment income         (0.58)          (0.50)          (0.60)            (0.58)           (0.70)
Dividends in excess of net investment
  income                                        --            0.02              --             (0.02)              --
Distributions from net realized
  capital gains                                 --              --              --                --               --
Distributions in excess of net
  realized capital gains                        --              --              --             (0.05)           (0.04)
Distributions from capital                   (0.00)(a)          --           (0.04)            (0.04)              --
Total dividends and distributions            (0.58)          (0.52)          (0.64)            (0.69)           (0.74)
Net asset value, end of period           $    9.39       $    9.67       $    9.86         $    9.80        $   10.46
Total return++                                3.18%           3.41%           7.55%             0.06%            8.37%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)     $  52,606       $  55,962       $  39,909         $  44,536        $  40,472
Ratio of operating expenses to average
  net assets                                  0,80%           0.80%+          0.76%             0.73%            0.85%
Ratio of net investment income to
  average net assets                          6.28%           6.36%+          6.69%             6.08%            6.67%
Portfolio turnover rate                        468%            199%            413%               56%             103%
Ratio of operating expenses to average
  net assets without waivers and/or
  expense reimbursements                      0.94%           0.95%+          0.94%             0.94%            1.00%
Net investment income per
  share without waivers
  and/or expense reimbursements          $    0.59       $    0.51       $    0.62         $    0.61        $    0.60

                                             YEAR            PERIOD
                                             ENDED           ENDED
Primary A Shares                           05/31/92        05/31/91*
Operating performance:
Net asset value, beginning of period     $   10.05        $   10.00
Net investment income                         0.74             0.10
Net realized and unrealized
  gain/(loss) on investments                  0.37             0.02
Net increase/(decrease) in net asset
  value from operations                       1.11             0.12
Distributions:
Dividends from net investment income         (0.77)           (0.07)
Dividends in excess of net investment
  income                                        --               --
Distributions from net realized
  capital gains                                 --               --
Distributions in excess of net
  realized capital gains                     (0.03)              --
Distributions from capital                      --               --
Total dividends and distributions            (0.80)           (0.07)
Net asset value, end of period           $   10.36        $   10.05
Total return++                               11.43%+++         1.19%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)     $  42,256        $  10,047
Ratio of operating expenses to average
  net assets                                  1.06%            1.10%+
Ratio of net investment income to
  average net assets                          7.15%            7.18%+
Portfolio turnover rate                        130%               5%
Ratio of operating expenses to average
  net assets without waivers and/or
  expense reimbursements                      1.72%            1.69%+++
Net investment income per
  share without waivers
  and/or expense reimbursements          $    0.07        $    0.09+++


  * Nations Government Securities Fund Primary A Shares commenced operations on April 11, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

 (a) Amount represents less than $0.01.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Short-Term Income Fund

                                                 YEAR            PERIOD            YEAR             YEAR             YEAR
                                                 ENDED            ENDED            ENDED            ENDED            ENDED
Primary A Shares                               03/31/97#      03/31/96(b)#       11/30/95#        11/30/94#        11/30/93
Operating performance:
Net asset value, beginning of period         $    9.76        $    9.84        $    9.48        $   10.01        $    9.75
Net investment income                             0.58             0.20             0.61             0.50             0.53
Net realized and unrealized gain/(loss) on
  investments                                    (0.08)           (0.08)            0.36            (0.51)            0.26
Net increase/(decrease) in net asset value
  from operations                                 0.50             0.12             0.97            (0.01)            0.79
Distributions:
Dividends from net investment income             (0.58)           (0.20)           (0.61)           (0.48)           (0.53)
Distributions in excess of net investment
  income                                            --               --               --            (0.02)              --
Distributions from capital                          --               --               --            (0.02)              --
Total dividends and distributions                (0.58)           (0.20)           (0.61)           (0.52)           (0.53)
Net asset value, end of period               $    9.68        $    9.76        $    9.84        $    9.48        $   10.01
Total return++                                    5.25%            1.19%           10.48%          (0.11)%            8.26     %
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)        $  181,455       $  179,957       $  169,291       $  176,712       $  201,738
Ratio of operating expenses to average net
  assets                                          0.55      (a)       0.55     %+       0.56     %       0.50     %       0.37     %
Ratio of net investment income to average
  net assets                                      5.97     %       6.07     %+       6.32     %       5.23     %       5.27     %
Portfolio turnover rate                            172     %         73     %        224     %        293     %        121     %
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  0.85     %       0.88     %+       0.86     %       0.82     %       0.79     %
Net investment income per share without
  waivers and/or expense reimbursements     $     0.55       $     0.19       $     0.58       $     0.47       $     0.48

                                                 PERIOD
                                                 ENDED
Primary A Shares                               11/30/92*
Operating performance:
Net asset value, beginning of period         $   10.00
Net investment income                             0.09
Net realized and unrealized gain/(loss) on
  investments                                    (0.25)
Net increase/(decrease) in net asset value
  from operations                                (0.16)
Distributions:
Dividends from net investment income             (0.09)
Distributions in excess of net investment
  income                                            --
Distributions from capital                          --
Total dividends and distributions                (0.09)
Net asset value, end of period               $    9.75
Total return++                                   (1.58)%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)        $  190,680
Ratio of operating expenses to average net
  assets                                          0.30      %+
Ratio of net investment income to average
  net assets                                      5.54      %+
Portfolio turnover rate                             45      %
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  0.90      %+
Net investment income per share without
  waivers and/or expense reimbursements     $     0.08


  * Nations Short-Term Income Fund Primary A Shares commenced operations on September 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed method did not accord with the results of operations.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Diversified Income Fund

                                                 YEAR             PERIOD             YEAR              YEAR
                                                 ENDED            ENDED             ENDED             ENDED             YEAR
Primary A Shares                               03/31/97#       03/31/96(b)         11/30/95         11/30/94#      ENDED 11/30/93#
Operating performance:
Net asset value, beginning of period          $   10.42        $   10.82         $    9.67         $   10.88          $    9.97
Net investment income                              0.69             0.23              0.73              0.74               0.78
Net realized and unrealized gain/(loss) on
  investments                                     (0.18)           (0.40)             1.15             (1.06)              0.91
Net increase/(decrease) in net asset value
  from operations                                  0.51            (0.17)             1.88             (0.32)              1.69
Distributions:
Dividends from net investment income              (0.69)           (0.23)            (0.73)            (0.74)             (0.78)
Distributions in excess of net investment
  income                                             --               --                --             (0.00)(a)             --
Distributions from net realized capital
  gains                                           (0.13)              --                --             (0.15)                --
Total dividends and distributions                 (0.82)           (0.23)            (0.73)            (0.89)             (0.78)
Net asset value, end of period                $   10.11        $   10.42         $   10.82         $    9.67          $   10.88
Total return++                                     4.97%           (1.59)%           20.11%            (3.05)    %        17.40%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)        $   152,070      $    65,081       $    64,800       $    22,298       $     28,553
Ratio of operating expenses to average net
  assets                                           0.75%(c)         0.77%+            0.80%             0.74%              0.55%
Ratio of net investment income to average
  net assets                                       6.73%            6.49%+            7.03%             7.31%              7.02%
Portfolio turnover rate                             278%              69%               96%              144%                86%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                   0.85%(c)         0.87%+            0.93%             0.95%              0.95%
Net investment income per share without
  waivers and/or expense reimbursements     $      0.67    (c) $      0.23     $      0.72       $      0.72       $       0.70

                                                 PERIOD
                                                 ENDED
Primary A Shares                               11/30/92*
Operating performance:
Net asset value, beginning of period         $   10.00
Net investment income                             0.06
Net realized and unrealized gain/(loss) on
  investments                                    (0.03)
Net increase/(decrease) in net asset value
  from operations                                 0.03
Distributions:
Dividends from net investment income             (0.06)
Distributions in excess of net investment
  income                                            --
Distributions from net realized capital
  gains                                             --
Total dividends and distributions                (0.06)
Net asset value, end of period               $    9.97
Total return++                                    0.32%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)        $   23,962
Ratio of operating expenses to average net
  assets                                          0.25%+
Ratio of net investment income to average
  net assets                                      7.76%+
Portfolio turnover rate                             46%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  0.85%+
Net investment income per share without
  waivers and/or expense reimbursements     $     0.05


  * Nations Diversified Income Fund Primary A Shares commenced operations on October 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
 (a) Amount represents less than $0.01.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Strategic Fixed Income Fund

                                                    YEAR            PERIOD            YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
Primary A Shares                                  03/31/97#       03/31/96(a)       11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of period            $    9.93          $   10.22        $    9.32        $   10.55        $    9.94
Net investment income                                0.58               0.19             0.59             0.53             0.56
Net realized and unrealized gain/(loss) on
  investments                                       (0.20)             (0.29)            0.90            (0.89)            0.62
Net increase/(decrease) in net asset value
  from operations                                    0.38              (0.10)            1.49            (0.36)            1.18
Distributions:
Dividends from net investment income                (0.58)             (0.19)           (0.59)           (0.51)           (0.56)
Distributions in excess of net investment
  income                                               --                 --               --            (0.02)              --
Distributions from net realized capital gains       (0.11)                --               --            (0.34)           (0.01)
Distributions from capital                          (0.00)(b)             --               --               --               --
Total dividends and distributions                   (0.69)             (0.19)           (0.59)           (0.87)           (0.57)
Net asset value, end of period                  $    9.62          $    9.93        $   10.22        $    9.32        $   10.55
Total return++                                       3.90%             (1.04)%          16.45%           (3.58)%          12.05%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $ 947,277          $ 823,890        $ 823,098        $ 550,697        $ 545,538
Ratio of operating expenses to average net
  assets                                             0.71%(c)           0.72%+           0.71%            0.68%            0.61%
Ratio of net investment income to average net
  assets                                             5.98%              5.49%+           6.05%            5.43%            5.40%
Portfolio turnover rate                               368%              1.33%             228%             307%             161%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     0.81%(c)           0.83%+           0.81%            0.76%            0.77%
Net investment income per share without
  waivers and/or expense reimbursements         $    0.57(c)       $    0.19        $    0.58        $    0.52        $    0.55

                                                    PERIOD
                                                    ENDED
Primary A Shares                                  11/30/92*
Operating performance:
Net asset value, beginning of period            $   10.00
Net investment income                                0.05
Net realized and unrealized gain/(loss) on
  investments                                       (0.06)
Net increase/(decrease) in net asset value
  from operations                                   (0.01)
Distributions:
Dividends from net investment income                (0.05)
Distributions in excess of net investment
  income                                               --
Distributions from net realized capital gains          --
Distributions from capital                             --
Total dividends and distributions                   (0.05)
Net asset value, end of period                  $    9.94
Total return++                                      (0.11)%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $ 581,329
Ratio of operating expenses to average net
  assets                                             0.26%+
Ratio of net investment income to average net
  assets                                             6.15%+
Portfolio turnover rate                                12%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     0.86%+
Net investment income per share without
  waivers and/or expense reimbursements         $    0.04


  * Nations Strategic Fixed Income Fund Primary A Shares commenced operations on October 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.

 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since use of the undistributed income method did not accord with results of operations.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year was November 30.

 (b) Amount represents less than $0.01.


 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Global Government Income Fund

                                                                                                             YEAR
                                                                                                             ENDED
Primary A Shares                                                                                           03/31/97#
Operating performance:
Net asset value, beginning of period                                                                       $   10.07
Net investment income/(loss)                                                                                    0.47
Net realized and unrealized gain/(loss) on investments                                                         (0.03)
Net increase in net asset value from operations                                                                 0.44
Distributions:
Dividends from net investment income                                                                           (0.46)
Distributions in excess of net investment income                                                               (0.10)
Distributions from net realized capital gains                                                                  (0.16)
Total dividends and distributions                                                                              (0.72)
Net asset value, end of period                                                                             $    9.79
Total return++                                                                                                  4.25%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                       $  28,130
Ratio of operating expenses to average net assets                                                               1.26%
Ratio of net investment income/(loss) to average net assets                                                     4.60%
Portfolio turnover rate                                                                                          100%

                                                                                                            PERIOD

                                                                                                             ENDED

Primary A Shares                                                                                           03/31/96*

Operating performance:
Net asset value, beginning of period                                                                       $   10.00

Net investment income/(loss)                                                                                    0.39

Net realized and unrealized gain/(loss) on investments                                                          0.11

Net increase in net asset value from operations                                                                 0.50

Distributions:
Dividends from net investment income                                                                           (0.37)

Distributions in excess of net investment income                                                               (0.02)

Distributions from net realized capital gains                                                                  (0.04)

Total dividends and distributions                                                                              (0.43)

Net asset value, end of period                                                                             $   10.07

Total return++                                                                                                  5.03%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                       $  24,753

Ratio of operating expenses to average net assets                                                               1.32%+

Ratio of net investment income/(loss) to average net assets                                                     5.17%+

Portfolio turnover rate                                                                                          213%



  * Nations Global Government Income Fund Primary A Shares commenced operations on June 30, 1995.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


Nations Municipal Income Fund

                                      YEAR            PERIOD            YEAR             YEAR              YEAR
                                     ENDED             ENDED            ENDED            ENDED            ENDED
Primary A Shares                    03/31/97        03/31/96(b)       11/30/95         11/30/94          11/30/93
Operating performance:
Net asset value, beginning of
  period                          $   10.84          $   11.08        $    9.64        $   11.33       $   10.65
Net investment income                  0.59               0.20             0.59             0.57            0.59
Net realized and unrealized
  gain/(loss) on investments           0.05              (0.24)            1.44            (1.44)           0.72
Net increase/(decrease) in net
  asset value from operations          0.64              (0.04)            2.03            (0.87)           1.31
Distributions:
Dividends from net investment
  income                              (0.59)             (0.20)           (0.59)           (0.57)          (0.59)
Distributions in excess of net
  investment income                      --                 --               --            (0.00)#            --
Distributions from net
  realized capital gains                 --                 --               --            (0.25)          (0.04)
Total dividends and
  distributions                       (0.59)             (0.20)           (0.59)           (0.82)          (0.63)
Net asset value, end of period    $   10.89          $   10.84        $   11.08        $    9.64       $   11.33
Total return++                         6.03%             (0.41)%          21.55%           (8.17)%         12.54%
Ratios to average net
  assets/supplemental data:
Net assets, end of period
  (in 000's)                      $  77,260          $  68,022        $  68,836        $  59,279       $  88,386
Ratio of operating expenses to
  average net assets                   0.60%              0.60%+           0.60%            0.61%           0.52%
Ratio of operating expenses to
  average net asset including
  interest expense                         (a)                (a)              (a)          0.62%             --
Ratio of net investment income
  to average net assets                5.41%              5.35%+           5.63%            5.42%           5.24%
Portfolio turnover rate                  25%                 4%              49%              63%             48%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                       0.91%              0.91%+           0.88%            0.90%           0.84%
Net investment income per
  share without waivers and/or
  expense reimbursements          $    0.56          $    0.19        $    0.56        $    0.54       $    0.55

                                      YEAR             PERIOD
                                     ENDED             ENDED
Primary A Shares                    11/30/92         11/30/91*
Operating performance:
Net asset value, beginning of
  period                         $   10.25         $   10.00
Net investment income                 0.59              0.52
Net realized and unrealized
  gain/(loss) on investments          0.41              0.25
Net increase/(decrease) in net
  asset value from operations         1.00              0.77
Distributions:
Dividends from net investment
  income                             (0.59)            (0.52)
Distributions in excess of net
  investment income                     --                --
Distributions from net
  realized capital gains             (0.01)               --
Total dividends and
  distributions                      (0.60)            (0.52)
Net asset value, end of period   $   10.65         $   10.25
Total return++                        9.97%+++          7.87%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period
  (in 000's)                     $  62,387         $  23,631
Ratio of operating expenses to
  average net assets                  0.43%             0.20%+
Ratio of operating expenses to
  average net asset including
  interest expense                      --                --
Ratio of net investment income
  to average net assets               5.51%             6.07%+
Portfolio turnover rate                 19%               54%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                      0.90%             0.88%+
Net investment income per
  share without waivers and/or
  expense reimbursements         $    0.54         $    0.45


  * Nations Municipal Income Fund Primary A Shares commenced operations on February 1, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Amount represents less than $0.01 per share.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Short-Term Municipal Income Fund

                                                                 YEAR             PERIOD             YEAR             YEAR
                                                                ENDED             ENDED             ENDED             ENDED
Primary A Shares                                               03/31/97        03/31/96(b)         11/30/95         11/30/94
Operating performance:
Net asset value, beginning of period                        $    9.98         $   10.03         $    9.69           $    9.96
Net investment income                                            0.44              0.15              0.44                0.38
Net realized and unrealized gain/(loss) on investments          (0.03)            (0.05)             0.34               (0.27)
Net increase in net asset value from operations                  0.41              0.10              0.78                0.11
Distributions:
Dividends from net investment income                            (0.44)            (0.15)            (0.44)              (0.38)
Distributions from net realized capital gains                      --                --                --               (0.00)#
Total dividends and distributions                               (0.44)            (0.15)            (0.44)              (0.38)
Net asset value, end of period                              $    9.95         $    9.98         $   10.03           $    9.69
Total return++                                                   4.15%             0.96%             8.16%               1.09%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                        $  61,072         $  48,511         $  49,961           $  33,488
Ratio of operating expenses to average net assets                0.40%(a)          0.40%+(a)         0.45%(a)            0.34%(a)
Ratio of net investment income to average net assets             4.36%             4.37%+            4.38%               3.83%
Portfolio turnover rate                                            80%               16%               82%                 57%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                          0.84%             0.86%+            0.93%               0.80%
Net investment income per share without waivers and/or
  expense reimbursements                                    $    0.39         $    0.13         $    0.39           $    0.33

                                                                PERIOD
                                                                 ENDED
Primary A Shares                                               11/30/93*
Operating performance:
Net asset value, beginning of period                           $   10.00
Net investment income                                               0.05
Net realized and unrealized gain/(loss) on investments             (0.04)
Net increase in net asset value from operations                     0.01
Distributions:
Dividends from net investment income                               (0.05)
Distributions from net realized capital gains                         --
Total dividends and distributions                                  (0.05)
Net asset value, end of period                                 $    9.96
Total return++                                                      0.06%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $   5,999
Ratio of operating expenses to average net assets                   0.09%+
Ratio of net investment income to average net assets                3.16%+
Portfolio turnover rate                                               45%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             1.04%+
Net investment income per share without waivers and/or
  expense reimbursements                                       $    0.04


  * Nations Short-Term Municipal Income Fund Primary A Shares commenced operations on October 7, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 # Amount represents less than $0.01 per share.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.


Nations Intermediate Municipal Bond Fund


                                                                YEAR             PERIOD             YEAR              YEAR
                                                                ENDED            ENDED             ENDED             ENDED
Primary A Shares                                              03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period                         $   10.03        $   10.17         $    9.24         $   10.11
Net investment income                                             0.48             0.16              0.48              0.45
Net realized and unrealized gain/(loss) on investments           (0.02)           (0.14)             0.93             (0.86)
Net increase/(decrease) in net asset value from
  operations                                                      0.46             0.02              1.41             (0.41)
Distributions:
Dividends from net investment income                             (0.48)           (0.16)            (0.48)            (0.45)
Distributions in excess of net investment income                    --               --                --             (0.00)#
Distributions from net realized capital gains                       --               --                --             (0.01)
Total dividends and distributions                                (0.48)           (0.16)            (0.48)            (0.46)
Net asset value, end of period                               $   10.01        $   10.03         $   10.17         $    9.24
Total return++                                                    4.63%            0.20%            15.60%            (4.25)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $ 108,204        $  77,423         $  73,897         $  38,055
Ratio of operating expenses to average net assets                 0.50%(a)         0.50%+(a)         0.45%(a)          0.35%(a)
Ratio of net investment income to average net assets              4.74%            4.75%+            4.91%             4.59%
Portfolio turnover rate                                             21%               4%               31%               51%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                           0.81%            0.83%+            0.84%             0.88%
Net investment income per share without waivers and/or
  expense reimbursements                                     $    0.44        $    0.15         $    0.45         $    0.40

                                                                PERIOD
                                                                ENDED
Primary A Shares                                              11/30/93*
Operating performance:
Net asset value, beginning of period                         $   10.00
Net investment income                                             0.14
Net realized and unrealized gain/(loss) on investments            0.11
Net increase/(decrease) in net asset value from
  operations                                                      0.25
Distributions:
Dividends from net investment income                             (0.14)
Distributions in excess of net investment income                    --
Distributions from net realized capital gains                       --
Total dividends and distributions                                (0.14)
Net asset value, end of period                               $   10.11
Total return++                                                    2.46%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $  28,335
Ratio of operating expenses to average net assets                 0.24%+
Ratio of net investment income to average net assets              4.07%+
Portfolio turnover rate                                             23%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                           0.96%+
Net investment income per share without waivers and/or
  expense reimbursements                                     $    0.12


  * Nations Intermediate Municipal Bond Fund Primary A Shares commenced operations on July 30, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 # Amount represents less than $0.01 per share.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Florida Intermediate Municipal Bond Fund

                                                                    YEAR             PERIOD             YEAR              YEAR
                                                                   ENDED             ENDED             ENDED             ENDED
Primary A Shares                                                  03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period                            $   10.46         $   10.63         $    9.61         $   10.50
Net investment income                                                0.49              0.17              0.48              0.45
Net realized and unrealized gain/(loss) on investments              (0.06)            (0.17)             1.02             (0.88)
Net increase/(decrease) in net asset value from operations           0.43              0.00              1.50             (0.43)
Distributions:
Dividends from net investment income                                (0.49)            (0.17)            (0.48)            (0.45)
Distributions in excess of net investment income                       --                --                --             (0.00)#
Distributions from net realized capital gains                          --                --                --             (0.01)
Total dividends and distributions                                   (0.49)            (0.17)            (0.48)            (0.46)
Net asset value, end of period                                  $   10.40         $   10.46         $   10.63         $    9.61
Total return++                                                       4.22%            (0.06)%           15.92%            (4.26)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                            $  51,748         $  44,988         $  44,038         $  42,717
Ratio of operating expenses to average net assets                    0.50%(a)          0.50%+(a)         0.55%(a)          0.55%(a)
Ratio of net investment income to average net assets                 4.72%             4.66%+            4.70%             4.44%
Portfolio turnover rate                                                16%               18%               27%               34%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                              0.81%             0.86%+            0.81%             0.76%
Net investment income per share without waivers and/or
  expense reimbursements                                        $    0.46         $    0.15         $    0.46         $    0.43

                                                                   PERIOD
                                                                   ENDED
Primary A Shares                                                 11/30/93*
Operating performance:
Net asset value, beginning of period                            $   10.00
Net investment income                                                0.44
Net realized and unrealized gain/(loss) on investments               0.50
Net increase/(decrease) in net asset value from operations           0.94
Distributions:
Dividends from net investment income                                (0.44)
Distributions in excess of net investment income                       --
Distributions from net realized capital gains                          --
Total dividends and distributions                                   (0.44)
Net asset value, end of period                                  $   10.50
Total return++                                                       9.50%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                            $  41,489
Ratio of operating expenses to average net assets                    0.44%+
Ratio of net investment income to average net assets                 4.28%+
Portfolio turnover rate                                                15%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                              0.80%+
Net investment income per share without waivers and/or
  expense reimbursements                                        $    0.40


  * Nations Florida Intermediate Municipal Bond Fund Primary A Shares commenced operations on December 11, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 # Amount represents less than $0.01 per share.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Nations Florida Municipal Bond Fund

                                                                                   YEAR             PERIOD             YEAR
                                                                                  ENDED             ENDED             ENDED
Primary A Shares                                                                 03/31/97        03/31/96(b)         11/30/95
Operating performance:
Net asset value, beginning of period                                           $    9.47         $    9.76         $    8.40
Net investment income                                                               0.48              0.16              0.51
Net realized and unrealized gain/(loss) on investments                              0.01             (0.29)             1.36
Net increase/(decrease) in net asset value from operations                          0.49             (0.13)             1.87
Dividends from net investment income                                               (0.48)            (0.16)            (0.51)
Total dividends and distributions                                                  (0.48)            (0.16)            (0.51)
Net asset value, end of period                                                 $    9.48         $    9.47         $    9.76
Total return++                                                                      5.29%            (1.33)%           22.69%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                           $  16,702         $  13,044         $  11,219
Ratio of operating expenses to average net assets                                   0.60%(a)          0.60%+(a)         0.39%(a)
Ratio of net investment income to average net assets                                5.07%             5.03%+            5.44%
Portfolio turnover rate                                                               23%                7%               13%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                            0.93%             0.96%+            0.95%
Net investment income per share without waivers and/or expense
  reimbursements                                                               $    0.45         $    0.15         $    0.46

                                                                                  PERIOD
                                                                                  ENDED
Primary A Shares                                                                11/30/94*
Operating performance:
Net asset value, beginning of period                                           $    9.93
Net investment income                                                               0.49
Net realized and unrealized gain/(loss) on investments                             (1.53)
Net increase/(decrease) in net asset value from operations                         (1.04)
Dividends from net investment income                                               (0.49)
Total dividends and distributions                                                  (0.49)
Net asset value, end of period                                                 $    8.40
Total return++                                                                    (10.70)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                           $   4,258
Ratio of operating expenses to average net assets                                   0.21%+(a)
Ratio of net investment income to average net assets                                5.55%+
Portfolio turnover rate                                                               46%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                            0.91%+
Net investment income per share without waivers and/or expense
  reimbursements                                                               $    0.43


  * Nations Florida Municipal Bond Fund Primary A Shares commenced operations on December 13, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Georgia Intermediate Municipal Bond Fund

                                                    YEAR            PERIOD            YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
Primary A Shares                                  03/31/97        03/31/96(b)       11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of period              $   10.63        $   10.81        $    9.82        $   10.82        $   10.29
Net investment income                                  0.50             0.17             0.50             0.49             0.50
Net realized and unrealized gain/(loss) on
  investments                                         (0.05)           (0.18)            0.99            (0.98)            0.56
Net increase/(decrease) in net asset value
  from operations                                      0.45            (0.01)            1.49            (0.49)            1.06
Distributions:
Dividends from net investment income                  (0.50)           (0.17)           (0.50)           (0.49)           (0.50)
Distributions in excess of net investment
  income                                                 --               --               --            (0.00)#             --
Distributions from net realized capital gains            --               --               --            (0.02)           (0.03)
Total dividends and distributions                     (0.50)           (0.17)           (0.50)           (0.51)           (0.53)
Net asset value, end of period                    $   10.58        $   10.63        $   10.81        $    9.82        $   10.82
Total return++                                         4.33%           (0.13)%          15.42%           (4.70)%          10.43%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)              $  43,470        $  38,222        $  40,383        $  33,111        $  30,738
Ratio of operating expenses to average net
  assets                                               0.50%            0.50%+           0.55%            0.54%            0.46%
Ratio of operating expenses to average net
  assets including interest expense                        (a)              (a)              (a)          0.55%              --
Ratio of net investment income to average net
  assets                                               4.72%            4.67%+           4.76%            4.74%            4.57%
Portfolio turnover rate                                   9%               3%              17%              22%               6%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       0.80%            0.83%+           0.80%            0.75%            0.77%
Net investment income per share without
  waivers and/or expense reimbursements           $    0.47        $    0.16        $    0.47        $    0.47        $    0.46

                                                    PERIOD
                                                    ENDED
Primary A Shares                                  11/30/92*
Operating performance:
Net asset value, beginning of period            $   10.00
Net investment income                                0.41
Net realized and unrealized gain/(loss) on
  investments                                        0.29
Net increase/(decrease) in net asset value
  from operations                                    0.70
Distributions:
Dividends from net investment income                (0.41)
Distributions in excess of net investment
  income                                               --
Distributions from net realized capital gains          --
Total dividends and distributions                   (0.41)
Net asset value, end of period                  $   10.29
Total return++                                       7.07%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $  20,584
Ratio of operating expenses to average net
  assets                                             0.20%+
Ratio of operating expenses to average net
  assets including interest expense                    --
Ratio of net investment income to average net
  assets                                             5.25%+
Portfolio turnover rate                                12%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     0.77%+
Net investment income per share without
  waivers and/or expense reimbursements         $    0.37


  * Nations Georgia Intermediate Municipal Bond Fund Primary A Shares commenced operations on March 1, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Amount represents less than $0.01 per share.
 (a) The effect of interest expense on the operating ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Georgia Municipal Bond Fund

                                                                                YEAR              PERIOD              YEAR
                                                                                ENDED              ENDED              ENDED
Primary A Shares                                                              03/31/97          03/31/96(b)         11/30/95
Operating performance:
Net asset value, beginning of period                                         $    9.48          $    9.72          $    8.38
Net investment income                                                             0.47               0.16               0.51
Net realized and unrealized gain/(loss) on investments                            0.02              (0.24)              1.34
Net increase/(decrease) in net asset value from operations                        0.49              (0.08)              1.85
Dividends from net investment income                                             (0.47)             (0.16)             (0.51)
Total dividends and distributions                                                (0.47)             (0.16)             (0.51)
Net asset value, end of period                                               $    9.50          $    9.48          $    9.72
Total return++                                                                    5.29%             (0.84)%            22.48%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                         $   5,550          $   2,068          $   2,628
Ratio of operating expenses to average net assets                                 0.60%(a)           0.60%+(a)          0.40%(a)
Ratio of net investment income to average net assets                              4.96%              4.96%+             5.42%
Portfolio turnover rate                                                             19%                 7%                26%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                          1.05%              1.14%+             1.09%
Net investment income per share without waivers and/or expense
  reimbursements                                                             $    0.43          $    0.14          $    0.44

                                                                               PERIOD
                                                                               ENDED
Primary A Shares                                                             11/30/94*
Operating performance:
Net asset value, beginning of period                                        $   10.02
Net investment income                                                            0.46
Net realized and unrealized gain/(loss) on investments                          (1.64)
Net increase/(decrease) in net asset value from operations                      (1.18)
Dividends from net investment income                                            (0.46)
Total dividends and distributions                                               (0.46)
Net asset value, end of period                                              $    8.38
Total return++                                                                 (12.07)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                        $     232
Ratio of operating expenses to average net assets                                0.21%+(a)
Ratio of net investment income to average net assets                             5.60%+
Portfolio turnover rate                                                            35%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                         1.04%+
Net investment income per share without waivers and/or expense
  reimbursements                                                            $    0.39


  * Nations Georgia Municipal Bond Fund Primary A Shares commenced operations on January 13, 1994.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) The effect of interest expense on the operating ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Maryland Intermediate Municipal Bond Fund

                                              YEAR           PERIOD            YEAR            YEAR            YEAR
                                             ENDED            ENDED            ENDED           ENDED           ENDED
Primary A Shares                            03/31/97       03/31/96(b)       11/30/95        11/30/94        11/30/93
Operating performance:
Net asset value, beginning of period      $   10.80       $   10.95        $   10.00        $   11.09      $   10.72
Net investment income                          0.51            0.17             0.51             0.50           0.52
Net realized and unrealized gain/(loss)
  on investments                              (0.10)          (0.15)            0.98            (0.99)          0.44
Net increase/(decrease) in net asset
  value from operations                        0.41            0.02             1.49            (0.49)          0.96
Distributions:
Dividends from net investment income          (0.51)          (0.17)           (0.51)           (0.50)         (0.52)
Distributions from net realized capital
  gains                                          --              --            (0.03)           (0.10)         (0.07)
Distributions in excess of net realized
  capital gains                                  --              --               --            (0.00)#           --
Total dividends and distributions             (0.51)          (0.17)           (0.54)           (0.60)         (0.59)
Net asset value, end of period            $   10.70       $   10.80        $   10.95        $   10.00      $   11.09
Total return++                                 3.83%           0.16%           15.16%           (4.64)%         9.11%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)      $  63,549       $  61,337+       $  62,460        $  61,349      $  61,552
Ratio of operating expenses to average
  net assets                                   0.50%(a)        0.50%+(a)        0.55%(a)         0.53%(a)       0.49%
Ratio of net investment income to
  average net assets                           4.70%           4.62%+           4.76%            4.73%          4.73%
Portfolio turnover rate                          10%              4%              11%              22%            26%
Ratio of operating expenses to average
  net assets without waivers and/or
  expense reimbursements                       0.78%           0.81%+           0.80%            0.73%          0.73%
Net investment income per share without
  waivers and/or expense reimbursements   $    0.48       $    0.16        $    0.48        $    0.48      $    0.49

                                              YEAR             YEAR            PERIOD
                                              ENDED            ENDED            ENDED
Primary A Shares                            11/30/92         11/30/91         11/30/90*
Operating performance:
Net asset value, beginning of period      $   10.44        $   10.21        $   10.00
Net investment income                          0.55             0.60             0.16
Net realized and unrealized gain/(loss)
  on investments                               0.31             0.24             0.21
Net increase/(decrease) in net asset
  value from operations                        0.86             0.84             0.37
Distributions:
Dividends from net investment income          (0.55)           (0.60)           (0.16)
Distributions from net realized capital
  gains                                       (0.03)           (0.01)              --
Distributions in excess of net realized
  capital gains                                  --               --               --
Total dividends and distributions             (0.58)           (0.61)           (0.16)
Net asset value, end of period            $   10.72        $   10.44        $   10.21
Total return++                                 8.41%+++         8.46%+++         3.72%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)      $  48,192        $  31,088        $  11,087
Ratio of operating expenses to average
  net assets                                   0.39%            0.20%            0.21%+
Ratio of net investment income to
  average net assets                           5.12%            5.76%            6.12%+
Portfolio turnover rate                          38%              26%              49%
Ratio of operating expenses to average
  net assets without waivers and/or
  expense reimbursements                       0.78%            0.71%            0.84%+
Net investment income per share without
  waivers and/or expense reimbursements   $    0.51        $    0.55        $    0.13


  * Nations Maryland Intermediate Municipal Bond Fund Primary A Shares commenced operations on September 1, 1990.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Amount represents less than $0.01 per share.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Nations Maryland Municipal Bond Fund

                                                                                YEAR              PERIOD              YEAR
                                                                                ENDED              ENDED              ENDED
Primary A Shares                                                              03/31/97          03/31/96(b)         11/30/95
Operating performance:
Net asset value, beginning of period                                          $    9.39          $    9.63          $    8.37
Net investment income                                                              0.46               0.15               0.48
Net realized and unrealized gain/(loss) on investments                             0.02              (0.24)              1.26
Net increase/(decrease) in net asset value from operations                         0.48              (0.09)              1.74
Dividends from net investment income                                              (0.46)             (0.15)             (0.48)
Total dividends and distributions                                                 (0.46)             (0.15)             (0.48)
Net asset value, end of period                                                $    9.41          $    9.39          $    9.63
Total return++                                                                     5.20%             (0.95)%            21.23%
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                                            $   4,596          $   2,788          $   2,595
Ratio of operating expenses to average net assets                                  0.60%              0.60%+             0.40%
Ratio of net investment income to average net assets                               4.88%              4.72%+             5.14%
Portfolio turnover rate                                                              18%                 7%                11%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                           1.12%              1.23%+             1.26%
Net investment income per share without waivers and/or expense
  reimbursements                                                              $    0.41          $    0.13          $    0.40

                                                                                PERIOD
                                                                                ENDED
Primary A Shares                                                              11/30/94*
Operating performance:
Net asset value, beginning of period                                         $    8.90
Net investment income                                                             0.11
Net realized and unrealized gain/(loss) on investments                           (0.53)
Net increase/(decrease) in net asset value from operations                       (0.42)
Dividends from net investment income                                             (0.11)
Total dividends and distributions                                                (0.11)
Net asset value, end of period                                               $    8.37
Total return++                                                                   (4.89)%
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                                           $      39
Ratio of operating expenses to average net assets                                 0.21%+(a)
Ratio of net investment income to average net assets                              5.48%+
Portfolio turnover rate                                                             39%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                          1.30%+
Net investment income per share without waivers and/or expense
  reimbursements                                                             $    0.09


  * Nations Maryland Municipal Bond Fund Primary A Shares commenced operations on September 20, 1994.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations North Carolina Intermediate Municipal Bond Fund

                                                                 YEAR             PERIOD             YEAR              YEAR
                                                                ENDED             ENDED             ENDED             ENDED
Primary A Shares                                               03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period                        $   10.36         $   10.51         $    9.53         $   10.46
Net investment income                                            0.47              0.16              0.45              0.44
Net realized and unrealized gain/(loss) on investments          (0.02)            (0.15)             0.99             (0.88)
Net increase/(decrease) in net asset value from
  operations                                                     0.45              0.01              1.44             (0.44)
Distributions:
Dividends from net investment income                            (0.47)            (0.16)            (0.45)            (0.44)
Distributions in excess of net investment income                   --                --             (0.00)#              --
Distributions from net realized capital gains                      --                --             (0.01)            (0.05)
Total dividends and distributions                               (0.47)            (0.16)            (0.46)            (0.49)
Net asset value, end of period                              $   10.34         $   10.36         $   10.51         $    9.53
Total return++                                                   4.45%             0.05%            15.41%            (4.34)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                        $  25,855         $  21,161         $  20,916         $  14,148
Ratio of operating expenses to average net assets                0.50%(a)          0.50%+            0.57%(a)          0.55%(a)
Ratio of net investment income to average net assets             4.57%             4.47%+            4.47%             4.38%
Portfolio turnover rate                                            26%                3%               57%               37%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                          0.82%             0.87%+            0.84%             0.82%
Net investment income per share without waivers and/or
  expense reimbursements                                    $    0.44         $    0.15         $    0.43         $    0.42

                                                               PERIOD
                                                                ENDED
Primary A Shares                                              11/30/93*
Operating performance:
Net asset value, beginning of period                          $   10.00
Net investment income                                              0.43
Net realized and unrealized gain/(loss) on investments             0.46
Net increase/(decrease) in net asset value from
  operations                                                       0.89
Distributions:
Dividends from net investment income                              (0.43)
Distributions in excess of net investment income                     --
Distributions from net realized capital gains                        --
Total dividends and distributions                                 (0.43)
Net asset value, end of period                                $   10.46
Total return++                                                     9.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                          $  11,814
Ratio of operating expenses to average net assets                  0.42%+
Ratio of net investment income to average net assets               4.23%+
Portfolio turnover rate                                              29%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                            0.85%+
Net investment income per share without waivers and/or
  expense reimbursements                                      $    0.39


  * Nations North Carolina Intermediate Municipal Bond Fund Primary A Shares commenced operations on December 11, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Amount represents less than $0.01 per share.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Nations North Carolina Municipal Bond Fund

                                                                                YEAR              PERIOD              YEAR
                                                                                ENDED              ENDED              ENDED
Primary A Shares                                                              03/31/97          03/31/96(b)         11/30/95
Operating performance:
Net asset value, beginning of period                                          $    9.49          $    9.73          $    8.36
Net investment income                                                              0.47               0.16               0.50
Net realized and unrealized gain/(loss) on investments                            (0.02)             (0.24)              1.37
Net increase/(decrease) in net asset value from operations                         0.45              (0.08)              1.87
Dividends from net investment income                                              (0.47)             (0.16)             (0.50)
Total dividends and distributions                                                 (0.47)             (0.16)             (0.50)
Net asset value, end of period                                                $    9.47          $    9.49          $    9.73
Total return++                                                                     4.84%             (0.87)%            22.87%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                          $   3,095          $   1,593          $   1,293
Ratio of operating expenses to average net assets                                  0.60%(a)           0.60%+             0.38%(a)
Ratio of net investment income to average net assets                               4.95%              4.86%+             5.43%
Portfolio turnover rate                                                              28%                22%                40%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                           0.94%              0.99%+             0.96%
Net investment income per share without waivers and/or expense
  reimbursements                                                              $    0.44          $    0.15          $    0.45

                                                                               PERIOD
                                                                                ENDED
Primary A Shares                                                              11/30/94*
Operating performance:
Net asset value, beginning of period                                         $   10.06
Net investment income                                                             0.45
Net realized and unrealized gain/(loss) on investments                           (1.70)
Net increase/(decrease) in net asset value from operations                       (1.25)
Dividends from net investment income                                             (0.45)
Total dividends and distributions                                                (0.45)
Net asset value, end of period                                               $    8.36
Total return++                                                                  (12.65)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                         $     531
Ratio of operating expenses to average net assets                                 0.21%+(a)
Ratio of net investment income to average net assets                              5.53%+
Portfolio turnover rate                                                             29%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                          0.92%+
Net investment income per share without waivers and/or expense
  reimbursements                                                             $    0.40


  * Nations North Carolina Municipal Bond Fund Primary A Shares commenced operations on January 11, 1994.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations South Carolina Intermediate Municipal Bond Fund

                                                  YEAR             PERIOD             YEAR              YEAR              YEAR
                                                 ENDED             ENDED             ENDED             ENDED             ENDED
Primary A Shares                                03/31/97        03/31/96(b)         11/30/95          11/30/94          11/30/93
Operating performance:
Net asset value, beginning of period         $   10.52         $   10.69         $    9.76         $   10.61          $   10.18
Net investment income                             0.51              0.17              0.51              0.50               0.50
Net realized and unrealized gain/(loss) on
  investments                                    (0.02)            (0.17)             0.93             (0.84)              0.43
Net increase/(decrease) in net asset value
  from operations                                 0.49              0.00              1.44             (0.34)              0.93
Distributions:
Dividends from net investment income             (0.51)            (0.17)            (0.51)            (0.50)             (0.50)
Distributions in excess of net investment
  income                                            --                --                --             (0.00)#               --
Distributions from net realized capital
  gains                                             --                --                --             (0.01)                --
Total dividends and distributions                (0.51)            (0.17)            (0.51)            (0.51)             (0.50)
Net asset value, end of period               $   10.50         $   10.52         $   10.69         $    9.76          $   10.61
Total return++                                    4.71%             0.00%##          15.02%            (3.37)%             9.32 %
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)        $   48,918        $   41,817        $   45,255        $   49,030        $    56,995
Ratio of operating expenses to average net
  assets                                          0.50%(a)          0.50%+(a)         0.55%(a)          0.54%(a)           0.45%
Ratio of net investment income to average
  net assets                                      4.80%             4.81%+            4.92%             4.82%              4.68%
Portfolio turnover rate                             13%                6%               11%               30%                11%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  0.79%             0.82%+            0.75%             0.75%              0.75%
Net investment income per share without
  waivers and/or expense reimbursements     $     0.48        $     0.16        $     0.49        $     0.48        $      0.47

                                                 PERIOD
                                                 ENDED
Primary A Shares                               11/30/92*
Operating performance:
Net asset value, beginning of period         $   10.00
Net investment income                             0.47
Net realized and unrealized gain/(loss) on
  investments                                     0.18
Net increase/(decrease) in net asset value
  from operations                                 0.65
Distributions:
Dividends from net investment income             (0.47)
Distributions in excess of net investment
  income                                            --
Distributions from net realized capital
  gains                                             --
Total dividends and distributions                (0.47)
Net asset value, end of period               $   10.18
Total return++                                    6.62%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)        $   39,535
Ratio of operating expenses to average net
  assets                                          0.20%+
Ratio of net investment income to average
  net assets                                      4.11%+
Portfolio turnover rate                              7%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  0.74%+
Net investment income per share without
  waivers and/or expense reimbursements     $     0.42


  * Nations South Carolina Intermediate Municipal Bond Fund Primary A Shares commenced operations on January 6, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
 # Amount represents less than $0.01 per share.
## Amount represents less than 0.01%.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations South Carolina Municipal Bond Fund

                                                                                YEAR             PERIOD             YEAR
                                                                               ENDED             ENDED              ENDED
Primary A Shares                                                              03/31/97        03/31/96(b)         11/30/95
Operating performance:
Net asset value, beginning of period                                       $    9.77         $    9.99            $    8.65
Net investment income                                                           0.49              0.17                 0.52
Net realized and unrealized gain/(loss) on investments                          0.02             (0.22)                1.34
Net increase/(decrease) in net asset value from operations                      0.51             (0.05)                1.86
Dividends from net investment income                                           (0.49)            (0.17)               (0.52)
Total dividends and distributions                                              (0.49)            (0.17)               (0.52)
Net asset value, end of period                                             $    9.79         $    9.77            $    9.99
Total return++                                                                  5.32%            (0.57)%              21.99%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                      $    5,113        $    2,058        $       1,782
Ratio of operating expenses to average net assets                               0.60%(a)          0.60%+(a)            0.40%(a)
Ratio of net investment income to average net assets                            4.99%             4.96%+               5.44%
Portfolio turnover rate                                                           30%               20%                  13%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                        1.00%             1.13%+               1.08%
Net investment income per share without waivers and/or expense
  reimbursements                                                          $     0.45        $     0.15        $        0.46

                                                                               PERIOD
                                                                               ENDED
Primary A Shares                                                             11/30/94*
Operating performance:
Net asset value, beginning of period                                       $   10.02
Net investment income                                                           0.48
Net realized and unrealized gain/(loss) on investments                         (1.37)
Net increase/(decrease) in net asset value from operations                     (0.89)
Dividends from net investment income                                           (0.48)
Total dividends and distributions                                              (0.48)
Net asset value, end of period                                             $    8.65
Total return++                                                                 (9.12)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                      $      400
Ratio of operating expenses to average net assets                               0.21%+(a)
Ratio of net investment income to average net assets                            5.48%+
Portfolio turnover rate                                                           14%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                        1.12%+
Net investment income per share without waivers and/or expense
  reimbursements                                                          $     0.41


 * Nations South Carolina Municipal Bond Fund Primary A Shares commenced operations on December 27, 1993.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Tennessee Intermediate Municipal Bond Fund

                                                                 YEAR              PERIOD              YEAR
                                                                 ENDED              ENDED              ENDED
Primary A Shares                                               03/31/97          03/31/96(b)         11/30/95
Operating performance:
Net asset value, beginning of period                           $   10.09          $   10.23          $    9.30
Net investment income                                               0.46               0.15               0.46
Net realized and unrealized gain/(loss) on investments             (0.01)             (0.14)              0.93
Net increase/(decrease) in net asset value from
  operations                                                        0.45               0.01               1.39
Distributions:
Dividends from net investment income                               (0.46)             (0.15)             (0.46)
Distributions in excess of net investment income                      --                 --                 --
Distributions from net realized capital gains                         --                 --                 --
Total dividends and distributions                                  (0.46)             (0.15)             (0.46)
Net asset value, end of period                                 $   10.08          $   10.09          $   10.23
Total return++                                                      4.54%              0.12%             15.22%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                       $       8,869      $       8,408      $       7,160
Ratio of operating expenses to average net assets                   0.50%              0.50%+             0.57%
Ratio of operating expenses to average net assets
  including interest expense                                                (a)            --                     (a)
Ratio of net investment income to average net assets                4.55%              4.51%+             4.65%
Portfolio turnover rate                                               28%                 3%                34%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             0.93%              1.02%+             0.92%
Net investment income per share without waivers and/or
  expense reimbursements                                   $        0.42      $        0.13      $        0.43

                                                                 YEAR              PERIOD
                                                                 ENDED              ENDED
Primary A Shares                                               11/30/94           11/30/93*
Operating performance:
Net asset value, beginning of period                           $   10.18          $   10.06
Net investment income                                               0.45               0.29
Net realized and unrealized gain/(loss) on investments             (0.87)              0.12
Net increase/(decrease) in net asset value from
  operations                                                       (0.42)              0.41
Distributions:
Dividends from net investment income                               (0.45)             (0.29)
Distributions in excess of net investment income                   (0.00)#               --
Distributions from net realized capital gains                      (0.01)                --
Total dividends and distributions                                  (0.46)             (0.29)
Net asset value, end of period                                 $    9.30          $   10.18
Total return++                                                     (4.24)%             4.09%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                       $       4,116      $       2,123
Ratio of operating expenses to average net assets                   0.52%              0.27%+
Ratio of operating expenses to average net assets
  including interest expense                                        0.53%                --
Ratio of net investment income to average net assets                4.56%              4.31%+
Portfolio turnover rate                                               41%                16%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             0.89%              0.94%+
Net investment income per share without waivers and/or
  expense reimbursements                                   $        0.41      $        0.24


 * Nations Tennessee Intermediate Municipal Bond Fund Primary A Shares commenced operations on April 13, 1993.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Amount represents less than $0.01 per share.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Nations Tennessee Municipal Bond Fund

                                                                                YEAR              PERIOD              YEAR
                                                                                ENDED              ENDED              ENDED
Primary A Shares                                                              03/31/97          03/31/96(b)         11/30/95
Operating performance:
Net asset value, beginning of period                                          $    9.68          $    9.87          $    8.58
Net investment income                                                              0.48               0.16               0.52
Net realized and unrealized gain/(loss) on investments                             0.02              (0.19)              1.29
Net increase/(decrease) in net asset value from operations                         0.50              (0.03)              1.81
Dividends from net investment income                                              (0.48)             (0.16)             (0.52)
Total dividends and distributions                                                 (0.48)             (0.16)             (0.52)
Net asset value, end of period                                                $    9.70          $    9.68          $    9.87
Total return++                                                                     5.23%             (0.30)%            21.52%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                      $       2,594      $         975      $         768
Ratio of operating expenses to average net assets                                  0.60%              0.60%+             0.40%
Ratio of operating expenses to average net assets including interest
  expense                                                                            --    (a)          0.61%+             --    (a)
Ratio of net investment income to average net assets                               4.91%              4.92%+             5.49%
Portfolio turnover rate                                                              31%                 2%                45%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                           1.24%              1.47%+             1.27%
Net investment income per share without waivers and/or expense
  reimbursements                                                          $        0.42      $        0.13      $        0.44

                                                                               PERIOD
                                                                                ENDED
Primary A Shares                                                              11/30/94*
Operating performance:
Net asset value, beginning of period                                        $    9.59
Net investment income                                                            0.39
Net realized and unrealized gain/(loss) on investments                          (1.01)
Net increase/(decrease) in net asset value from operations                      (0.62)
Dividends from net investment income                                            (0.39)
Total dividends and distributions                                               (0.39)
Net asset value, end of period                                              $    8.58
Total return++                                                                  (6.66)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                      $       311
Ratio of operating expenses to average net assets                                0.21%+
Ratio of operating expenses to average net assets including interest
  expense                                                                          --      (a)
Ratio of net investment income to average net assets                             5.56%+
Portfolio turnover rate                                                            38%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                         1.20%+
Net investment income per share without waivers and/or expense
  reimbursements                                                          $      0.32


 * Nations Tennessee Municipal Bond Fund Primary A Shares commenced operations on March 2, 1994.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Texas Intermediate Municipal Bond Fund

                                                                 YEAR             PERIOD             YEAR              YEAR
                                                                ENDED             ENDED             ENDED             ENDED
Primary A Shares                                               03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period                         $   10.21        $   10.36         $    9.53         $   10.35
Net investment income                                             0.47             0.16              0.46              0.44
Net realized and unrealized gain/(loss) on investments           (0.03)           (0.15)             0.83             (0.79)
Net increase/(decrease) in net asset value from
  operations                                                      0.44             0.01              1.29             (0.35)
Distributions:
Dividends from net investment income                             (0.47)           (0.16)            (0.46)            (0.44)
Distributions in excess of net investment income                    --               --                --             (0.00)#
Distributions from net realized capital gains                       --               --                --             (0.03)
Total dividends and distributions                                (0.47)           (0.16)            (0.46)            (0.47)
Net asset value, end of period                               $   10.18        $   10.21         $   10.36         $    9.53
Total return++                                                    4.37%            0.05%            13.83%            (3.48)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                       $    24,764       $   27,176        $   26,382        $   24,066
Ratio of operating expenses to average net assets                 0.50%            0.50%+            0.57%             0.55%
Ratio of operating expenses to average net assets
  including interest expense                                        --               --                  (a)               (a)
Ratio of net investment income to average net assets              4.59%            4.52%+            4.62%             4.40%
Portfolio turnover rate                                             34%              11%               64%               61%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                           0.84%            0.89%             0.83%             0.78%
Net investment income per share without waivers and/or
  expense reimbursements                                   $      0.43       $     0.15        $     0.44        $     0.42

                                                               PERIOD
                                                                ENDED
Primary A Shares                                              11/30/93*
Operating performance:
Net asset value, beginning of period                          $   10.00
Net investment income                                              0.41
Net realized and unrealized gain/(loss) on investments             0.35
Net increase/(decrease) in net asset value from
  operations                                                       0.76
Distributions:
Dividends from net investment income                              (0.41)
Distributions in excess of net investment income                     --
Distributions from net realized capital gains                        --
Total dividends and distributions                                 (0.41)
Net asset value, end of period                                $   10.35
Total return++                                                     7.72%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                       $     31,875
Ratio of operating expenses to average net assets                  0.44%+
Ratio of operating expenses to average net assets
  including interest expense                                         --
Ratio of net investment income to average net assets               4.43%+
Portfolio turnover rate                                              63%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                            0.82%+
Net investment income per share without waivers and/or
  expense reimbursements                                   $       0.38


 * Nations Texas Intermediate Municipal Bond Fund Primary A Shares commenced operations on January 12, 1993.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Amount represents less than $0.01 per share.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Nations Texas Municipal Bond Fund

                                                                                YEAR              PERIOD              YEAR
                                                                                ENDED              ENDED              ENDED
Primary A Shares                                                              03/31/97          03/31/96(b)         11/30/95
Operating performance:
Net asset value, beginning of period                                          $    9.49          $    9.70          $    8.39
Net investment income                                                              0.48               0.16               0.50
Net realized and unrealized gain/(loss) on investments                            (0.01)             (0.21)              1.31
Net increase/(decrease) in net asset value from operations                         0.47              (0.05)              1.81
Dividends from net investment income                                              (0.48)             (0.16)             (0.50)
Total dividends and distributions                                                 (0.48)             (0.16)             (0.50)
Net asset value, end of period                                                $    9.48          $    9.49          $    9.70
Total return++                                                                     5.00%             (0.55)%            22.09%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                      $       5,675      $       5,138      $       4,613
Ratio of operating expenses to average net assets                                  0.60%(a)           0.60%+             0.39%(a)
Ratio of net investment income to average net assets                               4.99%              4.92%+             5.45%
Portfolio turnover rate                                                              52%                 6%                50%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                           1.03%              1.11%+             1.05%
Net investment income per share without waivers and/or expense
  reimbursements                                                          $        0.44      $        0.14      $        0.44

                                                                               PERIOD
                                                                                ENDED
Primary A Shares                                                              11/30/94*
Operating performance:
Net asset value, beginning of period                                        $   10.01
Net investment income                                                            0.42
Net realized and unrealized gain/(loss) on investments                          (1.62)
Net increase/(decrease) in net asset value from operations                      (1.20)
Dividends from net investment income                                            (0.42)
Total dividends and distributions                                               (0.42)
Net asset value, end of period                                              $    8.39
Total return++                                                                 (12.21)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                      $     2,285
Ratio of operating expenses to average net assets                                0.22%+(a)
Ratio of net investment income to average net assets                             5.52%+
Portfolio turnover rate                                                           107%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                         1.06%+
Net investment income per share without waivers and/or expense
  reimbursements                                                          $      0.35


 * Nations Texas Municipal Bond Fund Primary A Shares commenced operations on February 3, 1994.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Virginia Intermediate Municipal Bond Fund

                                                                   YEAR            PERIOD            YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
Primary A Shares                                                 03/31/97        03/31/96(b)       11/30/95         11/30/94
Operating performance:
Net asset value, beginning of period                           $   10.69        $   10.83        $    9.94         $   10.99
Net investment income                                               0.51             0.17             0.51              0.50
Net realized and unrealized gain/(loss) on investments             (0.10)           (0.14)            0.89             (0.96)
Net increase/(decrease) in net asset value from operations          0.41             0.03             1.40             (0.46)
Distributions:
Dividends from net investment income                               (0.51)           (0.17)           (0.51)            (0.50)
Distributions from net realized capital gains                         --               --            (0.00)#           (0.09)
Distributions in excess of net realized capital gains                 --               --               --             (0.00)#
Total dividends and distributions                                  (0.51)           (0.17)           (0.51)            (0.59)
Net asset value, end of period                                 $   10.59        $   10.69            10.83         $    9.94
Total return++                                                      3.92%            0.27%           14.39%            (4.35)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $ 148,701        $ 155,464        $ 157,252         $ 167,405
Ratio of operating expenses to average net assets                   0.50%(a)         0.50%+(a)        0.56%(a)          0.61%(a)
Ratio of net investment income to average net assets                4.79%            4.72%+           4.87%             4.76%
Portfolio turnover rate                                               20%               2%              22%               14%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             0.74%            0.76%+           0.74%             0.73%
Net investment income per share without waivers and/or
  expense reimbursements                                       $    0.49        $    0.16        $    0.49         $    0.49

                                                                   YEAR
                                                                   ENDED
Primary A Shares                                                 11/30/93
Operating performance:
Net asset value, beginning of period                             $   10.59
Net investment income                                                 0.48
Net realized and unrealized gain/(loss) on investments                0.42
Net increase/(decrease) in net asset value from operations            0.90
Distributions:
Dividends from net investment income                                 (0.48)
Distributions from net realized capital gains                        (0.02)
Distributions in excess of net realized capital gains                   --
Total dividends and distributions                                    (0.50)
Net asset value, end of period                                   $   10.99
Total return++                                                        9.08%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                             $ 193,084
Ratio of operating expenses to average net assets                     0.57%
Ratio of net investment income to average net assets                  4.80%
Portfolio turnover rate                                                 26%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                               0.69%
Net investment income per share without waivers and/or
  expense reimbursements                                         $    0.47



Nations Virginia Intermediate Municipal Bond Fund (cont.)


                                                                                        YEAR            YEAR            YEAR
                                                                                       ENDED           ENDED            ENDED
Primary A Shares                                                                      11/30/92        11/30/91        11/30/90
Operating performance:
Net asset value, beginning of period                                                $   10.34       $   10.14       $   10.08
Net investment income                                                                    0.54            0.58            0.61
Net realized and unrealized gain/(loss) on investments                                   0.29            0.21            0.11
Net increase/(decrease) in net asset value from operations                               0.83            0.79            0.72
Distributions:
Dividends from net investment income                                                    (0.54)          (0.58)          (0.66)
Distributions from net realized capital gains                                           (0.04)          (0.01)             --
Distributions in excess of net realized capital gains                                      --              --              --
Total dividends and distributions                                                       (0.58)          (0.59)          (0.66)
Net asset value, end of period                                                      $   10.59           10.34       $   10.14
Total return++                                                                           8.28%+++        8.04%+++        7.41%+++
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                $ 157,773       $ 119,757       $  75,962
Ratio of operating expenses to average net assets                                        0.56%           0.45%           0.26%
Ratio of net investment income to average net assets                                     5.17%           5.67%           6.09%
Portfolio turnover rate                                                                    13%             24%             19%
Ratio of operating expenses to average net assets without waivers and/or expense
  reimbursements                                                                         0.68%           0.73%           0.80%
Net investment income per share without waivers and/or expense reimbursements       $    0.53       $    0.55       $    0.55

                                                                                       PERIOD
                                                                                        ENDED
Primary A Shares                                                                      11/30/89*
Operating performance:
Net asset value, beginning of period                                                $   10.00
Net investment income                                                                    0.12
Net realized and unrealized gain/(loss) on investments                                   0.03
Net increase/(decrease) in net asset value from operations                               0.15
Distributions:
Dividends from net investment income                                                    (0.07)
Distributions from net realized capital gains                                              --
Distributions in excess of net realized capital gains                                      --
Total dividends and distributions                                                       (0.07)
Net asset value, end of period                                                      $   10.08
Total return++                                                                           1.46%+++
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                $  46,560
Ratio of operating expenses to average net assets                                        0.16%+
Ratio of net investment income to average net assets                                     6.09%+
Portfolio turnover rate                                                                    12%
Ratio of operating expenses to average net assets without waivers and/or expense
  reimbursements                                                                         0.81%+
Net investment income per share without waivers and/or expense reimbursements       $    0.08


  * Nations Virginia Intermediate Municipal Bond Fund Primary A Shares commenced operations on September 20, 1989.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Amount represents less than $0.01 per share.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Virginia Municipal Bond Fund

                                                                                YEAR              PERIOD              YEAR
                                                                                ENDED              ENDED              ENDED
Primary A Shares                                                              03/31/97          03/31/96(b)         11/30/95
Operating performance:
Net asset value, beginning of period                                          $    9.38          $    9.62          $    8.29
Net investment income                                                              0.48               0.16               0.51
Net realized and unrealized gain/(loss) on investments                             0.02              (0.24)              1.33
Net increase/(decrease) in net asset value from operations                         0.50              (0.08)              1.84
Dividends from net investment income                                              (0.48)             (0.16)             (0.51)
Total dividends and distributions                                                 (0.48)             (0.16)             (0.51)
Net asset value, end of period                                                $    9.40          $    9.38          $    9.62
Total return++                                                                     5.44%             (0.84)%            22.63%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                      $       5,726      $       3,296      $       3,527
Ratio of operating expenses to average net assets                                  0.60%              0.60%+             0.39%
Ratio of operating expenses to average net assets including interest
  expense                                                                                  (a)          0.61%+             (a)
Ratio of net investment income to average net assets                               5.10%              5.06%+             5.51%
Portfolio turnover rate                                                              37%                 8%                16%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                           0.98%              1.07%+             1.04%
Net investment income per share without waivers and/or expense
  reimbursements                                                          $        0.44      $        0.14      $        0.46

                                                                               PERIOD
                                                                               ENDED
Primary A Shares                                                             11/30/94*
Operating performance:
Net asset value, beginning of period                                       $   10.00
Net investment income                                                           0.45
Net realized and unrealized gain/(loss) on investments                         (1.71)
Net increase/(decrease) in net asset value from operations                     (1.26)
Dividends from net investment income                                           (0.45)
Total dividends and distributions                                              (0.45)
Net asset value, end of period                                             $    8.29
Total return++                                                                (12.86)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                      $      432
Ratio of operating expenses to average net assets                               0.21%+
Ratio of operating expenses to average net assets including interest
  expense                                                                         (a)
Ratio of net investment income to average net assets                            5.52%+
Portfolio turnover rate                                                           61%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                        0.99%+
Net investment income per share without waivers and/or expense
  reimbursements                                                          $     0.38


 * Nations Virginia Municipal Bond Fund Primary A Shares commenced operations on January 11, 1994.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

   Objectives

Money Market Funds:

Each Money Market Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities.

Nations Prime Fund: Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Nations Treasury Fund: Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Nations Government Money Market Fund: Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Nations Tax Exempt Fund: Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.

Equity Funds:

Nations Value Fund: Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.


Nations Equity Income Fund: Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields.


Nations International Equity Fund: Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.


Nations International Growth Fund: Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.


Nations Emerging Markets Fund: Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

Nations Pacific Growth Fund: Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

Nations Capital Growth Fund: Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.

Nations Emerging Growth Fund: Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.


Nations Small Company Growth Fund: Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.


Nations Disciplined Equity Fund: Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.


Index Funds:



Nations Equity Index Fund: Nations Equity Index Fund's investment objective is to seek investment results that correspond, before fees and expenses, to the total return of the Standard & Poor's 500 Composite Stock Price Index.



Nations Managed Index Fund: Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



Nations Managed SmallCap Index Fund: Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.


Nations Managed Value Index Fund: Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index.

Nations Managed SmallCap Value Index Fund: Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index.

Balanced Fund:

Nations Balanced Assets Fund: Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

Bond Funds:


Nations U.S. Government Bond Fund: Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements.


Nations Short-Intermediate Government Fund: Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Nations Government Securities Fund: Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Nations Short-Term Income Fund: Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

Nations Diversified Income Fund: Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

Nations Strategic Fixed Income Fund: Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

Nations Global Government Income Fund: Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.

Nations Municipal Income Fund: The investment objective of Nations Municipal Income Fund is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Short-Term Municipal Income Fund: The investment objective of Nations Short-Term Municipal Income Fund is to seek high current income exempt from Federal income tax consistent with minimal fluctuation of principal. The Fund invests in investment grade, short-term municipal securities.

Nations Intermediate Municipal Bond Fund: Nations Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Florida Intermediate Municipal Bond Fund: Nations Florida Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Florida Municipal Bond Fund: Nations Florida Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Georgia Intermediate Municipal Bond Fund: Nations Georgia Intermediate Municipal Bond

Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Georgia Municipal Bond Fund: Nations Georgia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Maryland Intermediate Municipal Bond Fund: Nations Maryland Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Maryland Municipal Bond Fund: Nations Maryland Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations North Carolina Intermediate Municipal Bond Fund: Nations North Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations North Carolina Municipal Bond Fund: Nations North Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations South Carolina Intermediate Municipal Bond Fund: Nations South Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations South Carolina Municipal Bond Fund: Nations South Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Tennessee Intermediate Municipal Bond Fund: Nations Tennessee Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Tennessee Municipal Bond Fund: Nations Tennessee Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Texas Intermediate Municipal Bond Fund: Nations Texas Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moder-ate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Texas Municipal Bond Fund: Nations Texas Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Virginia Intermediate Municipal Bond Fund: Nations Virginia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Virginia Municipal Bond Fund: Nations Virginia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Florida Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund and Nations Virginia Intermediate Municipal Bond Fund are sometimes collectively referred to as the "State Intermediate Municipal Bond Funds," and Nations Florida Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond Fund are sometimes collectively referred to as the "State Municipal Bond Funds".


Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.


   How Objectives Are Pursued

Money Market Funds:


Nations Prime Fund: In pursuing its investment objective, the Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government ("U.S. Treasury Obligations") and other obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (together, with U.S. Treasury Obligations, "U.S. Government Obligations"), bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities and repurchase agreements relating to U.S. Government Obligations and qualified first tier money market collateral. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in guaranteed investment contracts and in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. In addition, the Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with



Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



Nations Treasury Fund: In pursuing its investment objective, the Fund invests in U.S. Treasury Obligations and repurchase agreements secured by such obligations. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that such Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



Nations Government Money Market Fund: In pursuing its investment objective, the Fund invests in U.S. Government Obligations. Although the Fund may invest in repurchase agreements it does not currently intend to do so. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Tax Exempt Fund: In pursuing its investment objective, the Fund invests in a diversified portfolio of obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). The Fund will not knowingly purchase securities the interest on which is subject to such tax. A portion of the Fund's assets, however, may be invested in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. See "How Dividends And Distributions Are Made; Tax Information."


The Fund invests in Municipal Securities which are determined to present minimal credit risks and which at the time of purchase are considered to be of "high quality" -- e.g., rated "AA" or higher by Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA"), or Thomson BankWatch, Inc. ("BankWatch"), or "Aa" or higher by Moody's Investors Service, Inc. ("Moody's"), in the case of bonds; having a long-term rating of "A" or higher from D&P, Fitch, S&P, IBCA, BankWatch or Moody's in the case of certain bonds which are lacking a short-term rating from the requisite number of nationally recognized statistical rating organizations); rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable-rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, IBCA and BankWatch are the six nationally recognized statistical rating organizations (collectively, "NRSROs"). Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by Nations Fund Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B."



The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the related SAI. The non-governmental user of facilities financed by private activity bonds also is considered to be an "issuer."



The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income. As a matter of fundamental policy, under normal market conditions, at least 80% of the Fund's net assets will be invested in Municipal Securities. Investments in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not be treated as Municipal Securities in determining whether the Fund is in compliance with this 80% requirement. The Fund also may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."



Restraints on Investments by Money Market Funds: In order for the Money Market Funds to value their investments on the basis of amortized cost, (see "How The Funds Value Their Shares") investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar-denominated instruments determined to present minimal credit risks and that at the time of acquisition are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, (except for Nations Tax Exempt Fund) no more than 5% of total assets may be invested, at the time of the acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities, are exempt from the quality requirements, other than minimal credit risk. In the event that a Money Market Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Money Market Fund's own restrictions will govern.


Equity Funds:

Nations Value Fund: The Fund invests in stocks drawn from a broad universe of companies monitored by the Adviser. The Adviser closely monitors these companies, rating them for quality and projecting their future earnings and dividends as well as other factors. To qualify for purchase, an issuer would normally have a market capitalization of $500 million or more and have an average daily trading volume of at least $3 million. These requirements are generally considered by the Adviser to be adequate to support normal purchase and sale activity without materially affecting prevailing market prices of the issuer's shares. The Adviser also analyzes key financial ratios that measure the growth, profitability, and leverage of such issuers that it believes will help maintain a portfolio of above-average quality.

Stocks are selected from this universe based on the Adviser's judgment of their total return potential. The Adviser buys stocks that it believes are undervalued relative to the overall stock market. The principal factor considered by the Adviser in making these determinations is the ratio of a stock's price to earnings relative to corresponding ratios of other stocks in the same industry or economic sector. The Adviser believes that companies with lower price-to-earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. The Adviser will attempt to temper risk by broad diversification among economic sectors and industries. Through this strategy, the Fund pursues above-average returns while seeking to avoid above-average risks.

The Fund invests under normal market conditions at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stock and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its assets in foreign securities. The Fund also may hold up to 20% of its total assets in U.S. Government Obligations, and investment grade securities of domestic companies. Obligations with the lowest investment grade rating (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


Nations Equity Income Fund: The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than provided by the stocks in the Standard & Poor's 500 Composite Stock Price Index1 ("S&P 500 Index") with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market (S&P 500 Index) on a comparable risk basis.


New purchases for the Fund will generally be made in equity securities that:


(1) "Standard & Poor's 500" is a registered service mark of Standard & Poor's Corporation ("S&P").

(Bullet) are income producing;
(Bullet) appear undervalued relative to the S&P 500 Index on a risk adjusted basis; and
(Bullet) have favorable trends in personal stock ownership by the underlying company's officers and/or directors.

To achieve its objective, the Fund, under normal circumstances, will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The securities held by the Fund generally will be listed on a national exchange or, if not so listed, will usually have an established over-the-counter market.

In order to further enhance its income, the Fund also may invest its assets in fixed-income securities (corporate and government bonds of various maturities), preferred stocks and warrants. The Fund may invest in debt securities that are considered investment grade (e.g. securities rated in one of the top four investment categories by S&P or Moody's, or if not rated, are of equivalent investment quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories (e.g., rated "BBB" by S&P) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. The Fund also may invest up to 5% of its assets in debt securities that are rated below investment grade (e.g. rated "BB" by S&P) or if not rated, are of equivalent investment quality as determined by the Adviser. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. The Fund will invest in such high-yield debt securities only when the Adviser believes that the issue presents minimal credit risk. For a description of corporate debt ratings, see "Appendix B." Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 20% of its total assets in foreign securities. The Fund will treat foreign securities as illiquid unless there is an active and substantial secondary market for such securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

Nations International Equity Fund: The Fund intends to diversify investments broadly among countries and normally to invest in securities representing at least three different countries. The Fund may invest in companies in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in companies in one or two countries.

In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks; bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.

The Fund also may invest in American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers and securities of foreign investment funds or trusts and real estate investment trust securities.


Nations International Growth Fund: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in foreign equity securities listed on major exchanges, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. The Fund may purchase the stock of small-, mid- and large-capitalization companies.



The Fund may invest up to 35% of its total assets in securities of issuers domiciled in developing countries. These countries are generally located in Eastern Europe, the Asia-Pacific region, Latin and South America, Africa and, subject to approval by the Board of Directors, the former Soviet Union and the Middle East. Debt securities, if any, purchased by the Fund will be rated in the top two categories by a nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations (such as the International Bank for Reconstruction and Development (the "World Bank")), including money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements.

The Fund also may invest in ADRs, GDRs, EDRs and ADSs.



Nations Emerging Markets Fund: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in equity securities of companies in emerging markets.


The Fund considers countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank For Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.

A company will be considered in a country, market or region if it conducts its principal business activities in the country, market or region. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its assets situated in such country, market or region.

Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, GDRs, EDRs, and ADSs of such issuers.

The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (e.g., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.


The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.


For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.

Nations Pacific Growth Fund: The Fund seeks to achieve its objective by investing primarily in securities of issuers in the regions known as the Pacific Basin and the Far East. An issuer will be considered in a region if it conducts its principal business activities in the region. An issuer will be considered to conduct its principal business activities in a region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such region or has at least 50% of its assets situated in such region. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers in Japan.

The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (e.g., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteris-tics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.


The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.



The Fund may invest in ADRs, EDRs, GDRs and ADSs. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.


Nations Capital Growth Fund: The investment philosophy of the Fund is based on the belief that companies with superior growth characteristics selling at reasonable prices will, over time, outperform the market. Therefore, the Fund will generally seek to invest in larger capitalization, high-quality companies which possess above average earnings growth potential.

The Fund's equity investments will generally be made in companies which share some of the following characteristics:

(Bullet) above-average earnings growth relative to the S&P 500 Index;

(Bullet) established operating histories, strong balance sheets and favorable financial characteristics; and


(Bullet) above-average return on equity relative to the S&P 500 Index.


In addition, the Fund's investment program enables it to invest in the following types of companies:

(Bullet) companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;
(Bullet) companies that own or develop natural resources, such as energy exploration companies;
(Bullet) companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunication companies;
(Bullet) foreign companies, including those in countries with more rapid economic growth than the U.S.;
(Bullet) companies whose earnings growth is projected at a pace in excess of the average company (i.e., growth companies); and (Bullet) companies whose earnings are temporarily depressed and are currently out of favor with most investors.

Through intensive research, visits to many companies each year and efficient response to changing market conditions, the Adviser seeks to make the most of the Fund's flexible charter.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


Nations Emerging Growth Fund: The Fund will invest in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and securities convertible into common stocks, selected from a universe of emerging growth companies monitored by the Adviser. Most of the companies will have revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The universe focuses on companies with above average earnings growth rates and profit margins, yet the portfolio may include positions of special situation companies whose growth is expected to accelerate. These companies are believed to offer significant opportunities for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.

In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, innovative products, marketing expertise, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


The volatility of emerging growth stocks is greater than that of larger companies. Many of these stocks trade over-the-counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 100 companies which represent a broad range of industries and sectors, both in the United States and abroad. Although the Fund invests primarily in securities of U.S. issuers, it may invest up to 20% of its total assets in foreign securities.



Nations Small Company Growth Fund: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. In addition, the Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less.



In making investment decisions for the Fund, the Adviser, on a quarterly basis, classifies approximately 6,000 companies by market value and eliminates the largest 20%. The remaining companies constitute the Fund's small-capitalization universe and generally represent only one-tenth of the aggregate U.S. equity market capitalization. Due to the large number of small stocks to choose from, the Adviser's selection process uses advanced quantitative techniques to identify, buy and sell candidates in a timely and objective manner. The strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market due to business difficulties, but which now exhibit improving prospects; and (ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.



The Adviser's internally designed investment approach uses a sophisticated valuation process which measures changes in current earnings estimates and longer-term growth trends, compares recent earnings results with market expectations, and evaluates a company's earnings power relative to its stock price. Companies become purchase candidates based upon a composite ranking of these factors, and the top 20% are further evaluated on additional criteria. Candidates for investment must also possess a sound financial structure and demonstrate consistent factor rankings before being added to the Fund's portfolio.



The Fund's weighted median capitalization generally is not expected to exceed 125% of the weighted median capitalization of the Russell 2000 Small Stock Index (the "Russell 2000") as measured on a quarterly basis, although this may vary from time to time. Furthermore, a stock may be sold if the composite rank falls into the bottom 20% of the universe, financial quality weakens significantly, or if individual factors demonstrate patterns of deterioration.



The Fund may invest up to 35% of its total assets in securities of issuers with a market capitalization greater than $1 billion and in debt securities. However, the Fund will not invest more than 10% of its total assets in debt securities, unless the Fund assumes a temporary defensive position as discussed below. Debt securities, if any, purchased by the Fund will be rated AA or above by S&P or Aa or above by Moody's or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, the U.S. and foreign governments and international organizations (such as the World
Bank), and money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund currently intends to limit any investment in foreign securities to 5% of total assets.


Nations Disciplined Equity Fund: The investment philosophy of the Fund is based on the premise that companies with positive earnings trends also should experience positive trends in their share price. Based on this philosophy, the Fund invests primarily in the common stocks of companies that the Adviser believes are likely to experience significant increases in earnings. By pursuing this investment philosophy, the Fund seeks to pro-vide investors with long-term capital appreciation which exceeds that of the S&P 500 Index.


In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. The quantitative analysis also includes ranking the attractiveness of equity securities according to a multi-factor valuation model. Both value and growth factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while growth characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. The objective is to maintain a broadly diversified portfolio which ranks in the top quartile on earnings momentum and in the top third on valuation. This approach generally produces a dividend yield less than the market average. Although this Fund seeks to invest in attractively priced securities with increasing earnings, its investment objective focuses on long-term capital appreciation; income is not an objective of this Fund.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. With respect to the remainder of the Fund's assets, the Fund may invest in a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund will invest primarily in medium- and large-sized companies (i.e. companies with market capitalizations of $500 million or greater) that are determined to have favorable price/earnings ratios. The Fund also may invest in securities issued by companies with market capitalizations of less than $500 million. The volatility of small-capitalization stocks is typically greater than that of larger companies. To help reduce risk, the Fund will invest in the securities of companies representing a broad range of industries and economic sectors.

The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (e.g. securities rated in one of the top four investment categories by an NRSRO or, if not rated, are of equivalent quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.

The Fund may invest up to 20% of its total assets in foreign securities. For temporary defensive purposes if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments, money market instruments and repurchase agreements.


General: Each Equity Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. Each Equity Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Each Equity Fund also may invest in real estate investment trust securities. In addition, each Equity Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies and repurchase agreements. Nations International Equity Fund, Nations International Growth Fund, Nations Pacific Growth Fund and Nations Emerging Markets Fund may invest in forward foreign exchange contracts. For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."



Index Funds:



Nations Equity Index Fund: Under normal conditions, the Fund will invest at least 80% of its assets in equity securities of companies which compose the S&P 500 Index. The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Different stocks have different weightings in the Index, depending on the amount of stock outstanding and its current price. In seeking to duplicate the performance of the S&P 500 Index, the Adviser will attempt to allocate the Fund's portfolio among common stocks in approximately the same weightings as the S&P 500 Index, beginning with the heaviest weighted stocks that make up a larger portion of the Index's value. Subject to applicable law, the Fund will purchase stock of NationsBank Corporation to the extent of its proportional make-up of the S&P 500 Index.


The Adviser generally will seek to match the composition of the S&P 500 Index as closely as possible, but may not always invest the Fund's portfolio to mirror the Index exactly. Because of the difficulty and expense of executing relatively small stock transactions, the Fund may not always be invested in the less heavily weighted S&P 500 Index stocks and may at times have its portfolio weighted differently from the S&P 500 Index. The Fund may omit or remove an S&P 500 Index stock from its portfolio if, following objective criteria, the Adviser judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. The Adviser may purchase stocks that are not included in the S&P 500 Index to compensate for these differences if it believes that their prices will move together with the prices of S&P 500 Index stocks omitted from the portfolio.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund, utilizing a "passive" or "indexing" investment approach, attempts to duplicate the performance of the S&P 500 Index.

The correlation between the performance of Nations Equity Index Fund (before fees and expenses) and the S&P 500 Index is expected to be over 0.95 on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index. The Fund's ability to track the S&P 500 Index, however, may be affected by, among other things, transaction costs, changes in either the composition of the S&P 500 Index or the number of shares outstanding for the components of the S&P 500 Index, and the timing and amount of shareholder purchase and redemptions. The Fund may utilize stock index futures contracts to minimize tracking error. In connection with engaging in futures transactions, the Fund may hold cash, cash equivalents, and/or U.S. Government securities.

Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical in common stocks. However, the Fund will maintain a reasonable position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. government securities and repurchase agreements.

The Fund may also invest a portion of its portfolio in instruments whose return depends on stock market prices. These may include debt securities whose prices or interest rates are indexed to the return of the S&P 500 Index, or swap agreements linked to the S&P 500 Index, and options and futures contracts. The Fund would invest in these types of instruments in order to seek to match the total return of the Index in accordance with its investment objective. However, instruments linked to stock market returns may not track the return of the Index in all cases, and may involve additional credit risks. The Fund may also invest in warrants.


Nations Managed Index Fund: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the S&P 500 Index over time.



The initial stock universe considered by the Adviser is the S&P 500 Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 300 to 400 holdings that capture the overall investment characteristics of the S&P 500 Index.



Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event the Fund will invest at least 80% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.

Nations Managed SmallCap Index Fund: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the Standard & Poor's SmallCap 600 Index2 ("S&P 600 Index"). The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the S&P 600 Index over time.



From the initial S&P 600 Index stock universe the Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of approximately 400-500 holdings that capture the investment characteristics of the S&P 600 Index.



Under normal conditions, substantially all of the Fund's assets, and, in any event at least 80% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



Nations Managed Value Index Fund: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P 500/BARRA Value Index ("S&P/BARRA Value Index"). The S&P/BARRA Value Index is a subset of the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation. The S&P/BARRA Value Index is a market capitalization weighted index consisting of approximately 340 common stocks selected from the S&P 500 Index on the basis of a lower than average price-to-book ratio. Because of their lower than average price-to-book ratios, stocks in the S&P/BARRA Value Index, on average, typically exhibit higher yields than stocks in the S&P 500 Index. Historically, stocks in the S&P/BARRA Value Index, on average, have exhibited less short-term volatility than stocks in the S&P 500 Index.



S&P constructs the S&P/BARRA Value Index semi-annually by ranking all common stocks included in the S&P 500 Index by their price-to-book ratios. The resulting list is then divided in half by market capitalization. Stocks in the half of the list that have lower price-to-book ratios are included in the S&P/BARRA Value Index.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity value index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA Value Index while reducing the downside risk of underperforming the S&P/BARRA Value Index over time.



The initial stock universe considered by the Adviser is the S&P/BARRA Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 100 to 200 holdings that capture the overall investment characteristics of the S&P/BARRA Value Index.



Under normal conditions, the Adviser will invest at least 80% of its total assets, in common stocks which are included in the S&P/BARRA Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary

(2) "Standard & Poor's SmallCap 600" is a registered service mark of S&P.

defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



Nations Managed SmallCap Value Index Fund: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P SmallCap 600/BARRA Value Index ("S&P/BARRA SmallCap Value Index"). The S&P/BARRA SmallCap Value Index is a subset of the S&P 600 Index. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance. The S&P/BARRA SmallCap Value Index is a market capitalization weighted index consisting of approximately 375 companies selected from the S&P 600 Index on the basis of price-to-book ratios. Those companies with lower price-to-book ratios make up the S&P/BARRA SmallCap Value Index. The S&P/BARRA SmallCap Value Index is also rebalanced semi-annually to reflect changes in the S&P 600 Index. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA SmallCap Value Index while reducing the downside risk of underperforming the S&P/BARRA SmallCap Value Index over time.



The initial stock universe considered by the Adviser is the S&P/BARRA SmallCap Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 200 to 300 holdings that capture the overall investment characteristics of the S&P/BARRA SmallCap Value Index.



Under normal conditions, the Adviser will invest at least 80% of its total assets in common stocks which are included in the S&P/BARRA SmallCap Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



About the Indexes: The S&P 500 Index is composed of 500 common stocks, which are chosen by S&P on a statistical basis to be included in the Index. The S&P SmallCap 600 Index is composed of 600 domestic stocks, which are chosen by S&P based on, among other things, market size, liquidity and industry group representation. The S&P SmallCap 600 Index is designed to be a benchmark of small capitalization stock performance. Most of these Funds' stocks are listed on either the New York, American or NASDAQ stock exchanges.



The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index (collectively, the "BARRA Value Indexes") are constructed by dividing the stocks in the S&P 500 Index and the S&P 600 Index, respectively, according to a single attribute: price-to-book ratios. The BARRA Value Indexes are capitalization-weighted, meaning that each stock is weighted in the approximate index in proportion to its market value. Additionally, price-to-book ratios tend to be more stable over time than alternative measures such as price-to-earnings ratios, historical earnings growth rates, or return on equity. This results in indexes with relatively low turnover. Generally, the companies in the BARRA Value Indexes also exhibit characteristics associated with "value" stocks: lower price-to-earnings ratios, higher dividend yields, and lower historical and predicted earnings growth than the S&P 500 Index or the S&P 600 Index, respectively.



The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index are relatively concentrated. The S&P/BARRA Value Index tends to be more heavily concentrated in the Energy, Utility, and Financial sectors than the S&P 500 Index. Additionally, the S&P/BARRA SmallCap Value Index tends to be more heavily concentrated in the Utility and Financial Sectors than the S&P 600 Index.



The inclusion of a stock in the S&P 500 Index, the S&P 600 Index, the S&P/BARRA Value Index or the S&P/BARRA SmallCap Value Index in no way implies that S&P or BARRA believes the stock to be an attractive investment. The Indexes are determined, composed and calculated by S&P and BARRA without regard to the Funds. Neither S&P or BARRA is a sponsor of, or in any way affiliated with, the Funds, and neither S&P or

BARRA makes any representation or warranty, expressed or implied, on the advisability of investing in the Funds or as to the ability of the Indexes to track general stock market performance. S&P and BARRA disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein.



General: Each Index Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. Each Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. In addition, the Funds may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies.



In addition, when consistent with the Fund's respective investment objective, each of the Funds will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the portfolio construction process discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.



Equity mutual funds, like other investors in equity securities, incur transaction (brokerage) costs in connection with the purchase and sale of portfolio securities. For some funds, these costs can have a material negative impact on performance. With respect to the Index Funds, the Adviser will attempt to minimize these transaction costs by utilizing program trades and computerized exchanges called "crossing networks" which allow institutions to execute trades at the mid-point of the bid/ask spread and at a reduced commission rate.


For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."

Balanced Fund:

Nations Balanced Assets Fund: In pursuing the Fund's objective, the Adviser will allocate the Fund's assets based upon its judgment of the relative valuation and the expected returns of the three major asset classes in which the Fund invests: common stocks, fixed income securities, and cash equivalents. In assessing relative value and expected returns, the Adviser will evaluate current economic and financial market conditions (both domestically and internationally), current interest rate trends, earnings and dividend prospects for common stocks, and overall financial market stability. These asset classes are actively managed in an effort to maximize total return. In general, the Adviser believes that common stocks offer the best opportunity for long-term capital appreciation.

The Fund invests in common and preferred stocks of U.S. corporations and of foreign issuers, as well as securities convertible into common stocks, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities) that meet the Adviser's stringent criteria. Fundamental research and valuation analysis are emphasized in the stock selection process. Stock holdings are typically those of seasoned, financially strong companies with favorable industry positioning.

Under normal circumstances, at least 25% of the total value of the Fund's assets will be invested in fixed income securities. The Fund may invest in government, corporate and municipal debt securities, as well as mortgage-backed and asset-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by D&P, Fitch, S&P, Moody's, IBCA or BankWatch, or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 25% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defense measure if market conditions warrant.


Bond Funds:



Nations U.S. Government Bond Fund: Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. Government securities and repurchase agreements collateralized by such securities. While the maturity of individual securities will not be restricted, except during temporary defensive periods or unusual market conditions, the average weighted maturity of the Fund will be between five and thirty years. The Fund may invest in a variety of U.S. Government Obligations. The Fund may also invest in interests in the foregoing securities, including collateralized mortgage obligations issued or guaranteed by a U.S. Government agency or instrumentality. U.S. Government Obligations have historically had a very low risk of loss of principal if held to maturity. The Fund, however, can give no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities if it were not legally required to do so.



The Fund may also invest up to 35% of its total assets in debt securities of U.S. and foreign corporate and foreign government issuers, ADRs and EDRs, zero coupon bonds and cash equivalents. The Fund will purchase only those non-government investments which are rated investment grade or better by at least one NRSRO or, if unrated, are determined by the Adviser to be of comparable quality. If a portfolio security held by the Fund ceases to be rated investment grade by at least one NRSRO or if the Adviser determines that an unrated portfolio security held by the Fund is no longer of comparable quality to an investment grade security, the security will be sold in an orderly manner as quickly as possible. Additionally, the Fund may also invest in futures contracts, interest rate swaps and options.



The value of the Fund's portfolio (and consequently its shares) is expected to fluctuate inversely in relation to changes in the direction of interest rates.


Nations Short-Intermediate Government Fund: In pursuing its investment objective, Nations Short-Intermediate Government Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and five years and the duration will not exceed five years. U.S. Government Obligations have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, collateralized mortgage obligations or "CMOs", real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.



The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


Nations Government Securities Fund: In pursuing its investment objective, Nations Government Securities Fund invests at least 65% of its assets in U.S. Government Obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and 10 years and the Fund's duration is expected to be in a range of 3.5 to six years.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.



The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.

Nations Short-Term Income Fund: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years.

The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; and mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated. The Fund also may invest in U.S. Government Obligations.

Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

As noted above, the Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


Nations Diversified Income Fund: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be greater than five years.


The Fund may invest in corporate convertible and non-convertible debt obligations; U.S. Government Obligations; dollar-denominated and non-dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

Obligations rated in the lowest of the top four investment grade rating categories (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.

Up to 35% of the total value of the Fund's assets may be invested in lower-quality fixed income securities rated "B" or better by Moody's or S&P, or if not so rated, determined by the Adviser to be of comparable quality. Securities which are rated "B" generally lack characteristics of the desirable investment, and assurance of interest and principal payment over any long period of time may be limited. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," and tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund may hold or invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.

Nations Strategic Fixed Income Fund: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade fixed income securities. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be 10 years or less and under no circumstances will it exceed 15 years.


The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; U.S. Government Obligations; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality. The Fund also may invest in dividend paying preferred and common stock.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.


The Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (e.g., rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.



The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


Nations Global Government Income Fund: In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.


The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. Because the Fund intends to invest a large portion of its assets in foreign Government Securities, the Fund is a "non-diversified" investment company for purposes of the Investment Company Act of 1940 (the "1940 Act"). The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency.


The Fund is managed in accordance with an overall global investment strategy which means that Fund investments are allocated among securities denominated in U.S. dollars and the currencies of a number of foreign countries. The Fund's exposure to various count-ries and currencies will vary in accordance with the Adviser's assessment of the relative yield and appreciation of such securities. Fundamental economic strength, credit quality and interest rate trends are the principal factors considered by the Adviser in determining whether to increase or decrease the emphasis placed upon a particular country or particular type of security within the Fund's investment portfolio.

Under normal market conditions, the Fund intends to invest primarily in securities rated "A" or better at the time of purchase by Moody's or S&P and unrated securities that, at the time of purchase will be determined to be of comparable quality by the Adviser. The Fund also may invest in securities rated "Baa" by Moody's or "BBB" by S&P, but does not, as a general matter, intend to invest more than 10% of its total assets in such securities. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such event in determining whether the Fund should continue to hold the obligation. In no event will the Fund hold more than 5% of its total net assets in securities rated below investment grade. See "Appendix B" below for a description of these rating designations. The Adviser expects that the Fund's dollar-weighted average maturity will not be greater than 15 years under normal market conditions.

Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.


For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. The Fund also may invest in money market instruments.


Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund and Nations Intermediate Municipal Bond Fund: In pursuing their objectives, the Funds will invest at least 80% of their total net assets in investment grade obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities, and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from Federal income tax. To the extent consistent with the Funds' investment approach described in this Prospectus, the Funds are managed to seek capital appreciation and minimize capital losses due to interest rate movements.

Under normal market conditions, the average weighted maturity and duration of each of the Funds' portfolios are expected to be as follows: Nations Municipal Income Fund -- average dollar-weighted maturity greater than 10 years and duration between 7.5 and 9.5 years; Nations Intermediate Municipal Bond
Fund -- average dollar-weighted maturity between three and 10 years and duration between five and six years; Nations Short-Term Municipal Income Fund -- average dollar-weighted maturity less than three years and duration between 1.25 and
2.75 years.

Municipal Securities will be rated investment grade at the time of purchase by at least one of the six NRSROs or, if unrated, determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired by a Fund. Obligations rated in the lowest of the top four investment grade rating categories (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation. See "Appendix B" for a description of these rating designations.


During temporary defensive periods, the Funds may invest in short-term taxable and non-taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Taxable obligations that may be acquired by a Fund include repurchase agreements and short-term debt securities. Under normal market conditions, each Fund's investments in taxable obligations and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not exceed 20% of its total net assets at the time of purchase. The Funds may hold uninvested cash reserves pending investment or during defensive periods.



State Intermediate Municipal Bond Funds and State Municipal Bond Funds: Under normal market conditions, at least 80% of the total net assets of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will be invested in Municipal Securities. In addition, at least 80% of each Fund's total net assets will be invested in debt instruments, issued by or on behalf of the pertinent state and its political subdivisions, agencies, instrumentalities and authorities.


Under normal market conditions, the average dollar-weighted maturity and duration of each of the State Intermediate Municipal Bond Funds and State Municipal Bond Funds are expected to be as follows: State Intermediate Municipal Bond Funds -- average dollar-weighted maturity between three and 10 years and duration between five and six years; State Municipal Bond Funds -- average dollar-weighted maturity greater than 10 years and duration between 7.5 and 9.5 years.

Each of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds operates as a non-diversified fund (except to the extent diversification is required for Federal income tax purposes).

Dividends paid by each of these Funds which are derived from interest attributable to tax-exempt obligations of the pertinent state and that state's political subdivisions, agencies, instrumentalities and authorities, as well as certain other governmental issuers such as Puerto Rico, will be exempt from regular Federal income tax and (with the exception of Texas and Florida) the income tax of the pertinent state. Texas and Florida do not impose a state income tax; however, Florida imposes a state intangibles tax. Dividends derived from interest on obligations of other governmental issuers will be exempt from regular Federal income tax, but generally will be subject to state income tax (with the exception of Texas and Florida). (See "How Dividends And Distributions are Made; Tax Information.") During normal mar-ket conditions and as a matter of fundamental investment policy, each of these Funds will invest at least 80% of its total net assets in obligations the interest on which will be exempt from regular Federal income tax and (with the exception of Texas and Florida) the income tax of the pertinent state.

Municipal Securities acquired by the Funds will be rated investment grade at the time of purchase by at least one NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired by the Funds. Obligations rated in the lowest of the top four investment grade rating categories (e.g. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


During temporary defensive periods, the Funds may invest in short-term taxable and non-taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Taxable obligations that may be acquired by the Funds include repurchase agreements and short-term debt securities. Under normal market conditions, each Fund's investments in taxable obligations and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not exceed 20% of its total net assets at the time of purchase.



General: Each of the Balanced and Bond Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and CFTC-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure risk-management. Each of the Funds also may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Nations Balanced Assets Fund, Nations U.S. Government Bond Fund, Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund may engage in reverse repurchase agreements and dollar roll transactions. Nations Global Government Income Fund may invest in forward foreign exchange contracts. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies.


The Funds also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such trusts and partnerships.

Certain securities that have variable or floating interest rates or demand, put or prepayment features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Funds.

For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."

Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of the Funds' shares, such changes will not affect the income received by the Funds from such securities. However, since available yields vary over time, no specific level of income can ever be assured. The dividends paid by the Funds will increase or decrease in relation to the income received by the Funds from their investments, which will in any case be reduced by the Funds' expenses before being distributed to the Funds' shareholders.


Portfolio Turnover (Non-Money Market Funds): Generally, the Equity Funds, the Index Funds, the Balanced Fund and the Bond Funds (the "Non-Money Market Funds") will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. For the Funds' portfolio turnover rates, except for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund, see "Financial Highlights." While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate for each of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund will not exceed 25%. With respect to Nations International Growth Fund, it is expected that under normal market conditions, the annual portfolio turnover rate will not exceed 100%.



Risk Considerations: Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue.


The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.


Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.


Since each of the State Intermediate Municipal Bond Funds and State Municipal Bond Funds invests primarily in securities issued by entities located in a single state, such Funds are more susceptible to changes in value due to political or economic changes affecting that state or its subdivisions.

Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with such Funds' investment objectives and do not unduly increase the Funds' exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."


Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund: Investors should understand and consider carefully the special risks involved in foreign investing. In addition, each Fund presents unique risks of which investors should be aware.



Investors in Nations International Equity Fund should be aware that the Fund may, from time to time, invest up to 5% of its total assets in securities of companies located in Eastern Europe. Economic and political reforms in this region are still in their infancy. As a result, investment in such countries would be highly speculative and could result in losses to the Fund and, thus, to its shareholders.



Investors in Nations Pacific Growth Fund should understand and consider carefully the special risks involved in investing in the Pacific Basin and Far East. Countries in the Pacific Basin and Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties.



The same is true, but even more so, for the emerging market countries in which Nations Emerging Markets Fund will invest. Although the Fund believes that its investments present the possibility for significant growth over the long term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid.



The above risk considerations are also relevant to an investment in Nations International Growth Fund.



Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness. In general, bond prices rise when interest rates fall, and vice versa.



Moreover, for each of the Funds, investing in securities denominated in foreign currencies and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunities and risks not typically associated with investing in U.S. dollar-denominated securities. Additionally, changes in the value of foreign currencies can significantly affect a Fund's share price. General economic and political factors in the various world markets also can impact a Fund's share price.



The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also higher than the typical domestic equity mutual fund.



Risks unique to international investing include: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in United States markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war;
(7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries. See "Appendix A" for additional discussion of the risks associated with an investment in the Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.



Special Risk Considerations Relevant to an Investment in the Index Funds: The techniques employed by the Adviser to seek to manage capital gain distributions will generally only have the effect of deferring the realization of capital gains. For example, to the extent that the capital gains recognized on a sale of portfolio securities arise from the sale of specifically-identified securities with higher tax bases, subsequent sales of the same portfolio securities will be calculated by reference to the lower tax basis securities that remain in the portfolio. Under this scenario, an investor who purchases shares of a Fund after the first sale could receive capital gain distributions that are higher than the distributions that would have been received if this methodology had not been used. Therefore, certain investors actually could be disadvantaged by the techniques employed by the Fund to seek to manage capital gain distributions, depending on the timing of their purchase of Fund shares. Even if there are no subsequent sales, upon a redemption or exchange of Fund shares an investor will have to recognize gain to the extent that the net asset value of Fund shares at such time exceeds such investor's tax basis in his or her Fund shares.



The various techniques employed by the Funds to manage capital gain distributions may result in the accumulation of substantial unrealized gains in the Funds' portfolios. Moreover, the realization of capital gains is not entirely within a Fund's control because it is at least partly dependent on shareholder purchase and redemption activity. Capital gain distributions may vary considerably from year to year.



Furthermore, the U.S. Treasury has proposed legislation which would require holders of substantially identical securities to determine their tax basis using the average cost of all of their holdings in such securities. If enacted, the legislation would prevent the Funds from specifically identifying each lot of shares that they hold and from selling first those specific shares with the highest tax basis. Thus, the legislation would restrict the Funds' ability to manage capital gains.


Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAIs.

Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply (a) with respect to the Nations Global Government Income Fund, to investments in foreign Government Securities; and (b) to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. In addition, this limitation does not apply to investments by "money market funds" as that term is used under the 1940 Act, in obligations of domestic banks.

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.


3. Nations Prime Fund, Nations Treasury Fund, Nations Government Money Market Fund, Nations Tax Exempt Fund, Nations Value Fund, Nations Equity Income Fund, Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Small Company Growth Fund, Nations Disciplined Equity Fund, Nations Equity Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Balanced Assets Fund, Nations U.S. Government Bond Fund, Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations

Strategic Fixed Income Fund, Nations Intermediate Municipal Bond Fund, Nations Municipal Income Fund and Nations Short-Term Municipal Income Fund may not:

     Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.


Nations Global Government Income Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds may not:


     Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.


In addition, as a matter of non-fundamental policy, Nations Tax Exempt Fund may not purchase any securities other than obligations the interest on which is exempt from Federal income tax and stand-by commitments with respect to such obligations.


Also, as a matter of fundamental policy, except during defensive periods, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will invest at least 80% of their respective total net assets in Municipal Securities the interest on which is exempt from Federal income tax and the pertinent state's income taxes (with the exception of Texas and Florida). Similarly, as a matter of fundamental policy, except during defensive periods, Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund and Nations Intermediate Municipal Bond Fund will invest at least 80% of their respective total net assets in Municipal Securities the interest on which is exempt from Federal income taxes. For purposes of these fundamental policies, private activity bonds are included in the term "Municipal Securities" only if the interest paid thereon is exempt from Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.


Nations International Growth Fund may not borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while such Fund has borrowings outstanding in an amount exceeding 5% of its total assets.



Each of Nations Small Company Growth Fund and Nations U.S. Government Bond Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.



The investment objective and policies of each Fund, unless otherwise specified, are non-fundamental and may be changed without shareholder approval. Shareholders of Nations Small Company Growth Fund, Nations International Growth Fund and Nations U.S. Government Bond Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an apprpriate investment in light of their current position and needs.



In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.


   How Performance Is Shown

Money Market Funds: From time to time the Money Market Funds may advertise the yield and effective yield on a class of shares and Nations Tax Exempt Fund also may advertise the tax-equivalent yield of a class of shares. Yield, effective yield and tax-equivalent yield figures are based on historical data and are not intended to indicate future performance. The "yield" of a class of shares in a Fund refers to the income generated by an investment in such class over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of each class of shares in Nations Tax Exempt Fund shows the level of taxable yield needed to produce an after-tax equivalent to such class's tax-free yield. This is done by increasing the class's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate.

Non-Money Market Funds: From time to time the Non-Money Market Funds may advertise the total return and yield on a class of shares. Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds also may advertise the tax-equivalent yield of a class of shares. Total return, yield and tax-equivalent yield figures are based on historical data and are not intended to indicate future performance. The "total return" of a class of shares of a Non-Money Market Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.

"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period.
The "tax-equivalent yield" of Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds also may be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the Fund's tax-free yield. This is done by increasing the Fund's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate.


Set forth below is certain performance data for the Enhanced Equity Index Common Trust Fund and Enhanced Small Cap Equity Index Common Trust Fund (the "CTFs"), each of which is currently managed on behalf of NationsBank by TradeStreet. (Prior to the formation of TradeStreet in 1995, the CTFs were managed solely by NationsBank.) The performance data for the CTFs is deemed relevant because the Enhanced Equity Index and Enhanced Small Cap Equity Index Common Trust Funds have investment objectives and policies that are substantially similar to those of Nations Managed Index Fund and Nations Managed SmallCap Index Fund, respectively. Moreover, the portfolio manager of TradeStreet (who currently manages the CTFs and the Funds) employs the same quantitative investment process for the Funds that has, and continues to be, utilized for the CTFs. This performance data represents past performance of the CTFs and is not necessarily indicative of the future performance of the CTFs or the Funds.



Average Annual Total Returns for the Periods Indicated through March 31, 1997



                                                                   Since
                                                                 Inception
                        One Year     Three Year    Five Year    (12/31/88)**

Enhanced Equity
  Index Common Trust
  Fund*                  19.98%        22.31%        16.08%        16.52%
S&P 500 Index            19.77%        22.28%        16.39%        16.28%
Lipper S&P 500
  Index Funds
  Average***             19.19%        21.73%        15.89%        15.66%



Annual Total Returns



                                   Enhanced                       Lipper
                                    Equity                        S&P 500
                                     Index                         Index
                                    Common           S&P           Funds
Year                              Trust Fund*     500 Index     Average***

1989                                 34.12%         31.55%         30.58%
1990                                 -1.52%         -3.15%         -3.57%
1991                                 31.72%         30.56%         29.65%
1992                                  5.52%          7.64%          7.12%
1993                                 10.47%          9.99%          9.52%
1994                                  0.69%          1.31%          0.90%
1995                                 37.66%         37.45%         36.82%
1996                                 23.62%         23.08%         22.30%



Average Annual Total Returns for the Periods Indicated through March 31, 1997



                                                             Since
                                                One        Inception
                                                Year       (10/1/95)

Enhanced Small Cap Equity Index Common
  Trust Fund*                                  11.76%        11.68%
S&P 600 Index                                  8.39%         9.83%

* The total returns above reflect the deduction of 0.50% of fees and expenses per annum. The CTFs are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the CTFs.


** Prior to 12/31/88 the Enhanced Equity Index Common Trust Fund was managed with a different objective and policies and therefore performance prior thereto is not included in the prior performance calculations.



*** The Lipper S&P 500 Index Funds Average represents the average performance of mutual funds with similar objectives monitored by Lipper Analytical Services, Inc. during the periods shown.


Set forth below is certain performance data for the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite, reflecting the performance of private accounts, including U.K. authorized unit trusts, managed by Gartmore plc, as defined below. The performance data for these accounts is deemed relevant because the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite have investment objectives, policies and restrictions that are substantially similar to those of Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. There is substantial continuity between the portfolio managers of Gartmore plc who were responsible for managing those accounts and the portfolio managers of Gartmore who are responsible for managing Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. This performance data represents past performance and is not necessarily indicative of the future performance of Gartmore or the Funds.

PACIFIC EX-JAPAN COMPOSITE

Average Annual Total Returns for the Periods Indicated through March 31, 1997*

                              One Year       Two Years     Three Years    Four Years

Pacific Ex-Japan Composite        3.95%          8.44%          7.79%         17.11%

Morgan Stanley Capital
 Int'l. Combined
 Far East
 (Ex-Japan)
 Free Indexl                     -2.44%          8.58%          7.08%         15.62%

Average Annual Total Returns for the Periods Indicated through March 31, 1997*

                                                                         Since
                                                                       Inception
                             Five Years    Six Years    Seven Years     (1/1/88)

Pacific Ex-Japan Composite       18.84%        18.08%        14.79%        20.42%
Morgan Stanley Capital
 Int'l. Combined
 Far East
 (Ex-Japan)
 Free Indexl                     16.69%        16.61%        15.77%        19.02%


Annual Total Returns*



                                                   Morgan Stanley
                                                       Capital
                                                    International
                                    Pacific       Combined Far East
                                   Ex-Japan          (Ex-Japan)
                                   Composite         Free Indexl
1988                                   11.9%              30.0%
1989                                  58.40%              32.1%
1990                                    0.0%              -6.5%
1991                                   22.1%              31.0%
1992                                   22.9%              21.8%
1993                                  110.0%             103.4%
1994                                  -13.9%             -17.5%
1995                                    4.0%               8.8%
1996                                   13.5               11.1



 * The average annual total returns and annual total returns are net of fees. The fees for these accounts were 1% per annum until September 30, 1988, and 1.5% per annum thereafter. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



l The Morgan Stanley Capital International Combined Far East (Ex-Japan) Free
  Index is a capitalization-weighted index that tracks 7 countries and represents only those securities that are available for investment by international investors; many issues are still restricted to domestic investors in certain Pacific Basin countries.



EMERGING MARKETS COMPOSITE



Average Annual Total Returns for the Periods Indicated through March 31, 1997*



                                                                          Four Years
                                                                            Since
                                                                          Inception
                              One Year       Two Years     Three Years      1/1/93
Emerging Markets Composite        16.2%          11.1%          -1.8%          10.2%
IFC Investables Indexl            11.4%          13.4%           3.1%         13.39%

Annual Total Returns*



                                    Emerging
                                    Markets         IFC Investables
                                   Composite             Indexl
1993                                    76.5%               79.6%
1994                                   -19.0%              -12.0%
1995                                   -11.3%               -8.5%
1996                                    13.0%                9.4%



 * The average annual total returns and annual total returns have been calculated since inception (1/1/93) and are net of fees. The fees for these accounts were 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



l The IFC Investables Index includes over 1,100 stocks representing 27 stock markets in developing countries, and reflects the accessibility of markets and individual stocks for foreign ownership.



GLOBAL GOVERNMENT BOND
EX-U.K. COMPOSITE
Average Annual Total Returns for the Periods Indicated through March 31, 1997*



                             One Year           Two Years          Three Years
Global Government Bond
 Ex-U.K.
 Composite**                     -1.2%                4.4%                6.1%
J.P. Morgan Global
 Government Bonds
 Indexl                           1.0%                3.9%                6.5%



Average Annual Total Returns for the Periods Indicated through March 31, 1997*



                                                                         Since
                                                                       Inception
                                Four Years          Five Years          10/1/90
Global Government Bond
 Ex-U.K. Composite**                  6.2%                8.4%            10.31%
J.P. Morgan Global
 Government Bonds Indexl              6.5%                7.9%             8.97%



Annual Total Returns*



                                     Global            J.P. Morgan
                                   Government            Global
                                  Bond Ex-U.K.         Government
                                   Composite          Bonds Indexl
1991                                    20.8%               16.0%
1992                                     4.8%                5.2%
1993                                    15.0%               11.6%
1994                                    -0.9%                1.5%
1995                                    22.8%               19.6%
1996                                     0.6%                3.5%



 * The average annual total returns and annual total returns have been calculated since inception (10/1/90) and are net of fees. The fees on these accounts varied by contractual agreement and have been assumed to be 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



** The accounts of the Global Government Bond Ex-U.K. Composite do not invest in securities of U.K. issuers, which are permissible investments for Nations Global Government Income Fund. However, inclusion of such securities, to the extent of their representation in the J.P. Morgan Global Government Bond Index, would not have materially affected their total returns.



l The J.P. Morgan Global Government Bonds Index is a capitalization-weighted index that tracks government bonds issued in 13 countries located in the United States, Europe and the Far East.



Set forth below is the average annual total return and annual total return for Nations International Equity Fund for the periods ending March 31, 1997:



NATIONS INTERNATIONAL
EQUITY FUND
Average Annual Total Returns for the Periods
Indicated through March 31, 1997



                                                                         Since
                                                                       Inception
                         One Year      Three Years     Five Years      on 12/2/91
Nations
 International
 Equity Fund                 1.32%           6.23%          8.24%           7.10%
Morgan Stanley
 Capital
 International EAFE
 Indexl                      1.46%           6.53%         10.57%           6.01%

Annual Total Returns



                                                      Morgan Stanley
                                       Nations            Capital
                                    International      International
                                     Equity Fund        EAFE Indexl
1992                                      -8.6%             -12.2%
1993                                     27.21%              32.6%
1994                                       2.6%               7.8%
1995                                       8.5%              11.2%
1996                                       8.5%               6.1%



l The Morgan Stanley Capital International EAFE Index represents an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia and the Far East.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and such Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Primary A Shares, the Money Market Funds offer Primary B, Investor A, Investor B, Investor C and Daily Shares. In addition to Primary A Shares, the Non-Money Market Funds offer Primary B, Investor A, Investor B (formerly Investor N) and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees, loads and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Institution, as defined below or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


   How The Funds Are Managed


The business and affairs of each of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios are managed under the direction of their Board of Trustees and Boards of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc.'s and Nations Portfolios' SAIs contain the names of and general background information concerning each Director of Nations Fund, Inc. and Nations Portfolios, respectively.



Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to all of the Funds except for those Funds listed below, for which Gartmore Global Partners or Boatmen's serves as investment sub-adviser. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund, Nations International Growth Fund and Nations Global Government Income Fund pursuant to a sub-advisory agreement. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a UK company which is the holding company for a leading UK-based international fund management group of companies, National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore Investment Management plc.



Boatmen's Capital Management, Inc. serves as investment sub-adviser to Nations U.S Government Bond

Fund. Its principal offices are located at 100 North Broadway, St. Louis, Missouri 63178-4737. Boatmen's is an indirect subsidiary of NationsBank Corporation.


Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. With respect to the Non-Money Market Funds and Nations Tax Exempt Fund, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .25% of the first $250 million of the combined average daily net assets of both Nations Prime Fund and Nations Treasury Fund, plus .20% of the combined average daily net assets of such Funds in excess of $250 million; .40% of the average daily net assets of each of Nations Government Money Market Fund and Nations Tax Exempt Fund; .50% of the average daily net assets of each of the Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Equity Index Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and the State Intermediate Municipal Bond Funds; 1.00% of the average daily net assets of Nations Small Company Growth Fund; .60% of the average daily net assets of each of the Nations U.S. Government Bond Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund, Nations Municipal Income Fund and the State Municipal Bond Funds; .75% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund and Nations Balanced Assets Fund; .65% of the first $100 million of Nations Government Securities Fund's average daily net assets, plus
 .55% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .50% of the Fund's average daily net assets in excess of $250 million; .75% of the first $100 million of Nations Equity Income Fund's average daily net assets, plus .70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .60% of the Fund's average daily net assets in excess of $250 million; .90% of the average daily net assets of Nations International Equity Fund, Nations International Growth Fund and Nations Pacific Growth Fund; 1.10% of the average daily net assets of Nations Emerging Markets Fund; and .70% of the average daily net assets of Nations Global Government Income Fund.



For the services provided pursuant to sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of: .055% of Nations Prime Fund's, Nations Treasury Fund's, Nations Government Money Market Fund's and Nations Tax Exempt Fund's average daily net assets; .20% of Nations Equity Income Fund's average daily net assets; .10% of Nations Managed Index Fund's, Nations Managed SmallCap Index Fund's, Nations Managed Value Index Fund's, Nations Managed SmallCap Value Index Fund's, and Nations Equity Index Fund's average daily net assets; .25% of Nations Value Fund's, Nations Balanced Assets Fund's, Nations Capital Growth Fund's, Nations Small Company Growth Fund's, Nations Emerging Growth Fund's and Nations Disciplined Equity Fund's average daily net assets; .15% of Nations Short-Intermediate Government Fund's, Nation's Government Securities Fund's, Nations Short-Term Income Fund's, Nations Diversified Income Fund's and Nations Strategic Fixed Income Fund's average daily net assets; and .07% of Nations Municipal Income Fund's, Nations Short-Term Municipal Income Fund's, Nations Intermediate Municipal Bond Fund's, Nations Florida Municipal Bond Fund's, Nations Georgia Municipal Bond Fund's, Nations Maryland Municipal Bond Fund's, Nations North Carolina Municipal Bond Fund's, Nations South Carolina Municipal Bond Fund's, Nations Tennessee Municipal Bond Fund's, Nations Texas Municipal Bond Fund's, Nations Virginia Municipal Bond Fund's, Nations Florida Intermediate Municipal Bond Fund's, Nations Georgia Intermediate Municipal Bond Fund's, Nations Maryland Intermediate Municipal Bond Fund's, Nations North Carolina Intermediate Municipal Bond Fund's, Nations South Carolina Intermediate Municipal Bond Fund's, Nations Tennessee Intermediate Municipal Bond Fund's, Nations Texas Intermediate Municipal Bond Fund's and Nations Virginia Intermediate Municipal Bond Fund's average daily net assets.



For services provided pursuant to a sub-advisory agreement, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rate of .70% of Nations International Equity Fund's average daily net assets; .85% of Nations Emerging Markets Fund's average daily net assets; .70% of Nations Pacific Growth Fund's average daily net assets


76

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and .54% of Nations Global Government Income Fund's average daily net assets.
For services provided and expenses assumed, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rate of 40% of Nations International Growth Fund's average daily net assets up to and including $325,000,000 in assets and .25% on assets in excess of $325,000,000. As of the date of this Prospectus, the Board of Directors has approved, and recommended to shareholders that they approve, an increase in the fees to be paid by NBAI to Gartmore to .70% of the Nations International Growth Fund's average daily net assets. This increase will be implemented as soon as practicable following receipt of shareholder approval.



For services provided pursuant to a sub-advisory agreement, NBAI will pay Boatmen's sub-advisory fees at the rate of 0.15% of the average daily net assets of Nations U.S. Government Bond Fund.



From time to time, NBAI (and/or TradeStreet, Gartmore or Boatmen's) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees or expenses payable by a Fund.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Government Money Market Fund -- .14%, Nations Tax Exempt Fund -- .16%, Nations Value Fund -- .75%, Nations Capital Growth Fund -- .75%, Nations Emerging Growth Fund -- .75%, Nations Disciplined Equity Fund -- .75%, Nations Equity Index Fund -- .19%, Nations Managed Index Fund -- .06%, Nations Managed SmallCap Index Fund -- .00%, Nations Balanced Assets Fund -- .75%, Nations Short-Intermediate Government Fund -- .40%, Nations Short-Term Income
Fund -- .30%, Nations Diversified Income Fund -- .50%, Nations Strategic Fixed Income Fund -- .50%, Nations Municipal Income Fund -- .29%, Nations Short-Term Municipal Income Fund -- .06%, Nations Intermediate Municipal Bond Fund -- .19%, Nations Florida Intermediate Municipal Bond Fund -- .19%, Nations Georgia Intermediate Municipal Bond Fund -- .20%, Nations Maryland Intermediate Municipal Bond Fund -- .22%, Nations North Carolina Intermediate Municipal Bond Fund -- .18%, Nations South Carolina Intermediate Municipal Bond Fund -- .21%, Nations Tennessee Intermediate Municipal Bond Fund -- .07%, Nations Texas Intermediate Municipal Bond Fund -- .16%, Nations Virginia Intermediate Municipal Bond Fund -- .26%, Nations Florida Municipal Bond Fund -- .27%, Nations Georgia Municipal Bond Fund -- .15%, Nations Maryland Municipal Bond Fund -- .08%, Nations North Carolina Municipal Bond Fund -- .26%, Nations South Carolina Municipal Bond Fund -- .20%, Nations Tennessee Municipal Bond
Fund -- .03%, Nations Texas Municipal Bond Fund -- .17% and Nations Virginia Municipal Bond Fund -- .22%. No fees were paid with respect to Nations Managed Value Index Fund or Nations Managed SmallCap Value Index Fund because neither Fund had yet commenced operations during the period indicated above.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Prime Fund -- .16%, Nations Treasury Fund -- .16%, Nations Equity Income Fund -- .67%, Nations International Equity Fund -- .90% and Nations Government Securities Fund -- .50%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Emerging Markets Fund -- 1.10%, Nations Pacific Growth Fund -- .90% and Nations Global Government Income Fund -- .70%.



For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Small Company Growth Fund (formerly the Pilot Small Capitalization Equity Fund) -- .75%, Nations International Growth Fund (formerly the Pilot U.S. Government Securities Fund) -- .40%. During the same period, after waivers, the Pilot Funds paid Kleinwort Benson Investment Management Americas Inc., under a previous sub-advisory agreement, sub-advisory fees at the rate of .32% of Nations International Growth Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Government Money Market Fund -- .055%, Nations Tax Exempt Fund -- .055%, Nations Value Fund -- .25%, Nations Capital Growth Fund -- .25%, Nations Emerging Growth Fund -- .25%, Nations Disciplined Equity Fund -- .25%, Nations Equity Index
Fund -- .10%, Nations Managed Index Fund -- .10%, Nations Managed SmallCap Index Fund -- .10%, Nations Balanced Assets Fund -- .25%, Nations Short-Intermediate Government Fund -- .15%, Nations Short-Term Income Fund -- .15%, Nations Diversified Income Fund -- .15%, Nations Strategic Fixed Income Fund -- .15%, Nations Municipal Income Fund -- .07%, Nations Short-Term Municipal Income
Fund -- .07%, Nations Intermediate Municipal Bond Fund -- .07%, Nations Florida Intermediate Municipal Bond Fund -- .07%, Nations Georgia Intermediate Municipal Bond Fund -- .07%, Nations Maryland Intermediate Municipal Bond Fund -- .07%, Nations North Carolina Intermediate

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Municipal Bond Fund -- .07%, Nations South Carolina Intermediate Municipal Bond
Fund -- .07%, Nations Tennessee Intermediate Municipal Bond Fund -- .07%, Nations Texas Intermediate Municipal Bond Fund -- .07%, Nations Virginia Intermediate Municipal Bond Fund -- .07%, Nations Florida Municipal Bond Fund --
 .07%, Nations Georgia Municipal Bond Fund -- .07%, Nations Maryland Municipal Bond Fund -- .07%, Nations North Carolina Municipal Bond Fund -- .07%, Nations South Carolina Municipal Bond Fund -- .07%, Nations Tennessee Municipal Bond Fund -- .07%, Nations Texas Municipal Bond Fund -- .07%, Nations Virginia Municipal Bond Fund -- .07%, Nations Prime Fund -- .055%, Nations Treasury
Fund -- .055%, Nations Equity Income Fund -- .20% and Nations Government Securities Fund -- .15%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid Gartmore under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- .85%, Nations Pacific Growth Fund -- .70%, Nations Global Government Income Fund -- .54%, Nations International Equity
Fund -- .70%.


Melinda Allen Crosby is a Product Manager, Municipal Fixed Income Management for TradeStreet and is Portfolio Manager for Nations Tax Exempt Fund. She has been Portfolio Manager for Nations Tax Exempt Fund since 1991. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1973. Her past experience includes consulting and municipal credit analysis for NationsBank Capital Markets. Ms. Crosby received a B.A. in Business Administration from the University of North Carolina at Charlotte and an M.B.A. from the McColl School of Business, Queens College. She was a founding member and past president of the Southern Municipal Finance Society and participated in the establishment of the National Federation of Municipal Analysts.

Sandra L. Duck is a Product Manager, Money Market Management for TradeStreet and is Portfolio Manager for Nations Treasury Fund and Nations Government Money Market Fund. She has been Portfolio Manager for the Funds since 1993. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Duck has worked in the investment community since 1980. Her past experience includes product management and trading for Interstate/Johnson Lane and First Charlotte Corporation. Ms. Duck graduated from King's College.


Greg W. Golden is a Structured Products Manager, Equity Management for TradeStreet and is Portfolio Manager for Nations Equity Index Fund, Nations Managed Index Fund and Nations Managed SmallCap Index Fund. He has been Portfolio Manager for these Funds since their inception. Prior to assuming his position with TradeStreet in 1996, he was Vice President and Structured Products Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience includes portfolio management, derivatives management and quantitative analysis for the Investment Management Group at NationsBank and Sovran Bank of Tennessee. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a Chartered Financial Analyst candidate and a member of the Chicago Quantitative Alliance, the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Jeffrey C. Moser, is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund. Mr. Moser has been with TradeStreet since 1996 and Portfolio Manager for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund since the inception of the Funds. He is also the Portfolio Manager for Nations Disciplined Equity Fund and has been since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Moser has worked for the Investment Management Group at NationsBank since 1983 where his responsibilities included institutional portfolio management and equity analysis. Mr. Moser graduated Phi Beta Kappa with a B.S. in Mathematics from Wake Forest University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.


Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Prime Fund. She has been Portfolio Manager of the Nations Prime Fund since 1988. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.


Sharon M. Herrmann, is a Director of Equity Management for TradeStreet and Senior Portfolio Manager for Nations Value Fund. Ms. Herrmann has been the Portfolio Manager of Nations Value Fund since 1989. Prior to assuming her position with TradeStreet, she was Senior Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Herrmann has worked for the Investment Management Group at NationsBank since 1981 where her responsibilities included fund management and institutional portfolio management. She attended Virginia Wesleyan College. Ms. Herrmann holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.


Eric S. Williams, is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Equity Income Fund. Mr. Williams has been the Portfolio Manager for Nations Equity Income Fund since 1991. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1980. His past experience includes fund analysis and portfolio management for National Bank of Detroit. Mr. Williams received a B.S. in Accounting from East Carolina University, Summa Cum Laude and an M.B.A. from Indiana University. He holds the Chartered Financial Analyst designation, is on the Advisory Board of Indiana University's Investment Management Academy, and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.


Stephen Watson is Principal Portfolio Manager of Nations International Equity Fund and has been the Portfolio Manager since February, 1995. He joined Gartmore as a Global Fund Manager in 1993 and currently holds the position of Head of the International and Global Portfolio Team. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manager for international clients. From 1980 to 1987 he associated with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Montagu. Mr. Watson is a member of the Securities Institute.

Philip Ehrmann is Principal Portfolio Manager of Nations Emerging Markets Fund and is the Head of the Gartmore Emerging Markets Team. He has been the Portfolio Manager for the Fund since 1995. Prior to joining Nations Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.

Seok Teoh is Principal Portfolio Manager of Nations Pacific Growth Fund and has been the Portfolio Manager since the Fund's inception. She has been associated with Gartmore since 1990 as the London based manager on its Far East Team. Previously, Ms. Teoh managed Far East equities for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh, who is a native of Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.


Philip J. Sanders, is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Capital Growth Fund. Mr. Sanders has been Portfolio Manager for Nations Capital Growth Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Sanders has worked in the financial investment community since 1981. His past experience includes portfolio management, equity research and financial analysis for the Investment Management Group at NationsBank and Duke Power Company. Mr. Sanders received a B.A. in Economics from the University of Michigan and an M.B.A. from University of North Carolina at Charlotte. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Scott A. Billeadeau is a Senior Portfolio Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Emerging Growth Fund and Nations Small Company Growth Fund. Mr. Billeadeau has been Portfolio Manager of the Funds since June 1997. Previously he was Senior Analyst and Senior Portfolio Manager for BankAmerica's Pacific Horizon Aggressive Growth Fund at Security Pacific Corp. since 1991. Mr. Billeadeau has worked in the investment community since 1986. His past experience also includes quantitative analysis for American Express Financial Advisors, Inc. Mr. Billeadeau received an AB in Economics from Princeton University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, as well as the Seattle Society of Securities Analysts.



Julie L. Hale, is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Balanced Assets Fund. Ms. Hale has been Portfolio Manager for the Nations Balanced Assets Fund since 1995. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1981. Her past experience includes research analysis and portfolio management for Mercantile Safe Deposit and Trust, and National City Bank. Ms. Hale received a B.S. in Business and Finance from Mount St. Mary's College and an M.B.A. from Kent State University. She holds the Chartered Financial

Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Security Analysts, Inc. She is also a member of the National Association for Petroleum Investment Analysts and the World Affairs Council of Washington, D.C.


Mark Rimmer is Principal Portfolio Manager of the Nations Global Government Income Fund and has been the Portfolio Manager since the Fund's inception. He has been associated with Gartmore since 1990 as an International Fixed Income Fund Manager. Previously, Mr. Rimmer managed multi-currency funds for institutional clients at Gulf International Bank in Bahrain, and prior to that he was a senior trader for Sumitomo Finance International, London. He graduated from Cambridge University with a degree in Economics.


Gregory H. Cobb is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Strategic Fixed Income Fund. Mr. Cobb has been Portfolio Manager for Nations Strategic Fixed Income Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Cobb has worked in the investment community since 1987. His past experience includes portfolio management of intermediate duration and insurance products for Trust Company Bank and Barnett Bank Trust Company Inc. Mr. Cobb received a B.A. in Economics from the University of North Carolina at Chapel Hill.


Mark S. Ahnrud, is a Director of Fixed Income Management for TradeStreet and the Senior Portfolio Manager for Nations Diversified Income Fund. Mr. Ahnrud has been the Portfolio Manager for the Nations Diversified Income Fund since 1992. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Ahnrud has worked for the Investment Management Group at NationsBank since 1985 where his responsibilities initially included institutional investment management sales and later involved high yield credit analysis. Mr. Ahnrud received a dual B.S. in Finance and Investments from Babson College and an M.B.A. from Duke University, Fuqua School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Christopher G. Gunster is a Portfolio Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Government Securities Fund. Mr. Gunster has been the lead Portfolio Manager since July 1997. Prior to assuming his position with TradeStreet, he was Assistant Vice President and Associate Portfolio Manager for the Investment Management Group at NationsBank since 1993. Mr. Gunster has worked in the investment community since 1987. His past experience includes investment marketing for The Boston Company and options trading for Shatkin Investments, a regional broker/dealer. Mr. Gunster received a B.A. in Chemistry from Kenyon College and an M.B.A. in Finance from Babson Graduate School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



John S. Swaim is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Short-Intermediate Government Fund. Mr. Swaim has been Portfolio Manager for the Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Swaim has worked in the investment community since 1986. His past experience includes derivative products manager for the NationsBank Texas Corporate Investment Division portfolio. Mr. Swaim received a B.S. from University of North Texas and an M.B.A. from University of Texas at Arlington.



Michele M. Poirier is a Director, Municipal Fixed Income Management for TradeStreet and is Senior Portfolio Manager for Nations Municipal Income Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund and Nations South Carolina Municipal Bond Fund. Ms. Poirier has been Portfolio Manager for Nations Municipal Income Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, and South Carolina Intermediate Municipal Bond Fund since 1992. She has been Portfolio Manager for the other Funds since 1993. Prior to assuming her position with TradeStreet, she was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1974. Her past experience includes serving as Director of Trading, Institutional Sales, and Municipal Trader for Financial Service Corporation, Bankers Trust Company and The Robinson-Humphrey Company respectively. Ms. Poirier received a B.B.A. in Marketing from Georgia State University.



Mathew M. Kiselak is a Product Manager, Municipal Fixed Income Management for TradeStreet and Portfolio Manager for Nations Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund and Nations Texas Municipal Bond Fund. Mr. Kiselak has been

Port-
folio Manager for Nations North Carolina Intermediate Municipal Bond Fund and Nations North Carolina Municipal Bond Fund since 1995. He has been Portfolio Manager for the other Funds since 1994. Prior to assuming his position with TradeStreet, he was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1987. His past experience includes Portfolio Manager and Municipal Credit Analysis for Reich & Tang Inc. Mr. Kiselak received a B.A. in Economics from Pace University.


Dawn Daggy-Mangerson is a Portfolio Manager, Municipal Fixed Income Management for TradeStreet and is Portfolio Manager of the Nations Short-Term Municipal Income Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund. Ms. Daggy-Mangerson has been Portfolio Manager of the Funds since April 1997. Prior to assuming her position with TradeStreet, she was a Portfolio Manager for Boatmen's Trust Company since 1995. Ms. Daggy-Mangerson has worked in the investment community since 1988. Her past experience also includes portfolio management and trading for Stein Roe Farnham, a large investment advisory firm. Ms. Daggy-Mangerson received a B.A. in Commerce and Finance from DePaul University.



Brad Pope is a Product Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Short-Term Income Fund. He is a senior member of the Fixed Income Team. As such, his responsibilities include setting duration policy for the Nations Funds fixed income funds. Mr. Pope has been the portfolio manager for Nations Short-Term Income Fund since August 1996. Prior to assuming this position, he was a manager in the structured products area. He joined the Investment Management Group at NationsBank, TradeStreet's predecessor organization, in 1988. Mr. Pope has over nine years of investment experience, including working on the trading floor of the Chicago Board of Trade. Mr. Pope received a B.B.A. in Finance from the University of Texas at Austin.



The Fixed Income Committee of Boatmen's is responsible for the day-to-day management of the investment portfolio of Nations U.S. Government Bond Fund.



Brian O'Neill is the Principal Senior Investment Manager of the Gartmore Global Portfolio Team and has been the Portfolio Manager of Nations International Growth Fund since July, 1997. Mr. O'Neill joined Gartmore as a Senior Investment Manager on the Global Portfolio Team in 1981 with responsibility for a variety of specialized global funds, including resource funds. Mr. O'Neill began his career with Royal Insurance in 1970 as an investment analyst specializing in United Kingdom research. He then expanded his field of expertise to include management of global equities, and in 1978 he moved to Antony Gibbs & Sons where he was appointed as a fund manager, specializing in global equities. Mr. O'Neill graduated from Glasgow University in 1969 with a MA Honours degree in Political Economy.



Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the various Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.



First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Funds pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to 0.10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the fol-
lowing Funds' average daily net assets: Nations Government Money Market
Fund -- .09%, Nations Tax Exempt Fund -- .09%, Nations Value Fund -- .10%, Nations Capital Growth Fund -- .10%, Nations Emerging Growth Fund -- .10%, Nations Disciplined Equity Fund -- .10%, Nations Equity Index Fund -- .10%, Nations Managed Index Fund -- .10%, Nations Managed SmallCap Index Fund -- .10%, Nations Balanced Assets Fund -- .10%, Nations Short-Intermediate Government
Fund -- .10%, Nations Short-Term Income Fund -- .10%, Nations Diversified Income Fund -- .10%, Nations Strategic Fixed Income Fund -- .10%, Nations Municipal Income Fund -- .09%, Nations Short-Term Municipal Income Fund -- .09%, Nations Intermediate Municipal Bond Fund -- .09%, Nations Florida Intermediate Municipal Bond Fund -- .09%, Nations Georgia Intermediate Municipal Bond Fund -- .09%, Nations Maryland Intermediate Municipal Bond Fund -- .09%, Nations North Carolina Intermediate Municipal Bond Fund -- .09%, Nations South Carolina Intermediate Municipal Bond Fund -- .09%, Nations Tennessee Intermediate Municipal Bond Fund -- .09%, Nations Texas Intermediate Municipal Bond
Fund -- .09%, Nations Virginia Intermediate Municipal Bond Fund -- .09%, Nations Florida Municipal Bond Fund -- .09%, Nations Georgia Municipal Bond
Fund -- .09%, Nations Maryland Municipal Bond Fund -- .09%, Nations North Carolina Municipal Bond Fund -- .09%, Nations South Carolina Municipal Bond
Fund -- .09%, Nations Tennessee Municipal Bond Fund -- .09%, Nations Texas Municipal Bond Fund -- .09%, and Nations Virginia Municipal Bond Fund -- .09%. No fees were paid with respect to Nations Managed Value Index Fund or Nations Managed SmallCap Value Index Fund because neither Fund had yet commenced operations during the period indicated above.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- .09%, Nations Treasury Fund -- .09%, Nations Equity Income Fund -- .10%, Nations International Equity Fund -- .10% and Nations Government Securities
Fund -- .10%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets
Fund -- .10%, Nations Pacific Growth Fund -- .10% and Nations Global Government Income Fund -- .10%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of 0.01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to Institutions which assist customers in purchasing Primary A Shares of the Funds.



NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as Custodian for the assets of all Funds, except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY, Avenue des Arts, 35 1040 Brussels, Belgium, serves as Custodian for the assets of the Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.



BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.



First Data serves as transfer agent (the "Transfer Agent") for the Funds' Primary Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109. NationsBank of Texas also serves as the sub-transfer agent for each Fund's Primary Shares and is entitled to receive an annual fee of $251,000 from First Data for performing such services.

Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.



Expenses: The accrued expenses of each Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; taxes; interest; fees (including fees paid to Nations Funds' trustees, directors and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodians and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Any general expenses of Nations Fund Trust, Nations Fund, Inc. and/or Nations Portfolios that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust, Nations Fund, Inc. and/or Nations Portfolios or in such other manner as the Board of Trustees or the relevant Board of Directors deems appropriate.


   Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Portfolios, Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



Nations Fund Trust: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Money Market Funds currently offer six classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. The Non-Money Market Funds currently offer five classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B (formerly Investor N) Shares and Investor C Shares. Certain Funds, however, do not offer shares of each class. This Prospectus relates only to the Primary A Shares of the following funds of Nations Fund Trust: Nations Government Money Market Fund, Nations Tax Exempt Fund, Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Disciplined Equity Fund, Nations Equity Index Fund, Nations Balanced Assets Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund, Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-765-2668.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See Nations Fund Trust's SAI for examples of when the 1940 Act requires voting by fund.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.

Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


Nations Fund, Inc.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Primary A Shares of the following funds of Nations Fund, Inc.: Nations Prime Fund, Nations Treasury Fund, Nations Equity Income Fund, Nations International Equity Fund, Nations International Growth Fund, Nations Small Company Growth Fund, Nations U.S. Government Bond Fund and Nations Government Securities Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-765-2668.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.



Nations Portfolios: Nations Portfolios was incorporated in Maryland on January 23, 1995. Nations Portfolios' fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 150,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Primary A Shares of Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund of Nations Portfolios. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-765-2668.


Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations

Portfolios and, therefore, could be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations
Portfolios' SAI. It is anticipated that Nations Portfolios will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

Because this Prospectus combines disclosures on three separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

Pending Legal Proceedings: A purported class action lawsuit against, among others, Nations Government Securities Fund and Nations Short-Intermediate Government Fund was filed by Lawrence Bergelt on May 21, 1996. The complaint was amended and consolidated on July 11, 1996 in the United States District Court for the Middle District of Florida, Tampa Division by Mr. Bergelt and others in an action against the two funds, NationsBank Corporation and certain of its affiliates, Dean Witter Distributors and certain of its affiliates, and Stephens Inc. (Case No. 94-995-Civ.-T-23E). As relevant to Nations Government Securities Fund and Nations Short-Intermediate Government Fund, plaintiffs allege that, among other things, defendants violated the Securities Exchange Act of 1934 and various state securities fraud statutes by employing a scheme to defraud plaintiffs into purchasing shares of the funds and making untrue statements of material fact and omitting to state material facts in connection with sales of shares of the funds. Plaintiffs further allege that, among other things, defendants concealed the risks associated with such funds by blurring the distinctions between banks and non-bank subsidiaries and by obscuring the differences between traditional, federally insured bank products and uninsured, non-depository products.

About Your Investment

   How To Buy Shares


There is a minimum initial investment of $250,000 for each record holder; there is no minimum subsequent investment.



Primary A Shares of the Funds may be sold to financial institutions (including NationsBank and its affiliated and correspondent banks) and fee-based planners acting on behalf of their customers, employee benefit plans, charitable foundations, endowments and to other funds in the Nations Funds Family.


Primary A Shares are sold at net asset value without the imposition of a sales charge. Financial institutions ("Institutions") acting on behalf of their customers ("Customers") may establish certain procedures for processing Customers' purchase orders and may charge their Customers for services provided to them in connection with their investments.

Purchases of the Money Market Funds may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Bank Business Day"). Purchases of the Non-Money Market Funds may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "NYSE Business Day"). Unless otherwise specified, the term Business Day in this Prospectus refers to a Bank Business Day with respect to a Money Market Fund, and a NYSE Business Day with respect to a Non-Money Market Fund.


Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Primary A Shares is recorded on the books of the Funds, and share certificates are not issued. It is the responsibility of Institutions, when applicable, to record beneficial ownership of Primary A Shares and to reflect such ownership in the account statements provided to their Customers.


Effective Time of Purchases -- Money Market Funds: Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or by the Transfer Agent. A purchase order must be received by Stephens or by the Transfer Agent by 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund). A purchase order received by Stephens or the Transfer Agent after such time will not be accepted; notice thereof will be given to the Institution or investor placing the order, and any funds received will be returned promptly to the sending Institution or investor. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. Primary A Shares are purchased at the net asset value per share next deter-mined after receipt of the order by Stephens or by the Transfer Agent.


Effective Time of Purchases -- Non-Money Market Funds: Purchase orders for Primary A Shares in the Non-Money Market Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Fund's Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Institution or investor placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution or investor. Primary A Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent.


Institutions are responsible for transmitting orders for purchases of Primary A Shares by their Customers, and for delivering required funds, on a timely basis. It is Stephens' responsibility to transmit orders it receives to Nations Funds. Institutions should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


   How To Redeem Shares


With respect to the Money Market Funds, redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), and payment will normally be wired the same day to the Institution or investor. Nations Funds reserves the right to wire redemption proceeds within three Business Days after receiving the redemption orders if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. Redemption orders will not be accepted by Stephens or by the Transfer Agent after 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund) for execution on that Business Day.


With respect to the Non-Money Market Funds, redemption proceeds are normally remitted in federal funds wired to the redeeming Institution or investor within three Business Days following receipt of the order.

Institutions are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders it receives to Nations Funds. No charge for wiring redemption payments is imposed by Nations Funds, although Institutions may charge their Customer accounts for these or other services provided in connection with the redemption of Primary A Shares and may establish additional procedures. Information concerning any charges or procedures is available from the Institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens or by the Transfer Agent.



Nations Funds may redeem a shareholder's Primary A Shares if the balance in such shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. If a Customer has agreed with a particular Institution to maintain a minimum balance in his or her account at the Institution, and the balance in such Institution account falls below that minimum, the Customer may be obliged to redeem all or a part of his or her Primary A Shares in the Funds to the extent necessary to maintain the required minimum balance in such Institution account. Nations Funds also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


   How To Exchange Shares

The exchange feature enables a shareholder of Primary A Shares of a Fund to acquire Primary A Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Primary A Shares for Primary A Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.


The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be ter-
minated or materially revised without notice under certain unusual circumstances.


The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



Nations Funds reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


If you have telephone exchange privileges, during periods of significant economic or market change, such telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the entity through which the original shares were purchased. Investors should consult their Institution or Stephens for further information regarding exchanges.

Primary A Shares may be exchanged by directing a request directly to the Institution, if any, through which the original Primary A Shares were purchased or in other cases Stephens or the Transfer Agent. Investors should consult their Institution, Stephens, or the Transfer Agent for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Institution.

   How The Funds Value Their Shares


The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Money Market Funds are valued as of 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), each Bank Business Day. Shares of the Non-Money Market Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each NYSE Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



The assets in the Money Market Funds are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.


With respect to the Non-Money Market Funds, portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities are valued at their fair value following procedures approved by the Trustees or Directors.

   How Dividends And Distributions Are Made;
   Tax Information

Dividends And Distributions

Money Market Funds: Dividends from net investment income of each of the Money Market Funds are declared daily to shareholders at 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), on the day of declaration. Primary A Shares begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (e.g., the settlement date). Dividends are paid within five Business Days after the end of each month. Dividends are paid in cash within five Business Days after a shareholder's complete redemption of his Primary A Shares in a Fund. To the extent that there are any net short-term capital gains, they will be paid at least annually.


Non-Money Market Funds: Dividends from net investment income are declared daily and paid monthly by the Bond Funds. Dividends from net investment income are also declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Managed Index Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. Dividends from net investment income are declared and paid each calendar quarter by all other Equity Funds, Index Funds and the Balanced Fund. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually.



Primary A Shares of the Bond Funds are eligible to begin earning dividends that are declared on the day the purchase order is executed and continue to be eligible for dividends through and including the day before the redemption order is executed. Primary A Shares of the Equity Funds, Index Funds and the Balanced Fund are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.



The net asset value of Primary A Shares in the Funds will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Dividends and distributions are paid in cash within five Business Days of the end of the month or quarter to which the dividend relates. Dividends are paid within five Business Days after the end of each month. Dividends are paid in the form of additional Primary A Shares of the same Fund unless the Customer or investor has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Fund's Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his or her Primary A Shares in a Fund.


Tax Information

Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss will be taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an Individual Retirement Account are generally deferred under the Code.)

Corporate shareholders in the Funds may be entitled to the dividends-received deduction for distributions from those Funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing Fund. Corporate shareholders of Nations International Equity, Nations Emerging Markets and Nations Pacific Growth Funds may be eligible for the dividends-received deduction on the dividends (excluding the net capital gains dividends) paid by these Funds to the extent that each such Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

Substantially all of the net realized long-term capital gains of the Non-Money Market Funds, if any, will be distributed at least annually to such Funds' shareholders. These Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from Federal income tax as long-term capital gains, regardless of how long the shareholders have held such Funds' shares and whether such gains are received in cash or reinvested in additional shares. The Money Market Funds do not expect to realize long-term capital gains and, therefore, do not expect to distribute any capital gain dividends.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state and local taxes.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchange redemptions) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. If the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding, the Fund is required by the Internal Revenue Service to withhold 31% of any dividend (other than exempt-interest dividends) and/or redemption (including exchanges and redemptions-in-kind). Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.



Portions of each Fund's investment income may be subject to foreign income taxes withheld at their source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Generally, if more than 50% of the value of the total assets of each Fund consists of securities of foreign issuers, it may elect to "pass through" to its shareholders these foreign taxes, if any. Upon such an election, each shareholder will be required to include his or her pro rata portion thereof in his or her gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit against U.S. income tax for such amount.


Nations Tax Exempt Fund, Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds

As regulated investment companies, each of these Funds is entitled to pass through to their shareholders tax-exempt interest income ("exempt-interest dividends") subject to certain conditions which these Funds intend to satisfy. To the extent that any of these Funds earn taxable income or realize long-term capital gains, distributions to shareholders from such sources will be subject to Federal income tax. The policy of Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds is to pay to their shareholders an amount equal to at least 90% of their exempt-interest income net of certain deductions and 90% of their investment company taxable income. Nations Tax Exempt Fund does not intend to earn investment company taxable income or long-term capital gains. Exempt-interest dividends may be treated by shareholders as items of interest excludable from their Federal gross income under Section 103(a) of the Code unless, under the circumstances applicable to the particular shareholder, the exclusion would be disallowed. (See Nations Fund Trust's SAI under "Additional Information Concerning Taxes.") Distributions of net investment income by Nations Tax Exempt Fund, Nations Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Short-Term Municipal Income Fund may be taxable to investors under state or local law even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.


With respect to the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds, it is anticipated that exempt-interest dividends derived from tax-exempt interest paid on municipal obligations of the pertinent state and that state's political subdivisions, agencies, instrumentalities and authorities, and certain other issuers, including Puerto Rico and Guam, will be exempt from state income tax with respect to those states which impose a state income tax. Florida and Texas do not impose income taxes, but Florida imposes a tax upon intangible personal property which may apply to shares of Nations Florida Intermediate Municipal Bond Fund and Nations Florida Municipal Bond Fund held by residents of that state. Florida has issued a Technical Assistance Advisement indicating that shares in such Funds will not be subject to Florida's intangibles tax, subject to certain requirements which the Funds intend to satisfy. See Nations Fund Trust's SAI for further details about state tax treatment relevant to shareholders of these Funds.


In addition to annual disclosures as to Federal tax consequences of dividends and distributions, shareholders of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will also be advised as to the state tax consequences of dividends and distributions made each year.

The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations. Further tax information is contained in the SAIs.

   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.

Asset-Backed Securities: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

Mortgage-backed securities: Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.

Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by GNMA, by FNMA and FHLMC. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

Collateralized Mortgage Obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government Obligations.

A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds. For additional information concerning mortgage backed securities, see the related SAI.


The mortgage-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow thereby lengthening duration and potentially reducing the value of these securities. The debt securities held by the Funds also may be subject to credit risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Any such defaults or adverse changes in an issuer's financial condition or credit rating may adversely affect the value of the Funds' portfolio investments and, hence, the value of your investment in the corresponding Fund.


Non-mortgage asset-backed securities: Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Prime Fund generally limits investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.


The Funds (except Nations Tax Exempt Fund and Nations International Growth Fund) will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase. Nations Small Company Growth Fund and Nations U.S. Government Bond Fund will limit their investments in interest-bearing savings deposits of commercial and savings banks to 5% of total assets. Nations Prime Fund may invest up to 100% of its assets in obligations issued by banks. Nations Prime Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).


Eurodollar, Yankee dollar, and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, certain of the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, certain of the Funds may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Currently, Nations Treasury Fund has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.

Commercial Instruments: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. The Nations Prime Fund will limit purchases of commercial instruments to instruments which: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by Nations Fund, Inc.'s Board of Directors on the advice of the Adviser.


Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.



Convertible Securities, Preferred Stock, and Warrants: Certain of the Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.


Fixed Income Investing: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.

Foreign Currency Transactions: Certain of the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, the Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.


Foreign Securities: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs, in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


Futures, Options and Other Derivative Instruments: Certain of the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAIs.

Guaranteed Investment Contracts: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Money Market Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. The Non-Money Market Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by the Nations Prime Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds may be subject to this limitation.

If otherwise consistent with their investments objective and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

Interest Rate Transactions: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, i.e. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

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Lower-Rated Debt Securities: Certain of the Funds may invest in lower-rated debt securities. Lower rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing.

The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Boards, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and a Fund's ability to dispose of these lower-rated bonds.


The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.



Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.



Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.


Money Market Instruments: With respect to Non-Money Market Funds, the term "money market instruments" refers to instruments with remaining maturities of one year or less. With respect to Money Market Funds, the term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal Securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.



Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income tax.


Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.

In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.

A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Boards. Nations Tax Exempt Fund may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Since each of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will invest primarily in securities issued by issuers located in one state, each of these Funds is susceptible to changes in value due to political and economic factors affecting that state's issuers. A comparable municipal bond fund which is not concentrated in obligations issued by issuers located in one state would be less susceptible to these risks. If any issuer of securities held by one of these Funds is unable to meets its financial obligations, that

Fund's income, capital, and liquidity may be adversely affected.

The fourth most populous state, Florida, rated "Aa" by Moody's and "AA" by both S&P and Fitch, has been and continues to be a leading tourist and retiree destination. Florida's growing population and manageable debt load are just two of the factors that will help Florida remain a solid investment. Led by the service, construction and trade sectors, job growth in Florida has rebounded from the lows of 1991-1992 and is projected to be almost double the national average for 1996. Tourism was back in 1995 after it had suffered in the prior two years due to hurricane Andrew and a rash of violent crimes involving foreign tourists.


Georgia's state government is enjoying very robust fiscal health as evidenced by the ratings given to General Obligation Bonds issued on April 1, 1997, which were rated by Moody's as "Aaa," "AA+ with a positive outlook" by Standard & Poors, and "AAA" by Fitch. The Federal Reserve Bank of Atlanta predicts that 1997 will be a very good year for Georgia in terms of economic growth. However, a comparison to economic performance for the state in 1996 will be somewhat distorted because of the estimated $3 billion boost to the state economy from the 1996 Summer Olympic Games. The Olympic Games served to value-add to the basic strength of the Georgia economy, which is expected to continue to flourish in the near term by the expansion of existing business and by the continued in-migration of new business from around the United States and from around the world.



Maryland is one of the wealthiest states in the U.S. and has been rated "Aa" by Moody's, and "AA" rating by S&P, despite the contraction of government and defense related industries. Maryland's economic base is highly diversified with a lower than average dependence on manufacturing. Slow growth in Maryland is expected to continue, as government cutbacks and downsizing reduce the employment opportunities within the state. Debt ratios are moderate and, with Maryland ranked sixth in per capita income, it's no surprise that income taxes and highway use taxes provide the vast majority of support for general obligation debt. As defense cutbacks continue, Maryland's dependence on income taxes could depress growth within the state below national levels.



North Carolina, rated "Aaa" by Moody's, and "AAA" by both S&P and Fitch, has benefited from an inflow of people as well as businesses. This is due in part to North Carolina's affordable housing, above-average growth in per capita income and below-average cost of doing business. North Carolina's textile industry has begun to give way to the high-tech and financial sectors, as evidenced by the title of "Banking Center of the South." Consequently, high wage job growth has been expanding at a pace greater than national averages and is expected to continue to do so for the foreseeable future.



The dominance of the manufacturing sector has been both a positive and a negative for South Carolina. On the positive side, the expansion of manufacturing, specifically autos and related parts, has lessened the impact of the naval base closure in Charleston and provided a much needed infusion of new jobs. On the negative side, the cyclical nature of South Carolina's manufacturing economy has kept per capita income below national and regional levels. That said, South Carolina's low debt burden, strong security arrangements and lack of credit extension have led to a "Aaa" rating by Moody's, "AAA" rating by S&P and a "AAA" rating by Fitch, for the state. Combine this with a conservative plan of finance, and South Carolina looks to be in a very strong financial position, despite its reliance on the manufacturing sector.


Tennessee's very low debt burden, nearly exclusive use of general obligation debt and conservative financial policies all combine to give the state of Tennessee a "Aaa" rating by Moody's, "AA+" rating by S&P, and a "AAA" rating by Fitch. Tennessee's economy remains in a developing mode, as the state continues to shift its growth in manufacturing output to autos (Tennessee ranks third in the nation in automobile production) and related products from textiles. Tennessee relies on sales tax revenues as a main source of funds. This could prove to be a limiting factor were it not for Tennessee's strong pattern of job growth and growing population.


Texas has proven its ability to adapt and rebound to a changing economic environment, both within the state and abroad. Texas has also historically taken a conservative approach to financial management, as is reflected in the state's "Aa" rating by Moody's, "AA" rating by S&P, and "AA+" rating by Fitch. Although Texas has consistently led the U.S. in employment growth, unemployment in Texas is above the national average. This is due, in part, to the heavy migration into the state (in 1994 Texas replaced New York as the second most populous state). The mix of job growth in Texas provides a strong base for sustainable growth because the new jobs are largely in industries with bright prospects for future growth, such as knowledge-based services and manufacturing.



The state of Virginia has earned its "Aa2" rating by Moody's and "AA" rating by S&P and Fitch, by having a low relative tax rate, high per capita income and strong growth in service sector jobs. A very high share of Virginia's population is college educated, so it's no surprise that Virginia has the highest per capita income of any of the southern states. Virginia has experienced strong growth in the labor force and benefits from a low unemployment rate. Although it has a large exposure to defense and related industries, Virginia's prudent financial management and low debt burden should help to insulate it from any government cutbacks in those areas.

There can be no assurance that the economic conditions on which the above ratings for a specific state are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. More detailed information about matters relating to each of the State Intermediate Municipal Bond Funds and State Municipal Bond Funds is contained in Nations Fund Trust's SAI.


Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.


Real Estate Investment Trusts: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.


Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.



Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in their judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.



Short-Term Trust Obligations: Certain of the Funds may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by the trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.


Stock Index, Interest Rate and Currency Futures Contracts: Certain of the Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. Government Obligations: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable- and Floating-Rate Instruments: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. Certain Funds may invest in securities with demand features where (a) the security or its issuer has received a short-term rating from an NRSRO; and (b) the issuer of the demand feature, or another institution, undertakes to notify promptly the holder of the security in the event that the demand feature is substituted with a demand feature provided by another issuer. (Note, however, that certain securities first issued on or before June 3, 1996 are not subject to these rating and notice requirements.) An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

When-Issued, Delayed Delivery and Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description Of Ratings

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteris-tics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.


The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:


     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


The following summarizes the two highest rating categories used by Fitch for short-term obligations:


     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.


The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term rat-ings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

The following summarizes the four highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the two highest short-term debt ratings used by IBCA:


     A1+ -- When issues possess a particularly strong credit feature.


     A1 -- Obligations supported by the highest capacity for timely repayment.

Prospectus


                                    PRIMARY A SHARES
                                      AUGUST 1, 1997


MONEY MARKET FUNDS
Nations Prime Fund
Nations Treasury Fund
Nations Government Money Market
  Fund

EQUITY FUNDS

Nations Value Fund
Nations Equity Income Fund
Nations International Equity Fund
Nations International Growth Fund
Nations Emerging Markets Fund
Nations Pacific Growth Fund
Nations Capital Growth Fund
Nations Emerging Growth Fund
Nations Small Company Growth Fund
Nations Disciplined Equity Fund



INDEX FUNDS


Nations Equity Index Fund
Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed Value Index Fund
Nations Managed SmallCap Value
  Index Fund

BALANCED FUND
Nations Balanced Assets Fund

BOND FUNDS

Nations U.S. Government Bond Fund
Nations Short-Intermediate Government
  Fund
Nations Government Securities Fund
Nations Short-Term Income Fund
Nations Diversified Income Fund
Nations Strategic Fixed Income Fund
Nations Global Government Income
  Fund



INVESTMENT ADVISER: NationsBanc Advisors, Inc.
INVESTMENT SUB-ADVISER: TradeStreet Investment Associates, Inc.
INVESTMENT SUB-ADVISER: Gartmore Global Partners
INVESTMENT SUB-ADVISER: Boatmen's Capital Management, Inc.
DISTRIBUTOR: Stephens Inc.


  TR-96128-897
                                    (Nations Fund logo appears here)

Prospectus


                                    PRIMARY A SHARES
                                      AUGUST 1, 1997



This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund") of Nations Fund Trust, Nations Fund, Inc., and Nations
Fund Portfolios, Inc. ("Nations Portfolios"), each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations
Funds Family"). This Prospectus describes one class of shares of each Fund -- Primary A Shares.


NATIONS PRIME FUND, NATIONS TREASURY FUND AND
NATIONS GOVERNMENT MONEY MARKET FUND (THE "MONEY
MARKET FUNDS") SEEK TO MAINTAIN A NET ASSET VALUE OF
$1.00 PER SHARE.

INVESTMENTS IN THE MONEY MARKET FUNDS ARE NEITHER
INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND
THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE
ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00
PER SHARE.


This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Primary A Shares should consider before investing.
Investors should read this Prospectus and retain it for future reference. Additional information about
Nations Fund Trust, Nations Fund, Inc. and Nations
Portfolios is contained in separate Statements of Additional Information (the "SAIs"), that have been filed with the Securities and Exchange Commission
(the "SEC") and are available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAIs for Nations Fund Trust, Nations Fund, Inc. and
Nations Portfolios, each dated August 1, 1997, are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to certain of the Funds, Gartmore Global Partners ("Gartmore") is investment sub-adviser to certain other Funds, and Boatmen's
Capital Management, Inc. ("Boatmen's") is investment sub-adviser to Nations U.S. Government Bond Fund. As used herein the term "Adviser" shall mean NBAI, TradeStreet, Gartmore and/or Boatmen's as the context may require.



SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                      MONEY MARKET FUNDS:
                                      Nations Prime Fund
                                      Nations Treasury Fund
                                      Nations Government Money Market Fund

                                      EQUITY FUNDS:
                                      Nations Value Fund
                                      Nations Equity Income Fund
                                      Nations Emerging Markets Fund
                                      Nations Pacific Growth Fund
                                      Nations International Equity Fund

                                      Nations International Growth Fund

                                      Nations Capital Growth Fund

                                      Nations Emerging Growth Fund


                                      Nations Small Company Growth Fund

                                      Nations Disciplined Equity Fund


                                      INDEX FUNDS:

                                      Nations Equity Index Fund

                                      Nations Managed Index Fund


                                      Nations Managed SmallCap Index Fund


                                      Nations Managed Value Index Fund


                                      Nations Managed SmallCap Value
                                        Index Fund


                                      BALANCED FUND:
                                      Nations Balanced Assets Fund

                                      BOND FUNDS:

                                      Nations U.S. Government Bond Fund

                                      Nations Short-Intermediate Government Fund
                                      Nations Government Securities Fund
                                      Nations Short-Term Income Fund
                                      Nations Diversified Income Fund
                                      Nations Strategic Fixed Income Fund
                                      Nations Global Government Income Fund


                                                    For Fund information call:
                                                    1-800-765-2668
                                                    Nations Funds
                                                    c/o Stephens Inc.
                                                    One NationsBank Plaza
                                                    33rd Floor
                                                    Charlotte, NC 28255
                                                   (Nations Fund Logo appears
                                                        here)
  TR-96128-897

                            Table  Of  Contents

                            Prospectus Summary                                 3
About The                   Expenses Summary                                   6
  Funds                     Financial Highlights                               9
                            Objectives                                        32
                            How Objectives Are Pursued                        34
                            How Performance Is Shown                          51
                            How The Funds Are Managed                         54
                            Organization And History                          60





About Your                  How To Buy Shares                                 62
Investment                  How To Redeem Shares                              63
                            How To Exchange Shares                            64
                            How The Funds Value Their Shares                  64
                            How Dividends And Distributions Are Made;
                            Tax Information                                   65
                            Appendix A -- Portfolio Securities                66
                            Appendix B -- Description Of Ratings              75




                            NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                            INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED
                            BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANIES: Open-end management investment companies.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:

(Bullet) MONEY MARKET FUNDS:

    (Bullet) Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

    (Bullet) Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

    (Bullet) Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

(Bullet) EQUITY FUNDS:

    (Bullet) Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.

    (Bullet) Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields.

    (Bullet) Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.


    (Bullet) Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.


    (Bullet) Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

    (Bullet) Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

    (Bullet) Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.


    (Bullet) Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.



    (Bullet) Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.


    (Bullet) Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.


(Bullet) INDEX FUNDS:


    (Bullet) Nations Equity Index Fund's investment objective is to seek investment results that correspond, before fees and expenses, to the total return of the Standard & Poor's 500 Composite Stock Price Index.

     (Bullet) Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



     (Bullet) Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



     (Bullet) Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index.



     (Bullet) Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index.


(Bullet) BALANCED FUND:

    (Bullet) Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

(Bullet) BOND FUNDS:


    (Bullet) Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements.


    (Bullet) Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (Bullet) Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (Bullet) Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

    (Bullet) Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

    (Bullet) Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

    (Bullet) Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.


(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to certain of the Funds, Gartmore Global Partners provides sub-advisory services to certain other Funds and Boatmen's Capital Management, Inc. provides investment sub-advisory services to Nations U.S. Government Bond Fund. See "How The Funds Are Managed."



(Bullet) DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Managed Index Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. All other Equity Funds, Index Funds and the Balanced Fund declare and pay dividends from net investment income each calendar quarter. The Money Market Funds and the Bond Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.



(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Fund holds may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index (as defined below) and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue. Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are
         Pursued -- Risk Considerations" and "Appendix A -- Portfolio
         Securities."



         Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund are designed for long-term investors seeking international diversification and who are willing to bear the risks associated with international investing, such as foreign currency fluctuations and economic and political risks. For a discussion of these factors, see "How Objectives Are Pursued -- Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund."



(Bullet) MINIMUM PURCHASE: $250,000 minimum initial investment per record holder. See "How to Buy Shares".

   Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Primary A Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.

NATIONS FUND MONEY MARKET FUNDS PRIMARY A SHARES

                                                                                          Nations Prime       Nations
SHAREHOLDER TRANSACTION EXPENSES                                                              Fund         Treasury Fund

Sales Load Imposed on Purchases                                                               None             None
Deferred Sales Load                                                                           None             None

                                                                                             Nations
                                                                                           Government
                                                                                          Money Market
SHAREHOLDER TRANSACTION EXPENSES                                                              Fund
Sales Load Imposed on Purchases                                                               None
Deferred Sales Load                                                                           None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees (After Fee Waivers)(1)                                                        .16%             .16%
All Other Expenses                                                                            .14%             .14%
Total Operating Expenses (After Fee Waivers)(1)                                               .30%             .30%

Management Fees (After Fee Waivers)(1)                                                        .14%
All Other Expenses                                                                            .16%
Total Operating Expenses (After Fee Waivers)(1)                                               .30%



(1) See page 8 for a discussion of the actual expenses absent such fee waivers.



NATIONS FUND EQUITY/PRIMARY A SHARES


                                                                        Nations                                         Nations
                                                        Nations          Equity         Nations         Nations         Emerging
                                                         Value           Income      International   International      Markets
SHAREHOLDER TRANSACTION EXPENSES                          Fund            Fund        Equity Fund     Growth Fund         Fund

Sales Load Imposed on Purchases                           None            None            None            None            None
Deferred Sales Load                                       None            None            None            None            None

                                                        Nations
                                                        Pacific
                                                         Growth
SHAREHOLDER TRANSACTION EXPENSES                          Fund
Sales Load Imposed on Purchases                           None
Deferred Sales Load                                       None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees                                           .75%            .67%            .90%            .90%           1.10%
All Other Expenses                                        .19%            .22%            .26%            .22%            .64%
Total Operating Expenses                                  .94%            .89%           1.16%           1.12%           1.74%

Management Fees                                           .90%
All Other Expenses                                        .52%
Total Operating Expenses                                 1.42%

NATIONS FUND EQUITY FUNDS PRIMARY A SHARES


                                                                                 Nations          Nations
                                                                                 Capital         Emerging          Nations
                                                                                 Growth           Growth        Small Company
SHAREHOLDER TRANSACTION EXPENSES                                                  Fund             Fund          Growth Fund

Sales Load Imposed on Purchases                                                   None             None             None
Deferred Sales Load                                                               None             None             None

                                                                                 Nations
                                                                               Disciplined
                                                                                 Equity
SHAREHOLDER TRANSACTION EXPENSES                                                  Fund
Sales Load Imposed on Purchases
Deferred Sales Load                                                               None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees (After Fee Waivers)(1)                                            .75%             .75%             .75%
All Other Expenses                                                                .21%             .23%             .20%
Total Operating Expenses (After Fee Waivers)(1)                                   .96%             .98%             .95%

Management Fees (After Fee Waivers)(1)                                            .75%
All Other Expenses                                                                .25%
Total Operating Expenses (After Fee Waivers)(1)                                   1.00%



(1) See page 8 for a discussion of the actual expenses absent such fee waivers and/or expense reimbursements.



NATIONS FUND INDEX/BALANCED FUNDS PRIMARY A SHARES


                                                           Nations                         Nations         Nations
                                                            Equity         Nations         Managed         Managed
                                                            Index          Managed         SmallCap      Value Index
SHAREHOLDER TRANSACTION EXPENSES                             Fund         Index Fund      Index Fund         Fund

Sales Load Imposed on Purchases                              None            None            None            None
Deferred Sales Load                                          None            None            None            None

                                                           Nations
                                                           Managed         Nations
                                                          Small Cap        Balanced
                                                         Value Index        Assets
SHAREHOLDER TRANSACTION EXPENSES                             Fund            Fund
Sales Load Imposed on Purchases                              None            None
Deferred Sales Load                                          None            None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees (After Fee Waivers)(1)                       .20%            .30%            .30%            .30%
All Other Expenses                                           .15%            .20%            .20%            .20%
Total Operating Expenses (After Fee Waivers)(1)              .35%            .50%            .50%            .50%

Management Fees (After Fee Waivers)(1)                       .30%            .75%
All Other Expenses                                           .20%            .25%
Total Operating Expenses (After Fee Waivers)(1)              .50%           1.00%



(1) See page 8 for a discussion of the actual expenses absent such fee waivers and/or expense reimbursements.


NATIONS FUND BOND FUNDS PRIMARY A SHARES

                                                                Nations
                                                 Nations        Short-         Nations        Nations        Nations
                                                  U.S.       Intermediate    Government     Short-Term     Diversified
SHAREHOLDER TRANSACTION                        Government     Government     Securities       Income         Income
  EXPENSES                                      Bond Fund        Fund           Fund           Fund           Fund

Sales Load Imposed on Purchases                   None           None           None           None           None
Deferred Sales Load                               None           None           None           None           None

                                                 Nations        Nations
                                                Strategic       Global
                                                  Fixed       Government
SHAREHOLDER TRANSACTION                          Income         Income
  EXPENSES                                        Fund           Fund
Sales Load Imposed on Purchases                   None           None
Deferred Sales Load                               None           None


ANNUAL FUND
OPERATING EXPENSES
(as a percentage of average
net assets)

Management Fees (After Fee Waivers)(1)            .40%           .40%           .50%           .30%           .50%
All Other Expenses                                .20%           .22%           .30%           .25%           .25%
Total Operating Expenses (After Fee
  Waivers)(1)                                     .60%           .62%           .80%           .55%           .75%

Management Fees (After Fee Waivers)(1)            .50%           .70%
All Other Expenses                                .20%           .56%
Total Operating Expenses (After Fee
  Waivers)(1)                                     .70%           1.26%



(1) See page 8 for a discussion of the actual expenses absent such fee waivers.

EXAMPLES:

You would pay the following expenses on a $1,000 investment in Primary A Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                     Nations
                                                   Government                      Nations                       Nations
                       Nations        Nations         Money         Nations        Equity         Nations     International
                        Prime        Treasury        Market          Value         Income      International     Equity
                        Fund           Fund           Fund           Fund           Fund        Growth Fund       Fund

1 Year                   $ 3            $ 3            $ 3           $ 10           $  9           $ 11           $ 12
3 Years                  $10            $10            $10           $ 30           $ 28           $ 36           $ 37
5 Years                  $17            $17            $17           $ 52           $ 49           $ 62           $ 64
10 Years                 $38            $38            $38           $115           $110           $136           $141


                                      Nations
                       Nations        Pacific
                      Emerging        Growth
                    Markets Fund       Fund
1 Year                  $ 18           $ 14
3 Years                 $ 55           $ 45
5 Years                 $ 94           $ 78
10 Years                $205           $170


                                                                                                  Nations
                       Nations        Nations                       Nations        Nations        Managed
                       Capital       Emerging        Nations        Managed        Managed       SmallCap        Nations
                       Growth         Growth         Managed       SmallCap         Value          Value      Small Company
                        Fund           Fund        Index Fund     Index Fund     Index Fund     Index Fund     Growth Fund

1 Year                  $ 10           $ 10            $ 5            $ 5            $ 5            $ 5           $ 10
3 Years                 $ 31           $ 31            $16            $16            $16            $16           $ 30
5 Years                 $ 53           $ 54            $28            $28            N/A            N/A           $ 53
10 Years                $118           $120            $63            $63            N/A            N/A           $117


                       Nations        Nations
                     Disciplined      Equity
                       Equity          Index
                        Fund           Fund
1 Year                  $ 10            $ 4
3 Years                 $ 32            $11
5 Years                 $ 55            $20
10 Years                $122            $44


                                                     Nations                                                     Nations
                       Nations        Nations        Short-         Nations        Nations        Nations       Strategic
                      Balanced         U.S.       Intermediate    Government     Short-Term     Diversified       Fixed
                       Assets       Government     Government     Securities       Income         Income         Income
                        Fund         Bond Fund        Fund           Fund           Fund           Fund           Fund

1 Year                  $ 10            $ 6            $ 6            $ 8            $ 6            $ 8            $ 7
3 Years                 $ 32            $19            $20            $26            $18            $24            $22
5 Years                 $ 55            $33            $35            $44            $31            $42            $39
10 Years                $122            $75            $77            $99            $69            $93            $87

                       Nations
                       Global
                     Government
                       Income
                        Fund
1 Year                  $ 13
3 Years                 $ 40
5 Years                 $ 69
10 Years                $152



The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Primary A Shares will bear either directly or indirectly. Except for Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund, which expenses are based on estimates, certain figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed."



Absent fee waivers, "Management Fees" and "Total Operating Expenses" for Primary A Shares of the indicated Fund would have been as follows: Nations Prime
Fund -- .20% and .34%, respectively; Nations Treasury Fund -- .20% and .34%, respectively; Nations Government Money Market Fund -- .40% and .56%, respectively; Nations Small Company Growth Fund -- 1.00% and 1.20%, respectively; Nations Equity Index Fund -- .50% and .65%, respectively; Nations Managed Index Fund -- .50% and .70%, respectively; Nations Managed SmallCap Index Fund -- .50% and .70%, respectively; Nations Managed Value Index
Fund -- .50% and .70%, respectively; Nations Managed SmallCap Value Index
Fund -- .50% and .70%, respectively; Nations U.S. Government Bond Fund -- .60% and .80%, respectively; Nations Short-Intermediate Government Fund -- .60% and
 .82%, respectively; Nations Government Securities Fund -- .64% and .94%, respectively; Nations Short-Term Income Fund -- .60% and .85%, respectively; Nations Diversified Income Fund -- .60% and .85%, respectively; and Nations Strategic Fixed Income Fund -- .60% and .80%, respectively.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Financial Highlights


The financial information on the following pages has been derived from the audited financial statements of Nations Fund Trust, Nations Fund Inc. and Nations Portfolios. Price Waterhouse LLP is the independent accountant to Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. For more information see "Organization And History." Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant. Financial Highlights for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund are not provided below because neither Fund had yet commenced operations during the period indicated below.



Information for Primary A Shares of Nations International Growth Fund, Nations Small Company Growth Fund and Nations U.S. Government Bond Fund has been derived from the audited financial statements dated May 16, 1997 for the Pilot Shares of The Pilot Funds' Pilot International Equity Fund, Pilot Small Capitalization Equity Fund and Pilot U.S. Government Securities Fund, the predecessor funds to Nations International Growth Fund, Nations Small Company Growth Fund and Nations U.S. Government Bond Fund, respectively. This information has been audited by Arthur Andersen LLP and is provided to help you understand the historical performance of the Funds and their predecessors. The reports of Arthur Andersen LLP accompany the financial statements dated May 16, 1997 and are incorporated by reference in the SAI, which is available upon request.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS PRIME FUND


                                                                   YEAR            PERIOD            YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                                                 03/31/97        03/31/96(a)       05/31/95          5/31/94
Operating performance:
Net asset value, beginning of period                           $      1.00      $      1.00      $      1.00      $      1.00
Net investment income                                               0.0520           0.0468           0.0519           0.0318
Dividends from net investment income                               (0.0520)         (0.0468)         (0.0519)         (0.0318)
Total dividends and distributions                                  (0.0520)         (0.0468)         (0.0519)         (0.0318)
Net asset value, end of period                                 $      1.00      $      1.00      $      1.00      $      1.00
Total return++                                                        5.34%            4.79%            5.32%            3.22%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $ 2,533,688      $ 2,472,469      $ 2,873,096      $ 2,883,762
Ratio of operating expenses to average net assets                     0.30%            0.30%+           0.30%            0.30%
Ratio of net investment income to average net assets                  5.21%            5.62%+           5.23%            3.20%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                               0.35%            0.37%+           0.38%            0.37%
Net investment income per share without waivers and/or
  expense reimbursements                                       $    0.0516      $    0.0463      $    0.0511      $    0.0311

                                                                   YEAR
                                                                   ENDED
PRIMARY A SHARES                                                  5/31/93
Operating performance:
Net asset value, beginning of period                           $      1.00
Net investment income                                               0.0328
Dividends from net investment income                               (0.0328)
Total dividends and distributions                                  (0.0328)
Net asset value, end of period                                 $      1.00
Total return++                                                        3.33%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $ 1,156,266
Ratio of operating expenses to average net assets                     0.30%
Ratio of net investment income to average net assets                  3.25%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                               0.36%
Net investment income per share without waivers and/or
  expense reimbursements                                       $    0.0322


NATIONS PRIME FUND (CONT.)

                                                    YEAR             YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                                   5/31/92          5/31/91          5/31/90          5/31/89          5/31/88
Operating performance:
Net asset value, beginning of period            $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
Net investment income                              0.0506           0.0749           0.0855           0.0839           0.0675
Dividends from net investment income              (0.0506)         (0.0749)         (0.0855)         (0.0839)         (0.0675)
Total dividends and distributions                 (0.0506)         (0.0749)         (0.0855)         (0.0839)         (0.0675)
Net asset value, end of period                  $    1.00        $    1.00        $    1.00        $    1.00        $    1.00
Total return++                                       5.19%+++         7.75%+++         8.88%+++         8.71%+++         6.94%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $ 500,476        $ 574,993        $ 433,298        $ 115,295        $ 264,063
Ratio of operating expenses to average net
  assets                                             0.30%            0.30%            0.32%            0.35%            0.36%
Ratio of net investment income to average net
  assets                                             5.03%            7.47%            8.43%            8.11%            6.73%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     0.42%            0.44%            0.50%+++         0.55%+++         0.56%+++
Net investment income per share without
  waivers and/or expense reimbursements         $  0.0494        $  0.0735        $  0.0731+++     $  0.0819+++     $  0.0655+++

                                                   PERIOD
                                                    ENDED
PRIMARY A SHARES                                  5/31/87*
Operating performance:
Net asset value, beginning of period            $    1.00
Net investment income                              0.0277
Dividends from net investment income              (0.0277)
Total dividends and distributions                 (0.0277)
Net asset value, end of period                  $    1.00
Total return++                                       2.79%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $ 252,562
Ratio of operating expenses to average net
  assets                                             0.35%+
Ratio of net investment income to average net
  assets                                             5.99%+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     0.65%+/+++
Net investment income per share without
  waivers and/or expense reimbursements         $  0.0247+++


  * Nations Prime Fund Primary A Shares commenced operations on December 15,
    1986.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS TREASURY FUND*


                                                                   YEAR            PERIOD            YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                                                 03/31/97        03/31/96(a)       05/31/95          5/31/94
Operating performance:
Net asset value, beginning of period                           $      1.00      $      1.00      $      1.00      $      1.00
Net investment income                                               0.0509           0.0458           0.0494           0.0297
Dividends from net investment income                               (0.0509)         (0.0458)         (0.0494)         (0.0297)
Distribution from net realized capital gains                            --          (0.0000)#        (0.0000)#             --
Total dividends and distributions                                  (0.0509)         (0.0458)         (0.0494)         (0.0297)
Net asset value, end of period                                 $      1.00      $      1.00      $      1.00      $      1.00
Total return++                                                        5.22%            4.67%            5.05%            2.99%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $ 1,345,585      $   821,030      $ 2,896,868      $ 2,679,992
Ratio of operating expenses to average net assets                     0.30%            0.30%+           0.30%            0.30%
Ratio of net investment income to average net assets                  5.09%            5.52%+           4.99%            2.97%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                               0.35%            0.37%+           0.35%            0.36%
Net investment income per share without waivers and/or
  expense reimbursements                                       $    0.0504      $    0.0453      $    0.0489      $    0.0292

                                                                   YEAR
                                                                   ENDED
PRIMARY A SHARES                                                  5/31/93
Operating performance:
Net asset value, beginning of period                           $      1.00
Net investment income                                               0.0307
Dividends from net investment income                               (0.0307)
Distribution from net realized capital gains                            --
Total dividends and distributions                                  (0.0307)
Net asset value, end of period                                 $      1.00
Total return++                                                        3.12%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $ 2,956,796
Ratio of operating expenses to average net assets                     0.30%
Ratio of net investment income to average net assets                  3.02%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                               0.36%
Net investment income per share without waivers and/or
  expense reimbursements                                       $    0.0302


NATIONS TREASURY FUND (CONT.)

                                                    YEAR             YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                                   5/31/92          5/31/91          5/31/90          5/31/89          5/31/88
Operating performance:
Net asset value, beginning of period            $     1.00       $    1.00        $    1.00        $    1.00        $    1.00
Net investment income                               0.0483          0.0721           0.0829           0.0802           0.0630
Dividends from net investment income               (0.0483)        (0.0721)         (0.0829)         (0.0802)         (0.0630)
Distributions from net realized capital gains           --              --               --               --               --
Total dividends and distributions                  (0.0483)        (0.0721)         (0.0829)         (0.0802)         (0.0630)
Net asset value, end of period                  $     1.00       $    1.00        $    1.00        $    1.00        $    1.00
Total return++                                        4.95%+++        7.46%+++         8.61%+++         8.33%+++         6.49%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $1,094,741       $ 955,186        $ 392,843        $  90,946        $ 111,414
Ratio of operating expenses to average net
  assets                                              0.29%           0.25%            0.25%            0.39%            0.38%
Ratio of net investment income to average net
  assets                                              4.82%           7.04%            8.18%            7.93%            6.31%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                      0.42%           0.43%            0.59%+++         0.58%++++        0.65%+++
Net investment income per share without
  waivers and/or expense reimbursements         $   0.0470       $  0.0703        $  0.0693+++     $  0.0783+++     $  0.0603+++

                                                   PERIOD
                                                    ENDED
PRIMARY A SHARES                                  5/31/87*
Operating performance:
Net asset value, beginning of period            $    1.00
Net investment income                              0.0262
Dividends from net investment income              (0.0262)
Distributions from net realized capital gains          --
Total dividends and distributions                 (0.0262)
Net asset value, end of period                  $    1.00
Total return++                                       2.64%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $  66,221
Ratio of operating expenses to average net
  assets                                             0.35%+
Ratio of net investment income to average net
  assets                                             5.68%+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     0.75%+/+++
Net investment income per share without
  waivers and/or expense reimbursements         $  0.0222+++


  * Nations Treasury Fund Primary A Shares commenced operations on December 15, 1986.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Amount represents less than $0.0001.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS GOVERNMENT MONEY MARKET FUND

                                  YEAR            PERIOD            YEAR             YEAR             YEAR             YEAR
                                  ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                03/31/97        03/31/96(a)       11/30/95         11/30/94         11/30/93         11/30/92
Net asset value, beginning
  of period                    $    1.00        $    1.00        $    1.00        $    1.00        $    1.00       $    1.00
Net investment income             0.0503           0.0173           0.0558           0.0375           0.0294          0.0358
Distributions:
Dividends from net
  investment income              (0.0503)         (0.0173)         (0.0558)         (0.0375)         (0.0294)        (0.0358)
Distributions from net
  realized capital gains              --               --               --          (0.0000)#             --              --
Total dividends and
  distributions                  (0.0503)         (0.0173)         (0.0558)         (0.0375)         (0.0294)        (0.0358)
Net asset value, end of
  period                       $    1.00        $    1.00        $    1.00        $    1.00        $    1.00       $    1.00
Total return++                      5.18%            1.74%            5.72%            3.84%            2.96%           3.63%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period
  (in 000's)                   $ 299,394        $ 336,771        $ 332,895        $ 432,729        $ 475,180       $ 414,412
Ratio of operating expenses
  to average net assets             0.30%            0.30%+           0.30%            0.30%            0.30%           0.42%
Ratio of net investment
  income to average net
  assets                            5.03%            5.20%+           5.58%            3.79%            2.91%           3.55%
Ratio of operating expenses
  to average net assets
  without waivers and/or
  expense reimbursements            0.57%            0.59%+           0.57%            0.59%            0.56%           0.58%
Net investment income per
  share without waivers
  and/or expense
  reimbursements               $  0.0476        $  0.0163        $  0.0531        $  0.0347        $  0.0269       $  0.0341

                                 PERIOD
                                  ENDED
PRIMARY A SHARES                11/30/91*
Net asset value, beginning
  of period                   $    1.00
Net investment income            0.0571
Distributions:
Dividends from net
  investment income             (0.0571)
Distributions from net
  realized capital gains             --
Total dividends and
  distributions                 (0.0571)
Net asset value, end of
  period                      $    1.00
Total return++                     5.87%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period
  (in 000's)                  $ 333,979
Ratio of operating expenses
  to average net assets            0.43%+
Ratio of net investment
  income to average net
  assets                           5.49%+
Ratio of operating expenses
  to average net assets
  without waivers and/or
  expense reimbursements           0.62%+
Net investment income per
  share without waivers
  and/or expense
  reimbursements              $  0.0551


  * Nations Government Money Market Fund Primary A Shares commenced operations on December 3, 1990.
  + Annualized.
 ++ Total return represents aggregate return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Amount represents less than $0.0001 per shares.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS VALUE FUND

                                                                YEAR            PERIOD            YEAR             YEAR
                                                                ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                                              03/31/97        03/31/96(a)       11/30/95         11/30/94
Operating performance:
Net asset value, beginning of period                        $    16.60       $    16.21        $   12.98        $   13.74
Net investment income                                             0.26             0.07             0.27             0.24
Net realized and unrealized gain/(loss) on investments            2.69             1.06             3.91            (0.23)
Net increase/(decrease) in net asset value from
  operations                                                      2.95             1.13             4.18             0.01
Distributions:
Dividends from net investment income                             (0.26)           (0.12)           (0.28)           (0.23)
Distributions from net realized capital gains                    (1.42)           (0.62)           (0.67)           (0.54)
Total dividends and distributions                                (1.68)           (0.74)           (0.95)           (0.77)
Net asset value, end of period                              $    17.87       $    16.60        $   16.21        $   12.98
Total return++                                                   18.07%            7.20%           34.53%           (0.08)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                        $1,200,853       $  998,957        $ 956,669        $ 799,743
Ratio of operating expenses to average net assets                 0.97%(c)         0.96%+           0.94%            0.93%
Ratio of net investment income to average net assets              1.51%            1.30%+           1.90%            1.85%
Portfolio turnover rate                                             47%              12%              63%              75%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                           0.97%(c)         0.96%+           0.94%            0.93%
Net investment income per share without waivers and/or
  expense reimbursements                                    $     0.26(c)    $     0.07        $    0.27        $    0.24
Average commission rate paid (b)                            $   0.0649       $   0.0648              N/A              N/A

                                                                YEAR
                                                                ENDED
PRIMARY A SHARES                                              11/30/93
Operating performance:
Net asset value, beginning of period                          $   12.45
Net investment income                                              0.24
Net realized and unrealized gain/(loss) on investments             1.38
Net increase/(decrease) in net asset value from
  operations                                                       1.62
Distributions:
Dividends from net investment income                              (0.24)
Distributions from net realized capital gains                     (0.09)
Total dividends and distributions                                 (0.33)
Net asset value, end of period                                $   13.74
Total return++                                                    13.19%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                          $ 707,185
Ratio of operating expenses to average net assets                  0.96
Ratio of net investment income to average net assets               1.98%
Portfolio turnover rate                                              64%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                            0.97%
Net investment income per share without waivers and/or
  expense reimbursements                                      $    0.24
Average commission rate paid (b)                                    N/A


NATIONS VALUE FUND (CONT.)

                                                                                  YEAR              YEAR              YEAR
                                                                                  ENDED            ENDED             ENDED
PRIMARY A SHARES                                                                11/30/92          11/30/91          11/30/90
Operating performance:
Net asset value, beginning of period                                          $   11.16        $    9.71         $   10.04
Net investment income                                                              0.28             0.34              0.35
Net realized and unrealized gain/(loss) on investments                             1.57             1.47             (0.36)
Net increase/(decrease) in net asset from value operations                         1.85             1.81             (0.01)
Distributions:
Dividends from net investment income                                              (0.27)           (0.36)            (0.32)
Distributions from net realized capital gains                                     (0.29)              --                --
Total dividends and distributions                                                 (0.56)           (0.36)            (0.32)
Net asset value, end of period                                                $   12.45        $   11.16         $    9.71
Total return++                                                                    17.00%+++        18.79%+++         (0.16)%+++
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                          $ 282,138        $  82,360         $  19,769
Ratio of operating expenses to average net assets                                  0.90%            0.53%             0.21%
Ratio of net investment income to average net assets                               2.31%            3.33%             4.19%
Portfolio turnover rate                                                              60%              51%               24%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                           0.97%            0.99%             1.11%
Net investment income per share without waivers and/or expense
  reimbursements                                                              $    0.27        $    0.30         $    0.26
Average commission rate paid (b)                                                    N/A              N/A               N/A

                                                                                  PERIOD
                                                                                   ENDED
PRIMARY A SHARES                                                                11/30/89*#
Operating performance:
Net asset value, beginning of period                                           $   10.00
Net investment income                                                               0.08
Net realized and unrealized gain/(loss) on investments                             (0.04)
Net increase/(decrease) in net asset from value operations                          0.04
Distributions:
Dividends from net investment income                                                  --
Distributions from net realized capital gains                                         --
Total dividends and distributions                                                     --
Net asset value, end of period                                                 $   10.04
Total return++                                                                      0.40%+++
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                           $   5,161
Ratio of operating expenses to average net assets                                   0.49%+
Ratio of net investment income to average net assets                                4.41%+
Portfolio turnover rate                                                               --
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                            1.41%+
Net investment income per share without waivers and/or expense
  reimbursements                                                               $    0.06
Average commission rate paid (b)                                                     N/A

  * Nations Value Fund Primary A Shares commenced operations on September 19, 1989.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.

 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS EQUITY INCOME FUND

                                               YEAR           PERIOD           YEAR            YEAR            YEAR
                                              ENDED           ENDED           ENDED           ENDED           ENDED
PRIMARY A SHARES                             03/31/97      03/31/96(a)       05/31/95        5/31/94         5/31/93
Operating performance:
Net asset value, beginning of period       $    13.14      $    11.81      $    11.43      $    12.06      $    11.41
Net investment income                            0.43            0.30            0.42            0.38            0.37
Net realized and unrealized gain on
  investments                                    1.55            1.77            1.11            0.22            1.08
Net increase in net asset value from
  operations                                     1.98            2.07            1.53            0.60            1.45
Distributions:
Dividends from net investment income            (0.41)          (0.37)          (0.42)          (0.42)          (0.35)
Distributions from net realized capital
  gains                                         (2.41)          (0.37)          (0.73)          (0.81)          (0.45)
Total dividends and distributions               (2.82)          (0.74)          (1.15)          (1.23)          (0.80)
Net asset value, end of period             $    12.30      $    13.14      $    11.81      $    11.43      $    12.06
Total return++                                  15.62%          17.98%          14.79%           5.00%          13.30%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)       $  200,772      $  283,142      $  283,082      $  225,740      $  175,949
Ratio of operating expenses to average
  net assets                                     0.91%(c)        0.90%+          0.92%           0.94%           0.92%
Ratio of net investment income to
  average net assets                             3.09%           2.84%+          3.75%           3.41%           3.37%
Portfolio turnover rate                           102%             59%            158%            116%             55%
Ratio of operating expenses to average
  net assets without waivers and/or
  expense reimbursements                         0.91%(c)        0.90%+          0.93%           0.95%           1.04%
Net investment income/loss per share
  without waivers and/or expense
  reimbursements                           $     0.43(c)   $     0.30      $     0.42      $     0.38      $     0.36
Average commission rate paid (b)           $   0.0609      $   0.0287             N/A             N/A             N/A

                                               YEAR            PERIOD
                                               ENDED            ENDED
PRIMARY A SHARES                              5/31/92         5/31/91*
Operating performance:
Net asset value, beginning of period       $   10.19        $   10.00
Net investment income                           0.34             0.05
Net realized and unrealized gain on
  investments                                   1.25             0.14
Net increase in net asset value from
  operations                                    1.59             0.19
Distributions:
Dividends from net investment income           (0.30)              --
Distributions from net realized capital
  gains                                        (0.07)              --
Total dividends and distributions              (0.37)              --
Net asset value, end of period             $   11.41        $   10.19
Total return++                                 15.91%+++         1.90%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)       $  18,104        $  10,194
Ratio of operating expenses to average
  net assets                                    1.10%            1.12%+
Ratio of net investment income to
  average net assets                            3.15%            3.66%+
Portfolio turnover rate                           84%               9%
Ratio of operating expenses to average
  net assets without waivers and/or
  expense reimbursements                        2.21%            1.80%+
Net investment income/loss per share
  without waivers and/or expense
  reimbursements                           $    0.22        $  (0.06)
Average commission rate paid (b)                 N/A              N/A


  * Nations Equity Income Fund Primary A Shares commenced operations on April 11, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.

 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursments and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS INTERNATIONAL EQUITY FUND

                                                 YEAR            PERIOD            YEAR             YEAR             YEAR
                                                 ENDED            ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                               03/31/97#      03/31/96(a)#       05/31/95#        5/31/94#         5/31/93#
Operating performance:
Net asset value, beginning of period          $   13.50        $   11.75        $   12.06        $   10.60        $   10.40
Net investment income/(loss)                       0.08             0.07             0.14             0.09             0.09
Net realized and unrealized gain/(loss) on
  investments                                      0.11             1.80            (0.20)            1.44             0.21
Net increase/(decrease) in net asset value
  from operations                                  0.19             1.87            (0.06)            1.53             0.30
Distributions:
Dividends from net investment income              (0.11)           (0.06)           (0.03)           (0.05)           (0.08)
Distributions in excess of net investment
  income                                          (0.00)(c)        (0.04)              --               --               --
Distributions from net realized capital
  gains                                           (0.42)           (0.02)           (0.12)           (0.02)           (0.02)
Distributions in excess of net realized
  capital gains                                   (0.03)              --            (0.10)              --               --
Total dividends and distributions                 (0.56)           (0.12)           (0.25)           (0.07)           (0.10)
Net asset value, end of period                $   13.13        $   13.50        $   11.75        $   12.06        $   10.60
Total return++                                     1.32%           16.01%           (0.46)%          14.37%            3.14%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)          $ 976,855        $ 849,731        $ 572,940        $ 401,599        $ 118,873
Ratio of operating expenses to average net
  assets                                           1.16%            1.17%+           1.03%            1.17%            1.30%
Ratio of net investment income/(loss) to
  average net assets                               0.62%            0.65%+           1.17%            0.75%            1.03%
Portfolio turnover rate                              36%              26%              92%              39%              41%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     --             1.18%+           1.04%            1.18%            1.32%
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                                     --        $    0.07        $    0.14        $    0.08        $    0.10
Average commission rate paid (b)              $  0.0279           0.0272              N/A              N/A              N/A

                                                 PERIOD
                                                 ENDED
PRIMARY A SHARES                                5/31/92*
Operating performance:
Net asset value, beginning of period         $   10.00
Net investment income/(loss)                      0.08
Net realized and unrealized gain/(loss) on
  investments                                     0.36
Net increase/(decrease) in net asset value
  from operations                                 0.44
Distributions:
Dividends from net investment income             (0.04)
Distributions in excess of net investment
  income                                            --
Distributions from net realized capital
  gains                                             --
Distributions in excess of net realized
  capital gains                                     --
Total dividends and distributions                (0.04)
Net asset value, end of period               $   10.40
Total return++                                    4.43%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)         $  83,970
Ratio of operating expenses to average net
  assets                                          1.33%+
Ratio of net investment income/(loss) to
  average net assets                              1.81%+
Portfolio turnover rate                             11%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  1.43%+
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                             $    0.03
Average commission rate paid (b)                   N/A


  * Nations International Equity Fund Primary A Shares commenced operations on December 2, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.

 (c) Amount represents less than $0.01 per share.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS INTERNATIONAL GROWTH FUND


                                                         PERIOD               YEAR                YEAR                YEAR
                                                         ENDED               ENDED               ENDED               ENDED
PRIMARY A SHARES*                                       05/16/97            08/31/96            08/31/95            08/31/94
Operating performance:
Net asset value at the beginning of the period       $    17.05           $    16.24          $    16.34          $    14.14
Net investment income/(loss)                               0.05                 0.18                0.13(f)             0.11(f)
Net realized and unrealized gain/(loss) on
  investments                                              2.76                 1.61               (0.22)(f)            1.65(f)
Net realized and unrealized gain/(loss) on
  foreign currency related transaction                    (0.92)               (0.13)               0.39(f)             0.59(f)
Total income (loss) from investment activities             1.89                 1.66                0.30                2.35
Distributions from net investment income                  (0.17)               (0.46)              (0.11)                 --
Distributions from net realized gain on
  investments and foreign currency related
  transactions                                            (0.34)               (0.39)              (0.29)              (0.15)
Net asset value at the end of the period             $    18.43           $    17.05          $    16.24          $    16.34
Total return (a)                                          11.28%(c)            10.64%               2.08%              16.75%
Portfolio turnover rate (g)                               33.68%               22.31%              35.91%              35.40%
Ratio of expenses to average net assets                    1.18%(d)             1.08%               1.18%               1.12%
Ratio of net investment income (loss) to average
  net assets                                               0.47%(d)             0.69%               0.82%               0.75%
Net assets at end of period (in 000's)               $  701,033           $  579,019          $  363,212          $  307,561
Average Commission Rate (h)                          $   0.0107              $0.0160

                                                         EIGHT
                                                         MONTHS
                                                         ENDED
PRIMARY A SHARES*                                     08/31/93 (b)
Operating performance:
Net asset value at the beginning of the period        $    13.15
Net investment income/(loss)                               (0.01)(f)
Net realized and unrealized gain/(loss) on
  investments                                               1.10(f)
Net realized and unrealized gain/(loss) on
  foreign currency related transaction                     (0.10)(f)
Total income (loss) from investment activities              0.99
Distributions from net investment income                      --
Distributions from net realized gain on
  investments and foreign currency related
  transactions                                                --
Net asset value at the end of the period              $    14.14
Total return (a)                                            7.53%(c)
Portfolio turnover rate (g)                                26.65%(e)
Ratio of expenses to average net assets                     1.31%(d)
Ratio of net investment income (loss) to average
  net assets                                               (0.56)%(d)
Net assets at end of period (in 000's)                $  195,548
Average Commission Rate (h)



 * Primary A Shares of Nations International Growth Fund were formerly Pilot Shares of the Pilot International Equity Fund, a predecessor portfolio.


 (a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges.


 (b) Pilot Shares were initially issued on July 26, 1993.


 (c) Not annualized.


 (d) Annualized.


 (e) Excludes the transfer of assets effective on August 6, 1993 from a collective trust for which Boatmen's Trust Company served as trustee.


 (f) Calculated based on the average shares outstanding methodology.


 (g) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued and is not annualized.


(h) The average commission rate represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS EMERGING MARKETS FUND

                                                                                                              YEAR
                                                                                                             ENDED
PRIMARY A SHARES                                                                                           03/31/97#
Operating performance:
Net asset value, beginning of period                                                                      $   10.34
Net investment income/(loss)                                                                                   0.01
Net realized and unrealized gain on investments                                                                1.21
Net increase in net asset value from operations                                                                1.22
Distributions:
Dividends from net investment income                                                                          (0.02)
Distributions in excess of net investment income                                                              (0.07)
Distributions from net realized capital gains                                                                 (0.06)
Total dividends and distributions                                                                             (0.15)
Net asset value, end of period                                                                            $   11.41
Total return++                                                                                                11.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                      $  76,483
Ratio of operating expenses to average net assets                                                              1.74%
Ratio of net investment income to average net assets                                                           0.13%
Portfolio turnover rate                                                                                          31%
Average commission rate paid (a)                                                                          $  0.0003

                                                                                                             PERIOD
                                                                                                              ENDED
PRIMARY A SHARES                                                                                           03/31/96*#
Operating performance:
Net asset value, beginning of period                                                                       $  10.00
Net investment income/(loss)                                                                                  (0.03)
Net realized and unrealized gain on investments                                                                0.37
Net increase in net asset value from operations                                                                0.34
Distributions:
Dividends from net investment income                                                                             --
Distributions in excess of net investment income                                                               0.00**
Distributions from net realized capital gains                                                                    --
Total dividends and distributions                                                                              0.00**
Net asset value, end of period                                                                             $  10.34
Total return++                                                                                                 3.42%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                       $ 47,560
Ratio of operating expenses to average net assets                                                              2.13%+
Ratio of net investment income to average net assets                                                          (0.38)%+
Portfolio turnover rate                                                                                          17%
Average commission rate paid (a)                                                                           $ 0.0004


  * Nations Emerging Markets Fund Primary A Shares commenced operations on June 30, 1995.
 ** Amount represents less than $0.01 per share.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

 # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.

 (a) Average commission rate paid per share of securities purchased and sold by the Fund.


NATIONS PACIFIC GROWTH FUND


                                                                                                             YEAR
                                                                                                             ENDED
PRIMARY A SHARES                                                                                           03/31/97
Operating performance:
Net asset value, beginning of period                                                                     $   10.24
Net investment income/(loss)                                                                                  0.04
Net realized and unrealized gain/(loss) on investments                                                        0.19
Net increase/(decrease) in net asset value from operations                                                    0.23
Distributions:
Dividends from net investment income                                                                         (0.03)
Distributions in excess of net investment income                                                             (0.03)
Total dividends and distributions                                                                            (0.06)
Net asset value, end of period                                                                           $   10.41
Total return++                                                                                                2.18%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                     $ 122,887
Ratio of operating expenses to average net assets                                                             1.42%
Ratio of net investment income/(loss) to average net assets                                                   0.39%
Portfolio turnover rate                                                                                         78%
Average commission rate paid (a)                                                                         $  0.0126

                                                                                                             PERIOD
                                                                                                             ENDED
PRIMARY A SHARES                                                                                           03/31/96*#
Operating performance:
Net asset value, beginning of period                                                                      $   10.00
Net investment income/(loss)                                                                                  (0.02)
Net realized and unrealized gain/(loss) on investments                                                         0.29
Net increase/(decrease) in net asset value from operations                                                     0.27
Distributions:
Dividends from net investment income                                                                             --
Distributions in excess of net investment income                                                          $   (0.03)
Total dividends and distributions                                                                             (0.03)
Net asset value, end of period                                                                            $   10.24
Total return++                                                                                                 2.66%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                      $  95,210
Ratio of operating expenses to average net assets                                                              1.76%+
Ratio of net investment income/(loss) to average net assets                                                   (0.27)%+
Portfolio turnover rate                                                                                          23%
Average commission rate paid (a)                                                                          $  0.0178


 * Nations Pacific Growth Fund Primary A Shares commenced operations on June 30, 1995.
 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

 # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.

(a) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS CAPITAL GROWTH FUND

                                                 YEAR            PERIOD            YEAR             YEAR             YEAR
                                                 ENDED            ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                              03/31/97##       03/31/96(a)       11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of period          $   13.43        $   14.24        $   11.23       $    11.08         $   10.68
Net investment income/(loss)                       0.05             0.02             0.09             0.09              0.09
Net realized and unrealized gain on
  investments                                      1.66             0.38             3.28             0.14              0.42
Net increase in net asset value from
  operations                                       1.71             0.40             3.37             0.23              0.51
Distributions:
Dividends from net investment income              (0.05)           (0.02)           (0.10)           (0.08)            (0.10)
Distributions from net realized capital
  gains                                           (3.39)           (1.19)           (0.26)           (0.00)(b)         (0.01)
Total dividends and distributions                 (3.44)           (1.21)           (0.36)           (0.08)            (0.11)
Net asset value, end of period                $   11.70        $   13.43        $   14.24       $    11.23         $   11.08
Total return++                                    11.88%            3.14%           30.96%            2.14%             4.84%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)          $ 533,168        $ 839,300        $ 867,361       $  717,914         $ 646,661
Ratio of operating expenses to average net
  assets                                           0.96%(d)         0.96%+           0.98%            0.90%             0.80%
Ratio of net investment income/(loss) to
  average net assets                               0.39%            0.38%+           0.71%            0.85%             0.84%
Portfolio turnover rate                              75%              25%              80%              56%               81%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                   0.96%            0.96%+           0.98%            0.91%             0.89%
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                              $    0.05        $    0.02        $    0.09       $     0.09         $    0.08
Average commission rate paid (c)              $  0.0604        $  0.0632              N/A              N/A               N/A

                                                PERIOD
                                                 ENDED
PRIMARY A SHARES                               11/30/92*
Operating performance:
Net asset value, beginning of period         $   10.00
Net investment income/(loss)                      0.02
Net realized and unrealized gain on
  investments                                     0.66#
Net increase in net asset value from
  operations                                      0.68
Distributions:
Dividends from net investment income                --
Distributions from net realized capital
  gains                                             --
Total dividends and distributions                   --
Net asset value, end of period               $   10.68
Total return++                                    6.80%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)         $ 728,629
Ratio of operating expenses to average net
  assets                                          0.30%+
Ratio of net investment income/(loss) to
  average net assets                              1.33%+
Portfolio turnover rate                              7%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  1.05%+
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                             $    0.01
Average commission rate paid (c)                   N/A


  * Nations Capital Growth Fund Primary A Shares commenced operations on September 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

## Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since use of the undistributed income method did not accord with results of operations.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Value represents less than $0.01 per share.
 (c) Average commission rate paid per share of securities purchased and sold by the Fund.

 (d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS EMERGING GROWTH FUND

                                                                   YEAR            PERIOD            YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                                                 03/31/97#      03/31/96#(a)       11/30/95         11/30/94#
Operating performance:
Net asset value, beginning of period                           $    14.04        $   14.28        $   11.41       $    10.87
Net investment income/(loss)                                        (0.04)           (0.00)(b)         0.01            (0.03)
Net realized and unrealized gain on investments                      0.20             1.26             3.26             0.71
Net increase in net asset value from operations                      0.16             1.26             3.27             0.68
Distributions:
Distributions from net realized capital gains                       (1.34)           (1.50)           (0.40)           (0.14)
Total dividends and distributions                                   (1.34)           (1.50)           (0.40)           (0.14)
Net asset value, end of period                                 $    12.86        $   14.04        $   14.28       $    11.41
Total return++                                                       0.48%            9.87%           29.95%            6.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $  267,319        $ 295,764        $ 269,484       $  182,459
Ratio of operating expenses to average net assets                    0.98%(d)         0.99%+           0.98%            1.01%
Ratio of net investment income/(loss) to average net assets         (0.26)%          (0.06)%+          0.08%           (0.29)%
Portfolio turnover rate                                                93%              39%             139%             129%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                              0.98%(d)         0.99%+           0.98%            1.01%
Net investment income/(loss) per share without waivers
  and/or expense reimbursements                                $    (0.04)(d)    $   (0.00)(b)    $    0.01       $    (0.03)
Average commission rate paid (c)                               $   0.0562        $  0.0599              N/A              N/A

                                                                  PERIOD
                                                                   ENDED
PRIMARY A SHARES                                                 11/30/93*
Operating performance:
Net asset value, beginning of period                           $    10.00
Net investment income/(loss)                                        (0.01)
Net realized and unrealized gain on investments                      0.89
Net increase in net asset value from operations                      0.88
Distributions:
Distributions from net realized capital gains                       (0.01)
Total dividends and distributions                                   (0.01)
Net asset value, end of period                                 $    10.87
Total return++                                                       8.81%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $  121,281
Ratio of operating expenses to average net assets                    0.80%+
Ratio of net investment income/(loss) to average net assets         (0.15)%+
Portfolio turnover rate                                               159%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                              1.01%+
Net investment income/(loss) per share without waivers
  and/or expense reimbursements                                $    (0.03)
Average commission rate paid (c)                                      N/A


 * Nations Emerging Growth Fund Primary A Shares commenced operations on December 4, 1992.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) Average commission rate paid per share of securities purchased and sold by the Fund.

(d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS SMALL COMPANY GROWTH FUND


                                                                                                          PERIOD
                                                                                                           ENDED
PRIMARY A SHARES*                                                                                         5/16/97
Operating performance:
Net asset value at the beginning of the period                                                         $   10.65
Net investment income                                                                                       0.04
Net realized and unrealized gain on investments and futures                                                 1.47
Total income from investment activities                                                                     1.51
Distributions from net investment income                                                                  (0.04)
Distributions from net realized gains                                                                     (0.05)
Net asset value at the end of the period                                                               $   12.07
Total return (b)                                                                                           14.21%
Ratio of expenses to average net assets                                                                     0.98%(c)
Ratio of net investment income to average net assets                                                        0.54%(c)
Portfolio turnover rate (e)                                                                                   48%
Net assets at end of period (in 000's)                                                                 $ 109,450
Ratio of expenses to average net assets (assuming no waivers or expense reimbursements)                     1.41%(c)
Ratio of net investment income to average net assets (assuming no waivers or expense
  reimbursements)                                                                                           0.11%(c)
Average Commission Rate (d)                                                                            $   .0323

                                                                                                          PERIOD
                                                                                                           ENDED
PRIMARY A SHARES*                                                                                       08/31/96(a)
Operating performance:
Net asset value at the beginning of the period                                                         $   10.00
Net investment income                                                                                       0.09
Net realized and unrealized gain on investments and futures                                                 0.64
Total income from investment activities                                                                     0.73
Distributions from net investment income                                                                   (0.08)
Distributions from net realized gains                                                                         --
Net asset value at the end of the period                                                               $   10.65
Total return (b)                                                                                            7.37%
Ratio of expenses to average net assets                                                                     1.00%(c)
Ratio of net investment income to average net assets                                                        1.06%(c)
Portfolio turnover rate (e)                                                                                   31%
Net assets at end of period (in 000's)                                                                 $  70,483
Ratio of expenses to average net assets (assuming no waivers or expense reimbursements)                     1.54%(c)
Ratio of net investment income to average net assets (assuming no waivers or expense reimbursements)        0.52%(c)
Average Commission Rate (d)                                                                               $.0340



 * Primary A Shares of Nations Small Company Growth Fund were formerly Pilot Shares of the Pilot Small Capitalization Equity Fund, a predecessor portfolio.


(a) Share activity commenced December 12, 1995.


(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return is not annualized.


(c) Annualized.


(d) The average commission rate represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.


(e) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS DISCIPLINED EQUITY FUND

                                                    YEAR            PERIOD            YEAR             PERIOD            PERIOD
                                                    ENDED            ENDED            ENDED            ENDED             ENDED
PRIMARY A SHARES                                  03/31/97        03/31/96(a)       11/30/95         11/30/94*         04/29/94*
Operating performance:
Net asset value, beginning of period            $   17.19         $   17.06        $   13.08        $   13.31         $   13.65
Net investment income/(loss)                         0.14              0.05             0.10             0.01             (0.05)
Net realized and unrealized gain/(loss) on
  investments                                        2.79              0.35             3.96            (0.23)#            2.66
Net increase/(decrease) in net asset value
  from operations                                    2.93              0.40             4.06            (0.22)             2.61
Distributions:
Dividends from net investment income                (0.14)            (0.04)           (0.08)           (0.01)               --
Distributions from net realized capital gains       (1.51)            (0.23)              --               --             (2.95)
Return of capital                                      --                --               --            (0.00)(b)            --
Total dividends and distributions                   (1.65)            (0.27)           (0.08)           (0.01)            (2.95)
Net asset value, end of period                  $   18.47         $   17.19        $   17.06        $   13.08         $   13.31
Total return++                                      17.00%             2.44%           31.13%           (1.62)%           18.79%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $ 100,260         $ 116,469        $ 109,939        $   9,947         $   8,079
Ratio of operating expenses to average net
  assets                                             1.04%(d)          1.02%+           1.30%            1.13%+            1.20%+
Ratio of net investment income/(loss) to
  average net assets                                 0.70%             0.82%+           0.85%            0.12%+           (0.60)%+
Portfolio turnover rate                               120%               47%             124%             177%              475%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     1.04%             1.02%+           1.30%            1.56%+            1.53%+
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                                $    0.14         $    0.05        $    0.10        $   (0.03)        $   (0.08)
Average commission rate paid (c)                $  0.0377         $  0.0627              N/A              N/A               N/A

                                                    PERIOD
                                                    ENDED
PRIMARY A SHARES                                  04/30/93*
Operating performance:
Net asset value, beginning of period             $   10.00
Net investment income/(loss)                         (0.03)
Net realized and unrealized gain/(loss) on
  investments                                         3.74
Net increase/(decrease) in net asset value
  from operations                                     3.71
Distributions:
Dividends from net investment income                    --
Distributions from net realized capital gains        (0.06)
Return of capital                                       --
Total dividends and distributions                    (0.06)
Net asset value, end of period                   $   13.65
Total return++                                       37.13%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)             $   4,638
Ratio of operating expenses to average net
  assets                                              1.20%+
Ratio of net investment income/(loss) to
  average net assets                                 (0.58)%+
Portfolio turnover rate                                203%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                      1.31%+
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                                 $   (0.03)
Average commission rate paid (c)                       N/A


 * The period for Nations Disciplined Equity Fund Primary A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class A Shares, which were reorganized into Primary A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994. The Capitol Mutual Funds Special Equity Portfolio Class A Shares commenced operations on October 1, 1992.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) Average commission rate paid per share of securities purchased and sold by the Fund.

(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS EQUITY INDEX FUND

                                                                                  YEAR            PERIOD            YEAR
                                                                                  ENDED            ENDED            ENDED
PRIMARY A SHARES                                                                03/31/97        03/31/96(a)       11/30/95
Operating performance:
Net asset value, beginning of period                                          $   13.58        $   12.91          $    9.84
Net investment income                                                              0.26             0.08               0.28
Net realized and unrealized gain/(loss) on investments                             2.36             0.86               3.20
Net increase in net asset value from operations                                    2.62             0.94               3.48
Distributions:
Dividends from net investment income                                              (0.26)           (0.13)             (0.28)
Distributions from net realized capital gains                                     (0.05)           (0.14)             (0.13)
Total dividends and distributions                                                 (0.31)           (0.27)             (0.41)
Net asset value, end of period                                                $   15.89        $   13.58          $   12.91
Total return++                                                                    19.41%            7.33%             36.35%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                          $ 567,039        $ 192,388          $ 145,021
Ratio of operating expenses to average net assets                                  0.35%(c)         0.35%+             0.37%
Ratio of operating expenses to average net assets including interest
  expense                                                                           N/A             0.35%+             0.38%
Ratio of net investment income to average net assets                               1.91%            1.99%+             2.44%
Portfolio turnover rate                                                               5%               2%                18%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                           0.70%(c)    $    0.73%+             0.78%
Net investment income per share without waivers and/or expense
  reimbursements                                                              $    0.21(c)     $    0.07          $    0.23
Average commission to be paid (b)                                             $  0.0173        $  0.0291                N/A

                                                                                 PERIOD
                                                                                  ENDED
PRIMARY A SHARES                                                                11/30/94*
Operating performance:
Net asset value, beginning of period                                            $   10.00
Net investment income                                                                0.24
Net realized and unrealized gain/(loss) on investments                              (0.21)
Net increase in net asset value from operations                                      0.03
Distributions:
Dividends from net investment income                                                (0.19)
Distributions from net realized capital gains                                          --
Total dividends and distributions                                                   (0.19)
Net asset value, end of period                                                  $    9.84
Total return++                                                                       0.29%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                            $ 123,147
Ratio of operating expenses to average net assets                                    0.35%+
Ratio of operating expenses to average net assets including interest
  expense                                                                              --
Ratio of net investment income to average net assets                                 2.64%+
Portfolio turnover rate                                                                14%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                             0.79%+
Net investment income per share without waivers and/or expense
  reimbursements                                                                $    0.20
Average commission to be paid (b)                                                     N/A


 * Nations Equity Index Fund Primary A Shares commenced operations on December 15, 1993.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.

 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT THE PERIOD

NATIONS MANAGED INDEX FUND

                                                                                                                         PERIOD
                                                                                                                          ENDED
PRIMARY A SHARES                                                                                                        03/31/97*
Operating performance:
Net asset value, beginning of period                                                                                   $   10.00
Net investment income                                                                                                       0.15
Net realized and unrealized gain on investments                                                                             1.87
Net increase in net asset value from operations                                                                             2.02
Dividends from net investment income                                                                                       (0.13)
Total dividends and distributions                                                                                          (0.13)
Net asset value, end of period                                                                                         $   11.89
Total return++                                                                                                             20.22%
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                                   $  42,226
Ratio of operating expenses to average net assets                                                                        0.50%+(b)
Ratio of net investment income to average net assets                                                                        1.92%+
Portfolio turnover rate                                                                                                       17%
Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                           1.05%+(b)
Net investment income per share without waivers and/or expense reimbursements                                          $    0.12(b)
Average commission rate paid(a)                                                                                        $  0.0259



  * Nations Managed Index Fund's Primary A Shares commenced operations on July 31, 1996.


  + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) Average commission rate paid per share of securities purchased and sold by the Fund.


 (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS MANAGED SMALLCAP INDEX FUND


                                                                                                                      PERIOD
                                                                                                                       ENDED
PRIMARY A SHARES                                                                                                     03/31/97*
Operating performance:
Net asset value, beginning of period                                                                                $   10.00
Net investment income                                                                                                    0.03
Net realized and unrealized gain/(loss) on investments                                                                  (0.17)
Net increase/(decrease) in net asset value from operations                                                              (0.14)
Dividends from net investment income                                                                                    (0.03)
Distributions in excess of net investment income                                                                        (0.00)(b)
Total dividends and distributions                                                                                       (0.03)
Net asset value, end of period                                                                                      $    9.83
Total return++                                                                                                          (1.37)%
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                                $  40,851
Ratio of operating expenses to average net assets                                                                        0.50%+
Ratio of net investment income to average net assets                                                                     1.05%+
Portfolio turnover rate                                                                                                    18%
Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                          1.21%+
Net investment income per share without waivers and/or expense reimbursements                                       $    0.01
Average commission rate paid(a)                                                                                     $  0.0279



  * Nations Managed SmallCap Index Fund's Primary A Shares commenced operations on October 15, 1996.


  + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) Average commission rate paid per share of securities purchased and sold by the Fund.


 (b) Amount represents less than $0.01 per share.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS BALANCED ASSETS FUND

                                                    YEAR            PERIOD            YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                                  03/31/97        03/31/96(a)       11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of period            $   11.65        $   12.68        $   10.44        $   10.87         $   10.24
Net investment income                                0.39             0.11             0.38             0.25              0.29
Net realized and unrealized gain/(loss) on
  investments                                        1.03             0.45             2.21            (0.43)             0.64
Net increase/(decrease) in net asset value
  from operations                                    1.42             0.56             2.59            (0.18)             0.93
Distributions:
Dividends from net investment income                (0.38)           (0.18)           (0.33)           (0.25)            (0.30)
Distributions from net realized capital gains       (1.54)           (1.41)           (0.02)              --                --
Total dividends and distributions                   (1.92)           (1.59)           (0.35)           (0.25)            (0.30)
Net asset value, end of period                  $   11.15        $   11.65        $   12.68        $   10.44         $   10.87
Total return++                                      12.50%            4.90%           25.27%          (1.73)%             9.22%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $ 135,731        $ 164,215        $ 163,198        $ 162,215         $ 178,270
Ratio of operating expenses to average net
  assets                                             1.00%(c)         1.00%+           0.99%            0.98%             0.90%
Ratio of net investment income to average net
  assets                                             3.31%            2.91%+           3.25%            2.31%             2.82%
Portfolio turnover rate                               264%              83%             174%             156%               50%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     1.00%(c)         1.00%+           0.99%            0.99%             0.97%
Net investment income per share without
  waivers and/or expense reimbursements         $    0.39(c)     $    0.11        $    0.38        $    0.25         $    0.29
Average commission rate paid (b)                $  0.0563        $  0.0598              N/A              N/A               N/A

                                                   PERIOD
                                                    ENDED
PRIMARY A SHARES                                  11/30/92*
Operating performance:
Net asset value, beginning of period            $   10.00
Net investment income                                0.06
Net realized and unrealized gain/(loss) on
  investments                                        0.18#
Net increase/(decrease) in net asset value
  from operations                                    0.24
Distributions:
Dividends from net investment income                   --
Distributions from net realized capital gains          --
Total dividends and distributions                      --
Net asset value, end of period                  $   10.24
Total return++                                       2.40%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)           $  111,953
Ratio of operating expenses to average net
  assets                                             0.30%+
Ratio of net investment income to average net
  assets                                             3.85%+
Portfolio turnover rate                                79%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     1.05%+
Net investment income per share without
  waivers and/or expense reimbursements        $     0.05

Average commission rate paid (b)                      N/A


  * Nations Balanced Assets Fund Primary A Shares commenced operations on September 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.

 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS U.S. GOVERNMENT BOND FUND


                                                                                             PERIOD           PERIOD
                                                                                              ENDED            ENDED
PRIMARY A SHARES                                                                            05/16/97         08/31/96
Operating performance:
Net asset value at the beginning of the period                                            $   10.53         $   11.20
Net investment income                                                                          0.41              0.61
Net realized and unrealized gain/(loss) on investments                                         0.17             (0.22)
Total income from investment activities                                                        0.58              0.39
Distributions from net investment income                                                      (0.41)            (0.61)
Distributions from net realized gains                                                         (0.51)            (0.45)
Total distributions                                                                           (0.92)            (1.06)
Net asset value at the end of the period                                                      10.19             10.53
Total return (b)                                                                               5.62%             3.46%
Ratio of expenses to average net assets                                                        0.62%(c)          0.65%
Ratio of net investment income to average net assets                                           5.60%(c)          5.61%
Portfolio turnover rate (d)                                                                      58%               87%
Net assets at end of period (in 000's)                                                    $ 148,082         $ 145,066
Ratio of expenses to average net assets (assuming no waiver or expense reimbursements)         0.77%(c)          0.82%(c)
Ratio of net investment income to average net assets (assuming no waiver or expense
  reimbursements)                                                                              5.45%(c)          5.44%

                                                                                             PERIOD
                                                                                              ENDED
PRIMARY A SHARES                                                                           08/31/95(a)
Operating performance:
Net asset value at the beginning of the period                                            $   10.00
Net investment income                                                                          0.56
Net realized and unrealized gain/(loss) on investments                                         1.20
Total income from investment activities                                                        1.76
Distributions from net investment income                                                      (0.56)
Distributions from net realized gains                                                            --
Total distributions                                                                           (0.56)
Net asset value at the end of the period                                                      11.20
Total return (b)                                                                              18.03%
Ratio of expenses to average net assets                                                        0.62%(c)
Ratio of net investment income to average net assets                                           6.45%(c)
Portfolio turnover rate (d)                                                                     132%
Net assets at end of period (in 000's)                                                    $ 137,261
Ratio of expenses to average net assets (assuming no waiver or expense reimbursements)         0.87%(c)
Ratio of net investment income to average net assets (assuming no waiver or expense
  reimbursements)                                                                              6.20%(c)



 * Primary A Shares of Nations U.S. Government Bond Fund were formerly Pilot Shares of the Pilot U.S. Government Securities Fund, a predecessor portfolio.


 (a) Pilot Share activity commenced November 7, 1994.


(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return is not annualized.


 (c) Annualized.


(d) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND

                                            YEAR            PERIOD           YEAR            YEAR            YEAR
                                            ENDED           ENDED           ENDED           ENDED           ENDED
PRIMARY A SHARES                          03/31/97#      03/31/96(a)#     11/30/95#        11/30/94        11/30/93
Operating performance:
Net asset value, beginning of period   $    4.07         $     4.14      $     3.93      $     4.28      $     4.16
Net investment income                       0.23               0.07            0.24            0.23            0.23
Net realized and unrealized
  gain/(loss) on investments               (0.08)             (0.07)           0.21           (0.33)           0.14
Net increase/(decrease) in net asset
  value from operations                     0.15               0.00            0.45           (0.10)           0.37
Distributions:
Dividends from net investment income       (0.23)             (0.07)          (0.24)          (0.23)          (0.23)
Distributions in excess of net
  investment income                           --              (0.00)(b)       (0.00)(b)       (0.00)(b)          --
Distributions from net realized
  capital gains                               --                 --              --           (0.02)          (0.02)
Total dividends and distributions          (0.23)             (0.07)          (0.24)          (0.25)          (0.25)
Net asset value, end of period         $    3.99         $     4.07      $     4.14      $     3.93      $     4.28
Total return++                              3.72%              0.07%          11.70%          (2.23)%          9.03%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)   $ 371,118        $   399,915     $   425,200     $   433,278     $   443,426
Ratio of operating expenses to
  average net assets                        0.63%(c)(d)        0.63%+          0.60%           0.59%           0.55%
Ratio of net investment income to
  average net assets                        5.73%              5.32%+          5.88%           5.76%           5.40%
Portfolio turnover rate                      529%               189%            328%            133%             92%
Ratio of operating expenses to
  average net assets without waivers
  and/or expense reimbursements             0.83%(d)           0.86%+          0.80%           0.80%           0.79%
Net investment income per share
  without waivers and/or expense
  reimbursements                       $  0.22(d)       $      0.06     $      0.23     $      0.22     $      0.22

                                            YEAR           PERIOD
                                           ENDED           ENDED
PRIMARY A SHARES                          11/30/92       11/30/91*
Operating performance:
Net asset value, beginning of period    $    4.17       $    4.00##
Net investment income                        0.28            0.10
Net realized and unrealized
  gain/(loss) on investments                (0.01)           0.17
Net increase/(decrease) in net asset
  value from operations                      0.27            0.27
Distributions:
Dividends from net investment income        (0.28)          (0.10)
Distributions in excess of net
  investment income                            --              --
Distributions from net realized
  capital gains                                --              --
Total dividends and distributions           (0.28)          (0.10)
Net asset value, end of period          $    4.16       $    4.17
Total return++                               6.70%+++        6.81%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)   $  360,497      $  158,435
Ratio of operating expenses to
  average net assets                         0.37%           0.08%+
Ratio of net investment income to
  average net assets                         6.48%           7.21%+
Portfolio turnover rate                        25%             11%
Ratio of operating expenses to
  average net assets without waivers
  and/or expense reimbursements              0.77%           0.82%+
Net investment income per share
  without waivers and/or expense
  reimbursements                       $     0.26      $     0.00(b)


  * Nations Short-Intermediate Government Fund Primary A Shares commenced operations on August 1, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
## The Nations Short-Intermediate Government Fund's net asset value upon commencement of operations was $2.00 per share. Effective September 25, 1991, the net asset value doubled as a result of the reclassification of each outstanding share into half as many shares (reverse split).
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Amount represents less than $0.01.

 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.


 (d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS GOVERNMENT SECURITIES FUND

                                             YEAR            PERIOD           YEAR             YEAR             YEAR
                                             ENDED           ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                           03/31/97#      03/31/96(a)#      05/31/95#        05/31/94         05/31/93#
Operating performance:
Net asset value, beginning of period     $    9.67        $    9.86        $    9.80         $   10.46        $   10.36
Net investment income                         0.60             0.52             0.64              0.64             0.71
Net realized and unrealized
  gain/(loss) on investments                 (0.30)           (0.19)            0.06             (0.61)            0.13
Net increase/(decrease) in net asset
  value from operations                       0.30             0.33             0.70              0.03             0.84
Distributions:
Dividends from net investment income         (0.58)           (0.50)           (0.60)            (0.58)           (0.70)
Dividends in excess of net investment
  income                                        --            (0.02)              --             (0.02)              --
Distributions in excess of net
  realized capital gains                        --               --               --             (0.05)           (0.04)
Distributions from capital                   (0.00)(b)           --            (0.04)            (0.04)              --
Total dividends and distributions            (0.58)           (0.52)           (0.64)            (0.69)           (0.74)
Net asset value, end of period           $    9.39        $    9.67        $    9.86         $    9.80        $   10.46
Total return++                                3.18%            3.41%            7.55%             0.06%            8.37%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)     $  52,606        $  55,962        $  39,909         $  44,536        $  40,472
Ratio of operating expenses to average
  net assets                                  0.80%            0.80%+           0.76%             0.73%            0.85%
Ratio of net investment income to
  average net assets                          6.28%            6.36%+           6.69%             6.08%            6.67%
Portfolio turnover rate                        468%             199%             413%               56%             103%
Ratio of operating expenses to average
  net assets without waivers and/or
  expense reimbursements                      0.94%            0.95%+           0.94%             0.94%            1.00%
Net investment income per share
  without waivers and/or expense
  reimbursements                         $    0.59        $    0.51        $    0.62         $    0.61        $    0.60

                                             YEAR            PERIOD
                                             ENDED            ENDED
PRIMARY A SHARES                           05/31/92         05/31/91*
Operating performance:
Net asset value, beginning of period     $   10.05        $   10.00
Net investment income                         0.74             0.10
Net realized and unrealized
  gain/(loss) on investments                  0.37             0.02
Net increase/(decrease) in net asset
  value from operations                       1.11             0.12
Distributions:
Dividends from net investment income         (0.77)           (0.07)
Dividends in excess of net investment
  income                                        --               --
Distributions in excess of net
  realized capital gains                     (0.03)              --
Distributions from capital                      --               --
Total dividends and distributions            (0.80)           (0.07)
Net asset value, end of period           $   10.36        $   10.05
Total return++                               11.43%+++         1.19%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)     $  42,256        $  10,047
Ratio of operating expenses to average
  net assets                                  1.06%            1.10%+
Ratio of net investment income to
  average net assets                          7.15%            7.18%+
Portfolio turnover rate                        130%               5%
Ratio of operating expenses to average
  net assets without waivers and/or
  expense reimbursements                      1.72%            1.69%+++
Net investment income per share
  without waivers and/or expense
  reimbursements                         $    0.07        $    0.09+++


  * Nations Government Securities Fund Primary A Shares commenced operations on April 11, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

 (b) Amount represents less than $0.01.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SHORT-TERM INCOME FUND

                                                    YEAR            PERIOD            YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                                  03/31/97#      03/31/96(a)#       11/30/95#        11/30/94#        11/30/93
Operating performance:
Net asset value, beginning of period            $    9.76        $    9.84        $    9.48        $   10.01          $    9.75
Net investment income                                0.58             0.20             0.61             0.50               0.53
Net realized and unrealized gain/(loss) on
  investments                                       (0.08)           (0.08)            0.36            (0.51)              0.26
Net increase/(decrease) in net asset value
  from operations                                    0.50             0.12             0.97            (0.01)              0.79
Distributions:
Dividends from net investment income                (0.58)           (0.20)           (0.61)           (0.48)             (0.53)
Distributions in excess of net investment
  income                                               --               --               --            (0.02)                --
Distributions from capital                             --               --               --            (0.02)                --
Total dividends and distributions                   (0.58)           (0.20)           (0.61)           (0.52)             (0.53)
Net asset value, end of period                  $    9.68        $    9.76        $    9.84        $    9.48          $   10.01
Total return++                                       5.25%            1.19%           10.48%           (0.11)%             8.26%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $ 181,455        $ 179,957        $ 169,291        $ 176,712          $ 201,738
Ratio of operating expenses to average net
  assets                                             0.55%(b)         0.55%+            0.56%           0.50%              0.37%
Ratio of net investment income to average net
  assets                                             5.97%            6.07%+            6.32%           5.23%              5.27%
Portfolio turnover rate                               172%              73%              224%            293%               121%
Ratio of operating expenses to average net
  assets
  without waivers and/or expense
  reimbursements                                     0.85%            0.88%+            0.86%            0.82%             0.79%
Net investment income per share without
  waivers and/or expense reimbursements         $    0.55        $    0.19        $    0.58       $     0.47          $    0.48

                                                        PERIOD
                                                        ENDED
PRIMARY A SHARES                                      11/30/92*
Operating performance:
Net asset value, beginning of period                $   10.00
Net investment income                                    0.09
Net realized and unrealized gain/(loss) on
  investments                                           (0.25)
Net increase/(decrease) in net asset value
  from operations                                       (0.16)
Distributions:
Dividends from net investment income                    (0.09)
Distributions in excess of net investment
  income                                                   --
Distributions from capital                                 --
Total dividends and distributions                       (0.09)
Net asset value, end of period                      $    9.75
Total return++                                          (1.58)%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)                $ 190,680
Ratio of operating expenses to average net
  assets                                                 0.30%+
Ratio of net investment income to average net
  assets                                                 5.54%+
Portfolio turnover rate                                    45%
Ratio of operating expenses to average net
  assets
  without waivers and/or expense
  reimbursements                                         0.90%+
Net investment income per share without
  waivers and/or expense reimbursements             $    0.08


  * Nations Short-Term Income Fund Primary A Shares commenced operations on September 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS DIVERSIFIED INCOME FUND

                                                 YEAR             PERIOD             YEAR              YEAR
                                                 ENDED            ENDED             ENDED             ENDED             YEAR
PRIMARY A SHARES                               03/31/97#       03/31/96(a)         11/30/95         11/30/94#      ENDED 11/30/93#
Operating performance:
Net asset value, beginning of period         $   10.42         $   10.82         $    9.67         $   10.88          $    9.97
Net investment income                             0.69              0.23              0.73              0.74               0.78
Net realized and unrealized gain/(loss) on
  investments                                    (0.18)            (0.40)             1.15             (1.06)              0.91
Net increase/(decrease) in net asset value
  from operations                                 0.51             (0.17)             1.88             (0.32)              1.69
Distributions:
Dividends from net investment income             (0.69)            (0.23)            (0.73)            (0.74)             (0.78)
Distributions in excess of net investment
  income                                            --                --                --             (0.00)(b)             --
Distributions from net realized capital
  gains                                          (0.13)               --                --             (0.15)                --
Total dividends and distributions                (0.82)            (0.23)            (0.73)            (0.89)             (0.78)
Net asset value, end of period               $   10.11         $   10.42         $   10.82         $    9.67          $   10.88
Total return++                                    4.97%            (1.59)%           20.11%            (3.05)%            17.40%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)         $  152,070        $  65,081         $  64,800         $  22,298          $  28,553
Ratio of operating expenses to average net
  assets                                          0.75%(c)          0.77%+            0.80%             0.74%              0.55%
Ratio of net investment income to average
  net assets                                      6.73%             6.49%+            7.03%             7.31%              7.02%
Portfolio turnover rate                            278%               69%               96%              144%                86%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  0.85%(c)          0.87%+            0.93%             0.95%              0.95%
Net investment income per share without
  waivers and/or expense reimbursements      $  0.67(c)        $    0.23         $     0.72        $     0.72         $     0.70

                                                 PERIOD
                                                 ENDED
PRIMARY A SHARES                               11/30/92*
Operating performance:
Net asset value, beginning of period         $   10.00
Net investment income                             0.06
Net realized and unrealized gain/(loss) on
  investments                                    (0.03)
Net increase/(decrease) in net asset value
  from operations                                 0.03
Distributions:
Dividends from net investment income             (0.06)
Distributions in excess of net investment
  income                                            --
Distributions from net realized capital
  gains                                             --
Total dividends and distributions                (0.06)
Net asset value, end of period               $    9.97
Total return++                                    0.32%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)        $   23,962
Ratio of operating expenses to average net
  assets                                          0.25%+
Ratio of net investment income to average
  net assets                                      7.76%+
Portfolio turnover rate                             46%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  0.85%+
Net investment income per share without
  waivers and/or expense reimbursements     $     0.05


  * Nations Diversified Income Fund Primary A Shares commenced operations on October 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
 +++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Amount represents less than $0.01.

 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS STRATEGIC FIXED INCOME FUND

                                                    YEAR            PERIOD            YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                                  03/31/97#       03/31/96(a)       11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of period            $    9.93          $   10.22        $    9.32        $   10.55        $    9.94
Net investment income                                0.58               0.19             0.59             0.53             0.56
Net realized and unrealized gain/(loss) on
  investments                                       (0.20)             (0.29)            0.90            (0.89)            0.62
Net increase/(decrease) in net asset value
  from operations                                    0.38              (0.10)            1.49            (0.36)            1.18
Distributions:
Dividends from net investment income                (0.58)             (0.19)           (0.59)           (0.51)           (0.56)
Distributions in excess of net investment
  income                                               --                 --               --            (0.02)              --
Distributions from net realized capital gains       (0.11)                --               --            (0.34)           (0.01)
Distributions from capital                      $   (0.00)(b)             --               --               --               --
Total dividends and distributions               $   (0.69)             (0.19)           (0.59)           (0.87)           (0.57)
Net asset value, end of period                  $    9.62          $    9.93        $   10.22        $    9.32        $   10.55
Total return++                                       3.90%             (1.04)%          16.45%           (3.58)%          12.05%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $ 947,277          $ 823,890        $ 823,098        $ 550,697        $ 545,538
Ratio of operating expenses to average net
  assets                                             0.71%(c)           0.72%+           0.71%            0.68%            0.61%
Ratio of net investment income to average net
  assets                                             5.98%              5.49%+           6.05%            5.43%            5.40%
Portfolio turnover rate                               368%               133%             228%             307%             161%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     0.81%(c)           0.83%+           0.81%            0.76%            0.77%
Net investment income per share without
  waivers and/or expense reimbursements         $    0.57(c)       $    0.19        $    0.58        $    0.52        $    0.55

                                                    PERIOD
                                                    ENDED
PRIMARY A SHARES                                  11/30/92*
Operating performance:
Net asset value, beginning of period            $   10.00
Net investment income                                0.05
Net realized and unrealized gain/(loss) on
  investments                                       (0.06)
Net increase/(decrease) in net asset value
  from operations                                   (0.01)
Distributions:
Dividends from net investment income                (0.05)
Distributions in excess of net investment
  income                                               --
Distributions from net realized capital gains          --
Distributions from capital                             --
Total dividends and distributions                   (0.05)
Net asset value, end of period                  $    9.94
Total return++                                      (0.11)%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $ 581,329
Ratio of operating expenses to average net
  assets                                             0.26%+
Ratio of net investment income to average net
  assets                                             6.15%+
Portfolio turnover rate                                12%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     0.86%+
Net investment income per share without
  waivers and/or expense reimbursements         $    0.04


  * Nations Strategic Fixed Income Fund Primary A Shares commenced operations on October 30, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.

 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since use of the undistributed income method did not accord with results of operations.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) Amount represents less than $0.01.


 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS GLOBAL GOVERNMENT INCOME FUND

                                                                                                              YEAR
                                                                                                             ENDED
PRIMARY A SHARES                                                                                           03/31/97#
Operating performance:
Net asset value, beginning of period                                                                       $   10.07
Net investment income/(loss)                                                                                    0.47
Net realized and unrealized gain/(loss) on investments                                                         (0.03)
Net increase in net asset value from operations                                                                 0.44
Distributions:
Dividends from net investment income                                                                           (0.46)
Distributions in excess of net investment income                                                               (0.10)
Distributions from net realized capital gains                                                                  (0.16)
Total dividends and distributions                                                                              (0.72)
Net asset value, end of period                                                                             $    9.79
Total return++                                                                                                  4.25%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                       $  28,130
Ratio of operating expenses to average net assets                                                               1.26%
Ratio of net investment income/(loss) to average net assets                                                     4.60%
Portfolio turnover rate                                                                                          100%

                                                                                                             PERIOD
                                                                                                             ENDED
PRIMARY A SHARES                                                                                           03/31/96*
Operating performance:
Net asset value, beginning of period                                                                       $   10.00
Net investment income/(loss)                                                                                    0.39
Net realized and unrealized gain/(loss) on investments                                                          0.11
Net increase in net asset value from operations                                                                 0.50
Distributions:
Dividends from net investment income                                                                           (0.37)
Distributions in excess of net investment income                                                               (0.02)
Distributions from net realized capital gains                                                                  (0.04)
Total dividends and distributions                                                                              (0.43)
Net asset value, end of period                                                                             $   10.07
Total return++                                                                                                  5.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                       $  24,753
Ratio of operating expenses to average net assets                                                               1.32%+
Ratio of net investment income/(loss) to average net assets                                                     5.17%+
Portfolio turnover rate                                                                                          213%


 * Nations Global Government Income Fund Primary A Shares commenced operations on June 30, 1995.
 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

   Objectives

MONEY MARKET FUNDS:

Each Money Market Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities.

NATIONS PRIME FUND: Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

NATIONS TREASURY FUND: Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

NATIONS GOVERNMENT MONEY MARKET FUND: Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

EQUITY FUNDS:

NATIONS VALUE FUND: Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.


NATIONS EQUITY INCOME FUND: Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields.


NATIONS INTERNATIONAL EQUITY FUND: Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.


NATIONS INTERNATIONAL GROWTH FUND: Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.


NATIONS EMERGING MARKETS FUND: Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

NATIONS PACIFIC GROWTH FUND: Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

NATIONS CAPITAL GROWTH FUND: Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.

NATIONS EMERGING GROWTH FUND: Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.


NATIONS SMALL COMPANY GROWTH FUND: Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.


NATIONS DISCIPLINED EQUITY FUND: Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.


INDEX FUNDS:



NATIONS EQUITY INDEX FUND: Nations Equity Index Fund's investment objective is to seek investment results that correspond, before fees and expenses, to the total return of the Standard & Poor's 500 Composite Stock Price Index.



NATIONS MANAGED INDEX FUND: Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



NATIONS MANAGED SMALLCAP INDEX FUND: Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



NATIONS MANAGED VALUE INDEX FUND: Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index.



NATIONS MANAGED SMALLCAP VALUE INDEX FUND: Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index.


BALANCED FUND:

NATIONS BALANCED ASSETS FUND: Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

BOND FUNDS:


NATIONS U.S. GOVERNMENT BOND FUND: Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements.


NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NATIONS GOVERNMENT SECURITIES FUND: Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NATIONS SHORT-TERM INCOME FUND: Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

NATIONS DIVERSIFIED INCOME FUND: Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

NATIONS STRATEGIC FIXED INCOME FUND: Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

NATIONS GLOBAL GOVERNMENT INCOME FUND: Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.


Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.

   How Objectives Are Pursued

MONEY MARKET FUNDS:


NATIONS PRIME FUND: In pursuing its investment objective, the Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government ("U.S. Treasury Obligations") and other obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (together, with U.S. Treasury Obligations, "U.S. Government Obligations"), bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities and repurchase agreements relating to U.S. Government Obligations and qualified first tier money market collateral. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in guaranteed investment contracts and in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. In addition, the Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



NATIONS TREASURY FUND: In pursuing its investment objective, the Fund invests in U.S. Treasury Obligations and repurchase agreements secured by such obligations. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that such Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



NATIONS GOVERNMENT MONEY MARKET FUND: In pursuing its investment objective, the Fund invests in U.S. Government Obligations. Although the Fund may invest in repurchase agreements it does not currently intend to do so. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS: In order for the Money Market Funds to value their investments on the basis of amortized cost, (see "How The Funds Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar-denominated instruments determined to present minimal credit risks and that at the time of acquisition are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of nationally recognized statistical rating organization ("NRSROs") (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Money Market Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Money Market Fund's own restrictions will govern.


EQUITY FUNDS:

NATIONS VALUE FUND: The Fund invests in stocks drawn from a broad universe of companies monitored by the Adviser. The Adviser closely monitors these companies, rating them for quality and projecting their future earnings and dividends as well as other factors. To qualify for purchase, an issuer would normally have a market capitalization of $500 million or more and have an average daily trading volume of at least $3 million. These requirements are generally considered by the Adviser to be adequate to support normal purchase and sale activity without materially affecting prevailing market prices of the issuer's shares. The Adviser also analyzes key financial ratios that measure the growth, profitability, and leverage of such issuers that it believes will help maintain a portfolio of above-average quality.

Stocks are selected from this universe based on the Adviser's judgment of their total return potential. The Adviser buys stocks that it believes are undervalued relative to the overall stock market. The principal factor considered by the Adviser in making these determinations is the ratio of a stock's price to earnings relative to corresponding ratios of other stocks in the same industry or economic sector. The Adviser believes that companies with lower price/earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. The Adviser will attempt to temper risk by broad diversification among economic sectors and industries. Through this strategy, the Fund pursues above-average returns while seeking to avoid above-average risks.

The Fund invests under normal market conditions at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stock and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its assets in foreign securities. The Fund also may hold up to 20% of its total assets in U.S. Government Obligations, and investment grade securities of domestic companies. Obligations with the lowest investment grade rating (E.G. rated "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's")) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


NATIONS EQUITY INCOME FUND: The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than provided by the stocks in the Standard & Poor's 500 Composite Stock Price Index(1) ("S&P 500 Index") with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market (S&P 500 Index) on a comparable risk basis.


New purchases for the Fund will generally be made in equity securities that:

(Bullet) are income producing;
(Bullet) appear undervalued relative to the S&P 500 Index on a risk adjusted basis; and
(Bullet) have favorable trends in personal stock ownership by the underlying company's officers and/or directors.

To achieve its objective, the Fund, under normal circumstances, will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (I.E., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The securities held by the Fund generally will be listed on a national exchange or, if not so listed, will usually have an established over-the-counter market.

In order to further enhance its income, the Fund also may invest its assets in fixed income securities (corpo-

(1) "Standard & Poor's 500" is a registered service mark of Standard & Poor's Corporation ("S&P").

rate and government bonds of various maturities), preferred stocks and warrants. The Fund may invest in debt securities that are considered investment grade (E.G. securities rated in one of the top four investment categories by S&P or Moody's, or if not rated, are of equivalent investment quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories (E.G., rated "BBB" by S&P) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. The Fund also may invest up to 5% of its assets in debt securities that are rated below investment grade (E.G. rated "BB" by S&P) or if not rated, are of equivalent investment quality as determined by the Adviser. Non-investment grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. The Fund will invest in such high-yield debt securities only when the Adviser believes that the issue presents minimal credit risk. For a description of corporate debt ratings, see "Appendix B." Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 20% of its total assets in foreign securities. The Fund will treat foreign securities as illiquid unless there is an active and substantial secondary market for such securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

NATIONS INTERNATIONAL EQUITY FUND: The Fund intends to diversify investments broadly among countries and normally to invest in securities representing at least three different countries. The Fund may invest in companies in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in companies in one or two countries.

In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks; bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.

The Fund also may invest in American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers and securities of foreign investment funds or trusts and real estate investment trust securities.


NATIONS INTERNATIONAL GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in foreign equity securities listed on major exchanges, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. The Fund may purchase the stock of small-, mid- and large-capitalization companies.



The Fund may invest up to 35% of its total assets in securities of issuers domiciled in developing countries. These countries are generally located in Eastern Europe, the Asia-Pacific region, Latin and South America, Africa and, subject to approval by the Board of Directors, the former Soviet Union and the Middle East. Debt securities, if any, purchased by the Fund will be rated in the top two categories by an NRSRO, or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations (such as the International Bank for Reconstruction and Development (the "World Bank")), including money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund also may invest in ADRs, GDRs, EDRs and ADSs.



NATIONS EMERGING MARKETS FUND: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in equity securities of companies in emerging markets.



The Fund considers countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the World Bank; and (iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.

A company will be considered in a country, market or region if it conducts its principal business activities in the country, market or region. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its assets situated in such country, market or region.

Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, GDRs, EDRs, and ADSs of such issuers.

The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.


The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.


For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.

NATIONS PACIFIC GROWTH FUND: The Fund seeks to achieve its objective by investing primarily in securities of issuers in the regions known as the Pacific Basin and the Far East. An issuer will be considered in a region if it conducts its principal business activities in the region. An issuer will be considered to conduct its principal business activities in a region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such region or has at least 50% of its assets situated in such region. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers in Japan.

The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.

The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a sin-gle country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, The Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.



The Fund may invest in ADRs, EDRs, GDRs and ADSs. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.


NATIONS CAPITAL GROWTH FUND: The investment philosophy of the Fund is based on the belief that companies with superior growth characteristics selling at reasonable prices will, over time, outperform the market. Therefore, the Fund will generally seek to invest in larger capitalization, high-quality companies which possess above average earnings growth potential.

The Fund's equity investments will generally be made in companies which share some of the following characteristics:

(Bullet) above-average earnings growth relative to the S&P 500 Index;

(Bullet) established operating histories, strong balance sheets and favorable financial characteristics; and

(Bullet) above-average return on equity relative to the S&P 500 Index.

In addition, the Fund's investment program enables it to invest in the following types of companies:

(Bullet) companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;

(Bullet) companies that own or develop natural resources, such as energy exploration companies;

(Bullet) companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunication companies;

(Bullet) foreign companies, including those in countries with more rapid economic growth than the U.S.;

(Bullet) companies whose earnings growth is projected at a pace in excess of the average company (I.E., growth companies); and

(Bullet) companies whose earnings are temporarily depressed and are currently out of favor with most investors.

Through intensive research, visits to many companies each year and efficient response to changing market conditions, the Adviser seeks to make the most of the Fund's flexible charter.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


NATIONS EMERGING GROWTH FUND: The Fund will invest in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and securities convertible into common stocks, selected from a universe of emerging growth companies monitored by the Adviser. Most of the companies will have revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The universe focuses on companies with above-average earnings growth rates and profit margins, yet the portfolio may include positions of special situation companies whose growth is expected to accelerate. These companies are believed to offer significant opportunities for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.


In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, innovative products, marketing expertise, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


The volatility of emerging growth stocks is greater than that of larger companies. Many of these stocks trade over-the-counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 100 companies which represent a broad range of industries and sectors, both in the United States and abroad. Although the Fund invests primarily in securities of U.S. issuers, it may invest up to 20% of its total assets in foreign securities.



NATIONS SMALL COMPANY GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. In addition, the Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less.



In making investment decisions for the Fund, the Adviser, on a quarterly basis, classifies approximately 6,000 companies by market value and eliminates the largest 20%. The remaining companies constitute the Fund's small-capitalization universe and generally represent only one-tenth of the aggregate U.S. equity market capitalization. Due to the large number of small stocks to choose from, the Adviser's selection process uses advanced quantitative techniques to identify, buy and sell candidates in a timely and objective manner. The strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market due to business difficulties, but which now exhibit improving prospects; and (ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.



The Adviser's internally designed investment approach uses a sophisticated valuation process which measures changes in current earnings estimates and longer-term growth trends, compares recent earnings results with market expectations, and evaluates a company's earnings power relative to its stock price. Companies become purchase candidates based upon a composite ranking of these factors, and the top 20% are further evaluated on additional criteria. Candidates for investment must also possess a sound financial structure and demonstrate consistent factor rankings before being added to the Fund's portfolio.



The Fund's weighted median capitalization generally is not expected to exceed 125% of the weighted median capitalization of the Russell 2000 Small Stock Index (the "Russell 2000") as measured on a quarterly basis, although this may vary from time to time. Furthermore, a stock may be sold if the composite rank falls into the bottom 20% of the universe, financial quality weakens significantly, or if individual factors demonstrate patterns of deterioration.



The Fund may invest up to 35% of its total assets in securities of issuers with a market capitalization greater than $1 billion and in debt securities. However, the Fund will not invest more than 10% of its total assets in debt securities, unless the Fund assumes a temporary defensive position as discussed below. Debt securities, if any, purchased by the Fund will be rated AA or above by S&P or Aa or above by Moody's or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, the U.S. and foreign governments and international organizations (such as the World
Bank) and money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund currently intends to limit any investment in foreign securities to 5% of total assets.


NATIONS DISCIPLINED EQUITY FUND: The investment philosophy of the Fund is based on the premise that companies with positive earnings trends also should experience positive trends in their share price. Based on this philosophy, the Fund invests primarily in the common stocks of companies that the Adviser believes are likely to experience significant increases in earnings. By pursuing this investment philosophy, the Fund seeks to provide investors with long-term capital appreciation which exceeds that of the S&P 500 Index.


In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. The quantitative analysis also includes ranking the attractiveness of equity securities according to a multi-factor valuation model. Both value and growth factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while growth characteristics such as price momentum, earnings growth and earnings acceleration mea-sure a stock relative to others in the same industry. The objective is to maintain a broadly diversified portfolio which ranks in the top quartile on earnings momentum and in the top third on valuation. This approach generally produces a dividend yield less than the market average. Although this Fund seeks to invest in attractively priced securities with increasing earnings, its investment objective focuses on long-term capital appreciation; income is not an objective of this Fund.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. With respect to the remainder of the Fund's assets, the Fund may invest in a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund will invest primarily in medium- and large-sized companies (I.E. companies with market capitalizations of $500 million or greater) that are determined to have favorable price/earnings ratios. The Fund also may invest in securities issued by companies with market capitalizations of less than $500 million. The volatility of small-capitalization stocks is typically greater than that of larger companies. To help reduce risk, the Fund will invest in the securities of companies representing a broad range of industries and economic sectors.

The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (E.G. securities rated in one of the top four investment categories by an NRSRO or, if not rated, are of equivalent quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.


The Fund may invest up to 20% of its total assets in foreign securities. For temporary defensive purposes if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments, money market instruments and repurchase agreements.



GENERAL: Each Equity Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. Each Equity Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Each Equity Fund also may invest in real estate investment trust securities. In addition, each Equity Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies and repurchase agreements. Nations International Equity Fund, Nations International Growth Fund, Nations Pacific Growth Fund and Nations Emerging Markets Fund may invest in forward foreign exchange contracts.



For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."



INDEX FUNDS:



NATIONS EQUITY INDEX FUND: Under normal conditions, the Fund will invest at least 80% of its assets in equity securities of companies which compose the S&P 500 Index. The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Different stocks have different weightings in the S&P 500 Index, depending on the amount of stock outstanding and its current price. In seeking to duplicate the performance of the S&P 500 Index, the Adviser will attempt to allocate the Fund's portfolio among common stocks in approximately the same weightings as the S&P 500 Index, beginning with the heaviest weighted stocks that make up a larger portion of the S&P 500 Index's value. Subject to applicable law, the Fund will purchase stock of NationsBank Corporation to the extent of its proportional make-up of the S&P 500 Index.



The Adviser generally will seek to match the composition of the S&P 500 Index as closely as possible, but may not always invest the Fund's portfolio to mirror the S&P 500 Index exactly. Because of the difficulty and expense of executing relatively small stock transactions, the Fund may not always be invested in the less heavily weighted S&P 500 Index stocks and may at times have its portfolio weighted differently from the S&P 500 Index. The Fund may omit or remove an S&P 500 Index stock from its portfolio if, following objective criteria, the Adviser judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. The Adviser may purchase stocks that are not included in the S&P 500 Index to compensate for these differences if it believes that their prices will move together with the prices of S&P 500 Index stocks omitted from the portfolio.


The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund, utilizing a "passive" or "index-ing" investment approach, attempts to duplicate the performance of the S&P 500 Index.

The correlation between the performance of Nations Equity Index Fund (before fees and expenses) and the S&P 500 Index is expected to be over 0.95 on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index. The Fund's ability to track the S&P 500 Index, however, may be affected by, among other things, transaction costs, changes in either the composition of the S&P 500 Index or the number of shares outstanding for the components of the S&P 500 Index, and the timing and amount of shareholder purchase and redemptions. The Fund may utilize stock index futures contracts to minimize tracking error. In connection with engaging in futures transactions, the Fund may hold cash, cash equivalents, and/or U.S. government securities.

Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical in common stocks. However, the Fund will maintain a reasonable position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. government securities and repurchase agreements.


The Fund may also invest a portion of its portfolio in instruments whose return depends on stock market prices. These may include debt securities whose prices or interest rates are indexed to the return of the S&P 500 Index, or swap agreements linked to the S&P 500 Index, and options and futures contracts. The Fund would invest in these types of instruments in order to seek to match the total return of the Index in accordance with its investment objective. However, instruments linked to stock market returns may not track the return of the S&P 500 Index in all cases, and may involve additional credit risks. The Fund may also invest in warrants.



NATIONS MANAGED INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a market capitalizaton weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the S&P 500 Index over time.



The initial stock universe considered by the Adviser is the S&P 500 Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 300 to 400 holdings that capture the overall investment characteristics of the S&P 500 Index.



Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event the Fund will invest at least 80% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



NATIONS MANAGED SMALLCAP INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the Standard & Poor's SmallCap 600 Index ("the S&P 600 Index.")(2) The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the S&P 600 Index over time.


(2) "Standard & Poor's SmallCap 600" is a registered service mark of S&P.

From the initial S&P 600 Index stock universe the Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of approximately 400 to 500 holdings that capture the overall investment characteristics of the S&P 600 Index.



Under normal conditions, substantially all of the Fund's assets, and, in any event at least 80% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



NATIONS MANAGED VALUE INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P 500/BARRA Value Index ("S&P/BARRA Value Index"). The S&P/BARRA Value Index is a subset of the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation. The S&P/BARRA Value Index is a market capitalization weighted index consisting of approximately 340 common stocks selected from the S&P 500 Index on the basis of a lower than average price-to-book ratio. Because of their lower than average price-to-book ratios, stocks in the S&P/BARRA Value Index, on average, typically exhibit higher yields than stocks in the S&P 500 Index. Historically, stocks in the S&P/BARRA Value Index, on average, have exhibited less short-term volatility than stocks in the S&P 500 Index.



S&P constructs the S&P/BARRA Value Index semi-annually by ranking all common stocks included in the S&P 500 Index by their price-to-book ratios. The resulting list is then divided in half by market capitalization. Stocks in the half of the list that have lower price-to-book ratios are included in the S&P/BARRA Value Index.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity value index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA Value Index while reducing the downside risk of underperforming the S&P/BARRA Value Index over time.



The initial stock universe considered by the Adviser is the S&P/BARRA Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 100 to 200 holdings that capture the overall investment characteristics of the S&P/BARRA Value Index.



Under normal conditions, the Adviser will invest at least 80% of its total assets, in common stocks which are included in the S&P/BARRA Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



NATIONS MANAGED SMALLCAP VALUE INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P SmallCap 600/BARRA Value Index ("S&P/BARRA SmallCap Value Index"). The S&P/BARRA SmallCap Value Index is a subset of the S&P 600 Index. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance. The S&P/BARRA SmallCap Value Index is a market capitalization weighted index consisting of approximately 375 companies selected from the S&P 600 Index on the basis of price-to-book ratios. Those companies with lower price-to-book ratios make up the S&P/BARRA SmallCap Value Index. The S&P/BARRA SmallCap Value Index is also rebalanced semi-annually to reflect changes in the S&P 600 Index. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA SmallCap Value Index while reducing the downside risk of underperforming the S&P/BARRA SmallCap Value Index over time.



The initial stock universe considered by the Adviser is the S&P/BARRA SmallCap Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 200 to 300 holdings that capture the overall investment characteristics of the S&P/BARRA SmallCap Value Index.



Under normal conditions, the Adviser will invest at least 80% of its total assets in common stocks which are included in the S&P/BARRA SmallCap Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



ABOUT THE INDEXES: The S&P 500 Index is composed of 500 common stocks, which are chosen by S&P on a statistical basis to be included in the Index. The S&P SmallCap 600 Index is composed of 600 domestic stocks, which are chosen by S&P based on, among other things, market size, liquidity and industry group representation. The S&P SmallCap 600 Index is designed to be a benchmark of small capitalization stock performance. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.



The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index (collectively, the "BARRA Value Indexes") are constructed by dividing the stocks in the S&P 500 Index and the S&P 600 Index, respectively, according to a single attribute: price-to-book ratios. The BARRA Value Indexes are capitalization-weighted, meaning that each stock is weighted in the approximate index in proportion to its market value. Additionally, price-to-book ratios tend to be more stable over time than alternative measures such as price-to-earnings ratios, historical earnings growth rates, or return on equity. This results in indexes with relatively low turnover. Generally, the companies in the BARRA Value Indexes also exhibit characteristics associated with "value" stocks: lower price-to-earnings ratios, higher dividend yields, and lower historical and predicted earnings growth than the S&P 500 Index or the S&P 600 Index, respectively.



The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index are relatively concentrated. The S&P/BARRA Value Index tends to be more heavily concentrated in the Energy, Utility, and Financial sectors than the S&P 500 Index. Additionally, the S&P/BARRA SmallCap Value Index tends to be more heavily concentrated in the Utility and Financial Sectors than the S&P 600 Index.



The inclusion of a stock in the S&P 500 Index, the S&P 600 Index, the S&P/BARRA Value Index or the S&P/BARRA SmallCap Value Index in no way implies that S&P or BARRA believes the stock to be an attractive investment. The Indexes are determined, composed and calculated by S&P and BARRA without regard to the Funds. Neither S&P or BARRA is a sponsor of, or in any way affiliated with, the Funds, and neither S&P or BARRA makes any representation or warranty, expressed or implied, on the advisability of investing in the Funds or as to the ability of the Indexes to track general stock market performance. S&P and BARRA disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein.



GENERAL: Each Index Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. Each Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. In addition, the Funds may invest in securi-ties issued by other investment companies, consistent with the Fund's investment objective and policies.



In addition, when consistent with the Fund's respective investment objective, each of the Funds will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio scurities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the portfolio construction process discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.



Equity mutual funds, like other investors in equity securities, incur transaction (brokerage) costs in connection with the purchase and sale of portfolio securities. For some funds, these costs can have a material negative impact on performance. With respect to the Index Funds, the Adviser will attempt to minimize these transaction costs by utilizing program trades and computerized exchanges called "crossing networks" which allow institutions to execute trades at the midpoint of the bid/ask spread and at a reduced commission rate.


For more information concerning these and other investments in which the Funds may invest and their invesment practices, see "Appendix A".

BALANCED FUND:

NATIONS BALANCED ASSETS FUND: In pursuing the Fund's objective, the Adviser will allocate the Fund's assets based upon its judgment of the relative valuation and the expected returns of the three major asset classes in which the Fund invests: common stocks, fixed income securities, and cash equivalents. In assessing relative value and expected returns, the Adviser will evaluate current economic and financial market conditions (both domestically and internationally), current interest rate trends, earnings and dividend prospects for common stocks, and overall financial market stability. These asset classes are actively managed in an effort to maximize total return. In general, the Adviser believes that common stocks offer the best opportunity for long-term capital appreciation.

The Fund invests in common and preferred stocks of U.S. corporations and of foreign issuers, as well as securities convertible into common stocks, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities) that meet the Adviser's stringent criteria. Fundamental research and valuation analysis are emphasized in the stock selection process. Stock holdings are typically those of seasoned, financially strong companies with favorable industry positioning.


Under normal circumstances, at least 25% of the total value of the Fund's assets will be invested in fixed income securities. The Fund may invest in government, corporate and municipal debt securities, as well as mortgage-backed and asset-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by S&P, Moody's, Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA") or Thomson BankWatch, Inc. ("BankWatch"), or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. S&P, Moody's, D&P, Fitch, IBCA and BankWatch are the six NRSROs. Obligations with the lowest investment grade rating (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality, at the time of purchase, to rated obligations that may be acquired.


Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 25% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defense measure if market conditions warrant.


BOND FUNDS:



NATIONS U.S. GOVERNMENT BOND FUND: Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. Government securities and repurchase agreements collateralized by such securities.

While the maturity of individual securities will not be restricted, except during temporary defensive periods or unusual market conditions, the average weighted maturity of the Fund will be between five and thirty years. The Fund may invest in a variety of U.S. Government Obligations. The Fund may also invest in interests in the foregoing securities, including collateralized mortgage obligations issued or guaranteed by a U.S. Government agency or instrumentality. U.S. Government Obligations have historically had a very low risk of loss of principal if held to maturity. The Fund, however, can give no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities if it were not legally required to do so.



The Fund may also invest up to 35% of its total assets in debt securities of U.S. and foreign corporate and foreign government issuers, ADRs and EDRs, zero coupon bonds and cash equivalents. The Fund will purchase only those non-government investments which are rated investment grade or better by at least one NRSRO or, if unrated, are determined by the Adviser to be of comparable quality. If a portfolio security held by the Fund ceases to be rated investment grade by at least one NRSRO or if the Adviser determines that an unrated portfolio security held by the Fund is no longer of comparable quality to an investment grade security, the security will be sold in an orderly manner as quickly as possible. Additionally, the Fund may also invest in futures contracts, interest rate swaps and options.



The value of the Fund's portfolio (and consequently its shares) is expected to fluctuate inversely in relation to changes in the direction of interest rates.


NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: In pursuing its investment objective, Nations Short-Intermediate Government Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and five years and the duration will not exceed five years. U.S. Government Obligations have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, collateralized mortgage obligations ("CMOs"), real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


The Fund also may invest in "high quality" money market instruments (I.E., those within the two highest rating categories or unrated instruments deemed by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market and economic circumstances warrant.

NATIONS GOVERNMENT SECURITIES FUND: In pursuing its investment objective, Nations Government Securities Fund invests at least 65% of its assets in U.S. Government Obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and 10 years and the Fund's duration is expected to be in a range of 3.5 to six years.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.



The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market and economic circumstances warrant.



NATIONS SHORT-TERM INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years.


The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated. The Fund may also invest in U.S. Government Obligations.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

As noted above, the Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS DIVERSIFIED INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be greater than five years.


The Fund may invest in corporate convertible and non-convertible debt obligations; U.S. Government Obligations; dollar-denominated and non-dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.

Up to 35% of the total value of the Fund's assets may be invested in lower-quality fixed income securities rated "B" or better by Moody's or S&P, or if not so rated, determined by the Adviser to be of comparable quality. Securities which are rated "B" generally lack characteristics of the desirable investment, and assurance of interest and principal payment over any long period of time may be limited. Non-investment grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds," and tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund may hold or invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS STRATEGIC FIXED INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade fixed income securities. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be ten years or less and under no circumstances will it exceed 15 years.

The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; U.S. Government Obligations; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments;

mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality. The Fund also may invest in dividend paying preferred and common stock.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

The Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS GLOBAL GOVERNMENT INCOME FUND: In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.


The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund" below. Because the Fund intends to invest a large portion of its assets in foreign Government Securities, the Fund is a "non-diversified" investment company for purposes of the 1940 Act. The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency.


The Fund is managed in accordance with an overall global investment strategy which means that Fund investments are allocated among securities denominated in U.S. dollars and the currencies of a number of foreign countries. The Fund's exposure to various countries and currencies will vary in accordance with the Adviser's assessment of the relative yield and appreciation of such securities. Fundamental economic strength, credit quality and interest rate trends are the principal factors considered by the Adviser in determining whether to increase or decrease the emphasis placed upon a particular country or particular type of security within the Fund's investment portfolio.

Under normal market conditions, the Fund intends to invest primarily in securities rated "A" or better at the time of purchase by Moody's or S&P and unrated securities that, at the time of purchase will be determined to be of comparable quality by the Adviser. The Fund also may invest in securities rated "Baa" by Moody's or "BBB" by S&P, but does not, as a general matter, intend to invest more than 10% of its total assets in such securities. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such event in determining whether the Fund should continue to hold the obligation. In no event will the Fund hold more than 5% of its total net assets in securities rated below investment grade. See "Appendix B" below for a description of these rating designations. The Adviser expects that the Fund's dollar-weighted average maturity will not be greater than 15 years under normal market conditions.

Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.


For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial mar-kets or in U.S. dollar-denominated instruments. The Fund also may invest in money market instruments.



GENERAL: Each of the Balanced and Bond Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and CFTC-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure risk-management. Each of the Funds may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Nations Balanced Assets Fund, Nations U.S. Government Bond Fund, Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund may engage in reverse repurchase agreements and dollar roll transactions. Nations Global Government Income Fund may invest in forward foreign exchange contracts. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies.



The Funds also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt investments backed by, the securities and other assets owned by such trusts and partnerships.



Certain securities that have variable or floating interest rates or demand or put features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Funds.


For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."

Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of the Funds' shares, such changes will not affect the income received by the Funds from such securities. However, since available yields vary over time, no specific level of income can ever be assured. The dividends paid by the Funds will increase or decrease in relation to the income received by the Funds from their investments, which will in any case be reduced by the Funds' expenses before being distributed to the Funds' shareholders.


PORTFOLIO TURNOVER (NON-MONEY MARKET FUNDS): Generally, the Equity Funds, the Index Funds, the Balanced Fund and the Bond Funds (the "Non-Money Market Funds") will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. For the Funds' portfolio turnover rates, except for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund, see "Financial Highlights." While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate for each of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund will not exceed 25%. With respect to Nations International Growth Fund, it is expected that under normal market conditions, the annual portfolio turnover rate will not exceed 100%.



RISK CONSIDERATIONS: Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue.


The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.

Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with such Funds' investment objectives and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."


Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.

SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN NATIONS INTERNATIONAL EQUITY FUND, NATIONS INTERNATIONAL GROWTH FUND, NATIONS EMERGING MARKETS FUND, NATIONS PACIFIC GROWTH FUND AND NATIONS GLOBAL GOVERNMENT INCOME FUND: Investors should understand and consider carefully the special risks involved in foreign investing. In addition, each of those Funds presents unique risks of which investors should be aware.



Investors in Nations International Equity Fund should be aware that the Fund may, from time to time, invest up to 5% of its total assets in securities of companies located in Eastern Europe. Economic and political reforms in this region are still in their infancy. As a result, investment in such countries would be highly speculative and could result in losses to the Fund and, thus, to its shareholders.



Investors in Nations Pacific Growth Fund should understand and consider carefully the special risks involved in investing in the Pacific Basin and Far East. Countries in the Pacific Basin and Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties.



The same is true, but even more so, for the emerging market countries in which Nations Emerging Markets Fund will invest. Although the Fund believes that its investments present the possibility for significant growth over the long term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid.



The above risk considerations are also relevant to an investment in Nations International Growth Fund.



Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness. In general, bond prices rise when interest rates fall, and vice versa.



Moreover, for each of those Funds, investing in securities denominated in foreign currencies and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunities and risks not typically associated with investing in U.S. dollar-denominated securities. Additionally, changes in the value of foreign currencies can significantly affect a Fund's share price. General economic and political factors in the various world markets also can impact a Fund's share price.



The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also higher than the typical domestic equity mutual fund.



Risks unique to international investing include: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in United States markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war;
(7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries. See "Appendix A" for additional discussion of the risks associated with an investment in the Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.



SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE INDEX FUNDS: The techniques employed by the Adviser to seek to manage capital gain distributions will generally only have the effect of deferring the realization of capital gains. For example, to the extent that the capital gains recognized on a sale of portfolio securities arise from the sale of specifically-identified securities with higher tax bases, subsequent sales of the same portfolio securities will be calculated by reference to the lower tax basis securities that remain in the portfolio. Under this scenario, an investor who purchases shares of a Fund after the first sale could receive capital gain distributions that are higher than the distributions that would have been received if this methodology had not been used. Therefore, certain investors actually could be disadvantaged by the techniques employed by the Fund to seek to manage capital gain distributions, depending on the timing of their pur-chase of Fund shares. Even if there are no subsequent sales, upon a redemption or exchange of Fund shares an investor will have to recognize gain to the extent that the net asset value of Fund shares at such time exceeds such investor's tax basis in his or her Fund shares.



The various techniques employed by the Funds to manage capital gain distributions may result in the accumulation of substantial unrealized gains in the Funds' portfolios. Moreover, the realization of capital gains is not entirely within a Fund's control because it is at least partly dependent on shareholder purchase and redemption activity. Capital gain distributions may vary considerably from year to year.



Furthermore, the U.S. Treasury has proposed legislation which would require holders of substantially identical securities to determine their tax basis using the average cost of all of their holdings in such securities. If enacted, the legislation would prevent the Funds from specifically identifying each lot of shares that they hold and from selling first those specific shares with the highest tax basis. Thus, the legislation would restrict the Funds' ability to manage capital gains.


INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAIs.

Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply (a) with respect to Nations Global Government Income Fund, to investments in foreign Government Securities; and (b) to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. In addition, this limitation does not apply to investments by "money market funds" as that term is used under the 1940 Act, in obligations of domestic banks.

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Each Fund (other than the Nations Global Government Income Fund) may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

Nations Global Government Income Fund may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of such Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.


Nations International Growth Fund may not borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while such Fund has borrowings outstanding in an amount exceeding 5% of its total assets.



Each of Nations Small Company Growth Fund and Nations U.S. Government Bond Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.



The investment objective and policies of each Fund, unless otherwise specified, are non-fundamental and may be changed without shareholder approval. Shareholders of Nations International Growth Fund, Nations Small Company Growth Fund and Nations U.S. Government Bond Fund, however, must receive it at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current position and needs.



In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.

   How Performance Is Shown

MONEY MARKET FUNDS: From time to time the Money Market Funds may advertise the yield and effective yield on a class of shares. YIELD AND EFFECTIVE YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a class of shares in a Fund refers to the income generated by an investment in such class over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

NON-MONEY MARKET FUNDS: From time to time the Non-Money Market Funds may advertise the total return and yield on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of Non-Money Market Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.

"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period.


Set forth below is certain performance data for the Enhanced Equity Index Common Trust Fund and Enhanced Small Cap Equity Index Common Trust Fund (the "CTFs"), each of which is currently managed on behalf of NationsBank by TradeStreet. (Prior to the formation of TradeStreet in 1995, the CTFs were managed solely by NationsBank.) The performance data for the CTFs is deemed relevant because the Enhanced Equity Index and Enhanced Small Cap Equity Index Common Trust Funds have investment objectives and policies that are substantially similar to those of Nations Managed Index Fund and Nations Managed SmallCap Index Fund, respectively. Moreover, the portfolio manager of TradeStreet (who currently manages the CTFs and the Funds) employs the same quantitative investment process for the Funds that has, and continues to be, utilized for the CTFs. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE OF THE CTFS AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF THE CTFS OR THE FUNDS.



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
INDICATED THROUGH MARCH 31, 1997



                                                                   Since
                                                                 Inception
                        One Year     Three Year    Five Year    (12/31/88)**

Enhanced Equity
  Index Common Trust
  Fund*                  19.98%        22.31%        16.08%        16.52%
S&P 500 Index            19.77%        22.28%        16.39%        16.28%
Lipper S&P 500
  Index Funds
  Average***             19.19%        21.73%        15.89%        15.66%



ANNUAL TOTAL RETURNS



                                   Enhanced                       Lipper
                                    Equity                        S&P 500
                                     Index                         Index
                                    Common           S&P           Funds
Year                              Trust Fund*     500 Index     Average***

1989                                 34.12%         31.55%         30.58%
1990                                 -1.52%         -3.15%         -3.57%
1991                                 31.72%         30.56%         29.65%
1992                                  5.52%          7.64%          7.12%
1993                                 10.47%          9.99%          9.52%
1994                                  0.69%          1.31%          0.90%
1995                                 37.66%         37.45%         36.82%
1996                                 23.62%         23.08%         22.30%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997



                                                             Since
                                                One        Inception
                                                Year       (10/1/95)

Enhanced Small Cap Equity Index Common
  Trust Fund*                                  11.76%        11.68%
S&P 600 Index                                  8.39%         9.83%

* The total returns above reflect the deduction of 0.50% of fees and expenses per annum. The CTFs are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the CTFs.



** Prior to 12/31/88 the Enhanced Equity Index Common Trust Fund was managed with a different objective and policies and therefore performance prior thereto is not included in the prior performance calculations.



*** The Lipper S&P 500 Index Funds Average represents the average performance of mutual funds with similar objectives monitored by Lipper Analytical Services, Inc. during the periods shown.



Set forth below is certain performance data for the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite, reflecting the performance of private accounts, including U.K. authorized unit trusts, managed by Gartmore plc, as defined below. The performance data for these accounts is deemed relevant because the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite have investment objectives, policies and restrictions that are substantially similar to those of Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. There is substantial continuity between the portfolio managers of Gartmore plc who were responsible for managing those accounts and the portfolio managers of Gartmore who are responsible for managing Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF GARTMORE OR THE FUNDS.



PACIFIC EX-JAPAN COMPOSITE



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                      One Year         Two Years       Three Years      Four Years

Pacific Ex-Japan
 Composite                3.95%            8.44%            7.79%           17.11%

Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Indexl             -2.44%            8.58%            7.08%           15.62%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                                                                       Since
                                                                     Inception
                     Five Years      Six Years      Seven Years       (1/1/88)

Pacific Ex-Japan
 Composite               18.84%          18.08%          14.79%          20.42%
Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Indexl             16.69%          16.61%          15.77%          19.02%



ANNUAL TOTAL RETURNS*



                                                     Morgan Stanley
                                                        Capital
                                                     International
                                    Pacific        Combined Far East
                                    Ex-Japan           (Ex-Japan)
                                   Composite          Free Indexl

1988                                    11.9%               30.0%
1989                                   58.40%               32.1%
1990                                     0.0%               -6.5%
1991                                    22.1%               31.0%
1992                                    22.9%               21.8%
1993                                   110.0%              103.4%
1994                                   -13.9%              -17.5%
1995                                     4.0%                8.8%
1996                                    13.5                11.1



 * The average annual total returns and annual total returns are net of fees. The fees for these accounts were 1% per annum until September 30, 1988, and 1.5% per annum thereafter. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



l The Morgan Stanley Capital International Combined Far East (Ex-Japan) Free
  Index is a capitalization-weighted index that tracks 7 countries and represents only those securities that are available for investment by international investors; many issues are still restricted to domestic investors in certain Pacific Basin countries.



EMERGING MARKETS COMPOSITE



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                                                                         Four Years
                                                                           Since
                                                                         Inception
                      One Year         Two Years       Three Years         1/1/93
Emerging Markets
 Composite                16.2%            11.1%             -1.8%            10.2%
IFC Investables
 Indexl                   11.4%            13.4%              3.1%           13.39%

ANNUAL TOTAL RETURNS*



                                    Emerging
                                     Markets          IFC Investables
                                    Composite             Indexl

1993                                    76.5%                79.6%
1994                                   -19.0%               -12.0%
1995                                   -11.3%                -8.5%
1996                                    13.0%                 9.4%



 * The average annual total returns and annual total returns have been calculated since inception (1/1/93) and are net of fees. The fees for these accounts were 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



l The IFC Investables Index includes over 1,100 stocks representing 27 stock markets in developing countries, and reflects the accessibility of markets and individual stocks for foreign ownership.



GLOBAL GOVERNMENT BOND
EX-U.K. COMPOSITE



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                             One Year           Two Years          Three Years
Global Government Bond
 Ex-U.K.
 Composite**                     -1.2%               4.4%                6.1%
J.P. Morgan Global
 Government Bonds
 Indexl                           1.0%               3.9%                6.5%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                                                                         Since
                                                                       Inception
                                Four Years          Five Years          10/1/90
Global Government Bond
 Ex-U.K. Composite**                 6.2%                8.4%             10.31%
J.P. Morgan Global
 Government Bonds Indexl             6.5%                7.9%              8.97%



ANNUAL TOTAL RETURNS*



                                     Global             J.P. Morgan
                                   Government             Global
                                  Bond Ex-U.K.          Government
                                    Composite          Bonds Indexl

1991                                    20.8%                16.0%
1992                                     4.8%                 5.2%
1993                                    15.0%                11.6%
1994                                    -0.9%                 1.5%
1995                                    22.8%                19.6%
1996                                     0.6%                 3.5%



 * The average annual total returns and annual total returns have been calculated since inception (10/1/90) and are net of fees. The fees on these accounts varied by contractual agreement and have been assumed to be 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



** The accounts of the Global Government Bond Ex-U.K. Composite do not invest in securities of U.K. issuers, which are permissible investments for Nations Global Government Income Fund. However, inclusion of such securities, to the extent of their representation in the J.P. Morgan Global Government Bond Index, would not have materially affected their total returns.



l The J.P. Morgan Global Government Bonds Index is a capitalization-weighted index that tracks government bonds issued in 13 countries located in the United States, Europe and the Far East.



Set forth below is the average annual total return and annual total return for Nations International Equity Fund for the periods ending March 31, 1997:



NATIONS INTERNATIONAL
EQUITY FUND



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
INDICATED THROUGH MARCH 31, 1997



                                                                     Since Inception
                      One Year        Three Years      Five Years      on 12/2/91
Nations
 International
 Equity Fund              1.32%            6.23%            8.24%           7.10%
Morgan Stanley
 Capital
 International
 EAFE Indexl              1.46%            6.53%           10.57%           6.01%



ANNUAL TOTAL RETURNS



                                                       Morgan Stanley
                                       Nations             Capital
                                    International       International
                                     Equity Fund         EAFE Indexl

1992                                       -8.6%             -12.2%
1993                                      27.21%              32.6%
1994                                        2.6%               7.8%
1995                                        8.5%              11.2%
1996                                        8.5%               6.1%



l The Morgan Stanley Capital International EAFE Index represents an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia and the Far East.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and such Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Primary A Shares, the Money Market Funds offer Primary B, Investor A, Investor B, Investor C and Daily Shares. In addition to Primary A Shares, the Non-Money Market Funds offer Primary B, Investor A, Investor B (formerly Investor N) and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees, and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Institution, as defined below or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


   How The Funds Are Managed

The business and affairs of each of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios are managed under the direction of their Board of Trustees and Boards of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc.'s and Nations Portfolios' SAIs contain the names of and general background information concerning each Director of Nations Fund, Inc. and Nations Portfolios, respectively.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to all of the Funds except for those Funds listed below, for which Gartmore or Boatmen's serves as investment sub-adviser. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund pursuant to sub-advisory agreements. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a UK company which is the holding company for a leading UK-based international fund management group of companies National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore Investment Management plc.



Boatmen's Capital Management, Inc. serves as investment sub-adviser to Nations U.S. Government Bond Fund. Its principal offices are located at 100 North Broadway, St. Louis, Missouri 63178-4737. Boatmen's is an indirect subsidiary of NationsBank Corporation.


Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. With respect to the Non-Money Market Funds, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .25% of the first $250 million of the combined average daily net assets of both Nations Prime Fund and Nations Treasury Fund, plus .20% of the combined average daily net assets of such Funds in excess of $250 million;
 .40% of the average daily net assets of Nations Government Money Market Fund; .50% of the average daily net assets of Nations Managed Index Fund, Nations
Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, and Nations Equity Index Fund; 1.00% of the average daily net assets of Nations Small Company Growth Fund; .60% of the average daily net assets of each of the Nations U.S. Government Bond Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund; .75% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund and Nations Balanced Assets Fund; .65% of the first $100 million of the Nations Government Securities Fund's average daily net assets, plus .55% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .50% of the Fund's average daily net assets in excess of $250 million; .75% of the first $100 million of the Nations Equity Income Fund's average daily net assets, plus
 .70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .60% of the Fund's average daily net assets in excess of $250 million; .90% of the average daily net assets of Nations International Equity Fund, Nations International Growth Fund and Nations Pacific Growth Fund; 1.10% of the average daily net assets of Nations Emerging Markets Fund; and .70% of the average daily net assets of Nations Global Government Income Fund.



For the services provided pursuant to sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .055% of Nations Prime Fund's, Nations Treasury Fund's and Nations Government Money Market Fund's average daily net assets; .20% of Nations Equity Income Fund's average daily net assets; .10% of Nations Managed Index Fund's, Nations Managed SmallCap Index Fund's, Nations Managed Value Index Fund's, Nations Managed SmallCap Value Index Fund's, and Nations Equity Index Fund's average daily net assets; .25% of Nations Value Fund's, Nations Balanced Assets Fund's, Nations Capital Growth Fund's, Nations Small Company Growth Fund's, Nations Emerging Growth Fund's and Nations Disciplined Equity Fund's average daily net assets; .15% of Nations Short-Intermediate Government Fund's, Nation's Government Securities Fund's, Nations Short-Term Income Fund's, Nations Diversified Income Fund's, and Nations Strategic Fixed Income Fund's average daily net assets.



For services provided pursuant to the sub-advisory agreements, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly at the annual rates of .70% of Nations International Equity Fund's average daily net assets. .85% of Nations Emerging Markets Fund's average daily net assets;
 .70% of Nations Pacific Growth Fund's average daily net assets and .54% of Nations Global Government Income Fund's average daily net assets. For services provided and expenses assumed, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rate of .40% of Nations International Growth Fund's average daily net assets up to and including $325,000,000 in assets and .25% on assets in excess of $325,000,000. As of the date of this Prospectus, the Board of Directors has approved, and recommended to shareholders that they approve, an increase in the fees to be paid by NBAI to Gartmore to .70% of the Nations International Growth Fund's average daily net assets. This increase will be implemented as soon as practicable following receipt of shareholder approval.



For services provided pursuant to a sub-advisory agreement, NBAI will pay Boatmen's sub-advisory fees at the rate of 0.15% of the average daily net assets of Nations U.S. Government Bond Fund.



From time to time, NBAI (and/or TradeStreet, Gartmore or Boatmen's) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees or expenses payable by a Fund.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Government Money Market Fund -- .14%, Nations Value Fund -- .75%, Nations Capital Growth Fund -- .75%, Nations Emerging Growth Fund -- .75%, Nations Disciplined Equity Fund -- .75%, Nations Equity Index Fund -- .19%, Nations Managed Index Fund -- .06%, Nations Managed SmallCap Index Fund -- .00%, Nations Balanced Assets Fund -- .75%, Nations Short-Intermediate Government
Fund -- .40%, Nations Short-Term Income Fund -- .30%, Nations Diversified Income Fund -- .50%, Nations Strategic Fixed Income Fund -- .50%. No fees were paid with respect to Nations Managed Value Index Fund or Nations Managed SmallCap Value Index Fund because neither Fund had yet commenced operations during the period indicated above.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Prime Fund -- .16%, Nations Treasury Fund -- .16%, Nations Equity Income Fund -- .67%, Nations International Equity Fund -- .90% and Nations Government Securities Fund -- .50%.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid NBAI under the Investment Advisory Agreement fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- 1.10%, Nations Pacific Growth Fund -- .90% and Nations Global Government Income Fund -- .70%.



For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Small Company Growth Fund (formerly the Pilot Small Capitalization Equity Fund) -- .75%, Nations International Growth Fund (formerly the Pilot International Equity Fund) -- .48%, and Nations U.S. Government Bond Fund (formerly the Pilot U.S. Government Securities Fund) -- .40%. During the same period, after waivers, the Pilot Funds paid Kleinwort Benson Investment Management Americas Inc., under a previous sub-advisory agreement, sub-advisory fees at the rate of .32% of Nations International Growth Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Government Money Market Fund -- .055%, Nations Value Fund -- .25%, Nations Capital Growth Fund -- .25%, Nations Emerging Growth Fund -- .25%, Nations Disciplined Equity Fund -- .25%, Nations Equity Index Fund -- .10%, Nations Managed Index Fund -- .10%, Nations Managed SmallCap Index Fund -- .10%, Nations Balanced Assets Fund -- .25%, Nations Short-Intermediate Government
Fund -- .15%, Nations Short-Term Income Fund -- .15%, Nations Diversified Income Fund -- .15%, Nations Strategic Fixed Income Fund -- .15%, Nations Prime Fund --
 .055%, Nations Treasury Fund -- .055%, Nations Equity Income Fund -- .20% and Nations Government Securities Fund -- .15%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid Gartmore under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- .85%, Nations Pacific Growth Fund -- .70%, Nations Global Government Income Fund -- .54% and Nations International Equity
Fund -- .70%


Sandra L. Duck is a Product Manager, Money Market Management for TradeStreet and is Portfolio Manager for Nations Treasury Fund and Nations Government Money Market Fund. She has been Portfolio Manager for the Funds since 1993. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Duck has worked in the investment community since 1980. Her past experience includes product management and trading for Interstate/Johnson Lane and First Charlotte Corporation. Ms. Duck graduated from King's College.


Greg W. Golden is a Structured Products Manager, Equity Management for TradeStreet and is Portfolio Manager for Nations Equity Index Fund, Nations Managed Index Fund and Nations Managed SmallCap Index Fund. He has been Portfolio Manager for these Funds since their inception. Prior to assuming his position with TradeStreet in 1996, he was Vice President and Structured Products Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience includes portfolio management, derivatives management and quantitative analysis for the Investment Management Group at NationsBank and Sovran Bank of Tennessee. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a Chartered Financial Analyst candidate and a member of Chicago Quantitative Alliance, the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Jeffrey C. Moser is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund. Mr. Moser has been with TradeStreet since 1996 and Portfolio Manager for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund since the inception of the Funds. He is also the Portfolio Manager for Nations Disciplined Equity Fund and has been since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Moser has worked for the Investment Management Group at NationsBank since 1983 where his responsibilities included institutional portfolio management and equity analysis. Mr. Moser graduated Phi Beta Kappa with a B.S. in Mathematics from Wake Forest University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.


Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Prime Fund. She has been Portfolio Manager for Nations Prime Fund since 1988. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.


Sharon M. Herrmann is a Director of Equity Management for TradeStreet and Senior Portfolio Manager for Nations Value Fund. Ms. Herrmann has been the Portfolio Manager for Nations Value Fund since 1989. Prior to assuming her position with TradeStreet, she was Senior Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Herrmann has worked for the Investment Management Group at NationsBank since 1981 where her responsibilities included fund management and institutional portfolio management. She attended Virginia Wesleyan College. Ms. Herrmann holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Eric S. Williams is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Equity Income Fund. Mr. Williams has been the Portfolio Manager for Nations Equity Income Fund since 1991. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1980. His past experience includes fund analysis and portfolio management for National Bank of Detroit. Mr. Williams received a B.S. in Accounting from East Carolina University, Summa Cum Laude and an M.B.A. from Indiana University. He holds the Chartered Financial Analyst designation, is on the Advisory Board of Indiana University's Investment Management Academy, and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.


Stephen Watson is Principal Portfolio Manager of Nations International Equity Fund and has been the Portfolio Manager since February, 1995. He joined Gartmore as a Global Fund Manager in 1993 and currently holds the position of Head of the International and Global Portfolio Team. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manger for international clients. From 1980 to 1987 he was associated with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Montagu. Mr. Watson is a member of the Securities Institute.

Philip Ehrmann is Principal Portfolio Manager of Nations Emerging Markets Fund and is the Head of the Gartmore Emerging Markets Team. He has been the Portfolio Manager for the Fund since 1995. Prior to joining Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.

Seok Teoh is Principal Portfolio Manager of Nations Pacific Growth Fund and has been the Portfolio Manager since the Fund's inception. She has been associated with Gartmore since 1990 as the London based manager on its Far East Team. Previously, Ms. Teoh managed Far East equities for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh, who is a native of Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.


Philip J. Sanders is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Capital Growth Fund. Mr. Sanders has been Portfolio Manager for Nations Capital Growth Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Sanders has worked in the financial investment community since 1981. His past experience includes portfolio management, equity research and financial analysis for the Investment Management Group at NationsBank and Duke Power Company. Mr. Sanders received a B.A. in Economics from the University of Michigan and an M.B.A. from University of North Carolina at Charlotte. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Scott A. Billeadeau is a Senior Portfolio Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Emerging Growth Fund and Nations Small Company Growth Fund. Mr. Billeadeau has been Portfolio Manager of the Funds since June 1997. Previously he was Senior Analyst and Senior Portfolio Manager for BankAmerica's Pacific Horizon Aggressive Growth Fund at Security Pacific Corp. since 1991. Mr. Billeadeau has worked in the investment community since 1986. His past experience also includes quantitative analysis for American Express Financial Advisors, Inc. Mr. Billeadeau received an AB in Economics from Princeton University. He holds the Chartered Financial Analyst designation and is member of the Association for Investment Management and Research, as well as the Seattle Society of Securities Analysts.



Julie L. Hale is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Balanced Assets Fund. Ms. Hale has been Portfolio Manager for the Nations Balanced Assets Fund since 1995. Prior to assuming her position with

TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1981. Her past experience includes research analysis and portfolio management for Mercantile Safe Deposit and Trust, and National City Bank. Ms. Hale received a B.S. in Business and Finance from Mount St. Mary's College and an M.B.A. from Kent State University. She holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Security Analysts, Inc. She is also a member of the National Association for Petroleum Investment Analysts and the World Affairs Council of Washington, D.C.

Mark Rimmer is Principal Portfolio Manager of the Nations Global Government Income Fund and has been the Portfolio Manager since the Fund's inception. He has been associated with Gartmore since 1990 as an International Fixed Income Fund Manager. Previously, Mr. Rimmer managed multi-currency funds for institutional clients at Gulf International Bank in Bahrain, and prior to that he was a senior trader for Sumitomo Finance International, London. He graduated from Cambridge University with a degree in Economics.

Gregory H. Cobb is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Strategic Fixed Income Fund. Mr. Cobb has been Portfolio Manager for Nations Strategic Fixed Income Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Cobb has worked in the investment community since 1987. His past experience includes portfolio management of intermediate duration and insurance products for Trust Company Bank and Barnett Bank Trust Company Inc. Mr. Cobb received a B.A. in Economics from the University of North Carolina at Chapel Hill.


Mark S. Ahnrud is a Director of Fixed Income Management for TradeStreet and the Senior Portfolio Manager for Nations Diversified Income Fund. Mr. Ahnrud has been the Portfolio Manager for the Nations Diversified Income Fund since 1992. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Ahnrud has worked for the Investment Management Group at NationsBank since 1985 where his responsibilities initially included institutional investment management sales and later involved high yield credit analysis. Mr. Ahnrud received a dual B.S. in Finance and Investments from Babson College and an M.B.A. from Duke University, Fuqua School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Christopher G. Gunster is a Portfolio Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Government Securities Fund. Mr. Gunster has been the lead Portfolio Manager since July 1997. Prior to assuming his position with TradeStreet, he was Assistant Vice President and Associate Portfolio Manager for the Investment Management Group at NationsBank since 1993. Mr. Gunster has worked in the investment community since 1987. His past experience includes investment marketing for The Boston Company and options trading for Shatkin Investments, a regional broker/dealer. Mr. Gunster received a B.A. in Chemistry from Kenyon College and an M.B.A. in Finance from Babson Graduate School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



John S. Swaim is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Short-Intermediate Government Fund. Mr. Swaim has been Portfolio Manager for the Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Swaim has worked in the investment community since 1986. His past experience includes derivative products manager for the NationsBank Texas Corporate Investment Division portfolio. Mr. Swaim received a B.S. from University of North Texas and an M.B.A. from University of Texas at Arlington.



Brad Pope is a Product Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Short-Term Income Fund. He is a senior member of the Fixed Income Team. As such, his responsibilities include setting duration policy for the Nations Funds fixed income funds. Mr. Pope has been the portfolio manager for Nations Short-Term Income Fund since August 1996. Prior to assuming this position, he was a manager in the structured products area. He joined the Investment Management Group at NationsBank, TradeStreet's predecessor organization in 1988. Mr. Pope has over nine years of investment experience, including working on the trading floor of the Chicago Board of Trade. Mr. Pope received a B.B.A. in Finance from the University of Texas at Austin.



The Fixed Income Committee of Boatmen's is responsible for the day-to-day management of the investment portfolio of Nations U.S. Government Bond Fund.



Brian O'Neill is the Principal Senior Investment Manager of the Gartmore Global Portfolio Team and has been the Portfolio Manager of Nations International Growth Fund since July, 1997. Mr. O'Neill joined

Gartmore as a Senior Investment Manager on the Global Portfolio Team in 1981 with responsibility for a variety of specialized global funds, including resource funds. Mr. O'Neill began his career with Royal Insurance in 1970 as an investment analyst specializing in United Kingdom research. He then expanded his field of expertise to include management of global equities, and in 1978 he moved to Antony Gibbs & Sons where he was appointed as a fund manager, specializing in global equities. Mr. O'Neill graduated from Glasgow University in 1969 with a MA Honours degree in Political Economy.



Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the various Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Fund pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Funds pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine net asset value per share and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Government Money Market Fund -- .09%, Nations Value Fund -- .10%, Nations Capital Growth
Fund -- .10%, Nations Emerging Growth Fund -- .10%, Nations Disciplined Equity Fund -- .10%, Nations Managed Index Fund -- .10%, Nations Managed SmallCap Index Fund -- .10%, Nations Balanced Assets Fund -- .10%, Nations Short-Intermediate Government Fund -- .10%, Nations Short-Term Income Fund -- .10%, Nations Diversified Income Fund -- .10% and Nations Strategic Fixed Income Fund -- .10%. No fees were paid with respect to Nations Managed Value Index Fund or Nations SmallCap Value Index Fund because neither Fund had yet commenced operations during the period indicated above.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- .09%, Nations Treasury Fund -- .09%, Nations Equity Income Fund -- .10%, Nations International Equity Fund -- .10% and Nations Government Securities
Fund -- .10%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets
Fund -- .10%, Nations Pacific Growth Fund -- .10% and Nations Global Government Income Fund -- .10%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to Institutions which assist customers in purchasing Primary A Shares of the Funds.

NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as custodian for the assets of all Funds, except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY, Avenue des Arts, 35 1040 Brussels, Belgium, serves as Custodian for the assets of Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund and Nations Global Government Income Fund.



BONY has entered into an agreement with each of the Funds and NationsBank of Texas, N.A., whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Nations Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.



First Data serves as transfer agent (the "Transfer Agent") for the Funds' Primary Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109. NationsBank of Texas also serves as the sub-transfer agent for each Fund's Primary Shares and is entitled to receive an annual fee of $251,000 from First Data for performing such services.



Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.



EXPENSES: The accrued expenses of each Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; taxes; interest; fees (including fees paid to Nations Funds' trustees, directors and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodians and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Any general expenses of Nations Fund Trust, Nations Fund, Inc. and/or Nations Portfolios that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust, Nations Fund, Inc. and/or Nations Portfolios or in such other manner as the Board of Trustees or the relevant Board of Directors deems appropriate.


   Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Portfolios, Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Money Market Funds currently offer six classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. The Non-Money Market Funds currently offer five classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares. Certain Funds, however, do not offer shares of each class. This Prospectus relates only to the Primary A Shares of the following funds of Nations Fund Trust: Nations Government Money Market Fund, Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Disciplined Equity Fund, Nations Equity Index Fund, Nations Balanced Assets Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-765-2668.

Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the related SAI for examples of when the 1940 Act requires voting by fund.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Primary A Shares of the following funds of Nations Fund, Inc.: Nations Prime Fund, Nations Treasury Fund, Nations Equity Income Fund, Nations International Equity Fund, Nations International Growth Fund, Nations Small Company Growth Fund, Nations U.S. Government Bond Fund and Nations Government Securities Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-765-2668.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.



NATIONS PORTFOLIOS: Nations Portfolios was incorporated in Maryland on January 23, 1995. Nations Portfolios' fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 150,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Primary A Shares of Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund of Nations Portfolios. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-765-2668.


Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Portfolios and, therefore, could be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Portfolios' SAI. It is anticipated that Nations Portfolios will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosures on three separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

PENDING LEGAL PROCEEDINGS: A purported class action lawsuit against, among others, Nations Government Securities Fund and Nations Short-Intermediate Government Fund was filed by Lawrence Bergelt on May 21, 1996. The complaint was amended and consolidated on July 11, 1996 in the United States District Court for the Middle District of Florida, Tampa Division by Mr. Bergelt and others in an action against the two funds, NationsBank Corporation and certain of its affiliates, Dean Witter Distributors and certain of its affiliates, and Stephens Inc. (Case No. 94-995-Civ.-T-23E). As relevant to Nations Government Securities Fund and Nations Short-Intermediate Government Fund, plaintiffs allege that, among other things, defendants violated the Securities Exchange Act of 1934 and various state securities fraud statutes by employing a scheme to defraud plaintiffs into purchasing shares of the funds and making untrue statements of material fact and omitting to state material facts in connection with sales of shares of the funds. Plaintiffs further allege that, among other things, defendants concealed the risks associated with such funds by blurring the distinctions between banks and non-bank subsidiaries and by obscuring the differences between traditional, federally insured bank products and uninsured, non-depository products.

About Your Investment

   How To Buy Shares


There is a minimum initial investment of $250,000 for each record holder; there is no minimum subsequent investment.



Primary A Shares may be sold to financial institutions (including NationsBank and its affiliated and correspondent banks) and fee-based planners acting on behalf of their customers, employee benefit plans, charitable foundations, endowments and to other funds in the Nations Funds Family.


Primary A Shares are sold at net asset value without the imposition of a sales charge. Financial institutions ("Institutions") acting on behalf of their customers ("Customers") may establish certain procedures for processing Customers' purchase orders and may charge their Customers for services provided to them in connection with their investments.

Purchases of the Money Market Funds may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Bank Business Day"). Purchases of the Non-Money Market Funds may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "NYSE Business Day"). Unless otherwise specified, the term Business Day in this Prospectus refers to a Bank Business Day with respect to a Money Market Fund, and a NYSE Business Day with respect to a Non-Money Market Fund.


Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Primary A Shares is recorded on the books of the Funds, and share certificates are not issued. It is the responsibility of Institutions, when applicable, to record beneficial ownership of Primary A Shares and to reflect such ownership in the account statements provided to their Customers.

EFFECTIVE TIME OF PURCHASES -- MONEY MARKET FUNDS: Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or by the Transfer Agent. A purchase order must be received by Stephens or by the Transfer Agent by 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Government Money Market Fund). A purchase order received by Stephens or the Transfer Agent after such time will not be accepted; notice thereof will be given to the Institution or investor placing the order, and any funds received will be returned promptly to the sending Institution or investor. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. Primary A Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent.


EFFECTIVE TIME OF PURCHASES -- NON-MONEY MARKET FUNDS: Purchase orders for Primary A Shares in the Non-Money Market Funds that are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Fund's Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Institution or investor placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution or investor. Primary A Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent.



Institutions are responsible for transmitting orders for purchases of Primary A Shares by their Customers, and for delivering required funds, on a timely basis. It is Stephens' responsibility to transmit orders it receives to Nations Funds. Institutions should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


   How To Redeem Shares


With respect to the Money Market Funds, redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Government Money Market Fund), and payment will normally be wired the same day to the Institution or investor. Nations Funds reserves the right to wire redemption proceeds within three Business Days after receiving the redemption orders if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. Redemption orders will not be accepted by Stephens or by the Transfer Agent after 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Government Money Market Fund), for execution on that Business Day.


With respect to the Non-Money Market Funds, redemption proceeds are normally remitted in federal funds wired to the redeeming Institution or investor within three Business Days following receipt of the order.


Institutions are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders it receives to Nations Funds. No charge for wiring redemption payments is imposed by Nations Funds, although Institutions may charge their Customer accounts for these or other services provided in connection with the redemption of Primary A Shares and may establish additional procedures. Information concerning any charges or procedures is available from the Institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens or by the Transfer Agent.



Nations Funds may redeem a shareholder's Primary A Shares if the balance in such shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. If a Customer has agreed with a particular Institution to maintain a minimum balance in his or her account at the Institution, and the balance in such Institution account falls below that minimum, the Customer may be obliged to redeem all or a part of his or her Primary A Shares in the Funds to the extent necessary to maintain the required minimum balance in such Institution account. Nations Funds also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

   How To Exchange Shares

The exchange feature enables a shareholder of Primary A Shares of a Fund to acquire Primary A Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Primary A Shares for Primary A Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.


The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



Nations Funds reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


If you have telephone exchange privileges, during periods of significant economic or market change, such telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the entity through which the original shares were purchased. Investors should consult their Institution or Stephens for further information regarding exchanges.

Primary A Shares may be exchanged by directing a request directly to the Institution, if any, through which the original Primary A Shares were purchased or in other cases Stephens or the Transfer Agent. Investors should consult their Institution, Stephens or the Transfer Agent for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Institution.

   How The Funds Value Their Shares


The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Money Market Funds are valued as of 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Government Money Market Fund), each Bank Business Day. Shares of the Non-Money Market Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each NYSE Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day. Currently, the days on which the Exchange is closed (other than weekends) are:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



The assets in the Money Market Funds are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.


With respect to the Non-Money Market Funds, portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities are valued at their fair value following procedures approved by the Trustees or Directors.

   How Dividends And Distributions Are Made;
   Tax Information

DIVIDENDS AND DISTRIBUTIONS

MONEY MARKET FUNDS: Dividends from net investment income of each of the Money Market Funds are declared daily to shareholders at 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Government Money Market Fund), on the day of declaration. Primary A Shares begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (E.G., the settlement date). Dividends are paid within five Business Days after the end of each month. Dividends are paid in the form of additional Primary A Shares of the same Fund unless the Customer or investor has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Fund's Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends are paid in cash within five Business Days after a shareholder's complete redemption of his Primary A Shares in a Fund. To the extent that there are any net short-term capital gains, they will be paid at least annually.


NON-MONEY MARKET FUNDS: Dividends from net investment income are declared daily and paid monthly by the Bond Funds. Dividends from net investment income are also declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Managed Index Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. Dividends from net investment income are declared and paid each calendar quarter by all other Equity Funds, Index Funds and the Balanced Fund. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually.



Primary A Shares of the Bond Funds are eligible to begin earning dividends that are declared on the day the purchase order is executed and continue to be eligible for dividends through and including the day before the redemption order is executed. Primary A Shares of the Equity Funds, Index Funds and the Balanced Fund are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.



The net asset value of Primary A Shares will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Dividends and distributions are paid in cash within five Business Days of the end of the month or quarter to which the dividend relates. Dividends are paid in the form of additional Primary A Shares of the same Fund unless the Customer or investor has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Fund's Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his or her Primary A Shares in a Fund.


TAX INFORMATION

Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss will be taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an Individual Retirement Account are generally deferred under the Code.)

Corporate shareholders in the Funds may be entitled to the dividends-received deduction for distributions from those Funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing Fund. Corporate shareholders of the Nations International Equity, Nations Emerging Markets and Nations Pacific Growth Funds may be eligible for the dividends-received deduction on the dividends (excluding the net capital gains dividends) paid by these Funds to the extent that each such Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

Substantially all of the net realized long-term capital gains of the Non-Money Market Funds, if any, will be distributed at least annually to such Funds' shareholders. These Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from Federal income tax as long-term capital gains, regardless of how long the shareholders have held such Funds' shares and whether such gains are received in cash or reinvested in additional shares. The Money Market Funds do not expect to realize long-term capital gains and, therefore, do not expect to distribute any capital gain dividends.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state and local taxes.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. If the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding, the Fund is required by the Internal Revenue Service to withhold 31% of any dividend (other than exempt-interest dividends) and/or redemption (including exchange redemptions). Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of tax. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.



Portions of each Fund's investment income may be subject to foreign income taxes withheld at their source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Generally, more than 50% of the value of the total assets of each Fund consists of securities of foreign issuers it may elect to "pass through" to its shareholders these foreign taxes, if any. Upon such an election, each shareholder will be required to include his or her pro rata portion thereof in his or her gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit against U.S. income taxes for such amount.


The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations. Further tax information is contained in the SAIs.

   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates and other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans.

Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by GNMA, by FNMA and FHLMC. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

Collateralized Mortgage Obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A Fund will only invest in SMBS whose Mortgage Assets are U.S. Government Obligations.

A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds. For additional information concerning mortgage-backed securities, see the related SAI.


The mortgage-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow thereby lengthening duration and potentially reducing the value of these securities. The debt securities held by the Funds also may be subject to credit risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Any such defaults or adverse changes in an issuer's financial condition or credit rating may adversely affect the value of the Funds' portfolio investments and, hence, the value of your investment in the corresponding Fund.


NON-MORTGAGE ASSET-BACKED SECURITIES: Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Prime Fund generally limits investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.


The Funds (except Nations Tax Exempt Fund and Nations International Growth Fund) will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase. Nations Small Company Growth Fund and Nations U.S. Government Bond Fund will limit their investments in interest-bearing savings deposits of commercial and sav-ings banks to 5% of total assets. Nations Prime Fund may invest up to 100% of its assets in obligations issued by banks. The Nations Prime Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).


Eurodollar obligations, Yankee dollar obligations, and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, certain of the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, certain of the Funds may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. A Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Currently, Nations Treasury Fund has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.

COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. The Nations Prime Fund will limit purchases of commercial instruments to instruments which: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by Nations Fund, Inc.'s Board of Directors on the advice of the Adviser.

Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable and floating rate instruments.


CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: Certain of the Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.


FIXED INCOME INVESTING: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.

FOREIGN CURRENCY TRANSACTIONS: Certain of the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, the Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.


FOREIGN SECURITIES: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs, in registered form, are designed for use in the U.S. securities market. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: Certain of the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAIs.

GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Money Market Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. The Non-Money Market Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by the Nations Prime Fund may be subject to this limitation.

If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.


LOWER-RATED DEBT SECURITIES: Certain of the Funds may invest in lower-rated debt securities. Lower rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing.



The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Boards, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and a Fund's ability to dispose of these lower-rated bonds.


The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to serve their payment obligations, meet projected goals, or obtain additional financing may be impaired.

Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.

MONEY MARKET INSTRUMENTS: With respect to Non-Money Market Funds, the term "money market instruments" refers to instruments with remaining maturities of one year or less. With respect to Money Market Funds, the term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

Municipal securities also may include municipal lease obligations, including certificates of participation in municipal leases, and units of participation in trusts holding pools of tax-exempt leases. A Fund may acquire municipal lease obligations that may be assigned by the lessee to another party provided the obligation continues to provide tax-exempt interest. Each Fund will not purchase municipal lease obligations to the extent it holds municipal lease obligations and illiquid securities in an amount exceeding 10% of its total assets unless the Adviser determines that the municipal lease obligations are liquid pursuant to guidelines established by the Funds' Boards. Pursuant to these guidelines, the Adviser, in making this liquidity determination, will consider, among other factors, the strength and nature of the secondary market for such obligations, the prospect for its future marketability and whether such obligations are rated. The Funds expect that they will only purchase rated municipal lease obligations.

Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal securities. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities.

In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified municipal securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.

A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying municipal securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Boards. Nations Tax Exempt Fund may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in municipal securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.


OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.


REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.


REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.



SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in their judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.



SHORT-TERM TRUST OBLIGATIONS: Certain of the Funds may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by such trusts, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trusts. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.


STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: Certain of the Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. Certain Funds may invest in securities with demand features where (a) the security or its issuer has received a short-term rating from an NRSRO; and (b) the issuer of the demand featuer, or another institution, undertakes to notify promptly the holder of the security in the event that the demand feature is substituted with a demand feature provided by another issuer. (Note, however, that certain securities first issued on or before June 3, 1996 are not subject to these rating and notice requirements.) An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description Of Ratings

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

     AAA -- This is the highest rating assigned by S&Pto a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


The following summarizes the two highest rating categories used by Fitch for short-term obligations:


     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

The following summarizes the four highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the two highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.


     A1 -- Obligations supported by the highest capacity for timely repayment.

Prospectus


                                    PRIMARY A SHARES
                                      AUGUST 1, 1997



                        NATIONS INTERNATIONAL
                           EQUITY FUND
                        NATIONS INTERNATIONAL
                           GROWTH FUND
                        NATIONS EMERGING MARKETS FUND
                        NATIONS PACIFIC GROWTH FUND
                        NATIONS GLOBAL GOVERNMENT
                           INCOME FUND


INVESTMENT ADVISER: NationsBanc Advisors, Inc.
SUB-INVESTMENT ADVISER: Gartmore Global Partners
DISTRIBUTOR: Stephens Inc.


TR-96129-897


(Nations Funds Logo appears here)

Prospectus


                                    PRIMARY A SHARES
                                     AUGUST 1, 1997

This Prospectus describes four equity                      Nations International
portfolios -- NATIONS INTERNATIONAL                        Equity Fund
EQUITY FUND, NATIONS INTERNATIONAL GROWTH FUND,
NATIONS EMERGING MARKETS FUND and NATIONS PACIFIC
GROWTH FUND -- and one bond portfolio -- NATIONS
GLOBAL GOVERNMENT INCOME FUND (each, a "Fund") -- of       Nations International
Nations Fund, Inc. and Nations Fund Portfolios, Inc.       Growth Fund
("Nations Portfolios"), each an open-end management
investment company in the Nations Funds Family
("Nations Funds" or "Nations Funds Family"). This
Prospectus describes one class of shares of each           Nations Emerging
Fund -- Primary A Shares.                                  Markets Fund

This Prospectus sets forth concisely the information
about each Fund that a prospective purchaser of
Primary A Shares should consider before investing.         Nations Pacific
Investors should read this Prospectus and retain it        Growth Fund
for future reference. Additional information about
Nations Fund, Inc. and Nations Portfolios is contained
in separate Statements of Additional Information
(the "SAIs"), that have been filed with the Securities      Nations Global
and Exchange Commission (the "SEC") and Government Income   Government Income
are available upon request without charge by writing        Fund
or calling Nations Funds Fund at its address or telephone number shown below. The SAIs for Nations Fund, Inc.
and Nations Portfolios, each dated August 1, 1997, are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is investment adviser to the Funds. Gartmore Global
Partners ("Gartmore") is investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or Gartmore as the context may require.

SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                    For Fund information call:
                                                    1-800-765-2668

                                                    Nations Funds
                                                    c/o Stephens Inc.
                                                    One NationsBank Plaza
                                                    33rd Floor
                                                    Charlotte, NC 28255
                                                    (Nations Funds logo
                                                     appears here).

                            Table  Of  Contents

                            Prospectus Summary                                 3
About The
Funds                       Expenses Summary                                   4

                            Financial Highlights                               5

                            Objectives                                         8

                            How Objectives Are Pursued                         9

                            How Performance Is Shown                          13

                            How The Funds Are Managed                         16

                            Organization And History                          19


About Your                  How To Buy Shares                                 20
Investment
                            How To Redeem Shares                              20

                            How To Exchange Shares                            21

                            How The Funds Value Their Shares                  21

                            How Dividends And Distributions Are Made;

                            Tax Information                                   22

                            Appendix A -- Portfolio Securities                23

                            Appendix B -- Description Of Ratings              27

                            NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                            INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

Prospectus Summary

(Bullet) TYPE OF COMPANIES: Open-end management investment companies.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:

         (Bullet) Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

         (Bullet) Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

         (Bullet) Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

         (Bullet) Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

         (Bullet) Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.

(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. Gartmore Global Partners provides sub-advisory services to the Funds. See "How The Funds Are Managed."

(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations International Equity, Nations
         Emerging Markets and Nations Pacific Growth Funds declare and pay dividends from net investment income each calendar quarter and Nations Global Government Income Fund declares dividends daily and pays them monthly. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

(Bullet) RISK FACTORS: The Funds are designed for long-term investors seeking international diversification and who are willing to bear the risks associated with international investing, such as foreign currency fluctuations and economic and political risks. For a discussion of these and other factors, See "How Objectives Are Pursued -- Special Risk Considerations Relevant to an Investment in the Funds."

(Bullet) MINIMUM PURCHASE: $250,000 minimum initial investment per record holder. See "How To Buy Shares."

Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Primary A Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.

PRIMARY A SHARES

<Captions>
                                                                                                               Nations
                                                                                                               Global
                                             Nations          Nations          Nations          Nations      Government
                                          International    International      Emerging      Pacific Growth     Income
SHAREHOLDER TRANSACTION EXPENSES           Equity Fund      Growth Fund     Markets Fund         Fund

Sales Load Imposed on Purchases               None             None             None             None           None
Deferred Sales Load                           None             None             None             None           None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees                              .90%             .90%             1.10%            .90%            .70%
All Other Expenses                           .26%             .22%             .64%             .52%            .56%
Total Operating Expenses                    1.16%            1.12%            1.74%            1.42%           1.26%

EXAMPLES:

You would pay the following expenses on a $1,000 investment in Primary A Shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                                                                              Nations
                                                                                                               Global
                                             Nations          Nations          Nations          Nations      Government
                                          International    International      Emerging      Pacific Growth     Income
                                           Equity Fund      Growth Fund     Markets Fund         Fund           Fund

1 Year                                        $ 12             $ 11             $ 18             $ 14           $13
3 Years                                       $ 37             $ 36             $ 55             $ 45           $40
5 Years                                       $ 64             $ 62             $ 94             $ 78           $69
10 Years                                      $141             $136             $205             $170          $152

The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Primary A Shares will bear either directly or indirectly. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed."

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

Financial Highlights

The following financial information has been derived from the audited financial statements of Nations Fund, Inc. and Nations Portfolios. Price Waterhouse LLP is the independent accountant to Nations Fund, Inc. and Nations Portfolios. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund, Inc. and Nations Portfolios accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. For more information see "Organization And History." Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant.

Information for Primary A Shares of Nations International Growth Fund has been derived from the audited financial statements dated May 16, 1997 for the Pilot Shares of The Pilot Funds' Pilot International Equity Fund, the predecessor fund to Nations International Growth Fund. This information has been audited by Arthur Andersen LLP and is provided to help you understand the historical performance of the Fund and its predecessor. The reports of Arthur Anderson LLP accompany the financial statements dated May 16, 1997 and are incorporated by reference in the SAI, which is available upon request.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS INTERNATIONAL EQUITY FUND

                                                    YEAR            PERIOD            YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES                                  03/31/97#      03/31/96(a)#       05/31/95#        05/31/94#        05/31/93#
Operating performance:
Net asset value, beginning of period             $   13.50        $   11.75       $   12.06         $   10.60        $   10.40
Net investment income/(loss)                          0.08             0.07            0.14              0.09             0.09
Net realized and unrealized gain/(loss) on
  investments                                         0.11             1.80           (0.20)             1.44             0.21
Net increase/(decrease) in net asset value
  from operation                                      0.19             1.87           (0.06)             1.53             0.30
Distributions:
Dividends from net investment income                 (0.11)           (0.06)          (0.03)            (0.05)           (0.08)
Distributions in excess of net investment
  income                                             (0.00)(c)        (0.04)             --                --               --
Distributions from net realized capital gains        (0.42)           (0.02)          (0.12)            (0.02)           (0.02)
Distributions in excess of net realized
  capital gains                                      (0.03)              --           (0.10)               --               --
Total dividends and distributions                    (0.56)           (0.12)          (0.25)            (0.07)           (0.10)
Net asset value, end of period                   $   13.13        $   13.50       $   11.75         $   12.06        $   10.60
Total return++                                        1.32%           16.01%          (0.46)%           14.37%            3.14%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)             $ 976,855        $ 849,731       $ 572,940         $ 401,559        $ 118,873
Ratio of operating expenses to average net
  assets                                              1.16%            1.17%+          1.03%             1.17%            1.30%
Ratio of net investment income/(loss) to
  average net assets                                  0.62%            0.65%+          1.17%             0.75%            1.03%
Portfolio turnover rate                                 36%              26%             92%               39%              41%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        --             1.18%+          1.04%             1.18%            1.32%
Net investment income (loss) per share
  without waivers and/or expense
  reimbursements                                        --        $    0.07       $    0.14         $    0.08        $    0.10
Average commission rate paid (b)                 $  0.0279        $  0.0272              --                --               --

                                                    PERIOD
                                                    ENDED
PRIMARY A SHARES                                  05/31/92*
Operating performance:
Net asset value, beginning of period            $   10.00
Net investment income/(loss)                         0.08
Net realized and unrealized gain/(loss) on
  investments                                        0.36
Net increase/(decrease) in net asset value
  from operation                                     0.44
Distributions:
Dividends from net investment income                (0.04)
Distributions in excess of net investment
  income                                               --
Distributions from net realized capital gains          --
Distributions in excess of net realized
  capital gains                                        --
Total dividends and distributions                   (0.04)
Net asset value, end of period                  $   10.40
Total return++                                       4.43%+++
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $  83,970
Ratio of operating expenses to average net
  assets                                             1.33%+
Ratio of net investment income/(loss) to
  average net assets                                 1.81%+
Portfolio turnover rate                                11%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     1.43%+
Net investment income (loss) per share
  without waivers and/or expense
  reimbursements                                $    0.03
Average commission rate paid (b)                       --


  * Nations International Equity Fund Primary A Shares commenced operations on December 2, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.
(c) Amount represents less than $0.01 per share.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS INTERNATIONAL GROWTH FUND

                                                               PERIOD            YEAR             YEAR             YEAR
                                                                ENDED            ENDED            ENDED            ENDED
PRIMARY A SHARES*                                             05/16/97         08/31/96         08/31/95         08/31/94
Operating performance:
Net asset value at the beginning of the period              $   17.05        $     16.24      $     16.34      $     14.14
Net investment income/(loss)                                     0.05               0.18             0.13(f)          0.11(f)
Net realized and unrealized gain/(loss) on investments           2.76               1.61            (0.22)(f)         1.65(f)
Net realized and unrealized gain/(loss) on foreign
  currency related transactions                                 (0.92)             (0.13)            0.39(f)          0.59(f)
Total income (loss) from investment activities                   1.89               1.66             0.30             2.35
Distributions from net investment income                        (0.17)             (0.46)           (0.11)              --
Distributions from net realized gain on investments and
  foreign currency related transactions                         (0.34)             (0.39)           (0.29)           (0.15)
Net asset value at the end of the period                    $   18.43        $     17.05      $     16.24      $     16.34
Total return (a)                                                11.28%(c)          10.64%            2.08%           16.75%
Portfolio turnover rate (g)                                     33.68%             22.31%           35.91%           35.40%
Ratio of expenses to average net assets                          1.18%(d)           1.08%            1.18%            1.12%
Ratio of net investment income (loss) to average net
  assets                                                         0.47%(d)           0.69%            0.82%            0.75%
Net assets at end of period (in 000's)                      $ 701,033        $   579,019      $   363,212      $   307,561
Average Commission Rate (h)                                 $  0.0107        $    0.0160               --               --


                                                                EIGHT
                                                               MONTHS
                                                                ENDED
PRIMARY A SHARES*                                           08/31/93 (b)
Operating performance:
Net asset value at the beginning of the period              $   13.15
Net investment income/(loss)                                    (0.01)(f)
Net realized and unrealized gain/(loss) on investments           1.10(f)
Net realized and unrealized gain/(loss) on foreign
  currency related transactions                                 (0.10)(f)
Total income (loss) from investment activities                   0.99
Distributions from net investment income                           --
Distributions from net realized gain on investments and
  foreign currency related transactions                            --
Net asset value at the end of the period                    $   14.14
Total return (a)                                                 7.53%(c)
Portfolio turnover rate (g)                                     26.65%(e)
Ratio of expenses to average net assets                          1.31%(d)
Ratio of net investment income (loss) to average net
  assets                                                        (0.56)%(d)
Net assets at end of period (in 000's)                      $ 195,548
Average Commission Rate (h)                                        --

  * Primary A Shares of Nations International Growth Fund were formerly Pilot Shares of the Pilot International Equity Fund, a predecessor portfolio.

 (a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges.

 (b) Pilot Shares were initially issued on July 26, 1993.

 (c) Not annualized.

 (d) Annualized.

 (e) Excludes the transfer of assets effective on August 6, 1993 from a collective trust for which Boatmen's Trust Company served as trustee.

 (f) Calculated based on the average shares outstanding methodology.

 (g) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued and is not annualized.

(h) The average commission rate represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS EMERGING MARKETS FUND

                                                                                                           YEAR
                                                                                                           ENDED
PRIMARY A SHARES                                                                                         03/31/97#
Operating performance:
Net asset value, beginning of period                                                                   $    10.34
Net investment income/(loss)                                                                                 0.01
Net realized and unrealized gain on investments                                                              1.21
Net increase in net asset value from operations                                                              1.22
Dividends from net investment income                                                                        (0.02)
Distributions in excess of net investment income                                                            (0.07)
Distributions from net realized capital gains                                                               (0.06)
Total dividends and distributions                                                                           (0.15)
Net asset value, end of period                                                                         $    11.41
Total return++                                                                                              11.97%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)                                                                 $   76,483
Ratio of operating expenses to average net assets                                                            1.74%
Ratio of net investment income to average net assets                                                         0.13%
Portfolio turnover rate                                                                                        31%
Average commission rate paid (a)                                                                       $   0.0003

                                                                                                          PERIOD
                                                                                                           ENDED

PRIMARY A SHARES                                                                                        03/31/96*#

Operating performance:
Net asset value, beginning of period                                                                   $    10.00
Net investment income/(loss)                                                                                (0.03)
Net realized and unrealized gain on investments                                                              0.37
Net increase in net asset value from operations                                                              0.34
Dividends from net investment income                                                                           --
Distributions in excess of net investment income                                                             0.00**
Distributions from net realized capital gains                                                                  --
Total dividends and distributions                                                                            0.00**
Net asset value, end of period                                                                         $    10.34
Total return++                                                                                               3.42%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)                                                                 $   47,560
Ratio of operating expenses to average net assets                                                            2.13%+
Ratio of net investment income to average net assets                                                        (0.38)%+
Portfolio turnover rate                                                                                        17%
Average commission rate paid (a)                                                                       $   0.0004

  * Nations Emerging Markets Fund Primary A Shares commenced operations on June 30, 1995.
 ** Amount represents less than $0.01 per share.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

NATIONS PACIFIC GROWTH FUND

                                                                                                           YEAR
                                                                                                           ENDED
PRIMARY A SHARES                                                                                         03/31/97
Operating performance:
Net asset value, beginning of period                                                                   $    10.24
Net investment income/(loss)                                                                                 0.04
Net realized and unrealized gain/(loss) on investments                                                       0.19
Net increase/(decrease) in net asset value from operations                                                   0.23
Dividends from net investment income                                                                        (0.03)
Distributions in excess of net investment income                                                            (0.03)
Distributions from net realized capital gains                                                                  --
Distributions in excess of net realized capital gains                                                          --
Total dividends and distributions                                                                           (0.06)
Net asset value, end of period                                                                              10.41
Total return++                                                                                               2.18%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                   $  122,887
Ratio of operating expenses to average net assets                                                            1.42%
Ratio of net investment income/(loss) to average net assets                                                  0.39%
Portfolio turnover rate                                                                                        78%
Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                --
Net investment income/(loss) per share without waivers and/or expense reimbursements                           --
Average commission rate paid (a)                                                                       $   0.0126

                                                                                                          PERIOD
                                                                                                           ENDED

PRIMARY A SHARES                                                                                        03/31/96*#

Operating performance:
Net asset value, beginning of period                                                                   $    10.00
Net investment income/(loss)                                                                                (0.02)
Net realized and unrealized gain/(loss) on investments                                                       0.29
Net increase/(decrease) in net asset value from operations                                                   0.27
Dividends from net investment income                                                                           --
Distributions in excess of net investment income                                                            (0.03)
Distributions from net realized capital gains                                                                  --
Distributions in excess of net realized capital gains                                                          --
Total dividends and distributions                                                                           (0.03)
Net asset value, end of period                                                                              10.24
Total return++                                                                                               2.66%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)                                                                 $   95,210
Ratio of operating expenses to average net assets                                                            1.76%+
Ratio of net investment income/(loss) to average net assets                                                 (0.27)%+
Portfolio turnover rate                                                                                        23%
Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                --
Net investment income/(loss) per share without waivers and/or expense reimbursements                           --
Average commission rate paid (a)                                                                       $   0.0178

  * Nations Pacific Growth Fund Primary A Shares commenced operations on June 30, 1995.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR A PRIMARY A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS GLOBAL GOVERNMENT INCOME FUND

                                                                                                           YEAR
                                                                                                           ENDED
PRIMARY A SHARES                                                                                         03/31/97#
Operating performance:
Net asset value, beginning of period                                                                   $    10.07
Net investment income                                                                                        0.47
Net realized and unrealized gain/(loss) on investments                                                      (0.03)
Net increase in net asset value from operations                                                              0.44
Distributions:
Dividends from net investment income                                                                        (0.46)
Distributions in excess of net investment income                                                            (0.10)
Distributions from net realized capital gains                                                               (0.16)
Total dividends and distributions                                                                           (0.72)
Net asset value, end of period                                                                         $     9.79
Total return++                                                                                               4.25%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                   $   28,130
Ratio of operating expenses to average net assets                                                            1.26%
Ratio of net investment income to average net assets                                                         4.60%
Portfolio turnover rate                                                                                       100%

                                                                                                          PERIOD
                                                                                                           ENDED

PRIMARY A SHARES                                                                                         03/31/96*
Operating performance:
Net asset value, beginning of period                                                                   $    10.00
Net investment income                                                                                        0.39
Net realized and unrealized gain/(loss) on investments                                                       0.11
Net increase in net asset value from operations                                                              0.50
Distributions:
Dividends from net investment income                                                                        (0.37)
Distributions in excess of net investment income                                                            (0.02)
Distributions from net realized capital gains                                                               (0.04)
Total dividends and distributions                                                                           (0.43)
Net asset value, end of period                                                                         $    10.07
Total return++                                                                                               5.03%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)                                                                 $   24,753
Ratio of operating expenses to average net assets                                                            1.32%+
Ratio of net investment income to average net assets                                                         5.17%+
Portfolio turnover rate                                                                                       213%

  * Nations Global Government Income Fund Primary A Shares commenced operations on June 30, 1995.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

Objectives

NATIONS INTERNATIONAL EQUITY FUND: Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

NATIONS INTERNATIONAL GROWTH FUND: Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

NATIONS EMERGING MARKETS FUND: Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

NATIONS PACIFIC GROWTH FUND: Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

NATIONS GLOBAL GOVERNMENT INCOME FUND: Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.

Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of the Funds will fluctuate based on market conditions. Therefore, investors should not rely upon the Funds for short-term financial needs, nor are the Funds meant to provide a vehicle for participating in short-term swings in the stock market.

How Objectives Are Pursued

NATIONS INTERNATIONAL EQUITY FUND: The Fund intends to diversify investments broadly among countries and normally to invest in securities representing at least three different countries. The Fund may invest in companies in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in companies in one or two countries.

In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks; bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.

The Fund also may invest in American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers, securities of foreign investment funds or trusts and real estate investment trust securities. For additional information concerning the Fund's investment practices, see "Appendix A."

The Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return and forward foreign exchange contracts; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("the CFTC") and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund may invest in restricted, private placement and other illiquid securities, repurchase agreements, and securities issued by other investment companies, consistent with the Fund's investment objective and policies. See "Appendix A" for additional information concerning the investment practices of the Fund.

NATIONS INTERNATIONAL GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in foreign equity securities listed on major exchanges, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. The Fund may purchase the stock of small-, mid- and large-capitalization companies.

The Fund may invest up to 35% of its total assets in securities of issuers domiciled in developing countries. These countries are generally located in Eastern Europe, the Asia-Pacific region, Latin and South America, Africa and, subject to approval by the Board of Directors, the former Soviet Union and the Middle East. Debt securities, if any, purchased by the Fund will be rated in the top two categories by a nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations (such as the International Bank for Reconstruction and Development (the "World Bank")) and money market instruments.

The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements.

The Fund may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk-management. The Fund also may lend its portfolio securities to qualified institutional investors and may invest in restricted, private placement and other illiquid securities. Additionally, the Fund may invest in ADRs, GDRs, EDRs and ADSs, as well as purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar denominated instruments. See "Appendix A" for additional information concerning the investment practices of the Fund.

NATIONS EMERGING MARKETS FUND: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in equity securities of companies in emerging markets.

The Fund considers countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the World Bank; and

(iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Emerging markets include, but are not limited to: Argentina, Brazil, Chile, China, Czech Republic, Colombia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.

A company will be considered in a country, market or region if it conducts its principal business activities in the country, market or region. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its assets situated in such country, market or region.

Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, GDRs, EDRs, and ADSs of such issuers.

The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Funds," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

The Fund also may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return and forward foreign exchange contracts; and U.S. and foreign exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund may invest in restricted, private placement and other illiquid securities, repurchase agreements, and securities issued by other investment companies, consistent with the Fund's investment objective and policies.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" for additional information concerning the investment practices of the Fund.

NATIONS PACIFIC GROWTH FUND: The Fund seeks to achieve its objective by investing primarily in securities of issuers in the regions known as the Pacific Basin and the Far East. An issuer will be considered in a region if it conducts its principal business activities in the region. An issuer will be considered to conduct its principal business activities in a region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such region or has at least 50% of its assets situated in such region. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers in Japan.

The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capac-ity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.

The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Funds," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

The Fund may invest in ADRs, GDRs, EDRs and ADSs. The Fund also may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return and forward foreign exchange contracts; and U.S. and foreign exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund may invest in restricted, private placement and other illiquid securities, repurchase agreements, and securities issued by other investment companies, consistent with the Fund's investment objective and policies.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" for additional information concerning the investment practices of the Fund.

NATIONS GLOBAL GOVERNMENT INCOME FUND: In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.

The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Funds," below. Because the Fund intends to invest a large portion of its assets in foreign Government Securities, the Fund is a "non-diversified" investment company for purposes of the Investment Company Act of 1940 (the "1940 Act"). The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency.

The Fund is managed in accordance with an overall global investment strategy which means that Fund investments are allocated among securities denominated in U.S. dollars and the currencies of a number of foreign countries. The Fund's exposure to various count-ries and currencies will vary in accordance with the Adviser's assessment of the relative yield and appreciation of such securities. Fundamental economic strength, credit quality and interest rate trends are the principal factors considered by the Adviser in determining whether to increase or decrease the emphasis placed upon a particular country or particular type of security within the Fund's investment portfolio.

Under normal market conditions, the Fund intends to invest primarily in securities rated "A" or better at the time of purchase by Moody's or S&P and unrated securities that, at the time of purchase will be determined to be of comparable quality by the Adviser. The Fund also may invest in securities rated "Baa" by Moody's or "BBB" by S&P, but does not, as a general matter, intend to invest more than 10% of its total assets in such securities. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such event in determining whether the Fund should continue to hold the obligation. In no event will the Fund hold more than 5% of its total net assets in securities rated below investment grade. See "Appendix B" below for a description of these rating designations. The Adviser expects that the Fund's dollar-weighted average maturity will not be greater than 15 years under normal market conditions.

Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.

The Fund also may invest in money market instruments and certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return and forward foreign exchange contracts; and U.S. and foreign exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund may invest in restricted, private placement and other illiquid securities, repurchase agreements, and securities issued by other investment companies, consistent with the Fund's investment objective and policies.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" for additional information concerning the investment practices of the Fund.

SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE FUNDS: Investors should understand and consider carefully the special risks involved in foreign investing. In addition, each Fund presents unique risks of which investors should be aware.

Investors in Nations International Equity Fund should be aware that the Fund may, from time to time, invest up to 5% of its total assets in securities of companies located in Eastern Europe. Economic and political reforms in this region are still in their infancy. As a result, investment in such countries would be highly speculative and could result in losses to the Fund and, thus, to its shareholders.

Investors in Nations Pacific Growth Fund should understand and consider carefully the special risks involved in investing in the Pacific Basin and Far East. Countries in the Pacific Basin and Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties.

The same is true, but even more so, for the emerging market countries in which the Nations Emerging Markets Fund invests. Although the Fund believes that its investments present the possibility for significant growth over the long term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid.

The above risk considerations are also relevant to an investment in Nations International Growth Fund.

Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness. In general, bond prices rise when interest rates fall, and vice versa.

Moreover, for each of the Funds, investing in securities denominated in foreign currencies and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunities and risks not typically associated with investing in U.S. dollar-denominated securities. Additionally, changes in the value of foreign currencies can significantly affect a Fund's share price. General economic and political factors in the various world markets also can impact a Fund's share price.

The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also higher than the typical domestic equity mutual fund.

Risks unique to international investing include: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; (7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries.

PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. For the Funds' portfolio turnover rates, see "Financial Highlights." If a Fund's portfolio turnover rate exceeds 100%, it may result in higher costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gains tax consequences. While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate will not exceed 100% for Nations International Growth Fund.

INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of a Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in each Fund's respective SAI.

Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of a Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply (a) with respect to the Nations Global Government Income Fund, to investments in foreign Government Securities; and (b) to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

Nations Global Government Income Fund may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of such Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.

4. Nations International Growth Fund may not borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while such Fund has borrowings outstanding in an amount exceeding 5% of its total assets.

The investment objective and policies of each Fund, unless otherwise specified, may be changed without shareholder approval. Shareholders of Nations International Growth Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current position and needs.

In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.

How Performance Is Shown

From time to time the Funds may advertise the total return and yield on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total per-centage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return also may be presented for other periods.

"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period.

Set forth below is certain performance data for the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite, reflecting the performance of private accounts, including U.K. authorized unit trusts, managed by Gartmore plc, as defined below. The performance data for these accounts is deemed relevant because the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite have investment objectives, policies and restrictions that are substantially similar to those of Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. There is substantial continuity between the portfolio managers of Gartmore plc who were responsible for managing those accounts and the portfolio managers of Gartmore who are responsible for managing Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF GARTMORE OR THE FUNDS.

PACIFIC EX-JAPAN COMPOSITE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*

                              One Year       Two Years     Three Years    Four Years
Pacific Ex-Japan Composite        3.95%          8.44%          7.79%         17.11%

Morgan Stanley Capital
 Int'l. Combined
 Far East
 (Ex-Japan)
 Free Index(1)                   -2.44%          8.58%          7.08%         15.62%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*

                                                                          Since
                                                                        Inception
                          Five Years      Six Years     Seven Years     (1/1/88)
Pacific Ex-Japan
 Composite                    18.84%         18.08%         14.79%         20.42%
Morgan Stanley Capital
 Int'l. Combined
 Far East
 (Ex-Japan)
 Free Index(1)                16.69%         16.61%         15.77%         19.02%

ANNUAL TOTAL RETURNS*

                                                     Morgan Stanley
                                                        Capital
                                                     International
                                    Pacific        Combined Far East
                                    Ex-Japan           (Ex-Japan)
                                   Composite          Free Index**
1988                                    11.9%               30.0%
1989                                   58.40%               32.1%
1990                                     0.0%               -6.5%
1991                                    22.1%               31.0%
1992                                    22.9%               21.8%
1993                                   110.0%              103.4%
1994                                   -13.9%              -17.5%
1995                                     4.0%                8.8%
1996                                    13.5                11.1

 * The average annual total returns and annual total returns are net of fees. The fees for these accounts were 1% per annum until September 30, 1988, and 1.5% per annum thereafter. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.

(1) The Morgan Stanley Capital International Combined Far East (Ex-Japan) Free Index is a capitalization-weighted index that tracks 7 countries and represents only those securities that are available for investment by international investors; many issues are still restricted to domestic investors in certain Pacific Basin countries.

EMERGING MARKETS COMPOSITE
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*

                                                                          Four Years
                                                                            Since
                                                                          Inception
                              One Year       Two Years     Three Years      1/1/93
Emerging Markets Composite        16.2%          11.1%          -1.8%          10.2%
IFC Investables Index(1)          11.4%          13.4%           3.1%         13.39%

ANNUAL TOTAL RETURNS*

                                     Emerging
                                      Markets          IFC Investables
                                     Composite             Index(1)
1993                                    76.5%                79.6%
1994                                   -19.0%               -12.0%
1995                                   -11.3%                -8.5%
1996                                    13.0%                 9.4%


 * The average annual total returns and annual total returns have been calculated since inception (1/1/93) and are net of fees. The fees for these accounts were 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.

(1) The IFC Investables Index includes over 1,100 stocks representing 27 stock markets in developing countries, and reflects the accessibility of markets and individual stocks for foreign ownership.

GLOBAL GOVERNMENT BOND
EX-U.K. COMPOSITE
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*

                             One Year           Two Years          Three Years
Global Government Bond
 Ex-U.K.
 Composite**                     -1.2%               4.4%                6.1%
J.P. Morgan Global
 Government Bonds
 Index(1)                         1.0%               3.9%                6.5%


                                                                          Since
                                                                       Inception
                                Four Years          Five Years          10/1/90
Global Government Bond
 Ex-U.K. Composite**                 6.2%                8.4%             10.31%
J.P. Morgan Global
 Government Bonds Index(1)           6.5%                7.9%              8.97%

ANNUAL TOTAL RETURNS*

                                     Global             J.P. Morgan
                                   Government             Global
                                  Bond Ex-U.K.          Government
                                    Composite          Bonds Index(1)
1991                                    20.8%                16.0%
1992                                     4.8%                 5.2%
1993                                    15.0%                11.6%
1994                                    -0.9%                 1.5%
1995                                    22.8%                19.6%
1996                                     0.6%                 3.5%


 * The average annual total returns and annual total returns have been calculated since inception (10/1/90) and are net of fees. The fees on these accounts varied by contractual agreement and have been assumed to be 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.

** The accounts of the Global Government Bond Ex-U.K. Composite do not invest in securities of U.K. issuers, which are permissible investments for Nations Global Government Income Fund. However, inclusion of such securities, to the extent of their representation in the J.P. Morgan Global Government Bond Index, would not have materially affected their total returns.

(1) The J.P. Morgan Global Government Bonds Index is a capitalization-weighted index that tracks government bonds issued in 13 countries located in the United States, Europe and the Far East.

Set forth below is the average annual total return and annual total return for Nations International Equity Fund for the periods ending March 31, 1997:

NATIONS INTERNATIONAL
EQUITY FUND
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997

                                                                            Since
                                 One           Three          Five        Inception
                                Year           Years         Years       on 12/2/91
Nations International
 Equity Fund                      1.32%          6.23%          8.24%         7.10%
Morgan Stanley Capital
 International EAFE Indexl        1.46%          6.53%         10.57%         6.01%

ANNUAL TOTAL RETURNS

                                                       Morgan Stanley
                                       Nations             Capital
                                    International       International
                                     Equity Fund         EAFE Indexl

1992                                       -8.6%             -12.2%
1993                                      27.21%              32.6%
1994                                        2.6%               7.8%
1995                                        8.5%              11.2%
1996                                        8.5%               6.1%


(1) The Morgan Stanley Capital International EAFE Index represents an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia and the Far East.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and such Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.

In addition to Primary A Shares, the Funds offer Primary B, Investor A, Investor B (formerly Investor N Shares) and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of the Funds' shares. Any quotation of total return or yield not reflecting CDSCs would be reduced if such sales charges were reflected. Any fees charged by a Selling Agent or Servicing Agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or your Institution, as defined below or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.

How The Funds Are Managed

The business and affairs of Nations Fund, Inc. and Nations Portfolios are managed under the direction of their respective Boards of Directors. The Nations Fund, Inc. and Nations Portfolios' SAIs contain the names of and general background information concerning each Director of Nations Fund, Inc. and Nations Portfolios.

Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds pursuant to sub-advisory agreements. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited an indirect, wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a UK company which is the holding company for a leading UK-based international fund management group of companies. National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore plc.

Subject to the general supervision of Nations Fund, Inc.'s and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in the Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .90% of each of Nations International Equity Fund's, Nations International Growth Fund's and Nations Pacific Growth Fund's average daily net assets; 1.10% of Nations Emerging Markets Fund's average daily net assets; and .70% of Nations Global Government Income Fund's average daily net assets.

For services provided and expenses assumed pursuant to sub-advisory agreements, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rates of: .70% of Nations International Equity Fund's average daily net assets; .85% of Nations Emerging Markets Fund's average daily net assets; .70% of Nations Pacific Growth Fund's average daily net assets; and .54% of Nations Global Government Income Fund's average daily net assets. For services provided, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rate of .40% of Nations International Growth Fund's average daily net assets up to and including $325,000,000 in assets and .25% on assets in excess of $325,000,000. As of the date of this prospectus, the Board of Directors has approved, and recommended to shareholders that they approve, an increase in the fees to be paid by NBAI to Gartmore to .70% of Nations International Growth Fund's average daily net assets. This increase will be implemented as soon as practicable following receipt of shareholder approval.

From time to time, NBAI (and/or Gartmore) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Fund's average daily net assets:
Nations International Equity Fund -- .90%.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Emerging Markets Fund -- 1.10%, Nations Pacific Growth Fund -- .90% and Nations Global Government Income Fund -- .70%.

For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees at the rate of .48% of Nations International Growth Fund's (formerly the Pilot International Equity Fund) average daily net assets. During the same period, after waivers, the Pilot Funds paid Kleinwort Benson Investment Management Americas Inc., under a previous sub-advisory agreement, sub-advisory fees at the rate of .32% of Nations International Growth Fund's average daily net assets.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid Gartmore under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- .85%, Nations Pacific Growth Fund -- .70% and Nations Global Government Income Fund -- .54% and Nations International Equity
Fund -- .70%.

Stephen Watson is Principal Portfolio Manager of Nations International Equity Fund and has been the Portfolio Manager since February, 1995. He joined Gartmore as a Global Fund Manager in 1993 and currently holds the position of Head of the International and Global Portfolio Team. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manager for international clients. From 1980 to 1987 he was associated with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Montagu. Mr. Watson is a member of the Securities Institute.

Mark Rimmer is Principal Portfolio Manager of the Nations Global Government Income Fund and has been the Portfolio Manager since the Fund's inception. He has been associated with Gartmore since 1990 as an International Fixed Income Fund Manager. Previously, Mr. Rimmer managed multi-currency funds for institutional clients at Gulf International Bank in Bahrain, and prior to that he was a senior trader for Sumitomo Finance International, London. He graduated from Cambridge University with a degree in Economics.

Philip Ehrmann is Principal Portfolio Manager of Nations Emerging Markets Fund and is the Head of the Gartmore Emerging Markets Team. He has been the Portfolio Manager for the Fund since 1995. Prior to joining Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.

Seok Teoh is Principal Portfolio Manager of Nations Pacific Growth Fund and has been the Portfolio Manager since the Fund's inception. She has been associated with Gartmore since 1990 as the London based manager on its Far East Team. Previously, Ms. Teoh managed Far East equities for Rothschild Asset Management in Tokyo and in Singapore. She was also reponsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh, who is a native of Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.

Brian O'Neill is the Principal Senior Investment Manger of the Gartmore Global Portfolio Team and has been the Portfolio Manager of Nations International Growth Fund since July, 1997. Mr. O'Neill joined Gartmore as a Senior Investment Manager on the Global Portfolio Team in 1981 with responsibility for a variety of specialized global funds, including resource funds. Mr. O'Neill began his career with Royal Insurance in 1970 as an investment analyst specializing in United Kingdom research. He then expanded his field of expertise to include management of global equities, and in 1978 he moved to Antony Gibbs & Sons where he was appointed as a fund manager, specializing in global equities. Mr. O'Neill graduated from Glasgow University in 1969 with a MA Honours degree in Political Economy.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling

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judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.

First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Funds pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine net asset value per share and dividends of each class of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Fund's average daily net assets: Nations International Equity Fund -- .10%.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund
 -- .10%, Nations Pacific Growth Fund -- .10% and Nations Global Government Income Fund -- .10%.

NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.

Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker-dealer. Nations Portfolios has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to Institutions which assist customers in purchasing Primary A Shares of the Funds.

The Bank of New York (the "Custodian"), Avenue des Arts, 35 1040 Brussels, Belgium, serves as Custodian for the assets of the Funds.

First Data serves as the Transfer Agent for the Funds' Primary Shares. NationsBank of Texas, N.A. serves as the sub-transfer agent for the Funds' Primary Shares. The sub-transfer agent is located at 1401 Elm Street, Dallas, Texas 75202. In return for providing sub-transfer agency services for the Primary Shares of Nations Funds, NationsBank of Texas, N.A. is entitled to receive an annual fee from First Data of $251,000.

Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, MA 02110.

EXPENSES: The accrued expenses of each Fund are deducted from the Fund's total accrued income before dividends are declared. Each Fund's expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; taxes; interest; fees (including fees paid to Nations Funds' directors and officers); Federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Any general expenses of Nations Fund, Inc. or Nations Portfolios that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund, Inc. or Nations Portfolios or in such other manner as the relevant Board of Directors deems appropriate.

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
Organization And History

The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Portfolios, Nations Institutional Reserves and Nations LifeGoal Funds, Inc.. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.

NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Primary A Shares of the Nations International Equity Fund and Nations International Growth Fund of Nations Fund, Inc. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-765-2668.

Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.

As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

NATIONS PORTFOLIOS: Nations Portfolios was incorporated in Maryland on January 23, 1995. Nations Portfolios' fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 150,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Primary A Shares of Nations Portfolios. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-765-2668.

Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.

As of July 15, 1997, NationsBank and its affiliates possessed power or shared power to dispose of or vote more than 25% of the outstanding shares of Nations Portfolios and therefore would be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Portfolios' SAI. It is anticipated that Nations Portfolios will not hold annual

                                                                              19

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shareholder meetings on a regular basis unless required by the 1940 Act or
Maryland law.

Because this Prospectus combines disclosures on two separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund, Inc. and Nations Portfolios have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment

How To Buy Shares

There is a minimum initial investment of $250,000 for each record holder; there is no minimum subsequent investment.

Primary A Shares of the Funds may be sold to financial institutions (including NationsBank and its affiliated and correspondent banks) and fee-based planners acting on behalf of their customers, employee benefit plans, charitable foundations, endowments and to other funds in the Nations Funds Family.

Primary A Shares are sold at net asset value without the imposition of a sales charge. Financial institutions ("Institutions") acting on behalf of their customers ("Customers") may establish certain procedures for processing Customers' purchase orders and may charge their Customers for services provided to them in connection with their investments.

Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").
Nations Funds reserves the right to reject any purchase order. The issuance of Primary A Shares is recorded on the books of the Funds and share certificates are not issued. It is the responsibility of Institutions, when applicable, to record beneficial ownership of Primary A Shares and to reflect such ownership in the account statements provided to their Customers.

EFFECTIVE TIME OF PURCHASES: Purchase orders for Primary A Shares in the Funds that are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by a Fund's Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Institution or investor placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution or investor. Primary A Shares are purchased at net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent.

Institutions are responsible for transmitting orders for purchases of Primary A Shares by their Customers, and for delivering required funds, on a timely basis. It is Stephens' responsibility to transmit orders it receives to Nations Funds. Institutions should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

How To Redeem Shares

Redemption proceeds are normally remitted in federal funds wired to the redeeming Institution or investor within three Business Days after receipt of the order.

Institutions are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders it receives to Nations Funds. No charge for wiring redemption payments is imposed by Nations Funds, although Institutions may charge their Customer accounts for these or other services provided in connection with the redemption of Primary A Shares and may establish additional procedures. Information concerning any charges or procedures is available from the Institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens or by the Transfer Agent.

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
Nations Funds may redeem a shareholder's Primary A Shares if the balance in such shareholder's account with a Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. If a Customer has agreed with a particular Institution to maintain a minimum balance in his or her account at the Institution, and the balance in such Institution account falls below that minimum, the Customer may be obliged to redeem all or a part of his or her Primary A Shares in the Funds to the extent necessary to maintain the required minimum balance in such Institution account. Nations Funds also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

How To Exchange Shares

The exchange feature enables a shareholder of Primary A Shares of a Fund to acquire Primary A Shares of another fund when that shareholder believes that a shift between funds is an appropriate investment decision. An exchange of Primary A Shares for Primary A Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.

The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

If you have telephone exchange privileges, during periods of significant economic or market change, such telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the entity through which the original shares were purchased. Investors should consult their Institution or Stephens for further information regarding exchanges.

Primary A Shares may be exchanged by directing a request directly to the Institution, if any, through which the original Primary A Shares were purchased or in other cases Stephens or the Transfer Agent. Investors should consult their Institution, Stephens or their Transfer Agent for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Institution.

How The Funds Value Their Shares

The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities are valued at their fair value following procedures approved by the respective Boards of Directors.

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How Dividends And Distributions Are Made;
Tax Information

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid each calendar quarter by Nations International Equity Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund and are declared daily and paid monthly by Nations Global Government Income Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Primary A Shares of the Funds are eligible to receive dividends when declared provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.

The net asset value of Primary A Shares in each Fund will be reduced by the amount of any dividend or distribution. A dividend or distribution on newly purchased shares would therefore represent, in substance, a return of capital. However, such dividend or distribution would nevertheless be taxable. Dividends and distributions are paid in cash within five Business Days of the end of the quarter or the month to which the dividend relates. Dividends are paid in the form of additional Primary A Shares of the same Fund unless the Customer or investor has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Fund's Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his or her Primary A Shares in a Fund.

TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss will be taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an Individual Retirement Account are generally deferred under the Code.)

Corporate investors in the Funds may be eligible for the dividends-received deduction on the dividends (excluding the net capital gains dividends) paid by these Funds to the extent that a Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the Fund shares paying the dividends upon which the deduction is based for at least 46 days.

Substantially all of the net realized long-term capital gains of the Funds, if any, will be distributed at least annually to the Funds' shareholders. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from Federal income tax as long-term capital gains, regardless of how long the shareholders have held a Fund's shares and whether such gains are received in cash or reinvested in additional shares.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state and local taxes.

Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

Federal law requires Nations Funds to withhold 31% from dividends paid by Nations Funds and/or redemptions (including exchange redemptions) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. If the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding, a Fund is required by the Internal Revenue Service to withhold 31% of dividends and/or redemptions (including exchanges and redemptions in-kind). Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of tax. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.

Portions of each Fund's investment income may be subject to foreign income taxes withheld at their source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Generally, if more than 50% of the value of the total assets of each of those Funds consists of securities of foreign issuers, it may elect to "pass through" to its shareholders these foreign taxes, if any. Upon such an election, each shareholder will be required to include his or her pro rata portion thereof in his or her gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit against U.S. income tax for such an amount.

The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAIs.

Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies such Fund's permissible investments, and the SAIs contain more information concerning such investments.

BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Each Fund (except Nations International Growth Fund) will limit its investments in bank obligations so they do not exceed 25% of such Fund's total assets at the time of purchase.

U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations), and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objectives. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser, at the time of purchase, to be of comparable quality to rated instruments that may be acquired by the Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: To the extent provided under "How Objectives Are Pursued," the Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.

FIXED INCOME INVESTING: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.

FOREIGN CURRENCY TRANSACTIONS: To the extent provided under "How Objectives Are Pursued," the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund enters into these transactions either on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when such Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, a Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of such Fund and the flexibility of such Fund to purchase additional securities. Although forward contracts will be used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

FOREIGN SECURITIES: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid, and their prices more volatile, than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by the Funds may be subject to greater fluctuation in price than securities of domestic companies.

The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designd for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: To the extent provided under "How Objectives Are Pursued," the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as equity swap contracts, interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, such Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAIs.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. A Fund will not hold more than 15% of the value of its net assets in securities that are illiquid or such lower percentage as may be required by the states in which such Fund sells its shares. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice and illiquid restricted securities are subject to the limitation on illiquid securities.

If otherwise consistent with their investment objectives and policies, a Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by such Fund's Board of Directors or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date, rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

LOWER-RATED DEBT SECURITIES: Certain of the Funds may invest in lower-rated debt securities. Lower rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing.

The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accor-dance with procedures established by the Funds' Boards, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and a Fund's ability to dispose of these lower-rated bonds.

The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.

MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.

REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.

REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from such Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.

STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: The Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contact terms.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

Appendix B -- Description Of Ratings

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

The following summarizes the three highest rating categories used by Fitch for short-term obligations, each of which denotes securities that are investment grade:

     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

Thomson BankWatch Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

The following summarizes the four highest long-term ratings used by IBCA Limited and its affiliate, IBCA (collectively "IBCA"):

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

The following summarizes the three highest short-term debt ratings used by IBCA:

     A1+ -- Where issues possess a particularly strong credit feature.

     A1 -- Obligations supported by the highest capacity for timely repayment.

     A2 -- Obligations supported by a good capacity for timely repayment.

Prospectus


                                    PRIMARY B SHARES


                                      AUGUST 1, 1997



This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund") of Nations Fund Trust, Nations Fund, Inc. and Nations
Fund Portfolios, Inc. ("Nations Portfolios"), each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations
Funds Family"). This Prospectus describes one class of shares of each Fund -- Primary B Shares (formerly called Trust B Shares).



NATIONS PRIME FUND, NATIONS TREASURY FUND, NATIONS
GOVERNMENT MONEY MARKET FUND AND NATIONS TAX EXEMPT
FUND (THE "MONEY MARKET FUNDS") SEEK TO MAINTAIN A
NET ASSET VALUE OF $1.00 PER SHARE.



INVESTMENTS IN THE MONEY MARKET FUNDS ARE NEITHER
INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND
THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE
ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00
PER SHARE.
This Prospectus sets forth concisely the information about the Funds that a prospective purchaser of Primary B Shares should consider before investing.
Investors should read this Prospectus and retain it for future reference. Additional information about
Nations Fund Trust, Nations Fund, Inc. and Nations
Portfolios is contained in separate Statements of Additional Information ("SAIs"), that have been filed with the Securities and Exchange Commission
(the "SEC") and are available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAIs for Nations Fund Trust, Nations Fund, Inc. and
Nations Portfolios each dated August 1, 1997, are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to certain of the Funds, Gartmore Global Partners ("Gartmore") is investment sub-adviser to certain other Funds, and Boatmen's
Capital Management, Inc. ("Boatmen's") is investment sub-adviser to Nations U.S. Government Bond Fund. As used herein the term "Adviser" shall mean NBAI, TradeStreet, Gartmore and/or Boatmen's as the context may require.
SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.



NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

MONEY MARKET FUNDS:
Nations Prime Fund
Nations Treasury Fund
Nations Government Money
  Market Fund
Nations Tax Exempt Fund
EQUITY FUNDS:
Nations Value Fund

Nations Equity Income Fund
Nations International Equity Fund

Nations International Growth Fund

Nations Emerging Markets Fund
Nations Pacific Growth Fund
Nations Capital Growth Fund
Nations Emerging Growth Fund

Nations Small Company Growth Fund
Nations Disciplined Equity Fund
INDEX FUNDS:

Nations Equity Index Fund

Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed Value Index Fund
Nations Managed SmallCap Value
  Index Fund

BALANCED FUND:
Nations Balanced Assets Fund
BOND FUNDS:

Nations U.S. Government Bond Fund

Nations Short-Intermediate Government Fund
Nations Government Securities Fund
Nations Short-Term Income Fund
Nations Diversified Income Fund
Nations Strategic Fixed Income Fund
Nations Global Government
  Income Fund




For Fund information call:
1-800-621-2192
Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255


TR-96131-897

(Nations Funds Logo appears here)

                            Table  Of  Contents

About The                   Prospectus Summary                                 3
   Funds                    Expenses Summary                                   5

                            Financial Highlights                               8
                            Objectives                                        19
                            How Objectives Are Pursued                        20
                            How Performance Is Shown                          37
                            How The Funds Are Managed                         40
                            Organization And History                          46

About Your                  How To Buy Shares                                 48
Investment                  How To Redeem Shares                              48
                            How To Exchange Shares                            49
                            Shareholder Servicing Arrangements                50
                            How The Funds Value Their Shares                  51
                            How Dividends And Distributions Are Made; Tax
                            Information                                       51
                            Appendix A -- Portfolio Securities                53
                            Appendix B -- Description Of Ratings              61





                            NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                            INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED
                            BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANIES: Open-end management investment companies.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:


(Bullet) MONEY MARKET FUNDS:



  (Bullet) Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.



  (Bullet) Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.



  (Bullet) Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.



  (Bullet) Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.



(Bullet) EQUITY FUNDS:


  (Bullet) Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.


  (Bullet) Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields.


  (Bullet) Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.


  (Bullet) Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.


  (Bullet) Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

  (Bullet) Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

  (Bullet) Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.

  (Bullet) Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.


  (Bullet) Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.


  (Bullet) Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.


(Bullet) INDEX FUNDS:



  (BULLET) Nations Equity Index Fund's investment objective is to seek investment results that correspond, before fees and expenses, to the total return of the Standard & Poor's 500 Composite Stock Price Index.



  (Bullet) Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.

  (Bullet) Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



  (Bullet) Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index.


  (Bullet) Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index.

(Bullet) BALANCED FUND:

         (BULLET) Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

(Bullet) BOND FUNDS:


         (BULLET) Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements.


         (Bullet) Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (Bullet) Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (Bullet) Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

         (Bullet) Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

         (Bullet) Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

         (Bullet) Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.


(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to certain of the Funds, Gartmore Global Partners provides sub-advisory services to certain other Funds and Boatmen's Capital Management, Inc. provides sub-advisory services to Nations U.S. Government Bond Fund. See "How The Funds Are Managed."



(Bullet) DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Managed Index Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. All other Equity Funds, Index Funds and the Balanced Fund declare and pay dividends from net investment income each calendar quarter. The Money Market Funds and the Bond Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.



(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Fund holds may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue. Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instru-ments in response to interest rate movements. In addition, debt securities which are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not not be able to pay principal and/or interest when due. Certain of the Funds may invest in securities of developing countries, which presents special risks such as foreign currency fluctuations and economic and political risks. Certain of the Funds' investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and "Appendix A -- Portfolio Securities."



         Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund are designed for long-term investors seeking international diversification and who are willing to bear the risks associated with international investing, such as foreign currency fluctuations and economic and political risks. For a discussion of these factors, see "How Objectives Are Pursued -- Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund."


(Bullet) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder.
         See "How To Buy Shares."

   Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Primary B Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


NATIONS FUND MONEY MARKET AND EQUITY FUNDS PRIMARY B SHARES


                                                              Nations                                                     Nations
                                                              Govern-                                      Nations        Inter-
SHAREHOLDER                                                    ment                         Nations        Equity        national
TRANSACTION                  Nations Prime     Nations     Money Market    Nations Tax       Value         Income         Equity
EXPENSES                         Fund       Treasury Fund      Fund        Exempt Fund       Fund           Fund           Fund

Sales Load Imposed on
  Purchases1                        None           None           None           None           None           None           None
Deferred Sales Load                 None           None           None           None           None           None           None

                                Nations
                                Inter-         Nations        Nations
SHAREHOLDER                    national       Emerging        Pacific
TRANSACTION                     Growth         Markets        Growth
EXPENSES                         Fund           Fund           Fund
Sales Load Imposed on
  Purchases1                        None           None           None
Deferred Sales Load                 None           None           None


ANNUAL FUND
OPERATING
EXPENSES
(as a percentage of
average net assets)

Management Fees
  (After Fee Waivers)               .16%           .16%           .14%           .16%           .75%           .67%           .90%
Other Expenses                      .39%           .39%           .41%           .39%           .69%           .72%           .76%
Total Operating Expenses
  (After Fee Waivers)               .55%           .55%           .55%           .55%          1.44%          1.39%          1.66%

Management Fees
Other Expenses                      .72%          1.14%          1.02%
Total Operating Expenses
  (After Fee Waivers)              1.62%          2.24%          1.92%

  (After Fee Waivers)               .90%          1.10%           .90%


1 Primary B Shares are purchased at net asset value per share without the imposition of a sales charge according to procedures established by the Institution (as defined below). Institutions, however, may charge the accounts of their customers for services provided in connection with the purchase or redemption of shares.

NATIONS FUND EQUITY, INDEX AND BALANCED FUNDS PRIMARY B SHARES


                                                                                                                          Nations
                                Nations        Nations     Nations Small     Nations        Nations        Nations        Managed
SHAREHOLDER                     Capital       Emerging        Company      Disciplined      Equity         Managed       SmallCap
TRANSACTION                     Growth         Growth         Growth         Equity          Index          Index          Index
EXPENSES                         Fund           Fund           Fund           Fund           Fund           Fund           Fund

Sales Load Imposed on
  Purchases1                        None           None           None           None           None           None           None
Deferred Sales Load                 None           None           None           None           None           None           None

                                               Nations
                                               Managed
                                Nations       SmallCap
SHAREHOLDER                  Managed Value      Value         Nations
TRANSACTION                      Index          Index        Balanced
EXPENSES                         Fund           Fund        Assets Fund
Sales Load Imposed on
  Purchases1                        None           None           None
Deferred Sales Load                 None           None           None


ANNUAL FUND
OPERATING
EXPENSES
(as a percentage of
average net assets)

Management Fees
(After Fee Waivers)                 .75%           .75%           .75%           .75%           .20%           .30%           .30%
Other Expenses                      .71%           .73%           .70%           .75%           .65%           .70%           .70%
Total Operating Expenses
  (After Fee Waivers)              1.46%          1.48%          1.45%          1.50%           .85%          1.00%          1.00%

Management Fees
Other Expenses                      .70%           .70%           .75%
Total Operating Expenses
  (After Fee Waivers)              1.00%          1.00%          1.50%

(After Fee Waivers)                 .30%           .30%           .75%



1 Primary B Shares are purchased at net asset value per share without the imposition of a sales charge according to procedures established by the Institution (as defined below). Institutions, however, may charge the accounts of their customers for services provided in connection with the purchase or redemption of shares.


NATIONS FUND BOND FUNDS PRIMARY B SHARES

                                                                 Nations
                                                                 Short-            Nations           Nations           Nations
SHAREHOLDER                                 Nations U.S.      Intermediate       Government        Short-Term        Diversified
TRANSACTION                                Government Bond     Government        Securities          Income            Income
EXPENSES                                        Fund              Fund              Fund              Fund              Fund

Sales Load Imposed on Purchases1                   None              None              None              None              None
Deferred Sales Load                                None              None              None              None              None

                                               Nations
                                              Strategic         Nations
SHAREHOLDER                                     Fixed           Global
TRANSACTION                                    Income         Government
EXPENSES                                        Fund          Income Fund
Sales Load Imposed on Purchases1                   None             None
Deferred Sales Load                                None             None


ANNUAL FUND
OPERATING EXPENSES
(as a percentage of
average net assets)

Management Fees (After Fee Waivers)                .40%              .40%              .50%              .30%              .50%
Other Expenses                                     .70%              .57%              .80%              .60%              .75%
Total Operating Expenses (After Fee
  Waivers)                                        1.10%              .97%             1.30%              .90%             1.25%

Management Fees (After Fee Waivers)                .50%             .70%
Other Expenses                                     .70%            1.06%
Total Operating Expenses (After Fee
  Waivers)                                        1.20%            1.76%


1 Primary B Shares are purchased at net asset value per share without the imposition of a sales charge according to procedures established by the Institution. Institutions, however, may charge the accounts of their customers for services provided in connection with the purchase or redemption of shares.

EXAMPLES:

You would pay the following expenses on a $1,000 investment in Primary B Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                   Nations Treasury    Nations Government   Nations Tax Exempt
                             Nations Prime Fund          Fund           Money Market Fund          Fund          Nations Value Fund

1 Year                            $       6            $       6            $       6            $       6            $      15
3 Years                           $      18            $      18            $      18            $      18            $      46
5 Years                           $      31            $      31            $      31            $      31            $      79
10 Years                          $      69            $      69            $      69            $      69            $     172


                                   Nations              Nations              Nations              Nations
                                International          Emerging              Pacific              Capital         Nations Emerging
                                 Growth Fund         Markets Fund          Growth Fund          Growth Fund          Growth Fund

1 Year                            $      16            $      23            $      19            $      15            $      15
3 Years                           $      51            $      70            $      60            $      46            $      47
5 Years                           $      88            $     120            $     104            $      80            $      81
10 Years                          $     192            $     257            $     224            $     175            $     177

                                                                             Nations                                   Nations
                                                        Nations              Managed              Nations              Managed
                                   Nations              Managed             SmallCap           Managed Value       SmallCap Value
                                Equity Index             Index                Index                Index                Index
                                    Fund                 Fund                 Fund                 Fund                 Fund

1 Year                            $       9            $      10            $      10            $      10            $      10
3 Years                           $      27            $      32            $      32            $      32            $      32
5 Years                           $      47            $      55            $      55                  N/A                  N/A
10 Years                          $     105            $     122            $     122                  N/A                  N/A

                                   Nations
                                   Short-
                                Intermediate      Nations Government         Nations                              Nations Strategic
                                 Government           Securities        Short-Term Income   Nations Diversified     Fixed Income
                                    Fund                 Fund                 Fund              Income Fund             Fund

1 Year                            $      10            $      13            $       9            $      13            $      12
3 Years                           $      31            $      41            $      29            $      40            $      38
5 Years                           $      54            $      71            $      50            $      69            $      66
10 Years                          $     119            $     157            $     111            $     151            $     145

                                   Nations              Nations
                                   Equity            International
                                 Income Fund          Equity Fund
1 Year                            $      14            $      17
3 Years                           $      44            $      52
5 Years                           $      76            $      90
10 Years                          $     167            $     197
                                   Nations              Nations
                                Small Company         Disciplined
                                 Growth Fund          Equity Fund
1 Year                            $      15            $      15
3 Years                           $      46            $      47
5 Years                           $      79            $      82
10 Years                          $     174            $     179

                                                        Nations
                              Nations Balanced      U.S. Government
                                 Assets Fund           Bond Fund
1 Year                            $      15            $      11
3 Years                           $      47            $      35
5 Years                           $      82            $      61
10 Years                          $     179            $     134

                               Nations Global
                              Government Income
                                    Fund
1 Year                            $      18
3 Years                           $      55
5 Years                           $      95
10 Years                          $     207



The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Primary B Shares will bear either directly or indirectly. The "Other Expenses" figures in the above tables are based on estimated amounts for each Fund's current fiscal year and reflect anticipated fee waivers and reimbursements. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. Long-term shareholders of the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD"). For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed."

Absent fee waivers, "Management Fees" and "Total Operating Expenses" for Primary B Shares of the indicated Fund would have been as follows: Nations Prime
Fund -- .20% and .59%, respectively; Nations Treasury Fund -- .20% and .59%, respectively; Nations Government Money Market Fund -- .40% and .81%, respectively; Nations Tax Exempt Fund -- .40% and .79%, respectively; Nations Small Company Growth Fund -- 1.00% and 1.70%, respectively; Nations Equity Index Fund -- .50% and 1.15%, respectively; Nations Managed Index Fund -- .50% and 1.20%, respectively; Nations Managed SmallCap Index Fund -- .50% and 1.20%, respectively; Nations Managed Value Index Fund -- .50% and 1.20%, respectively; Nations Managed SmallCap Value Index Fund -- .50% and 1.20%, respectively; Nations U.S. Government Bond Fund -- .60% and 1.30%, respectively; Nations Short-Intermediate Government Fund -- .60% and 1.17%, respectively; Nations Government Securities Fund -- .64% and 1.44%, respectively; Nations Short-Term Income Fund -- .60% and 1.20%, respectively; Nations Diversified Income
Fund -- .60% and 1.35%, respectively; and Nations Strategic Fixed Income
Fund -- .60% and 1.30%, respectively.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.


   Financial Highlights



The financial information on the following pages has been derived from the audited financial statements of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. Price Waterhouse LLP is the independent accountant to Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund Trust, Nations Fund, Inc., and Nations Portfolios accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant. Financial Highlights for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund are not provided below because neither Fund had yet commenced operations during the period indicated below. Financial Highlights for Primary B shares of Nations International Growth Fund are not provided below because such Fund's share class had not yet commenced operation during the period indicated below. Financial Highlights for Primary B shares of Nations Small Company Growth Fund are not provided below because such Fund's share class had not yet commenced operation during the period indicated below. Financial Highlights for Primary B shares of Nations U.S. Government Bond Fund are not provided below because such Fund's share class had not yet commenced operation during the period indicated below.



FOR A PRIMARY B SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS PRIME FUND


                                                                                              YEAR            PERIOD
                                                                                              ENDED            ENDED
PRIMARY B SHARES                                                                            03/31/97        03/31/96(a)
Operating performance:
Net asset value, beginning of period                                                      $    1.00        $    1.00
Net investment income                                                                        0.0495           0.0447
Dividends from net investment income                                                        (0.0495)         (0.0447)
Net asset value, end of period                                                            $    1.00        $    1.00
Total return++                                                                                 5.05%            4.57%
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)                                                         $ 184,021        $  96,305
Ratio of operating expenses to average net assets                                              0.55%            0.55%+
Ratio of net investment income to average net assets                                           4.96%            5.37%+
Ratio of operating expenses to average net assets without waivers and/or reimbursements        0.60%            0.62%+
Net investment income per share without waivers and/or reimbursements                     $  0.0491        $  0.0442

                                                                                             PERIOD
                                                                                              ENDED
PRIMARY B SHARES                                                                            5/31/95*
Operating performance:
Net asset value, beginning of period                                                      $    1.00
Net investment income                                                                        0.0474
Dividends from net investment income                                                        (0.0474)
Net asset value, end of period                                                            $    1.00
Total return++                                                                                 4.84%
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)                                                         $ 126,120
Ratio of operating expenses to average net assets                                              0.55%+
Ratio of net investment income to average net assets                                           4.98%+
Ratio of operating expenses to average net assets without waivers and/or reimbursements        0.63%+
Net investment income per share without waivers and/or reimbursements                     $  0.0466



 * Nations Prime Fund Primary B Shares commenced operations on June 16, 1994.


 + Annualized.


 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charge.


(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR A PRIMARY B SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS TREASURY FUND


                                                                                     YEAR                PERIOD
                                                                                     ENDED                ENDED
PRIMARY B SHARES                                                                   03/31/97            03/31/96(a)
Operating performance:
Net asset value, beginning of period                                               $    1.00            $    1.00
Net investment income                                                                 0.0484               0.0437
Dividends from net investment income                                                 (0.0484)             (0.0437)
Distributions from net realized capital gains                                             --              (0.0000)#
Net asset value, end of period                                                     $    1.00            $    1.00
Total return++                                                                          4.96%                4.46%
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)                                                  $  55,170            $  47,488
Ratio of operating expenses to average net assets                                       0.55%                0.55%+
Ratio of net investment income to average net assets                                    4.84%                5.27%+
Ratio of operating expenses to average net assets without waivers and/or
  reimbursements                                                                        0.60%                0.62%+
Net investment income per share without waivers and/or reimbursements              $  0.0479            $  0.0432

                                                                                    PERIOD
                                                                                     ENDED
PRIMARY B SHARES                                                                   05/31/95*
Operating performance:
Net asset value, beginning of period                                               $    1.00
Net investment income                                                                 0.0449
Dividends from net investment income                                                 (0.0449)
Distributions from net realized capital gains                                        (0.0000)**
Net asset value, end of period                                                     $    1.00
Total return++                                                                          4.56%
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)                                                  $  56,815
Ratio of operating expenses to average net assets                                       0.55%+
Ratio of net investment income to average net assets                                    4.74%+
Ratio of operating expenses to average net assets without waivers and/or
  reimbursements                                                                        0.60%+
Net investment income per share without waivers and/or reimbursements              $  0.0444



 * Nations Treasury Fund Primary B Shares commenced operations on June 16, 1994.


 ** Amount represents less than $0.0001.


 + Annualized.


 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charge.


(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.



NATIONS GOVERNMENT MONEY MARKET FUND


                                                                  YEAR                PERIOD                YEAR
                                                                  ENDED                ENDED                ENDED
PRIMARY B SHARES                                                03/31/97            03/31/96(a)           11/30/95
Operating performance:
Net asset value, beginning of year                              $    1.00            $    1.00            $    1.00
Net investment income                                              0.0478               0.0165               0.0533
Distributions:
Dividends from net investment income                              (0.0478)             (0.0165)             (0.0533)
Distributions from net realized gains                                  --                   --                   --
Total distributions                                               (0.0478)             (0.0165)             (0.0533)
Net asset value, end of year                                    $    1.00            $    1.00            $    1.00
Total return++                                                       4.93%                1.66%                5.45%
Ratios to average net assets/supplemental data:
Net assets, end of year (000's)                                 $  19,450            $  31,581            $  27,122
Ratio of operating expenses to average net assets                    0.55%                0.55%+               0.55%
Ratio of net investment income to average net assets                 4.78%                4.95%+               5.33%
Ratio of operating expenses to average net assets without
  waivers                                                            0.82%                0.84%+               0.82%
Net investment income per share without waivers                 $  0.0451            $  0.0155            $  0.0506

                                                                 PERIOD
                                                                  ENDED
PRIMARY B SHARES                                                11/30/94*
Operating performance:
Net asset value, beginning of year                              $    1.00
Net investment income                                              0.0200
Distributions:
Dividends from net investment income                              (0.0200)
Distributions from net realized gains                             (0.0000)#
Total distributions                                               (0.0200)
Net asset value, end of year                                    $    1.00
Total return++                                                       2.02%
Ratios to average net assets/supplemental data:
Net assets, end of year (000's)                                 $  72,747
Ratio of operating expenses to average net assets                    0.55%+
Ratio of net investment income to average net assets                 3.54%+
Ratio of operating expenses to average net assets without
  waivers                                                            0.84%+
Net investment income per share without waivers                 $  0.0186



 * Nations Government Money Market Fund Primary B Shares commenced operations on June 16, 1994.


 + Annualized.


 ++ Total return represents aggregate total return for the periods indicated.


 # Value represents less than $0.0001 per share.


(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR A PRIMARY B SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS TAX EXEMPT FUND


                                                                  YEAR                PERIOD                YEAR
                                                                  ENDED                ENDED                ENDED
PRIMARY B SHARES                                                03/31/97            03/31/96(a)           11/30/95
Operating performance:
Net asset value, beginning of year                              $    1.00            $    1.00            $    1.00
Net investment income                                              0.0300               0.0104               0.0335
Dividends from net investment income                              (0.0300)             (0.0104)             (0.0335)
Net asset value, end of year                                    $    1.00            $    1.00            $    1.00
Total return++                                                       3.04%                1.04%                3.39%
Ratios to average net assets/supplemental data:
Net assets, end of year (000's)                                 $  13,151            $   9,370            $  11,666
Ratio of operating expenses to average net assets                    0.55%                0.55%+               0.55%
Ratio of net investment income to average net assets                 3.00%                3.10%+               3.37%
Ratio of operating expenses to average net assets without
  waivers                                                            0.80%                0.83%+               0.82%
Net investment income per share without waivers                 $  0.0274            $  0.0095            $  0.0309

                                                                 PERIOD
                                                                  ENDED
PRIMARY B SHARES                                                11/30/94*
Operating performance:
Net asset value, beginning of year                              $    1.00
Net investment income                                              0.0116
Dividends from net investment income                              (0.0116)
Net asset value, end of year                                    $    1.00
Total return++                                                       1.17%
Ratios to average net assets/supplemental data:
Net assets, end of year (000's)                                 $  18,207
Ratio of operating expenses to average net assets                    0.52%+
Ratio of net investment income to average net assets                 2.34%+
Ratio of operating expenses to average net assets without
  waivers                                                            0.84%+
Net investment income per share without waivers                 $  0.0102



 * Nations Tax Exempt Fund Shares commenced operations on June 16, 1994.


 + Annualized.


++ Total return represents aggregate total return for the periods indicated.


(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.



NATIONS VALUE FUND


                                                                                                            PERIOD

                                                                                                             ENDED

PRIMARY B SHARES                                                                                           03/31/97*

Operating performance:
Net asset value, beginning of period                                                                     $   17.19

Net investment income                                                                                         0.14

Net realized and unrealized gain/(loss) on investments                                                        2.10

Net increase/(decrease) in net asset value from operations                                                    2.24

Distributions:
Dividends from net investment income                                                                         (0.14)

Distributions from net realized capital gains                                                                (1.42)

Total dividends and distributions                                                                            (1.56)

Net asset value, end of period                                                                           $   17.87

Total return++                                                                                               13.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                     $  27,586

Ratio of operating expenses to average net assets                                                             1.47%+(c)
Ratio of net investment income to average net assets                                                          1.01%+

Portfolio turnover rate                                                                                         47%

Ratio of operating expenses to average net assets without waivers and/or expense reimbursements               1.47%+(c)
Net investment income/(loss) per share without waivers and/or expense reimbursements                     $    0.14(c)

Average commission rate paid (b)                                                                         $  0.0649




 * Nations Value Fund's Primary B Shares commenced operations on June 28, 1996.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


(b) Average commission rate paid per share of securities purchased and sold by the Fund.


 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursments and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY B SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS EQUITY INCOME FUND



                                                                                                                     PERIOD

                                                                                                                      ENDED

PRIMARY B SHARES                                                                                                    03/31/97*

Operating performance:
Net asset value, beginning of period                                                                              $   13.50

Net investment income                                                                                                  0.25

Net realized and unrealized gain/(loss) on investments                                                                 1.21

Net increase/(decrease) in net asset value from operations                                                             1.46

Distributions:
Dividends from net investment income                                                                                  (0.25)

Distributions from net realized capital gains                                                                         (2.41)

Total dividends and distributions                                                                                     (2.66)

Net asset value, end of period                                                                                    $   12.30

Total return++                                                                                                        11.17%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                              $   6,484

Ratio of operating expenses to average net assets                                                                      1.41%+(c)
Ratio of net investment income to average net assets                                                                   2.59%+

Portfolio turnover rate                                                                                                 102%

Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                        1.41%+(
c)
Net investment income/(loss) per share without waivers and/or expense reimbursements                              $    0.25(c)

Average commission rate paid (b)                                                                                  $  0.0609




 * Nations Equity Income Fund's Primary B Shares commenced operations on June 28, 1996.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


(b) Average commission rate paid per share of securities purchased and sold by the Fund.


 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursments and net investment income per share was less than 0.01% and $0.01, respectively.



NATIONS INTERNATIONAL EQUITY FUND



                                                                                                                     PERIOD

                                                                                                                      ENDED

PRIMARY B SHARES                                                                                                   03/31/97*#

Operating performance:
Net asset value, beginning of period                                                                              $   13.65

Net investment income/(loss)                                                                                           0.01

Net realized and unrealized gain/(loss) on investments                                                                (0.09)(a)
Net increase/(decrease) in net asset value from operations                                                            (0.08)

Distributions:
Dividends from net investment income                                                                                  (0.01)

Distributions in excess of net investment income                                                                      (0.00)**

Distributions from net realized capital gains                                                                         (0.42)

Distributions in excess of net realized capital gains                                                                 (0.03)

Total dividends and distributions                                                                                     (0.46)

Net asset value, end of period                                                                                    $   13.11

Total return++                                                                                                        (0.66)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                              $   5,526

Ratio of operating expenses to average net assets                                                                      1.66%+

Ratio of net investment income/(loss) to average net assets                                                            0.12%+

Portfolio turnover rate                                                                                                  36%

Average commission rate paid (b)                                                                                  $  0.0279




 * Nations International Equity Fund's Primary B Shares commenced operations on June 28, 1996.


 ** Amount represents less than $0.01 per share.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.


 (a) The amount shown at the caption for each share outstanding throughout the period may not accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchase and withdrawals of shares in relation to the fluctuating market value of the portfolio.


(b) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR A PRIMARY B SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS EMERGING MARKETS FUND


                                                                                                                     PERIOD

                                                                                                                     ENDED

PRIMARY B SHARES                                                                                                   03/31/97*#

Operating performance:
Net asset value, beginning of period                                                                              $   10.71

Net investment income/(loss)                                                                                          (0.04)

Net realized and unrealized gain/(loss) on investments                                                                 0.82

Net increase/(decrease) in net asset value from operations                                                             0.78

Distributions:
Dividends from net investment income                                                                                  (0.01)

Distributions in excess of net investment income                                                                      (0.02)

Distributions from net realized capital gains                                                                         (0.06)

Total dividends and distributions                                                                                     (0.09)

Net asset value, end of period                                                                                    $   11.40

Total return++                                                                                                         7.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                              $     301

Ratio of operating expenses to average net assets                                                                      2.24%+

Ratio of net investment income/(loss) to average net assets                                                           (0.37)%
+
Portfolio turnover rate                                                                                                  31%

Average commission rate paid (a)                                                                                  $  0.0003




 * Nations Emerging Markets Fund's Primary B Shares commenced operations on June 28, 1996.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.


(a) Average commission rate paid per share of securities purchased and sold by the Fund.



NATIONS PACIFIC GROWTH FUND


                                                                                                                    PERIOD

                                                                                                                     ENDED

PRIMARY B SHARES                                                                                                  03/31/97*#

Operating performance:
Net asset value, beginning of period                                                                             $   10.34

Net investment income/(loss)                                                                                          0.01

Net realized and unrealized gain/(loss) on investments                                                                0.07

Net increase/(decrease) in net asset value from operations                                                            0.08

Distributions:
Dividends from net investment income                                                                                 (0.02)

Distributions in excess of net investment income                                                                     (0.01)

Total dividends and distributions                                                                                    (0.03)

Net asset value, end of period                                                                                   $   10.39

Total return++                                                                                                        0.75%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                             $     618

Ratio of operating expenses to average net assets                                                                     1.92%+

Ratio of net investment income/(loss) to average net assets                                                          (0.11)%+

Portfolio turnover rate                                                                                                 78%

Average commission rate paid (a)                                                                                 $  0.0126




 * Nations Pacific Growth Fund's Primary B Shares commenced operations on June 28, 1996.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


(a) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR A PRIMARY B SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS CAPITAL GROWTH FUND


                                                                                                                    PERIOD

                                                                                                                     ENDED

PRIMARY B SHARES                                                                                                  03/31/97*#

Operating performance:
Net asset value, beginning of period                                                                             $   13.96

Net investment income/(loss)                                                                                         (0.01)

Net realized and unrealized gain/(loss) on investments                                                                1.12

Net increase/(decrease) in net asset value from operations                                                            1.11

Distributions:
Dividends from net investment income                                                                                    --

Distributions from net realized capital gains                                                                        (3.39)

Total dividends and distributions                                                                                    (3.39)

Net asset value, end of period                                                                                   $   11.68

Total return++                                                                                                        7.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                             $  12,367

Ratio of operating expenses to average net assets                                                                     1.46%+(a)
Ratio of net investment income/(loss) to average net assets                                                          (0.11)%+

Portfolio turnover rate                                                                                                 75%

Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                       1.46%+

Net investment income/(loss) per share without waivers and/or expense reimbursements                             $   (0.01)

Average commission rate paid (b)                                                                                 $  0.0604




 * Nations Capital Growth Fund's Primary B Shares commenced operations on June 28, 1996.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.


(b) Average commission rate paid per share of securities purchased and sold by the Fund.



NATIONS EMERGING GROWTH FUND


                                                                                                                    PERIOD

                                                                                                                     ENDED

PRIMARY B SHARES                                                                                                  03/31/97*#

Operating performance:
Net asset value, beginning of period                                                                             $   15.08

Net investment income/(loss)                                                                                         (0.08)

Net realized and unrealized gain/(loss) on investments                                                               (0.85)

Net increase/(decrease) in net asset value from operations                                                           (0.93)

Distributions:
Distributions from net realized capital gains                                                                        (1.34)

Total dividends and distributions                                                                                    (1.34)

Net asset value, end of period                                                                                   $   12.81

Total return++                                                                                                       (6.80)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                             $   2,897

Ratio of operating expenses to average net assets                                                                     1.48%+(a)
Ratio of net investment income/(loss) to average net assets                                                          (0.76)%+

Portfolio turnover rate                                                                                                 93%

Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                       1.48%+(a)
Net investment income/(loss) per share without waivers and/or expense reimbursements                             $   (0.08)(a)
Average commission rate paid (b)                                                                                 $  0.0562




 * Nations Emerging Growth Fund's Primary B Shares commenced operations on June 28, 1996.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.


 (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.


(b) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR A PRIMARY B SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS DISCIPLINED EQUITY FUND


                                                                                                                  PERIOD

                                                                                                                   ENDED

PRIMARY B SHARES                                                                                                 03/31/97*

Operating performance:
Net asset value, beginning of period                                                                           $   17.84

Net investment income/(loss)                                                                                        0.03

Net realized and unrealized gain/(loss) on investments                                                              2.15

Net increase/(decrease) in net asset value from operations                                                          2.18

Distributions:
Dividends from net investment income                                                                               (0.04)

Distributions from net realized capital gains                                                                      (1.51)

Total dividends and distributions                                                                                  (1.55)

Net asset value, end of period                                                                                 $   18.47

Total return++                                                                                                     12.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                           $   1,121

Ratio of operating expenses to average net assets                                                                   1.54%+(b)
Ratio of net investment income/(loss) to average net assets                                                         0.20%+

Portfolio turnover rate                                                                                              120%

Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                     1.54%+

Net investment income/(loss) per share without waivers and/or expense reimbursments                            $    0.03

Average commission rate paid (a)                                                                               $  0.0377




 * Nations Disciplined Equity Fund's Primary B Shares commenced operations on June 28, 1996.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.


 (a) Average commission rate paid per share of securities purchased and sold by the Fund.


(b) The effect of interest expense on the operating expense ratio was less than 0.01%.



NATIONS EQUITY INDEX FUND


                                                                                                                   PERIOD

                                                                                                                    ENDED

PRIMARY B SHARES                                                                                                  03/31/97*

Operating performance:
Net asset value, beginning of period                                                                            $   14.13

Net investment income/(loss)                                                                                         0.16

Net realized and unrealized gain/(loss) on investments                                                               1.80

Net increase/(decrease) in net asset value from operations                                                           1.96

Distributions:
Dividends from net investment income                                                                                (0.15)

Distributions from net realized capital gains                                                                       (0.05)

Total dividends and distributions                                                                                   (0.20)

Net asset value, end of period                                                                                  $   15.89

Total return++                                                                                                      13.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                            $   5,505

Ratio of operating expenses to average net assets                                                                    0.85%+(b)
Ratio of net investment income/(loss) to average net assets                                                          1.41%+

Portfolio turnover rate                                                                                                 5%

Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                      1.20%+(b)
Net investment income/(loss) per share without waivers and/or expense reimbursments                             $    0.11(b)

Average commission rate paid (a)                                                                                $  0.0173




 * Nations Equity Index Fund's Primary B Shares commenced operations on June 28, 1996.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) Average commission rate paid per share of securities purchased and sold by the Fund.


(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY B SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS MANAGED SMALLCAP INDEX FUND


                                                                                                                  PERIOD

                                                                                                                  ENDED

PRIMARY B SHARES                                                                                                03/31/97*

Operating performance:
Net asset value, beginning of period                                                                           $   10.00

Net investment income/(loss)                                                                                        0.02

Net realized and unrealized gain/(loss) on investments                                                             (0.17)

Net increase/(decrease) in net asset value from operations                                                         (0.15)

Distributions:
Dividends from net investment income                                                                               (0.02)

Distributions in excess of net investment income                                                                   (0.00)(b)
Total dividends and distributions                                                                                  (0.02)

Net asset value, end of period                                                                                 $    9.83

Total return++                                                                                                     (1.51)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                           $      86

Ratio of operating expenses to average net assets                                                                   1.00%+

Ratio of net investment income/(loss) to average net assets                                                         0.55%+

Portfolio turnover rate                                                                                               18%

Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                     1.71%+

Net investment income/(loss) per share without waivers and/or expense reimbursments                            $    0.00(b)
Average commission rate paid (a)                                                                               $  0.0279




 * Nations Managed SmallCap Index Fund's Primary B Shares commenced operations on October 15, 1996.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) Average commission rate paid per share of securities purchased and sold by the Fund.


(b) Amount represents less than $0.01 per share.


NATIONS BALANCED ASSETS FUND

                                                                                                                PERIOD

                                                                                                                 ENDED

PRIMARY B SHARES                                                                                               03/31/97*

Operating performance:
Net asset value, beginning of period                                                                         $   11.87

Net investment income/(loss)                                                                                      0.21

Net realized and unrealized gain/(loss) on investments                                                            0.85

Net increase/(decrease) in net asset value from operations                                                        1.06

Distributions:
Dividends from net investment income                                                                             (0.25)

Distributions from net realized capital gains                                                                    (1.54)

Total dividends and distributions                                                                                (1.79)

Net asset value, end of period                                                                               $   11.14

Total return++                                                                                                    9.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                         $   5,537

Ratio of operating expenses to average net assets                                                                 1.50%+(b)
Ratio of net investment income/(loss) to average net assets                                                       2.81%+

Portfolio turnover rate                                                                                            264%

Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                   1.50%+(b)
Net investment income/(loss) per share without waivers and/or expense reimbursments                          $    0.21(b)

Average commission rate paid (a)                                                                             $  0.0563



 * Nations Balanced Assets Fund's Primary B Shares commenced operations on June 28, 1996.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) Average commission rate paid per share of securities purchased and sold by the Fund.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY B SHARE OUTSTANDING THROUGHOUT THE PERIOD

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND

                                                                                                                   PERIOD

                                                                                                                    ENDED

PRIMARY B SHARES                                                                                                 03/31/97*#

Operating performance:
Net asset value, beginning of period                                                                          $    4.02

Net investment income/(loss)                                                                                       0.16

Net realized and unrealized gain/(loss) on investments                                                            (0.03)

Net increase/(decrease) in net asset value from operations                                                         0.13

Distributions:
Dividends from net investment income                                                                              (0.16)

Total dividends and distributions                                                                                 (0.16)

Net asset value, end of period                                                                                $    3.99

Total return ++                                                                                                    3.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                          $  16,980

Ratio of operating expenses to average net assets                                                                  0.98%(a)(b)+
Ratio of net investment income/(loss) to average net assets                                                        5.38%+

Portfolio turnover rate                                                                                             529%

Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                    1.18%(b)+

Net investment income/(loss) per share without waivers and/or expense reimbursments                           $    0.15(b)



 * Nations Short-Intermediate Government Fund's Primary B Shares commenced operations on June 28, 1996.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

NATIONS GOVERNMENT SECURITIES FUND

                                                                                                                    PERIOD

                                                                                                                    ENDED

PRIMARY B SHARES                                                                                                  03/31/97*#

Operating performance:
Net asset value, beginning of period                                                                             $    9.51

Net investment income/(loss)                                                                                          0.40

Net realized and unrealized gain/(loss) on investments                                                               (0.12)

Net increase/(decrease) in net asset value from operations                                                            0.28

Distributions:
Dividends from net investment income                                                                                 (0.40)

Distributions from capital                                                                                       $   (0.00)(a)
Total dividends and distributions                                                                                    (0.40)

Net asset value, end of period                                                                                   $    9.39

Total return++                                                                                                        2.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                             $     755

Ratio of operating expenses to average net assets                                                                     1.30%+

Ratio of net investment income/(loss) to average net assets                                                           5.78%+

Portfolio turnover rate                                                                                                468%

Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                       1.44%+

Net investment income/(loss) per share without waivers and/or expense reimbursments                              $    0.39



 * Nations Government Securities Fund's Primary B Shares commenced operations on June 28, 1996.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.
(a) Amount represents less than 0.01%.

FOR A PRIMARY B SHARE OUTSTANDING THROUGHOUT THE PERIOD

NATIONS SHORT-TERM INCOME FUND

                                                                                                                             PERIOD

                                                                                                                              ENDED

PRIMARY B SHARES                                                                                                           03/31/97*
#
Operating performance:
Net asset value, beginning of period                                                                                      $    9.71

Net investment income/(loss)                                                                                                   0.41

Net realized and unrealized gain/(loss) on investments                                                                        (0.03)

Net increase/(decrease) in net asset value from operations                                                                     0.38

Distributions:
Dividends from net investment income                                                                                          (0.41)

Total dividends and distributions                                                                                             (0.41)

Net asset value, end of period                                                                                            $    9.68

Total return++                                                                                                                 3.95%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                                      $     953

Ratio of operating expenses to average net assets                                                                              0.90%
(a)+
Ratio of net investment income/(loss) to average net assets                                                                    5.62%
+
Portfolio turnover rate                                                                                                         172%

Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                                1.20%
+
Net investment income/(loss) per share without waivers and/or expense reimbursments                                       $    0.39



 * Nations Short-Term Income Fund's Primary B Shares commenced operations on June 28, 1996.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

NATIONS DIVERSIFIED INCOME FUND

                                                                                                                     PERIOD

                                                                                                                      ENDED

PRIMARY B SHARES                                                                                                   03/31/97*#

Operating performance:
Net asset value, beginning of period                                                                              $   10.28

Net investment income/(loss)                                                                                           0.47

Net realized and unrealized gain/(loss) on investments                                                                (0.04)

Net increase/(decrease) in net asset value from operations                                                             0.43

Distributions:
Dividends from net investment income                                                                                  (0.47)

Distributions from net realized capital gains                                                                         (0.13)

Total dividends and distributions                                                                                     (0.60)

Net asset value, end of period                                                                                    $   10.11

Total return++                                                                                                         4.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                              $      41

Ratio of operating expenses to average net assets                                                                      1.25%(a)+

Ratio of net investment income/(loss) to average net assets                                                            6.23%+

Portfolio turnover rate                                                                                                 278%

Ratio of operating expenses to average net assets without waivers and/or expense reimbursements                        1.35%(a)+

Net investment income/(loss) per share without waivers and/or expense reimbursments                               $    0.47(a)


 * Nations Diversified Income Fund's Primary B Shares commenced operations on June 28, 1996.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR A PRIMARY B SHARE OUTSTANDING THROUGHOUT THE PERIOD

NATIONS STRATEGIC FIXED INCOME FUND

                                                                                                           PERIOD

                                                                                                            ENDED

PRIMARY B SHARES                                                                                         03/31/97*#

Operating performance:
Net asset value, beginning of period                                                                    $    9.81

Net investment income/(loss)                                                                                 0.41

Net realized and unrealized gain/(loss) on investments                                                      (0.08)

Net increase/(decrease) in net asset value from operations                                                   0.33

Distributions:
Dividends from net investment income                                                                        (0.41)

Distributions from net realized capital gains                                                               (0.11)

Distributions from capital                                                                              $   (0.00)(a)
Total dividends and distributions                                                                       $   (0.52)

Net asset value, end of period                                                                          $    9.62

Total return++                                                                                               3.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                    $  29,235

Ratio of operating expenses to average net assets                                                            1.21%(b
)+
Ratio of net investment income/(loss) to average net assets                                                  5.48%+

Portfolio turnover rate                                                                                       368%

Ratio of operating expenses to average net assets without waivers and/or expense reimbursements              1.31%(b
)+
Net investment income/(loss) per share without waivers and/or expense reimbursments                     $    0.43(b)



 * Nations Strategic Fixed Income Fund's Primary B Shares commenced operations on June 28, 1996.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.
(a) Amount represents less than $0.01.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

NATIONS GLOBAL GOVERNMENT INCOME FUND

                                                                                                                  PERIOD

                                                                                                                   ENDED

PRIMARY B SHARES                                                                                                03/31/97*#

Operating performance:
Net asset value, beginning of period                                                                            $   10.13

Net investment income/(loss)                                                                                         0.43

Net realized and unrealized gain/(loss) on investments                                                              (0.22)

Net increase/(decrease) in net asset value from operations                                                           0.21

Distributions:
Dividends from net investment income                                                                                (0.32)

Distributions in excess of net investment income                                                                    (0.07)

Distributions from net realized capital gains                                                                       (0.16)

Total dividends and distributions                                                                                   (0.55)

Net asset value, end of period                                                                                  $    9.79

Total return++                                                                                                       1.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                            $       5

Ratio of operating expenses to average net assets                                                                    1.76%
+
Ratio of net investment income/(loss) to average net assets                                                          4.10%
+
Portfolio turnover rate                                                                                               100%



 * Nations Global Government Income Fund's Primary B Shares commenced operations on June 28, 1996.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.

   Objectives

MONEY MARKET FUNDS:


Each Money Market Fund, described below, endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities.



NATIONS PRIME FUND: Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.



NATIONS TREASURY FUND: Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.



NATIONS GOVERNMENT MONEY MARKET FUND: Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.



NATIONS TAX EXEMPT FUND: Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.



EQUITY FUNDS:


NATIONS VALUE FUND: Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.


NATIONS EQUITY INCOME FUND: Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields.


NATIONS INTERNATIONAL EQUITY FUND: Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.


NATIONS INTERNATIONAL GROWTH FUND: Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.


NATIONS EMERGING MARKETS FUND: Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

NATIONS PACIFIC GROWTH FUND: Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

NATIONS CAPITAL GROWTH FUND: Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.


NATIONS EMERGING GROWTH FUND: Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.


NATIONS SMALL COMPANY GROWTH FUND: Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.

NATIONS DISCIPLINED EQUITY FUND: Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.


INDEX FUNDS:



NATIONS EQUITY INDEX FUND: Nations Equity Index Fund's investment objective is to seek investment results that correspond, before fees and expenses, to the total return of the Standard & Poor's 500 Composite Stock Price Index.



NATIONS MANAGED INDEX FUND: Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



NATIONS MANAGED SMALLCAP INDEX FUND: Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



NATIONS MANAGED VALUE INDEX FUND: Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index.



NATIONS MANAGED SMALLCAP VALUE INDEX FUND: Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index.

BALANCED FUND:

NATIONS BALANCED ASSETS FUND: Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

BOND FUNDS:

NATIONS U.S. GOVERNMENT BOND FUND: Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements.

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NATIONS GOVERNMENT SECURITIES FUND: Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NATIONS SHORT-TERM INCOME FUND: Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

NATIONS DIVERSIFIED INCOME FUND: Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

NATIONS STRATEGIC FIXED INCOME FUND: Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

NATIONS GLOBAL GOVERNMENT INCOME FUND: Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.


Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of the Funds will fluctuate based on market conditions. Therefore, investors should not rely upon the Funds for short-term financial needs, nor are the Funds meant to provide a vehicle for participating in short-term swings in the stock market. Investments in a Fund are not insured against loss of principal.


   How Objectives Are Pursued

MONEY MARKET FUNDS:


NATIONS PRIME FUND: In pursuing its investment objective, the Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government ("U.S. Treasury Obligations"), other obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (together with U.S. Treasury Obligations, "U.S. Government Obligations"), bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities and repurchase agreements relating to U.S. Government Obligations and qualified first tier money market collateral. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in guaranteed investment contracts and in instruments issued by certain trusts, partnerships or other special purpose issuers including pass-through certificates representing participation in, or debt instruments backed by, the securities and other assets owned by such issuers. In addition, the Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



NATIONS TREASURY FUND: In pursuing its investment objective, the Fund invests in U.S. Treasury Obligations and repurchase agreements secured by such obligations. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that such Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."

NATIONS GOVERNMENT MONEY MARKET FUND: In pursuing its investment objective, the Fund invests in U.S. Government Obligations. Although the Fund may invest in repurchase agreements it does not currently intend to do so. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


NATIONS TAX EXEMPT FUND: In pursuing its investment objective, the Fund invests in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). The Fund will not knowingly purchase securities the interest on which is subject to such tax. A portion of the Fund's assets, however, may be invested in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. See "How Dividends and Distributions Are Made; Tax Information."


The Fund invests in Municipal Securities which are determined to present minimal credit risks and which at the time of purchase are considered to be of "high quality" -- E.G., rated "AA" or higher by Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA"), or Thomson BankWatch, Inc. ("BankWatch") or "Aa" or higher by Moody's Investors Service, Inc. ("Moody's"), in the case of bonds; having a long-term rating of "A" or higher from D&P, Fitch, S&P, IBCA, BankWatch or Moody's in the case of certain bonds which are lacking a short-term rating from the requisite number of nationally recognized statistical rating organizations; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "VMIG-1" by Moody's in the case of variable-rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, IBCA and BankWatch are the six nationally recognized statistical rating organizations (collectively, "NRSROs"). Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by Nations Fund Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B."


The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the related SAI. The non-governmental user of facilities financed by private activity bonds also is considered to be an "issuer."


The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income. As a matter of fundamental policy, under normal market conditions, at least 80% of the Fund's net assets will be invested in Municipal Securities. Investments in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not be treated as Municipal Securities in determining whether the Fund is in compliance with this 80% requirement. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations, in, or debt instruments backed by, the securities and other assets owned by such issuers. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."



RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS: In order for the Funds to value their investments on the basis of amortized cost (see "How the Funds Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturity provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar-denominated instruments determined by present minimal credit risks and that at the time of acquisition are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, (except for Nations Tax Exempt Fund) no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of the total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.


EQUITY FUNDS:

NATIONS VALUE FUND: The Fund invests in stocks drawn from a broad universe of companies monitored by the Adviser. The Adviser closely monitors these companies, rating them for quality and projecting their future earnings and dividends as well as other factors. To qualify for purchase, an issuer would normally have a market capitalization of $500 million or more and have an average daily trading volume of at least $3 million. These requirements are generally considered by the Adviser to be adequate to support normal purchase and sale activity without materially affecting prevailing market prices of the issuer's shares. The Adviser also analyzes key financial ratios that measure the growth, profitability, and leverage of such issuers that it believes will help maintain a portfolio of above-average quality.

Stocks are selected from this universe based on the Adviser's judgment of their total return potential. The Adviser buys stocks that it believes are undervalued relative to the overall stock market. The principal factor considered by the Adviser in making these determinations is the ratio of a stock's price-to-earnings relative to corresponding ratios of other stocks in the same industry or economic sector. The Adviser believes that companies with lower price-to-earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. The Adviser will attempt to temper risk by broad diversification among economic sectors and industries. Through this strategy, the Fund pursues above-average returns while seeking to avoid above-average risks.


The Fund invests under normal market conditions at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stock, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its assets in foreign securities. The Fund also may hold up to 20% of its total assets in U.S. Government Obligations and investment grade securities of domestic companies. Obligations with the lowest investment grade rating (E.G. rated "BBB" by S&P or "Baa" by Moody's), have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.


The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


NATIONS EQUITY INCOME FUND: The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than provided by the stocks in the Standard & Poor's 500 Composite Stock Price Index1 (the "S&P 500 Index"), with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market (S&P 500 Index) on a comparable risk basis.


New purchases for the Fund will generally be made in equity securities that:

(Bullet) are income producing;
(Bullet) appear undervalued relative to the S&P 500 Index on a risk adjusted basis; and
(Bullet) have favorable trends in personal stock ownership by the underlying company's officers and/or directors.


To achieve its objective, the Fund, under normal circumstances, will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (I.E., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The secur-

1 "Standard & Poor's 500" is a registered service mark of Standard & Poor's
  Corporation ("S&P").

ities held by the Fund generally will be listed on a national exchange or, if not so listed, will usually have an established over-the-counter market.

In order to further enhance its income, the Fund also may invest its assets in fixed income securities (corporate and government bonds of various maturities), preferred stocks and warrants. The Fund may invest in debt securities that are considered investment grade (E.G. securities rated in one of the top four investment categories by S&P or Moody's, or if not rated, are of equivalent investment quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories (E.G., rated "BBB" by S&P) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. The Fund also may invest up to 5% of its assets in debt securities that are rated below investment grade (E.G. rated "BB" by S&P), or if not rated, are of equivalent investment quality as determined by the Adviser. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds." They tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. The Fund will invest in such high-yield debt securities only when the Adviser believes that the issue presents minimal credit risk. For a description of corporate debt ratings, see "Appendix B." Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 20% of its total assets in foreign securities. The Fund will treat foreign securities as illiquid unless there is an active and substantial secondary market for such securities.

The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

NATIONS INTERNATIONAL EQUITY FUND: The Fund intends to diversify investments broadly among countries and normally to invest in securities representing at least three different countries. The Fund may invest in companies in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in companies in one or two countries.

In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund also may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks; bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.


The Fund also may invest in American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers, securities of foreign investment funds or trusts and real estate investment trust securities. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.


NATIONS INTERNATIONAL GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in foreign equity securities listed on major exchanges, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. The Fund may purchase the stock of small-, mid- and large-capitalization companies.


The Fund may invest up to 35% of its total assets in securities of issuers domiciled in developing countries. These countries are generally located in Eastern Europe, the Asia-Pacific region, Latin and South America, Africa and, subject to approval by the Board of Directors, the former Soviet Union and the Middle East. Debt securities, if any, purchased by the Fund will be rated in the top two categories by a NRSRO or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations (such as the International Bank for Reconstruction and Development (the "World Bank")), and money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund also may invest in ADRs, GDRs, EDRs and ADSs. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.


NATIONS EMERGING MARKETS FUND: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in equity securities of companies in emerging markets.


The Fund considers countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the World Bank and (iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.

A company will be considered in a country, market or region if it conducts its principal business activities in the country, market or region. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its assets situated in such country, market or region.

Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, GDRs, EDRs, and ADSs of such issuers.

The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.


The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.


For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.

NATIONS PACIFIC GROWTH FUND: The Fund seeks to achieve its objective by investing primarily in securities of issuers in the regions known as the Pacific Basin and the Far East. An issuer will be considered in a region if it conducts its principal business activities in the region. An issuer will be considered to conduct its principal business activities in a region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such region or has at least 50% of its assets situated in such region. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers in Japan.

The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.


The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various crite-ria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships. The Fund may invest in ADRs, GDRs, EDRs, and ADSs.


The Fund may invest in ADRs, EDRs, GDRs and ADSs. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.


NATIONS CAPITAL GROWTH FUND: The investment philosophy of the Fund is based on the belief that companies with superior growth characteristics selling at reasonable prices will, over time, outperform the market. Therefore, the Fund will generally seek to invest in larger capitalization, high-quality companies which possess above average earnings growth potential.

The Fund's equity investments will generally be made in companies which share some of the following characteristics:


(Bullet) above-average earnings growth relative to the S&P 500 Index;

(Bullet) established operating histories, strong balance sheets and favorable financial characteristics; and

(Bullet) above-average return on equity relative to the S&P 500 Index.


In addition, the Fund's investment program enables it to invest in the following types of companies:

(Bullet) companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;
(Bullet) companies that own or develop natural resources, such as energy exploration companies;
(Bullet) companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunication companies;
(Bullet) foreign companies, including those in countries with more rapid economic growth than the U.S.;
(Bullet) companies whose earnings growth is projected at a pace in excess of the average company (I.E., growth companies); and (Bullet) companies whose earnings are temporarily depressed and are currently out of favor with most investors.

Through intensive research, visits to many companies each year, and efficient response to changing market conditions, the Adviser seeks to make the most of the Fund's flexible charter.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

NATIONS EMERGING GROWTH FUND: The Fund will invest in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and securities convertible into common stocks, selected from a universe of emerging growth companies monitored by the Adviser. Most of the companies will have revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The universe focuses on companies with above average earnings growth rates and profit margins, yet the portfolio may include positions of special situation companies whose growth is expected to accelerate. These companies are believed to offer significant opportunities for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.

In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, innovative products, marketing expertise, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


The volatility of emerging growth stocks is greater than that of larger companies. Many of these stocks trade over-the-counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 100 companies which represent a broad range of industries and sectors, both in the United States and abroad. Although the Fund invests primarily in securities of U.S. issuers, it may invest up to 20% of its assets in foreign securities.



NATIONS SMALL COMPANY GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. In addition, the Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less.



In making investment decisions for the Fund, the Adviser, on a quarterly basis, classifies approximately 6,000 companies by market value and eliminates the largest 20%. The remaining companies constitute the Fund's small-capitalization universe and generally represent only one-tenth of the aggregate U.S. equity market capitalization. Due to the large number of small stocks to choose from, the Adviser's selection process uses advanced quantitative techniques to identify, buy and sell candidates in a timely and objective manner. The strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market value due to business difficulties, but which now exhibit improving prospects; and (ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.



The Adviser's internally designed investment approach uses a sophisticated valuation process which measures changes in current earnings estimates and longer-term growth trends, compares recent earnings results with market expectations, and evaluates a company's earnings power relative to its stock price. Companies become purchase candidates based upon a composite ranking of these factors, and the top 20% are further evaluated on additional criteria. Candidates for investment must also possess a sound financial structure and demonstrate consistent factor rankings before being added to the Fund's portfolio.



The Fund's weighted median capitalization generally is not expected to exceed 125% of the weighted median capitalization of the Russell 2000 Small Stock Index (the "Russell 2000") as measured on a quarterly basis, although this may vary from time to time. Furthermore, a stock may be sold if the composite rank falls into the bottom 20% of the universe, financial quality weakens significantly, or if individual factors demonstrate patterns of deterioration.



The Fund may invest up to 35% of its total assets in securities of issuers with a market capitalization greater than $1 billion and in debt securities. However, the Fund will not invest more than 10% of its total assets in debt securities, unless the Fund assumes a temporary defensive position as discussed below. Debt securities, if any, purchased by the Fund will be rated AA or above by S&P or Aa or above by Moody's or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, the U.S. and foreign governments and international organizations (such as the World
Bank) and money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund currently intends to limit any investment in foreign securities to 5% of total assets.


NATIONS DISCIPLINED EQUITY FUND: The investment philosophy of the Fund is based on the premise that companies with positive earnings trends also should experience positive trends in their share price. Based on this philosophy, the Fund invests primarily in the common stocks of companies that the Adviser believes are likely to experience significant increases in earnings. By pursuing this investment philosophy, the Fund seeks to provide investors with long-term capital appreciation which exceeds that of the S&P 500 Index.


In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. The quantitative analysis also includes ranking the attractiveness of equity securities according to a multi-factor valuation model. Both value and growth factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while growth characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. The objective is to maintain a broadly diversified portfolio which ranks in the top quartile on earnings momentum and in the top third on valuation. This approach generally produces a dividend yield less than the market average. Although this Fund seeks to invest in attractively priced securities with increasing earnings, its investment objective focuses on long-term capital appreciation; income is not an objective of this Fund.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. With respect to the remainder of the Fund's assets, the Fund may invest in a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund will invest primarily in medium- and large-sized companies (I.E. companies with market capitalizations of $500 million or greater) that are determined to have favorable price-to-earnings ratios. The Fund also may invest in securities issued by companies with market capitalizations of less than $500 million. The volatility of small-capitalization stocks is typically greater than that of larger companies. To help reduce risk, the Fund will invest in the securities of companies representing a broad range of industries and economic sectors.


The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (E.G. securities rated in one of the top four investment categories by an NRSRO or, if not rated, are of equivalent quality as determined by the Adviser. Obligations rated in the lowest of the top four investment grade rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.



The Fund may invest up to 20% of its total assets in foreign securities. For temporary defensive purposes, if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments, money market instruments and repurchase agreements. For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."



GENERAL: Each Equity Fund may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. Each Equity Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. In addition, each Equity Fund may invest in real estate investment trust securities and may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies. Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund may invest in forward foreign exchange contracts.



INDEX FUNDS:



NATIONS EQUITY INDEX FUND: Under normal conditions, the Fund will invest at least 80% of its assets in equity securities of companies which compose the S&P 500 Index. The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Different stocks have different weightings in the Index, depending on the amount of stock outstanding and its current price. In seeking to duplicate the performance of the S&P 500 Index, the Adviser will attempt to allocate the Fund's portfolio among common stocks in approximately the same weightings as the S&P 500 Index, beginning with the heaviest weighted stocks that make up a larger portion of the Index's value. Subject to applicable law, the Fund will purchase stock of NationsBank Corporation to the extent of its proportional make-up of the S&P 500 Index.



The Adviser generally will seek to match the composition of the S&P 500 Index as closely as possible, but may not always invest the Fund's portfolio to mirror the Index exactly. Because of the difficulty and expense of executing relatively small stock transactions, the Fund may not always be invested in the less heavily weighted S&P 500 Index stocks and may at times have its portfolio weighted differently from the S&P 500 Index. The Fund may omit or remove an S&P 500 Index stock from its portfolio if, following objective criteria, the Adviser judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. The Adviser may purchase stocks that are not included in the S&P 500 Index to compensate for these differences if it believes that their prices will move together with the prices of S&P 500 Index stocks omitted from the portfolio.


The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund, utilizing a "passive" or "indexing" investment approach, attempts to duplicate the performance of the S&P 500 Index.

The correlation between the performance of Nations Equity Index Fund (before fees and expenses) and the S&P 500 Index is expected to be over 0.95 on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gain distributions, increases or decreases in exact proportion to changes in the S&P 500 Index. The Fund's ability to track the S&P 500 Index, however, may be affected by, among other things, transaction costs, changes in either the composition of the S&P 500 Index or the number of shares outstanding for the components of the S&P 500 Index, and the timing and amount of shareholder purchase and redemptions. The Fund may utilize stock index futures contracts to minimize tracking error. In connection with engaging in futures transactions, the Fund may hold cash, cash equivalents, and/or U.S. government securities.

Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical in common stocks. However, the Fund will maintain a reasonable position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. government securities and repurchase agreements.

The Fund may also invest a portion of its portfolio in instruments whose return depends on stock market prices. These may include debt securities whose prices or interest rates are indexed to the return of the S&P 500 Index, or swap agreements linked to the S&P 500 Index, and options and futures contracts. The Fund would invest in these types of instruments in order to seek to match the total return of the Index in accordance with its investment objective. However, instruments linked to stock market returns may not track the return of the Index in all cases, and may involve additional credit risks.


NATIONS MANAGED INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the S&P 500 Index over time.



The initial stock universe considered by the Adviser is the S&P 500 Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 300 to 400 holdings that capture the investment characteristics of the S&P 500 Index.



Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event the Fund will invest at least 80% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



NATIONS MANAGED SMALLCAP INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the Standard & Poor's SmallCap 600 Index (the "S&P 600 Index").2 The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the Index over time.



From the initial S&P 600 Index stock universe the Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of approximately 400 to 500 holdings that capture the investment characteristics of the S&P 600 Index.



Under normal conditions, substantially all of the Fund's assets, and, in any event at least 80% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



NATIONS MANAGED VALUE INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P/BARRA Value Index. The S&P/BARRA Value Index is a subset of the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation. The S&P/BARRA Value Index is a market capitalization weighted index consisting of approximately 340 common stocks selected from the S&P 500 Index on the basis of a higher than average price-to-book ratio. Because of their higher than average price-to-book ratios, stocks in the S&P/BARRA Value Index, on average, typically exhibit higher yields than

2 "Standard & Poor's SmallCap 600" is a registered service mark of S&P.

stocks in the S&P 500 Index. Historically, stocks in the S&P/BARRA Value Index, on average, have exhibited less short-term volatility than stocks in the S&P 500 Index.



S&P constructs in the S&P/BARRA Value Index semi-annually by ranking all common stocks included in the S&P 500 Index by their price-to-book ratios. The resulting list is then divided in half by market capitalization. Stocks in the half of the list that have higher price-to-book ratios are included in the S&P/BARRA Value Index.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity value index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA Value Index while reducing the downside risk of underperforming the S&P/BARRA Value Index over time.



The initial stock universe considered by the Adviser is the S&P/BARRA Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to lenders in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 100 to 200 holdings that capture the overall investment characteristics of the S&P/BARRA Value Index.



Under normal conditions, the Adviser will invest at least 80% of its total assets, in common stocks which are included in the S&P/BARRA Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government obligations ("U.S. Government Obligations") and repurchase agreements.



NATIONS MANAGED SMALLCAP VALUE INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P/BARRA SmallCap Value Index. The S&P/BARRA SmallCap Value Index is a subset of the S&P 600 Index. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance. The S&P/BARRA SmallCap Value Index is a market capitalization weighted index consisting of approximately 375 companies selected from the S&P 600 Index on the basis of price-to-book ratios. Those companies with lower price-to-book ratios make up the S&P/BARRA SmallCap Value Index. The S&P/BARRA SmallCap Value Index is rebalanced semi-annually to reflect changes in the S&P 600 Index. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser, believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA SmallCap Value Index while reducing the downside risk of underperforming the S&P/BARRA SmallCap Value Index over time.



The initial stock universe considered by the Adviser is the S&P/BARRA SmallCap Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 200 to 300 holdings that capture the overall investment characteristics of the S&P/BARRA SmallCap Value Index.



Under normal conditions, the Adviser will invest at least 80% of its total assets in common stocks which are included in the S&P/BARRA SmallCap Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates or deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.


ABOUT THE INDEXES: The S&P 500 Index is composed of 500 common stocks, which are chosen by S&P on a statistical basis to be included in the Index. The S&P SmallCap 600 Index is composed of 600 domestic stocks, which are chosen by S&P based on, among other things, market size, liquidity and industry group representation. The S&P SmallCap 600 Index is designed to be a bench-mark of small capitalization stock performance. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.



The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index (collectively, the "BARRA Value Indexes") are constructed by dividing the stocks in the S&P 500 Index and the S&P 600 Index, respectively, according to a single attribute: price-to-book ratios. The BARRA Value Indexes are capitalization-weighted, meaning that each stock is weighted in the approximate index in proportion to its market value. Additionally, price-to-book ratios tend to be more stable over time than alternative measures such as price-to-earnings ratios, historical earnings growth rates, or return on equity. This results in indexes with relatively low turnover. Generally, the companies in the BARRA Value Indexes also exhibit characteristics associated with "value" stocks: lower price-to-earnings ratios, higher dividend yields, and lower historical and predicted earnings growth than the S&P 500 Index or the S&P 600 Index, respectively.



The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index are relatively concentrated. The S&P/BARRA Value Index tends to be more heavily concentrated in the Energy, Utility, and Financial sectors than the S&P 500 Index. Additionally, the S&P/BARRA SmallCap Value Index tends to be more heavily concentrated in the Utility and Financial sectors than the S&P 600 Index.


The inclusion of a stock in the S&P 500 Index, the S&P 600 Index, S&P/BARRA Value Index or the S&P/BARRA SmallCap Value Index in no way implies that S&P or BARRA believes the stock to be an attractive investment. The Indexes are determined, composed and calculated by S&P and BARRA without regard to the Funds. Neither S&P or BARRA is a sponsor of, or in any way affiliated with, the Funds, and neither S&P or BARRA makes any representation or warranty, expressed or implied, on the advisability of investing in the Funds or as to the advisability of investing in the Funds or as to the ability of the Indexes to track general stock market performance. S&P and BARRA disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein.


GENERAL: Each Index Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. Each Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. In addition, the Funds may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies.



In addition, when consistent with the Fund's respective investment objective, each of the Funds will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the portfolio construction process discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.



Equity mutual funds, like other investors in equity securities, incur transaction (brokerage) costs in connection with the purchase and sale of portfolio securities. For some funds, these costs can have a material negative impact on performance. With respect to the Index Funds, the Adviser to the Funds will attempt to minimize these transaction costs by utilizing program trades and computerized exchanges called "crossing networks" which allow institutions to execute trades at the mid-point of the bid/ask spread and at a reduced commission rate.


For more information concerning these and other instruments in which the Funds may invest and their investment practices, see "Appendix A."

BALANCED FUND:

NATIONS BALANCED ASSETS FUND: In pursuing the Fund's objective, the Adviser will allocate the Fund's assets based upon its judgment of the relative valuation and the expected returns of the three major asset classes in which the Fund principally invests: common stocks, fixed income securities and cash equivalents. In assessing relative value and expected returns, the Adviser will evaluate current economic and financial market conditions (both domestically and internationally), current interest rate trends, earnings and dividend prospects for common stocks, and overall financial market stability. These asset classes are actively managed in an effort to maximize total return. In general, the Adviser believes that common stocks offer the best opportunity for long-term capital appreciation.

The Fund invests in common and preferred stocks of U.S. corporations and of foreign issuers, as well as securities convertible into common stocks, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities) that meet the Adviser's stringent criteria. Fundamental research and valuation analysis are emphasized in the stock selection process. Stock holdings are typically those of seasoned, financially strong companies with favorable industry positioning.

Under the normal circumstances, at least 25% of the total value of the Fund's assets will be invested in fixed income securities. The Fund may invest in government, corporate and municipal securities, as well as mortgage-backed and asset-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by an NRSRO, or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 25% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


BOND FUNDS:



NATIONS U.S. GOVERNMENT BOND FUND: Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. Government securities and repurchase agreements collateralized by such securities. While the maturity of individual securities will not be restricted, except during temporary defensive periods or unusual market conditions, the average weighted maturity of the Fund will be between five and thirty years. The Fund may invest in a variety of U.S. Government Obligations. The Fund may also invest in interests in the foregoing securities, including collateralized mortgage obligations issued or guaranteed by a U.S. Government agency or instrumentality. U.S. Government Obligations have historically had a very low risk of loss of principal if held to maturity. The Fund, however, can give no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities if it were not legally required to do so.



The Fund may also invest up to 35% of its total assets in debt securities of U.S. and foreign corporate and foreign government issuers, ADRs and EDRs, zero coupon bonds and cash equivalents. The Fund will purchase only those non-government investments which are rated investment grade or better by at least one NRSRO or, if unrated, are determined by the Adviser to be of comparable quality. If a portfolio security held by the Fund ceases to be rated investment grade by at least one NRSRO or if the Adviser determines that an unrated portfolio security held by the Fund is no longer of comparable quality to an investment grade security, the security will be sold in an orderly manner as quickly as possible. Additionally, the Fund may also invest in futures contracts, interest rate swaps and options.



The value of the Fund's portfolio (and consequently its shares) is expected to fluctuate inversely in relation to changes in the direction of interest rates.


NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: In pursuing its investment objective, Nations Short-Intermediate Government Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and five years and the duration will not exceed five years. U.S. Government Obligations have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, collateralized mortgage obligations or "CMOs," real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


The Fund also may invest in "high quality" money market instruments (I.E., those within the two highest rating categories or unrated instruments determined by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.

NATIONS GOVERNMENT SECURITIES FUND: In pursuing its investment objective, Nations Government Securities Fund invests at least 65% of its assets in U.S. Government Obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and 10 years and the Fund's duration is expected to be in a range of 3.5 to 6 years.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.



The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.



NATIONS SHORT-TERM INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years.


The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; and mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated. The Fund also may invest in U.S. Government Obligations.

Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

As noted above, the Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS DIVERSIFIED INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be greater than five years.


The Fund may invest in corporate convertible and non-convertible debt obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; dollar-denominated and non-dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSRO's, or if not so rated, determined by the Adviser to be of comparable quality.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.

Up to 35% of the total value of the Fund's assets may be invested in lower-quality fixed income securities rated "B" or better by Moody's or S&P, or if not so rated, determined by the Adviser to be of comparable quality. Securities which are rated "B" generally lack characteristics of the desirable investment, and assurance of interest and principal payment over any long period of time may be limited. Non-investment grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds." They tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund may hold or invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS STRATEGIC FIXED INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade fixed income securities. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be ten years or less and under no circumstances will it exceed 15 years.


The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; U.S. Government Obligations; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality. The Fund also may invest in dividend paying preferred and common stock.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.


The Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G., rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.



The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS GLOBAL GOVERNMENT INCOME FUND: In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.


The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. Because the Fund intends to invest a large portion of its assets in foreign Government Securities, the Fund is a "non-diversified" investment company for purposes of the 1940 Act. The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency.


The Fund is managed in accordance with an overall global investment strategy which means that Fund investments are allocated among securities denominated in U.S. dollars and the currencies of a number of foreign countries. The Fund's exposure to various count-ries and currencies will vary in accordance with the Adviser's assessment of the relative yield and appreciation of such securities. Fundamental economic strength, credit quality and interest rate trends are the principal factors considered by the Adviser in determining whether to increase or decrease the emphasis placed upon a particular country or particular type of security within the Fund's investment portfolio.

Under normal market conditions, the Fund intends to invest primarily in securities rated "A" or better at the time of purchase by Moody's or S&P and unrated securities that, at the time of purchase will be determined to be of comparable quality by the Adviser. The Fund also may invest in securities rated "Baa" by Moody's or "BBB" by S&P, but does not, as a general matter, intend to invest more than 10% of its total assets in such securities. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such event in determining whether the Fund should continue to hold the obligation. In no event will the Fund hold more than 5% of its total net assets in securities rated below investment grade. See "Appendix B" below for a description of these rating designations. The Adviser expects that the Fund's dollar-weighted average maturity will not be greater than 15 years under normal market conditions.


Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.


For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. The Fund also may invest in money market instruments.


GENERAL: Each of the Balanced and Bond Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and CFTC-approved U.S. and foreign exchange-traded financial futures and options thereon for market exposure risk-management. Each Fund also may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Nations Balanced Assets Fund, Nations U.S. Government Bond Fund, Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund may engage in reverse repurchase agreements and dollar roll transactions. Nations Global Government Income Fund may invest in forward foreign exchange contracts. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies.



The Funds may also invest in instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such trusts and partnerships.


Certain securities that have variable or floating interest rates or demand, put or prepayment features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Funds.

For more information concerning these and other instruments in which the Funds may invest and their investment practices, see "Appendix A."

Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of the Funds' shares, such changes will not affect the income received by the Funds from such securities. However, since available yields vary over time, no specific level of income can ever be assured. The dividends paid by the Funds will increase or decrease in relation to the income received by the Funds from their investments, which will in any case be reduced by the Funds' expenses before being distributed to the Funds' shareholders.


PORTFOLIO TURNOVER (NON-MONEY MARKET FUNDS): Generally, the Equity Funds, the Index Funds, the Balanced Fund and the Bond Funds (the "Non-Money Market Funds") will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. For the Funds' portfolio turnover rates, except for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund, see "Financial Highlights." While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate for each of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund will not exceed 25%. With respect to Nations International Growth Fund, it is expected that under normal market conditions, the annual portfolio turnover rate will not exceed 100%.



RISK CONSIDERATIONS: Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue.


The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, I.E., that the issuer may not be able to pay principal and/or interest when due.

Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with the Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."


Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.



SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN NATIONS INTERNATIONAL EQUITY FUND, NATIONS INTERNATIONAL GROWTH FUND, NATIONS EMERGING MARKETS FUND, NATIONS PACIFIC GROWTH FUND AND NATIONS GLOBAL GOVERNMENT INCOME FUND: Investors should understand and consider carefully the special risks involved in foreign investing. In addition, each of these Funds presents unique risks of which investors should be aware.



Investors in Nations International Equity Fund should be aware that the Fund may, from time to time, invest up to 5% of its total assets in securities of companies located in Eastern Europe. Economic and political reforms in this region are still in their infancy. As a result, investment in such countries would be highly speculative and could result in losses to the Fund and, thus, to its shareholders.



Investors in Nations Pacific Growth Fund should understand and consider carefully the special risks involved in investing in the Pacific Basin and Far East. Countries in the Pacific Basin and Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties.



The same is true, but even more so, for the emerging market countries in which Nations Emerging Markets Fund will invest. Although the Fund believes that its investments present the possibility for significant growth over the long term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid.



The above risk considerations are also relevant to an investment in Nations International Growth Fund.



Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness. In general, bond prices rise when interest rates fall, and vice versa.



Moreover, for each of the Funds, investing in securities denominated in foreign currencies and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunities and risks not typically associated with investing in U.S. dollar-denominated securities. Additionally, changes in the value of foreign currencies can significantly affect a Fund's share price. General economic and political factors in the various world markets also can impact a Fund's share price.



The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also higher than the typical domestic equity mutual fund.



Risks unique to international investing include: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in United States markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war;
(7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries. See "Appendix A" for an additional discussion of the risks associated with an investment in the Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.



SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE INDEX FUNDS: The techniques employed by the Adviser to seek to manage capital gain distributions will generally only have the effect of deferring the realization of capital gains. For example, to the extent that the capital gains recognized on a sale of portfolio securities arise from the sale of specifically-identified securities with higher tax bases, subsequent sales of the same portfolio securities will be calculated by reference to the lower tax basis securities that remain in the portfolio. Under this scenario, an investor who purchases shares of a Fund after the first sale could receive capital gain distributions that are higher than the distributions that would have been received if this methodology had not been used. Therefore, certain investors actually could be disadvantaged by the techniques employed by the Fund to seek to manage capital gain distributions, depending on the timing of their purchase of Fund shares. Even if there are no subsequent sales, upon a redemption or exchange of Fund shares an investor will have to recognize gain to the extent that the net asset value of Fund shares at such time exceeds such investor's tax basis in his or her Fund shares.

The various techniques employed by the Funds to manage capital gain distributions may result in the accumulation of substantial unrealized gains in the Funds' portfolios. Moreover, the realization of capital gains is not entirely within a Fund's control because it is at least partly dependent on shareholder purchase and redemption activity. Capital gain distributions may vary considerably from year to year.



Furthermore, the U.S. Treasury has proposed legislation which would require holders of substantially identical securities to determine their tax basis using the average cost of all of their holdings in such securities. If enacted, the legislation would prevent the Funds from specifically identifying each lot of shares that they hold and from selling first those specific shares with the highest tax basis. Thus, the legislation would restrict the Funds' ability to manage capital gains.


INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAIs.

Each Fund may not:


1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply (a) with respect to the Nations Global Government Income Fund, to investments in foreign Government Securities; and (b) to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. In addition, this limitation does not apply to investments by "money market funds" as that term is used under the 1940 Act, as amended in obligations of domestic banks.


2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Each Fund (other than Nations Global Government Income Fund) may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

Nations Global Government Income Fund may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of such Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.


Nations International Growth Fund may not borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while such Fund has borrowings outstanding in an amount exceeding 5% of its total assets.



Each of Nations Small Company Growth Fund and Nations U.S. Government Bond Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.



In addition, as a matter of non-fundamental policy, Nations Tax Exempt Fund may not purchase any securities other than obligations the interest on which is exempt from Federal income tax and stand-by commitments with respect to such obligations.



The investment objective and policies of each Fund, unless otherwise specified, are non-fundamental may be changed without shareholder approval. Shareholders of Nations International Growth Fund, Nations Small Company Growth Fund and Nations U.S. Government Bond Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.



In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.

   How Performance Is Shown

NATIONS MONEY MARKET FUNDS: From time to time the Money Market Funds may advertise the yield and effective yield on a class of shares and the Nations Tax Exempt Fund also may advertise the tax-equivalent yield of a class of shares. YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a class of shares in a Fund refers to the income generated by an investment in such class over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of each class of shares in the Nations Tax Exempt Fund shows the level of taxable yield needed to produce an after-tax equivalent to such class's tax-free yield. This is done by increasing the class's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate.


NON-MONEY MARKET FUNDS: From time to time the Funds may advertise the total return and yield on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.


"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period.


Set forth below is certain performance data for the Enhanced Equity Index Common Trust Fund and Enhanced Small Cap Equity Index Common Trust Fund (the "CTFs"), each of which is currently managed on behalf of NationsBank by TradeStreet. (Prior to the formation of TradeStreet in 1995, the CTFs were managed solely by NationsBank.) The performance data for the CTFs is deemed relevant because the Enhanced Equity Index and Enhanced Small Cap Equity Index Common Trust Funds have investment objectives and policies that are substantially similar to those of Nations Managed Index Fund and Nations Managed SmallCap Index Fund, respectively. Moreover, the portfolio manager of TradeStreet (who currently manages the CTFs and the Funds) employs the same quantitative investment process for the Funds that has, and continues to be, utilized for the CTFs. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE OF THE CTFS AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF THE CTFS OR THE FUNDS.



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
INDICATED THROUGH MARCH 31, 1997



                                                                  Since
                            One         Three        Five       Inception
                           Year         Year         Year      (12/31/88)**

Enhanced Equity Index
  Common Trust Fund*      19.98%       22.31%       16.08%       16.52%
S&P 500 Index             19.77%       22.28%       16.39%       16.28%
Lipper S&P 500 Index
  Funds Average***        19.19%       21.73%       15.89%       15.66%



ANNUAL TOTAL RETURNS



                                Enhanced                     Lipper Equity
                              Equity Index                       Index
                              Common Trust        S&P            Funds
Year                             Fund*         500 Index       Average***

1989                             34.12%          31.55%          30.58%
1990                             -1.52%          -3.15%          -3.57%
1991                             31.72%          30.56%          29.65%
1992                              5.52%           7.64%           7.12%
1993                             10.47%           9.99%           9.52%
1994                              0.69%           1.31%           0.90%
1995                             37.66%          37.45%          36.82%
1996                             23.62%          23.08%          22.30%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
INDICATED THROUGH MARCH 31, 1997



                                                         Since
                                            One        Inception
                                            Year       (10/1/95)

Enhanced Small Cap Equity Index Common
  Trust Fund*                              11.76%        11.68%
S&P 600 Index                              8.39%         9.83%

 * The total returns reflect the deduction of 0.50% of fees and expenses per annum. The CTFs are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the CTFs.



 ** Prior to 12/31/88 the Enhanced Equity Index Common Trust Fund was managed with a different objective and policies and therefore performance prior thereto is not included in the prior performance calculations.



*** The Lipper S&P 500 Index Funds Average represents the average performance of mutual funds with similar objectives monitored by Lipper Analytical Services, Inc. during the periods shown.


Set forth below is certain performance data for the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite, reflecting the performance of private accounts, including U.K. authorized unit trusts, managed by Gartmore plc, as defined below. The performance data for these accounts is deemed relevant because the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite have investment objectives, policies and restrictions that are substantially similar to those of Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. There is substantial continuity between the portfolio managers of Gartmore plc who were responsible for managing those accounts and the portfolio managers of Gartmore who are responsible for managing Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF GARTMORE OR THE FUNDS.



PACIFIC EX-JAPAN COMPOSITE



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                      One Year         Two Years        Three Years       Four Years
Pacific Ex-Japan
 Composite                3.95%             8.44%             7.79%           17.11%
Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Indexl             -2.44%             8.58%             7.08%           15.62%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                                                                           Since
                                          Six                            Inception
                     Five Years          Years         Seven Years       (1/1/88)

Pacific Ex-Japan
 Composite               18.84%           18.08%           14.79%           20.42%
Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Indexl             16.69%           16.61%           15.77%           19.02%



ANNUAL TOTAL RETURNS*



                                                         Morgan Stanley
                                                             Capital
                                                          International
                                        Pacific         Combined Far East
                                       Ex-Japan            (Ex-Japan)
                                       Composite           Free Indexl
1988                                       11.9%                30.0%
1989                                      58.40%                32.1%
1990                                        0.0%                -6.5%
1991                                       22.1%                31.0%
1992                                       22.9%                21.8%
1993                                      110.0%               103.4%
1994                                      -13.9%               -17.5%
1995                                        4.0%                 8.8%
1996                                       13.5                 11.1



 * The average annual total returns and annual total returns are net of fees. The fees for these accounts were 1% per annum until September 30, 1988, and 1.5% per annum thereafter. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



l The Morgan Stanley Capital International Combined Far East (Ex-Japan) Free
  Index is a capitalization-weighted index that tracks 7 countries and represents only those securities that are available for investment by international investors; many issues are still restricted to domestic investors in certain Pacific Basin countries.



EMERGING MARKETS COMPOSITE



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                                                                           Four Years
                                                                              Since
                                                                            Inception
                       One Year         Two Years        Three Years         1/1/93
Emerging Markets
 Composite                 16.2%             11.1%             -1.8%            10.2%
IFC Investables
 Indexl                    11.4%             13.4%              3.1%           13.39%



ANNUAL TOTAL RETURNS*



                                       Emerging
                                        Markets          IFC Investables
                                       Composite             Indexl
1993                                       76.5%                79.6%
1994                                      -19.0%               -12.0%
1995                                      -11.3%                -8.5%
1996                                       13.0%                 9.4%



 * The average annual total returns and annual total returns have been calculated since inception (1/1/93) and are net of fees. The fees for these accounts were 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



l The IFC Investables Index includes over 1,100 stocks representing 27 stock markets in developing countries, and reflects the accessibility of markets and individual stocks for foreign ownership.

GLOBAL GOVERNMENT BOND
EX-U.K. COMPOSITE



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                              One Year            Two Years           Three Years
Global Government Bond
 Ex-U.K.
 Composite**                      -1.2%                4.4%                 6.1%
J.P. Morgan Global
 Government Bonds
 Indexl                            1.0%                3.9%                 6.5%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997**



                                                                            Since
                                                                          Inception
                                Four Years           Five Years            10/1/90
Global Government Bond Ex-
 U.K. Composite**                     6.2%                 8.4%              10.31%
J.P. Morgan Global
 Government Bonds Indexl              6.5%                 7.9%               8.97%



ANNUAL TOTAL RETURNS*



                                        Global             J.P. Morgan
                                      Government              Global
                                     Bond Ex-U.K.           Government
                                       Composite           Bonds Indexl
1991                                       20.8%                 16.0%
1992                                        4.8%                  5.2%
1993                                       15.0%                 11.6%
1994                                       -0.9%                  1.5%
1995                                       22.8%                 19.6%
1996                                        0.6%                  3.5%



 * The average annual total returns and annual total returns have been calculated since inception (10/1/90) and are net of fees. The fees on these accounts varied by contractual agreement and have been assumed to be 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



** The accounts of the Global Government Bond Ex-U.K. Composite do not invest in securities of U.K. issuers, which are permissible investments for Nations Global Government Income Fund. However, inclusion of such securities, to the extent of their representation in the J.P. Morgan Global Government Bond Index, would not have materially affected their total returns.



l The J.P. Morgan Global Government Bonds Index is a capitalization-weighted index that tracks government bonds issued in 13 countries located in the United States, Europe and the Far East.



Set forth below is the average annual total return and annual total return for Nations International Equity Fund for the periods ending March 31, 1997:


NATIONS INTERNATIONAL
EQUITY FUND



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997



                                                                        Since Inception
                         One Year        Three Years      Five Years      on 12/2/91
Nations
 International
 Equity Fund                 1.32%            6.23%            8.24%           7.10%
Morgan Stanley
 Capital
 International EAFE
 Indexl                      1.46%            6.53%           10.57%           6.01%



ANNUAL TOTAL RETURNS



                                                         Morgan Stanley
                                        Nations             Capital
                                     International     International EAFE
                                      Equity Fund            Indexl
1992                                       -8.6%               -12.2%
1993                                      27.21%                32.6%
1994                                        2.6%                 7.8%
1995                                        8.5%                11.2%
1996                                        8.5%                 6.1%



l The Morgan Stanley Capital International EAFE Index represents an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia and the Far East.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and such Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Primary B Shares, the Money Market Funds offer Primary A, Investor A, Investor B, Investor C and Daily Shares. In addition to Primary B Shares, the Non-Money Market Funds offer Primary A, Investor A, Investor B (formerly Investor N) and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. Any fees charged by an institution and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an Investor's Institution, as defined below or by calling Nations Funds at the toll-free number indicated on the cover.


   How The Funds Are Managed

The business and affairs of each of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios are managed under the direction of its Board of Trustees and Board of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc. and Nations Portfolio's SAIs contain the names of and general background information concerning each Director of Nations Fund, Inc. and Nations Portfolios, respectively.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NationsBank has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to all of the Funds except for those Funds listed below, for which Gartmore or Boatmen's serves as investment sub-adviser. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund pursuant to sub-advisory agreements. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a UK company, which is the holding company for a leading UK-based international fund management group of companies. National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore Investment Management plc.



Boatmen's Capital Management, Inc. serves as investment sub-adviser to Nations U.S. Government Bond Fund. Its principal offices are located at 100 North Broadway, St. Louis, Missouri 63178-4737. Boatmen's is an indirect subsidiary of NationsBank Corporation, a registered bank holding company.


Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc. and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .25% of the first $250 million of the combined average daily net assets of both Nations Prime Fund and Nations Treasury Fund, plus .20% of the combined average daily net assets of such Funds in excess of $250 million; .40% of the average daily net assets of each of Nations Government Money Market Fund and Nations Tax Exempt Fund; .50% of the average daily net assets of each of Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, and Nations Equity Index Fund; 1.00% of the average daily net assets of Nations Small Company Growth Fund; .60% of the average daily net assets of each of Nations U.S. Government Bond Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund; .75% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund and Nations Balanced Assets Fund; .65% of the first $100 million of Nations Government Securities Fund's average daily net assets, plus .55% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .50% of the Fund's average daily net assets in excess of $250 million; .75% of the first $100 million of Nations Equity Income Fund's average daily net assets, plus .70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .60% of the Fund's average daily net assets in excess of $250 million; .90% of the average daily net assets of Nations International Equity Fund, Nations International Growth Fund and Nations Pacific Growth Fund; 1.10% of the average daily net assets of Nations Emerging Markets Fund; and .70% of the average daily net assets of Nations Global Government Income Fund.



For the services provided pursuant to sub-advisory agreements, NBAI will pay to TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of: .055% of the average daily net assets of Nations Prime Fund, Nations Treasury Fund, Nations Government Money Market Fund, and Nations Tax Exempt Fund; .10% of the average daily net assets of each of Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, and Nations Equity Index Fund; .15% of the average daily net assets of each of Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund; .20% of the average daily net assets of each of Nations Equity Income Fund; and .25% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Small Company Growth Fund, Nations Disciplined Equity Fund and Nations Balanced Assets Fund.



For services provided pursuant to sub-advisory agreements, NBAI will pay Gartmore sub-advisory fees, computed daily and paid monthly, at the annual rates of: .70% of Nations International Equity Fund's average daily net assets; .85% of Nations Emerging Markets Fund's average daily net assets; .70% of Nations Pacific Growth Fund's average daily net assets; and .54% of Nations Global Government Income Fund's average daily net assets. For services provided and expenses assumed, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rate of .40% of Nations International Growth Fund's average daily net assets up to and including $325,000,000 in assets and .25% on assets in excess of $325,000,000. As of the date of this prospectus, the Board of Directors has approved, and recommended to shareholders that they approve, an increase in the fees to be paid by NBAI to Gartmore to .70% of Nations International Growth Fund's average daily net assets. This increase will be implemented as soon as practicable following receipt of shareholder approval.



For services provided pursuant to a sub-advisory agreement, NBAI will pay Boatmen's sub-advisory fees at the rate of 0.15% of the average daily net assets of Nations U.S. Government Bond Fund.



From time to time, NBAI (and/or TradeStreet, Gartmore or Boatmen's) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory or sub-advisory fees and/or expenses payable by a Fund.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Fund's average daily net assets:
Nations Government Money Market Fund -- .14%, Nations Tax Exempt Fund -- .16%, Nations Value Fund -- .75%, Nations Capital Growth Fund -- .75%, Nations Emerging Growth Fund -- .75%, Nations Disciplined Equity Fund -- .75%, Nations Equity Index Fund -- .19%, Nations Managed Index Fund -- .06%, Nations Managed SmallCap Index Fund -- .00%, Nations Balanced Assets Fund -- .75%, Nations Short-Intermediate Government Fund -- .40%, Nations Short-Term Income
Fund -- .30%, Nations Diversified Income Fund -- .50%, and Nations Strategic Fixed Income Fund -- .50%. No fees were paid with respect to Nations Managed Value Index Fund or Nations Managed SmallCap Value Index Fund because neither Fund had yet commenced operations during the period indicated above.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Prime Fund -- .16%, Nations Treasury Fund -- .16%, Nations Equity Income Fund -- .67%, Nations International Equity Fund -- .90% and Nations Government Securities Fund -- .50%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Emerging Markets Fund -- 1.10%, Nations Pacific Growth Fund -- .90%; and Nations Global Government Income Fund -- .70%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Government Money Market Fund -- 0.55%; Nations Tax Exempt Fund -- 0.55%; Nations Value Fund -- .25%, Nations Capital Growth Fund -- .25%, Nations Emerging Growth Fund -- 0.25%, Nations Disciplined Equity Fund -- .25%, Nations Equity Index Fund -- .10%, Nations Managed Index Fund -- .10%, Nations Managed SmallCap Index Fund -- .10%, Nations Balanced Assets Fund -- .25%, Nations Short-Intermediate Government Fund -- .15%, Nations Short-Term Income Fund -- .15%, Nations Diversified Income Fund -- .15%, Nations Strategic Fixed Income Fund -- .15%, Nations Prime Fund -- .055%, Nations Treasury Fund -- .055%, Nations Equity Income Fund -- .20% and Nations Government Securities Fund -- .15%.



For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Small Company Growth Fund (formerly the Pilot Small Capitalization Equity Fund) -- .75%, Nations International

Growth Fund (formerly the Pilot International Equity Fund) -- .48%, and Nations U.S. Government Bond Fund) formerly the Pilot U.S. Government Securities
Fund) -- .40%. During the same period, after waivers, the Pilot Funds paid Kleinwort Benson Investment Management Americas Inc., under a previous sub-advisory agreement, sub-advisory fees at the rate of .32% of Nations International Growth Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid Gartmore under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- .85%, Nations Pacific Growth Fund -- .70% and Nations Global Government Income Fund -- .54% and Nations International Equity
Fund -- .70%.



Melinda Allen Crosby is a Product Manager, Municipal Fixed Income Management for TradeStreet and is Portfolio Manager for Nations Tax Exempt Fund. She has been Portfolio Manager for Nations Tax Exempt Fund since 1991. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1973. Her past experience includes consulting and municipal credit analysis for NationsBank Capital Markets. Ms. Crosby received a B.A. in Business Administration from the University of North Carolina at Charlotte and an M.B.A. from the McColl School of Business, Queens College. She was a founding member and past president of the Southern Municipal Finance Society and participated in the establishment of the National Federation of Municipal Analysts.



Sandra L. Duck is Product Manager, Money Market Management for TradeStreet and is Portfolio Manager for Nations Treasury Fund and Nations Government Money Market Fund. She has been Portfolio Manager for the Funds since 1993. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Duck has worked in the investment community since 1980. Her past experience includes product management and trading for Interstate/Johnson Lane and First Charlotte Corporation. Ms. Duck graduated from King's College.



Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Prime Fund. She has been Portfolio Manager for Nations Prime Fund since 1988. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.



Sharon M. Herrmann is a Director of Equity Management for TradeStreet and Senior Portfolio Manager for Nations Value Fund. Ms. Herrmann has been the Portfolio Manager for Nations Value Fund since 1989. Prior to assuming her position with TradeStreet, she was Senior Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Herrmann has worked for the Investment Management Group at NationsBank since 1981 where her responsibilities included fund management and institutional portfolio management. She attended Virginia Wesleyan College. Ms. Herrmann holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Eric S. Williams is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Equity Income Fund. Mr. Williams has been Portfolio Manager for Nations Equity Income Fund since 1991. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the investment Management Group at NationsBank. He has worked in the investment community since 1980. His past experience includes fund analysis and portfolio management for National Bank of Detroit. Mr. Williams received a B.S. in Accounting from East Carolina University, Summa Cum Laude and an M.B.A. from Indiana University. He holds the Chartered Financial Analyst designation, is on the Advisory Board of Indiana University's Investment Management Academy, and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.


Stephen Watson is Principal Portfolio Manager of Nations International Equity Fund and has been the Portfolio Manager since February, 1995. He joined Gartmore as a Global Fund Manager in 1993 and currently holds the position of Head of the International and Global Portfolio Team. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manager for international clients. From 1980 to 1987 he was associated with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Montagu. Mr. Watson is a member of the Securities Institute.


Philip J. Sanders is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Capital Growth Fund. Mr. Sanders has been Portfolio Manager for Nations Capital Growth Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Sanders has worked in the financial investment community since 1981. His past experience includes portfolio management, equity research and financial analysis for the Investment Management Group at NationsBank and Duke Power Company. Mr. Sanders received a B.A. in Economics from the University of Michigan and an M.B.A. from University of North Carolina at Charlotte. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.


Scott A. Billeadeau is a Senior Portfolio Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Emerging Growth Fund and Nations Small Company Growth Fund. Mr. Billeadeau has been Portfolio Manager of the Funds since June 1997. Previously he was Senior Analyst and Senior Portfolio Manager for BankAmerica's Pacific Horizon Aggressive Growth Fund at Security Pacific Corp. since 1991. Mr. Billeadeau has worked in the investment community since 1986. His past experience also includes quantitative analysis for American Express Financial Advisors, Inc. Mr. Billeadeau received an A.B. in Economics from Princeton University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, as well as the Seattle Society of Securities Analysts.



Jeffery C. Moser is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund. Mr. Moser has been with TradeStreet since 1996 and Portfolio Manager for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund since the inception of the Funds. He also is the Portfolio Manager of the Nations Disciplined Equity Fund and has been since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Moser has worked for the Investment Management Group at NationsBank since 1983 where his responsibilities included institutional portfolio management and equity analysis. Mr. Moser graduated Phi Beta Kappa with a B.S. in Mathematics from Wake Forest University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Julie L. Hale is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Balanced Assets Fund. Ms. Hale has been Portfolio Manager for the Nations Balanced Assets Fund since 1995. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1981. Her past experience includes research analysis and portfolio management for Mercantile Safe Deposit and Trust, and National City Bank. Ms. Hale received a B.S. in Business and Finance from Mount St. Mary's College and an M.B.A. from Kent State University. She holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Security Analysts, Inc. She is also a member of the National Association for Petroleum Investment Analysts and the World Affairs Council of Washington, D.C.


Gregory H. Cobb is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Strategic Fixed Income Fund. Mr. Cobb has been Portfolio Manager for Nations Strategic Fixed Income Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Cobb has worked in the investment community since 1987. His past experience includes portfolio management of intermediate duration and insurance products for Trust Company Bank and Barnett Bank Trust Company Inc. Mr. Cobb received a B.A. in Economics from the University of North Carolina at Chapel Hill.


Brad Pope is a Product Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Short-Term Income Fund. He is a senior member of the Fixed Income Team. As such, his responsibilities include setting duration policy for the Nations Funds fixed income funds. Mr. Pope has been the portfolio manager for Nations Short-Term Income Fund since August 1996. Prior to assuming this position, he was a manager in the structured products area. He joined the Investment Management Group at NationsBank, TradeStreet's predecessor organization in 1988. Mr. Pope has over nine years of investment experience, including working on the trading floor of the Chicago Board of Trade. Mr. Pope received a B.B.A. in Finance from the University of Texas at Austin.



Mark S. Ahnrud is a Director of Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Diversified Income Fund. Mr. Ahnrud has been Portfolio Manager for Nations Diversified Income Fund since 1992. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Ahnrud has worked for the Investment Management Group at NationsBank since 1985 where his responsibilities initially included institutional investment management sales and later involved high yield credit analysis. Mr. Ahnrud received a dual B.S. in Finance and Investments from Babson College and an M.B.A. from Duke University, Fuqua School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Christopher G. Gunster is a Portfolio Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Government Securities Fund. Mr. Gunster has been the lead Portfolio Manager since July 1997. Prior to assuming his position with TradeStreet, he was Assistant Vice President and Associate Portfolio Manager for the Investment Management Group at NationsBank since 1993. Mr. Gunster has worked in the investment community since 1987. His past experience includes investment marketing for The Boston Company and options-trading for Shatkin Investments, a regional broker/dealer. Mr. Gunster received a B.A. in Chemistry from Kenyon College and an M.B.A. in Finance from Babson Graduate School of Business. He holds the Chartered Financial Analyst designation and is a mem-ber of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



John S. Swaim is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Short-Intermediate Government Fund. Mr. Swaim has been Portfolio Manager for the Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Swaim has worked in the investment community since 1986. His past experience includes derivative products manager for the NationsBank Texas Corporate Investment Division portfolio. Mr. Swaim received a B.S. from University of North Texas and an M.B.A. from University of Texas at Arlington.


Mark Rimmer is Principal Portfolio Manager of Nations Global Government Income Fund and has been the Portfolio Manager since the Fund's inception. He has been associated with Gartmore since 1990 as an International Fixed Income Fund Manager. Previously, Mr. Rimmer managed multi-currency funds for institutional clients at Gulf International Bank in Bahrain, and prior to that he was a senior trader for Sumitomo Finance International, London. He graduated from Cambridge University with a degree in Economics.

Philip Ehrmann is Principal Portfolio Manager of Nations Emerging Markets Fund and is the Head of the Gartmore Emerging Markets Team. He has been the Portfolio Manager for the Fund since 1995. Prior to joining Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.

Seok Teoh is Principal Portfolio Manager of Nations Pacific Growth Fund and has been the Portfolio Manager since the Fund's inception. She has been associated with Gartmore since 1990 as the London based manager on its Far East Team. Previously, Ms. Teoh managed Far East equities for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh, who is a native of Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.


Greg W. Golden is a Structured Products Manager, Equity Management for TradeStreet and is Portfolio Manager for Nations Equity Index Fund, Nations Managed Index Fund and Nations Managed SmallCap Index Fund. He has been Portfolio Manager for these Funds since their inception. Prior to assuming his position with TradeStreet in 1996, he was Vice President and Structured Products Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience includes portfolio management, derivatives management and quantitative analysis for the Investment Management Group at NationsBank and Sovran Bank of Tennessee. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a Chartered Financial Analyst candidate and a member of Chicago Quantitative Alliance, the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Brian O'Neill is the Principal Senior Investment Manager of the Gartmore Global Portfolio Team and has been the Portfolio Manager of Nations International Growth Fund since July, 1997. Mr. O'Neill joined Gartmore as a Senior Investment Manager on the Global Portfolio Team in 1981 with responsibility for a variety of specialized global funds, including resource funds. Mr. O'Neill began his career with Royal Insurance in 1970 as an investment analyst specializing in United Kingdom research. He then expanded his field of expertise to include management of global equities, and in 1978 he moved to Antony Gibbs & Sons where he was appointed as a fund manager, specializing in global equities. Mr. O'Neill graduated from Glasgow University in 1969 with a MA Honours degree in Political Economy.



The Fixed Income Committee of Boatmen's is responsible for the day-to-day management of the investment portfolio of Nations U.S. Government Bond Fund.



Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the various Investment Advisory Agreements, and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.

First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Funds pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine the net asset value per share and dividends of each class of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds.



For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Government Money Market Fund -- .09%, Nations Tax Exempt Fund -- .09%, Nations Value
Fund -- .10%, Nations Capital Growth Fund -- .10%, Nations Emerging Growth
Fund -- .10%, Nations Disciplined Equity Fund -- .10%, Nations Managed Index Fund -- .10%, Nations Managed SmallCap Index Fund -- .10%, Nations Balanced Assets Fund -- .10%, Nations Short-Intermediate Government Fund -- .10%, Nations Short-Term Income Fund -- .10%, Nations Diversified Income Fund -- .10% and Nations Strategic Fixed Income Fund -- .10%. No fees were paid with respect to Nations Managed Value Index Fund or Nations Managed SmallCap Value Index Fund because neither Fund had yet commenced operations during the period indicated above.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- .09%, Nations Treasury Fund -- .09%, Nations Equity Income Fund -- .10%, Nations International Equity Fund -- .10% and Nations Government Securities
Fund -- .10%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid its administrators combined fees at the rates of the following Funds' average daily net assets: Nations Emerging Markets
Fund -- .10%, Nations Pacific Growth Fund -- .10% and Nations Global Government Income Fund -- .10%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to Institutions which assist customers in purchasing Primary B Shares of the Funds.



NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as custodian for the assets of all Funds, except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY, Avenue des Arts, 35 1040 Brussels, Belgium, serves as Custodian for the assets of Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.



BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.



First Data serves as transfer agent (the "Transfer Agent") for the Funds' Primary Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109. NationsBank of Texas also serves as the sub-transfer agent for each Fund's Primary Shares and is entitled to receive an annual fee of $251,000 from First Data for performing such services.



Price Waterhouse LLP serves as independent accountants to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.


EXPENSES: The accrued expenses of each Fund, as well as certain expenses attributable to Primary B Shares, are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; taxes; interest; fees (including fees paid to Nations Fund's trustees, directors and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodians and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Primary B Shares also bear certain shareholder servicing and shareholder administration costs. Any general expenses of Nations Fund Trust, Nations Fund, Inc. and/or Nations Portfolios that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust, Nations Fund, Inc. and/or Nations Portfolios or in such other manner as the Board of Trustees or the relevant Board of Directors deems appropriate.


   Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Portfolios, Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Money Market Funds currently offer six classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. The Non-Money Market Funds currently offer five classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B (formerly Investor N) Shares and Investor C Shares. Certain funds, however, do not offer shares of each class. This Prospectus relates only to the Primary B Shares of the following funds of Nations Fund Trust: Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Equity Index Fund, Nations Balanced Assets Fund, Nations Government Money Market Fund, Nations Tax Exempt Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-621-2192.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See Nations Fund Trust's SAI for examples of when the 1940 Act requires voting by fund.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Primary B Shares of the following funds of Nations Fund, Inc.: Nations Equity Income Fund, Nations Prime Fund, Nations Treasury Fund, Nations Small Company Growth Fund, Nations U.S. Government Bond Fund, Nations International Equity Fund, Nations International Growth Fund and Nations Government Securities Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-621-2192.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.



NATIONS PORTFOLIOS: Nations Portfolios was incorporated in Maryland on January 23, 1995. Nations Portfolios' fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 150,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Primary B Shares of Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-621-2192.


Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Portfolios and, therefore, could be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Portfolios' SAI. It is anticipated that Nations Portfolios will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosure on three separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

PENDING LEGAL PROCEEDINGS: A purported class action lawsuit against, among others, Nations Government Securities Fund and Nations Short-Intermediate Government Fund was filed by Lawrence Bergelt on May 21, 1996. The complaint was amended and consolidated on July 11, 1996 in the United States District Court for the Middle District of Florida, Tampa Division by Mr. Bergelt and others in an action against the two funds, NationsBank Corporation and certain of its affiliates, Dean Witter Distributors and certain of its affiliates, and Stephens, Inc. (Case No. 94-995-Civ.-T-23E). As relevant to Nations Government Securities Fund and Nations Short-Intermediate Government Fund, plaintiffs allege that, among other things, defendants violated the Securities Exchange Act of 1934 and various state securities fraud statutes by employing a scheme to defraud plaintiffs into purchasing shares of the funds and making untrue statements of material fact and omitting to state material facts in connection with sales of shares of the funds. Plaintiffs further allege that, among other things, defendants concealed the risks associated with such funds by blurring the distinctions between banks and non-bank subsidiaries and by obscuring the differences between traditional, federally insured bank products and uninsured, non-depository products.

About Your Investment

   How To Buy Shares


Primary B Shares may be purchased through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) ("Institutions") that have entered into a shareholder administration agreement (an "Administration Agreement") or a shareholder servicing agreement (a "Servicing Agreement") with Nations Funds and/or a selling agreement with Stephens.


Primary B Shares are purchased at net asset value per share without the imposition of a sales charge according to procedures established by the Institution. Institutions, however, may charge the accounts of their customers ("Customers") for services provided in connection with the purchase of shares.


Purchases of Money Market Funds may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases of the Non-Money Market Funds may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business ("Business Day"). Unless otherwise specified, the term Business Day in this Prospectus refers to a Bank Business Day with respect to a Money Market Fund, and a NYSE Business Day with respect to a Non-Money Market Fund.


There is a minimum initial investment of $1,000 for each record holder; there is no minimum subsequent investment.


Pursuant to the Administration and Servicing Agreements, Institutions will provide various shareholder services for their Customers that own Primary B Shares. From time to time, Nations Funds may voluntarily reduce the maximum fees payable for shareholder services.



Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Primary B Shares is recorded on the books of the Funds, and share certificates are not issued. It is the responsibility of Institutions to record beneficial ownership of Primary B Shares and to reflect such ownership in the account statements provided to their Customers.



EFFECTIVE TIME OF PURCHASES -- MONEY MARKET FUNDS: Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or by the Transfer Agent. A purchase order must be received by Stephens or by the Transfer Agent by 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund). A purchase order received by Stephens or the Transfer Agent after such time will not be accepted; notice thereof will be given to the Institution placing the order, and any funds received will be returned promptly to the sending Institution. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled.



EFFECTIVE TIME OF PURCHASES -- NON-MONEY
MARKET FUNDS: Purchase orders for Primary B Shares in the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Fund's Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Institution placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution.



Primary B Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent. Institutions are responsible for transmitting orders for purchases of Primary B Shares by their Customers, and for delivering required funds, on a timely basis. It is the responsibility of Stephens to transmit orders it receives to Nations Funds. Institutions should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.



   How To Redeem Shares



Customers may redeem all or part of their Primary B Shares in accordance with instructions and limitations pertaining to their account at an Institution. It is the responsibility of the Institutions to transmit redemption orders to Stephens or to the Transfer Agent and to credit their Customers' accounts with the redemption proceeds on a timely basis. It is the responsibility of Stephens to transmit orders that it receives to Nations Funds. No charge for wiring redemption payments is imposed by Nations Funds, although the Institutions may charge their Customer accounts for these or other services provided in connection with the redemption of Primary B

Shares. Information concerning these services and any charges are available from the Institutions. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by Stephens or by the Transfer Agent.


With respect to Money Market Funds, redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), and payment will normally be wired the same day to the Institutions. Nations Funds reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of NationsBank, an earlier payment could adversely impact a Fund. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. Redemption orders will not be accepted by Stephens or by the Transfer Agent after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), for execution on that Business Day.



With respect to the Non-Money Market Funds, redemption proceeds are normally remitted in federal funds wired to the redeeming Institution within three Business Days following receipt of the order.



Nations Funds may redeem a shareholder's Primary B Shares if the balance in such shareholder's account drops below $500 as a result of redemptions, and the shareholder does not increase his or her balance to at least $500 on 60 days' written notice. If a shareholder has agreed with a particular Institution to maintain a minimum balance in his or her account at the Institution, and the balance in such Institution account falls below that minimum, the shareholder may be obliged to redeem all or a part of his or her Primary B Shares in the Funds to the extent necessary to maintain the required minimum balance in such Institution account. Nations Funds also may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


   How To Exchange Shares

The exchange feature enables a shareholder of Primary B Shares of a Fund to acquire Primary B Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Primary B Shares for Primary B Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.

The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


Provided your Institution allows telephone exchanges, during periods of significant economic or market change, such telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the Institution through which the original shares were purchased. Investors should consult their Institution or Stephens for further information regarding exchanges.

Primary B Shares may be exchanged by directing a request directly to the Institution through which the original Primary B Shares were purchased or in some cases Stephens or the Transfer Agent. Investors should consult their Institution or Stephens for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Institution.

   Shareholder Servicing Arrangements



The Money Market Funds have adopted a Shareholder Servicing Plan (the "Servicing Plan") pursuant to which Primary B Shares are sold through Institutions which enter into Servicing Agreements with Nations Funds. The Servicing Agreements require Institutions to provide shareholder services to their Customers who from time to time beneficially own Primary B Shares in return for payment by the Fund at a rate not exceeding 0.25% (on an annualized basis) of the average daily net asset value of the Primary B Shares beneficially owned by Customers with whom the Institutions have a servicing relationship. Holders of Primary B Shares will bear all fees paid to Institutions under the Servicing Plan.



Such shareholder services supplement the services provided by Stephens, First Data and the Transfer Agent to shareholders of record. The shareholder services provided by Institutions may include general shareholder liaison services; processing purchase, exchange, and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from the Funds on behalf of Customers; providing information periodically to Customers showing their positions in Primary B Shares; providing sub-accounting with respect to Primary B Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Primary B Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.



The Non-Money Market Funds have adopted a Shareholder Administration Plan (the "Administration Plan") pursuant to which Institutions provide shareholder administration services to their Customers who from time to time beneficially own Primary B Shares. Payments under the Administration Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.60% of the average daily net asset value of the Primary B Shares beneficially owned by Customers with whom the Institutions have a servicing relationship. Additionally, in no event may the portion of the shareholder administration fee that constitutes a "service fee," as that term is defined in Article III, Section 26(b)(9) of the Rules of Fair Practice of the NASD, exceed 0.25% of the average daily net asset value of such Primary B Shares of a Fund. Holders of Primary B Shares will bear all fees paid to Institutions under the Administration Plan.


Such shareholder administration services supplement the services provided by Stephens, First Data and the Transfer Agent to shareholders of record. The shareholder administration services provided by Institutions may include: (i) aggregating and processing purchase and redemption requests for Primary B Shares from Customers and transmitting promptly net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Primary B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Primary B Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in Primary B Shares; (vii) providing sub-accounting with respect to Primary B Shares beneficially owned by Customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services; and (xii) providing such other similar services as may be reasonably requested.


Nations Funds may suspend or reduce payments under the Servicing or Administration Plan at any time, and payments are subject to the continuation of the Servicing or Administration Plan described above and the terms of the Servicing or Administration Agreement ,as the case may be, between Institutions and Nations Funds. See the SAIs for more details on the Servicing or Administration Plan.


The Administration Plan also provides that, to the extent any portion of the fees payable under the Administration Plan is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid under the Administration Plan. Accordingly, the Administration Plan has been approved and will be operated pursuant to Rule 12b-1 under the 1940 Act.


Nations Funds understands that Institutions may charge fees to their Customers who are the owners of Primary B Shares in connection with their Customers' accounts. These fees would be in addition to any amounts which may be received by an Institution under its Servicing or Administration Agreement with Nations Funds. The Servicing or Administration Agreement requires an Institution to disclose to its Customers any compensation payable to the Institution by Nations Funds and any other compensation payable by the Customers in connection with the investment of their assets in Primary B Shares. Customers of Institutions should read this Prospectus in light of the terms governing their accounts with their Institutions.



Conflict of interest restrictions may apply to the receipt by Institutions of compensation from Nations Funds in connection with the investment of fiduciary assets in Primary B Shares. Institutions, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Primary B Shares.

   How The Funds Value Their Shares


The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Money Market Funds are valued as of 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), each Bank Business Day. Shares of the Non-Money Market Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each NYSE Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



The assets in the Money Market Funds are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.



With respect to the Non-Money Market Funds, portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities are valued at their fair value following procedures approved by the Trustees or Directors.


   How Dividends And Distributions Are Made;
   Tax Information


MONEY MARKET FUNDS: Dividends from net investment income of each of the Money Market Funds are declared daily to shareholders at 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), on the day of declaration. Primary B Shares begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (E.G., the settlement date). Dividends are paid within five Business Days after the end of each month. Dividends are paid in the form of additional Primary B Shares of the same Fund unless the Customer has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends are paid in cash within five Business Days after a shareholder's complete redemption of his or her Primary B Shares in a Fund. To the extent that there are any net short-term capital gains, they will be paid at least annually.



NON-MONEY MARKET FUNDS: Dividends from net investment income are declared daily and paid monthly by the Bond Funds. Dividends from net investment income are also declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Managed Index Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. Dividends from net investment income are declared and paid each calendar quarter by all other Equity Funds, Index Funds and the Balanced Fund. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually.



Primary B Shares of the Bond Funds are eligible to begin earning dividends that are declared on the day the purchase order is executed and continue to be eligible for dividends through and including the day before the redemption order is executed. Primary B Shares of the Equity Funds, Index Funds and the Balanced Fund are eligible to receive dividends when declared, provided however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.



The net asset value of Primary B Shares in the Funds will be reduced by the amount of any dividend or distribution. Dividends and distributions are paid in cash within five Business Days of the end of the month or quarter to which the dividend relates. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Certain purchasing Institutions may provide for the reinvestment of dividends in additional Primary B Shares of the same Fund. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his or her Primary B Shares in a Fund. Each Fund's net investment income available for distribution to the holders of Primary B Shares will be reduced by the amount of administration fees payable to Institutions under the Administration Agreements.

TAX INFORMATION: Each Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.


Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss will be taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an Individual Retirement Account are generally deferred under the Code.)



Corporate shareholders in the Funds may be entitled to the dividends-received deduction for distributions from those Funds investing in the stock of domestic corporations to the extent of the total qualifying dividends received by the distributing Fund. Corporate shareholders of Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gains dividends) paid by these Funds to the extent that each such Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.


Substantially all of the net realized long-term capital gains of the Funds, if any, will be distributed at least annually to such Funds' shareholders. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from Federal income tax as long-term capital gains, regardless of how long the shareholders have held such Funds' shares and whether such gains are received in cash or reinvested in additional shares.


Portions of the Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund's investment income may be subject to foreign income taxes withheld at their source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Generally, if more than 50% of the value of the total assets of each Fund consists of securities it may elect to "pass through" to its shareholders these foreign taxes, if any. Upon such an election, each shareholder will be required to include his or her pro rata portion thereof in his or her gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit against U.S. income tax for such amount.


Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state and local taxes.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply. If the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding, the Fund is required by the Internal Revenue Service to withhold 31% of any dividend (other than exempt-interest dividends) and/or redemption (including exchange redemptions). Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.



NATIONS TAX EXEMPT FUND: As a regulated investment company, the Nations Tax Exempt Fund is permitted to pass through to its shareholders tax-exempt income ("exempt-interest dividends") subject to certain requirements which the Fund intends to satisfy. The Fund does not intend to earn investment company taxable income or long-term capital gains; to the extent that it does earn taxable income or realize long-term capital gains, distributions to shareholders from such sources will be subject to Federal income tax. Exempt-interest dividends may be treated by shareholders as items of interest excludable from their Federal gross income under Section 103(a) of the Code unless, under the circumstances applicable to the particular shareholder, the exclusion would be disallowed. (See Nations Fund Trust's SAI under "Additional Information Concerning Taxes.") Distributions of net investment income by Nations Tax Exempt Fund may be taxable to investors under state or local law even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.



The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospec-tus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning, investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAIs.


   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

The life of an asset-backed security varies depending upon the rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.

Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by GNMA, by FNMA and FHLMC. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A Fund will only invest in SMBS whose Mortgage Assets are U.S. Government obligations.

A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds. For additional information concerning mortgage-backed securities, see the related SAI.


The mortgage-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow thereby lengthening duration and potentially reducing the value of these securities. The debt securities held by the Funds also may be subject to credit risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Any such defaults or adverse changes in an issuer's financial condition or credit rating may adversely affect the value of the Funds' portfolio investments and, hence, the value of your investment in the corresponding Fund.


NON-MORTGAGE ASSET-BACKED SECURITIES: Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce pay-ments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.


BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Prime Fund generally limits investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.



The Funds (except Nations Tax Exempt Fund and Nations International Growth Fund) will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase. Nations Small Company Growth Fund and Nations U.S. Government Bond Fund will limit their investments in interest-bearing savings deposits of commercial and savings banks to 5% of total assets. Nations Prime Fund may invest up to 100% of its assets in obligations issued by banks. Nations Prime Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).



Eurodollar obligations, Yankee dollar obligations and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.



BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. The Funds are parties to a Line of Credit Agreement with Mellon Bank, N.A. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.



Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, the Nations Treasury Fund may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements as discussed below. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.



At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. A Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if a Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, a Fund's asset coverage and other factors at the time of a reverse repurchase, a Fund may not establish a segregated account when the Adviser believes it is not in the best interests of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.



Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.



Currently, Nations Treasury Fund has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.



COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. The Nations Prime Fund will limit purchases of commercial instruments to instruments that: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by Nations Fund, Inc.'s Board of Directors on the advice of the Adviser.



Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.



CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: Certain of the Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.


FIXED INCOME INVESTING: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.

FOREIGN CURRENCY TRANSACTIONS: Certain of the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. Dollar. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, the Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

FOREIGN SECURITIES: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities).

Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


Certain Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: Certain of the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as equity swap contracts, interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAIs.

GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general as separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Money Market Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. The Non-Money Market Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Prime Fund may be subject to this limitation.


If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of its portfolio from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

LOWER-RATED DEBT SECURITIES: Certain of the Funds may invest in lower-rated debt securities. Lower-rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing.

The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Board, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and a Fund's ability to dispose of these lower-rated bonds.


The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.



Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.



Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.


MONEY MARKET INSTRUMENTS: Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.


MUNICIPAL SECURITIES: The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user or the facility involved.



Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.



Municipal Securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.



Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. An issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.



Municipal Securities also may include municipal lease obligations, including certificates of participation in municipal leases, and units of participation in trusts holding pools of tax-exempt leases. A Fund may acquire municipal lease obligations that may be assigned by the lessee to another party provided the obligation continues to provide tax-exempt interest. Each Fund will not purchase municipal lease obligations to the extent it holds municipal lease obligations and illiquid securities in an amount exceeding 10% of its total assets unless the Adviser determines that the municipal lease obligations are liquid pursuant to guidelines established by the Funds' Boards. Pursuant to these guidelines, the Adviser, in making this liquidity determination, will consider, among other factors, the strength and nature of the secondary market for such obligations, the prospect for its future marketability and whether such obligations are rated. The Funds expect that they will only purchase rated municipal lease obligations.



Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.



In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to Municipal Securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and without intending to exercise its rights thereunder for trading purposes.



A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.



A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in Municipal Securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Boards. Nations Tax-Exempt Fund may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.



Although each Fund does not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities that are payable solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.


OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.


REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.


REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.



SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of credit worthy and when, in their judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.



SHORT-TERM TRUST OBLIGATIONS: Certain of the Funds may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by the trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.


STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: Certain of the Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.


VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. Certain Funds may invest in securities with demand features where (a) the security or its issuer has received a short-term rating from an NRSRO; and (b) the issuer of the demand feature, or another institution, undertakes to notify promptly the holder of the security in the event that the demand feature is substituted with a demand feature provided by another issuer. (Note, however, that certain securities first issued on or before June 3, 1996 are not subject to these rating and notice requirements.) An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description Of Ratings

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


The following summarizes the two highest rating categories used by Fitch for short-term obligations:


     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service prin-
     cipal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

The following summarizes the four highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the two highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.


     A1 -- Obligations supported by the highest capacity for timely repayment.

Prospectus


                                  INVESTOR A SHARES
                                     AUGUST 1, 1997



This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund" and collectively the "Money Market Funds") of Nations Fund Trust and Nations Fund, Inc., each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations
Funds Family"). This Prospectus describes one class of shares of each Money Market Fund -- Investor A
Shares.


EACH MONEY MARKET FUND SEEKS TO MAINTAIN A NET
ASSET VALUE OF $1.00 PER SHARE.

INVESTMENTS IN THE MONEY MARKET FUNDS ARE NEITHER
INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND
THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET
FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET
VALUE OF $1.00 PER SHARE.


This Prospectus sets forth concisely the information about the Funds that a prospective purchaser of Investor A Shares should consider before investing. Investors should read this Prospectus and retain it for future reference.
Additional information about Nations Fund Trust and
Nations Fund, Inc. is contained in separate
Statements of Additional Information (the "SAIs"), that have been filed with the Securities and Exchange Commission (the "SEC") and are available upon request without charge by writing or calling
Nations Funds at its address or telephone number shown below. The SAIs dated August 1, 1997 are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Funds. As used herein the "Adviser" shall mean NBAI and/or TradeStreet as the context may require.



SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

                                                     Nations Prime Fund

                                                     Nations Treasury Fund

                                                     Nations Government Money
                                                     Market Fund

                                                     Nations Tax Exempt Fund


                                                     For Fund information call:
                                                     1-800-321-7854
                                                     Nations Funds
                                                     c/o Stephens Inc.
                                                     One NationsBank Plaza
                                                     33rd Floor
                                                     Charlotte, NC 28255

                                                     NATIONS
                                                       FUNDS


NF-96132-897

                             Table  Of  Contents

About The Funds

                             Prospectus Summary                                3

                             Expenses Summary                                  4

                             Financial Highlights                              5


                             Objectives                                       10



                             How Objectives Are Pursued                       10



                             How Performance Is Shown                         13



                             How the Funds Are Managed                        14



                             Organization And History                         18




                             How To Buy Shares                                20


About Your
Investment



                             How To Redeem Shares                             22



                             How To Exchange Shares                           24



                             Shareholder Servicing And Distribution Plans     25



                             How The Funds Value Their Shares                 26



                             How Dividends And Distributions Are Made; Tax
                             Information                                      27



                             Appendix A -- Portfolio Securities               28



                             Appendix B -- Description Of Ratings             36



                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANIES: Open-end management investment companies.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:

         (Bullet) Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

         (Bullet) Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

         (Bullet) Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

         (Bullet) Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.


(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Funds. See "How The Funds Are Managed."


(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations Prime Fund, Nations Treasury Fund,
         Nations Government Money Market Fund and Nations Tax Exempt Fund declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.

(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Although each Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. For a discussion of these and other factors, see "How Objectives Are
         Pursued -- Risk Considerations" and "Appendix A -- Portfolio
         Securities."


(Bullet) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction -- Individual Retirement Accounts. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."

   Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following table summarizes shareholder transaction and operating expenses for Investor A Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.

INVESTOR A SHARES
                                                                                                      Nations
                                                             Nations Prime    Nations Treasury   Government Money
SHAREHOLDER TRANSACTION EXPENSES                                 Fund               Fund            Market Fund

Sales Load Imposed on Purchases                                     None               None               None
Deferred Sales Charge                                               None               None               None


                                                              Nations Tax
SHAREHOLDER TRANSACTION EXPENSES                              Exempt Fund
Sales Load Imposed on Purchases                                     None
Deferred Sales Charge                                               None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees (After Fee Waivers)                                 .16%               .16%               .14%
Rule 12b-1 Fees                                                     .10%               .10%               .10%
Other Expenses                                                      .39%               .39%               .41%
Total Operating Expenses (After Fee Waivers)                        .65%               .65%               .65%

Management Fees (After Fee Waivers)                                 .16%
Rule 12b-1 Fees                                                     .10%
Other Expenses                                                      .39%
Total Operating Expenses (After Fee Waivers)                        .65%


EXAMPLES:

You would pay the following expenses on a $1,000 investment in Investor A Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                                              Nations Treasury    Nations Government
                                                        Nations Prime Fund          Fund           Money Market Fund

1 Year                                                           $ 7                $ 7                $ 7
3 Years                                                          $21                $21                $21
5 Years                                                          $36                $36                $36
10 Years                                                         $81                $81                $81

                                                        Nations Tax Exempt
                                                               Fund
1 Year                                                          $ 7
3 Years                                                         $21
5 Years                                                         $36
10 Years                                                        $81



The purpose of the foregoing table is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in each Fund will bear either directly or indirectly. Certain figures in the above table are based on amounts incurred during each Fund's most recent fiscal year and have been restated as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plans."

Absent fee waivers, "Management Fees" and "Total Operating Expenses" for Investor A Shares of the indicated Fund would have been as follows: Nations Government Money Market Fund -- .40% and .91% respectively; Nations Tax Exempt Fund -- .40% and .89%, respectively. Nations Prime Fund -- .20% and .69%, respectively; and Nations Treasury Fund -- .20% and .69%, respectively.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Financial Highlights


The financial information on the following pages has been derived from the audited financial statements of Nations Fund Trust and Nations Fund, Inc. Price Waterhouse LLP is the independent accountant to Nations Fund Trust and Nations Fund, Inc. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund Trust and Nations Fund, Inc. accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. Shareholders of the Funds will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent accountant.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS PRIME FUND

                               YEAR           PERIOD           YEAR            YEAR            YEAR            YEAR
                              ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
INVESTOR A SHARES            03/31/97      03/31/96(a)       05/31/95        5/31/94         5/31/93         5/31/92
Operating performance:
Net asset value,
  beginning of period      $      1.00     $      1.00     $      1.00     $     1.00      $     1.00      $    1.00
Net investment income           0.0485          0.0438          0.0475         0.0283          0.0293         0.0470
Dividends from net
  investment income            (0.0485)        (0.0438)        (0.0475)       (0.0283)        (0.0293)       (0.0470)
Total dividends and
  distributions                (0.0485)        (0.0438)        (0.0475)       (0.0283)        (0.0293)       (0.0470)
Net asset value, end of
  period                   $      1.00     $      1.00     $      1.00     $     1.00      $     1.00      $    1.00
Total return++                    4.96%           4.48%           4.85%          2.86%           2.97%          4.81%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of
  period (in 000's)        $ 1,157,724     $ 1,099,490     $   698,358     $  511,833      $  306,376      $ 281,101
Ratio of operating
  expenses to average
  net assets                      0.65%           0.65%+          0.75%          0.65%           0.65%          0.65%
Ratio of net investment
  income to average net
  assets                          4.86%           5.27%+          4.78%          2.85%           2.90%          4.67%
Ratio of operating
  expenses to average
  net assets without
  waivers and/or expense
  reimbursements                  0.70%           0.72%+          0.83%          0.72%           0.71%          0.77%
Net investment income
  per share without
  waivers and/or expense
  reimbursements           $    0.0481     $    0.0433     $    0.0467     $   0.0276      $   0.0287      $  0.0458

                              PERIOD
                              ENDED
INVESTOR A SHARES            5/31/91*
Operating performance:
Net asset value,
  beginning of period      $    1.00
Net investment income         0.0617
Dividends from net
  investment income          (0.0617)
Total dividends and
  distributions              (0.0617)
Net asset value, end of
  period                   $    1.00
Total return++                  7.31%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of
  period (in 000's)        $ 144,202
Ratio of operating
  expenses to average
  net assets                    0.65%+
Ratio of net investment
  income to average net
  assets                        6.69%+
Ratio of operating
  expenses to average
  net assets without
  waivers and/or expense
  reimbursements                0.79%+
Net investment income
  per share without
  waivers and/or expense
  reimbursements           $  0.0603


  * Nations Prime Fund Investor A Shares commenced operations on July 16, 1990. + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS TREASURY FUND

                               YEAR          PERIOD          YEAR           YEAR           YEAR            YEAR
                               ENDED          ENDED          ENDED          ENDED          ENDED           ENDED
INVESTOR A SHARES            03/31/97      03/31/96(a)     05/31/95        5/31/94        5/31/93         5/31/92
Operating performance:
Net asset value,
  beginning of period       $    1.00      $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
Net investment income       $  0.0474         0.0429         0.0457         0.0262         0.0272         0.0448
Dividends from net
  investment income         $ (0.0474)       (0.0429)       (0.0457)       (0.0262)       (0.0272)       (0.0448)
Distributions from net
  realized capital gains           --        (0.0000)#      (0.0000)#           --             --             --
Total dividends and
  distributions            $  (0.0474)       (0.0429)       (0.0457)       (0.0262)       (0.0272)       (0.0448)
Net asset value, end of
  period                   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
Total return++                   4.85%          4.36%          4.65%          2.67%          2.77%          4.57%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of period
  (in 000's)               $  719,199     $   89,584     $  107,475     $   74,195     $  105,828     $   90,917
Ratio of operating
  expenses to average net
  assets                         0.65%          0.65%+         0.67%          0.65%          0.65%          0.64%
Ratio of net investment
  income to average net
  assets                         4.74%          5.17%+         4.62%          2.62%          2.67%          4.47%
Ratio of operating
  expenses to average net
  assets without waivers
  and/or expense
  reimbursements                 0.70%          0.72%+         0.72%          0.71%          0.71%          0.76%
Net investment income per
  share without waivers
  and/or expense
  reimbursements           $   0.0469     $   0.0424     $   0.0452     $   0.0257     $   0.0266     $   0.0435

                               PERIOD
                                ENDED
INVESTOR A SHARES             5/31/91*
Operating performance:
Net asset value,
  beginning of period       $    1.00
Net investment income          0.0592
Dividends from net
  investment income           (0.0592)
Distributions from net
  realized capital gains           --
Total dividends and
  distributions               (0.0592)
Net asset value, end of
  period                   $     1.00
Total return++                   6.98%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of period
  (in 000's)               $   37,265
Ratio of operating
  expenses to average net
  assets                         0.61%+
Ratio of net investment
  income to average net
  assets                         6.53%+
Ratio of operating
  expenses to average net
  assets without waivers
  and/or expense
  reimbursements                 0.83%+
Net investment income per
  share without waivers
  and/or expense
  reimbursements           $   0.0570


  * Nations Treasury Fund Investor A Shares commenced operations on July 16,
    1990.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Amount represents less than $0.0001.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS GOVERNMENT MONEY MARKET FUND


                               YEAR          PERIOD          YEAR           YEAR           YEAR            YEAR           PERIOD
                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED           ENDED
INVESTOR A SHARES            03/31/97      03/31/96(a)     11/30/95       11/30/94       11/30/93        11/30/92       11/30/91*
Operating performance:
  Net asset value,
  beginning of period       $    1.00      $    1.00      $    1.00      $    1.00      $    1.00      $    1.00       $    1.00
Net investment income       $  0.0468         0.0162         0.0522         0.0340         0.0256         0.0358          0.0571
Dividends from net
  investment income         $ (0.0468)       (0.0162)       (0.0522)       (0.0340)       (0.0256)       (0.0358)        (0.0571)
Dividends from net
  realized capital gains           --             --             --        (0.0000)#           --             --              --
Total dividends and
  distributions             $ (0.0468)       (0.0162)       (0.0522)       (0.0340)       (0.0256)       (0.0358)        (0.0571)
Net asset value, end of
  period                    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00      $    1.00       $    1.00
Total return++                   4.80%          1.62%          5.34%          3.45%          2.60%          3.63%+++        5.86%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of period
  (in 000's)                $  18,717      $  48,742      $  26,175      $  20,173      $  10,499      $  13,851       $   8,949
Ratio of operating
  expenses to average net
  assets                         0.65%          0.65%+         0.65%          0.65%          0.61%          0.42%           0.43%+
Ratio of net investment
  income to average net
  assets                         4.68%          4.85%+         5.23%          3.44%          2.60%          3.55%           5.49%+
Ratio of operating
  expenses to average net
  assets without waivers         0.92%          0.94%+         0.92%          0.94%          0.87%          0.58%           0.62% +
Net investment income per
  share without waivers
  and/or expense
  reimbursements            $  0.0441      $  0.0152      $  0.0495      $  0.0311      $  0.0231      $  0.0341       $  0.0551


  * Nations Government Money Market Fund Investor A Shares commenced operations on February 11, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Amount represents less than $0.0001 per share.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS TAX EXEMPT FUND


                               YEAR          PERIOD          YEAR           YEAR           YEAR            YEAR           PERIOD
                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED           ENDED
INVESTOR A SHARES            03/31/97      03/31/96(a)     11/30/95       11/30/94       11/30/93        11/30/92       11/30/91*
Operating performance:
  Net asset value,
  beginning of period       $    1.00      $    1.00      $    1.00      $    1.00      $    1.00      $    1.00       $    1.00
Net investment income       $  0.0300         0.0104         0.0335         0.0231         0.0198         0.0266          0.0422
Dividends from net
  investment income         $ (0.0300)       (0.0104)       (0.0335)       (0.0231)       (0.0198)       (0.0266)        (0.0422)
Total dividends and
  distributions             $ (0.0300)       (0.0104)       (0.0335)       (0.0231)       (0.0198)       (0.0266)        (0.0422)
Net asset value, end of
  period                    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00      $    1.00       $    1.00
Total return++                   3.04%          1.04%          3.40%          2.36%          2.00%          2.68%+++        4.30%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of period
  (in 000's)                $ 145,337      $ 128,414      $ 126,207      $ 151,714      $ 119,552      $  80,158       $   1,690
Ratio of operating
  expenses to average net
  assets                         0.55%          0.55%+         0.55%          0.52%          0.48%          0.55%           0.42%+
Ratio of net investment
  income to average net
  assets                         3.00%          3.10%+         3.37%          2.34%          1.98%          2.50%           4.23%+
Ratio of operating
  expenses to average net
  assets without waivers
  and/or expense
  reimbursements                 0.80%          0.83%+         0.82%          0.84%          0.84%          0.72%           0.60%+
Net investment income per
  share without waivers
  and/or expense
  reimbursements            $  0.0274      $  0.0095      $  0.0309      $  0.0199      $  0.0162      $  0.0248       $  0.0404


  * Nations Tax Exempt Fund Investor A Shares commenced operations on April 5, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

   Objectives

Each Money Market Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities.

NATIONS PRIME FUND: Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

NATIONS TREASURY FUND: Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

NATIONS GOVERNMENT MONEY MARKET FUND: Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

NATIONS TAX EXEMPT FUND: Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.


Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.


   How Objectives Are Pursued


NATIONS PRIME FUND: In pursuing its investment objective, the Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government ("U.S. Treasury Obligations"), other obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (together, with U.S. Treasury Obligations, "U.S. Government Obligations"), bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities and repurchase agreements relating to U.S. Government Obligations and qualified first tier money market collateral. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in guaranteed investment contracts and in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. In addition, the Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."

NATIONS TREASURY FUND: In pursuing its investment objective, the Fund invests in U.S. Treasury Obligations and repurchase agreements secured by such obligations. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that such Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



NATIONS GOVERNMENT MONEY MARKET FUND: In pursuing its investment objective, the Fund invests in U.S. Government Obligations. Although the Fund may invest in repurchase agreements it does not currently intend to do so. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


NATIONS TAX EXEMPT FUND: In pursuing its investment objective, the Fund invests in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). The Fund will not knowingly purchase securities the interest on which is subject to such tax. A portion of the Fund's assets, however, may be invested in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. See "How Dividends And Distributions Are Made; Tax Information."


The Fund invests in Municipal Securities which are determined to present minimal credit risks and which at the time of purchase are considered to be of "high quality" -- E.G., rated "AA" or higher by Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA"), or Thomson BankWatch, Inc. ("BankWatch") or "Aa" or higher by Moody's Investors Service, Inc. ("Moody's"), in the case of bonds; having a long-term rating of "A" or higher from D&P, Fitch, S&P, IBCA, BankWatch or Moody's in the case of certain bonds which are lacking a short-term rating from the requisite number of nationally recognized statistical rating organizations; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, IBCA and BankWatch are the six nationally recognized statistical rating organizations (collectively, "NRSROs"). Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by Nations Fund Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B."


The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the related SAI. The non-governmental user of facilities financed by private activity bonds also is considered to be an "issuer."


The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income. As a matter of fundamental policy, under normal market conditions, at least 80% of the Fund's net assets will be invested in Municipal Securities. Investments in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not be treated as Municipal Securities in determining whether the Fund is in compliance with this 80% requirement. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."



INVESTMENT LIMITATIONS: The Funds are subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of that Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the Funds' SAIs.


Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and tax-exempt securities issued by state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in obligations of domestic banks.)

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or are privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.


In addition, as a matter of non-fundamental policy, the Nations Tax Exempt Fund may not purchase any securities other than obligations the interest on which is exempt from Federal income tax and stand-by commitments with respect to such obligations. The investment objectives and policies of the Funds, unless otherwise specified, may be changed without shareholder approval. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.

In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.



RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS: In order for the Funds to value their investments on the basis of amortized cost (see "How The Funds Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, (except for Nations Tax Exempt Fund) no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.


   How Performance Is Shown

From time to time, a Fund may advertise the "yield" and "effective yield" of a class of shares, and Nations Tax Exempt Fund may advertise the "tax equivalent yield" of a class of shares. YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares in a Fund refers to the income generated by an investment in such class over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of each class of shares in Nations Tax Exempt Fund shows the level of taxable yield needed to produce an after-tax equivalent to such class's tax-free yield. This is done by increasing the class's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate. The tax-equivalent yield will always be higher than the "yield" of a class of shares in Nations Tax Exempt Fund.

Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling agents and/or servicing agents to their customers' accounts for automatic investment or other cash management services will not be included in calculations of yield.


In addition to Investor A Shares, the Funds offer Primary A, Primary B, Investor B, Investor C and Daily Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of the Funds' shares. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


   How The Funds Are Managed

The business and affairs of each of Nations Fund Trust and Nations Fund, Inc. are managed under the direction of its Board of Trustees and Board of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc.'s SAI contains the names of and general background information concerning each Director of Nations Fund, Inc.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s Board of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. With respect to Nations Tax Exempt Fund, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Fund, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: 25% of the first $250 million of the combined average daily net assets of both Nations Prime Fund and Nations Treasury Fund, plus 20% of the combined average daily net assets of such Funds in excess of $250 million; and 40% of the average daily net assets of each of Nations Government Money Market Fund and Nations Tax Exempt Fund.



For the services provided pursuant to sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of .055% of the average daily net assets of each Fund.


From time to time, NBAI (and/or TradeStreet) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund. In addition, the Adviser may from time to time compensate Agents, as defined below, for providing certain services to customers.


For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Government Money Market Fund -- .14% and Nations Tax Exempt
Fund -- .16%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Prime Fund -- .16% and Nations Treasury Fund -- .16%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Government Money Market Fund -- .055%, Nations Tax Exempt Fund -- .055%, Nations Prime Fund -- .055% and Nations Treasury Fund -- .055%.


Melinda Allen Crosby is a Product Manager, Municipal Fixed Income Management for TradeStreet and is Portfolio Manager for Nations Tax Exempt Fund. She has been Portfolio Manager for Nations Tax Exempt Fund since 1991. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1973. Her past experience includes consulting and municipal credit analysis for NationsBank Capital Markets. Ms. Crosby received a B.A. in Business Administration from the University of North Carolina at Charlotte and an M.B.A. from the McColl School of Business, Queens College. She was a founding member and past president of the Southern Municipal Finance Society and participated in the establishment of the National Federation of Municipal Analysis.

Sandra L. Duck is a Product Manager, Money Market Management for TradeStreet and is Portfolio Manager for Nations Treasury Fund and Nations Government Money Market Fund. She has been Portfolio Manager for the Funds since 1993. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Duck has worked in the investment community since 1980. Her past experience includes product management and trading for Interstate/Johnson Lane and First Charlotte Corporation. Ms. Duck graduated from King's College.

Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Prime Fund. She has been Portfolio Manager for Nations Prime Fund since 1988. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.


Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.



First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, First Data provides various administrative and accounting services to the Funds, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Funds. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to
 .10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Government Money Market Fund -- .09% and Nations Tax Exempt Fund -- .09%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- .09% and Nations Treasury Fund -- .09%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-

Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank is entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into a distribution agreement with Stephens that provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor A Shares of the Funds. See "Shareholder Servicing And Distribution Plans."



NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as Custodian for the assets of all Nations Funds, except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly-owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Nations Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.


First Data serves as transfer agent (the "Transfer Agent") for each Fund's Investor A Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.


Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.



EXPENSES: The accrued expenses of each Fund, as well as certain expenses attributable to Investor A Shares, are deducted from accrued income before dividends are declared. The Funds' expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; Directors' or Trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor A Shares may bear certain class specific expenses and also bear certain additional shareholder service and distribution costs. Any general expenses of Nations Fund Trust and/or of Nations Fund, Inc. that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust or of Nations Fund, Inc. or in such other manner as the Board of Trustees or Board of Directors deems appropriate.

   Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer six classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. This Prospectus relates only to the Investor A Shares of Nations Government Money Market Fund and Nations Tax Exempt Fund of Nations Fund Trust. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of a fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See Nations Fund Trust's SAI for examples of instances where the 1940 Act requires voting by fund.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC. Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which consists of separate classes of shares. This Prospectus relates only to the

Investor A Shares of Nations Prime Fund and Nations Treasury Fund of Nations Fund, Inc. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of Directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of Nations Fund, Inc.'s outstanding shares. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings, except when required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosure on two separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust and Nations Fund, Inc. have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment

   How To Buy Shares


Investor A Shares are available to the following categories of Investors:



     (Bullet) Investors who purchase through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts.



     (Bullet) Directors, officers, and employees of NationsBank Corporation, its affiliates and subsidiaries.



     (Bullet) Individuals investing a distribution received from a NationsBank trust account and certain other rollovers or distributions received from NationsBank fiduciary accounts.



     (Bullet) Current Investor A shareholders who purchased Investor A Shares prior to August 1, 1997.



     (Bullet) Employee benefit plans making an initial investment of $1 million or more in the Nations Funds Family.



     (Bullet) Investors who purchase shares through a cash sweep option in connection with a brokerage or similar account.



     (Bullet) Investors who purchase shares through a mutual fund "supermarket."



     (Bullet) Investors (other than those described above) investing $1 million or more in the Nations Funds Family through an Agent (as defined below) (a "Substantial Investor"). In determining whether an investor qualifies as a Substantial Investor, all current holdings of Funds in the Nations Funds Family other than the Nations Funds money market or index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund, will be considered.



Purchase orders for Investor A Shares may be placed directly with a Fund or through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents"). Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents."



Purchases of Investor A Shares through a Nations Funds Personal Investment Planner account, which is a managed agency/asset allocation account established with NBAI (an "Account"), are governed by the terms and conditions of the Account, which are set forth in the Client Agreement and Disclosure Statement provided by NBAI to each investor who establishes an Account. Because of the nature of the Account, certain of the features described in this Prospectus are not available to investors purchasing Investor A Shares through an Account. Potential investors through an Account should refer to the Client Agreement and Disclosure Statement for more information regarding the Account, including information regarding the fees and expenses charged in connection with an Account.

There is a minimum initial investment of $1,000 in the Funds, except that the minimum initial investment is:

(Bullet) $500 for IRA investors;

(Bullet) $250 for non-working spousal IRAs; and

(Bullet) $100 for investors participating on a monthly basis in the Systematic
         Investment Plan described below.


There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.


Investor A Shares of the Money Market Funds are purchased at net asset value per share without the imposition of a sales charge. Purchases may be effected only on days on which the Federal Reserve Bank of New York is open for business (a "Business Day").


Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor A Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.



OPENING AN ACCOUNT DIRECTLY WITH A FUND: Certain investors may open a regular (non-retirement) account directly with a Fund, either by mail or by wire.


BY MAIL: Investors should complete a New Account Application and forward it, along with a check made payable to the Fund, to:


Nations Funds
P.O. Box 34602
Charlotte, NC 28254-4602



BY WIRE: Investors should call Nations Funds at 1-800-321-7854 for an account number and use the following wire instructions:



Nations Funds
c/o Boston Safe Deposit & Trust
ABA #011001234
DDA #154202


Account Name

Account Number

Fund Name

Investors should complete a New Account Application and mail it to the address above.


RETIREMENT ACCOUNTS: For IRAs and other retirement accounts, investors should call Nations Funds at 1-800-321-7854.


ADDITIONAL PURCHASES: Additional purchases may be made by mail or wire. To purchase additional shares by mail, send a check made payable to the Fund which identifies the name of the Fund and class of shares and include a reinvestment slip to the address set forth above. To purchase additional shares by wire, follow the wiring instructions set forth above.

EFFECTIVE TIME OF PURCHASES: Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or by the Transfer Agent. A purchase order must be received by Stephens or by the Transfer Agent by 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund). Absent prior arrangement with Stephens or the Transfer Agent, purchase orders received after such time on any given day will not be accepted; notice thereof will be given to the Agent transmitting the order, and any funds received will be returned promptly to the sending Agent. Any late purchase orders that are not rejected pursuant to such a prior arrangement will be executed on the following Business Day. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. Investor A Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent.


The Agents are responsible for transmitting orders for purchases by their customers ("Customers") and delivering required funds on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.



SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor A Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent or Nations Funds.



TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


   How To Redeem Shares


For shareholders who open and maintain an account directly with a Fund, redemption orders should be communicated to such Fund by calling Nations Funds, at 1-800-321-7854 or in writing. (Shareholders must have established telephone features on their account in order to effect telephone transactions.) For shareholders who purchased their shares through an Agent, redemption orders should be transmitted by telephone or in writing through the same Agent. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Fund, Stephens, or the Transfer Agent, as the case may be. The Agents are responsible for transmitting orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds.



Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), and payment will normally be wired the same day. Nations Funds reserves the right to wire redemption proceeds within three Business Days after receiving the redemption order if, in the judgment of NBAI, an earlier payment could adversely impact a Fund. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. Redemption orders received by Stephens, the Fund or by the Transfer Agent after 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), will be processed on the next Business Day.



Nations Funds may redeem a shareholder's Investor A Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of the Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor A Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



CHECKWRITING PRIVILEGES: Free checkwriting is available with respect to Investor A Shares of the Funds. With this service, a shareholder may write checks in the amount of $250 or more. To obtain checks, a shareholder must complete the signature section included within the Account Application Form. To establish this checkwriting service after opening an account in one of the Funds, the shareholder must contact his/her Selling Agent by telephone or mail to obtain an Application Form. A shareholder will receive the dividends and distributions declared on the shares to be redeemed up to the day that a check is presented to the Custodian for payment. Upon 30 days' prior written notice to shareholders, the checkwriting privilege may be modified or terminated. An investor cannot close an account in the Funds by writing a check.



AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor A Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor A Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.

   How To Exchange Shares


The exchange feature enables a shareholder of Investor A Shares of a Money Market Fund (other than those shareholders who purchased such shares through a cash sweep option or through a mutual fund supermarket) to acquire Investor A Shares of another Fund (other than an index fund) when that shareholder believes that a shift between Funds is an appropriate investment decision. Exchanges from Investor A Shares of a Money Market Fund to a Non-Money Market Fund effected after July 31, 1997 will be treated as a new purchase for purposes of any applicable redemption fee. Exchanges from Investor A Shares of a Money Market Fund to a Non-Money Market Fund effected prior to January 1, 1996 will be treated as a new purchase for purposes of any applicable contingent deferred sales charge ("CDSC"). An exchange of Investor A Shares for shares of another fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.



For shareholders who maintain an account directly with a Fund, exchange requests should be communicated to the Fund by calling Nations Funds at 1-800-321-7854 or in writing. For shareholders who purchased their shares through an Agent, exchange requests should be communicated to the Agent, who is responsible for transmitting the request to Stephens or to the Transfer Agent.



An investor who owns his or her shares through a Nations Funds IRA that initially invests in Investor A Shares of a Money Market Fund may exchange those shares for Investor B Shares of a non-money market fund offered by Nations Funds. Additionally, Investor B Shares of a non-money market fund acquired through such an exchange prior to January 1, 1996 or after July 31, 1997, will, upon redemption, be subject to the CDSC schedule applicable to the acquired shares. For purposes of determining the applicable rate of the CDSC, the date of the exchange will be deemed to be the date of purchase of the Investor B Shares.



The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective(s) and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



The Investor A Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Funds reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shareholders should consider communicating their exchange requests by mail.


AUTOMATIC EXCHANGE FEATURE: An investor who is participating in the Nations Funds Automatic Exchange Feature ("AEF") may acquire Investor A or Investor C Shares of a non-money market fund offered by Nations Funds. In addition, Investor C Shares of a non-money market fund acquired prior to August 1, 1997 through such exchange will, upon redemption, be subject to the CDSC schedule applicable to the acquired shares. For purposes of determining the applicable rate of the CDSC, the date of the exchange will be deemed to be the date of the purchase of the Investor C Shares. The AEF requires a minimum exchange amount of $25 on a monthly or quarterly basis. Exchanges will occur on or about the 15th or last day of the applicable month. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For more information concerning the AEF, an investor should contact his/her Agent or Nations Funds.


   Shareholder Servicing And Distribution
   Plans


Pursuant to Rule 12b-1 under the 1940 Act, the Trustees and Directors have approved a Shareholder Servicing and Distribution Plan (the "Investor A Plan") with respect to Investor A Shares of the Funds. Pursuant to the Investor A Plan, the Funds may pay Stephens (or any other person) for distribution-related expenses and Selling Agents for sales support expenses incurred in connection with Investor A Shares. Aggregate payments under the Investor A Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees or Directors provided that the annual rate may not exceed .10% of the average daily net asset value of Investor A Shares of the Funds. Payments to Stephens under the Investor A Plan may be used to reimburse Stephens for distribution-related expenses actually incurred by Stephens, including expenses of organizing and conducting sales seminars, printing prospectuses, statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and the costs of administering the Investor A Plan. The fees payable to Selling Agents are used primarily to compensate Selling Agents for providing sales support assistance in connection with the sale of Investor A Shares to Customers, which may include forwarding sales literature and advertising provided by Nations Funds to Customers. The Funds may not pay for shareholder servicing activities under the Investor A Plan.


Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Investor A Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed 1.00% of the offering price per share on all sales of Investor A Shares as an expense of Stephens or for which Stephens may be reimbursed under the Investor A Plan. Any such additional consideration or incentive program may be terminated at any time by Stephens.

In addition, Stephens has established a non-cash compensation program pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


Nations Funds and Stephens may suspend or reduce payments under the Investor A Plan at any time, and payments are subject to the continuation of the Investor A Plan described above and the terms of the Sales Support Agreements between Selling Agents and Stephens. See the SAIs for more information on the Investor A Plan.



In addition, the Trustees and Directors have approved a shareholder servicing plan (the "Servicing Plan") with respect to Investor A Shares of the Funds. Pursuant to the Servicing Plan, the Funds may pay Servicing Agents that have entered into a Servicing Agreement with Nations Funds for certain shareholder support services that are provided by the Servicing Agents. Payments under the Funds' Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed
 .25% of the average daily net asset value of each Fund's Investor A Shares. The shareholder services provided by Servicing Agents may include general shareholder liaison services; processing purchase, exchange, and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from a Fund on behalf of Customers; providing information periodically to Customers, including information showing their position in Investor A Shares; providing sub-accounting with respect to Investor A Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Investor A Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.



Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAIs for more details on the Servicing Plan.



Nations Funds understands that Agents may charge fees to their Customers who are the owners of Investor A Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


   How The Funds Value Their Shares

The net asset value of a share of each class of shares in the Funds is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations

Tax Exempt Fund and Nations Government Money Market Fund), on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day.


The assets of each Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.


   How Dividends And Distributions Are
   Made; Tax Information

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of the Funds are declared daily to shareholders at 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), on the day of declaration. Investor A Shares begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (E.G., the settlement date). Dividends are paid within five Business Days after the end of each month. Dividends are paid in the form of additional Investor A Shares of the same Fund unless the Customer has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Your dividend election may be governed by your account agreement with your Agent. Dividends are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor A Shares in a Fund. To the extent that there are any net short-term capital gains, they will be paid at least annually.

Each Fund's net investment income available for distribution to the holders of Investor A Shares will be reduced by the amount of sales support and shareholder servicing fees paid to Selling Agents and Servicing Agents, respectively. Each Fund's net investment income available for distribution to the holders of Investor A Shares will be reduced by the amount of retail transfer agency fees payable to the Transfer Agent applicable to the Investor A Shares.

TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax on amounts distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by the Nations Prime Fund, Nations Treasury Fund and Nations Government Money Market Fund will be taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an IRA are generally deferred under the Code.) These distributions will not qualify for the dividends received deduction for corporate shareholders.

Dividends received from Nations Treasury Fund and Nations Government Money Market Fund may qualify as tax-exempt dividends for state income tax purposes in some states. The Funds do not expect to realize any long-term capital gains, and therefore, do not expect to distribute any capital gains dividends.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends (and capital gains, if applicable) paid during the prior year. Such dividends (and capital gains) also may be subject to state and local taxes.

Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.



NATIONS TAX EXEMPT FUND: As a regulated investment company, Nations Tax Exempt Fund is permitted to pass through to its shareholders tax-exempt income ("exempt-interest dividends") subject to certain requirements which the Fund intends to satisfy. The Fund does not intend to earn investment company taxable income or long-term capital gains; to the extent that it does earn taxable income or realize long-term capital gains, distributions to shareholders from such sources will be subject to Federal income tax. Exempt-interest dividends may be treated by shareholders as items of interest excludable from their Federal gross income under Section 103(a) of the Code unless, under the circumstances applicable to the particular shareholder, the exclusion would be disallowed. (See Nations Fund Trust's SAI under "Additional Information Concerning Taxes.") Distributions of net investment income by Nations Tax Exempt Fund may be taxable to investors under state or local law even though a substantial portion of such distribution may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income tax.



The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAIs.


   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.


Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the related SAI.



Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.



BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Prime Fund generally limits investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.


Nations Prime Fund may invest up to 100% of its assets in obligations issued by banks. Nations Treasury Fund and Nations Government Money Market Fund will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase. Nations Prime Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).

Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforc-ing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. Reverse repurchase agreements may be considered to be borrowings. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, certain of the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.


Reverse repurchase agreements may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, each of the Funds (except Nations Tax Exempt
Fund) may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.


At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Funds only enter into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be creditworthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if a Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, a Fund's asset coverage and other factors at the time of a reverse repurchase, a Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Currently, Nations Treasury Fund has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.


COMMERCIAL INSTRUMENTS: Commercial instru-ments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Prime Fund will limit purchases of commercial instruments to instruments which: (a) if rated by at least two NRSROs are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by Nations Fund, Inc.'s Board of Directors on the advice of the Adviser.

Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


FOREIGN SECURITIES: Foreign securities include debt obligations (dollar denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, dividends and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Money Market Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Prime Fund may be subject to this limitation.

If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.


MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and Municipal Securities. Such instruments are described in this Appendix A.


MUNICIPAL SECURITIES: The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. An issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to Municipal Securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and without intending to exercise its rights thereunder for trading purposes.

A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.

A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in Municipal Securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Boards. Nations Tax Exempt Fund may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Although each Fund does not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities that are payable solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other invest-ment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.



REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.



SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be creditworthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.


SHORT-TERM TRUST OBLIGATIONS: Nations Prime Fund may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments, U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the

Government National Mortgage Association, some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. The Funds will invest in securities with demand features where (a) the security or its issuer has received a short-term rating from an NRSRO; and (b) the issuer of the demand feature, or another institution, undertakes to notify promptly the holder of the security in the event that the demand feature is substituted with a demand feature provided by another issuer. (Note, however, that certain securities first issued on or before June 3, 1996 are not subject to these rating and notice requirements.) An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description Of Ratings


The following summarizes the highest three ratings used by S&P for corporate and municipal bonds.



     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.



     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.



     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.



The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:



     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.



The following summarizes the highest three ratings used by D&P for bonds:



     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.



     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.



     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.



To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.



The following summarizes the highest three ratings used by Fitch for bonds:



     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.



     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.



To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.



The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:



     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.



     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.



The following summarizes the two highest ratings used by S&P for short-term municipal notes:



     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.



     SP-2 -- Satisfactory capacity to pay principal and interest.



The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.



The following summarizes the two highest rating categories used by Fitch for short-term obligations:



     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.



     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.



Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



For commercial paper, D&P uses the short-term debt ratings described above.



For commercial paper, Fitch uses the short-term debt ratings described above.



BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.



BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:



     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.



     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.



     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.



The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.



     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.



     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".



The following summarizes the three highest long-term ratings used by IBCA:



     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.



     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.



     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.



A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.



The following summarizes the two highest short-term debt ratings used by IBCA:



     A1+ -- When issues possess a particularly strong credit feature.



     A1 -- Obligations supported by the highest capacity for timely repayment.

Prospectus


                                  INVESTOR A SHARES
                                     AUGUST 1, 1997



This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund" and collectively the "Funds") of Nations Fund
Trust, Nations Fund, Inc. and Nations Fund
Portfolios, Inc. ("Nations Portfolios"), each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations
Funds Family"). This Prospectus describes one class of shares of each Fund -- Investor A Shares.



This Prospectus sets forth concisely the information about the Funds that prospective purchasers of Investor A Shares should consider before investing. Investors should read this Prospectus and retain it for future reference.
Additional information about Nations Fund Trust,
Nations Fund, Inc. and Nations Portfolios is contained in separate Statements of Additional
Information (the "SAIs"), that have been filed with the Securities and Exchange Commission (the "SEC") and are available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAIs dated August
1, 1997, are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to certain of the Funds, Gartmore Global Partners ("Gartmore") is sub-adviser to certain other Funds and Boatmen's
Capital Management, Inc. ("Boatmen's") is sub-adviser to Nations U.S. Government Bond Fund.
As used herein the term "Adviser" shall mean NBAI and/or TradeStreet and/or Gartmore and/or Boatmen's as the context may require.

SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

EQUITY FUNDS
Nations Value Fund
Nations Equity Income Fund
Nations Capital Growth Fund
Nations Emerging Growth Fund
Nations Disciplined Equity Fund
Nations Small Company Growth Fund
Nations International Equity Fund
Nations Emerging Markets Fund
Nations Pacific Growth Fund
Nations International Growth Fund

BALANCED FUND
Nations Balanced Assets Fund

BOND FUNDS
Nations Global Government Income Fund
Nations Short-Term Income Fund
Nations Short-Intermediate Government Fund
Nations Government Securities Fund
Nations Strategic Fixed Income Fund
Nations Diversified Income Fund
Nations U.S. Government Bond Fund

TAX-EXEMPT FUNDS
Nations Short-Term Municipal Income Fund
Nations Intermediate Municipal Bond Fund
Nations Municipal Income Fund
Nations Florida Intermediate
 Municipal Bond Fund
Nations Florida Municipal Bond Fund
Nations Georgia Intermediate
 Municipal Bond Fund
Nations Georgia Municipal Bond Fund
Nations Maryland Intermediate
 Municipal Bond Fund
Nations Maryland Municipal
 Bond Fund
Nations North Carolina Intermediate Municipal Bond Fund
Nations North Carolina Municipal Bond Fund
Nations South Carolina Intermediate Municipal Bond Fund
Nations South Carolina Municipal Bond Fund
Nations Tennessee Intermediate Municipal Bond Fund
Nations Tennessee Municipal
 Bond Fund
Nations Texas Intermediate
 Municipal Bond Fund
Nations Texas Municipal Bond Fund
Nations Virginia Intermediate
 Municipal Bond Fund
Nations Virginia Municipal
 Bond Fund

Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

NATIONS Funds

NF-96134-897

                             Table  Of  Contents

About The Funds              Prospectus Summary                                3

                             Expenses Summary                                  7

                             Financial Highlights                             14

                             Objectives                                       56

                             How Objectives Are Pursued                       60

                             How Performance Is Shown                         77

                             How The Funds Are Managed                        81

                             Organization And History                         90



About Your
Investment                   How To Buy Shares                                93

                             How To Redeem Shares                             95

                             How To Exchange Shares                           97

                             Shareholder Servicing And Distribution Plan      98

                             How The Funds Value Their Shares                100

                             How Dividends And Distributions Are Made;
                             Tax Information                                 100

                             Appendix A -- Portfolio Securities              102

                             Appendix B -- Description Of Ratings            115

                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

Prospectus Summary

(Bullet) TYPE OF COMPANY: Open-end management investment company.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:


(BULLET) EQUITY FUNDS:

  (BULLET) Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.

  (Bullet) Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields.

  (Bullet) Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.

  (Bullet) Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

  (Bullet) Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

  (Bullet) Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.

  (Bullet) Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

  (Bullet) Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

  (Bullet) Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

  (Bullet) Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

(Bullet) BALANCED FUND:

  (BULLET) Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

(Bullet) BOND FUNDS:

  (BULLET) Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.

  (Bullet) Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

  (Bullet) Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  (Bullet) Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  (Bullet) Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

  (Bullet) Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

  (Bullet) Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements.

(Bullet) TAX-EXEMPT FUNDS:

  (BULLET) Nations Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations Short-Term Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax consistent with minimal fluctuation of principal. The Fund invests in investment grade, short-term municipal securities.

  (Bullet) Nations Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Florida Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Florida Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations Georgia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Georgia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations Maryland Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Maryland Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations North Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations North Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations South Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations South Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations Tennessee Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Tennessee Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations Texas Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Texas Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations Virginia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Virginia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.


(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Funds. See "How The Funds Are Managed."

(Bullet) DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. All other Equity Funds and Nations Balanced Assets Fund declare and pay dividends from net investment income each calendar quarter. The Bond Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.

(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Fund holds may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index (as defined below) and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue. Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. Since the State Intermediate Municipal Bond Funds and State Municipal Bond Funds invest primarily in securities issued by entities located in a single state, such Funds are more susceptible to changes in value due to political or economic changes affecting such states or their subdivisions. For a discussion of these and other factors, see "How Objectives Are
         Pursued -- Risk Considerations" and "Appendix A -- Portfolio
         Securities."

(BULLET) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction -- Individual Retirement Accounts. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How to Buy Shares."

Expenses Summary

Expenses are one of several factors to consider when investing in a Fund. The following tables summarize shareholder transaction and operating expenses for the Investor A Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Investor A Shares of a Fund over specified periods.

INVESTOR A SHARES


                                                                         Nations            Nations            Nations
SHAREHOLDER TRANSACTION                            Nations Value         Equity             Capital           Emerging
EXPENSES                                               Fund            Income Fund        Growth Fund        Growth Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None               None               None               None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)(1)                              None               None               None               None
Redemption Fees Payable to the Fund(2)                    1.00%              1.00%              1.00%              1.00%
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                        .75%               .67%               .75%               .75%
Rule 12b-1 Fees (including shareholder
  servicing fees)                                          .25%               .25%               .25%               .25%
Other Expenses                                             .19%               .22%               .21%               .23%
Total Operating Expenses (After Fee Waivers)              1.19%              1.14%              1.21%              1.23%

                                                      Nations
SHAREHOLDER TRANSACTION                             Disciplined
EXPENSES                                            Equity Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)(1)                              None
Redemption Fees Payable to the Fund(2)                    1.00%
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                        .75%
Rule 12b-1 Fees (including shareholder
  servicing fees)                                          .25%
Other Expenses                                             .25%
Total Operating Expenses (After Fee Waivers)              1.25%


(1) Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."

(2) There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."

                                                   Nations Small         Nations            Nations            Nations
SHAREHOLDER TRANSACTION                               Company         International        Emerging            Pacific
EXPENSES                                            Growth Fund        Equity Fund       Markets Fund        Growth Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None               None               None               None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)(1)                              None               None               None               None
Redemption Fees Payable to the Fund(2)                    1.00%              1.00%              1.00%              1.00%
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                        .75%               .90%              1.10%               .90%
Rule 12b-1 Fees (including shareholder
  servicing fees)                                          .25%               .25%               .25%               .25%
Other Expenses                                             .20%               .26%               .64%               .52%
Total Operating Expenses (After Fee Waivers)              1.20%              1.41%              1.99%              1.67%

                                                      Nations
SHAREHOLDER TRANSACTION                            International
EXPENSES                                            Growth Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)(1)                              None
Redemption Fees Payable to the Fund(2)                    1.00%
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                        .90%
Rule 12b-1 Fees (including shareholder
  servicing fees)                                          .25%
Other Expenses                                             .22%
Total Operating Expenses (After Fee Waivers)              1.37%

(1) Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."

(2) There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."

                                                                                                               Nations
                                                                         Nations            Nations            Short-
                                                      Nations            Global             Short-          Intermediate
SHAREHOLDER TRANSACTION                              Balanced          Government         Term Income        Government
EXPENSES                                            Assets Fund        Income Fund           Fund               Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None               None               None               None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)(1)                              None               None               None               None
Redemption Fees Payable to the Fund(2)                    1.00%              1.00%              1.00%              1.00%
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                        .75%               .70%               .30%               .40%
Rule 12b-1 Fees (including shareholder
  servicing fees) (After Fee Waivers)                      .25%               .25%               .20%(3)            .20%
Other Expenses                                             .25%               .56%               .25%               .22%
Total Operating Expenses (After Fee Waivers)              1.25%              1.51%               .75%               .82%


                                                      Nations
SHAREHOLDER TRANSACTION                             Government
EXPENSES                                          Securities Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)(1)                              None
Redemption Fees Payable to the Fund(2)                    1.00%
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                        .50%
Rule 12b-1 Fees (including shareholder
  servicing fees) (After Fee Waivers)                      .25%
Other Expenses                                             .30%
Total Operating Expenses (After Fee Waivers)              1.05%

(1) Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."


(2) There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."

(3) Shareholder servicing fees for Nations Short-Term Income Fund are paid pursuant to a separate Shareholder Servicing Plan. See "Shareholder Servicing And Distribution Plans."

                                                                                            Nations            Nations
                                                      Nations            Nations             U.S.            Short-Term
SHAREHOLDER TRANSACTION                           Strategic Fixed      Diversified        Government          Municipal
EXPENSES                                            Income Fund        Income Fund         Bond Fund         Income Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None               None               None               None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)(1)                              None               None               None               None
Redemption Fees Payable to the Fund(2)                    1.00%              1.00%              1.00%              1.00%
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                        .50%               .50%               .40%               .30%
Rule 12b-1 Fees (including shareholder
  servicing fees) (After Fee Waivers)                      .20%               .25%               .25%               .20%(3)
Other Expenses                                             .20%               .25%               .20%               .10%
Total Operating Expenses (After Fee Waivers)               .90%              1.00%               .85%               .60%

                                                      Nations
                                                   Intermediate
SHAREHOLDER TRANSACTION                              Municipal
EXPENSES                                             Bond Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)(1)                              None
Redemption Fees Payable to the Fund(2)                    1.00%
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                        .30%
Rule 12b-1 Fees (including shareholder
  servicing fees) (After Fee Waivers)                      .20%
Other Expenses                                             .20%
Total Operating Expenses (After Fee Waivers)               .70%

(1) Certain Investor A Shares purchased in the amount of $1,000,000 or more are subject to a Deferred Sales Charge if redeemed within one year of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."

(2) There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."

(3) Shareholder servicing fees for Nations Short-Term Municipal Income Fund are paid pursuant to a separate Shareholder Servicing Plan. See "Shareholder Servicing And Distribution Plan."


                                                                    Nations Florida                   Nations Georgia
                                                       Nations       Intermediate    Nations Florida   Intermediate
SHAREHOLDER TRANSACTION                               Municipal     Municipal Bond   Municipal Bond   Municipal Bond
EXPENSES                                             Income Fund         Fund             Fund             Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                            None             None             None             None
Maximum Deferred Sales Charge (as a percentage of
  the lower of the original purchase price or
  redemption proceeds)(1)                                  None             None             None             None
Redemption Fees Payable to the Fund(2)                    1.00%            1.00%            1.00%            1.00%
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of
average net assets)
Management Fees (After Fee Waivers)                        .40%             .30%             .40%             .30%
Rule 12b-1 Fees (including shareholder servicing
  fees) (After Fee Waivers)                                .20%             .20%             .20%             .20%
Other Expenses                                             .20%             .20%             .20%             .20%
Total Operating Expenses (After Fee Waivers)               .80%             .70%             .80%             .70%


                                                   Nations Georgia
SHAREHOLDER TRANSACTION                            Municipal Bond
EXPENSES                                                Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                            None
Maximum Deferred Sales Charge (as a percentage of
  the lower of the original purchase price or
  redemption proceeds)(1)                                  None
Redemption Fees Payable to the Fund(2)                    1.00%
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of
average net assets)
Management Fees (After Fee Waivers)                        .40%
Rule 12b-1 Fees (including shareholder servicing
  fees) (After Fee Waivers)                                .20%
Other Expenses                                             .20%
Total Operating Expenses (After Fee Waivers)               .80%

(1) Certain Investor A Shares purchased in the amount of $1,000,000 or more are subject to a Deferred Sales Charge if redeemed within one year of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."

(2) There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."

INVESTOR A SHARES

                                       Nations                           Nations                           Nations
                                      Maryland          Nations      North Carolina       Nations      South Carolina
                                    Intermediate       Maryland       Intermediate    North Carolina    Intermediate
SHAREHOLDER TRANSACTION            Municipal Bond   Municipal Bond   Municipal Bond   Municipal Bond   Municipal Bond
EXPENSES                                Fund             Fund             Fund             Fund             Fund
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                          None             None             None             None             None
Maximum Deferred Sales Charge (as
  a percentage of the lower of
  the original purchase price or
  redemption proceeds)(1)                  None             None             None             None             None
Redemption Fees Payable to the
  Fund(2)                                 1.00%            1.00%            1.00%            1.00%            1.00%
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average net
assets)
Management Fees (After Fee
  Waivers)                                 .30%             .40%             .30%             .40%             .30%
Rule 12b-1 Fees (including
  shareholder servicing fees)
  (After Fee Waivers)                      .20%             .20%             .20%             .20%             .20%
Other Expenses                             .20%             .20%             .20%             .20%             .20%
Total Operating Expenses (After
  Fee Waivers)                             .70%             .80%             .70%             .80%             .70%


                                       Nations
                                   South Carolina
SHAREHOLDER TRANSACTION            Municipal Bond
EXPENSES                                Fund
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                          None
Maximum Deferred Sales Charge (as
  a percentage of the lower of
  the original purchase price or
  redemption proceeds)(1)                  None
Redemption Fees Payable to the
  Fund(2)                                 1.00%
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average net
assets)
Management Fees (After Fee
  Waivers)                                 .40%
Rule 12b-1 Fees (including
  shareholder servicing fees)
  (After Fee Waivers)                      .20%
Other Expenses                             .20%
Total Operating Expenses (After
  Fee Waivers)                             .80%

(1) Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."

(2) There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."

INVESTOR A SHARES

                                       Nations                           Nations                           Nations
                                      Tennessee         Nations           Texas                           Virginia
                                    Intermediate       Tennessee      Intermediate        Nations       Intermediate
SHAREHOLDER TRANSACTION            Municipal Bond   Municipal Bond   Municipal Bond   Texas Municipal  Municipal Bond
EXPENSES                                Fund             Fund             Fund           Bond Fund          Fund
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                          None             None             None             None             None
Maximum Deferred Sales Charge (as
  a percentage of the lower of
  the original purchase price or
  redemption proceeds)(1)                  None             None             None             None             None
Redemption Fees Payable to the
  Fund(2)                                 1.00%            1.00%            1.00%            1.00%            1.00%
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average net
assets)
Management Fees (After Fee
  Waivers)                                 .30%             .40%             .30%             .40%             .30%
Rule 12b-1 Fees (including
  shareholder servicing fees)
  (After Fee Waivers)                      .20%             .20%             .20%             .20%             .20%
Other Expenses                             .20%             .20%             .20%             .20%             .20%
Total Operating Expenses (After
  Fee Waivers)                             .70%             .80%             .70%             .80%             .70%


                                       Nations
                                      Virginia
SHAREHOLDER TRANSACTION            Municipal Bond
EXPENSES                                Fund
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                          None
Maximum Deferred Sales Charge (as
  a percentage of the lower of
  the original purchase price or
  redemption proceeds)(1)                  None
Redemption Fees Payable to the
  Fund(2)                                 1.00%
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average net
assets)
Management Fees (After Fee
  Waivers)                                 .40%
Rule 12b-1 Fees (including
  shareholder servicing fees)
  (After Fee Waivers)                      .20%
Other Expenses                             .20%
Total Operating Expenses (After
  Fee Waivers)                             .80%

(1) Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."

(2) There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."


EXAMPLES: You would pay the following expenses on a $1,000 investment in Investor A Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                                                          Nations Small         Nations
              Nations Value     Nations Equity     Nations Capital   Nations Emerging    Company Growth       Disciplined
                  Fund            Income Fund        Growth Fund        Growth Fund           Fund            Equity Fund
1 Year          $      12          $      12          $      12          $      13          $      12          $      13
3 Years         $      38          $      36          $      38          $      39          $      38          $      40
5 Years         $      65          $      63          $      66          $      68          $      66          $      69
10 Years        $     144          $     139          $     147          $     149          $     145          $     151

                 Nations
              International    Nations Emerging
               Equity Fund        Market Fund
1 Year          $      14          $      20
3 Years         $      45          $      62
5 Years         $      77          $     107
10 Years        $     169          $     232

                                    Nations                           Nations Global         Nations        Nations Short-
             Nations Pacific     International    Nations Balanced   Government Income  Short-Term Income    Intermediate
               Growth Fund        Growth Fund       Assets Funds           Fund               Fund          Government Fund
1 Year          $      17          $      14          $      13          $      15          $       8          $       8
3 Years         $      53          $      43          $      40          $      48          $      24          $      26
5 Years         $      91          $      75          $      69          $      82          $      42          $      46
10 Years        $     198          $     165          $     151          $     180          $      93          $     101

                 Nations
               Government      Nations Strategic
             Securities Fund   Fixed Income Fund
1 Year          $      11          $       9
3 Years         $      33          $      29
5 Years         $      58          $      50
10 Years        $     128          $     111


                                                       Nations            Nations                           Nations Florida
                 Nations         Nations U.S.        Short-Term        Intermediate                          Intermediate
               Diversified      Government Bond   Municipal Income    Municipal Bond    Nations Municipal   Municipal Bond
               Income Fund           Fund               Fund               Fund            Income Fund           Fund
1 Year          $      10          $       9          $       6          $       7          $       8          $       7
3 Years         $      32          $      27          $      19          $      22          $      26          $      22
5 Years         $      55          $      47          $      33          $      39          $      44          $      39
10 Years        $     122          $     105          $      75          $      87          $      99          $      87

                                Nations Georgia
             Nations Florida     Intermediate
             Municipal Bond     Municipal Bond
                  Fund               Fund
1 Year          $       8          $       7
3 Years         $      26          $      22
5 Years         $      44          $      39
10 Years        $      99          $      87


                                                                                                                Nations
                                                                          Nations                                South
                               Nations Maryland                       North Carolina         Nations           Carolina
             Nations Georgia     Intermediate     Nations Maryland     Intermediate      North Carolina      Intermediate
             Municipal Bond     Municipal Bond     Municipal Bond     Municipal Bond     Municipal Bond     Municipal Bond
                  Fund               Fund               Fund               Fund               Fund               Fund
1 Year          $       8          $       7          $       8          $       7          $       8          $       7
3 Years         $      26          $      22          $      26          $      22          $      26          $      22
5 Years         $      44          $      39          $      44          $      39          $      44          $      39
10 Years        $      99          $      87          $      99          $      87          $      99          $      87


                 Nations
                  South        Nations Tennessee
                Carolina         Intermediate
             Municipal Bond     Municipal Bond
                  Fund               Fund
1 Year          $       8          $       7
3 Years         $      26          $      22
5 Years         $      44          $      39
10 Years        $      99          $      87

                                 Nations Texas                       Nations Virginia
            Nations Tennessee    Intermediate          Nations         Intermediate     Nations Virginia
             Municipal Bond     Municipal Bond     Texas Municipal    Municipal Bond     Municipal Bond
                  Fund               Fund             Bond Fund            Fund               Fund
1 Year          $       8          $       7          $       8          $       7          $       8
3 Years         $      26          $      22          $      26          $      22          $      26
5 Years         $      44          $      39          $      44          $      39          $      44
10 Years        $      99          $      87          $      99          $      87          $      99

The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor A Shares of the Funds will bear either directly or indirectly. The "Other Expenses" figures in the above tables for Investor A Shares of the following Funds are based on estimated amounts for the Fund's current fiscal year and reflect anticipated fee waivers and reimbursements: Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond Fund. The figures for the other Funds reflect amounts incurred during the Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plan."

Absent fee waivers, "Management Fees," "Rule 12b-1 Fees" and "Total Operating Expenses" for Investor A Shares of the indicated Fund would have been as follows: Nations Short-Term Income Fund -- .60%, .25% and 1.10%, respectively; Nations Short-Intermediate Government Fund -- .60%, .25% and 1.07%, respectively; and Nations Strategic Fixed Income Fund -- .60%, .25% and 1.05%, respectively; Nations Short-Term Municipal Income Fund -- .50%, .25% and .85%, respectively; Nations Intermediate Municipal Bond Fund -- .50%, .25% and .95%, respectively; Nations Municipal Income Fund -- .60%, .25% and 1.05%, respectively; Nations Florida Intermediate Municipal Bond Fund -- .50%, .25% and
 .95%, respectively; Nations Florida Municipal Bond Fund -- .60%, .25% and 1.05%, respectively; Nations Georgia Intermediate Municipal Bond Fund -- .50%, .25% and
 .95%, respectively; Nations Georgia Municipal Bond Fund -- .60%, .25% and 1.05%, respectively; Nations Maryland Intermediate Municipal Bond Fund -- .50%, .25% and .95%, respectively; Nations Maryland Municipal Bond Fund -- .60%, .25% and 1.05%, respectively; Nations North Carolina Intermediate Municipal Bond Fund --
 .50%, .25% and .95%, respectively; Nations North Carolina Municipal Bond
Fund -- .60%, .25% and 1.05%, respectively; Nations South Carolina Intermediate Municipal Bond Fund -- .50%, .25% and .95%, respectively; Nations South Carolina Municipal Bond Fund -- .60%, .25% and 1.05%, respectively; Nations Tennessee Intermediate Municipal Bond Fund -- .50%, .25% and .95%, respectively; Nations Tennessee Municipal Bond Fund -- .60%, .25% and 1.05%, respectively; Nations Texas Intermediate Municipal Bond Fund -- .50%, .25% and .95%, respectively; Nations Texas Municipal Bond Fund -- .60%, .25% and 1.05%, respectively; Nations Virginia Intermediate Municipal Bond Fund -- .50%, .25% and .95%, respectively; and Nations Virginia Municipal Bond Fund -- .60%, .25% and 1.05%, respectively. Absent fee waivers, "Management Fees" and "Total Operating Expenses" for
Investor A Shares of the indicated Fund would have been as follows: Nations
Small Company Growth Fund -- 1.00% and 1.45%, respectively; Nations Government Securities Fund -- .64% and 1.19%, respectively; Nations Diversified Income
Fund -- .60% and 1.10%, respectively; and Nations U.S. Government Bond
Fund -- .60% and 1.05%, respectively.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

Financial Highlights

The following financial information has been derived from the audited financial statements of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. Price Waterhouse LLP is the independent accountant to Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. The reports of Price Waterhouse LLP for the fiscal year ended March 31, 1997 accompany the financial statements for such period and are incorporated by reference in the SAI, which is available upon request. Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant.

Information for Investor A Shares of Nations International Growth Fund, Nations Small Company Growth Fund and Nations U.S. Government Bond Fund has been derived from the audited financial statements dated May 16, 1997 for the Class A Shares of The Pilot Funds' Pilot International Equity Fund, Pilot Small Capitalization Equity Fund and Pilot U.S. Government Securities Fund, the predecessor Funds to Nations International Growth Fund, Nations Small Company Growth Fund and Nations U.S. Government Bond Fund, respectively. This information has been audited by Arthur Andersen LLP and is provided to help you understand the historical performance of the Funds and their predecessors. The reports of Arthur Andersen LLP accompany the financial statements dated May 16, 1997 and are incorporated by reference in the SAI, which is available upon request.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS VALUE FUND
                           YEAR           PERIOD           YEAR            YEAR           YEAR            YEAR
                          ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
INVESTOR A SHARES        03/31/97      03/31/96(a)       11/30/95        11/30/94       11/30/93        11/30/92
Operating
  performance:
Net asset value,
  beginning of
  period                $   16.60       $   16.21       $   12.98      $   13.72       $   12.45      $   11.16
Net investment
  income                     0.21            0.05            0.23           0.20            0.22           0.26
Net realized and
  unrealized
  gain/(loss) on
  investments                2.70            1.06            3.92          (0.20)           1.35           1.59
Net
 increase/(decrease)
  in net asset value
  from operations            2.91            1.11            4.15           0.00            1.57           1.85
Distributions:
Dividends from net
  investment income         (0.22)          (0.10)          (0.25)         (0.20)          (0.21)         (0.27)
Distributions from
  net realized
  capital gains             (1.42)          (0.62)          (0.67)         (0.54)          (0.09)         (0.29)
Total dividends and
  distributions             (1.64)          (0.72)          (0.92)         (0.74)          (0.30)         (0.56)
Net asset value, end
  of period             $   17.87       $   16.60       $   16.21      $   12.98       $   13.72      $   12.45
Total return++              17.80%           7.07%          34.22%         (0.17)%         12.80%         16.96%+++
Ratios to average
  net
 assets/supplemental
  data:
Net assets, end of
  period (in 000's)     $  70,305       $  54,341       $  48,440      $  35,445       $  32,607      $  24,536
Ratio of operating
  expenses to
  average net assets         1.22%(c)        1.21%+          1.19%          1.18%           1.21%          1.06%
Ratio of net
  investment income
  to average net
  assets                     1.26%           1.05%+          1.65%          1.60%           1.73%          2.15%
Portfolio turnover
  rate                         47%             12%             63%            75%             64%            60%
Ratio of operating
  expenses to
  average net assets
  without waivers
  and/or expense
  reimbursements             1.22%(c)        1.21%+          1.19%          1.18%           1.22%          1.15%
Net investment
  income per share
  without waivers
  and/or expense
  reimbursements        $    0.21(c)    $    0.05       $    0.23      $    0.21       $    0.22      $    0.25
Average commission
  rate paid (b)         $  0.0649       $  0.0648             N/A            N/A             N/A            N/A

                           YEAR            PERIOD
                           ENDED            ENDED
INVESTOR A SHARES        11/30/91         11/30/90*
Operating
  performance:
Net asset value,
  beginning of
  period               $    9.71        $   10.04
Net investment
  income                    0.34             0.35
Net realized and
  unrealized
  gain/(loss) on
  investments               1.47            (0.36)
Net
 increase/(decrease)
  in net asset value
  from operations           1.81            (0.01)
Distributions:
Dividends from net
  investment income        (0.36)           (0.32)
Distributions from
  net realized
  capital gains               --               --
Total dividends and
  distributions            (0.36)           (0.32)
Net asset value, end
  of period            $   11.16        $    9.71
Total return++             18.79%+++        (0.16)%+++
Ratios to average
  net
 assets/supplemental
  data:
Net assets, end of
  period (in 000's)    $  13,514        $   7,020
Ratio of operating
  expenses to
  average net assets        0.53%            0.21%+
Ratio of net
  investment income
  to average net
  assets                    3.33%            4.19%+
Portfolio turnover
  rate                        51%              24%
Ratio of operating
  expenses to
  average net assets
  without waivers
  and/or expense
  reimbursements            0.99%            1.11%+
Net investment
  income per share
  without waivers
  and/or expense
  reimbursements       $    0.30        $    0.26
Average commission
  rate paid (b)              N/A              N/A

 *  Nations Value Fund Investor A Shares commenced operations on December 6,
    1989.
 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.
(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS EQUITY INCOME FUND
                                     YEAR           PERIOD           YEAR           YEAR           YEAR            YEAR
                                     ENDED          ENDED           ENDED           ENDED          ENDED          ENDED
INVESTOR A SHARES                  03/31/97      03/31/96 (a)      05/31/95       05/31/94       05/31/93        05/31/92
Operating performance:
Net asset value, beginning of
  period                          $   13.11      $   11.78       $   11.41        $   12.02      $   11.40     $   10.19
Net investment income                  0.36           0.27            0.40             0.37           0.34          0.29
Net realized and unrealized
  gain on investments                  1.58           1.77            1.10             0.21           1.05          1.27
Net increase in net asset value
  from operations                      1.94           2.04            1.50             0.58           1.39          1.56
Distributions:
Dividends from net investment
  income                              (0.38)         (0.34)          (0.40)           (0.38)         (0.32)        (0.28)
Distributions from net realized
  capital gains                       (2.41)         (0.37)          (0.73)           (0.81)         (0.45)        (0.07)
Total dividends and
  distributions                       (2.79)         (0.71)          (1.13)           (1.19)         (0.77)        (0.35)
Net asset value, end of period    $   12.26      $   13.11       $   11.78        $   11.41      $   12.02     $   11.40
Total return++                        15.30%         17.75%          14.53%            4.74%         12.78%        15.59%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                          $  47,891      $  42,606       $  35,538        $  33,691      $  32,760     $   3,418
Ratio of operating expenses to
  average net assets                   1.16%(c)       1.15%+          1.17%            1.19%          1.17%         1.35%
Ratio of net investment income
  to average net assets                2.84%          2.59%+          3.50%            3.16%          3.12%         2.90%
Portfolio turnover rate                 102%            59%            158%             116%            55%           84%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                       1.16%(c)       1.15%+          1.18%            1.20%          1.29%         2.46%
Net investment income/(loss)
  per share without waivers
  and/or expense reimbursements   $    0.36(c)   $    0.27       $    0.40        $    0.37      $    0.33     $    0.18
Average commission rate paid
  (b)                             $  0.0609      $  0.0287             N/A              N/A            N/A           N/A

                                     PERIOD
                                     ENDED
INVESTOR A SHARES                  05/31/91*
Operating performance:
Net asset value, beginning of
  period                          $   10.04
Net investment income                  0.05
Net realized and unrealized
  gain on investments                  0.10
Net increase in net asset value
  from operations                      0.15
Distributions:
Dividends from net investment
  income                                 --
Distributions from net realized
  capital gains                          --
Total dividends and
  distributions                          --
Net asset value, end of period    $   10.19
Total return++                         1.49%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                          $     497
Ratio of operating expenses to
  average net assets                   1.37%+
Ratio of net investment income
  to average net assets                3.40%+
Portfolio turnover rate                   9%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                      15.09%+
Net investment income/(loss)
  per share without waivers
  and/or expense reimbursements   $   (1.30)
Average commission rate paid
  (b)                                   N/A

 * Nations Equity Income Fund Investor A Shares commenced operations on April 16, 1991.
 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.
(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS CAPITAL GROWTH FUND
                                          YEAR            PERIOD            YEAR             YEAR             YEAR
                                          ENDED            ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                      03/31/97##       03/31/96(a)       11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of
  period                               $   13.41        $   14.22        $   11.21        $   11.06         $   10.67
Net investment income                       0.02             0.01             0.06             0.07              0.07
Net realized and unrealized gain on
  investments                               1.65             0.38             3.28             0.14              0.41
Net increase in net asset value
  from operations                           1.67             0.39             3.34             0.21              0.48
Distributions:
Dividends from net investment
  income                                   (0.02)           (0.01)           (0.07)           (0.06)            (0.08)
Distributions from net realized
  capital gains                            (3.39)           (1.19)           (0.26)           (0.00)(b)         (0.01)
Total dividends and distributions          (3.41)           (1.20)           (0.33)           (0.06)            (0.09)
Net asset value, end of period         $   11.67        $   13.41        $   14.22        $   11.21         $   11.06
Total return++                             11.58%            3.02%           30.70%            1.93%             4.56%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                               $  20,465        $  18,311        $  16,770        $  11,038         $  11,182
Ratio of operating expenses to
  average net assets                        1.21%(d)         1.21%+           1.23%            1.15%             1.05%
Ratio of net investment income to
  average net assets                        0.14%            0.13%+           0.46%            0.60%             0.59%
Portfolio turnover rate                       75%              25%              80%              56%               81%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                            1.21%            1.21%+           1.23%            1.16%             1.14%
Net investment income per share
  without waivers and/or expense
  reimbursements                       $    0.02        $    0.01        $    0.06        $    0.07         $    0.06
Average commission rate paid (c)       $  0.0604        $  0.0632              N/A              N/A               N/A

                                          PERIOD
                                           ENDED
INVESTOR A SHARES                        11/30/92*
Operating performance:
Net asset value, beginning of
  period                               $   10.00
Net investment income                       0.01
Net realized and unrealized gain on
  investments                               0.66#
Net increase in net asset value
  from operations                           0.67
Distributions:
Dividends from net investment
  income                                      --
Distributions from net realized
  capital gains                               --
Total dividends and distributions             --
Net asset value, end of period         $   10.67
Total return++                              6.70%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                               $   1,225
Ratio of operating expenses to
  average net assets                        0.55%+
Ratio of net investment income to
  average net assets                        1.08%+
Portfolio turnover rate                        7%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                            1.30%+
Net investment income per share
  without waivers and/or expense
  reimbursements                       $    0.00(b)
Average commission rate paid (c)             N/A

 * Nations Capital Growth Fund Investor A Shares commenced operations on October 2, 1992.
 +  Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
## Per share numbers shave been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since use of the undistributed income method did not accord with results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) Average commission rate paid per share of securities purchased and sold by the Fund.
(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS EMERGING GROWTH FUND
                                                       YEAR            PERIOD             YEAR               YEAR
                                                       ENDED            ENDED             ENDED              ENDED
INVESTOR A SHARES                                    03/31/97#      03/31/96#(a)        11/30/95           11/30/94#
Operating performance:
Net asset value, beginning of period                $   13.91        $   14.17         $   11.35           $   10.85
Net investment income/(loss)                            (0.07)           (0.01)            (0.01)              (0.06)
Net realized and unrealized gain on investments          0.19             1.25              3.23                0.70
Net increase in net asset value from operations          0.12             1.24              3.22                0.64
Distributions:
Distributions from net realized capital gains           (1.34)           (1.50)            (0.40)              (0.14)
Total dividends and distributions                       (1.34)           (1.50)            (0.40)              (0.14)
Net asset value, end of period                      $   12.69        $   13.91         $   14.17           $   11.35
Total return++                                            .18%            9.80%            29.65%               5.90%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                $  12,126        $   7,802         $   5,765           $   3,234
Ratio of operating expenses to average net
  assets                                                 1.23%(c)         1.24%+            1.23%               1.26%
Ratio of net investment income/(loss) to average
  net assets                                            (0.51)%          (0.31)%+          (0.17)%             (0.54)%
Portfolio turnover rate                                    93%              39%              139%                129%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursement                                          1.23%(c)         1.24%+            1.23%               1.26%
Net investment income/(loss) per share without
  waivers and/or expense reimbursement              $   (0.07)(c)    $   (0.01)        $   (0.01)          $   (0.05)
Average commission rate paid (b)                    $  0.0562        $  0.0599               N/A                 N/A

                                                       PERIOD
                                                       ENDED
INVESTOR A SHARES                                    11/30/93*
Operating performance:
Net asset value, beginning of period                $    9.87
Net investment income/(loss)                            (0.03)
Net realized and unrealized gain on investments          1.02
Net increase in net asset value from operations          0.99
Distributions:
Distributions from net realized capital gains           (0.01)
Total dividends and distributions                       (0.01)
Net asset value, end of period                      $   10.85
Total return++                                           9.99%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                $   2,095
Ratio of operating expenses to average net
  assets                                                 1.05%+
Ratio of net investment income/(loss) to average
  net assets                                            (0.40)%+
Portfolio turnover rate                                   159%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursement                                          1.26%+
Net investment income/(loss) per share without
  waivers and/or expense reimbursement              $   (0.04)
Average commission rate paid (b)                          N/A

 * Nations Emerging Growth Fund Investor A Shares commenced operations on December 10, 1992.
 +  Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.
(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS DISCIPLINED EQUITY FUND
                                                       YEAR            PERIOD             YEAR             PERIOD
                                                       ENDED            ENDED            ENDED              ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(a)        11/30/95          11/30/94*
Operating performance:
Net asset value, beginning of period                $   17.16        $   17.04         $   13.06          $   13.30
Net investment income/(loss)                             0.08             0.04              0.09               0.00(b)
Net realized and unrealized gain/(loss) on
  investments                                            2.80             0.35              3.96              (0.23)#
Net increase/(decrease) in net asset value from
  operations                                             2.88             0.39              4.05              (0.23)
Distributions:
Dividends from net investment income                    (0.09)           (0.04)            (0.07)             (0.01)
Distributions from net realized capital gains           (1.51)           (0.23)               --                 --
Return of capital                                          --               --                --              (0.00)(b)
Total dividends and distributions:                      (1.60)           (0.27)            (0.07)             (0.01)
Net asset value, end of period                      $   18.44        $   17.16         $   17.04          $   13.06
Total return++                                          16.76%            2.35%            31.05%             (1.71)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                $   6,837        $   4,722         $   3,234          $     252
Ratio of operating expenses to average net
  assets                                                 1.29%(d)         1.12%+            1.40%              1.23%+
Ratio of net investment income/(loss) to average
  net assets                                             0.45%            0.72%+            0.75%              0.02%+
Portfolio turnover rate                                   120%              47%              124%               177%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                         1.29%            1.12%+            1.40%              1.66%+
Net investment income/(loss) per share without
  waivers and/or expense reimbursements             $    0.08        $    0.04         $    0.09          $   (0.07)
Average commission rate paid (c)                    $  0.0377        $  0.0627               N/A                N/A

                                                       PERIOD
                                                        ENDED
INVESTOR A SHARES                                     04/29/94*
Operating performance:
Net asset value, beginning of period                  $   14.94
Net investment income/(loss)                              (0.04)
Net realized and unrealized gain/(loss) on
  investments                                              1.35
Net increase/(decrease) in net asset value from
  operations                                               1.31
Distributions:
Dividends from net investment income                         --
Distributions from net realized capital gains             (2.95)
Return of capital                                            --
Total dividends and distributions:                        (2.95)
Net asset value, end of period                        $   13.30
Total return++                                             8.31%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                  $     165
Ratio of operating expenses to average net
  assets                                                   1.30%+
Ratio of net investment income/(loss) to average
  net assets                                              (0.62)%+
Portfolio turnover rate                                     475%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                           1.74%+
Net investment income/(loss) per share without
  waivers and/or expense reimbursements               $   (0.07)
Average commission rate paid (c)                            N/A

 * The period for Nations Disciplined Equity Investor A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class B Shares, which were reorganized into Investor A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994. The Capitol Mutual Funds Special Equity Portfolio Class B Shares commenced operations on July 26, 1993.
 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) Average commission rate paid per share of securities purchased and sold by the Fund.
(d) The effect of interest expense on the operating expense ratio was less than 0.01%

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SMALL COMPANY GROWTH FUND
                                                                                            PERIOD              PERIOD
                                                                                            ENDED               ENDED
INVESTOR A SHARES*                                                                         05/16/97          08/31/96(a)
Operating performance:
Net asset value, beginning of the period                                                  $   10.64           $   10.00
Net investment income                                                                          0.03                0.05
Net realized and unrealized gain on investments and futures                                    1.46                0.64
Total income from investment activities                                                        1.49                0.69
Distributions from net investment income                                                      (0.03)              (0.05)
Distributions from net realized gains                                                         (0.05)                 --
Total distributions                                                                           (0.08)              (0.05)
Net asset value at the end of the period                                                  $   12.05           $   10.64
Total return (b)                                                                              13.98%               6.88%
Ratio of expenses to average net assets                                                        1.23%(c)            1.25%(c)
Ratio of net investment income to average net assets                                           0.30%(c)            0.66%(c)
Portfolio turnover rate (e)                                                                      48%                 31%
Net assets at end of period (in 000's)                                                    $   3,697           $   2,611
Ratio of expenses to average net assets (assuming no waiver or expense
  reimbursements)                                                                              1.66%(c)            1.65%(c)
Ratio of net investment income/(loss) to average net assets (assuming no waiver or
  expense reimbursements)                                                                     (0.13)%(c)           0.26%(c)
Average Commission Rate (d)                                                                      --           $   .0340

  * Investor A Shares of Nations Small Company Growth Fund were formerly Class A Shares of the Pilot Small Capitalization Equity Fund, a predecessor portfolio.
(a) Share activity commenced December 12, 1995.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken for Class A Shares. Total return is not annualized.
(c) Annualized.
(d) The average commission rate represents the total dollar amount of commissions paid on portfolio transactions, for the time period of May 4, 1996 to August 31, 1996, divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.
(e) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS INTERNATIONAL EQUITY FUND
                                        YEAR              PERIOD               YEAR                 YEAR
                                        ENDED              ENDED               ENDED                ENDED
INVESTOR A SHARES                     03/31/97#        03/31/96(a)#          05/31/95#            05/31/94#
Operating performance:
Net asset value, beginning of
  period                              $   13.39          $   11.67           $   12.00            $   10.56
Net investment income/(loss)               0.05               0.04                0.11                 0.06
Net realized and unrealized
  gain/(loss) on investments               0.11               1.78               (0.20)                1.44
Net increase/(decrease) in net
  asset value from operations              0.16               1.82               (0.09)                1.50
Distributions:
Dividends from net investment
  income                                  (0.09)             (0.04)              (0.02)               (0.04)
Distributions in excess of net
  investment income                       (0.00)(c)          (0.04)                 --                   --
Distributions from net realized
  capital gains                           (0.42)             (0.02)              (0.12)               (0.02)
Distributions in excess of net
  realized capital gains                  (0.03)                --               (0.10)                  --
Total dividends and
  distributions                           (0.54)             (0.10)              (0.24)               (0.06)
Net asset value, end of period        $   13.01          $   13.39           $   11.67            $   12.00
Total return++                             1.08%             15.66%              (0.69)%              14.00%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                              $   9,443          $   7,643           $   4,877            $   3,219
Ratio of operating expenses to
  average net assets                       1.41%              1.42%+              1.28%                1.42%
Ratio of net investment
  income/(loss) to average net
  assets                                   0.37%              0.40%+              0.92%                0.50%
Portfolio turnover rate                      36%                26%                 92%                  39%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                             --               1.43%+              1.29%                1.43%
Net investment income/(loss) per
  share without waivers and/or
  expense reimbursements                     --          $    0.04           $    0.11            $    0.05
Average commission rate paid (b)      $  0.0279          $  0.0272                  --                   --

                                        PERIOD
                                         ENDED
INVESTOR A SHARES                     05/31/93*#
Operating performance:
Net asset value, beginning of
  period                               $   10.38
Net investment income/(loss)                0.07
Net realized and unrealized
  gain/(loss) on investments                0.21
Net increase/(decrease) in net
  asset value from operations               0.28
Distributions:
Dividends from net investment
  income                                   (0.08)
Distributions in excess of net
  investment income                           --
Distributions from net realized
  capital gains                            (0.02)
Distributions in excess of net
  realized capital gains                      --
Total dividends and
  distributions                            (0.10)
Net asset value, end of period         $   10.56
Total return++                              2.91%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                               $     839
Ratio of operating expenses to
  average net assets                        1.55%+
Ratio of net investment
  income/(loss) to average net
  assets                                    0.78%+
Portfolio turnover rate                       41%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                            1.62%+
Net investment income/(loss) per
  share without waivers and/or
  expense reimbursements               $    0.07
Average commission rate paid (b)              --

 * Nations International Equity Fund Investor A Shares commenced operations on June 3, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
  # Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.
(c) Amount represents less than $0.01 per share.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS EMERGING MARKETS FUND
                                                                                              YEAR            PERIOD
                                                                                              ENDED            ENDED
INVESTOR A SHARES                                                                           03/31/97#       03/31/96*#
Operating performance:
Net asset value, beginning of period                                                        $   10.32        $   10.00
Net investment income/(loss)                                                                    (0.01)           (0.05)
Net realized and unrealized gain on investments                                                  1.21             0.37
Net increase in net asset value from operations                                                  1.20             0.32
Dividends from net investment income                                                            (0.02)              --
Distributions in excess of net investment income                                                (0.05)              --
Distributions from net realized capital gains                                                   (0.06)              --
Total dividends and distributions                                                               (0.13)              --
Net asset value, end of period                                                              $   11.39        $   10.32
Total return++                                                                                  11.74%            3.20%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                        $     894        $     477
Ratio of operating expenses to average net assets                                                1.99%            2.38%+
Ratio of net investment income/(loss) to average net assets                                      0.12%           (0.63)%+
Portfolio turnover rate                                                                            31%              17%
Average commission rate paid (a)                                                            $  0.0003        $  0.0004

  * Nations Emerging Markets Fund Investor A Shares commenced operations on June 30, 1995.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS INTERNATIONAL GROWTH FUND
                                                                                                               EIGHT
                                          PERIOD            YEAR             YEAR             YEAR             MONTHS
                                          ENDED             ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES*                       05/16/97         08/31/96        08/31/95(i)       08/31/94          08/31/93
Operating performance:
Net asset value at the beginning of
  the period                          $   16.90          $   16.14        $   16.29        $   14.13       $   11.85
Net investment income/(loss)              (0.05)              0.04             0.08(h)          0.07(h)         0.02(h)
Net realized and unrealized
  gain/(loss) on investments               2.85               1.69            (0.22)(h)         1.65(h)         2.51(h)
Net realized and unrealized
  gain/(loss) on foreign currency
  related transactions (c)                (0.95)             (0.12)            0.39(h)          0.59(h)        (0.25)(h)
Total income/(loss) from investment
  activities                               1.85               1.61             0.25             2.31            2.28
Distributions from net investment
  income                                  (0.14)             (0.46)           (0.11)              --              --
Distributions from net realized
  gain on investments and foreign
  currency related transactions           (0.34)             (0.39)           (0.29)           (0.15)             --
Net asset value at the end of the
  period                              $   18.27          $   16.90        $   16.14        $   16.29       $   14.13
Total return (d)                          11.14%(e)          10.40%            1.77%           16.48%          19.24%(e)
Portfolio turnover rate (k)               33.68%             22.31%           35.91%           35.40%          26.65%(g)
Ratio of expenses to average net
  assets                                   1.42%(j)(f)        1.32%            1.42%            1.37%           2.17%(f)
Ratio of net investment
  income/(loss) to average net
  assets                                   0.29%(j)(f)        0.48%            0.50%            0.48%           0.25%(f)
Net assets at end of period (in
  000's)                              $  26,730          $  26,730        $  27,625        $  44,990       $  55,816
Average Commission Rate (j)           $  0.0107          $  0.0160               --               --              --


                                          YEAR
                                          ENDED
INVESTOR A SHARES*                   12/31/92(a)(b)
Operating performance:
Net asset value at the beginning of
  the period                           $   12.29
Net investment income/(loss)                0.04(h)
Net realized and unrealized
  gain/(loss) on investments               (0.46)(h)
Net realized and unrealized
  gain/(loss) on foreign currency
  related transactions (c)                    --
Total income/(loss) from investment
  activities                               (0.42)
Distributions from net investment
  income                                   (0.02)
Distributions from net realized
  gain on investments and foreign
  currency related transactions               --
Net asset value at the end of the
  period                               $   11.85
Total return (d)                           (3.42)%
Portfolio turnover rate (k)                58.55%
Ratio of expenses to average net
  assets                                    1.78%
Ratio of net investment
  income/(loss) to average net
  assets                                    0.35%
Net assets at end of period (in
  000's)                               $  56,358
Average Commission Rate (j)                   --

 * Investor A Shares of Nations International Growth Fund were formerly Class A Shares of the Pilot International Equity Fund, a predecessor portfolio.

 (a) Prior to a tax-free reorganization into Pilot Administration shares effective July 12, 1993, the Pilot Kleinwort Benson International Equity Portfolio was a separate portfolio of Kleinwort Benson Investment Strategies known as Kleinwort Benson International Equity Fund. The predecessor portfolio was advised by Kleinwort Benson International Investment Limited and had a December 31 fiscal year end.

 (b) Prior to July 12, 1993, the Pilot Administration shares were not subject to an Administration Plan.

 (c) For years preceding the fiscal year ended August 31, 1993, net realized and unrealized gain/(losses) from foreign currency related transactions were included in net realized and unrealized gain/(losses) from investments. Effective January 1, 1993, realized and unrealized gain/(losses) from foreign currency related transactions are disclosed separately from net realized and unrealized gain/(losses) from investments.

 (d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken for the Class A Shares.

 (e) Not annualized.

 (f) Annualized.

 (g) Excludes the transfer of assets effective on August 6, 1993 from a collective trust for which Boatmen's Trust Company served as trustee.

 (h) Calculated based on the average shares outstanding methodology.


 (i) The Administration Class Shares were redesignated as the Class A Shares.
 (j) Represents the total dollar amount of commissions paid on security transactions divided by total number of security shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.


 (k) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued and is not annualized.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS INTERNATIONAL GROWTH FUND (CONT.)
                                                                YEAR              YEAR              YEAR              YEAR
                                                               ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES*                                            12/31/91          12/31/90          12/31/89          12/31/88
Operating performance:
Net asset value at the beginning of the period               $   12.65         $   15.58         $   14.66         $   13.21
Net investment income                                             0.06              0.12              0.07             (0.01)
Net realized and unrealized capital gain/(loss) on
  investments                                                     1.36             (2.40)             3.22              2.73
Net realized and unrealized gain/(loss) on foreign
  currency related transactions (c)                                 --                --                --                --
Total income/(loss) from investments                              1.42             (2.28)             3.29              2.72
Distributions from net investment income                         (0.08)            (0.14)            (0.22)               --
Distributions from net realized gain on investments and
  foreign currency related transactions                          (1.70)            (0.51)            (2.15)            (1.27)
Net asset value at the end of the period                     $   12.29         $   12.65         $   15.58         $   14.66
Total return (d)                                                 11.81%           (14.77)%           22.99%            21.03%
Portfolio turnover rate (k)                                      51.88%            52.00%            61.54%            54.84%
Ratio of expenses to average net assets                           1.79%             1.82%             2.00%             2.31%
Ratio of net investment income/(loss) to average net
  assets                                                          0.45%             0.76%             0.39%            (0.07)%
Net assets at end of period (in 000's)                       $  65,939         $  72,007         $  80,224         $  59,864
Average commission rate                                             --                --                --                --

  * Investor A Shares of Nations International Growth Fund were formerly Class A Shares of the Pilot International Equity Fund, a predecessor portfolio.

 (a) Prior to a tax-free reorganization into Pilot Administration shares effective July 12, 1993, the Pilot Kleinwort Benson International Equity Portfolio was a separate portfolio of Kleinwort Benson Investment Strategies known as Kleinwort Benson International Equity Fund. The predecessor portfolio was advised by Kleinwort Benson International Investment Limited and had a December 31 fiscal year end.

 (b) Prior to July 12, 1993, the Pilot Administration shares were not subject to an Administration Plan.

 (c) For years preceding the fiscal year ended August 31, 1993, net realized and unrealized gain/(losses) from foreign currency related transactions were included in net realized and unrealized gain/(losses) from investments. Effective January 1, 1993, realized and unrealized gain/(losses) from foreign currency related transactions are disclosed separately from net realized and unrealized gain/(losses) from investments.

 (d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken for the Class A Shares.
 (e) Not annualized.
 (f) Annualized.
 (g) Calculated on a portfolio-wide level and excludes the transfer of assets effective on August 6, 1993.
 (h) Calculated based on the average shares outstanding methodology.
 (i) Effective August 21, 1995 the Administration Class Shares were redesignated as the Class A Shares.
 (j) Represents the total dollar amount of commissions paid on security transactions, for the time periods of May 4, 1996 to August 31, 1996, divided by total number of security shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.
 (k) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued and is not annualized.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS BALANCED ASSETS FUND
                                          YEAR            PERIOD             YEAR              YEAR              YEAR
                                         PERIOD            ENDED            ENDED             ENDED              ENDED
INVESTOR A SHARES                       03/31/97        03/31/96(a)        11/30/95          11/30/94          11/30/93
Operating performance:
Net asset value, beginning of
  period                               $   11.64        $   12.66         $   10.42        $   10.86           $   10.24
Net investment income                       0.34             0.11              0.34             0.22                0.29
Net realized and unrealized
  gain/(loss) on investments                1.05             0.45              2.23            (0.44)               0.62
Net increase/(decrease) in net
  asset value from operations               1.39             0.56              2.57            (0.22)               0.91
Distributions:
Dividends from net investment
  income                                   (0.36)           (0.17)            (0.31)           (0.22)              (0.29)
Distributions from net realized
  capital gains                            (1.54)           (1.41)            (0.02)              --                  --
Total dividends and distributions          (1.90)           (1.58)            (0.33)           (0.22)              (0.29)
Net asset value, end of period         $   11.13        $   11.64         $   12.66        $   10.42           $   10.86
Total return++                             12.18%            4.86%            25.01%           (2.02)%              8.93%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                               $   9,075        $   6,261         $   5,276        $   4,881           $   5,191
Ratio of operating expenses to
  average net assets                        1.25%(c)         1.25%+            1.24%            1.23%               1.15%
Ratio of net investment income to
  average net assets                        3.06%            2.66%+            3.00%            2.06%               2.57%
Portfolio turnover rate                      264%              83%              174%             156%                 50%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                            1.25%(c)         1.25%+            1.24%            1.24%               1.22%
Net investment income per share
  without waivers and/or expense
  reimbursements                       $    0.34(c)     $    0.11         $    0.34        $    0.22           $    0.28
Average commission rate paid (b)       $  0.0563        $  0.0598               N/A              N/A                 N/A

                                          PERIOD
                                          ENDED
INVESTOR A SHARES                       11/30/92*
Operating performance:
Net asset value, beginning of
  period                               $   10.00
Net investment income                       0.01
Net realized and unrealized
  gain/(loss) on investments                0.23#
Net increase/(decrease) in net
  asset value from operations               0.24
Distributions:
Dividends from net investment
  income                                      --
Distributions from net realized
  capital gains                               --
Total dividends and distributions             --
Net asset value, end of period         $   10.24
Total return++                              2.40%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                               $     547
Ratio of operating expenses to
  average net assets                        0.55%+
Ratio of net investment income to
  average net assets                        3.60%+
Portfolio turnover rate                       79%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                            1.30%+
Net investment income per share
  without waivers and/or expense
  reimbursements                       $    0.01
Average commission rate paid (b)             N/A

 * Nations Balanced Assets Fund Investor A Shares commenced operations on October 2, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.
(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS GLOBAL GOVERNMENT INCOME FUND
                                                                                              YEAR            PERIOD
                                                                                              ENDED            ENDED
INVESTOR A SHARES                                                                           03/31/97#        03/31/96*
Operating performance:
Net asset value, beginning of period                                                        $   10.07        $   10.00
Net investment income                                                                            0.44             0.37
Net realized and unrealized gain/(loss) on investments                                          (0.02)            0.11
Net increase in net asset value from operations                                                  0.42             0.48
Distributions:
Dividends from net investment income                                                            (0.45)           (0.35)
Distributions in excess of net investment income                                                (0.09)           (0.02)
Distributions from net realized capital gains                                                   (0.16)           (0.04)
Total dividends and distributions                                                               (0.70)           (0.41)
Net asset value, end of period                                                              $    9.79        $   10.07
Total return++                                                                                   3.99%            4.84%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                        $  15,104        $  14,898
Ratio of operating expenses to average net assets                                                1.51%            1.57%+
Ratio of net investment income to average net assets                                             4.35%            4.92%+
Portfolio turnover rate                                                                           100%             213%

 * Nations Global Government Income Fund Investor A Shares commenced operations on June 30, 1995.
 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SHORT-TERM INCOME FUND
                                         YEAR            PERIOD            YEAR             YEAR             YEAR
                                        ENDED             ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                     03/31/97#       03/31/96(b)#       11/30/95#        11/30/94#        11/30/93
Operating performance:
Net asset value, beginning of
  period                             $    9.76          $    9.84        $    9.48        $   10.01        $    9.75
Net investment income                     0.56               0.19             0.59             0.48             0.51
Net realized and unrealized
  gain/(loss) on investments             (0.08)             (0.08)            0.36            (0.51)            0.26
Net increase/(decrease) in net
  asset value from operations             0.48               0.11             0.95            (0.03)            0.77
Distributions:
Dividends from net investment
  income                                 (0.56)             (0.19)           (0.59)           (0.46)           (0.51)
Distributions in excess of net
  investment income                         --                 --               --            (0.02)              --
Distributions from capital                  --                 --               --            (0.02)              --
Total dividends and distributions        (0.56)             (0.19)           (0.59)           (0.50)           (0.51)
Net asset value, end of period       $    9.68          $    9.76        $    9.84        $    9.48        $   10.01
Total return++                            5.04%              1.13%           10.29%           (0.33)%           8.03%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $   6,169          $   2,810        $   2,969        $   2,490        $  11,205
Ratio of operating expenses to
  average net assets                      0.75%(a)           0.75%+           0.76%            0.71%            0.57%
Ratio of net investment income to
  average net assets                      5.77%              5.87%+           6.12%            5.02%            5.07%
Portfolio turnover rate                    172%                73%             224%             293%             121%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.05%              1.08%+           1.06%            1.03%            0.99%
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.53          $    0.18        $    0.56        $    0.45        $    0.48

                                        PERIOD
                                         ENDED
INVESTOR A SHARES                      11/30/92*
Operating performance:
Net asset value, beginning of
  period                             $   10.00
Net investment income                     0.08
Net realized and unrealized
  gain/(loss) on investments             (0.26)
Net increase/(decrease) in net
  asset value from operations            (0.18)
Distributions:
Dividends from net investment
  income                                 (0.07)
Distributions in excess of net
  investment income                         --
Distributions from capital                  --
Total dividends and distributions        (0.07)
Net asset value, end of period       $    9.75
Total return++                           (1.81)%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $     254
Ratio of operating expenses to
  average net assets                      0.45%+
Ratio of net investment income to
  average net assets                      5.39%+
Portfolio turnover rate                     45%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.05%+
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.07

 * Nations Short-Term Income Fund Investor A Shares commenced operations on October 2, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
                                                            YEAR              PERIOD              YEAR               YEAR
                                                           ENDED               ENDED              ENDED              ENDED
INVESTOR A SHARES                                        03/31/97#         03/31/96(b)#         11/30/95#          11/30/94

Operating performance:
Net asset value, beginning of period                   $    4.07          $    4.14            $    3.93          $    4.28
Net investment income                                       0.22               0.07                 0.23               0.22
Net realized and unrealized gain/(loss) on
  investments                                              (0.08)             (0.07)                0.21              (0.33)
Net increase/(decrease) in net asset value from
  operations                                                0.14               0.00                 0.44              (0.11)
Distributions:
Dividends from net investment income                       (0.22)             (0.07)               (0.23)             (0.22)
Distributions in excess of net investment income              --              (0.00)(a)            (0.00)(a)          (0.00)(a)
Distributions from net realized capital gains                 --                 --                   --              (0.02)
Total dividends and distributions                          (0.22)             (0.07)               (0.23)             (0.24)
Net asset value, end of period                         $    3.99          $    4.07            $    4.14          $    3.93
Total return++                                              3.51%              0.00%###            11.48%             (2.41)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $  42,468          $  57,381            $  64,848          $  77,128
Ratio of operating expenses to average net assets           0.83%(c)(d)        0.83%+               0.80%              0.77%
Ratio of net investment income to average net
  assets                                                    5.53%              5.12%+               5.68%              5.58%
Portfolio turnover rate                                      529%               189%                 328%               133%
Ratio of operating expenses to average net assets
  without waivers and/or expense reimbursements             1.03%(d)           1.06%+               1.00%              0.98%
Net investment income per share without waivers
  and/or expense reimbursements                        $    0.21(d)       $    0.06            $    0.22          $    0.21

   * Nations Short-Intermediate Government Fund Investor A Shares commenced operations on August 5, 1991.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated
     and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
   # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
  ## Nations Short-Intermediate Government Fund's net asset value upon commencement of operations was $2.00 per share. Effective September 25, 1991, the net asset value doubled as a result of the reclassification of each outstanding share into half as many shares (reverse split).
 ### Amount represents less than 0.01%.
 (a) Amount represents less than $0.01.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND (CONT.)
                                                                                YEAR             YEAR             PERIOD
                                                                               ENDED             ENDED             ENDED
INVESTOR A SHARES                                                             11/30/93         11/30/92          11/30/91*

Operating performance:
Net asset value, beginning of period                                         $    4.16       $    4.17         $    4.00##
Net investment income                                                             0.22            0.27              0.10
Net realized and unrealized gain/(loss) on investments                            0.14           (0.01)             0.17
Net increase/(decrease) in net asset value from operations                        0.36            0.26              0.27
Distributions:
Dividends from net investment income                                             (0.22)          (0.27)            (0.10)
Distributions in excess of net investment income                                    --              --                --
Distributions from net realized capital gains                                    (0.02)             --                --
Total dividends and distributions                                                (0.24)          (0.27)            (0.10)
Net asset value, end of period                                               $    4.28       $    4.16         $    4.17
Total return++                                                                    8.85%           6.61%             6.81%+++
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                         $ 173,449       $ 188,624         $  53,874
Ratio of operating expenses to average net assets                                 0.70%           0.48%             0.08%+
Ratio of net investment income to average net assets                              5.25%           6.34%             7.21%+
Portfolio turnover rate                                                             92%             25%               11%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                          0.94%           0.88%             0.82%+
Net investment income per share without waivers and/or expense
  reimbursements                                                             $    0.21       $    0.25         $    0.00(a)

   * Nations Short-Intermediate Government Fund Investor A Shares commenced operations on August 5, 1991.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated
     and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
   # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
  ## Nations Short-Intermediate Government Fund's net asset value upon commencement of operations was $2.00 per share. Effective September 25, 1991, the net asset value doubled as a result of the reclassification of each outstanding share into half as many shares (reverse split).
 ### Amount represents less than 0.01%.
 (a) Amount represents less than $0.01.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS GOVERNMENT SECURITIES FUND
                                                                 YEAR              PERIOD             YEAR              YEAR
                                                                 ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES                                              03/31/97#        03/31/96(b)#       05/31/95#          05/31/94
Operating performance:
Net asset value, beginning of period                          $    9.67          $    9.86         $    9.80         $   10.46
Net investment income                                              0.58               0.50              0.61              0.62
Net realized and unrealized gain/(loss) on investments            (0.30)             (0.19)             0.06             (0.61)
Net increase/(decrease) in net asset value from
  operations                                                       0.28               0.31              0.67              0.01
Distributions:
Dividends from net investment income                              (0.56)             (0.48)            (0.57)            (0.56)
Distributions in excess of net investment income                     --              (0.02)               --             (0.02)
Distributions in excess of net realized capital gains                --                 --                --             (0.05)
Distributions from capital                                        (0.00)(a)             --             (0.04)            (0.04)
Total dividends and distributions                                 (0.56)             (0.50)            (0.61)            (0.67)
Net asset value, end of period                                $    9.39          $    9.67         $    9.86         $    9.80
Total return++                                                     2.92%              3.20%             7.29%            (0.11)%
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in 000's)                          $   9,852          $  11,662         $  10,928         $  14,044
Ratio of operating expenses to average net assets                  1.05%              1.05%+            1.01%             0.90%
Ratio of net investment income to average net assets               6.03%              6.11%+            6.44%             5.91%
Portfolio turnover rate                                             468%               199%              413%               56%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                            1.19%              1.20%+            1.19%             1.11%
Net investment income per share without waivers and/or
  expense reimbursements                                      $    0.57          $    0.49         $    0.59         $    0.59

  * Nations Government Securities Fund Investor A Shares commenced operations on April 17, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not acccord with the results of operations.
(a) Amount represents less than $0.01.
(b) Fiscal year ended changed to March 31. Prior to this, the fiscal year ended was May 31.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS GOVERNMENT SECURITIES FUND (CONT.)
                                                                                YEAR              YEAR              PERIOD
                                                                               ENDED              ENDED              ENDED
INVESTOR A SHARES                                                            05/31/93#          05/31/92           05/31/91*
Operating performance:
Net asset value, beginning of period                                       $   10.36          $   10.05          $   10.01
Net investment income                                                           0.66               0.71               0.09
Net realized and unrealized gain/(loss) on investments                          0.16               0.38               0.02
Net increase/(decrease) in net asset value from operations                      0.82               1.09               0.11
Distributions:
Dividends from net investment income                                           (0.68)             (0.75)             (0.07)
Distributions in excess of net investment income                                  --                 --                 --
Distributions from net realized capital gains                                     --                 --                 --
Distributions in excess of net realized capital gains                          (0.04)             (0.03)                --
Distributions from capital                                                        --                 --                 --
Total dividends and distributions                                              (0.72)             (0.78)             (0.07)
Net asset value, end of period                                             $   10.46          $   10.36          $   10.05
Total return++                                                                  8.18%             11.18%+++           1.07%+++
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in 000's)                                       $  15,354          $   3,326          $     661
Ratio of operating expenses to average net assets                               1.00%              1.31%              1.35%+
Ratio of net investment income to average net assets                            6.52%              6.90%              7.22%+
Portfolio turnover rate                                                          103%               130%                 5%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                        1.15%              1.97%              1.94%+++
Net investment income per share without waivers and/or expense
  reimbursements                                                           $    0.55          $    0.07          $    0.08+++

  * Nations Government Securities Fund Investor A Shares commenced operations on April 17, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not acccord with the results of operations.
(a) Amount represents less than $0.01.
(b) Fiscal year ended changed to March 31. Prior to this, the fiscal year ended was May 31.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS STRATEGIC FIXED INCOME FUND
                                         YEAR             PERIOD             YEAR               YEAR               YEAR
                                        ENDED             ENDED              ENDED              ENDED              ENDED
INVESTOR A SHARES                     03/31/97#        03/31/96(a)         11/30/95           11/30/94           11/30/93
Operating performance:
Net asset value, beginning of
  period                             $    9.93         $   10.22           $    9.32          $   10.55          $    9.94
Net investment income                     0.56              0.18                0.57               0.51               0.54
Net realized and unrealized
  gain/(loss) on investments             (0.20)            (0.29)               0.90              (0.89)              0.62
Net increase/(decrease) in net
  asset value from operations             0.36             (0.11)               1.47              (0.38)              1.16
Distributions:
Dividends from net investment
  income                                 (0.56)            (0.18)              (0.57)             (0.49)             (0.54)
Distributions in excess of net
  investment income                         --                --                  --              (0.02)                --
Distributions from net realized
  capital gains                          (0.11)               --                  --              (0.34)             (0.01)
Distributions from capital           $   (0.00)(b)            --                  --                 --                 --
Total dividends and distributions        (0.67)            (0.18)              (0.57)             (0.85)             (0.55)
Net asset value, end of period       $    9.62         $    9.93           $   10.22          $    9.32          $   10.55
Total return++                            3.70%            (1.11)%             16.22%             (3.76)%            11.88%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $   6,345         $   6,440           $   6,662          $     967          $   1,138
Ratio of operating expenses to
  average net assets                      0.91%(c)          0.92%+              0.91%              0.86%              0.76%
Ratio of net investment income to
  average net assets                      5.78%             5.29%+              5.85%              5.25%              5.25%
Portfolio turnover rate                    368%              133%                228%               307%               161%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.01%(c)          1.03%+              1.01%              0.94%              0.92%
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.55(c)      $    0.18           $    0.56          $    0.50          $    0.53

                                        PERIOD
                                        ENDED
INVESTOR A SHARES                     11/30/92*
Operating performance:
Net asset value, beginning of
  period                            $    9.99
Net investment income                    0.01
Net realized and unrealized
  gain/(loss) on investments            (0.06)
Net increase/(decrease) in net
  asset value from operations           (0.05)
Distributions:
Dividends from net investment
  income                                   --
Distributions in excess of net
  investment income                        --
Distributions from net realized
  capital gains                            --
Distributions from capital                 --
Total dividends and distributions          --
Net asset value, end of period      $    9.94
Total return++                          (0.49)%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                            $     113
Ratio of operating expenses to
  average net assets                     0.40%+
Ratio of net investment income to
  average net assets                     6.00%+
Portfolio turnover rate                    12%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                         1.00%+
Net investment income per share
  without waivers and/or expense
  reimbursements                    $    0.01

  * Nations Strategic Fixed Income Fund Investor A Shares commenced operations on November 19, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since use of the undistributed income method did not accord with results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01.
(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS DIVERSIFIED INCOME FUND
                                        YEAR            PERIOD            YEAR              YEAR             YEAR
                                        ENDED            ENDED            ENDED            ENDED             ENDED
INVESTOR A SHARES                     03/31/97#       03/31/96(b)       11/30/95         11/30/94#         11/30/93#
Operating performance:
Net asset value, beginning of
  period                             $   10.42        $   10.82        $    9.67       $   10.88           $    9.96
Net investment income                     0.66             0.22             0.71            0.72                0.76
Net realized and unrealized
  gain/(loss) on investments             (0.18)           (0.40)            1.15           (1.06)               0.92
Net increase/(decrease) in net
  asset value from operations             0.48            (0.18)            1.86           (0.34)               1.68
Distributions:
Dividends from net investment
  income                                 (0.66)           (0.22)           (0.71)          (0.72)              (0.76)
Distributions in excess of net
  investment income                         --               --               --           (0.00)(a)              --
Distributions from net realized
  capital gains                          (0.13)              --               --           (0.15)                 --
Total dividends and distributions        (0.79)           (0.22)           (0.71)          (0.87)              (0.76)
Net asset value, end of period       $   10.11        $   10.42        $   10.82       $    9.67           $   10.88
Total return++                            4.71%           (1.67)%          19.82%          (3.26)%             17.32%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $  11,662        $  13,332        $  13,150       $  10,819           $  13,291
Ratio of operating expenses to
  average net assets                      1.00%(c)         1.02%+           1.05%           0.96%               0.70%
Ratio of net investment income to
  average net assets                      6.48%            6.24%+           6.78%           7.09%               6.87%
Portfolio turnover rate                    278%              69%              96%            144%                 86%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.10%(c)         1.12%+           1.18%           1.17%               1.10%
Net investment income per share
  without waivers and/or expense
  reimbursements                     $ 0.66(c)        $    0.22        $    0.70       $    0.70           $    0.70

                                        PERIOD
                                         ENDED
INVESTOR A SHARES                      11/30/92*
Operating performance:
Net asset value, beginning of
  period                             $   10.02
Net investment income                     0.01
Net realized and unrealized
  gain/(loss) on investments             (0.06)
Net increase/(decrease) in net
  asset value from operations            (0.05)
Distributions:
Dividends from net investment
  income                                 (0.01)
Distributions in excess of net
  investment income                         --
Distributions from net realized
  capital gains                             --
Total dividends and distributions        (0.01)
Net asset value, end of period       $    9.96
Total return++                           (0.49)%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $      18
Ratio of operating expenses to
  average net assets                      0.40%+
Ratio of net investment income to
  average net assets                      7.61%+
Portfolio turnover rate                     46%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.00%+
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.01



  * Nations Diversified Income Fund Investor A Shares commenced operations on November 25, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
(a) Amount represents less than $0.01 per share.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS U.S. GOVERNMENT BOND FUND
                                                                              YEAR                YEAR                YEAR
                                                                             ENDED               ENDED               ENDED
INVESTOR A SHARES*                                                          05/16/97            08/31/96          08/31/95(a)
Operating performance:
Net asset value, at the beginning of the period                            $   10.54           $   11.19           $   10.48
Net investment income                                                           0.39                0.59                0.37
Net realized and unrealized gain/(loss) on investments                          0.17               (0.20)               0.71
Total income from investment activities                                         0.56                0.39                1.08
Distributions from net investment income                                       (0.39)              (0.59)              (0.37)
Distributions from net realized gains                                          (0.51)              (0.45)                 --
Net asset value at the end of the period                                   $   10.20           $   10.54           $   11.19
Total return (b)                                                                5.44%               3.44%              10.41%
Ratio of expenses to average net assets                                         0.87%(c)            0.85%               0.82%(c)
Ratio of net investment income to average net assets                            5.35%(c)            5.44%               5.76%(c)
Portfolio turnover rate (d)                                                       58%                 87%                132%
Net assets at end of period (in 000's)                                          $734                $632                 $87
Ratio of expenses to average net assets (assuming no waiver or
  expense reimbursements)                                                       1.07      (c)          1.07     %          1.12%(c)
Ratio of net investment income to average net assets (assuming no
  waiver or expense reimbursements)                                             5.15      (c)          5.22     %          5.46%(c)

  * Investor A Shares of Nations U.S. Government Bond Fund were formerly Class A Shares of the Pilot U.S. Government Securities Fund, a predecessor portfolio.

(a) Class A Shares activity commenced February 7, 1995.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken for Class A Shares. Total return is not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SHORT-TERM MUNICIPAL INCOME FUND

                                                       YEAR             PERIOD             YEAR              YEAR
                                                      ENDED             ENDED             ENDED              ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period               $    9.98         $   10.03         $    9.69         $    9.96
Net investment income                                   0.42              0.14              0.42              0.36
Net realized and unrealized gain/(loss) on
  investments                                          (0.03)            (0.05)             0.34             (0.27)
Net increase in net asset value from operations         0.39              0.09              0.76              0.09
Distributions:
Dividends from net investment income                   (0.42)            (0.14)            (0.42)            (0.36)
Distributions from net realized capital gains             --                --                --             (0.00)#
Total dividends and distributions                      (0.42)            (0.14)            (0.42)            (0.36)
Net asset value, end of period                     $    9.95         $    9.98         $   10.03         $    9.69
Total return++                                          3.96%             0.90%             7.95%             0.90%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   8,417         $   4,599         $   3,741         $     217
Ratio of operating expenses to average net
  assets                                                0.60%(a)          0.60%+(a)         0.65%(a)          0.52%(a)
Ratio of net investment income to average net
  assets                                                4.16%             4.17%+            4.18%             3.65%
Portfolio turnover rate                                   80%               16%               82%               57%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.04%             1.06%+            1.13%             0.99%
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.37         $    0.12         $    0.37         $    0.33

                                                      PERIOD
                                                       ENDED
INVESTOR A SHARES                                    11/30/93*
Operating performance:
Net asset value, beginning of period                $    9.98
Net investment income                                    0.03
Net realized and unrealized gain/(loss) on
  investments                                           (0.02)
Net increase in net asset value from operations          0.01
Distributions:
Dividends from net investment income                    (0.03)
Distributions from net realized capital gains              --
Total dividends and distributions                       (0.03)
Net asset value, end of period                      $    9.96
Total return++                                           0.06%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                $     731
Ratio of operating expenses to average net
  assets                                                 0.24%+
Ratio of net investment income to average net
  assets                                                 3.01%+
Portfolio turnover rate                                    45%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                         1.19%+
Net investment income per share without waivers
  and/or expense reimbursements                     $    0.02


  * Nations Short-Term Municipal Income Fund's Investor A Shares commenced operations on November 2, 1993.
  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

  # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS INTERMEDIATE MUNICIPAL BOND FUND

                                                       YEAR             PERIOD             YEAR              YEAR
                                                      ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(b)         11/30/95          11/30/94

Operating performance:
Net asset value, beginning of period               $   10.03         $   10.17         $    9.24         $   10.11
Net investment income                                   0.46              0.15              0.47              0.42
Net realized and unrealized gain/(loss) on
  investments                                          (0.02)            (0.14)             0.93             (0.86)
Net increase/(decrease) in net asset value from
  operations                                            0.44              0.01              1.40             (0.44)
Distributions:
Dividends from net investment income                   (0.46)            (0.15)            (0.47)            (0.42)
Distributions in excess of net investment
  income                                                  --                --                --             (0.00)#
Distributions from net realized capital gains             --                --                --             (0.01)
Total dividends and distributions                      (0.46)            (0.15)            (0.47)            (0.43)
Net asset value, end of period                     $   10.01         $   10.03         $   10.17         $    9.24
Total return++                                          4.42%             0.13%            15.38%            (4.48)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   2,067         $   1,500         $   1,249         $     172
Ratio of operating expenses to average net
  assets                                                0.70%(a)          0.70%+(a)         0.65%(a)          0.53%(a)
Ratio of net investment income to average net
  assets                                                4.54%             4.55%+            4.71%             4.41%
Portfolio turnover rate                                   21%                4%               31%               51%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.01%             1.03%+            1.04%             1.06%
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.42         $    0.14         $    0.44         $    0.38

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $   10.10
Net investment income                                   0.12
Net realized and unrealized gain/(loss) on
  investments                                           0.01
Net increase/(decrease) in net asset value from
  operations                                            0.13
Distributions:
Dividends from net investment income                   (0.12)
Distributions in excess of net investment
  income                                                  --
Distributions from net realized capital gains             --
Total dividends and distributions                      (0.12)
Net asset value, end of period                     $   10.11
Total return++                                          1.28%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $      68
Ratio of operating expenses to average net
  assets                                                0.39%+
Ratio of net investment income to average net
  assets                                                3.92%+
Portfolio turnover rate                                   23%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.11%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.10


  * Nations Intermediate Municipal Bond Fund's Investor A Shares commenced operations on August 17, 1993.
  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

  # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS MUNICIPAL INCOME FUND

                                                                   YEAR            PERIOD            YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                                                03/31/97        03/31/96(b)       11/30/95         11/30/94
Operating performance:
Net asset value, beginning of period                           $   10.84        $   11.08        $    9.64         $   11.33
Net investment income                                               0.57             0.19             0.57              0.55
Net realized and unrealized gain/(loss) on investments              0.05            (0.24)            1.44             (1.44)
Net increase/(decrease) in net asset value from operations          0.62            (0.05)            2.01             (0.89)
Distributions:
Dividends from net investment income                               (0.57)           (0.19)           (0.57)            (0.55)
Distributions in excess of net investment income                      --               --               --             (0.00)#
Distributions from net realized capital gains                         --               --               --             (0.25)
Total dividends and distributions                                  (0.57)           (0.19)           (0.57)            (0.80)
Net asset value, end of period                                 $   10.89        $   10.84        $   11.08         $    9.64
Total return++                                                      5.82%           (0.47)%          21.31%            (8.34)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $  15,075        $  26,085        $  27,963         $  23,754
Ratio of operating expenses to average net assets                   0.80%            0.80%+           0.80%             0.79%
Ratio of operating expenses to average net assets including
  interest expense                                                      (a)              (a)              (a)           0.80%
Ratio of net investment income to average net assets                5.21%            5.15%+           5.43%             5.24%
Portfolio turnover rate                                               25%               4%              49%               63%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             1.11%            1.11%+           1.08%             1.08%
Net investment income per share without waivers and/or
  expense reimbursements                                       $    0.54        $    0.18        $    0.54         $    0.52


  * Nations Municipal Income Fund's Investor A Shares commenced operations on February 1, 1991.
  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.
  # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS MUNICIPAL INCOME FUND (CONT.)
                                                                                 YEAR             YEAR             PERIOD
                                                                                 ENDED            ENDED             ENDED
INVESTOR A SHARES                                                              11/30/93         11/30/92          11/30/91*
Operating performance:
Net asset value, beginning of period                                          $   10.65       $   10.25         $   10.00
Net investment income                                                              0.57            0.58              0.52
Net realized and unrealized gain/(loss) on investments                             0.72            0.41              0.25
Net increase/(decrease) in net asset value from operations                         1.29            0.99              0.77
Distributions:
Dividends from net investment income                                              (0.57)          (0.58)            (0.52)
Distributions in excess of net investment income                                     --              --                --
Distributions from net realized capital gains                                     (0.04)          (0.01)               --
Total dividends and distributions                                                 (0.61)          (0.59)            (0.52)
Net asset value, end of period                                                $   11.33       $   10.65         $   10.25
Total return++                                                                    12.37%           9.88%+++          7.87%+++
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                          $  28,415       $  21,056         $   7,234
Ratio of operating expenses to average net assets                                  0.60%           0.52%             0.20%+
Ratio of operating expenses to average net assets including interest
  expense                                                                            --              --                --
Ratio of net investment income to average net assets                               5.09%           5.42%             6.07%+
Portfolio turnover rate                                                              48%             19%               54%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                           0.99%           0.99%             0.88%+
Net investment income per share without waivers and/or expense
  reimbursements                                                              $    0.53       $    0.53         $    0.45


   * Nations Municipal Income Fund's Investor A Shares commenced operations on February 1, 1991.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated
     and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
   # Amount represents less than $0.01 per share.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

                                                       YEAR             PERIOD             YEAR              YEAR
                                                      ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period               $   10.46         $   10.63         $    9.61         $   10.50
Net investment income                                   0.47              0.16              0.46              0.43
Net realized and unrealized gain/(loss) on
  investments                                          (0.06)            (0.17)             1.02             (0.88)
Net increase/(decrease) in net asset value from
  operations                                            0.41             (0.01)             1.48             (0.45)
Distributions:
Dividends from net investment income                   (0.47)            (0.16)            (0.46)            (0.43)
Distributions in excess of net investment
  income                                                  --                --                --             (0.00)#
Distributions from net realized capital gains             --                --                --             (0.01)
Total dividends and distributions                      (0.47)            (0.16)            (0.46)            (0.44)
Net asset value, end of period                     $   10.40         $   10.46         $   10.63         $    9.61
Total return++                                          4.01%            (0.13)%           15.68%            (4.43)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   2,142         $   2,029         $   2,292         $   2,114
Ratio of operating expenses to average net
  assets                                                0.70%             0.70%+            0.75%             0.73%
Ratio of operating expenses to average net
  assets including interest expense                       (a)               (a)               (a)               (a)
Ratio of net investment income to average net
  assets                                                4.52%             4.46%+            4.50%             4.26%
Portfolio turnover rate                                   16%               18%               27%               34%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.01%             1.06%+            1.01%             0.94%
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.44         $    0.14         $    0.44         $    0.41

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.99
Net investment income                                   0.42
Net realized and unrealized gain/(loss) on
  investments                                           0.51
Net increase/(decrease) in net asset value from
  operations                                            0.93
Distributions:
Dividends from net investment income                   (0.42)
Distributions in excess of net investment
  income                                                  --
Distributions from net realized capital gains             --
Total dividends and distributions                      (0.42)
Net asset value, end of period                     $   10.50
Total return++                                          9.44%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   2,261
Ratio of operating expenses to average net
  assets                                                0.59%+
Ratio of operating expenses to average net
  assets including interest expense                       --
Ratio of net investment income to average net
  assets                                                4.13%+
Portfolio turnover rate                                   15%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        0.95%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.39


  * Nations Florida Intermediate Municipal Bond Fund Investor A Shares commenced operations on December 14, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS FLORIDA MUNICIPAL BOND FUND
                                                                    YEAR             PERIOD             YEAR             PERIOD
                                                                   PERIOD            ENDED             ENDED             ENDED
INVESTOR A SHARES                                                 03/31/97        03/31/96(b)         11/30/95         11/30/94*

Operating performance:
Net asset value, beginning of period                            $    9.47        $    9.76          $    8.40        $    9.98
Net investment income                                                0.46             0.15               0.49             0.47
Net realized and unrealized gain/(loss) on investments               0.01            (0.29)              1.36            (1.58)
Net increase/(decrease) in net asset value from operations           0.47            (0.14)              1.85            (1.11)
Dividends from net investment income                                (0.46)           (0.15)             (0.49)           (0.47)
Total dividends and distributions                                   (0.46)           (0.15)             (0.49)           (0.47)
Net asset value, end of period                                  $    9.48        $    9.47          $    9.76        $    8.40
Total return++                                                       5.09%           (1.40)%            22.45%          (11.35)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                            $   1,781        $   1,836          $   1,787        $   1,024
Ratio of operating expenses to average net assets                    0.80%            0.80%+             0.59%            0.39%+
Ratio of operating expenses to average net assets including
  interest expenses                                                    (a)              (a)                (a)              (a)
Ratio of net investment income to average net assets                 4.87%            4.83%+             5.24%            5.37%+
Portfolio turnover rate                                                23%               7%                13%              46%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                              1.13%            1.16%+             1.15%            1.09%+
Net investment income per share without waivers and/or
  expense reimbursements                                        $    0.43        $    0.14          $    0.44        $    0.42


  * Nations Florida Municipal Bond Fund Investor A Shares commenced operations on December 10, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND

                                         YEAR             PERIOD             YEAR             YEAR             YEAR
                                        ENDED             ENDED             ENDED             ENDED            ENDED
INVESTOR A SHARES                      03/31/97        03/31/96(b)         11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of
  period                             $   10.63         $   10.81         $    9.82          $   10.82        $   10.28
Net investment income                     0.48              0.16              0.48               0.47             0.48
Net realized and unrealized
  gain/(loss) on investments             (0.05)            (0.18)             0.99              (0.98)            0.57
Net increase/(decrease) in net
  asset value from operations             0.43             (0.02)             1.47              (0.51)            1.05
Distributions:
Dividends from net investment
  income                                 (0.48)            (0.16)            (0.48)             (0.47)           (0.48)
Distributions in excess of net
  investment income                         --                --                --              (0.00)#             --
Distributions from net realized
  capital gains                             --                --                --              (0.02)           (0.03)
Total dividends and distributions        (0.48)            (0.16)            (0.48)             (0.49)           (0.51)
Net asset value, end of period       $   10.58         $   10.63         $   10.81          $    9.82        $   10.82
Total return++                            4.12%            (0.19)%           15.20%             (4.87)%          10.37%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $   8,810         $   8,625         $   9,175          $  10,401        $  16,752
Ratio of operating expenses to
  average net assets                      0.70%             0.70%+            0.75%              0.72%            0.61%
Ratio of operating expenses to
  average net assets including
  interest expense                          (a)               (a)               (a)              0.73%              --
Ratio of net investment income to
  average net assets                      4.52%             4.47%+            4.56%              4.56%            4.42%
Portfolio turnover rate                      9%                3%               17%                22%               6%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.00%             1.03%+            1.00%              0.93%            0.92%
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.45         $    0.15         $    0.45          $    0.45        $    0.45

                                        PERIOD
                                         ENDED
INVESTOR A SHARES                      11/30/92*
Operating performance:
Net asset value, beginning of
  period                             $    9.98
Net investment income                     0.30
Net realized and unrealized
  gain/(loss) on investments              0.30
Net increase/(decrease) in net
  asset value from operations             0.60
Distributions:
Dividends from net investment
  income                                 (0.30)
Distributions in excess of net
  investment income                         --
Distributions from net realized
  capital gains                             --
Total dividends and distributions        (0.30)
Net asset value, end of period       $   10.28
Total return++                            6.12%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $   3,809
Ratio of operating expenses to
  average net assets                      0.34%+
Ratio of operating expenses to
  average net assets including
  interest expense                          --
Ratio of net investment income to
  average net assets                      5.01%+
Portfolio turnover rate                     12%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          0.91%+
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.27


   * Nations Georgia Intermediate Municipal Bond Fund Investor A Shares commenced operations on May 4, 1992.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
   # Amount represents less than $0.01 per share.
 (a) The effect of interest expense on the operating ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS GEORGIA MUNICIPAL BOND FUND
                                                                    YEAR             PERIOD              YEAR
                                                                   ENDED              ENDED             ENDED
INVESTOR A SHARES                                                 03/31/97         03/31/96(b)         11/30/95
Operating performance:
Net asset value, beginning of period                            $    9.48         $    9.72          $    8.38
Net investment income                                                0.45              0.14               0.49
Net realized and unrealized gain/(loss) on investments               0.02             (0.24)              1.34
Net increase/(decrease) in net asset value from operations           0.47             (0.10)              1.83
Dividends from net investment income                                (0.45)            (0.14)             (0.49)
Total dividends and distributions                                   (0.45)            (0.14)             (0.49)
Net asset value, end of period                                  $    9.50         $    9.48          $    9.72
Total return++                                                       5.05%            (1.08)%            22.25%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                            $     208         $       7          $       7
Ratio of operating expenses to average net assets                    0.80%(a)          0.80%+(a)          0.60%(a)
Ratio of net investment income to average net assets                 4.76%             4.76%+             5.22%
Portfolio turnover rate                                                19%                7%                26%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                              1.25%             1.34%+             1.29%
Net investment income per share without waivers and/or
  expense reimbursements                                        $    0.41         $    0.12          $    0.42

                                                                   PERIOD
                                                                   ENDED
INVESTOR A SHARES                                                11/30/94*
Operating performance:
Net asset value, beginning of period                           $    9.99
Net investment income                                               0.47
Net realized and unrealized gain/(loss) on investments             (1.61)
Net increase/(decrease) in net asset value from operations         (1.14)
Dividends from net investment income                               (0.47)
Total dividends and distributions                                  (0.47)
Net asset value, end of period                                 $    8.38
Total return++                                                    (11.71)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $       6
Ratio of operating expenses to average net assets                   0.39%+(a)
Ratio of net investment income to average net assets                5.42%+
Portfolio turnover rate                                               35%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             1.22%+
Net investment income per share without waivers and/or
  expense reimbursements                                       $    0.40


  * Nations Georgia Municipal Bond Fund Investor A Shares commenced operations on December 30, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND

                                                                   YEAR            PERIOD            YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                                                03/31/97        03/31/96(b)       11/30/95         11/30/94
Operating performance:
Net asset value, beginning of period                           $   10.80        $   10.95        $   10.00        $   11.09
Net investment income                                               0.48             0.16             0.48             0.48
Net realized and unrealized gain/(loss) on investments             (0.10)           (0.15)            0.98            (0.99)
Net increase/(decrease) in net asset value from operations          0.38             0.01             1.46            (0.51)
Distributions:
Dividends from net investment income                               (0.48)           (0.16)           (0.48)           (0.48)
Distributions from net realized capital gains                         --               --            (0.03)           (0.10)
Distributions in excess of net realized capital gains                 --               --               --            (0.00)#
Total dividends and distributions                                  (0.48)           (0.16)           (0.51)           (0.58)
Net asset value, end of period                                 $   10.70        $   10.80        $   10.95        $   10.00
Total return++                                                      3.62%            0.09%           14.94%           (4.82)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $  14,988        $  19,456        $  21,208        $  22,145
Ratio of operating expenses to average net assets                   0.70%(a)         0.70%+(a)        0.75%(a)         0.71%(a)
Ratio of net investment income to average net assets                4.50%            4.42%+           4.56%            4.55%
Portfolio turnover rate                                               10%               4%              11%              22%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             0.98%            1.01%+           1.00%            0.91%
Net investment income per share without waivers and/or
  expense reimbursements                                       $    0.45        $    0.15        $    0.45        $    0.46

  * Nations Maryland Intermediate Municipal Bond Fund Investor A Shares commenced operations on September 1, 1990.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND (CONT.)
                                                                      YEAR             YEAR              YEAR
                                                                      ENDED            ENDED             ENDED
INVESTOR A SHARES                                                   11/30/93         11/30/92          11/30/91
Operating performance:
Net asset value, beginning of period                               $   10.72       $   10.44         $   10.21
Net investment income                                                   0.51            0.54              0.60
Net realized and unrealized gain/(loss) on investments                  0.44            0.31              0.24
Net increase/(decrease) in net asset value from operations              0.95            0.85              0.84
Distributions:
Dividends from net investment income                                   (0.51)          (0.54)            (0.60)
Distributions from net realized capital gains                          (0.07)          (0.03)            (0.01)
Distributions in excess of net realized capital gains                     --              --                --
Total dividends and distributions                                      (0.58)          (0.57)            (0.61)
Net asset value, end of period                                     $   11.09       $   10.72         $   10.44
Total return++                                                          8.96%           8.32%+++          8.46%+++
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                               $  22,144       $  20,092         $   9,934
Ratio of operating expenses to average net assets                       0.64%           0.48%             0.20%
Ratio of net investment income to average net assets                    4.58%           4.98%             5.76%
Portfolio turnover rate                                                   26%             38%               26%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                                 0.88%           0.87%             0.71%
Net investment income per share without waivers and/or expense
  reimbursements                                                   $    0.48       $    0.50         $    0.55

                                                                      PERIOD
                                                                       ENDED
INVESTOR A SHARES                                                    11/30/90*
Operating performance:
Net asset value, beginning of period                               $   10.00
Net investment income                                                   0.16
Net realized and unrealized gain/(loss) on investments                  0.21
Net increase/(decrease) in net asset value from operations              0.37
Distributions:
Dividends from net investment income                                   (0.16)
Distributions from net realized capital gains                             --
Distributions in excess of net realized capital gains                     --
Total dividends and distributions                                      (0.16)
Net asset value, end of period                                     $   10.21
Total return++                                                          3.72%+++
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                               $   2,228
Ratio of operating expenses to average net assets                       0.21%+
Ratio of net investment income to average net assets                    6.12%+
Portfolio turnover rate                                                   49%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                                 0.84%+
Net investment income per share without waivers and/or expense
  reimbursements                                                   $    0.13


  * Nations Maryland Intermediate Municipal Bond Fund Investor A Shares commenced operations on September 1, 1990.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS MARYLAND MUNICIPAL BOND FUND

                                                       YEAR              PERIOD              YEAR               YEAR
                                                       ENDED              ENDED              ENDED              ENDED
INVESTOR A SHARES                                    03/31/97          03/31/96(b)         11/30/95           11/30/94
Operating performance:
Net asset value, beginning of period                $    9.39          $    9.63          $    8.37         $    9.77
Net investment income                                    0.44               0.14               0.46              0.49
Net realized and unrealized gain/(loss) on
  investments                                            0.02              (0.24)              1.26             (1.40)
Net increase/(decrease) in net asset value from
  operations                                             0.46              (0.10)              1.72             (0.91)
Dividends from net investment income                    (0.44)             (0.14)             (0.46)            (0.49)
Total dividends and distributions                       (0.44)             (0.14)             (0.46)            (0.49)
Net asset value, end of period                      $    9.41          $    9.39          $    9.63         $    8.37
Total return++                                           4.99%             (1.01)%            20.99%            (9.59)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                $   1,409          $   1,086          $   1,031         $       9
Ratio of operating expenses to average net
  assets                                                 0.80%              0.80%+             0.60%             0.39%(a)
Ratio of net investment income to average net
  assets                                                 4.68%              4.52%+             4.94%             5.30%
Portfolio turnover rate                                    18%                 7%                11%               39%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                         1.32%              1.43%+             1.46%             1.48%
Net investment income per share without waivers
  and/or expense reimbursements                     $    0.39          $    0.12          $    0.38         $    0.41

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.80
Net investment income                                   0.03
Net realized and unrealized gain/(loss) on
  investments                                          (0.03)
Net increase/(decrease) in net asset value from
  operations                                            0.00
Dividends from net investment income                   (0.03)
Total dividends and distributions                      (0.03)
Net asset value, end of period                     $    9.77
Total return++                                          0.05%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $       6
Ratio of operating expenses to average net
  assets                                                0.13%+
Ratio of net investment income to average net
  assets                                                3.97%+
Portfolio turnover rate                                    1%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.76%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.02


  * Nations Maryland Municipal Bond Fund Investor A Shares commenced operations on November 4, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND

                                                       YEAR              PERIOD              YEAR               YEAR
                                                       ENDED              ENDED              ENDED              ENDED
INVESTOR A SHARES                                    03/31/97          03/31/96(b)         11/30/95           11/30/94
Operating performance:
Net asset value, beginning of period               $   10.36          $   10.51          $    9.53          $   10.46
Net investment income                                   0.45               0.15               0.43               0.42
Net realized and unrealized gain/(loss) on
  investments                                          (0.02)             (0.15)              0.99              (0.88)
Net increase/(decrease) in net asset value from
  operations                                            0.43               0.00               1.42              (0.46)
Distributions:
Dividends from net investment income                   (0.45)             (0.15)             (0.43)             (0.42)
Distributions in excess of net investment
  income                                                  --                 --              (0.00)#               --
Distributions from net realized capital gains             --                 --              (0.01)             (0.05)
Total dividends and distributions                      (0.45)             (0.15)             (0.44)             (0.47)
Net asset value, end of period                     $   10.34          $   10.36          $   10.51          $    9.53
Total return++                                          4.25%             (0.01)%            15.18%             (4.51)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   5,723          $   7,672          $   8,525          $   8,896
Ratio of operating expenses to average net
  assets                                                0.70%(a)           0.70%+             0.77%(a)           0.73%(a)
Ratio of net investment income to average net
  assets                                                4.37%              4.27%+             4.27%              4.20%
Portfolio turnover rate                                   26%                 3%                57%                37%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.02%              1.07%+             1.04%              1.00%
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.42          $    0.14          $    0.41          $    0.40

                                                     PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $   10.01
Net investment income                                   0.42
Net realized and unrealized gain/(loss) on
  investments                                           0.45
Net increase/(decrease) in net asset value from
  operations                                            0.87
Distributions:
Dividends from net investment income                   (0.42)
Distributions in excess of net investment
  income                                                  --
Distributions from net realized capital gains             --
Total dividends and distributions                      (0.42)
Net asset value, end of period                     $   10.46
Total return++                                          8.76%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $  13,749
Ratio of operating expenses to average net
  assets                                                0.57%+
Ratio of net investment income to average net
  assets                                                4.08%+
Portfolio turnover rate                                   29%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.00%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.38

  * Nations North Carolina Intermediate Municipal Bond Fund Investor A Shares commenced operations on December 14, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS NORTH CAROLINA MUNICIPAL BOND FUND

                                                      YEAR            PERIOD            YEAR             YEAR
                                                      ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                                   03/31/97        03/31/96(b)       11/30/95         11/30/94
Operating performance:
Net asset value, beginning of period              $    9.49         $    9.73       $    8.36        $    9.85
Net investment income                                  0.45              0.15            0.49             0.50
Net realized and unrealized gain/(loss) on
  investments                                         (0.02)            (0.24)           1.37            (1.49)
Net increase/(decrease) in net asset value from
  operations                                           0.43             (0.09)           1.86            (0.99)
Dividends from net investment income                  (0.45)            (0.15)          (0.49)           (0.50)
Total dividends and distributions                     (0.45)            (0.15)          (0.49)           (0.50)
Net asset value, end of period                    $    9.47         $    9.49       $    9.73        $    8.36
Total return++                                         4.62%            (0.94)%         22.63%          (10.41)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $     594         $     448       $     347        $   1,161
Ratio of operating expenses to average net
  assets                                               0.80%(a)          0.80%+          0.58%(a)         0.39%(a)
Ratio of net investment income to average net
  assets                                               4.75%             4.66%+          5.23%            5.35%
Portfolio turnover rate                                  28%               22%             40%              29%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       1.14%             1.19%+          1.16%            1.10%
Net investment income per share without waivers
  and/or expense reimbursements                   $    0.42         $    0.14       $    0.44        $    0.43

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.97
Net investment income                                   0.04
Net realized and unrealized gain/(loss) on
  investments                                          (0.12)
Net increase/(decrease) in net asset value from
  operations                                           (0.08)
Dividends from net investment income                   (0.04)
Total dividends and distributions                      (0.04)
Net asset value, end of period                     $    9.85
Total return++                                         (0.80)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   1,085
Ratio of operating expenses to average net
  assets                                                0.09%+
Ratio of net investment income to average net
  assets                                                3.97%+
Portfolio turnover rate                                   10%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.21%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.03


  * Nations North Carolina Municipal Bond Fund Investor A Shares commenced operations on November 1, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND

                                        YEAR            PERIOD            YEAR             YEAR             YEAR
                                        ENDED            ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                     03/31/97        03/31/96(b)       11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of
  period                            $   10.52        $   10.69        $    9.76        $   10.61         $   10.18
Net investment income                    0.49             0.16             0.49             0.48              0.48
Net realized and unrealized
  gain/(loss) on investments            (0.02)           (0.17)            0.93            (0.84)             0.43
Net increase/(decrease) in net
  asset value from operations            0.47            (0.01)            1.42            (0.36)             0.91
Distributions:
Dividends from net investment
  income                                (0.49)           (0.16)           (0.49)           (0.48)            (0.48)
Distributions in excess of net
  investment income                        --               --               --            (0.00)#              --
Distributions from net realized
  capital gains                            --               --               --            (0.01)               --
Total dividends and distributions       (0.49)           (0.16)           (0.49)           (0.49)            (0.48)
Net asset value, end of period      $   10.50        $   10.52        $   10.69        $    9.76         $   10.61
Total return++                           4.51%           (0.07)%          14.79%           (3.54)%            9.16%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                            $  10,465        $  14,288        $  14,452        $  16,378         $  20,024
Ratio of operating expenses to
  average net assets                     0.70%(a)         0.70%+(a)        0.75%(a)         0.72%(a)          0.60%
Ratio of net investment income to
  average net assets                     4.60%            4.61%+           4.72%            4.64%             4.53%
Portfolio turnover rate                    13%               6%              11%              30%               11%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                         0.99%            1.02%+           0.95%            0.93%             0.90%
Net investment income per share
  without waivers and/or expense
  reimbursements                    $    0.46        $    0.15        $    0.47        $    0.46         $    0.45

                                        PERIOD
                                         ENDED
INVESTOR A SHARES                      11/30/92*
Operating performance:
Net asset value, beginning of
  period                             $    9.98
Net investment income                     0.30
Net realized and unrealized
  gain/(loss) on investments              0.20
Net increase/(decrease) in net
  asset value from operations             0.50
Distributions:
Dividends from net investment
  income                                 (0.30)
Distributions in excess of net
  investment income                         --
Distributions from net realized
  capital gains                             --
Total dividends and distributions        (0.30)
Net asset value, end of period       $   10.18
Total return++                            5.03%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $   7,414
Ratio of operating expenses to
  average net assets                      0.33% +
Ratio of net investment income to
  average net assets                      4.83%+
Portfolio turnover rate                      7%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          0.85%+
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.27


   * Nations South Carolina Intermediate Municipal Bond Fund Investor A Shares commenced operations on May 5, 1992.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
   # Amount represents less than $0.01 per share.
 (a) The effect of interest on the operating expense ratio was less than 0.01%.
 (b) Fiscal year changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND

                                                       YEAR             PERIOD             YEAR              YEAR
                                                      ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period               $    9.77         $    9.99         $    8.65         $    9.86
Net investment income                                   0.47              0.16              0.50              0.50
Net realized and unrealized gain/(loss) on
  investments                                           0.02             (0.22)             1.34             (1.21)
Net increase/(decrease) in net asset value from
  operations                                            0.49             (0.06)             1.84             (0.71)
Dividends from net investment income                   (0.47)            (0.16)            (0.50)            (0.50)
Total dividends and distributions                      (0.47)            (0.16)            (0.50)            (0.50)
Net asset value, end of period                     $    9.79         $    9.77         $    9.99         $    8.65
Total return++                                          5.12%            (0.64)%           21.74%            (7.45)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $     811         $   1,219         $   1,238         $     140
Ratio of operating expenses to average net
  assets                                                0.80%             0.80%+            0.60%             0.39%
Ratio of operating expenses to average net
  assets including interest expense                         (a)            (a)               (a)               (a)
Ratio of net investment income to average net
  assets                                                4.79%             4.76%+            5.24%             5.30%
Portfolio turnover rate                                   30%               20%               13%               14%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.20%             1.33%+            1.28%             1.30%
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.43         $    0.14         $    0.44         $    0.42

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.87
Net investment income                                   0.03
Net realized and unrealized gain/(loss) on
  investments                                          (0.01)
Net increase/(decrease) in net asset value from
  operations                                            0.02
Dividends from net investment income                   (0.03)
Total dividends and distributions                      (0.03)
Net asset value, end of period                     $    9.86
Total return++                                          0.21%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $      14
Ratio of operating expenses to average net
  assets                                                0.10%+
Ratio of operating expenses to average net
  assets including interest expense                       --
Ratio of net investment income to average net
  assets                                                4.16%+
Portfolio turnover rate                                    8%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.63%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.02


  * Nations South Carolina Municipal Bond Fund Investor A Shares commenced operations on November 8, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND

                                                       YEAR             PERIOD             YEAR              YEAR
                                                      ENDED             ENDED             ENDED              ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period               $   10.09         $   10.23         $    9.30          $   10.18
Net investment income                                   0.44              0.15              0.44               0.43
Net realized and unrealized gain/(loss) on
  investments                                          (0.01)            (0.14)             0.93              (0.87)
Net increase/(decrease) in net asset value from
  operations                                            0.43              0.01              1.37              (0.44)
Distributions:
Dividends from net investment income                   (0.44)            (0.15)            (0.44)             (0.43)
Distributions in excess of net investment
  income                                                  --                --                --              (0.00)#
Distributions from net realized capital gains             --                --                --              (0.01)
Total dividends and distributions                      (0.44)            (0.15)            (0.44)             (0.44)
Net asset value, end of period                     $   10.08         $   10.09         $   10.23          $    9.30
Total return++                                          4.33%             0.06%            15.00%             (4.41)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   6,840         $   7,439         $   7,573          $   7,831
Ratio of operating expenses to average net
  assets                                                0.70%             0.70%+            0.77%              0.70%
Ratio of operating expenses to average net
  assets including interest expense                      (a)                --               (a)               0.71%
Ratio of net investment income to average net
  assets                                                4.35%             4.31%+            4.45%              4.38%
Portfolio turnover rate                                   28%                3%               34%                41%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.13%             1.22%+            1.12%              1.07%
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.40         $    0.13         $    0.41          $    0.40

                                                     PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $   10.00
Net investment income                                   0.29
Net realized and unrealized gain/(loss) on
  investments                                           0.18
Net increase/(decrease) in net asset value from
  operations                                            0.47
Distributions:
Dividends from net investment income                   (0.29)
Distributions in excess of net investment
  income                                                  --
Distributions from net realized capital gains             --
Total dividends and distributions                      (0.29)
Net asset value, end of period                     $   10.18
Total return++                                          4.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $  15,573
Ratio of operating expenses to average net
  assets                                                0.42%+
Ratio of operating expenses to average net
  assets including interest expense                       --
Ratio of net investment income to average net
  assets                                                4.16%+
Portfolio turnover rate                                   16%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.09%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.24


  * Nations Tennessee Intermediate Municipal Bond Fund Investor A Shares commenced operations on April 2, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS TENNESSEE MUNICIPAL BOND FUND

                                                       YEAR              PERIOD              YEAR               YEAR
                                                       ENDED              ENDED              ENDED              ENDED
INVESTOR A SHARES                                    03/31/97          03/31/96(b)         11/30/95           11/30/94
Operating performance:
Net asset value, beginning of period               $    9.68          $    9.87          $    8.58          $    9.80
Net investment income                                   0.46               0.15               0.50               0.50
Net realized and unrealized gain/(loss) on
  investments                                           0.02              (0.19)              1.29              (1.22)
Net increase/(decrease) in net asset value from
  operations                                            0.48              (0.04)              1.79              (0.72)
Dividends from net investment income                   (0.46)             (0.15)             (0.50)             (0.50)
Total dividends and distributions                      (0.46)             (0.15)             (0.50)             (0.50)
Net asset value, end of period                     $    9.70          $    9.68          $    9.87          $    8.58
Total return++                                          5.02%             (0.37)%            21.28%             (7.58)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   1,018          $     973          $     203          $      43
Ratio of operating expenses to average net
  assets                                                0.80%              0.80%+             0.60%              0.39%
Ratio of operating expenses to average net
  assets including interest expense                         (a)            0.81%+                 (a)                (a)
Ratio of net investment income to average net
  assets                                                4.71%              4.72%+             5.29%              5.38%
Portfolio turnover rate                                   31%                 2%                45%                38%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.44%              1.67%+             1.47%              1.38%
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.40          $    0.12          $    0.42          $    0.42

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.88
Net investment income                                   0.04
Net realized and unrealized gain/(loss) on
  investments                                          (0.08)
Net increase/(decrease) in net asset value from
  operations                                           (0.04)
Dividends from net investment income                   (0.04)
Total dividends and distributions                      (0.04)
Net asset value, end of period                     $    9.80
Total return++                                         (0.43)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $      34
Ratio of operating expenses to average net
  assets                                                0.17%+
Ratio of operating expenses to average net
  assets including interest expense                       --
Ratio of net investment income to average net
  assets                                                4.31%+
Portfolio turnover rate                                    3%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.86%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.03


  * Nations Tennessee Municipal Bond Fund Investor A Shares commenced operations on November 2, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND

                                                       YEAR              PERIOD              YEAR               YEAR
                                                       ENDED              ENDED              ENDED              ENDED
INVESTOR A SHARES                                    03/31/97          03/31/96(b)         11/30/95           11/30/94
Operating performance:
Net asset value, beginning of period                $   10.21         $   10.36          $    9.53          $   10.35
Net investment income                                    0.45              0.15               0.44               0.42
Net realized and unrealized gain/(loss) on
  investments                                           (0.03)            (0.15)              0.83              (0.79)
Net increase/(decrease) in net asset value from
  operations                                             0.42              0.00               1.27              (0.37)
Distributions:
Dividends from net investment income                    (0.45)            (0.15)             (0.44)             (0.42)
Distributions in excess of net investment
  income                                                   --                --                 --              (0.00)#
Distributions from net realized capital gains              --                --                 --              (0.03)
Total dividends and distributions                       (0.45)            (0.15)             (0.44)             (0.45)
Net asset value, end of period                      $   10.18         $   10.21          $   10.36          $    9.53
Total return++                                           4.17%            (0.02)%            13.60%             (3.66)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                $     909         $     801          $     806          $     718
Ratio of operating expenses to average net
  assets                                                 0.70%             0.70%+             0.77%(a)           0.73%(a)
Ratio of operating expenses to average net
  assets including interest expense                        --                --                 (a)                (a)
Ratio of net investment income to average net
  assets                                                 4.39%             4.32%+             4.42%              4.22%
Portfolio turnover rate                                    34%               11%                64%                61%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                         1.04%             1.09%+             1.03%              0.96%
Net investment income per share without waivers
  and/or expense reimbursements                     $    0.41         $    0.14          $    0.42          $    0.40

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $   10.15
Net investment income                                   0.37
Net realized and unrealized gain/(loss) on
  investments                                           0.20
Net increase/(decrease) in net asset value from
  operations                                            0.57
Distributions:
Dividends from net investment income                   (0.37)
Distributions in excess of net investment
  income                                                  --
Distributions from net realized capital gains             --
Total dividends and distributions                      (0.37)
Net asset value, end of period                     $   10.35
Total return++                                          5.64%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $     968
Ratio of operating expenses to average net
  assets                                                0.59%+
Ratio of operating expenses to average net
  assets including interest expense                       --
Ratio of net investment income to average net
  assets                                                4.28%+
Portfolio turnover rate                                   63%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        0.97%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.34


  * Nations Texas Intermediate Municipal Bond Fund Investor A Shares commenced operations on February 4, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS TEXAS MUNICIPAL BOND FUND

                                                                    YEAR             PERIOD             YEAR
                                                                    ENDED             ENDED             ENDED
INVESTOR A SHARES                                                 03/31/97         03/31/96(b)        11/30/95
Operating performance:
Net asset value, beginning of period                            $    9.49          $    9.70        $    8.39
Net investment income                                                0.46               0.15             0.49
Net realized and unrealized gain/(loss) on investments              (0.01)             (0.21)            1.31
Net increase/(decrease) in net asset value from operations           0.45              (0.06)            1.80
Dividends from net investment income                                (0.46)             (0.15)           (0.49)
Total dividends and distributions                                   (0.46)             (0.15)           (0.49)
Net asset value, end of period                                  $    9.48          $    9.49        $    9.70
Total return++                                                       4.78%             (0.62)%          21.85%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                            $     371          $     317        $     351
Ratio of operating expenses to average net assets                    0.80%(a)           0.80%+           0.59%(a)
Ratio of net investment income to average net assets                 4.79%              4.72%+           5.25%
Portfolio turnover rate                                                52%                 6%              50%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                              1.23%              1.31%+           1.25%
Net investment income per share without waivers and/or
  expense reimbursements                                        $    0.42          $    0.13        $    0.43

                                                                   PERIOD
                                                                   ENDED
INVESTOR A SHARES                                                11/30/94*
Operating performance:
Net asset value, beginning of period                           $    9.92
Net investment income                                               0.47
Net realized and unrealized gain/(loss) on investments             (1.53)
Net increase/(decrease) in net asset value from operations         (1.06)
Dividends from net investment income                               (0.47)
Total dividends and distributions                                  (0.47)
Net asset value, end of period                                 $    8.39
Total return++                                                    (10.98)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $      55
Ratio of operating expenses to average net assets                   0.40%+(a)
Ratio of net investment income to average net assets                5.34%+
Portfolio turnover rate                                              107%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             1.24%+
Net investment income per share without waivers and/or
  expense reimbursements                                       $    0.39


  * Nations Texas Municipal Bond Fund Investor A Shares commenced operations on December 17, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

                                                                   YEAR            PERIOD            YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                                                03/31/97        03/31/96(b)       11/30/95         11/30/94
Operating performance:
Net asset value, beginning of period                           $   10.69        $   10.83        $    9.94        $   10.99
Net investment income                                               0.49             0.16             0.49             0.48
Net realized and unrealized gain/(loss) on investments             (0.10)           (0.14)            0.89            (0.96)
Net increase/(decrease) in net asset value from operations          0.39             0.02             1.38            (0.48)
Distributions:
Dividends from net investment income                               (0.49)           (0.16)           (0.49)           (0.48)
Distributions from net realized capital gains                         --               --            (0.00)#          (0.09)
Distributions in excess of net realized capital gains                 --               --               --            (0.00)#
Total dividends and distributions                                  (0.49)           (0.16)           (0.49)           (0.57)
Net asset value, end of period                                 $   10.59        $   10.69        $   10.83        $    9.94
Total return++                                                      3.71%            0.20%           14.16%           (4.52)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $  55,791        $  68,003        $  73,253        $  79,412
Ratio of operating expenses to average net assets                   0.70%(a)         0.70%+(a)        0.76%(a)         0.79%(a)
Ratio of net investment income to average net assets                4.59%            4.52%+           4.67%            4.58%
Portfolio turnover rate                                               20%               2%              22%              14%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             0.94%            0.96%+           0.94%            0.91%
Net investment income per share without waivers and/or
  expense reimbursements                                       $    0.47        $    0.15        $    0.47        $    0.47


  * Nations Virginia Intermediate Municipal Bond Fund Investor A Shares commenced operations on December 5, 1989.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (CONT.)
                                                                      YEAR             YEAR             YEAR            PERIOD
                                                                      ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                                                   11/30/93         11/30/92         11/30/91         11/30/90*
Operating performance:
Net asset value, beginning of period                                $   10.59      $   10.34        $   10.14        $   10.08
Net investment income                                                    0.51           0.54             0.58             0.61
Net realized and unrealized gain/(loss) on investments                   0.42           0.29             0.21             0.11
Net increase/(decrease) in net asset value from operations               0.93           0.83             0.79             0.72
Distributions:
Dividends from net investment income                                    (0.51)         (0.54)           (0.58)           (0.66)
Distributions from net realized capital gains                           (0.02)         (0.04)           (0.01)              --
Distributions in excess of net realized capital gains                      --             --               --               --
Total dividends and distributions                                       (0.53)         (0.58)           (0.59)           (0.66)
Net asset value, end of period                                      $   10.99      $   10.59        $   10.34        $   10.14
Total return++                                                           8.91%          8.18%+++         8.04%+++         7.41%+++
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                $ 103,689      $  76,650        $  44,540        $  24,303
Ratio of operating expenses to average net assets                        0.72%          0.65%            0.45%            0.26%+
Ratio of net investment income to average net assets                     4.65%          5.04%            5.67%            6.09%+
Portfolio turnover rate                                                    26%            13%              24%              19%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                                  0.84%          0.97%            0.73%            0.80%+
Net investment income per share without waivers and/or expense
  reimbursements                                                    $    0.49      $    0.50        $    0.55        $    0.55


  * Nations Virginia Intermediate Municipal Bond Fund Investor A Shares commenced operations on December 5, 1989.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS VIRGINIA MUNICIPAL BOND FUND

                                                       YEAR             PERIOD             YEAR              YEAR
                                                      ENDED             ENDED             ENDED              ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period               $    9.38         $    9.62        $    8.29          $    9.77
Net investment income                                   0.46              0.16             0.49               0.49
Net realized and unrealized gain/(loss) on
  investments                                           0.02             (0.24)            1.33              (1.48)
Net increase/(decrease) in net asset value from
  operations                                            0.48             (0.08)            1.82              (0.99)
Dividends from net investment income                   (0.46)            (0.16)           (0.49)             (0.49)
Total dividends and distributions                      (0.46)            (0.16)           (0.49)             (0.49)
Net asset value, end of period                     $    9.40         $    9.38        $    9.62          $    8.29
Total return++                                          5.23%            (0.91)%          22.39%            (10.44)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $     726         $     661        $     650          $     168
Ratio of operating expenses to average net
  assets                                                0.80%             0.80%+           0.59%              0.39%
Ratio of operating expenses to average net
  assets including interest expense                         (a)           0.81%+               (a)                (a)
Ratio of net investment income to average net
  assets                                                4.90%             4.86%+           5.31%              5.34%
Portfolio turnover rate                                   37%                8%              16%                61%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.18%             1.27%+           1.24%              1.17%
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.42         $    0.14        $    0.44          $    0.43

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.84
Net investment income                                   0.03
Net realized and unrealized gain/(loss) on
  investments                                          (0.07)
Net increase/(decrease) in net asset value from
  operations                                           (0.04)
Dividends from net investment income                   (0.03)
Total dividends and distributions                      (0.03)
Net asset value, end of period                     $    9.77
Total return++                                         (0.42)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $      25
Ratio of operating expenses to average net
  assets                                                0.10%+
Ratio of operating expenses to average net
  assets including interest expense                       --
Ratio of net investment income to average net
  assets                                                3.88%+
Portfolio turnover rate                                    0%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.30%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.02


  * Nations Virginia Municipal Bond Fund Investor A Shares commenced operations on November 8, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Objectives


EQUITY FUNDS:

NATIONS VALUE FUND: Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.

NATIONS EQUITY INCOME FUND: Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields.

NATIONS CAPITAL GROWTH FUND: Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.

NATIONS EMERGING GROWTH FUND: Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

NATIONS DISCIPLINED EQUITY FUND: Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

NATIONS SMALL COMPANY GROWTH FUND: Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.

NATIONS INTERNATIONAL EQUITY FUND: Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

NATIONS EMERGING MARKETS FUND: Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

NATIONS PACIFIC GROWTH FUND: Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

NATIONS INTERNATIONAL GROWTH FUND: Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

BALANCED FUND:

NATIONS BALANCED ASSETS FUND: Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

BOND FUNDS:

NATIONS GLOBAL GOVERNMENT INCOME FUND: Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.

NATIONS SHORT-TERM INCOME FUND: Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NATIONS GOVERNMENT SECURITIES FUND: Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NATIONS STRATEGIC FIXED INCOME FUND: Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

NATIONS DIVERSIFIED INCOME FUND: Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

NATIONS U.S. GOVERNMENT BOND FUND: Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements collateralized by such securities.

TAX-EXEMPT FUNDS:

NATIONS SHORT-TERM MUNICIPAL INCOME FUND: The investment objective of Nations

Short-Term Municipal Income Fund is to seek high current income exempt from Federal income tax consistent with minimal fluctuation of principal. The Fund invests in investment grade, short-term municipal securities.

NATIONS INTERMEDIATE MUNICIPAL BOND FUND: Nations Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS MUNICIPAL INCOME FUND: The investment objective of Nations Municipal Income Fund is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND: Nations Florida Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS FLORIDA MUNICIPAL BOND FUND: Nations Florida Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND: Nations Georgia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS GEORGIA MUNICIPAL BOND FUND: Nations Georgia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND: Nations Maryland Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS MARYLAND MUNICIPAL BOND FUND: Nations Maryland Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND: Nations North Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS NORTH CAROLINA MUNICIPAL BOND FUND: Nations North Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND: Nations South Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND: Nations South Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND: Nations Tennessee Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS TENNESSEE MUNICIPAL BOND FUND: Nations Tennessee Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND: Nations Texas Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS TEXAS MUNICIPAL BOND FUND: Nations Texas Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND: Nations Virginia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS VIRGINIA MUNICIPAL BOND FUND: Nations Virginia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Florida Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund and Nations Virginia Intermediate Municipal Bond Fund are sometimes collectively referred to as the "State Intermediate Municipal Bond Funds," and Nations Florida Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond Fund are sometimes collectively referred to as the "State Municipal Bond Funds".


Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of the Funds will fluctuate based on market conditions. Therefore, investors should not rely upon the Funds for short-term financial needs, nor are the Funds meant to provide a vehicle for participating in short-term swings in the stock market. Investments in a Fund are not insured against loss of principal.

How Objectives Are Pursued


EQUITY FUNDS:

NATIONS VALUE FUND: The Fund invests in stocks drawn from a broad universe of companies monitored by the Adviser. The Adviser closely monitors these companies, rating them for quality and projecting their future earnings and dividends as well as other factors. To qualify for purchase, an issuer would normally have a market capitalization of $500 million or more and have an average daily trading volume of at least $3 million. These requirements are generally considered by the Adviser to be adequate to support normal purchase and sale activity without materially affecting prevailing market prices of the issuer's shares. The Adviser also analyzes key financial ratios that measure the growth, profitability, and leverage of such issuers that it believes will help maintain a portfolio of above-average quality.

Stocks are selected from this universe based on the Adviser's judgment of their total return potential. The Adviser buys stocks that it believes are undervalued relative to the overall stock market. The principal factor considered by the Adviser in making these determinations is the ratio of a stock's price to earnings relative to corresponding ratios of other stocks in the same industry or economic sector. The Adviser believes that companies with lower price-to-earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. The Adviser will attempt to temper risk by broad diversification among economic sectors and industries. Through this strategy, the Fund pursues above-average returns while seeking to avoid above-average risks.

The Fund invests under normal market conditions at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stock, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its assets in foreign securities. The Fund also may hold up to 20% of its total assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), and investment grade securities of domestic companies. Obligations with the lowest investment grade rating (E.G. rated "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investor's Service, Inc. ("Moody's")) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

NATIONS EQUITY INCOME FUND: The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Second, diversifying equity holdings in a manner that includes every major economic sec-tor contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than provided by the stocks in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")1 with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market (S&P 500 Index) on a comparable risk basis.

New purchases for the Fund will generally be made in equity securities that:

(Bullet) are income producing;

(Bullet) appear undervalued relative to the S&P 500 Index on a risk adjusted basis; and

(Bullet) have favorable trends in personal stock ownership by the underlying company's officers and/or directors.

To achieve its objective, the Fund, under normal circumstances, will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (I.E., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The securities held by the Fund generally will be listed on a national exchange or, if not so listed, will usually have an established over-the-counter market.

In order to further enhance its income, the Fund also may invest its assets in fixed income securities (corporate and government bonds of various maturities), preferred stocks and warrants. The Fund may invest in debt securities that are considered investment grade (E.G. securities rated in one of the top four investment categories by S&P or Moody's, or if not rated, are of equivalent investment quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories (E.G., rated "BBB" by S&P) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and inter-

(1) "Standard & Poor's 500" is a registered service mark of S&P.

est payments than is the case with higher grade debt obligations. The Fund also may invest up to 5% of its assets in debt securities that are rated below investment grade (E.G. rated "BB" by S&P), or if not rated, are of equivalent investment quality as determined by the Adviser. Non-investment grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds." They tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. The Fund will invest in such high-yield debt securities only when the Adviser believes that the issue presents minimal credit risk. For a description of corporate debt ratings, see "Appendix B." Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 20% of its total assets in foreign securities. The Fund will treat foreign securities as illiquid unless there is an active and substantial secondary market for such securities.

The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

NATIONS CAPITAL GROWTH FUND: The investment philosophy of the Fund is based on the belief that companies with superior growth characteristics selling at reasonable prices will, over time, outperform the market. Therefore, the Fund will generally seek to invest in larger capitalization, high-quality companies which possess above average earnings growth potential.

The Fund's equity investments will generally be made in companies which share some of the following characteristics:

(Bullet) above-average earnings growth relative to the S&P 500 Index;

(Bullet) established operating histories, strong balance sheets and favorable financial characteristics; and

(Bullet) above-average return on equity relative to the S&P 500 Index.

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
In addition, the Fund's investment program enables it to invest in the following types of companies:

(Bullet) companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;

(Bullet) companies that own or develop natural resources, such as energy exploration companies;

(Bullet) companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunication companies;

(Bullet) foreign companies, including those in countries with more rapid economic growth than the U.S.;

(Bullet) companies whose earnings growth is projected at a pace in excess of the average company (I.E., growth companies); and

(Bullet) companies whose earnings are temporarily depressed and are currently out of favor with most investors.

Through intensive research, visits to many companies each year, and efficient response to changing market conditions, the Adviser seeks to make the most of the Fund's flexible charter.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

NATIONS EMERGING GROWTH FUND: The Fund will invest in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and securities convertible into common stocks, selected from a universe of emerging growth companies monitored by the Adviser. Most of the companies will have revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The universe focuses on companies with above average earnings growth rates and profit margins, yet the portfolio may include positions of special situation companies whose growth is expected to accelerate. These companies are believed to offer significant opportunities for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.

In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, innovative products, marketing expertise, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

The volatility of emerging growth stocks is greater than that of larger companies. Many of these stocks trade over-the-counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 100 companies which represent a broad range of industries and sectors, both in the United States and abroad. Although the Fund invests primar-ily in securities of U.S. issuers, it may invest up to 20% of its total assets in foreign securities.

NATIONS DISCIPLINED EQUITY FUND: The investment philosophy of the Fund is based on the premise that companies with positive earnings trends also should experience positive trends in their share price. Based on this philosophy, the Fund invests primarily in the common stocks of companies that the Adviser believes are likely to experience significant increases in earnings. By pursuing this investment philosophy, the Fund seeks to provide investors with long-term capital appreciation which exceeds that of the S&P 500 Index.

In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. The quantitative analysis also includes ranking the attractiveness of equity securities according to a multi-factor valuation model. Both value and growth factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while growth characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. The objective is to maintain a broadly diversified portfolio which ranks in the top quartile on earnings momentum and in the top third on valuation. This approach generally produces a dividend yield less than the market average. Although this Fund seeks to invest in attractively priced securities with increasing earnings, its investment objective focuses on long-term capital appreciation; income is not an objective of this Fund.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. With respect to the remainder of the Fund's assets, the Fund may invest in a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund will invest primarily in medium- and large-sized companies (I.E. companies with market capitalizations of $500 million or greater) that are determined to have favorable price/earnings ratios. The Fund also may invest in securities issued by companies with market capitalizations of less than $500 million. The volatility of small-capitalization stocks is typically greater than that of larger companies. To help reduce risk, the Fund will invest in the securities of companies representing a broad range of industries and economic sectors.

The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (E.G. securities rated in one of the top four investment categories by a nationally recognized statistical rating organization or, if not rated, are of equivalent quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.

The Fund may invest up to 20% of its total assets in foreign securities. For temporary defensive purposes if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments, money market instruments and repurchase agreements.

NATIONS SMALL COMPANY GROWTH FUND: In pursuing its investment objective, under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. In addition, the Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less.

In making investment decisions for the Fund, the Adviser, on a quarterly basis, classifies approximately 6,000 companies by market value and eliminates the largest 20%. The remaining companies constitute the Fund's small-capitalization universe and generally represent only one-tenth of the aggregate U.S. equity market capitalization. Due to the large number of small stocks to choose from, the Adviser's selection process uses advanced quantitative techniques to identify, buy and sell candidates in a timely and objective manner. The strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market value due to business difficulties, but which now exhibit improving prospects; and (ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.

The Adviser's internally designed investment approach uses a sophisticated valuation process which measures changes in current earnings estimates and longer-term growth trends, compares recent earnings results with market expectations, and evaluates a company's earnings power relative to its stock price. Companies become purchase candidates based upon a composite ranking of these factors, and the top 20% are further evaluated on additional criteria. Candidates for investment must also possess a sound financial structure and demonstrate consistent factor rankings before being added to the Fund's portfolio.

The Fund's weighted median capitalization generally is not expected to exceed 125% of the weighted median capitalization of the Russell 2000 Small Stock Index (the "Russell 2000") as measured on a quarterly basis, although this may vary from time to time. Furthermore, a stock may be sold if the composite rank falls into the bottom 20% of the universe, financial quality weakens significantly, or if individual factors demonstrate patterns of deterioration.

The Fund may invest up to 35% of its total assets in securities of issuers with a market capitalization greater than $1 billion and in debt securities. However, the Fund will not invest more than 10% of its total assets in debt securities, unless the Fund assumes a temporary defensive position as discussed below. Debt securities, if any, purchased by the Fund will be rated AA or above by S&P or Aa or above by Moody's or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, the U.S. and foreign governments and international organizations (such as the World
Bank), and money market instruments.

The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund currently intends to limit any investment in foreign securities to 5% of total assets.

NATIONS INTERNATIONAL EQUITY FUND: The Fund intends to diversify investments broadly among countries and normally to invest in securities representing at least three different countries. The Fund may invest in companies in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in companies in one or two countries.

In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks; bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.

The Fund also may invest in American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers, securities of foreign investment funds or trusts and real estate investment trust securities.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar denominated instruments.

NATIONS EMERGING MARKETS FUND: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in equity securities of companies in emerging markets.

The Fund considers countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the World Bank; and (iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.

A company will be considered in a country, market or region if it conducts its principal business activities in the country, market or region. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its assets situated in such country, market or region.

Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, GDRs, EDRs, and ADSs of such issuers.

The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.

NATIONS PACIFIC GROWTH FUND: The Fund seeks to achieve its objective by investing primarily in securities of issuers in the regions known as the Pacific Basin and the Far East. An issuer will be considered in a region if it conducts its principal business activities in the region. An issuer will be considered to conduct its principal business activities in a region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such region or has at least 50% of its assets situated in such region. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers in Japan.

The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.

The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships. The Fund may invest in ADRs, GDRs, EDRs and ADSs.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.

NATIONS INTERNATIONAL GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in foreign equity securities listed on major exchanges, consisting of common stocks, preferred stocks, convertible securities, such as warrants, rights and convertible debt. The Fund may purchase the stock of small-, mid-and large-capitalization companies.

The Fund may invest up to 35% of its total assets in securities of issuers domiciled in developing countries. These countries are generally located in Eastern Europe, the Asia-Pacific region, Latin and South America, Africa and, subject to approval by the Board of Directors, the former Soviet Union and the Middle East. Debt securities, if any, purchased by the Fund will be rated in the top two categories by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations such as the World Bank and money market instruments.

The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. finanical markets or in U.S. dollar denominated instruments.

GENERAL: Each Equity Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. Each Equity Fund may lend its portfolio securities to qualified institutional investors and also may invest in repurchase agreements, restricted, private placement and other illiquid securities. Each Equity Fund may invest in real estate investment trust securities and may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies. Nations International Equity Fund, Nations International Growth Fund, Nations Pacific Growth Fund and Nations Emerging Markets Fund may invest in forward foreign exchange contracts.


For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."


BALANCED FUND:

NATIONS BALANCED ASSETS FUND: In pursuing the Fund's objective, the Adviser will allocate the Fund's assets based upon its judgment of the relative valuation and the expected returns of the three major asset classes in which the Fund principally invests: common stocks, fixed income securities and cash equivalents. In assessing relative value and expected returns, the Adviser will evaluate current economic and financial market conditions (both domestically and internationally), current interest rate trends, earnings and dividend prospects for common stocks, and overall financial market stability. These asset classes are actively managed in an effort to maximize total return. In general, the Adviser believes that common stocks offer the best opportunity for long-term capital appreciation.

The Fund invests in common and preferred stocks of U.S. corporations and of foreign issuers, as well as securities convertible into common stocks, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities) that meet the Adviser's stringent criteria. Fundamental research and valuation analysis are emphasized in the stock selection process. Stock holdings are typically those of seasoned, financially strong companies with favorable industry positioning.

Under normal circumstances, at least 25% of the total value of the Fund's assets will be invested in fixed income securities. The Fund may invest in government, corporate and municipal debt securities, as well as mortgage-backed and asset-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by S&P, Moody's, Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited or its affiliate IBCA Inc.

(collectively "IBCA"), or Thomson BankWatch, Inc. ("BankWatch") or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. S&P, Moody's, D&P, Fitch, IBCA and BankWatch are the six NRSRO's. Obligations with the lowest investment grade rating (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 25% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

BOND FUNDS:

NATIONS GLOBAL GOVERNMENT INCOME FUND: In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.

The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations Pacific Growth Fund, Nations Global Government Income Fund, Nations International Growth Fund and Nations Emerging Markets Fund," below. Because the Fund intends to invest a large portion of its assets in foreign Government Securities, the Fund is a "non-diversified" investment company for purposes of the Investment Company Act of 1940 (the "1940 Act"). The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency.

The Fund is managed in accordance with an overall global investment strategy which means that Fund investments are allocated among securities denominated in U.S. dollars and the currencies of a number of foreign countries. The Fund's exposure to various countries and currencies will vary in accordance with the Adviser's assessment of the relative yield and appreciation of such securities. Fundamental economic strength, credit quality and interest rate trends are the principal factors considered by the Adviser in determining whether to increase or decrease the emphasis placed upon a particular country or particular type of security within the Fund's investment portfolio.

Under normal market conditions, the Fund intends to invest primarily in securities rated "A" or better at the time of purchase by Moody's or S&P and unrated securities that, at the time of purchase will be determined to be of comparable quality by the Adviser. The Fund also may invest in securities rated "Baa" by Moody's or "BBB" by S&P, but does not, as a general matter, intend to invest more than 10% of its total assets in such securities. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such event in determining whether the Fund should continue to hold the obligation. In no event will the Fund hold more than 5% of its total net assets in securities rated below investment grade. See "Appendix B" below for a description of these rating designations. The Adviser expects that the Fund's dollar-weighted average maturity will not be greater than 15 years under normal market conditions.

Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.

NATIONS SHORT-TERM INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years.

The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments and mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, "CMOs", real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated. The Fund also may invest in U.S. Government Obligations.

Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

As noted above, the Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.

The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: In pursuing its investment objective, Nations Short-Intermediate Government Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and five years and the duration will not exceed five years. U.S. Government Obligations have historically involved little


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risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.

The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.

The Fund also may invest in "high quality" money market instruments (I.E., those within the two highest rating categories or unrated instruments deemed by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.

NATIONS GOVERNMENT SECURITIES FUND: In pursuing its investment objective, Nations Government Securities Fund invests at least 65% of its assets in U.S. Government Obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and 10 years and the Fund's duration is expected to be in a range of 3.5 to six years.

The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.

The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.

NATIONS STRATEGIC FIXED INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade fixed income securities. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be ten years or less and under no circumstances will it exceed 15 years.

The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; U.S. Government Obligations; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality. The Fund also may invest in dividend-paying preferred and common stock.


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Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

The Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.

The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.

NATIONS DIVERSIFIED INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be greater than five years.

The Fund may invest in corporate convertible and non-convertible debt obligations; U.S. Government Obligations; dollar-denominated and non-dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.

Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.

Up to 35% of the total value of the Fund's assets may be invested in lower-quality fixed income securities rated "B" or better by Moody's or S&P, or if not so rated, determined by the Adviser to be of comparable quality. Securities which are rated "B" generally lack characteristics of the desirable investment, and assurance of interest and principal payment over any long period of time may be limited. Non-investment grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds." They tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.

The Fund may hold or invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.

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NATIONS U.S. GOVERNMENT BOND FUND: The Fund will invest at least 65% of its total assets in U.S. Government securities and repurchase agreements collateralized by such securities. While the maturity of individual securities will not be restricted, except during temporary defensive periods or unusual market conditions, the average weighted maturity of the Fund will be between five and thirty years. The Fund may invest in a variety of U.S. Government Obligations. The Fund may also invest in interests in the foregoing securities, including collateralized mortgage obligations issued or guaranteed by a U.S. Government agency or instrumentality. U.S. Government Obligations have historically had a very low risk of loss of principal if held to maturity. The Fund, however, can give no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities if it were not legally required to do so.

The Fund may also invest up to 35% of its total assets in debt securities of U.S. and foreign corporate and foreign government issuers, ADRs and EDRs, zero coupon bonds and cash equivalents. The Fund will purchase only those non-government investments which are rated investment grade or better by at least one NRSRO or, if unrated, are determined by the Adviser to be of comparable quality. If a portfolio security held by the Fund ceases to be rated investment grade by at least one NRSRO or if the Adviser determines that an unrated portfolio security held by the Fund is no longer of comparable quality to an investment grade security, the security will be sold in an orderly manner as quickly as possible. Additionally, the Fund may also invest in futures contracts, interest rate swaps and options.

The value of the Fund's portfolio (and consequently its shares) is expected to fluctuate inversely in relation to changes in the direction of interest rates.

NATIONS SHORT-TERM MUNICIPAL INCOME FUND, NATIONS INTERMEDIATE MUNICIPAL BOND FUND AND NATIONS MUNICIPAL INCOME FUND: In pursuing their objectives, the Funds will invest at least 80% of their total net assets in investment grade obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities, and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from Federal income tax ("Municipal Securities"). To the extent consistent with the Funds' investment approach described in this Prospectus, the Funds are managed to seek capital appreciation and minimize capital losses due to interest rate movements.


Under normal market conditions, the average dollar-weighted maturity and duration of each of the Funds' portfolios are expected to be as follows: Nations Municipal Income Fund -- average dollar-weighted maturity greater than 10 years and duration between 7.5 and 9.5 years; Nations Intermediate Municipal Bond
Fund -- average dollar-weighted maturity between three and 10 years and duration between five and six years; Nations Short-Term Municipal Income Fund -- average dollar-weighted maturity less than three years and duration between 1.25 and
2.75 years.


Municipal securities will be rated investment grade at the time of purchase by at least one of the NRSROs or, if unrated, determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired by a Fund. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation. See "Appendix B" for a description of these rating designations.


During temporary defensive periods, the Funds may invest in short-term taxable and non-taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Taxable obligations that may be acquired by a Fund include repurchase agreements and short-term debt securities. Under normal market conditions, each Fund's investments in taxable obligations and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not exceed 20% of its total net assets at the time of purchase. The Funds may hold uninvested cash reserves pending investment or during defensive periods.

STATE INTERMEDIATE MUNICIPAL BOND FUNDS AND STATE MUNICIPAL BOND FUNDS: Under normal market conditions, at least 80% of the total net assets of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will be invested in Municipal Securities. In addition, at least 80% of each Fund's total net assets will be invested in debt instruments, issued by or on behalf of the pertinent state and its political subdivisions, agencies, instrumentalities and authorities.

Under normal market conditions, the average dollar-weighted maturity and duration of each of the State Intermediate Municipal Bond Funds and State Municipal Bond Funds are expected to be as follows: State Intermediate Municipal Bond Funds -- average dollar-weighted maturity between three and 10 years and duration between five and six years; State Municipal Bond Funds -- average dollar-weighted maturity greater than 10 years and duration between 7.5 and 9.5 years.


Each of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds operates as a non-diversified fund (except to the extent diversification is required for Federal income tax purposes).


Dividends paid by each of these Funds which are derived from interest attributable to tax-exempt obligations of the pertinent state and that state's political subdivisions, agencies, instrumentalities and authorities, as well as certain other governmental issuers such as Puerto Rico, will be exempt from regular Federal income tax and (with the exception of Texas and Florida) the income tax of the pertinent state. Texas and Florida do not impose a state income tax; however, Florida imposes a state intangibles tax. Dividends derived from interest on obligations of other governmental issuers will be exempt from regular Federal income tax, but generally will be subject to state income tax (with the exception of Texas and Florida). (See "How Dividends And Distributions Are Made; Tax Information.") During normal market conditions and as a matter of fundamental investment policy, each of these Funds will invest at least 80% of its total net assets in obligations the interest on which will be exempt from regular Federal income tax and (with the exception of Texas and Florida) the income tax of the pertinent state.


Municipal Securities acquired by the Funds will be rated investment grade at the time of purchase by at least one NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired by the Funds. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.

During temporary defensive periods, the Funds may invest in short-term taxable and non-taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Taxable obligations that may be acquired by the Funds include repurchase agreements and short-term debt securities. Under normal market conditions, each Fund's investments in taxable obligations and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not exceed 20% of its total net assets at the time of purchase.

GENERAL: Each of the Balanced Fund and Bond Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures and options thereon approved by the CFTC for market exposure risk management. Each Fund also may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities and may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies. Nations Balanced Assets Fund, Nations U.S. Government Bond Fund, Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund may engage in reverse repurchase agreements and dollar roll transactions. Nations Global Government Income Fund may invest in forward foreign exchange contracts.

The Funds also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such trusts and partnerships.
Certain securities that have variable or floating interest rates or demand, put or prepayment features or paydown schedules may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Funds.


For more information concerning these and other investments in which the Funds may invest and the Funds' investment practices, see "Appendix A."


Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of the Funds' shares, such changes will not affect the income received by the Funds from such securities. However, since available yields vary over time, no specific level of income can ever be assured. The dividends paid by the Funds will increase or decrease in relation to the income received by the Funds from their investments, which will in any case be reduced by the Funds' expenses before being distributed to the Funds' shareholders.

PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. For the Funds' portfolio turnover rates, except for Nations International Growth Fund, see "Financial Highlights." While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate for Nations International Growth Fund will not exceed 100%.

RISK CONSIDERATIONS: The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Since each of the State Intermediate Municipal Bond Funds and State Municipal Bond Funds invests primarily in securities issued by entities located in a single state, such Funds are more susceptible to changes in value due to political or economic changes affecting that state or its subdivisions.

Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue.

Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with a Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."

Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.

SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN NATIONS INTERNATIONAL EQUITY FUND, NATIONS PACIFIC GROWTH FUND, NATIONS GLOBAL GOVERNMENT INCOME FUND, NATIONS INTERNATIONAL GROWTH FUND AND NATIONS EMERGING MARKETS FUND: Investors should understand and consider carefully the special risks involved in foreign investing. In addition, each Fund presents unique risks of which investors should be aware.

Investors in Nations International Equity Fund should be aware that the Fund may, from time to time, invest up to 5% of its total assets in securities of companies located in Eastern Europe. Economic and political reforms in this region are still in their infancy. As a result, investment in such countries would be highly speculative and could result in losses to the Fund and, thus, to its shareholders.

Investors in Nations Pacific Growth Fund should understand and consider carefully the special risks involved in investing in the Pacific Basin and Far East. Countries in the Pacific Basin and Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties.

The same is true, but even more so, for the emerging market countries in which Nations Emerging Markets Fund invests. Although the Fund believes that its investments present the possibility for significant growth over the long term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid.

The above risk considerations are also relevant to an investment in Nations International Growth Fund.

Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness. In general, bond prices rise when interest rates fall, and vice versa.

Moreover, for each of the Funds, investing in securities denominated in foreign currencies and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both

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opportunities and risks not typically associated with investing in U.S.
dollar-denominated securities. Additionally, changes in the value of foreign currencies can significantly affect a Fund's share price. General economic and political factors in the various world markets also can impact a Fund's share price.

The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also higher than the typical domestic equity mutual fund.

Risks unique to international investing include: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in United States markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war;
(7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries. See "Appendix A" for additional discussion of the risks associated with an investment in the Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.

INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.


Each Fund may not:


1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply (a) with respect to the Nations Global Government Income Fund, to investments in foreign Government Securities; and (b) to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. In addition, this limitation does not apply to investments by "money market funds" as that term is used under the 1940 Act, in obligations of domestic banks.

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Nations Value Fund, Nations Equity Income Fund, Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Small Company Growth Fund, Nations U.S. Government Bond Fund, Nations Balanced Assets Fund, Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund, Nations Intermediate Municipal Bond Fund, Nations Municipal Income Fund and Nations Short-Term Municipal Income Fund may not:

     Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

The Nations Global Government Income Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds may not:

     Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.

As a matter of fundamental policy, except during defensive periods, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will invest at least 80% of their respective total net assets in Municipal Securities the interest on which is exempt from Federal income taxes and the pertinent state's income taxes (with the exception of Texas and Florida). Similarly, as a matter of fundamental policy, except during defensive periods, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund will invest at least 80% of their respective total net assets in Municipal Securities the interest on which is exempt from Federal income tax. For purposes of these fundamental policies, private activity bonds are included in the term "Municipal Securities" only if the interest paid thereon is exempt from Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.


Each of Nations Small Company Growth Fund and Nations U.S. Government Bond Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.

Nations International Growth Fund may not borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while such Fund has borrowings outstanding in an amount exceeding 5% of its total assets.

The investment objective and policies of each Fund, unless otherwise specified, may be changed without shareholder approval. Shareholders of Nations International Growth Fund, Nations Small Company Fund and Nations U.S. Government Bond Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current positions and needs.

In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.


How Performance Is Shown


From time to time a Fund may advertise the total return and yield on a class of shares. Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds may also advertise the tax-equivalent yield of a class of shares. TOTAL RETURN,

YIELD AND TAX EQUIVIALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return on a class of shares over one-, five-, and ten-year periods or the life of a Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.

"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period.

The "tax-equivalent yield" of Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds also may be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the particular class's tax-free yield. This is done by increasing such class's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate.

Set forth below is certain performance data for the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite, reflecting the performance of private accounts, including U.K. authorized unit trusts, managed by Gartmore plc, as defined below. The performance data for these accounts is deemed relevant because the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite have investment objectives, policies and restrictions that are substantially similar to those of Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. There is substantial continuity between the portfolio managers of Gartmore plc who were responsible for managing those accounts and the portfolio managers of Gartmore who are responsible for managing Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF GARTMORE OR THE FUNDS.

PACIFIC EX-JAPAN COMPOSITE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*




                     One Year       Two Years      Three Years     Four Years

Pacific Ex-Japan
 Composite               3.95%           8.44%           7.79%         17.11%
Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Indexl            -2.44%           8.58%           7.08%         15.62%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*

                                                                    Since
                                                                  Inception
                    Five Years      Six Years     Seven Years     (1/1/88)
Pacific Ex-Japan
 Composite              18.84%         18.08%         14.79%         20.42%
Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Indexl            16.69%         16.61%         15.77%         19.02%

ANNUAL TOTAL RETURNS*
                                             Morgan Stanley
                                                 Capital
                                              International
                            Pacific         Combined Far East
                           Ex-Japan            (Ex-Japan)
                           Composite           Free Index(1)
1988                           11.9%                30.0%
1989                          58.40%                32.1%
1990                            0.0%                -6.5%
1991                           22.1%                31.0%
1992                           22.9%                21.8%
1993                          110.0%               103.4%
1994                          -13.9%               -17.5%
1995                            4.0%                 8.8%
1996                           13.5                 11.1

 * The average annual total returns and annual total returns are net of fees. The fees for these accounts were 1% per annum until September 30, 1988, and 1.5% per annum thereafter. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.

(1) The Morgan Stanley Capital International Combined Far East (Ex-Japan) Free Index is a capitalization-weighted index that tracks 7 countries and represents only those securities that are available for investment by international investors; many issues are still restricted to domestic investors in certain Pacific Basin countries.

EMERGING MARKETS COMPOSITE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*

                                                                    Four Years
                                                                       Since
                                                                     Inception
                      One Year       Two Years      Three Years       1/1/93
Emerging Markets
 Composite                16.2%           11.1%           -1.8%          10.2%
IFC Investables
 Index(1)                 11.4%           13.4%            3.1%         13.39%

ANNUAL TOTAL RETURNS*

                           Emerging
                            Markets          IFC Investables
                           Composite             Index(1)
1993                           76.5%                79.6%
1994                          -19.0%               -12.0%
1995                          -11.3%                -8.5%
1996                           13.0%                 9.4%

 * The average annual total returns and annual total returns have been calculated since inception (1/1/93) and are net of fees. The fees for these accounts were 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.

(1) The IFC Investables Index includes over 1,100 stocks representing 27 stock markets in developing countries, and reflects the accessibility of markets and individual stocks for foreign ownership.

GLOBAL GOVERNMENT BOND
EX-U.K. COMPOSITE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*

                     One Year            Two Years           Three Years
Global
 Government
 Bond
 Ex-U.K.
 Composite**             -1.2%                4.4%                 6.1%
J.P. Morgan
 Global
 Government
 Bonds Index(1)           1.0%                3.9%                 6.5%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*

                                                                   Since
                                                                 Inception
                       Four Years           Five Years            10/1/90
Global Government
 Bond Ex-U.K.
 Composite**                 6.2%                 8.4%              10.31%
J.P. Morgan
 Global
 Government Bonds
 Index(1)                    6.5%                 7.9%               8.97%

ANNUAL TOTAL RETURNS*
                            Global             J.P. Morgan
                          Government              Global
                         Bond Ex-U.K.           Government
                           Composite           Bonds Index(1)
1991                           20.8%                 16.0%
1992                            4.8%                  5.2%
1993                           15.0%                 11.6%
1994                           -0.9%                  1.5%
1995                           22.8%                 19.6%
1996                            0.6%                  3.5%

 * The average annual total returns and annual total returns have been calculated since inception (10/1/90) and are net of fees. The fees on these accounts varied by contractual agreement and have been assumed to be 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.

** The accounts of the Global Government Bond Ex-U.K. Composite do not invest in securities of U.K. issuers, which are permissible investments for Nations Global Government Income Fund. However, inclusion of such securities, to the extent of their representation in the J.P. Morgan Global Government Bond Index, would not have materially affected their total returns.

(1) The J.P. Morgan Global Government Bonds Index is a capitalization-weighted index that tracks government bonds issued in 13 countries located in the United States, Europe and the Far East.

Set forth below is the average annual total return and annual total return for Nations International Equity Fund for the periods ending March 31, 1997:

NATIONS INTERNATIONAL
EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997

                                                                      Since
                                                                    Inception
                      One Year      Three Years     Five Years      on 12/2/91
Nations
 International
 Equity Fund              1.32%           6.23%          8.24%           7.10%
Morgan Stanley
 Capital
 International
 EAFE Index(1)            1.46%           6.53%         10.57%           6.01%

ANNUAL TOTAL RETURNS

                                                Morgan Stanley
                               Nations             Capital
                            International     International EAFE
                             Equity Fund            Indexl
1992                              -8.6%               -12.2%
1993                             27.21%                32.6%
1994                               2.6%                 7.8%
1995                               8.5%                11.2%
1996                               8.5%                 6.1%

(1) The Morgan Stanley Capital International EAFE Index represents an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia and the Far East.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor A Shares, the Funds offer Primary A Shares, Primary B Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees, and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of the Funds' shares. Any quotation of total return or yield not reflecting CDSCs would be reduced if such charges were reflected. Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or your Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.

How The Funds Are Managed


The business and affairs of each of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios are managed under the direction of their Board Trustees and Boards of Directors, respectively. The SAI contains the names of and general background information concerning each Trustees of Nations Fund Trust. Nations Fund, Inc.'s and Nations Portfolios' SAIs contain the names of and general background information concerning each Director of Nations Fund, Inc. and Nations Portfolios.

Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

INVESTMENT ADVISER: NationsBanc Advisors, Inc., serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as sub-investment adviser to all of the Funds except for those Funds listed below, for which Gartmore or Boatmen's serves as investment sub-adviser. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund pursuant to a sub-advisory agreement. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a UK company which is the holding company for a leading UK-based international fund management group of companies, National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore Investment Management plc.

Boatmen's Capital Management, Inc. serves as investment sub-adviser to Nations U.S. Government Bond Fund. Its principal offices are located at 100 North Broadway, St. Louis, Missouri 63178-4737. Boatmen's is an indirect subsidiary of NationsBank Corporation, a registered bank holding company.

Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .50% of the average daily net assets of each of the Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and the State Intermediate Municipal Bond Funds; .60% of the average daily net assets of each of the Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund, Nations Municipal Income Fund and the State Municipal Bond Funds; .60% of the average daily net assets of Nations U.S. Government Bond Fund; .75% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund and Nations Balanced Assets Fund; 1.00% of the average daily net assets of Nations Small Company Growth Fund; .65% of the first $100 million of Nations Government Securities Fund's average daily net assets, plus
 .55% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .50% of the Fund's average daily net assets in excess of $250 million; .75% of the first $100 million of Nations Equity Income Fund's average daily net assets, plus .70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .60% of the Fund's average daily net assets in excess of $250 million; .90% of the average daily net assets of Nations International Equity Fund; 1.10% of the average daily net assets of Nations Emerging Markets Fund; .90% of the average daily net assets of Nations Pacific Growth Fund; .70% of the average daily net assets of Nations Global Government Income Fund; and .90% of the average daily net assets of Nations International Growth Fund.

For the services provided pursuant to sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of: .20% of Nations Equity Income Fund's average daily net assets; .25% of Nations Value Fund's, Nations Balanced Assets Fund's, Nations Capital Growth Fund's, Nations Emerging Growth Fund's, Nations Small Company Growth Fund's, and Nations Disciplined Equity Fund's average daily net assets; .15% of Nations Short-Intermediate Government Fund's, Nation's Government Securities Fund's, Nations Short-Term Income Fund's, Nations Diversified Income Fund's and Nations Strategic Fixed Income Fund's average daily net assets; and .07% of Nations Municipal Income Fund's, Nations Short-Term Municipal Income Fund's, Nations Intermediate Municipal Bond Fund's, Nations Florida Municipal Bond Fund's, Nations Georgia Municipal Bond Fund's, Nations Maryland Municipal Bond Fund's, Nations North Carolina Municipal Bond Fund's, Nations South Carolina Municipal Bond Fund's, Nations Tennessee Municipal Bond Fund's, Nations Texas Municipal Bond Fund's, Nations Virginia Municipal Bond Fund's, Nations Florida Intermediate Municipal Bond Fund's, Nations Georgia Intermediate Municipal Bond Fund's, Nations Maryland Intermediate Municipal Bond Fund's, Nations North Carolina Intermediate Municipal Bond Fund's, Nations South Carolina Intermediate Municipal Bond Fund's, Nations Tennessee Intermediate Municipal Bond Fund's, Nations Texas Intermediate Municipal Bond Fund's and Nations Virginia Intermediate Municipal Bond Fund's average daily net assets.

For services provided pursuant to a sub-advisory agreement, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rate of .70% of Nations International Equity Fund's average daily net assets; .40% of Nations International Growth Fund's average daily net assets up to and including $325,000,000 in assets and .25% on assets in excess of $325,000,000; .85% of Nations Emerging Markets Fund's average daily net assets;
 .70% of Nations Pacific Growth Fund's average daily net assets and .54% of Nations Global Government Income Fund's average daily net assets. For services provided and expenses assumed, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rate of .40%. As of the date of this Prospectus, the Board of Directors has approved, and recommended to shareholders that they approve, an increase in fees to be paid by NBAI to Gartmore to .70% of Nations International

Growth Fund's average daily net assets. This increase will be implemented as soon as practicable following receipt of shareholder approval.

NBAI will pay Boatmen's sub-advisory fees at the rate of .15% of the average net assets of Nations U.S. Government Bond Fund.

From time to time, NBAI (and/or TradeStreet, Gartmore or Boatmen's) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees or expenses payable by a Fund.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Value Fund -- .75%, Nations Capital Growth Fund -- .75%, Nations Emerging Growth Fund -- .75%, Nations Disciplined Equity Fund -- .75%, Nations Balanced Assets Fund -- .75%, Nations Short-Intermediate Government
Fund -- .40%, Nations Short-Term Income Fund -- .30%, Nations Diversified Income Fund -- .50%, Nations Strategic Fixed Income Fund -- .50%, Nations Municipal Income Fund -- .29%, Nations Short-Term Municipal Income Fund -- .06%, Nations Intermediate Municipal Bond Fund -- .19%, Nations Florida Intermediate Municipal Bond Fund -- .19%, Nations Georgia Intermediate Municipal Bond Fund -- .20%, Nations Maryland Intermediate Municipal Bond Fund -- .22%, Nations North Carolina Intermediate Municipal Bond Fund -- .18%, Nations South Carolina Intermediate Municipal Bond Fund -- .21%, Nations Tennessee Intermediate Municipal Bond Fund -- .07%, Nations Texas Intermediate Municipal Bond
Fund -- .16%, Nations Virginia Intermediate Municipal Bond Fund -- .26%, Nations Florida Municipal Bond Fund -- .27%, Nations Georgia Municipal Bond
Fund -- .15%, Nations Maryland Municipal Bond Fund -- .08%, Nations North Carolina Municipal Bond Fund -- .26%, Nations South Carolina Municipal Bond
Fund -- .20%, Nations Tennessee Municipal Bond Fund -- .03%, Nations Texas Municipal Bond Fund -- .17%, and Nations Virginia Municipal Bond Fund -- .22%.

For the fiscal period ended April 1, 1996, to March 31, 1997, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Equity Income Fund -- .67%, Nations International Equity Fund -- .90%, and Nations Government Securities Fund -- .50%.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Emerging Markets Fund -- 1.10%, Nations Pacific Growth Fund -- .90%, and Nations Global Government Income Fund -- .70%.

For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Small Company Growth Fund (formerly the Pilot Small Capitalization Equity Fund) -- .75%, Nations International Growth Fund (formerly the Pilot International Equity Fund) -- .48%, and Nations U.S. Government Bond Fund (formerly the Pilot U.S. Government Securities Fund) -- .40%. During the same period, after waivers, the Pilot Funds paid Kleinwort Benson Investment Management Americas Inc., under a previous sub-advisory agreement, sub-advisory fees at the rate of .32% of Nations International Growth Fund's average daily net assets.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund -- .25%, Nations Capital Growth Fund -- .20%, Nations Emerging Growth
Fund -- .25%, Nations Disciplined Equity Fund -- .25%, Nations Balanced Assets Fund -- .25%, Nations Short-Intermediate Government Fund -- .15%, Nations Short-Term Income Fund -- .15%, Nations Diversified Income Fund -- .15%, Nations Strategic Fixed Income Fund -- .15%, Nations Municipal

Income Fund -- .07%, Nations Short-Term Municipal Income Fund -- .07%, Nations Intermediate Municipal Bond Fund -- .07%, Nations Florida Intermediate Municipal Bond Fund -- .07%, Nations Georgia Intermediate Municipal Bond Fund -- .07%, Nations Maryland Intermediate Municipal Bond Fund -- .07%, Nations North Carolina Intermediate Municipal Bond Fund -- .07%, Nations South Carolina Intermediate Municipal Bond Fund -- .07%, Nations Tennessee Intermediate Municipal Bond Fund -- .07%, Nations Texas Intermediate Municipal Bond
Fund -- .07%, Nations Virginia Intermediate Municipal Bond Fund -- .07%, Nations Florida Municipal Bond Fund -- .07%, Nations Georgia Municipal Bond
Fund -- .07%, Nations Maryland Municipal Bond Fund -- .07%, Nations North Carolina Municipal Bond Fund -- .07%, Nations South Carolina Municipal Bond
Fund -- .07%, Nations Tennessee Municipal Bond Fund -- .07%, Nations Texas Municipal Bond Fund -- .07%, Nations Virginia Municipal Bond Fund -- .07%, Nations Equity Income Fund -- .20% and Nations Government Securities
Fund -- .15%.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid Gartmore under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- .85%, Nations Pacific Growth Fund -- .70%, Nations Global Government Income Fund -- .54% and Nations International Equity
Fund -- .70%.

Sharon M. Herrmann is a Director of Equity Management for TradeStreet and Senior Portfolio Manager for Nations Value Fund. Ms. Herrmann has been the Portfolio Manager of Nations Value Fund since 1989. Prior to assuming her position with TradeStreet, she was Senior Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Herrmann has worked for the Investment Management Group at NationsBank since 1981 where her responsibilities included fund management and institutional portfolio management. She attended Virginia Wesleyan College. Ms. Herrmann holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Eric S. Williams is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Equity Income Fund. Mr. Williams has been the Portfolio Manager for Nations Equity Income Fund since 1991. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1980. His past experience includes fund analysis and portfolio management for National Bank of Detroit. Mr. Williams received a B.S. in Accounting from East Carolina University, Summa Cum Laude and an M.B.A. from Indiana University. He holds the Chartered Financial Analyst designation, is on the Advisory Board of Indiana University's Investment Management Academy, and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Stephen Watson is Principal Portfolio Manager of Nations International Equity Fund and has been the Portfolio Manager since February, 1995. He joined Gartmore as a Global Fund Manager in 1993 and currently holds the position of Head of the International and Global Portfolio Team. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manager for international clients. From 1980 to 1987 he associated with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Montagu. Mr. Watson is a member of the Securities Institute.

Philip Ehrmann is Principal Portfolio Manager of Nations Emerging Markets Fund and is the Head of the Gartmore Emerging Markets Team. He has been the Portfolio Manager for the Fund since 1995. Prior to joining Nations Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.

Seok Teoh is Principal Portfolio Manager of Nations Pacific Growth Fund and has been the Portfolio Manager since the Fund's inception. She has been associated with Gartmore since 1990 as the London based manager on its Far East Team. Previously, Ms. Teoh managed Far East equities for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh, who is a native of Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.

Philip J. Sanders is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Capital Growth Fund. Mr. Sanders has been Portfolio Manager for Nations Capital Growth Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Sanders has worked in the financial investment community since 1981. His past experience includes portfolio management, equity research and financial analysis for the Investment Management Group at NationsBank and Duke Power Company. Mr. Sanders received a B.A. in Economics from the University of Michigan and an M.B.A. from University of North Carolina at Charlotte. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Scott A. Billeadeau is a Senior Portfolio Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Emerging Growth Fund and Nations Small Company Growth Fund. Mr. Billeadeau has been Portfolio Manager of the Funds since June, 1997. Previously he was Senior Analyst and Senior Portfolio Manager for BankAmerica's Pacific Horizon Aggressive Growth Fund at Security Pacific Corp. since 1991. Mr. Billeadeau has worked in the investment community since 1986. His past experience also includes quantitative analysis for American Express Financial Advisors, Inc. Mr. Billeadeau received an AB in Economics from Princeton University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, as well as the Seattle Society of Securities Analysts.

Jeffery C. Moser is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Disciplined Equity Fund. Mr. Moser has been Portfolio Manager of the Nations Disciplined Equity Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Moser has worked for the Investment Management Group at NationsBank since 1983 where his responsibilities included institutional portfolio management and equity analysis. Mr. Moser graduated Phi Beta Kappa with a B.S. in Mathematics from Wake Forest University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Julie L. Hale is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Balanced Assets Fund. Ms. Hale has been Portfolio Manager for the Nations Balanced Assets Fund since 1995. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1981. Her past experience includes research analysis and portfolio management for Mercantile Safe Deposit and Trust, and National City Bank. Ms. Hale received a B.S. in Business and Finance from Mount St. Mary's College and an M.B.A. from Kent State University. She holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Security Analysts, Inc. She is also a member of the National Association for Petroleum


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Investment Analysts and the World Affairs Council of Washington, D.C.

Mark Rimmer is Principal Portfolio Manager of the Nations Global Government Income Fund and has been the Portfolio Manager since the Fund's inception. He has been associated with Gartmore since 1990 as an International Fixed Income Fund Manager. Previously, Mr. Rimmer managed multi-currency funds for institutional clients at Gulf International Bank in Bahrain, and prior to that he was a senior trader for Sumitomo Finance International, London. He graduated from Cambridge University with a degree in Economics.

Gregory H. Cobb is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Strategic Fixed Income Fund. Mr. Cobb has been Portfolio Manager for Nations Strategic Fixed Income Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Cobb has worked in the investment community since 1987. His past experience includes portfolio management of intermediate duration and insurance products for Trust Company Bank and Barnett Bank Trust Company Inc. Mr. Cobb received a B.A. in Economics from the University of North Carolina at Chapel Hill.

Mark S. Ahnrud is a Director of Fixed Income Management for TradeStreet and the Senior Portfolio Manager for Nations Diversified Income Fund. Mr. Ahnrud has been the Portfolio Manager for the Nations Diversified Income Fund since 1992. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Ahnrud has worked for the Investment Management Group at NationsBank since 1985 where his responsibilities initially included institutional investment management sales and later involved high yield credit analysis. Mr. Ahnrud received a dual B.S. in Finance and Investments from Babson College and an M.B.A. from Duke University, Fuqua School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Christopher G. Gunster is a Portfolio Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Government Securities Fund. Mr. Gunster has been the lead Portfolio Manager since July 1997. Prior to assuming his position with TradeStreet, he was Assistant Vice President and Associate Portfolio Manager for the Investment Management Group at NationsBank since 1993. Mr. Gunster has worked in the investment community since 1987. His past experience includes investment marketing for The Boston Company and options trading from Shatkin Investments, a regional broker/dealer. Mr. Gunster received a B.A. in Chemistry from Kenyon College and an M.B.A. in Finance and Babson Graduate School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

John S. Swaim is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Short-Intermediate Government Fund. Mr. Swaim has been Portfolio Manager for the Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Swaim has worked in the investment community since 1986. His past experience includes derivative products manager for the NationsBank Texas Corporate Investment Division portfolio. Mr. Swaim received a B.S. from University of North Texas and an M.B.A. from University of Texas at Arlington.

Michele M. Poirier is a Director, Municipal Fixed Income Management for TradeStreet and is Senior Portfolio Manager for Nations Municipal Income Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund and Nations South Carolina Municipal Bond Fund. Ms. Poirier has been Portfolio Manager for


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Nations Municipal Income Fund, Nations Florida Intermediate Municipal Bond Fund,
Nations Georgia Intermediate Municipal Bond Fund, and South Carolina
Intermediate Municipal Bond Fund since 1992. She has been Portfolio Manager for the other Funds since 1993. Prior to assuming her position with TradeStreet, she was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1974. Her past experience includes serving as Director of Trading, Institutional Sales, and Municipal Trader for Financial Service Corporation, Bankers Trust Company and The Robinson-Humphrey Company respectively. Ms.
Poirier received a B.B.A. in Marketing from Georgia State University.

Mathew M. Kiselak is a Product Manager, Municipal Fixed Income Management for TradeStreet and Portfolio Manager for Nations Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund and Nations Texas Municipal Bond Fund. Mr. Kiselak has been Portfolio Manager for Nations North Carolina Intermediate Municipal Bond Fund and Nations North Carolina Municipal Bond Fund since 1995. He has been Portfolio Manager for the other Funds since 1994. Prior to assuming his position with TradeStreet, he was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1987. His past experience includes Portfolio Manager and Municipal Credit Analysis for Reich & Tang Inc. Mr. Kiselak received a B.A. in Economics from Pace University.

Dawn Daggy-Mangerson is a Portfolio Manager, Municipal Fixed Income Management for TradeStreet and is Portfolio Manager of the Nations Short-Term Municipal Income Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund. Ms. Daggy-Mangerson has been Portfolio Manager of the Funds since April 1997. Prior to assuming her position with TradeStreet, she was a Portfolio Manager for Boatmen's Trust Company since 1995. Ms. Daggy-Mangerson has worked in the investment community since 1988. Her past experience also includes portfolio management and trading for Stein Roe Farnham, a large investment advisory firm. Ms. Daggy-Mangerson received a B.A. in Commerce and Finance from DePaul University.

Brad Pope is a Product Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Short-Term Income Fund. He is a senior member of the Fixed Income Team. As such, his responsibilities include setting duration policy for the Nations Funds fixed income funds. Mr. Pope has been the Portfolio Manager for Nations Short-Term Income Fund since August 1996. Prior to assuming this position, he was a manager in the structured products area. He joined the Investment Management Group at NationsBank, TradeStreet's predecessor organization, in 1988. Mr. Pope has over nine years of investment experience, including working on the trading floor of the Chicago Board of Trade. Mr. Pope received a B.B.A. in Finance from the University of Texas at Austin.

Greg W. Golden is a Structured Products Manager, Equity Management for TradeStreet and is Portfolio Manager for Nations Equity Index Fund, Nations Managed Index Fund and Nations Managed SmallCap Index Fund. He has been Portfolio Manager for these Funds since their inception. Prior to assuming his position with TradeStreet in 1996, he was Vice President and Structured Products Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience includes portfolio management, derivatives management and quantitative analysis for the Investment Management Group at NationsBank and Sovran Bank of Tennessee. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a Chartered Financial Analyst candidate and a member of the Chicago Quantitative Alliance, the Association for Investment


                                                                              87

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Management and Research as well as the North Carolina Society of Financial
Analysts, Inc.

Brian O'Neill is the Principal Senior Investment Manager of the Gartmore Global Portfolio Team and has been the Portfolio Manager of Nations International Growth Fund since July, 1997. Mr. O'Neill joined Gartmore as a Senior Investment Manager on the Global Portfolio Team in 1981 with responsibility for a variety of specialized global funds, including resource funds. Mr. O'Neill began his career with Royal Insurance in 1970 as an investment analyst specializing in United Kingdom research. He then expanded his field of expertise to include management of global equities, and in 1978 he moved to Antony Gibbs & Sons where he was appointed as a fund manager, specializing in global equities. Mr. O'Neill graduated from Glasgow University in 1969 with a MA Honours degree in Political Economy.


The Fixed Income Committee of Boatmen's is responsible for the day-to-day management of the investment portfolio of Nations U.S. Government Bond Fund.


Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Funds pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the Funds, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Funds. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund -- .10%, Nations Capital Growth Fund -- .10%, Nations Emerging Growth Fund -- .10%, Nations Disciplined Equity Fund -- .10%, Nations Balanced Assets Fund -- .10%, Nations Short-Intermediate Government Fund -- .10%, Nations Short-Term Income Fund -- .10%, Nations Diversified Income Fund -- .10%, Nations Strategic Fixed Income Fund -- .09%, Nations Municipal Income Fund -- .09%, Nations Short-Term Municipal Income Fund -- .09%, Nations Intermediate Municipal Bond


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Fund -- .09%, Nations Florida Intermediate Municipal Bond Fund -- .09%, Nations
Georgia Intermediate Municipal Bond Fund -- .09%, Nations Maryland Intermediate Municipal Bond Fund -- .09%, Nations North Carolina Intermediate Municipal Bond Fund -- .09%, Nations South Carolina Intermediate Municipal Bond Fund -- .09%, Nations Tennessee Intermediate Municipal Bond Fund -- .09%, Nations Texas Intermediate Municipal Bond Fund -- .09%, Nations Virginia Intermediate Municipal Bond Fund -- .09%, Nations Florida Municipal Bond Fund -- .09%, Nations Georgia Municipal Bond Fund -- .09%, Nations Maryland Municipal Bond Fund -- .09%, Nations North Carolina Municipal Bond Fund -- .09%, Nations South Carolina Municipal Bond Fund -- .09%, Nations Tennessee Municipal Bond
Fund -- .09%, Nations Texas Municipal Bond Fund -- .09% and Nations Virginia Municipal Bond Fund -- .09%.

For the fiscal period ended April 1, 1996, to March 31, 1997, Nations Fund, Inc. paid its adminstrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- .09%, Nations Treasury Fund -- .09%, Nations Equity Income Fund -- .10%, Nations International Equity Fund -- .10% and Nations Government Securities Fund -- .10%.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets
Fund -- .10%, Nations Pacific Growth Fund -- .10% and Nations Global Government Income Fund -- .10%.

NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.

Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into distribution agreements with Stephens which provided that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor A Shares of the Funds. See "Shareholder Servicing And Distribution Plans."

NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as Custodian for the assets of each Fund, except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.

BONY, Avenue des Arts, 35 1040 Brussels, Belgium, serves as Custodian for the assets of the Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.

BONY has entered into an agreement with each of the Funds and NationsBank of Texas, N.A., whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.

First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor A Shares.


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The Transfer Agent is located at One Exchange Place, Boston, Massachusetts
02109.


Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.

EXPENSES: The accrued expenses of a Fund, as well as certain expenses attributable to Investor A Shares, are deducted from accrued income before dividends are declared. Each Fund's expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; trustees' fees and federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor A Shares may bear certain class specific expenses and also bear certain additional shareholder service and/or sales support costs. Any general expenses of Nations Fund Trust, Nations Fund, Inc. or Nations Portfolios that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bear to the assets of Nations Fund Trust, Nations Fund, Inc. or Nations Portfolios or in such other manner as the Board of Trustees or relevant Board of Directors deems appropriate.


Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.

Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer five classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares. This Prospectus relates only to the Investor A Shares of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Balanced Assets Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund, Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Texas Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distri-

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butions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.


Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class of shares. See the SAI for examples of instances where the Investment Company Act of 1940 (the "1940 Act") requires voting by fund.
As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor A Shares of the following funds of Nations Fund, Inc.: Nations Small Company Growth Fund, Nations U.S. Government Bond Fund, Nations International Growth Fund, Nations Equity Income Fund, Nations International Equity Fund and Nations Government Securities Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-321-7854.

Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.

As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information con-

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cerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

NATIONS PORTFOLIOS: Nations Portfolios was incorporated in Maryland on January 23, 1995. Nations Portfolios' fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 150,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor A Shares of Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund of Nations Portfolios. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Institution (as defined below) or Nations Funds at 1-800-321-7854.

Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.

As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Portfolios and, therefore, could be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Portfolios' SAI. It is anticipated that Nations Portfolios will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

Because this Prospectus combines disclosures on three separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

PENDING LEGAL PROCEEDINGS: A purported class action lawsuit against, among others, Nations Government Securities Fund and Nations Short-Intermediate Government Fund was filed by Lawrence Bergelt on May 21, 1996. The complaint was amended and consolidated on July 11, 1996 in the United States District Court for the Middle District of Florida, Tampa Division by Mr. Bergelt and others in an action against the two funds, NationsBank Corporation and certain of its affiliates, Dean Witter Distributors and certain of its affiliates, and Stephens Inc. (Case No. 94-995-Civ.-T-23E). As relevant to Nations Government Securities Fund and Nations Short-Intermediate Government Fund, plaintiffs allege that, among other things, defendants violated the Securities Exchange Act of 1934 and various state securities fraud statutes by employing a scheme to defraud plaintiffs into purchasing shares of the funds and making


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untrue statements of material fact and omitting to state material facts in connection with sales of shares of the funds. Plaintiffs further allege that, among other things, defendants concealed the risks associated with such funds by blurring the distinctions between banks and non-bank subsidiaries and by obscuring the differences between traditional, federally insured bank products and uninsured, non-depository products.


About Your Investment

How To Buy Shares


Investor A Shares are available to the following categories of Investors:

(Bullet) Investors who purchase through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts.

(Bullet) Directors, officers and employees of NationsBank Corporation, its affiliates and subsidiaries.

(Bullet) Individuals investing a distribution received from a NationsBank trust account and certain other rollovers or distributions received from NationsBank fiduciary accounts.

(Bullet) Current Investor A Shareholders (other than Investor A Shareholders who own such shares exclusively through a cash sweep option) who purchased Investor A Shares prior to August 1, 1997.

(Bullet) Employee benefit plans making an initial investment of $1 million or more in the Nations Funds Family.

(Bullet) Investors (other than those described above) investing $1 million or more in the Nations Funds Family through an Agent (as defined below) (a "Substantial Investor"). In determining whether an investor qualifies as a Substantial Investor, all current holdings of Funds in the Nations Funds Family other than the Nations Funds money market or index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund, will be considered.

Purchase orders for Investor A Shares may be placed directly with a Fund or through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents"). Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents."

Purchases of Investor A Shares through a Nations Funds Personal Investment Planner account, which is a managed agency/asset allocation account established with NBAI (an "Account"), are governed by the terms and conditions of the Account, which are set forth in the Client Agreement and Disclosure Statement provided by NBAI to each investor who establishes an Account. Because of the nature of the Account, certain of the features described in this Prospectus are not available to investors purchasing Investor A Shares through an Account. Potential investors through an Account should refer to the Client Agreement and Disclosure Statement for more information regarding the Account, including information regarding the fees and expenses charged in connection with an Account.

There is a minimum initial investment of $1,000 in the Funds, except that the minimum initial investment is:

(Bullet) $500 for IRA investors;


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(Bullet) $250 for non-working spousal IRAs; and

(Bullet) $100 for investors participating on a monthly basis in the Systematic
         Investment Plan described below.

There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Account ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.


Investor A Shares are purchased at net asset value per share. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").

Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor A Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

OPENING AN ACCOUNT DIRECTLY WITH A FUND: Certain investors may open a regular (non-retirement) account directly with a Fund, either by mail or by wire.

BY MAIL: Investors should complete a New Account Application and forward it, along with a check made payable to the Fund, to:

Nations Funds
P.O. Box 34602
Charlotte, NC 28254-4602

BY WIRE: Investors should call Nations Funds at 1-800-321-7854 for an account number and use the following wire instructions:

Nations Funds
c/o Boston Safe Deposit & Trust
ABA #011001234
DDA #154202

Account Name___________________________
Account Number_________________________
Fund Name_____________________________

Investors should complete a New Account Application and mail it to the address above.


RETIREMENT ACCOUNTS: For IRAs and other retirement accounts, investors should call Nations Funds at 1-800-321-7854.


ADDITIONAL PURCHASES: Additional purchases may be made by mail or wire. To purchase additional shares by mail, send a check made payable to the Fund with a reinvestment slip to the address set forth above. To purchase additional shares by wire, follow the wiring instructions set forth above.

EFFECTIVE TIME OF PURCHASES: Purchase orders for Investor A Shares in the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.

The Agents are responsible for transmitting orders for purchases of Investor A Shares by their customers ("Customers"), and delivering required funds, on a timely basis. Stephens is

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responsible for transmitting orders it receives to Nations Funds.

SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor A Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent or Nations Funds.

TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


How To Redeem Shares


For shareholders who open and maintain an account directly with a Fund, redemption orders should be communicated to such Fund by calling Nations Funds at 1-800-321-7854 or in writing. (Shareholders must have established telephone features on their account in order to effect telephone transactions.) Redemption proceeds are normally sent by mail or wired within three Business Days after receipt of the order by the Fund. For shareholders who purchased their shares through an Agent, redemption orders should be transmitted by telephone or in writing through the same Agent. Redemption proceeds are normally remitted in federal funds wired to the redeeming Agent or investor within three Business Days after receipt of the order by Stephens or by the Transfer Agent. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Fund, Stephens, or the Transfer Agent, as the case may be. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customer's account with the redemption proceeds on a timely basis. Redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. No charge for wiring redemption payments is imposed by Nations Funds. There is no redemption charge.

Nations Funds may redeem a shareholder's Investor A Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of a Fund involuntarily or make payment for redemption in readily market-able securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Investor A Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers specified below, Investor A Shares of the Funds that were purchased prior to January 1, 1996 in amounts of $1 million or more or through the Nations Funds Personal Investment Planner are subject to a CDSC equal to 1.00% of the lesser of the net asset value or the purchase price of the shares being redeemed if such shares are redeemed within one year of purchase, declining to 0.50% in the second year after purchase and eliminated thereafter. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.


Solely for purposes of determining the period of time that has elapsed from the purchase of any Investor A Shares, all purchases are deemed to have been made on the trade date of the transaction. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.


The CDSC will be waived on redemptions of Investor A Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner), (ii) in connection with the following retirement plan distributions: (a) by qualified plans, (except in cases of plan level terminations); (b) distributions from an IRA following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA, and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to
Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor A Shares held in the account is less than the minimum account size, (v) in connection with the combination of Nations Funds with any other registered investment company by merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor A Shares in the account. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.

REINSTATEMENT PRIVILEGE: Within 120 days after a redemption of Investor A Shares of a Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor A Shares of the same Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor A Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.

REDEMPTION FEE: A redemption fee of 1% of the current net asset value will be assesed on


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

certain Investor A Shares purchased after July 31, 1997 and redeemed within 18 months of the date of purchase by a Substantial Investor. In addition, a 1% redemption fee will be assesed on Investor A Shares purchased after such date by an employee benefit plan that (i) made its initial investment after such date and (ii) redeemed such shares within 18 months of purchase in connection with a complete liquidation of such plan's holdings in the Nations Funds Family. This fee is retained by the Fund or Funds for the benefit of the remaining shareholders and is intended to encourage long-term investment in the Funds and to avoid transaction and other expenses associated with short-term investments. The Funds reserve the right to modify the terms of or terminate this fee at any time.

AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor A Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor A Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor A Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor A Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.


How To Exchange Shares


The exchange feature enables a shareholder of a fund of Nations Funds to acquire shares of the same class that are offered by another fund (other than an index fund) of Nations Funds when the shareholder believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.

For shareholders who maintain an account directly with a Fund, exchange requests should be communicated to the Fund by calling Nations Funds at 1-800-321-7854 or in writing. For shareholders who purchased their shares through an Agent, exchange requests should be communicated to the Agent, who is responsible for transmitting the request to Stephens or to the Transfer Agent.

The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. The ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.


The Investor A Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the shareholder's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shareholders should consider communicating their exchange requests by mail.


If Investor A Shares of the Funds purchased prior to January 1, 1996 are exchanged for shares of the same class of another fund, any CDSC applicable to the original shares purchased will be applied upon the redemption of the acquired shares. The holding period of such Investor A Shares (for purposes of determining whether a CDSC is applicable upon redemption) will be computed from the time of the initial purchase of the Investor A Shares of a Fund.


Investor A Shares of Nations Short-Term Municipal Income Fund acquired directly or indirectly through an exchange from Investor B Shares of another non-money market fund may be re-exchanged only for Investor B Shares of another non-money market fund, Investor C Shares of a Nations Funds money market fund or Investor A Shares of Nations Short-Term Income Fund. Such shares (and any Investor A or Investor C Shares acquired through the exchange of such shares) will remain subject to the CDSC schedule applicable to the Investor B Shares originally purchased. The holding period (for the purpose of determining the applicable rate of the CDSC) does not accrue while the shares owned are Investor A Shares of Nations Short-Term Municipal Income Fund or Nations Short-Term Income Fund or Investor C Shares of a Nations Funds money market fund. The CDSC that is ultimately charged upon redemption is based upon the total period of time the shareholder holds Investor B Shares of any fund that charges a CDSC.

If Investor A Shares are exchanged for shares of the same class of another fund, any redemption fee applicable to the original shares purchased will be assessed upon the redemption of the acquired shares. The holding period of such shares (for purposes of determining whether a redemption fee is applicable) will be computed from the time of the initial purchase of the Investor A Shares of a Fund, except that the holding period will not accrue while the shares owned are Investor A Shares of Nations Short-Term Municipal Income Fund, Nations Short-Term Income Fund or a Nations Funds money market fund. If a redemption fee ultimately is charged, it will be retained by the initial Fund purchased.

AUTOMATIC EXCHANGE FEATURE: Under the Funds' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one fund of Nations Funds to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or the last day of the applicable month. The shareholder must have an existing position in both funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, a shareholder should contact his/her Selling Agent or Nations Funds.


Shareholder Servicing And Distribution
Plan

The Funds' Shareholder Servicing and Distribution Plan (the "Investor A Plan"), adopted pursuant to Rule 12b-1 under the 1940 Act, permits each Fund to compensate (i) Servicing Agents and Selling Agents for services provided to their Customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares.

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
Nations Short-Term Municipal Income Fund, however, may not pay for shareholder services under the Investor A Plan. Aggregate payments under the Investor A Plan are calculated daily and paid monthly at a rate or rates set from time to time by each Fund, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor A Shares of the Fund.


The fees payable to Servicing Agents under the Investor A Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor A Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from a Fund on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor A Shares; (v) arranging for bank wires; and
(vi) providing general shareholder liaison services. Nations Short-Term Municipal Income Fund, however, may not pay for shareholder services under the Investor A Plan. The fees payable to Selling Agents are used primarily to compensate or reimburse Selling Agents for providing sales support assistance in connection with the sale of Investor A Shares to Customers, which may include forwarding sales literature and advertising provided by Nations Funds to Customers.


The fees under the Investor A Plan also may be used to reimburse Stephens for distribution-related expenses actually incurred by Stephens, including, but not limited to, expenses of organizing and conducting sales seminars, printing prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising and sales literature and the costs of administering the Investor A Plan.


GENERAL: Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Investor A Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed 1.00% of the offering price per share on all sales of Investor A Shares as an expense of Stephens or for which Stephens may be reimbursed under the Investor A Plan or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.


In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


Nations Funds and Stephens may suspend or reduce payments under the Investor A Plan at any time, and payments are subject to the continuation of the Investor A Plan described above and the terms of the Servicing Agreements and Sales Support Agreements. See the SAIs for more details on the Investor A Plan.

In addition, the Trustees and Directors have approved a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Investor A Shares of the Nations Short-Term Municipal Income Fund. Pursuant to its Servicing Plan, the Nations Short-Term Municipal Income Fund may pay Servicing Agents that have entered into a Servicing Agreement with Nations Funds for certain shareholder support services that are provided by the Servicing Agents. Payments under the Fund's Servicing Plan may not exceed 0.25% of the average daily net asset value of the Fund's Investor A Shares. The shareholder services provided by Servicing Agents include, but are not limited to, those listed above with respect to the Investor A Plan.


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Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAIs for more details on the Servicing Plan.

Nations Funds understands that Agents may charge fees to their Customers who are the owners of Investor A Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


How The Funds Value Their Shares


The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees or Directors.


How Dividends And Distributions Are
Made; Tax Information


DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are also declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. All other Equity Funds and Nations Balanced Assets Fund distribute any net investment income each calendar quarter and any net realized capital gains (including net short-term capital gains) at least annually. The Bond Funds declare dividends daily and pay them monthly. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.

The net asset value of Investor A Shares will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Certain Selling or Servicing Agents may provide for the reinvestment of dividends in the form of additional Investor A Shares of the same class of the same Fund. Dividends and distribu-

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
tions are paid in cash within five Business Days of the end of the month or quarter to which the dividend relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor A Shares.

TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Code. Such qualification relieves a Fund of liability for Federal income tax on amounts distributed in accordance with the Code.


Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an IRA are generally deferred under the Code.)

Corporate investors in a Fund may be entitled to the dividends-received deduction on all or a portion of such Fund's dividends to the extent that the Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.


Substantially all of a Fund's net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held the Fund's shares and whether such gains are received in cash or reinvested in additional shares.


Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may be subject to state and local taxes, as discussed more fully below and in the SAIs.


Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.

Portions of the Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund's investment income may be subject to foreign income taxes withheld at their source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Generally, if more than 50% of the value of the total assets of each Fund consist of securities it may elect to "pass through" to its shareholders these foreign taxes, if any. Upon such an election, each shareholder will be required to include his or her pro rata portion thereof in his or her gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit against U.S. income tax for such amount.


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NATIONS MUNICIPAL INCOME FUND, NATIONS SHORT-TERM MUNICIPAL INCOME FUND, NATIONS
INTERMEDIATE MUNICIPAL BOND FUND, THE STATE INTERMEDIATE MUNICIPAL BOND FUNDS
AND THE STATE MUNICIPAL BOND FUNDS: As regulated investment companies, these Funds are permitted to pass through to their shareholders tax-exempt income ("exempt-interest dividends") subject to certain requirements which the Funds intend to satisfy. Distributions from taxable income will be taxable as ordinary income to shareholders whether such income is received in cash or reinvested in additional shares. The policy of the Funds is to pay to their shareholders an amount equal to at least 90% of their exempt-interest income and their investment company taxable income. Exempt-interest dividends may be treated by shareholders as items of interest excludable from their Federal gross income under Section 103(a) of the Code unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. (See the SAI under "Additional Information Concerning Taxes.") Distributions from the Funds will not qualify for the dividends-received deduction for corporate shareholders. Distributions of net investment income by Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund and Nations Intermediate Municipal Bond Fund may be taxable to investors even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income tax.


With respect to the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds, it is anticipated that exempt-interest dividends derived from tax-exempt interest paid on municipal obligations of the pertinent state and that state's political subdivisions, agencies, instrumentalities, and authorities, and certain other issuers, including Puerto Rico and Guam, will be exempt from state income tax with respect to those states which impose a state income tax. Florida and Texas do not impose income taxes, but Florida imposes a tax upon intangible personal property which may apply to shares of Nations Florida Intermediate Municipal Bond Fund and Nations Florida Municipal Bond Fund held by residents of that state. Florida has issued a Technical Assistance Advisement indicating that shares of such Funds will not be subject to Florida's intangibles tax, subject to certain requirements which the Funds intend to satisfy. See the SAI for further details about state tax treatment relevant to shareholders of the Funds.

In addition to annual disclosures as to Federal tax consequences of dividends and distributions, shareholders of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will also be advised as to the state tax consequences of dividends and distributions made each year.


The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations. Further tax information is contained in the SAIs.


Appendix A -- Portfolio Securities


The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage backed securities. Interests in pools of


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these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates, and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.

Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as


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"Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government Obligations.

A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds. For additional information concerning mortgage-backed securities, see the related SAI.

The mortgage-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow thereby lengthening duration and potentially reducing the value of these securities. The debt securities held by the Funds also may be subject to credit risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Any such defaults or adverse changes in an issuer's financial condition or credit rating may adversely affect the value of the Funds' portfolio investments and, hence, the value of your investment in the corresponding Fund.

NON-MORTGAGE ASSET-BACKED SECURITIES: Non-mortgage asset backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass- through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special pur-

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pose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Each Fund (except Nations International Growth Fund) will limit its investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase. Nations Small Company Growth Fund and Nations U.S. Government Bond Fund will limit their investments in interest-bearing savings deposits of commercial and savings banks to 5% of total assets.


U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations) and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable

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to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.


BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, certain of the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Funds only enter into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with


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the proceeds of a dollar roll may not exceed transaction costs.

COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks.

Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: Certain of the Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.


FIXED-INCOME INVESTING: The performance of the fixed-income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.


FOREIGN CURRENCY TRANSACTIONS: To the extent provided under "How Objectives Are Pursued," the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, the Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted. The Nations International Equity Fund will generally not enter into a for-

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ward contract with a term of greater than one year.

FOREIGN SECURITIES: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securites exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.

Certain Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: Certain of the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a

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less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds may be subject to this limitation.

If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(a) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.


LOWER-RATED DEBT SECURITIES: Certain of the Funds may invest in lower-rated debt securities. Lower-rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price


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changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing.

The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Fund's Board, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities, and the Fund's ability to dispose of these lower-rated bonds.

The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.

MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.


MUNICIPAL SECURITIES: The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and

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the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income tax.

Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.

In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.

A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Boards. Nations Tax Exempt Fund may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities

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that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Since each of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will invest primarily in securities issued by issuers located in one state, each of these Funds is susceptible to changes in value due to political and economic factors affecting that state's issuers. A comparable municipal bond fund which is not concentrated in obligations issued by issuers located in one state would be less susceptible to these risks. If any issuer of securities held by one of these Funds is unable to meets its financial obligations, that Fund's income, capital, and liquidity may be adversely affected.

The fourth most populous state, Florida, rated "Aa" by Moody's and "AA" by both S&P and Fitch, has been and continues to be a leading tourist and retiree destination. Florida's growing population and manageable debt load are just two of the factors that will help Florida remain a solid investment. Led by the service, construction and trade sectors, job growth in Florida has rebounded from the lows of 1991-1992 and is projected to be almost double the national average for 1996. Tourism was back in 1995 after it had suffered in the prior two years due to hurricane Andrew and a rash of violent crimes involving foreign tourists.


Georgia's state government is enjoying very robust fiscal health as evidenced by the ratings given to General Obligations Bonds issued on April 1, 1997, which were rated by Moody's as "Aaa", "AA+ with a positive outlook" by Standard & Poors, and "AAA" by Fitch. The Federal Reserve Bank of Atlanta predicts that 1997 will be a very good year for Georgia in terms of economic growth. However, a comparison to economic performance for the state in 1996 will be somewhat distorted because of the estimated $3 billion boost to the state economy from the 1996 Summer Olympic Games. The Olympic Games served to value-add to the basic strength of the Georgia economy, which is expected to continue to flourish in the near term by the expansion of existing business and by the continued in-migration of new business from around the United States and from around the world.

Maryland is one of the wealthiest states in the U.S. and has been rated "Aa" by Moody's, and "AA" by S&P, despite the contraction of government and defense related industries. Maryland's economic base is highly diversified with a lower than average dependence on manufacturing. Slow growth in Maryland is expected to continue, as government cutbacks and downsizing reduce the employment opportunities within the state. Debt ratios are moderate and, with Maryland ranked sixth in per capita income, it's no surprise that income taxes and highway use taxes provide the vast majority of support for general obligation debt. As defense cutbacks continue, Maryland's dependence on income taxes could depress growth within the state below national levels.

North Carolina, rated "Aaa" by Moody's, and "AAA" by both S&P and Fitch, has benefited from an inflow of people as well as businesses. This is due in part to North Carolina's affordable housing, above-average growth in per capita income and below-average cost of doing business. North Carolina's textile industry has begun to give way to the high-tech and financial sectors, as evidenced by the title of "Banking Center of the South." Consequently, high wage job growth has been expanding at a pace greater than national averages and is expected to continue to do so for the foreseeable future.

The dominance of the manufacturing sector has been both a positive and negative side for South Carolina. On the positive side, the expansion of manufacturing, specifically autos and related parts, has lessened the impact of the naval base closure in Charleston and provided a much needed infusion of new jobs. On the negative side, the cyclical nature of South Carolina's manufacturing economy has kept per capita income below national and regional levels. That said, South Carolina's low debt burden, strong security arrangements and lack of credit extension have led to a "Aaa" rating by Moody's, "AAA" rating by S&P and a "AAA" rating by Fitch, for the state. Combine this with a conservative plan of finance, and South Carolina


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looks to be in a very strong financial position, despite its reliance on the manufacturing sector.


Tennessee's very low debt burden, nearly exclusive use of general obligation debt and conservative financial policies all combine to give the state of Tennessee a "Aaa" rating by Moody's, "AA+" rating by S&P, and a "AAA" rating by Fitch. Tennessee's economy remains in a developing mode, as the state continues to shift its growth in manufacturing output to autos (Tennessee ranks third in the nation in automobile production) and related products from textiles. Tennessee relies on sales tax revenues as a main source of funds. This could prove to be a limiting factor were it not for Tennessee's strong pattern of job growth and growing population.


Texas has proven its ability to adapt and rebound to a changing economic environment, both within the state and abroad. Texas has also historically taken a conservative approach to financial management, as is reflected in the state's "Aa" rating by Moody's, "AA" rating by S&P, and "AA+" rating by Fitch. Although Texas has consistently led the U.S. in employment growth, unemployment in Texas is above the national average. This is due, in part, to the heavy migration into the state (in 1994 Texas replaced New York as the second most populous state). The mix of job growth in Texas provides a strong base for sustainable growth because the new jobs are largely in industries with bright prospects for future growth, such as knowledge-based services and manufacturing.

The state of Virginia has earned its "Aa2" rating by Moody's and "AA" rating by S&P and Fitch, by having a low relative tax rate, high per capita income and strong growth in service sector jobs. A very high share of Virginia's population is college educated, so it's no surprise that Virginia has the highest per capita income of any of the southern states. Virginia has experienced strong growth in the labor force and benefits from a low unemployment rate. Although it has a large exposure to defense and related industries, Virginia's prudent financial management and low debt burden should help to insulate it from any government cutbacks in those areas.


There can be no assurance that the economic conditions on which the above ratings for a specific state are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. More detailed information about matters relating to each of the State Intermediate Municipal Bond Funds and State Municipal Bond Funds is contained in the SAI.


OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.

REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.

REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by


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a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 30% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.

SHORT-TERM TRUST OBLIGATIONS: Certain of the Funds may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by the trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.


STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: The Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.


U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S.


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Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association, some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. Certain Funds may invest in securities with demand features where (a) the security or its issuer has received a short-term rating from an NRSRO; and (b) the issuer of the demand feature, or another institution, undertakes to notify promptly the holder of the security in the event that the demand feature is substituted with a demand feature provided by another issuer. (Note, however, that certain securities first issued on or before June 3, 1996 are not subject to these rating and notice requirements.) An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

Appendix B -- Description Of Ratings


The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and eco-

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     nomic conditions than debt in higher-rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest four ratings used by Moody's for corporate and municipal bonds, each of which denotes that the securities are investment grade.

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

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The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely pay-

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ment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

The following summarizes the three highest rating categories used by Fitch for short-term obligations, each of which denotes securities that are investment grade:


     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

The following summarizes the four highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

     A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the two highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.


     A1 -- Obligations supported by the highest capacity for timely repayment.

Prospectus


                                  INVESTOR A SHARES
                                     AUGUST 1, 1997



This Prospectus describes the investment portfolio listed in the column to the right, (each a "Fund" and collectively, the "Funds") of Nations Fund
Trust, Nations Fund, Inc. and Nations Fund
Portfolios, Inc. ("Nations Portfolios"), each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations
Funds Family"). This Prospectus describes one class of shares of the Funds -- Investor A Shares.



NATIONS PRIME FUND (THE "MONEY MARKET FUND") SEEKS
TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE.



INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER
INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND
THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET
FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET
VALUE OF $1.00 PER SHARE.



This Prospectus sets forth concisely the information about the Funds that prospective purchasers of Investor A Shares should consider before investing. Investors should read this Prospectus and retain it for future reference.
Additional information about Nations Fund Trust,
Nations Fund, Inc. and Nations Portfolios is contained in separate Statements of Additional
Information (the "SAIs"), that have been filed with the Securities and Exchange Commission (the "SEC") and are available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAIs for Nations
Fund Trust, Nations Fund, Inc. and Nations
Portfolios, each dated August 1, 1997, are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to certain of the Funds, and Gartmore Global Partners ("Gartmore") is investment sub-adviser to certain other Funds. As used herein the term "Adviser" shall mean NBAI, TradeStreet, and/or Gartmore as the context may require.



SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.



NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

MONEY MARKET FUND


Nations Prime Fund



EQUITY FUNDS


Nations Value Fund


Nations Equity Income Fund


Nations Capital Growth Fund


Nations Emerging Growth Fund


Nations Small Company Growth Fund


Nations Disciplined Equity Fund


Nations International Equity Fund


Nations International Growth Fund


Nations Emerging Markets Fund


Nations Pacific Growth Fund



INDEX FUNDS
Nations Managed Index Fund


Nations Managed SmallCap Index Fund


Nations Managed Value Index Fund


Nations Managed SmallCap Value Index Fund



BOND FUNDS
Nations Global Government Income Fund


Nations Short-Term Income Fund


Nations Short-Intermediate Government Fund


Nations Government Securities Fund


Nations Strategic Fixed Income Fund


Nations Diversified Income Fund


                                                     For Fund information call:
                                                     1-800-321-7854

                                                     Nations Funds
                                                     c/o Stephens Inc.
                                                     One NationsBank Plaza
                                                     33rd Floor
                                                     Charlotte, NC 28255

NF-97218-897

                             Table  Of  Contents

About The Funds

                             Prospectus Summary                                3


                             Expenses Summary                                  6



                             Financial Highlights                             10



                             Objectives                                       31



                             How Objectives Are Pursued                       32



                             How Performance Is Shown                         52



                             How The Funds Are Managed                        56



                             Organization And History                         64


About Your Investment



                             How To Buy Shares                                67



                             How To Redeem Shares                             69



                             How To Exchange Shares                           72



                             Shareholder Servicing And Distribution Plans     73



                             How The Funds Value Their Shares                 75



                             How Dividends And Distributions Are Made;
                             Tax Information                                  76



                             Appendix A -- Portfolio Securities               78



                             Appendix B -- Description Of Ratings             90



                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS,
                             OR IN THE FUNDS' SAIS INCORPORATED HEREIN BY
                             REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANIES: Open-end management investment companies.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:


(Bullet) MONEY MARKET FUND:



         (Bullet) Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.



(Bullet) EQUITY FUNDS:



         (Bullet) Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.



         (Bullet) Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields.



         (Bullet) Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.




         (Bullet) Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.





         (Bullet) Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.





        (Bullet) Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.





        (Bullet) Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.





        (Bullet) Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.




        (Bullet) Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.




        (Bullet) Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

(Bullet) INDEX FUNDS:



         (Bullet) Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.




         (Bullet) Nations Managed SmallCap Index Fund's objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



         (Bullet) Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index.




         (Bullet) Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index.



(Bullet) BOND FUNDS:



         (Bullet) Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.




         (Bullet) Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.


         (Bullet) Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (Bullet) Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (Bullet) Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

         (Bullet) Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.


(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., and Gartmore Global Partners provide sub-advisory services to the Funds. See "How The Funds Are Managed."



(Bullet) DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are also declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Managed Index Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. All other Equity Funds and Index Funds declare and pay dividends from net investment income each calendar quarter. The Money Market Fund and the Bond Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.



(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Fund holds may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index (as defined below) and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue. Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are
         Pursued -- Risk Considerations" and "Appendix A -- Portfolio
         Securities."



         Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund are designed for long-term investors seeking international diversification and who are willing to bear the risks associated with international investing, such as foreign currency fluctuations and economic and political risks. For a discussion of these factors, see "How Objectives Are Pursued -- Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund."


(Bullet) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction-Individual Retirement Accounts. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."

   Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Investor A Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Investor A Shares of the indicated Fund over specified periods.


INVESTOR A SHARES


                                                                  Nations Prime      Nations Value     Nations Equity
SHAREHOLDER TRANSACTION EXPENSES                                      Fund               Fund            Income Fund
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)                                                        None               None               None
Maximum Deferred Sales Charge (as a percentage of the lower of
  the original purchase price or redemption proceeds)1                   None               None               None
Redemption Fees Payable to the Fund2                                     None               None               None

                                                                 Nations Capital
SHAREHOLDER TRANSACTION EXPENSES                                   Growth Fund
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)                                                        None
Maximum Deferred Sales Charge (as a percentage of the lower of
  the original purchase price or redemption proceeds)1                   None
Redemption Fees Payable to the Fund2                                     None



ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average
  net assets)


Management Fees (After Fee Waivers)                                       .16%               .75%               .67%
Rule 12b-1 Fees (including shareholder servicing fees)                    .10%               .25%               .25%
Other Expenses                                                            .39%               .19%               .22%
Total Operating Expenses (After Fee Waivers)                              .65%              1.19%              1.14%

Management Fees (After Fee Waivers)                                       .75%
Rule 12b-1 Fees (including shareholder servicing fees)                    .25%
Other Expenses                                                            .21%
Total Operating Expenses (After Fee Waivers)                             1.21%


                                                                                                     Nations Small
                                                                                Nations Emerging    Company Growth
SHAREHOLDER TRANSACTION EXPENSES                                                   Growth Fund           Fund

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)              None               None
Maximum Deferred Sales Charge (as a percentage of the lower of the original
  purchase price or redemption proceeds)1                                                None               None
Redemption Fees Payable to the Fund2                                                     1.00%              1.00%

                                                                                     Nations
                                                                                   Disciplined
SHAREHOLDER TRANSACTION EXPENSES                                                   Equity Fund
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)              None
Maximum Deferred Sales Charge (as a percentage of the lower of the original
  purchase price or redemption proceeds)1                                                None
Redemption Fees Payable to the Fund2                                                     1.00%



ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average
  net assets)


Management Fees (After Fee Waivers)                                                       .75%               .75%
Rule 12b-1 Fees (including shareholder servicing fees)                                    .25%               .25%
Other Expenses                                                                            .23%               .20%
Total Operating Expenses (After Fee Waivers)                                             1.23%              1.20%

Management Fees (After Fee Waivers)                                                       .75%
Rule 12b-1 Fees (including shareholder servicing fees)                                    .25%
Other Expenses                                                                            .25%
Total Operating Expenses (After Fee Waivers)                                             1.25%



1 Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."


2 There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."

INVESTOR A SHARES


                                                                   Nations            Nations
                                                                International      International    Nations Emerging
SHAREHOLDER TRANSACTION EXPENSES                                 Equity Fund        Growth Fund       Markets Fund
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)                                                      None               None               None
Maximum Deferred Sales Charge (as a percentage of the lower
  of the original purchase price or redemption proceeds)1              None               None               None
Redemption Fees Payable to the Fund2                                   1.00%              1.00%              1.00%


                                                               Nations Pacific
SHAREHOLDER TRANSACTION EXPENSES                                 Growth Fund
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)                                                      None
Maximum Deferred Sales Charge (as a percentage of the lower
  of the original purchase price or redemption proceeds)1              None
Redemption Fees Payable to the Fund2                                   1.00%



ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average
  net assets)


Management Fees                                                         .90%               .90%              1.10%
Rule 12b-1 Fees (including shareholder servicing fees)                  .25%               .25%               .25%
Other Expenses                                                          .26%               .22%               .64%
Total Operating Expenses                                               1.41%              1.37%              1.99%

Management Fees                                                         .90%
Rule 12b-1 Fees (including shareholder servicing fees)                  .25%
Other Expenses                                                          .52%
Total Operating Expenses                                               1.67%



1 Certain Investor A Shares purchased in the amount of $1,000,000 or more are subject to a Deferred Sales Charge if redeemed within one year of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."


2 There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."



INVESTOR A SHARES


                                                                         Nations                               Nations
                                                                         Managed            Nations            Managed
                                                  Nations Managed    SmallCap Index      Managed Value     SmallCap Value
SHAREHOLDER TRANSACTION EXPENSES                    Index Fund            Fund            Index Fund         Index Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None               None               None               None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)1                                None               None               None               None
Redemption Fees Payable to the Fund2                      1.00%              1.00%              1.00%              1.00%


                                                  Nations Global
                                                    Government
SHAREHOLDER TRANSACTION EXPENSES                    Income Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)1                                None
Redemption Fees Payable to the Fund2                      1.00%



ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average
  net assets)


Management Fees (After Fee Waivers)                        .30%               .30%               .30%               .30%
Rule 12b-1 Fees (including shareholder
  servicing fees)                                          .25%               .25%               .25%               .25%
Other Expenses                                             .20%               .20%               .20%               .20%
Total Operating Expenses (After Fee Waivers)               .75%               .75%               .75%               .75%

Management Fees (After Fee Waivers)                        .70%
Rule 12b-1 Fees (including shareholder
  servicing fees)                                          .25%
Other Expenses                                             .56%
Total Operating Expenses (After Fee Waivers)              1.51%



1 Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."


2 There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."

INVESTOR A SHARES


                                                                     Nations Short-         Nations
                                                  Nations Short-      Intermediate        Government      Nations Strategic
SHAREHOLDER TRANSACTION EXPENSES                 Term Income Fund    Government Fund    Securities Fund   Fixed Income Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None               None               None               None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)1                                None               None               None               None
Redemption Fees Payable to the Fund2                      None               1.00%              1.00%              1.00%

                                                      Nations
                                                    Diversified
SHAREHOLDER TRANSACTION EXPENSES                    Income Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)1                                None
Redemption Fees Payable to the Fund2                      1.00%



ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average
  net assets)


Management Fees (After Fee Waivers)                        .30%               .40%               .50%               .50%
Rule 12b-1 Fees (including shareholder
  servicing fees) (After Fee Waivers)                      .20%2              .20%               .25%               .20%
Other Expenses                                             .25%               .22%               .30%               .20%
Total Operating Expenses (After Fee Waivers)               .75%               .82%              1.05%               .90%
Management Fees (After Fee Waivers)                        .50%
Rule 12b-1 Fees (including shareholder
  servicing fees) (After Fee Waivers)                      .25%
Other Expenses                                             .25%
Total Operating Expenses (After Fee Waivers)              1.00%



1 Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."


2 There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."


3 Shareholder servicing fees for Nations Short-Term Income Fund are paid pursuant to a separate Shareholder Servicing Plan. See "Shareholder Servicing And Distribution Plans."



EXAMPLES:



You would pay the following expenses on a $1,000 investment in Investor A Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.


                                                                         Nations Value     Nations Equity     Nations Capital
                                                  Nations Prime Fund         Fund            Income Fund        Growth Fund
1 Year                                                 $       7           $      12          $      12          $      12
3 Years                                                $      21           $      38          $      36          $      38
5 Years                                                $      36           $      65          $      63          $      66
10 Years                                               $      81           $     144          $     139          $     147

                                                  Nations Emerging
                                                     Growth Fund
1 Year                                                $      13
3 Years                                               $      39
5 Years                                               $      68
10 Years                                              $     149

                                                              Nations              Nations              Nations
                                      Nations Small         Disciplined         International        International
                                   Company Growth Fund      Equity Fund          Equity Fund          Growth Fund
1 Year                                  $      12            $      13            $      14            $      14
3 Years                                 $      38            $      40            $      45            $      43
5 Years                                 $      66            $      69            $      77            $      75
10 Years                                $     145            $     151            $     169            $     165

                                         Nations
                                        Emerging
                                      Markets Fund
1 Year                                  $      20
3 Years                                 $      62
5 Years                                 $     107
10 Years                                $     232


                                     Nations Pacific      Nations Managed      Nations Managed      Nations Managed
                                       Growth Fund          Index Fund       SmallCap Index Fund   Value Index Fund

1 Year                                  $      17            $       8            $       8            $       8
3 Years                                 $      53            $      24            $      24            $      24
5 Years                                 $      91            $      42            $      42                  N/A
10 Years                                $     198            $      93            $      93                  N/A

                                     Nations Managed
                                     SmallCap Value
                                       Index Fund
1 Year                                  $       8
3 Years                                 $      24
5 Years                                       N/A
10 Years                                      N/A


                                     Nations Global       Nations Short-       Nations Short-
                                       Government           Term Income         Intermediate      Nations Government
                                       Income Fund             Fund            Government Fund      Securities Fund

1 Year                                  $      15            $       8            $       8            $      11
3 Years                                 $      48            $      24            $      26            $      33
5 Years                                 $      82            $      42            $      46            $      58
10 Years                                $     180            $      93            $     101            $     128


                                    Nations Strategic   Nations Diversified
                                    Fixed Income Fund       Income Fund
1 Year                                  $       9            $      10
3 Years                                 $      29            $      32
5 Years                                 $      50            $      55
10 Years                                $     111            $     122



The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor A Shares of the Funds will bear either directly or indirectly. Certain figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fees waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plans."

Absent fee waivers, "Management Fees" and "Total Operating Expenses" for Investor A Shares of the indicated Fund would have been as follows: Nations Prime Fund -- .20% and .69%, respectively; Nations Small Company Growth
Fund -- 1.00% and 1.45%, respectively; Nations Managed Index Fund -- .50% and
 .95%, respectively; Nations Managed SmallCap Index Fund -- .50%, and .95%, respectively ; Nations Managed Value Index -- .50% and .95%, respectively; and Nations Managed SmallCap Value Index Fund -- .50% and .95%, respectively. Absent fee waivers, "Management Fees," "Rule 12b-1 Fees" and "Total Operating Expenses" for Investor A Shares of the indicated Fund would have been as follows: Nations Short-Term Income Fund -- .60%, .25% and 1.10%, respectively; Nations Short-Intermediate Government Fund -- .60%, .25% and 1.07%, respectively; Nations Strategic Fixed Income Fund -- .60%, .25% and 1.05%, respectively. Absent fee waivers, "Management Fees" and "Total Operating Expenses" for Investor A Shares of the indicated Fund would have been: Nations Government Securities Fund -- .64% and 1.19%, respectively; and Nations Diversified Income Fund -- .60% and 1.10%, respectively.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Financial Highlights


The financial information on the following pages has been derived from the audited financial statements of Nations Fund Trust, Nations Fund, Inc., and Nations Fund Portfolios, Inc. Price Waterhouse LLP is the independent accountant to Nations Fund Trust, Nations Fund, Inc., and Nations Fund Portfolios, Inc. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund Trust, Nations Fund, Inc., and Nations Fund Portfolios, Inc. accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. For more information see "Organization And History." Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and financial statements audited by the Funds' independent accountant. Financial Highlights for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund are not provided below because neither Fund had yet commenced operations during the period indicated below.



Information for Investor A Shares of Nations International Growth Fund and Nations Small Company Growth Fund has been derived from the audited financial statements dated May 16, 1997 for the Class A Shares of The Pilot Funds' Pilot International Equity Fund and Pilot Small Capitalization Equity Fund, the predecessor funds to Nations International Growth Fund and Nations Small Company Growth Fund, respectively. This information has been audited by Arthur Andersen LLP and is provided to help you understand the historical performance of the Funds and their predecessors. The reports of Arthur Andersen LLP accompany the financial statements dated May 16, 1997 and are incorporated by reference in the SAI, which is available upon request.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT THIS PERIOD


NATIONS PRIME FUND


                                    YEAR         PERIOD         YEAR           YEAR           YEAR            YEAR
                                   ENDED         ENDED          ENDED          ENDED          ENDED          ENDED
INVESTOR A SHARES                 03/31/97    03/31/96(a)     05/31/95        5/31/94        5/31/93        5/31/92
Operating performance:
Net asset value, beginning of
  period                         $    1.00     $    1.00     $    1.00      $    1.00      $    1.00      $    1.00
Net investment income               0.0485        0.0438        0.0475         0.0283         0.0293         0.0470
Dividends from net investment
  income                           (0.0485)      (0.0438)      (0.0475)       (0.0283)       (0.0293)       (0.0470)
Total dividends and
  distributions                    (0.0485)      (0.0438)      (0.0475)       (0.0283)       (0.0293)       (0.0470)
Net asset value, end of period   $    1.00     $    1.00     $    1.00      $    1.00      $    1.00      $    1.00
Total return++                        4.96%         4.48%         4.85%          2.86%          2.97%          4.81%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                         $1,157,724    $1,099,490    $ 698,358      $ 511,833      $ 306,376      $ 281,101
Ratio of operating expenses to
  average net assets                  0.65%         0.65%+        0.75%          0.65%          0.65%          0.65%
Ratio of net investment income
  to average net assets               4.86%         5.27%+        4.78%          2.85%          2.90%          4.67%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                      0.70%         0.72%+        0.83%          0.72%          0.71%          0.77%
Net investment income per
  share without waivers and/or
  expense reimbursements         $  0.0481     $  0.0433     $  0.0467      $  0.0276      $  0.0287      $  0.0458

                                    PERIOD
                                    ENDED
INVESTOR A SHARES                  5/31/91*
Operating performance:
Net asset value, beginning of
  period                         $    1.00
Net investment income               0.0617
Dividends from net investment
  income                           (0.0617)
Total dividends and
  distributions                    (0.0617)
Net asset value, end of period   $    1.00
Total return++                        7.31%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                         $ 144,202
Ratio of operating expenses to
  average net assets                  0.65%+
Ratio of net investment income
  to average net assets               6.69%+
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                      0.79%+
Net investment income per
  share without waivers and/or
  expense reimbursements         $  0.0603



 * Nations Prime Fund Investor A Shares commenced operations on July 16, 1990.


 + Annualized.


 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.


+++ Unaudited.


 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS VALUE FUND


                           YEAR           PERIOD           YEAR            YEAR           YEAR            YEAR
                          ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
INVESTOR A SHARES        03/31/97      03/31/96(a)       11/30/95        11/30/94       11/30/93        11/30/92
Operating
  performance:
Net asset value,
  beginning of
  period                $   16.60       $   16.21       $   12.98      $   13.72       $   12.45      $   11.16
Net investment
  income                     0.21            0.05            0.23           0.20            0.22           0.26
Net realized and
  unrealized
  gain/(loss) on
  investments                2.70            1.06            3.92          (0.20)           1.35           1.59
Net
 increase/(decrease)
  in net asset value
  from operations            2.91            1.11            4.15           0.00            1.57           1.85
Distributions:
Dividends from net
  investment income         (0.22)          (0.10)          (0.25)         (0.20)          (0.21)         (0.27)
Distributions from
  net realized
  capital gains             (1.42)          (0.62)          (0.67)         (0.54)          (0.09)         (0.29)
Total dividends and
  distributions             (1.64)          (0.72)          (0.92)         (0.74)          (0.30)         (0.56)
Net asset value, end
  of period             $   17.87       $   16.60       $   16.21      $   12.98       $   13.72      $   12.45
Total return++              17.80%           7.07%          34.22%         (0.17)%         12.80%         16.96%+++
Ratios to average
  net
 assets/supplemental
  data:
Net assets, end of
  period (in 000's)     $  70,305       $  54,341       $  48,440      $  35,445       $  32,607      $  24,536
Ratio of operating
  expenses to
  average net assets         1.22%(c)        1.21%+          1.19%          1.18%           1.21%          1.06%
Ratio of net
  investment income
  to average net
  assets                     1.26%           1.05%+          1.65%          1.60%           1.73%          2.15%
Portfolio turnover
  rate                         47%             12%             63%            75%             64%            60%
Ratio of operating
  expenses to
  average net assets
  without waivers
  and/or expense
  reimbursements             1.22%(c)        1.21%+          1.19%          1.18%           1.22%          1.15%
Net investment
  income per share
  without waivers
  and/or expense
  reimbursements        $    0.21%(c)   $    0.05       $    0.23      $    0.21       $    0.22      $    0.25
Average commission
  rate paid (b)         $  0.0649       $  0.0648             N/A            N/A             N/A            N/A

                           YEAR            PERIOD
                           ENDED            ENDED
INVESTOR A SHARES        11/30/91         11/30/90*
Operating
  performance:
Net asset value,
  beginning of
  period               $    9.71        $   10.04
Net investment
  income                    0.34             0.35
Net realized and
  unrealized
  gain/(loss) on
  investments               1.47            (0.36)
Net
 increase/(decrease)
  in net asset value
  from operations           1.81            (0.01)
Distributions:
Dividends from net
  investment income        (0.36)           (0.32)
Distributions from
  net realized
  capital gains               --               --
Total dividends and
  distributions            (0.36)           (0.32)
Net asset value, end
  of period            $   11.16        $    9.71
Total return++             18.79%+++        (0.16)%+++
Ratios to average
  net
 assets/supplemental
  data:
Net assets, end of
  period (in 000's)    $  13,514        $   7,020
Ratio of operating
  expenses to
  average net assets        0.53%            0.21%+
Ratio of net
  investment income
  to average net
  assets                    3.33%            4.19%+
Portfolio turnover
  rate                        51%              24%
Ratio of operating
  expenses to
  average net assets
  without waivers
  and/or expense
  reimbursements            0.99%            1.11%+
Net investment
  income per share
  without waivers
  and/or expense
  reimbursements       $    0.30        $    0.26
Average commission
  rate paid (b)              N/A              N/A



 * Nations Value Fund Investor A Shares commenced operations on December 6,
   1989.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


+++ Unaudited.


 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.


 (b) Average commission rate paid per share of securities purchased and sold by the Fund.


 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS EQUITY INCOME FUND


                                     YEAR           PERIOD           YEAR           YEAR           YEAR            YEAR
                                    ENDED           ENDED           ENDED           ENDED          ENDED          ENDED
INVESTOR A SHARES                  03/31/97      03/31/96 (a)      05/31/95       05/31/94       05/31/93        05/31/92
Operating performance:
Net asset value, beginning of
  period                         $   13.11       $   11.78       $   11.41        $   12.02      $   11.40     $   10.19
Net investment income                 0.36            0.27            0.40             0.37           0.34          0.29
Net realized and unrealized
  gain on investments                 1.58            1.77            1.10             0.21           1.05          1.27
Net increase in net asset
  value from operations               1.94            2.04            1.50             0.58           1.39          1.56
Distributions:
Dividends from net investment
  income                             (0.38)          (0.34)          (0.40)           (0.38)         (0.32)        (0.28)
Distributions from net
  realized capital gains             (2.41)          (0.37)          (0.73)           (0.81)         (0.45)        (0.07)
Total dividends and
  distributions                      (2.79)          (0.71)          (1.13)           (1.19)         (0.77)        (0.35)
Net asset value, end of period   $   12.26       $   13.11       $   11.78        $   11.41      $   12.02     $   11.40
Total return++                       15.30%          17.75%          14.53%            4.74%         12.78%        15.59%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                         $  47,891       $  42,606       $  35,538        $  33,691      $  32,760     $   3,418
Ratio of operating expenses to
  average net assets                  1.16%(c)        1.15%+          1.17%            1.19%          1.17%         1.35%
Ratio of net investment income
  to average net assets               2.84%           2.59%+          3.50%            3.16%          3.12%         2.90%
Portfolio turnover rate                102%             59%            158%             116%            55%           84%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                      1.16%(c)        1.15%+          1.18%            1.20%          1.29%         2.46%
Net investment income/(loss)
  per share without waivers
  and/or expense
  reimbursements                 $    0.36(c)    $    0.27       $    0.40        $    0.37      $    0.33     $    0.18
Average commission rate paid
  (b)                            $  0.0609       $  0.0287             N/A              N/A            N/A           N/A

                                    PERIOD
                                    ENDED
INVESTOR A SHARES                 05/31/91*
Operating performance:
Net asset value, beginning of
  period                         $   10.04
Net investment income                 0.05
Net realized and unrealized
  gain on investments                 0.10
Net increase in net asset
  value from operations               0.15
Distributions:
Dividends from net investment
  income                                --
Distributions from net
  realized capital gains                --
Total dividends and
  distributions                         --
Net asset value, end of period   $   10.19
Total return++                        1.49%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                         $     497
Ratio of operating expenses to
  average net assets                  1.37%+
Ratio of net investment income
  to average net assets               3.40%+
Portfolio turnover rate                  9%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                     15.09%+
Net investment income/(loss)
  per share without waivers
  and/or expense
  reimbursements                 $   (1.30)
Average commission rate paid
  (b)                                  N/A



 * Nations Equity Income Fund Investor A Shares commenced operations on April 16, 1991.



 + Annualized.



 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.



+++ Unaudited.



 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.



 (b) Average commission rate paid per share of securities purchased and sold by the Fund.



 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS CAPITAL GROWTH FUND


                                        YEAR            PERIOD            YEAR             YEAR             YEAR
                                        ENDED            ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                    03/31/97##       03/31/96(a)       11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of
  period                             $   13.41        $   14.22        $   11.21        $   11.06         $   10.67
Net investment income/(loss)              0.02             0.01             0.06             0.07              0.07
Net realized and unrealized gain
  on investments                          1.65             0.38             3.28             0.14              0.41
Net increase in net asset value
  from operations                         1.67             0.39             3.34             0.21              0.48
Distributions:
Dividends from net investment
  income                                 (0.02)           (0.01)           (0.07)           (0.06)            (0.08)
Distributions from net realized
  capital gains                          (3.39)           (1.19)           (0.26)           (0.00)(b)         (0.01)
Total dividends and distributions        (3.41)           (1.20)           (0.33)           (0.06)            (0.09)
Net asset value, end of period       $   11.67        $   13.41        $   14.22        $   11.21         $   11.06
Total return++                           11.58%            3.02%           30.70%            1.93%             4.56%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $  20,465        $  18,311        $  16,770        $  11,038         $  11,182
Ratio of operating expenses to
  average net assets                      1.21%(d)         1.21%+           1.23%            1.15%             1.05%
Ratio of net investment
  income/(loss) to average net
  assets                                  0.14%            0.13%+           0.46%            0.60%             0.59%
Portfolio turnover rate                     75%              25%              80%              56%               81%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.21%            1.21%+           1.23%            1.16%             1.14%
Net investment income/(loss) per
  share without waivers and/or
  expense reimbursements             $    0.02        $    0.01        $    0.06        $    0.07         $    0.06
Average commission rate paid (c)     $  0.0604        $  0.0632              N/A              N/A               N/A

                                        PERIOD
                                         ENDED
INVESTOR A SHARES                      11/30/92*
Operating performance:
Net asset value, beginning of
  period                             $   10.00
Net investment income/(loss)              0.01
Net realized and unrealized gain
  on investments                          0.66#
Net increase in net asset value
  from operations                         0.67
Distributions:
Dividends from net investment
  income                                    --
Distributions from net realized
  capital gains                             --
Total dividends and distributions           --
Net asset value, end of period       $   10.67
Total return++                            6.70%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $   1,225
Ratio of operating expenses to
  average net assets                      0.55%+
Ratio of net investment
  income/(loss) to average net
  assets                                  1.08%+
Portfolio turnover rate                      7%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.30%+
Net investment income/(loss) per
  share without waivers and/or
  expense reimbursements             $    0.00(b)
Average commission rate paid (c)           N/A



 * Nations Capital Growth Fund Investor A Shares commenced operations on October 2, 1992.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


+++ Unaudited.


 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.


## Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since use of the undistributed income method did not accord with results of operations.


 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.


 (b) Amount represents less than $0.01 per share.


 (c) Average commission rate paid per share of securities purchased and sold by the Fund.


 (d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS EMERGING GROWTH FUND


                                                      YEAR             PERIOD              YEAR               YEAR
                                                      ENDED             ENDED              ENDED              ENDED
INVESTOR A SHARES                                   03/31/97#       03/31/96#(a)         11/30/95           11/30/94#
Operating performance:
Net asset value, beginning of period               $   13.91         $   14.17          $   11.35           $   10.85
Net investment income/(loss)                           (0.07)            (0.01)             (0.01)              (0.06)
Net realized and unrealized gain on investments         0.19              1.25               3.23                0.70
Net increase in net asset value from operations         0.12              1.24               3.22                0.64
Distributions:
Distributions from net realized capital gains          (1.34)            (1.50)             (0.40)              (0.14)
Total dividends and distributions                      (1.34)            (1.50)             (0.40)              (0.14)
Net asset value, end of period                     $   12.69         $   13.91          $   14.17           $   11.35
Total return++                                          0.18%             9.80%             29.65%               5.90%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $  12,126         $   7,802          $   5,765           $   3,234
Ratio of operating expenses to average net
  assets                                                1.23%(c)          1.24%+             1.23%               1.26%
Ratio of net investment income/(loss) to
  average net assets                                   (0.51)%           (0.31)%+           (0.17)%             (0.54)%
Portfolio turnover rate                                   93%               39%               139%                129%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursement                                         1.23%(c)          1.24%+             1.23%               1.26%
Net investment income/(loss) per share without
  waivers and/or expense reimbursement             $   (0.07)(c)     $   (0.01)         $   (0.01)          $   (0.05)
Average commission rate paid (b)                   $  0.0562         $  0.0599                N/A                 N/A

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.87
Net investment income/(loss)                           (0.03)
Net realized and unrealized gain on investments         1.02
Net increase in net asset value from operations         0.99
Distributions:
Distributions from net realized capital gains          (0.01)
Total dividends and distributions                      (0.01)
Net asset value, end of period                     $   10.85
Total return++                                          9.99%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   2,095
Ratio of operating expenses to average net
  assets                                                1.05%+
Ratio of net investment income/(loss) to
  average net assets                                   (0.40)%+
Portfolio turnover rate                                  159%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursement                                         1.26%+
Net investment income/(loss) per share without
  waivers and/or expense reimbursement             $   (0.04)
Average commission rate paid (b)                         N/A



 * Nations Emerging Growth Fund Investor A Shares commenced operations on December 10, 1992.



 + Annualized.



 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.



 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.



 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.



(b) Average commission rate paid per share of securities purchased and sold by the Fund.



 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS SMALL COMPANY GROWTH FUND



                                                                                           PERIOD             PERIOD
                                                                                            ENDED              ENDED
INVESTOR A SHARES*                                                                        05/16/97          08/31/96(a)
Operating performance:
Net asset value, beginning of the period                                                 $   10.64          $   10.00
Net investment income                                                                         0.03               0.05
Net realized and unrealized gain on investments and futures                                   1.46               0.64
Total income from investment activities                                                       1.49               0.69
Distributions from net investment income                                                     (0.03)             (0.05)
Distributions from Net Realized Gains                                                        (0.05)                --
Total Distributions                                                                          (0.08)             (0.05)
Net asset value at the end of the period                                                 $   12.05          $   10.64
Total return (b)                                                                             13.98%              6.88%
Ratio of expenses to average net assets                                                       1.23%(c)           1.25%(c)
Ratio of net investment income to average net assets                                          0.30%(c)           0.66%(c)
Portfolio turnover rate (e)                                                                     48%                31%
Net assets at end of period (in 000's)                                                   $   3,697          $   2,611
Ratio of expenses to average net assets (assuming no waiver or expense
  reimbursements)                                                                             1.66%(c)           1.65%(c)
Ratio of net investment income to average net assets (assuming no waiver or expense
  reimbursements)                                                                             0.13%(c)           0.26%(c)
Average Commission Rate (d)                                                              $   .0323          $   .0340



 * Investor A Shares of Nations Small Company Growth Fund were formerly Class A Shares of the Pilot Small Capitalization Equity Fund, a predecessor portfolio.


 (a) Share activity commenced December 12, 1995.


(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken for Class A Shares. Total return is not annualized.


 (c) Annualized.


 (d) The average commission rate represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.


 (e) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS DISCIPLINED EQUITY FUND


                                                      YEAR            PERIOD             YEAR             PERIOD
                                                      ENDED            ENDED            ENDED              ENDED
INVESTOR A SHARES                                   03/31/97        03/31/96(a)        11/30/95          11/30/94*
Operating performance:
Net asset value, beginning of period               $   17.16        $   17.04         $   13.06          $   13.30
Net investment income/(loss)                            0.08             0.04              0.09               0.00(b)
Net realized and unrealized gain/(loss) on
  investments                                           2.80             0.35              3.96              (0.23)#
Net increase/(decrease) in net asset value from
  operations                                            2.88             0.39              4.05              (0.23)
Distributions:
Dividends from net investment income                   (0.09)           (0.04)            (0.07)             (0.01)
Distributions from net realized capital gains          (1.51)           (0.23)               --                 --
Return of capital                                         --               --                --              (0.00)(b)
Total dividends and distributions:                     (1.60)           (0.27)            (0.07)             (0.01)
Net asset value, end of period                     $   18.44        $   17.16         $   17.04          $   13.06
Total return++                                         16.76%            2.35%            31.05%             (1.71)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   6,837        $   4,722         $   3,234          $     252
Ratio of operating expenses to average net
  assets                                                1.29%(d)         1.12%+            1.40%              1.23%+
Ratio of net investment income/(loss) to
  average net assets                                    0.45%            0.72%+            0.75%              0.02%+
Portfolio turnover rate                                  120%              47%              124%               177%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.29%            1.12%+            1.40%              1.66%+
Net investment income/(loss) per share without
  waivers and/or expense reimbursements            $    0.08        $    0.04         $    0.09          $   (0.07)
Average commission rate paid (c)                   $  0.0377        $  0.0627               N/A                N/A

                                                      PERIOD
                                                       ENDED
INVESTOR A SHARES                                    04/29/94*
Operating performance:
Net asset value, beginning of period                 $   14.94
Net investment income/(loss)                             (0.04)
Net realized and unrealized gain/(loss) on
  investments                                             1.35
Net increase/(decrease) in net asset value from
  operations                                              1.31
Distributions:
Dividends from net investment income                        --
Distributions from net realized capital gains            (2.95)
Return of capital                                           --
Total dividends and distributions:                       (2.95)
Net asset value, end of period                       $   13.30
Total return++                                            8.31%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                 $     165
Ratio of operating expenses to average net
  assets                                                  1.30%+
Ratio of net investment income/(loss) to
  average net assets                                     (0.62)%+
Portfolio turnover rate                                    475%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                          1.74%+
Net investment income/(loss) per share without
  waivers and/or expense reimbursements              $   (0.07)
Average commission rate paid (c)                           N/A



 * The period for Nations Disciplined Equity Investor A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class B Shares, which were reorganized into Investor A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994. The Capitol Mutual Funds Special Equity Portfolio Class B Shares commenced operations on July 26, 1993.



 + Annualized.



 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.



 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.



 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.



(b) Amount represents less than $0.01 per share.



 (c) Average commission rate paid per share of securities purchased and sold by the Fund.



(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS INTERNATIONAL EQUITY FUND



                                              YEAR            PERIOD             YEAR               YEAR              PERIOD
                                              ENDED            ENDED             ENDED              ENDED              ENDED
INVESTOR A SHARES                           03/31/97#      03/31/96(a)#        05/31/95#          05/31/94#         05/31/93*#
Operating performance:
Net asset value, beginning of period        $   13.39        $   11.67         $   12.00          $   10.56          $   10.38
Net investment income/(loss)                     0.05             0.04              0.11               0.06               0.07
Net realized and unrealized gain/(loss)
  on investments                                 0.11             1.78             (0.20)              1.44               0.21
Net increase/(decrease) in net asset
  value from operations                          0.16             1.82             (0.09)              1.50               0.28
Distributions:
Dividends from net investment income            (0.09)           (0.04)            (0.02)             (0.04)             (0.08)
Distributions in excess of net
  investment income                             (0.00)(c)        (0.04)               --                 --                 --
Distributions from net realized capital
  gains                                         (0.42)           (0.02)            (0.12)             (0.02)             (0.02)
Distributions in excess of net realized
  capital gains                                 (0.03)              --             (0.10)                --                 --
Total dividends and distributions               (0.54)           (0.10)            (0.24)             (0.06)             (0.10)
Net asset value, end of period              $   13.01        $   13.39         $   11.67          $   12.00          $   10.56
Total return++                                   1.08%           15.66%            (0.69)%            14.00%              2.91%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)        $   9,443        $   7,643         $   4,877          $   3,219          $     839
Ratio of operating expenses to average
  net assets                                     1.41%            1.42%+            1.28%              1.42%              1.55%+
Ratio of net investment income/(loss)
  to average net assets                          0.37%            0.40%+            0.92%              0.50%              0.78%+
Portfolio turnover rate                            36%              26%               92%                39%                41%
Ratio of operating expenses to average
  net assets without waivers and/or
  expense reimbursements                           --             1.43%+            1.29%              1.43%              1.62%+
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                                   --        $    0.04         $    0.11          $    0.05          $    0.07
Average commission rate paid (b)            $  0.0279        $  0.0272                --                 --                 --



 * Nations International Equity Fund Investor A Shares commenced operations on June 3, 1992.


 + Annualized.


 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.


 # Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.


(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.


(b) Average commission rate paid per share of securities purchased and sold by the Fund.


 (c) Amount represents less than $0.01 per share.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS INTERNATIONAL GROWTH FUND


                                                                                                              EIGHT
                                         PERIOD            YEAR             YEAR             YEAR             MONTHS
                                          ENDED            ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES*                      05/16/97         08/31/96        08/31/95(i)       08/31/94          08/31/93
Operating performance:
Net asset value at the beginning of
  the period                           $   16.90        $   16.14        $   16.29        $   14.13       $   11.85
Net investment income/(loss)               (0.05)            0.04             0.08(h)          0.07(h)         0.02(h)
Net realized and unrealized capital
  gain/(loss) on investments                2.85             1.69            (0.22)(h)         1.65(h)         2.51(h)
Net realized and unrealized
  gain/(loss) on foreign currency
  related transactions (c)                 (0.95)           (0.12)            0.39(h)          0.59(h)        (0.25)(h)
Total income/(loss) from investment
  activities                                1.85             1.61             0.25             2.31            2.28
Distributions from net investment
  income                                   (0.14)           (0.46)           (0.11)              --              --
Distributions from net realized
  gain on investments and foreign
  currency related transactions            (0.34)           (0.39)           (0.29)           (0.15)             --
Net asset value at the end of the
  period                               $   18.27        $   16.90        $   16.14        $   16.29       $   14.13
Total return (d)                           11.14%(e)        10.40%            1.77%           16.48%          19.24%(e)
Portfolio turnover rate (k)                33.68%           22.31%           35.91%           35.40%          26.65%(g)
Ratio of expenses to average net
  assets                                    1.42%(f)         1.32%            1.42%            1.37%           2.17%(f)
Ratio of net investment
  income/(loss) to average net
  assets                                    0.29%(f)         0.48%            0.50%            0.48%           0.25%(f)
Net assets at end of period (in
  000's)                               $  26,730        $  26,730        $  27,625        $  44,990       $  55,816
Average Commission Rate (j)            $  0.0107        $  0.0160               --               --              --


                                          YEAR
                                          ENDED
INVESTOR A SHARES*                   12/31/92(a)(b)
Operating performance:
Net asset value at the beginning of
  the period                          $   12.29
Net investment income/(loss)               0.04(h)
Net realized and unrealized capital
  gain/(loss) on investments              (0.46)(h)
Net realized and unrealized
  gain/(loss) on foreign currency
  related transactions (c)                   --
Total income/(loss) from investment
  activities                              (0.42)
Distributions from net investment
  income                                  (0.02)
Distributions from net realized
  gain on investments and foreign
  currency related transactions              --
Net asset value at the end of the
  period                              $   11.85
Total return (d)                          (3.42)%
Portfolio turnover rate (k)               58.55%
Ratio of expenses to average net
  assets                                   1.78%
Ratio of net investment
  income/(loss) to average net
  assets                                   0.35%
Net assets at end of period (in
  000's)                              $  56,358
Average Commission Rate (j)                  --



 * Investor A Shares of Nations International Growth Fund were formerly Class A Shares of the Pilot International Equity Fund, a predecessor portfolio.



 (a) Prior to a tax-free reorganization into Pilot Administration shares effective July 12, 1993, the Pilot Kleinwort Benson International Equity Portfolio was a separate portfolio of Kleinwort Benson Investment Strategies known as Kleinwort Benson International Equity Fund. The predecessor portfolio was advised by Kleinwort Benson International Investment Limited and had a December 31 fiscal year end.



 (b) Prior to July 12, 1993, the Pilot Administration shares were not subject to an Administration Plan.



 (c) For years preceding the fiscal year ended August 31, 1993, net realized and unrealized gain/(losses) from foreign currency related transactions were included in net realized and unrealized gain/(losses) from investments. Effective January 1, 1993, realized and unrealized gain/(losses) from foreign currency related transactions are disclosed separately from net realized and unrealized gain/(losses) from investments.



 (d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken for the Class A Shares.



 (e) Not annualized.



 (f) Annualized.



 (g) Excludes the transfer of assets effective on August 6, 1993 from a collective trust for which Boatmen's Trust Company served as trustee.



(h) Calculated based on the average shares outstanding methodology.



 (i) Effective August 21, 1995 the Administration Class Shares were redesignated as the Class A Shares.



 (j) Represents the total dollar amount of commissions paid on security transactions divided by total number of security shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.



 (k) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued and is not annualized.

                                                                YEAR               YEAR               YEAR               YEAR
                                                                ENDED              ENDED              ENDED              ENDED
INVESTOR A SHARES*                                            12/31/91           12/31/90           12/31/89           12/31/88
Operating performance:
Net asset value at the beginning of the period               $   12.65          $   15.58          $   14.66          $   13.21
Net investment income                                             0.06               0.12               0.07              (0.01)
Net realized and unrealized capital gain/(loss) on
  investments                                                     1.36              (2.40)              3.22               2.73
Net realized and unrealized gain/(loss) on foreign
  currency related transactions (c)                                 --                 --                 --                 --
Total income/(loss) from investments                              1.42              (2.28)              3.29               2.72
Distributions from net investment income                         (0.08)             (0.14)             (0.22)                --
Distributions from net realized gain on investments and
  foreign currency related transactions                          (1.70)             (0.51)             (2.15)             (1.27)
Net asset value at the end of the period                     $   12.29          $   12.65          $   15.58          $   14.66
Total return (d)                                                 11.81%            (14.77)%            22.99%             21.03%
Portfolio turnover rate (k)                                      51.88%             52.00%             61.54%             54.84%
Ratio of expenses to average net assets                           1.79%              1.82%              2.00%              2.31%
Ratio of net investment income/(loss) to average net
  assets                                                          0.45%              0.76%              0.39%             (0.07)%
Net assets at end of period (in 000's)                       $  65,939          $  72,007          $  80,224          $  59,864
Average Commission Rate (j)                                         --                 --                 --                 --



 * Investor A Shares of Nations International Growth Fund were formerly Class A Shares of the Pilot International Equity Fund, a predecessor portfolio.



 (a) Prior to a tax-free reorganization into Pilot Administration shares effective July 12, 1993, the Pilot Kleinwort Benson International Equity Portfolio was a separate portfolio of Kleinwort Benson Investment Strategies known as Kleinwort Benson International Equity Fund. The predecessor portfolio was advised by Kleinwort Benson International Investment Limited and had a December 31 fiscal year end.



 (b) Prior to July 12, 1993, the Pilot Administration shares were not subject to an Administration Plan.



 (c) For years preceding the fiscal year ended August 31, 1993, net realized and unrealized gain/(losses) from foreign currency related transactions were included in net realized and unrealized gain/(losses) from investments. Effective January 1, 1993, realized and unrealized gain/(losses) from foreign currency related transactions are disclosed separately from net realized and unrealized gain/(losses) from investments.



 (d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken for the Class A Shares.



 (e) Not annualized.



 (f) Annualized.



 (g) Excludes the transfer of assets effective on August 6, 1993 from a collective trust for which Boatmen's Trust Company served as trustee.



(h) Calculated based on the average shares outstanding methodology.



 (i) Effective August 21, 1995 the Administration Class Shares were redesignated as the Class A Shares.



 (j) Represents the total dollar amount of commissions paid on security transactions, for the time periods of May 4, 1996 to August 31, 1996, divided by total number of security shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.



 (k) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued and is not annualized.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS EMERGING MARKETS FUND


                                                                                              YEAR            PERIOD
                                                                                              ENDED            ENDED
INVESTOR A SHARES                                                                           03/31/97#       03/31/96*#
Operating performance:
Net asset value, beginning of period                                                        $   10.32        $   10.00
Net investment income/(loss)                                                                    (0.01)           (0.05)
Net realized and unrealized gain on investments                                                  1.21             0.37
Net increase in net asset value from operations                                                  1.20             0.32
Dividends from net investment income                                                            (0.02)              --
Distributions in excess of net investment income                                                (0.05)              --
Distributions from net realized capital gains                                                   (0.06)              --
Total dividends and distributions                                                               (0.13)              --
Net asset value, end of period                                                              $   11.39        $   10.32
Total return++                                                                                  11.74%            3.20%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                        $     894        $     477
Ratio of operating expenses to average net assets                                                1.99%            2.38%+
Ratio of net investment income/(loss) to average net assets                                      0.12%           (0.63)%+
Portfolio turnover rate                                                                            31%              17%
Averge commission rate paid (a)                                                             $  0.0003        $  0.0004


 * Nations Emerging Markets Fund Investor A Shares commenced operations on June 30, 1995.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS PACIFIC GROWTH FUND


                                                                                              YEAR            PERIOD
                                                                                              ENDED            ENDED
INVESTOR A SHARES                                                                           03/31/97        03/31/96*#
Operating performance:
Net asset value, beginning of period                                                        $   10.23        $   10.00
Net investment income/(loss)                                                                     0.00(a)         (0.04)
Net realized and unrealized gain on investments                                                  0.19             0.29
Net increase/(decrease) in net asset value from operations                                       0.19             0.25
Dividends from net investment income                                                            (0.03)              --
Distributions in excess of net investment income                                                (0.02)           (0.02)
Distributions from net realized capital gains                                                      --               --
Distributions in excess of net realized capital gain                                               --               --
Total dividends and distributions                                                               (0.05)           (0.02)
Net asset value, end of period                                                              $   10.37        $   10.23
Total return++                                                                                   1.86%            2.52%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                        $   2,480        $   1,375
Ratio of operating expenses to average net assets                                                1.67%            2.01%+
Ratio of net investment income/(loss) to average net assets                                      0.14%           (0.52)%+
Portfolio turnover rate                                                                            78%              23%
Average commission rate paid (b)                                                            $  0.0126        $  0.0178


 * Nations Pacific Growth Fund Investor A Shares commenced operations on June 30, 1995.
 ** Amount represents less than $0.01 per share.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.

 (a) Amount represents less than $0.01 per share.

(b) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS MANAGED INDEX FUND



                                                                                                          PERIOD
                                                                                                          ENDED
INVESTOR A SHARES                                                                                       03/31/97*
Net asset value, beginning of period                                                                  $   10.00
Net investment income                                                                                      0.12
Net realized and unrealized gain on investments                                                            1.89
Net increase in net asset value from operations                                                            2.01
Dividends from net investment income                                                                      (0.12)
Total dividends and distributions                                                                         (0.12)
Net asset value, end of period                                                                        $   11.89
Total return++                                                                                            20.12%
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                  $   3,038
Ratio of operating expenses to average net assets                                                          0.75%+(b)
Ratio of net investment income to average net assets                                                       1.67%+
Portfolio turnover rate                                                                                      17%
Ratio of operating expenses to average net assets without waivers and/or expense reimbursements            1.30%+(b)
Net investment income per share without waivers and/or expense reimbursements                         $    0.09(b)
Average commission rate paid (a)                                                                      $  0.0259



 * Nations Managed Index Fund's Investor A Shares commenced on July 31, 1996.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


(a) Average commission rate paid per share of securities purchased and sold by the Fund.


 (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS MANAGED SMALLCAP INDEX FUND



                                                                                                          PERIOD
                                                                                                          ENDED
INVESTOR A SHARES                                                                                       03/31/97*
Net asset value, beginning of period                                                                   $   10.00
Net investment income                                                                                       0.02
Net realized and unrealized gain/(loss) on investments                                                     (0.17)
Net increase/(decrease) in net asset value from operations                                                 (0.15)
Dividends from net investment income                                                                       (0.02)
Distributions in excess of net investment income                                                           (0.00)(b)
Total dividends and distributions                                                                          (0.02)
Net asset value, end of period                                                                         $    9.83
Total return++                                                                                             (1.51)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                   $      86
Ratio of operating expenses to average net assets                                                           1.00%+
Ratio of net investment income to average net assets                                                        0.55%+
Portfolio turnover rate                                                                                       18%
Ratio of operating expenses to average net assets without waivers and/or expense reimbursements             1.71%+
Net investment income per share without waivers and/or expense reimbursements                          $    0.00(b)
Average commission rate paid (a)                                                                       $  0.0279



 * Nations Managed SmallCap Index Fund's Investor A Shares commenced operations on October 15, 1996.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


(a) Average commission rate paid per share of securities purchased and sold by the Fund.


 (b) Amount represents less than $0.01 per share.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS GLOBAL GOVERNMENT INCOME FUND


                                                                                              YEAR            PERIOD
                                                                                              ENDED            ENDED
INVESTOR A SHARES                                                                           03/31/97#       03/31/96*#
Operating performance:
Net asset value, beginning of period                                                        $   10.07        $   10.00
Net investment income                                                                            0.44             0.37
Net realized and unrealized gain/(loss) on investments                                          (0.02)            0.11
Net increase in net asset value from operations                                                  0.42             0.48
Distributions:
Dividends from net investment income                                                            (0.45)           (0.35)
Distributions in excess of net investment income                                                (0.09)           (0.02)
Distributions from net realized capital gains                                                   (0.16)           (0.04)
Total dividends and distributions                                                               (0.70)           (0.41)
Net asset value, end of period                                                              $    9.79        $   10.07
Total return++                                                                                   3.99%            4.84%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                        $  15,104        $  14,898
Ratio of operating expenses to average net assets                                                1.51%            1.57%+
Ratio of net investment income to average net assets                                             4.35%            4.92%+
Portfolio turnover rate                                                                           100%             213%


 * Nations Global Government Income Fund Investor A Shares commenced operations on June 30, 1995.
 + Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS SHORT-TERM INCOME FUND

                                            YEAR            PERIOD            YEAR             YEAR             YEAR
                                           ENDED             ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                        03/31/97#       03/31/96(b)#       11/30/95#        11/30/94#        11/30/93
Operating performance:
Net asset value, beginning of period    $    9.76          $    9.84        $    9.48        $   10.01        $    9.75
Net investment income                        0.56               0.19             0.59             0.48             0.51
Net realized and unrealized
  gain/(loss) on investments                (0.08)             (0.08)            0.36            (0.51)            0.26
Net increase/(decrease) in net asset
  value from operations                      0.48               0.11             0.95            (0.03)            0.77
Distributions:
Dividends from net investment income        (0.56)             (0.19)           (0.59)           (0.46)           (0.51)
Distributions in excess of net
  investment income                            --                 --               --            (0.02)              --
Distributions from capital                     --                 --               --            (0.02)              --
Total dividends and distributions           (0.56)             (0.19)           (0.59)           (0.50)           (0.51)
Net asset value, end of period          $    9.68          $    9.76        $    9.84        $    9.48        $   10.01
Total return++                               5.04%              1.13%           10.29%           (0.33)%           8.03%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)    $   6,169          $   2,810        $   2,969        $   2,490        $  11,205
Ratio of operating expenses to
  average net assets                         0.75%(a)           0.75%+           0.76%            0.71%            0.57%
Ratio of net investment income to
  average net assets                         5.77%              5.87%+           6.12%            5.02%            5.07%
Portfolio turnover rate                       172%                73%             224%             293%             121%
Ratio of operating expenses to
  average net assets without waivers
  and/or expense reimbursements              1.05%              1.08%+           1.06%            1.03%            0.99%
Net investment income per share
  without waivers and/or expense
  reimbursements                        $    0.53          $    0.18        $    0.56        $    0.45        $    0.48

                                           PERIOD
                                            ENDED
INVESTOR A SHARES                         11/30/92*
Operating performance:
Net asset value, beginning of period    $   10.00
Net investment income                        0.08
Net realized and unrealized
  gain/(loss) on investments                (0.26)
Net increase/(decrease) in net asset
  value from operations                     (0.18)
Distributions:
Dividends from net investment income        (0.07)
Distributions in excess of net
  investment income                            --
Distributions from capital                     --
Total dividends and distributions           (0.07)
Net asset value, end of period          $    9.75
Total return++                              (1.81)%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)    $     254
Ratio of operating expenses to
  average net assets                         0.45%+
Ratio of net investment income to
  average net assets                         5.39%+
Portfolio turnover rate                        45%
Ratio of operating expenses to
  average net assets without waivers
  and/or expense reimbursements              1.05%+
Net investment income per share
  without waivers and/or expense
  reimbursements                        $    0.07


 * Nations Short-Term Income Fund Investor A Shares commenced operations on October 2, 1992.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND

                               YEAR            PERIOD            YEAR            YEAR            YEAR            YEAR
                              ENDED             ENDED           ENDED           ENDED           ENDED           ENDED
INVESTOR A SHARES           03/31/97#       03/31/96(b)#      11/30/95#        11/30/94        11/30/93        11/30/92

Operating performance:
Net asset value,
  beginning of period     $    4.07         $    4.14        $    3.93       $    4.28        $    4.16      $    4.17
Net investment income          0.22              0.07             0.23            0.22             0.22           0.27
Net realized and
  unrealized
  gain/(loss) on
  investments                 (0.08)            (0.07)            0.21           (0.33)            0.14          (0.01)
Net increase/(decrease)
  in net asset value
  from operations              0.14              0.00             0.44           (0.11)            0.36           0.26
Distributions:
Dividends from net
  investment income           (0.22)            (0.07)           (0.23)          (0.22)           (0.22)         (0.27)
Distributions in excess
  of net investment
  income                         --             (0.00)(a)        (0.00)(a)       (0.00)(a)           --             --
Distributions from net
  realized capital
  gains                          --                --               --           (0.02)           (0.02)            --
Total dividends and
  distributions               (0.22)            (0.07)           (0.23)          (0.24)           (0.24)         (0.27)
Net asset value, end of
  period                  $    3.99         $    4.07        $    4.14       $    3.93        $    4.28      $    4.16
Total return++                 3.51%             0.00%###        11.48%          (2.41)%           8.85%          6.61%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of
  period (in 000's)       $  42,468         $  57,381        $  64,848       $  77,128        $ 173,449      $ 188,624
Ratio of operating
  expenses to average
  net assets                   0.83%(c)(d)       0.83%+           0.80%           0.77%            0.70%          0.48%
Ratio of net investment
  income to average net P
  assets                       5.53%             5.12%+           5.68%           5.58%            5.25%          6.34%
Portfolio turnover rate         529%              189%             328%            133%              92%            25%
Ratio of operating
  expenses to average
  net assets without
  waivers and/or
  expense
  reimbursements               1.03%(d)          1.06%+           1.00%           0.98%            0.94%          0.88%
Net investment income
  per share without
  waivers and/or
  expense
  reimbursements          $    0.21(d)      $    0.06        $    0.22       $    0.21        $    0.21      $    0.25

                             PERIOD
                              ENDED
INVESTOR A SHARES           11/30/91*
Operating performance:
Net asset value,
  beginning of period     $    4.00##
Net investment income          0.10
Net realized and
  unrealized
  gain/(loss) on
  investments                  0.17
Net increase/(decrease)
  in net asset value
  from operations              0.27
Distributions:
Dividends from net
  investment income           (0.10)
Distributions in excess
  of net investment
  income                         --
Distributions from net
  realized capital
  gains                          --
Total dividends and
  distributions               (0.10)
Net asset value, end of
  period                  $    4.17
Total return++                 6.81%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of
  period (in 000's)       $  53,874
Ratio of operating
  expenses to average
  net assets                   0.08%+
Ratio of net investment
  income to average net
  assets                       7.21%+
Portfolio turnover rate          11%
Ratio of operating
  expenses to average
  net assets without
  waivers and/or
  expense
  reimbursements               0.82%+
Net investment income
  per share without
  waivers and/or
  expense
  reimbursements          $    0.00(a)


   * Nations Short-Intermediate Government Fund Investor A Shares commenced operations on August 5, 1991.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated
     and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
  # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
 ## The Nations Short-Intermediate Government Fund's net asset value upon commencement of operations was $2.00 per share. Effective September 25, 1991, the net asset value doubled as a result of the reclassification of each outstanding share into half as many shares (reverse split).
### Amount represents less than 0.01%.
 (a) Amount represents less than $0.01.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

  (c) The effect of interest expense on the operating expense ratio was less than 0.01%.


 (d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS GOVERNMENT SECURITIES FUND

                                     YEAR           PERIOD           YEAR            YEAR            YEAR            YEAR
                                    ENDED           ENDED           ENDED           ENDED           ENDED            ENDED
INVESTOR A SHARES                 03/31/97#      03/31/96(b)#     05/31/95#        05/31/94       05/31/93#        05/31/92

Operating performance:
Net asset value, beginning of
  period                         $    9.67        $    9.86       $    9.80       $   10.46      $   10.36       $   10.05
Net investment income                 0.58             0.50            0.61            0.62           0.66            0.71
Net realized and unrealized
  gain/(loss) on investments         (0.30)           (0.19)           0.06           (0.61)          0.16            0.38
Net increase in net asset
  value from operations               0.28             0.31            0.67            0.01           0.82            1.09
Distributions:
Dividends from net investment
  income                             (0.56)           (0.48)          (0.57)          (0.56)         (0.68)          (0.75)
Distributions in excess of net
  investment income                     --            (0.02)             --           (0.02)            --              --
Distributions from net
  realized capital gains                --               --              --              --             --              --
Distributions in excess of net
  realized capital gains                --               --              --           (0.05)         (0.04)          (0.03)
Distributions from capital           (0.00)(a)           --           (0.04)          (0.04)            --              --
Total dividends and
  distributions                      (0.56)           (0.50)          (0.61)          (0.67)         (0.72)          (0.78)
Net asset value, end of period   $    9.39        $    9.67       $    9.86       $    9.80      $   10.46       $   10.36
Total return++                        2.92%            3.20%           7.29%          (0.11)%         8.18%          11.18%+++
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in
  000's)                         $   9,852        $  11,662       $  10,928       $  14,044      $  15,354       $   3,326
Ratio of operating expenses to
  average net assets                  1.05%            1.05%+          1.01%           0.90%          1.00%           1.31%
Ratio of net investment income
  to average net assets               6.03%            6.11%+          6.44%           5.91%          6.52%           6.90%
Portfolio turnover rate                468%             199%            413%             56%           103%            130%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                      1.19%            1.20%+          1.19%           1.11%          1.15%           1.97%
Net investment income per
  share without waivers and/or
  expense reimbursements         $    0.57        $    0.49       $    0.59       $    0.59      $    0.55       $    0.07

                                    PERIOD
                                     ENDED
INVESTOR A SHARES                  05/31/91*
Operating performance:
Net asset value, beginning of
  period                         $   10.01
Net investment income                 0.09
Net realized and unrealized
  gain/(loss) on investments          0.02
Net increase in net asset
  value from operations               0.11
Distributions:
Dividends from net investment
  income                             (0.07)
Distributions in excess of net
  investment income                     --
Distributions from net
  realized capital gains                --
Distributions in excess of net
  realized capital gains                --
Distributions from capital              --
Total dividends and
  distributions                      (0.07)
Net asset value, end of period   $   10.05
Total return++                        1.07%+++
Ratios to average net assets/
  supplemental data:
Net assets, end of period (in
  000's)                         $     661
Ratio of operating expenses to
  average net assets                  1.35%+
Ratio of net investment income
  to average net assets               7.22%+
Portfolio turnover rate                  5%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                      1.94%+++
Net investment income per
  share without waivers and/or
  expense reimbursements         $    0.08+++


 * Nations Government Securities Fund Investor A Shares commenced operations on April 17, 1991.

 + Annualized.

 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

 # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not acccord with the results of operations.


 (a) Amount represents less than $0.01.


 (b) Fiscal year ended changed to March 31. Prior to this, the fiscal year ended was May 31.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS STRATEGIC FIXED INCOME FUND

                                         YEAR             PERIOD             YEAR               YEAR               YEAR
                                        ENDED             ENDED              ENDED              ENDED              ENDED
INVESTOR A SHARES                     03/31/97#        03/31/96(a)         11/30/95           11/30/94           11/30/93
Operating performance:
Net asset value, beginning of
  period                             $    9.93         $   10.22           $    9.32          $   10.55          $    9.94
Net investment income                     0.56              0.18                0.57               0.51               0.54
Net realized and unrealized
  gain/(loss) on investments             (0.20)            (0.29)               0.90              (0.89)              0.62
Net increase/(decrease) in net
  asset value from operations             0.36             (0.11)               1.47              (0.38)              1.16
Distributions:
Dividends from net investment
  income                                 (0.56)            (0.18)              (0.57)             (0.49)             (0.54)
Distributions in excess of net
  investment income                         --                --                  --              (0.02)                --
Distributions from net realized
  capital gains                          (0.11)               --                  --              (0.34)             (0.01)
Distributions from capital               (0.00)(b)            --                  --                 --                 --
Total dividends and distributions        (0.67)            (0.18)              (0.57)             (0.85)             (0.55)
Net asset value, end of period       $    9.62         $    9.93           $   10.22          $    9.32          $   10.55
Total return++                            3.70%            (1.11)%             16.22%             (3.76)%            11.88%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $   6,345         $   6,440           $   6,662          $     967          $   1,138
Ratio of operating expenses to
  average net assets                      0.91%(c)          0.92%+              0.91%              0.86%              0.76%
Ratio of net investment income to
  average net assets                      5.78%             5.29%+              5.85%              5.25%              5.25%
Portfolio turnover rate                    368%              133%                228%               307%               161%
Ratio of operating expenses to
  average net assets without
  waivers
  and/or expense reimbursements           1.01%(c)          1.03%+              1.01%              0.94%              0.92%
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.55(c)      $    0.18           $    0.56          $    0.50          $    0.53

                                        PERIOD
                                        ENDED
INVESTOR A SHARES                     11/30/92*
Operating performance:
Net asset value, beginning of
  period                            $    9.99
Net investment income                    0.01
Net realized and unrealized
  gain/(loss) on investments            (0.06)
Net increase/(decrease) in net
  asset value from operations           (0.05)
Distributions:
Dividends from net investment
  income                                   --
Distributions in excess of net
  investment income                        --
Distributions from net realized
  capital gains                            --
Distributions from capital                 --
Total dividends and distributions          --
Net asset value, end of period      $    9.94
Total return++                          (0.49)%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                            $     113
Ratio of operating expenses to
  average net assets                     0.40%+
Ratio of net investment income to
  average net assets                     6.00%+
Portfolio turnover rate                    12%
Ratio of operating expenses to
  average net assets without
  waivers
  and/or expense reimbursements          1.00%+
Net investment income per share
  without waivers and/or expense
  reimbursements                    $    0.01


 * Nations Strategic Fixed Income Fund Investor A Shares commenced operations on November 19, 1992.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.

 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since use of the undistributed income method did not accord with results of operations.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) Amount represents less than $0.01.


 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS DIVERSIFIED INCOME FUND

                                        YEAR            PERIOD            YEAR              YEAR             YEAR
                                        ENDED            ENDED            ENDED            ENDED             ENDED
INVESTOR A SHARES                     03/31/97#       03/31/96(b)       11/30/95         11/30/94#         11/30/93#
Operating performance:
Net asset value, beginning of
  period                             $   10.42        $   10.82        $    9.67       $   10.88           $    9.96
Net investment income                     0.66             0.22             0.71            0.72                0.76
Net realized and unrealized
  gain/(loss) on investments             (0.18)           (0.40)            1.15           (1.06)               0.92
Net increase/(decrease) in net
  asset value from operations             0.48            (0.18)            1.86           (0.34)               1.68
Distributions:
Dividends from net investment
  income                                 (0.66)           (0.22)           (0.71)          (0.72)              (0.76)
Distributions in excess of net
  investment income                         --               --               --           (0.00)(a)              --
Distributions from net realized
  capital gains                          (0.13)              --               --           (0.15)                 --
Total dividends and distributions        (0.79)           (0.22)           (0.71)          (0.87)              (0.76)
Net asset value, end of period       $   10.11        $   10.42        $   10.82       $    9.67           $   10.88
Total return++                            4.71%           (1.67)%          19.82%          (3.26)%             17.32%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $  11,662        $  13,332        $  13,150       $  10,819           $  13,291
Ratio of operating expenses to
  average net assets                      1.00%(c)         1.02%+           1.05%           0.96%               0.70%
Ratio of net investment income to
  average net assets                      6.48%            6.24%+           6.78%           7.09%               6.87%
Portfolio turnover rate                    278%              69%              96%            144%                 86%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.10%(c)         1.12%+           1.18%           1.17%               1.10%
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.66(c)     $    0.22        $    0.70       $    0.70           $    0.70

                                        PERIOD
                                         ENDED
INVESTOR A SHARES                      11/30/92*
Operating performance:
Net asset value, beginning of
  period                             $   10.02
Net investment income                     0.01
Net realized and unrealized
  gain/(loss) on investments             (0.06)
Net increase/(decrease) in net
  asset value from operations            (0.05)
Distributions:
Dividends from net investment
  income                                 (0.01)
Distributions in excess of net
  investment income                         --
Distributions from net realized
  capital gains                             --
Total dividends and distributions        (0.01)
Net asset value, end of period       $    9.96
Total return++                           (0.49)%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $      18
Ratio of operating expenses to
  average net assets                      0.40%+
Ratio of net investment income to
  average net assets                      7.61%+
Portfolio turnover rate                     46%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.00%+
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.01


 * Nations Diversified Income Fund Investor A Shares commenced operations on November 25, 1992.
 + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
 (a) Amount represents less than $0.01 per share.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

   Objectives


MONEY MARKET FUND:



NATIONS PRIME FUND: Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.



EQUITY FUNDS:



NATIONS VALUE FUND: Nations Value Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields.



NATIONS EQUITY INCOME FUND: Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields.



NATIONS CAPITAL GROWTH FUND: Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.



NATIONS EMERGING GROWTH FUND: Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.



NATIONS SMALL COMPANY GROWTH FUND: Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.



NATIONS DISCIPLINED EQUITY FUND: Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.



NATIONS INTERNATIONAL EQUITY FUND: Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.



NATIONS INTERNATIONAL GROWTH FUND: Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.



NATIONS EMERGING MARKETS FUND: Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.



NATIONS PACIFIC GROWTH FUND: Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).



INDEX FUNDS:



NATIONS MANAGED INDEX FUND: Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



NATIONS MANAGED SMALLCAP INDEX FUND: Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



NATIONS MANAGED VALUE INDEX FUND: Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index.

NATIONS MANAGED SMALLCAP VALUE INDEX FUND: Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index.



BOND FUNDS:



NATIONS GLOBAL GOVERNMENT INCOME FUND: Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.



NATIONS SHORT-TERM INCOME FUND: Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.



NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.



NATIONS GOVERNMENT SECURITIES FUND: Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.



NATIONS STRATEGIC FIXED INCOME FUND: Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.



NATIONS DIVERSIFIED INCOME FUND: Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.



Although the Adviser of the Funds will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.


   How Objectives Are Pursued


MONEY MARKET FUND:



NATIONS PRIME FUND: In pursuing its investment objective, the Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government ("U.S. Treasury Obligations"), other obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (together, with U.S. Treasury Obligations, "U.S. Government Obligations"), bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities and repurchase agreements relating to U.S. Government Obligations and qualified first tier money market collateral. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in guaranteed investment contracts and in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. In addition, the Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS: In order for the Money Market Fund to value its investments on the basis of amortized cost, investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar-denominated instruments determined to present minimal credit risks and that at the time of acquisition are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of nationally recognized statistical rating organizations ("NRSROs") (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, no more than 5% of total assets may be invested, at the time of the acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities, are exempt from the quality requirements, other than minimal credit risk. In the event that a Money Market Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Money Market Fund's own restrictions will govern.



EQUITY FUNDS:



NATIONS VALUE FUND: The Fund invests in stocks drawn from a broad universe of companies monitored by the Adviser. The Adviser closely monitors these companies, rating them for quality and projecting their future earnings and dividends as well as other factors. To qualify for purchase, an issuer would normally have a market capitalization of $500 million or more and have an average daily trading volume of at least $3 million. These requirements are generally considered by the Adviser to be adequate to support normal purchase and sale activity without materially affecting prevailing market prices of the issuer's shares. The Adviser also analyzes key financial ratios that measure the growth, profitability and leverage of such issuers that it believes will help maintain a portfolio of above-average quality.



Stocks are selected from this universe based on the Adviser's judgment of their total return potential. The Adviser buys stocks that it believes are undervalued relative to the overall stock market. The principal factor considered by the Adviser in making these determinations is the ratio of a stock's price to earnings relative to corresponding ratios of other stocks in the same industry or economic sector. The Adviser believes that companies with lower price-to-earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. The Adviser will attempt to temper risk by broad diversification among economic sectors and industries. Through this strategy, the Fund pursues above-average returns while seeking to avoid above-average risks.



The Fund invests under normal market conditions at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stock, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly-traded common stocks of companies incorporated in the United States, the

Fund may invest up to 20% of its assets in foreign securities. The Fund also may hold up to 20% of its total assets in U.S. Government Obligations and investment grade securities of domestic companies. Obligations with the lowest investment grade rating (E.G. rated "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.



The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.



NATIONS EQUITY INCOME FUND: The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than provided by the stocks in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")1 with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market (S&P 500 Index) on a comparable risk basis.



New purchases for the Fund will generally be made in equity securities that:


(Bullet) are income producing;


(Bullet) appear undervalued relative to the S&P 500 Index on a risk adjusted basis; and


(Bullet) have favorable trends in personal stock ownership by the underlying company's officers and/or directors.



To achieve its objective, the Fund, under normal circumstances, will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (I.E., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The securities held by the Fund generally will be listed on a national exchange or, if not so listed, will usually have an established over-the-counter market.



In order to further enhance its income, the Fund also may invest its assets in fixed income securities (corporate and government bonds of various maturities), preferred stocks and warrants. The Fund may invest in debt securities that are considered investment grade (E.G. securities rated in one of the top four investment categories by S&P or Moody's, or if not rated, are of equivalent investment quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories (E.G., rated "BBB" by S&P) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. The Fund also may invest up to 5% of its assets in debt securities that are rated below investment grade (E.G. rated "BB" by S&P), or if not rated, are of equivalent investment quality as determined by the Adviser. Non-investment grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds." They tend to have speculative character-

(1) "Standard & Poor's 500" is a registered service mark of Standard & Poor's Corporation.

istics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. The Fund will invest in such high-yield debt securities only when the Adviser believes that the issue presents minimal credit risk. For a description of corporate debt ratings, see "Appendix B." Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 20% of its total assets in foreign securities. The Fund will treat foreign securities as illiquid unless there is an active and substantial secondary market for such securities.



The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.



NATIONS CAPITAL GROWTH FUND: The investment philosophy of the Fund is based on the belief that companies with superior growth characteristics selling at reasonable prices will, over time, outperform the market. Therefore, the Fund will generally seek to invest in larger capitalization, high-quality companies which possess above-average earnings growth potential.



The Fund's equity investments will generally be made in companies which share some of the following characteristics:



(Bullet) above-average earnings growth relative to the S&P 500 Index;



(Bullet) established operating histories, strong balance sheets and favorable financial characteristics; and



(Bullet) above-average return on equity relative to the S&P 500 Index.



In addition, the Fund's investment program enables it to invest in the following types of companies:



(Bullet) companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;


(Bullet) companies that own or develop natural resources, such as energy exploration companies;


(Bullet) companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunication companies;


(Bullet) foreign companies, including those in countries with more rapid economic growth than the U.S.;


(Bullet) companies whose earnings growth is projected at a pace in excess of the average company (I.E., growth companies); and


(Bullet) companies whose earnings are temporarily depressed and are currently out of favor with most investors.



Through intensive research, visits to many companies each year, and efficient response to changing market conditions, the Adviser seeks to make the most of the Fund's flexible charter.



Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its total assets in foreign securities.



The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.



NATIONS EMERGING GROWTH FUND: The Fund will invest in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and securities convertible into common stocks, selected from a universe of emerging growth companies monitored by the Adviser. Most of the companies will have revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The universe focuses on companies with above-average earnings growth rates and profit margins, yet the portfolio may include positions of special situation companies whose growth is expected to accelerate. These companies are believed to offer significant opportunities for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.



In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, innovative products, marketing expertise, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.



Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.



The volatility of emerging growth stocks is greater than that of larger companies. Many of these stocks trade over the counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 100 companies which represent a broad range of industries and sectors, both in the United States and abroad. Although the Fund invests primarily in securities of U.S. issuers, it may invest up to 20% of its total assets in foreign securities.



NATIONS SMALL COMPANY GROWTH FUND: In pursuing its investment objective, under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. In addition, the Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less.



In making investment decisions for the Fund, the Adviser, on a quarterly basis, classifies approximately 6,000 companies by market value and eliminates the largest 20%. The remaining companies constitute the Fund's small-capitalization universe and generally represent only one-tenth of the aggregate U.S. equity market capitalization. Due to the large number of small stocks to choose from, the Adviser's selection process uses advanced quantitative techniques to identify, buy and sell candidates in a timely and objective manner. The strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market value due to business difficulties, but which now exhibit improving prospects; and (ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.



The Adviser's internally designed investment approach uses a sophisticated valuation process which measures changes in current earnings estimates and longer-term growth trends, compares recent earnings results with market expectations, and evaluates a company's earnings power relative to its stock price. Companies become purchase candidates based upon a composite ranking of these factors, and the top 20% are further evaluated on additional criteria. Candidates for investment must also possess a sound financial structure and demonstrate consistent factor rankings before being added to the Fund's portfolio.



The Fund's weighted median capitalization generally is not expected to exceed 125% of the weighted median capitalization of the Russell 2000 Small Stock Index (the "Russell 2000") as measured on a quarterly basis, although this may vary from time to time. Furthermore, a stock may be sold if the composite rank falls into the bottom 20% of the universe, financial quality weakens significantly, or if individual factors demonstrate patterns of deterioration.



The Fund may invest up to 35% of its total assets in securities of issuers with a market capitalization greater than $1 billion and in debt securities. However, the Fund will not invest more than 10% of its total assets in debt securities, unless the Fund assumes a temporary defensive position as discussed below. Debt securities, if any, purchased by the Fund will be rated AA or above by S&P or Aa or above by Moody's or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, the U.S. and foreign governments and international organizations (such as the World
Bank), and money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending and repurchase agreements. The Fund currently intends to limit any investment in foreign securities to 5% of total assets.



NATIONS DISCIPLINED EQUITY FUND: The investment philosophy of the Fund is based on the premise that companies with positive earnings trends also should experience positive trends in their share price. Based on this philosophy, the Fund invests primarily in the common stocks of companies that the Adviser believes are likely to experience significant increases in earnings. By pursuing this investment philosophy, the Fund seeks to provide investors with long-term capital appreciation which exceeds that of the S&P 500 Index.



In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. The quantitative analysis also includes ranking the attractiveness of equity securities according to a multi-factor valuation model. Both value and growth factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while growth characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. The objective is to maintain a broadly diversified portfolio which ranks in the top quartile on earnings momentum and in the top third on valuation. This approach generally produces a dividend yield less than the market average. Although this Fund seeks to invest in attractively priced securities with increasing earnings, its investment objective focuses on long-term capital appreciation; income is not an objective of this Fund.



Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. With respect to the remainder of the Fund's assets, the Fund may invest in a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund will invest primarily in medium- and large-sized companies (I.E. companies with market capitalizations of $500 million or greater) that are determined to have favorable price/earnings ratios. The Fund also may invest in securities issued by companies with market capitalizations of less than $500 million. The volatility of small-capitalization stocks is typically greater than that of larger companies. To help reduce risk, the Fund will invest in the securities of companies representing a broad range of industries and economic sectors.



The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (E.G.

securi-
ties rated in one of the top four investment categories by an NRSRO or, if not rated, are of equivalent quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.



The Fund may invest up to 20% of its total assets in foreign securities. For temporary defensive purposes if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments, money market instruments and repurchase agreements.



NATIONS INTERNATIONAL EQUITY FUND: The Fund intends to diversify investments broadly among countries and normally to invest in securities representing at least three different countries. The Fund may invest in companies in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in companies in one or two countries.



In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks; bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.



The Fund also may invest in American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers, securities of foreign investment funds or trusts and real estate investment trust securities. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.



NATIONS INTERNATIONAL GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in foreign equity securities listed on major exchanges, consisting of common stocks, preferred stocks, convertible securities, such as warrants, rights and convertible debt. The Fund may purchase the stock of small-, mid-and large-capitalization companies.



The Fund may invest up to 35% of its total assets in securities of issuers domiciled in developing countries. These countries are generally located in Eastern Europe, the Asia-Pacific region, Latin and South America, Africa and, subject to approval by the Board of Directors, the former Soviet Union and the Middle East. Debt securities, if any, purchased by the Fund will be rated in the top two categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations (such as the International Bank for Reconstruction and Development (the "World Bank")), including money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund also may invest in ADRs, GDRs, EDRs and ADSs. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.



NATIONS EMERGING MARKETS FUND: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in equity securities of companies in emerging markets.

The Fund considers countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the World Bank; and (iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.



Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.



A company will be considered in a country, market or region if it conducts its principal business activities in the country, market or region. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its assets situated in such country, market or region.



Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, GDRs, EDRs, and ADSs of such issuers.



The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.



The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.



For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.



NATIONS PACIFIC GROWTH FUND: The Fund seeks to achieve its objective by investing primarily in securities of issuers in the regions known as the Pacific Basin and the Far East. An issuer will be considered in a region if it conducts its principal business activities in the region. An issuer will be considered to conduct its principal business activities in a region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such region or has at least 50% of its assets situated in such region. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South

Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers in Japan.



The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.



In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.



The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships. The Fund may invest in ADRs, GDRs, EDRs and ADSs.



For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.



GENERAL: Each Equity Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. Each Equity Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. In addition, each Equity Fund also may invest in real estate investment trust securities and may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies. Nations International Equity Fund, Nations International Growth Fund, Nations Pacific Growth Fund and Nations Emerging Markets Fund may invest in forward foreign exchange contracts. For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."



INDEX FUNDS:



NATIONS MANAGED INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the S&P 500 Index over time.



The initial stock universe considered by the Adviser is the S&P 500 Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration view a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 300 to 400 holdings that capture the investment characteristics of the S&P 500 Index.



Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event at least 80% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



NATIONS MANAGED SMALLCAP INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the Standard & Poor's SmallCap 600 Index (the "S&P 600 Index")2. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the S&P 600 Index over time.



From the initial S&P 600 Index stock universe the Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of approximately 400-500 holdings that capture the investment characteristics of the S&P 600 Index.



Under normal conditions, substantially all of the Fund's assets, and, in any event at least 80% of its total assets, will be invested in common

                                          (2) "Standard & Poor's SmallCap 600"
                                              is a registered service mark of
                                              S&P.

stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



NATIONS MANAGED VALUE INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P 500/BARRA Value Index ("S&P/BARRA Value Index"). The S&P/BARRA Value Index is a subset of the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation. The S&P/BARRA Value Index is a market capitalization weighted index consisting of approximately 340 common stocks selected from the S&P 500 Index on the basis of a higher than average price-to-book ratio. Because of their higher than average price-to-book ratios, stocks in the S&P/BARRA Value Index, on average, typically exhibit higher yields than stocks in the S&P 500 Index. Historically, stocks in the S&P/BARRA Value Index, on average, have exhibited less short-term volatility than stocks in the S&P 500 Index.



S&P constructs in the S&P/BARRA Value Index semi-annually by ranking all common stocks included in the S&P 500 Index by their price-to-book ratios. The resulting list is then divided in half by market capitalization. Stocks in the half of the list that have higher price-to-book ratios are included in the S&P/BARRA Value Index.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity value index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA Value Index while reducing the downside risk of underperforming the S&P/BARRA Value Index over time.



The initial stock universe considered by the Adviser is the S&P/BARRA Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to lenders in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 100 to 200 holdings that capture the overall investment characteristics of the S&P/BARRA Value Index.



Under normal conditions, the Adviser will invest at least 80% of its total assets, in common stocks which are included in the S&P/BARRA Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



NATIONS MANAGED SMALLCAP VALUE INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P SmallCap 600/BARRA Value Index ("S&P/BARRA SmallCap Value Index"). The S&P/BARRA SmallCap Value Index is a subset of the S&P 600 Index.

The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance. The S&P/BARRA SmallCap Value Index is a market capitalization weighted index consisting of approximately 375 companies selected from the S&P 600 Index on the basis of price-to-book ratios. Those companies with lower price-to-book ratios make up the S&P/BARRA SmallCap Value Index. The S&P/BARRA SmallCap Value Index is rebalanced semi-annually to reflect changes in the S&P 600 Index.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser, believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA SmallCap Value Index while reducing the downside risk of underperforming the S&P/BARRA SmallCap Value Index over time.



The initial stock universe considered by the Adviser is the S&P/BARRA SmallCap Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 200 to 300 holdings that capture the overall investment characteristics of the S&P/BARRA SmallCap Value Index.



Under normal conditions, the Adviser will invest at least 80% of its total assets in common stocks which are included in the S&P/BARRA SmallCap Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates or deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



ABOUT THE INDEXES: The S&P 500 Index is composed of 500 common stocks, which are chosen by S&P on a statistical basis to be included in the Index. The S&P SmallCap 600 Index is composed of 600 domestic stocks, which are chosen by S&P based on, among other things, market size, liquidity and industry group representation. The S&P SmallCap 600 Index is designed to be a benchmark of small capitalization stock performance. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.



The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index (collectively, the "BARRA Value Indexes") are constructed by dividing the stocks in the S&P 500 Index and the S&P 600 Index, respectively, according to a single attribute: price-to-book ratios. The BARRA Value Indexes are capitalization-weighted, meaning that each stock is weighted in the approximate index in proportion to its market value. Additionally, price-to-book ratios tend to be more stable over time than alternative measures such as price-to-earnings ratios, historical earnings growth rates, or return on equity. This results in indexes with relatively low turnover. Generally, the companies in the BARRA Value Indexes also exhibit characteristics associated with "value" stocks: lower price-to-earnings ratios, higher dividend yields, and lower historical and predicted earnings growth than the S&P 500 Index or the S&P 600 Index, respectively.



The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index are relatively concentrated. The S&P/BARRA Value

Index tends to be more heavily concentrated in the Energy, Utility, and Financial sectors than the S&P 500 Index. Additionally, the S&P/BARRA SmallCap Value Index tends to be more heavily concentrated in the Utility and Financial sectors than the S&P 600 Index.



GENERAL: Each Index Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. Each Fund may lend its portfolio securities to qualified institutional investors. Each Fund also may invest in restricted, private placement and other illiquid securities. In addition, the Funds may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies.



In addition, when consistent with the Fund's respective investment objective, each of the Funds will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securties that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the portfolio construction process discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.



The inclusion of a stock in the S&P 500 Index, the S&P 600 Index, S&P/BARRA Value Index or the S&P/BARRA SmallCap Value Index in no way implies that S&P or BARRA believes the stock to be an attractive investment. The Indexes are determined, composed and calculated by S&P and BARRA without regard to the Funds. Neither S&P or BARRA is a sponsor of, or in any way affiliated with, the Funds, and neither S&P or BARRA makes any representation or warranty, expressed or implied, on the advisability of investing in the Funds or as to the advisability of investing in the Funds or as to the ability of the Indexes to track general stock market performance. S&P and BARRA disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein.



Equity mutual funds, like other investors in equity securities, incur transaction (brokerage) costs in connection with the purchase and sale of portfolio securities. For some funds, these costs can have a material negative impact on performance. With respect to the Index Funds, the Adviser will attempt to minimize these transaction costs by utilizing program trades and computerized exchanges called "crossing networks" which allow institutions to execute trades at the mid-point of the bid/ask spread and at a reduced commission rate.



For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."



BOND FUNDS:



NATIONS GLOBAL GOVERNMENT INCOME FUND: In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.



The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund" below. Because the Fund intends to invest a large portion of its assets in foreign Government Securities, the Fund is a "non-diversified" investment company for purposes of the 1940 Act. The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency.



The Fund is managed in accordance with an overall global investment strategy which means that Fund investments are allocated among securities denominated in U.S. dollars and the currencies of a number of foreign countries. The Fund's exposure to various countries and currencies will vary in accordance with the Adviser's assessment of the relative yield and appreciation of such securities. Fundamental economic strength, credit quality and interest rate trends are the principal factors considered by the Adviser in determining whether to increase or decrease the emphasis placed upon a particular country or particular type of security within the Fund's investment portfolio.



Under normal market conditions, the Fund intends to invest primarily in securities rated "A" or better at the time of purchase by Moody's or S&P and unrated securities that, at the time of purchase, will be determined to be of comparable quality by the Adviser. The Fund also may invest in securities rated "Baa" by Moody's or "BBB" by S&P, but does not, as a general matter, intend to invest more than 10% of its total assets in such securities. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such event in determining whether the Fund should continue to hold the obligation. In no event will the Fund hold more than 5% of its total net assets in securities rated below investment grade. See "Appendix B" below for a description of these rating designations. The Adviser expects that the Fund's dollar-weighted average maturity will not be greater than 15 years under normal market conditions.



Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.



For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. The Fund also may invest in money market instruments.



NATIONS SHORT-TERM INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years.



The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; and mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, collateralized mortgage obligations or "CMOs", real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated. The Fund may also invest in U.S. Government Obligations.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

As noted above, the Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: In pursuing its investment objective, Nations Short-Intermediate Government Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and five years and the duration will not exceed five years. U.S. Government Obligations have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


The Fund also may invest in "high quality" money market instruments (I.E., those within the two highest rating categories or unrated instruments deemed by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS GOVERNMENT SECURITIES FUND: In pursuing its investment objective, Nations Government Securities Fund invests at least 65% of its assets in U.S. Government Obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between 3 and 10 years and the Fund's duration is expected to be in a range of 3.5 to 6 years.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.



The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS STRATEGIC FIXED INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade fixed income securities. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be ten years or less and under no circumstances will it exceed 15 years.


The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; U.S. Government Obligations; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality. The Fund also may invest in dividend-paying preferred and common stock.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

The Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS DIVERSIFIED INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be greater than five years.


The Fund may invest in corporate convertible and non-convertible debt obligations; U.S. Government Obligations; dollar-denominated and non-dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six

NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.

Up to 35% of the total value of the Fund's assets may be invested in lower-quality fixed income securities rated "B" or better by Moody's or S&P, or if not so rated, determined by the Adviser to be of comparable quality. Securities which are rated "B" generally lack characteristics of the desirable investment, and assurance of interest and principal payment over any long period of time may be limited. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds." They tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund may hold or invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.



GENERAL: Each of the Bond Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk-management. Each Fund also may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Each of the Funds may engage in reverse repurchase agreements and dollar roll transactions. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies. Nations Global Government Income Fund may invest in forward foreign exchange contracts.



The Funds also may invest in instruments issued by trusts or certain partnerships including pass-through certificates respresenting participations in, or debt instruments backed by, the securities and other assets owned by such trusts and partnerships.


Certain securities that have variable or floating interest rates or demand, put or prepayment features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Funds.

For more information concerning these and other instruments in which the Funds may invest and their investment practices, see "Appendix A".

Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of the Funds' shares, such changes will not affect the income received by the Funds from such securities. However, since available yields vary over time, no specific level of income can ever be assured. The dividends paid by the Funds will increase or decrease in relation to the income received by the Funds from their investments, which will in any case be reduced by the Funds' expenses before being distributed to the Funds' shareholders.


PORTFOLIO TURNOVER (NON-MONEY MARKET FUNDS): Generally, the Equity Funds, the Index Funds and the Bond Funds (the "Non-Money Market Funds") will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. For the Funds' portfolio turnover rates, except for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund, see "Financial Highlights." While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate for each of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund will not exceed 25%. With respect to Nations International Growth Fund, it is expected that under normal market conditions, the annual portfolio turnover rate will not exceed 100%.



RISK CONSIDERATIONS: Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue.



The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.



Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with the Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks.



Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix
A -- Portfolio Securities."



SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN NATIONS INTERNATIONAL EQUITY FUND, NATIONS INTERNATIONAL GROWTH FUND, NATIONS EMERGING MARKETS FUND, NATIONS PACIFIC GROWTH FUND AND NATIONS GLOBAL GOVERNMENT INCOME FUNDS:
Investors should understand and consider carefully the special risks involved in foreign investing. In addition, each Fund presents unique risks of which investors should be aware.



Investors in Nations International Equity Fund should be aware that the Fund may, from time to time, invest up to 5% of its total assets in securities of companies located in Eastern Europe. Economic and political reforms in this region are still in their infancy. As a result, investment in such countries would be highly speculative and could result in losses to the Fund and, thus, to its shareholders.



Investors in Nations Pacific Growth Fund should understand and consider carefully the special risks involved in investing in the Pacific Basin and Far East. Countries in the Pacific Basin and

Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties.



The same is true, but even more so, for the emerging market countries in which Nations Emerging Markets Fund invests. Although the Fund believes that its investments present the possibility for significant growth over the long term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid.



The above risk considerations are also relevant to an investment in Nations International Growth Fund.



Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness. In general, bond prices rise when interest rates fall, and vice versa.



Moreover, for each of the Funds, investing in securities denominated in foreign currencies and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunities and risks not typically associated with investing in U.S. dollar-denominated securities. Additionally, changes in the value of foreign currencies can significantly affect a Fund's share price. General economic and political factors in the various world markets also can impact a Fund's share price.



The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also higher than the typical domestic equity mutual fund.



Risks unique to international investing include: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; (7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries. See "Appendix A" for additional discussion of the risks associated with an investment in the Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.



SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE INDEX FUNDS: The techniques employed by the Adviser to seek to manage capital gain distributions will generally only have the effect of deferring the realization of capital gains. For example, to the extent that the capital gains recognized on a sale of portfolio securities arise from the sale of specifically-identified securities with higher tax bases, subsequent sales of the same portfolio securities will be calculated by reference to the lower tax basis securities that remain in the portfolio. Under this scenario, an investor who purchases shares of a Fund after the first sale could receive capital gain distributions that are higher than the distributions that would have been received if this methodology had not been used. Therefore, certain investors actually could be disadvantaged by the techniques employed by the Fund to seek to manage capital gain distributions, depending on the timing of their purchase of Fund shares. Even if there are no subsequent sales, upon a redemption or exchange of Fund shares an investor will have to recognize gain to the extent that the net asset value of Fund shares at such time exceeds such investor's tax basis in his or her Fund shares.



The various techniques employed by the Funds to manage capital gain distributions may result in the accumulation of substantial unrealized gains in the Funds' portfolios. Moreover, the realization of capital gains is not entirely within a Fund's control because it is at least partly dependent on shareholder purchase and redemption activity. Capital gain distributions may vary considerably from year to year.



Furthermore, the U.S. Treasury has proposed legislation which would require holders of substantially identical securities to determine their tax basis using the average cost of all of their holdings in such securities. If enacted, the legislation would prevent the Funds from specifically identifying each lot of shares that they hold and from selling first those specific shares with the highest tax basis. Thus, the legislation would restrict the Funds' ability to manage capital gains.



INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAIs.



Each Fund may not:



1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply (a) with respect to the Nations Global Government Income Fund, to investments in foreign Government Securities; and (b) to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. In addition, this limitation does not apply to investments by "money market funds" as that term is used under the 1940 Act, in obligations of domestic banks.



2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.



3. Nations Prime Fund, Nations Value Fund, Nations Equity Income Fund, Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Small Company Growth Fund, Nations Disciplined Equity Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund may not:



Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.



Nations Global Government Income Fund may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.



Nations International Growth Fund may not borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while the Fund has borrowings outstanding in an amount exceeding 5% of its total assets.



Nations Small Company Growth Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.



The investment objective and policies of each Fund, unless otherwise specified are non-fundamental and may be changed without shareholder approval. Shareholders of Nations International Growth Fund and Nations Small Company Growth Fund, however must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current position and needs.



In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.



   How Performance Is Shown



MONEY MARKET FUND: From time to time the Money Market Fund may advertise the yield and effective yield on a class of shares. YIELD AND EFFECTIVE YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a class of shares in the Fund refers to the income generated by an investment in such class over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.



NON-MONEY MARKET FUNDS: From time to time the Non-Money Market Funds may advertise the total return and yield on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvest-
ment of all dividends and capital gain distributions. Total return may also be presented for other periods.



"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period.


Set forth below is certain performance data for the Enhanced Equity Index Common Trust Fund and Enhanced SmallCap Equity Index Common Trust Fund (the "CTFs"), each of which is currently managed on behalf of NationsBank by TradeStreet. (Prior to the formation of TradeStreet in 1995, the CTFs were managed solely by NationsBank.) The performance data for the CTFs is deemed relevant because the Enhanced Equity Index and Enhanced Small Cap Equity Index Common Trust Funds have investment objectives and policies that are substantially similar to those of Nations Managed Index Fund and Nations Managed SmallCap Index Fund, respectively. Moreover, the portfolio manager of TradeStreet (who currently manages the CTFs and the Funds) employs the same quantitative investment process for the Funds that has, and continues to be, utilized for the CTFs. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE OF THE CTFS AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF THE CTFS OR THE FUNDS.



AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS INDICATED THROUGH
MARCH 31, 1997



                                                        Since
                     One        Three        Five     Inception
                     Year        Year        Year     (12/31/88)**

Enhanced Equity
  Index Common
  Trust Fund*       19.98%      22.31%      16.08%      16.52%
S&P 500 Index       19.77%      22.28%      16.39%      16.28%
Lipper S&P 500
  Index Funds
  Average***        19.19%      21.73%      15.89%      15.66%



ANNUAL TOTAL RETURNS



                     Enhanced                   Lipper S&P
                   Equity Index                 500 Index
                   Common Trust      S&P          Funds
Year                  Fund*       500 Index     Average***

1989                  34.12%        31.55%        30.58%
1990                  -1.52%        -3.15%        -3.57%
1991                  31.72%        30.56%        29.65%
1992                   5.52%         7.64%         7.12%
1993                  10.47%         9.99%         9.52%
1994                   0.69%         1.31%         0.90%
1995                  37.66%        37.45%        36.82%
1996                  23.62%        23.08%        22.30%



AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS INDICATED THROUGH
MARCH 31, 1997



                                                 Since
                                    One        Inception
                                    Year       (10/1/95)

Enhanced Small Cap Equity
  Index Common Trust Fund*         11.76%        11.68%
S&P 600 Index                      8.39%         9.83%



 * The total returns above reflect the deduction of 0.50% of fees and expenses per annum. The CTFs are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the CTFs.



 ** Prior to 12/31/88 the Enhanced Equity Index Common Trust Fund was managed with a different objective and policies and therefore performance prior thereto is not included in the prior performance calculations.



*** The Lipper S&P 500 Index Funds Average represents the average performance of mutual funds with similar objectives monitored by Lipper Analytical Services, Inc. during the periods shown.



Set forth below is certain performance data for the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite, reflecting the performance of private accounts, including U.K. authorized unit trusts, managed by Gartmore plc, as defined below. The performance data for these accounts is deemed relevant because the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite have investment objectives, policies and restrictions that are substan-
tially similar to those of Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. There is substantial continuity between the portfolio managers of Gartmore plc who were responsible for managing those accounts and the portfolio managers of Gartmore who are responsible for managing Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF GARTMORE OR THE FUNDS.


PACIFIC EX-JAPAN COMPOSITE


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*



                     One Year       Two Years      Three Years     Four Years

Pacific Ex-Japan
 Composite               3.95%           8.44%           7.79%         17.11%
Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Indexl            -2.44%           8.58%           7.08%         15.62%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*



                                                                    Since
                                                                  Inception
                    Five Years      Six Years     Seven Years     (1/1/88)

Pacific Ex-Japan
 Composite              18.84%         18.08%         14.79%         20.42%
Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Indexl            16.69%         16.61%         15.77%         19.02%



ANNUAL TOTAL RETURNS*



                                             Morgan Stanley
                                                 Capital
                                              International
                            Pacific         Combined Far East
                           Ex-Japan            (Ex-Japan)
                           Composite           Free Indexl

1988                           11.9%                30.0%
1989                          58.40%                32.1%
1990                            0.0%                -6.5%
1991                           22.1%                31.0%
1992                           22.9%                21.8%
1993                          110.0%               103.4%
1994                          -13.9%               -17.5%
1995                            4.0%                 8.8%
1996                           13.5                 11.1



 * The average annual total returns and annual total returns are net of fees. The fees for these accounts were 1% per annum until September 30, 1988, and 1.5% per annum thereafter. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



l The Morgan Stanley Capital International Combined Far East (Ex-Japan) Free
  Index is a capitalization-weighted index that tracks 7 countries and represents only those securities that are available for investment by international investors; many issues are still restricted to domestic investors in certain Pacific Basin countries.



EMERGING MARKETS COMPOSITE
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*



                                                                    Four Years
                                                                       Since
                                                                     Inception
                      One Year       Two Years      Three Years       1/1/93
Emerging Markets
 Composite                16.2%           11.1%           -1.8%          10.2%
IFC Investables
 Indexl                   11.4%           13.4%            3.1%         13.39%

ANNUAL TOTAL RETURNS*



                           Emerging
                            Markets          IFC Investables
                           Composite             Indexl

1993                           76.5%                79.6%
1994                          -19.0%               -12.0%
1995                          -11.3%                -8.5%
1996                           13.0%                 9.4%



 * The average annual total returns and annual total returns have been calculated since inception (1/1/93) and are net of fees. The fees for these accounts were 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



l The IFC Investables Index includes over 1,100 stocks representing 27 stock markets in developing countries, and reflects the accessibility of markets and individual stocks for foreign ownership.



GLOBAL GOVERNMENT BOND
EX-U.K. COMPOSITE
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*



                     One Year            Two Years           Three Years
Global
 Government
 Bond
 Ex-U.K.
 Composite**             -1.2%                4.4%                 6.1%
J.P. Morgan
 Global
 Government
 Bonds Indexl             1.0%                3.9%                 6.5%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*



                                                                   Since
                                                                 Inception
                       Four Years           Five Years            10/1/90
Global Government
 Bond Ex-U.K.
 Composite**                 6.2%                 8.4%              10.31%
J.P. Morgan
 Global
 Government Bonds
 Indexl                      6.5%                 7.9%               8.97%



ANNUAL TOTAL RETURNS*



                            Global             J.P. Morgan
                          Government              Global
                         Bond Ex-U.K.           Government
                           Composite           Bonds Indexl
1991                           20.8%                 16.0%
1992                            4.8%                  5.2%
1993                           15.0%                 11.6%
1994                           -0.9%                  1.5%
1995                           22.8%                 19.6%
1996                            0.6%                  3.5%



 * The average annual total returns and annual total returns have been calculated since inception (10/1/90) and are net of fees. The fees on these accounts varied by contractual agreement and have been assumed to be 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



** The accounts of the Global Government Bond Ex-U.K. Composite do not invest in securities of U.K. issuers, which are permissible investments for Nations Global Government Income Fund. However, inclusion of such securities, to the extent of their representation in the J.P. Morgan Global Government Bond Index, would not have materially affected their total returns.



l The J.P. Morgan Global Government Bonds Index is a capitalization-weighted index that tracks government bonds issued in 13 countries located in the United States, Europe and the Far East.



Set forth below is the average annual total return and annual total return for Nations International Equity Fund for the periods ending March 31, 1997:



NATIONS INTERNATIONAL
EQUITY FUND
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997



                                                                      Since
                                                                    Inception
                        One                            Five             on
                        Year        Three Years        Years         12/2/91
Nations
 International
 Equity Fund              1.32%           6.23%          8.24%           7.10%
Morgan Stanley
 Capital
 International
 EAFE Indexl              1.46%           6.53%         10.57%           6.01%

ANNUAL TOTAL RETURNS



                                                Morgan Stanley
                               Nations             Capital
                            International     International EAFE
                             Equity Fund            Indexl

1992                              -8.6%               -12.2%
1993                             27.21%                32.6%
1994                               2.6%                 7.8%
1995                               8.5%                11.2%
1996                               8.5%                 6.1%



l The Morgan Stanley Capital International EAFE Index represents an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia and the Far East.



Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and such Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.



In addition to Investor A Shares, the Money Market Funds offer Primary A Shares, Primary B Shares, Investor B Shares, Investor C Shares and Daily Shares. In addition to Investor A Shares, the Non-Money Market Funds offer Primary A Shares, Primary B Shares, Investor B Shares (formerly Investor N) and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Institution, as defined below or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.



   How The Funds Are Managed



The business and affairs of each of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios are managed under the direction of their Board of Trustees and Boards of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc.'s and Nations Portfolios' SAIs contain the names of and general background information concerning each Director of Nations Fund, Inc. and Nations Portfolios.



Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.



INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.



TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to all of the Funds except for those Funds listed below, for which

Gartmore Global Partners serves as investment sub-adviser. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund pursuant to a sub-advisory agreement. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a UK company which is the holding company for a leading UK-based international fund management group of companies, National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore Investment Management plc.



Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. With respect to the Non-Money Market Funds and Nations Tax Exempt Fund, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.



For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: 0.25% of the first $250 million of the combined average daily net assets of Nations Prime Fund plus .20% of the combined average daily net assets of such Fund in excess of $250 million; 1.00% of the average daily net assets of Nations Small Company Growth Fund; .60% of the average daily net assets of each of the Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund, and Nations Strategic Fixed Income Fund; .50% of the average daily net assets of Nations Managed Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund and Nations Managed SmallCap Index Fund; .75% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund and Nations Disciplined Equity Fund;
 .65% of the first $100 million of Nations Government Securities Fund's average daily net assets, plus .55% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .50% of the Fund's average daily net assets in excess of $250 million; .75% of the first $100 million of Nations Equity Income Fund's average daily net assets, plus .70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .60% of the Fund's average daily net assets in excess of $250 million; .90% of the average daily net assets of Nations International Equity Fund, Nations International Growth Fund and Nations Pacific Growth Fund; 1.10% of the average daily net assets of Nations Emerging Markets Fund; .90% of the average daily net assets of Nations Pacific Growth Fund; and .70% of the average daily net assets of Nations Global Government Income Fund.



For the services provided pursuant to sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of: 0.055% of Nations Prime Fund's average daily net assets;

 .20% of Nations Equity Income Fund's average daily net assets; .10% of the average daily net assets of Nations Managed Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund and Nations Managed SmallCap Index Fund; .25% of Nations Value Fund's, Nations Capital Growth Fund's, Nations Emerging Growth Fund's and Nations Disciplined Equity Fund's average daily net assets; .25% of Nations Small Company Growth Fund's average daily net assets; .15% of Nations Short-Intermediate Government Fund's, Nation's Government Securities Fund's, Nations Short-Term Income Fund's, Nations Diversified Income Fund's and Nations Strategic Fixed Income Fund's average daily net assets.



For services provided pursuant to a sub-advisory agreement, NBAI will pay Gartmore sub-advisory fees computed daily and paid monthly, at the annual rate of .70% of Nations International Equity Fund's average daily net assets; .85% of Nations Emerging Markets Fund's average daily net assets; .70% of Nations Pacific Growth Fund's average daily net assets and .54% of Nations Global Government Income Fund's average daily net assets. For services provided and expenses assumed, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rate .40% of Nations International Growth Fund's average daily net assets up to and including $325,000,000 in assets and .25% in excess of $325,000,000. As of the date of this Prospectus, the Board of Directors has approved, and recommended to shareholders that they approve, an increase in the fees to be paid by NBAI to Gartmore to .70% of Nations International Growth Fund's average daily net assets. This increase will be implemented as soon as practicable following receipt of shareholder approval.



From time to time, NBAI (and/or TradeStreet and/or Gartmore) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees or expenses payable by a Fund.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Value Fund -- .75%, Nations Capital Growth Fund -- .75%, Nations Emerging Growth Fund -- .75%, Nations Disciplined Equity Fund -- .75%, Nations Managed Index Fund -- .06%, Nations Managed SmallCap Index Fund -- .00%, Nations Short-Intermediate Government Fund -- .40%, Nations Short-Term Income
Fund -- .30%, Nations Diversified Income Fund -- .50%, Nations Strategic Fixed Income Fund -- .50%. No fees were paid with respect to Nations Managed Value Index Fund or Nations Managed SmallCap Value Index Fund because neither Fund had yet commenced operations during the period indicated above.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Prime Fund -- .15%, Nations Equity Income Fund -- .67%, Nations International Equity Fund -- .90% and Nations Government Securities
Fund -- .50%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Emerging Markets Fund -- 1.10%, Nations Pacific Growth Fund -- .90% and Nations Global Government Income Fund -- .70%.



For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Small Company Growth Fund (formerly the Pilot Small Capitalization Equity Fund) -- .75%; Nations International Growth Fund (formerly the Pilot International Equity Fund) -- .48%. During the same period, after waivers, the Pilot Funds paid Kleinwort Benson Investment Management Americas Inc., under a previous sub-advisory agreement, sub-advisory fees at the rate of
 .32% of Nations International Growth Fund's average daily net assets.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund -- .25%, Nations Capital Growth Fund -- .25%, Nations Emerging Growth
Fund -- .25%, Nations Disciplined Equity Fund -- .25%, Nations Managed Index Fund -- .10%, Nations Managed SmallCap Index Fund -- .10%, Nations Short-Intermediate Government Fund -- .15%, Nations Short-Term Income
Fund -- .15%, Nations Diversified Income Fund -- .15%, Nations Strategic Fixed Income Fund -- .15%, Nations Prime Fund -- .055%, Nations Equity Income
Fund -- .20% and Nations Government Securities Fund -- .15%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid Gartmore under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- .85%, Nations Pacific Growth Fund -- .70% and Nations Global Government Income Fund -- .54% and Nations International Equity
Fund -- .70%.



Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Prime Fund. She has been Portfolio Manager of the Nations Prime Fund since 1988. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.



Sharon M. Herrmann is a Director of Equity Management for TradeStreet and Senior Portfolio Manager for Nations Value Fund. Ms. Herrmann has been the Portfolio Manager of Nations Value Fund since 1989. Prior to assuming her position with TradeStreet, she was Senior Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Herrmann has worked for the Investment Management Group at NationsBank since 1981 where her responsibilities included fund management and institutional portfolio management. She attended Virginia Wesleyan College. Ms. Herrmann holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Eric S. Williams is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Equity Income Fund. Mr. Williams has been the Portfolio Manager for Nations Equity Income Fund since 1991. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1980. His past experience includes fund analysis and portfolio management for National Bank of Detroit. Mr. Williams received a B.S. in Accounting from East Carolina University, Summa Cum Laude and an M.B.A. from Indiana University. He holds the Chartered Financial Analyst designation, is on the Advisory Board of Indiana University's Investment Management Academy, and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Stephen Watson is Principal Portfolio Manager of Nations International Equity Fund and has been the Portfolio Manager since February, 1995. He joined Gartmore as a Global Fund Manager in 1993 and currently holds the position of Head of the International and Global Portfolio Team. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manager for international clients. From 1980 to 1987 he associated with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Montagu. Mr. Watson is a member of the Securities Institute.



Philip Ehrmann is Principal Portfolio Manager of Nations Emerging Markets Fund and is the Head of the Gartmore Emerging Markets Team. He has been the Portfolio Manager for the Fund since 1995. Prior to joining Nations Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.



Seok Teoh is Principal Portfolio Manager of Nations Pacific Growth Fund and has been the Portfolio Manager since the Fund's inception. She has been associated with Gartmore since 1990 as the London based manager on its Far East Team. Previously, Ms. Teoh managed Far East equities for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh, who is a native of Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.



Philip J. Sanders is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Capital Growth Fund. Mr. Sanders has been Portfolio Manager for Nations Capital Growth Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Sanders has worked in the financial investment community since 1981. His past experience includes portfolio management, equity research and financial analysis for the Investment Management Group at NationsBank and Duke Power Company. Mr. Sanders received a B.A. in Economics from the University of Michigan and an M.B.A. from University of North Carolina at Charlotte. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Scott A. Billeadeau is a Senior Portfolio Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Emerging Growth Fund and Nations Small Company Growth Fund. Mr. Billeadeau has been Portfolio Manager of the Funds since June, 1997. Previously he was Senior Analyst and Senior Portfolio Manager for BankAmerica's Pacific Horizon Aggressive Growth Fund at Security Pacific Corp. since 1991. Mr. Billeadeau has worked in the investment community since 1986. His past experience also includes quantitative analysis for American Express Financial Advisors, Inc. Mr. Billeadeau received an AB in Economics from Princeton University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, as well as the Seattle Society of Securities Analysts.



Jeffery C. Moser is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Disciplined Equity Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund. Mr. Moser has been Portfolio Manager of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund since their inception and has managed Nations Disciplined Equity Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Moser has worked for the Investment Management Group at NationsBank since 1983 where his responsibilities included institutional portfolio management and equity analysis. Mr. Moser graduated Phi Beta Kappa with a B.S. in Mathematics from Wake Forest University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Mark Rimmer is Principal Portfolio Manager of Nations Global Government Income Fund and has been the Portfolio Manager since the Fund's inception. He has been associated with Gartmore since 1990 as an International Fixed Income Fund Manager. Previously, Mr. Rimmer managed multi-currency funds for institutional clients at Gulf International Bank in Bahrain, and prior to that he was a senior trader for Sumitomo Finance International, London. He graduated from Cambridge University with a degree in Economics.



Gregory H. Cobb is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Strategic Fixed Income Fund. Mr. Cobb has been Portfolio Manager for Nations Strategic Fixed Income Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Cobb has worked in the investment community since 1987. His past experience includes portfolio management of intermediate duration and insurance products for Trust Company Bank and Barnett Bank Trust Company Inc. Mr. Cobb received a B.A. in Economics from the University of North Carolina at Chapel Hill.



Mark S. Ahnrud is a Director of Fixed Income Management for TradeStreet and the Senior Portfolio Manager for Nations Diversified Income Fund. Mr. Ahnrud has been the Portfolio Manager for Nations Diversified Income Fund since 1992. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Ahnrud has worked for the Investment Management Group at NationsBank since 1985 where his responsibilities initially included institutional investment management sales and later involved high yield credit analysis. Mr. Ahnrud received a dual B.S. in Finance and Investments from Babson College and an M.B.A. from Duke University, Fuqua School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Christopher G. Gunster is a Portfolio Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Government Securities Fund. Mr. Gunster has been the lead Portfolio Manager since July, 1997. Prior to assuming his position with TradeStreet, he was Assistant Vice President and Associate Portfolio Manager for the Investment Management Group at NationsBank since 1993. Mr. Gunster has worked in the investment community since 1987. His past experience includes investment marketing for The Boston Company and options trading for Shatkin Investments, a regional broker/dealer. Mr. Gunster received a B.A. in Chemistry from Kenyon College and an M.B.A. in Finance from Babson Graduate School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



John S. Swaim is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Short-Intermediate Government Fund. Mr. Swaim has been Portfolio Manager for the Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Swaim has worked in the investment community since 1986. His past experience includes derivative products manager for the NationsBank Texas Corporate Investment Division portfolio. Mr. Swaim received a B.S. from University of North Texas and an M.B.A. from University of Texas at Arlington.



Brad Pope is a Product Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Short-Term Income Fund. He is a senior member of the Fixed Income Team. As such, his responsibilities include setting duration policy for the Nations Funds fixed income funds. Mr. Pope has been the Portfolio Manager for Nations Short-Term Income Fund since August 1996. Prior to assuming this position, he was a manager in the structured products area. He joined the Investment Management Group at NationsBank, TradeStreet's predecessor organization, in 1988. Mr. Pope has over nine years of investment experience, including working on the trading floor of the Chicago Board of Trade. Mr. Pope received a B.B.A. in Finance from the University of Texas at Austin.



Greg W. Golden is a Structured Products Manager, Equity Management for TradeStreet and is Portfolio Manager for Nations Equity Index Fund, Nations Managed Index Fund and Nations Managed SmallCap Index Fund. He has been Portfolio Manager for these funds since their inception. Prior to assuming his position with TradeStreet in 1996, he was Vice President and Structured Products Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience includes portfolio management, derivatives management and quantitative analysis for the Investment Management Group at NationsBank and Sovran Bank of Tennessee. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a Chartered Financial Analyst candidate and a member of the Chicago Quantitative Alliance, the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Brian O'Neill is the Principal Senior Investment Manager of the Gartmore Global Portfolio Team and has been the Portfolio Manager of Nations International Growth Fund since July, 1997. Mr. O'Neill joined Gartmore as a Senior Investment Manager on the Global Portfolio Team in 1981 with responsibility for a variety of specialized global funds, including resource funds. Mr. O'Neill began his career with Royal Insurance in 1970 as an investment analyst specializing in United Kingdom research. He then expanded his field of expertise to include management of global equities, and in 1978 he moved to Antony Gibbs & Sons where he was appointed as a fund manager, specializing in global equities. Mr. O'Neill graduated from Glasgow University in 1969 with a MA Honours degree in Political Economy.



Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to a Co-Administration Agreements. Under the terms of the Co-Administration Agreements, First Data provides various administrative and accounting services to the Funds, including performing the calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements, maintaining the portfolio records and certain general accounting records for the Funds.


For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund --

 .10%, Nations Capital Growth Fund -- .10%, Nations Emerging Growth Fund -- .10%, Nations Disciplined Equity Fund -- .10%, Nations Managed Index Fund -- .10%, Nations Managed SmallCap Index Fund -- .10%, Nations Short-Intermediate Government Fund -- .10%, Nations Short-Term Income Fund -- .10%, Nations Diversified Income Fund -- .10%, Nations Strategic Fixed Income Fund -- .10%. No fees were paid with respect to Nations Managed Value Index Fund or Nations Managed SmallCap Value Index Fund because neither Fund had yet commenced operations during the period indicated above.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- .09%, Nations Equity Income Fund -- .10%, Nations International Equity Fund -- .10% and Nations Government Securities Fund -- .10%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets
Fund -- .10%, Nations Pacific Growth Fund -- .10% and Nations Global Government Income Fund -- .10%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to Agents (as defined below) which assist customers in purchasing Investor A Shares of the Funds.



NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as custodian for the assets of each Fund, except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY, Avenue des Arts, 35 1040 Brussels, Belgium, serves as Custodian for the assets of the Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.



BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Fund except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess including all Nations' Money Market Funds.



First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor A Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.



Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachuetts 02110.

EXPENSES: The accrued expenses of each Fund, as well as certain expenses attributable to Investor A Shares, are deducted from accrued income before dividends are declared. Each Fund's expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; trustees' and directors' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor A Shares may bear certain class specific expenses and also bear certain additional shareholder service and sales support costs. Any general expenses of Nations Fund Trust, Nations Fund, Inc. or Nations Portfolios that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bear to the assets of Nations Fund Trust, Nations Fund, Inc. or Nations Portfolios or in such other manner as the Board of Trustees or Board of Directors deems appropriate.


   Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Portfolios, Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Money Market Funds currently offer six classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. The Non-Money Market Funds currently offer five classes of shares -- Investor A Shares, Investor B Shares (formerly Investor N Shares), Investor C Shares, Primary A Shares and Primary B Shares. This Prospectus relates only to the Investor A Shares of Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations Diversified Income Fund, and Nations Strategic Fixed Income Fund of Nations Fund Trust. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Selling Agent (as defined below) or Nations Funds at 1-800-321-7854.


Each share is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the related SAI for examples of when the 1940 Act requires voting by fund.

As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's related SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor A Shares of Nations Prime Fund, Nations Equity Income Fund, Nations Small Company Growth Fund, Nations Government Securities Fund, Nations International Equity Fund and Nations International Growth Fund of Nations Fund, Inc. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.



NATIONS PORTFOLIOS: Nations Portfolios was incorporated in Maryland on January 23, 1995. Nations Portfolios' fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 150,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor A Shares of Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund of Nations Portfolios. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.

Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class allocated among the funds or classes based on the respective liquidation value of each fund or class.



Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.



As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Portfolios and, therefore, could be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Portfolios' SAI. It is anticipated that Nations Portfolios will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.



Because this Prospectus combines disclosure on three separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.



PENDING LEGAL PROCEEDINGS: A purported class action lawsuit against, among others, Nations Government Securities Fund and Nations Short-Intermediate Government Fund was filed by Lawrence Bergelt on May 21, 1996. The complaint was amended and consolidated on July 11, 1996 in the United States District Court for the Middle District of Florida, Tampa Division by Mr. Bergelt and others in an action against the two funds, NationsBank Corporation and certain of its affiliates, Dean Witter Distributors and certain of its affiliates, and Stephens Inc. (Case No. 94-995-Civ.-T-23E). As relevant to Nations Government Securities Fund and Nations Short-Intermediate Government Fund, plaintiffs allege that, among other things, defendants violated the Securities Exchange Act of 1934 and various state securities fraud statutes by employing a scheme to defraud plaintiffs into purchasing shares of the funds and making untrue statements of material fact and omitting to state material facts in connection with sales of shares of the funds. Plaintiffs further allege that, among other things, defendants concealed the risks associated with such funds by blurring the distinctions between banks and non-bank subsidiaries and by obscuring the differences between traditional, federally insured bank products and uninsured, non-depository products.

About Your Investment

   How To Buy Shares


Investor A Shares are available to the following categories of Investors:



     (Bullet) Investors who purchase through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts.



     (Bullet) Directors, officers, and employees of NationsBank Corporation, its affiliates and subsidiaries.



     (Bullet) Individuals investing a distribution received from a NationsBank trust account and certain other rollovers or distributions received from NationsBank fiduciary accounts.



     (Bullet) Current Investor A Shareholders (other than Investor A shareholders who own such shares exclusively through a cash sweep option) who purchased Investor A Shares prior to August 1, 1997.



     (Bullet) Employee benefit plans making an initial investment of $1 million or more in the Nations Funds Family.



     (Bullet) Investors (other than those described above) investing $1 million or more in the Nations Funds Family through an Agent (as defined below) (a "Substantial Investor.") In determining whether an investor qualifies as a Substantial Investor, all current holdings of Funds in the Nations Funds Family other than the Nations Funds money market or index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund, will be considered.



Investor A Shares of the Index Funds and the Money Market Fund are also available to other investors through a separate prospectus. Other procedures may apply. For more information, call Nations Funds at 1-800-321-7854.



Purchase orders for Investor A Shares may be placed directly with a Fund or through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents"). Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents."



Purchases of Investor A Shares through a Nations Funds Personal Investment Planner account, which is a managed agency/asset allocation account established with NBAI (an "Account"), are governed by the terms and conditions of the Account, which are set forth in the Client Agreement and Disclosure Statement provided by NBAI to each investor who establishes an Account. Because of the nature of the Account, certain of the features described in this Prospectus are not available to investors purchasing Investor A Shares through an Account. Potential investors through an Account should refer to the Client Agreement and Disclosure Statement for more information regarding the Account, including information regarding the fees and expenses charged in connection with an Account.


There is a minimum initial investment of $1,000 in the Funds, except that the minimum initial investment is:

(Bullet) $500 IRA investors;

(Bullet) $250 for non-working spousal IRAs; and

(Bullet) $100 for investors participating on a monthly basis in the Systematic
         Investment Plan described below.

There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs, and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.



Investor A Shares are purchased at net asset value per share, and Investor A Shares of the Money Market Funds are purchased at net asset value per share without the imposition of a sales charge. Purchases of Non-Money Market Funds may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "NYSE Business Day"). Purchases of Money Market Funds may be effected only on days on which the Federal Reserve Bank of New York is open for business (a "Bank Business Day"). Unless otherwise specified, the term Business Day in this Prospectus refers to a Bank Business Day with respect to a Money Market Fund and a NYSE Business Day with respect to a Non-Money Market Fund.



Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor A Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.



OPENING AN ACCOUNT DIRECTLY WITH A FUND: Certain investors may open a regular (non-retirement) account directly with a Fund, either by mail or by wire.


BY MAIL: Investors should complete a New Account Application and forward it, along with a check made payable to the Fund, to:


Nations Funds
P.O. Box 34602
Charlotte, NC 28254-4602



BY WIRE: Investors should call Nations Funds at 1-800-321-7854 for an account number and use the following wire instructions:



Nations Funds
c/o Boston Safe Deposit & Trust
ABA #011001234
DDA #154202
Account Name
Account Number
Fund Name


Investors should complete a New Account Application and mail it to the address above.


RETIREMENT ACCOUNTS: For IRAs and other retirement accounts, investors should call Nations Funds at 1-800-321-7854.


ADDITIONAL PURCHASES: Additional purchases may be made by mail or wire. To purchase additional shares by mail, send a check made payable to the Fund which identifies the name of the Fund and class of shares and include a reinvestment slip to the address set forth above. To purchase additional shares by wire, follow the wiring instructions set forth above.


EFFECTIVE TIME OF PURCHASES -- NON-MONEY MARKET FUNDS: Purchase orders for Investor A Shares of the Non-Money Market Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day follow-
ing receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.


EFFECTIVE TIME OF PURCHASES -- MONEY MARKET FUNDS: Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or by the Transfer Agent. A purchase order for Investor A Shares of a Money Market Fund must be received by Stephens or by the Transfer Agent by 3:00 p.m., Eastern time. Absent prior arrangement with Stephens or the Transfer Agent, purchase orders received after such time on any given day will not be accepted; notice thereof will be given to the Agent transmitting the order, and any funds received will be returned promptly to the sending Agent. Any late purchase orders that are not rejected pursuant to such a prior arrangement will be executed on the following Business Day. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. Investor A Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent.



The Agents are responsible for transmitting orders for purchases of Investor A Shares by their customers ("Customers"), and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.



SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor A Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent or Nations Funds.



TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


   How To Redeem Shares


For shareholders who open and maintain an account directly with a Fund, redemption orders should be communicated to such Fund by calling Nations Funds at 1-800-321-7854 or in writing. (Shareholders must have established telephone features on their account in order to effect telephone transactions.) Redemption proceeds are normally sent by mail or wired within three Business Days after receipt of the order by the Fund. For shareholders who purchased their shares through an Agent, redemption orders should be transmitted by telephone or in writing through the same Agent. Redemption proceeds are normally remitted in federal funds wired to the redeeming Agent or investor within three Business Days after receipt of the order by Stephens or by the Transfer Agent. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Fund, Stephens, or the Transfer Agent, as the case may be. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customer's account with the redemption proceeds on a timely basis. Redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. No charge for wiring redemption payments is imposed by Nations Funds. There is no redemption charge.



Redemption orders for Money Market Funds must be received on a Business Day before 3:00 p.m., Eastern time, and payment will normally be wired the same day. Nations Funds reserves the right to wire redemption proceeds within three Business Days after receiving the redemption order if, in the judgment of NBAI, an earlier payment could adversely impact a Fund. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. Redemption orders received by Stephens, the Fund or by the Transfer Agent after 3:00 p.m., Eastern time, will be processed on the next Business Day.



Nations Funds may redeem a shareholder's Investor A Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor A Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



CHECKWRITING PRIVILEGE: Free checkwriting is available with respect to Investor A Shares of the Money Market Fund. With this service, a shareholder may write checks in the amount of $250 or more. To obtain checks, a shareholder must complete the signature section included within the Account Application Form. To establish this checkwriting service after opening an account in one of the Funds, the shareholder must contact his/her Selling Agent by telephone or mail to obtain an Application Form. A shareholder will receive the dividends and distributions declared on the shares to be redeemed up to the day that a check is presented to the Custodian for payment. Upon 30 days' prior written notice to shareholders, the checkwriting privilege may be modified or terminated. An investor cannot close an account in the Funds by writing a check.



CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers specified below, Investor A Shares of the Funds that were purchased prior to January 1, 1996 in amounts of $1 million or more or through the Nations Funds Personal Investment Planner are subject to a CDSC equal to 1.00% of the lesser of the net asset value or the purchase price of the shares being redeemed if such shares are redeemed within one year of purchase, declining to 0.50% in the second year after purchase and eliminated thereafter. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.


Solely for purposes of determining the period of time that has elapsed from the purchase of any Investor A Shares, all purchases are deemed to have been made on the trade date of the transaction. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.


The CDSC will be waived on redemptions of Investor A Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner), (ii) in connection with the following retirement plan distributions: (a) by qualified retirement plans, (except in cases of plan level terminations); (b) distributions from an IRA following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA, and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor A Shares held in the account is less than the minimum account size, (v) in connection with the combination of Nations Funds with any other registered investment company by merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor A Shares in the account. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.



REINSTATEMENT PRIVILEGE: Within 120 days after a redemption of Investor A Shares of a Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor A Shares of the same Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor A Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.



REDEMPTION FEE: A redemption fee of 1% of the current net asset value will be assessed on certain Investor A Shares purchased after July 31, 1997 and redeemed within 18 months of the date of purchase by a Substantial Investor. In addition, a 1% redemption fee will be assessed on Investor A Shares purchased after such date by an employee benefit plan that (i) made its initial investment after such date and (ii) redeemed such shares within 18 months of purchase in connection with a complete liquidation of such plan's holdings in the Nations Funds Family. This fee is retained by the Fund or Funds for the benefit of the remaining shareholders and is intended to encourage long-term investment in the Funds and to avoid transaction and other expenses associated with short-term investments. The Funds reserve the right to modify the terms of or terminate this fee at any time.



AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor A Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor A Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor A Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor A Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.


   How To Exchange Shares


The exchange feature enables a shareholder of a fund of Nations Funds (other than an index fund) to acquire shares of the same class that are offered by another fund of Nations Funds (other than an index fund) when the shareholder believes that a shift between funds is an appropriate investment decision. Shareholders of an index fund of Nations Funds may acquire shares of the same class that are offered by another index fund of Nations Funds. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.



For shareholders who maintain an account directly with a Fund, exchange requests should be communicated to the Fund by calling Nations Funds at 1-800-321-7854 or in writing. For shareholders who purchased their shares through an Agent, exchange requests should be communicated to the Agent, who is responsible for transmitting the request to Stephens or to the Transfer Agent.



The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain circumstances.
The current prospectus for each fund of Nations
Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. The ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



The Investor A Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the shareholder's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shareholders should consider communicating their exchange requests by mail.



If Investor A Shares of the Funds purchased prior to January 1, 1996 are exchanged for shares of the same class of another fund, any CDSC applicable to the original shares purchased will be applied upon the redemption of the acquired shares. The holding period of such Investor A Shares (for purposes of determining whether a CDSC is applicable upon redemption) will be computed from the time of the initial purchase of the Investor A Shares of a Fund.



Investor A Shares of Nations Short-Term Income Fund acquired directly or indirectly through an exchange from Investor B Shares of another non-money market fund may be re-exchanged only for Investor B Shares of another non-money market fund, Investor C Shares of a Nations Funds money market fund or Investor A Shares of Nations Short-Term Municipal Income Fund. Such shares (and any Investor A or Investor C Shares acquired through the exchange of such shares) will remain subject to the CDSC schedule applicable to the Investor B Shares originally purchased. The holding period (for the purpose of determining the applicable rate of the CDSC) does not accrue while the shares owned are Investor A Shares of Nations Short-Term Municipal Income Fund or Nations Short-Term Income Fund or Investor C Shares of a Nations Funds money market fund. The CDSC that is ultimately charged upon redemption is based upon the total period of time the shareholder holds Investor B Shares of any fund that charges a CDSC.



An investor who owns his or her shares through a Nations Funds IRA that initially invests in Investor A Shares of a Money Market Fund may exchange those shares for Investor B Shares of a non-money market fund offered by Nations Funds. Additionally, Investor B Shares of a non-money market fund acquired through such an exchange prior to January 1, 1996 or after July 31, 1997, will, upon redemption, be subject to the CDSC schedule applicable to the acquired shares. For purposes of determining the applicable rate of the CDSC, the date of the exchange will be deemed to be the date of purchase of the Investor B Shares.



If Investor A Shares are exchanged for shares of the same class of another fund, any redemption fee applicable to the original shares purchased will be assessed upon the redemption of the acquired shares. The holding period of such shares (for purposes of determining whether a redemption fee is applicable) will computed from the time of the initial purchase of the Investor A Shares of a Fund, except that the holding period will not accrue while the shares owned are Investor A shares of Nations Short-Term Municipal Income Fund, Nations Short-Term Income Fund or a Nations Funds money market fund. If a redemption fee ultimately is charged, it will be retained by the initial Fund purchased.



AUTOMATIC EXCHANGE FEATURE: Under the Funds' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one fund of Nations Funds to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or the last day of the applicable month. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, a shareholder should contact his/her Selling Agent or Nations Funds.



With regard to Money Market Fund, an investor who is participating in the Nations Funds Automatic Exchange Feature ("AEF") may acquire Investor A or Investor C Shares of a non-money market fund offered by Nations Funds. In addition, Investor C Shares of a non-money market fund acquired prior to August 1, 1997 through such exchange will, upon redemption, be subject to the CDSC schedule applicable to the acquired shares. For purposes of determining the applicable rate of the CDSC, the date of the exchange will be deemed to be the date of the purchase of the Investor C Shares.


   Shareholder Servicing And Distribution
   Plans


MONEY MARKET FUNDS: Pursuant to Rule 12b-1 under the 1940 Act, the Trustees and Directors have approved a Shareholder Servicing and Distribution Plan (the "Investor A Plan") with respect to Investor A Shares of the Funds. Pursuant to the Investor A Plan, the Funds may pay Stephens (or any other person) for distribution-related expenses and Selling Agents for sales support expenses incurred in connection with Investor A Shares. Aggregate payments under the Investor A Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees or Directors provided that the annual rate may not exceed 0.10% of the average daily net asset value of Investor A Shares of the Funds. Payments to Stephens under the Investor A Plan may be used to reimburse Stephens for distribution-related expenses actually incurred by Stephens, including expenses of organizing and conducting sales seminars, printing prospectuses, statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and the costs of administering the Investor A Plan. The fees payable to Selling Agents are used primarily to compensate Selling Agents for providing sales support assistance in connection with the sale of Investor A Shares to Customers, which may include forwarding sales literature and advertising provided by Nations Funds to Customers. The Funds may not pay for shareholder servicing activities under the Investor A Plan.



In addition, the Trustees and Directors have approved a shareholder servicing plan (the "Servicing Plan") with respect to Investor A Shares of the Funds. Pursuant to the Servicing Plan, the Funds may pay Servicing Agents that have entered into a Servicing Agreement with Nations Funds for certain shareholder support services that are provided by the Servicing Agents. Payments under the Funds' Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of each Fund's Investor A Shares. The shareholder services provided by Servicing Agents may include general shareholder liaison services; processing purchase, exchange, and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from a Fund on behalf of Customers; providing information periodically to Customers, including information showing their position in Investor A Shares; providing sub-accounting with respect to Investor A Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Investor A Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.



NON-MONEY MARKET FUNDS: The Funds' Shareholder Servicing and Distribution Plan (the "Investor A Plan"), adopted pursuant to Rule 12b-1 under the 1940 Act, permits each Fund to compensate (i) Servicing Agents and Selling Agents for services provided to their Customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. Nations Short-Term Income Fund, however, may not pay for shareholder servicing activities under the Investor A Plan. Aggregate payments under the Investor A Plan are calculated daily and paid monthly at a rate or rates set from time to time by each Fund, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor A Shares of the Fund.



The fees payable to Servicing Agents under the Investor A Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor A Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from a Fund on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor A Shares; (v) arranging for bank wires; and
(vi) providing general shareholder liaison services. The fees payable to Selling Agents are used primarily to compensate Selling Agents for providing sales support assistance in connection with the sale of Investor A Shares to Customers, which may include forwarding sales literature and advertising provided by Nations Funds to Customers.

The fees under the Investor A Plan also may be used to reimburse Stephens for distribution-related expenses actually incurred by Stephens, including, but not limited to, expenses of organizing and conducting sales seminars, printing prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising and sales literature and the costs of administering the Investor A Plan.


GENERAL: Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Investor A Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed 1.00% of the offering price per share on all sales of Investor A Shares as an expense of Stephens or for which Stephens may be reimbursed under the Investor A Plan or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.


In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


Nations Funds and Stephens may suspend or reduce payments under the Investor A Plan at any time, and payments are subject to the continuation of the Investor A Plan described above and the terms of the Servicing Agreements and Sales Support Agreements. See the SAIs for more details on the Investor A Plan.



In addition, the Trustees and Directors have approved a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Investor A Shares of the Nations Short-Term Municipal Income Fund. Pursuant to its Servicing Plan, the Nations Short-Term Municipal Income Fund may pay Servicing Agents that have entered into a Servicing Agreement with Nations Funds for certain shareholder support services that are provided by the Servicing Agents. Payments under the Fund's Servicing Plan may not exceed 0.25% of the average daily net asset value of the Fund's Investor A Shares. The shareholder services provided by Servicing Agents include, but are not limited to, those listed above with respect to the Investor A Plan.



Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAIs for more details on the Servicing Plan.



Nations Funds understands that Agents may charge fees to their Customers who are the owners of Investor A Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


   How The Funds Value Their Shares


The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Money Market Fund are valued as of 3:00 p.m., Eastern time, each Bank Business Day. Shares of the Non-Money Market Funds are valued as of the close of regular trading on the Exchange (currently

4:00 p.m., Eastern time) on each NYSE Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



The assets in the Money Market Funds are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.



With respect to the Non-Money Market Funds, portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities are valued at their fair value following procedures approved by the Trustees or Directors.


   How Dividends And Distributions Are
   Made; Tax Information


DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Managed Index Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. All other Equity Funds and Index Funds declare and pay dividends from net investment income each calendar quarter. Dividends from net investment income are declared daily and paid monthly by the Money Market Fund and the Bond Funds. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.



The net asset value of Investor A Shares will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Certain Selling and Servicing Agents may provide for the reinvestment of dividends in the form of additional Investor A Shares of the same class in the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the month or quarter to which the dividend relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor A Shares.



MONEY MARKET FUND: Dividends from net investment income of the Fund are declared daily to shareholders at 3:00 p.m., Eastern time, on the day of declaration. Investor A Shares begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (E.G., the settlement date). Dividends are paid within five Business Days after the end of each month. Dividends are paid in the form of additional Investor A Shares of the same Fund unless the Customer has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Your dividend election may be governed by your account agreement with your Agent. Dividends are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor A Shares in a Fund. To the extent that there are any net short-term capital gains, they will be paid at least annually.



Each Fund's net investment income available for distribution to the holders of Investor A Shares will be reduced by the amount of sales support and shareholder servicing fees paid to Selling Agents and Servicing Agents, respectively. Each Fund's net investment income available for distribution to the holders of Investor A Shares will be reduced by the amount of retail transfer agency fees payable to the Transfer Agent applicable to the Investor A Shares.



Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. These distributions will not qualify for the dividends received deduction for corporate shareholders.


TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Code. Such qualification relieves a Fund of liability for Federal income tax on amounts distributed in accordance with the Code.


The Funds intend to distribute substantially all of their investment company taxable income and net tax-exempt income each taxable year. Distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an IRA are generally deferred under the Code.)



Corporate investors in a Fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gains dividends) paid by such Fund to the extent that the Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.


Substantially all of the Funds' net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not exempt from Federal income tax as long-term capital gains, regardless of how long the shareholders have held the Funds' shares and whether such gains are received in cash or reinvested in additional shares.


Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may be subject to state and local taxes, as discussed more fully below and in the SAIs.


Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.



Portions of Nations International Equity Fund's, Nations International Growth Fund's, Nations

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Emerging Markets Fund's, Nations Pacific Growth Fund's, and Nations Global
Government Income Fund's investment income may be subject to foreign income taxes withheld at their source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Generally, if more than 50% of the value of the total assets of each of those Funds consists of securities of foreign issuers, it may elect to "pass through" to its shareholders these foreign taxes, if any. Upon such an election, each shareholder will be required to include his or her pro rata portion thereof in his or her gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit against U.S. income tax for such amount.


The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAIs.

   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates, and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.

Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government Obligations.

A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds. For additional information concerning mortgage-backed securities, see the related SAI.


The mortgage-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow thereby lengthening duration and potentially reducing the value of these securities. The debt securities held by the Funds also may be subject to credit risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Any such defaults or adverse changes in an issuers financial condition or credit rating may adversely affect the value of the Funds' protfolio investments and, hence, the value of your investment in the corresponding Fund.


NON-MORTGAGE ASSET-BACKED SECURITIES: Non-mortgage asset backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass- through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.


BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Prime Fund generally limits investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.



Nations Prime Fund may invest up to 100% of its assets in obligations issued by banks. The Funds (except Nations International Growth Fund) will limit their investments in bank obligations so that they do not exceed 25% of each Fund's total assets at the time of purchase. Nations Prime Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). Nations Small Company Growth Fund will limit its investments in interest bearing savings deposits of commercial savings banks up to 5% of its total assets.



Eurodollar, Yankee dollar and other foreign obligations involve special investment risk, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.


BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, certain of the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Funds only enter into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.


COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Nations Prime Fund will limit purchases of commercial instruments to instruments which: (a) if rated by at least two NRSROs are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by Nations Fund, Inc.'s Board of Directors on the advice of the Adviser.


Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: Certain of the Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.

FIXED INCOME INVESTING: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.

FOREIGN CURRENCY TRANSACTIONS: Certain of the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when such Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, a Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of such Fund and the flexibility of such Fund to purchase additional securities. Although forward contracts will be used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.



FOREIGN SECURITIES: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


Certain Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs, in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: Certain of the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect such Funds against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAIs.


GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance com-
pany's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.



A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.



ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Non-Money Market Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares and the Money Market Funds will not hold more than 10%. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Prime Fund may be subject to this limitation.


If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.


LOWER-RATED DEBT SECURITIES: Certain of the Funds may invest in lower-rated debt securities.

Lower-rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing. Each Fund that may invest in lower-rated debt securities intends to limit their investments in lower-quality debt securities to 35% of assets.

The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Boards, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities, and the Fund's ability to dispose of these lower-rated bonds.

The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.


MONEY MARKET INSTRUMENTS: With respect to Non-Money Market Funds, the term "money market instruments" refers to instruments with remaining maturities of one year or less. With respect to Money Market Funds, the term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.


MUNICIPAL SECURITIES: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases," and units of participation in trusts holding pools of tax-exempt leases. Such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal securities. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities.

In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified municipal securities at a specified price. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in municipal securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.


OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.


REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a managed portfo-
lio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.



REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.



SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.



SHORT-TERM TRUST OBLIGATIONS: Nations Prime Fund may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.


STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: The Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Assocation; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Assocation. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.


VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. The Money Market Fund will invest in securities with demand features where (a) the security or its issuer has received a short-term rating from an NRSRO; and (b) the issuer of the demand feature, or another institution, undertakes to notify promptly the holder of the security in the event that the demand feature is substituted with a demand feature provided by another issuer. (Note, however, that certain securities first issued on or before June 3, 1996 are not subject to these rating and notice requirements.) An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description Of Ratings

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB,B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


The following summarizes the two highest rating categories used by Fitch for short-term obligations:


     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

The following summarizes the four highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk for obligations in other categories.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the two highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.


     A1 -- Obligations supported by the highest capacity for timely repayment.

Prospectus


                                  INVESTOR A SHARES
                                     AUGUST 1, 1997



This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund" and collectively the "Funds") of Nations Fund
Trust, Nations Fund, Inc., and Nations Fund
Portfolios, Inc. ("Nations Portfolios"), each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations
Funds Family"). This Prospectus describes one class of shares of each Fund -- Investor A Shares.



NATIONS TAX EXEMPT FUND (THE "MONEY MARKET FUND")
SEEKS TO MAINTAIN A NET ASSET VALUE OF $1.00 PER
SHARE.



INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER
INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND
THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET
FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET
VALUE OF $1.00 PER SHARE.



This Prospectus sets forth concisely the information about the Funds that prospective purchasers of Investor A Shares should consider before investing. Investors should read this Prospectus and retain it for future reference.
Additional information about Nations Fund Trust,
Nations Fund, Inc. and Nations Portfolios is contained in separate Statements of Additional
Information (the "SAIs"), that have been filed with the Securities and Exchange Commission (the "SEC") and are available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAIs dated August
1, 1997 are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to certain of the Funds, Gartmore Global Partners ("Gartmore") is investment sub-adviser to certain other Funds. As used herein the term "Adviser" shall mean NBAI, TradeStreet and/or Gartmore as the context may require.



SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.


NF-97220-897






MONEY MARKET FUND


Nations Tax Exempt Fund



EQUITY FUNDS


Nations Value Fund


Nations Equity Income Fund


Nations Capital Growth Fund


Nations Emerging Growth Fund


Nations Disciplined Equity Fund


Nations Small Company Growth Fund


Nations International Equity Fund


Nations International Growth Fund


Nations Emerging Markets Fund


Nations Pacific Growth Fund



INDEX FUNDS


Nations Managed Index Fund


Nations Managed SmallCap Index Fund


Nations Managed Value Index Fund


Nations Managed SmallCap Value Index Fund



BOND FUND


Nations Global Government Income Fund


TAX-EXEMPT FUNDS
Nations Short-Term Municipal Income Fund
Nations Intermediate Municipal Bond Fund
Nations Municipal Income Fund
Nations Florida Intermediate
 Municipal Bond Fund
Nations Florida Municipal Bond Fund
Nations Georgia Intermediate
 Municipal Bond Fund
Nations Georgia Municipal Bond Fund
Nations Maryland Intermediate
 Municipal Bond Fund
Nations Maryland Municipal
 Bond Fund
Nations North Carolina Intermediate Municipal Bond Fund
Nations North Carolina Municipal Bond Fund
Nations South Carolina Intermediate Municipal Bond Fund
Nations South Carolina Municipal Bond Fund
Nations Tennessee Intermediate Municipal Bond Fund
Nations Tennessee Municipal
 Bond Fund
Nations Texas Intermediate
 Municipal Bond Fund
Nations Texas Municipal Bond Fund
Nations Virginia Intermediate
 Municipal Bond Fund
Nations Virginia Municipal
 Bond Fund


For Fund information call:
1-800-321-7854
Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

(Nations Fund Logo appears here)


  NF-97220-897

                             Table  Of  Contents

                             Prospectus Summary                                3

About The Funds

                             Expenses Summary                                  7



                             Financial Highlights                             15



                             Objectives                                       49



                             How Objectives Are Pursued                       52



                             How Performance Is Shown                         72



                             How The Funds Are Managed                        76



                             Organization And History                         84




About Your
Investment


                             How To Buy Shares                                87



                             How To Redeem Shares                             90



                             How To Exchange Shares                           92



                             Shareholder Servicing And Distribution Plan      94



                             How The Funds Value Their Shares                 96



                             How Dividends And Distributions Are Made;
                             Tax Information                                  96



                             Appendix A -- Portfolio Securities               99



                             Appendix B -- Description Of Ratings            112



                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS,
                             OR IN THE FUNDS' SAI INCORPORATED HEREIN BY
                             REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANY: Open-end management investment company.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:


(BULLET) MONEY MARKET FUND:



  (BULLET) Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.



(Bullet) EQUITY FUNDS:



  (BULLET) Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.



  (Bullet) Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields.



  (Bullet) Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.



  (Bullet) Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.



  (Bullet) Nations Disciplined Equity Fund's investment obective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.



  (Bullet) Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.



  (Bullet) Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.



  (Bullet) Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.



  (Bullet) Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.



  (Bullet) Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

(Bullet) INDEX FUNDS:



  (BULLET) Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.



  (Bullet) Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.



  (Bullet) Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index.



  (Bullet) Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index.



(Bullet) BOND FUND:



  (Bullet) Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.


(Bullet) TAX-EXEMPT FUNDS:


  (Bullet) Nations Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations Short-Term Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax consistent with minimal fluctuation of principal. The Fund invests in investment grade, short-term municipal securities.

  (Bullet) Nations Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Florida Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Florida Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations Georgia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Georgia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations Maryland Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes consistent with moderate fluc-tuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Maryland Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations North Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations North Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations South Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations South Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations Tennessee Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Tennessee Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations Texas Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Texas Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  (Bullet) Nations Virginia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  (Bullet) Nations Virginia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.


(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. and Gartmore Global Partners provide sub-advisory services to the Funds. See "How The Funds Are Managed."

(Bullet) DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Managed Index Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. All other Equity Funds and Index Funds declare and pay dividends from net investment income each calendar quarter. The Money Market Fund and Bond Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.



(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Fund holds may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus the stock market, as measured by the Standard & Poor's 500 Composite Stock Price Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue. Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. Since the State Intermediate Municipal Bond Funds and State Municipal Bond Funds invest primarily in securities issued by entities located in a single state, such Funds are more susceptible to changes in value due to political or economic changes affecting such states or their subdivisions. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and "Appendix
         A -- Portfolio Securities."



         Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund are designed for long-term investors seeking international diversification and who are willing to bear the risks associated with international investing, such as foreign currency fluctuations and economic and political risks. For a discussion of these factors, see "How Objectives Are Pursued -- Special Risk Considerations Relevant to an Investment in the Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund."



(Bullet) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction -- Individual Retirement Accounts. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."

   Expenses Summary

Expenses are one of several factors to consider when investing in a Fund. The following tables summarize shareholder transaction and operating expenses for the Investor A Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Investor A Shares of a Fund over specified periods.

INVESTOR A SHARES

SHAREHOLDER TRANSACTION               Nations Tax       Nations Value     Nations Equity     Nations Capital   Nations Emerging
EXPENSES                              Exempt Fund           Fund            Income Fund        Growth Fund        Growth Fund
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                           None               None               None               None               None
Maximum Deferred Sales Charge (as
  a percentage of the lower of
  the original purchase price or
  redemption proceeds)1                     None               None               None               None               None
Redemption Fees Payable to the
  Fund2                                     None              1.00%              1.00%              1.00%              1.00%
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average net
assets)
Management Fees (After Fee
  Waivers)                                  .16%               .75%               .67%               .75%               .75%
Rule 12b-1 Fees (including
  shareholder servicing fees)               .10%               .25%               .25%               .25%               .25%
Other Expenses                              .39%               .19%               .22%               .21%               .23%
Total Operating Expenses (After
  Fee Waivers)                              .65%              1.19%              1.14%              1.21%              1.23%

                                        Nations
SHAREHOLDER TRANSACTION               Disciplined
EXPENSES                              Equity Fund
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                           None
Maximum Deferred Sales Charge (as
  a percentage of the lower of
  the original purchase price or
  redemption proceeds)1                     None
Redemption Fees Payable to the
  Fund2                                    1.00%
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average net
assets)
Management Fees (After Fee
  Waivers)                                  .75%
Rule 12b-1 Fees (including
  shareholder servicing fees)               .25%
Other Expenses                              .25%
Total Operating Expenses (After
  Fee Waivers)                             1.25%



1 Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."


2 There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."

INVESTOR A SHARES
                                      Nations Small       Nations          Nations          Nations          Nations
SHAREHOLDER TRANSACTION              Company Growth    International    International      Emerging          Pacific
EXPENSES                                  Fund          Equity Fund      Growth Fund     Markets Fund      Growth Fund
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                            None             None             None             None             None
Maximum Deferred Sales Charge (as a
  percentage of the lower of the
  original purchase price or
  redemption proceeds)1                      None             None             None             None             None
Redemption Fees Payable to the
  Fund2                                     1.00%            1.00%            1.00%            1.00%            1.00%
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average net
assets)
Management Fees (After Fee Waivers)          .75%             .90%             .90%            1.10%             .90%
Rule 12b-1 Fees                              .25%             .25%             .25%             .25%             .25%
Other Expenses                               .20%             .26%             .22%             .64%             .52%
Total Operating Expenses (After Fee
  Waivers)                                  1.20%            1.41%            1.37%            1.99%            1.67%


SHAREHOLDER TRANSACTION              Nations Managed
EXPENSES                               Index Fund
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                            None
Maximum Deferred Sales Charge (as a
  percentage of the lower of the
  original purchase price or
  redemption proceeds)1                      None
Redemption Fees Payable to the
  Fund2                                      None
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average net
assets)
Management Fees (After Fee Waivers)          .30%
Rule 12b-1 Fees                              .25%
Other Expenses                               .20%
Total Operating Expenses (After Fee
  Waivers)                                   .75%



1 Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."


2 There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See

  "How To Redeem Shares -- Redemption Fee."

INVESTOR A SHARES


                                                                    Nations           Nations            Nations
                          Nations Managed        Nations            Managed            Global           Short-Term
SHAREHOLDER TRANSACTION      SmallCap            Managed           SmallCap          Government          Municipal
EXPENSES                    Index Fund         Value Index        Value Index        Income Fund        Income Fund
Maximum Sales Load
  Imposed on Purchases
  (as a percentage of
  offering price)                 None               None               None               None               None
Maximum Deferred Sales
  Charge (as a
  percentage of the
  lower of the original 0
  purchase price or
  redemption proceeds)1           None               None               None               None               None
Redemption Fees Payable
  to the Fund2                    None               None               None               None               None
ANNUAL FUND
OPERATING
EXPENSES
(as a percentage of
average net assets)
Management Fees (After
  Fee Waivers)                    .30%               .30%               .30%               .70%               .30%
Rule 12b-1 Fees
  (including
  shareholder servicing
  fees)
  (After Fee Waivers)             .25%               .25%               .25%               .25%               .20%3
Other Expenses                    .20%               .20%               .20%               .56%               .10%
Total Operating
  Expenses (After Fee
  Waivers)                        .75%               .75%               .75%              1.51%               .60%

                              Nations
                           Intermediate          Nations
SHAREHOLDER TRANSACTION      Municipal          Municipal
EXPENSES                     Bond Fund         Income Fund
Maximum Sales Load
  Imposed on Purchases
  (as a percentage of
  offering price)                 None               None
Maximum Deferred Sales
  Charge (as a
  percentage of the
  lower of the original
  purchase price or
  redemption proceeds)1           None               None
Redemption Fees Payable
  to the Fund2                   1.00%              1.00%
ANNUAL FUND
OPERATING
EXPENSES
(as a percentage of
average net assets)
Management Fees (After
  Fee Waivers)                    .30%               .40%
Rule 12b-1 Fees
  (including
  shareholder servicing
  fees)
  (After Fee Waivers)             .20%               .20%
Other Expenses                    .20%               .20%
Total Operating
  Expenses (After Fee
  Waivers)                        .70%               .80%



1 Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."


2 There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."

3 Shareholder servicing fees for Nations Short-Term Municipal Income Fund are paid pursuant to a separate Shareholder Servicing Plan. See "Shareholder Servicing And Distribution Plan."

INVESTOR A SHARES
                                           Nations                               Nations                               Nations
                                           Florida            Nations            Georgia            Nations           Maryland
                                        Intermediate          Florida         Intermediate          Georgia         Intermediate
SHAREHOLDER TRANSACTION                   Municipal          Municipal          Municipal          Municipal          Municipal
EXPENSES                                  Bond Fund          Bond Fund          Bond Fund          Bond Fund          Bond Fund
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                              None               None               None               None               None
Maximum Deferred Sales Charge (as a
  percentage of the lower of the
  original purchase price or
  redemption proceeds)1                        None               None               None               None               None
Redemption Fees Payable to the Fund2          1.00%              1.00%              1.00%              1.00%              1.00%
ANNUAL FUND
OPERATING
EXPENSES
(as a percentage of
average net assets)
Management Fees (After Fee Waivers)            .30%               .40%               .30%               .40%               .30%
Rule 12b-1 Fees (including
  shareholder servicing fees) (After
  Fee Waivers)                                 .20%               .20%               .20%               .20%               .20%
Other Expenses                                 .20%               .20%               .20%               .20%               .20%
Total Operating Expenses (After Fee
  Waivers)                                     .70%               .80%               .70%               .80%               .70%


                                           Nations
                                          Maryland
SHAREHOLDER TRANSACTION                   Municipal
EXPENSES                                  Bond Fund
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)                              None
Maximum Deferred Sales Charge (as a
  percentage of the lower of the
  original purchase price or
  redemption proceeds)1                        None
Redemption Fees Payable to the Fund2          1.00%
ANNUAL FUND
OPERATING
EXPENSES
(as a percentage of
average net assets)
Management Fees (After Fee Waivers)            .40%
Rule 12b-1 Fees (including
  shareholder servicing fees) (After
  Fee Waivers)                                 .20%
Other Expenses                                 .20%
Total Operating Expenses (After Fee
  Waivers)                                     .80%



1 Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."


2 There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."

INVESTOR A SHARES

                                                                                            Nations
                                                      Nations                                South             Nations
                                                  North Carolina         Nations           Carolina             South
                                                   Intermediate      North Carolina      Intermediate         Carolina
SHAREHOLDER TRANSACTION                           Municipal Bond     Municipal Bond        Municipal          Municipal
EXPENSES                                               Fund               Fund             Bond Fund          Bond Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None               None               None               None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)1                                None               None               None               None
Redemption Fees Payable to Fund2                         1.00%              1.00%              1.00%              1.00%
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                       .30%               .40%               .30%               .40%
Rule 12b-1 Fees (including shareholder
  servicing fees) (After Fee Waivers)                     .20%               .20%               .20%               .20%
Other Expenses                                            .20%               .20%               .20%               .20%
Total Operating Expenses (After Fee Waivers)              .70%               .80%               .70%               .80%


                                                      Nations
                                                     Tennessee
                                                   Intermediate
SHAREHOLDER TRANSACTION                              Municipal
EXPENSES                                             Bond Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                           None
Maximum Deferred Sales Charge (as a percentage
  of the lower of the original purchase price
  or redemption proceeds)1                                None
Redemption Fees Payable to Fund2                         1.00%
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                       .30%
Rule 12b-1 Fees (including shareholder
  servicing fees) (After Fee Waivers)                     .20%
Other Expenses                                            .20%
Total Operating Expenses (After Fee Waivers)              .70%



1 Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."


2 There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."

INVESTOR A SHARES

                                                                           Nations
                                                        Nations             Texas                           Nations Virginia
                                                       Tennessee        Intermediate          Nations         Intermediate
SHAREHOLDER TRANSACTION                                Municipal       Municipal Bond     Texas Municipal    Municipal Bond
EXPENSES                                               Bond Fund            Fund             Bond Fund            Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                             None               None               None               None
Maximum Deferred Sales Charge (as a percentage of
  the lower of the original purchase price or
  redemption proceeds)1                                     None               None               None               None
Redemption Fees Payable to the Fund2                       1.00%              1.00%              1.00%              1.00%
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                         .40%               .30%               .40%               .30%
Rule 12b-1 Fees (including shareholder servicing
  fees) (After Fee Waivers)                                 .20%               .20%               .20%               .20%
Other Expenses                                              .20%               .20%               .20%               .20%
Total Operating Expenses (After Fee Waivers)                .80%               .70%               .80%               .70%


                                                   Nations Virginia
SHAREHOLDER TRANSACTION                             Municipal Bond
EXPENSES                                                 Fund
Maximum Sales Load Imposed on Purchases (as a
  percentage of offering price)                             None
Maximum Deferred Sales Charge (as a percentage of
  the lower of the original purchase price or
  redemption proceeds)1                                     None
Redemption Fees Payable to the Fund2                       1.00%
ANNUAL FUND OPERATING
EXPENSES
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                         .40%
Rule 12b-1 Fees (including shareholder servicing
  fees) (After Fee Waivers)                                 .20%
Other Expenses                                              .20%
Total Operating Expenses (After Fee Waivers)                .80%



1 Investor A Shares that were purchased prior to January 1, 1996 remain subject to the Deferred Sales Charge, if any, applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."


2 There is a 1% redemption fee retained by the Fund or Funds which is imposed only on certain redemptions of Investor A Shares held less than 18 months. See "How To Redeem Shares -- Redemption Fee."


EXAMPLES: You would pay the following expenses on a $1,000 investment in Investor A Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                            Nations Tax       Nations Value     Nations Equity     Nations Capital   Nations Emerging
                            Exempt Fund           Fund            Income Fund        Growth Fund        Growth Fund
1 Year                       $       7          $      12          $      12          $      12          $      13
3 Years                      $      21          $      38          $      36          $      38          $      39
5 Years                      $      36          $      65          $      63          $      66          $      68
10 Years                     $      81          $     144          $     139          $     147          $     149

                              Nations         Nations Small
                            Disciplined      Company Growth
                            Equity Fund           Fund
1 Year                       $      13          $      12
3 Years                      $      40          $      38
5 Years                      $      69          $      66
10 Years                     $     151          $     145

                              Nations            Nations
                           International      International    Nations Emerging    Nations Pacific    Nations Managed
                            Equity Fund        Growth Fund       Markets Fund        Growth Fund        Index Fund

1 Year                       $      14          $      14          $      20          $      17          $       8
3 Years                      $      45          $      43          $      62          $      53          $      24
5 Years                      $      77          $      75          $     107          $      91          $      42
10 Years                     $     169          $     165          $     232          $     198          $      93

                          Nations Managed
                          SmallCap Index     Nations Managed
                               Fund         Value Index Fund
1 Year                       $       8          $       8
3 Years                      $      24          $      24
5 Years                      $      42                N/A
10 Years                     $      93                N/A



                                                                    Nations            Nations
                          Nations Managed    Nations Global       Short-Term        Intermediate
                          SmallCap Value    Government Income  Municipal Income    Municipal Bond    Nations Municipal
                            Index Fund            Fund               Fund               Fund            Income Fund

1 Year                       $       8          $      15          $       6          $       7          $       8
3 Years                      $      24          $      48          $      19          $      22          $      26
5 Years                            N/A          $      82          $      33          $      39          $      44
10 Years                           N/A          $     180          $      75          $      87          $      99

                          Nations Florida
                           Intermediate      Nations Florida
                          Municipal Bond     Municipal Bond
                               Fund               Fund
1 Year                       $       7          $       8
3 Years                      $      22          $      26
5 Years                      $      39          $      44
10 Years                     $      87          $      99



                                                                                                       Nations North
                          Nations Georgia                      Nations Maryland                          Carolina
                           Intermediate      Nations Georgia     Intermediate     Nations Maryland     Intermediate
                          Municipal Bond     Municipal Bond     Municipal Bond     Municipal Bond     Municipal Bond
                               Fund               Fund               Fund               Fund               Fund

1 Year                       $       7          $       8          $       7          $       8          $       7
3 Years                      $      22          $      26          $      22          $      26          $      22
5 Years                      $      39          $      44          $      39          $      44          $      39
10 Years                     $      87          $      99          $      87          $      99          $      87

                                              Nations South
                           Nations North        Carolina
                             Carolina         Intermediate
                          Municipal Bond     Municipal Bond
                               Fund               Fund
1 Year                       $       8          $       7
3 Years                      $      26          $      22
5 Years                      $      44          $      39
10 Years                     $      99          $      87



                           Nations South    Nations Tennessee                       Nations Texas
                             Carolina         Intermediate     Nations Tennessee    Intermediate       Nations Texas
                          Municipal Bond     Municipal Bond     Municipal Bond     Municipal Bond     Municipal Bond
                               Fund               Fund               Fund               Fund               Fund
1 Year                       $       8          $       7          $       6          $       7          $       8
3 Years                      $      26          $      22          $      26          $      22          $      26
5 Years                      $      44          $      39          $      44          $      39          $      44
10 Years                     $      99          $      87          $      99          $      87          $      99

                         Nations Virginia
                           Intermediate     Nations Virginia
                          Municipal Bond     Municipal Bond
                               Fund               Fund
1 Year                       $       7          $       8
3 Years                      $      22          $      26
5 Years                      $      39          $      44
10 Years                     $      87          $      99

The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor A Shares of the Funds will bear either directly or indirectly. The "Other Expenses" figures in the above tables for Investor A Shares of the following Funds are based on estimated amounts for the Fund's current fiscal year and reflect anticipated fee waivers and reimbursements: Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond Fund. The figures for the other Funds reflect amounts incurred during the Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plan."



Absent fee waivers, "Management Fees" and "Total Operating Expenses" for
Investor A Shares of the indicated Fund would have been as follows: Nations Tax Exempt Fund -- .40% and .89%, respectively; Nations Small Company Growth
Fund -- 1.00% and 1.45%, respectively; Nations Managed Index Fund -- .50% and
 .95%, respectively; Nations Managed SmallCap Index Fund -- .50% and .95%, respectively; Nations Managed Value Index Fund -- .50% and .95%, respectively; and Nations Managed SmallCap Value Index Fund -- .50% and .95%, respectively. Absent fee waivers, "Management Fees," "Rule 12b-1 Fees" and "Total Operating Expenses" for Investor A Shares of the indicated Fund would have been as follows: Nations Short-Term Municipal Income Fund -- .50%, .25% and .85%, respectively; Nations Intermediate Municipal Bond Fund -- .50%, .25% and .95%, respectively; Nations Municipal Income Fund -- .60%, .25% 1.05%, respectively; Nations Florida Intermediate Municipal Bond Fund -- .50%, .25% and .95%, respectively; Nations Florida Municipal Bond Fund -- .60%, .25% and 1.05%, respectively; Nations Georgia Intermediate Municipal Bond Fund -- .50%, .25% and
 .95%, respectively; Nations Georgia Municipal Bond Fund -- .60%, .25% and 1.05%, respectively; Nations Maryland Intermediate Municipal Bond Fund -- .50%, .25% and .95%, respectively; Nations Maryland Municipal Bond Fund -- .60%, .25% and 1.05%, respectively; Nations North Carolina Intermediate Municipal Bond
Fund -- .50%, .25% and .95%, respectively; Nations North Carolina Municipal Bond Fund -- .60%, .25% and 1.05%, respectively; Nations South Carolina Intermediate Municipal Bond Fund -- .50%, .25% and .95%, respectively; Nations South Carolina Municipal Bond Fund -- .60%, .25% and 1.05%, respectively; Nations Tennessee Intermediate Municipal Bond Fund -- .50%, .25% and .95%, respectively; Nations Tennessee Municipal Bond Fund -- .60%, .25% and 1.05% Nations Texas Intermediate Municipal Bond Fund -- .50%, .25% and .95%, respectively; Nations Texas
Municipal Bond Fund -- .60%, .25% and 1.05%, respectively; Nations Virginia Intermediate Municipal Bond Fund -- .50%, .25% and .95%, respectively; and Nations Virginia Municipal Bond Fund -- .60%, .25% and 1.05% respectively.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Financial Highlights


The following financial information has been derived from the audited financial statements of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. Price Waterhouse LLP is the independent accountant to Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios accompany the financial statements for such period and are incorporated by reference in the SAIs, which are available upon request. For more information see "Organization and History." Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant. Financial Highlights for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund are not provided below because neither Fund had yet commenced operations during the period indicated below.



Information for Investor A Shares of Nations International Growth Fund and Nations Small Company Growth Fund has been derived from the audited financial statements dated May 16, 1997 for the Class A Shares of The Pilot Funds' Pilot International Equity Fund and Pilot Small Capitalization Equity Fund, the predecessor funds to Nations International Growth Fund and Nations Small Company Growth Fund, respectively. This information has been audited by Arthur Andersen LLP and is provided to help you understand the historical performance of the Funds and their predecessors. The reports of Arthur Andersen LLP accompany the financial statements dated May 16, 1997 and are incorporated by reference in the SAI, which is available upon request.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS TAX EXEMPT FUND
                            YEAR           PERIOD           YEAR            YEAR            YEAR            YEAR
                           ENDED           ENDED           ENDED           ENDED           ENDED            ENDED
INVESTOR A SHARES         03/31/97      03/31/96(a)       11/30/95        11/30/94        11/30/93        11/30/92
Operating
  performance:
  Net asset value,
  beginning of period   $    1.00        $    1.00       $    1.00       $    1.00       $    1.00      $    1.00
Net investment income      0.0300           0.0104          0.0335          0.0231          0.0198         0.0266
Dividends from net
  investment income       (0.0300)         (0.0104)        (0.0335)        (0.0231)        (0.0198)       (0.0266)
Total dividends and
  distributions           (0.0300)         (0.0104)        (0.0335)        (0.0231)        (0.0198)       (0.0266)
Net asset value, end
  of period             $    1.00        $    1.00       $    1.00       $    1.00       $    1.00      $    1.00
Total return++               3.04%            1.04%           3.40%           2.36%           2.00%          2.68%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of
  period (in 000's)     $ 145,337        $ 128,414       $ 126,207       $ 151,714       $ 119,552      $  80,158
Ratio of operating
  expenses to average
  net assets                 0.55%            0.55%+          0.55%           0.52%           0.48%          0.55%
Ratio of net
  investment income
  to average net
  assets                     3.00%            3.10%+          3.37%           2.34%           1.98%          2.50%
Ratio of operating
  expenses to average
  net assets without
  waivers and/or
  expense
  reimbursements             0.80%            0.83%+          0.82%           0.84%           0.84%          0.72%
Net investment income
  per share without
  waivers and/or
  expense
  reimbursements        $  0.0274        $  0.0095       $  0.0309       $  0.0199       $  0.0162      $  0.0248

                           PERIOD
                            ENDED
INVESTOR A SHARES         11/30/91*
Operating
  performance:
  Net asset value,
  beginning of period   $    1.00
Net investment income      0.0422
Dividends from net
  investment income       (0.0422)
Total dividends and
  distributions           (0.0422)
Net asset value, end
  of period             $    1.00
Total return++               4.30%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of
  period (in 000's)     $   1,690
Ratio of operating
  expenses to average
  net assets                 0.42%+
Ratio of net
  investment income
  to average net
  assets                     4.23%+
Ratio of operating
  expenses to average
  net assets without
  waivers and/or
  expense
  reimbursements             0.60%+
Net investment income
  per share without
  waivers and/or
  expense
  reimbursements        $  0.0404



  * Nations Tax Exempt Fund Investor A Shares commenced operations on April 5, 1991.


  + Annualized.


 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.


+++ Unaudited.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS VALUE FUND
                            YEAR          PERIOD          YEAR            YEAR           YEAR            YEAR             YEAR
                           ENDED           ENDED          ENDED          ENDED           ENDED           ENDED            ENDED
INVESTOR A SHARES         03/31/97      03/31/96(a)     11/30/95        11/30/94       11/30/93        11/30/92         11/30/91
Operating
  performance:
Net asset value,
  beginning of period   $   16.60       $   16.21      $   12.98      $   13.72       $   12.45      $   11.16        $    9.71
Net investment income        0.21            0.05           0.23           0.20            0.22           0.26             0.34
Net realized and
  unrealized
  gain/(loss) on
  investments                2.70            1.06           3.92          (0.20)           1.35           1.59             1.47
Net
  increase/(decrease)
  in net asset value
  from operations            2.91            1.11           4.15           0.00            1.57           1.85             1.81
Distributions:
Dividends from net
  investment income         (0.22)          (0.10)         (0.25)         (0.20)          (0.21)         (0.27)           (0.36)
Distributions from
  net realized
  capital gains             (1.42)          (0.62)         (0.67)         (0.54)          (0.09)         (0.29)              --
Total dividends and
  distributions             (1.64)          (0.72)         (0.92)         (0.74)          (0.30)         (0.56)           (0.36)
Net asset value, end
  of period             $   17.87       $   16.60      $   16.21      $   12.98       $   13.72      $   12.45        $   11.16
Total return++              17.80%           7.07%         34.22%         (0.17)%         12.80%         16.96%+++        18.79%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of
  period (in 000's)     $  70,305       $  54,341      $  48,440      $  35,445       $  32,607      $  24,536        $  13,514
Ratio of operating
  expenses to average
  net assets                 1.22%(c)        1.21%+         1.19%          1.18%           1.21%          1.06%            0.53%
Ratio of net
  investment income
  to average net
  assets                     1.26%           1.05%+         1.65%          1.60%           1.73%          2.15%            3.33%
Portfolio turnover
  rate                         47%             12%            63%            75%             64%            60%              51%
Ratio of operating
  expenses to average
  net assets without
  waivers and/or
  expense
  reimbursements             1.22%(c)        1.21%+         1.19%          1.18%           1.22%          1.15%            0.99%
Net investment income
  per share without
  waivers and/or
  expense
  reimbursements        $    0.21(c)    $    0.05      $    0.23      $    0.21       $    0.22      $    0.25        $    0.30
Average commission
  rate paid (b)         $  0.0649       $  0.0648            N/A            N/A             N/A            N/A              N/A

                           PERIOD
                            ENDED
INVESTOR A SHARES         11/30/90*
Operating
  performance:
Net asset value,
  beginning of period   $   10.04
Net investment income        0.35
Net realized and
  unrealized
  gain/(loss) on
  investments               (0.36)
Net
  increase/(decrease)
  in net asset value
  from operations           (0.01)
Distributions:
Dividends from net
  investment income         (0.32)
Distributions from
  net realized
  capital gains                --
Total dividends and
  distributions             (0.32)
Net asset value, end
  of period             $    9.71
Total return++              (0.16)%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of
  period (in 000's)     $   7,020
Ratio of operating
  expenses to average
  net assets                 0.21%+
Ratio of net
  investment income
  to average net
  assets                     4.19%+
Portfolio turnover
  rate                         24%
Ratio of operating
  expenses to average
  net assets without
  waivers and/or
  expense
  reimbursements             1.11%+
Net investment income
  per share without
  waivers and/or
  expense
  reimbursements        $    0.26
Average commission
  rate paid (b)               N/A



  * Nations Value Fund Investor A Shares commenced operations on December 6,
    1989.


  + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


+++ Unaudited.


 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.


 (b) Average commission rate paid per share of securities purchased and sold by the Fund.


 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS EQUITY INCOME FUND
                             YEAR            PERIOD           YEAR            YEAR             YEAR             YEAR
                             ENDED           ENDED           ENDED            ENDED            ENDED           ENDED
INVESTOR A SHARES          03/31/97       03/31/96 (a)      05/31/95        05/31/94         05/31/93         05/31/92
Operating performance:
Net asset value,
  beginning of period    $   13.11        $   11.78       $   11.41         $   12.02        $   11.40      $   10.19
Net investment income         0.36             0.27            0.40              0.37             0.34           0.29
Net realized and
  unrealized gain on
  investments                 1.58             1.77            1.10              0.21             1.05           1.27
Net increase in net
  asset value from
  operations                  1.94             2.04            1.50              0.58             1.39           1.56
Distributions:
Dividends from net
  investment income          (0.38)           (0.34)          (0.40)            (0.38)           (0.32)         (0.28)
Distributions from net
  realized capital
  gains                      (2.41)           (0.37)          (0.73)            (0.81)           (0.45)         (0.07)
Total dividends and
  distributions              (2.79)           (0.71)          (1.13)            (1.19)           (0.77)         (0.35)
Net asset value, end
  of period              $   12.26        $   13.11       $   11.78         $   11.41        $   12.02      $   11.40
Total return++               15.30%           17.75%          14.53%             4.74%           12.78%         15.59%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of
  period (in 000's)      $  47,891        $  42,606       $  35,538         $  33,691        $  32,760      $   3,418
Ratio of operating
  expenses to average
  net assets                  1.16%(c)         1.15%+          1.17%             1.19%            1.17%          1.35%
Ratio of net
  investment income to
  average net assets          2.84%            2.59%+          3.50%             3.16%            3.12%          2.90%
Portfolio turnover
  rate                         102%              59%            158%              116%              55%            84%
Ratio of operating
  expenses to average
  net assets without
  waivers and/or
  expense
  reimbursements              1.16%(c)         1.15%+          1.18%             1.20%            1.29%          2.46%
Net investment
  income/(loss) per
  share without
  waivers and/or
  expense
  reimbursements         $    0.36(c)     $    0.27       $    0.40         $    0.37        $    0.33      $    0.18
Average commission
  rate paid (b)          $  0.0609        $  0.0287             N/A               N/A              N/A            N/A

                             PERIOD
                             ENDED
INVESTOR A SHARES          05/31/91*
Operating performance:
Net asset value,
  beginning of period     $   10.04
Net investment income          0.05
Net realized and
  unrealized gain on
  investments                  0.10
Net increase in net
  asset value from
  operations                   0.15
Distributions:
Dividends from net
  investment income              --
Distributions from net
  realized capital
  gains                          --
Total dividends and
  distributions                  --
Net asset value, end
  of period               $   10.19
Total return++                 1.49%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of
  period (in 000's)       $     497
Ratio of operating
  expenses to average
  net assets                   1.37%+
Ratio of net
  investment income to
  average net assets           3.40%+
Portfolio turnover
  rate                            9%
Ratio of operating
  expenses to average
  net assets without
  waivers and/or
  expense
  reimbursements              15.09%+
Net investment
  income/(loss) per
  share without
  waivers and/or
  expense
  reimbursements          $   (1.30)
Average commission
  rate paid (b)                 N/A



  * Nations Equity Income Fund Investor A Shares commenced operations on April 16, 1991.



  + Annualized.



 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.



+++ Unaudited.



 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.



 (b) Average commission rate paid per share of securities purchased and sold by the Fund.



 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS CAPITAL GROWTH FUND
                                          YEAR            PERIOD            YEAR             YEAR             YEAR
                                          ENDED            ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                      03/31/97##       03/31/96(a)       11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of
  period                              $   13.41         $   14.22        $   11.21        $   11.06         $   10.67
Net investment income/(loss)               0.02              0.01             0.06             0.07              0.07
Net realized and unrealized gain on
  investments                              1.65              0.38             3.28             0.14              0.41
Net increase in net asset value
  from operations                          1.67              0.39             3.34             0.21              0.48
Distributions:
Dividends from net investment
  income                                  (0.02)            (0.01)           (0.07)           (0.06)            (0.08)
Distributions from net realized
  capital gains                           (3.39)            (1.19)           (0.26)           (0.00)(b)         (0.01)
Total dividends and distributions         (3.41)            (1.20)           (0.33)           (0.06)            (0.09)
Net asset value, end of period        $   11.67         $   13.41        $   14.22        $   11.21         $   11.06
Total return++                            11.58%             3.02%           30.70%            1.93%             4.56%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                              $  20,465         $  18,311        $  16,770        $  11,038         $  11,182
Ratio of operating expenses to
  average net assets                       1.21%(d)          1.21%+           1.23%            1.15%             1.05%
Ratio of net investment income to
  average net assets                       0.14%             0.13%+           0.46%            0.60%             0.59%
Portfolio turnover rate                      75%               25%              80%              56%               81%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                           1.21%             1.21%+           1.23%            1.16%             1.14%
Net investment income per share
  without waivers and/or expense
  reimbursements                      $    0.02         $    0.01        $    0.06        $    0.07         $    0.06
Average commission rate paid (c)      $  0.0604         $  0.0632              N/A              N/A               N/A

                                          PERIOD
                                          ENDED
INVESTOR A SHARES                       11/30/92*
Operating performance:
Net asset value, beginning of
  period                              $   10.00
Net investment income/(loss)               0.01
Net realized and unrealized gain on
  investments                              0.66#
Net increase in net asset value
  from operations                          0.67
Distributions:
Dividends from net investment
  income                                     --
Distributions from net realized
  capital gains                              --
Total dividends and distributions            --
Net asset value, end of period        $   10.67
Total return++                             6.70%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                              $   1,225
Ratio of operating expenses to
  average net assets                       0.55%+
Ratio of net investment income to
  average net assets                       1.08%+
Portfolio turnover rate                       7%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                           1.30%+
Net investment income per share
  without waivers and/or expense
  reimbursements                      $    0.00(b)
Average commission rate paid (c)            N/A



  * Nations Capital Growth Fund Investor A Shares commenced operations on October 2, 1992.


  + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 +++ Unaudited.


 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.


 ## Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since use of the undistributed income method did not accord with results of operations.


 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.


 (b) Amount represents less than $0.01 per share.


 (c) Average commission rate paid per share of securities purchased and sold by the Fund.
 (d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS EMERGING GROWTH FUND
                                                      YEAR            PERIOD            YEAR             YEAR           PERIOD
                                                      ENDED           ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                                   03/31/97#      03/31/96#(a)       11/30/95        11/30/94#        11/30/93*
Operating performance:
Net asset value, beginning of period              $   13.91        $   14.17        $   11.35         $    10.85      $    9.87
Net investment/(loss)                                 (0.07)           (0.01)           (0.01)             (0.06)         (0.03)
Net realized and unrealized gain on investments        0.19             1.25             3.23               0.70           1.02
Net increase in net asset value from operations        0.12             1.24             3.22               0.64           0.99
Distributions:
Distributions from net realized capital gains         (1.34)           (1.50)           (0.40)             (0.14)         (0.01)
Total dividends and distributions                     (1.34)           (1.50)           (0.40)             (0.14)         (0.01)
Net asset value, end of period                    $   12.69        $   13.91        $   14.17         $    11.35      $   10.85
Total return++                                         0.18%            9.80%           29.65%              5.90%          9.99%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $  12,126        $   7,802        $   5,765         $    3,234      $   2,095
Ratio of operating expenses to average net
  assets                                               1.23%(c)         1.24%+           1.23%              1.26%          1.05%+
Ratio of net investment/(loss) to average net
  assets                                              (0.51)%          (0.31)%+         (0.17)%            (0.54)%        (0.40)%+
Portfolio turnover rate                                  93%              39%             139%               129%           159%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursement                                        1.23%(c)         1.24%+           1.23%              1.26%          1.26%+
Net investment/(loss) per share without waivers
  and/or expense reimbursement                    $   (0.07)(c)    $   (0.01)       $   (0.01)        $    (0.05)     $   (0.04)
Average commission rate paid (b)                  $  0.0562        $  0.0599              N/A                N/A            N/A



 * Nations Emerging Growth Fund Investor A Shares commenced operations on December 10, 1992.



 + Annualized.



 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.



 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.



(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.



 (b) Average commission rate paid per share of securities purchased and sold by the Fund.



 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS DISCIPLINED EQUITY FUND
                                                      YEAR            PERIOD             YEAR            PERIOD
                                                      ENDED            ENDED            ENDED             ENDED
INVESTOR A SHARES                                   03/31/97        03/31/96(a)        11/30/95         11/30/94*
Operating performance:
Net asset value, beginning of period              $   17.16         $   17.04         $   13.06         $   13.30
Net investment income/(loss)                           0.08              0.04              0.09              0.00(b)
Net realized and unrealized gain/(loss) on
  investments                                          2.80              0.35              3.96             (0.23)#
Net increase/(decrease) in net asset value from
  operations                                           2.88              0.39              4.05             (0.23)
Distributions:
Dividends from net investment income                  (0.09)            (0.04)            (0.07)            (0.01)
Distributions from net realized capital gains         (1.51)            (0.23)               --                --
Return of capital                                        --                --                --             (0.00)(b)
Total dividends and distributions:                    (1.60)            (0.27)            (0.07)            (0.01)
Net asset value, end of period                    $   18.44         $   17.16         $   17.04         $   13.06
Total return++                                        16.76%             2.35%            31.05%            (1.71)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $   6,837         $   4,722         $   3,234         $     252
Ratio of operating expenses to average net
  assets                                               1.29%(d)          1.12%+            1.40%             1.23%+
Ratio of net investment income/(loss) to
  average net assets                                   0.45%             0.72%+            0.75%             0.02%+
Portfolio turnover rate                                 120%               47%              124%              177%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       1.29%             1.12%+            1.40%             1.66%+
Net investment income/(loss) per share without
  waivers and/or expense reimbursements           $    0.08         $    0.04         $    0.09         $   (0.07)
Average commission rate paid (c)                  $  0.0377         $  0.0627               N/A               N/A

                                                     PERIOD
                                                      ENDED
INVESTOR A SHARES                                   04/29/94*
Operating performance:
Net asset value, beginning of period                $   14.94
Net investment income/(loss)                            (0.04)
Net realized and unrealized gain/(loss) on
  investments                                            1.35
Net increase/(decrease) in net asset value from
  operations                                             1.31
Distributions:
Dividends from net investment income                       --
Distributions from net realized capital gains           (2.95)
Return of capital                                          --
Total dividends and distributions:                      (2.95)
Net asset value, end of period                      $   13.30
Total return++                                           8.31%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                $     165
Ratio of operating expenses to average net
  assets                                                 1.30%+
Ratio of net investment income/(loss) to
  average net assets                                    (0.62)%+
Portfolio turnover rate                                   475%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                         1.74%+
Net investment income/(loss) per share without
  waivers and/or expense reimbursements             $   (0.07)
Average commission rate paid (c)                          N/A



 * The period for Nations Disciplined Equity Investor A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class B Shares, which were reorganized into Investor A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994. The Capitol Mutual Funds Special Equity Portfolio Class B Shares commenced operations on July 26, 1993.



 + Annualized.



 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.



 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.



 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.



(b) Amount represents less than $0.01 per share.



 (c) Average commission rate paid per share of securities purchased and sold by the Fund.
 (d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS SMALL COMPANY GROWTH FUND
                                                                                           PERIOD             PERIOD
                                                                                            ENDED              ENDED
INVESTOR A SHARES*                                                                        05/16/97          08/31/96(a)
Operating performance:
Net asset value, beginning of the period                                                 $   10.64          $   10.00
Net investment income                                                                         0.03               0.05
Net realized and unrealized gain on investments and futures                                   1.46               0.64
Total income from investment activities                                                       1.49               0.69
Distributions from net investment income                                                     (0.03)             (0.05)
Distributions from net realized gains                                                        (0.05)                --
Total Distributions                                                                          (0.08)             (0.05)
Net asset value at the end of the period                                                 $   12.05          $   10.64
Total return (b)                                                                             13.98%              6.88%
Ratio of expenses to average net assets                                                       1.23%(c)           1.25%(c)
Ratio of net investment income to average net assets                                          0.30%(c)           0.66%(c)
Portfolio turnover rate (e)                                                                     48%                31%
Net assets at end of period (in 000's)                                                   $   3,697          $   2,611
Ratio of expenses to average net assets (assuming no waiver or expense
  reimbursements)                                                                             1.66%(c)           1.65%(c)
Ratio of net investment income to average net assets (assuming no waiver or expense
  reimbursements)                                                                            (0.13)(c)           0.26%(c)
Average Commission Rate (d)                                                              $   .0323          $   .0340



 * Investor A Shares of Nations Small Company Growth Fund were formerly Class A Shares of the Pilot Small Capitalization Equity Fund, a predecessor portfolio.


(a) Share activity commenced December 12, 1995.


(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken for Class A Shares. Total return is not annualized.


(c) Annualized.


(d) The average commission rate represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.


(e) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS INTERNATIONAL EQUITY FUND
                                                      YEAR            PERIOD            YEAR             YEAR            PERIOD
                                                      ENDED            ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                                   03/31/97#      03/31/96(a)#       05/31/95#        05/31/94#       05/31/93*#
Operating performance:
Net asset value, beginning of period              $   13.39          $   11.67        $   12.00        $   10.56        $   10.38
Net investment income                                  0.05               0.04             0.11             0.06             0.07
Net realized and unrealized gain/(loss) on
  investments                                          0.11               1.78            (0.20)            1.44             0.21
Net increase/(decrease) in net asset value from
  operations                                           0.16               1.82            (0.09)            1.50             0.28
Distributions:
Dividends from net investment income                  (0.09)             (0.04)           (0.02)           (0.04)           (0.08)
Distributions in excess of net investment
  income                                              (0.00)(c)          (0.04)              --               --               --
Distributions from net realized capital gains         (0.42)             (0.02)           (0.12)           (0.02)           (0.02)
Distributions in excess of net realized capital
  gains                                               (0.03)                --            (0.10)              --               --
Total dividends and distributions                     (0.54)             (0.10)           (0.24)           (0.06)           (0.10)
Net asset value, end of period                    $   13.01          $   13.39        $   11.67        $   12.00        $   10.56
Total return++                                         1.08%             15.66%           (0.69)%          14.00%            2.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $   9,443          $   7,643        $   4,877        $   3,219        $     839
Ratio of operating expenses to average net
  assets                                               1.41%              1.42%+           1.28%            1.42%            1.55%+
Ratio of net investment income to average net
  assets                                               0.37%              0.40%+           0.92%            0.50%            0.78%+
Portfolio turnover rate                                  36%                26%              92%              39%              41%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                         --               1.43%+           1.29%            1.43%            1.62%+
Net investment income per share without waivers
  and/or expense reimbursements                          --          $    0.04        $    0.11        $    0.05        $    0.07
Average commission rate paid (b)                  $  0.0279          $  0.0272               --               --               --



 * Nations International Equity Fund Investor A Shares commenced operations on June 3, 1992.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.


(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.


(b) Average commission rate paid per share of securities purchased and sold by the Fund.


(c) Amount represents less than $0.01 per share.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS INTERNATIONAL GROWTH FUND
                                                                                                          EIGHT
                                 PERIOD             YEAR              YEAR              YEAR             MONTHS
                                 ENDED             ENDED             ENDED             ENDED              ENDED
INVESTOR A SHARES*              05/16/97          08/31/96        08/31/95(i)         08/31/94          08/31/93
Operating performance:
Net asset value at the
  beginning of the period      $   16.90         $   16.14         $   16.29         $   14.13       $   11.85
Net investment
  income/(loss)                    (0.05)             0.04              0.08(h)           0.07(h)         0.02(h)
Net realized and
  unrealized gain/(loss)
  on investments                    2.85              1.69             (0.22)(h)          1.65(h)         2.51(h)
Net realized and
  unrealized gain/(loss)
  on foreign currency
  related transactions (c)         (0.95)            (0.12)             0.39(h)           0.59(h)        (0.25)(h)
Total income/(loss) from
  investment activities             1.85              1.61              0.25              2.31            2.28
Distributions from net
  investment income                (0.14)            (0.46)            (0.11)               --              --
Distributions from net
  realized gain on
  investments and foreign
  currency related
  transactions                     (0.34)            (0.39)            (0.29)            (0.15)             --
Net asset value at the end
  of the period                $   18.27         $   16.90         $   16.14         $   16.29       $   14.13
Total return (d)                   11.14%(e)         10.40%             1.77%            16.48%          19.24%(e)
Portfolio turnover rate
  (k)                              33.68%            22.31%            35.91%            35.40%          26.65%(g)
Ratio of expenses to
  average net assets                1.42%(f)          1.32%             1.42%             1.37%           2.17%(f)
Ratio of net investment
  income (loss) to average
  net assets                        0.29%(f)          0.48%             0.50%             0.48%           0.25%(f)
Net assets at end of
  period (in 000's)            $  26,730         $  26,730         $  27,625         $  44,990       $  55,816
Average Commission
  Rate (j)                     $  0.0107         $  0.0160                --                --              --


                                  YEAR
                                 ENDED
INVESTOR A SHARES*           12/31/92(a)(b)
Operating performance:
Net asset value at the
  beginning of the period      $   12.29
Net investment
  income/(loss)                     0.04(h)
Net realized and
  unrealized gain/(loss)
  on investments                   (0.46)(h)
Net realized and
  unrealized gain/(loss)
  on foreign currency
  related transactions (c)            --
Total income/(loss) from
  investment activities            (0.42)
Distributions from net
  investment income                (0.02)
Distributions from net
  realized gain on
  investments and foreign
  currency related
  transactions                        --
Net asset value at the end
  of the period                $   11.85
Total return (d)                   (3.42)%
Portfolio turnover rate
  (k)                              58.55%
Ratio of expenses to
  average net assets                1.78%
Ratio of net investment
  income (loss) to average
  net assets                        0.35%
Net assets at end of
  period (in 000's)            $  56,358
Average Commission
  Rate (j)                            --



 * Investor A Shares of Nations International Growth Fund were formerly Class A Shares of the Pilot International Equity Fund, a predeccessor portfolio.


 (a) Prior to a tax-free reorganization into Pilot Administration shares effective July 12, 1993, the Pilot Kleinwort Benson International Equity Portfolio was a separate portfolio of Kleinwort Benson Investment Strategies known as Kleinwort Benson International Equity Fund. The predecessor portfolio was advised by Kleinwort Benson International Investment Limited and had a December 31 fiscal year end.


 (b) Prior to July 12, 1993, the Pilot Administration shares were not subject to an Administration Plan.


 (c) For years preceding the fiscal year ended August 31, 1993, net realized and unrealized gain/(losses) from foreign currency related transactions were included in net realized and unrealized gain/(losses) from investments. Effective January 1, 1993, realized and unrealized gain/(losses) from foreign currency related transactions are disclosed separately from net realized and unrealized gain/(losses) from investments.


 (d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken for the Class A Shares.


 (e) Not annualized.


 (f) Annualized.


 (g) Excludes the transfer of assets effective on August 6, 1993 from a collective trust for which Boatmen's Trust Company served as trustee.


(h) Calculated based on the average shares outstanding methodology.


 (i) The Administration Class Shares were redesignated as the Class A Shares.


 (j) Represents the total dollar amount of commissions paid on security transactions divided by total number of security shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.
 (k) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued and is not annualized.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS INTERNATIONAL GROWTH FUND (CONT.)
                                                YEAR             YEAR             YEAR             YEAR             YEAR
                                                ENDED            ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES*                            12/31/91         12/31/90         12/31/89         12/31/88         12/31/87
Operating performance:
Net asset value at the beginning of the
  period                                     $   12.65        $   15.58        $   14.66        $   13.21        $   22.92
Net investment income/(loss)                      0.06             0.12             0.07            (0.01)              --
Net realized and unrealized capital
  gain/(loss) on investments                      1.36            (2.40)            3.22             2.73             2.11
Net realized and unrealized gain/(loss)
  on foreign currency related
  transactions (c)                                  --               --               --               --               --
Total income/(loss) from investments              1.42            (2.28)            3.29             2.72             2.11
Distributions from net investment income         (0.08)           (0.14)           (0.22)              --               --
Distributions from net realized gain on
  investments and foreign currency
  related transactions                           (1.70)           (0.51)           (2.15)           (1.27)          (11.82)
Net asset value at the end of the period     $   12.29        $   12.65        $   15.58        $   14.66        $   13.21
Total return (d)                                 11.81%          (14.77)%          22.99%           21.03%            9.28%
Portfolio turnover rate (k)                      51.88%           52.00%           61.54%           54.84%           58.98%
Ratio of expenses to average net assets           1.79%            1.82%            2.00%            2.31%            1.72%
Ratio of net investment income/(loss) to
  average net assets                              0.45%            0.76%            0.39%           (0.07)%           0.01%
Net assets at end of period (in 000's)       $  65,939        $  72,007        $  80,224        $  59,864        $  53,800
Average commission rate (j)                         --               --               --               --               --



 * Investor A Shares of Nations International Growth Fund were formerly Class A Shares of the Pilot International Equity Fund, a predeccessor portfolio.



 (a) Prior to a tax-free reorganization into Pilot Administration shares effective July 12, 1993, the Pilot Kleinwort Benson International Equity Portfolio was a separate portfolio of Kleinwort Benson Investment Strategies known as Kleinwort Benson International Equity Fund. The predecessor portfolio was advised by Kleinwort Benson International Investment Limited and had a December 31 fiscal year end.



 (b) Prior to July 12, 1993, the Pilot Administration shares were not subject to an Administration Plan.



 (c) For years preceding the fiscal year ended August 31, 1993, net realized and unrealized gain/(losses) from foreign currency related transactions were included in net realized and unrealized gain/(losses) from investments. Effective January 1, 1993, realized and unrealized gain/(losses) from foreign currency related transactions are disclosed separately from net realized and unrealized gain/(losses) from investments.



 (d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken for the Class A Shares.



 (e) Not annualized.



 (f) Annualized.



 (g) Calculated on a portfolio-wide level and excludes the transfer of assets effective on August 6, 1993.



(h) Calculated based on the average shares outstanding methodology.



 (i) Effective August 21, 1995 the Administration Class Shares were redesignated as the Class A Shares.



 (j) Represents the total dollar amount of commissions paid on security transactions, for the time periods of May 4, 1996 to August 31, 1996, divided by total number of security shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.



 (k) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued and is not annualized.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



NATIONS EMERGING MARKETS FUND
                                                                                           YEAR            PERIOD
                                                                                           ENDED            ENDED
INVESTOR A SHARES                                                                        03/31/97#       03/31/96*#
Operating performance:
Net asset value, beginning of period                                                     $   10.32        $   10.00
Net investment income/(loss)                                                                 (0.01)           (0.05)
Net realized and unrealized gain on investments                                               1.21             0.37
Net increase in net asset value from operations                                               1.20             0.32
Dividends from net investment income                                                         (0.02)              --
Distributions in excess of net investment income                                             (0.05)              --
Distributions from net realized capital gains                                                (0.06)              --
Total dividends and distributions                                                            (0.13)              --
Net asset value, end of period                                                           $   11.39        $   10.32
Total return++                                                                               11.74%            3.20%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                     $     894        $     477
Ratio of operating expenses to average net assets                                             1.99%            2.38%+
Ratio of net investment income/(loss) to average net assets                                   0.12%           (0.63)%+
Portfolio turnover rate                                                                         31%              17%
Averge commission rate paid (a)                                                          $  0.0003        $  0.0004



 * Nations Emerging Markets Fund Investor A Shares commenced operations on June 30, 1995.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS PACIFIC GROWTH FUND
                                                                                           YEAR            PERIOD
                                                                                           ENDED            ENDED
INVESTOR A SHARES                                                                        03/31/97        03/31/96*#
Operating performance:
Net asset value, beginning of period                                                     $   10.23        $   10.00
Net investment income/(loss)                                                                0.00(a)           (0.04)
Net realized and unrealized gain on investments                                               0.19             0.29
Net increase in net asset value from operations                                               0.19             0.25
Dividends from net investment income                                                         (0.03)              --
Distributions in excess of net investment income                                             (0.02)           (0.02)
Distributions from net realized capital gains                                                   --               --
Distributions in excess of net realized capital gain                                            --               --
Total dividends and distributions                                                            (0.05)           (0.02)
Net asset value, end of period                                                           $   10.37        $   10.23
Total return++                                                                                1.86%            2.52%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                     $   2,480        $   1,375
Ratio of operating expenses to average net assets                                             1.67%            2.01%+
Ratio of net investment income/(loss) to average net assets                                   0.14%           (0.52)%+
Portfolio turnover rate                                                                         78%              23%
Average commission rate paid (b)                                                         $  0.0126        $  0.0178



 * Nations Pacific Growth Fund Investor A Shares commenced operations on June 30, 1995.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.


(a) Amount represents less than $0.01 per share.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS MANAGED INDEX FUND
                                                                                                          PERIOD
                                                                                                          ENDED
INVESTOR A SHARES                                                                                       03/31/97*
Net asset value, beginning of period                                                                  $   10.00
Net investment income                                                                                      0.12
Net realized and unrealized gain on investments                                                            1.89
Net increase in net asset value from operations                                                            2.01
Dividends from net investment income                                                                      (0.12)
Total dividends and distributions                                                                         (0.12)
Net asset value, end of period                                                                        $   11.89
Total return++                                                                                            20.12%
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                  $   3,038
Ratio of operating expenses to average net assets                                                          0.75%+(b)
Ratio of net investment income to average net assets                                                       1.67%+
Portfolio turnover rate                                                                                      17%
Ratio of operating expenses to average net assets without waivers and/or expense reimbursements            1.30%+(b)
Net investment income per share without waivers and/or expense reimbursements                         $    0.09(b)
Average commission rate paid (a)                                                                      $  0.0259



 * Nations Managed Index Fund's Investor A Shares commenced on July 31, 1996.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


(a) Average commission rate paid per share of securities purchased and sold by the Fund.


 (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS MANAGED SMALLCAP INDEX FUND
                                                                                                          PERIOD
                                                                                                          ENDED
INVESTOR A SHARES                                                                                       03/31/97*
Net asset value, beginning of period                                                                   $   10.00
Net investment income                                                                                       0.03
Net realized and unrealized gain/(loss) on investments                                                     (0.18)
Net increase/(decrease) in net asset value from operations                                                 (0.15)
Dividends from net investment income                                                                       (0.03)
Distributions in excess of net investment income                                                           (0.00)(b)
Total dividends and distributions                                                                          (0.03)
Net asset value, end of period                                                                         $    9.82
Total return++                                                                                             (1.52)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                                   $     334
Ratio of operating expenses to average net assets                                                            .75%+
Ratio of net investment income to average net assets                                                         .80%+
Portfolio turnover rate                                                                                       18%
Ratio of operating expenses to average net assets without waivers and/or expense reimbursements             1.46%+
Net investment income per share without waivers and/or expense reimbursements                          $    0.01
Average commission rate paid (a)                                                                       $  0.0279



 * Nations Managed SmallCap Index Fund's Investor A Shares commenced operations on October 15, 1996.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


(a) Average commission rate paid per share of securities purchased and sold by the Fund.


 (b) Amount represents less than $0.01 per share.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS GLOBAL GOVERNMENT INCOME FUND
                                                                                           YEAR            PERIOD
                                                                                           ENDED            ENDED
INVESTOR A SHARES                                                                        03/31/97#        03/31/96*
Operating performance:
Net asset value, beginning of period                                                     $   10.07        $   10.00
Net investment income                                                                         0.44             0.37
Net realized and unrealized gain/(loss) on investments                                       (0.02)            0.11
Net increase in net asset value from operations                                               0.42             0.48
Distributions:
Dividends from net investment income                                                         (0.45)           (0.35)
Distributions in excess of net investment income                                             (0.09)           (0.02)
Distributions from net realized capital gains                                                (0.16)           (0.04)
Total dividends and distributions                                                            (0.70)           (0.41)
Net asset value, end of period                                                           $    9.79        $   10.07
Total return++                                                                                3.99%            4.84%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                     $  15,104        $  14,898
Ratio of operating expenses to average net assets                                             1.51%            1.57%+
Ratio of net investment income to average net assets                                          4.35%            4.92%+
Portfolio turnover rate                                                                        100%             213%



 * Nations Global Government Income Fund Investor A Shares commenced operations on June 30, 1995.


 + Annualized.


++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SHORT-TERM MUNICIPAL INCOME FUND

                                                       YEAR             PERIOD             YEAR              YEAR
                                                      ENDED             ENDED             ENDED              ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period              $    9.98          $   10.03         $    9.69         $    9.96
Net investment income                                  0.42               0.14              0.42              0.36
Net realized and unrealized gain/(loss) on
  investments                                         (0.03)             (0.05)             0.34             (0.27)
Net increase in net asset value from operations        0.39               0.09              0.76              0.09
Distributions:
Dividends from net investment income                  (0.42)             (0.14)            (0.42)            (0.36)
Distributions from net realized capital gains            --                 --                --             (0.00)#
Total dividends and distributions                     (0.42)             (0.14)            (0.42)            (0.36)
Net asset value, end of period                    $    9.95          $    9.98         $   10.03         $    9.69
Total return++                                         3.96%              0.90%             7.95%             0.90%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $   8,417          $   4,599         $   3,741         $     217
Ratio of operating expenses to average net
  assets                                               0.60%(a)           0.60%+(a)         0.65%(a)          0.52%(a)
Ratio of net investment income to average net
  assets                                               4.16%              4.17%+            4.18%             3.65%
Portfolio turnover rate                                  80%                16%               82%               57%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       1.04%              1.06%+            1.13%             0.99%
Net investment income per share without waivers
  and/or expense reimbursements                   $    0.37          $    0.12         $    0.37         $    0.33

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.98
Net investment income                                   0.03
Net realized and unrealized gain/(loss) on
  investments                                          (0.02)
Net increase in net asset value from operations         0.01
Distributions:
Dividends from net investment income                   (0.03)
Distributions from net realized capital gains             --
Total dividends and distributions                      (0.03)
Net asset value, end of period                     $    9.96
Total return++                                          0.06%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $     731
Ratio of operating expenses to average net
  assets                                                0.24%+
Ratio of net investment income to average net
  assets                                                3.01%+
Portfolio turnover rate                                   45%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.19%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.02



 * Nations Short-Term Municipal Income Fund's Investor A Shares commenced operations on November 2, 1993.


 + Annualized.


 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.


 # Amount represents less than $0.01 per share.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS INTERMEDIATE MUNICIPAL BOND FUND
                                                       YEAR             PERIOD             YEAR              YEAR
                                                      ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period               $   10.03         $   10.17         $    9.24         $   10.11
Net investment income                                   0.46              0.15              0.47              0.42
Net realized and unrealized gain/(loss) on
  investments                                          (0.02)            (0.14)             0.93             (0.86)
Net increase/(decrease) in net asset value from
  operations                                            0.44              0.01              1.40             (0.44)
Distributions:
Dividends from net investment income                   (0.46)            (0.15)            (0.47)            (0.42)
Distributions in excess of net investment
  income                                                  --                --                --             (0.00)#
Distributions from net realized capital gains             --                --                --             (0.01)
Total dividends and distributions                      (0.46)            (0.15)            (0.47)            (0.43)
Net asset value, end of period                     $   10.01         $   10.03         $   10.17         $    9.24
Total return++                                          4.42%             0.13%            15.38%            (4.48)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   2,067         $   1,500         $   1,249         $     172
Ratio of operating expenses to average net
  assets                                                0.70%(a)          0.70%+(a)         0.65%(a)          0.53%(a)
Ratio of net investment income to average net
  assets                                                4,54%             4.55%+            4.71%             4.41%
Portfolio turnover rate                                   21%                4%               31%               51%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.01%             1.03%+            1.04%             1.06%
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.42         $    0.14         $    0.44         $    0.38

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $   10.10
Net investment income                                   0.12
Net realized and unrealized gain/(loss) on
  investments                                           0.01
Net increase/(decrease) in net asset value from
  operations                                            0.13
Distributions:
Dividends from net investment income                   (0.12)
Distributions in excess of net investment
  income                                                  --
Distributions from net realized capital gains             --
Total dividends and distributions                      (0.12)
Net asset value, end of period                     $   10.11
Total return++                                          1.28%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $      68
Ratio of operating expenses to average net
  assets                                                0.39%+
Ratio of net investment income to average net
  assets                                                3.92%+
Portfolio turnover rate                                   23%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.11%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.10



 * Nations Intermediate Municipal Bond Fund's Investor A Shares commenced operations on August 17, 1993.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Amount represents less than $0.01 per share.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS MUNICIPAL INCOME FUND
                                 YEAR            PERIOD            YEAR             YEAR             YEAR            YEAR
                                 ENDED            ENDED            ENDED            ENDED           ENDED            ENDED
INVESTOR A SHARES              03/31/97        03/31/96(b)       11/30/95         11/30/94         11/30/93        11/30/92

Operating performance:
Net asset value, beginning
  of period                   $   10.84       $   11.08        $    9.64         $   11.33        $   10.65      $   10.25
Net investment income              0.57            0.19             0.57              0.55             0.57           0.58
Net realized and
  unrealized gain/(loss)
  on investments                   0.05           (0.24)            1.44             (1.44)            0.72           0.41
Net increase/(decrease) in
  net asset value from
  operations                       0.62           (0.05)            2.01             (0.89)            1.29           0.99
Distributions:
Dividends from net
  investment income               (0.57)          (0.19)           (0.57)            (0.55)           (0.57)         (0.58)
Distributions in excess of
  net investment income              --              --               --             (0.00)#             --             --
Distributions from net
  realized capital gains             --              --               --             (0.25)           (0.04)         (0.01)
Total dividends and
  distributions                   (0.57)          (0.19)           (0.57)            (0.80)           (0.61)         (0.59)
Net asset value, end of
  period                      $   10.89       $   10.84        $   11.08         $    9.64        $   11.33      $   10.65
Total return++                     5.82%          (0.47)%          21.31%            (8.34)%          12.37%          9.88%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of period
  (in 000's)                  $  15,075       $  26,085        $  27,963         $  23,754        $  28,415      $  21,056
Ratio of operating
  expenses to average net
  assets                           0.80%           0.80%+           0.80%             0.79%            0.60%          0.52%
Ratio of operating
  expenses to average net
  assets including
  interest expense                     (a)             (a)              (a)           0.80%              --             --
Ratio of net investment
  income to average net
  assets                           5.21%           5.15%+           5.43%             5.24%            5.09%          5.42%
Portfolio turnover rate              25%              4%              49%               63%              48%            19%
Ratio of operating
  expenses to average net
  assets without waivers
  and/or expense
  reimbursements                   1.11%           1.11%+           1.08%             1.08%            0.99%          0.99%
Net investment income per
  share without waivers
  and/or expense
  reimbursements              $    0.54       $    0.18        $    0.54         $    0.52        $    0.53      $    0.53

                                PERIOD
                                 ENDED
INVESTOR A SHARES              11/30/91*
Operating performance:
Net asset value, beginning
  of period                  $   10.00
Net investment income             0.52
Net realized and
  unrealized gain/(loss)
  on investments                  0.25
Net increase/(decrease) in
  net asset value from
  operations                      0.77
Distributions:
Dividends from net
  investment income              (0.52)
Distributions in excess of
  net investment income             --
Distributions from net
  realized capital gains            --
Total dividends and
  distributions                  (0.52)
Net asset value, end of
  period                     $   10.25
Total return++                    7.87%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of period
  (in 000's)                 $   7,234
Ratio of operating
  expenses to average net
  assets                          0.20%+
Ratio of operating
  expenses to average net
  assets including
  interest expense                  --
Ratio of net investment
  income to average net
  assets                          6.07%+
Portfolio turnover rate             54%
Ratio of operating
  expenses to average net
  assets without waivers
  and/or expense
  reimbursements                  0.88%+
Net investment income per
  share without waivers
  and/or expense
  reimbursements             $    0.45



 * Nations Municipal Income Fund's Investor A Shares commenced operations on February 1, 1991.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


+++ Unaudited.


 # Amount represents less than $0.01 per share.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
                                                       YEAR             PERIOD             YEAR              YEAR
                                                      ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(b)         11/30/95          11/30/94

Operating performance:
Net asset value, beginning of period                $   10.46        $   10.63         $    9.61         $   10.50
Net investment income                                    0.47             0.16              0.46              0.43
Net realized and unrealized gain/(loss) on
  investments                                           (0.06)           (0.17)             1.02             (0.88)
Net increase/(decrease) in net asset value from
  operations                                             0.41            (0.01)             1.48             (0.45)
Distributions:
Dividends from net investment income                    (0.47)           (0.16)            (0.46)            (0.43)
Distributions in excess of net investment
  income                                                   --               --                --             (0.00)#
Distributions from net realized capital gains              --               --                --             (0.01)
Total dividends and distributions                       (0.47)           (0.16)            (0.46)            (0.44)
Net asset value, end of period                      $   10.40        $   10.46         $   10.63         $    9.61
Total return++                                           4.01%           (0.13)%           15.68%            (4.43)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                $   2,142        $   2,029         $   2,292         $   2,114
Ratio of operating expenses to average net
  assets                                                 0.70%(a)         0.70%+(a)         0.75%(a)          0.73%(a)
Ratio of net investment income to average net
  assets                                                 4.52%            4.46%+            4.50%             4.26%
Portfolio turnover rate                                    16%              18%               27%               34%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                         1.01%            1.06%+            1.01%             0.94%
Net investment income per share without waivers
  and/or expense reimbursements                     $    0.44        $    0.14         $    0.44         $    0.41

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.99
Net investment income                                   0.42
Net realized and unrealized gain/(loss) on
  investments                                           0.51
Net increase/(decrease) in net asset value from
  operations                                            0.93
Distributions:
Dividends from net investment income                   (0.42)
Distributions in excess of net investment
  income                                                  --
Distributions from net realized capital gains             --
Total dividends and distributions                      (0.42)
Net asset value, end of period                     $   10.50
Total return++                                          9.44%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   2,261
Ratio of operating expenses to average net
  assets                                                0.59%+
Ratio of net investment income to average net
  assets                                                4.13%+
Portfolio turnover rate                                   15%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        0.95%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.39



 * Nations Florida Intermediate Municipal Bond Fund Investor A Shares commenced operations on December 14, 1992.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Amount represents less than $0.01 per share.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS FLORIDA MUNICIPAL BOND FUND
                                                                    YEAR             PERIOD             YEAR             PERIOD
                                                                   ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES                                                 03/31/97        03/31/96(b)         11/30/95         11/30/94*
Operating performance:
Net asset value, beginning of period                            $    9.47        $    9.76          $    8.40        $    9.98
Net investment income                                                0.46             0.15               0.49             0.47
Net realized and unrealized gain/(loss) on investments               0.01            (0.29)              1.36            (1.58)
Net increase/(decrease) in net asset value from operations           0.47            (0.14)              1.85            (1.11)
Dividends from net investment income                                (0.46)           (0.15)             (0.49)           (0.47)
Total dividends and distributions                                   (0.46)           (0.15)             (0.49)           (0.47)
Net asset value, end of period                                  $    9.48        $    9.47          $    9.76        $    8.40
Total return++                                                       5.09%           (1.40)%            22.45%          (11.35)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                            $   1,781        $   1,836          $   1,787        $   1,024
Ratio of operating expenses to average net assets                    0.80%            0.80%+             0.59%            0.39%+
Ratio of operating expenses to average net assets including
  interest expense                                                       (a)              (a)                (a)              (a)
Ratio of net investment income to average net assets                 4.87%            4.83%+             5.24%            5.37%+
Portfolio turnover rate                                                23%               7%                13%              46%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                              1.13%            1.16%+             1.15%            1.09%+
Net investment income per share without waivers and/or
  expense reimbursements                                        $    0.43        $    0.14          $    0.44        $    0.42



 * Nations Florida Municipal Bond Fund Investor A Shares commenced operations on December 10, 1993.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
                                         YEAR             PERIOD             YEAR             YEAR             YEAR
                                        ENDED             ENDED             ENDED             ENDED            ENDED
INVESTOR A SHARES                      03/31/97        03/31/96(b)         11/30/95         11/30/94         11/30/93

Operating performance:
Net asset value, beginning of
  period                            $   10.63          $   10.81          $    9.82        $   10.82         $   10.28
Net investment income                    0.48               0.16               0.48             0.47              0.48
Net realized and unrealized
  gain/(loss) on investments            (0.05)             (0.18)              0.99            (0.98)             0.57
Net increase/(decrease) in net
  asset value from operations            0.43              (0.02)              1.47            (0.51)             1.05
Distributions:
Dividends from net investment
  income                                (0.48)             (0.16)             (0.48)           (0.47)            (0.48)
Distributions in excess of net
  investment income                        --                 --                 --            (0.00)#              --
Distributions from net realized
  capital gains                            --                 --                 --            (0.02)            (0.03)
Total dividends and distributions       (0.48)             (0.16)             (0.48)           (0.49)            (0.51)
Net asset value, end of period      $   10.58          $   10.63          $   10.81        $    9.82         $   10.82
Total return++                           4.12%             (0.19)%            15.20%           (4.87)%           10.37%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                            $   8,810          $   8,625          $   9,175        $  10,401         $  16,752
Ratio of operating expenses to
  average net assets                     0.70%              0.70%+             0.75%            0.72%             0.61%
Ratio of operating expenses to
  average net assets including
  interest expense                           (a)                (a)                (a)          0.73%               --
Ratio of net investment income to
  average net assets                     4.52%              4.47%+             4.56%            4.56%             4.42%
Portfolio turnover rate                     9%                 3%                17%              22%                6%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                         1.00%              1.03%+             1.00%            0.93%             0.92%
Net investment income per share
  without waivers and/or expense
  reimbursements                    $    0.45          $    0.15          $    0.45        $    0.45         $    0.45

                                        PERIOD
                                        ENDED
INVESTOR A SHARES                     11/30/92*
Operating performance:
Net asset value, beginning of
  period                            $    9.98
Net investment income                    0.30
Net realized and unrealized
  gain/(loss) on investments             0.30
Net increase/(decrease) in net
  asset value from operations            0.60
Distributions:
Dividends from net investment
  income                                (0.30)
Distributions in excess of net
  investment income                        --
Distributions from net realized
  capital gains                            --
Total dividends and distributions       (0.30)
Net asset value, end of period      $   10.28
Total return++                           6.12%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                            $   3,809
Ratio of operating expenses to
  average net assets                     0.34%+
Ratio of operating expenses to
  average net assets including
  interest expense                         --
Ratio of net investment income to
  average net assets                     5.01%+
Portfolio turnover rate                    12%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                         0.91%+
Net investment income per share
  without waivers and/or expense
  reimbursements                    $    0.27



  * Nations Georgia Intermediate Municipal Bond Fund Investor A Shares commenced operations on May 4, 1992.


  + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


+++ Unaudited.


 # Amount represents less than $0.01 per share.


 (a) The effect of interest expense on the operating ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS GEORGIA MUNICIPAL BOND FUND
                                                                    YEAR             PERIOD             YEAR             PERIOD
                                                                   ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES                                                 03/31/97        03/31/96(b)         11/30/95         11/30/94*
Operating performance:
Net asset value, beginning of period                           $    9.48         $    9.72          $    8.38        $    9.99
Net investment income                                               0.45              0.14               0.49             0.47
Net realized and unrealized gain/(loss) on investments              0.02             (0.24)              1.34            (1.61)
Net increase/(decrease) in net asset value from operations          0.47             (0.10)              1.83            (1.14)
Dividends from net investment income                               (0.45)            (0.14)             (0.49)           (0.47)
Total dividends and distributions                                  (0.45)            (0.14)             (0.49)           (0.47)
Net asset value, end of period                                 $    9.50         $    9.48          $    9.72        $    8.38
Total return++                                                      5.05%            (1.08)%            22.25%          (11.71)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $     208         $       7          $       7        $       6
Ratio of operating expenses to average net assets                   0.80%(a)          0.80%+(a)          0.60%(a)         0.39%+(a)
Ratio of net investment income to average net assets                4.76%             4.76%+             5.22%            5.42%+
Portfolio turnover rate                                               19%                7%                26%              35%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                             1.25%             1.34%+             1.29%            1.22%+
Net investment income per share without waivers and/or
  expense reimbursements                                            0.41%        $    0.12          $    0.42        $    0.40



 * Nations Georgia Municipal Bond Fund Investor A Shares commenced operations on December 30, 1993.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) The effect of interest expense on the operating ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
                         YEAR           PERIOD            YEAR            YEAR            YEAR            YEAR
                        ENDED            ENDED           ENDED           ENDED           ENDED            ENDED
INVESTOR A SHARES      03/31/97       03/31/96(b)       11/30/95        11/30/94        11/30/93        11/30/92
Operating
  performance:
Net asset value,
  beginning of
  period             $   10.80       $   10.95        $   10.00       $   11.09        $   10.72      $   10.44
Net investment
  income                  0.48            0.16             0.48            0.48             0.51           0.54
Net realized and
  unrealized gain/
  (loss) on
  investments            (0.10)          (0.15)            0.98           (0.99)            0.44           0.31
Net
increase/(decrease)
  in net asset
  value from
  operations              0.38            0.01             1.46           (0.51)            0.95           0.85
Distributions:
Dividends from net
  investment
  income                 (0.48)          (0.16)           (0.48)          (0.48)           (0.51)         (0.54)
Distributions from
  net realized
  capital gains             --              --            (0.03)          (0.10)           (0.07)         (0.03)
Distributions in
  excess of net
  realized capital
  gains                     --              --               --           (0.00)#             --             --
Total dividends
  and
  distributions          (0.48)          (0.16)           (0.51)          (0.58)           (0.58)         (0.57)
Net asset value,
  end of period      $   10.70       $   10.80        $   10.95       $   10.00        $   11.09      $   10.72
Total return++            3.62%           0.09%           14.94%          (4.82)%           8.96%          8.32%+++
Ratios to average
  net assets/
  supplemental
  data:
Net assets, end of
  period (in
  000's)             $  14,988       $  19,456        $  21,208       $  22,145        $  22,144      $  20,092
Ratio of operating
  expenses to
  average net
  assets                  0.70%(a)        0.70%+(a)        0.75%(a)        0.71%(a)         0.64%          0.48%
Ratio of net
  investment
  income to
  average net
  assets                  4.50%           4.42%+           4.56%           4.55%            4.58%          4.98%
Portfolio turnover
  rate                      10%              4%              11%             22%              26%            38%
Ratio of operating
  expenses to
  average net
  assets without
  waivers and/or
  expense
  reimbursements          0.98%           1.01%+           1.00%           0.91%            0.88%          0.87%
Net investment
  income per share
  without waivers
  and/or expense
  reimbursements     $    0.45       $    0.15        $    0.45       $    0.46        $    0.48      $    0.50

                         YEAR            PERIOD
                         ENDED            ENDED
INVESTOR A SHARES      11/30/91         11/30/90*
Operating
  performance:
Net asset value,
  beginning of
  period             $   10.21        $   10.00
Net investment
  income                  0.60             0.16
Net realized and
  unrealized gain/
  (loss) on
  investments             0.24             0.21
Net
increase/(decrease
  in net asset
  value from
  operations              0.84             0.37
Distributions:
Dividends from net
  investment
  income                 (0.60)           (0.16)
Distributions from
  net realized
  capital gains          (0.01)              --
Distributions in
  excess of net
  realized capital
  gains                     --               --
Total dividends
  and
  distributions          (0.61)           (0.16)
Net asset value,
  end of period      $   10.44        $   10.21
Total return++            8.46%+++         3.72%+++
Ratios to average
  net assets/
  supplemental
  data:
Net assets, end of
  period (in
  000's)             $   9,934        $   2,228
Ratio of operating
  expenses to
  average net
  assets                  0.20%            0.21%+
Ratio of net
  investment
  income to
  average net
  assets                  5.76%            6.12% +
Portfolio turnover
  rate                      26%              49%
Ratio of operating
  expenses to
  average net
  assets without
  waivers and/or
  expense
  reimbursements          0.71%            0.84%+
Net investment
  income per share
  without waivers
  and/or expense
  reimbursements     $    0.55        $    0.13



  * Nations Maryland Intermediate Municipal Bond Fund Investor A Shares commenced operations on September 1, 1990.


  + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


+++ Unaudited.


 # Amount represents less than $0.01 per share.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS MARYLAND MUNICIPAL BOND FUND
                                                      YEAR             PERIOD             YEAR              YEAR
                                                      ENDED            ENDED             ENDED             ENDED
INVESTOR A SHARES                                   03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period               $    9.39        $    9.63         $    8.37        $    9.77
Net investment income                                   0.44             0.14              0.46             0.49
Net realized and unrealized gain/(loss) on
  investments                                           0.02            (0.24)             1.26            (1.40)
Net increase/(decrease) in net asset value from
  operations                                            0.46            (0.10)             1.72            (0.91)
Dividends from net investment income                   (0.44)           (0.14)            (0.46)           (0.49)
Total dividends and distributions                      (0.44)           (0.14)            (0.46)           (0.49)
Net asset value, end of period                     $    9.41        $    9.39         $    9.63        $    8.37
Total return++                                          4.99%           (1.01)%           20.99%           (9.59)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   1,409        $   1,086         $   1,031        $       9
Ratio of operating expenses to average net
  assets                                                0.80%            0.80%+            0.60%            0.39%(a)
Ratio of net investment income to average net
  assets                                                4.68%            4.52%+            4.94%            5.30%
Portfolio turnover rate                                   18%               7%               11%              39%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.32%            1.43%+            1.46%            1.48%
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.39        $    0.12         $    0.38        $    0.41

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.80
Net investment income                                   0.03
Net realized and unrealized gain/(loss) on
  investments                                          (0.03)
Net increase/(decrease) in net asset value from
  operations                                            0.00
Dividends from net investment income                   (0.03)
Total dividends and distributions                      (0.03)
Net asset value, end of period                     $    9.77
Total return++                                          0.05%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $       6
Ratio of operating expenses to average net
  assets                                                0.13%+
Ratio of net investment income to average net
  assets                                                3.97%+
Portfolio turnover rate                                    1%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.76%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.02



 * Nations Maryland Municipal Bond Fund Investor A Shares commenced operations on November 4, 1993.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                                                       YEAR             PERIOD             YEAR              YEAR
                                                      ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period              $   10.36          $   10.51        $    9.53         $   10.46
Net investment income                                  0.45               0.15             0.43              0.42
Net realized and unrealized gain/(loss) on
  investments                                         (0.02)             (0.15)            0.99             (0.88)
Net increase/(decrease) in net asset value from
  operations                                           0.43               0.00             1.42             (0.46)
Distributions:
Dividends from net investment income                  (0.45)             (0.15)           (0.43)            (0.42)
Distributions in excess of net investment
  income                                                 --                 --            (0.00)#              --
Distributions from net realized capital gains            --                 --            (0.01)            (0.05)
Total dividends and distributions                     (0.45)             (0.15)           (0.44)            (0.47)
Net asset value, end of period                    $   10.34          $   10.36        $   10.51         $    9.53
Total return++                                         4.25%             (0.01)%          15.18%            (4.51)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $   5,723          $   7,672        $   8,525         $   8,896
Ratio of operating expenses to average net
  assets                                               0.70%(a)           0.70%+           0.77%(a)          0.73%(a)
Ratio of net investment income to average net
  assets                                               4.37%              4.27%+           4.27%             4.20%
Portfolio turnover rate                                  26%                 3%              57%               37%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       1.02%              1.07%+           1.04%             1.00%
Net investment income per share without waivers
  and/or expense reimbursements                   $    0.42          $    0.14        $    0.41         $    0.40

                                                     PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $   10.01
Net investment income                                   0.42
Net realized and unrealized gain/(loss) on
  investments                                           0.45
Net increase/(decrease) in net asset value from
  operations                                            0.87
Distributions:
Dividends from net investment income                   (0.42)
Distributions in excess of net investment
  income                                                  --
Distributions from net realized capital gains             --
Total dividends and distributions                      (0.42)
Net asset value, end of period                     $   10.46
Total return++                                          8.76%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $  13,749
Ratio of operating expenses to average net
  assets                                                0.57%+
Ratio of net investment income to average net
  assets                                                4.08%+
Portfolio turnover rate                                   29%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.00%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.38



 * Nations North Carolina Intermediate Municipal Bond Fund Investor A Shares commenced operations on December 14, 1992.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Amount represents less than $0.01 per share.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS NORTH CAROLINA MUNICIPAL BOND FUND
                                                      YEAR             PERIOD            YEAR             YEAR
                                                      ENDED            ENDED             ENDED            ENDED
INVESTOR A SHARES                                   03/31/97        03/31/96(b)        11/30/95         11/30/94
Operating performance:
Net asset value, beginning of period              $    9.49         $    9.73        $    8.36        $    9.85
Net investment income                                  0.45              0.15             0.49             0.50
Net realized and unrealized gain/(loss) on
  investments                                         (0.02)            (0.24)            1.37            (1.49)
Net increase/(decrease) in net asset value from
  operations                                           0.43             (0.09)            1.86            (0.99)
Dividends from net investment income                  (0.45)            (0.15)           (0.49)           (0.50)
Total dividends and distributions                     (0.45)            (0.15)           (0.49)           (0.50)
Net asset value, end of period                    $    9.47         $    9.49        $    9.73        $    8.36
Total return++                                         4.62%            (0.94)%          22.63%          (10.41)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $     594         $     448        $     347        $   1,161
Ratio of operating expenses to average net
  assets                                               0.80%(a)          0.80%+           0.58%(a)         0.39%(a)
Ratio of net investment income to average net
  assets                                               4.75%             4.66%+           5.23%            5.35%
Portfolio turnover rate                                  28%               22%              40%              29%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       1.14%             1.19%+           1.16%            1.10%
Net investment income per share without waivers
  and/or expense reimbursements                   $    0.42         $    0.14        $    0.44        $    0.43

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.97
Net investment income                                   0.04
Net realized and unrealized gain/(loss) on
  investments                                          (0.12)
Net increase/(decrease) in net asset value from
  operations                                           (0.08)
Dividends from net investment income                   (0.04)
Total dividends and distributions                      (0.04)
Net asset value, end of period                     $    9.85
Total return++                                         (0.80)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   1,085
Ratio of operating expenses to average net
  assets                                                0.09%+
Ratio of net investment income to average net
  assets                                                3.97%+
Portfolio turnover rate                                   10%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.21%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.03



 * Nations North Carolina Municipal Bond Fund Investor A Shares commenced operations on November 1, 1993.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND


                                YEAR             PERIOD             YEAR              YEAR              YEAR
                               ENDED             ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES             03/31/97        03/31/96(b)         11/30/95          11/30/94          11/30/93
Operating performance:
Net asset value,
 beginning of period       $   10.52         $   10.69         $    9.76         $   10.61         $   10.18
Net investment income           0.49              0.16              0.49              0.48              0.48
Net realized and
 unrealized gain/(loss)
 on investments                (0.02)            (0.17)             0.93             (0.84)             0.43
Net increase/(decrease)
 in net asset value from
 operations                     0.47             (0.01)             1.42             (0.36)             0.91
Distributions:
Dividends from net
 investment income             (0.49)            (0.16)            (0.49)            (0.48)            (0.48)
Distributions in excess
 of net investment
 income                           --                --                --             (0.00)#              --
Distributions from net
 realized capital gains           --                --                --             (0.01)               --
Total dividends and
 distributions                 (0.49)            (0.16)            (0.49)            (0.49)            (0.48)
Net asset value, end of
 period                    $   10.50         $   10.52         $   10.69         $    9.76         $   10.61
Total return++                  4.51%            (0.07)%           14.79%            (3.54)%            9.16%
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)         $  10,465         $  14,288         $  14,452         $  16,378         $  20,024
Ratio of operating
 expenses to average net
 assets                         0.70%(a)          0.70%+(a)         0.75%(a)          0.72%(a)          0.60%
Ratio of net investment
 income to average net
 assets                         4.60%             4.61%+            4.72%             4.64%             4.53%
Portfolio turnover rate           13%                6%               11%               30%               11%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements                 0.99%             1.02%+            0.95%             0.93%             0.90%
Net investment income
 per share without
 waivers and/or expense
 reimbursements            $    0.46         $    0.15         $    0.47         $    0.46         $    0.45

                               PERIOD
                                ENDED
INVESTOR A SHARES             11/30/92*
Operating performance:
Net asset value,
 beginning of period         $    9.98
Net investment income             0.30
Net realized and
 unrealized gain/(loss)
 on investments                   0.20
Net increase/(decrease)
 in net asset value from
 operations                       0.50
Distributions:
Dividends from net
 investment income               (0.30)
Distributions in excess
 of net investment
 income                             --
Distributions from net
 realized capital gains             --
Total dividends and
 distributions                   (0.30)
Net asset value, end of
 period                      $   10.18
Total return++                    5.03%+++
Ratios to average net
 assets/supplemental
 data:
Net assets, end of
 period (in 000's)           $   7,414
Ratio of operating
 expenses to average net
 assets                           0.33%+
Ratio of net investment
 income to average net
 assets                           4.83%+
Portfolio turnover rate              7%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements                   0.85%+
Net investment income
 per share without
 waivers and/or expense
 reimbursements              $    0.27



  * Nations South Carolina Intermediate Municipal Bond Fund Investor A Shares commenced operations on May 5, 1992.


  + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


+++ Unaudited.


 # Amount represents less than $0.01 per share.


 (a) The effect of interest on the operating expense ratio was less than 0.01%.
 (b) Fiscal year changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND


                                                       YEAR             PERIOD             YEAR             YEAR
                                                      ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(b)         11/30/95         11/30/94
Operating performance:
Net asset value, beginning of period                $    9.77       $    9.99         $    8.65         $    9.86
Net investment income                                    0.47            0.16              0.50              0.50
Net realized and unrealized gain/(loss) on
  investments                                            0.02           (0.22)             1.34             (1.21)
Net increase/(decrease) in net asset value from
  operations                                             0.49           (0.06)             1.84             (0.71)
Dividends from net investment income                    (0.47)          (0.16)            (0.50)            (0.50)
Total dividends and distributions                       (0.47)          (0.16)            (0.50)            (0.50)
Net asset value, end of period                      $    9.79       $    9.77         $    9.99         $    8.65
Total return++                                           5.12%          (0.64)%           21.74%            (7.45)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                $     811       $   1,219         $   1,238         $     140
Ratio of operating expenses to average net
  assets                                                 0.80%           0.80%+            0.60%             0.39%
Ratio of operating expenses to average net
  assets including interest expense                          (a)             (a)               (a)               (a)
Ratio of net investment income to average net
  assets                                                 4.79%           4.76%+            5.24%             5.30%
Portfolio turnover rate                                    30%             20%               13%               14%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                         1.20%           1.33%+            1.28%             1.30%
Net investment income per share without waivers
  and/or expense reimbursements                     $    0.43       $    0.14         $    0.44         $    0.42

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.87
Net investment income                                   0.03
Net realized and unrealized gain/(loss) on
  investments                                          (0.01)
Net increase/(decrease) in net asset value from
  operations                                            0.02
Dividends from net investment income                   (0.03)
Total dividends and distributions                      (0.03)
Net asset value, end of period                     $    9.86
Total return++                                          0.21%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $      14
Ratio of operating expenses to average net
  assets                                                0.10%+
Ratio of operating expenses to average net
  assets including interest expense                       --
Ratio of net investment income to average net
  assets                                                4.16%+
Portfolio turnover rate                                    8%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.63%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.02



 * Nations South Carolina Municipal Bond Fund Investor A Shares commenced operations on November 8, 1993.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND


                                                      YEAR            PERIOD            YEAR              YEAR
                                                      ENDED            ENDED            ENDED            ENDED
INVESTOR A SHARES                                   03/31/97        03/31/96(b)       11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period               $   10.09        $   10.23       $    9.30         $   10.18
Net investment income                                   0.44             0.15            0.44              0.43
Net realized and unrealized gain/(loss) on
  investments                                          (0.01)           (0.14)           0.93             (0.87)
Net increase/(decrease) in net asset value from
  operations                                            0.43             0.01            1.37             (0.44)
Distributions:
Dividends from net investment income                   (0.44)           (0.15)          (0.44)            (0.43)
Distributions in excess of net investment
  income                                                  --               --              --             (0.00)#
Distributions from net realized capital gains             --               --              --             (0.01)
Total dividends and distributions                      (0.44)           (0.15)          (0.44)            (0.44)
Net asset value, end of period                     $   10.08        $   10.09       $   10.23         $    9.30
Total return++                                          4.33%            0.06%          15.00%            (4.41)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   6,840        $   7,439       $   7,573         $   7,831
Ratio of operating expenses to average net
  assets                                                0.70%            0.70%+          0.77%             0.70%
Ratio of operating expenses to average net
  assets including interest expense                         (a)            --                (a)           0.71%
Ratio of net investment income to average net
  assets                                                4.35%            4.31%+          4.45%             4.38%
Portfolio turnover rate                                   28%               3%             34%               41%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.13%            1.22%+          1.12%             1.07%
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.40        $    0.13       $    0.41         $    0.40

                                                     PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $   10.00
Net investment income                                   0.29
Net realized and unrealized gain/(loss) on
  investments                                           0.18
Net increase/(decrease) in net asset value from
  operations                                            0.47
Distributions:
Dividends from net investment income                   (0.29)
Distributions in excess of net investment
  income                                                  --
Distributions from net realized capital gains             --
Total dividends and distributions                      (0.29)
Net asset value, end of period                     $   10.18
Total return++                                          4.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $  15,573
Ratio of operating expenses to average net
  assets                                                0.42%+
Ratio of operating expenses to average net
  assets including interest expense                       --
Ratio of net investment income to average net
  assets                                                4.16%+
Portfolio turnover rate                                   16%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.09%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.24



 * Nations Tennessee Intermediate Municipal Bond Fund Investor A Shares commenced operations on April 2, 1993.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Amount represents less than $0.01 per share.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS TENNESSEE MUNICIPAL BOND FUND


                                                       YEAR             PERIOD             YEAR              YEAR
                                                      ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period               $    9.68         $    9.87        $    8.58         $    9.80
Net investment income                                   0.46              0.15             0.50              0.50
Net realized and unrealized gain/(loss) on
  investments                                           0.02             (0.19)            1.29             (1.22)
Net increase/(decrease) in net asset value from
  operations                                            0.48             (0.04)            1.79             (0.72)
Dividends from net investment income                   (0.46)            (0.15)           (0.50)            (0.50)
Total dividends and distributions                      (0.46)            (0.15)           (0.50)            (0.50)
Net asset value, end of period                     $    9.70         $    9.68        $    9.87         $    8.58
Total return++                                          5.02%            (0.37)%          21.28%            (7.58)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   1,018         $     973        $     203         $      43
Ratio of operating expenses to average net
  assets                                                0.80%             0.80%+           0.60%             0.39%
Ratio of operating expenses to average net
  assets including interest expense                         (a)           0.81%+               (a)               (a)
Ratio of net investment income to average net
  assets                                                4.71%             4.72%+           5.29%             5.38%
Portfolio turnover rate                                   31%                2%              45%               38%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.44%             1.67%+           1.47%             1.38%
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.40         $    0.12        $    0.42         $    0.42

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.88
Net investment income                                   0.04
Net realized and unrealized gain/(loss) on
  investments                                          (0.08)
Net increase/(decrease) in net asset value from
  operations                                           (0.04)
Dividends from net investment income                   (0.04)
Total dividends and distributions                      (0.04)
Net asset value, end of period                     $    9.80
Total return++                                         (0.43)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $      34
Ratio of operating expenses to average net
  assets                                                0.17%+
Ratio of operating expenses to average net
  assets including interest expense                       --
Ratio of net investment income to average net
  assets                                                4.31%+
Portfolio turnover rate                                    3%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.86%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.03



 * Nations Tennessee Municipal Bond Fund Investor A Shares commenced operations on November 2, 1993.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND


                                                       YEAR             PERIOD             YEAR              YEAR
                                                      ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES                                    03/31/97        03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period               $   10.21         $   10.36        $    9.53         $   10.35
Net investment income                                   0.45              0.15             0.44              0.42
Net realized and unrealized gain/(loss) on
  investments                                          (0.03)            (0.15)            0.83             (0.79)
Net increase/(decrease) in net asset value from
  operations                                            0.42              0.00             1.27             (0.37)
Distributions:
Dividends from net investment income                   (0.45)            (0.15)           (0.44)            (0.42)
Distributions in excess of net investment
  income                                                  --                --               --             (0.00)#
Distributions from net realized capital gains             --                --               --             (0.03)
Total dividends and distributions                      (0.45)            (0.15)           (0.44)            (0.45)
Net asset value, end of period                     $   10.18         $   10.21        $   10.36         $    9.53
Total return++                                          4.17%            (0.02)%          13.60%            (3.66)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $     909         $     801        $     806         $     718
Ratio of operating expenses to average net
  assets                                                0.70%             0.70%+           0.77%(a)          0.73%(a)
Ratio of net investment income to average net
  assets                                                4.39%             4.32%+           4.42%             4.22%
Portfolio turnover rate                                   34%               11%              64%               61%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.04%             1.09%+           1.03%             0.96%
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.41         $    0.14        $    0.42         $    0.40

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $   10.15
Net investment income                                   0.37
Net realized and unrealized gain/(loss) on
  investments                                           0.20
Net increase/(decrease) in net asset value from
  operations                                            0.57
Distributions:
Dividends from net investment income                   (0.37)
Distributions in excess of net investment
  income                                                  --
Distributions from net realized capital gains             --
Total dividends and distributions                      (0.37)
Net asset value, end of period                     $   10.35
Total return++                                          5.64%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $     968
Ratio of operating expenses to average net
  assets                                                0.59%+
Ratio of net investment income to average net
  assets                                                4.28%+
Portfolio turnover rate                                   63%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        0.97%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.34



 * Nations Texas Intermediate Municipal Bond Fund Investor A Shares commenced operations on February 4, 1993.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 # Amount represents less than $0.01 per share.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS TEXAS MUNICIPAL BOND FUND


                                                                   YEAR             PERIOD             YEAR             PERIOD
                                                                   ENDED            ENDED             ENDED             ENDED
INVESTOR A SHARES                                                03/31/97        03/31/96(b)         11/30/95         11/30/94*
Operating performance:
Net asset value, beginning of period                            $    9.49        $    9.70        $    8.39         $    9.92
Net investment income                                                0.46             0.15             0.49              0.47
Net realized and unrealized gain/(loss) on investments              (0.01)           (0.21)            1.31             (1.53)
Net increase/(decrease) in net asset value from operations           0.45            (0.06)            1.80             (1.06)
Dividends from net investment income                                (0.46)           (0.15)           (0.49)            (0.47)
Total dividends and distributions                                   (0.46)           (0.15)           (0.49)            (0.47)
Net asset value, end of period                                  $    9.48        $    9.49        $    9.70         $    8.39
Total return++                                                       4.78%           (0.62)%          21.85%           (10.98)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                            $     371        $     317        $     351         $      55
Ratio of operating expenses to average net assets                    0.80%(a)         0.80%+           0.59%(a)          0.40%+(a)
Ratio of net investment income to average net assets                 4.79%            4.72%+           5.25%             5.34%+
Portfolio turnover rate                                                52%               6%              50%              107%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                              1.23%            1.31%+           1.25%             1.24%+
Net investment income per share without waivers and/or
  expense reimbursements                                        $    0.42        $    0.13        $    0.43         $    0.39



 * Nations Texas Municipal Bond Fund Investor A Shares commenced operations on December 17, 1993.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND


                            YEAR            PERIOD            YEAR             YEAR            YEAR            YEAR
                            ENDED            ENDED            ENDED            ENDED           ENDED           ENDED
INVESTOR A SHARES         03/31/97        03/31/96(b)       11/30/95         11/30/94        11/30/93        11/30/92
Operating
  performance:
Net asset value,
  beginning of period   $   10.69        $   10.83        $    9.94        $   10.99         $   10.59     $   10.34
Net investment income        0.49             0.16             0.49             0.48              0.51          0.54
Net realized and
  unrealized
  gain/(loss) on
  investments               (0.10)           (0.14)            0.89            (0.96)             0.42          0.29
Net
  increase/(decrease)
  in net asset value
  from operations            0.39             0.02             1.38            (0.48)             0.93          0.83
Distributions:
Dividends from net
  investment income         (0.49)           (0.16)           (0.49)           (0.48)            (0.51)        (0.54)
Distributions from
  net realized
  capital gains                --               --            (0.00)#          (0.09)            (0.02)        (0.04)
Distributions in
  excess of net
  realized capital
  gains                        --               --               --            (0.00)#              --            --
Total dividends and
  distributions             (0.49)           (0.16)           (0.49)           (0.57)            (0.53)        (0.58)
Net asset value, end
  of period             $   10.59        $   10.69        $   10.83        $    9.94         $   10.99     $   10.59
Total return++               3.71%            0.20%           14.16%           (4.52)%            8.91%         8.18%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of
  period (in 000's)     $  55,791        $  68,003        $  73,253        $  79,412         $ 103,689     $  76,650
Ratio of operating
  expenses to average
  net assets                 0.70%(a)         0.70%+(a)        0.76%(a)         0.79%(a)          0.72%         0.65%
Ratio of net
  investment income
  to average net
  assets                     4.59%            4.52%+           4.67%            4.58%             4.65%         5.04%
Portfolio turnover
  rate                         20%               2%              22%              14%               26%           13%
Ratio of operating
  expenses to average
  net assets without
  waivers and/or
  expense
  reimbursements             0.94%            0.96%+           0.94%            0.91%             0.84%         0.97%
Net investment income
  per share without
  waivers and/or
  expense
  reimbursements        $    0.47        $    0.15        $    0.47        $    0.47         $    0.49     $    0.50

                            YEAR            PERIOD
                            ENDED            ENDED
INVESTOR A SHARES         11/30/91         11/30/90*
Operating
  performance:
Net asset value,
  beginning of period   $   10.14        $   10.08
Net investment income        0.58             0.61
Net realized and
  unrealized
  gain/(loss) on
  investments                0.21             0.11
Net
  increase/(decrease)
  in net asset value
  from operations            0.79             0.72
Distributions:
Dividends from net
  investment income         (0.58)           (0.66)
Distributions from
  net realized
  capital gains             (0.01)              --
Distributions in
  excess of net
  realized capital
  gains                        --               --
Total dividends and
  distributions             (0.59)           (0.66)
Net asset value, end
  of period             $   10.34        $   10.14
Total return++               8.04%+++         7.41%+++
Ratios to average net
  assets/supplemental
  data:
Net assets, end of
  period (in 000's)     $  44,540        $  24,303
Ratio of operating
  expenses to average
  net assets                 0.45%            0.26%+
Ratio of net
  investment income
  to average net
  assets                     5.67%            6.09%+
Portfolio turnover
  rate                         24%              19%
Ratio of operating
  expenses to average
  net assets without
  waivers and/or
  expense
  reimbursements             0.73%            0.80% +
Net investment income
  per share without
  waivers and/or
  expense
  reimbursements        $    0.55        $    0.55



  * Nations Virginia Intermediate Municipal Bond Fund Investor A Shares commenced operations on December 5, 1989.


  + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


+++ Unaudited.


 # Amount represents less than $0.01 per share.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS VIRGINIA MUNICIPAL BOND FUND


                                                       YEAR              PERIOD             YEAR              YEAR
                                                       ENDED             ENDED             ENDED             ENDED
INVESTOR A SHARES                                    03/31/97         03/31/96(b)         11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period                $    9.38         $    9.62        $    8.29         $    9.77
Net investment income                                    0.46              0.16             0.49              0.49
Net realized and unrealized gain/(loss) on
  investments                                            0.02             (0.24)            1.33             (1.48)
Net increase/(decrease) in net asset value from
  operations                                             0.48             (0.08)            1.82             (0.99)
Dividends from net investment income                    (0.46)            (0.16)           (0.49)            (0.49)
Total dividends and distributions                       (0.46)            (0.16)           (0.49)            (0.49)
Net asset value, end of period                      $    9.40         $    9.38        $    9.62         $    8.29
Total return++                                           5.23%            (0.91)%          22.39%           (10.44)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                $     726         $     661        $     650         $     168
Ratio of operating expenses to average net
  assets                                                 0.80%             0.80%+           0.59%             0.39%
Ratio of operating expenses to average net
  assets including interest expense                          (a)           0.81%+               (a)               (a)
Ratio of net investment income to average net
  assets                                                 4.90%             4.86%+           5.31%             5.34%
Portfolio turnover rate                                    37%                8%              16%               61%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                         1.18%             1.27%+           1.24%             1.17%
Net investment income per share without waivers
  and/or expense reimbursements                     $    0.42         $    0.14        $    0.44         $    0.43

                                                      PERIOD
                                                      ENDED
INVESTOR A SHARES                                   11/30/93*
Operating performance:
Net asset value, beginning of period               $    9.84
Net investment income                                   0.03
Net realized and unrealized gain/(loss) on
  investments                                          (0.07)
Net increase/(decrease) in net asset value from
  operations                                           (0.04)
Dividends from net investment income                   (0.03)
Total dividends and distributions                      (0.03)
Net asset value, end of period                     $    9.77
Total return++                                         (0.42)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $      25
Ratio of operating expenses to average net
  assets                                                0.10%+
Ratio of operating expenses to average net
  assets including interest expense                       --
Ratio of net investment income to average net
  assets                                                3.88%+
Portfolio turnover rate                                    0%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.30%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.02



 * Nations Virginia Municipal Bond Fund Investor A Shares commenced operations on November 8, 1993.


 + Annualized.


 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.


 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.


   Objectives


MONEY MARKET FUND:



NATIONS TAX EXEMPT FUND: Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.



EQUITY FUNDS:



NATIONS VALUE FUND: Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.



NATIONS EQUITY INCOME FUND: Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields.



NATIONS CAPITAL GROWTH FUND: Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.



NATIONS EMERGING GROWTH FUND: Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.



NATIONS DISCIPLINED EQUITY FUND: Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.



NATIONS SMALL COMPANY GROWTH FUND: Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.



NATIONS INTERNATIONAL EQUITY FUND: Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.



NATIONS INTERNATIONAL GROWTH FUND: Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.


NATIONS EMERGING MARKETS FUND: Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.



NATIONS PACIFIC GROWTH FUND: Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).



INDEX FUNDS:


NATIONS MANAGED INDEX FUND: Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.

NATIONS MANAGED SMALLCAP INDEX FUND: Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.


NATIONS MANAGED VALUE INDEX FUND: Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index.



NATIONS MANAGED SMALLCAP VALUE INDEX FUND: Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index.



BOND FUND:



NATIONS GLOBAL GOVERNMENT INCOME FUND: Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.



TAX-EXEMPT FUNDS:


NATIONS SHORT-TERM MUNICIPAL INCOME FUND: The investment objective of Nations Short-Term Municipal Income Fund is to seek high current income exempt from Federal income tax consistent with minimal fluctuation of principal. The Fund invests in investment grade, short-term municipal securities.

NATIONS INTERMEDIATE MUNICIPAL BOND FUND: Nations Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.


NATIONS MUNICIPAL INCOME FUND: The investment objective of Nations Municipal Income Fund is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.


NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND: Nations Florida Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS FLORIDA MUNICIPAL BOND FUND: Nations Florida Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND: Nations Georgia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS GEORGIA MUNICIPAL BOND FUND: Nations Georgia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND: Nations Maryland Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS MARYLAND MUNICIPAL BOND FUND: Nations Maryland Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND: Nations North Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS NORTH CAROLINA MUNICIPAL BOND FUND: Nations North Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND: Nations South Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND: Nations South Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND: Nations Tennessee Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS TENNESSEE MUNICIPAL BOND FUND: Nations Tennessee Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND: Nations Texas Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS TEXAS MUNICIPAL BOND FUND: Nations Texas Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND: Nations Virginia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

NATIONS VIRGINIA MUNICIPAL BOND FUND: Nations Virginia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Florida Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund and Nations Virginia Intermediate Municipal Bond Fund are sometimes collectively referred to as the "State Intermediate Municipal Bond Funds," and Nations Florida Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond Fund are sometimes collectively referred to as the "State Municipal Bond Funds".


Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.


   How Objectives Are Pursued


MONEY MARKET FUND:



NATIONS TAX EXEMPT FUND: In pursuing its investment objective, the Fund invests in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). The Fund will not knowingly purchase securities the interest on which is subject to such tax. A portion of the Fund's assets, however, may be invested in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. See "How Dividends And Distributions Are Made; Tax Information."



The Fund invests in Municipal Securities which are determined to present minimal credit risks and which at the time of purchase are considered to be of "high quality" -- E.G., rated "AA" or higher by Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA"), or Thomson BankWatch, Inc. ("BankWatch") or "Aa" or higher by Moody's Investors Service, Inc. ("Moody's"), in the case of bonds; having a long-term rating of "A" or higher from D&P, Fitch, S&P, IBCA, BankWatch or Moody's in the case of certain bonds which are lacking a short-term rating from the requisite number of nationally recognized statistical rating organizations; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, IBCA and BankWatch are the six nationally recognized statistical rating organizations (collectively, "NRSROs"). Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by Nations Fund Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B."



The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the related SAI. The non-governmental user of facilities financed by private activity bonds also is considered to be an "issuer."



The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income. As a matter of fundamental policy, under normal market conditions, at least 80% of the Fund's net assets will be invested in Municipal Securities. Investments in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not be treated as Municipal Securities in determining whether the Fund is in compliance with this 80% requirement. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."



RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS: In order for the Money Market Fund to value its investments on the basis of amortized cost, (See, "How the Funds Value Their Shares") investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturi-ties, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar-denominated instruments determined to present minimal credit risks and that at the time of acquisition are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities, are exempt from the quality requirements, other than minimal credit risk. In the event that a Money Market Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Money Market Fund's own restrictions will govern.


EQUITY FUNDS:


NATIONS VALUE FUND: The Fund invests in stocks drawn from a broad universe of companies monitored by the Adviser. The Adviser closely monitors these companies, rating them for quality and projecting their future earnings and dividends as well as other factors. To qualify for purchase, an issuer would normally have a market capitalization of $500 million or more and have an average daily trading volume of at least $3 million. These requirements are generally considered by the Adviser to be adequate to support normal purchase and sale activity without materially affecting prevailing market prices of the issuer's shares. The Adviser also analyzes key financial ratios that measure the growth, profitability and leverage of such issuers that it believes will help maintain a portfolio of above-average quality.

Stocks are selected from this universe based on the Adviser's judgment of their total return potential. The Adviser buys stocks that it believes are undervalued relative to the overall stock market. The principal factor considered by the Adviser in making these determinations is the ratio of a stock's price to earnings relative to corresponding ratios of other stocks in the same industry or economic sector. The Adviser believes that companies with lower price-to-earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. The Adviser will attempt to temper risk by broad diversification among economic sectors and industries. Through this strategy, the Fund pursues above-average returns while seeking to avoid above-average risks.


The Fund invests under normal market conditions at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stock, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its assets in foreign securities. The Fund also may hold up to 20% of its total assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), and investment grade securities of domestic companies. Obligations with the lowest investment grade rating (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


NATIONS EQUITY INCOME FUND: The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than provided by the stocks in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")1 with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market (S&P 500 Index) on a comparable risk basis.


New purchases for the Fund will generally be made in equity securities that:
(Bullet) are income producing;
(Bullet) appear undervalued relative to the S&P 500 Index on a risk adjusted basis; and
(Bullet) have favorable trends in personal stock ownership by the underlying company's officers and/or directors.

To achieve its objective, the Fund, under normal circumstances, will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (I.E., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The securities held by the Fund generally will be listed on a national exchange or, if not so listed, will usually have an established over-the-counter market.

In order to further enhance its income, the Fund also may invest its assets in fixed income securities (corporate and government bonds of various maturities), preferred stocks and warrants. The Fund may invest in debt securities that are considered investment grade (E.G. securities rated in one of the top four investment categories by S&P or Moody's, or if not rated, are of equivalent investment quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories (E.G., rated "BBB" by S&P) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. The Fund also may invest up to 5% of its assets in debt securities that are rated below investment grade (E.G. rated "BB" by S&P), or if not rated, are of equivalent investment quality as determined by the Adviser. Non-investment grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds." They tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. The Fund will invest in such high-yield debt securities only when the Adviser believes that the issue presents minimal credit risk. For a description of corporate debt ratings, see "Appendix B." Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 20% of its total assets in foreign securities. The Fund will treat foreign securities as illiquid unless there is an active and substantial secondary market for such securities.


(1) "Standard & Poor's 500" is a
    registered service mark of
    Standard & Poor's Corporation.

The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

NATIONS CAPITAL GROWTH FUND: The investment philosophy of the Fund is based on the belief that companies with superior growth characteristics selling at reasonable prices will, over time, outperform the market. Therefore, the Fund will generally seek to invest in larger capitalization, high-quality companies which possess above-average earnings growth potential.

The Fund's equity investments will generally be made in companies which share some of the following characteristics:

(Bullet) above-average earnings growth relative to the S&P 500 Index; (Bullet) established operating histories, strong balance sheets and favorable financial characteristics; and
(Bullet) above-average return on equity relative to the S&P 500 Index.

In addition, the Fund's investment program enables it to invest in the following types of companies:

(Bullet) companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;
(Bullet) companies that own or develop natural resources, such as energy exploration companies;
(Bullet) companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunication companies;
(Bullet) foreign companies, including those in countries with more rapid economic growth than the U.S.;
(Bullet) companies whose earnings growth is projected at a pace in excess of the average company (I.E., growth companies); and (Bullet) companies whose earnings are temporarily depressed and are currently out of favor with most investors.

Through intensive research, visits to many companies each year, and efficient response to changing market conditions, the Adviser seeks to make the most of the Fund's flexible charter.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


NATIONS EMERGING GROWTH FUND: The Fund will invest in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and securities convertible into common stocks, selected from a universe of emerging growth companies monitored by the Adviser. Most of the companies will have revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The universe focuses on companies with above-average earnings growth rates and profit margins, yet the portfolio may include positions of special situation companies whose growth is expected to accelerate. These companies are believed to offer significant opportunities for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.



In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, innovative products, marketing expertise, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.



Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.



The volatility of emerging growth stocks is greater than that of larger companies. Many of these stocks trade over-the-counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 100 companies which represent a broad range of industries and sectors, both in the United States and abroad. Although the Fund invests primarily in securities of U.S. issuers, it may invest up to 20% of its total assets in foreign securities.



NATIONS DISCIPLINED EQUITY FUND: The investment philosophy of the Fund is based on the premise that companies with positive earnings trends also should experience positive trends in their share price. Based on this philosophy, the Fund invests primarily in the common stocks of companies that the Adviser believes are likely to experience significant increases in earnings. By pursuing this investment philosophy, the Fund seeks to provide investors with long-term capital appreciation which exceeds that of the S&P 500 Index.



In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. The quantitative analysis also includes ranking the attractiveness of equity securities according to a multi-factor valuation model. Both value and growth factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while growth characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. The objective is to maintain a broadly diversified portfolio which ranks in the top quartile on earnings momentum and in the top third on valuation. This approach generally produces a dividend yield less than the market average. Although this Fund seeks to invest in attractively priced securities with increasing earnings, its investment objective focuses on long-term capital appreciation; income is not an objective of this Fund.



Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. With respect to the remainder of the Fund's assets, the Fund may invest in a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund will invest primarily in medium- and large-sized companies (I.E. companies with market capitalizations of $500 million or greater) that are determined to have favorable price/earnings ratios. The Fund also may invest in securities issued by companies with market capitalizations of less than $500 million. The volatility of small-capitalization stocks is typically greater than that of larger companies. To help reduce risk, the Fund will invest in the securities of companies representing a broad range of industries and economic sectors.



The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (E.G. securities rated in one of the top four investment categories by a nationally recognized statistical rat-ing organization or, if not rated, are of equivalent quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.



The Fund may invest up to 20% of its total assets in foreign securities. For temporary defensive purposes if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments, money market instruments and repurchase agreements.



NATIONS SMALL COMPANY GROWTH FUND: In pursuing its investment objective, the Fund will invest at least 65% of its total assets in equity securities, including securities convertible into equity securities, under normal circumstances. In addition, the Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less.



In making investment decisions for the Fund, the Adviser, on a quarterly basis, classifies approximately 6,000 companies by market value and eliminates the largest 20%. The remaining companies constitute the Fund's small-capitalization universe and generally represent only one-tenth of the aggregate U.S. equity market capitalization. Due to the large number of small stocks to choose from, the Adviser's selection process uses advanced quantitative techniques to identify, buy and sell candidates in a timely and objective manner. The strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market value due to business difficulties, but which now exhibit improving prospects; and (ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.



The Adviser's internally designed investment approach uses a sophisticated valuation process which measures changes in current earnings estimates and longer-term growth trends, compares recent earnings results with market expectations, and evaluates a company's earnings power relative to its stock price. Companies become purchase candidates based upon a composite ranking of these factors, and the top 20% are further evaluated on additional criteria. Candidates for investment must also possess a sound financial structure and demonstrate consistent factor rankings before being added to the Fund's portfolio.



The Fund's weighted median capitalization generally is not expected to exceed 125% of the weighted median capitalization of the Russell 2000 Small Stock Index (the "Russell 2000") as measured on a quarterly basis, although this may vary from time to time. Furthermore, a stock may be sold if the composite rank falls into the bottom 20% of the universe, financial quality weakens significantly, or if individual factors demonstrate patterns of deterioration.



The Fund may invest up to 35% of its total assets in securities of issuers with a market capitalization greater than $1 billion and in debt securities. However, the Fund will not invest more than 10% of its total assets in debt securities, unless the Fund assumes a temporary defensive position as discussed below. Debt securities, if any, purchased by the Fund will be rated AA or above by S&P or Aa or above by Moody's or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, the U.S. and foreign governments and international organizations (such as the World
Bank), and money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending and repurchase agreements.

The Fund currently intends to limit any investment in foreign securities to 5% of total assets.



NATIONS INTERNATIONAL EQUITY FUND: The Fund intends to diversify investments broadly among countries and normally to invest in securities representing at least three different countries. The Fund may invest in companies in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in companies in one or two countries.



In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks; bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.



The Fund also may invest in American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers, securities of foreign investment funds or trusts and real estate investment trust securities. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.



NATIONS INTERNATIONAL GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in foreign equity securities listed on major exchanges, consisting of common stocks, preferred stocks, convertible securities, such as warrants, rights and convertible debt. The Fund may purchase the stock of small-, mid-and large-capitalization companies.



The Fund may invest up to 35% of its total assets in securities of issuers domiciled in developing countries. These countries are generally located in Eastern Europe, the Asia-Pacific region, Latin and South America, Africa and, subject to approval by the Board of Directors, the former Soviet Union and the Middle East. Debt securities, if any, purchased by the Fund will be rated in the top two categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations (such as the International Bank for Reconstruction and Development (the "World Bank")), and money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund also may invest in ADRs, GDRs, EDRs, and ADSs. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.



NATIONS EMERGING MARKETS FUND: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in equity securities of companies in emerging markets.



The Fund considers countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the World Bank; and (iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.



A company will be considered in a country, market or region if it conducts its principal business activities in the country, market or region. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its assets situated in such country, market or region.



Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, GDRs, EDRs, and ADSs of such issuers.



The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.



The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.



For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.



NATIONS PACIFIC GROWTH FUND: The Fund seeks to achieve its objective by investing primarily in securities of issuers in the regions known as the Pacific Basin and the Far East. An issuer will be considered in a region if it conducts its principal business activities in the region. An issuer will be considered to conduct its principal business activities in a region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such region or has at least 50% of its assets situated in such region. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers in Japan.



The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.



In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.



The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.



The Fund may invest in ADRs, GDRs, EDRs and ADSs. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.



GENERAL: Each Equity Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. Each Equity Fund may lend its portfolio securities to qualified institutional investors and also may invest in repurchase agreements, restricted, private placement and other illiquid securities. Each Equity Fund may invest in real estate investment trust securities and may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies. Nations International Equity Fund, Nations International Growth Fund, Nations Pacific Growth Fund and Nations Emerging Markets Fund may invest in forward foreign exchange contracts.



INDEX FUNDS:



NATIONS MANAGED INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the S&P 500 Index over time.



The initial stock universe considered by the Adviser is the S&P 500 Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration view a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 300 to 400 holdings that capture the overall investment characteristics of the S&P 500 Index.



Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event at least 80% of its total assets, in common stocks which are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



NATIONS MANAGED SMALLCAP INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the Standard & Poor's SmallCap 600 Index (the "S&P 600 Index")2. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the Index over time.



From the initial S&P 600 Index stock universe the Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of approximately 400-500 holdings that capture the investment characteristics of the S&P 600 Index.



Under normal conditions, substantially all of the Fund's assets, and, in any event at least 80% of its total assets, will be invested in common stocks which are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



NATIONS MANAGED VALUE INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P 500 BARRA/Value Index ("S&P/BARRA Value Index"). The S&P/BARRA Value Index is a subset of the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 com-

(2) "Standard & Poor's SmallCap 600"
    is a registered service mark of
    S&P.

mon stocks chosen for market size, liquidity and industry group representation. The S&P/BARRA Value Index is a market capitalization weighted index consisting of approximately 340 common stocks selected from the S&P 500 Index on the basis of a higher than average price-to-book ratio. Because of their higher than average price-to-book ratios, stocks in the S&P/BARRA Value Index, on average, typically exhibit higher yields than stocks in the S&P 500 Index. Historically, stocks in the S&P/BARRA Value Index, on average, have exhibited less short-term volatility than stocks in the S&P 500 Index.



S&P constructs in the S&P/BARRA Value Index semi-annually by ranking all common stocks included in the S&P 500 Index by their price-to-book ratios. The resulting list is then divided in half by market capitalization. Stocks in the half of the list that have higher price-to-book ratios are included in the S&P/BARRA Value Index.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity value index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA Value Index while reducing the downside risk of underperforming the S&P/BARRA Value Index over time.



The initial stock universe considered by the Adviser is the S&P/BARRA Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to lenders in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 100 to 200 holdings that capture the overall investment characteristics of the S&P/BARRA Value Index.



Under normal conditions, the Adviser will invest at least 80% of its total assets, in common stocks which are included in the S&P/BARRA Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



NATIONS MANAGED SMALLCAP VALUE INDEX FUND: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P SmallCap 600 BARRA/Value Index ("S&P/BARRA SmallCap Value Index"). The S&P/BARRA SmallCap Value Index is a subset of the S&P 600 Index. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance. The S&P/BARRA SmallCap Value Index is a market capitalization weighted index consisting of approximately 375 companies selected from the S&P 600 Index on the basis of price-to-book ratios. Those companies with lower price-to-book ratios make up the S&P/BARRA SmallCap Value Index. The S&P/BARRA SmallCap Value Index is rebalanced semi-annually to reflect changes in the S&P 600 Index.



Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser, believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA SmallCap Value Index while reducing the downside risk of underperforming the S&P/BARRA SmallCap Value Index over time.

The initial stock universe considered by the Adviser is the S&P/BARRA SmallCap Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 200 to 300 holdings that capture the overall investment characteristics of the S&P/BARRA SmallCap Value Index.



Under normal conditions, the Adviser will invest at least 80% of its total assets in common stocks which are included in the S&P/BARRA SmallCap Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates or deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.



ABOUT THE INDEXES: The S&P 500 Index is composed of 500 common stocks, which are chosen by S&P on a statistical basis to be included in the Index. The S&P SmallCap 600 Index is composed of 600 domestic stocks, which are chosen by S&P based on, among other things, market size, liquidity and industry group representation. The S&P SmallCap 600 Index is designed to be a benchmark of small capitalization stock performance. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.



The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index (collectively, the "BARRA Value Indexes") are constructed by dividing the stocks in the S&P 500 Index and the S&P 600 Index, respectively, according to a single attribute: price-to-book ratios. The BARRA Value Indexes are capitalization-weighted, meaning that each stock is weighted in the approximate index in proportion to its market value. Additionally, price-to-book ratios tend to be more stable over time than alternative measures such as price-to-earnings ratios, historical earnings growth rates, or return on equity. This results in indexes with relatively low turnover. Generally, the companies in the BARRA Value Indexes also exhibit characteristics associated with "value" stocks: lower price-to-earnings ratios, higher dividend yields, and lower historical and predicted earnings growth than the S&P 500 Index or the S&P 600 Index, respectively.



The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index are relatively concentrated. The S&P/BARRA Value Index tends to be more heavily concentrated in the Energy, Utility, and Financial sectors than the S&P 500 Index. Additionally, the S&P/BARRA SmallCap Value Index tends to be more heavily concentrated in the Utility and Financial sectors than the S&P 600 Index.



The inclusion of a stock in the S&P 500 Index, the S&P 600 Index, the S&P/BARRA Value Index or the S&P/BARRA SmallCap Value Index in no way implies that S&P or BARRA believes the stock to be an attractive investment. The Indexes are determined, composed and calculated by S&P and BARRA without regard to the Funds. Neither S&P or BARRA is a sponsor of, or in any way affiliated with, the Funds, and neither S&P or BARRA makes any representation or warranty, expressed or implied, on the advisability of investing in the Funds or as to the advisability of investing in the Funds or as to the ability of the Indexes to track general stock market performance. S&P and BARRA disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein.



GENERAL: Each Index Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. Each Fund may lend its portfolio securities to qualified institutional investors and also may invest in repurchase agreements, restricted, private placement and other illiquid securities. In addition, the Funds may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies.



In addition, when consistent with the Fund's respective investment objective, each of the Funds will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the portfolio construction process discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.



Equity mutual funds, like other investors in equity securities, incur transaction (brokerage) costs in connection with the purchase and sale of portfolio securities. For some funds, these costs can have a material negative impact on performance. With respect to the Index Funds, the Adviser will attempt to minimize these transaction costs by utilizing program trades and computerized exchanges called "crossing networks" which allow institutions to execute trades at the mid-point of the bid/ask spread and at a reduced commission rate.



For more information concerning these and other investments in which the Funds may invest and their investment practices, see "Appendix A."



BOND FUND:



NATIONS GLOBAL GOVERNMENT INCOME FUND: In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.



The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund" below. Because the Fund intends to invest a large portion of its assets in foreign Government Securities, the Fund is a "non-diversified" investment company for purposes of the 1940 Act. The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency.



The Fund is managed in accordance with an overall global investment strategy which means that Fund investments are allocated among securities denominated in U.S. dollars and the currencies of a number of foreign countries. The Fund's exposure to various countries and currencies will vary in accordance with the Adviser's assessment of the relative yield and appreciation of such securities. Fundamental economic strength, credit quality and interest rate trends are the principal factors considered by the Adviser in determining whether to increase or decrease the emphasis placed upon a particular country or particular type of security within the Fund's investment portfolio.



Under normal market conditions, the Fund intends to invest primarily in securities rated "A" or better at the time of purchase by Moody's or S&P and unrated securities that, at the time of purchase, will be determined to be of comparable quality by the Adviser. The Fund also may invest in securities rated "Baa" by Moody's or "BBB" by S&P, but does not, as a general matter, intend to invest more than 10% of its total assets in such securities. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such event in determining whether the Fund should continue to hold the obligation. In no event will the Fund hold more than 5% of its total net assets in securities rated below investment grade. See "Appendix B" below for a description of these rating designations. The Adviser expects that the Fund's dollar-weighted average maturity will not be greater than 15 years under normal market conditions.
Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.



For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.



NATIONS SHORT-TERM MUNICIPAL INCOME FUND, NATIONS INTERMEDIATE MUNICIPAL BOND FUND AND NATIONS MUNICIPAL INCOME FUND: In pursuing their objectives, the Funds will invest at least 80% of their total net assets in investment grade obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities, and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from Federal income tax ("Municipal Securities"). To the extent consistent with the Funds' investment approach described in this Prospectus, the Funds are managed to seek capital appreciation and minimize capital losses due to interest rate movements.


Under normal market conditions, the average dollar-weighted maturity and duration of each of the Funds' portfolios are expected to be as follows: Nations Municipal Income Fund -- average dollar-weighted maturity greater than 10 years and duration between 7.5 and 9.5 years; Nations Intermediate Municipal Bond
Fund -- average dollar-weighted maturity between three and 10 years and duration between five and six years; Nations Short-Term Municipal Income Fund -- average dollar-weighted maturity less than three years and duration between 1.25 and
2.75 years.


Municipal securities will be rated investment grade at the time of purchase by at least one of the following NRSROs: S&P, Moody's, D&P, Fitch, IBCA, or BankWatch or, if unrated, determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired by a Fund. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weak-
ened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation. See "Appendix B" for a description of these rating designations.


During temporary defensive periods, the Funds may invest in short-term taxable and non-taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Taxable obligations that may be acquired by a Fund include repurchase agreements and short-term debt securities. Under normal market conditions, each Fund's investments in taxable obligations and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not exceed 20% of its total net assets at the time of purchase. The Funds may hold uninvested cash reserves pending investment or during defensive periods.



STATE INTERMEDIATE MUNICIPAL BOND FUNDS AND STATE MUNICIPAL BOND FUNDS: Under normal market conditions, at least 80% of the total net assets of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will be invested in Municipal Securities. In addition, at least 80% of each Fund's total net assets will be invested in debt instruments, issued by or on behalf of the pertinent state and its political subdivisions, agencies, instrumentalities and authorities.



Under normal market conditions, the average dollar-weighted maturity and duration of each of the State Intermediate Municipal Bond Funds and State Municipal Bond Funds are expected to be as follows: State Intermediate Municipal Bond Funds -- average dollar-weighted maturity between three and 10 years and duration between five and six years; State Municipal Bond Funds -- average dollar-weighted maturity greater than 10 years and duration between 7.5 and 9.5 years.


Each of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds operates as a non-diversified fund (except to the extent diversification is required for Federal income tax purposes).


Dividends paid by each of these Funds which are derived from interest attributable to tax-exempt obligations of the pertinent state and that state's political subdivisions, agencies, instrumentalities and authorities, as well as certain other governmental issuers such as Puerto Rico, will be exempt from regular Federal income tax and (with the exception of Texas and Florida) the income tax of the pertinent state. Texas and Florida do not impose a state income tax; however, Florida imposes a state intangibles tax. Dividends derived from interest on obligations of other governmental issuers will be exempt from regular Federal income tax, but generally will be subject to state income tax (with the exception of Texas and Florida). (See "How Dividends And Distributions Are Made; Tax Information.") During normal market conditions and as a matter of fundamental investment policy, each of these Funds will invest at least 80% of its total net assets in obligations the interest on which will be exempt from regular Federal income tax and (with the exception of Texas and Florida) the income tax of the pertinent state.


Municipal Securities acquired by the Funds will be rated investment grade at the time of purchase by at least one NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired by the Funds. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation. See

"Appendix B" below for a description of these rating designations.


During temporary defensive periods, the Funds may invest in short-term taxable and non-taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Taxable obligations that may be acquired by the Funds include repurchase agreements and short-term debt securities. Under normal market conditions, each Fund's investments in taxable obligations and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not exceed 20% of its total net assets at the time of purchase.
GENERAL: Each of the Bond Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures and options thereon approved by the CFTC for market exposure risk management. Each Fund also may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies.



The Funds also may invest in instruments issued by certain trusts, or partnerships including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such trusts and partnerships.
Certain securities that have variable or floating interest rates or demand, put or prepayment features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Funds.


For more information concerning these and other investments in which the Funds may invest and the Funds' investment practices, see "Appendix A."


PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. For the Funds' portfolio turnover rates, except for Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund, see "Financial Highlights." While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate for each of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund will not exceed 25%. With respect to Nations International Growth Fund, it is expected that under normal market conditions, the annual portfolio turnover rate will not exceed 100%.



RISK CONSIDERATIONS: Investments by a Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that the Funds hold, like the broader stock market, may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue.


The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Since each of the State Intermediate Municipal Bond Funds and State Munici-pal Bond Funds invests primarily in securities issued by entities located in a single state, such Funds are more susceptible to changes in value due to political or economic changes affecting that state or its subdivisions.

Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with a Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."


Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.



SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE NATIONS INTERNATIONAL EQUITY FUND, NATIONS INTERNATIONAL GROWTH FUND, NATIONS EMERGING MARKETS FUND, NATIONS PACIFIC GROWTH FUND AND NATIONS GLOBAL GOVERNMENT INCOME
FUND: Investors should understand and consider carefully the special risks involved in foreign investing. In addition, each Fund presents unique risks of which investors should be aware.



Investors in Nations International Equity Fund should be aware that the Fund may, from time to time, invest up to 5% of its total assets in securities of companies located in Eastern Europe. Economic and political reforms in this region are still in their infancy. As a result, investment in such countries would be highly speculative and could result in losses to the Fund and, thus, to its shareholders.



Investors in Nations Pacific Growth Fund should understand and consider carefully the special risks involved in investing in the Pacific Basin and Far East. Countries in the Pacific Basin and Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties.



The same is true, but even more so, for the emerging market countries in which Nations Emerging Markets Fund invests. Although the Fund believes that its investments present the possibility for significant growth over the long term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid.



The above risk considerations are also relevant to an investment in Nations International Growth Fund.



Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness. In general, bond prices rise when interest rates fall, and vice versa.



Moreover, for each of the Funds, investing in securities denominated in foreign currencies and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunities and risks not typically associated with investing in U.S. dollar-denominated secur-ities. Additionally, changes in the value of foreign currencies can significantly affect a Fund's share price. General economic and political factors in the various world markets also can impact a Fund's share price.



The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also higher than the typical domestic equity mutual fund.



Risks unique to international investing include: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; (7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries. See "Appendix A" for additional discussion of the risks associated with an investment in the Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.



SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE INDEX FUNDS: The techniques employed by the Adviser to seek to manage capital gain distributions will generally only have the effect of deferring the realization of capital gains. For example, to the extent that the capital gains recognized on a sale of portfolio securities arise from the sale of specifically-identified securities with higher tax bases, subsequent sales of the same portfolio securities will be calculated by reference to the lower tax basis securities that remain in the portfolio. Under this scenario, an investor who purchases shares of a Fund after the first sale could receive capital gain distributions that are higher than the distributions that would have been received if this methodology had not been used. Therefore, certain investors actually could be disadvantaged by the techniques employed by the Fund to seek to manage capital gain distributions, depending on the timing of their purchase of Fund shares. Even if there are no subsequent sales, upon a redemption or exchange of Fund shares an investor will have to recognize gain to the extent that the net asset value of Fund shares at such time exceeds such investor's tax basis in his or her Fund shares.



The various techniques employed by the Funds to manage capital gain distributions may result in the accumulation of substantial unrealized gains in the Funds' portfolios. Moreover, the realization of capital gains is not entirely within a Fund's control because it is at least partly dependent on shareholder purchase and redemption activity. Capital gain distributions may vary considerably from year to year.



Furthermore, the U.S. Treasury has proposed legislation which would require holders of substantially identical securities to determine their tax basis using the average cost of all of their holdings in such securities. If enacted, the legislation would prevent the Funds from specifically identifying each lot of shares that they hold and from selling first those specific shares with the highest tax basis. Thus, the legislation would restrict the Funds' ability to manage capital gains.



INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.


Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and tax-exempt securities issued by state or municipal governments and their political subdivisions are not considered members of any industry.)

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.


3. Nations Tax Exempt Fund, Nations Value Fund, Nations Equity Income Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Small Company Growth Fund, Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Intermediate Municipal Bond Fund, Nations Municipal Income Fund and Nations Short-Term Municipal Income Fund may not:



Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.



Nations Global Government Income Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds may not:



Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.



Nations International Growth Fund may borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while the Fund has borrowings outstanding in an amount exceeding 5% of its total assets.



In addition, as a matter of non-fundamental policy, Nations Tax Exempt Fund may not purchase any securities other than obligations the interest on which is exempt from Federal income tax and stand-by commitments with respect to such obligations.



Also, as a matter of fundamental policy, except during defensive periods, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will invest at least 80% of their respective total net assets in Municipal Securities the interest on which is exempt from Federal income taxes and the pertinent state's income taxes (with the exception of Texas and Florida). Similarly, as a matter of fundamental policy, except during defensive periods, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund will invest at least 80% of their respective total net assets in Municipal Securities the interest on which is exempt from Federal income tax. For purposes of these fundamental policies, private activity bonds are included in the term "Municipal Securities" only if the interest paid thereon is exempt from Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.



Nations Small Company Growth Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.



The investment objective and policies of each Fund, unless otherwise specified, are non-fundamental and may be changed without shareholder approval. Shareholders of Nations Small Company Growth Fund and Nations International Growth Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current positions and needs.



In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.



   How Performance Is Shown



MONEY MARKET FUND: From time to time the Money Market Fund may advertise the yield, effective and tax-equivalent yield on a class of shares. YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of a class of shares in the Fund refers to the income generated by an investment in such class over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of each class of shares in the Fund shows the level of taxable yield needed to produce an after-tax equivalent to such class's tax-free yield. This is done by increasing the class's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate.


NON-MONEY MARKET FUNDS: From time to time the Non-Money Market Funds may advertise the total return and yield on a class of shares. Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds also may advertise the tax-equivalent yield of a class of shares. TOTAL RETURN, YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Non-Money Market Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.

"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period.

The "tax-equivalent yield" of Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds also may be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the Fund's tax-free yield. This is done by increasing the Fund's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate.


Set forth below is certain performance data for the Enhanced Equity Index Common Trust Fund and Enhanced SmallCap Equity Index Common Trust Fund (the "CTFs"), each of which is currently managed on behalf of NationsBank by TradeStreet. (Prior to the formation of TradeStreet in 1995, the CTFs were managed solely by NationsBank.) The performance data for the CTFs is deemed relevant because the Enhanced Equity Index and Enhanced SmallCap Equity Index Common Trust Funds have investment objectives and policies that are substantially similar to those of Nations Managed Index Fund and Nations Managed SmallCap Index Fund, respectively. Moreover, the portfolio manager of TradeStreet (who currently manages the CTFs and the Funds) employs the same quantitative investment process for the Funds that has, and continues to be, utilized for the CTFs. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE OF THE CTFS AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF THE CTFS OR THE FUNDS.



AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS INDICATED THROUGH

MARCH 31, 1997
                                                        Since
                     One        Three        Five     Inception
                     Year        Year        Year     (12/31/88)**
Enhanced Equity
  Index Common
  Trust Fund*       19.98%      22.31%      16.08%      16.52%
S&P 500 Index       19.77%      22.28%      16.39%      16.28%
Lipper S&P 500
  Index Funds
  Average***        19.19%      21.73%      15.89%      15.66%



ANNUAL TOTAL RETURNS



                     Enhanced                   Lipper S&P
                   Equity Index                 500 Index
                   Common Trust      S&P          Funds
Year                  Fund*       500 Index     Average***
1989                  34.12%        31.55%        30.58%
1990                  -1.52%        -3.15%        -3.57%
1991                  31.72%        30.56%        29.65%
1992                   5.52%         7.64%         7.12%
1993                  10.47%         9.99%         9.52%
1994                   0.69%         1.31%         0.90%
1995                  37.66%        37.45%        36.82%
1996                  23.62%        23.08%        22.30%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997



                                                 Since
                                               Inception
                                  One Year     (10/1/95)
Enhanced Small Cap Equity
  Index Common Trust Fund*         11.76%        11.68%
S&P 600 Index                      8.39%         9.83%



 * The total returns above reflect the deduction of 0.50% of fees and expenses per annum. The CTFs are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the CTFs.



 ** Prior to 12/31/88 the Enhanced Equity Index Common Trust Fund was managed with a different objective and policies and therefore performance prior thereto is not included in the prior performance calculations.



*** The Lipper S&P Index Funds Average represents the average performance of mutual funds with similar objectives monitored by Lipper Analytical Services, Inc. during the periods shown.



Set forth below is certain performance data for the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite, reflecting the performance of private accounts, including U.K. authorized unit trusts, managed by Gartmore plc, as defined below. The performance data for these accounts is deemed relevant because the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite have investment objectives, policies and restrictions that are substan-tially similar to those of Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. There is substantial continuity between the portfolio managers of Gartmore plc who were responsible for managing those accounts and the portfolio managers of Gartmore who are responsible for managing Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF GARTMORE OR THE FUNDS.


PACIFIC EX-JAPAN COMPOSITE


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*

                     One Year       Two Years     Three Years    Four Years
Pacific Ex-Japan
 Composite               3.95%          8.44%          7.79%         17.11%
Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Index (diamond)   -2.44%          8.58%          7.08%         15.62%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*

                                                                Since
                                                              Inception
                    Five Years    Six Years    Seven Years     (1/1/88)
Pacific Ex-Japan
 Composite              18.84%        18.08%        14.79%        20.42%
Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Index (diamond)   16.69%        16.61%        15.77%        19.02%



ANNUAL TOTAL RETURNS*



                                            Morgan Stanley
                                               Capital
                                            International
                           Pacific        Combined Far East
                           Ex-Japan           (Ex-Japan)
                          Composite          Free Index (diamond)
1988                           11.9%               30.0%
1989                          58.40%               32.1%
1990                            0.0%               -6.5%
1991                           22.1%               31.0%
1992                           22.9%               21.8%
1993                          110.0%              103.4%
1994                          -13.9%              -17.5%
1995                            4.0%                8.8%
1996                           13.5                11.1



 * The average annual total returns and annual total returns are net of fees. The fees for these accounts were 1% per annum until September 30, 1988, and 1.5% per annum thereafter. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



(diamond) The Morgan Stanley Capital International Combined Far East (Ex-Japan)
          Free Index is a capitalization-weighted index that tracks 7 countries and represents only those securities that are available for investment by international investors; many issues are still restricted to domestic investors in certain Pacific Basin countries.



EMERGING MARKETS COMPOSITE



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*



                                                                 Four Years
                                                                   Since
                                                                 Inception
                     One Year       Two Years     Three Years      1/1/93
Emerging Markets
 Composite               16.2%          11.1%          -1.8%          10.2%
IFC Investables
 Index (diamond)         11.4%          13.4%           3.1%         13.39%

ANNUAL TOTAL RETURNS*
                           Emerging
                            Markets          IFC Investables
                           Composite             Index (diamond)
1993                           76.5%                79.6%
1994                          -19.0%               -12.0%
1995                          -11.3%                -8.5%
1996                           13.0%                 9.4%



 * The average annual total returns and annual total returns have been calculated since inception (1/1/93) and are net of fees. The fees for these accounts were 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



(diamond) The IFC Investables Index includes over 1,100 stocks representing 27 stock markets in developing countries, and reflects the accessibility of markets and individual stocks for foreign ownership.


GLOBAL GOVERNMENT BOND
EX-U.K. COMPOSITE



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*

                    One Year           Two Years          Three Years
Global
 Government
 Bond
 Ex-U.K.
 Composite**            -1.2%               4.4%                6.1%
J.P. Morgan
 Global
 Government
 Bonds Index (diamond)   1.0%               3.9%                6.5%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997*



                                                                Since
                                                              Inception
                       Four Years          Five Years          10/1/90
Global Government
 Bond Ex-U.K.
 Composite**                6.2%                8.4%             10.31%
J.P. Morgan
 Global
 Government Bonds
 Index (diamond)            6.5%                7.9%              8.97%



ANNUAL TOTAL RETURNS*



                            Global             J.P. Morgan
                          Government             Global
                         Bond Ex-U.K.          Government
                           Composite          Bonds Index (diamond)
1991                           20.8%                16.0%
1992                            4.8%                 5.2%
1993                           15.0%                11.6%
1994                           -0.9%                 1.5%
1995                           22.8%                19.6%
1996                            0.6%                 3.5%



 * The average annual total returns and annual total returns have been calculated since inception (10/1/90) and are net of fees. The fees on these accounts varied by contractual agreement and have been assumed to be 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



** The accounts of the Global Government Bond Ex-U.K. Composite do not invest in securities of U.K. issuers, which are permissible investments for Nations Global Government Income Fund. However, inclusion of such securities, to the extent of their representation in the J.P. Morgan Global Government Bond Index, would not have materially affected their total returns.



(diamond) The J.P. Morgan Global Government Bonds Index is a capitalization-weighted index that tracks government bonds issued in 13 countries located in the United States, Europe and the Far East.

Set forth below is the average annual total return and annual total return for Nations International Equity Fund for the periods ending March 31, 1997:



NATIONS INTERNATIONAL
EQUITY FUND



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH
MARCH 31, 1997

                                                                 Since
                                                               Inception
                  One Year      Three Years    Five Years     on 12/2/91
Nations
 International
 Equity Fund          1.32%          6.23%          8.24%          7.10%
Morgan Stanley
 Capital
 International
 EAFE Index (diamond) 1.46%          6.53%         10.57%          6.01%



ANNUAL TOTAL RETURNS
                                              Morgan Stanley
                              Nations             Capital
                           International       International
                            Equity Fund         EAFE Index (diamond)
1992                              -8.6%             -12.2%
1993                             27.21%              32.6%
1994                               2.6%               7.8%
1995                               8.5%              11.2%
1996                               8.5%               6.1%



(diamond) The Morgan Stanley Capital International EAFE Index represents an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia and the Far East.



Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and such Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.



In addition to Investor A Shares, the Money Market Funds offer Primary A Shares, Primary B Shares, Investor B Shares, Investor C Shares and Daily Shares. In addition to Investor A Shares, the Non-Money Market Funds offer Primary A Shares, Primary B Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees, and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Institution, as defined below or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


   How The Funds Are Managed


The business and affairs of each of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios are managed under the direction of their Board of Trustees and Boards of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc.'s and Nations Portfolios' SAIs contain the names of and general background information concerning each Director of Nations Fund, Inc. and Nations Portfolios.


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Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.



INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.



TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to all of the Funds except for those Funds listed below, for which Gartmore serves as investment sub-adviser. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund pursuant to a sub-advisory agreement. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a UK company which is the holding company for a leading UK-based international fund management group of companies, National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore Investment Management plc.



Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. With respect to the Non-Money Market Funds and Nations Tax Exempt Fund, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.



For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .40% of the average daily net assets of Nations Tax Exempt Fund; 1.00% of the average daily net assets of Nations Small Company Growth Fund; .50% of the average daily net assets of each of the Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and the State Intermediate Municipal Bond Funds; .60% of the average daily net assets of each of the Nations Municipal Income Fund and the State Municipal Bond Funds; .75% of the average daily net assets of each of Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, and Nations Disciplined Equity Fund; .50% of the average daily net assets of Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Value Index Fund, and Nations Managed SmallCap Value Index Fund; .75% of the first $100 million of Nations Equity Income Fund's average daily net assets, plus .70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus
 .60% of the Fund's average daily net assets in excess of $250 million; .90% of the average daily net assets of Nations International Equity Fund, Nations International Growth Fund and Nations Pacific Growth Fund; 1.10% of the average daily net assets of Nations Emerging Markets Fund; and .70% of the average daily net assets of Nations Global Government Income Fund.



For the services provided pursuant to sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of:
 .055% of Nations Tax Exempt Fund's average daily net assets; .20% of Nations Equity Income Fund's average daily net assets; .10% of the average daily net assets of Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund;
 .25% of Nations Value Fund's, Nations Capital Growth Fund's, Nations Emerging Growth Fund's and Nations Disciplined Equity Fund's average daily net assets;
 .15% of Nations Small Company Growth Fund; and .07% of Nations Municipal Income Fund's, Nations Short-Term Municipal Income Fund's, Nations Intermediate Municipal Bond Fund's, Nations Florida Municipal Bond Fund's, Nations Georgia Municipal Bond Fund's, Nations Maryland Municipal Bond Fund's, Nations North Carolina Municipal Bond Fund's, Nations South Carolina Municipal Bond Fund's, Nations Tennessee Municipal Bond Fund's, Nations Texas Municipal Bond Fund's, Nations Virginia Municipal Bond Fund's, Nations Florida Intermediate Municipal Bond Fund's, Nations Georgia Intermediate Municipal Bond Fund's, Nations Maryland Intermediate Municipal Bond Fund's, Nations North Carolina Intermediate Municipal Bond Fund's, Nations South Carolina Intermediate Municipal Bond Fund's, Nations Tennessee Intermediate Municipal Bond Fund's, Nations Texas Intermediate Municipal Bond Fund's and Nations Virginia Intermediate Municipal Bond Fund's average daily net assets.



For services provided pursuant to a sub-advisory agreement, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rate of .70% of Nations International Equity Fund's average daily net assets; .85% of Nations Emerging Markets Fund's average daily net assets; .70% of Nations Pacific Growth Fund's average daily net assets and .54% of Nations Global Government Income Fund's average daily net assets. For services provided and expenses assumed, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rate of .40% of Nations International Growth Fund's average daily net assets up to and including $325,000,000 in assets and .25% on assets in excess of $325,000,000. As of the date of this Prospectus, the Board of Directors has approved, and recommended to shareholders that they approve, an increase in the fees to be paid by NBAI to Gartmore to .70% of Nations International Growth Fund's average daily net assets. This increase will be implemented as soon as practicable following receipt of shareholder approval.



From time to time, NBAI (and/or TradeStreet, or Gartmore) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees or expenses payable by a Fund.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Tax Exempt Fund -- .15%, Nations Value Fund -- .75%, Nations Capital Growth Fund -- .75%, Nations Emerging Growth Fund -- .75%, Nations Disciplined Equity Fund -- .75%, Nations Managed Index Fund -- .06%, Nations Managed SmallCap Index Fund -- .00%, Nations Municipal Income Fund -- .29%, Nations Short-Term Municipal Income Fund -- .06%, Nations Intermediate Municipal Bond Fund -- .19%, Nations Florida Intermediate Municipal Bond Fund -- .19%, Nations Georgia Intermediate Municipal Bond Fund -- .20%, Nations Maryland Intermediate Municipal Bond Fund -- .22%, Nations North Carolina Intermediate Municipal Bond Fund -- .18%, Nations South Carolina Intermediate Municipal Bond Fund -- .21%, Nations Tennessee Intermediate Municipal Bond Fund -- .07%, Nations Texas Intermediate Municipal Bond Fund -- .16%, Nations Virginia Intermediate Municipal Bond Fund -- .26%, Nations Florida Municipal Bond Fund -- .27%, Nations Georgia Municipal Bond Fund -- .15%, Nations Maryland Municipal Bond Fund -- .08%, Nations North Carolina Municipal Bond Fund -- .26%, Nations South Carolina Municipal Bond Fund -- .20%, Nations Tennessee Municipal Bond
Fund -- .03%, Nations Texas Municipal Bond Fund -- .17% and Nations Virginia Municipal Bond Fund -- .22%. No fees were paid with respect to Nations Managed Value Index Fund or Nations Managed SmallCap Value Index Fund because neither Fund had yet commenced operations during the period indicated above.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Fund's average daily net assets:

Nations Equity Income Fund -- .67% and Nations International Equity
Fund -- .90%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Fund's average daily net assets:
Nations Emerging Markets Fund -- 1.10%, Nations Pacific Growth Fund -- .90% and Nations Global Government Income Fund -- .70%.



For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Small Company Growth Fund (formerly the Pilot Small Capitalization Equity Fund) -- .75%, Nations International Growth Fund (formerly the Pilot International Equity Fund) -- .48%. During the same period, after waivers, the Pilot Funds paid Kleinwort Benson Investment Management Americas Inc., under a previous sub-advisory agreement, sub-advisory fees at the rate of
 .32% of Nations International Growth Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Tax Exempt Fund -- .055%, Nations Value Fund -- .25%, Nations Capital Growth
Fund -- .25%, Nations Emerging Growth Fund -- .25%, Nations Disciplined Equity Fund -- .25%, Nations Managed Index Fund -- .10%, Nations Managed SmallCap Index Fund -- .10%, Nations Municipal Income Fund -- .07%, Nations Short-Term Municipal Income Fund -- .07%, Nations Intermediate Municipal Bond Fund -- .07%, Nations Florida Intermediate Municipal Bond Fund -- .07%, Nations Georgia Intermediate Municipal Bond Fund -- .07%, Nations Maryland Intermediate Municipal Bond Fund -- .07%, Nations North Carolina Intermediate Municipal Bond Fund -- .07%, Nations South Carolina Intermediate Municipal Bond Fund -- .07%, Nations Tennessee Intermediate Municipal Bond Fund -- .07%, Nations Texas Intermediate Municipal Bond Fund -- .07%, Nations Virginia Intermediate Municipal Bond Fund -- .07%, Nations Florida Municipal Bond Fund -- .07%, Nations Georgia Municipal Bond Fund -- .07%, Nations Maryland Municipal Bond Fund -- .07%, Nations North Carolina Municipal Bond Fund -- .07%, Nations South Carolina Municipal Bond Fund -- .07%, Nations Tennessee Municipal Bond
Fund -- .07%, Nations Texas Municipal Bond Fund -- .07%, Nations Virginia Municipal Bond Fund -- .07% and Nations Equity Income Fund -- .20%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid Gartmore under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- .85%, Nations Pacific Growth Fund -- .70%; Nations Global Government Income Fund -- .54%; Nations International Equity Fund -- .70% and Nations International Growth Fund -- .40%.



Melinda Allen Crosby is a Product Manager, Municipal Fixed Income Management for TradeStreet and is Portfolio Manager for Nations Tax Exempt Fund. She has been Portfolio Manager for Nations Tax Exempt Fund since 1991. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1973. Her past experience includes consulting and municipal credit analysis for NationsBank Capital Markets. Ms. Crosby received a B.A. in Business Administration from the University of North Carolina at Charlotte and an M.B.A. from the McColl School of Business, Queens College. She was a founding member and past president of the Southern Municipal Finance Society and participated in the establishment of the National Federation of Municipal Analysts.



Sharon M. Herrmann is a Director of Equity Management for TradeStreet and Senior Portfolio Manager for Nations Value Fund. Ms. Herrmann has been the Portfolio Manager of Nations Value Fund since 1989. Prior to assuming her position with TradeStreet, she was Senior Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Herrmann has worked for the Investment Management Group at NationsBank since 1981 where her responsibilities included fund management and institutional portfolio management. She attended Virginia Wesleyan College. Ms. Herrmann holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and

Research as well as the North Carolina Society of Financial Analysts, Inc.



Eric S. Williams is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Equity Income Fund. Mr. Williams has been the Portfolio Manager for Nations Equity Income Fund since 1991. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1980. His past experience includes fund analysis and portfolio management for National Bank of Detroit. Mr. Williams received a B.S. in Accounting from East Carolina University, Summa Cum Laude and an M.B.A. from Indiana University. He holds the Chartered Financial Analyst designation, is on the Advisory Board of Indiana University's Investment Management Academy, and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Stephen Watson is Principal Portfolio Manager of Nations International Equity Fund and has been the Portfolio Manager since February, 1995. He joined Gartmore as a Global Fund Manager in 1993 and currently holds the position of Head of the International and Global Portfolio Team. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manager for international clients. From 1980 to 1987 he associated with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Montagu. Mr. Watson is a member of the Securities Institute.



Philip Ehrmann is Principal Portfolio Manager of Nations Emerging Markets Fund and is the Head of the Gartmore Emerging Markets Team. He has been the Portfolio Manager for the Fund since 1995. Prior to joining Nations Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.



Seok Teoh is Principal Portfolio Manager of Nations Pacific Growth Fund and has been the Portfolio Manager since the Fund's inception. She has been associated with Gartmore since 1990 as the London based manager on its Far East Team. Previously, Ms. Teoh managed Far East equities for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh, who is a native of Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.



Philip J. Sanders is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Capital Growth Fund. Mr. Sanders has been Portfolio Manager for Nations Capital Growth Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Sanders has worked in the financial investment community since 1981. His past experience includes portfolio management, equity research and financial analysis for the Investment Management Group at NationsBank and Duke Power Company. Mr. Sanders received a B.A. in Economics from the University of Michigan and an M.B.A. from University of North Carolina at Charlotte. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Scott A. Billeadeau is a Senior Portfolio Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Emerging Growth Fund and Nations Small Company Growth Fund. Mr. Billeadeau has been Portfolio Manager of the Funds since June 1997. Previously he was Senior Analyst and Senior Portfolio Manager for BankAmerica's Pacific Horizon Aggressive Growth Fund at Security Pacific Corp. since 1991. Mr. Billeadeau has worked in the investment community since 1986. His past experience also includes quantitative analysis for American Express Financial Advisors, Inc. Mr. Billeadeau received an AB in Economics from Princeton University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, as well as the Seattle Society of Securities Analysts.



Jeffery C. Moser is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Disciplined

Equity Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund. Mr. Moser has been Portfolio Manager of Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund since their inception and has managed Nations Disciplined Equity Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Moser has worked for the Investment Management Group at NationsBank since 1983 where his responsibilities included institutional portfolio management and equity analysis. Mr. Moser graduated Phi Beta Kappa with a B.S. in Mathematics from Wake Forest University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Mark Rimmer is Principal Portfolio Manager of Nations Global Government Income Fund and has been the Portfolio Manager since the Fund's inception. He has been associated with Gartmore since 1990 as an International Fixed Income Fund Manager. Previously, Mr. Rimmer managed multi-currency funds for institutional clients at Gulf International Bank in Bahrain, and prior to that he was a senior trader for Sumitomo Finance International, London. He graduated from Cambridge University with a degree in Economics.



Michele M. Poirier is a Director, Municipal Fixed Income Management for TradeStreet and is Senior Portfolio Manager for Nations Municipal Income Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund and Nations South Carolina Municipal Bond Fund. Ms. Poirier has been Portfolio Manager for Nations Municipal Income Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, and South Carolina Intermediate Municipal Bond Fund since 1992. She has been Portfolio Manager for the other Funds since 1993. Prior to assuming her position with TradeStreet, she was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1974. Her past experience includes serving as Director of Trading, Institutional Sales, and Municipal Trader for Financial Service Corporation, Bankers Trust Company and The Robinson-Humphrey Company respectively. Ms. Poirier received a B.B.A. in Marketing from Georgia State University.



Mathew M. Kiselak is a Product Manager, Municipal Fixed Income Management for TradeStreet and Portfolio Manager for Nations Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund and Nations Texas Municipal Bond Fund. Mr. Kiselak has been Portfolio Manager for Nations North Carolina Intermediate Municipal Bond Fund and Nations North Carolina Municipal Bond Fund since 1995. He has been Portfolio Manager for the other Funds since 1994. Prior to assuming his position with TradeStreet, he was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1987. His past experience includes Portfolio Manager and Municipal Credit Analysis for Reich & Tang Inc. Mr. Kiselak received a B.A. in Economics from Pace University.



Dawn Daggy-Mangerson is a Portfolio Manager, Municipal Fixed Income Management for TradeStreet and is Portfolio Manager of Nations Short-Term Municipal Income Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund. Ms. Daggy-Mangerson has been Portfolio Manager of the Funds since April 1997. Prior to assuming her position with TradeStreet, she was a Portfolio Manager for Boatmen's Trust Company since 1995. Ms. Daggy-Mangerson has worked in the investment community since 1988. Her past experience also includes portfolio management and trading for Stein Roe Farnham, a large investment advisory firm. Ms. Daggy-Mangerson received a B.A. in Commerce and Finance from DePaul University.



Greg W. Golden is a Structured Products Manager, Equity Management for TradeStreet and is Portfolio Manager for Nations Equity Index Fund, Nations Managed Index Fund and Nations Managed SmallCap Index Fund. He has

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been Portfolio Manager for these Funds since their inception. Prior to assuming his position with TradeStreet in 1996, he was Vice President and Structured Products Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1990. His past experience includes portfolio management, derivatives management and quantitative analysis for the Investment Management Group at NationsBank and Sovran Bank of Tennessee. Mr. Golden received a B.B.A. in Finance from Belmont University. He is a Chartered Financial Analyst candidate and a member of the Chicago Quantitative Alliance, the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Brian O'Neill is the Principal Senior Investment Manager of the Gartmore Global Portfolio Team and has been the Portfolio Manager of Nations International Growth Fund since July, 1997. Mr. O'Neill joined Gartmore as a Senior Investment Manager on the Global Portfolio Team in 1981 with responsibility or a variety of specialized global funds, including resource funds. Mr. O'Neill began his career with Royal Insurance in 1970 as an investment analyst specializing in United Kingdom research. He then expanded his field of expertise to include management of global equities, and in 1978 he moved to Antony Gibbs & Sons where he was appointed as a fund manager, specializing in global equities. Mr. O'Neill graduated from Glasgow University in 1969 with a MA Honours degree in Political Economy.



Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Funds pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the Funds, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Funds. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Tax Exempt
Fund -- .09%, Nations Value Fund -- .10%, Nations Capital Growth Fund -- .10%, Nations Emerging Growth Fund -- .10%, Nations Disciplined Equity Fund -- .10%, Nations Managed Index Fund -- .10%, Nations Managed SmallCap Index Fund -- .10%, Nations Municipal Income Fund -- .09%, Nations Short-Term Municipal Income
Fund -- .09%, Nations Intermediate Municipal Bond Fund -- .09%, Nations Florida Intermediate Municipal Bond Fund -- .09%, Nations Georgia Intermediate Municipal Bond Fund -- .09%, Nations Maryland Intermediate


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Municipal Bond Fund -- .09%, Nations North Carolina Intermediate Municipal Bond
Fund -- .09%, Nations South Carolina Intermediate Municipal Bond Fund -- .09%, Nations Tennessee Intermediate Municipal Bond Fund -- .09%, Nations Texas Intermediate Municipal Bond Fund -- .09%, Nations Virginia Intermediate Municipal Bond Fund -- .09%, Nations Florida Municipal Bond Fund -- .09%, Nations Georgia Municipal Bond Fund -- .09%, Nations Maryland Municipal Bond Fund -- .09%, Nations North Carolina Municipal Bond Fund -- .09%, Nations South Carolina Municipal Bond Fund -- .09%, Nations Tennessee Municipal Bond
Fund -- .09%, Nations Texas Municipal Bond Fund -- .09% and Nations Virginia Municipal Bond Fund -- .09%. No fees were paid with respect to Nations Managed Value Index Fund or Nations Managed SmallCap Value Index Fund because neither Fund had yet commenced operations during the period indicated above.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Equity Income
Fund -- .10% and Nations International Equity Fund -- .10%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets
Fund -- .10%, Nations Pacific Growth Fund -- .10% and Nations Global Government Income Fund -- .10%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.


Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to Agents (as defined below) which assist customers in purchasing Investor A Shares of the Funds.



NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as custodian for the assets of all Funds, except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY, Avenue des Arts, 35 1040 Brussels, Belgium, serves as Custodian for the assets of Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund.



BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.



First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor A Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.



Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.


EXPENSES: The accrued expenses of a Fund, as well as certain expenses attributable to Investor A Shares, are deducted from accrued income before dividends are declared. Each Fund's expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; trustees' fees and federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor A Shares may bear certain class specific expenses and also bear certain additional shareholder service and/or sales support costs. Any general expenses of Nations Fund Trust, Nations Fund, Inc., or Nations Portfolios that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bear to the assets of Nations Fund Trust, Nations Fund, Inc., or Nations Portfolios or in such other manner as the Board of Trustees or relevant Board of Directors deems appropriate.


   Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Portfolios, Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Money Market Funds currently offer six classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. The Non-Money Market Funds currently offer five classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares. This Prospectus relates only to the Investor A Shares of Nations Tax Exempt Fund, Nations Value Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, Nations Managed SmallCap Value Index Fund, Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Texas Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class of shares. See the SAI for examples of instances where the 1940 Act requires voting by fund.
As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 270,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor A Shares of the following funds of Nations Fund, Inc.: Nations Equity Income Fund, Nations Small Company Growth Fund, Nations International Equity Fund and Nations International Growth Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.



Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.



Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.



As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.



NATIONS PORTFOLIOS: Nations Portfolios was incorporated in Maryland on January 23, 1995. Nations Portfolios' fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 150,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor A Shares of Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund of Nations Portfolios. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.



Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.



Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.



As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Portfolios and, therefore, could be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Portfolios' SAI. It is anticipated that Nations Portfolios will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.



Because this Prospectus combines disclosures on three separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.



PENDING LEGAL PROCEEDINGS: A purported class action lawsuit against, among others, Nations Government Securities Fund and Nations Short-Intermediate Government Fund was filed by Lawrence Bergelt on May 21, 1996. The complaint was amended and consolidated on July 11, 1996 in the United States District Court for the Middle District of Florida, Tampa Division by Mr. Bergelt and others in an action against the two funds, NationsBank Corporation and certain of its affiliates, Dean Witter Distributors and certain of its affiliates, and Stephens Inc. (Case No. 94-995-Civ.-T-23E). As relevant to Nations Government Securities Fund and Nations Short-Intermediate Government Fund, plaintiffs allege that, among other things, defendants violated the Securities Exchange Act of 1934 and various state securities fraud statutes by employing a scheme to defraud plaintiffs into purchasing shares of the funds and making untrue statements of material fact and omitting to state material facts in connection with sales of shares of the funds. Plaintiffs further allege that, among other things, defendants concealed the risks associated with such funds by blurring the distinctions between banks and non-bank subsidiaries and by obscuring the differences between traditional, federally insured bank products and uninsured, non-depository products.

About Your Investment

   How To Buy Shares


Investor A Shares are available to the following categories of Investors:



     (Bullet) Investors who purchase through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts.



     (Bullet) Directors, officers, and employees of NationsBank Corporation, its affiliates and subsidiaries.



     (Bullet) Individuals investing a distribution received from a NationsBank trust account and certain other rollovers or distributions received from NationsBank fiduciary accounts.



     (Bullet) Current Investor A Shareholders (other than Investor A shareholders who own such shares exclusively through a cash sweep option) who purchased Investor A Shares prior to August 1, 1997.


     (Bullet) Employee benefit plans making an initial investment of $1 million or more in the Nations Funds Family.



     (Bullet) Investors (other than those described above) investing $1 million or more in the Nations Funds Family through an Agent (as defined below) (a "Substantial Investor"). In determining whether an investor qualifies as a Substantial Investor, all current holdings of Funds in the Nations Funds Family other than the Nations Funds money market or index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund, will be considered.



Investors A Shares of the Index Funds and the Money Market Fund are also available to other investors through a separate prospectus. Other procedures may apply. For more information call Nations Funds at 1-800-321-7854.


Purchase orders for Investor A Shares may be placed directly with a Fund or through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Fund ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents"). Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents."


Purchases of Investor A Shares through a Nations Funds Personal Investment Planner account, which is a managed agency/asset allocation account established with NBAI (an "Account"), are governed by the terms and conditions of the Account, which are set forth in the Client Agreement and Disclosure Statement provided by NBAI to each investor who establishes an Account. Because of the nature of the Account, certain of the features described in this Prospectus are not available to investors purchasing Investor A Shares through an Account. Potential investors through an Account should refer to the Client Agreement and Disclosure Statement for more information regarding the Account, including information regarding the fees and expenses charged in connection with an Account.

There is a minimum initial investment of $1,000 in the Funds, except that the minimum initial investment is:



(Bullet) $500 for IRA investors;



(Bullet) $250 for non-working spousal IRAs; and



(Bullet) $100 for investors participating on a monthly basis in the Systematic
         Investment Plan described below.



There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Account ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.



Investor A Shares are purchased at net asset value per share, and Investor A Shares of the Money Market Funds are purchased at net asset value per share without the imposition of a sales charge. Purchases of Non-Money Market Funds may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "NYSE Business Day"). Purchases of Money Market Funds may be effected only on days on which the Federal Reserve Bank of New York is open for business (a "Bank Business Day"). Unless otherwise specified, the term Business Day in this Prospectus refers to a Bank Business Day with respect to a Money Market Fund and a NYSE Business Day with respect to a Non-Money Market Fund.



Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor A Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.



OPENING AN ACCOUNT DIRECTLY WITH A FUND: Certain investors may open a regular (non-retirement) account directly with a Fund, either by mail or by wire.


BY MAIL: Investors should complete a New Account Application and forward it, along with a check made payable to the Fund, to:


Nations Funds
P.O. Box 34602
Charlotte, NC 28254-4602



BY WIRE: Investors should call Nations Funds at 1-800-321-7854 for an account number and use the following wire instructions:



Nations Funds
c/o Boston Safe Deposit & Trust
ABA #011001234
DDA #154202
Account Name
Account Number
Fund Name


Investors should complete a New Account Application and mail it to the address above.


RETIREMENT ACCOUNTS: For IRAs and other retirement accounts, investors should call Nations Funds at 1-800-321-7854.


ADDITIONAL PURCHASES: Additional purchases may be made by mail or wire. To purchase additional shares by mail, send a check made payable to the Fund with a reinvestment slip to the address set forth above. To purchase additional shares by wire, follow the wiring instructions set forth above.

EFFECTIVE TIME OF PURCHASES: Purchase orders for Investor A Shares in the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.


EFFECTIVE TIME OF PURCHASES -- MONEY MARKET FUNDS: Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or by the Transfer Agent. A purchase order must be received by Stephens or by the Transfer Agent by 12 noon, Eastern time. Absent prior arrangement with Stephens or the Transfer Agent, purchase orders received after such time on any given day will not be accepted; notice thereof will be given to the Agent transmitting the order, and any funds received will be returned promptly to the sending Agent. Any late purchase orders that are not rejected pursuant to such a prior arrangement will be executed on the following Business Day. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. Investor A Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent.


The Agents are responsible for transmitting orders for purchases by their customers ("Customers") and delivering required funds on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.



SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor A Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent or Nations Funds.



TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

   How To Redeem Shares


For shareholders who open and maintain an account directly with a Fund, redemption orders should be communicated to such Fund by calling Nations Funds at 1-800-321-7854 or in writing. (Shareholders must have established telephone features on their account in order to effect telephone transactions.) Redemption proceeds are normally sent by mail or wired within three Business Days after receipt of the order by the Fund. For shareholders who purchased their shares through an Agent, redemption orders should be transmitted by telephone or in writing through the same Agent. Redemption proceeds are normally remitted in federal funds wired to the redeeming Agent or investor within three Business Days after receipt of the order by Stephens or by the Transfer Agent. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Fund, Stephens, or the Transfer Agent, as the case may be. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customer's account with the redemption proceeds on a timely basis. Redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. No charge for wiring redemption payments is imposed by Nations Funds. There is no redemption charge.



Redemption orders for Money Market Funds must be received on a Business Day before 12 noon, Eastern time, and payment will normally be wired the same day. Nations Funds reserves the right to wire redemption proceeds within three Business Days after receiving the redemption order if, in the judgment of NBAI, an earlier payment could adversely impact a Fund. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. Redemption orders received by Stephens, the Fund or by the Transfer Agent after 12 noon, Eastern time, will be processed on the next Business Day.



Nations Funds may redeem a shareholder's Investor A Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor A Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



CHECKWRITING PRIVILEGE: Free checkwriting is available with respect to Investor A Shares of the Money Market Fund. With this service, a shareholder may write checks in the amount of $250 or more. To obtain checks, a shareholder must complete the signature section included within the Account Application Form. To establish this checkwriting service after opening an account in one of the Funds, the shareholder must contact his/her Selling Agent by telephone or mail to obtain an Application Form. A shareholder will receive the dividends and distributions declared on the shares to be redeemed up to the day that a check is presented to the Custodian for payment. Upon 30 days' prior written notice to shareholders, the checkwriting privilege may be modified or terminated. An investor cannot close an account in the Funds by writing a check.

CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers specified below, Investor A Shares of the Funds that were purchased prior to January 1, 1996 in amounts of $1 million or more or through the Nations Funds Personal Investment Planner are subject to a CDSC equal to 1.00% of the lesser of the net asset value or the purchase price of the shares being redeemed if such shares are redeemed within one year of purchase, declining to 0.50% in the second year after purchase and eliminated thereafter. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.
Solely for purposes of determining the period of time that has elapsed from the purchase of any Investor A Shares, all purchases are deemed to have been made on the trade date of the transaction. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.



The CDSC will be waived on redemptions of Investor A Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner), (ii) in connection with the following retirement plan distributions: (a) by qualified retirement plans, (except in cases of plan level terminations); (b) distributions from an IRA following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA, and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor A Shares held in the account is less than the minimum account size, (v) in connection with the combination of Nations Funds with any other registered investment company by merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor A Shares in the account. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.



REINSTATEMENT PRIVILEGE: Within 120 days after a redemption of Investor A Shares of a Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor A Shares of the same Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor A Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.



REDEMPTION FEE: A redemption fee of 1% of the current net asset value will be assessed on certain Investor A Shares purchased after July 31, 1997 and redeemed within 18 months of the date of purchase by a Substantial Investor. In addition, a 1% redemption fee will be assessed on Investor A Shares purchased after such date by an employee benefit plan that (i) made its initial investment after such date and (ii) redeemed such shares within 18 months of purchase in connection with a complete liquidation of such plan's holdings in the Nations Funds Family. This fee is retained by the Fund or Funds for the benefit of the remaining shareholders and is intended to encourage long-term investment in the Funds and to avoid transaction and other expenses associated with short-term invest-
ments. The Funds reserve the right to modify the terms of or terminate this fee at any time.



AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor A Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor A Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor A Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor A Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.


   How To Exchange Shares


The exchange feature enables a shareholder of a fund of Nations Funds (other than an index fund) to acquire shares of the same class that are offered by another fund of Nations Funds (other than an index fund) when the shareholder believes that a shift between funds is an appropriate investment decision. Shareholders of an index fund of Nations Funds may acquire shares of the same class that are offered by another index fund of Nations Funds. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.


For shareholders who maintain an account directly with a Fund, exchange requests should be communicated to the Fund by calling Nations Funds at 1-800-321-7854 or in writing. For shareholders who purchased their shares through an Agent, exchange requests should be communicated to the Agent, who is responsible for transmitting the request to Stephens or to the Transfer Agent.



The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. And, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



The Investor A Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally


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be sold in the state of the shareholder's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shareholders should consider communicating their exchange requests by mail.
If Investor A Shares of the Funds purchased prior to January 1, 1996 are exchanged for shares of the same class of another fund, any CDSC applicable to the original shares purchased will be applied upon the redemption of the acquired shares. The holding period of such Investor A Shares (for purposes of determining whether a CDSC is applicable upon redemption) will be computed from the time of the initial purchase of the Investor A Shares of a Fund.



Investor A Shares of Nations Short-Term Municipal Income Fund acquired directly or indirectly through an exchange from Investor B Shares of another non-money market fund may be re-exchanged only for Investor B Shares of another non-money market fund, Investor C Shares of a Nations Funds money market fund or Investor A Shares of Nations Short-Term Income Fund. Such shares (and any Investor A or Investor C Shares acquired through the exchange of such shares) will remain subject to the CDSC schedule applicable to the Investor B Shares originally purchased. The holding period (for the purpose of determining the applicable rate of the CDSC) does not accrue while the shares owned are Investor A Shares of Nations Short-Term Municipal Income Fund or Nations Short-Term Income Fund or Investor C Shares of a Nations Funds money market fund. The CDSC that is ultimately charged upon redemption is based upon the total period of time the shareholder holds Investor B Shares of any fund that charges a CDSC.



An investor who owns his or her shares through a Nations Funds IRA that initially invests in Investor A Shares of a Money Market Fund may exchange those shares for Investor B Shares of a non-money market fund offered by Nations Funds. Additionally, Investor B Shares of a non-money market fund acquired through such an exchange prior to January 1, 1996, or after July 31, 1997 will, upon redemption, be subject to the CDSC schedule applicable to the acquired shares. For purposes of determining the applicable rate of the CDSC, the date of the exchange will be deemed to be the date of purchase of the Investor B Shares.



If Investor A Shares are exchanged for shares of the same class of another fund, any redemption fee applicable to the original shares purchased will be assessed upon the redemption of the acquired shares. The holding period of such shares (for purposes of determining whether a redemption fee is applicable) will be computed from the time of the initial purchase of the Investor A Shares of a Fund, except that the holding period will not accrue while the shares owned are Investor A Shares of Nations Short-Term Municipal Income Fund, Nations Short-Term Income Fund or a Nations Funds money market fund. If a redemption fee ultimately is charged, it will be retained by the initial Fund purchased.



AUTOMATIC EXCHANGE FEATURE: Under the Funds' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one fund of Nations Funds to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or the last day of the applicable month. The shareholder must have an existing position in both funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, a shareholder should contact his/her Selling Agent or Nations Funds.



With regard to Money-Market Funds, an investor who is participating in the Nations Funds AEF may acquire Investor A or Investor C Shares of a non-money market fund offered by Nations Funds. In addition, Investor C Shares of a non-money market fund acquired prior to August 1, 1997 through such exchange will, upon redemption, be subject to the CDSC schedule applicable to the acquired shares. For purposes of determining the applicable rate of the CDSC, the date of the exchange will be deemed to be the date of the purchase of the Investor C Shares.

   Shareholder Servicing And Distribution

   Plan


MONEY MARKET FUND: Pursuant to Rule 12b-1 under the 1940 Act, the Trustees and Directors have approved a Shareholder Servicing and Distribution Plan (the "Investor A Plan") with respect to Investor A Shares of the Fund. Pursuant to the Investor A Plan, the Fund may pay Stephens (or any other person) for distribution-related expenses and Selling Agents for sales support expenses incurred in connection with Investor A Shares. Aggregate payments under the Investor A Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees or Directors provided that the annual rate may not exceed 0.10% of the average daily net asset value of Investor A Shares of the Fund. Payments to Stephens under the Investor A Plan may be used to reimburse Stephens for distribution-related expenses actually incurred by Stephens, including expenses of organizing and conducting sales seminars, printing prospectuses, statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and the costs of administering the Investor A Plan. The fees payable to Selling Agents are used primarily to compensate Selling Agents for providing sales support assistance in connection with the sale of Investor A Shares to Customers, which may include forwarding sales literature and advertising provided by Nations Funds to Customers. The Fund may not pay for shareholder servicing activities under the Investor A Plan.



In addition, the Trustees and Directors have approved a shareholder servicing plan (the "Servicing Plan") with respect to Investor A Shares of the Fund. Pursuant to the Servicing Plan, the Fund may pay Servicing Agents that have entered into a Servicing Agreement with Nations Funds for certain shareholder support services that are provided by the Servicing Agents. Payments under the Fund's Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Fund, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Fund's Investor A Shares. The shareholder services provided by Servicing Agents may include general shareholder liaison services; processing purchase, exchange, and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from a Fund on behalf of Customers; providing information periodically to Customers, including information showing their position in Investor A Shares; providing sub-accounting with respect to Investor A Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Investor A Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.



NON-MONEY MARKET FUNDS: The Funds' Shareholder Servicing and Distribution Plan (the "Investor A Plan"), adopted pursuant to Rule 12b-1 under the 1940 Act, permits each Fund to compensate (i) Servicing Agents and Selling Agents for services provided to their Customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. Nations Short-Term Municipal Income Fund, however, may not pay for shareholder services under the Investor A Plan. Aggregate payments under the Investor A Plan are calculated daily and paid monthly at a rate or rates set from time to time by each Fund, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor A Shares of the Fund.


The fees payable to Servicing Agents under the Investor A Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor A Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from a Fund on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor A Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services. Nations Short-Term Municipal Income Fund, however, may not pay for shareholder services under the Investor A Plan. The fees payable to Selling Agents are used primarily to compensate or reimburse Selling Agents for providing sales support assistance in connection with the sale of Investor A Shares to Customers, which may include forwarding sales literature and advertising provided by Nations Funds to Customers.



The fees under the Investor A Plan also may be used to reimburse Stephens for distribution-related expenses actually incurred by Stephens, including, but not limited to, expenses of organizing and conducting sales seminars, printing prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising and sales literature and the costs of administering the Investor A Plan.
GENERAL: Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Investor A Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed 1.00% of the offering price per share on all sales of Investor A Shares as an expense of Stephens or for which Stephens may be reimbursed under the Investor A Plan or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.


In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


Nations Funds and Stephens may suspend or reduce payments under the Investor A Plan at any time, and payments are subject to the continuation of the Investor A Plan described above and the terms of the Servicing Agreements and Sales Support Agreements. See the SAIs for more details on the Investor A Plan.



In addition, the Trustees have approved a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Investor A Shares of the Nations Short-Term Municipal Income Fund. Pursuant to its Servicing Plan, the Nations Short-Term Municipal Income Fund may pay Servicing Agents that have entered into a Servicing Agreement with Nations Funds for certain shareholder support services that are provided by the Servicing Agents. Payments under the Fund's Servicing Plan may not exceed 0.25% of the average daily net asset value of the Fund's Investor A Shares. The shareholder services provided by Servicing Agents include, but are not limited to, those listed above with respect to the Investor A Plan.



Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAIs for more details on the Servicing Plan.



Nations Funds understands that Agents may charge fees to their Customers who are the owners of Investor A Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


   How The Funds Value Their Shares


The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Money Market Funds are valued as of 1:00 p.m., Eastern time, each Bank Business Day. Shares of the Non-Money Market Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each NYSE Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day. Currently, the days on which the Exchange is closed (other than weekends) are:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



The assets in the Money Market Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.



With respect to the Non-Money Market Funds, portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities are valued at their fair value following procedures approved by the Trustees or Directors.


   How Dividends And Distributions Are
   Made; Tax Information


DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Managed Index Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. All other Equity Funds and Index Funds declare and pay dividends from net investment income each calendar quarter. Dividends from net investment income are declared daily and paid monthly by the Money Market Fund and the Bond Funds. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.



The net asset value of Investor A Shares will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in sub-stance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Certain Selling or Servicing Agents may provide for the reinvestment of dividends in the form of additional Investor A Shares of the same class of the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the month or quarter to which the dividend relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor A Shares.



MONEY MARKET FUNDS: Dividends from net investment income of the Fund are declared daily to shareholders at 1:00 p.m., Eastern time, on the day of declaration. Investor A Shares begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (E.G., the settlement date). Dividends are paid within five Business Days after the end of each month. Dividends are paid in the form of additional Investor A Shares of the same Fund unless the Customer has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Your dividend election may be governed by your account agreement with your Agent. Dividends are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor A Shares in a Fund. To the extent that there are any net short-term capital gains, they will be paid at least annually.



Each Fund's net investment income available for distribution to the holders of Investor A Shares will be reduced by the amount of sales support and shareholder servicing fees paid to Selling Agents and Servicing Agents, respectively. Each Fund's net investment income available for distribution to the holders of Investor A Shares will be reduced by the amount of retail transfer agency fees payable to the Transfer Agent applicable to the Investor A Shares.



Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. These distributions will not qualify for the dividends received deduction for corporate shareholders.


TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Code. Such qualification relieves a Fund of liability for Federal income tax on amounts distributed in accordance with the Code.


Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an IRA are generally deferred under the Code.)



Corporate investors in a Fund may be entitled to the dividends-received deduction on all or a portion of such Fund's dividends to the extent that the Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.



Substantially all of a Fund's net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held the Fund's shares and whether such gains are received in cash or reinvested in additional shares.


Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may be subject to state and local taxes, as discussed more fully below and in the SAI.

Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year. Federal law requires Nations Funds to withhold
31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.



Portions of Nations International Equity Fund's, Nations International Growth Fund's, Nations Emerging Markets Fund's, Nations Pacific Growth Fund's, and Nations Global Government Income Fund's investment income may be subject to foreign income taxes withheld at their source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Generally, if more than 50% of the value of the total assets of each of those Funds consists of securities of foreign issuers, it may elect to "pass through" to its shareholders these foreign taxes, if any. Upon such an election each shareholder will be required to include his or her pro rata portion thereof in his or her gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit against U.S. income tax for such amount.



NATIONS MUNICIPAL INCOME FUND, NATIONS SHORT-TERM MUNICIPAL INCOME FUND, NATIONS INTERMEDIATE MUNICIPAL BOND FUND, THE STATE INTERMEDIATE MUNICIPAL BOND FUNDS AND THE STATE MUNICIPAL BOND FUNDS: As regulated investment companies, these Funds are permitted to pass through to their shareholders tax-exempt income ("exempt-interest dividends") subject to certain requirements which the Funds intend to satisfy. Distributions from taxable income will be taxable as ordinary income to shareholders whether such income is received in cash or reinvested in additional shares. The policy of the Funds is to pay to their shareholders an amount equal to at least 90% of their exempt-interest income and their investment company taxable income. Exempt-interest dividends may be treated by shareholders as items of interest excludable from their Federal gross income under Section 103(a) of the Code unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. (See the SAI under "Additional Information Concerning Taxes.") Distributions from the Funds will not qualify for the dividends-received deduction for corporate shareholders. Distributions of net investment income by Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund and Nations Intermediate Municipal Bond Fund may be taxable to investors even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income tax.



With respect to the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds, it is anticipated that exempt-interest dividends derived from tax-exempt interest paid on municipal obligations of the pertinent state and that state's political subdivisions, agencies, instrumentalities, and authorities, and certain other issuers, including Puerto Rico and Guam, will be exempt from state income tax with respect to those states which impose a state income tax. Florida and Texas do not impose income taxes, but Florida imposes a tax upon intangible personal property which may apply to shares of Nations Florida Intermediate Municipal Bond Fund and Nations Florida Municipal Bond Fund held by residents of that state. Florida has issued a Technical Assistance Advisement indicating that shares of such Funds will not be subject to Florida's intangibles tax, subject to certain requirements which the Funds intend to satisfy. See the SAI for further details about state tax treatment relevant to shareholders of the Funds.

In addition to annual disclosures as to Federal tax consequences of dividends and distributions, shareholders of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will also be advised as to the state tax consequences of dividends and distributions made each year.


The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situations. Further tax information is contained in the SAIs.


   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.


ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.



The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.



MORTGAGE-BACKED SECURITIES: Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.



Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by GNMA, by FNMA and FHLMC. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.



The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.



The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.



Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.



Collateralized Mortgage Obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.



Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.



The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.



Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government Obligations.



A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.



The average life of mortgage-backed securities varies with the maturities of the underlying


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mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds. For additional information concerning mortgage backed securities, see the SAI.



The mortgage-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow thereby lengthening duration and potentially reducing the value of these securities. The debt securities held by the Funds also may be subject to credit risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Any such defaults or adverse changes in an issuer's financial condition or credit rating may adversely affect the value of the Funds' portfolio investments and, hence, the value of your investment in the corresponding Fund.



NON-MORTGAGE ASSET-BACKED SECURITIES: Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.



Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.



The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses

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could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.



BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Each Fund (except Nations Tax Exempt Fund and Nations International Growth Fund) will limit its investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase. Nations Small Company Growth Fund will limit its investments in interest bearing savings deposits of commercial and savings banks to 5% of total assets.


U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations) and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, certain of the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.


Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.



At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agree-ment may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Funds only enter into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage described above. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.



Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.



COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.



CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: Certain of the Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.



FIXED-INCOME INVESTING: The performance of the fixed-income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.



FOREIGN CURRENCY TRANSACTIONS: To the extent provided under "How Objectives Are Pursued," the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. Dollar. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.



Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.



A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, the Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.



FOREIGN SECURITIES: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.



Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.



The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs, in registered form, are designed for use in the U.S. securities markets; GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.
FUTURES, OPTIONS AND OTHER DERIVATIVE
INSTRUMENTS: Certain of the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.


The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAIs.



GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.



A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.


ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds may be subject to this limitation.

If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(a) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.


LOWER-RATED DEBT SECURITIES: Certain of the Funds may invest in lower-rated debt securities. Lower-rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing. Each Fund that may invest in lower-rated debt securities intends to limit their investments in lower-quality debt securities to 35% of assets.



The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Boards, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities, and the Fund's ability to dispose of these lower-rated bonds.



The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.



Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.


MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

Municipal Securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income tax.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.


A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.



A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in Municipal Securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Boards. Nations Tax Exempt Fund may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Since each of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will invest primarily in securities issued by issuers located in one state, each of these Funds is susceptible to changes in value due to political and economic factors affecting that state's issuers. A comparable municipal bond fund which is not concentrated in obligations issued by issuers located in one state would be less susceptible to these risks. If any issuer of securities held by one of these Funds is unable to meets its financial obligations, that Fund's income, capital, and liquidity may be adversely affected.

The fourth most populous state, Florida, rated "Aa" by Moody's and "AA" by both S&P and Fitch, has been and continues to be a leading tourist and retiree destination. Florida's growing population and manageable debt load are just two of the factors that will help Florida remain a solid investment. Led by the service, construction and trade sectors, job growth in Florida has rebounded from the lows of 1991-1992 and is projected to be almost double the national average for 1996. Tourism was back in 1995 after it had suffered in the prior two years due to hurricane Andrew and a rash of violent crimes involving foreign tourists.


Georgia's state government is enjoying very robust fiscal health as evidenced by the ratings given to General Obligation Bonds issued on April 1, 1997, which were rated by Moody's as "Aaa," "AA+ with a positive outlook" by Standard & Poors, and "AAA" by Fitch. The Federal Reserve Bank of Atlanta predicts that 1997 will be a very good year for Georgia in terms of economic growth. However, a comparison to economic performance for the state in 1996 will be somewhat distorted because of the estimated $3 billion boost to the state economy from the 1996 Summer Olympic Games. The Olympic Games served to value-add to the basic strength of the Georgia economy, which is expected to continue to flourish in the near term by the expansion of existing business and by the continued in-migration of new business from around the United States and from around the world.



Maryland is one of the wealthiest states in the U.S. and has been rated "Aa" by Moody's, and "AA" by S&P, despite the contraction of government and defense related industries. Maryland's economic base is highly diversified with a lower than average dependence on manufacturing. Slow growth in Maryland is expected to continue, as government cutbacks and downsizing reduce the employment opportunities within the state. Debt ratios are moderate and, with Maryland ranked sixth in per capita income, it's no surprise that income taxes and highway use taxes provide the vast majority of support for general obligation debt. As defense cutbacks continue, Maryland's dependence on income taxes could depress growth within the state below national levels.



North Carolina, rated "Aaa" by Moody's, and "AAA" by both S&P and Fitch, has benefited from an inflow of people as well as businesses. This is due in part to North Carolina's affordable housing, above-average growth in per capita income and below-average cost of doing business. North Carolina's textile industry has begun to give way to the high-tech and financial sectors, as evidenced by the title of "Banking Center of the South." Consequently, high wage job growth has been expanding at a pace greater than national averages and is expected to continue to do so for the foreseeable future.



The dominance of the manufacturing sector has been both a positive and a negative for South Carolina. On the positive side, the expansion of manufacturing, specifically autos and related parts, has lessened the impact of the naval base closure in Charleston and provided a much needed infusion of new jobs. On the negative side, the cyclical nature of South Carolina's manufacturing economy has kept per capita income below national and regional levels. That said, South Carolina's low debt burden, strong security arrangements and lack of credit extension have led to a "Aaa" rating by Moody's, "AAA" rating by S&P and a "AAA" rating by Fitch, for the state. Combine this with a conservative plan of finance, and South Carolina looks to be in a very strong financial position, despite its reliance on the manufacturing sector.
Tennessee's very low debt burden, nearly exclusive use of general obligation debt and conservative financial policies all combine to give the state of Tennessee a "Aaa" rating by Moody's, "AA+" rating by S&P, and a "AAA" rating by Fitch. Tennessee's economy remains in a developing mode, as the state continues to shift its growth in manufacturing output to autos (Tennessee ranks third in the nation in automobile production) and related products from textiles. Tennessee relies on sales tax revenues as a main source of funds. This could prove to be a limiting factor were it not for Tennessee's strong pattern of job growth and growing population.



Texas has proven its ability to adapt and rebound to a changing economic environment, both within the state and abroad. Texas has also historically taken a conservative approach to financial management, as is reflected in the state's "Aa" rating by Moody's, "AA" rating by S&P, and "AA+" rating by Fitch. Although Texas has consistently led the U.S. in employment growth, unemployment in Texas is above the national average. This is due, in part, to the heavy migration into the state (in 1994 Texas replaced New York as the second most populous state). The mix of job growth in Texas provides a strong base for sustainable growth because the new jobs are largely in industries with bright prospects for future growth, such as knowledge-based services and manufacturing.



The state of Virginia has earned its "Aa2" rating by Moody's and "AA" rating by S&P and Fitch, by having a low relative tax rate, high per capita income and strong growth in service sector jobs. A very high share of Virginia's population is college educated, so it's no surprise that Virginia has the highest per capita income of any of the southern states. Virginia has experienced strong growth in the labor force and benefits from a low unemployment rate. Although it has a large exposure to defense and related industries, Virginia's prudent financial management and low debt burden should help to insulate it from any government cutbacks in those areas.



There can be no assurance that the economic conditions on which the above ratings for a specific state are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. More detailed information about matters relating to each of the State Intermediate Municipal Bond Funds and State Municipal Bond Funds is contained in the SAIs.



OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.



REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.



REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.



SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.



SHORT-TERM TRUST OBLIGATIONS: Certain of the Funds may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by the trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.


STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: The Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association, some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. The Funds will invest in securities with demand features where (a) the security or its issuer has received a short-term rating from an NRSRO; and (b) the issuer of the demand feature, or another institution, undertakes to notify promptly the holder of the security in the event that the demand feature is substituted with a demand feature provided by another issuer. (Note, however, that certain securities first issued on or before June 3, 1996 are not subject to these rating and notice requirements.) An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.



WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.


   Appendix B -- Description Of Ratings


The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.



     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.



     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.



     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.



     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay prin-cipal for debt in this category than for those in higher-rated categories.



     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds, each of which denotes that the securities are investment grade.


     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.
The following summarizes the two highest rating categories used by Fitch for short-term obligations:


     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

The following summarizes the four highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the two highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.


     A1 -- Obligations supported by the highest capacity for timely repayment.

Prospectus                                           Nations Prime
                                                     Fund

                                  INVESTOR B SHARES  Nations Treasury
                                     AUGUST 1, 1997  Fund

                                                     Nations Government
                                                     Money Market Fund
This Prospectus describes the investment portfolios
(each a "Fund" and collectively, the "Money Market   Nations Tax
Funds") listed in the column to the right of         Exempt Fund
Nations Fund Trust and Nations Fund, Inc., each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations
Funds Family"). This Prospectus describes one class of shares of each Money Market Fund -- Investor B
Shares.


EACH MONEY MARKET FUND SEEKS TO MAINTAIN A NET
ASSET VALUE OF $1.00 PER SHARE.

INVESTMENTS IN THE MONEY MARKET FUNDS ARE NEITHER
INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND
THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE
ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00
PER SHARE.


This Prospectus sets forth concisely the information about the Funds that a prospective purchaser of Investor B Shares should consider before investing. Investors should read this Prospectus and retain it for future reference.
Additional information about Nations Fund Trust and
Nations Fund, Inc. is contained in separate
Statements of Additional Information (the "SAIs"), that have been filed with the Securities and Exchange Commission (the "SEC") and are available upon request without charge by writing or calling
Nations Funds at its address or telephone number shown below. The SAIs dated August 1, 1997 are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or
TradeStreet as the context may require.



SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.



NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED  For purchase, redemption
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR   and performance information
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.     call:

THESE SECURITIES HAVE NOT BEEN APPROVED OR           1-800-321-7854
DISAPPROVED BY THE SECURITIES AND EXCHANGE           Nations Funds
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR   c/o Stephens Inc.
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY    One NationsBank Plaza
STATE SECURITIES COMMISSION PASSED UPON THE          33rd Floor
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY         Charlotte, NC 28255
REPRESENTATION TO THE CONTRARY IS A CRIMINAL         (Nations Fund logo
OFFENSE.                                             appears here)



NF-96138-897

                             Table  Of  Contents

 About The                   Prospectus Summary                                3
   Funds
                             Expenses Summary                                  4

                             Financial Highlights                              5


                             Objectives                                        7



                             How Objectives Are Pursued                        8



                             How Performance Is Shown                         11



                             How the Funds Are Managed                        11



                             Organization And History                         15





       About Your            How To Buy Shares                                16
       Investment


                             How To Redeem Shares                             18



                             How To Exchange Shares                           19



                             Shareholder Servicing And Distribution Plans     20



                             How The Funds Value Their Shares                 21



                             How Dividends And Distributions Are Made;
                             Tax Information                                  21



                             Appendix A -- Portfolio Securities               23



                             Appendix B -- Description Of Ratings             30




                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                     (This Page Left Blank Intentionally)

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANIES: Open-end management investment companies.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:

         (Bullet) Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

         (Bullet) Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

         (Bullet) Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

         (Bullet) Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.


(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Funds. See "How The Funds Are Managed."



(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations Prime Fund, Nations Treasury Fund,
         Nations Government Money Market Fund and Nations Tax Exempt Fund declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.


(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Although each Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. For a discussion of these and other factors, see "How Objectives Are
         Pursued -- Risk Considerations" and "Appendix A -- Portfolio
         Securities."

(Bullet) MINIMUM PURCHASE: $25,000 minimum initial investment per record holder.
         $1,000 minimum subsequent investment (except for investments pursuant to the Systematic Investment Plan and reinvested dividends). See "How To Buy Shares."

   Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following table summarizes shareholder transaction and operating expenses for Investor B Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.

INVESTOR B SHARES
                                                                                                         Nations
                                                                Nations Prime    Nations Treasury   Government Money
                                                                    Fund               Fund            Market Fund


SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases                                     None               None               None
Deferred Sales Charge                                               None               None               None

                                                                   Nations
                                                                 Tax Exempt
                                                                    Fund
Sales Load Imposed on Purchases                                     None

Deferred Sales Charge                                               None

ANNUAL FUND OPERATING EXPENSES*
(as a percentage of average net assets)

Management Fees (After Fee Waivers)                                     .16%               .16%               .14%

Rule 12b-1 Fees (After Fee Waivers)                                     .00%               .00%               .00%
Shareholder Servicing Fees                                              .25%               .25%               .25%
Other Expenses                                                          .14%               .14%               .16%
Total Operating Expenses (After Fee Waivers)                            .55%               .55%               .55%

Management Fees (After Fee Waivers)                                     .16%

Rule 12b-1 Fees (After Fee Waivers)                                     .00%
Shareholder Servicing Fees                                              .20%
Other Expenses                                                          .14%
Total Operating Expenses (After Fee Waivers)                            .50%



* The Funds and Stephens Inc. have voluntarily agreed to limit the total charges against each Fund's Investor B Shares net assets for sales distribution activities and/or servicing of shareholder accounts to no more than .25% of each Fund's average net assets per annum. This limitation will not be terminated without prior notice to shareholders.


EXAMPLES:

You would pay the following expenses on a $1,000 investment in Investor B Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                                                                         Nations
                                                                   Nations            Nations          Government
                                                                    Prime            Treasury             Money
                                                                    Fund               Fund            Market Fund

1 Year                                                                  $ 6                $ 6                $ 6
3 Years                                                                 $18                $18                $18
5 Years                                                                 $31                $31                $31
10 Years                                                                $69                $69                $69


                                                                   Nations
                                                                 Tax Exempt
                                                                    Fund
1 Year                                                                  $ 5
3 Years                                                                 $16
5 Years                                                                 $28
10 Years                                                                $63


The purpose of the foregoing table is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in each Fund will bear either directly or indirectly. The "Other Expenses" figures contained in the above table are based on estimated amounts for the Funds' current fiscal year and reflect anticipated fee waivers and reimbursements. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating

Expenses. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed."



Absent fee waivers and expense reimbursements, "Management Fees," "Rule 12b-1 Fees," and "Total Operating Expenses" for Investor B Shares of the indicated Fund would have been as follows: Nations Prime Fund -- .20%, .10% and .69%, respectively; Nations Treasury Fund -- .20%, .10% and .69%, respectively; Nations Government Money Market Fund -- .40%, .10% and .91%, respectively. Absent fee waivers, "Management Fees," "Rule 12b-1 Fees," "Shareholder Servicing Fees," and "Total Operating Expenses" for Nations Tax Exempt Fund would have been .40%, .10%, .25% and .89%, respectively.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Financial Highlights


The financial information on the following pages has been derived from the audited financial statements of Nations Fund Trust and Nations Fund, Inc. Price Waterhouse LLP is the independent accountant to Nations Fund Trust and Nations Fund, Inc. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund Trust and Nations Fund, Inc. accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent accountant.


FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS PRIME FUND

                                                             YEAR            PERIOD            YEAR            PERIOD
                                                             ENDED            ENDED            ENDED            ENDED
INVESTOR B SHARES                                          03/31/97        03/31/96(a)       05/31/95         05/31/94*

Operating performance:
Net asset value, beginning of period                     $     1.00       $     1.00       $     1.00       $    1.00
Net investment income                                        0.0495           0.0447           0.0493          0.0015
Dividends from net investment income                        (0.0495)         (0.0447)         (0.0493)        (0.0015)
Total dividends and distributions                           (0.0495)         (0.0447)         (0.0493)        (0.0015)
Net asset value, end of period                           $     1.00       $     1.00       $     1.00       $    1.00
Total return++                                                 5.05%            4.57%            5.03%           0.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                     $  381,015       $  358,646       $  216,973       $       2
Ratio of operating expenses to average net assets              0.55%            0.55%+           0.56%           0.55%+
Ratio of net investment income to average net assets           4.96%            5.37%+           4.97%           2.95%+
Ratio of operating expenses to average net assets
  without waivers and/or expense reimbursements                0.60%            0.62%+           0.64%           0.62%+
Net investment income per share without waivers and/or
  expense reimbursements                                 $   0.0491       $   0.0442       $   0.0485       $  0.0015


  * Nations Prime Fund Investor B Shares commenced operations on May 11, 1994. + Annualized.
 ++ Total return represents aggregrate total return for the periods indicated
    and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS TREASURY FUND

                                                             YEAR            PERIOD            YEAR            PERIOD
                                                             ENDED            ENDED            ENDED            ENDED
INVESTOR B SHARES                                          03/31/97        03/31/96(a)       05/31/95         05/31/94*

Operating performance:
Net asset value, beginning of period                     $     1.00       $     1.00       $    1.00        $    1.00
Net investment income                                        0.0484           0.0437          0.0468           0.0015
Dividends from net investment income                        (0.0484)         (0.0437)        (0.0468)         (0.0015)
Distributions from net realized capital gains/(loss)             --          (0.0000)#       (0.0000)#             --
Total dividends and distributions                           (0.0484)         (0.0437)        (0.0468)         (0.0015)
Net asset value, end of period                           $     1.00       $     1.00       $    1.00        $    1.00
Total return++                                                 4.96%            4.46%           4.76%            0.14%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                     $  973,297       $1,525,048       $  52,564        $       2
Ratio of operating expenses to average net assets              0.55%            0.55%+          0.56%            0.55%+
Ratio of net investment income to average net assets           4.84%            5.27%+          4.73%            2.72%+
Ratio of operating expenses to average net assets
  without waivers and/or reimbursements                        0.60%            0.62%+          0.61%            0.61%+
Net investment income per share without waivers and/or
  reimbursements                                         $   0.0479       $   0.0432       $  0.0463        $  0.0014


  * Nations Treasury Fund Investor B Shares commenced operations on May 16,
    1994.
  + Annualized.
 ++ Total return represents aggregrate total return for the periods indicated
    and does not reflect the deduction of any applicable sales charges.
  # Amount represents less than $0.0001.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

NATIONS GOVERNMENT MONEY MARKET FUND

                                                              YEAR             PERIOD             YEAR             PERIOD
                                                             ENDED             ENDED             ENDED             ENDED
INVESTOR B SHARES                                           03/31/97        03/31/96(a)         11/30/95         11/30/94*

Operating performance:
Net asset value, beginning of period                      $    1.00         $    1.00         $    1.00         $    1.00
Net investment income                                        0.0478            0.0165            0.0532            0.0222
Distributions:
Dividends from net investment income                        (0.0478)          (0.0165)          (0.0532)          (0.0222)
Distributions from net realized capital gains/(loss)             --                --                --           (0.0000)#
Total dividends and distributions                           (0.0478)          (0.0165)          (0.0532)          (0.0222)
Net asset value, end of period                            $    1.00         $    1.00         $    1.00         $    1.00
Total return++                                                 4.93%             1.66%             5.45%             2.24%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                      $  27,750         $  62,617         $  27,079         $  11,955
Ratio of operating expenses to average net assets              0.55%             0.55%+            0.55%             0.55%+
Ratio of net investment income to average net assets           4.78%             4.95%+            5.33%             3.54%+
Ratio of operating expenses to average net assets
  without waivers and/or expense reimbursements                0.82%             0.84%+            0.82%             0.84%+
Net investment income per share without waivers and/or
  expense reimbursements                                  $  0.0451         $  0.0155         $  0.0505         $  0.0206


  * Nations Government Money Market Fund Investor B Shares commenced operations on May 17, 1994.
  + Annualized.
 ++ Total return represents aggregrate total return for the periods indicated
    and does not reflect the deduction of any applicable sales charges.
  # Amount represents less than $0.0001 per share.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS TAX EXEMPT FUND
                                                                YEAR            PERIOD            YEAR            PERIOD
                                                                ENDED            ENDED            ENDED            ENDED
INVESTOR B SHARES                                             03/31/97        03/31/96(a)       11/30/95         11/30/94*

Operating performance:
Net asset value, beginning of period                        $     1.00       $     1.00       $    1.00        $    1.00
Net investment income                                           0.0307           0.0106          0.0342           0.0141
Dividends from net investment income                           (0.0307)         (0.0106)        (0.0342)         (0.0141)
Total dividends and distributions                              (0.0307)         (0.0106)        (0.0342)         (0.0141)
Net asset value, end of year                                $     1.00       $     1.00       $    1.00        $    1.00
Total return++                                                    3.11%            1.06%           3.47%            1.43%
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)                          $  228,601       $  132,914       $  86,374        $       3
Ratio of operating expenses to average net assets                 0.50%            0.50%+          0.50%            0.47%+
Ratio of net investment income to average net assets              3.05%            3.15%+          3.42%            2.39%+
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                           0.75%            0.78%+          0.77%            0.79%+
Net investment income per share without waivers and/or
  expense reimbursements                                    $   0.0281       $   0.0097       $  0.0316        $  0.0118


  * Nations Tax Exempt Fund Investor B Shares commenced operations on May 17, 1994.
  + Annualized.
 ++ Total return represents aggregrate total return for the periods indicated
    and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

   Objectives

Each Money Market Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities.

NATIONS PRIME FUND: Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

NATIONS TREASURY FUND: Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

NATIONS GOVERNMENT MONEY MARKET FUND: Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

NATIONS TAX EXEMPT FUND: Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.


Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.

   How Objectives Are Pursued


NATIONS PRIME FUND: In pursuing its investment objective, the Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government ("U.S. Treasury Obligations"), other obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (together, with U.S. Treasury Obligations, "U.S. Government Obligations"), bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities and repurchase agreements relating to U.S. Government Obligations and qualified first tier money market collateral. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in guaranteed investment contracts and in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. In addition, the Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



NATIONS TREASURY FUND: In pursuing its investment objective, the Fund invests in U.S. Treasury Obligations and repurchase agreements secured by such obligations. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that such Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



NATIONS GOVERNMENT MONEY MARKET FUND: In pursuing its investment objective, the Fund invests in U.S. Government Obligations. Although the Fund may invest in repurchase agreements it does not currently intend to do so. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


NATIONS TAX EXEMPT FUND: In pursuing its investment objective, the Fund invests in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). The Fund will not knowingly purchase securities the interest on which is subject to such tax. A portion of the Fund's assets, however, may be invested in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. See "How Dividends And Distributions Are Made; Tax Information."


The Fund invests in Municipal Securities which are determined to present minimal credit risks and which at the time of purchase are considered to be of "high quality" -- E.G., rated "AA" or higher by Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA"), or Thomson BankWatch, Inc. ("BankWatch") or "Aa" or higher by Moody's Investors Service, Inc. ("Moody's"), in the case of bonds; having a long-term rating of "A" or higher from D&P, Fitch, S&P, IBCA, BankWatch or Moody's in the case of certain bonds which are lacking a short-term rating from the requisite number of nationally recognized statistical rating organizations; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable-rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, IBCA and BankWatch are the six nationally recognized statistical rating organizations (collectively, "NRSROs"). Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by Nations Fund Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B."


The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the related SAI. The non-governmental user of facilities financed by private activity bonds also is considered to be an "issuer."


The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income. As a matter of fundamental policy, under normal market conditions, at least 80% of the Fund's net assets will be invested in Municipal Securities. Investments in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not be treated as Municipal Securities in determining whether the Fund is in compliance with this 80% requirement. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."



INVESTMENT LIMITATIONS: The Funds are subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of that Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the Funds' SAIs.


Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and tax-exempt securities issued by state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in obligations of domestic banks.)

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or are privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

In addition, as a matter of non-fundamental policy, the Nations Tax Exempt Fund may not purchase any securities other than obligations the interest on which is exempt from Federal income tax and stand-by commitments with respect to such obligations. The investment objectives and policies of the Funds, unless otherwise specified, may be changed without shareholder approval. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current positions and needs.


In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.



RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS: In order for the Funds to value their investments on the basis of amortized cost (see "How The Funds
Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, (except for Nations Tax Exempt Fund) no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

   How Performance Is Shown

From time to time, a Fund may advertise the "yield" and "effective yield" of a class of shares, and Nations Tax Exempt Fund may advertise the "tax-equivalent yield" of a class of shares. YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares in a Fund refers to the income generated by an investment in such class over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of each class of shares in Nations Tax Exempt Fund shows the level of taxable yield needed to produce an after-tax equivalent to such class's tax-free yield. This is done by increasing the class's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate. The tax-equivalent yield will always be higher than the "yield" of a class of shares in Nations Tax Exempt Fund.

Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts for automatic investment or other cash management services will not be included in calculations of yield.


In addition to Investor B Shares, the Funds offer Primary A, Primary B, Investor A, Investor C and Daily Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of the Funds' shares. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


   How The Funds Are Managed

The business and affairs of each of Nations Fund Trust and Nations Fund, Inc. are managed under the direction of its Board of Trustees and Board of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc.'s SAI contains the names of and general background information concerning each Director of Nations Fund, Inc.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s Board of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Fund, if the Adviser believes that the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship. For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .25% of the first $250 million of the combined average daily net assets of both Nations Prime Fund and Nations Treasury Fund, plus .20% of the combined average daily net assets of such Funds in excess of $250 million; and .40% of the average daily net assets of each of Nations Government Money Market Fund and Nations Tax Exempt Fund.



For the services provided pursuant to sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of .055% of the average daily net assets of each Fund.


From time to time, NBAI (and/or TradeStreet) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.


For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Government Money Market Fund -- .14% and Nations Tax Exempt
Fund -- .16%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Prime Fund -- .16% and Nations Treasury Fund -- .16%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Goverment Money Market Fund -- .055%, Nations Tax Exempt Fund -- .055%, Nations Prime Fund -- .055% and Nations Treasury Fund -- .055%.


Melinda Allen Crosby is a Product Manager, Municipal Fixed Income Management for TradeStreet and is Portfolio Manager for Nations Tax Exempt Fund. She has been Portfolio Manager for Nations Tax Exempt Fund since 1991. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1973. Her past experience includes consulting and municipal credit analysis for NationsBank Capital Markets. Ms. Crosby received a B.A. in Business Administration from the University of North Carolina at Charlotte and an M.B.A. from the McColl School of Business, Queens College. She was a founding member and past president of the Southern Municipal Finance Society and participated in the establishment of the National Federation of Municipal Analysts.


Sandra L. Duck is a Product Manager, Money Market Management for TradeStreet and is Portfolio Manager for Nations Treasury Fund and Nations Government Money Market Fund. She has been Portfolio Manager for these Funds since 1993. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Duck has worked in the investment community since 1980. Her past experience includes product management and trading for Interstate/Johnson Lane and First Charlotte Corporation. Ms. Duck graduated from King's College.


Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Prime Fund. She has been Portfolio Manager for Nations Prime Fund since 1988. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.


Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.



First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, First Data provides various administrative and accounting services to the Funds, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Funds. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to
 .10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Government Money Market Fund -- .09% and Nations Tax Exempt Fund -- .09%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- .09% and Nations Treasury
Fund -- .09%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.


Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor B Shares of the Funds. See "Shareholder Servicing And Distribution Plans."



NationsBank of Texas, N.A. ("NationsBank of Texas") and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as Custodian for the assets of all Nations Funds, except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly-owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Nations Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-costodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.


First Data serves as transfer agent (the "Transfer Agent") for each Fund's Investor B Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.


Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.



EXPENSES: The accrued expenses of each Fund, as well as certain expenses attributable to Investor B Shares, are deducted from accrued income before dividends are declared. The respective Funds' expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; Directors' or Trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor B Shares may bear certain class specific expenses and also bear certain additional shareholder service and distribution costs. Any general expenses of Nations Fund Trust and/or of Nations Fund, Inc. that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust and/or of Nations Fund, Inc. or in such other manner as the Board of Trustees or Board of Directors deems appropriate.

   Organization And History
The Funds are members of the Nations Funds
Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer six classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. This Prospectus relates only to the Investor B Shares of Nations Government Money Market Fund and Nations Tax Exempt Fund of Nations Fund Trust. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Selling Agent (as defined below) or Nations Funds at 1-800-321-7854.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund and shareholders of a fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See Nations Fund Trust's SAI for examples of instances where the 1940 Act requires voting by fund.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which consists of separate classes of shares. This Prospectus relates only to the Investor B Shares of Nations Prime Fund and Nations Treasury Fund of Nations Fund, Inc. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Selling Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of Directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of Nations Fund, Inc.'s outstanding shares. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.

As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings, except when required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosure on two separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust and Nations Fund, Inc. have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment

   How To Buy Shares


The Funds have established various procedures for purchasing Investor B Shares in order to accommodate different investors. Purchase orders may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").


There is a minimum initial investment of $25,000 in the Funds; the minimum subsequent investment is $1,000, except for investments pursuant to the Systematic Investment Plan described below and reinvested dividends. Investor B Shares of the Money Market Funds are purchased at net asset value per share without the imposition of a sales charge. Purchases may be effected only on days on which the Federal Reserve Bank of New York is open for business (a "Business Day").

The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor

B Shares. Selling Agents and Servicing Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens, and Nations Funds may agree to voluntarily reduce the fees payable for shareholder services and sales support services. See "Shareholder Servicing And Distribution Plans." Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor B Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.


EFFECTIVE TIME OF PURCHASES: Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or by the Transfer Agent. A purchase order must be received by Stephens or by the Transfer Agent by 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund). Absent prior arrangement with Stephens or the Transfer Agent, purchase orders received after such time on any given day will not be accepted; notice thereof will be given to the Agent transmitting the order, and any funds received will be returned promptly to the sending Agent. Any late purchase orders that are not rejected pursuant to such a prior arrangement will be executed on the following Business Day. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. Investor B Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent.


The Agents are responsible for transmitting orders for purchases by their Customers and delivering required funds on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.



SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor B Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. The systematic investment amount may be in any amount from $500. For more information concerning the SIP, contact your Selling Agent.



TELEPHONE TRANSACTIONS: An investor may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

   How To Redeem Shares


Redemption orders should be transmitted by telephone or in writing through the same Selling Agent that transmitted the original purchase order. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent. The Selling Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customer's account with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds.


Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), and payment will normally be wired the same day to Selling Agents. Nations Funds reserves the right to wire redemption proceeds within three Business Days after receiving the redemption orders if, in the judgment of NationsBank, an earlier payment could adversely impact a Fund. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. Redemption orders received by Stephens or by the Transfer Agent after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), will be processed on the next Business Day.


Nations Funds may redeem a shareholder's
Investor B Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor B Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



CHECKWRITING PRIVILEGES: Free checkwriting is available with respect to Investor B Shares of the Funds. With this service, a shareholder may write checks in the amount of $500 or more. To obtain checks, a shareholder must complete the signature section included within the Account Application Form. To establish this checkwriting service after opening an account in one of the Funds, the shareholder must contact his/her Selling Agent by telephone or mail to obtain an Application Form. A shareholder will receive the dividends and distributions declared on the shares to be redeemed up to the day that a check is presented to the Custodian for payment. Upon 30 days' prior written notice to shareholders, the checkwriting privilege may be modified or terminated. An investor cannot close an account in a Fund by writing a check.



AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of a Fund if the value of the Investor B Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $500 on or about the 10th or 25th day of the applicable month of withdrawal. Investor B Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Selling Agent or by Nations Funds at any time.


   How To Exchange Shares

The exchange feature enables a shareholder of Investor B Shares of a Money Market Fund to acquire Investor B Shares of another Money Market Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Investor B Shares for Investor B Shares of another Money Market Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.


The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the Selling Agent through which the original shares were purchased. Investors should consult their Selling Agent or Stephens for further information regarding exchanges.

Investor B Shares may be exchanged by directing a request directly to the Selling Agent through which the original Investor B Shares were purchased or in some cases Stephens or the Transfer Agent. Investors should consult their Selling Agent or Stephens for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Selling Agent.

   Shareholder Servicing And Distribution
   Plans


SHAREHOLDER SERVICING PLAN: The Funds' shareholder servicing plan ("Servicing Plan") permits each Fund to compensate Servicing Agents for certain shareholder support services that are provided by the Servicing Agents to their Customers that own Investor B Shares. Payments under the Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors or the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of a Fund's Investor B Shares. The shareholder services provided by Servicing Agents may include general shareholder liaison services; processing purchase, exchange and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from a Fund on behalf of Customers; providing sales information periodically to Customers, including information showing their positions in Investor B Shares; providing sub-accounting with respect to Investor B Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Investor B Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.

Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Funds' Servicing Plan described above and the terms of the Servicing Agreements. See the SAIs for more details on the Servicing Plan.


DISTRIBUTION PLAN: Pursuant to Rule 12b-1 under the 1940 Act, the Directors and Trustees also have approved a Distribution Plan with respect to Investor B Shares of the Funds. Pursuant to the Distribution Plan, each Fund may compensate or reimburse Stephens for expenses incurred in connection with sales support services. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors or Board of Trustees provided that the annual rate may not exceed 0.10% of the average daily net asset value of a Fund's Investor B Shares. Payments to Stephens pursuant to the Distribution Plan will be used (i) to compensate Selling Agents for providing sales support assistance relating to Investor B Shares, (ii) for promotional activities intended to result in the sale of Investor B Shares such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor B Shares. Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.


Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Investor B Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed 1.00% of the offering price per share on all sales of Investor B Shares as an expense of Stephens or for which Stephens may be reimbursed under the Investor B Plan. Any such additional consideration or incentive program may be terminated at any time by Stephens.



In addition, Stephens has established a non-cash compensation program pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Funds' Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAIs for more details on the Distribution Plan.


Nations Funds understands that Selling Agents and/or Servicing Agents may charge fees to their Customers who are the owners of Investor B Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agents by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers of Agents should read this Prospectus in light of the terms governing their accounts with their Agents.


   How The Funds Value Their Shares

The net asset value of a share of each class of shares in a Fund is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day.


The assets of each Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.


   How Dividends And Distributions Are
   Made; Tax Information

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of each Fund are declared daily to shareholders at 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), on the day of declaration. Investor B Shares begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (E.G., the settlement date). Dividends are paid within five Business Days after the end of each month. Dividends are paid in the form of additional Investor B Shares of the same Fund unless the Customer has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Fund's Transfer Agent and will become effective with respect to dividends paid after its receipt. Your dividend election may be governed by your account agreement with your Selling Agent. Dividends are paid in cash within five Business Days after a shareholder's complete redemption of his/her

Investor B Shares in a Fund. To the extent that there are any net short-term capital gains, they will be paid at least annually.

Each Fund's net investment income available for distribution to the holders of Investor B Shares will be reduced by the amount of sales support and shareholder servicing fees paid to Selling Agents and Servicing Agents, respectively. Each Fund's net investment income available for distribution to the holders of Investor B Shares will be reduced by the amount of retail transfer agency fees allocated to Investor B Shares.

TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax on amounts distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by the Nations Prime Fund, Nations Treasury Fund and Nations Government Money Market Fund will be taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an IRA are generally deferred under the Code.) These distributions will not qualify for the dividends received deduction for corporate shareholders.

Dividends received from Nations Treasury Fund and Nations Government Money Market Fund may qualify as tax-exempt dividends for state income tax purposes in some states. The Funds do not expect to realize any long-term capital gains, and therefore, do not expect to distribute any capital gains dividends.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends (and capital gains, if applicable) paid during the prior year. Such dividends (and capital gains) may be subject to state and local taxes.

Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of tax. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.


NATIONS TAX EXEMPT FUND: As a regulated investment company, Nations Tax Exempt Fund is permitted to pass through to its shareholders tax-exempt income ("exempt-interest dividends") subject to certain requirements which the Fund intends to satisfy. The Fund does not intend to earn investment company taxable income or long-term capital gains; to the extent that it does earn taxable income or realize long-term capital gains, distributions to shareholders from such sources will be subject to Federal income tax. Exempt-interest dividends may be treated by shareholders as items of interest excludable from their federal gross income under Section 103(a) of the Code unless, under the circumstances applicable to the particular shareholder, the exclusion would be disallowed. (See Nations Fund Trust's SAI under "Additional Information Concerning Taxes.") Distributions of net investment income by Nations Tax Exempt Fund may be taxable to investors under state or local law even though a substantial portion of such distribution may be derived from interest on tax-exempt obligations which, if real-ized directly, would be exempt from such income taxes.

The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAIs.


   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.
ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.


Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the related SAI.



Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.



BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Nations Prime Fund generally limits investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.



Nations Prime Fund may invest up to 100% of its assets in obligations issued by banks. Nations Treasury Fund and Nations Government Money Market Fund will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase. Nations Prime Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).

Eurodollar, Yankee dollar, and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.


BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, certain of the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements may be
considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, each of the Funds (except Nations Tax Exempt Fund) may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.


At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities ("U.S. Government Securities"), or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Funds only enter into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, a Fund's asset coverage and other factors at the time of a reverse repurchase, the Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Currently, Nations Treasury Fund has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.


COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. The Nations Prime Fund will limit purchases of commercial instruments to instruments which: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by Nations Fund, Inc.'s Board of Directors on the advice of the Adviser.

Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


FOREIGN SECURITIES: Foreign securities include debt obligations (dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, dividends and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.

The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Money Market Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the Funds sells their shares. Repurchase agreements, time de-posits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by the Nations Prime Fund may be subject to this limitation.

If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which are issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obliga-tions of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instrument. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. An issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.

In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to Municipal Securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and without intending to exercise its rights thereunder for trading purposes.

A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.

A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transacations to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Boards. Nations Tax Exempt Fund may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Although each Fund does not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities that are payable solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.


OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.



REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.


SHORT-TERM TRUST OBLIGATIONS: Nations Prime Fund may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by the trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.


The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.


VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. The Funds will invest in securities with demand features where (a) the security or its issuer has received a short-term rating from an NRSRO; and (b) the issuer of the demand feature, or another institution, undertakes to notify promptly the holder of the security in the event that the demand feature is substituted with a demand feature provided by another issuer. (Note, however, that certain securities first issued on or before June 3, 1996 are not subject to these rating and notice requirements.) An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description Of Ratings

The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


The following summarizes the two highest rating categories used by Fitch for short-term obligations:

     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.


The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term ratings described above.

For commercial paper, Fitch uses the short-term ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is very high.

     AA -- The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

The following summarizes the three highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the two highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.


     A1 -- Obligations supported by the highest capacity for timely repayment.

Prospectus


                                  INVESTOR B SHARES
                                     AUGUST 1, 1997



This Prospectus describes NATIONS VALUE FUND,
NATIONS EQUITY INCOME FUND, NATIONS BALANCED ASSETS
FUND, NATIONS CAPITAL GROWTH FUND, NATIONS EMERGING
GROWTH FUND, NATIONS SMALL COMPANY GROWTH FUND AND
NATIONS DISCIPLINED EQUITY FUND (the "Funds") of
Nations Fund Trust and Nations Fund, Inc., each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations
Funds Family"). This Prospectus describes one class of shares of the Funds -- Investor B Shares
(formerly Investor N Shares).



This Prospectus sets forth concisely the                   GROWTH AND
information about the Funds that a prospective             INCOME FUNDS:
purchaser of Investor B Shares should consider             Nations Value Fund
before investing. Investors should read this               Nations Equity
Prospectus and retain it for future reference.              Income Fund
Additional information about Nations Fund Trust and        Nations Balanced
Nations Fund, Inc. is contained in separate                Assets Fund
Statements of Additional Information (the "SAIs"),
that have been filed with the Securities and               GROWTH FUNDS:
Exchange Commission (the "SEC") and are available          Nations Capital
upon request without charge by writing or calling           Growth Fund
Nations Funds at its address or telephone number           Nations Emerging
shown below. The SAIs for Nations Fund Trust and            Growth Fund
Nations Fund, Inc., each dated August 1, 1997, are         Nations Small
incorporated by reference in their entirety into            Company Growth Fund
this Prospectus. The SEC maintains a Web site              Nations Disciplined
(http://www.sec.gov) that contains the SAIs,                Equity Fund
material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or
TradeStreet as the context may require.


SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

                                                      For Fund information call:
                                                      1-800-321-7854
THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE            Nations Funds
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR    c/o Setphens Inc.
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY     One NationsBank Plaza
STATE SECURITIES COMMISSION PASSED UPON THE           33rd Floor
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY          Charlotte, NC 28255
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.                                       (Nations Funds Logo appears here)


NSI-96144-897

                             Table  Of  Contents
About The
    Funds
                             Prospectus Summary                                3

                             Expenses Summary                                  5


                             Financial Highlights                              7


                             Objectives                                       13


                             How Objectives Are Pursued                       14


                             How Performance Is Shown                         21


                             How The Funds Are Managed                        22


                             Organization And History                         26


About Your
Investment

                             How To Buy Shares                                28


                             How To Redeem Shares                             30


                             How To Exchange Shares                           33


                             Shareholder Servicing And Distribution Plans     34


                             How The Funds Value Their Shares                 35


                             How Dividends And Distributions Are Made; Tax
                             Information                                      36


                             Appendix A -- Portfolio Securities               37


                             Appendix B -- Description Of Ratings             45


                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE
                             FUNDS' SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

o TYPE OF COMPANIES: Open-end management investment companies.

o INVESTMENT OBJECTIVES AND POLICIES:

  o Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.

  o Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields.

  o Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

  o Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.

  o Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

  o Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.

  o Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Funds. See "How The Funds Are Managed."


o DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Value Fund and Nations Small
  Company Growth Fund. Nations Balanced Assets Fund and Nations Emerging Growth Fund declare and pay dividends from net investment income each calendar quarter. Each Fund's net realized apital gains, including net short-term capital gains are distributed at least annually.


o RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Fund holds may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index (as defined below) and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue. Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and "Appendix A -- Portfolio Securities."


o MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction -- Individual Retirement Accounts. Minimum subsequent investment is $100, except for investments pursuant to the systematic investment plan. See "How To Buy Shares."

   Expenses Summary


Expenses are one of several factors to consider when investing in the Funds. The following table summarizes shareholder transaction and operating expenses for Investor B Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.

INVESTOR B SHARES

                                                                                                                         Nations
                                                     Nations          Nations                                             Small
                                    Nations          Equity          Balanced          Nations          Nations          Company
                                     Value           Income           Assets       Capital Growth   Emerging Growth      Growth
                                     Fund             Fund             Fund             Fund             Fund             Fund
SHAREHOLDER TRANSACTION
  EXPENSES

Sales Load Imposed on
  Purchases                            None             None             None             None             None             None
Maximum Deferred Sales Charge
  (as a percentage of the
  lower of the original
  purchase price or redemption
  proceeds)(1)                         5.00%            5.00%            5.00%            5.00%            5.00%            5.00%

ANNUAL FUND
OPERATING EXPENSES
(as a percentage of
average net assets)

Management Fees (After Fee
  Waivers)                              .75%             .67%             .75%             .75%             %.75             .75%
Rule 12b-1 Fees                         .75%             .75%             .75%             .75%             .75%             .75%
Shareholder Servicing Fees              .25%             .25%             .25%             .25%             .25%             .25%
Other Expenses                          .19%             .22%             .25%             .21%             .23%             .20%
Total Operating Expenses
  (After Fee Waivers)                  1.94%            1.89%            2.00%            1.96%            1.98%            1.95%

                                    Nations
                                  Disciplined
                                    Equity
                                     Fund
SHAREHOLDER TRANSACTION
  EXPENSES
Sales Load Imposed on
  Purchases                            None
Maximum Deferred Sales Charge
  (as a percentage of the
  lower of the original
  purchase price or redemption
  proceeds)(1)                         5.00%
ANNUAL FUND
OPERATING EXPENSES
(as a percentage of
average net assets)
Management Fees (After Fee
  Waivers)                              .75%
Rule 12b-1 Fees                         .75%
Shareholder Servicing Fees              .25%
Other Expenses                          .25%
Total Operating Expenses
  (After Fee Waivers)                  2.00%



(1) Investor B Shares purchased prior to January 1, 1996 or after July 31, 1997 are subject to the Deferred Sales Charge as set forth in the applicable schedule. The Maximum Deferred Sales Charge is 5.00% in the first year after purchase, declining to 1.00% in the sixth year after purchase and eliminated thereafter. For the applicable Deferred Sales Charge schedule see "How to Redeem Shares -- Contingent Deferred Sales Charge."

EXAMPLES:

An investment of $1,000 would incur the following expenses, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                        Nations            Nations            Nations            Nations
                                     Nations            Equity            Balanced            Capital           Emerging
                                      Value             Income             Assets             Growth             Growth
                                      Fund               Fund               Fund               Fund               Fund
1 Year                              $      70          $      69          $      70          $      70          $      70
3 Years                             $      91          $      89          $      93          $      92          $      92
5 Years                             $     125          $     122          $     128          $     126          $     127
10 Years                            $     226          $     221          $     233          $     229          $     231

                                     Nations
                                      Small             Nations
                                     Company          Disciplined
                                     Growth             Equity
                                      Fund               Fund
1 Year                              $      70          $      70
3 Years                             $      91          $      93
5 Years                             $     125          $     128
10 Years                            $     227          $     233


An investment of $1,000 would incur the following expenses, assuming a 5% annual return and no redemption.

                                                        Nations            Nations            Nations            Nations
                                     Nations            Equity            Balanced            Capital           Emerging
                                      Value             Income             Assets             Growth             Growth
                                      Fund               Fund               Fund               Fund               Fund
1 Year                              $      20          $      19          $      20          $      20          $      20
3 Years                             $      61          $      59          $      63          $      62          $      62
5 Years                             $     105          $     102          $     108          $     106          $     107
10 Years                            $     226          $     221          $     233          $     229          $     231

                                     Nations
                                      Small             Nations
                                     Company          Disciplined
                                     Growth             Equity
                                      Fund               Fund
1 Year                              $      20          $      20
3 Years                             $      61          $      63
5 Years                             $     105          $     108
10 Years                            $     227          $     233



The purpose of the foregoing table is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in the Funds will bear either directly or indirectly. The figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. The "Other Expenses" figures in the above table are based on estimates for the current fiscal year. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management or other fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses.



Absent fee waivers, "Management Fees" and "Total Operating Expenses" for Investor B Shares of Nations Small Company Growth Fund would have been 1.00% and 2.20%, respectively. If fee waivers and/or expense reimbursements are discontinued, the amounts contained in the "Examples" above may increase. Long-term shareholders of the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed."


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Financial Highlights
The financial information on the following pages has been derived from the audited financial statements of Nations Fund Trust and Nations Fund, Inc. Price Waterhouse LLP is the independent accountant to Nations Fund Trust and Nations Fund, Inc. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund Trust and Nations Fund, Inc. accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. For more information see "Organization And History." Shareholders of the Funds will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent accountant.



Information for Investor B Shares of Nations Small Company Growth Fund has been derived from the audited financial statements dated May 16, 1997 for the Class B Shares of The Pilot Funds' Pilot Small Capitalization Equity Fund, the predecessor fund to Nations Small Company Growth Fund. This information has been audited by Arthur Andersen LLP and is provided to help you understand the historical performance of the Fund and its predecessor. The reports of Arthur Andersen LLP accompany the financial statements dated May 16, 1997 and are incorporated by reference in the related SAI, which is available upon request.


FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS VALUE FUND

                                                      YEAR           PERIOD           YEAR            YEAR            PERIOD
INVESTOR B SHARES (FORMERLY INVESTOR                 ENDED           ENDED           ENDED            ENDED           ENDED
  N SHARES)                                         3/31/97       03/31/96(a)       11/30/95        11/30/94        11/30/93*
Operating performance:
Net asset value, beginning of period              $   16.55       $   16.15       $   12.94        $   13.71       $   13.08
Net investment income                                  0.14            0.03            0.17             0.15            0.11
Net realized and unrealized gain/(loss) on
  investments                                          2.68            1.05            3.89            (0.22)           0.63
Net increase/(decrease) in net asset value from
  operations                                           2.82            1.08            4.06            (0.07)           0.74
Distributions:
Dividends from net investment income                  (0.14)          (0.06)          (0.18)           (0.16)          (0.11)
Distributions from net realized capital gains         (1.42)          (0.62)          (0.67)           (0.54)             --
Total dividends and distributions                     (1.56)          (0.68)          (0.85)           (0.70)          (0.11)
Net asset value, end of period                    $   17.81       $   16.55       $   16.15        $   12.94       $   13.71
Total return++                                        17.21%           6.90%          33.55%           (0.69)%          5.65%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $  99,999       $  88,861       $  83,699        $  42,530       $  10,449
Ratio of operating expenses to average net
  assets                                               1.72%(c)        1.71%+          1.69%            1.68%           1.71%+
Ratio of net investment income to average net
  assets                                               0.76%           0.55%+          1.15%            1.10%           1.23%+
Portfolio turnover rate                                  47%             12%             63%              75%             64%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       1.72%(c)        1.71%+          1.69%            1.68%           1.72%+
Net investment income per share without waivers
  and/or expense reimbursements                   $    0.14(c)    $    0.03       $    0.17        $    0.15       $    0.11
Average commission rate paid (b)                  $  0.0649       $  0.0648             N/A              N/A             N/A



 *  Nations Value Fund Investor B Shares commenced operations on June 7, 1993.

 +  Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.

(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS EQUITY INCOME FUND

                                                        YEAR              PERIOD              YEAR               PERIOD
INVESTOR B SHARES (FORMERLY INVESTOR                    ENDED              ENDED              ENDED              ENDED
  N SHARES)                                           03/31/97          03/31/96(a)         05/31/95           05/31/94*
Operating performance:
Net asset value, beginning of period                $    13.10         $    11.77          $   11.40          $   11.98
Net investment income                                     0.31               0.22               0.34               0.37
Net realized and unrealized gain on investments           1.57               1.76               1.11               0.22
Net increase in net asset value resulting from
  operations                                              1.88               1.98               1.45               0.59
Distributions:
Dividends from net investment income                     (0.32)             (0.28)             (0.35)             (0.36)
Distributions from net realized capital gains            (2.41)             (0.37)             (0.73)             (0.81)
Total dividends and distributions                        (2.73)             (0.65)             (1.08)             (1.17)
Net asset value, end of period                      $    12.25         $    13.10          $   11.77          $   11.40
Total return++                                           14.76%             17.21%             14.03%              4.84%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                $  108,055         $  104,026          $  75,371          $  46,043
Ratio of operating expenses to average net
  assets                                                  1.66%(c)           1.65%+             1.67%              1.69%+
Ratio of net investment income to average net
  assets                                                  2.34%              2.09%+             3.00%              2.66%+
Portfolio turnover rate                                    102%                59%               158%               116%
Ratio of operating expenses to average net
  assets without waivers
  and/or expense reimbursements                           1.66%(c)           1.65%+             1.68%              1.70%+
Net investment income per share without waivers
  and/or expense reimbursements                     $     0.31(c)      $     0.22          $    0.34          $    0.37
Average commission rate paid (b)                    $   0.0609         $   0.0287                N/A                N/A



 *  Nations Equity Income Investor B Shares commenced operations on June 7,
    1993.

 +  Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.

(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS BALANCED ASSETS FUND

                                                      YEAR           PERIOD           YEAR            YEAR            PERIOD
                                                     ENDED           ENDED           ENDED            ENDED           ENDED
INVESTOR B SHARES (FORMERLY INVESTOR N SHARES)      03/31/97      03/31/96(a)       11/30/95        11/30/94        11/30/93*
Operating performance:
Net asset value, beginning of period              $   11.62       $   12.63       $   10.40        $   10.85       $   10.61
Net investment income                                  0.29            0.09            0.28             0.17            0.14
Net realized and unrealized gain/(loss) on
  investments                                          1.04            0.45            2.22            (0.44)           0.23
Net increase/(decrease) in net asset value from
  operations                                           1.33            0.54            2.50            (0.27)           0.37
Distributions:
Dividends from net investment income                  (0.30)          (0.14)          (0.25)           (0.18)          (0.13)
Distributions from net realized capital gains         (1.54)          (1.41)          (0.02)              --              --
Total dividends and distributions                     (1.84)          (1.55)          (0.27)           (0.18)          (0.13)
Net asset value, end of period                    $   11.11       $   11.62       $   12.63        $   10.40       $   10.85
Total return++                                        11.62%           4.69%          24.35%           (2.51)%          3.45%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $  64,058       $  65,764       $  65,275        $  52,905       $  27,982
Ratio of operating expenses to average net
  assets                                               1.75%(c)        1.75%+          1.74%            1.73%           1.65%+
Ratio of net investment income to average net
  assets                                               2.56%           2.16%+          2.50%            1.56%           2.07%+
Portfolio turnover rate                                 264%             83%            174%             156%             50%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       1.75%(c)        1.75%+          1.74%            1.74%           1.72%+
Net investment income per share without waivers
  and/or expense reimbursements                   $    0.29(c)    $    0.09       $    0.28        $    0.17       $    0.14
Average commission rate paid (b)                  $  0.0563       $  0.0598             N/A              N/A             N/A



 * Nations Balanced Assets Fund Investor B Shares commenced operations on June 7, 1993.

 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.

(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS CAPITAL GROWTH FUND

                                                      YEAR           PERIOD           YEAR            YEAR            PERIOD
                                                     ENDED           ENDED           ENDED           ENDED            ENDED
INVESTOR B SHARES (FORMERLY INVESTOR N SHARES)     03/31/97#      03/31/96(a)       11/30/95        11/30/94        11/30/93*
Operating performance:
Net asset value, beginning of period              $   13.31       $   14.15       $   11.17       $   11.05        $   10.55
Net investment income/(loss)                          (0.08)          (0.02)          (0.03)          (0.01)           (0.01)
Net realized and unrealized gain on investments        1.63            0.37            3.27            0.13             0.53
Net increase in net asset value from operations        1.55            0.35            3.24            0.12             0.52
Distributions:
Dividends from net investment income                     --              --              --              --            (0.02)
Distributions from net realized capital gains         (3.39)          (1.19)          (0.26)          (0.00)(b)           --
Total dividends and distributions                     (3.39)          (1.19)          (0.26)          (0.00)(b)        (0.02)
Net asset value, end of period                    $   11.47       $   13.31       $   14.15       $   11.17        $   11.05
Total return++                                        10.68%           2.77%          29.80%           1.12%            4.95%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $  41,933       $  41,045       $  40,868       $  23,591        $   9,511
Ratio of operating expenses to average net
  assets                                               1.96%(d)        1.96%+          1.98%           1.90%            1.80%+
Ratio of net investment income/(loss) to
  average net assets                                  (0.61)%         (0.62)%+        (0.29)%         (0.15)%          (0.16)%+
Portfolio turnover rate                                  75%             25%             80%             56%              81%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       1.96%           1.96%+          1.98%           1.91%            1.89%+
Net investment income/(loss) per share without
  waivers and/or expense reimbursements           $   (0.08)      $   (0.02)      $   (0.03)      $   (0.01)       $   (0.02)
Average commission rate paid (c)                  $  0.0604       $  0.0632             N/A             N/A              N/A



 * Nations Capital Growth Fund Investor B Shares commenced operations on June 7, 1993.

 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) Average commission rate paid per share of securities purchased and sold by the Fund.

(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS EMERGING GROWTH FUND

                                                      YEAR           PERIOD           YEAR            YEAR            PERIOD
                                                     ENDED           ENDED           ENDED           ENDED            ENDED
INVESTOR B SHARES (FORMERLY INVESTOR N SHARES)     03/31/97#      03/31/96#(a)      11/30/95       11/30/94#        11/30/93*
Operating performance:
Net asset value, beginning of period              $   13.61       $   13.93       $   11.24       $   10.82        $    9.88
Net investment income/(loss)                          (0.18)          (0.05)          (0.07)          (0.14)           (0.02)
Net realized and unrealized gain on investments        0.20            1.23            3.16            0.70             0.96
Net increase in net asset value from operations        0.02            1.18            3.09            0.56             0.94
Distributions:
Distributions from net realized capital gains         (1.34)          (1.50)          (0.40)          (0.14)              --
Total dividends and distributions                     (1.34)          (1.50)          (0.40)          (0.14)              --
Net asset value, end of period                    $   12.29       $   13.61       $   13.93       $   11.24        $   10.82
Total return++                                        (0.57)%          9.52%          28.75%           5.17%            9.51%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $  33,342       $  34,989       $  32,349       $  15,909        $   3,594
Ratio of operating expenses to average net
  assets                                               1.98%(c)        1.99%+          1.98%           2.01%            1.80%+
Ratio of net investment income/(loss) to
  average net assets                                  (1.26)%         (1.06)%+        (0.92)%         (1.29)%          (1.15)%+
Portfolio turnover rate                                  93%             39%            139%            129%             159%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       1.98%(c)        1.99%+          1.98%           2.01%            2.01%+
Net investment income/(loss) per share without
  waivers and/or expense reimbursements           $   (0.18)(c)       (0.05)      $   (0.07)      $   (0.09)       $   (0.03)
Average commission rate paid (b)                  $  0.0562       $  0.0599             N/A             N/A              N/A


 * Nations Emerging Growth Fund Investor B Shares commenced operations on June 7, 1993.

 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Average commission rate paid per share of securities purchased and sold by the Fund.

(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR B SHARES OUTSTANDING THROUGHOUT THE PERIOD


NATIONS SMALL COMPANY GROWTH FUND

                                                                                             PERIOD          PERIOD
                                                                                             ENDED           ENDED
INVESTOR B SHARES*                                                                          05/16/97      08/31/96(a)
Operating performance:
Net asset value, beginning of the period                                                  $   10.65       $   10.00
Net investment income (loss)                                                                  (0.03)           0.01
Net realized and unrealized gain on investments and futures                                    1.46            0.65
Total income from investment activities                                                        1.43            0.66
Distributions from net investment income                                                         --           (0.01)
Distributions from net realized capital gains                                                 (0.05)             --
Total dividends and distributions                                                             (0.05)          (0.01)
Net asset value at the end of the period                                                  $   12.03       $   10.65
Total return (b)                                                                              13.43%           6.65%
Ratios of expenses to average net assets                                                       1.97%(c)        2.01%(c)
Ratio of net investment income to average net assets                                          (0.45)%(c)      (0.07)%(c)
Portfolio turnover rate (e)                                                                      48%             31%
Net assets at end of period (in 000's)                                                    $   2,635       $   1,878
Ratio of expenses to average net assets (assuming no waiver or expense reimbursements)         2.41%(c)        2.44%(c)
Ratio of net investment income to average net assets (assuming no waiver or expense
  reimbursements)                                                                             (0.89)%(c)      (0.50)%(c)
Average Commission Rate (d)                                                               $  0.0323       $  0.0340



 * Investor B Shares of Nations Small Company Growth Fund were formerly Class B Shares of the Pilot Small Capitalization Equity Fund, a predecessor portfolio.


(a) Share activity commenced December 12, 1995.


(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken for Class B Shares. Total return is not annualized.


(c) Annualized.
(d) The average commission rate represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.
(e) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS DISCIPLINED EQUITY FUND

                                                                   YEAR            PERIOD            YEAR             PERIOD
                                                                   ENDED            ENDED            ENDED            ENDED
INVESTOR B SHARES (FORMERLY INVESTOR N SHARES)                   03/31/97        03/31/96(a)       11/30/95         11/30/94*
Operating performance:
Net asset value, beginning of period                            $   17.00        $   16.89        $   13.02        $   12.77
Net investment income/(loss)                                        (0.05)           (0.01)            0.03            (0.02)
Net realized and unrealized gain/(loss) on investments               2.76             0.35             3.87             0.28
Net increase/(decrease) in net asset value from operations           2.71             0.34             3.90             0.26
Distributions:
Dividends from net investment income                                   --               --            (0.03)           (0.01)
Distributions from net realized capital gains                       (1.51)           (0.23)              --               --
Return of capital                                                      --               --               --            (0.00)(b)
Total dividends and distributions                                   (1.51)           (0.23)           (0.03)           (0.01)
Net asset value, end of period                                  $   18.20        $   17.00        $   16.89        $   13.02
Total return++                                                      15.86%            2.08%           29.94%            2.02%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                            $  20,257        $  18,412        $  16,874        $     177
Ratio of operating expenses to average net assets                    2.04%(d)         2.02%+           2.30%            2.09%+
Ratio of net investment income/(loss) to average net assets         (0.30)%          (0.18)%+         (0.15)%          (0.84)%+
Portfolio turnover rate                                               120%              47%             124%             177%
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                              2.04%            2.02%+           2.30%            2.52%+
Net investment income/(loss) per share without waivers
  and/or expense reimbursements                                 $   (0.05)           (0.01)       $    0.03        $   (0.03)
Average commission rate paid (c)                                $  0.0377        $  0.0627              N/A              N/A



 * Nations Disciplined Equity Fund Investor B Shares commenced operations on May 20, 1994.

 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) Average commission rate paid per share of securities purchased and sold by the Fund.

(d) The effect of interest expense on the operating expense ratio was less than 0.01%.


   Objectives

GROWTH AND INCOME FUNDS:

NATIONS VALUE FUND: Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.

NATIONS EQUITY INCOME FUND: Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields.

NATIONS BALANCED ASSETS FUND: Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

GROWTH FUNDS:
NATIONS CAPITAL GROWTH FUND: Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.

NATIONS EMERGING GROWTH FUND: Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.


NATIONS SMALL COMPANY GROWTH FUND: Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.


NATIONS DISCIPLINED EQUITY FUND: Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.


Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.


   How Objectives Are Pursued

GROWTH AND INCOME FUNDS:

NATIONS VALUE FUND: The Fund invests in stocks drawn from a broad universe of companies monitored by the Adviser. The Adviser closely monitors these companies, rating them for quality and projecting their future earnings and dividends as well as other factors. To qualify for purchase, an issuer would normally have a market capitalization of $500 million or more and have an average daily trading volume of at least $3 million. These requirements are generally considered by the Adviser to be adequate to support normal purchase and sale activity without materially affecting prevailing market prices of the issuer's shares. The Adviser also analyzes key financial ratios that measure the growth, profitability, and leverage of such issuers that it believes will help maintain a portfolio of above-average quality.

Stocks are selected from this universe based on the Adviser's judgment of their total return potential. The Adviser buys stocks that it believes are undervalued relative to the overall stock market. The principal factor considered by the Adviser in making these determinations is the ratio of a stock's price to earnings relative to corresponding ratios of other stocks in the same industry or economic sector. The Adviser believes that companies with lower price-to-earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. The Adviser will attempt to temper risk by broad diversification among economic sectors and industries. Through this strategy, the Fund pursues above-average returns while seeking to avoid above-average risks.

The Fund invests under normal market conditions at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stock, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its assets in foreign securities. The Fund also may hold up to 20% of its total assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), and investment grade securities of domestic companies. Obligations with the lowest investment grade rating (E.G. rated "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investor's Service, Inc. ("Moody's")) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


NATIONS EQUITY INCOME FUND: The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than provided by the stocks in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")(1) with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market (S&P 500 Index) on a comparable risk basis.


New purchases for the Fund will generally be made in equity securities that:

o are income producing;
o appear undervalued relative to the S&P 500 Index on a risk adjusted basis;
  and
o have favorable trends in personal stock ownership by the underlying company's officers and/or directors.

To achieve its objective, the Fund, under normal circumstances, will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (I.E., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The securities held by the Fund generally will be listed on a national exchange or, if not so listed, will usually have an established over-the-counter market.

In order to further enhance its income, the Fund also may invest its assets in fixed income securities (corporate and government bonds of various maturities), preferred stocks and warrants. The Fund may invest in debt securities that are considered investment grade (E.G. securities rated in one of the top four investment categories by S&P or Moody's, or if not rated, are of equivalent investment quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories (E.G., rated "BBB" by S&P) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. The Fund also may invest up to 5% of its assets in debt securities that are rated below investment grade (E.G. rated "BB" by S&P), or if not rated, are of equivalent investment quality as determined by the Adviser. Non-investment grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds." They tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluc-


(1) "Standard & Poor's 500" is a registered service mark of Standard & Poor's Corporation.

tuate more than higher quality securities. The Fund will invest in such high-yield debt securities only when the Adviser believes that the issue presents minimal credit risk. For a description of corporate debt ratings, see "Appendix B." Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 20% of its total assets in foreign securities. The Fund will treat foreign securities as illiquid unless there is an active and substantial secondary market for such securities.

The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

NATIONS BALANCED ASSETS FUND: In pursuing the Fund's objective, the Adviser will allocate the Fund's assets based upon its judgment of the relative valuation and the expected returns of the three major asset classes in which the Fund principally invests: common stocks, fixed income securities and cash equivalents. In assessing relative value and expected returns, the Adviser will evaluate current economic and financial market conditions (both domestically and internationally), current interest rate trends, earnings and dividend prospects for common stocks, and overall financial market stability. These asset classes are actively managed in an effort to maximize total return. In general, the Adviser believes that common stocks offer the best opportunity for long-term capital appreciation.

The Fund invests in common and preferred stocks of U.S. corporations and of foreign issuers, as well as securities convertible into common stocks, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities) that meet the Adviser's stringent criteria. Fundamental research and valuation analysis are emphasized in the stock selection process. Stock holdings are typically those of seasoned, financially strong companies with favorable industry positioning.


Under normal circumstances, at least 25% of the total value of the Fund's assets will be invested in fixed income securities. The Fund may invest in government, corporate and municipal debt securities, as well as mortgage-backed and asset-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by S&P, Moody's, Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA"), or Thomson BankWatch, Inc. ("BankWatch") or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.


Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 25% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

GROWTH FUNDS:

NATIONS CAPITAL GROWTH FUND: The investment philosophy of the Fund is based on the belief that companies with superior growth characteristics selling at reasonable prices will, over time, outperform the market. Therefore, the Fund will generally seek to invest in larger capitalization, high-quality companies which possess above average earnings growth potential.

The Fund's equity investments will generally be made in companies which share some of the following characteristics:


o above-average earnings growth relative to the S&P 500 Index;

o established operating histories, strong balance sheets and favorable financial characteristics; and
o above-average return on equity relative to the S&P 500 Index.

In addition, the Fund's investment program enables it to invest in the following types of companies:

o companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;
o companies that own or develop natural resources, such as energy exploration companies;
o companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunication companies;
o foreign companies, including those in countries with more rapid economic growth than the U.S.;
o companies whose earnings growth is projected at a pace in excess of the average company (I.E., growth companies); and
o companies whose earnings are temporarily depressed and are currently out of favor with most investors.

Through intensive research, visits to many companies each year, and efficient response to changing market conditions, the Adviser seeks to make the most of the Fund's flexible charter.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


NATIONS EMERGING GROWTH FUND: The Fund will invest in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and securities convertible into common stocks, selected from a universe of emerging growth companies monitored by the Adviser. Most of the companies will have revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The universe focuses on companies with above average earnings growth rates and profit margins, yet the portfolio may include positions of special situation companies whose growth is expected to accelerate. These companies are believed to offer significant opportunities for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.


In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, innovative products, marketing expertise, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


The volatility of emerging growth stocks is greater than that of larger companies. Many of these stocks trade over-the-counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 100 companies which represent a broad range of industries and sectors, both in the United States and abroad. Although the Fund invests primarily in securities of U.S. issuers, it may invest up to 20% of its total assets in foreign securities.



NATIONS SMALL COMPANY GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. In addition, the Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less.



In making investment decisions for the Fund, the Adviser, on a quarterly basis, classifies approximately 6,000 companies by market value and eliminates the largest 20%. The remaining companies constitute the Fund's small-capitalization universe and generally represent only one-tenth of the aggregate U.S. equity market capitalization. Due to the large number of small stocks to choose from, the Adviser's selection process uses advanced quantitative techniques to identity, buy and sell candidates in a timely and objective manner. The strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market value due to business difficulties, but which now exhibit improving prospects; and (ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.



The Adviser's internally designed investment approach uses a sophisticated valuation process which measures changes in current earnings estimates and longer-term growth trends, compares recent earnings results with market expectations, and evaluates a company's earnings power relative to its stock price. Companies become purchase candidates based upon a composite ranking of these factors, and the top 20% are further evaluated on additional criteria. Candidates for investment must also possess a sound financial structure and demonstrate consistent factor rankings before being added to the Fund's portfolio.



The Fund's weighted median capitalization generally is not expected to exceed 125% of the weighted median capitalization of the Russell 2000 Small Stock Index (the "Russell 2000") as measured on a quarterly basis, although this may vary from time to time. Furthermore, a stock may be sold if the composite rank falls into the bottom 20% of the universe, financial quality weakens significantly, or if the individual factors demonstrate patterns of deterioration.



The Fund may invest up to 35% of its total assets in securities of issuers with a market capitalization greater than $1 billion and in debt securities. However, the Fund will not invest more than 10% of its total assets in debt securities, unless the Fund assumes a temporary defensive position as discussed below. Debt securities, if any, purchased by the Fund will be rated AA or above by S&P or Aa or above by Moody's or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, the U.S. and foreign governments and international organizations (such as the World
Bank), and money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securi-ties, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund currently intends to limit any investment in foreign securities to 5% of total assets.


NATIONS DISCIPLINED EQUITY FUND: The investment philosophy of the Fund is based on the premise that companies with positive earnings trends also should experience positive trends in their share price. Based on this philosophy, the Fund invests primarily in the common stocks of companies that the Adviser believes are likely to experience significant increases in earnings. By pursuing this investment philosophy, the Fund seeks to provide investors with long-term capital appreciation which exceeds that of the S&P 500 Index.


In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. The quantitative analysis also includes ranking the attractiveness of equity securities according to a multi-factor valuation model. Both value and growth factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while growth characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. The objective is to maintain a broadly diversified portfolio which ranks in the top quartile on earnings momentum and in the top third on valuation. This approach generally produces a dividend yield less than the market average. Although this Fund seeks to invest in attractively priced securities with increasing earnings, its investment objective focuses on long-term capital appreciation; income is not an objective of this Fund.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. With respect to the remainder of the Fund's assets, the Fund may invest in a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund will invest primarily in medium- and large-sized companies (I.E. companies with market capitalizations of $500 million or greater) that are determined to have favorable price/earnings ratios. The Fund also may invest in securities issued by companies with market capitalizations of less than $500 million. The volatility of small-capitalization stocks is typically greater than that of larger companies. To help reduce risk, the Fund will invest in the securities of companies representing a broad range of industries and economic sectors.

The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (E.G. securities rated in one of the top four investment categories by a nationally recognized statistical rating organization or, if not rated, are of equivalent quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.

The Fund may invest up to 20% of its total assets in foreign securities. For temporary defensive purposes if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments, money market instruments and repurchase agreements.

GENERAL: Each Fund may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ("CFTC") and options thereon for market exposure risk management. Nations Balanced Assets Fund also may engage in reverse repurchase agreements and dollar roll transactions. Each Fund may lend its portfolio securities to qualified institutional investors and may invest in restricted, private placement and other illiquid securities and securities issued by other investment companies, consistent with the Fund's investment objective and policies. Each Fund may invest in real estate investment trust securities.


For more information concerning these and other instruments in which the Funds may invest and their investment practices, see "Appendix A."


PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. For the Funds' portfolio turnover rates, see "Financial Highlights."



RISK CONSIDERATIONS: Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue.


The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than short-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.


Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.


Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with such Funds' investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."

INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAIs.

Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and tax-exempt securities issued by state or municipal governments and their political subdivisions are not considered members of any industry.)

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.


Nations Small Company Growth Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.



The investment objective and policies of each Fund, unless otherwise specified, may be changed without shareholder approval. Shareholders of Nations Small Company Growth Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current positions and needs.



In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.


   How Performance Is Shown


From time to time the Funds may advertise the total return and yield on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of the Funds may be calculated on an average total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment (reflecting the deduction of any applicable contingent deferred sales charge ("CDSC")), assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods or may not reflect a deduction of any applicable CDSC.


"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period. The yield on a class of shares does not reflect deduction of any applicable CDSC.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Funds' portfolios and the Funds' operating expenses. Investment performance also often reflects the risks associated with the Funds' investment objective and policies. These factors should be considered when comparing the Funds' investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor B Shares (formerly Investor N Shares), the Funds offer Primary A, Primary B, Investor A and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of the Funds' shares. Any quotation of total return or yield not reflecting CDSCs would be reduced if such sales charges were reflected.



Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investors' Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


   How The Funds Are Managed

The business and affairs of Nations Fund Trust and Nations Fund, Inc. are managed under the direction of their Board of Trustees and Board of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc.'s SAI contains the names of and general background information concerning each Director of Nations Fund, Inc.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc., through its investment management division, serves as investment adviser to the Funds. NBAI is an indirect wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc. with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s Board of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .75% of the average daily net assets of each of Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Value Fund and Nations Balanced Assets Fund; 1.00% of the average daily net assets of Nations Small Company Growth Fund; and
 .75% of the first $100 million of Nations Equity Income Fund's average daily net assets, plus .70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .60% of the Fund's average daily net assets in excess of $250 million.

For the services provided pursuant to sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of: .20% of Nations Equity Income Fund's average daily net assets and .25% of Nations Value Fund's, Nations Balanced Assets Fund's, Nations Capital Growth Fund's, Nations Emerging Growth Fund's, Nations Small Company Growth Fund's and Nations Disciplined Equity Fund's average daily net assets.


From time to time, NationsBank (and/or TradeStreet) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.


For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Value Fund -- .75%, Nations Capital Growth Fund -- .75%, Nations Emerging Growth Fund -- .75%, Nations Disciplined Equity Fund -- .75%, and Nations Balanced Assets Fund -- .75%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the rate of .67% of Nations Equity Income Fund's average daily net assets.



For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees at the rate of .75% of Nations Small Company Growth Fund's (formerly the Pilot Small Capitalization Equity Fund) average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund -- .25%, Nations Capital Growth Fund -- .25%, Nations Emerging Growth
Fund -- .25%, Nations Disciplined Equity Fund -- .25%, Nations Balanced Assets Fund -- .25% and Nations Equity Income Fund -- .20%.



Sharon M. Herrmann is a Director of Equity Management for TradeStreet and Senior Portfolio Manager for Nations Value Fund. Ms. Herrmann has been Portfolio Manager of Nations Value Fund since 1989. Prior to assuming her position with TradeStreet she was Senior Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Herrmann has worked for the Investment Management Group at NationsBank since 1981 where her responsibilities included fund management and institutional portfolio management. She attended Virginia Wesleyan College. Ms. Herrmann holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Philip J. Sanders is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Capital Growth Fund. Mr. Sanders has been Portfolio Manager for Nations Capital Growth Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Sanders has worked in the financial investment community since 1981. His past experience includes portfolio management, equity research and financial anal-ysis for the Investment Management Group at NationsBank and Duke Power Company. Mr. Sanders received a B.A. in Economics from the University of Michigan and an M.B.A. from University of North Carolina at Charlotte. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Julie L. Hale is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Balanced Assets Fund. Ms. Hale has been Portfolio Manager for Nations Balanced Assets Fund since 1995. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1981. Her past experience includes research analysis and portfolio management for Mercantile Safe Deposit and Trust, and National City Bank. Ms. Hale received a B.S. in Business and Finance from Mount St. Mary's College and an M.B.A. from Kent State University. She holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Security Analysts, Inc. She is also a member of the National Association for Petroleum Investment Analysts and the World Affairs Council of Washington, D.C.

Jeffery C. Moser is a Senior Product Manager, Equity Development for TradeStreet and Senior Portfolio Management for Nations Disciplined Equity Fund. Mr. Moser has been the Portfolio Manager for Nations Disciplined Equity Fund since 1995. Prior to assuming his position at TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Moser has worked for the Investment Management Group at NationsBank since 1983 where his responsibilities included institutional portfolio management and equity analysis. Mr. Moser graduated Phi Beta Kappa with a B.S. in Mathematics from Wake Forest University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Eric S. Williams is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Equity Income Fund. Mr. Williams has been Portfolio Manager for Nations Equity Income Fund since 1991. Prior to assuming his position at TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1980. His past experience includes fund analysis and portfolio management for National Bank of Detroit. Mr. Williams received a B.S. in Accounting from East Carolina University, Summa Cum Laude and an M.B.A. from Indiana University. He holds the Chartered Financial Analyst designation, is on the Advisory Board of Indiana University's Investment Management Academy, and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Scott A. Billeadeau is a Senior Portfolio Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Emerging Growth Fund and Nations Small Company Growth Fund. Mr. Billeaudeau has been Portfolio Manager of the Funds since June 1997. Previously he was Senior Analyst and Senior Portfolio Manager for BankAmerica's Pacific Horizon Aggressive Growth Fund at Security Pacific Corp. since 1991. Mr. Billeadeau has worked in the investment community since 1986. His past experience also includes quantitative analysis for American Express Financial Advisors, Inc. Mr. Billeadeau received an AB in Economics from Princeton University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research, as well as the Seattle Society of Securities Analysts.



Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the various Investment Advisory Agreements, and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.



First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Funds pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine the net asset value per share and dividends of each class of shares of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds.


For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund -- .10%, Nations Capital Growth Fund -- .10%, Nations Emerging Growth Fund -- .10%, Nations Disciplined Equity Fund -- .10% and Nations Balanced Assets
Fund -- .10%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Fund's average daily net assets: Nations Equity Income Fund --
 .10%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer, Nations Funds has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay, out of its own resources, service fees or commissions to selling agents which assist customers in purchasing Investor B Shares of the Funds. See "Shareholder Servicing and Distribution Plans."



NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as Custodian for the assets of all Nations Funds except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of

NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out of pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all the Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.



First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor B Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.



Price Waterhouse LLP serves as independent accountants to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.



EXPENSES: The accrued expenses of the Funds, as well as certain expenses attributable to Investor B Shares (formerly Investor N Shares), are deducted from accrued income before dividends are declared. These Fund expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; trustees' and directors' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor B Shares may bear certain class specific expenses and also bear certain additional shareholder service and sales support costs. Any general expenses of Nations Fund Trust and/or Nations Fund, Inc. that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust and Nations Fund, Inc. or in such other manner as the Board of Trustees or Board of Directors deems appropriate.


   Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer five classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares. This Prospectus relates only to the Investor B Shares of the following funds of Nations Fund Trust: Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund,

Nations Value Fund and Nations Balanced Assets Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Each share in Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the related SAI for examples of when the Investment Company Act of 1940, as amended (the "1940 Act") requires voting by fund.

As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor B Shares of Nations Equity Income Fund, and Nations Small Company Growth Fund of Nations Fund, Inc. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.

As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI of Nations Fund, Inc. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosure on two separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company, Nations Fund Trust and Nations Fund, Inc. have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment

   How To Buy Shares


The Funds have established various procedures for purchasing Investor B Shares in order to accommodate different investors. Purchase orders may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with NationsBank ("Servicing Agents") sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").



Certain investors desiring to invest $1 million or more (including current holdings) in the Nations Funds Family may be eligible to purchase Investor A Shares. See "How To Redeem Shares."



There is a minimum initial investment of $1,000 in the Funds, except that the minimum initial investment is:


o  $500 for IRA investors;

o  $250 for non-working spousal IRAs; and

o $100 for investors participating on a monthly basis in the Systematic Investment Plan described below.


There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs, and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.



Investor B Shares are purchased at net asset value per share without the imposition of a sales charge. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").


The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor B Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.

Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor B Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.



EFFECTIVE TIME OF PURCHASES: Purchase orders for Investor B Shares of the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.



The Agents are responsible for transmitting orders for purchases of Investor B Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.



SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor B Shares. On a bi-monthly, monthly or quarterly basis, shareholders may direct cash to be transferred automatically from their checking or savings account at any bank which is a member of the Automated Clearing House to their Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.



TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to request such transactions in writing. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.



CONVERSION FEATURE: Except for Investor B Shares held by employee benefit plans, Investor B Shares purchased after July 31, 1997, that have been outstanding for the number of years set forth in the schedule below will, at the end of the month in which the anniversary of such share purchase occurs, automatically convert to Investor A Shares.



Except for Investor B Shares held by employee benefit plans, Investor B Shares purchased prior to August 1, 1997, will automatically convert to Investor A Shares at the end of the month in which the ninth anniversary of such share purchase occurs.

Upon conversion, shareholders will receive Investor A Shares having a total dollar value equal to the total dollar value of their Investor B Shares, without the imposition of any sales chage or other charge. The operating expenses applicable to Investor A Shares, which are lower than those applicable to Investor B Shares, shall thereafter be applied to such newly converted shares. Shareholders holding converted shares will benefit from the lower annual operating expenses of Investor A Shares, which will have a positive effect on total returns. In each case, shareholders have the right to decline an automatic conversion by notifying their Agent or the Transfer Agent within 90 days before a conversion that they do not desire such conversion.



Reinvestments of dividends and distributions in Investor B Shares will be considered a new purchase for purposes of the conversion schedules set forth below. If a shareholder effects one or more exchanges among Investor B Shares of the Non-Money Market Funds of Nations Funds during such period, the holding period for shares so exchanged will be counted toward such period.



CONVERSION SCHEDULE



Amount of Purchase              Year of Conversion
$0-$249,000                                9th
$250,000-$499,999                          6th
$500,000-$999,999                          5th



   How To Redeem Shares



Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent, less any applicable CDSC. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds. Except for any CDSC which may be applicable upon redemption of Investor B Shares, as described below, there is no redemption charge.


Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens or by the Transfer Agent. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.


Nations Funds may redeem a shareholder's Investor B Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of the Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor B Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



RIGHTS OF ACCUMULATION: An investor may be entitled to a reduced CDSC or to purchase Investor A Shares through Rights of Accumulation. To qualify for a reduced CDSC or to purchase Investor A Shares, an investor must notify the Servicing Agent through which the Investor B Shares are or would be purchased, which in turn must notify Stephens or the Transfer Agent at the time of purchase. Reductions in CDSCs or the availability of Investor A Shares may be modified or terminated at any time and are subject to confirmation of an investor's holdings. An investor who has previously invested in the Nations Funds Family (excluding the Nations Funds money market and index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund) may aggregate holdings in such shares with current purchases to determine the applicable CDSC schedule or the availability of Investor A Shares for current purchases. An investor's aggregate investment in the Nations Funds Family for this purpose is the total value (based on the higher of current net asset value or the public offering price originally paid) of: (a) current purchases, and (b) Investor A Shares, Investor B Shares or Investor C Shares that are already beneficially owned by the investor (excluding the Nations Funds money market and index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund).


CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers specified below, Investor B Shares purchased prior to January 1, 1996 and after July 31, 1997, may be subject to a CDSC if such shares are redeemed within the years designated in the applicable CDSC schedule set forth below. No CDSC is imposed on increases in net asset value above the initial purchase price, or shares acquired by reinvestment of distributions. Subject to the waivers described below, the amount of the CDSC is determined as a percentage of the lesser of the net asset value or the purchase price of the shares being redeemed. The amount of the CDSC will depend on the number of years since you invested, according to the following tables:



CDSC SCHEDULES
SHARES PURCHASED PRIOR TO JANUARY 1, 1996


                                     CDSC as a
                               Percentage of Dollar
Year Since Purchase Made     Amount Subject to Charge
First                                     5.0%
Second                                    4.0%
Third                                     3.0%
Fourth                                    2.0%
Fifth                                     2.0%
Sixth                                     1.0%
Seventh and thereafter                    None



SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $0 -- $249,999



                                     CDSC as a
                               Percentage of Dollar
Year Since Purchase Made     Amount Subject to Charge
First                                     5.0%
Second                                    4.0%
Third                                     3.0%
Fourth                                    3.0%
Fifth                                     2.0%
Sixth                                     1.0%
Seventh and thereafter                    None



SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $250,000 -- $499,999



                                     CDSC as a
                               Percentage of Dollar
Year Since Purchase Made     Amount Subject to Charge
First                                     3.0%
Second                                    2.0%
Third                                     1.0%
Fourth                                    None

SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $500,000 -- $999,999*

                                     CDSC as a
                               Percentage of Dollar
Year Since Purchase Made     Amount Subject to Charge
First                                     2.0%
Second                                    1.0%
Third                                     None



* Except as noted below, Investor B Shares are not available to purchasers desiring to invest $1 million or more, other than employee benefit plans whose initial investment is less than $1 million. Such employee benefit plans will continue to be subject to this CDSC schedule even after their aggregate holdings in the Nations Funds Family as described above reaches $1 million.


In determining whether a CDSC is payable on any redemption, the Funds will first redeem shares not subject to any charge, and then shares resulting in the lowest possible CDSC. Solely for purposes of determining the number of years from the date of purchase of shares, all purchases are deemed to have been made on the trade date of the transaction.



The CDSC will be waived on redemptions of Investor B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner), (ii) in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or Custodial Account under Section 403(b)(7) of the Code following attainment of age 59 1/2;
(c) a tax-free return of an excess contribution to an IRA; and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor B shares held in the account is less than the minimum account size, (v) in connection with the combination of Nations Funds with any other registered investment company by a merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor B Shares in the account. In addition, the CDSC will be waived on Investor B Shares purchased before September 30, 1994 by current or retired employees of NationsBank and its affiliates or by current or former Trustees or Directors of Nations Funds or other management companies managed by NationsBank. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.



Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the plan adopted pursuant to Rule 12b-1 under the 1940 Act, pay a bonus or other consideration or incentive to Selling Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens also may, from time to time, pay additional consideration to Selling Agents not to exceed 4.00% of the offering price per share on all sales of Investor B Shares as an expense of Stephens or for which Stephens may be reimbursed under the plan adopted pursuant to Rule 12b-1 or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.


In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

REINSTATEMENT PRIVILEGE: Within 120 days after a redemption of Investor B Shares of a Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor B Shares of the same Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor B Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.



AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor B Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor B Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor B Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor B Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Selling Agent or by Nations Funds at any time.


   How To Exchange Shares


The exchange feature enables a shareholder to exchange funds as specified below when the shareholder believes that a shift between funds is an appropriate investment decision. The exchange feature enables a shareholder of Investor B Shares of a fund offered by Nations Funds to acquire shares of the same class that are offered by another fund of Nations Funds (except Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund), Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund or Investor C Shares of a Nations Funds money market fund. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.



No CDSC will be imposed in connection with an exchange of Investor B Shares that meets the requirements discussed in this section. If a shareholder acquires Investor B Shares of another fund through an exchange, any CDSC schedule applicable (CDSCs may apply to shares purchased prior to January 1, 1996 or after July 31, 1997) to the original shares purchased will be applied to any redemption of the acquired shares. If a shareholder exchanges Investor B Shares of a fund for Investor C Shares of a money market fund or Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund, the acquired shares will remain subject to the CDSC schedule applicable to the Investor B Shares exchanged. The holding period (for purposes of determining the applicable rate of the CDSC) does not accrue while the shares owned are Investor C Shares of a Nations Funds money market fund or Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund. As a result, the CDSC that is ultimately charged upon a redemp-tion is based upon the total holding period of Investor B Shares of a fund that charges a CDSC.



The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



The Investor B Shares exchanged must have a current value of at least $1,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling the investor's Selling Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Selling Agent through which the original shares were purchased. An investor should consult his/her Selling Agent or Stephens for further information regarding exchanges.


   Shareholder Servicing And Distribution Plans



SHAREHOLDER SERVICING PLAN: The Funds' shareholder servicing plan ("Servicing Plan") permits the Funds to compensate Servicing Agents for services provided to their Customers that own Investor B Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor B Shares.



The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor B Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor B Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor B Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services.



Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and pay-ments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAIs for more details on the Servicing Plan.



DISTRIBUTION PLAN: Pursuant to Rule 12b-1 under the 1940 Act, the Trustees and Directors have approved a Distribution Plan with respect to Investor B Shares of the Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor B Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees and Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of the Funds' Investor B Shares.



The fees payable under the Distribution Plan are used primarily to compensate or reimburse Stephens for distribution services provided by it, and related expenses incurred, including payments by Stephens to compensate or reimburse Selling Agents for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Distribution Plan may be made with respect to the following expenses: the cost of preparing, printing and distributing prospectuses, sales literature and advertising materials, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of Stephens or the Selling Agents; overhead and other office expenses; opportunity costs relating to the foregoing; and any other costs and expenses relating to distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating Stephens' or the Selling Agents' offices in connection with the sale of Fund shares, including rent, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communications costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.



Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreements between Selling Agents and Stephens. See the SAIs for more details on the Distribution Plan.



Nations Funds understands that Agents may charge fees to their Customers who are the owners of Investor B Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


   How The Funds Value Their Shares


The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees or Directors.

   How Dividends And Distributions Are Made; Tax Information


DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Value Fund and Nations Small Company Growth Fund. Nations Balanced Assets Fund and Nations Emerging Growth Fund distribute any net investment income each calendar quarter. The Funds distribute any net realized capital gains (including net short-term capital gains) at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.



The net asset value of Investor B Shares will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Certain Selling Agents may provide for the reinvestment of dividends in the form of additional Investor B Shares of the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the quarter to which the dividend relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor B Shares.


TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Code. Such qualification relieves the Funds of liability for Federal income taxes on amounts distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable as ordinary income to shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA are generally deferred under the Code.)

Corporate investors in the Funds may be entitled to the dividends received deduction on all or a portion of such Funds' dividends paid by these Funds to the extent that a Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

Substantially all of the Funds' net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not exempt from Federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Funds' shares and whether such gains are received in cash or reinvested in additional shares.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may be subject to state and local taxes.

Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year in the event such dividends are actually paid during January of the following year.

Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.


The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAIs.

   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.


Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.



Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the related SAI.



Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.



BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Each Fund will limit its investments in bank obligations so that it does not exceed 25% of such Fund's total assets at the time of purchase. Nations Small Company Growth Fund will limit its investment in inter-est bearing savings deposits of commercial savings banks to 5% of total assets.


U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations) and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, certain of the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be creditworthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account as described above. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: Each Fund may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.


FIXED INCOME INVESTING: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.

FOREIGN CURRENCY TRANSACTIONS: Certain of the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. Dollar. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when such Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, a Fund may commit a substantial portion of its portfolio to the executive of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of such Fund and the flexibility of such Fund to purchase additional securities. Although forward contracts will be used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.


FOREIGN SECURITIES: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.



FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: Certain of the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.


The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAIs.


ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities, are subject to the limitation on illiquid securities.

If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities which are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

LOWER-RATED DEBT SECURITIES: Nations Equity Income Fund may invest in lower-rated debt securities. Lower rated, high-yielding securities are those rated "Ba" or "B" by Moody's or

"BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing.

The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Boards, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and a Fund's ability to dispose of these lower-rated bonds.


MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.


MUNICIPAL SECURITIES: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases," and units of participation in trusts holding pools of tax-exempt leases. Such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limi-tation on investments in illiquid securities. As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities.

In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.


Although the Funds do not presently intend to do so on a regular basis, a Fund may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.



OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.


REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.


REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.


SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.



STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: Each Fund may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.


Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description of Ratings

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


The following summarizes the three highest rating categories used by Fitch for short-term obligations, each of which denotes securities that are investment grade:


     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

The following summarizes the three highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the three highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.

     A1 -- Obligations supported by the highest capacity for timely repayment.

     A2 -- Obligations supported by a good capacity for timely repayment.

Prospectus


                                  INVESTOR B SHARES
                                     AUGUST 1, 1997



This Prospectus describes NATIONS SHORT-TERM INCOME        Nations Short-Term
FUND, NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND,           Income Fund
NATIONS GOVERNMENT SECURITIES FUND, NATIONS                Nations
STRATEGIC FIXED INCOME FUND, NATIONS DIVERSIFIED            Short-Intermediate
INCOME FUND AND NATIONS U.S. GOVERNMENT BOND FUND           Government Fund
(the "Funds") of Nations Fund Trust and Nations            Nations Government
Fund, Inc., each an open-end management investment          Securities Fund
company in the Nations Funds Family ("Nations              Nations Strategic
Funds" or "Nations Funds Family"). This Prospectus          Fixed Income Fund
describes one class of shares of the                       Nations Diversified
Funds -- Investor B Shares (formerly Investor N             Income Fund
Shares).                                                   Nations U.S.
                                                            Government Bond Fund

This Prospectus sets forth concisely the information about the Funds that a prospective purchaser of Investor B Shares should consider before investing. Investors should read this Prospectus and retain it for future reference.
Additional information about Nations Fund Trust and
Nations Fund, Inc. is contained in separate
Statements of Additional Information (the "SAIs"), that have been filed with the Securities and Exchange Commission (the "SEC") and are available upon request without charge by writing or calling
Nations Funds at its address or telephone number shown below. The SAIs for Nations Fund Trust and
Nations Fund, Inc., each dated August 1, 1997, are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Funds, except Nations
U.S. Government Bond Fund, for which Boatmen's
Capital Management, Inc. ("Boatmen's") is investment sub-adviser. As used herein the term
"Adviser" shall mean NBAI, TradeStreet and/or
Boatmen's as the context may require.


SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

                                                      For Fund information call:
THESE SECURITIES HAVE NOT BEEN APPROVED OR            1-800-321-7854
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR    Nations Funds
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY     c/o Stephens Inc.
STATE SECURITIES COMMISSION PASSED UPON THE           One NationsBank Plaza
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY          33rd Floor
REPRESENTATION TO THE CONTRARY IS A CRIMINAL          Charlotte, NC 28255
OFFENSE.                                        (Nations Fund Logo appears here)


  NSI-96145-897

                             Table  Of  Contents
      About The
          Funds
                             Prospectus Summary                                3

                             Expenses Summary                                  4


                             Financial Highlights                              6


                             Objectives                                       12


                             How Objectives Are Pursued                       13


                             How Performance Is Shown                         18


                             How The Funds Are Managed                        19


                             Organization And History                         23


      About Your
      Investment

                             How To Buy Shares                                25


                             How To Redeem Shares                             27


                             How To Exchange Shares                           31


                             Shareholder Servicing And Distribution Plans     32


                             How The Funds Value Their Shares                 33


                             How Dividends And Distributions Are Made;
                             Tax Information                                  34


                             Appendix A -- Portfolio Securities               35


                             Appendix B -- Description Of Ratings             45




                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS,
                             OR IN THE FUNDS' SAI INCORPORATED HEREIN BY
                             REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

o TYPE OF COMPANIES: Open-end management investment companies.

o INVESTMENT OBJECTIVES AND POLICIES:

  o Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

  o Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  o Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  o Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

  o Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

  o Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements.


o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Funds. See "How The Funds Are Managed."

o DIVIDENDS AND DISTRIBUTIONS: The Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.

o RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not backed by the United States
  Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and "Appendix A -- Portfolio Securities."

o MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") Investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction-Individual Retirement Accounts. See "How To Buy Shares."

   Expenses Summary


Expenses are one of several factors to consider when investing in the Funds. The following table summarizes shareholder transaction and operating expenses for Investor B Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


INVESTOR B SHARES


                                                         Nations
                                                          Short-         Nations
                                        Nations        Intermediate     Government         Nations            Nations
                                      Short-Term        Government      Securities     Strategic Fixed      Diversified
SHAREHOLDER TRANSACTION EXPENSES      Income Fund          Fund            Fund          Income Fund        Income Fund

Sales Load Imposed on Purchases             None           None            None                None               None
Maximum Deferred Sales Charge (as
  a percentage of the lower of
  the original purchase price or
  redemption proceeds)1                     None          3.00%           4.00%                3.00%              4.00%

ANNUAL FUND
OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees (After Fee
  Waivers)                                   .30%          .40%            .50%                 .50%               .50%
Rule 12b-1 Fees (After Fee
  Waivers)                                   .10%          .55%            .60%                 .55%               .60%
Shareholder Servicing Fees                   .25%          .25%            .25%                 .25%               .25%
Other Expenses                               .25%          .22%            .30%                 .20%               .25%
Total Operating Expenses (After
  Fee Waivers)                               .90%         1.42%           1.65%                1.50%              1.60%

                                           Nations
                                            U.S.
                                         Government
                                          Bond Fund
SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases             None
Maximum Deferred Sales Charge (as
  a percentage of the lower of
  the original purchase price or
  redemption proceeds)1                     4.00%

ANNUAL FUND
OPERATING EXPENSES
(as a percentage of average net assets)

Management Fees (After Fee                   .40%
  Waivers)
Rule 12b-1 Fees (After Fee
  Waivers)                                   .60%
Shareholder Servicing Fees                   .25%
Other Expenses                               .20%
Total Operating Expenses (After
  Fee Waivers)                              1.45%



1 Investor B Shares purchased prior to January 1, 1996 or after July 31, 1997 are subject to the Deferred Sales Charge as set forth in the applicable schedule. The Maximum Deferred Sales Charge is 4.00% in the first year after purchase, declining to 1.00% in the sixth year after purchase and eliminated thereafter. For the applicable Deferred Sales Charge schedule see "How to Redeem Shares -- Contingent Deferred Sales Charge."

EXAMPLES:

An investment of $1,000 would incur the following expenses, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                           Nations
                                                           Short-                                Nations
                                        Nations         Intermediate          Nations           Strategic           Nations
                                      Short-Term         Government         Government            Fixed           Diversified
                                      Income Fund           Fund          Securities Fund      Income Fund        Income Fund

1 Year                                 $       9          $      44          $      57          $      45          $      56
3 Years                                $      29          $      55          $      82          $      57          $      80
5 Years                                $      50          $      78          $     100          $      82          $      97
10 Years                               $     111          $     170          $     195          $     179          $     190

                                        Nations
                                         U.S.
                                      Government
                                       Bond Fund
1 Year                                 $      55
3 Years                                $      76
5 Years                                $      89
10 Years                               $     174



An investment of $1,000 would incur the following expenses, assuming a 5% annual return and no redemption.


                                                         Nations
                                                         Short-                                Nations
                                                      Intermediate          Nations           Strategic           Nations
                                                       Government         Government            Fixed           Diversified
                                                          Fund          Securities Fund      Income Fund        Income Fund

1 Year                                                  $      14          $      17          $      15          $      16
3 Years                                                 $      45          $      52          $      47          $      50
5 Years                                                 $      78          $      90          $      82          $      87
10 Years                                                $     170          $     195          $     179          $     190

                                                         Nations
                                                          U.S.
                                                       Government
                                                        Bond Fund
1 Year                                                  $      15
3 Years                                                 $      46
5 Years                                                 $      79
10 Years                                                $     174



The purpose of the foregoing table is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in the Funds will bear either directly or indirectly. Certain figures contained in the above table are based on amounts incurred during the Funds' most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. Long-term shareholders of the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed."



Absent fee waivers, "Management Fees," "Rule 12b-1 Fees" and "Total Operating Expenses" for the Investor B Shares of the following Funds would have been as follows: Nations Short-Term Income Fund -- .60%, .75% and 1.85%, respectively; Nations Short-Intermediate Government Fund -- .60%, .75%, and 1.82%, respectively; Nations Government Securities Fund -- .64%, .75% and 1.94%, respectively; Nations Strategic Fixed Income Fund -- .60%, .75% and 1.80%, respectively; Nations Diversified Income Fund -- .60%, .75% and 1.85%, respectively; and Nations U.S. Government Bond Fund -- .60%, .75% and 1.80%, respectively.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Financial Highlights


The financial information on the following pages has been derived from the audited financial statements of Nations Fund Trust and Nations Fund, Inc. Price Waterhouse LLP is the independent accountant to Nations Fund Trust and Nations Fund, Inc. The reports of Price Waterhouse LLP for the most recent fiscal year of Nations Fund Trust and Nations Fund, Inc. accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. For more information see "Organization And History." Shareholders of the Funds will receive unaudited semi-annual reports describing The Funds' investment operations and annual financial statements audited by the Funds' independent accountant.



Information for Investor B Shares of Nations U.S. Government Bond Fund has been derived from the audited financial statements dated May 16, 1997 for the Class B Shares of The Pilot Funds' U.S. Government Securities Fund, the predecessor fund to Nations U.S. Government Bond Fund. This information has been audited by Arthur Andersen LLP and is provided to help you understand the historical performance of the Fund and its predecessor. The reports of Arthur Andersen LLP accompany the financial statements dated May 16, 1997 and are incorporated by reference in the related SAI, which is available upon request.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SHORT-TERM INCOME FUND


                                                                      PERIOD           YEAR             YEAR           PERIOD
                                                   YEAR ENDED         ENDED            ENDED           ENDED           ENDED
INVESTOR B SHARES (FORMERLY INVESTOR N SHARES)      03/31/97#      03/31/96(b)#      11/30/95#       11/30/94#       11/30/93*
Operating performance:
Net asset value, beginning of period              $    9.76        $    9.84        $    9.48       $   10.01       $    9.94
Net investment income                                  0.55             0.19             0.57            0.47            0.22
Net realized and unrealized gain/(loss) on
  investments                                         (0.08)           (0.08)            0.36           (0.51)           0.07
Net increase/(decrease) in net asset value from
  operations                                      $    0.47             0.11             0.93           (0.04)           0.29
Distributions:
Dividends from net investment income                  (0.55)           (0.19)           (0.57)          (0.45)          (0.22)
Distributions in excess of net investment
  income                                                 --               --               --           (0.02)             --
Distributions from capital                               --               --               --           (0.02)             --
Total dividends and distributions                     (0.55)           (0.19)           (0.57)          (0.49)          (0.22)
Net asset value, end of period                    $    9.68        $    9.76        $    9.84       $    9.48       $   10.01
Total return++                                         4.89%            1.08%           10.10%          (0.46)%          2.96%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $   5,536        $   7,339        $   8,873       $  16,550       $  39,861
Ratio of operating expenses to average net
  assets                                               0.90%(a)         0.90%+           0.91%           0.85%           0.72%+
Ratio of net investment income to average net
  assets                                               5.62%            5.72%+           5.97%           4.88%           4.92%+
Portfolio turnover rate                                 172%              73%             224%            293%            121%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       1.20%            1.23%+           1.21%           1.17%           1.14%+
Net investment income per share without waivers
  and/or expense reimbursements                   $    0.52        $    0.18        $    0.54       $    0.44       $    0.21



  * Nations Short-Term Income Fund Investor B Shares commenced operations on June 7, 1993.

  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
  # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND


                                                            PERIOD             YEAR               YEAR               PERIOD
INVESTOR B SHARES (FORMERLY               YEAR              ENDED              ENDED              ENDED              ENDED
  INVESTOR N SHARES)                 ENDED 03/31/97#     03/31/96(b)#        11/30/95#          11/30/94           11/30/93*
Operating performance:
Net asset value, beginning of
  period                             $    4.07           $    4.14         $    3.93          $    4.28           $    4.26
Net investment income                     0.20                0.07              0.21               0.20                0.09
Net realized and unrealized
  gain/(loss) on investments            (0.08)               (0.07)             0.21              (0.33)               0.02
Net increase/(decrease) in net
  asset value from operations             0.12                0.00              0.42              (0.13)               0.11
Distributions:
Dividends from net investment
  income                                (0.20)               (0.07)            (0.21)             (0.20)              (0.09)
Distributions in excess of net
  investment income                         --               (0.00)(a)         (0.00)(a)          (0.00)(a)              --
Distributions from net realized
  capital gains                             --                  --                --              (0.02)                 --
Total dividends and distributions       (0.20)               (0.07)            (0.21)             (0.22)              (0.09)
Net asset value, end of period       $    3.99           $    4.07         $    4.14          $    3.93           $    4.28
Total return++                            3.10%              (0.13)%           11.02%             (2.81)%              2.65%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $  10,788           $  13,789         $  14,893          $  10,974           $   8,847
Ratio of operating expenses to
  average net assets                      1.23%(c)(d)         1.23%+            1.20%              1.19%               1.15%+
Ratio of net investment income to
  average net assets                      5.13%               4.72%+            5.28%              5.16%               4.80%+
Portfolio turnover rate                    529%                189%              328%               133%                 92%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.43%(d)            1.46%+            1.40%              1.40%               1.39%+
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.19(d)        $    0.06         $    0.20          $    0.19           $    0.09



 * Nations Short-Intermediate Government Fund Investor B Shares commenced operations on June 7, 1993.

  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
  # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.

(a) Amount represents less than $0.01.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(c) The effect of interest expense on the operating expense ratio was less than 0.01%.


(d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS GOVERNMENT SECURITIES FUND


                                                                               PERIOD            YEAR             PERIOD
INVESTOR B SHARES (FORMERLY                                   YEAR             ENDED             ENDED            ENDED
  INVESTOR N SHARES)                                    ENDED 03/31/97#     03/31/96(b)#       05/31/95#        05/31/94*
Operating performance:
Net asset value, beginning of period                      $    9.67         $    9.86         $    9.80        $   10.49
Net investment income                                          0.54              0.47              0.58             0.54
Net realized and unrealized gain/(loss) on investments        (0.30)            (0.19)             0.06            (0.64)
Net increase/(decrease) in net asset value from
  operations                                                   0.24              0.28              0.64            (0.10)
Distributions:
Dividends from net investment income                      $   (0.52)            (0.45)            (0.54)           (0.49)
Dividends in excess of net investment income                     --             (0.02)               --            (0.01)
Distributions in excess of net realized capital gains            --                --                --            (0.05)
Distributions from capital                                $   (0.00)(a)            --             (0.04)           (0.04)
Total dividends and distributions                         $   (0.52)            (0.47)            (0.58)           (0.59)
Net asset value, end of period                            $    9.39         $    9.67         $    9.86        $    9.80
Total return++                                                 2.51%             2.85%             6.86%           (1.09)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                      $  38,807         $  50,958         $  56,155        $  56,313
Ratio of operating expenses to average net assets              1.45%             1.45%+            1.41%            1.38%+
Ratio of net investment income to average net assets           5.63%             5.71%+            6.04%            5.43%+
Portfolio turnover rate                                         468%              199%              413%              56%
Ratio of operating expenses to average net assets
  without waivers and/or expense reimbursements                1.59%             1.60%+            1.59%            1.59%+
Net investment income per share without waivers and/or
  expense reimbursements                                  $    0.53         $    0.46         $    0.56        $    0.52



  * Nations Government Securities Fund Investor B Shares commenced operations on June 7, 1993.

  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
  # Per Share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

(a) Amount represents less than $0.01.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS STRATEGIC FIXED INCOME FUND

                                                       YEAR             PERIOD            YEAR              YEAR
                                                      ENDED             ENDED             ENDED            ENDED
INVESTOR B SHARES (FORMERLY INVESTOR N SHARES)      03/31/97#        03/31/96(a)        11/30/95          11/30/94
Operating performance:
Net asset value, beginning of period              $    9.93          $   10.22         $    9.32        $   10.55
Net investment income                                  0.52               0.16              0.53             0.47
Net realized and unrealized gain/(loss) on
  investments                                         (0.20)             (0.29)             0.90            (0.89)
Net increase/(decrease) in net asset value from
  operations                                           0.32              (0.13)             1.43            (0.42)
Distributions:
Dividends from net investment income                  (0.52)             (0.16)            (0.53)           (0.45)
Distributions in excess of net investment
  income                                                 --                 --                --            (0.02)
Distributions from net realized capital gains         (0.11)                --                --            (0.34)
Distributions from capital                            (0.00)(b)             --                --               --
Total dividends and distributions                     (0.63)             (0.16)            (0.53)           (0.81)
Net asset value, end of period                    $    9.62          $    9.93         $   10.22        $    9.32
Total return++                                         3.23%             (1.26)%           15.70%           (4.21)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $   2,109          $   2,496         $   2,578        $   2,145
Ratio of operating expenses to average net
  assets                                               1.36%(c)           1.37%+            1.36%            1.33%
Ratio of net investment income to average net
  assets                                               5.33%              4.84%+            5.40%            4.78%
Portfolio turnover rate                                 368%               133%              228%             307%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       1.46%(c)           1.48%+            1.46%            1.41%
Net investment income per share without waivers
  and/or expense reimbursements                   $    0.51(c)       $    0.16         $    0.52        $    0.46

                                                      PERIOD
                                                      ENDED
INVESTOR B SHARES (FORMERLY INVESTOR N SHARES)      11/30/93*
Operating performance:
Net asset value, beginning of period               $   10.39
Net investment income                                   0.21
Net realized and unrealized gain/(loss) on
  investments                                           0.17
Net increase/(decrease) in net asset value from
  operations                                            0.38
Distributions:
Dividends from net investment income                   (0.21)
Distributions in excess of net investment
  income                                                  --
Distributions from net realized capital gains          (0.01)
Distributions from capital                                --
Total dividends and distributions                      (0.22)
Net asset value, end of period                     $   10.55
Total return++                                          3.64%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)               $   1,620
Ratio of operating expenses to average net
  assets                                                1.26%+
Ratio of net investment income to average net
  assets                                                4.75%+
Portfolio turnover rate                                  161%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                        1.42%+
Net investment income per share without waivers
  and/or expense reimbursements                    $    0.21



  * Nations Strategic Fixed Income Fund Investor B Shares commenced operations on June 7, 1993.

  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.

  # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) Amount represents less than $0.01.


(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS DIVERSIFIED INCOME FUND


                                                      YEAR            PERIOD           YEAR             YEAR           PERIOD
                                                      ENDED           ENDED            ENDED           ENDED           ENDED
INVESTOR B SHARES (FORMERLY INVESTOR N SHARES)      03/31/97#      03/31/96(b)       11/30/95        11/30/94#       11/30/93#*
Operating performance:
Net asset value, beginning of period              $   10.42        $   10.82        $    9.67       $   10.88       $   10.59
Net investment income                                  0.61             0.21             0.66            0.67            0.30
Net realized and unrealized gain/(loss) on
  investments                                         (0.18)           (0.40)            1.15           (1.06)           0.29
Net increase/(decrease) in net asset value from
  operations                                           0.43            (0.19)            1.81           (0.39)           0.59
Distributions:
Dividends from net investment income                  (0.61)           (0.21)           (0.66)          (0.67)          (0.30)
Distributions in excess of net investment
  income                                                 --               --               --           (0.00)(a)          --
Distributions from net realized capital gains         (0.13)              --               --           (0.15)             --
Total dividends and distributions                     (0.74)           (0.21)           (0.66)          (0.82)          (0.30)
Net asset value, end of period                    $   10.11        $   10.42        $   10.82       $    9.67       $   10.88
Total return++                                         4.18%           (1.83)%          19.22%          (3.77)%          5.58%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)              $  70,631        $  84,692        $  90,887       $  55,058       $  24,630
Ratio of operating expenses to average net
  assets                                               1.50%(c)         1.52%+           1.55%           1.49%           1.30%+
Ratio of net investment income to average net
  assets                                               5.98%            5.74%+           6.28%           6.56%           6.27%+
Portfolio turnover rate                                 278%              69%              96%            144%             86%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                       1.60%(c)         1.62%+           1.68%           1.70%           1.70%+
Net investment income per share without waivers
  and/or expense reimbursements                   $  0.61(c)       $    0.21        $    0.65       $    0.65       $    0.27



  * Nations Diversified Income Fund Investor B Shares commenced operations on June 7, 1993.

  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
(a) Amount represents less than $0.01.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS U.S. GOVERNMENT BOND FUND



                                                                            PERIOD             YEAR             PERIOD
                                                                            ENDED             ENDED             ENDED
INVESTOR B SHARES*                                                         05/16/97          08/31/96        08/31/95(a)
Operating performance:
Net asset value at the beginning of the period                           $   10.52         $   11.19         $   10.05
Net investment income                                                         0.34              0.51              0.46
Net realized and unrealized gain/(loss) on investments                        0.18             (0.22)             1.14
Total income from investment activities                                       0.52              0.29              1.60
Distributions from net investment income                                     (0.34)            (0.51)            (0.46)
Distributions from net realized gains                                        (0.51)            (0.45)               --
Net asset value at the end of the period                                 $   10.19         $   10.52         $   11.19
Total return (b)                                                              4.99%             2.43%            16.19%
Ratio of expenses to average net assets                                       1.62%(c)          1.65%             1.62%(c)
Ratio of net investment income to average net assets                          4.60%(c)          4.60%             5.19%(c)
Portfolio turnover rate (d)                                                     58%               87%              132%
Net assets at end of period (in 000's)                                   $   1,529         $   1,237         $     146
Ratio of expenses to average net assets (assuming no waiver or
  expense reimbursements)                                                     1.77%(c)          1.82%             1.87%(c)
Ratio of net investment income to average net assets (assuming no
  waiver or expense reimbursements)                                           4.45%(c)          4.43%             4.94%(c)



  * Investor B Shares of Nations U.S. Government Bond Fund were formerly Class B Shares of the Pilot U.S. Government Securities Fund, a predecessor portfolio.


(a) Class B Share activity commenced November 10, 1994.


(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken for Class B Shares. Total return is not annualized.


(c) Annualized.


(d) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.


   Objectives

NATIONS SHORT-TERM INCOME FUND: Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NATIONS GOVERNMENT SECURITIES FUND: Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NATIONS STRATEGIC FIXED INCOME FUND: Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

NATIONS DIVERSIFIED INCOME FUND: Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.


NATIONS U.S. GOVERNMENT BOND FUND: Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements collateralized by such securities.



Although the Adviser will seek to achieve the Funds' investment objectives, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.


   How Objectives Are Pursued


NATIONS SHORT-TERM INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years.


The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade by one of the following six nationally recognized statistical rating organizations, Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), IBCA Limited or its affiliate, IBCA Inc. (collectively, "IBCA") or Thomson BankWatch, Inc. ("BankWatch") (collectively, "NRSROs"), or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments and mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, collateralized mortgage obligations or "CMOs", real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated. The Fund also may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations").

Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

As noted above, the Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund also may invest in "high quality" money market instruments, (I.E., those within the two highest rating categories or unrated instruments determined by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: In pursuing its investment objective, Nations Short-Intermediate Government Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and five years and the duration will not exceed five years. U.S. Government Obligations have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.



The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS GOVERNMENT SECURITIES FUND: In pursuing its investment objective, Nations Government Securities Fund invests at least 65% of its assets in U.S. Government Obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and 10 years and the Fund's duration is expected to be in a range of 3.5 to six years.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.



The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS STRATEGIC FIXED INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade fixed income securities. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be ten years or less and under no circumstances will it exceed 15 years.

The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six

NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; U.S. Government Obligations; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality. The Fund also may invest in dividend-paying preferred and common stock.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

The Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS DIVERSIFIED INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be greater than five years.


The Fund may invest in corporate convertible and non-convertible debt obligations; U.S. Government Obligations; dollar-denominated and non-dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.

Up to 35% of the total value of the Fund's assets may be invested in lower-quality fixed income securities rated "B" or better by Moody's or S&P, or if not so rated, determined by the Adviser to be of comparable quality. Securities which are rated "B" generally lack characteristics of the desirable investment, and assurance of interest and principal payment over any long period of time may be limited. Non-investment grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds." They tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund may hold or invest in "high quality" money market instruments, repurchase aggreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.



NATIONS U.S. GOVERNMENT BOND FUND: Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. Government securities and repurchase agreements collateralized by such securities. While the maturity of individual securities will not be restricted, except during temporary defensive periods or unusual market conditions, the average weighted maturity of the Fund will be between five and thirty years. The Fund may invest in a variety of U.S. Government Obligations. The Fund may also invest in interests in the foregoing securities, including collateralized mortgage obligations issued or guaranteed by a U.S. Government agency or instrumentality. U.S. Government Obligations have historically had a very low risk of loss of principal if held to maturity. The Fund, however, can give no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities if it were not legally required to do so.



The Fund may also invest up to 35% of its total assets in debt securities of U.S. and foreign corporate and foreign government issuers, American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"), zero coupon bonds and cash equivalents. The Fund will purchase only those non-government investments which are rated investment grade or better by at least one NRSRO or, if unrated, are determined by the Adviser to be of comparable quality. If a portfolio security held by the Fund ceases to be rated investment grade by at least one NRSRO or if the Adviser determines that an unrated portfolio security held by the Fund is no longer of comparable quality to an investment grade security, the security will be sold in an orderly manner as quickly as possible. Additionally, the Fund may also invest in futures contracts, interest rate swaps and options.



The value of the Fund's portfolio (and consequently its shares) is expected to fluctuate inversely in relation to changes in the direction of interest rates. For more information concerning these and other investments in which the Fund may invest, see "Appendix A".



GENERAL: Each of the Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures and options thereon approved by the Commodity Futures Trading Commission ("CFTC") for market exposure risk-management. Each of the Funds also may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Each of the Funds may engage in reverse repurchase agreements and in dollar roll transactions. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies.



The Funds also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such trusts and partnerships.


Certain securities that have variable or floating interest rates or demand, put or prepayment features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity of the Funds.

For more information concerning these and other instruments in which the Funds may invest their investment practices, see "Appendix A".

Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of the Funds' shares, such changes will not affect the income received by the Funds from such securities. However, since available yields vary over time, no specific level of income can ever be assured. The dividends paid by the Funds will increase or decrease in relation to the income received by the Funds from their investments, which will in any case be reduced by the Funds' expenses before being distributed to the Funds' shareholders.

PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. For the Funds' portfolio turnover rates, see "Financial Highlights."

RISK CONSIDERATIONS: The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.

Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods.

Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with such Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."

INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAIs.

Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.


2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.



3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.



Nations U.S. Government Bond Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.



The investment objective and policies of each Fund, unless otherwise specified, may be changed without shareholder approval. Shareholders of Nations U.S. Government Bond Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.



In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.


   How Performance Is Shown

From time to time the Funds may advertise the total return and yield on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of the Funds may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment (reflecting the deduction of any applicable contingent deferred sales charge ("CDSC")), assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods or may not reflect a deduction of any applicable CDSC.

"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares by the maximum public offering price per share on the last day of that period. The yield on a class of shares does not reflect the deduction of any applicable CDSC.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Funds' portfolios and the Funds' operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor B Shares, the Funds offer Primary A, Primary B, Investor A and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of the Funds' shares. Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's agent or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.

   How The Funds Are Managed

The business and affairs of each of Nations Fund Trust and Nations Fund, Inc. are managed under the direction of its Board of Trustees and Board of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc.'s SAI contains the names of and general background information concerning each Director of Nations Fund, Inc.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc., through its investment management division, serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc. with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to all of the Funds, except Nations U.S. Government Bond Fund. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Boatmen's Capital Management, Inc. serves as investment sub-adviser to Nations U.S. Government Bond Fund. Its principal offices are located at 100 North Broadway, St. Louis, Missouri 63178-4737. Boatmen's is an indirect subsidiary of NationsBank Corporation, a registered bank holding company.


Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s Board of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of: .60% of the average daily net assets of each of Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations U.S. Government Bond Fund, Nations Strategic Fixed Income Fund and Nations Short-Intermediate Government Fund; .65% of the first $100 million of Nations Government Securities Fund's average daily net assets, plus .55% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus
 .50% of the Fund's average daily net assets in excess of $250 million.



For the services provided pursuant to sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of .15% of Nations

Short-Intermediate Government Fund's, Nations Government Securities Fund's, Nations Short-Term Income Fund's, Nations Strategic Fixed Income Fund's and Nations Diversified Income Fund's average daily net assets.


NBAI will pay Boatmen's sub-advisory fees at the rate of .15% of the average daily net assets of Nations U.S. Government Bond Fund.



From time to time, NBAI (and/or TradeStreet and/or Boatmen's) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Short-Intermediate Government Fund -- .40%, Nations Short-Term Income Fund -- .30%, Nations Diversified Income Fund -- .50% and Nations Strategic Fixed Income Fund -- .50%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Government Securities Fund -- .50%.



For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees at the rate of .40% of Nations U.S. Government Bond Fund's (formerly the Pilot U.S. Government Securities Fund) average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Short-Intermediate Government Fund -- .15%, Nations Short-Term Income
Fund -- .15%, Nations Diversified Income Fund -- .15% and Nations Strategic Fixed Income Fund -- .15% and Nations Government Securities Fund -- .15%.



Brad Pope is a Product Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Short-Term Income Fund. He is a senior member of the Fixed Income Team. As such, his responsibilities include setting duration policy for the Nations Funds fixed income funds. Mr. Pope has been the portfolio manager for Nations Short-Term Income Fund since August 1996. Prior to assuming this position, he was a manager in the structured products area. He joined the Investment Management Group at NationsBank, TradeStreet's predecessor organization, in 1988. Mr. Pope has over nine years of investment experience, including working on the trading floor of the Chicago Board of Trade. Mr. Pope received a B.B.A. in Finance from the University of Texas at Austin.



Mark S. Ahnrud is a Director of Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Diversified Income Fund. Mr. Ahnrud has been Portfolio Manager for Nations Diversified Income Fund since 1992. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Ahnrud has worked for the Investment Management Group at NationsBank since 1985 where his responsibilities initially included institutional investment management sales and later involved high yield credit analysis. Mr. Ahnrud received a dual B.S. in Finance and Investments from Babson College and an M.B.A. from Duke University, Fuqua School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.


Gregory H. Cobb is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Strategic Fixed Income Fund. Mr. Cobb has been Portfolio Manager for Nations Strategic Fixed Income Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Cobb has worked in the investment community since 1987. His past experience includes portfolio management of intermediate duration and insurance products for Trust Company Bank and Barnett Bank Trust Company, Inc. Mr. Cobb received a B.A. in Economics from the University of North Carolina at Chapel Hill.


Christopher G. Gunster is a Portfolio Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Government Securities Fund. Mr. Gunster has been the lead Portfolio Manager since July 1997. Prior to assuming his position with TradeStreet, he was Assistant Vice President and Associate Portfolio Manager for the Investment Management Group at NationsBank since 1993. Mr. Gunster has worked in the investment community since 1987. His past experience includes investment marketing for The Boston Company and options trading for Shatkin Investments, a regional broker/dealer. Mr. Gunster received a B.A. in Chemistry from Kenyon College and an M.B.A. in Finance from Babson Graduate School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



John S. Swaim is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Short-Intermediate Government Fund. Mr. Swaim has been Portfolio Manager for the Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Swaim has worked in the investment community since 1986. His past experience includes derivative products manager for the NationsBank Texas Corporate Investment Division portfolio. Mr. Swaim received a B.S. from University of North Texas and an M.B.A. from University of Texas at Arlington.



The Fixed Income Committee of Boatmen's is responsible for the day-to-day management of the investment portfolio of Nations U.S. Government Bond Fund.



Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank has advised NationsBank and Nations Funds that NationsBank and its affiliates may perform the services contemplated by the various Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.


OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.

First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine the net asset value per share and dividends of each class of shares of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds.

For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to 0.10% of each Fund's average daily net assets.


For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Short-Intermediate Government Fund -- .10%, Nations Short-Term Income Fund -- .10%, Nations Diversified Income Fund -- .10% and Nations Strategic Fixed Income Fund -- .10%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Fund's average daily net assets: Nations Government Securities Fund -- .10%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor B Shares of the Funds. See "Shareholder Servicing And Distribution Plans."



NationsBank of Texas N.A., ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as Custodian for the assets of all the Funds, except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out of pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY has entered into an agreement with each of the Funds and NationsBank of Texas whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all the Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.



First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor B Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.



Price Waterhouse LLP serves as independent accountants to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.



EXPENSES: The accrued expenses of the Funds, as well as certain expenses attributable to Investor B Shares, are deducted from accrued income before dividends are declared. Each Fund's expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; trustees' and directors' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and

Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor B Shares may bear certain class specific expenses and also bear certain additional shareholder service and sales support costs. Any general expenses of Nations Fund Trust and/or Nations Fund, Inc. that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bear to the assets of Nations Fund Trust or Nations Fund, Inc. or in such other manner as the Board of Trustees or the Boards of Directors deems appropriate.


   Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer five classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares. This Prospectus relates only to the Investor B Shares of Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund and Nations Short-Intermediate Government Fund of Nations Fund Trust. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.

Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.


Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the related SAI for examples of when the Investment Company Act of 1940, as amended (the "1940 Act") requires voting by fund.



As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.

NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor B Shares of Nations Government Securities Fund and Nations U.S. Government Bond Fund of Nations Fund, Inc. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the Nations Fund, Inc. SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosure on two separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust and Nations Fund, Inc. have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

PENDING LEGAL PROCEEDINGS: A purported class action lawsuit against, among others, Nations Government Securities Fund and Nations Short-Intermediate Government Fund was filed by Lawrence Bergelt on May 21, 1996. The complaint was amended and consolidated on July 11, 1996 in the United States District Court for the Middle District of Florida, Tampa Division by Mr. Bergelt and others in an action against the two funds, NationsBank Corporation and certain of its affiliates, Dean Witter Distributors and certain of its affiliates, and Stephens Inc. (Case No. 94-995-Civ.-T-23E). As relevant to Nations Government Securities Fund and Nations Short-Intermediate Government Fund, plaintiffs allege that, among other things, defendants violated the Securities Exchange Act of 1934 and various state securities fraud statutes by employing a scheme to defraud plaintiffs into purchasing shares of the funds and making untrue statements of material fact and omitting to state material facts in connection with sales of shares of the funds. Plaintiffs further allege that, among other things, defendants concealed the risks associated with such funds by blurring the distinctions between banks and non-bank subsidiaries and by obscuring the differences between traditional, federally insured bank products and uninsured, non-depository products.

About Your Investment

   How To Buy Shares


The Funds have established various procedures for purchasing Investor B Shares in order to accommodate different investors. Purchase orders may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").



Certain investors desiring to invest $1 million or more (including current holdings) in the Nations Funds Family may be eligible to purchase Investor A Shares. See "How To Redeem Shares."


There is a minimum initial investment of $1,000 in the Funds, except that the minimum initial investment is:

o  $500 for IRA investors;

o  $250 for non-working spousal IRAs; and

o $100 for investors participating on a monthly basis in the Systematic Investment Plan described below.


There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs") Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs, and SAR-IRAs), within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.



Investor B Shares are purchased at net asset value per share without the imposition of a sales charge. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").



The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor B Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.



Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor B Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.



EFFECTIVE TIME OF PURCHASES: Purchase orders for Investor B Shares of the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.


The Agents are responsible for transmitting orders for purchases of Investor B Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.



SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") shareholders may automatically purchase Investor B Shares. On a bi-monthly or quarterly basis, shareholders may direct cash to be transferred automatically from their checking or savings account at any bank which is a member of the Automated Clearing House to their Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.



TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.



CONVERSION FEATURE: Except for Investor B Shares held by employee benefit plans, Investor B Shares purchased after July 31, 1997, that have been outstanding for the number of years set forth in the applicable schedule below will, at the end of the month in which the anniversary of such share purchase occurs, automatically convert to Investor A Shares.



Except for Investor B Shares held by employee benefit plans, Investor B Shares of Nations Short-Intermediate Government Fund and Nations Strategic Fixed Income Fund purchased prior to August 1, 1997, will automatically convert to Investor A Shares at the end of the month in which the sixth anniversary of such share purchase occurs.



Except for Investor B Shares held by employee benefit plans, Investor B Shares of Nations Government Securities Fund, Nations Diversified Income Fund and Nations U.S. Government Bond Fund purchased prior to August 1, 1997, will automatically convert to Investor A Shares at the end of the month in which the ninth anniversary of such share purchase occurs.



Upon conversion, shareholders will receive Investor A Shares having a total dollar value equal to the total dollar value of their Investor B Shares, without the imposition of any sales charge or other charge. The operating expenses applicable to Investor A Shares, which are lower than those applicable to Investor B Shares, shall thereafter be applied to such newly converted shares. Shareholders holding converted shares will benefit from the lower annual operating expenses of Investor A Shares, which will have a positive effect on total returns. In each case, shareholders have the right to decline an automatic conversion by notifying their Agent or the Transfer Agent within 90 days before a conversion that they do not desire such conversion.



Reinvestments of dividends and distributions in Investor B Shares will be considered a new purchase for purposes of the conversion schedules set forth below. If a shareholder effects one or more exchanges among Investor B Shares of the Non-Money Market Funds of Nations Funds during such period, the holding period for shares so exchanged will be counted toward such period.



CONVERSION SCHEDULES



This conversion feature applies to Nations Short-Intermediate Government Fund and Nations Strategic Fixed Income Fund in the manner described by the schedule below:



   AMOUNT OF PURCHASE          YEAR OF CONVERSION
$0 -- $249,999                         6th
$250,000 -- $499,999                   6th
$500,000 -- $999,999                   5th



This conversion feature also applies to the following Funds in the manner described by the schedule below: Nations Government Securities Fund, Nations Diversified Income Fund and Nations U.S. Government Bond Fund:



   AMOUNT OF PURCHASE          YEAR OF CONVERSION
$0 -- $249,999                         9th
$250,000 -- $499,999                   6th
$500,000 -- $999,999                   5th


   How To Redeem Shares


Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent, less any applicable CDSC. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds. Except for any CDSC which may be applicable upon the redemption of Investor B Shares, as described below, there is no redemption charge.


Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens or by the Transfer Agent. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.


Nations Funds may redeem a shareholder's Investor B Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of the Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor B Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



RIGHTS OF ACCUMULATION: An investor may be entitled to a reduced CDSC or to purchase Investor A Shares through Rights of Accumulation. To qualify for a reduced CDSC or to purchase Investor A Shares, an investor must notify the Servicing Agent through which the Investor B Shares are or would be purchased, which in turn must notify Stephens or the Transfer Agent at the time of purchase. Reductions in CDSCs or the availability of Investor A Shares may be modified or terminated at any time and are subject to confirmation of an investor's holdings. An investor who has previously invested in the Nations Funds Family (excluding the Nations Funds money market and index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund) may aggregate holdings in such shares with current purchases to determine the applicable CDSC schedule or the availability of Investor A Shares for current purchases. An investor's aggregate investment in the Nations Funds Family for this purpose is the total value (based on the higher of current net asset value or the public offering price originally paid) of: (a) current purchases, and (b) Investor A Shares, Investor B Shares or Investor C Shares that are already beneficially owned by the investor (excluding the Nations Funds money market and index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund).



CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers specified below, Investor B Shares purchased prior to January 1, 1996 or after July 31, 1997, may be subject to a CDSC if such shares are redeemed within the years designated in the applicable CDSC schedule set forth below. No CDSC is imposed on increases in net asset value above the initial purchase price, or shares acquired by reinvestment of distributions. Subject to the waivers described below, the amount of the CDSC is determined as a percentage of the lesser of the net asset value or the purchase price of the shares being redeemed. The amount of the CDSC will depend on the number of years since you invested, according to the following table:



CDSC SCHEDULES



A CDSC is imposed at the following declining rates on Investor B Shares of Nations Short-Intermediate Government Fund and Nations Strategic Fixed Income
Fund:



SHARES PURCHASED PRIOR TO JANUARY 1, 1996



                                        CDSC as a
                                  Percentage of Dollar
Year Since Purchase Made        Amount Subject to Charge
First                                        4.0%
Second                                       3.0%
Third                                        3.0%
Fourth                                       2.0%
Fifth                                        2.0%
Sixth                                        1.0%
Seventh and thereafter                       None



SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $0 -- $249,999



                                       CDSC as a
                                 Percentage of Dollar
Year Since Purchase Made       Amount Subject to Charge
First                                       3.0%
Second                                      2.0%
Third                                       1.0%
Fourth and thereafter                       None



SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $250,000 -- $499,999



                                       CDSC as a
                                 Percentage of Dollar
Year Since Purchase Made       Amount Subject to Charge
First                                       3.0%
Second                                      2.0%
Third                                       1.0%
Fourth and thereafter                       None

SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $500,000 -- $999,999*



                                       CDSC as a
                                 Percentage of Dollar
Year Since Purchase Made       Amount Subject to Charge
First                                       2.0%
Second                                      1.0%
Third and thereafter                        None



* Except as noted below, Investor B Shares are not available to purchasers desiring to invest $1 million or more, other than employee benefit plans whose initial investment is less than $1 million. Such employee benefit plans will continue to be subject to this CDSC schedule even after their aggregate holdings in the Nations Funds Family as described above reaches $1 million.


A CDSC is imposed at the following declining rates on Investor B Shares of Nations Government Securities Fund, Nations Diversified Income Fund and Nations U.S. Government Bond Fund:



SHARES PURCHASED PRIOR TO JANUARY 1, 1996



                                       CDSC as a
                                 Percentage of Dollar
Year Since Purchase Made       Amount Subject to Charge

First                                       5.0%
Second                                      4.0%
Third                                       3.0%
Fourth                                      2.0%
Fifth                                       2.0%
Sixth                                       1.0%
Seventh and thereafter                      None



SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $0 -- $249,999



                                       CDSC as a
                                 Percentage of Dollar
Year Since Purchase Made       Amount Subject to Charge
First                                       4.0%
Second                                      3.0%
Third                                       3.0%
Fourth                                      2.0%
Fifth                                       1.0%
Sixth and thereafter                        None



SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $250,000 -- $499,999



                                       CDSC as a
                                 Percentage of Dollar
Year Since Purchase Made       Amount Subject to Charge
First                                       3.0%
Second                                      2.0%
Third                                       1.0%
Fourth and thereafter                       None



SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $500,000 -- $999,999*



                                       CDSC as a
                                 Percentage of Dollar
Year Since Purchase Made       Amount Subject to Charge
First                                       2.0%
Second                                      1.0%
Third and thereafter                        None



*Except as noted below, Investor B Shares are not available to purchasers desiring to invest $1 million or more, other than employee benefit plans whose initial investment is less than $1 million. Such employee benefit plans will continue to be subject to this CDSC schedule even after their aggregate holdings in the Nations Funds Family as described above reaches $1 million.



In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares resulting in the lowest possible CDSC. Solely for purposes of determining the number of years from the date of purchase of shares, all purchases are deemed to have been made on the trade date of the transaction.


The CDSC will be waived on redemptions of Investor B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner), (ii) in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or Custodial Account under Section 403(b)(7) of the Code following attainment of age 59 1/2;
(c) a tax-free return of an excess contribution to an IRA; and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor B Shares held in the account is less than the minimum account size, (v) in connection with the combination of Nations Funds with any other registered investment company by a merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor B Shares in the account. In addition, the CDSC will be waived on Investor B Shares purchased before September 30, 1994 by current or retired employees of NationsBank and its affiliates or by current or former Trustees or Directors of Nations Funds or other management companies managed by NationsBank. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.



Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the plan adopted pursuant to Rule 12b-1 under the 1940 Act, pay a bonus or other consideration or incentive to Selling Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens also may, from time to time, pay additional consideration to Selling Agents not to exceed 4.00% of the offering price per share on all sales of Investor B Shares as an expense of Stephens or for which Stephens may be reimbursed under the plan adopted pursuant to Rule 12b-1 or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.



In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.



REINSTATEMENT PRIVILEGE: Within 120 days after a redemption of Investor B Shares of a Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor B Shares of the same Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor B Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.



AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor B Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor B Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor B Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor B Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals may reduce principal and will eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. AWPs may be terminated by shareholders on 30 days' written notice to their Selling Agent or by Nations Funds at any time.


   How To Exchange Shares


The exchange feature enables a shareholder to exchange funds as specified below when the shareholder believes that a shift between funds is an appropriate investment decision. The exchange feature enables a shareholder of Investor B Shares of a fund offered by Nations Funds to acquire shares of the same class that are offered by another fund of Nations Funds (except Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund), Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund or Investor C Shares of a Nations Funds money market fund. Additionally, the exchange feature enables a shareholder of Investor B Shares of Nations Short-Term Income Fund to exchange such shares for Investor B Shares of Nations Short-Term Municipal Income Fund. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.



No CDSC will be imposed in connection with an exchange of Investor B Shares that meets the requirements discussed in this section. If a shareholder acquires Investor B Shares of another fund through an exchange, any CDSC schedule applicable (CDSCs may apply to shares purchased prior to January 1, 1996 or after July 31, 1997) to the original shares purchased will be applied to any redemption of the acquired shares. If a shareholder exchanges Investor B Shares of a fund for Investor C Shares of a money market fund or Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund, the acquired shares will remain subject to the CDSC schedule applicable to the Investor B Shares exchanged. The holding period (for purposes of determining the applicable rate of the CDSC) does not accrue while the shares owned are Investor C Shares of a Nations Funds money market fund or Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund. As a result, the CDSC that is ultimately charged upon a redemption is based upon the total holding period of Investor B Shares of a fund that charges a CDSC.



The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.


The Investor B Shares exchanged must have a current value of at least $1,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling the investor's Selling Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Selling Agent through which the original shares were purchased. An investor should consult his/her Selling Agent or Stephens for further information regarding exchanges.

   Shareholder Servicing And Distribution Plans

SHAREHOLDER SERVICING PLAN: The Funds' shareholder servicing plan ("Servicing Plan") permits the Funds to compensate Servicing Agents for services provided to their Customers that own Investor B Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor B Shares.



The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor B Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor B Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor B Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services.



Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the relevant SAI for more details on the Servicing Plan.



DISTRIBUTION PLAN: Pursuant to Rule 12b-1 under the 1940 Act, the Trustees of Nations Fund Trust and the Directors of Nations Fund, Inc. have approved a Distribution Plan with respect to Investor B Shares of the Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor B Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees or Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of the Funds' Investor B Shares.


The fees payable under the Distribution Plan are used primarily to compensate or reimburse Stephens for distribution services provided by it, and related expenses incurred, including pay-ments by Stephens to compensate or reimburse Selling Agents for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Distribution Plan may be made with respect to the following expenses: the cost of preparing, printing and distributing prospectuses, sales literature and advertising materials; commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of Stephens or Selling Agents; overhead and other office expenses; opportunity costs relating to the foregoing; and any other costs and expenses relating to distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating Stephens' or the Selling Agents' offices in connection with the sale of Fund shares, including rent, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communications costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and
(iii) other expenses relating to distribution and sales support activities.


Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAIs for more details on the Distribution Plan.



Nations Funds understands that Agents may charge fees to their Customers who own Investor B Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


   How The Funds Value Their Shares


The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees or Directors.

   How Dividends And Distributions Are Made; Tax Information

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared daily and paid monthly by the Funds. The Funds' net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.


The net asset value of Investor B Shares will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Certain Selling Agents may provide for the reinvestment of dividends in the form of additional Investor B Shares of the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the month to which the dividend relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor B Shares.


TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Code. Such qualification relieves the Funds of liability for Federal income tax on amounts distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by a Fund of its net investment income (including net foreign currency gain) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable as ordinary income to shareholders who are not exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an IRA are generally deferred under the Code.) Corporate investors may be entitled to the dividends received deduction on a portion of the dividends paid by those Funds investing in the stock of domestic corporation.

Substantially all of the Funds' net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not exempt from Federal income tax as long-term capital gains, regardless of how long the shareholders have held the Funds' shares and whether such gains are received in cash or reinvested in additional shares.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may be subject to state and local taxes.

Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.


The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAIs.

   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.

Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Such Certifi-cates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

Collateralized mortgage obligations or "CMOs," are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government Obligations.

A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securi-ties as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds. For additional information concerning mortgage-backed securities, see the related SAI.


The mortgage-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow thereby lengthening duration and potentially reducing the value of these securities. The debt securities held by the Funds also may be subject to credit risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Any such defaults or adverse changes in an issuers financial condition or credit rating may adversely affect the value of the Funds' portfolio investments and, hence, the value of your investment in the corresponding Fund.


NON-MORTGAGE ASSET-BACKED SECURITIES: Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass- through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Non-mortgage backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receiv-ables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.


BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Each Fund will limit its investments in bank obligations so they do not exceed 25% of its total assets at the time of purchase.

U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations) and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, certain of the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be creditworthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks.

Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objectives. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: Each Fund may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.


FIXED INCOME INVESTING: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.


FOREIGN CURRENCY TRANSACTIONS: Each Fund may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.


Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when such Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, a Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of such Fund and the flexibility of such Fund to purchase additional securities. Although forward contracts will be used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.



FOREIGN SECURITIES: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.



FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: Each Fund may attempt to reduce the overall level of investment risk of particular securities and attempt to protect such Funds against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as equity swap contracts, interest rate swaps, currency swaps, caps, collars and floors.


The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAIs.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities.

If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E., the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

LOWER-RATED DEBT SECURITIES: Nations Diversified Income Fund may invest in lower-rated debt securities. Lower rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing. Each Fund that may invest in lower-rated debt securities intends to limit their investments in lower-quality debt securities to 35% of assets.

The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Boards, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and a Fund's ability to dispose of these lower-rated bonds.

The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.

MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the pro-ceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases," and units of participation in trusts holding pools of tax exempt leases. Such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.



Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal securities. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified municipal securities at a specified price. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.



REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.



SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.


STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: The Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.


VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description Of Ratings

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay prin-cipal for debt in this category than for those in higher-rated categories.

     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


The following summarizes the three highest rating categories used by Fitch for short-term obligations, each of which denotes securities that are investment grade:


     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


The following summarizes the four highest long-term ratings used by IBCA:


     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the three highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.

     A1 -- Obligations supported by the highest capacity for timely repayment.

     A2 -- Obligations supported by a good capacity for timely repayment.

                          (This Page Left Blank Intentionally)

Prospectus


                                  INVESTOR B SHARES
                                     AUGUST 1, 1997



This Prospectus describes four equity
portfolios -- NATIONS INTERNATIONAL EQUITY FUND,
NATIONS INTERNATIONAL GROWTH FUND, NATIONS EMERGING
MARKETS FUND and NATIONS PACIFIC GROWTH FUND -- and one bond portfolio -- NATIONS GLOBAL GOVERNMENT
INCOME FUND (each, a "Fund") -- of Nations Fund,
Inc. and Nations Fund Portfolios, Inc. ("Nations
Portfolios"), each an open-end management investment company in the Nations Funds Family
("Nations Funds" or "Nations Funds Family"). This
Prospectus describes one class of shares of each Fund -- Investor B Shares (formerly Investor N
Shares).



This Prospectus sets forth concisely the                  Nations
information about each Fund that a prospective            International
purchaser of Investor B Shares should consider            Equity Fund
before investing. Investors should read this
Prospectus and retain it for future reference.
Additional information about Nations Fund, Inc. and
Nations Portfolios is contained in separate               Nations International
Statements of Additional Information (the "SAIs"),        Growth Fund
that have been filed with the Securities and
Exchange Commission (the "SEC") and are available
upon request without charge by writing or calling
Nations Funds at its address or telephone number          Nations Emerging
shown below. The SAIs for Nations Fund, Inc. and          Markets Fund
Nations Portfolios, each dated August 1, 1997, are
incorporated by reference in their entirety into          Nations Pacific
this Prospectus. The SEC maintains a Web site             Growth Fund
(http://www.sec.gov) that contains the SAIs,
material incorporated by reference in this
Prospectus and other information regarding                Nations Global
registrants that file electronically with the SEC.        Government Income Fund
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. Gartmore Global
Partners ("Gartmore") is investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or Gartmore as the context may require.



SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.



NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

                                                     For Fund information call:
                                                     1-800-321-7854

                                                     Nations Funds
                                                     c/o Stephens Inc.
                                                     One NationsBank Plaza
                                                     33rd Floor
                                                     Charlotte, NC 28255

                                               (Nations Funds Logo appears here)




  NSI-96147-897

            Table  Of  Contents

            About The Funds

            Prospectus Summary                                3

            Expenses Summary                                  4


            Financial Highlights                              5



            Objectives                                       10



            How Objectives Are Pursued                       11



            How Performance Is Shown                         17



            How The Funds Are Managed                        20



            Organization And History                         23


            About Your Investment


            How To Buy Shares                                25



            How To Redeem Shares                             27



            How To Exchange Shares                           30



            Shareholder Servicing And Distribution Plans     31



            How The Funds Value Their Shares                 32



            How Dividends And Distributions Are Made;
            Tax Information                                  32



            Appendix A -- Portfolio Securities               34



            Appendix B -- Description Of Ratings             40



            NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS'SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE
            BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR
            IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT
            LAWFULLY BE MADE.

About The Funds

Prospectus Summary

(Bullet) TYPE OF COMPANIES: Open-end management investment companies.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:

         (Bullet) Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.


         (Bullet) Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.


         (Bullet) Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

         (Bullet) Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

         (Bullet) Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.


(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Fund Family. Gartmore Global Partners provides sub-advisory services to the Funds. See "How The Funds Are Managed."



(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations International Equity, Nations
         Emerging Markets and Nations Pacific Growth Funds declare and pay dividends from net investment income each calendar quarter and the Nations Global Government Income Fund declares dividends daily and pays them monthly. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.


(Bullet) RISK FACTORS: The Funds are designed for long-term investors seeking international diversification and who are willing to bear the risks associated with international investing, such as foreign currency fluctuations and economic and political risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Special Risk Considerations Relevant to an Investment in the Funds."

(Bullet) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction -- Individual Retirement Accounts. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."

Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following table summarizes shareholder transaction and operating expenses for Investor B Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.



INVESTOR B SHARES



                                               Nations             Nations
                                            International       International          Nations             Nations
                                                Equity              Growth         Emerging Markets     Pacific Growth
                                                Fund                Fund                Fund                Fund
SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases                 None                None                None                None
Maximum Deferred Sales Charge (as a
  percentage of the lower of the
  original purchase price or redemption P
  proceeds)(1)                                  5.00%               5.00%               5.00%               5.00%

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)

Management Fees                                  .90%                .90%               1.10%                .90%
Rule 12b-1 Fees (After Fee Waivers)              .75%                .75%                .75%                .75%
Shareholder Servicing Fees                       .25%                .25%                .25%                .25%
Other Expenses                                   .26%                .22%                .64%                .52%
Total Operating Expenses (After Fee
  Waivers)                                      2.16%               2.12%               2.74%               2.42%


                                               Nations Global
                                                Government
                                               Income Fund
SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases                   None
Maximum Deferred Sales Charge (as a
  percentage of the lower of the
  original purchase price or redemption
  proceeds)(1)                                    4.00%

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)

Management Fees                                    .70%
Rule 12b-1 Fees (After Fee Waivers)                .60%
Shareholder Servicing Fees                         .25%
Other Expenses                                     .56%
Total Operating Expenses (After Fee
  Waivers)                                        2.11%



(1) Investor B Shares purchased prior to January 1, 1996 or after July 31, 1997 are subject to the Deferred Sales Charge as set forth in the applicable schedule. The Maximum Deferred Sales Charge is 5.00% in the first year after purchase, declining to 1.00% in the sixth year after purchase and eliminated thereafter. For the applicable Deferred Sales Charge schedule see "How to Redeem Shares -- Contingent Deferred Sales Charge."


EXAMPLES:

An investment of $1,000 would incur the following expenses, assuming (1) a 5% annual return and (2) redemption at the end of each time period.


                    Nations              Nations              Nations              Nations
                 International        International          Emerging              Pacific
                    Equity               Growth               Markets              Growth
                     Fund                 Fund                 Fund                 Fund

1 Year             $      72            $      72            $      78            $      75
3 Years            $      98            $      96            $     115            $     105
5 Years            $     136            $     134            $     165            $     149
10 Years           $     249            $     245            $     307            $     276

                    Nations Global
                    Government
                    Income Fund
1 Year             $      61
3 Years            $      96
5 Years            $     123
10 Years           $     244

An investment of $1,000 would incur the following expenses assuming (1) a 5% annual return and (2) no redemption.






                      Nations              Nations              Nations              Nations
                   International        International          Emerging              Pacific
                     Equity               Growth               Markets               Growth
                     Fund                 Fund                 Fund                  Fund

1 Year               $      22            $      22            $      28            $      25
3 Years              $      68            $      66            $      85            $      75
5 Years              $     116            $     114            $     145            $     129
10 Years             $     249            $     245            $     307            $     276


                         Nations Global
                         Government
                         Income Fund

1 Year               $      21
3 Years              $      66
5 Years              $     113
10 Years             $     244


The purpose of the foregoing table is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in the Funds will bear either directly or indirectly. The figures contained in the above tables for the Funds are based on amounts incurred during the Funds' most recent fiscal year and have been adjusted as necessary to reflect current service provider fees and waivers. The "Other Expenses" figures in the above table are based on estimates for the current fiscal year. Long-term shareholders of the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed."


Absent fee waivers, "Rule 12b-1 Fees" and "Total Operating Expenses" for Investor B Shares of Nations Global Government Income Fund would have been .75% and 2.26%.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Financial Highlights


The financial information on the following pages has been derived from the audited financial statements of Nations Fund, Inc. and Nations Portfolios. Price Waterhouse LLP is the independent accountant to Nations Fund, Inc. and Nations Portfolios. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund, Inc. and Nations Portfolios accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. For more information see "Organization And History." Shareholders of the Funds will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent accountant.



Information for Investor B Shares of Nations International Growth Fund has been derived from the audited financial statements dated May 16, 1997 for the Class B Shares of The Pilot Funds' Pilot International Equity Fund, the predecessor fund to Nations International Growth Fund. This information has been audited by Arthur Andersen LLP and is provided to help you understand the historical performance of the Fund and its predecessor. The reports of Arthur Andersen LLP accompany the financial statements dated May 16, 1997 and are incorporated by reference in the related SAI, which is available upon request.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS INTERNATIONAL EQUITY FUND



                                                              YEAR             PERIOD             YEAR             PERIOD
                                                             ENDED             ENDED             ENDED              ENDED
INVESTOR B SHARES (FORMERLY INVESTOR N SHARES)             03/31/97#        03/31/96(a)#       05/31/95#         05/31/94*#
Operating performance:
Net asset value, beginning of period                      $   13.27         $   11.56         $   11.96        $   10.51
Net investment income/(loss)                                  (0.05)            (0.02)             0.05            (0.00)**
Net realized and unrealized gain/(loss) on investments         0.10              1.78             (0.22)            1.51
Net increase/(decrease) in net asset value from
  operation                                                    0.05              1.76             (0.17)            1.51
Distributions:
Dividends from net investment income                          (0.04)               --             (0.01)           (0.04)
Distributions in excess of net investment income              (0.00)**          (0.03)               --               --
Distributions from net realized capital gains                 (0.42)            (0.02)            (0.12)           (0.02)
Distributions in excess of net realized capital gains         (0.03)               --             (0.10)              --
Total dividends and distributions                             (0.49)            (0.05)            (0.23)           (0.06)
Net asset value, end of period                            $   12.83         $   13.27         $   11.56        $   11.96
Total return++                                                 0.28%            15.25%            (1.30)%          14.32%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's):                     $  36,698         $  40,426         $  31,372        $  17,349
Ratio of operating expenses to average net assets              2.16%             1.99%+            1.78%            1.92%+
Ratio of net investment income/(loss) to average net
  assets                                                      (0.38)%           (0.17)%+           0.42%           (0.00)%+**
Portfolio turnover rate                                          36%               26%               92%              39%
Ratio of operating expenses to average net assets
  without waivers and/or expense reimbursements                  --              2.00%+            1.79%            1.93%+
Net investment income/(loss) per share without waivers
  and/or expense reimbursements                                  --         $   (0.02)        $    0.05        $   (0.00)**
Average commission rate paid (b)                          $  0.0279         $  0.0272                --               --



 * Nations International Equity Fund Investor B Shares commenced operations on June 7, 1993.

 **  Amount represents less than $0.01 per share.

  +  Annualized.

 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 # Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT THE PERIOD



NATIONS INTERNATIONAL GROWTH FUND




                                                                                       PERIOD            YEAR
                                                                                       ENDED             ENDED
                                                                                       05/16/97        08/31/96(b)


INVESTOR B SHARES*
Operating performance:
Net asset value at the beginning of the period                                          $  17.04         $   17.54
Net investment income (loss)                                                               (0.05)               --
Net realized and unrealized gain/(loss) on investments                                      2.71         $   (0.65)
Net realized and unrealized gain/(loss) on foreign currency related transactions           (0.92)        $    0.15
Total income (loss) from investment activities                                              1.74         $   (0.50)
Distributions from net investment income                                                   (0.12)               --
Distributions from net realized gain on investments and foreign currency related
  transactions                                                                             (0.34)               --
Net asset value at the end of the period                                               $   18.32         $   17.04
Total return (a)                                                                           10.37%            (2.85)%
Portfolio turnover rate (d)                                                                33.68%            22.31%
Ratio of expenses to average net assets                                                     2.18%(c)          2.06%(c)
Ratio of net investment income (loss) to average net assets                                (0.61)%(c)        (0.32)%(c)
Net assets at end of period (in 000's)                                                 $     560         $     184
Average Commission Rate (e)                                                            $  0.0107         $  0.0160


    * Investor B Shares of Nations International Growth Fund were formerly Class B Shares of the Pilot International Equity Fund, a predecessor portfolio.



(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return is not annualized.


(b)   Class B Shares were initially issued on July 1, 1996.


(c)   Annualized.


(d) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued and is not annualized.


(e) The average commission rate represents the total dollar amount of commissions paid on portfolio transactions, divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS EMERGING MARKETS FUND


                                                                                            YEAR             PERIOD
                                                                                           ENDED             ENDED
INVESTOR B SHARES (FORMERLY INVESTOR N SHARES)                                           03/31/97#         03/31/96*#
Operating performance:
Net asset value, beginning of period                                                    $   10.26         $   10.00
Net investment income/(loss)                                                                (0.09)            (0.11)
Net realized and unrealized gain on investments                                              1.20              0.37
Net increase in net asset value from operations                                              1.11              0.26
Dividends from net investment income                                                           --                --
Distributions in excess of net investment income                                               --                --
Distributions from net realized capital gains                                               (0.06)               --
Total dividends and distributions                                                           (0.06)               --
Net asset value, end of period                                                          $   11.31         $   10.26
Total return++                                                                              10.88%             2.60%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's):                                                   $   1,499         $   1,209
Ratio of operating expenses to average net assets                                            2.74%             3.13%+
Ratio of net investment loss to average net assets                                          (0.87)%           (1.38)%+
Portfolio turnover rate                                                                        31%               17%
Average commission rate paid (a)                                                        $  0.0003         $  0.0004



* Nations Emerging Markets Fund Investor B Shares commenced operations on June 30, 1995.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

  # Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.

(a) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS PACIFIC GROWTH FUND


                                                                                            YEAR             PERIOD
                                                                                           ENDED             ENDED
INVESTOR B SHARES (FORMERLY INVESTOR N SHARES)                                            03/31/97         03/31/96*#
Operating performance:
Net asset value, beginning of period                                                    $   10.18         $   10.00
Net investment income/(loss)                                                                (0.05)            (0.10)
Net realized and unrealized gain/(loss) on investments                                       0.19              0.29
Net increase/(decrease) in net asset value from operations                                   0.14              0.19
Dividends from net investment income                                                        (0.01)               --
Distributions in excess of net investment income                                            (0.01)            (0.01)
Distributions from net realized capital gains                                                  --                --
Distributions in excess of net realized capital gains                                          --                --
Total dividends and distributions                                                           (0.02)            (0.01)
Net asset value, end of period                                                          $   10.30         $   10.18
Total return++                                                                               1.18%             1.88%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's):                                                   $   2,367         $   2,324
Ratio of operating expenses to average net assets                                            2.42%             2.76%+
Ratio of net investment income/(loss) to average net assets                                 (0.61)%           (1.27)%+
Portfolio turnover rate                                                                        78%               23%
Average commission rate paid (b)                                                        $  0.0126         $  0.0178



 * Nations Pacific Growth Fund Investor B Shares commenced operations on June 30, 1995.

  +   Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

  # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.

(b) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR AN INVESTOR B SHARE OUTSTANDING THROUGHOUT EACH PERIOD


NATIONS GLOBAL GOVERNMENT INCOME FUND



                                                                                             YEAR              PERIOD
                                                                                             ENDED              ENDED
INVESTOR B SHARES (FORMERLY INVESTOR N SHARES)                                            03/31/97#          03/31/96*
Operating performance:
Net asset value, beginning of period                                                     $   10.07             $10.00
Net investment income                                                                         0.36               0.32
Net realized and unrealized gain/(loss) on investments                                       (0.02)              0.11
Net increase in net asset value from operations                                               0.34               0.43
Distributions:
Dividends from net investment income                                                         (0.38)             (0.30)
Distributions in excess of net investment income                                             (0.08)             (0.02)
Distributions from net realized capital gains                                                (0.16)             (0.04)
Total dividends and distributions                                                            (0.62)             (0.36)
Net asset value, end of period                                                           $    9.79             $10.07
Total return++                                                                                3.22%              4.27%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                     $     193             $  193
Ratio of operating expenses to average net assets                                             2.26%              2.32%+
Ratio of net investment income to average net assets                                          3.60%              4.17%+
Portfolio turnover rate                                                                        100%               213%



 * Nations Global Government Income Fund Investor B Shares commenced operations on June 30, 1995.


 + Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

 # Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.

   Objectives

NATIONS INTERNATIONAL EQUITY FUND: Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.


NATIONS INTERNATIONAL GROWTH FUND: Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.


NATIONS EMERGING MARKETS FUND: Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

NATIONS PACIFIC GROWTH FUND: Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

NATIONS GLOBAL GOVERNMENT INCOME FUND: Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.

Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single

Fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of the Funds will fluctuate based on market conditions. Therefore, investors should not rely upon the Funds for short-term financial needs, nor are the Funds meant to provide a vehicle for participating in short-term swings in the stock market.

   How Objectives Are Pursued

NATIONS INTERNATIONAL EQUITY FUND: The Fund intends to diversify investments broadly among countries and normally to invest in securities representing at least three different countries. The Fund may invest in companies in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in companies in one or two countries.

In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks; bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.

The Fund also may invest in American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers, securities of foreign investment funds or trusts and real estate investment trust securities.


The Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return and forward foreign exchange contracts; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission (the "CFTC") and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund may invest in restricted, private placement and other illiquid securities, repurchase agreements, and securities issued by other investment companies, consistent with the Fund's investment objective and policies.



For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" for additional information concerning the investment practices of the Fund.



NATIONS INTERNATIONAL GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in foreign equity securities listed on major exchanges, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. The Fund may purchase the stock of small-, mid- and large-capitalization companies.



The Fund may invest up to 35% of its total assets in securities of issuers domiciled in developing countries. These countries are generally located in Eastern Europe, the Asia-Pacific region, Latin and South America, Africa and, subject to approval by the Board of Directors, the former Soviet Union and the Middle East. Debt securities, if any, purchased by the Fund will be rated in the top two categories by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations (such as the International Bank for Reconstruction and Development (the "World Bank")), including money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securi-




ties, securities indexes and foreign currencies, securities lending and repurchase agreements.

The Fund may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk-management. The Fund also may lend its portfolio securities to qualified institutional investors and may invest in restricted, private placement and other illiquid securities. Additionally, the Fund may invest in ADRs, GDRs, EDRs and ADSs, as well as purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies.



For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" for additional information concerning the investment practices of the Fund.



NATIONS EMERGING MARKETS FUND: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in equity securities of companies in emerging markets.



The Fund considers countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the World Bank; and (iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.


Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Colombia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.

A company will be considered in a country, market or region if it conducts its principal business activities in the country, market or region. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its assets situated in such country, market or region.

Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, GDRs, EDRs, and ADSs of such issuers.

The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Funds," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

The Fund also may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return and forward foreign exchange contracts; and U.S. and foreign exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund may invest in restricted, private placement and other illiquid securities, repurchase agreements, and securities issued by other investment companies, consistent with the Fund's investment objective and policies.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" for additional information concerning the investment practices of the Fund.

NATIONS PACIFIC GROWTH FUND: The Fund seeks to achieve its objective by investing primarily in securities of issuers in the regions known as the Pacific Basin and the Far East. An issuer will be considered in a region if it conducts its principal business activities in the region. An issuer will be considered to conduct its principal business activities in a region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such region or has at least 50% of its assets situated in such region. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers in Japan.

The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.

The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Funds," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

The Fund may invest in ADRs, GDRs, EDRs and ADSs. The Fund also may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return and forward foreign exchange contracts; and U.S. and foreign exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund may invest in restricted, private placement and other illiquid securities, repurchase agreements, and securities issued by other investment companies, consistent with the Fund's investment objective and policies.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" for additional information concerning the investment practices of the Fund.

NATIONS GLOBAL GOVERNMENT INCOME FUND: In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.

The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Funds," below. Because the Fund intends to invest a large portion of its assets in foreign Government Securities, the Fund is a "non-diversified" investment company for purposes of the Investment Company Act of 1940 (the "1940 Act"). The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency.

The Fund is managed in accordance with an overall global investment strategy which means that Fund investments are allocated among securities denominated in U.S. dollars and the currencies of a number of foreign countries. The Fund's exposure to various countries and currencies will vary in accordance with the Adviser's assessment of the relative yield and appreciation of such securities. Fundamental economic strength, credit quality and interest rate trends are the principal factors considered by the Adviser in determining whether to increase or decrease the emphasis placed upon a particular country or particular type of security within the Fund's investment portfolio.

Under normal market conditions, the Fund intends to invest primarily in securities rated "A" or better at the time of purchase by Moody's or S&P and unrated securities that, at the time of purchase will be determined to be of comparable quality by the Adviser. The Fund also may invest in securities rated "Baa" by Moody's or "BBB" by S&P, but does not, as a general matter, intend to invest more than 10% of its total assets in such securities. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such event in determining whether the Fund should continue to hold the obligation. In no event will the Fund hold more than 5% of its total net assets in securities rated below investment grade. See "Appendix B" below for a description of these rating designations. The Adviser expects that the Fund's dollar-weighted average maturity will not be greater than 15 years under normal market conditions.

Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.

The Fund also may invest in money market instruments, certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return and forward foreign exchange contracts; and U.S. and foreign exchange-traded financial futures approved by the CFTC and options thereon for market expo-sure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund may invest in restricted, private placement and other illiquid securities, repurchase agreements, and securities issued by other investment companies, consistent with the Fund's investment objective and policies.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" for additional information concerning the investment practices of the Fund.

SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE FUNDS: Investors should understand and consider carefully the special risks involved in foreign investing. In addition, each Fund presents unique risks of which investors should be aware.

Investors in Nations International Equity Fund should be aware that the Fund may, from time to time, invest up to 5% of its total assets in securities of companies located in Eastern Europe. Economic and political reforms in this region are still in their infancy. As a result, investment in such countries would be highly speculative and could result in losses to the Fund and, thus, to its shareholders.

Investors in Nations Pacific Growth Fund should understand and consider carefully the special risks involved in investing in the Pacific Basin and Far East. Countries in the Pacific Basin and Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties.

The same is true, but even more so, for the emerging market countries in which Nations Emerging Markets Fund invests. Although the Fund believes that its investments present the possibility for significant growth over the long term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid.


The above risk considerations are relevant to an investment in Nations International Growth Fund.


Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness. In general, bond prices rise when interest rates fall, and vice versa.


Moreover, for each of the Funds, investing in securities denominated in foreign currencies and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunities and risks not typically associated with investing in U.S. dollar-denominated securities. Additionally, changes in the value of foreign currencies can significantly affect a Fund's share price. General economic and political factors in the various world markets also can impact a Fund's share price.


The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also higher than the typical domestic equity mutual fund.

Risks unique to international investing include: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in United States markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war;
(7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities;

(10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries.


PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. For the Funds' portfolio turnover rates, see "Financial Highlights." If a Fund's portfolio turnover rate exceeds 100%, it may result in higher costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gains tax consequences. While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate will not exceed 100% for Nations International Growth Fund.


INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of a Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in each Fund's respective SAI.

Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of a Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply (a) with respect to the Nations Global Government Income Fund, to investments in foreign Government Securities; and (b) to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.


3.Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund may not:



Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.


Nations Global Government Income Fund may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of such Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.


Nations International Growth Fund may not borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while the Fund has borrowings outstanding in an amount exceeding 5% of its total assets.



The investment objective and policies of each Fund, unless otherwise specified, may be changed without shareholder approval. Shareholders of Nations International Growth Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current position and needs.

In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.


   How Performance Is Shown

From time to time the Funds may advertise the total return and yield on a class of shares. BOTH TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of the Funds may be calculated on an average total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment (reflecting the deduction of any applicable contingent deferred sales charge ("CDSC")), and assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods or may not reflect a deduction of the CDSC.

"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period. The yield on a class of shares does not reflect deduction of any applicable CDSC.

Set forth below is certain performance data for the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite, reflecting the performance of private accounts, including U.K. authorized unit trusts, managed by Gartmore plc, as defined below. The performance data for these accounts is deemed relevant because the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite have investment objectives, policies and restrictions that are substantially similar to those of Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. There is substantial continuity between the portfolio managers of Gartmore plc who were responsible for managing those accounts and the portfolio managers of Gartmore who are responsible for managing Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF GARTMORE OR THE FUNDS.



PACIFIC EX-JAPAN COMPOSITE



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                     One Year       Two Years     Three Years    Four Years

Pacific Ex-Japan
 Composite               3.95%          8.44%          7.79%         17.11%
Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Index1            -2.44%          8.58%          7.08%         15.62%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                                                                Since
                                                              Inception
                    Five Years    Six Years    Seven Years     (1/1/88)

Pacific Ex-Japan
 Composite              18.84%        18.08%        14.79%        20.42%
Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Index1            16.69%        16.61%        15.77%        19.02%

ANNUAL TOTAL RETURNS*



                                            Morgan Stanley
                                               Capital
                                            International
                           Pacific        Combined Far East
                           Ex-Japan           (Ex-Japan)
                          Composite          Free Indexl
1988                           11.9%               30.0%
1989                          58.40%               32.1%
1990                            0.0%               -6.5%
1991                           22.1%               31.0%
1992                           22.9%               21.8%
1993                          110.0%              103.4%
1994                          -13.9%              -17.5%
1995                            4.0%                8.8%
1996                           13.5                11.1



 * The average annual total returns and annual total returns are net of fees. The fees for these accounts were 1% per annum until September 30, 1988, and 1.5% per annum thereafter. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



1 The Morgan Stanley Capital International Combined Far East (Ex-Japan) Free
  Index is a capitalization-weighted index that tracks 7 countries and represents only those securities that are available for investment by international investors; many issues are still restricted to domestic investors in certain Pacific Basin countries.



EMERGING MARKETS COMPOSITE
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                                                                 Four Years
                                                                   Since
                                                                 Inception
                     One Year       Two Years     Three Years      1/1/93
Emerging Markets
 Composite               16.2%          11.1%          -1.8%          10.2%
IFC Investables
 Index1                  11.4%          13.4%           3.1%         13.39%



ANNUAL TOTAL RETURNS*



                           Emerging
                            Markets          IFC Investables
                           Composite             Indexl
1993                           76.5%                79.6%
1994                          -19.0%               -12.0%
1995                          -11.3%                -8.5%
1996                           13.0%                 9.4%



 * The average annual total returns and annual total returns have been calculated since inception (1/1/93) and are net of fees. The fees for these accounts were 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



1 The IFC Investables Index includes over 1,100 stocks representing 27 stock markets in developing countries, and reflects the accessibility of markets and individual stocks for foreign ownership.



GLOBAL GOVERNMENT BOND
EX-U.K. COMPOSITE
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                    One Year           Two Years          Three Years
Global
 Government
 Bond Ex-U.K.
 Composite**            -1.2%               4.4%                6.1%
J.P. Morgan
 Global
 Government
 Bonds Index1            1.0%               3.9%                6.5%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                                                                Since
                                                              Inception
                       Four Years          Five Years          10/1/90
Global Government
 Bond Ex-U.K.
 Composite**                6.2%                8.4%             10.31%
J.P. Morgan
 Global
 Government Bonds
 Index1                     6.5%                7.9%              8.97%

ANNUAL TOTAL RETURNS*



                            Global             J.P. Morgan
                          Government             Global
                         Bond Ex-U.K.          Government
                           Composite          Bonds Indexl
1991                           20.8%                16.0%
1992                            4.8%                 5.2%
1993                           15.0%                11.6%
1994                           -0.9%                 1.5%
1995                           22.8%                19.6%
1996                            0.6%                 3.5%



 * The average annual total returns and annual total returns have been calculated since inception (10/1/90) and are net of fees. The fees on these accounts varied by contractual agreement and have been assumed to be 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



** The accounts of the Global Government Bond Ex-U.K. Composite do not invest in securities of U.K. issuers, which are permissible investments for Nations Global Government Income Fund. However, inclusion of such securities, to the extent of their representation in the J.P. Morgan Global Government Bond Index, would not have materially affected their total returns.



 1 The J.P. Morgan Global Government Bonds Index is a capitalization-weighted index that tracks government bonds issued in 13 countries located in the United States, Europe and the Far East.



Set forth below is the average annual total return and annual total return for Nations International Equity Fund for the periods ending March 31, 1997:



NATIONS INTERNATIONAL
EQUITY FUND
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
INDICATED THROUGH MARCH 31, 1997



                                                                   Since
                                                                 Inception
                     One Year      Three Years    Five Years    on 12/2/91
Nations
 International
 Equity Fund             1.32%          6.23%          8.24%         7.10%
Morgan
 Stanley
 Capital
 International
 EAFE Index1             1.46%          6.53%         10.57%         6.01%



ANNUAL TOTAL RETURNS



                                              Morgan Stanley
                              Nations             Capital
                           International       International
                            Equity Fund         EAFE Indexl
1992                              -8.6%             -12.2%
1993                             27.21%              32.6%
1994                               2.6%               7.8%
1995                               8.5%              11.2%
1996                               8.5%               6.1%



1 The Morgan Stanley Capital International EAFE Index represents an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia and the Far East.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Funds' portfolio and the Funds' operating expenses. Investment performance also often reflects the risks associated with the Funds' investment objective and policies. These factors should be considered when comparing the Funds' investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor B Shares, the Funds offer Primary A, Primary B, Investor A and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees, loads and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of the Funds' shares. Any quotation of total return or yield not reflecting CDSCs would be reduced if such sales charges were reflected. Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investors' selling agent or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.

   How The Funds Are Managed

The business and affairs of Nations Fund, Inc. and Nations Portfolios are managed under the direction of their respective Boards of Directors. Nations Fund, Inc.'s and Nations Portfolios' SAIs contain the names of and general background information concerning each Director of Nations Fund, Inc. and Nations Portfolios, respectively.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.



INVESTMENT ADVISER: NationsBanc Advisors, Inc., serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.



Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds pursuant to sub-advisory agreements. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect, wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a UK company which is the holding company for a leading UK based international fund management group of companies. National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore Investment Management plc.



Subject to the general supervision of Nations Fund, Inc. and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.



For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .90% of each of Nations International Equity Fund's, Nations International Growth Fund's and Nations Pacific Growth Fund's average daily net assets; 1.10% of the average daily net assets of Nations Emerging Markets Fund, and .70% of the average daily net assets of Nations Global Government Income Fund.



For services provided pursuant to sub-advisory agreements, NBAI will pay Gartmore sub-advisory fees, computed daily and paid monthly, at the annual rates of: .70% of Nations International Equity Fund's average daily net assets; .85% of Nations Emerging Markets Fund's average daily net assets; .70% of Nations Pacific Growth Fund's average daily net assets and .54% of Nations Global Government Income Fund's average daily net assets. For services provided and expenses assumed, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rate of .40% of Nations International Growth Fund's average daily net assets up to and including $325,000,000 in assets and .25% on assets in excess of $325,000,000. As of the date of this Prospectus, the Board of Directors has approved, and recommended to shareholders that they approve, an increase in the fees to be paid by

NBAI to Gartmore to .70% of the Nations International Growth Fund's average daily net assets. This increase will be implemented as soon as practicable following receipt of shareholder approval.


From time to time, NBAI (and/or Gartmore) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.


For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Fund's average daily net assets:
Nations International Equity Fund -- .90%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Emerging Markets Fund -- 1.10%, Nations Pacific Growth Fund -- .90% and Nations Global Government Income Fund -- .70%.



For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees at the rate of .48% of Nations International Growth Fund's (formerly the Pilot International Equity Fund) average daily net assets. During the same period, after waivers, the Pilot Funds paid Kleinwort Benson Investment Management Americas Inc., under a previous sub-advisory agreement, sub-advisory fees at the rate of .32% of Nations International Growth Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid Gartmore under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- .85%, Nations Pacific Growth Fund -- .70%, Nations Global Government Income Fund -- .54% and Nations International Equity
Fund -- .70%.



Philip Ehrmann is Principal Portfolio Manager of Nations Emerging Markets Fund and is the Head of the Gartmore Emerging Markets Team. He has been the Portfolio Manager for the Fund since 1995. Prior to joining Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.


Mark Rimmer is Principal Portfolio Manager of the Nations Global Government Income Fund and has been the Portfolio Manager since the Fund's inception. He has been associated with Gartmore since 1990 as an International Fixed Income Fund Manager. Previously, Mr. Rimmer managed multi-currency funds for institutional clients at Gulf International Bank in Bahrain, and prior to that he was a senior trader for Sumitomo Finance International, London. He graduated from Cambridge University with a degree in Economics.

Seok Teoh is Principal Portfolio Manager of Nations Pacific Growth Fund and has been the Portfolio Manager since the Fund's inception. She has been associated with Gartmore since 1990 as the London based manager on its Far East Team. Previously, Ms. Teoh managed Far East equities for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh, who is a native of Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.

Stephen Watson is Principal Portfolio Manager of Nations International Equity Fund and has been the Portfolio Manager since February, 1995. He joined Gartmore as a Global Fund Manager in 1993 and currently holds the position of Head of the International and Global Portfolio Team. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manager for international clients. From 1980 to 1987 he was associated with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Montagu. Mr. Watson is a member of the Securities Institute.

Brian O'Neill is the Principal Senior Investment Manager of the Gartmore Global Portfolio Team and has been the Portfolio Manager of Nations International Growth Fund since July, 1997. Mr. O'Neill joined Gartmore as a Senior Investment Manager on the Global Portfolio Team in 1981 with responsibility for a variety of specialized global funds, including resource funds. Mr. O'Neill began his career with Royal Insurance in 1970 as an investment analyst specializing in United Kingdom research. He then expanded his field of expertise to include management of global equities, and in 1978 he moved to Antony Gibbs & Sons where he was appointed as a fund manager, specializing in global equities. Mr. O'Neill graduated from Glasgow University in 1969 with a MA Honours degree in Political Economy.



Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the various Investment Advisory Agreements and this prospectus, without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.



First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc. a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Funds pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine the net asset value per share and dividends of each class of shares of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds.



For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Fund's average daily net assets: Nations International Equity Fund -- .10%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets
Fund -- .10%, Nations Pacific Growth Fund -- .10% and Nations Global Government Income Fund -- .10%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.


Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/ dealer. Nations Funds has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay, out of its own resources, service fees or commissions to selling agents which assist customers in purchasing Investor B Shares of the Funds. See "Shareholder Servicing And Distribution Plans."



The Bank of New York (the "Custodian"), located at Avenue des Arts, 35, 1040 Brussels, Belgium, serves as Custodian for the assets of the Funds.



First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor B Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.



Price Waterhouse LLP serves as independent accountants to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.



EXPENSES: The accrued expenses of the Funds, as well as certain expenses attributable to Investor B Shares, are deducted from accrued income before dividends are declared. Each Fund's expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; trustees' and directors' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor B Shares may bear certain class specific expenses and also bear certain additional shareholder service and sales support costs. Any general expenses of Nations Fund, Inc. and/or Nations Portfolios that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund, Inc. and Nations Portfolios or in such other manner as the Boards of Directors deems appropriate.


   Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Portfolios, Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor B Shares of Nations International Equity Fund and Nations International Growth Fund of Nations Fund, Inc. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI of Nations Fund, Inc. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.



NATIONS PORTFOLIOS: Nations Portfolios was incorporated in Maryland on January 28, 1995. Nations Portfolios' fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 150,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor B Shares of Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund of Nations Portfolios. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Portfolios and, therefore, could be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Portfolios' SAI. It is anticipated that Nations Portfolios will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosure on two separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company, Nations Fund, Inc. and Nations Portfolios have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment

   How To Buy Shares


The Funds have established various procedures for purchasing Investor B Shares in order to accommodate different investors. Purchase orders may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sale support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").



Certain investors desiring to invest $1 million or more (including current holdings) in the Nations Funds Family may be eligible to purchase Investor A Shares. See "How To Redeem Shares."



There is a minimum initial investment of $1,000 in the Funds, except that the minimum initial investment is:


(Bullet)  $500 for IRA investors;

(Bullet)  $250 for non-working spousal IRAs; and

(Bullet) $100 for investors participating on a monthly basis in the Systematic Investment Plan described below.


There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs, and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.



Investor B Shares are purchased at net asset value per share without the imposition of a sales charge. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").



The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor B Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.



Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor B Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.



EFFECTIVE TIME OF PURCHASES: Purchase orders for Investor B Shares of the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.


The Agents are responsible for transmitting orders for purchases of Investor B Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.



SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor B Shares. On a bi-monthly, monthly or quarterly basis, shareholders may direct cash to be transferred automatically from their checking or savings account at any bank which is a member of the Automated Clearing House to their Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.



TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to request such transactions in writing. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.



CONVERSION FEATURE: Except for Investor B Shares held by employee benefit plans, Investor B Shares purchased after July 31, 1997, that have been outstanding for the number of years set forth in the schedule below will, at the end of the month in which the anniversary of such share purchase occurs, automatically convert to Investor A Shares.



Except for Investor B Shares held by employee benefit plans, Investor B Shares purchased prior to August 1, 1997, will automatically convert to Investor A Shares at the end of the month in which the ninth anniversary of such share purchase occurs.



Upon conversion, shareholders will receive Investor A Shares having a total dollar value equal to the total dollar value of their Investor B Shares, without the imposition of any sales charge or other charge. The operating expenses applicable to Investor A Shares, which are lower than those applicable to Investor B Shares, shall thereafter be applied to such newly converted shares. Shareholders holding converted shares will benefit from the lower annual operating expenses of Investor A Shares, which will have a positive effect on total returns. In each case, shareholders have the right to decline an automatic conversion by notifying their Agent or the Transfer Agent within 90 days before a conversion that they do not desire such conversion.



Reinvestments of dividends and distributions in Investor B Shares will be considered a new purchase for purposes of the conversion schedules set forth below. If a shareholder effects one or more exchanges among Investor B Shares of the

Non-Money Market Funds of Nations Funds during such period, the holding period for shares so exchanged will be counted toward such period.


CONVERSION SCHEDULE



         Amount of
          Purchase                 Year of Conversion
$0-$249,999                               9th
$250,000-$499,999                         6th
$500,000-$999,999                         5th


   How To Redeem Shares


Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent, less any applicable CDSC. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds. Except for any CDSC which may be applicable upon redemption of Investor B Shares, as described below, there is no redemption charge.


Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens or by the Transfer Agent. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.


Nations Funds may redeem a shareholder's Investor B Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of the Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor B Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



RIGHTS OF ACCUMULATION: An investor may be entitled to a reduced CDSC or to purchase Investor A Shares through Rights of Accumulation. To qualify for a reduced CDSC or to purchase Investor A Shares, an investor must notify the Servicing Agent through which the Investor B Shares are or would be purchased, which in turn must notify Stephens or the Transfer Agent at the time of purchase. Reductions in CDSCs or the availability of Investor A Shares may be modified or terminated at any time and are subject to confirmation of an investor's holdings. An investor who has previously invested in the Nations Funds Family (excluding the Nations Funds money market and index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund) may aggregate holdings in such shares with current purchases to determine the applicable CDSC schedule or the availability of Investor A Shares for current purchases. An investor's aggregate investment in the Nations Funds Family for this purpose is the total value (based on the higher of current net asset value or the public offering price originally paid) of: (a) current purchases, and (b) Investor A Shares, Investor B Shares or Investor C Shares that are already beneficially owned by the investor (excluding the Nations Funds money market and index funds, Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund).



CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers specified below, Investor B Shares purchased prior to January 1, 1996 and after July 31, 1997, may be subject to a CDSC if such shares are redeemed within the years designated in the applicable CDSC schedule set forth below. No CDSC is imposed on increases in net asset value above the initial purchase price or shares acquired by reinvestment of distributions. Subject to waivers described below, the amount of the CDSC is determined as a percentage of the lesser of the net asset value or the purchase price of the shares being redeemed. The amount of the CDSC will depend on the number of years since you invested, according to the following table:


CDSC SCHEDULES


SHARES PURCHASED PRIOR TO
JANUARY 1, 1996



                                      CDSC as a
                                Percentage of Dollar
Year Since Purchase Made      Amount Subject to Charge

First                                   5.0%

Second                                  4.0%
Third                                   3.0%
Fourth                                  2.0%

Fifth                                   2.0%

Sixth                                   1.0%

Seventh and thereafter                  None



A CDSC is imposed at the following declining rates on Investor B Shares of Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund:



SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $0-$249,999



                                      CDSC as a
                                Percentage of Dollar
Year Since Purchase Made      Amount Subject to Charge
First                                   5.0%
Second                                  4.0%
Third                                   3.0%
Fourth                                  3.0%
Fifth                                   2.0%
Sixth                                   1.0%
Seventh and thereafter                  None



SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $250,000-$499,999



                                      CDSC as a
                                Percentage of Dollar
Year Since Purchase Made      Amount Subject to Charge
First                                   3.0%
Second                                  2.0%
Third                                   1.0%
Fourth and thereafter                   None



SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $500,000-$999,999*



                                      CDSC as a
                                Percentage of Dollar
Year Since Purchase Made      Amount Subject to Charge
First                                   2.0%
Second                                  1.0%
Third and thereafter                    None



* Except as noted below, Investor B Shares are not available to purchasers desiring to invest $1 million or more, other than employee benefit plans whose initial investment is less than $1 million. Such employee benefit plans will continue to be subject to this CDSC schedule even after their aggregate holdings in the Nations Funds Family as described above reaches $1 million.



A CDSC is imposed at the following declining rates on Investor B Shares of Nations Global Government Income Fund:



SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $0 -- $249,999



                                       CDSC as a
                                 Percentage of Dollar
Year Since Purchase Made       Amount Subject to Charge
First                                       4.0%
Second                                      3.0%
Third                                       3.0%
Fourth                                      2.0%
Fifth                                       1.0%
Sixth and thereafter                        None



SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $250,000 -- $499,999



                                       CDSC as a
                                 Percentage of Dollar
Year Since Purchase Made       Amount Subject to Charge
First                                       3.0%
Second                                      2.0%
Third                                       1.0%
Fourth and thereafter                       None



SHARES PURCHASED AFTER JULY 31, 1997 IN AMOUNT OF $500,000 -- $999,999*



                                       CDSC as a
                                 Percentage of Dollar
Year Since Purchase Made       Amount Subject to Charge
First                                       2.0%
Second                                      1.0%
Third and thereafter                        None



*Except as noted below, Investor B Shares are not available to purchasers desiring to invest $1 million or more, other than employee benefit plans whose initial investment is less than $1 million. Such employee benefit plans will continue to be subject to this CDSC schedule even after their aggregate holdings in the Nations Funds Family as described above reaches $1 million.



In determining whether a CDSC is payable on any redemption, the Funds will first redeem shares not subject to any charge, and then shares resulting in the lowest possible CDSC. Solely for purposes of determining the number of years from the date of purchase of shares, all purchases are deemed to have been made on the trade date of the transaction.



The CDSC will be waived on redemptions of Investor B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner), (ii) in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or Custodial Account under Section 403(b)(7) of the Code following attainment of age 59 1/2;
(c) a tax-free return of an excess contribution to an IRA; and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor B shares held in the account is less than the minimum account size, (v) in connection with the combination of Nations Funds with any other registered investment company by a merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor B Shares in the account. In addition, the CDSC will be waived on Investor B Shares purchased before September 30, 1994 by current or retired employees of NationsBank and its affiliates or by current or former Trustees or Directors of Nations Funds or other management companies managed by NationsBank. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.



Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the plan adopted pursuant to Rule 12b-1 under the 1940 Act, pay a bonus or other consideration or incentive to Selling Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens also may, from time to time, pay additional consideration to Selling Agents not to exceed 4.00% of the offering price per share on all sales of Investor B Shares as an expense of Stephens or for which Stephens may be reimbursed under the plan adopted pursuant to Rule 12b-1 or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.


In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


REINSTATEMENT PRIVILEGE: Within 120 days after a redemption of Investor B Shares of a Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor B Shares of the same Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor B Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.



AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor B Shares in his/her accounts within the Nations Fund Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor B Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor B Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor B Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Selling Agent or by Nations Funds at any time.


   How To Exchange Shares


The exchange feature enables a shareholder to exchange funds as specified below when the shareholder believes that a shift between funds is an appropriate investment decision. The exchange feature enables a shareholder of Investor B Shares of a fund offered by Nations Funds to acquire shares of the same class that are offered by another fund of Nations Funds

(except Nations Short-Term Income Fund and Nations Short-Term Municipal Income
Fund), Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund, or Investor C Shares of a Nations Funds money market fund. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.



No CDSC will be imposed in connection with an exchange of Investor B Shares that meets the requirements discussed in this section. If a shareholder acquires Investor B Shares of another fund through an exchange, any CDSC schedule applicable (CDSCs may apply to shares purchased prior to January 1, 1996 or after July 31, 1997) to the original shares purchased will be applied to any redemption of the acquired shares. If a shareholder exchanges Investor B Shares of a fund for Investor C Shares of a money market fund or Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund, the acquired shares will remain subject to the CDSC schedule applicable to the Investor B Shares exchanged. The holding period (for purposes of determining the applicable rate of the CDSC) does not accrue while the shares owned are Investor C Shares of a Nations Funds money market fund or Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund. As a result, the CDSC that is ultimately charged upon a redemption is based upon the total holding period of Investor B Shares of a fund that charges a CDSC.



The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



The Investor B Shares exchanged must have a current value of at least $1,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling the investor's Selling Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Selling Agent through which the original shares were purchased. An investor should consult his/her Selling Agent or Stephens for further information regarding exchanges.

   Shareholder Servicing And Distribution
   Plans


SHAREHOLDER SERVICING PLAN: The Funds' shareholder servicing plan ("Servicing Plan") permits the Funds to compensate Servicing Agents for services provided to their Customers that own Investor B Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor B Shares.



The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor B Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor B Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor B Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services.



Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAIs for more details on the Servicing Plan.



DISTRIBUTION PLAN: Pursuant to Rule 12b-1 under the 1940 Act, the Directors have approved a Distribution Plan with respect to Investor B Shares of the Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor B Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of the Funds' Investor B Shares.


The fees payable under the Distribution Plan are used primarily to compensate or reimburse Stephens for distribution services provided by it, and related expenses incurred, including payments by Stephens to compensate or reimburse Selling Agents for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Distribution Plan may be made with respect to the following expenses: the cost of preparing, printing and distributing prospectuses, sales literature and advertising materials, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of Stephens or the Selling Agents; overhead and other office expenses; opportunity costs relating to the foregoing; and any other costs and expenses relating to distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating Stephens' or the Selling Agents' offices in connection with the sale of Fund shares, including rent, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communications costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.


Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreements between Selling Agents and Stephens. See the SAIs for more details on the Distribution Plan.

Nations Funds understands that Agents may charge fees to their Customers who are the owners of Investor B Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


   How The Funds Value Their Shares


The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Directors.

   How Dividends And Distributions Are
   Made; Tax Information


DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid each calendar quarter by Nations International Equity Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund and are declared daily and paid monthly by Nations Global Government Income Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.



The net asset value of Investor B Shares will be reduced by the amount of any dividend or distribution. A dividend or distribution on newly purchased shares would therefore represent, in substance, a return of capital. However, such dividend or distribution would nevertheless be taxable. Certain Selling Agents may provide for the reinvestment of dividends in the form of additional Investor B Shares of the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the month or quarter to which the dividend relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor B Shares.


TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Code. Such qualification relieves the Funds of liability for Federal income taxes on amounts distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable as ordinary income to shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA are generally deferred under the Code.)

Corporate investors in the Funds may be eligible for the dividends-received deduction on the dividends (excluding the net capital gains dividends) paid by these Funds to the extent that a Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

Substantially all of the Funds' net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not exempt from Federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Funds' shares and whether such gains are received in cash or reinvested in additional shares.


Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may be subject to state and local taxes.


Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.



Portions of each Fund's investment income may be subject to foreign income taxes withheld at their source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Generally, if more than 50% of the value of the total assets of each of those Funds consists of securities of foreign issuers, it may elect to "pass through" to its shareholders these foreign taxes, if any. Upon such an election, each shareholder will be required to include his or her pro rata portion thereof in his or her gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit against U.S. income tax for such amount.


The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAIs.

   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.


BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Each Fund (except Nations International Growth Fund) will limit its investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase.


U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations) and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.


BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, each Fund may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.


COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objectives. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: To the extent provided under "How Objectives Are Pursued," the Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.

FIXED INCOME INVESTING: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.

FOREIGN CURRENCY TRANSACTIONS: To the extent provided under "How Objectives Are Pursued," the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when such Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, a Fund may commit a substantial portion of its portfolio to the executive of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of such Fund and the flexibility of such Fund to purchase additional securities. Although forward contracts will be used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.



FOREIGN SECURITIES: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: To the extent provided under "How Objectives Are Pursued," the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAIs.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice and illiquid restricted securities are subject to the limitation on illiquid securities.

If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Directors or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.


LOWER-RATED DEBT SECURITIES: Certain of the Funds may invest in lower-rated debt securities. Lower-rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing.



The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Boards, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities, and the Fund's ability to dispose of these lower-rated bonds.



The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.



Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.



Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.


MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.


OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.


REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.


REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.



SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in their judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.


STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: The Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description Of Ratings

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

The following summarizes the three highest rating categories used by Fitch for short-term obligations, each of which denotes securities that are investment grade:

     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

Thomson BankWatch Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

The following summarizes the four highest long-term ratings used by IBCA Limited and its affiliate, IBCA (collectively "IBCA"):

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

     A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the three highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.

     A1 -- Obligations supported by the highest capacity for timely repayment.

     A2 -- Obligations supported by a good capacity for timely repayment.

Prospectus


                                  INVESTOR C SHARES
                                     AUGUST 1, 1997


This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund" and collectively the "Money Market Funds") of Nations Fund Trust and
Nations Fund, Inc., each an open-end management

investment company in the Nations Funds Family
("Nations Funds" or
"Nations Funds Family"). This Prospectus describes one class of shares of each Money Market
Fund -- Investor C Shares.

EACH MONEY MARKET FUND SEEKS TO MAINTAIN A NET
ASSET VALUE OF $1.00 PER SHARE.
INVESTMENTS IN THE MONEY MARKET FUNDS ARE NEITHER
INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND
THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET
FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET
ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the information about the Funds that a prospective purchaser of Investor C Shares should consider before investing.

Investors should read this Prospectus and retain it for future reference. Additional information about
Nations Fund Trust and Nations Fund, Inc. is contained in separate Statements of Additional
Information (the "SAIs"), that have been filed with the Securities and Exchange Commission (the "SEC") and are available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAIs dated August
1, 1997 are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or
TradeStreet as the context may require.



SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.



NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.


  NF-96139-897






                                                     Nations Prime
                                                     Fund
                                                     Nations Treasury
                                                     Fund
                                                     Nations Government
                                                     Money Market
                                                     Fund
                                                     Nations Tax
                                                     Exempt Fund

                                                     For Fund information call:
                                                     1-800-321-7854
                                                     Nations Funds
                                                     c/o Stephens Inc.
                                                     One NationsBank Plaza
                                                     33rd Floor
                                                     Charlotte, NC 28255

                                            (Nations Funds Logo Appears Here)

                             Table  Of  Contents

About The                    Prospectus Summary                                3
   Funds
                             Expenses Summary                                  4

                             Financial Highlights                              5

                             Objectives                                        7

                             How Objectives Are Pursued                        8


                             How Performance Is Shown                         11


                             How The Funds Are Managed                        11


                             Organization And History                         15


About Your                   How To Buy Shares                                16
Investment
                             How To Redeem Shares                             17

                             How To Exchange Shares                           18

                             Shareholder Servicing Plan                       19


                             How The Funds Value Their Shares                 20


                             How Dividends And Distributions Are Made;
                             Tax Information                                  20


                             Appendix A -- Portfolio Securities               22



                             Appendix B -- Description Of Ratings             29



                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANIES: Open-end management investment companies.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:

(Bullet) Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

(Bullet) Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

(Bullet) Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

(Bullet) Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.


(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Funds. See "How The Funds Are Managed."


(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations Prime Fund, Nations Treasury Fund,
         Nations Government Money Market Fund and Nations Tax Exempt Fund declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Although each Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. For a discussion of these and other factors, see "How Objectives Are
         Pursued -- Risk Considerations" and "Appendix A -- Portfolio
         Securities."


(Bullet) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder.
         See "How To Buy Shares."

   Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following table summarizes shareholder transaction and operating expenses for Investor C Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.

INVESTOR C SHARES
                                                                                                    Nations
                                                                                                  Government       Nations Tax
                                                                  Nations          Nations           Money           Exempt
SHAREHOLDER TRANSACTION EXPENSES                                Prime Fund      Treasury Fund     Market Fund         Fund

Sales Load Imposed on Purchases                                    None             None             None             None
Deferred Sales Charge                                              None             None             None             None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


Management Fees (After Fee Waivers)                                   .16%             .16%             .14%             .16%
Rule 12b-1 Fees                                                    None             None             None             None
Shareholder Servicing Fees                                            .25%             .25%             .25%             .25%
Other Expenses                                                        .14%             .14%             .16%             .14%
Total Operating Expenses (After Fee Waivers)                          .55%             .55%             .55%             .55%


EXAMPLES:

You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                                                                         Nations
                                                                Nations Prime    Nations Treasury   Government Money
                                                                    Fund               Fund            Market Fund

1 Year                                                             $ 6                $ 6                $ 6
3 Years                                                            $18                $18                $18
5 Years                                                            $31                $31                $31
10 Years                                                           $69                $69                $69

                                                                 Nations Tax
                                                                   Exempt
                                                                    Fund
1 Year                                                              $ 6
3 Years                                                             $18
5 Years                                                             $31
10 Years                                                            $69



The purpose of the foregoing table is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in each Fund will bear either directly or indirectly. The "Other Expenses" figures contained in the above table are based on estimated amounts for the Funds' current fiscal year and reflect anticipated fee waivers and reimbursements. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed."

Absent fee waivers, "Management Fees" and "Total Operating Expenses" for Investor C Shares of the indicated Fund would have been as follows: Nations Prime Fund -- .20% and .59%, respectively; Nations Treasury Fund -- .20% and
 .59%, respectively; Nations Government Money Market Fund -- .40% and .81%, respectively; and Nations Tax Exempt Fund -- .40% and .79%, respectively.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Financial Highlights


The financial information on the following pages has been derived from the audited financial statements of Nations Fund Trust and Nations Fund, Inc. Price Waterhouse LLP is the independent accountant to Nations Fund Trust and Nations Fund, Inc. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund Trust and Nations Fund, Inc. accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant.


FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS PRIME FUND


                                                        YEAR              PERIOD              YEAR              PERIOD
                                                        ENDED              ENDED              ENDED              ENDED
INVESTOR C SHARES                                     03/31/97          03/31/96(a)         05/31/95           05/31/94*
Operating performance:
Net asset value, beginning of period                  $    1.00          $    1.00          $    1.00          $    1.00
Net investment income                                    0.0495             0.0447             0.0493             0.0155
Dividends from net investment income                    (0.0495)           (0.0447)           (0.0493)           (0.0155)
Total dividends and distributions                       (0.0495)           (0.0447)           (0.0493)           (0.0155)
Net asset value, end of period                        $    1.00          $    1.00          $    1.00          $    1.00
Total return++                                             5.05%              4.57%              5.03%              1.58%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                  $  93,678          $  74,822          $  53,451          $   1,481
Ratio of operating expenses to average net
  assets                                                   0.55%              0.55%+             0.56%              0.55%+
Ratio of net investment income to average net
  assets                                                   4.96%              5.37%+             4.97%              2.95%+
Ratio of operating expenses to average net
  assets without waivers and/or reimbursements             0.60%              0.62%+             0.64%              0.62%+
Net investment income per share without waivers
  and/or reimbursements                               $  0.0491          $  0.0442          $  0.0485          $  0.0151


 * Nations Prime Fund Investor C Shares commenced operations on November 26,
   1993.
 + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS TREASURY FUND


                                                                      YEAR          PERIOD          YEAR          PERIOD
                                                                      ENDED          ENDED          ENDED          ENDED
INVESTOR C SHARES                                                   03/31/97      03/31/96(a)     05/31/95       05/31/94*
Operating performance:
Net asset value, beginning of period                                $    1.00      $    1.00      $    1.00      $    1.00
Net investment income                                                  0.0484         0.0437         0.0468         0.0019
Dividends from net investment income                                  (0.0484)       (0.0437)       (0.0468)       (0.0019)
Distributions from net realized capital gains                              --        (0.0000)#      (0.0000)#           --
Total dividends and distributions                                     (0.0484)       (0.0437)       (0.0468)       (0.0019)
Net asset value, end of period                                      $    1.00      $    1.00      $    1.00      $    1.00
Total return++                                                           4.96%          4.46%          4.76%          0.19%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                $  13,868      $   8,783      $   6,373      $     191
Ratio of operating expenses to average net assets                        0.55%          0.55%+         0.56%          0.55%+
Ratio of net investment income to average net assets                     4.84%          5.27%+         4.73%          2.72%+
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                                  0.60%          0.62%+         0.61%          0.61%+
Net investment income per share without waivers and/or expense
  reimbursements                                                    $  0.0479      $  0.0432      $  0.0463      $  0.0019


 * Nations Treasury Fund Investor C Shares commenced operations on May 11, 1994. + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 # Amount represents less than $0.0001.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

NATIONS GOVERNMENT MONEY MARKET FUND


                                                                      YEAR          PERIOD          YEAR          PERIOD
                                                                      ENDED          ENDED          ENDED          ENDED
INVESTOR C SHARES                                                   03/31/97      03/31/96(a)     11/30/95       11/30/94*
Operating performance:
Net asset value, beginning of period                                $    1.00      $    1.00      $    1.00      $    1.00
Net investment income                                                  0.0478         0.0165         0.0532         0.0290
Distributions:
Dividends from net investment income                                  (0.0478)       (0.0165)       (0.0532)       (0.0290)
Distributions from net realized capital gains                              --             --             --        (0.0000)#
Total dividends and distributions                                     (0.0478)       (0.0165)       (0.0532)       (0.0290)
Net asset value, end of period                                      $    1.00      $    1.00      $    1.00      $    1.00
Total return++                                                           4.93%          1.66%          5.44%          2.94%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                $   2,142      $   1,731      $   4,414      $     476
Ratio of operating expenses to average net assets                        0.55%          0.55%+         0.55%          0.55%+
Ratio of net investment income to average net assets                     4.78%          4.95%+         5.33%          3.54%+
Ratio of operating expenses to average net assets without
  waivers and/or expense reimbursements                                  0.82%          0.84%+         0.82%          0.84%+
Net investment income per share without waivers and/or expense
  reimbursements                                                    $  0.0451      $  0.0155      $  0.0505      $  0.0268


 * Nations Government Money Market Fund Investor C Shares commenced operations on March 21, 1994.
 + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 # Amount represents less than $0.0001 per share.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS TAX EXEMPT FUND


                                                        YEAR              PERIOD              YEAR              PERIOD
                                                        ENDED              ENDED              ENDED              ENDED
INVESTOR C SHARES                                     03/31/97          03/31/96(a)         11/30/95           11/30/94*
Operating performance:
Net asset value, beginning of period                  $    1.00          $    1.00          $    1.00          $    1.00
Net investment income                                    0.0311             0.0107             0.0346             0.0203
Dividends from net investment income                    (0.0311)           (0.0107)           (0.0346)           (0.0203)
Total dividends and distributions                       (0.0311)           (0.0107)           (0.0346)           (0.0203)
Net asset value, end of period                        $    1.00          $    1.00          $    1.00          $    1.00
Total return++                                             3.15%              1.07%              3.52%              2.05%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                  $  62,761          $  66,743          $  41,409          $  25,704
Ratio of operating expenses to average net
  assets                                                   0.45%              0.45%+             0.45%              0.42%+
Ratio of net investment income to average net
  assets                                                   3.10%              3.20%+             3.47%              2.44%+
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                           0.70%              0.73%+             0.72%              0.74%+
Net investment income per share without waivers
  and/or expense reimbursements                       $  0.0285          $  0.0098          $  0.0320          $  0.0177


 * Nations Tax Exempt Fund Investor C Shares commenced operations on March 7, 1994.
 + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

   Objectives

Each Money Market Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities.

NATIONS PRIME FUND: Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

NATIONS TREASURY FUND: Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

NATIONS GOVERNMENT MONEY MARKET FUND: Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

NATIONS TAX EXEMPT FUND: Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.


Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.

   How Objectives Are Pursued


NATIONS PRIME FUND: In pursuing its investment objective, the Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government ("U.S. Treasury Obligations"), other obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (together, with U.S. Treasury Obligations, "U.S. Government Obligations"), bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities and repurchase agreements relating to U.S. Government Obligations and qualified first tier money market collateral. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in guaranteed investment contracts and instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. In addition, the Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



NATIONS TREASURY FUND: In pursuing its investment objective, the Fund invests in U.S. Treasury Obligations and repurchase agreements secured by such obligations. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that such Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



NATIONS GOVERNMENT MONEY MARKET FUND: In pursuing its investment objective, the Fund invests in U.S. Government Obligations. Although the Fund may invest in repurchase agreements it does not currently intend to do so. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


NATIONS TAX EXEMPT FUND: In pursuing its investment objective, the Fund invests in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). The Fund will not knowingly purchase securities the interest on which is subject to such tax. A portion of the Fund's assets, however, may be invested in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. See "How Dividends And Distributions Are Made; Tax Information."


The Fund invests in Municipal Securities which are determined to present minimal credit risks and which at the time of purchase are considered to be of "high quality" -- E.G., rated "AA" or higher by Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA"), or Thomson BankWatch, Inc. ("BankWatch") or "Aa" or higher by Moody's Investors Service, Inc. ("Moody's"), in the case of bonds; having a long-term rating of "A" or higher from D&P, Fitch, S&P, IBCA, BankWatch or Moody's in the case of certain bonds which are lacking a short-term rating from the requisite number of nationally recognized statistical rating organizations; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable-rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, IBCA and BankWatch are the six nationally recognized statistical rating organizations (collectively, "NRSROs"). Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by Nations Fund Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B."


The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the related SAI. The non-governmental user of facilities financed by private activity bonds also is considered to be an "issuer."


The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income. As a matter of fundamental policy, under normal market conditions, at least 80% of the Fund's net assets will be invested in Municipal Securities. Investments in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not be treated as Municipal Securities in determining whether the Fund is in compliance with this 80% requirement. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."



INVESTMENT LIMITATIONS: The Funds are subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of that Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in each Fund's SAI.


Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S.

Government securities and tax-exempt securities issued by state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in obligations of domestic banks.)

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or are privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

In addition, as a matter of non-fundamental policy, Nations Tax Exempt Fund may not purchase any securities other than obligations the interest on which is exempt from Federal income tax and stand-by commitments with respect to such obligations. The investment objectives and policies of the Funds, unless otherwise specified, may be changed without shareholder approval. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current positions and needs.


In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.



RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS: In order for the Funds to value their investments on the basis of amortized cost (see "How The Funds
Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks which, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, (except for Nations Tax Exempt Fund) no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

   How Performance Is Shown

From time to time the Funds may advertise the yield and effective yield on a class of shares and Nations Tax Exempt Fund also may advertise the tax-equivalent yield of a class of shares. YIELD, EFFECTIVE YIELD AND TAX EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares in a Fund refers to the income generated by an investment in such class over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of each class of shares in Nations Tax Exempt Fund shows the level of taxable yield needed to produce an after-tax equivalent to such class's tax-free yield. This is done by increasing the class's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate. The tax-equivalent yield will always be higher than the "yield" of a class of shares in Nations Tax Exempt Fund.

Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by servicing agents to their customers' accounts for automatic investment or other cash management services will not be included in calculations of yield.


In addition to Investor C Shares, the Funds offer Primary A, Primary B, Investor A, Investor B and Daily Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or the investor's Servicing Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


   How The Funds Are Managed

The business and affairs of each of Nations Fund Trust and Nations Fund, Inc. are managed under the direction of its Board of Trustees and Board of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc.'s SAI contains the names of and general background information concerning each Director of Nations Fund, Inc.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NationsBank has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s Board of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. With respect to Nations Tax Exempt Fund, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Fund, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship. For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .25% of the first $250 million of the combined average daily net assets of both Nations Prime Fund and Nations Treasury Fund, plus .20% of the combined average daily net assets of such Funds in excess of $250 million; and .40% of the average daily net assets of each of Nations Government Money Market Fund and Nations Tax Exempt Fund.



For the services provided pursuant to sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of .055% of the average daily net assets of each Fund.


From time to time, NBAI (and/or TradeStreet) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.


For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of thre following Funds' average daily net assets:
Nations Government Money Market Fund -- .14% and Nations Tax Exempt
Fund -- .16%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Prime Fund -- .16% and Nations Treasury Fund -- .16%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Government Money Market Fund -- .055%, Nations Tax Exempt Fund -- .055%, Nations Prime Fund -- .055% and Nations Treasury Fund -- .055%.


Melinda Allen Crosby is a Product Manager, Municipal Fixed Income Management for TradeStreet and is Portfolio Manager for Nations Tax Exempt Fund. She has been Portfolio Manager for Nations Tax Exempt Fund since 1991. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1973. Her past experience includes consulting and municipal credit analysis for NationsBank Capital Markets. Ms. Crosby received a B.A. in Business Administration from the University of North Carolina at Charlotte and an M.B.A. from the McColl School of Business, Queens College. She was a founding member and past president of the Southern Municipal Finance Society and participated in the establishment of the National Federation of Municipal Analysts.

Sandra L. Duck is a Product Manager, Money Market Management for TradeStreet and is Portfolio Manager for Nations Treasury Fund and Nations Government Money Market Fund. She has been Portfolio Manager for the Funds since 1993. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Duck has worked in the investment community since 1980. Her past experience includes product management and trading for Interstate/Johnson Lane and First Charlotte Corporation. Ms. Duck graduated from King's College.

Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Prime Fund. She has been Portfolio Manager of the Nations Prime Fund since 1988. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.


Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.



First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, First Data provides various administrative and accounting services to the Funds, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Funds. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to
 .10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Government Money Market Fund -- .09% and Nations Tax Exempt Fund -- .09%.

For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- .09% and Nations Treasury Fund -- .09%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank is entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to servicing agents that assist customers in purchasing Investor C Shares of the Funds. See "Shareholder Servicing Plan."



NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as Custodian for the assets of all Nations Funds, except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly-owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Nations Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.



First Data serves as transfer agent (the "Transfer Agent") for each Fund's Investor C Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.



Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.



EXPENSES: The accrued expenses of each Fund, as well as certain expenses attributable to Investor C Shares are deducted from accrued income before dividends are declared. The respective Fund's expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; Directors' or Trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor C Shares may bear certain class specific expenses and also bear certain additional shareholder service costs. Any general expenses of

Nations Fund Trust and/or of Nations Fund, Inc. that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust and/or Nations Fund, Inc. or in such other manner as the Board of Trustees or Board of Directors deems appropriate.

   Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer six classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. This Prospectus relates only to the Investor C Shares of Nations Government Money Market Fund and Nations Tax Exempt Fund of Nations Fund Trust. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Selling Agent (as defined below) or Nations Funds at 1-800-321-7854.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund and shareholders of a fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class of shares. See the SAI for examples of instances where the 1940 Act requires voting by fund.




As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which consists of separate classes of shares. This Prospectus relates only to the

Investor C Shares of Nations Prime Fund and Nations Treasury Fund of Nations Fund, Inc. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Selling Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of Directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of Nations Fund, Inc.'s outstanding shares. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings, except when required by the 1940 Act or Maryland law.

Because this Prospectus combines disclosure on two separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust and Nations Fund, Inc. have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment

   How To Buy Shares

The Funds have established various procedures for purchasing Investor C Shares in order to accommodate different investors. Purchase orders may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into shareholder servicing agreements ("Servicing Agreements") with Stephens ("Servicing Agents").


There is a minimum initial investment of $1,000 for each recordholder.



Investors exchanging Investor B Shares of a non-money market fund of the Nations Funds Family for Investor C Shares of the Money Market Funds and investors who have entered into managed account arrangements with a Servicing Agent are eligible to invest in Investor C Shares of the Funds. Under a managed account arrangement investors would be provided with some or all of the following types of services or features: automated investment of excess account cash balances; debit cards; checking privileges; direct deposit; automatic bill payment; federal funds transfer; travelers checks; charge card protection; and periodic summary account statements.

Investor C Shares of the Money Market Funds are purchased at net asset value per share without the imposition of a sales charge. Purchases may be effected only on days on which the Federal Reserve Bank of New York is open for business (a "Business Day").

Servicing Agents will perform various shareholder services for their customers ("Customers") who from time to time own of record or beneficially Investor C Shares. From time to time the Servicing Agents and the Funds may agree to voluntarily reduce the fees payable for shareholder services. See "Shareholder Servicing Plan."


Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor C Shares is recorded on the books of the Funds and share certificates are not issued.


EFFECTIVE TIME OF PURCHASES: Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or by the Transfer Agent. A purchase order must be received by Stephens or by the Transfer Agent by 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund). Absent prior arrangement with Stephens or the Transfer Agent, purchase orders received after such time on any given day will not be accepted; notice thereof will be given to the Servicing Agent transmitting the order, and any funds received will be returned promptly to the sending Servicing Agent. Any late purchase orders that are not rejected pursuant to such a prior arrangement will be executed on the following Business Day. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. Investor C Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent.

The Servicing Agents are responsible for transmitting orders for purchases by their Customers and delivering required funds on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.



TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize requests in writing only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


   How To Redeem Shares

Redemption orders should be transmitted by telephone or in writing through the same Servicing Agent that transmitted the original purchase order. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent. The Servicing Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds.



Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), and payment will normally be wired the same day to Servicing Agents. Nations Funds reserves the right to wire redemption proceeds within three Business Days after receiving the redemption orders if, in the judgment of NationsBank, an earlier payment could adversely impact a Fund. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. Redemption orders received by Stephens or by the Transfer Agent after 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), will be processed on the next Business Day.



Nations Funds may redeem a shareholder's Investor C Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of a Servicing Agent pursuant to arrangements between the Servicing Agent and its Customers. Nations Funds also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor C Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.


   How To Exchange Shares


SHARES PURCHASED DIRECTLY THROUGH A SERVICING AGENT: Investor C Shares of a Money Market Fund purchased directly through a Servicing Agent may not be exchanged for shares of another fund of Nations Funds.



SHARES ACQUIRED THROUGH AN EXCHANGE: The exchange feature enables a shareholder who acquires Investor C Shares of a Money Market Fund through an exchange of Investor B Shares of a non-money market fund or a permissible exchange of Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund to re-exchange such shares for Investor C Shares of another Money Market Fund, Investor B Shares of any non-money market fund of Nations Funds (except Nations Short-Term Income Fund and Nations Short-Term Municipal Income Fund) or for Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund. A re-exchange of Investor C Shares for shares of another fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.



If a shareholder acquires Investor C Shares of a Money Market Fund through an exchange, the acquired shares (and any other Investor A or Investor C Shares acquired through a re-exchange of such shares) will remain subject to the contingent deferred sales charge ("CDSC") schedule applicable to the original Investor B Shares purchased.


The holding period (for the purpose of determining the applicable rate of the CDSC) does not accrue as long as the investor holds Investor C Shares of a Money Market Fund or Investor A Shares of Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund. As a result, the CDSC that is ultimately charged upon redemption is based upon the total holding period of Investor B Shares of a non-money market fund that charges a CDSC.



The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective(s) and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


Investor C Shares may be exchanged by directing a request directly to the Servicing Agent through which the original Investor C Shares were acquired or in some cases to Stephens or the Transfer Agent. Your exchange feature may be governed by your account agreement with your Servicing Agent.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the Servicing Agent through which the original shares were purchased. Investors should consult their Servicing Agent or Stephens for further information regarding exchanges.

   Shareholder Servicing Plan


The Directors and Trustees have approved a Shareholder Servicing Plan (the "Servicing Plan") with respect to Investor C Shares of each Fund. Pursuant to the Servicing Plan, a Fund may pay Servicing Agents that have entered into a Servicing Agreement with Nations Funds for certain shareholder support services that are provided by the Servicing Agents. Payments under the Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors or the Board of Trustees, provided that the annual rate may not exceed .25% of the average daily net asset value of a Fund's Investor C Shares. The shareholder services provided by Servicing Agents may include general shareholder liaison services; processing purchase, exchange and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from a Fund on behalf of Customers; providing sales information periodically to Customers, including information showing their positions in Investor C Shares; providing sub-accounting with respect to Investor C Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Investor C
Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.



Nations Funds understands that Servicing Agents may charge fees to their Customers who are the owners of Investor C Shares for addi-tional services provided in connection with their Customers' accounts. These fees would be in addition to any amounts which may be received by Servicing Agents under a Servicing Agreement with Nations Funds. The Servicing Agreements require Servicing Agents to disclose to their Customers any compensation payable to the Servicing Agents by Nations Funds and any other compensation payable by Customers in connection with the investment of their assets in Investor C Shares. Customers should read this Prospectus in light of the terms governing their accounts with their Servicing Agents.



Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Funds' Servicing Plan described above and the terms of the Servicing Agreements. See the SAIs for more details on the Servicing Plan.


   How The Funds Value Their Shares

The net asset value of a share of each class of shares in the Funds is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day.


The assets of each Money Market Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.


   How Dividends And Distributions Are
   Made; Tax Information

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of each Fund are declared daily to shareholders at 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), on the day of declaration. Investor C Shares begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (E.G., the settlement date). Dividends are paid within five Business Days after the end of each month. Dividends are paid in the form of additional Investor C Shares of the same Fund unless the Customer has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Funds' Transfer Agent and will become effective with respect to dividends paid after its receipt. Your dividend election may be governed by your account agreement with your Servicing Agent. Dividends are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor C Shares in a Fund. To the extent that there are any net short-term capital gains, they will be paid at least annually.

Each Fund's net investment income available for distribution to the holders of Investor C Shares will be reduced by the amount of shareholder servicing fees paid to Servicing Agents and by the amount of retail transfer agency fees payable to the Transfer Agent applicable to Investor C Shares.

TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax on amounts distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by the Nations Prime Fund, Nations Treasury Fund and Nations Government Money Market Fund will be taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an Individual Retirement Account is generally deferred under the Code.) These distributions will not qualify for the dividends received deduction for corporate shareholders.

Dividends received from Nations Treasury Fund and Nations Government Money Market Fund may qualify as tax-exempt dividends for state income tax purposes in some states. The Funds do not expect to realize any long-term capital gains, and therefore, do not expect to distribute any capital gains dividends.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends (and capital gains, if applicable) paid during the prior year. Such dividends (and capital gains) may be subject to state and local taxes.

Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.


NATIONS TAX EXEMPT FUND: As a regulated investment company, Nations Tax Exempt Fund is permitted to pass through to its shareholders tax-exempt income ("exempt-interest dividends") subject to certain requirements which the Fund intends to satisfy. The Fund does not intend to earn investment company taxable income or long-term capital gains; to the extent that it does earn taxable income or realize long-term capital gains, distributions to shareholders from such sources will be subject to Federal income tax. Exempt-interest dividends may be treated by shareholders as items of interest excludable from their federal gross income under Section 103(a) of the Code unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. (See the related SAI under "Additional Information Concerning Taxes.") Distributions of net investment income by the Nations Tax Exempt Fund may be taxable to investors under state or local law even though a substantial portion of such distribution may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.


The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAIs.

   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.


Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the related SAI.



Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.



BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Prime Fund generally limits investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.



Nations Prime Fund may invest up to 100% of its assets in obligations issued by banks. Nations Treasury Fund and Nations Government Money Market Fund will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase. Nations Prime Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).


Eurodollar, Yankee dollar, and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, certain of the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might requre the untimely disposition of securities.

Reverse repurchase agreements may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, each of the Funds (except Nations Tax Exempt
Fund) may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, a Fund's asset coverage and other factors at the time of a reverse repurchase, the Fund may not establish a segregated account when the Adviser believes it is not in the best interests of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Currently, Nations Treasury Fund has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.

COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Prime Fund will limit purchases of commercial instruments to instruments which: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by Nations Fund, Inc.'s Board of Directors on the advice of the Adviser.

Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


FOREIGN SECURITIES: Foreign securities include debt obligations (dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Money Market Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by the Nations Prime Fund may be subject to this limitation.

If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instrument. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. An issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified municipal securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and without intending to exercise its rights thereunder for trading purposes.

A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a

"when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.

A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in Municipal Securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Boards. Nations Tax Exempt Fund may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Although each Fund does not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities that are payable solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.


OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.



REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.


SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all out-standing loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.


SHORT-TERM TRUST OBLIGATIONS: Nations Prime Fund may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. The Funds will invest in securities with demand features where (a) the security or its issuer has received a short-term rating from an NRSRO; and (b) the issuer of the demand feature, or another institution, undertakes to notify promptly the holder of the security in the event that the demand feature is substituted with a demand feature provided by another issuer. (Note, however, that certain securities first issued on or before June 3, 1996 are not subject to these rating and notice requirements.) An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued", "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description Of Ratings

The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


The following summarizes the two highest rating categories used by Fitch for short-term obligations:


     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.


The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

  AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is very high.

  AA -- The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

  A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

The following summarizes the three highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the two highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.


     A1 -- Obligations supported by the highest capacity for timely repayment.

Prospectus


                               INVESTOR C SHARES
                                 AUGUST 1, 1997



This Prospectus describes NATIONS VALUE FUND,
NATIONS EQUITY INCOME FUND, NATIONS BALANCED ASSETS
FUND, NATIONS CAPITAL GROWTH FUND, NATIONS EMERGING
GROWTH FUND, NATIONS SMALL COMPANY GROWTH FUND AND
NATIONS DISCIPLINED EQUITY FUND (the "Funds") of
Nations Fund Trust and Nations Fund, Inc., each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations
Funds Family"). This Prospectus describes one class of shares of the Funds -- Investor C Shares.



This Prospectus sets forth concisely the information about the Funds that prospective purchasers of Investor C Shares should consider before investing. Investors should read this Prospectus and retain it for future reference.
Additional information about Nations Fund Trust and
Nations Fund, Inc. is contained in separate
Statements of Additional Information (the "SAIs"), that have been filed with the Securities and Exchange Commission (the "SEC") and are available upon request without charge by writing or calling
Nations Funds at its address or telephone number shown below. The SAIs for Nations Fund Trust and
Nations Fund, Inc., each dated August 1, 1997, are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or
TradeStreet as the context may require.



SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.



NF-96140-897

GROWTH AND INCOME FUNDS:

Nations Value Fund

Nations Equity Income Fund

Nations Balanced Assets
Fund

GROWTH FUNDS:

Nations Capital Growth Fund

Nations Emerging Growth
Fund


Nations Small Company
Growth Fund


Nations Disciplined Equity
Fund

For Fund information call:
1-800-321-7854

Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

(Nations Funds logo appears here)


NF-96140-897

                             Table  Of  Contents

About The                    Prospectus Summary                                3
Funds
                             Expenses Summary                                  5


                             Financial Highlights                              6

                             Objectives                                       12

                             How Objectives Are Pursued                       13

                             How Performance Is Shown                         20

                             How The Funds Are Managed                        21

                             Organization And History                         25


About Your                   How To Buy Shares                                27
Investment
                             How To Redeem Shares                             29

                             How To Exchange Shares                           30

                             Shareholder Servicing And Distribution Plans     32

                             How The Funds Value Their Shares                 33

                             How Dividends And Distributions Are Made;
                             Tax Information                                  33

                             Appendix A -- Portfolio Securities               35

                             Appendix B -- Description Of Ratings             43


                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

Prospectus Summary

(Bullet) TYPE OF COMPANIES: Open-end management investment companies.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:

         (Bullet) Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.

         (Bullet) Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields.

         (Bullet) Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

         (Bullet) Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.

         (Bullet) Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

         (Bullet) Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.

         (Bullet) Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.


(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Funds. See "How The Funds Are Managed."



(Bullet) DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Value Fund and Nations Small Company Growth Fund. Nations Balanced Assets Fund and Nations Emerging Growth Fund declare and pay dividends from net investment income each calendar quarter. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.



(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Fund holds may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index (as defined below) and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue. Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and "Appendix A -- Portfolio Securities."


(Bullet) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction-Individual Retirement Accounts. Minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."

   Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Investor C Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.

                                                        Nations          Nations          Nations          Nations
                                       Nations          Equity          Balanced          Capital      Emerging Growth
INVESTOR C SHARES                    Value Fund       Income Fund      Assets Fund      Growth Fund         Fund

SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases            None             None             None             None             None
Deferred Sales Charge (as a
  percentage of the lower of the
  original purchase price or
  redemption proceeds)(1)                  None             None             None             None             None

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net
  assets)

Management Fees (After Fee
  Waivers)                                 .75%             .67%             .75%             .75%             .75%
Rule 12b-1 Fees                            .75%             .75%             .75%             .75%             .75%
Shareholder Servicing Fees                 .25%             .25%             .25%             .25%             .25%
Other Expenses                             .19%             .22%             .25%             .21%             .23%
Total Operating Expenses (After
  Fee Waivers)                            1.94%            1.89%            2.00%            1.96%            1.98%

                                    Nations Small       Nations
                                   Company Growth     Disciplined
INVESTOR C SHARES                       Fund          Equity Fund
SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases            None             None
Deferred Sales Charge (as a
  percentage of the lower of the
  original purchase price or
  redemption proceeds)(1)                  None             None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net
  assets)
Management Fees (After Fee
  Waivers)                                 .75%             .75%
Rule 12b-1 Fees                            .75%             .75%
Shareholder Servicing Fees                 .25%             .25%
Other Expenses                             .20%             .25%
Total Operating Expenses (After
  Fee Waivers)                            1.95%            2.00%



(1)Investor C Shares purchased prior to August 1, 1997 will continue to be subject to the .50% Deferred Sales Charge applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."

EXAMPLES:

You would pay the following expenses on a $1,000 investment in Investor C Shares of the Funds assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                              Nations            Nations            Nations            Nations
                           Nations            Equity            Balanced        Capital Growth     Emerging Growth
                         Value Fund         Income Fund        Assets Fund           Fund               Fund

1 Year                    $      20          $      19          $      20          $      20          $      20
3 Years                   $      61          $      59          $      63          $      62          $      62
5 Years                   $     105          $     102          $     108          $     106          $     107
10 Years                  $     226          $     221          $     233          $     229          $     231

                        Nations Small         Nations
                       Company Growth       Disciplined
                            Fund            Equity Fund
1 Year                    $      20          $      20
3 Years                   $      61          $      63
5 Years                   $     105          $     108
10 Years                  $     227          $     233



The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor C Shares of the Funds will bear either directly or indirectly. The figures in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. Long-term shareholders of the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plans."



Absent fee waivers, "Management Fees" and "Total Operating Expenses," for Investor C Shares of Nations Small Company Growth Fund would have been 1.00% and 2.20%, respectively.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

Financial Highlights


The financial information on the following pages has been derived from the audited financial statements of Nations Fund Trust and Nations Fund, Inc. Price Waterhouse LLP is the independent accountant to Nations Fund Trust and Nations Fund, Inc. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund Trust and Nations Fund, Inc. accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. For more information see "Organization And History." Shareholders of the Funds will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent accountant. Financial Highlights for Investor C Shares of Nations Small Company Growth Fund are not provided below because such Fund's share class had not yet commenced operation during the period indicated below.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS VALUE FUND
                                           YEAR            PERIOD            YEAR              YEAR             YEAR
                                           ENDED           ENDED            ENDED             ENDED             ENDED
INVESTOR C SHARES                        03/31/97       03/31/96(a)        11/30/95          11/30/94         11/30/93
Operating performance:
Net asset value, beginning of period   $   16.50        $   16.09        $   12.90         $   13.64          $   12.41
Net investment income                       0.17             0.04             0.13              0.12               0.13
Net realized and unrealized
  gain/(loss) on investments                2.68             1.05             3.88             (0.22)              1.32
Net increase/(decrease) in net asset
  value from operations                     2.85             1.09             4.01             (0.10)              1.45
Distributions:
Dividends from net investment income       (0.18)           (0.06)           (0.15)            (0.10)             (0.13)
Distributions from net realized
  capital gains                            (1.42)           (0.62)           (0.67)            (0.54)             (0.09)
Total dividends and distributions          (1.60)           (0.68)           (0.82)            (0.64)             (0.22)
Net asset value, end of period         $   17.75        $   16.50        $   16.09         $   12.90          $   13.64
Total return++                             17.51%            6.99%           33.15%            (0.92)%            11.85%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)   $   6,519        $   4,633        $   4,185         $   2,983          $   2,997
Ratio of operating expenses to
  average net assets                        1.47%(c)         1.58%+           1.94%             1.93%              1.96%
Ratio of net investment income to
  average net assets                        1.01%            0.68%+           0.90%             0.85%              0.98%
Portfolio turnover rate                       47%              12%              63%               75%                64%
Ratio of operating expenses to
  average net assets without waivers
  and/or expense reimbursements             1.47%(c)         1.58%+           1.94%             1.93%              1.97%
Net investment income per share
  without waivers and/or expense
  reimbursements                       $    0.17(c)     $    0.04        $    0.13         $    0.12          $    0.13
Average commission rate paid (b)       $  0.0649        $  0.0648              N/A               N/A                N/A

                                           PERIOD
                                           ENDED
INVESTOR C SHARES                        11/30/92*
Operating performance:
Net asset value, beginning of period   $   11.63
Net investment income                       0.07
Net realized and unrealized
  gain/(loss) on investments                0.78
Net increase/(decrease) in net asset
  value from operations                     0.85
Distributions:
Dividends from net investment income      (0.07)
Distributions from net realized
  capital gains                               --
Total dividends and distributions         (0.07)
Net asset value, end of period         $   12.41
Total return++                              7.33%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)   $   1,286
Ratio of operating expenses to
  average net assets                        1.98%+
Ratio of net investment income to
  average net assets                        1.22%+
Portfolio turnover rate                       60%
Ratio of operating expenses to
  average net assets without waivers
  and/or expense reimbursements             1.98%+
Net investment income per share
  without waivers and/or expense
  reimbursements                       $    0.07
Average commission rate paid (b)             N/A


  * Nations Value Fund Investor C Shares commenced operations on June 17, 1992.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) Average commission rate paid per share of securities purchased and sold by the Fund.


 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS EQUITY INCOME FUND

                                                 YEAR             PERIOD             YEAR               YEAR
                                                 ENDED            ENDED              ENDED              ENDED
INVESTOR C SHARES                              03/31/97        03/31/96(a)         05/31/95           05/31/94
Operating performance:
Net asset value, beginning of period           $   13.19       $   11.83         $   11.47            $   12.04
Net investment income                               0.33            0.21              0.32                 0.28
Net realized and unrealized gain on
  investments                                       1.59            1.78              1.08                 0.21
Net increase in net asset value from
  operations                                        1.92            1.99              1.40                 0.49
Distributions:
Dividends from net investment income               (0.35)          (0.26)            (0.31)               (0.25)
Distributions from net realized capital
  gains                                            (2.41)          (0.37)            (0.73)               (0.81)
Total dividends and distributions                  (2.76)          (0.63)            (1.04)               (1.06)
Net asset value, end of period                 $   12.35       $   13.19         $   11.83            $   11.47
Total return++                                     15.01%          17.20%            13.49%                3.96%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)           $   5,007       $   4,612         $   4,278            $   4,221
Ratio of operating expenses to average net
  assets                                            1.41%(c)        1.75%+            1.92%                1.94%
Ratio of net investment income to average
  net assets                                        2.59%           1.99%+            2.75%                2.41%
Portfolio turnover rate                              102%             59%              158%                 116%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                    1.41%(c)        1.75%+            1.93%                1.95%
Net investment income per share without
  waivers and/or expense reimbursements        $    0.33(c)    $    0.21         $    0.32            $    0.28
Average commission rate paid (b)               $  0.0609       $  0.0287               N/A                  N/A

                                                 PERIOD
                                                  ENDED
INVESTOR C SHARES                               05/31/93*
Operating performance:
Net asset value, beginning of period          $   11.13
Net investment income                              0.32
Net realized and unrealized gain on
  investments                                      1.32
Net increase in net asset value from
  operations                                       1.64
Distributions:
Dividends from net investment income              (0.28)
Distributions from net realized capital
  gains                                           (0.45)
Total dividends and distributions                 (0.73)
Net asset value, end of period                $   12.04
Total return++                                    15.31%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)          $   4,377
Ratio of operating expenses to average net
  assets                                           1.92%+
Ratio of net investment income to average
  net assets                                       2.37%+
Portfolio turnover rate                              55%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                   2.04%+
Net investment income per share without
  waivers and/or expense reimbursements       $    0.31
Average commission rate paid (b)                    N/A


  * Nations Equity Income Fund Investor C Shares commenced operations on June 17, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.

 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS BALANCED ASSETS FUND

                                           YEAR            PERIOD            YEAR             YEAR             YEAR
                                           ENDED           ENDED            ENDED             ENDED            ENDED
INVESTOR C SHARES                        03/31/97       03/31/96(a)        11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of period   $   11.60        $   12.61        $   10.38          $   10.82        $   10.23
Net investment income                       0.33             0.09             0.26               0.14             0.23
Net realized and unrealized
  gain/(loss) on investments                1.02             0.45             2.21              (0.43)            0.59
Net increase/(decrease) in net asset
  value from operations                     1.35             0.54             2.47              (0.29)            0.82
Distributions:
Dividends from net investment income       (0.33)           (0.14)           (0.22)             (0.15)           (0.23)
Distributions from net realized
  capital gains                            (1.54)           (1.41)           (0.02)                --               --
Total dividends and distributions          (1.87)           (1.55)           (0.24)             (0.15)           (0.23)
Net asset value, end of period         $   11.08        $   11.60        $   12.61          $   10.38        $   10.82
Total return++                             11.85%            4.71%           24.03%             (2.72)%           8.06%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)   $   1,396        $   1,187        $     992          $     951        $   1,196
Ratio of operating expenses to
  average net assets                        1.50%(c)         1.62%+           1.99%              1.98%            1.90%
Ratio of net investment income to
  average net assets                        2.81%            2.29%+           2.25%              1.31%            1.82%
Portfolio turnover rate                      264%              83%             174%               156%              50%
Ratio of operating expenses to
  average net assets without waivers
  and/or expense reimbursements             1.50%(c)         1.62%+           1.99%              1.99%            1.97%
Net investment income per share
  without waivers and/or expense
  reimbursements                       $    0.33(c)     $    0.09        $    0.26          $    0.14        $    0.22
Average commission rate paid (b)       $  0.0563        $  0.0598              N/A                N/A              N/A


                                           PERIOD
                                           ENDED
INVESTOR C SHARES                        11/30/92*
Operating performance:
Net asset value, beginning of period   $   10.00
Net investment income                       0.01
Net realized and unrealized
  gain/(loss) on investments                0.22#
Net increase/(decrease) in net asset
  value from operations                     0.23
Distributions:
Dividends from net investment income          --
Distributions from net realized
  capital gains                               --
Total dividends and distributions             --
Net asset value, end of period         $   10.23
Total return++                              2.30%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)   $     156
Ratio of operating expenses to
  average net assets                        1.30%+
Ratio of net investment income to
  average net assets                        2.85%+
Portfolio turnover rate                       79%
Ratio of operating expenses to
  average net assets without waivers
  and/or expense reimbursements             2.05%+
Net investment income per share
  without waivers and/or expense
  reimbursements                       $    0.01
Average commission rate paid (b)             N/A



  * Nations Balanced Assets Fund Investor C Shares commenced operations on
    October 2, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
  (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
  (b) Average commission rate paid per share of securities purchased and sold by the Fund.

  (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.


                                                                               9

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS CAPITAL GROWTH FUND


                                           YEAR            PERIOD            YEAR             YEAR             YEAR
                                           ENDED            ENDED            ENDED            ENDED            ENDED
INVESTOR C SHARES                       03/31/97##       03/31/96(a)       11/30/95         11/30/94         11/30/93
Operating performance:
Net asset value, beginning of period   $   13.26         $   14.09        $   11.14         $   11.01        $   10.67
Net investment income/(loss)               (0.01)             0.00(b)         (0.03)            (0.02)           (0.00)(b)
Net realized and unrealized gain on
  investments                               1.64              0.36             3.24              0.15             0.38
Net increase in net asset value from
  operations                                1.63              0.36             3.21              0.13             0.38
Distributions:
Dividends from net investment income          --                --               --                --            (0.03)
Distributions from net realized
  capital gains                            (3.39)            (1.19)           (0.26)            (0.00)(b)        (0.01)
Total dividends and distributions          (3.39)            (1.19)           (0.26)            (0.00)(b)        (0.04)
Net asset value, end of period         $   11.50         $   13.26        $   14.09         $   11.14        $   11.01
Total return++                             11.39%             2.86%           29.61%             1.22%            3.61%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)   $   5,752         $   3,655        $   3,322         $   2,394        $   2,919
Ratio of operating expenses to
  average net assets                        1.46%(d)          1.58%+           1.98%             1.90%            1.80%
Ratio of net investment
  income/(loss) to average net
  assets                                   (0.11)%           (0.24)%+         (0.29)%           (0.15)%          (0.16)%
Portfolio turnover rate                       75%               25%              80%               56%              81%
Ratio of operating expenses to
  average net assets without waivers
  and/or expense reimbursements             1.46%             1.58%+           1.98%             1.91%            1.89%
Net investment income/(loss) per
  share without waivers and/or
  expense reimbursements               $   (0.01)        $    0.00(b)     $   (0.03)        $   (0.02)       $    0.00(b)
Average commission rate paid (c)       $  0.0604         $  0.0632              N/A               N/A              N/A


                                          PERIOD
                                           ENDED
INVESTOR C SHARES                        11/30/92*
Operating performance:
Net asset value, beginning of period   $   10.00
Net investment income/(loss)               (0.00)(b)
Net realized and unrealized gain on
  investments                               0.67#
Net increase in net asset value from
  operations                                0.67
Distributions:
Dividends from net investment income          --
Distributions from net realized
  capital gains                               --
Total dividends and distributions          (0.00)(b)
Net asset value, end of period         $   10.67
Total return++                              6.70%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)   $     406
Ratio of operating expenses to
  average net assets                        1.30%+
Ratio of net investment
  income/(loss) to average net
  assets                                    0.33%+
Portfolio turnover rate                        7%
Ratio of operating expenses to
  average net assets without waivers
  and/or expense reimbursements             2.05%+
Net investment income/(loss) per
  share without waivers and/or
  expense reimbursements               $    0.00(b)
Average commission rate paid (c)             N/A



  * Nations Capital Growth Fund Investor C Shares commenced operations on
    October 2, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 +++ Unaudited.
 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.

## Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Amount represents less than $0.01 per share.
 (c) Average commission rate paid per share of securities purchased and sold by the Fund.

 (d) The effect of interest expense on the operating expense ratio was less than 0.01%.


10

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS EMERGING GROWTH FUND


                                                  YEAR            PERIOD             YEAR               YEAR
                                                 ENDED             ENDED             ENDED              ENDED
INVESTOR C SHARES                              03/31/97##      03/31/96##(a)       11/30/95          11/30/94##
Operating performance:
Net asset value, beginning of period         $   13.56           $   13.87         $   11.20          $   10.78
Net investment income/(loss)                     (0.10)              (0.03)            (0.08)             (0.14)
Net realized and unrealized gain on
  investments                                     0.19                1.22              3.15               0.70
Net increase in net asset value from
  operations                                      0.09                1.19              3.07               0.56
Distributions:
Distributions from net realized capital
  gains                                          (1.34)              (1.50)            (0.40)             (0.14)
Total dividends and distributions                (1.34)              (1.50)            (0.40)             (0.14)
Net asset value, end of period               $   12.31           $   13.56         $   13.87          $   11.20
Total return++                                   (0.04)%              9.64%            28.67%              5.19%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)         $   1,437           $     936         $     805          $     542
Ratio of operating expenses to average net
  assets                                          1.48%(d)            1.61%+            1.98%              2.01%
Ratio of net investment income/(loss) to
  average net assets                             (0.76)%             (0.68)%+          (0.92)%            (1.29)%
Portfolio turnover rate                             93%                 39%              139%               129%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                  1.48%(d)            1.61%+            1.98%              2.01%
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                             $   (0.10)(d)       $   (0.03)        $   (0.08)         $   (0.12)
Average commission rate paid (b)             $  0.0562           $  0.0599               N/A                N/A


                                                 PERIOD
                                                  ENDED
INVESTOR C SHARES                               11/30/93*
Operating performance:
Net asset value, beginning of period            $    9.89
Net investment income/(loss)                        (0.09)
Net realized and unrealized gain on
  investments                                        0.98
Net increase in net asset value from
  operations                                         0.89
Distributions:
Distributions from net realized capital
  gains                                                --
Total dividends and distributions                      --
Net asset value, end of period                  $   10.78
Total return++                                       9.00%
Ratios to average net assets/supplemental
  data:
Net assets, end of period (in 000's)            $     469
Ratio of operating expenses to average net
  assets                                             1.80%+
Ratio of net investment income/(loss) to
  average net assets                                (1.15)%+
Portfolio turnover rate                               159%
Ratio of operating expenses to average net
  assets without waivers and/or expense
  reimbursements                                     2.01%+
Net investment income/(loss) per share
  without waivers and/or expense
  reimbursements                                $   (0.11)
Average commission rate paid (b)                      N/A



  * Nations Emerging Growth Fund Investor C Shares commenced operations on
    December 18, 1992.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

## Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.

 (d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.


                                                                              11

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS DISCIPLINED EQUITY FUND



                                                                                YEAR            PERIOD            PERIOD
                                                                               ENDED             ENDED             ENDED
INVESTOR C SHARES                                                             03/31/97        03/31/96(a)        11/30/95*
Operating performance:
Net asset value, beginning of period                                       $   17.10           $   16.97         $   14.08
Net investment income/(loss)                                                    0.04                0.01             (0.00)(b)
Net realized and unrealized gain on investments                                 2.79                0.35              2.92
Net increase in net asset value from operations                                 2.83                0.36              2.92
Distributions:
Dividends from net investment income                                           (0.01)                 --             (0.03)
Distributions from net realized capital gains                                  (1.51)              (0.23)               --
Return of capital                                                                 --                  --                --
Total dividends and distributions                                              (1.52)              (0.23)            (0.03)
Net asset value, end of period                                             $   18.41           $   17.10         $   16.97
Total return++                                                                 16.45%               2.19%            20.78%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                       $     446           $     283         $     322
Ratio of operating expenses to average net assets                               1.54%(d)            1.65%+            2.30%+
Ratio of net investment income/(loss) to average net assets                     0.20%               0.19%+           (0.15)%+
Portfolio turnover rate                                                          120%                 47%              124%
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                        1.54%               1.65%+            2.30%+
Net investment income/(loss) per share without waivers and/or expense
  reimbursements                                                           $    0.04           $    0.01         $   (0.00)(b)
Average commission rate paid (c)                                           $  0.0377           $  0.0627               N/A


 * Nations Disciplined Equity Fund Investor C Shares commenced operations on May 10, 1995.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) Average commission rate paid per share of securities purchased and sold by the Fund.

(d) The effect of interest expense on the operating expense ratio was less than 0.01%.


Objectives

GROWTH AND INCOME FUNDS:

NATIONS VALUE FUND: Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.

NATIONS EQUITY INCOME FUND: Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above average dividend yields.

NATIONS BALANCED ASSETS FUND: Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

GROWTH FUNDS:

NATIONS CAPITAL GROWTH FUND: Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.

NATIONS EMERGING GROWTH FUND: Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.


NATIONS SMALL COMPANY GROWTH FUND: Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.


NATIONS DISCIPLINED EQUITY FUND: Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.


Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of the Funds will fluctuate based on market conditions. Therefore, investors should not rely upon the Funds for short-term financial needs, nor are the Funds meant to provide a vehicle for participating in short-term swings in the stock market. Investments in a Fund are not insured against loss of principal.


How Objectives Are Pursued

GROWTH AND INCOME FUNDS:

NATIONS VALUE FUND: The Fund invests in stocks drawn from a broad universe of companies monitored by the Adviser. The Adviser closely monitors these companies, rating them for quality and projecting their future earnings and dividends as well as other factors. To qualify for purchase, an issuer would normally have a market capitalization of $500 million or more and have an average daily trading volume of at least $3 million. These requirements are generally considered by the Adviser to be adequate to support normal purchase and sale activity without materially affecting prevailing market prices of the issuer's shares. The Adviser also analyzes key financial ratios that measure the growth, profitability and leverage of such issuers that it believes will help maintain a portfolio of above-average quality.

Stocks are selected from this universe based on the Adviser's judgment of their total return potential. The Adviser buys stocks that it believes are undervalued relative to the overall stock market. The principal factor considered by the Adviser in making these determinations is the ratio of a stock's price to earnings relative to corresponding ratios of other stocks in the same industry or economic sector. The Adviser believes that companies with lower price-to-earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach generally produces a dividend yield greater than the market average. The Adviser will attempt to temper risk by broad diversification among economic sectors and industries. Through this strategy, the Fund pursues above-average returns while seeking to avoid above-average risks.

The Fund invests under normal market conditions at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stock, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its assets in foreign securities. The Fund also may hold up to 20% of its total assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), and investment grade securities of domestic companies. Obligations with the lowest investment grade rating (E.G. rated "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's")) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


NATIONS EQUITY INCOME FUND: The investment program of the Fund is based on several premises. First, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in expected investment return. Finally, investing in dividend paying stocks in all the economic sectors can provide greater income than provided by the stocks in the Standard & Poor's 500 Composite Stock Price Index (1) ("S&P 500 Index") with less volatility. Collectively, these traits may be combined in such a fashion as to produce returns in excess of the market (S&P 500 Index) on a comparable risk basis.


New purchases for the Fund will generally be made in equity securities that:

(Bullet) are income producing;
(Bullet) appear undervalued relative to the S&P 500 Index on a risk adjusted basis; and
(Bullet) have favorable trends in personal stock ownership by the underlying company's officers and/or directors.

To achieve its objective, the Fund, under normal circumstances, will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (I.E., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The securities held by the Fund generally will be listed on a national exchange or, if not so listed, will usually have an established over-the-counter market.


In order to further enhance its income, the Fund also may invest its assets in fixed income securities (corporate and government bonds of various maturities), preferred stocks and warrants. The Fund may invest in debt securities that are considered investment grade (E.G. securities rated in one of the top four investment categories by S&P or Moody's, or if not rated, are of equivalent investment quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories (E.G., rated "BBB" by S&P) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. The Fund also may invest up to 5% of its assets in debt securities that are rated below investment grade (E.G. rated "BB" by S&P), or if not rated, are of equivalent investment quality as determined by the Adviser. Non-investment grade debt securities are sometimes

(1) "Standard & Poor's 500" is a registered service mark of S&P.

referred to as "high yield bonds" or "junk bonds." They tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. The Fund will invest in such high-yield debt securities only when the Adviser believes that the issue presents minimal credit risk. For a description of corporate debt ratings, see "Appendix B." Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 20% of its total assets in foreign securities. The Fund will treat foreign securities as illiquid unless there is an active and substantial secondary market for such securities.

The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

NATIONS BALANCED ASSETS FUND: In pursuing the Fund's objective, the Adviser will allocate the Fund's assets based upon its judgment of the relative valuation and the expected returns of the three major asset classes in which the Fund principally invests: common stocks, fixed income securities and cash equivalents. In assessing relative value and expected returns, the Adviser will evaluate current economic and financial market conditions (both domestically and internationally), current interest rate trends, earnings and dividend prospects for common stocks, and overall financial market stability. These asset classes are actively managed in an effort to maximize total return. In general, the Adviser believes that common stocks offer the best opportunity for long-term capital appreciation.

The Fund invests in common and preferred stocks of U.S. corporations and of foreign issuers, as well as securities convertible into common stocks, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities) that meet the Adviser's stringent criteria. Fundamental research and valuation analysis are emphasized in the stock selection process. Stock holdings are typically those of seasoned, financially strong companies with favorable industry positioning.

Under normal circumstances, at least 25% of the total value of the Fund's assets will be invested in fixed income securities. The Fund may invest in government, corporate and municipal debt securities, as well as mortgage-backed and asset-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by S&P, Moody's, Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA"), or Thomson BankWatch, Inc. ("BankWatch") or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.

Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 25% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

GROWTH FUNDS:

NATIONS CAPITAL GROWTH FUND: The investment philosophy of the Fund is based on the belief that companies with superior growth characteristics selling at reasonable prices will, over time, outperform the market. Therefore, the Fund will generally seek to invest in larger capitalization, high-quality companies which possess above-average earnings growth potential.

The Fund's equity investments will generally be made in companies which share some of the following characteristics:

(Bullet) above-average earnings growth relative to the S&P 500 Index; (Bullet) established operating histories, strong balance sheets and favorable financial characteristics; and
(Bullet) above-average return on equity relative to the S&P 500 Index.

In addition, the Fund's investment program enables it to invest in the following types of companies:

(Bullet) companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;
(Bullet) companies that own or develop natural resources, such as energy exploration companies;
(Bullet) companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunication companies;
(Bullet) foreign companies, including those in countries with more rapid economic growth than the U.S.;
(Bullet) companies whose earnings growth is projected at a pace in excess of the average company (I.E., growth companies); and (Bullet) companies whose earnings are temporarily depressed and are currently out of favor with most investors.

Through intensive research, visits to many companies each year, and efficient response to changing market conditions, the Adviser seeks to make the most of the Fund's flexible charter.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its total assets in foreign securities.

The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


NATIONS EMERGING GROWTH FUND: The Fund will invest in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and securities convertible into common stocks, selected from a universe of emerging growth companies monitored by the Adviser. Most of the companies will have revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The universe focuses on companies with above-average earnings growth rates and profit margins, yet the portfolio may include positions of special situation companies whose growth is expected to accelerate. These companies are believed to offer significant opportunities for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.


In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, innovative products, marketing expertise, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


The volatility of emerging growth stocks is greater than that of larger companies. Many of these stocks trade over the counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 100 companies which represent a broad range of industries and sectors, both in the United States and abroad. Although the Fund invests primarily in securities of U.S. issuers, it may invest up to 20% of its total assets in foreign securities.



NATIONS SMALL COMPANY GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. In addition, the Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less.



In making investment decisions for the Fund, the Adviser, on a quarterly basis, classifies approximately 6,000 companies by market value and eliminates the largest 20%. The remaining companies constitute the Fund's small-capitalization universe and generally represent only one-tenth of the aggregate U.S. equity market capitalization. Due to the large number of small stocks to choose from, the Adviser's selection process uses advanced quantitative techniques to identify, buy and sell candidates in a timely and objective manner. The strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market due to business difficulties, but which now exhibit improving prospects; and (ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.



The Adviser's internally designed investment approach uses a sophisticated valuation process which measures changes in current earnings estimates and longer-term growth trends, compares recent earnings results with market expectations, and evaluates a company's earnings power relative to its stock price. Companies become purchase candidates based upon a composite ranking of these factors, and the top 20% are further evaluated on additional criteria. Candidates for investment must also possess a sound financial structure and demonstrate consistent factor rankings before being added to the Fund's portfolio.



The Fund's weighted median capitalization generally is not expected to exceed 125% of the weighted median capitalization of the Russell 2000 Small Stock Index (the "Russell 2000") as measured on a quarterly basis, although this may vary from time to time. Furthermore, a stock may be sold if the composite rank falls into the bottom 20% of the universe, financial quality weakens significantly, or if individual factors demonstrate patterns of deterioration.



The Fund may invest up to 35% of its total assets in securities of issuers with a market capitalization greater than $1 billion and in debt securities. However, the Fund will not invest more than 10% of its total assets in debt securities, unless the Fund assumes a temporary defensive position as discussed below. Debt securities, if any, purchased by the Fund will be rated AA or above by S&P or Aa or above by Moody's or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, the U.S. and foreign governments and international organizations (such as the World Bank), and money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund currently intends to limit any investment in foreign securities to 5% of total assets.


NATIONS DISCIPLINED EQUITY FUND: The investment philosophy of the Fund is based on the premise that companies with positive earnings trends also should experience positive trends in their share price. Based on this philosophy, the Fund invests primarily in the common stocks of companies that the Adviser believes are likely to experience significant increases in earnings. By pursuing this investment philosophy, the Fund seeks to provide investors with long-term capital appreciation which exceeds that of the S&P 500 Index.


In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. The quantitative analysis also includes ranking the attractiveness of equity securities according to a multi-factor valuation model. Both value and growth factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while growth characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. The objective is to maintain a broadly diversified portfolio which ranks in the top quartile on earnings momentum and in the top third on valuation. This approach generally produces a dividend yield less than the market average. Although this Fund seeks to invest in attractively priced securities with increasing earnings, its investment objective focuses on long-term capital appreciation; income is not an objective of this Fund.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. With respect to the remainder of the Fund's assets, the Fund may invest in a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund will invest primarily in medium- and large-sized companies (I.E. companies with market capitalizations of $500 million or greater) that are determined to have favorable price/earnings ratios. The Fund also may invest in securities issued by companies with market capitalizations of less than $500 million. The volatility of small-capitalization stocks is typically greater than that of larger companies. To help reduce risk, the Fund will invest in the securities of companies representing a broad range of industries and economic sectors.


The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (E.G. securities rated in one of the top four investment categories by an NRSRO or, if not rated, are of equivalent quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.


The Fund may invest up to 20% of its total assets in foreign securities. For temporary defensive purposes if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments, money market instruments and repurchase agreements.

GENERAL: Each Fund may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission ( the "CFTC") and options thereon for market exposure risk management. Nations Balanced Assets Fund also may engage in reverse repurchase agreements and dollar roll transactions. Each Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements. Each Fund also may invest in restricted, private placement and other illiquid securities and securities issued by other investment companies, consistent with the Fund's investment objective and policies. Each Fund may invest in real estate investment trust securities.


For more information concerning these and other instruments in which the Funds may invest and their investment practices, see "Appendix A."


PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. For the Funds' portfolio turnover rates, see "Financial Highlights." If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher costs to the Fund, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gains tax consequences.



RISK CONSIDERATIONS: Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these levels will continue.


The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.


Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.


Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with a Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."

INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAIs.

Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and tax-exempt securities issued by state or municipal governments and their political subdivisions are not considered members of any industry.)

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.


4. Nations Small Company Growth Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.



The investment objective and policies of each Fund, unless otherwise specified, may be changed without shareholder approval. Shareholders of Nations Small Company Growth Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current positions and needs.



In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.


   How Performance Is Shown


From time to time the Funds may advertise the total return and yield on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of the Funds may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return on a class of shares over one-, five-, and ten-year periods or the life of a Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment (reflecting the deduction of any applicable contingent deferred sales charge ("CDSC")), assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods or may not reflect a deduction of any applicable CDSC.


"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period. The yield on a class of shares does not reflect deduction of any applicable CDSC.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Funds' portfolios and the Funds' operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing the Funds' investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor C Shares, the Funds offer Primary A, Primary B, Investor A and Investor B Shares (formerly Investor N shares). Each class of shares may bear different sales charges, shareholder servicing fees, and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of the Funds' shares. Any quotation of total return or yield not reflecting CDSCs would be reduced if such sales charges were reflected.



Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


   How The Funds Are Managed

The business and affairs of Nations Fund Trust and Nations Fund, Inc. are managed under the direction of their Board of Trustees and Board of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc.'s SAI contains the names of and general background information concerning each Director of Nations Fund, Inc.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc., serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s Board of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in the Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .75% of the average daily net assets of each of Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Value Fund and Nations Balanced Assets Fund; 1.00% of the average daily net assets of Nations Small Company Growth Fund; and
 .75% of the first $100 million of the Nations Equity Income Fund's average daily net assets, plus .70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .60% of the Fund's average daily net assets in excess of $250 million.



For the services provided pursuant to sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of: .25% of Nations Value Fund's, Nations Balanced Assets Fund's, Nations Capital Growth Fund's, Nations Emerging Growth Fund's, Nations Small Company Growth Fund's and Nations Disciplined Equity Fund's average daily net assets; and .20% of Nations Equity Income Fund's average daily net assets.


From time to time, NBAI (and/or TradeStreet) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.


For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Value Fund -- .75%, Nations Capital Growth Fund -- .75%, Nations Emerging Growth Fund -- .75%, Nations Disciplined Equity Fund -- .75% and Nations Balanced Assets Fund -- .75%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at .67% of Nations Equity Income Fund's average daily net assets.



For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees at the rate of .75% of Nations Small Company Growth Fund's (formerly the Pilot Small Capitalization Equity Fund) average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund -- .25%, Nations Capital Growth Fund -- .25%, Nations Emerging Growth
Fund -- .25%, Nations Disciplined Equity Fund -- .25%, Nations Balanced Assets Fund -- .25% and Nations Equity Income Fund -- .20%.



Sharon M. Herrmann is a Director of Equity Management for TradeStreet and Senior Portfolio Manager for Nations Value Fund. Ms. Herrmann has been Portfolio Manager for Nations Value Fund since 1989. Prior to assuming her position with TradeStreet, she was Senior Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Herrmann has worked for the Investment Management Group at NationsBank since 1981 where her responsibilities included fund management and institutional portfolio management. She attended Virginia Wesleyan College. Ms. Herrmann holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Philip J. Sanders is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Capital Growth Fund. Mr. Sanders has been Portfolio Manager for Nations Capital Growth Fund since 1995. Prior to assuming his position at TradeStreet, he was

Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Sanders has worked in the financial investment community since 1981. His past experience includes portfolio management, equity research and financial analysis for the Investment Management Group at NationsBank and Duke Power Company. Mr. Sanders received a B.A. in Economics from the University of Michigan and an M.B.A. from University of North Carolina at Charlotte. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.


Julie L. Hale is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Balanced Assets Fund. Ms. Hale has been Portfolio Manager for the Nations Balanced Assets Fund since 1995. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1981. Her past experience includes research analysis and portfolio management for Mercantile Safe Deposit and Trust, and National City Bank. Ms. Hale received a B.S. in Business and Finance from Mount St. Mary's College and an M.B.A. from Kent State University. She holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Security Analysts, Inc. She is also a member of the National Association for Petroleum Investment Analysts and the World Affairs Council of Washington, D.C.



Scott A. Billeadeau is a Senior Portfolio Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Emerging Growth Fund and Nations Small Company Growth Fund. Mr. Billeadeau has been Portfolio Manager of the Funds since June 1997. Previously he was Senior Analyst and Senior Portfolio Manager for BankAmerica's Pacific Horizon Aggressive Growth Fund at Security Pacific Corp. since 1991. Mr. Billeadeau has worked in the investment community since 1986. His past experience also includes quantitative analysis for American Express Financial Advisors, Inc. Mr. Billeadeau received an AB in Economics from Princeton University. He holds the Chartered Financial Analyst designation and is member of the Association for Investment Management and Research, as well as the Seattle Society of Securities Analysts.



Jeffery C. Moser is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Disciplined Equity Fund. Mr. Moser has been the Portfolio Manager of Nations Disciplined Equity Fund since 1995. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Moser has worked for the Investment Management Group at NationsBank since 1983 where his responsibilities included institutional portfolio management and equity analysis. Mr. Moser graduated Phi Beta Kappa with a B.S. in Mathematics from Wake Forest University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



Eric S. Williams is a Senior Product Manager, Equity Management for TradeStreet and Senior Portfolio Manager for Nations Equity Income Fund. Mr. Williams has been Portfolio Manager for Nations Equity Income Fund since 1991. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. He has worked in the investment community since 1980. Past experience includes fund analysis and portfolio management for National Bank of Detroit. Mr. Williams received a B.S. in Accounting from East Carolina University, Summa Cum Laude and an M.B.A. from Indiana University. He holds the Chartered Financial Analyst designation, is on the Advisory Board of Indiana University's Investment Management Academy, and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the various Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.



First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Funds pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine the net asset value per share and dividends of each class of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds.



For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund -- .10%, Nations Capital Growth Fund -- .10%, Nations Emerging Growth Fund -- .10%, Nations Disciplined Equity Fund -- .10% and Nations Balanced Assets
Fund -- .10%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Equity Income Fund --
 .10%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor Shares of the Funds. See "Shareholder Servicing And Distribution Plans."

NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as custodian for the assets of all Nations Funds, except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202, and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY has entered into an agreement with each of the Funds and NationsBank of Texas whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all the Funds. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.


First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor C Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.


Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.



EXPENSES: The accrued expenses of the Funds, as well as certain expenses attributable to Investor C Shares, are deducted from accrued income before dividends are declared. The Funds' expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; trustees' and directors' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; cost of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings, other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor C Shares may bear certain class specific expenses and also bear certain additional shareholder service and/or sales support costs. Any general expenses of Nations Fund Trust and/or Nations Fund, Inc. that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust and Nations Fund, Inc. or in such other manner as the relevant Board of Trustees or Board of Directors deems appropriate.


Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves and Nations Life Goal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer five classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares. This Prospectus relates only to the Investor C Shares of Nations

Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Value Fund and Nations Balanced Assets Fund of Nations Fund Trust. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See Nations Fund Trust's SAI for examples of when the Investment Company Act of 1940 (the "1940 Act") requires voting by fund.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates to the Investor C Shares of Nations Equity Income Fund and Nations Small Company Growth Fund of Nations Fund, Inc. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosure on two separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust and Nations Fund, Inc. have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment

How To Buy Shares


The Funds have established various procedures for purchasing Investor C Shares in order to accommodate different investors. Purchase orders for Investor C Shares may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").


There is a minimum initial investment of $1,000, except that the minimum initial investment is:

(Bullet) $500 for "IRA" investors;

(Bullet) $250 for non-working spousal IRAs; and

(Bullet) $100 for investors participating on a monthly basis in the Systematic
         Investment Plan described below.


There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Account ("SAR-IRAs"), or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.


Investor C Shares are purchased at net asset value per share. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").

The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor C Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents."

From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.



Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor C Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.


EFFECTIVE TIME OF PURCHASES: Purchase orders for Investor C Shares of the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.


The Agents are responsible for transmitting orders for purchases of Investor C Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.



SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor C Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.



TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

How To Redeem Shares


Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent, less any applicable CDSC. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds. Except for any CDSC which may be applicable upon redemption of Investor C Shares, as described below, there is no redemption charge.


Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens or by the Transfer Agent. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.


Nations Funds may redeem a shareholder's Investor C Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of the Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor C Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers specified below, Investor C Shares purchased prior to August 1, 1997 may be subject to a CDSC equal to 0.50% of the lesser of the net asset value or the purchase price of the shares being redeemed if such shares are redeemed within one year of the date of purchase. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.


Solely for purposes of determining the period of time that has elapsed from the purchase of any Investor C Shares, all purchases are deemed to have been made on the trade date of the transaction. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.


The CDSC will be waived on redemptions of Investor C Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner), (ii) in connection with the following retirement plan distributions: (a) by qualified plans, (except in cases of plan level terminations); (b) distributions from an IRA following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA, and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to
Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor C shares held in the account is less than the minimum account size, (v) in connection with the combination of Nations Funds with any other registered investment company by merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC. Nations Funds may terminate any waiver of the CDSC by providing notice in the Funds' Prospectus, but any such termination would affect only shares purchased after such termination.



REINSTATEMENT PRIVILEGE: Within 120 days after a redemption of Investor C Shares of a Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor C Shares of the same Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor C Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.



AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor C Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor C Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor C Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.


How To Exchange Shares


The exchange feature enables a shareholder of Investor C Shares of a Nations Funds non-money market fund to acquire shares of the same class that are offered by another non-money market fund of Nations Funds or Daily Shares of any Nations Funds money market fund when he or she believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.



No CDSC will be imposed in connection with an exchange of Investor C Shares that meets the requirements discussed in this section. If a shareholder acquired Investor C Shares of a Nations Funds non-money market fund or Daily Shares of a Nations Funds money market fund through an exchange, the CDSC applicable to the original shares purchased will be applied to any redemption of the acquired shares. Additionally, when an investor exchanges Investor C Shares of a Nations Funds non-money market fund for shares of the same class of another non-money market fund or Daily Shares of any money market fund of Nations Funds, the remaining period of time (if any) that the CDSC is in effect will be computed from the time of the initial purchase of the previously held Investor C Shares.



The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



The Investor C Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling his/her Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Agent through which the original shares were purchased. An investor should consult his/her Agent or Stephens for further information regarding exchanges.


AUTOMATIC EXCHANGE FEATURE: Under the Fund's Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one Nations Funds to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or 30th day of the applicable month. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, an investor should contact his/her Selling Agent or Nations Funds.

Shareholder Servicing And Distribution
Plans

Pursuant to Rule 12b-1 under the 1940 Act, the Trustees and Directors have approved a Distribution Plan with respect to Investor C Shares of the Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares. Payments under the Investor C Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees and Directors, provided that the annual rate may not exceed 0.75% of the average daily net asset value of the Funds' Investor C Shares.

The fees payable under the Distribution Plan are used (i) to compensate Selling Agents for providing sales support assistance relating to Investor C Shares,
(ii) to pay for promotional activities intended to result in the sale of Investor C Shares such as the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Distribution Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by Stephens to partially defray other expenses incurred by Stephens in distributing Investor C Shares. Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.


Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAIs for more details on the Distribution Plan.


The Trustees and Directors also have approved a shareholder servicing plan ("Servicing Plan") for the Funds which permits the Funds to compensate Servicing Agents for services provided to their Customers that own Investor C Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Investor C Shares.

The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor C Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor C Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor C Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services.


Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAIs for more details on the Servicing Plan.



Nations Funds understands that Agents may charge fees to their Customers who are the owners of Investor C Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.



Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed .75% of the offering price per share on all sales of Investor C Shares as an expense of Stephens or for which Stephens may be reimbursed under the Distribution Plan or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.


In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

How The Funds Value Their Shares


The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees or Directors.

How Dividends And Distributions Are
Made; Tax Information


DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Value Fund and Nations Small Company Growth Fund. Nations Balanced Assets Fund and Nations Emerging Growth Fund distribute any net investment income each calendar quarter. The Funds distribute any net realized capital gains (including net short-term capital gains) at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Investor C Shares of the Funds are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligi-ble for dividends through and including the day before the redemption order is executed. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.


The net asset value of Investor C Shares will be reduced by the amount of any dividend or distribution. A dividend or distribution on newly purchased shares would therefore represent, in substance, a return of capital. However, such dividend or distribution would nevertheless be taxable. Certain Agents may provide for the reinvestment of dividends in the form of additional Investor C Shares of the same class in the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the quarter to which the dividend relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor C Shares.


TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Code. Such qualification relieves the Fund of liability for Federal income tax on amounts distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an IRA are generally deferred under the Code.)

Corporate investors in the Funds may be entitled to the dividends-received deduction on all or a portion of such Funds' dividends to the extent that a Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

Substantially all of the Funds' net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not exempt from Federal income tax as long-term capital gains, regardless of how long the shareholders have held the Funds' shares and whether such gains are received in cash or reinvested in additional shares.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may be subject to state and local taxes.

Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.


The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAIs.

Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.


Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.



Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the related SAI.



Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.



BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Funds will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase.



U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations), and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.



BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, certain of the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.



Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.



At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Funds only enter into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage described above. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.



Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.



CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: Each Fund may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.


FIXED INCOME INVESTING: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.

FOREIGN CURRENCY TRANSACTIONS: To the extent provided under "How Objectives Are Pursued," the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. Dollar. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, the Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

FOREIGN SECURITIES: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: To the extent provided under "How Objectives Are Pursued" the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAIs.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities.

If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

LOWER-RATED DEBT SECURITIES: Nations Equity Income Fund may invest in lower-rated debt securities. Lower-rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing.

The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Boards, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities, and the Fund's ability to dispose of these lower-rated bonds.


MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.


MUNICIPAL SECURITIES: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases," and units of participation in trusts holding pools of tax-exempt leases. Such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are consid-ered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities.

In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified municipal securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.


Although the Funds do not presently intend to do so on a regular basis, a Fund may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in municipal securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.



OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.


REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.


REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.


SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all out-standing loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.



STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: Each Fund may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.


Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

Appendix B -- Description Of Ratings

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


The following summarizes the three highest rating categories used by Fitch for short-term obligations, each of which denotes securities that are investment grade:


     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is very high.

     AA -- The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

The following summarizes the four highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in busi-ness, economic or financial conditions may lead to increased investment risk.

     BBB -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

A plus of minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the three highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.

     A1 -- Obligations supported by the highest capacity for timely repayment.

     A2 -- Obligations supported by a good capacity for timely repayment.

                      (THIS PAGE LEFT BLANK INTENTIONALLY)

Prospectus


                                  INVESTOR C SHARES


                                     AUGUST 1, 1997



This Prospectus describes NATIONS SHORT-TERM INCOME
FUND, NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND,
NATIONS GOVERNMENT SECURITIES FUND, NATIONS
STRATEGIC FIXED INCOME FUND, NATIONS DIVERSIFIED
INCOME FUND AND NATIONS U.S. GOVERNMENT BOND FUND
(the "Funds") of Nations Fund Trust and Nations
Fund, Inc., each an open-end management investment company in the Nations Funds Family ("Nations
Funds" or "Nations Funds Family"). This Prospectus describes one class of shares of the Funds -- Investor C Shares.



This Prospectus sets forth concisely the information about the Funds that prospective purchasers of Investor C Shares should consider before investing. Investors should read this Prospectus and retain it for future reference.
Additional information about Nations Fund Trust and
Nations Fund, Inc. is contained in separate
Statements of Additional Information (the "SAIs"), that have been filed with the Securities and Exchange Commission (the "SEC") and are available upon request without charge by writing or calling
Nations Funds at its address or telephone number shown below. The SAIs for Nations Fund Trust and
Nations Fund, Inc., each dated August 1, 1997, are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to all of the Funds except
Nations U.S. Government Bond Fund for which
Boatmen's Capital Management, Inc. ("Boatmen's") is investment sub-adviser. As used herein the term
"Adviser" shall mean NBAI and/or TradeStreet and/or
Boatmen's as the context may require.

SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.



NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.



                                                     Nations Short-Term Income
                                                     Fund

                                                     Nations Short-Intermediate
                                                     Government Fund

                                                     Nations Government
                                                     Securities Fund

                                                     Nations Strategic Fixed
                                                     Income Fund

                                                     Nations Diversified Income
                                                     Fund


                                                     Nations U.S. Government
                                                     Bond Fund



                                                     For Fund information call:
                                                     1-800-321-7854
                                                     Nations Funds
                                                     c/o Stephens Inc.
                                                     One NationsBank Plaza
                                                     33rd Floor
                                                     Charlotte, NC 28255


                                                     NATIONS
                                                       FUNDS


  NF-96142-897

                             Table  Of  Contents


About The Funds


                             Prospectus Summary                                3

                             Expenses Summary                                  4

                             Financial Highlights                              6


                             Objectives                                       11


                             How Objectives Are Pursued                       12


                             How Performance Is Shown                         17


                             How the Funds Are Managed                        18


                             Organization And History                         22


About Your Investment


                             How To Buy Shares                                24


                             How To Redeem Shares                             25


                             How To Exchange Shares                           27


                             Shareholder Servicing And Distribution Plans     28


                             How The Funds Value Their Shares                 30



                             How Dividends And Distributions Are Made;


                             Tax Information                                  30


                             Appendix A -- Portfolio Securities               31


                             Appendix B -- Description Of Ratings             42



                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY
                             THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH
                             INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANIES: Open-end management investment companies.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:

         (Bullet) Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

         (Bullet) Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (Bullet) Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (Bullet) Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

         (Bullet) Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.


         (Bullet) Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements.



(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Funds. See "How The Funds Are Managed."


(Bullet) DIVIDENDS AND DISTRIBUTIONS: The Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.

(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Fund's investments constitute derivative securities. Certain types of derivative securities can, under certain circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and "Appendix
         A -- Portfolio Securities."

(Bullet) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction -- Individual Retirement Accounts. See "How To Buy Shares."

   Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Investor C Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Investor C Shares of the indicated Fund over specified periods.

INVESTOR C SHARES

                                                       Nations Short-         Nations                               Nations
                                    Nations Short-      Intermediate        Government      Nations Strategic     Diversified
SHAREHOLDER TRANSACTION EXPENSES   Term Income Fund    Government Fund    Securities Fund   Fixed Income Fund     Income Fund

Sales Load Imposed on Purchases             None               None               None               None               None
Deferred Sales Charge (as a
  percentage of the lower of the
  original purchase price or
  redemption proceeds)1                     None               None               None               None               None

                                        Nations
                                    U.S. Government
SHAREHOLDER TRANSACTION EXPENSES       Bond Fund
Sales Load Imposed on Purchases             None
Deferred Sales Charge (as a
  percentage of the lower of the
  original purchase price or
  redemption proceeds)1                     None


ANNUAL FUND
OPERATING EXPENSES
(as a percentage of
average net assets)

Management Fees (After Fee
  Waivers)                                   .30%               .40%               .50%               .50%               .50%
Rule 12b-1 Fees (After Fee
  Waivers)                                   .10%               .55%               .60%               .55%               .60%
Shareholder Servicing Fees                   .25%               .25%               .25%               .25%               .25%
Other Expenses                               .25%               .22%               .30%               .20%               .25%
Total Operating Expenses (After
  Fee Waivers)                               .90%              1.42%              1.65%              1.50%              1.60%

Management Fees (After Fee
Rule 12b-1 Fees (After Fee
  Waivers)                                   .60%
Shareholder Servicing Fees                   .25%
Other Expenses                               .20%
Total Operating Expenses (After
  Fee Waivers)                              1.45%

  Waivers)                                   .40%



1 Investor C Shares purchased prior to August 1, 1997 will continue to be subject to the .50% Deferred Sales Charge applicable at the time of purchase. See "How To Redeem Shares -- Contingent Deferred Sales Charge."

EXAMPLES:

You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                       Nations Short-         Nations                               Nations
                                    Nations Short-      Intermediate        Government      Nations Strategic     Diversified
                                   Term Income Fund    Government Fund    Securities Fund   Fixed Income Fund     Income Fund

1 Year                                 $       9          $      14          $      17          $      15          $      16
3 Years                                $      29          $      45          $      52          $      47          $      50
5 Years                                $      50          $      78          $      90          $      82          $      87
10 Years                               $     111          $     170          $     195          $     179          $     190

                                        Nations
                                    U.S. Government
                                       Bond Fund
1 Year                                 $      15
3 Years                                $      46
5 Years                                $      79
10 Years                               $     174



The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor C Shares of the Funds will bear either directly or indirectly. Certain figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fees waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. Long-term shareholders of the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plans."



Absent fee waivers, "Management Fees," "Rule 12b-1 Fees" and "Total Operating Expenses" for Investor C Shares of the indicated Fund would have been as follows: Nations Short-Term Income Fund -- .60%, .75% and 1.85%, respectively; Nations Short-Intermediate Government Fund -- .60%, .75% and 1.82%, respectively; Nations Strategic Fixed Income Fund -- .60%, .75% and 1.80%; Nations Government Securities Fund -- .64%, .75% and 1.94%, respectively; and Nations Diversified Income Fund -- .60%, .75% and 1.85%, respectively; and Nations U.S. Government Bond Fund -- .60%, .75% and 1.80%.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Financial Highlights


The financial information on the following pages has been derived from the audited financial statements of Nations Fund Trust and Nations Fund, Inc. Price Waterhouse LLP is the independent accountant to Nations Fund Trust and Nations Fund, Inc. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund Trust and Nations Fund, Inc. accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. For more information see "Organization And History." Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and financial statements audited by the Funds' independent accountant. Financial Highlights for Investor C shares of Nations U.S. Government Bond Fund are not provided below because such Fund's share class had not yet commenced operation during the period indicated below.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SHORT-TERM INCOME FUND

                                         YEAR             PERIOD            YEAR             YEAR             YEAR
                                         ENDED             ENDED            ENDED            ENDED            ENDED
INVESTOR C SHARES                      03/31/97#       03/31/96(b)#       11/30/95#        11/30/94#        11/30/93
Operating performance:
Net asset value, beginning of
  period                              $    9.76          $    9.84        $    9.48        $   10.01        $    9.75
Net investment income                      0.55               0.19             0.57             0.46             0.48
Net realized and unrealized
  gain/(loss) on investments              (0.08)             (0.08)            0.36            (0.51)            0.26
Net increase/(decrease) in net
  asset value from operations         $    0.47               0.11             0.93            (0.05)            0.74
Distributions:
Dividends from net investment
  income                                  (0.55)             (0.19)           (0.57)           (0.44)           (0.48)
Distributions in excess of net
  investment income                          --                 --               --            (0.02)              --
Distributions from capital                   --                 --               --            (0.02)              --
Total dividends and distributions         (0.55)             (0.19)           (0.57)           (0.48)           (0.48)
Net asset value, end of period        $    9.68          $    9.76        $    9.84        $    9.48        $   10.01
Total return++                             4.89%              1.07%           10.08%           (0.51)%           7.73%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                              $   4,063          $   6,121        $   6,056        $   8,102        $  19,851
Ratio of operating expenses to
  average net assets                       0.90%(a)           0.90%+           0.91%            0.89%            0.87%
Ratio of net investment income to
  average net assets                       5.62%              5.72%+           5.97%            4.84%            4.77%
Portfolio turnover rate                     172%                73%             224%             293%             121%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                           1.20%              1.23%+           1.21%            1.21%            1.29%
Net investment income per share
  without waivers and/or expense
  reimbursements                      $    0.52          $    0.18        $    0.54        $    0.43        $    0.45

                                        PERIOD
                                         ENDED
INVESTOR C SHARES                      11/30/92*
Operating performance:
Net asset value, beginning of
  period                             $   10.00
Net investment income                     0.08
Net realized and unrealized
  gain/(loss) on investments             (0.26)
Net increase/(decrease) in net
  asset value from operations            (0.18)
Distributions:
Dividends from net investment
  income                                 (0.07)
Distributions in excess of net
  investment income                         --
Distributions from capital                  --
Total dividends and distributions        (0.07)
Net asset value, end of period       $    9.75
Total return++                           (1.82)%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $   6,747
Ratio of operating expenses to
  average net assets                      0.80%+
Ratio of net investment income to
  average net assets                      5.04%+
Portfolio turnover rate                     45%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.40%+
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.07


 * Nations Short-Term Income Fund Investor C Shares commenced operations on October 2, 1992.
 + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND

                                         YEAR            PERIOD            YEAR             YEAR             YEAR
                                        ENDED             ENDED            ENDED            ENDED            ENDED
INVESTOR C SHARES                     03/31/97#       03/31/96(b)#       11/30/95#        11/30/94         11/30/93

Operating performance:
Net asset value, beginning of
  period                            $    4.07           $    4.14        $    3.93        $    4.28        $    4.16
Net investment income                    0.21                0.07             0.22             0.20             0.20
Net realized and unrealized
  gain/(loss) on investments            (0.08)              (0.07)            0.21            (0.33)            0.14
Net increase/(decrease) in net
  asset value from operations            0.13                0.00             0.43            (0.13)            0.34
Distributions:
Dividends from net investment
  income                                (0.21)              (0.07)           (0.22)           (0.20)           (0.20)
Distributions in excess of net
  investment income                        --               (0.00)(a)        (0.00)(a)        (0.00)(a)           --
Distributions from net realized
  capital gains                            --                  --               --            (0.02)           (0.02)
Total dividends and distributions       (0.21)              (0.07)           (0.22)           (0.22)           (0.22)
Net asset value, end of period      $    3.99           $    4.07        $    4.14        $    3.93        $    4.28
Total return++                           3.21%              (0.10)%          11.15%           (2.80)%           8.20%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                            $   8,334           $  11,820        $  13,206        $  16,725        $  31,440
Ratio of operating expenses to
  average net assets                     1.13%(c)(d)         1.13%+           1.10%            1.17%            1.30%
Ratio of net investment income to
  average net assets                     5.23%               4.82%+           5.38%            5.18%            4.65%
Portfolio turnover rate                   529%                189%             328%             133%              92%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                         1.33%(d)            1.36%+           1.30%            1.38%            1.54%
Net investment income per share
  without waivers and/or expense
  reimbursements                    $    0.20(d)        $    0.06        $    0.21        $    0.19        $    0.19

                                       PERIOD
                                        ENDED
INVESTOR C SHARES                     11/30/92*
Operating performance:
Net asset value, beginning of
  period                            $    4.19
Net investment income                    0.10
Net realized and unrealized
  gain/(loss) on investments            (0.03)
Net increase/(decrease) in net
  asset value from operations            0.07
Distributions:
Dividends from net investment
  income                                (0.10)
Distributions in excess of net
  investment income                        --
Distributions from net realized
  capital gains                            --
Total dividends and distributions       (0.10)
Net asset value, end of period      $    4.16
Total return++                           1.64%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                            $  24,352
Ratio of operating expenses to
  average net assets                     1.18%+
Ratio of net investment income to
  average net assets                     4.80%+
Portfolio turnover rate                    25%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                         1.44%+
Net investment income per share
  without waivers and/or expense
  reimbursements                    $    0.09


 * Nations Short-Intermediate Government Fund Investor C Shares commenced operations on June 17, 1992.
 + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
 (a) Amount represents less than $0.01.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.


 (d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS GOVERNMENT SECURITIES FUND

                                                YEAR               PERIOD               YEAR                YEAR
                                               ENDED               ENDED               ENDED               ENDED
INVESTOR C SHARES                            03/31/97#          03/31/96(b)#         05/31/95#            05/31/94

Operating performance:
Net asset value, beginning of period         $    9.67          $    9.86            $    9.80           $   10.46
Net investment income                             0.55               0.47                 0.57                0.55
Net realized and unrealized gain/(loss)
  on investments                                 (0.30)             (0.19)                0.06               (0.61)
Net increase/(decrease) in net asset
  value from operations                           0.25               0.28                 0.63               (0.06)
Distributions:
Dividends from net investment income             (0.53)             (0.45)               (0.53)              (0.50)
Dividends in excess of net investment
  income                                            --              (0.02)                  --               (0.01)
Distributions in excess of net realized
  capital gains                                     --                 --                   --               (0.05)
Distributions from capital                       (0.00)(a)             --                (0.04)              (0.04)
Total dividends and distributions                (0.53)             (0.47)               (0.57)              (0.60)
Net asset value, end of period               $    9.39          $    9.67            $    9.86           $    9.80
Total return++                                    2.67%              2.83%                6.76%              (0.69)%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)         $   1,835          $   2,558            $   2,945           $   5,265
Ratio of operating expenses to average
  net assets                                      1.30%              1.48%+               1.51%               1.48%
Ratio of net investment income to
  average net assets                              5.78%              5.68%+               5.94%               5.33%
Portfolio turnover rate                            468%               199%                 413%                 56%
Ratio of operating expenses to average
  net assets without waivers and/or
  expense reimbursements                          1.44%              1.63%+               1.69%               1.69%
Net investment income per share without
  waivers and/or expense reimbursements      $    0.54          $    0.46            $    0.55           $    0.53

                                               PERIOD
                                               ENDED
INVESTOR C SHARES                            05/31/93*#
Operating performance:
Net asset value, beginning of period        $   10.52
Net investment income                            0.59
Net realized and unrealized gain/(loss)
  on investments                                 0.02
Net increase/(decrease) in net asset
  value from operations                          0.61
Distributions:
Dividends from net investment income            (0.63)
Dividends in excess of net investment
  income                                           --
Distributions in excess of net realized
  capital gains                                 (0.04)
Distributions from capital                         --
Total dividends and distributions               (0.67)
Net asset value, end of period              $   10.46
Total return++                                   5.37%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in 000's)        $   5,998
Ratio of operating expenses to average
  net assets                                     1.60%+
Ratio of net investment income to
  average net assets                             5.92%+
Portfolio turnover rate                           103%
Ratio of operating expenses to average
  net assets without waivers and/or
  expense reimbursements                         1.75%+
Net investment income per share without
  waivers and/or expense reimbursements     $    0.42


 * Nations Government Securities Fund Investor C Shares commenced operations on July 6, 1992.
 + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 # Per share amounts have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

 (a) Amount represents less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS STRATEGIC FIXED INCOME FUND

                                         YEAR              PERIOD              YEAR               YEAR               YEAR
                                         ENDED              ENDED              ENDED              ENDED              ENDED
INVESTOR C SHARES                      03/31/97#         03/31/96(a)         11/30/95           11/30/94           11/30/93
Operating performance:
Net asset value, beginning of
  period                               $    9.93          $   10.22          $    9.32          $   10.55          $    9.94
Net investment income                       0.53               0.17               0.54               0.47               0.48
Net realized and unrealized
  gain/(loss) on investments               (0.20)             (0.29)              0.90              (0.89)              0.62
Net increase/(decrease) in net
  asset value from operations               0.33              (0.12)              1.44              (0.42)              1.10
Distributions:
Dividends from net investment
  income                                   (0.53)             (0.17)             (0.54)             (0.45)             (0.48)
Distributions in excess of net
  investment income                           --                 --                 --              (0.02)                --
Distributions from net realized
  capital gains                            (0.11)                --                 --              (0.34)             (0.01)
Distributions from capital             $   (0.00)(b)             --                 --                 --                 --
Total dividends and distributions          (0.64)             (0.17)             (0.54)             (0.81)             (0.49)
Net asset value, end of period         $    9.62          $    9.93          $   10.22          $    9.32          $   10.55
Total return++                              3.38%             (1.22)%            15.87%             (4.14)%            11.20%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                               $   1,068          $     299          $     227          $      41          $      65
Ratio of operating expenses to
  average net assets                        1.21%(c)           1.22%+             1.21%              1.43%              1.36%
Ratio of net investment income to
  average net assets                        5.48%              4.99%+             5.55%              4.68%              4.65%
Portfolio turnover rate                      368%               133%               228%               307%               161%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                            1.31%(c)           1.33%+             1.31%              1.51%              1.52%
Net investment income per share
  without waivers and/or expense
  reimbursements                       $    0.52(c)       $    0.17          $    0.53          $    0.46          $    0.47

                                        PERIOD
                                        ENDED
INVESTOR C SHARES                     11/30/92*
Operating performance:
Net asset value, beginning of
  period                            $    9.97
Net investment income                    0.02
Net realized and unrealized
  gain/(loss) on investments            (0.04)
Net increase/(decrease) in net
  asset value from operations           (0.02)
Distributions:
Dividends from net investment
  income                                (0.01)
Distributions in excess of net
  investment income                        --
Distributions from net realized
  capital gains                            --
Distributions from capital                 --
Total dividends and distributions       (0.01)
Net asset value, end of period      $    9.94
Total return++                          (0.22)%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                            $      84
Ratio of operating expenses to
  average net assets                     1.03%+
Ratio of net investment income to
  average net assets                     5.40%+
Portfolio turnover rate                    12%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                         1.63%+
Net investment income per share
  without waivers and/or expense
  reimbursements                    $    0.02


 * Nations Strategic Fixed Income Fund Investor C Shares commenced operations on November 16, 1992.
 + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.

 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) Amount represents less than $0.01.


 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS DIVERSIFIED INCOME FUND

                                         YEAR              PERIOD              YEAR               YEAR              YEAR
                                         ENDED              ENDED              ENDED             ENDED              ENDED
INVESTOR C SHARES                      03/31/97#         03/31/96(b)         11/30/95          11/30/94#          11/30/93#
Operating performance:
Net asset value, beginning of
  period                             $   10.42           $   10.82          $    9.67        $   10.88            $    9.96
Net investment income                     0.63                0.21               0.66             0.67                 0.70
Net realized and unrealized
  gain/(loss) on investments             (0.18)              (0.40)              1.15            (1.06)                0.92
Net increase/(decrease) in net
  asset value from operations             0.45               (0.19)              1.81            (0.39)                1.62
Distributions:
Dividends from net investment
  income                                 (0.63)              (0.21)             (0.66)           (0.67)               (0.70)
Distributions in excess of net
  investment income                         --                  --                 --            (0.00)(a)               --
Distributions from net realized
  capital gains                          (0.13)                 --                 --            (0.15)                  --
Total dividends and distributions        (0.76)              (0.21)             (0.66)           (0.82)               (0.70)
Net asset value, end of period       $   10.11           $   10.42          $   10.82        $    9.67            $   10.88
Total return++                            4.44%              (1.77)%            19.22%           (3.77)%              16.65%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $   3,343           $   3,454          $   3,582        $   2,636            $   3,633
Ratio of operating expenses to
  average net assets                      1.25%(c)            1.33%+             1.55%            1.49%                1.30%
Ratio of net investment income to
  average net assets                      6.23%               5.93%+             6.28%            6.56%                6.27%
Portfolio turnover rate                    278%                 69%                96%             144%                  86%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.35%(c)            1.43%+             1.68%            1.70%                1.70%
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.63(c)        $    0.21          $    0.65        $    0.65            $    0.64

                                        PERIOD
                                         ENDED
INVESTOR C SHARES                      11/30/92*
Operating performance:
Net asset value, beginning of
  period                             $    9.93
Net investment income                     0.03
Net realized and unrealized
  gain/(loss) on investments              0.02
Net increase/(decrease) in net
  asset value from operations             0.05
Distributions:
Dividends from net investment
  income                                 (0.02)
Distributions in excess of net
  investment income                         --
Distributions from net realized
  capital gains                             --
Total dividends and distributions        (0.02)
Net asset value, end of period       $    9.96
Total return++                            0.54%+++
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                             $     149
Ratio of operating expenses to
  average net assets                      1.00%+
Ratio of net investment income to
  average net assets                      7.01%+
Portfolio turnover rate                     46%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                          1.60%+
Net investment income per share
  without waivers and/or expense
  reimbursements                     $    0.03


 * Nations Diversified Income Fund Investor C Shares commenced operations on November 9, 1992.
 + Annualized.
 ++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
 (a) Amount represents less than $0.01.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements and net investment income per share was less than 0.01% and $0.01, respectively.


   Objectives

NATIONS SHORT-TERM INCOME FUND: Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NATIONS GOVERNMENT SECURITIES FUND: Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

NATIONS STRATEGIC FIXED INCOME FUND: Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

NATIONS DIVERSIFIED INCOME FUND: Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.


NATIONS U.S. GOVERNMENT BOND FUND: Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements collateralized by such securities.



Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.


   How Objectives Are Pursued


NATIONS SHORT-TERM INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years.


The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade by one of the following six nationally recognized statistical rating organizations, Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), IBCA Limited or its affiliate, IBCA Inc. (collectively, "IBCA") or Thomson BankWatch, Inc. ("BankWatch") (collectively, "NRSROs"), or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; and mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, collateralized mortgage obligations or "CMOs", real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated. The Fund may also invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations").

Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

As noted above, the Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the

Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.

The Fund also may invest in "high quality" money market instruments (I.E., those within the two highest rating categories or unrated instruments determined by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.

NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND: In pursuing its investment objective, Nations Short-Intermediate Government Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and five years and the duration will not exceed five years. U.S. Government Obligations have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.



The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS GOVERNMENT SECURITIES FUND: In pursuing its investment objective, Nations Government Securities Fund invests at least 65% of its assets in U.S. Government Obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and 10 years and the Fund's duration is expected to be in a range of 3.5 to six years.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.



The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market economic circumstances warrant.


NATIONS STRATEGIC FIXED INCOME FUND: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade fixed income securities. It is expected that the average dollar-weighted maturity of the

Fund's portfolio will be ten years or less and under no circumstances will it exceed 15 years.


The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; U.S. Government Obligations; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality. The Fund also may invest in dividend-paying preferred and common stock.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

The Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund also may invest in "high quality" money market instruments,repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


NATIONS DIVERSIFIED INCOME FUND: In pursuing its investment objective, the Fund will invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund's portfolio will greater than five years.


The Fund may invest in corporate convertible and non-convertible debt obligations; U.S. Government Obligations; dollar-denominated and non-dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the six NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.

Up to 35% of the total value of the Fund's assets may be invested in lower-quality fixed income securities rated "B" or better by Moody's or S&P, or if not so rated, determined by the Adviser to be of comparable quality. Securities which are rated "B" generally lack characteristics of the desirable investment, and assurance of interest and principal payment over any long period of time may be limited. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds." They tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund may hold or invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.



NATIONS U.S. GOVERNMENT BOND FUND: Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. Government securities and repurchase agreements collateralized by such securities. While the maturity of individual securities will not be restricted, except during temporary defensive periods or unusual market conditions, the average weighted maturity of the Fund will be between five and thirty years. The Fund may invest in a variety of U.S. Government Obligations. The Fund may also invest in interests in the foregoing securities, including collateralized mortgage obligations issued or guaranteed by a U.S. Government agency or instrumentality. U.S. Government Obligations have historically had a very low risk of loss of principal if held to maturity. The Fund, however, can give no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities if it were not legally required to do so.



The Fund may also invest up to 35% of its total assets in debt securities of U.S. and foreign corporate and foreign government issuers, American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"), zero coupon bonds and cash equivalents. The Fund will purchase only those non-government investments which are rated investment grade or better by at least one NRSRO or, if unrated, are determined by the Adviser to be of comparable quality. If a portfolio security held by the Fund ceases to be rated investment grade by at least one NRSRO or if the Adviser determines that an unrated portfolio security held by the Fund is no longer of comparable quality to an investment grade security, the security will be sold in an orderly manner as quickly as possible. Additionally, the Fund may also invest in futures contracts, interest rate swaps and options.



The value of the Fund's portfolio (and consequently its shares) is expected to fluctuate inversely in relation to changes in the direction of interest rates. For more information concerning these and other investments in which the Fund may invest, see "Appendix A".


GENERAL: Each of the Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures and options thereon approved by the Commodity Futures Trading Commission ("CFTC") for market exposure risk-management. Each of the Funds may lend its portfolio securities to qualified institutional investors and may invest in restricted, private placement and other illiquid securities. Each of the Funds may engage in reverse repurchase agreements and dollar roll transactions. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies.


The Funds also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such trusts and partnerships.


Certain securities that have variable or floating interest rates or demand, put or prepayment features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Funds.

For more information concerning these and other instruments in which the Funds invest and their investment practices, see "Appendix A."

Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of the Funds' shares, such changes will not affect the income received by the Funds from such securities. However, since available yields vary over time, no specific level of income can ever be assured. The dividends paid by the Funds will increase or decrease in relation to the income received by the Funds from their investments, which will in any case be reduced by the Funds' expenses before being distributed to the Funds' shareholders.

PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. For the Funds' portfolio turnover rates, see "Financial Highlights."


RISK CONSIDERATIONS: The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.


Investments by a Fund in common stocks and other equity securities are subject to stock market risks. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods.

Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with the Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A -- Portfolio Securities."

INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAIs.

Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.


3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

Nations U.S. Government Bond Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.



The investment objective and policies of each Fund, unless otherwise specified, may be changed without shareholder approval. Shareholders of Nations U.S. Government Bond Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.



In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.


   How Performance Is Shown


From time to time a Fund may advertise the total return and yield on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares may be calculated on an average annual total return basis or an aggregate total return basis. The "total return" of a class of shares refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment (reflecting the deduction of any applicable contingent deferred sales charge ("CDSC")), assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods or may not reflect a deduction of the CDSC.


"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period. The yield on a class of shares does not reflect deduction of any applicable CDSC.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor C Shares, the Funds offer Primary A, Primary B, Investor A and Investor B Shares (formerly Investor N Shares). Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of the Funds' shares. Any quotation of total return or yield not reflecting CDSCs would be reduced if such sales charges were reflected. Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in a Fund will not be included in calculations of yield and total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's selling agent or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


   How The Funds Are Managed

The business and affairs of each of Nations Fund Trust and Nations Fund, Inc. are managed under the direction of its Board of Trustees and Board of Directors, respectively. The SAI for Nations Fund Trust contains the names of and general background information concerning the Trustees of Nations Fund Trust. The SAI for Nations Fund, Inc. contains the names of and general background information concerning the Directors of Nations Fund, Inc.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to all of the Funds except Nations U.S. Government Bond Fund. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Boatmen's Capital Management, Inc. serves as investment sub-adviser to Nations U.S. Government Bond Fund. Its principal offices are located at 100 North Broadway, St. Louis, Missouri 63178-4737. Boatmen's is an independent subsidiary of NationsBank Corporation, a registered bank holding company.


Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s Board of Directors, and in accordance with the Funds' investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares of a Fund, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of .60% of the average daily net assets of each of Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund, Nations Short-Intermediate Government Fund and Nations U.S.

Government Bond Fund; and .65% of the first $100 million of the Nations Government Securities Fund's average daily net assets, plus .55% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus
 .50% of the Fund's average daily net assets in excess of $250 million.



For the services provided pursuant to sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of .15% of Nations Short-Term Income Fund's, Nations Short-Intermediate Government Fund's, Nations Government Securities Fund's, Nations Strategic Fixed Income Fund's and Nations Diversified Income Fund's average daily net assets.



NBAI will pay Boatmen's sub-advisory fees at the rate of .15% of the average net assets of Nations U.S. Government Bond Fund.



From time to time, NBAI and/or TradeStreet and/or Boatmen's may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Short-Intermediate Government Fund -- .40%, Nations Short-Term Income Fund -- .30%, Nations Diversified Income Fund -- .50% and Nations Strategic Fixed Income Fund -- .50%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Fund's average daily net assets:
Nations Government Securities Fund -- .50%.



For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees at the rate of .40% of Nations U.S. Government Bond Fund's (formerly the Pilot U.S. Government Securities Fund) average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Short-Intermediate Government Fund -- .15%, Nations Short-Term Income
Fund -- .15%, Nations Diversified Income Fund -- .15% and Nations Strategic Fixed Income Fund -- .15% and Nations Government Securities Fund -- .15%.



Brad Pope is a Product Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Short-Term Income Fund. He is a senior member of the Fixed Income Team. As such, his responsibilities include setting duration policy for the Nations Funds fixed income funds. Mr. Pope has been the portfolio manager for Nations Short-Term Income Fund since August 1996. Prior to assuming this position, he was a manager in the structured products area. He joined the Investment Management Group at NationsBank, TradeStreet's predecessor organization, in 1988. Mr. Pope has over nine years of investment experience, including working on the trading floor of the Chicago Board of Trade. Mr. Pope received a B.B.A. in Finance from the University of Texas at Austin.



Mark S. Ahnrud is a Director of Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Diversified Income Fund. Mr. Ahnrud has been Portfolio Manager for the Nations Diversified Income Fund since 1992. Prior to assuming his position with TradeStreet, he was Senior Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Ahnrud has worked for the Investment Management Group at NationsBank since 1985 where his responsibilities initially included institutional investment management sales and later involved high yield credit analysis. Mr. Ahnrud received a dual B.S. in Finance and Investments from Babson College and an M.B.A. from Duke University, Fuqua School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.

Gregory H. Cobb is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Strategic Fixed Income Fund. Mr. Cobb has been Portfolio Manager for Nations Strategic Fixed Income Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Cobb has worked in the investment community since 1987. His past experience includes portfolio management of intermediate duration and insurance products for Trust Company Bank and Barnett Bank Trust Company Inc. Mr. Cobb received a B.A. in Economics from the University of North Carolina at Chapel Hill.


Christopher G. Gunster is a Portfolio Manager, Fixed Income Management for TradeStreet and Portfolio Manager for Nations Government Securities Fund. Mr. Gunster has been the lead Portfolio Manager since July 1997. Prior to assuming his position with TradeStreet, he was Assistant Vice President and Associate Portfolio Manager for the Investment Management Group at NationsBank since 1993. Mr. Gunster has worked in the investment community since 1987. His past experience includes investment marketing for The Boston Company and options trading for Shatkin Investments, a regional broker/dealer. Mr. Gunster received a B.A. in Chemistry from Kenyon College and an M.B.A. in Finance from Babson Graduate School of Business. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research as well as the North Carolina Society of Financial Analysts, Inc.



John S. Swaim is a Senior Product Manager, Fixed Income Management for TradeStreet and Senior Portfolio Manager for Nations Short-Intermediate Government Fund. Mr. Swaim has been Portfolio Manager for the Fund since 1995. Prior to assuming his position with TradeStreet, he was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Mr. Swaim has worked in the investment community since 1986. His past experience includes derivative products manager for the NationsBank Texas Corporate Investment Division portfolio. Mr. Swaim received a B.S. from University of North Texas and an M.B.A. from University of Texas at Arlington.



The Fixed Income Committee of Boatmen's is responsible for the day-to-day management of the investment portfolio of Nations U.S. Government Bond Fund.



Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services

Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to Co-Administration Agreements. Under the terms of the Co-Administration Agreements, First Data provides various administrative and accounting services to the Funds, including performing the calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements, maintaining the portfolio records and certain general accounting records for the Funds.


For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Short-Intermediate Government Fund -- .10%, Nations Short-Term Income Fund -- .10%, Nations Diversified Income Fund -- .10% and Nations Strategic Fixed Income Fund -- .10%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Fund's average daily net assets: Nations Government Securities Fund -- .10%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor C Shares. See "Shareholder Servicing And Distribution Plans."



NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as Custodian for the assets of each Fund. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all the Funds. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.


First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor C Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.


Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachuetts 02110.



EXPENSES: The accrued expenses of each Fund, as well as certain expenses attributable to Investor C Shares, are deducted from accrued income before dividends are declared. Each Fund's expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; trustees' and directors' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor C Shares may bear certain class specific expenses and also bear certain additional shareholder service and sales support costs. Any general expenses of Nations Fund Trust and/or Nations Fund, Inc. that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bear to the assets of Nations Fund Trust and Nations Fund, Inc. or in such other manner as the Board of Trustees or Board of Directors deems appropriate.


   Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer five classes of shares -- Investor A, Investor B (formerly Investor N Shares), Investor C, Primary A and Primary B Shares. This Prospectus relates only to the Investor C Shares of Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund and Nations Short-Intermediate Government Fund of Nations Fund Trust. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Selling Agent (as defined below) or Nations Funds at 1-800-321-7854.


Each share is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the related SAI for examples of when the 1940 Act requires voting by fund.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's related SAI.

Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates to the Investor C Shares of Nations Government Securities Fund and Nations U.S. Government Bond Fund of Nations Fund, Inc. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact your Selling Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosure on two separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust and Nations Fund, Inc. have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

PENDING LEGAL PROCEEDINGS: A purported class action lawsuit against, among others, Nations Government Securities Fund and Nations Short-Intermediate Government Fund was filed by Lawrence Bergelt on May 21, 1996. The complaint was amended and consolidated on July 11, 1996 in the United States District Court for the Middle District of Florida, Tampa Division by Mr. Bergelt and others in an action against the two funds, NationsBank Corporation and certain of its affiliates, Dean Witter Distributors and certain of its affiliates, and Stephens Inc. (Case No. 94-995-Civ.-T-23E). As relevant to

Nations Government Securities Fund and Nations Short-Intermediate Government Fund, plaintiffs allege that, among other things, defendants violated the Securities Exchange Act of 1934 and various state securities fraud statutes by employing a scheme to defraud plaintiffs into purchasing shares of the funds and making untrue statements of material fact and omitting to state material facts in connection with sales of shares of the funds. Plaintiffs further allege that, among other things, defendants concealed the risks associated with such funds by blurring the distinctions between banks and non-bank subsidiaries and by obscuring the differences between traditional, federally insured bank products and uninsured, non-depository products.

About Your Investment

   How To Buy Shares

The Funds have established various procedures for purchasing Investor C Shares in order to accommodate different investors. Purchase orders for Investor C Shares may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a servicing agreement ("Servicing Agreement") with NationsBank ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement" with Stephens ("Selling Agents").

There is a minimum initial investment of $1,000 in the Funds, except that the minimum initial investment is:

(Bullet) $500 for IRA investors;

(Bullet) $250 for non-working spousal IRAs; and

(Bullet) $100 for investors participating on a monthly basis in the Systematic
         Investment Plan described below.


There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs"), or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.


Investor C Shares are purchased at net asset value per share. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").


The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor C Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.



Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor C Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

EFFECTIVE TIME OF PURCHASES: Purchase orders for Investor C Shares of the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.


The Agents are responsible for transmitting orders for purchases of Investor C Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.



SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor C Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.



TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


   How To Redeem Shares


Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent, less any applicable CDSC. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds. Except for any CDSC which may be applicable upon redemption of Investor C Shares, as described below, there is no redemption charge.


Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens or by the Transfer Agent. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.


Nations Funds may redeem a shareholder's Investor C Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor C Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers specified below, Investor C Shares purchased prior to August 1, 1997 may be subject to a CDSC equal to 0.50% of the lesser of the net asset value or the purchase price of the shares being redeemed if such shares are redeemed within one year of the date of purchase. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.


Solely for purposes of determining the period of time that has elapsed from the purchase of any Investor Shares, all purchases are deemed to have been made on the trade date of the transaction. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.


The CDSC will be waived on redemptions of Investor C Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner), (ii) in connection with the following retirement plan distributions: (a) by qualified retirement plans, (except in cases of plan level terminations); (b) distributions from an IRA following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA, and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks; (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor C Shares held in the account is less than the minimum account size, (v) in connection with the combination of Nations Funds with any other registered investment company by merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC. Nations Funds may terminate any waiver of the CDSC by providing notice in the Prospectus, but any such termination would affect only shares purchased after such termination.

REINSTATEMENT PRIVILEGE: Within 120 days after a redemption of Investor C Shares of a Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor C Shares of the same Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor C Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.



AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor C Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor C Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the and Investor C Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor C Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.


   How To Exchange Shares


The exchange feature enables a shareholder of Investor C Shares of a Nations Funds non-money market fund to acquire shares of the same class that are offered by another non-money market fund of Nations Funds or Daily Shares of any Nations Funds money market fund when he or she believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.



No CDSC will be imposed in connection with an exchange of Investor C Shares that meets the requirements discussed in this section. If a shareholder acquires Investor C Shares of a Nations Funds non-money market fund or Daily Shares of a Nations Funds money market fund through an exchange, the CDSC applicable to the original shares purchased will be applied to any redemption of the acquired shares (except for exchanges of Nations Short-Term Income Fund shares purchased prior to January 1, 1996, which will be subject to the CDSC schedule applicable to the acquired Fund). Additionally, when an investor exchanges Investor C Shares of a Nations Funds non-money market fund for shares of the same class of another non-money market fund or Daily Shares of any money market fund of Nations Funds, the remaining period of time (if any) that the CDSC is in effect will be computed from the time of the initial purchase of the previously held Investor C Shares (except for shares of Nations Short-Term Income Fund purchased prior to January 1, 1996). If an investor exchanges Investor C Shares of the Nations Short-Term Income Fund purchased prior to January 1, 1996 for shares of the same class of another non-money market fund, the remaining period of time that the CDSC applicable to the acquired shares is in effect will be computed from the time of the exchange.

The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



The Investor C Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling his/her Selling or Servicing Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Selling or Servicing Agent through which the original shares were purchased. An investor should consult his/her Selling or Servicing Agent or Stephens for further information regarding exchanges.


AUTOMATIC EXCHANGE FEATURE: Under the Funds' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one fund of Nations Funds to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or the last day of the applicable month. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, an investor should contact his/her Selling Agent or Nations Funds.


   Shareholder Servicing And Distribution
   Plans

Pursuant to Rule 12b-1 under the 1940 Act, the Trustees have approved a Distribution Plan with respect to the Investor C Shares of each Fund. Pursuant to the Distribution Plan, each Fund may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Fund's Investor C Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees provided that the annual rate may not exceed 0.75% of the average daily net asset value of each Fund's Investor C Shares.

The fees payable under the Distribution Plan are used (i) to compensate Selling Agents for providing sales support assistance relating to Investor

C Shares, (ii) to pay for promotional activities intended to result in the sale of Investor C Shares such as the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Distribution Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by Stephens to partially defray other expenses incurred by Stephens in distributing Investor C Shares. Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.


Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the relevant SAI for more details on the Distribution Plan.


The Trustees and Directors also have approved a shareholder servicing plan ("Investor C Servicing Plan") for each Fund which permits the Funds to compensate Servicing Agents for services provided to their Customers that own Investor C Shares. Payments under the Investor C Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor C Shares.

The fees payable under the Investor C Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor C Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor C Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from a Fund on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor C Shares; (v) arranging for bank wires; and
(vi) providing general shareholder liaison services.


Nations Funds may suspend or reduce payments under the Investor C Servicing Plan at any time, and payments are subject to the continuation of the Investor C Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Investor C Servicing Plan.



Nations Funds understands that Agents may charge fees to their Customers who are the owners of Investor Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of a Fund during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed 0.75% of the offering price per share on all sales of Investor C Shares as an expense of Stephens or for which Stephens may be reimbursed under the Distribution Plan or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.

In addition, Stephens has established a non-cash compensation program pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

   How The Funds Value Their Shares


The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees or Directors.

   How Dividends And Distributions Are
   Made; Tax Information

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared daily and paid monthly by the Funds. The Funds' net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.


The net asset value of Investor C Shares will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Certain Selling and Servicing Agents may provide for the reinvestment of dividends in the form of additional Investor Shares of the same class in the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the month or quarter to which the dividend relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor C Shares.


TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Code. Such qualification relieves a Fund of liability for Federal income tax on amounts distributed in accordance with the Code.

The Funds intend to distribute substantially all of their investment company taxable income and net tax-exempt income each taxable year. Distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or rein-vested in additional shares. (Federal income tax for distributions to an IRA are generally deferred under the Code.) Corporate investors may be entitled to the dividends-received deduction on a portion of the dividends from those Funds investing in the stock of domestic corporations.

Substantially all of the Funds' net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not exempt from Federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Funds' shares and whether such gains are received in cash or reinvested in additional shares.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may be subject to state and local taxes.

Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.


The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAIs.

   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and this SAI contains more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current mar-ket interest rates and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.

Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations.

A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds. For additional information concerning mortgage-backed securities, see the related SAI.


Mortgage-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow thereby lengthening duration and potentially reducing the value of these securities. The debt securities held by the Funds also may be subject to credit risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Any such defaults or adverse changes in an issuer's financial condition or credit rating may adversely affect the value of the Funds' portfolio investments and, hence, the value of your investment in the corresponding Fund.


NON-MORTGAGE ASSET-BACKED SECURITIES: Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obliga-tions may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.


BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Each Fund will limit its investments in bank obligations so they do not exceed 25% of its total assets at the time of purchase.


U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations), and other foreign obligations involve special investment risk, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, certain of the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Funds only enter into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks.

Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: Each Fund may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.


FIXED INCOME INVESTING: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.


FOREIGN CURRENCY TRANSACTIONS: Each Fund may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.


Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when such Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, a Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of such Fund and the flexibility of such Fund to purchase additional securities. Although forward contracts will be used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.



FOREIGN SECURITIES: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.



FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: Each Fund may attempt to reduce the overall level of investment risk of particular securities and attempt to protect such Funds against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.


The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAIs.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities.

If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

LOWER-RATED DEBT SECURITIES: Nations Diversified Income Fund may invest in lower-rated debt securities. Lower-rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing. Each Fund that may invest in lower-rated debt securities intends to limit their investments in lower-quality debt securities to 35% of assets.

The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Boards, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and a Fund's ability to dispose of these lower-rated bonds.

The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic down-turn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.

MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases," and units of participation in trusts holding pools of tax exempt leases. Such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.



Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal securities. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified municipal securities at a specified price. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in municipal securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.



OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.



REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.



SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.


STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: The Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.


VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest.



WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description Of Ratings

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


The following summarizes the three highest rating categories used by Fitch for short-term obligations, each of which denotes securities that are investment grade:


     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

The following summarizes the four highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in busi-ness, economic or financial conditions may lead to increased investment risk.

     BBB -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the three highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.

     A1 -- Obligations supported by the highest capacity for timely repayment.

     A2 -- Obligations supported by a good capacity for timely repayment.

Prospectus


                                  INVESTOR C SHARES
                                     AUGUST 1, 1997



This Prospectus describes four equity
portfolios -- NATIONS INTERNATIONAL EQUITY FUND,
NATIONS INTERNATIONAL GROWTH FUND, NATIONS EMERGING
MARKETS FUND and NATIONS PACIFIC GROWTH FUND -- and one bond portfolio -- NATIONS GLOBAL GOVERNMENT
INCOME FUND (each, a "Fund") -- of Nations Fund,
Inc. and Nations Fund Portfolios, Inc. ("Nations
Portfolios"), each an open-end management investment company in the Nations Funds Family
("Nations Funds" or "Nations Funds Family"). This
Prospectus describes one class of shares of each Fund -- Investor C Shares.



This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Investor C Shares should consider before investing. Investors should read this Prospectus and retain it for future reference.
Additional information about Nations Fund, Inc. and
Nations Portfolios is contained in separate
Statements of Additional Information (the "SAIs"), that have been filed with the Securities and Exchange Commission (the "SEC") and are available upon request without charge by writing or calling
Nations Funds at its address or telephone number shown below. The SAIs for Nations Fund, Inc. and
Nations Portfolios, each dated August 1, 1997, are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. Gartmore Global
Partners ("Gartmore") is investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or Gartmore as the context may require.
SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.


NF-96143-897

                                                     Nations International
                                                     Equity Fund


                                                     Nations International
                                                     Growth Fund

                                                     Nations Emerging
                                                     Markets Fund

                                                     Nations Pacific
                                                     Growth Fund

                                                     Nations Global
                                                     Government Income Fund

                                                     For Fund information call:
                                                     1-800-321-7854
                                                     Nations Funds
                                                     c/o Stephens Inc.
                                                     One NationsBank Plaza
                                                     33rd Floor
                                                     Charlotte, NC 28255

                                                     (Nations Funds logo
                                                     appears here)

                             Table  Of  Contents

About The Funds

                             Prospectus Summary                                3

                             Expenses Summary                                  4

                             Financial Highlights                              5

                             Objectives                                        9

                             How Objectives Are Pursued                       10

                             How Performance Is Shown                         16


                             How The Funds Are Managed                        19


                             Organization And History                         23


About Your Investment

                             How To Buy Shares                                24


                             How To Redeem Shares                             26


                             How To Exchange Shares                           27


                             Shareholder Servicing And Distribution Plans     28


                             How The Funds Value Their Shares                 30



                             How Dividends And Distributions Are Made;
                             Tax Information                                  30


                             Appendix A -- Portfolio Securities               32


                             Appendix B -- Description Of Ratings             37




                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING
                             BEEN AUTHORIZED BY NATIONS FUNDS OR ITS
                             DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANIES: Open-end management investment companies.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:

         (Bullet) Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.


         (Bullet) Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.


         (Bullet) Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

         (Bullet) Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

         (Bullet) Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.


(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. Gartmore Global Partners provides sub-advisory services to the Funds. See "How The Funds Are Managed."



(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations International Equity, Nations
         Emerging Markets and Nations Pacific Growth Funds declare and pay dividends from net investment income each calendar quarter and Nations Global Government Income Fund declares dividends daily and pays them monthly. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.


(Bullet) RISK FACTORS: The Funds are designed for long-term investors seeking international diversification and who are willing to bear the risks associated with international investing, such as foreign currency fluctuations and economic and political risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Special Risk Considerations Relevant to an Investment in the Funds."

(Bullet) MINIMUM PURCHASE. $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors: $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction -- Individual Retirement Accounts. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."

   Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Investor C Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.

INVESTOR C SHARES

                                                      Nations            Nations
                                                   International      International    Nations Emerging    Nations Pacific
                                                    Equity Fund        Growth Fund       Markets Fund        Growth Fund
SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases                           None               None               None               None
Deferred Sales Charge (as a percentage of the
  lower of the original purchase price or
  redemption proceeds)(1)                                 None               None               None               None

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)

Management Fees                                            .90%               .90%              1.10%               .90%
Rule 12b-1 Fees (After Fee Waivers)                        .75%               .75%               .75%               .75%
Shareholder Servicing Fees                                 .25%               .25%               .25%               .25%
Other Expenses                                             .26%               .22%               .64%               .52%
Total Operating Expenses (After Fee Waivers)              2.16%              2.12%              2.74%              2.42%

                                                  Nations Global
                                                    Government
                                                    Income Fund
SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases                           None
Deferred Sales Charge (as a percentage of the
  lower of the original purchase price or
  redemption proceeds)(1)                                 None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fees                                            .70%
Rule 12b-1 Fees (After Fee Waivers)                        .60%
Shareholder Servicing Fees                                 .25%
Other Expenses                                             .56%
Total Operating Expenses (After Fee Waivers)              2.11%



(1) Investor C Shares purchased prior to August 1, 1997 will continue to be subject to the .50% Deferred Sales Charge applicable at the time of
    purchase.     See "How To Redeem Shares -- Contingent Deferred Sales
    Charge."


EXAMPLES:


You would pay the following expenses on a $1,000 investment in Investor C Shares of the Funds assuming (1) a 5% annual return and (2) redemption at the end of each time period.


                                                      Nations            Nations            Nations            Nations
                                                   International      International    Emerging Markets    Pacific Growth
                                                    Equity Fund        Growth Fund           Fund               Fund

1 Year                                               $      22          $      22          $      28          $      25
3 Years                                              $      68          $      66          $      85          $      75
5 Years                                              $     116          $     114          $     145          $     129
10 Years                                             $     249          $     245          $     307          $     276

                                                  Nations Global
                                                    Government
                                                    Income Fund
1 Year                                               $      21
3 Years                                              $      66
5 Years                                              $     113
10 Years                                             $     244

The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor C Shares of the Funds will bear either directly or indirectly. The figures in the above tables are based on amounts incurred during the Funds' most recent fiscal year and have been adjusted as necessary to reflect current service provider fees and waivers. Long-term shareholders of the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plans."



Absent fee waivers, "Rule 12b-1 Fees" and "Total Operating Expenses" for Investor C Shares of Nations Global Government Income Fund would have been .75% and 2.26%, respectively.


THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

   Financial Highlights


The financial information on the following pages has been derived from the audited financial statements of Nations Fund, Inc. and Nations Portfolios. Price Waterhouse LLP is the independent accountant to Nations Fund, Inc. and Nations Portfolios. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund, Inc. and Nations Portfolios accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. For more information see "Organization And History." Shareholders of the Funds will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent accountant. Financial Highlights for Investor C Shares of Nations International Growth Fund are not provided below because such Fund's share class had not yet commenced operation during the period indicated below.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS INTERNATIONAL EQUITY FUND

                                           YEAR              PERIOD               YEAR                 YEAR
                                           ENDED              ENDED               ENDED                ENDED
INVESTOR C SHARES                        03/31/97#        03/31/96(a)#          05/31/95#            05/31/94#
Operating performance:
Net asset value, beginning of
  period                                 $   13.13          $   11.45           $   11.86            $   10.49
Net investment income/(loss)                  0.02              (0.03)               0.02                (0.03)
Net realized and unrealized
  gain/(loss) on investments                  0.10               1.75               (0.21)                1.43
Net increase/(decrease) in net
  asset value from operations                 0.12               1.72               (0.19)                1.40
Distributions:
Dividends from net investment
  income                                     (0.06)                --                  --                (0.01)
Distributions in excess of net
  investment income                          (0.00)**           (0.02)                 --                   --
Distributions from net realized
  capital gains                              (0.42)             (0.02)              (0.12)               (0.02)
Distributions in excess of net
  realized capital gains                     (0.03)                --               (0.10)                  --
Total dividends and distributions            (0.51)             (0.04)              (0.22)               (0.03)
Net asset value, end of period           $   12.74          $   13.13           $   11.45            $   11.86
Total return++                                0.77%             15.09%              (1.56)%              13.21%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                                 $     988          $     652           $     495            $     339
Ratio of operating expenses to
  average net assets                          1.66%              2.09%+              2.03%                2.17%
Ratio of net investment
  income/(loss) to average net
  assets                                      0.12%             (0.27)%+             0.17%               (0.25)%
Portfolio turnover rate                         36%                26%                 92%                  39%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                                --               2.10%+              2.04%                2.18%
Net investment income/(loss) per
  share without waivers and/or
  expense reimbursements                        --          $   (0.03)          $    0.02            $   (0.03)
Average commission rate paid (b)         $  0.0279          $  0.0272                  --                   --

                                          PERIOD
                                           ENDED
INVESTOR C SHARES                       05/31/93*#
Operating performance:
Net asset value, beginning of
  period                                 $   10.10
Net investment income/(loss)                  0.00**
Net realized and unrealized
  gain/(loss) on investments                  0.48
Net increase/(decrease) in net
  asset value from operations                 0.48
Distributions:
Dividends from net investment
  income                                     (0.07)
Distributions in excess of net
  investment income                             --
Distributions from net realized
  capital gains                              (0.02)
Distributions in excess of net
  realized capital gains                        --
Total dividends and distributions            (0.09)
Net asset value, end of period           $   10.49
Total return++                                4.97%
Ratios to average net
  assets/supplemental data:
Net assets, end of period (in
  000's)                                 $     200
Ratio of operating expenses to
  average net assets                          2.30%+
Ratio of net investment
  income/(loss) to average net
  assets                                      0.03%+
Portfolio turnover rate                         41%
Ratio of operating expenses to
  average net assets without
  waivers and/or expense
  reimbursements                              2.32%+
Net investment income/(loss) per
  share without waivers and/or
  expense reimbursements                 $    0.00**
Average commission rate paid (b)                --


 * Nations International Equity Fund Investor C Shares commenced operations on June 17, 1992.
** Amount represents less than $0.01 per share.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
(b) Average commission rate paid per shares of securities purchased and sold by the Fund.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD

NATIONS EMERGING MARKETS FUND


                                                                                            YEAR              PERIOD
                                                                                            ENDED              ENDED
INVESTOR C SHARES                                                                         03/31/97#         03/31/96*#
Operating Performance:
Net asset value, beginning of period                                                      $   10.27          $   10.00
Net investment income/(loss)                                                                  (0.04)             (0.10)
Net realized and unrealized gain/(loss) on investments                                         1.20               0.37
Net increase/(decrease) in net asset value from operations                                     1.16               0.27
Dividends from net investment income                                                          (0.01)                --
Distributions in excess of net investment income                                              (0.02)                --
Distributions from net realized capital gains                                                 (0.06)                --
Total dividends and distributions                                                             (0.09)                --
Net asset value, end of period                                                            $   11.34          $   10.27
Total return++                                                                                11.34%              2.70%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                      $     226          $      23
Ratio of operating expenses to average net assets                                              2.24%              3.02%+
Ratio of net investment income to average net assets                                          (0.37)%            (1.27)%+
Portfolio turnover rate                                                                          31%                17%
Average commission rate paid (a)                                                          $  0.0003          $  0.0004


  * Nations Emerging Markets Fund Investor C Shares commenced operations on June 30, 1995.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.
 (a) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD

NATIONS PACIFIC GROWTH FUND


                                                                                            YEAR              PERIOD
                                                                                            ENDED              ENDED
INVESTOR C SHARES                                                                         03/31/97          03/31/96*#
Operating Performance:
Net asset value, beginning of period                                                      $   10.20          $   10.00
Net investment income/(loss)                                                                   0.00**            (0.09)
Net realized and unrealized gain/(loss) on investments                                         0.14               0.29
Net increase/(decrease) in net asset value from operation                                      0.14               0.20
Dividends from net investment income                                                             --                 --
Distributions in excess of net investment income                                                 --                 --
Distributions from net realized capital gains                                                    --                 --
Distributions in excess of net realized capital gains                                            --                 --
Total dividends and distributions                                                                --                 --
Net asset value, end of period                                                            $   10.34          $   10.20
Total return++                                                                                 1.57%              2.00%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                      $     102          $      60
Ratio of operating expenses to average net assets                                              1.92%              2.65%+
Ratio of net investment income/(loss) to average net assets                                   (0.11)%            (1.16)%+
Portfolio turnover rate                                                                          78%                23%
Average commission rate paid (b)                                                          $  0.0126          $  0.0178


  * Nations Pacific Growth Fund Investor C Shares commenced operations on June 30, 1995.

 ** Amount represents less than $0.01 per share.

  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD

NATIONS GLOBAL GOVERNMENT INCOME FUND


                                                                                                 YEAR            PERIOD
                                                                                                 ENDED            ENDED
INVESTOR C SHARES                                                                              03/31/97#        03/31/96*
Operating Performance:
Net asset value, beginning of period                                                           $   10.07        $   10.00
Net investment income                                                                               0.42             0.33
Net realized and unrealized gain/(loss) on investments                                             (0.03)            0.11
Net increase in net asset value from operations                                                     0.39             0.44
Distributions:
Dividends from net investment income                                                               (0.42)           (0.31)
Distributions in excess of net investment income                                                   (0.09)           (0.02)
Distributions from net realized capital gains                                                      (0.16)           (0.04)
Total dividends and distributions                                                                  (0.67)           (0.37)
Net asset value, end of period                                                                 $    9.79        $   10.07
Total return++                                                                                      3.73%            4.40%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                           $       9        $       9
Ratio of operating expenses to average net assets                                                   1.76%            2.16%+
Ratio of net investment income to average net assets                                                4.10%            4.33%+
Portfolio turnover rate                                                                              100%             213%


  * Nations Global Government Income Fund Investor C Shares commenced operations on June 30, 1995.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.

   Objectives

NATIONS INTERNATIONAL EQUITY FUND: Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.


NATIONS INTERNATIONAL GROWTH FUND: Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.


NATIONS EMERGING MARKETS FUND: Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

NATIONS PACIFIC GROWTH FUND: Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

NATIONS GLOBAL GOVERNMENT INCOME FUND: Nations Global Government Income Fund's investment objective is to seek total return by investing primarily in high quality debt securities issued by governments, banks and supranational entities located throughout the world.

Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of the Funds will fluctuate based on market conditions. Therefore, investors should not rely upon the Funds for short-term financial needs, nor are the Funds meant to provide a vehicle for participating in short-term swings in the stock market.

   How Objectives Are Pursued

NATIONS INTERNATIONAL EQUITY FUND: The Fund intends to diversify investments broadly among countries and normally to invest in securities representing at least three different countries. The Fund may invest in companies in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in companies in one or two countries.

In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks; bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.

The Fund also may invest in American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depository Receipts ("EDRs"), American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers, securities of foreign investment funds or trusts and real estate investment trust securities.

The Fund also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return and forward foreign exchange contracts; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission (the "CFTC") and options thereon for market risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund may invest in restricted, private placement and other illiquid securities, repurchase agreements, and securities issued by other investment companies, consistent with the Fund's investment objective and policies. See "Appendix A" for additional information concerning the investment practices of the Fund.


NATIONS INTERNATIONAL GROWTH FUND: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in foreign equity securities listed on major exchanges, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. The Fund may purchase the stock of small-, mid- and large-capitalization companies.



The Fund may invest up to 35% of its total assets in securities of issuers domiciled in developing countries. These countries are generally located in Eastern Europe, the Asia-Pacific region, Latin and South America, Africa and, subject to approval by the Board of Directors, the former Soviet Union and the Middle East. Debt securities, if any, purchased by the Fund will be rated in the top two categories by a nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations (such as the International Bank for Reconstruction and Development (the "World Bank")), and money market instruments.



The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. For more information concerning these and other permissible Fund investments, see "Appendix A".



The Fund may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk-management. The Fund also may lend its portfolio securities to qualified institutional investors and may invest in restricted, private placement and other illiquid securities. Additionally, the Fund may invest in ADRs, GDRs, EDRs and ADSs, as well as purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies.



For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" for additional information concerning the investment practices of the Fund.


NATIONS EMERGING MARKETS FUND: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in equity securities of companies in emerging markets.


The Fund considers countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the World Bank; and (iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.


Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.

A company will be considered in a country, market or region if it conducts its principal business activities in the country, market or region. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its assets situated in such country, market or region.

Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, GDRs, EDRs, and ADSs of such issuers.

The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see

"Special Risk Considerations Relevant to an Investment in the Funds," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

The Fund also may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return and forward foreign exchange contracts; and U.S. and foreign exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund may invest in restricted, private placement and other illiquid securities, repurchase agreements, and securities issued by other investment companies, consistent with the Fund's investment objective and policies.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" for additional information concerning the investment practices of the Fund.

NATIONS PACIFIC GROWTH FUND: The Fund seeks to achieve its objective by investing primarily in securities of issuers in the regions known as the Pacific Basin and the Far East. An issuer will be considered in a region if it conducts its principal business activities in the region. An issuer will be considered to conduct its principal business activities in a region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such region or has at least 50% of its assets situated in such region. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers in Japan.

The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.

In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.

The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Funds," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

The Fund may invest in ADRs, GDRs, EDRs and ADSs. The Fund also may invest in certain speci-fied derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return and forward foreign exchange contracts; and U.S. and foreign exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund may invest in restricted, private placement and other illiquid securities, repurchase agreements, and securities issued by other investment companies, consistent with the Fund's investment objective and policies.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" for additional information concerning the investment practices of the Fund.

NATIONS GLOBAL GOVERNMENT INCOME FUND: In seeking to achieve its investment objective, the Fund will invest under normal market conditions at least 65% of its total assets in debt securities issued or guaranteed by U.S. or foreign governments (including states, provinces and municipalities) or their agencies, instrumentalities or subdivisions ("Government Securities"). Except for temporary defensive purposes, the Fund will concentrate its investments in foreign Government Securities. Concentration in this context means the investment of more than 25% of the Fund's total assets in such securities. The Fund may invest in the debt securities of any type of issuer, including corporations, banks and supranational entities.

The Fund, under normal market conditions, will invest in at least three different countries. These countries may include the U.S., the countries of Western Europe, Japan, Australia, New Zealand and Canada. If the Fund invests a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the Funds," below. Because the Fund intends to invest a large portion of its assets in foreign Government Securities, the Fund is a "non-diversified" investment company for purposes of the Investment Company Act of 1940 (the "1940 Act"). The Fund may invest in securities of issuers located in any region or country and that are denominated in any currency.

The Fund is managed in accordance with an overall global investment strategy which means that Fund investments are allocated among securities denominated in U.S. dollars and the currencies of a number of foreign countries. The Fund's exposure to various countries and currencies will vary in accordance with the Adviser's assessment of the relative yield and appreciation of such securities. Fundamental economic strength, credit quality and interest rate trends are the principal factors considered by the Adviser in determining whether to increase or decrease the emphasis placed upon a particular country or particular type of security within the Fund's investment portfolio.

Under normal market conditions, the Fund intends to invest primarily in securities rated "A" or better at the time of purchase by Moody's or S&P and unrated securities that, at the time of purchase will be determined to be of comparable quality by the Adviser. The Fund also may invest in securities rated "Baa" by Moody's or "BBB" by S&P, but does not, as a general matter, intend to invest more than 10% of its total assets in such securities. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such event in determining whether the Fund should continue to hold the obligation. In no event will the Fund hold more than 5% of its total net assets in securities rated below investment grade. See "Appendix B" below for a description of these rating designations. The Adviser expects that the Fund's dollar-weighted average maturity will not be greater than 15 years under normal market conditions.

Supranational entities are international organizations jointly operated by multiple sovereign governments including, for example, the World Bank, the European Coal and Steel Community, the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Supranational entities generally have no taxing authority and are dependent upon their members for the funds necessary to pay principal and interest on their debt obligations.

The Fund also may invest in money market instruments and certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return and forward foreign exchange contracts; and U.S. and foreign exchange-traded financial futures approved by the CFTC and options thereon for market exposure risk management. The Fund may lend its portfolio securities to qualified institutional investors. The Fund may invest in restricted, private placement and other illiquid securities, repurchase agreements, and securities issued by other investment companies, consistent with the Fund's investment objective and policies.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments. See "Appendix A" for additional information concerning the investment practices of the Fund.

SPECIAL RISK CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE FUNDS: Investors should understand and consider carefully the special risks involved in foreign investing. In addition, each Fund presents unique risks of which investors should be aware.

Investors in Nations International Equity Fund should be aware that the Fund may, from time to time, invest up to 5% of its total assets in securities of companies located in Eastern Europe. Economic and political reforms in this region are still in their infancy. As a result, investment in such countries would be highly speculative and could result in losses to the Fund and, thus, to its shareholders.

Investors in the Nations Pacific Growth Fund should understand and consider carefully the special risks involved in investing in the Pacific Basin and Far East. Countries in the Pacific Basin and Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties.

The same is true, but even more so, for the emerging market countries in which Nations Emerging Markets Fund invests. Although the Fund believes that its investments present the possibility for significant growth over the long term, they also entail significant risks. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid.


The above risk considerations are also relevant to an investment in Nations International Growth Fund.


Nations Global Government Income Fund's yield and share price will change based on changes in domestic or foreign interest rates and in an issuer's creditworthiness. In general, bond prices rise when interest rates fall, and vice versa.


Moreover, for each of the Funds, investing in securities denominated in foreign currencies and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunities and risks not typically associated with investing in U.S. dollar-denominated securities. Additionally, changes in the value of foreign currencies can significantly affect a Fund's share price. General economic and political factors in the various world markets also can impact a Fund's share price.


The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also higher than the typical domestic equity mutual fund.

Risks unique to international investing include: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in United States markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war;
(7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States. These risks often are heightened for investments in emerging or developing countries.


PORTFOLIO TURNOVER: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. For the Funds' portfolio turnover rates, see "Financial Highlights." If a Fund's portfolio turnover rate exceeds 100%, it may result in higher costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gains tax consequences. While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate will not exceed 100% for Nations International Growth Fund.


INVESTMENT LIMITATIONS: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of a Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in each Fund's respective SAI.

Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of a Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply (a) with respect to the Nations Global Government Income Fund, to investments in foreign Government Securities; and (b) to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.


3. Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund may not:


Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

Nations Global Government Income Fund may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of such Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.


4. Nations International Growth Fund may not borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while such Fund has borrowings outstanding in an amount exceeding 5% of its total assets.



The investment objective and policies of each Fund, unless otherwise specified, may be changed without shareholder approval. Shareholders of Nations International Growth Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current positions and needs.



In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.


   How Performance Is Shown

From time to time the Funds may advertise the total return and yield on a class of shares. BOTH TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of the Funds may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return on a class of shares over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment (reflecting the deduction of any applicable contingent deferred sales charge ("CDSC")), assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods or may not reflect a deduction of any applicable CDSC.

"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period. The yield on a class of shares does not reflect deduction of any applicable CDSC.


Set forth below is certain performance data for the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite, reflecting the performance of private accounts, including U.K. authorized unit trusts, managed by Gartmore plc, as defined below. The performance data for these accounts is deemed relevant because the Pacific Ex-Japan Composite, the Emerging Markets Composite and the Global Government Bond Ex-U.K. Composite have investment objectives, policies and restrictions that are substantially similar to those of Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. There is substantial continuity between the portfolio managers of Gartmore plc who were responsible for managing those accounts and the portfolio managers of Gartmore who are responsible for managing Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund, respectively. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF GARTMORE OR THE FUNDS.

PACIFIC EX-JAPAN COMPOSITE



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                     One Year       Two Years     Three Years    Four Years

Pacific Ex-Japan
 Composite               3.95%          8.44%          7.79%         17.11%
Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Index(diamond)    -2.44%          8.58%          7.08%         15.62%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                                                                Since
                                                              Inception
                    Five Years    Six Years    Seven Years     (1/1/88)
Pacific Ex-Japan
 Composite              18.84%        18.08%        14.79%        20.42%
Morgan Stanley
 Capital Int'l.
 Combined
 Far East
 (Ex-Japan)
 Free Index(diamond)    16.69%        16.61%        15.77%        19.02%



ANNUAL TOTAL RETURNS*



                                            Morgan Stanley
                                               Capital
                                            International
                           Pacific        Combined Far East
                           Ex-Japan           (Ex-Japan)
                          Composite       Free Index(diamond)
1988                           11.9%               30.0%
1989                          58.40%               32.1%
1990                            0.0%               -6.5%
1991                           22.1%               31.0%
1992                           22.9%               21.8%
1993                          110.0%              103.4%
1994                          -13.9%              -17.5%
1995                            4.0%                8.8%
1996                           13.5                11.1



 * The average annual total returns and annual total returns are net of fees. The fees for these accounts were 1% per annum until September 30, 1988, and 1.5% per annum thereafter. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



(diamond) The Morgan Stanley Capital International Combined Far East (Ex-Japan)
          Free Index is a capitalization-weighted index that tracks 7 countries and represents only those securities that are available for investment by international investors; many issues are still restricted to domestic investors in certain Pacific Basin countries.



EMERGING MARKETS COMPOSITE
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                                                                 Four Years
                                                                   Since
                                                                 Inception
                     One Year       Two Years     Three Years      1/1/93
Emerging Markets
 Composite               16.2%          11.1%          -1.8%          10.2%
IFC Investables
 Index(diamond)          11.4%          13.4%           3.1%         13.39%



ANNUAL TOTAL RETURNS*



                           Emerging
                            Markets          IFC Investables
                           Composite          Index(diamond)
1993                           76.5%                79.6%
1994                          -19.0%               -12.0%
1995                          -11.3%                -8.5%
1996                           13.0%                 9.4%



 * The average annual total returns and annual total returns have been calculated since inception (1/1/93) and are net of fees. The fees for these accounts were 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



(diamond) The IFC Investables Index includes over 1,100 stocks representing 27 stock markets in developing countries, and reflects the accessibility of markets and individual stocks for foreign ownership.

GLOBAL GOVERNMENT BOND
EX-U.K. COMPOSITE
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                     One Year           Two Years          Three Years
Global
 Government
 Bond
 Ex-U.K.
 Composite**             -1.2%               4.4%                6.1%
J.P. Morgan
 Global
 Government
 Bonds Index(diamond)     1.0%               3.9%                6.5%



AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED THROUGH MARCH 31, 1997*



                                                                Since
                                                              Inception
                       Four Years          Five Years          10/1/90
Global Government
 Bond Ex-U.K.
 Composite**                6.2%                8.4%             10.31%
J.P. Morgan
 Global
 Government Bonds
 Index(diamond)             6.5%                7.9%              8.97%



ANNUAL TOTAL RETURNS*



                            Global             J.P. Morgan
                          Government             Global
                         Bond Ex-U.K.          Government
                           Composite       Bonds Index(diamond)
1991                           20.8%                16.0%
1992                            4.8%                 5.2%
1993                           15.0%                11.6%
1994                           -0.9%                 1.5%
1995                           22.8%                19.6%
1996                            0.6%                 3.5%



 * The average annual total returns and annual total returns have been calculated since inception (10/1/90) and are net of fees. The fees on these accounts varied by contractual agreement and have been assumed to be 1.5% per annum. The accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the accounts.



** The accounts of the Global Government Bond Ex-U.K. Composite do not invest in securities of U.K. issuers, which are permissible investments for Nations Global Government Income Fund. However, inclusion of such securities, to the extent of their representation in the J.P. Morgan Global Government Bond Index, would not have materially affected their total returns.



(diamond) The J.P. Morgan Global Government Bonds Index is a capitalization-weighted index that tracks government bonds issued in 13 countries located in the United States, Europe and the Far East.



Set forth below is the average annual total return and annual total return for Nations International Equity Fund for the periods ending March 31, 1997:



NATIONS INTERNATIONAL
EQUITY FUND
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
INDICATED THROUGH MARCH 31, 1997



                                                                   Since
                                                                 Inception
                     One Year      Three Years    Five Years    on 12/2/91
Nations
 International
 Equity Fund             1.32%          6.23%          8.24%         7.10%
Morgan Stanley
 Capital
 International
 EAFE Index(diamond)     1.46%          6.53%         10.57%         6.01%



ANNUAL TOTAL RETURNS



                                              Morgan Stanley
                              Nations             Capital
                           International       International
                            Equity Fund     EAFE Index(diamond)
1992                              -8.6%             -12.2%
1993                             27.21%              32.6%
1994                               2.6%               7.8%
1995                               8.5%              11.2%
1996                               8.5%               6.1%



(diamond) The Morgan Stanley Capital International EAFE Index represents an unmanaged index used to portray the pattern of common stock price movement in Europe, Australia and the Far East.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Funds' portfolios and the Funds' operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing the Funds' investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor C Shares, the Funds offer Primary A, Primary B, Investor A and Investor B Shares (formerly Investor N Shares). Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of the Funds' shares. Any quotation of total return or yield not reflecting CDSCs would be reduced if such sales charges were reflected. Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's selling agent or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


   How The Funds Are Managed

The business and affairs of Nations Fund, Inc. and Nations Portfolios are managed under the direction of their respective Boards of Directors. Nations Fund, Inc.'s and Nations Portfolios' SAIs contain the names of and general background information concerning each Director of Nations Fund, Inc. and Nations Portfolios.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds pursuant to sub-advisory agreements. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited an indirect, wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a UK company which is the holding company for a leading UK-based international fund management group of companies. National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore plc.



Subject to the general supervision of Nations Fund, Inc.'s and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in the Funds, if the Adviser believes that the quality of the transaction and the commis-sion are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .90% of each of Nations International Equity Fund's, Nations International Growth Fund's and Nations Pacific Growth Fund's average daily net assets; 1.10% of Nations Emerging Markets Fund's average daily net assets, and .70% of Nations Global Government Income Fund's average daily net assets.



For services provided and expenses assumed pursuant to a sub-advisory agreement, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rate of .70% of Nations International Equity Fund's average daily net assets; .85% of Nations Emerging Markets Fund's average daily net assets; .70% of Nations Pacific Growth Fund's average daily net assets; and
 .54% of Nations Global Government Income Fund's average daily net assets. For services provided and expenses assumed, Gartmore is entitled to receive from NBAI sub-advisory fees, computed daily and paid monthly, at the annual rate of
 .40% of Nations International Growth Fund's average daily net assets up to and including $325,000,000 in assets and .25% on assets in excess of $325,000,000. As of the date of this prospectus, the Board of Directors has approved, and recommended to shareholders that they approve, an increase in the fees to be paid by NBAI to Gartmore to .70% of Nations International Growth Fund's average daily net assets. This increase will be implemented as soon as practicable following receipt of shareholder approval.


From time to time, NBAI (and/or Gartmore) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.


For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Fund's average daily net assets:
Nations International Equity Fund -- .90%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Fund's average daily net assets:
Nations Emerging Markets Fund -- 1.10%, Nations Pacific Growth Fund -- .90% and Nations Global Government Income Fund -- .70%.



For the fiscal period from September 1, 1996 to May 16, 1997, after waivers, the Pilot Funds paid Boatmen's Trust Company, under a previous investment advisory agreement, advisory fees at the rate of .48% of Nations International Growth Fund's (formerly the Pilot International Equity Fund) average daily net assets. During the same period, after waivers, the Pilot Funds paid Kleinwort Benson Investment Management Americas Inc., under a previous sub-advisory agreement, sub-advisory fees at the rate of .32% of Nations International Growth Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid Gartmore under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- .85%, Nations Pacific Growth Fund -- .70%, Nations Global Government Income Fund -- .54% and Nations International Equity
Fund -- .70%.


Philip Ehrmann is Principal Portfolio Manager of Nations Emerging Markets Fund and is the Head of the Gartmore Emerging Markets Team. He has been the Portfolio Manager for the Fund since 1995. Prior to joining Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.

Mark Rimmer is Principal Portfolio Manager of the Nations Global Government Income Fund and has been the Portfolio Manager since the Fund's inception. He has been associated with Gartmore since 1990 as an International Fixed Income Fund Manager. Previously, Mr. Rimmer managed multi-currency funds for institutional clients at Gulf International Bank in Bahrain, and prior to that he was a senior trader for Sumitomo Finance International, London. He graduated from Cambridge University with a degree in Economics.

Seok Teoh is Principal Portfolio Manager of Nations Pacific Growth Fund and has been the Portfolio Manager since the Fund's inception. She has been associated with Gartmore since 1990 as the London based manager on its Far East Team. Previously, Ms. Teoh managed Far East equities for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh, who is a native of Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.

Stephen Watson is Principal Portfolio Manager of Nations International Equity Fund and has been the Portfolio Manager since February, 1995. He joined Gartmore as a Global Fund Manager in 1993 and currently holds the position of Head of the International and Global Portfolio Team. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manager for international clients. From 1980 to 1987 he was associated with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Montagu. Mr. Watson is a member of the Securities Institute.


Brian O'Neill is the Principal Senior Investment Manager of the Gartmore Global Portfolio Team and has been the Portfolio Manager of Nations International Growth Fund since July, 1997. Mr. O'Neill joined Gartmore as a Senior Investment Manager on the Global Portfolio Team in 1981 with responsibility for a variety of specialized global funds, including resource funds. Mr. O'Neill began his career with Royal Insurance in 1970 as an investment analyst specializing in United Kingdom research. He then expanded his field of expertise to include management of global equities, and in 1978 he moved to Antony Gibbs & Sons where he was appointed as a fund manager, specializing in global equities. Mr. O'Neill graduated from Glasgow University in 1969 with a MA Honours degree in Political Economy.



Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the various Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.



First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Funds pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, First

Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine the net asset value per share and dividends of each class of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds.


For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Fund's average daily net assets: Nations International Equity Fund -- .10%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Portfolios paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets
Fund -- .10%, Nations Pacific Growth Fund -- .10% and Nations Global Government Income Fund -- .10%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor Shares of the Funds. See "Shareholder Servicing And Distribution Plans."



Bank of New York (the "Custodian"), Avenue des Arts, 35 1040 Brussels, Belgium, serves as Custodian for the assets of the Funds.


First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor C Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.


Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.



EXPENSES: The accrued expenses of the Funds, as well as certain expenses attributable to Investor C Shares, are deducted from accrued income before dividends are declared. Each Fund's expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; trustees' and directors' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; cost of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings, other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor C Shares may bear certain class specific expenses and also bear certain additional shareholder service and/or sales support costs. Any general expenses of Nations Fund, Inc. and/or Nations Portfolios that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund, Inc. and Nations Portfolios or in such other manner as the relevant Board of Directors deems appropriate.

   Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Portfolios, Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor C Shares of Nations International Equity Fund and Nations International Growth Fund of Nations Fund, Inc. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.



NATIONS PORTFOLIOS: Nations Portfolios was incorporated in Maryland on January 23, 1995. Nations Portfolios' fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 150,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor C Shares of Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund of Nations Portfolios. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Selling Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of cred-itors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Portfolios and, therefore, could be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Portfolios' SAI. It is anticipated that Nations Portfolios will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosure on two separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund, Inc. and Nations Portfolios have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment

   How To Buy Shares


The Funds have established various procedures for purchasing Investor C Shares in order to accommodate different investors. Purchase orders for Investor C Shares may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").


There is a minimum initial investment of $1,000, except that the minimum initial investment is:

(Bullet) $500 for IRA investors;

(Bullet) $250 for non-working spousal IRAs; and

(Bullet) $100 for investors participating on a monthly basis in the Systematic
         Investment Plan described below.


There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Account ("SAR-IRAs"), or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice.

The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.

Investor C Shares are purchased at net asset value per share. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").


The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor C Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.



Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor C Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.


EFFECTIVE TIME OF PURCHASES: Purchase orders for Investor C Shares of the Funds which are received by Stephens or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following receipt of the order. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.


The Agents are responsible for transmitting orders for purchases of Investor C Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.



SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Investor C Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.



TELEPHONE TRANSACTIONS: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

   How To Redeem Shares


Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent, less any applicable CDSC. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds. Except for any CDSC which may be applicable upon redemption of Investor C Shares, as described below, there is no redemption charge.


Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens or by the Transfer Agent. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.


Nations Funds may redeem a shareholder's Investor C Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of the Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor C Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers specified below, Investor C Shares purchased prior to August 1, 1997 may be subject to a CDSC equal to 0.50% of the lesser of the net asset value or the purchase price of the shares being redeemed if such shares are redeemed within one year of the date of purchase. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.


Solely for purposes of determining the period of time that has elapsed from the purchase of any Investor C Shares, all purchases are deemed to have been made on the trade date of the transaction. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.


The CDSC will be waived on redemptions of Investor C Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner), (ii) in connection with the following retirement plan distributions: (a) by qualified plans, (except in cases of plan level terminations); (b) distributions from an IRA following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA, and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to
Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor C shares held in the account is less than the minimum account size, (v) in connection with the combination of Nations Funds with any other registered investment company by merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.



REINSTATEMENT PRIVILEGE: Within 120 days after a redemption of Investor C Shares of a Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor C Shares of the same Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor C Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.



AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Funds if the value of the Investor C Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor C Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor C Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.


   How To Exchange Shares


The exchange feature enables a shareholder of Investor C Shares of a Nations Funds non-money market fund to acquire shares of the same class that are offered by another non-money market fund of Nations Funds or Daily Shares of any Nations Funds money market fund when he or she believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.



No CDSC will be imposed in connection with an exchange of Investor C Shares that meets the requirements discussed in this section. If a shareholder acquires Investor C Shares of a Nations Funds non-money market fund or Daily Shares of a Nations Funds money market fund through an exchange, the CDSC applicable to the original shares purchased will be applied to any redemption of the acquired shares. Additionally, when an investor exchanges Investor C Shares of a Nations Funds non-money market fund for shares of the same class of another non-money market fund or Daily Shares of any money market fund of Nations Funds, the remaining period of time (if any) that the CDSC is in effect will be computed from the time of the initial purchase of the previously held Investor C Shares.



The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



The Investor C Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is decribed below). Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling his/her Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Agent through which the original shares were purchased. An investor should consult his/her Agent or Stephens for further information regarding exchanges.


AUTOMATIC EXCHANGE FEATURE: Under the Funds' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one fund of Nations Funds to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or the last day of the applicable month. The shareholder must have an existing position in both funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, an investor should contact his/her Selling Agent or Nations Funds.


   Shareholder Servicing And Distribution
   Plans

Pursuant to Rule 12b-1 under the 1940 Act, the Directors have approved a Distribution Plan with respect to Investor C Shares of the Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares. Payments under the Investor C Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of the Funds' Investor C Shares.

The fees payable under the Distribution Plan are used (i) to compensate Selling Agents for providing sales support assistance relating to Investor C Shares,
(ii) to pay for promotional activities intended to result in the sale of Investor C Shares such as the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Distribution Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by Stephens to partially defray other expenses incurred by Stephens in distributing Investor C Shares. Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.


Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAIs for more details on the Distribution Plan.



The Directors also have approved a shareholder servicing plan ("Servicing Plan") for the Funds which permits the Funds to compensate Servicing Agents for services provided to their Customers that own Investor C Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed
 .25% of the average daily net asset value of the Funds' Investor C Shares.


The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor C Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor C Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor C Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services.


Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAIs for more details on the Servicing Plan.



Nations Funds understands that Agents may charge fees to their Customers who are the owners of Investor Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.



Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed .75% of the offering price per share on all sales of Investor C Shares as an expense of Stephens or for which Stephens may be reimbursed under the Distribution Plan or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.

In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

   How The Funds Value Their Shares


The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Directors.

   How Dividends And Distributions Are
   Made; Tax Information


DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid each calendar quarter by Nations International Equity Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund and are declared daily and paid monthly by Nations Global Government Income Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Investor C Shares of the Funds are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.



The net asset value of Investor C Shares will be reduced by the amount of any dividend or distribution. A dividend or distribution on newly purchased shares would therefore represent, in substance, a return of capital. However, such dividend or distribution would nevertheless be taxable. Certain Agents may provide for the reinvestment of dividends in the form of additional Investor C Shares of the same class in the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the month or quarter to which the dividend relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor C Shares.


TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Code. Such qualification relieves the Fund of liability for Federal income tax on amounts distributed in accordance with the Code.

Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an IRA are generally deferred under the Code.)

Corporate investors in the Funds may be eligible for the dividends-received deduction on the dividends (excluding the net capital gains dividends) paid by these Funds to the extent that a Fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the Fund shares paying the dividends upon which the deduction is based for at least 46 days.

Substantially all of the Funds' net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not exempt from Federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Funds' shares and whether such gains are received in cash or reinvested in additional shares.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may be subject to state and local taxes.

Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.



Portions of each Fund's investment income may be subject to foreign income taxes withheld at their source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Generally, if more than 50% of the value of the total assets of each of those Funds consists of securities of foreign issuers, it may elect to "pass through" to its shareholders these foreign taxes, if any. Upon such an election, each shareholder will be required to include his or her pro rata portion thereof in his or her gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit against U.S. income tax for such amount.


The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAIs.

   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.


BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Each Fund (except Nations International Growth Fund) will limit its investments in bank obligations so they do not exceed 25% of such Fund's total assets at the time of purchase.


U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations), and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.


BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.


COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

CONVERTIBLE SECURITIES, PREFERRED STOCK, AND WARRANTS: To the extent provided under "How Objectives Are Pursued," the Funds may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.

FIXED INCOME INVESTING: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.

FOREIGN CURRENCY TRANSACTIONS: To the extent provided under "How Objectives Are Pursued," the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, the Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.



FOREIGN SECURITIES: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on for-eign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs, in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS: To the extent provided under "How Objectives Are Pursued" the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed-income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAIs.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the appropriate Fund sells its shares. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice and illiquid restricted securities are subject to the limitation on illiquid securities.

If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with, or which were issued under Section 4(2) of the 1933 Act, Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Directors or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.


LOWER-RATED DEBT SECURITIES: Certain of the Funds may invest in lower-rated debt securities. Lower-rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing.



The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Boards, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities, and the Fund's ability to dispose of these lower-rated bonds.



The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.



Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.


MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.


OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.


REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.


REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.



SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.


STOCK INDEX, INTEREST RATE AND CURRENCY FUTURES CONTRACTS: The Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description Of Ratings

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and eco-nomic conditions than debt in higher-rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by Duff + Phelps Credit Rating Co.

("D&P") for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch Investors Service ("Fitch") for bonds, each of which denotes that the securities are investment grade:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

The following summarizes the three highest rating categories used by Fitch for short-term obligations, each of which denotes securities that are investment grade:

     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

The following summarizes the four highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the three highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.

     A1 -- Obligations supported by the highest capacity for timely repayment.

     A2 -- Obligations supported by a good capacity for timely repayment.

Prospectus


                                       DAILY SHARES
                                     AUGUST 1, 1997
This Prospectus describes the investment portfolios
(each a "Fund" and collectively, the "Money Market
Funds"), listed in the column to the right, of Nations Fund Trust and Nations Fund, Inc., each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations
Funds Family"). This Prospectus describes one class of shares of each Money Market Fund -- Daily Shares
(formerly named Investor D Shares).


EACH MONEY MARKET FUND SEEKS TO MAINTAIN A NET
ASSET VALUE OF $1.00 PER SHARE.

INVESTMENTS IN THE MONEY MARKET FUNDS ARE NEITHER
INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND
THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE
ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00
PER SHARE.


This Prospectus sets forth concisely the information about the Funds that a prospective purchaser of Daily Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about Nations Fund Trust and Nations
Fund, Inc. is contained in separate Statements of Additional Information (the "SAIs"), that have been filed with the Securities and Exchange Commission
(the "SEC") and are available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAIs dated August 1, 1997 are incorporated by reference in their entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAIs, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or
TradeStreet as the context may require.
SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.



NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
                                                     Nations Prime
                                                         Fund

                                                     Nations Treasury
                                                        Fund

                                                     Nations Government
                                                        Money Market
                                                        Fund

                                                     Nations Tax
                                                        Exempt Fund





                                                     For Fund information call:
                                                     1-800-321-7854
                                                     Nations Funds
                                                     c/o Stephens Inc.
                                                     One NationsBank Plaza
                                                     33rd Floor
                                                     Charlotte, NC 28255

                                              (Nations Funds Logo Appears here)


NF-96148-897

                             Table  Of  Contents

About The Funds              Prospectus Summary                                3

                             Expenses Summary                                  4

                             Financial Highlights                              5

                             Objectives                                        9


                             How Objectives Are Pursued                        9


                             How Performance Is Shown                         12


                             How the Funds Are Managed                        13


                             Organization And History                         16






About Your Investment       How To Buy Shares                                17


                             How To Redeem Shares                             19


                             How To Exchange Shares                           21


                             Shareholder Servicing And Distribution Plans     22


                             How The Funds Value Their Shares                 23



                             How Dividends And Distributions Are Made; Tax
                             Information                                      24


                             Appendix A -- Portfolio Securities               25


                             Appendix B -- Description Of Ratings             32

                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAIS INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

   Prospectus Summary

(Bullet) TYPE OF COMPANIES: Open-end management investment companies.

(Bullet) INVESTMENT OBJECTIVES AND POLICIES:

     (Bullet) Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     (Bullet) Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     (Bullet) Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

     (Bullet) Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.


(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Funds. See "How The Funds Are Managed."


(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations Prime Fund, Nations Treasury Fund,
         Nations Government Money Market Fund and Nations Tax Exempt Fund declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. Although each Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. Investments in a Fund are not insured against loss of principal. For a discussion of these and other factors, see "How Objectives Are
         Pursued -- Risk Considerations" and "Appendix A -- Portfolio
         Securities."

(Bullet) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction -- Individual Retirement Accounts. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. Investor C Shares exchanged for Daily Shares must have a current value of at least $1,000. See "How To Buy Shares."

   Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following table summarizes shareholder transaction and operating expenses for Daily Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.

DAILY SHARES

                                                                                                         Nations
                                                                   Nations       Nations Treasury   Government Money
SHAREHOLDER TRANSACTION EXPENSES                                 Prime Fund            Fund            Market Fund

Sales Load Imposed on Purchases                                     None               None               None
Deferred Sales Charge                                                   .00%1              .00%1              .00%1

                                                                   Nations
                                                                 Tax Exempt
SHAREHOLDER TRANSACTION EXPENSES                                    Fund
Sales Load Imposed on Purchases                                     None
Deferred Sales Charge                                                   .00%1

ANNUAL FUND OPERATING EXPENSES

Management Fees (After Fee Waivers)                                     .16%               .16%               .14%
(as a percentage of average net assets)
Rule 12b-1 Fees (After Fee Waivers)                                     .25%               .25%               .25%
Shareholder Servicing Fees                                              .25%               .25%               .25%
Other Expenses                                                          .14%               .14%               .16%
Total Operating Expenses (After Fee Waivers)                            .80%               .80%               .80%

Management Fees (After Fee Waivers)                                     .16%
Rule 12b-1 Fees (After Fee Waivers)                                     .25%
Shareholder Servicing Fees                                              .25%
Other Expenses                                                          .14%
Total Operating Expenses (After Fee Waivers)                            .80%


1 Shares acquired through an exchange remain subject to the contingent deferred sales charge ("CDSC") schedule applicable to the shares exchanged. See "How To Buy Shares" and "How To Sell Shares -- Contingent Deferred Sales Charge" below.
EXAMPLES:

You would pay the following expenses on a $1,000 investment in Daily Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                                                                         Nations
                                                                   Nations            Nations          Government
                                                                    Prime            Treasury             Money
                                                                    Fund               Fund            Market Fund

1 Year                                                                  $ 8                $ 8                $ 8
3 Years                                                                 $26                $26                $26
5 Years                                                                 $44                $44                $44
10 Years                                                                $99                $99                $99


                                                                   Nations
                                                                 Tax Exempt
                                                                    Fund
1 Year                                                                  $ 8
3 Years                                                                 $26
5 Years                                                                 $44
10 Years                                                                $99



The purpose of the foregoing table is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in each Fund will bear either directly or indirectly. Certain figures contained in the above table are based on amounts incurred during the Funds' most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. Long-term shareholders in a Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed."



Absent fee waivers, "Management Fees," "Rule 12b-1 Fees" and "Total Operating Expenses" for Daily Shares of the indicated Fund would have been as follows:
Nations Prime Fund -- .20%, .45% and 1.04%, respectively; Nations Treasury
Fund -- .20%, .45% and 1.04%, respectively; Nations Government Money Market
Fund -- .40%, .45% and 1.26%, respectively; and Nations Tax Exempt Fund -- .40%,
 .45% and 1.24%, respectively.



THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.



   Financial Highlights
The following financial information on the following pages has been derived from the audited financial statements of Nations Fund Trust and Nations Fund, Inc. Price Waterhouse LLP is the independent accountant to Nations Fund Trust and Nations Fund, Inc. The reports of Price Waterhouse LLP for the most recent fiscal years of Nations Fund Trust and Nations Fund, Inc. accompany the financial statements for such periods and are incorporated by reference in the SAIs, which are available upon request. Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant.

FOR A DAILY SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS PRIME FUND


                                                                                 YEAR           PERIOD          PERIOD
                                                                                ENDED           ENDED           ENDED
DAILY SHARES                                                                   03/31/97      03/31/96(a)      05/31/95*
Operating performance:
Net asset value, beginning of period                                          $     1.00      $     1.00      $     1.00
Net investment income                                                             0.0470          0.0439          0.0173
Distributions from net investment income                                         (0.0470)        (0.0439)        (0.0173)
Total dividends and distributions                                             $  (0.0470)     $  (0.0439)     $  (0.0173)
Net asset value, end of period                                                $     1.00      $     1.00      $     1.00
Total return++                                                                      4.80%           4.49%           1.74%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                          $    9,010      $       40      $        2
Ratio of operating expenses to average net assets                                   0.80%           0.67%+          0.55%+
Ratio of net investment income to average net assets                                4.71%           5.25%+          4.98%+
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                            0.85%           0.74%+          0.63%+
Net investment income per share without waivers and/or expense
  reimbursements                                                              $   0.0466      $   0.0434      $   0.0165


 * Nations Prime Fund Daily Shares commenced operations on February 9, 1995.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR A DAILY SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS TREASURY FUND


                                                                                 YEAR           PERIOD          PERIOD
                                                                                ENDED           ENDED           ENDED
DAILY SHARES                                                                   03/31/97      03/31/96(a)      05/31/95*
Operating performance:
Net asset value, beginning of period                                          $     1.00      $     1.00      $     1.00
Net investment income                                                             0.0455          0.0404          0.0167
Distributions from net investment income                                         (0.0455)        (0.0404)        (0.0167)
Distributions from net realized capital gains                                         --              --              --
Total dividends and distributions                                                (0.0455)        (0.0404)        (0.0167)
Net asset value, end of period                                                $     1.00      $     1.00      $     1.00
Total return++                                                                      4.66%           4.09%           1.67%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                          $   16,323      $        2      $        2
Ratio of operating expenses to average net assets                                   0.80%           0.64%+          0.55%+
Ratio of net investment income to average net assets                                4.59%           5.18%+          4.74%+
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                            0.85%           0.71%+          0.60%+
Net investment income per share without waivers and/or expense
  reimbursements                                                              $   0.0450      $   0.0399      $   0.0162


 * Nations Treasury Fund Daily Shares commenced operations on February 9, 1995. + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR A DAILY SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS GOVERNMENT MONEY MARKET FUND


                                                                                 YEAR           PERIOD          PERIOD
                                                                                ENDED           ENDED           ENDED
DAILY SHARES                                                                   03/31/97      03/31/96(a)      11/30/95*
Operating performance:
Net asset value, beginning of period                                          $     1.00      $     1.00      $     1.00
Net investment income                                                             0.0453          0.0157          0.0418
Dividends from net investment income                                             (0.0453)        (0.0157)        (0.0418)
Distributions from net realized capital gains                                         --              --              --
Total dividends and distributions                                                (0.0453)        (0.0157)        (0.0418)
Net asset value, end of period                                                $     1.00      $     1.00      $     1.00
Total return++                                                                      4.63%           1.58%           4.38%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                          $    7,860      $        2      $        2
Ratio of operating expenses to average net assets                                   0.80%           0.71%+          0.55%+
Ratio of net investment income to average net assets                                4.53%           4.79%+          5.33%+
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                            1.07%           1.00%+          0.82%+
Net investment income per share without waivers and/or expense
  reimbursements                                                              $   0.0426      $   0.0147      $   0.0397


 * Nations Government Money Market Fund Daily Shares commenced operations on February 10, 1995.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

NATIONS TAX EXEMPT FUND


                                                                                 YEAR           PERIOD          PERIOD
                                                                                ENDED           ENDED           ENDED
DAILY SHARES                                                                   03/31/97      03/31/96(a)      11/30/95*
Operating performance:
Net asset value, beginning of period                                          $     1.00      $     1.00      $     1.00
Net investment income                                                             0.0270          0.0090          0.0243
Distributions from net investment income                                         (0.0270)        (0.0090)        (0.0243)
Distributions from net realized capital gains                                         --              --              --
Total dividends and distributions                                                (0.0270)        (0.0090)        (0.0243)
Net asset value, end of period                                                $     1.00      $     1.00      $     1.00
Total return++                                                                      2.73%           0.91%           2.61%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                          $    2,334      $        2      $        2
Ratio of operating expenses to average net assets                                   0.80%           0.69%+          0.45%+
Ratio of net investment income to average net assets                                2.75%           2.96%+          3.47%+
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                            1.05%           0.97%+          0.72%+
Net investment income per share without waivers and/or expense
  reimbursements                                                              $   0.0244      $   0.0081      $   0.0225


 * Nations Tax Exempt Fund Daily Shares commenced operations on February 10,
   1995.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

   Objectives

Each Money Market Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities.

NATIONS PRIME FUND: Nations Prime Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

NATIONS TREASURY FUND: Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

NATIONS GOVERNMENT MONEY MARKET FUND: Nations Government Money Market Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

NATIONS TAX EXEMPT FUND: Nations Tax Exempt Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with liquidity and stability of principal.


Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in a Fund are not insured against loss of principal.


   How Objectives Are Pursued


NATIONS PRIME FUND: In pursuing its investment objective, the Fund may invest in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government ("U.S. Treasury Obligations"), other obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (together with U.S. Treasury Obligations, "U.S. Government Obligations"), bank and commercial instruments that may be available in the money markets, high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities and repurchase agreements relating to U.S. Government Obligations and qualified first tier money market collateral. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in guaranteed investment contracts and in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. In addition, the Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


NATIONS TREASURY FUND: In pursuing its investment objective, the Fund invests in U.S. Treasury Obligations and repurchase agreements secured by such obligations. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that such Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agree-ments secured by such obligations. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


NATIONS GOVERNMENT MONEY MARKET FUND: In pursuing its investment objective, the Fund invests in U.S. Government Obligations. Although the Fund may invest in repurchase agreements it does not currently intend to do so. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


NATIONS TAX EXEMPT FUND: In pursuing its investment objective, the Fund invests in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). The Fund will not knowingly purchase securities the interest on which is subject to such tax. A portion of the Fund's assets, however, may be invested in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. See "How Dividends And Distributions Are Made; Tax Information."


The Fund invests in Municipal Securities which are determined to present minimal credit risks and which at the time of purchase are considered to be of "high quality" -- E.G., rated "AA" or higher by Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA"), or Thomson BankWatch, Inc. ("BankWatch") or "Aa" or higher by Moody's Investors Service, Inc. ("Moody's"), in the case of bonds; having a long-term rating of "A" or higher from D&P, Fitch, S&P, IBCA, BankWatch or Moody's in the case of certain bonds which are lacking a short-term rating from the requisite number of nationally recognized statistical rating organizations; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable-rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, IBCA and BankWatch are the six nationally recognized statistical rating organizations (collectively, "NRSROs"). Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by Nations Fund Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B."


The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the related SAI. The non-governmental user of facilities financed by private activity bonds also is considered to be an "issuer."

The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income. As a matter of fundamental policy, under normal market conditions, at least 80% of the Fund's net assets will be invested in Municipal Securities. Investments in private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not be treated as Municipal

Securities in determining whether the Fund is in compliance with this 80% requirement. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."

INVESTMENT LIMITATIONS: The Funds are subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of that Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the Funds' SAIs.


Each Fund may not:
1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and tax-exempt securities issued by state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in obligations of domestic banks.)

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or are privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

In addition, as a matter of non-fundamental policy, Nations Tax Exempt Fund may not purchase any securities other than obligations the interest on which is exempt from Federal income tax and stand-by commitments with respect to such obligations. The investment objectives and policies of the Funds, unless otherwise specified, may be changed without shareholder approval. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current positions and needs.


In order to register a Fund's shares for sale in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should a Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.



RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS: In order for the Funds to value their investments on the basis of amortized cost (see "How The Funds Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, as amended, some of which are described below. A Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one

NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, (except for Nations Tax Exempt Fund) no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

   How Performance Is Shown

From time to time, a Fund may advertise the "yield" and "effective yield" of a class of shares, and Nations Tax Exempt Fund may advertise the "tax equivalent yield" of a class of shares. YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares in a Fund refers to the income generated by an investment in such class over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of each class of shares in Nations Tax Exempt Fund shows the level of taxable yield needed to produce an after-tax equivalent to such class's tax-free yield. This is done by increasing the class's yield (calculated as above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate. The tax-equivalent yield will always be higher than the "yield" of a class of shares in Nations Tax Exempt Fund.

Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts for automatic investment or other cash management services will not be included in calculations of yield.


In addition to Daily Shares, the Funds offer Primary A, Primary B, Investor A, Investor B and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of the Funds' shares. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.

   How The Funds Are Managed


The business and affairs of each of Nations Fund Trust and Nations Fund, Inc. are managed under the direction of its Board of Trustees and Board of Directors, respectively. Nations Fund Trust's SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. Nations Fund, Inc.'s SAI contain the names of and general background information concerning each Director of Nations Fund, Inc.

Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s Board of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. With respect to Nations Tax Exempt Fund, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Fund, if the Adviser believes that the quality of the transactions and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to various Investment Advisory Agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .25% of the first $250 million of the combined average daily net assets of both Nations Prime Fund and Nations Treasury Fund, plus .20% of the combined average daily net assets of such Funds in excess of $250 million; and .40% of the average daily net assets of each of Nations Government Money Market Fund and Nations Tax Exempt Fund.



For the services provided pursuant to sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of .055% of the average daily net assets of each Fund.


From time to time, NBAI (and/or TradeStreet) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.


For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid NBAI under the Investment Advisory Agreement advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Government Money Market Fund -- .14% and Nations Tax Exempt
Fund -- .16%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agree-ment advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- .16% and Nations Treasury Fund -- .16%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Government Money Market Fund -- .055%, Nations Tax Exempt Fund -- .055%, Nations Prime Fund -- .055% and Nations Treasury Fund -- .055%.


Melinda Allen Crosby is a Product Manager, Municipal Fixed Income Management for TradeStreet and is Portfolio Manager for Nations Tax Exempt Fund. She has been Portfolio Manager for Nations Tax Exempt Fund since 1991. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. She has worked in the investment community since 1973. Her past experience includes consulting and municipal credit analysis for NationsBank Capital Markets. Ms. Crosby received a B.A. in Business Administration from the University of North Carolina at Charlotte and an M.B.A. from the McColl School of Business, Queens College. She was a founding member and past president of the Southern Municipal Finance Society and participated in the establishment of the National Federation of Municipal Analysts.

Sandra L. Duck is a Product Manager, Money Market Management for TradeStreet and is Portfolio Manager for Nations Treasury Fund and Nations Government Money Market Fund. She has been Portfolio Manager for the Funds since 1993. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Duck has worked in the investment community since 1980. Her past experience includes product management and trading for Interstate/Johnson Lane and First Charlotte Corporation. Ms. Duck graduated from King's College.

Martha L. Sherman is a Senior Product Manager, Money Market Management for TradeStreet and is Senior Portfolio Manager for Nations Prime Fund. She has been Portfolio Manager of the Nations Prime Fund since 1988. Prior to assuming her position with TradeStreet, she was Vice President and Senior Portfolio Manager for the Investment Management Group at NationsBank. Ms. Sherman has worked in the investment community since 1981. Her past experience includes investment research for William Lowry & Associates. Ms. Sherman received a B.S. in Business Administration from the University of Texas at Dallas.


Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to Administration Agreements. Pursuant to the terms of the Administration Agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.

First Data Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to Co-Administration Agreements. Under the Co-Administration Agreements, First Data provides various administrative and accounting services to the Funds, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Funds. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to
 .10% of each Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Government Money Market Fund -- .09% and Nations Tax Exempt Fund -- .09%.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Prime Fund -- .09% and Nations Treasury Fund -- .09%.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/ dealer. Nations Funds has entered into distribution agreements with Stephens that provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Daily Shares of the Funds. See "Shareholder Servicing And Distribution Plans."



NationsBank of Texas, N.A., ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") serves as Custodian for the assets of all Funds except the international portfolios. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out of pocket expenses, fees at the rate of (i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Nations Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess including all Nations' Money Market Funds.


First Data serves as transfer agent (the "Transfer Agent") for each Fund's Daily Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.


Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.


EXPENSES: The accrued expenses of each Fund, as well as certain expenses attributable to Daily Shares, are deducted from accrued income before dividends are declared. The Funds' expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; Directors' or Trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Daily Shares may bear certain class specific expenses and also bear certain additional shareholder service and distribution costs. Any general expenses of Nations Fund Trust and/or of Nations Fund, Inc. that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust and/or of Nations Fund, Inc. or in such other manner as the Board of Trustees or Board of Directors deems appropriate.


   Organization And History


The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND TRUST: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer six separate classes of shares -- Investor A, Investor B, Investor C, Daily, Primary A and Primary B Shares. This Prospectus relates only to the Daily Shares of Nations Government Money Market Fund and Nations Tax Exempt Fund of Nations Fund Trust. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund and shareholders of a fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the SAI for examples of instances where the 1940 Act requires voting by fund.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund Trust's SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove trustees. Nations Fund Trust's Code of

Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which consists of separate classes of shares. This Prospectus relates only to the Daily Shares of Nations Prime Fund and Nations Treasury Fund of Nations Fund, Inc. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of Directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of Nations Fund, Inc.'s outstanding shares. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings, except when required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosure on two separate investment companies, there is a possibility that one investment company might become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the other investment company. Nations Fund Trust and Nations Fund, Inc. have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment

   How To Buy Shares

The Funds have established various procedures for purchasing Daily Shares in order to accommodate different investors. Purchase orders may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a share-holder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").


There is a minimum initial investment of $1,000 in the Funds, except that the minimum initial investment is:

(Bullet) $500 for IRA investors;

(Bullet) $250 for non-working spousal IRAs; and

(Bullet) $100 for investors participating on a monthly basis in the Systematic
         Investment Plan described below.


There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs, and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.


Shares acquired through an exchange of Investor C Shares of a non-money market fund must have a current value of at least $1,000. No sales load or exchange fee is imposed upon the purchase of Daily Shares of a Fund through an exchange. Purchases may be effected only on days on which the Federal Reserve Bank of New York is open for business (a "Business Day").


The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Daily Shares ("Servicing Agents"). Selling Agents and Servicing Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens, and Nations Funds may agree to voluntarily reduce the fees payable for shareholder services and sales support services. See "Shareholder Servicing And Distribution Plans."



Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Daily Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.


EFFECTIVE TIME OF PURCHASES: Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or by the Transfer Agent. A purchase order must be received by Stephens or by the Transfer Agent by 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund). Absent prior arrangement with Stephens or the Transfer Agent, purchase orders received after such time on any given day will not be accepted; notice thereof will be given to the Agent transmitting the order, and any funds received will be returned promptly to the sending Agent. Any late purchase orders that are not rejected pursuant to such a prior arrangement will be executed on the following Business Day. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. Daily Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent.


The Agents are responsible for transmitting orders for purchases by their Customers and delivering required funds on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.



SYSTEMATIC INVESTMENT PLAN: Under the Funds' Systematic Investment Plan ("SIP") a shareholder may automatically purchase Daily Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.



TELEPHONE TRANSACTIONS: An investor may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A Shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


   How To Redeem Shares


Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders are effected at the net asset value per share, less any applicable CDSC, next determined after receipt of the order by Stephens or by the Transfer Agent. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds.



Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), and payment will normally be wired the same day to Agents. Nations Funds reserves the right to wire redemption proceeds within three Business Days after receiving the redemption orders if, in the judgment of NationsBank, an earlier payment could adversely impact a Fund. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. Redemption orders received by Stephens or by the Transfer Agent after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), will be processed on the next Business Day.



Nations Funds may redeem a shareholder's Daily Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Daily Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers specified below, Daily Shares purchased through an exchange from Investor C Shares that were purchased prior to August 1, 1997 will be subject to a CDSC of .50% if redeemed within one year of the initial purchase of the Investor C Shares exchanged. Daily Shares purchased directly are not subject to a CDSC. The CDSC is imposed on the lesser of the net asset value of the Daily Shares redeemed or the initial purchase price of the Investor C Shares exchanged to acquire the Daily Shares being redeemed. No CDSC is imposed on increases in net asset value above the initial purchase price of the exchanged Investor C Shares, including shares acquired by reinvestment of distributions.


Solely for purposes of determining the period of time that has elapsed from the initial purchase of any Investor C Shares, all purchases are deemed to have been on the trade date of the transaction. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of initial purchase of Investor C Shares.


The CDSC will be waived on redemptions of Daily Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986 (the "Code")) of a shareholder (including a registered joint owner), (ii) in connection with the following retirement plan distributions: (a) by qualified plans, (except in cases of plan level terminations), (b) distributions from an IRA following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA, and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distribution to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Daily Shares held in the account is less than the minimum account size, (v) in connection with the combination of Nations Funds with any other registered investment company by merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Daily Shares in the account. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.



REINSTATEMENT PRIVILEGE: Within 120 days after a redemption of Daily Shares of a Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor A Shares of the same Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor A Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.



AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a shareholder of a Fund if the value of the Daily Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Daily shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Daily shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Daily Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Selling Agent or by Nations Funds at any time.


   How To Exchange Shares

The exchange feature enables a shareholder of Daily Shares of a Money Market Fund to exchange such shares for Investor C Shares of a Non-Money Market Fund or Daily Shares of another Money Market Fund when that shareholder believes that a shift between funds is an appropriate investment decision. An exchange of Daily Shares for shares of another fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.

No CDSC will be imposed in connection with an exchange of Daily Shares that meets the requirements discussed in this section. If a shareholder acquires shares in exchange for Daily Shares of a Fund, the acquired shares will remain subject to the CDSC applicable to the Investor C Shares exchanged to acquire the subject Daily Shares. In addition, the remaining period of time (if any) that the CDSC will be in effect will be computed from the time of the initial purchase of the previously held Investor C Shares.

The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



The Daily Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Funds reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


Daily Shares may be exchanged by directing a request directly to the Agent through which the original Daily Shares were purchased or in some cases Stephens or the Transfer Agent. During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the Agent through which the original shares were purchased. Investors should consult their Agent or Stephens for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Agent.


AUTOMATIC EXCHANGE FEATURE: Under the Funds' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one fund of Nations Funds to another as allowed by the applicable exchange rules within the Prospectus. Exchanges will occur on or about the 15th or last day of the applicable month. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, a shareholder should contact his/her Selling Agent or Nations Funds.


   Shareholder Servicing And
   Distribution Plans

SHAREHOLDER SERVICING PLAN: The Funds' shareholder servicing plan ("Servicing Plan") permits each Fund to compensate Servicing Agents for certain shareholder support services that are provided by the Servicing Agents to their Customers that own Daily Shares. Payments under the Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Trustees or the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of a Fund's Daily Shares. The shareholder services provided by Servicing Agents may include general shareholder liaison services; processing purchase, exchange and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from a Fund on behalf of Customers; providing sales information periodically to Customers, including information showing their positions in Daily Shares; providing sub-accounting with respect to Daily Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Daily Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.


Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Funds' Servicing Plan described above and the terms of the Servicing Agreements. See the SAIs for more details on the Servicing Plan.


DISTRIBUTION PLAN: Pursuant to Rule 12b-1 under the 1940 Act, the Trustees and Directors also have approved a Distribution Plan with respect to Daily Shares of the Funds. Pursuant to the Distribution Plan, each Fund may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of Daily Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees or Board of Directors provided that the annual rate may not exceed 0.45% of the average daily net asset value of a Fund's Daily Shares. Payments to Stephens pursuant to the Distribution Plan will be used primarily to compensate or reimburse Stephens for distribution services provided by Stephens and related expenses incurred by Stephens, including payments by Stephens to compensate or reimburse Selling Agents for sales support services provided, and related expenses incurred by, such Selling Agents.

Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed 0.50% of the offering price per share on all sales of Daily Shares to retirement plans as an expense of Stephens or for which Stephens may be reimbursed under the Distribution Plan or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.



In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Funds' Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAIs for more details on the Distribution Plan.



Nations Funds understands that Selling Agents and/or Servicing Agents may charge fees to their Customers who are the owners of Daily Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Shareholder Servicing Agreement with Nations Funds. The Sales Support Agreements and Shareholder Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agents by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers of Agents should read this Prospectus in light of the terms governing their accounts with their Agents.


   How The Funds Value Their Shares

The net asset value of a share of each class of shares in the Funds is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day.


The assets of each Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.

   How Dividends And Distributions Are
   Made; Tax Information

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of each Fund are declared daily to shareholders at 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Tax Exempt Fund and Nations Government Money Market Fund), on the day of declaration. Daily Shares begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (E.G., the settlement date). Dividends are paid within five Business Days after the end of each month. Dividends are paid in the form of additional Daily Shares of the same Fund unless the Customer has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Funds' Transfer Agent and will become effective with respect to dividends paid after its receipt. Your dividend election may be governed by your account agreement with your Selling Agent. Dividends are paid in cash within five Business Days after a shareholder's complete redemption of his/her Daily Shares in a Fund. To the extent that there are any net short-term capital gains, they will be paid at least annually.

Each Fund's net investment income available for distribution to the holders of Daily Shares will be reduced by the amount of sales support and shareholder servicing fees paid to Selling Agents and Servicing Agents, respectively. Each Fund's net investment income available for distribution to the holders of Daily Shares will be reduced by the amount of retail transfer agency fees allocated to Daily Shares.

TAX INFORMATION: Each Fund intends to qualify as a "regulated investment company" under the Code. Such qualification relieves a Fund of liability for Federal income tax on amounts distributed in accordance with the Code.
Each Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by Nations Prime Fund, Nations Treasury Fund and Nations Government Money Market Fund will be taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an IRA is generally deferred under the Code.) These distributions will not qualify for the dividends received deduction for corporate shareholders.

Dividends received from Nations Treasury Fund and Nations Government Money Market Fund may qualify as tax-exempt dividends for state income tax purposes in some states. The Funds do not expect to realize any long-term capital gains, and therefore, do not expect to distribute any capital gains dividends.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends (and capital gains, if applicable) paid during the prior year. Such dividends (and capital gains) may be subject to state and local taxes.

Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a share-holder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.


NATIONS TAX EXEMPT FUND: As a regulated investment company, Nations Tax Exempt Fund is permitted to pass through to its shareholders tax-exempt income ("exempt-interest dividends") subject to certain requirements which the Fund intends to satisfy. The Fund does not intend to earn investment company taxable income or long-term capital gains; to the extent that it does earn taxable income or realize long-term capital gains, distributions to shareholders from such sources will be subject to Federal income tax. Exempt-interest dividends may be treated by shareholders as items of interest excludable from their federal gross income under Section 103(a) of the Code unless, under the circumstances applicable to the particular shareholder, the exclusion would be disallowed. (See Nations Fund Trust's SAI under "Additional Information Concerning Taxes.") Distributions of net investment income by Nations Tax Exempt Fund may be taxable to investors under state or local law even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.


The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAIs.


   Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAIs contain more information concerning such investments.

ASSET-BACKED SECURITIES: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.


Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the related SAI.



Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are gen-erally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Nations Prime Fund generally limits investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.



Nations Prime Fund may invest up to 100% of its assets in obligations issued by banks. Nations Treasury Fund and Nations Government Money Market Fund will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase. Nations Prime Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).


Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

BORROWINGS: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, certain of the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Reverse repurchase agreements may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, each of the Funds (except Nations Tax Exempt
Fund) may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Fund enters into a reverse repurchase agreement, it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities ("U.S. Government Securities"), or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. A Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if a Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, a Fund's asset coverage and other factors at the time of a reverse repurchase, the Fund may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

Currently, Nations Treasury Fund has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.


COMMERCIAL INSTRUMENTS: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. The Nations Prime Fund will limit purchases of commercial instruments to instruments that: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by Nations Fund, Inc.'s Board of Directors on the advice of the Adviser.

Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


FOREIGN SECURITIES: Foreign securities include debt obligations (dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, dividends and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


GUARANTEED INVESTMENT CONTRACTS: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Fund will only purchase GICs from issuers that, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Money Market Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid or such lower percentage as may be required by the states in which the Funds sells their shares. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by the Nations Prime Fund may be subject to this limitation.

If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

MUNICIPAL SECURITIES: The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instrument. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. An issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified municipal securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and without intending to exercise its rights thereunder for trading purposes.

A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.

A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Boards. Nations Tax Exempt Fund may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Although each Fund does not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities that are payable solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in municipal securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

OTHER INVESTMENT COMPANIES: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.



REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.



SECURITIES LENDING: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.


SHORT-TERM TRUST OBLIGATIONS: Nations Prime Fund may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Fund must satisfy the quality and maturity requirements generally applicable to the Fund pursuant to Rule 2a-7 under the 1940 Act.

U.S. GOVERNMENT OBLIGATIONS: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Assocation; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. The Funds will invest in securities with demand features where (a) the security or its issuer has received a short-term rating from an NRSRO; and (b) the issuer of the demand feature, or another institution, undertakes to notify promptly the holder of the security in the event that the demand feature is substituted with a demand feature provided by another issuer. (Note, however, that certain securities first issued on or before June 3, 1996 are not subject to these rating and notice requirements.) An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description Of Ratings

The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.


The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:


     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.


The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:


     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term ratings described above.

For commercial paper, Fitch uses the short-term ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.
     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

The following summarizes the three highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.


The following summarizes the two highest short-term debt ratings used by IBCA:


     A1+ -- Where issues possess a particularly strong credit feature.


     A1 -- Obligations supported by the highest capacity for timely repayment.

Prospectus


                                       DAILY SHARES
                                     AUGUST 1, 1997



This Prospectus describes NATIONS TREASURY FUND
(THE "FUND") OF NATIONS FUND, INC., AN OPEN-END
MANAGEMENT INVESTMENT COMPANY IN THE NATIONS FUNDS
FAMILY ("NATIONS FUNDS" OR "NATIONS FUNDS FAMILY").
THIS PROSPECTUS DESCRIBES ONE CLASS OF SHARES OF
THE FUND -- DAILY SHARES.



THE FUND SEEKS TO MAINTAIN A NET ASSET VALUE OF
$1.00 PER SHARE.



INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE
NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN
A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
This Prospectus sets forth concisely the information about the Fund that a prospective purchaser of Daily Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about Nations Fund, Inc. is contained in a separate Statement of Additional Information
(the "SAI"), that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAI dated August
1, 1997 is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC.
NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Fund. TradeStreet
Investment Associates, Inc. ("TradeStreet") is investment sub-adviser to the Fund. As used herein the term "Adviser" shall mean NBAI and/or
TradeStreet as the context may require.
SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED
BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS
AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND
INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.



NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE
SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE
COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED
WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR
AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.                                             Nations Treasury
                                                        Fund


                                                     For Fund information call:
                                                     1-800-321-7854
                                                     Nations Funds
                                                     c/o Stephens Inc.
                                                     One NationsBank Plaza
                                                     33rd Floor
                                                     Charlotte, NC 28255

NF-97335-897

About The Fund               Table  Of  Contents

                             Prospectus Summary                                3

                             Expenses Summary                                  4

                             Financial Highlights                              5

                             Objective                                         6


                             How Objective Is Pursued                          6


                             How Performance Is Shown                          7


                             How the Fund Is Managed                           8


                             Organization And History                         10


 About Your Investment


                             How To Buy Shares                                11


                             How To Redeem Shares                             13


                             How To Exchange Shares                           14


                             Shareholder Servicing And Distribution Plans     16


                             How The Fund Values Its Shares                   17



                             How Dividends And Distributions Are Made; Tax
                             Information                                      17


                             Appendix A -- Portfolio Securities               18


                             Appendix B -- Description Of Ratings             22






                             NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
                             INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Fund


   Prospectus Summary


(Bullet) TYPE OF COMPANY: Open-end management investment company.



(Bullet) INVESTMENT OBJECTIVE AND POLICIES:
(Bullet) Nations Treasury Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.



(Bullet) INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Fund. NBAI provides investment advice to more than 52 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc. provides sub-advisory services to the Fund. See "How The Fund Is Managed."



(Bullet) DIVIDENDS AND DISTRIBUTIONS: Nations Treasury Fund, declares dividends daily and pays them monthly. The Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.



(Bullet) RISK FACTORS: Although the Adviser seeks to achieve the investment objective of the Fund, there is no assurance that it will be able to do so. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. Investments in the Fund are not insured against loss of principal. For a discussion of these and other factors, see "How Objective Is
         Pursued -- Risk Considerations" and "Appendix A -- Portfolio
         Securities."


(Bullet) MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction -- Individual Retirement Accounts. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. Investor C Shares exchanged for Daily Shares must have a current value of at least $1,000. See "How To Buy Shares."

   Expenses Summary


Expenses are one of several factors to consider when investing in the Fund. The following table summarizes shareholder transaction and operating expenses for Daily Shares of the Fund. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods.


DAILY SHARES


                                                                                                          Nations Treasury
SHAREHOLDER TRANSACTION EXPENSES                                                                                Fund
Sales Load Imposed on Purchases                                                                                 None
Deferred Sales Charge                                                                                               .00%1



ANNUAL FUND OPERATING EXPENSES

Management Fees                                                                                                     .16%
(as a percentage of average net assets)
Rule 12b-1 Fees (After Fee Waivers)
Shareholder Servicing Fees                                                                                          .25%
Other Expenses                                                                                                      .14%
Total Operating Expenses (After Fee Waivers)                                                                        .80%


1 Shares acquired through an exchange remain subject to the contingent deferred sales charge ("CDSC") schedule applicable to the shares exchanged. See "How To Buy Shares" and "How To Sell Shares -- Contingent Deferred Sales Charge" below.

EXAMPLE:
You would pay the following expenses on a $1,000 investment in Daily Shares of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.



                                                                                                               Nations
                                                                                                              Treasury
                                                                                                                Fund
1 Year                                                                                                              $ 8
3 Years                                                                                                             $26
5 Years                                                                                                             $44
10 Years                                                                                                            $99



The purpose of the foregoing table is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in the Fund will bear either directly or indirectly. Certain figures contained in the above table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent other expenses are less than expected, waivers and/or reimbursements of management fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating

Expenses. If fee waivers and/or reimbursements are discontinued, the amounts contained in the "Example" above may increase.



Absent fee waivers, "Management Fees," "Rule 12b-1 Fees" and "Total Operating Expenses" for Daily Shares of Nations Treasury Fund would have been .20%, .45% and 1.04%, respectively. Long-term shareholders in the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Fund's operating expenses, see "How The Fund Is Managed."
THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL
REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.


   Financial Highlights


The following financial information has been derived from the audited financial statements of Nations Fund, Inc. Price Waterhouse LLP is the independent accountant jto Nations Fund, Inc. The report of Price Waterhouse LLP for the most recent fiscal years of Nations Fund, Inc. accompany the financial statements for such periods and are incorporated by reference in the SAI, which is available upon request. Shareholders of the Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent accountant.

FOR A DAILY SHARE OUTSTANDING THROUGHOUT EACH PERIOD

NATIONS TREASURY FUND


                                                                                    YEAR           PERIOD          PERIOD
                                                                                   ENDED           ENDED           ENDED
DAILY SHARES                                                                      03/31/97      03/31/96(a)      05/31/95*
Operating performance:
Net asset value, beginning of period                                             $     1.00      $     1.00      $     1.00
Net investment income                                                                0.0455          0.0404          0.0167
Distributions from net investment income                                            (0.0455)        (0.0404)        (0.0167)
Distributions from net realized capital gains                                            --              --              --
Total dividends and distributions                                                   (0.0455)        (0.0404)        (0.0167)
Net asset value, end of period                                                   $     1.00      $     1.00      $     1.00
Total return++                                                                         4.66%           4.09%           1.67%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                             $   16,323      $        2      $        2
Ratio of operating expenses to average net assets                                      0.80%           0.64%+          0.55%+
Ratio of net investment income to average net assets                                   4.59%           5.18%+          4.74%+
Ratio of operating expenses to average net assets without waivers and/or
  expense reimbursements                                                               0.85%           0.71%+          0.60%+
Net investment income per share without waivers and/or expense reimbursements    $   0.0450      $   0.0399      $   0.0162


 * Nations Treasury Fund Daily Shares commenced operations on February 9, 1995. + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was

    May 31.

   Objective
The Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may bear longer maturities.
NATIONS TREASURY FUND: Nations Treasury
Fund's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.



Although the Adviser will seek to achieve the investment objective of the Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Fund are not insured against loss of principal.



   How Objective Is Pursued



NATIONS TREASURY FUND: In pursuing its investment objective, the Fund invests in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government ("U.S. Treasury Obligations") and repurchase agreements secured by such obligations. The Fund also may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies, and may engage in reverse repurchase agreements. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that such Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund may lend its portfolio securities to qualified institutional investors. Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



INVESTMENT LIMITATIONS: The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the Fund's SAI.



The Fund may not:


1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and tax-exempt securities issued by state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in obligations of domestic banks.)


2. Make loans, except that the Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or are privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.



3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of the Fund's assets, the Fund will not hold more than 10% of the voting securities of any issuer.

The investment objective and policies of the Fund, unless otherwise specified, may be changed without shareholder approval. If the investment objective or policies of the Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current positions and needs.



In order to register the Fund's shares for sale in certain states, the Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus and the SAI. Should the Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.



RESTRAINTS ON INVESTMENTS BY A MONEY MARKET FUND: In order for the Fund to value its investments on the basis of amortized cost (see "How The Fund Value Its Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, as amended, some of which are described below. A Money Market Fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a Money Market Fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally, no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that the Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.


   How Performance Is Shown


From time to time, the Fund may advertise the "yield" and "effective yield" of a class of shares. YIELD AND EFFECTIVE YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.



The "yield" of a class of shares in the Fund refers to the income generated by an investment in such class over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.



Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts for automatic investment or other cash management services will not be included in calculations of yield.

In addition to Daily Shares, the Fund offers Primary A, Primary B, Investor A, Investor B and Investor C Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of the Fund's shares. The Fund's annual report contains additional performance information and is available upon request without charge from the Fund's distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.



   How The Fund Is Managed



The business and affairs of Nations Fund, Inc. are managed under the direction of its Board of Directors. Nations Fund, Inc.'s SAI contains the names of and general background information concerning each Director of Nations Fund, Inc.



Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.



INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as investment adviser to the Fund. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.



TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Fund. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Subject to the general supervision of Nations Fund, Inc.'s Board of Directors, and in accordance with the Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for the Fund, makes decisions with respect to and places orders for the Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which NationsBank has a lending relationship.



For the services provided and expenses assumed pursuant to an Investment Advisory Agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .25% of the first $250 million of the combined average daily net assets of Nations Treasury Fund, plus .20% of the combined average daily net assets of the Fund in excess of $250 million.



For the services provided pursuant to a sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of .055% of the average daily net assets of the Fund.



From time to time, NBAI (and/or TradeStreet) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by the Fund.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid NBAI under the Investment Advisory Agreement advisory fees at the rate of .16% of the Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, NBAI paid TradeStreet under the Sub-Advisory Agreements sub-advisory fees at the rate of .055% of the Fund's average daily net assets.



Sandra L. Duck is a Product Manager, Money Market Management for TradeStreet and is Portfolio Manager for Nations Treasury Fund.

She has been Portfolio Manager for the Fund since 1993. Prior to assuming her position with TradeStreet, she was Vice President and Portfolio Manager for the Investment Management Group at NationsBank. Ms. Duck has worked in the investment community since 1980. Her past experience includes product management and trading for Interstate/Johnson Lane and First Charlotte Corporation. Ms. Duck graduated from King's College.



Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the Investment Advisory Agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.



OTHER SERVICE PROVIDERS: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Fund, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Fund.


First Data Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Fund pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, First Data provides various administrative and accounting services to the Fund, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Fund. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to
 .10% of the Fund's average daily net assets.



For the fiscal period from April 1, 1996 to March 31, 1997, after waivers, Nations Fund, Inc. paid its administrators combined fees at the rate of .09% of the Fund's average daily net assets.



NationsBank serves as sub-administrator for Nations Funds pursuant to a Sub-Administration Agreement. Pursuant to the terms of the Sub-Administration Agreement, NationsBank assists Stephens in supervising, coordinating and monitoring various aspects of the Fund's administrative operations. For providing such services, NationsBank shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Fund's average daily net assets.



Shares of the Fund are sold on a continuous basis by Stephens, as the Fund's sponsor and distributor. Stephens is a registered broker/ dealer. Nations Funds has entered into a distribution agreement with Stephens that provide that Stephens has the exclusive right to distribute shares of the Fund. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Daily Shares of the Fund. See "Shareholder Servicing And Distribution Plans."



NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with the Bank of New York ("BONY"), called "Custodians") serves as Custodian for the assets of the Fund. NationsBank of Texas is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services to the Nations Funds Family, NationsBank of Texas is entitled to receive, in addition to out of pocket expenses, fees at the rate of
(i) $300,000 per annum, to be paid monthly in payments of $25,000 for custodian services for up to and including 50 Funds; and (ii) $6,000 per annum, to be paid in equal monthly payments, for custodian services for each additional Fund above 50 Funds.



BONY has entered into an agreement with the Fund and NationsBank of Texas, whereby BONY will serve as sub-custodian ("Sub-Custodian") for the assets of all Nations Funds except the international portfolios, for which BONY is already serving as Custodian. BONY is located at 90 Washington Street, New York, New York 10286. In return for providing sub-custodial services, BONY receives, in addition to out of pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations' Non-Money Market Funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations' Money Market Funds.



First Data serves as transfer agent (the "Transfer Agent") for the Fund's Daily Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.



Price Waterhouse LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.



EXPENSES: The accrued expenses of the Fund, as well as certain expenses attributable to Daily Shares, are deducted from accrued income before dividends are declared. The Fund's expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; Directors' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Daily Shares may bear certain class specific expenses and also bear certain additional shareholder service and distribution costs. Any general expenses of Nations Fund, Inc. that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund, Inc. or in such other manner as the Board of Directors deems appropriate.


   Organization And History


The Fund is member of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 52 distinct investment portfolios and total assets in excess of $27 billion.



NATIONS FUND, INC.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 420,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or portfolios, each of which consists of separate classes of shares. This Prospectus relates only to the Daily Shares of Nations Treasury Fund of Nations Fund, Inc. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of Directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of Nations Fund, Inc.'s outstanding shares. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of July 15, 1997, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see Nations Fund, Inc.'s SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings, except when required by the 1940 Act or Maryland law.


About Your Investment

   How To Buy Shares


The Fund has established various procedures for purchasing Daily Shares in order to accommodate different investors. Purchase orders may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").



There is a minimum initial investment of $1,000 in the Fund, except that the minimum initial investment is:


(Bullet) $500 for IRA investors;

(Bullet) $250 for non-working spousal IRAs; and

(Bullet) $100 for investors participating on a monthly basis in the Systematic
         Investment Plan described below.


There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs, and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.


Shares acquired through an exchange of Investor C Shares of a non-money market fund must have a current value of at least $1,000. No sales load or exchange fee is imposed upon the pur-chase of Daily Shares of the Fund through an exchange. Purchases may be effected only on days on which the Federal Reserve Bank of New York is open for business (a "Business Day").



The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Daily Shares ("Servicing Agents"). Selling Agents and Servicing Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens, and Nations Funds may agree to voluntarily reduce the fees payable for shareholder services and sales support services. See "Shareholder Servicing And Distribution Plans."
Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Daily Shares is recorded on the books of the Fund, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.



EFFECTIVE TIME OF PURCHASES: Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or by the Transfer Agent. A purchase order must be received by Stephens or by the Transfer Agent by 3:00 p.m., Eastern time. Absent prior arrangement with Stephens or the Transfer Agent, purchase orders received after such time on any given day will not be accepted; notice thereof will be given to the Agent transmitting the order, and any funds received will be returned promptly to the sending Agent. Any late purchase orders that are not rejected pursuant to such a prior arrangement will be executed on the following Business Day. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled. Daily Shares are purchased at the net asset value per share next determined after receipt of the order by Stephens or by the Transfer Agent.



The Agents are responsible for transmitting orders for purchases by their Customers and delivering required funds on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.



SYSTEMATIC INVESTMENT PLAN: Under the Fund's Systematic Investment Plan ("SIP") a shareholder may automatically purchase Daily Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.



TELEPHONE TRANSACTIONS: An investor may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A Shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

   How To Redeem Shares


Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders are effected at the net asset value per share, less any applicable CDSC, next determined after receipt of the order by Stephens or by the Transfer Agent. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds.


Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time and payment will normally be wired the same day to Agents. Nations Funds reserves the right to wire redemption proceeds within three Business Days after receiving the redemption orders if, in the judgment of NationsBank, an earlier payment could adversely impact the Fund. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately. Redemption orders received by Stephens or by the Transfer Agent after 3:00 p.m., Eastern time will be processed on the next Business Day.


Nations Funds may redeem a shareholder's
Daily Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of the Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Daily Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



CONTINGENT DEFERRED SALES CHARGE: Subject to certain waivers specified below, Daily Shares purchased through an exchange from Investor C Shares that were purchased prior to August 1, 1997 will be subject to a CDSC of .50% if redeemed within one year of the initial purchase of the Investor C Shares exchanged. Daily Shares purchased directly are not subject to a CDSC. The CDSC is imposed on the lesser of the net asset value of the Daily Shares redeemed or the initial purchase price of the Investor C Shares exchanged to acquire the Daily Shares being redeemed. No CDSC is imposed on increases in net asset value above the initial purchase price of the exchanged Investor C Shares, including shares acquired by reinvestment of distributions.


Solely for purposes of determining the period of time that has elapsed from the initial purchase of any Investor C Shares, all purchases are deemed to have been on the trade date of the transaction. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of initial purchase of Investor C Shares.

The CDSC will be waived on redemptions of Daily Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986 (the "Code")) of a shareholder (including a registered joint owner), (ii) in connection with the fol-lowing retirement plan distributions: (a) by qualified plans, (except in cases of plan level terminations), (b) distributions from an IRA following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA, and
(d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code,
(iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Daily Shares held in the account is less than the minimum account size, (v) in connection with the combination of Nations Funds with any other registered investment company by merger, acquisition of assets or by any other transaction, and (vi) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Daily Shares in the account. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.



REINSTATEMENT PRIVILEGE: Within 120 days after a redemption of Daily Shares of the Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor A Shares of the Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor A Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.


AUTOMATIC WITHDRAWAL PLAN: An Automatic Withdrawal Plan ("AWP") may be established by a shareholder of the Fund if the value of the Daily Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Daily shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the Daily Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Daily Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Selling Agent or by Nations Funds at any time.


   How To Exchange Shares


The exchange feature enables a shareholder of Daily Shares of the Fund to exchange such shares for Investor C Shares of a Non-Money Market Fund or Daily Shares of another Money Market Fund when that shareholder believes that a shift between funds is an appropriate investment decision. An exchange of Daily Shares for shares of another fund is made on the basis of the next calculated net asset value per share of each fund after the exchange order is received.


No CDSC will be imposed in connection with an exchange of Daily Shares that meets the require-ments discussed in this section. If a shareholder acquires shares in exchange for Daily Shares of the Fund, the acquired shares will remain subject to the CDSC applicable to the Investor C Shares exchanged to acquire the subject Daily Shares. In addition, the remaining period of time (if any) that the CDSC will be in effect will be computed from the time of the initial purchase of the previously held Investor C Shares.



The Fund and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.



The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.



The Daily Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Funds reserves the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


Daily Shares may be exchanged by directing a request directly to the Agent through which the original Daily Shares were purchased or in some cases Stephens or the Transfer Agent. During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the Agent through which the original shares were purchased. Investors should consult their Agent or Stephens for further information regarding exchanges. Your exchange feature may be governed by your account agreement with your Agent.


AUTOMATIC EXCHANGE FEATURE: Under the Funds' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one fund of Nations Fund to another as allowed by the applicable exchange rules within the Prospectus. Exchanges will occur on or about the 15th or the last day of the applicable month. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, a shareholder should contact his/her Selling Agent or Nations Funds.

   Shareholder Servicing And
   Distribution Plans
SHAREHOLDER SERVICING PLAN: The Fund's
shareholder servicing plan ("Servicing Plan") permits the Fund to compensate Servicing Agents for certain shareholder support services that are provided by the Servicing Agents to their Customers that own Daily Shares. Payments under the Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Fund's Daily Shares. The shareholder services provided by Servicing Agents may include general shareholder liaison services; processing purchase, exchange and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from the Fund on behalf of Customers; providing sales information periodically to Customers, including information showing their positions in Daily Shares; providing sub-accounting with respect to Daily Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Daily Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.


Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Fund's Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.



DISTRIBUTION PLAN: Pursuant to Rule 12b-1 under the 1940 Act, the Directors also have approved a Distribution Plan with respect to Daily Shares of the Fund. Pursuant to the Distribution Plan, the Fund may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of Daily Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors provided that the annual rate may not exceed 0.45% of the average daily net asset value of the Fund's Daily Shares. Payments to Stephens pursuant to the Distribution Plan will be used primarily to compensate or reimburse Stephens for distribution services provided by Stephens and related expenses incurred by Stephens, including payments by Stephens to compensate or reimburse Selling Agents for sales support services provided, and related expenses incurred by, such Selling Agents.



Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Fund during a specified period of time. Stephens also may, from time to time, pay additional consideration to Agents not to exceed 0.50% of the offering price per share on all sales of Daily Shares to retirement plans as an expense of Stephens or for which Stephens may be reimbursed under the Distribution Plan or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.



In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Fund may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.



Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Fund's Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAI for more details on the Distribution Plan.


Nations Funds understands that Selling Agents and/or Servicing Agents may charge fees to their Customers who are the owners of Daily Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Shareholder Servicing Agreement with Nations Funds. The Sales Support Agreements and Shareholder Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agents by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers of Agents should read this Prospectus in light of the terms governing their accounts with their Agents.



   How The Fund Values Its Shares



The net asset value of a share of each class of shares in the Fund is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day.



The assets of the Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of the Fund at $1.00, there can be no assurance that their net asset value per share will not vary.


   How Dividends And Distributions Are
   Made; Tax Information


DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of the Fund are declared daily to shareholders at 3:00 p.m., Eastern time on the day of declaration. Daily Shares begin earning dividends on the day the purchase order is executed and continue earning dividends through and including the day before the redemption order is executed (E.G., the settlement date). Dividends are paid within five Business Days after the end of each month. Dividends are paid in the form of additional Daily Shares of the Fund unless the Customer has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Fund's Transfer Agent and will become effective with respect to dividends paid after its receipt. Your dividend election may be governed by your account agreement with your Selling Agent. Dividends are paid in cash within five Business Days after a shareholder's complete redemption of his/her Daily Shares in the Fund. To the extent that there are any net short-term capital gains, they will be paid at least annually.



The Fund's net investment income available for distribution to the holders of Daily Shares will be reduced by the amount of sales support and shareholder servicing fees paid to Selling Agents and Servicing Agents, respectively. The Fund's net investment income available for distribution to the holders of Daily Shares will be reduced by the amount of retail transfer agency fees allocated to Daily Shares.

TAX INFORMATION: The Fund intends to qualify as a "regulated investment company" under the Code. Such qualification relieves the Fund of liability for Federal income tax on amounts distributed in accordance with the Code.


The Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Distributions by the Fund will be taxable as ordinary income to shareholders who are not currently exempt from Federal income tax, whether such income is received in cash or reinvested in additional shares. (Federal income tax for distributions to an IRA is generally deferred under the Code.) These distributions will not qualify for the dividends received deduction for corporate shareholders.


Dividends received from the Fund may qualify as tax-exempt dividends for state income tax purposes in some states. The Fund does not expect to realize any long-term capital gains, and therefore, does not expect to distribute any capital gains dividends.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends (and capital gains, if applicable) paid during the prior year. Such dividends (and capital gains) may be subject to state and local taxes.

Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any dividends (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Fund to withhold tax on dividends, distributions and proceeds from the disposition of Fund shares paid to certain foreign shareholders.



The foregoing discussion is based on tax laws and regulations that were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Fund and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the SAI.


   Appendix A -- Portfolio Securities


The following are summary descriptions of certain types of instruments in which the Fund may invest. The "How Objective Is Pursued" section of this Prospectus identifies the Fund's permissible investments, and the SAI contain more information concerning such investments.



BANK INSTRUMENTS: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Fund will limit its investments in bank obligations so they do not exceed 25% of the Fund's total assets at the time of purchase.



BORROWINGS: When the Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Fund may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements, the Fund may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.



Reverse repurchase agreements may be considered to be borrowings. When the Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, the Fund may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.



At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities ("U.S. Government Securities"), or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Fund may not establish a segregated account when the Adviser believes it is not in the best interests of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.



Currently, the Fund has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.



ILLIQUID SECURITIES: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Fund will not hold more than 10% of the value of its net assets in securities that are illiquid or such lower percentage as may be required by the states in which the Fund sells its shares. Repurchase agreements, time deposits and GICs that do not provide for payment to the Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities.



If otherwise consistent with its investment objective and policies, the Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under

Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Fund's Board of Directors or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.



INTEREST RATE TRANSACTIONS: In order to attempt to protect the value of its portfolio from interest rate fluctuations, the Fund may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. The Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. The Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.


The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of the Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. The Fund will not sell interest rate caps or floors that it does not own.


MONEY MARKET INSTRUMENTS: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.


OTHER INVESTMENT COMPANIES: The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations' Non-Money Market Funds may purchase shares of Nations' Money Market Funds.



REPURCHASE AGREEMENTS: A repurchase agreement involves the purchase of a security by the Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a duration of more than seven days are considered illiquid securities and are subject to the limit stated above. The Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

SECURITIES LENDING: To increase return on portfolio securities, the Fund may lend its portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of the Fund may not exceed 33% of the value of its total assets. Cash collateral received by a Nations Fund may be invested in a Nations' Money Market Fund.



U.S. GOVERNMENT OBLIGATIONS: U.S.
Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Assocation; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.


The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.


VARIABLE- AND FLOATING-RATE INSTRUMENTS: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. The Fund will invest in securities with demand features where (a) the security or its issuer has received a short-term rating from an NRSRO; and (b) the issuer of the demand feature, or another institution, undertakes to notify promptly the holder of the security in the event that the demand feature is substituted with a demand feature provided by another issuer. (Note, however, that certain securities first issued on or before June 3, 1996 are not subject to these rating and notice requirements.) An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

   Appendix B -- Description Of Ratings

The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A -- Debt rated A has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

     AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

     AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

     A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.
The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:


     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


The following summarizes the two highest rating categories used by Fitch for short-term obligations:



     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.



     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.



Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

For commercial paper, D&P uses the short-term ratings described above.

For commercial paper, Fitch uses the short-term ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

     AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

     AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

     TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

The following summarizes the three highest long-term ratings used by IBCA:

     AAA -- Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA -- Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     A -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

The following summarizes the two highest short-term debt ratings used by IBCA:

     A1+ -- Where issues possess a particularly strong credit feature.


     A1 -- Obligations supported by the highest capacity for timely repayment.

                               NATIONS FUND, INC.


                       STATEMENT OF ADDITIONAL INFORMATION



                               NATIONS PRIME FUND
                              NATIONS TREASURY FUND
                           NATIONS EQUITY INCOME FUND
                       NATIONS GOVERNMENT SECURITIES FUND
                        NATIONS INTERNATIONAL EQUITY FUND


                       INVESTOR SHARES AND PRIMARY SHARES


                                 August 1, 1997



        This Statement of Additional Information ("SAI") provides supplementary information pertaining to the classes of shares representing interests in the above listed five investment portfolios of Nations Fund, Inc. (individually, a "Fund" and collectively, the "Funds"). This SAI is not a prospectus, and should be read only in conjunction with the current Prospectuses for the aforementioned Funds related to the class or series of shares in which one is interested, dated August 1, 1997 (each a "Prospectus"). All terms used in this SAI that are defined in the Prospectuses will have the same meanings assigned in the Prospectuses. Copies of these Prospectuses may be obtained by writing Nations Funds c/o Stephens Inc., One NationsBank Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Funds at (800) 321-7854.

                                TABLE OF CONTENTS



                                                                                                 Page

INTRODUCTION ................................................................................       1

FUND TRANSACTIONS AND BROKERAGE..............................................................       1
        General Brokerage Policy....................................................................1
        Prime, Treasury and Government Securities Funds......................................       1
        Equity Income and International Equity Funds.........................................       2
        Section 28(e) Standards.....................................................................      3

ADDITIONAL INFORMATION ON FUND INVESTMENTS ..................................................       4
        General..............................................................................       4
        When-Issued Securities ..............................................................       5
        Delayed Delivery Transactions .......................................................       5
        Foreign Currency Transactions .......................................................       5
        Futures, Options and Other Derivative
              Instruments ...................................................................       6
        Interest Rate Transactions ..........................................................      14
        Asset-Backed Securities..............................................................      15
        Special Situations...................................................................      17
        Reverse Repurchase Agreements .......................................................      18
        Securities Lending...................................................................      18
        Short Sales..........................................................................      18
        Guaranteed Investment Contracts .....................................................      18
        Illiquid Securities..................................................................      19
        Lower Rated Debt Securities..........................................................      19
        Commercial Instruments...............................................................      20
        Municipal Securities.................................................................      21
        Real Estate Investment Trusts........................................................      22
        Additional Investment Limitations ...................................................      22

NET ASSET VALUE..............................................................................      24
        Purchases and Redemptions............................................................      24
        Investment Strategy..................................................................      24
        Net Asset Value Determination........................................................      25
        Exchanges............................................................................      26

DESCRIPTION OF SHARES........................................................................      26
        Dividends and Distributions..........................................................      26

ADDITIONAL INFORMATION CONCERNING TAXES......................................................      27
       Qualification as a Regulated Investment
              Company........................................................................      27
        Excise Tax on Regulated Investment Companies.........................................      29
        Distributions and Other Matters......................................................      29
        Sale or Redemption of Shares ........................................................      30
        Tax Rates............................................................................      30
        Foreign Shareholders ................................................................      30
        Effect of Future Legislation: Local Tax Considerations...............................      30


                                       i



DIRECTORS AND OFFICERS.......................................................................      31
        Nations Funds Retirement Plan........................................................      35
        Nations Funds Deferred Compensation Plan ...........................................       35
        Compensation Table...................................................................      36

INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
TRANSFER AGENCY, SHAREHOLDER SERVICING AND
DISTRIBUTION AGREEMENTS .....................................................................      38
        The Company and Its Common Stock.....................................................      38
        Investment Adviser...................................................................      38
        Investment Styles....................................................................      43
        Administrator and Co-Administrator...................................................      44
        Distribution Plans and Shareholder Servicing
            Arrangements for Investor Shares.................................................      45
        Shareholder Servicing Agreements-Money Market Funds
            (Primary B Shares)...............................................................      54
        Shareholder Administration Plan-Non-Money Market Funds
            (Primary B Shares)...............................................................      55
        Expenses.............................................................................      55
        Transfer Agents and Custodians.......................................................      57

DISTRIBUTOR .................................................................................      57

INDEPENDENT ACCOUNTANT AND REPORTS...........................................................      57

COUNSEL............................................................................................57

ADDITIONAL INFORMATION ON PERFORMANCE........................................................      58
        Yield Calculations...................................................................      58
        Total Return Calculations............................................................      60

MISCELLANEOUS ...............................................................................      63
        Certain Record Holders...............................................................      63

SUITABILITY OF NATIONS TREASURY FUND FOR
INVESTMENT BY MUNICIPAL INVESTORS............................................................      71

SCHEDULE A - Description of Ratings...........................................................    A-1

SCHEDULE B - Additional Information Concerning Options &
Futures......................................................................................     B-1

SCHEDULE C - Additional Information Concerning Mortgage
Backed Securities............................................................................     C-1

                                  INTRODUCTION

      Nations Fund, Inc. (the "Company") is a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the mutual fund being considered for investment. This information about the Company is included in various Prospectuses. The Prospectuses relate to the Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of Nations Prime Fund (the "Prime Fund") and Nations Treasury Fund (the "Treasury Fund") (hereinafter the Prime or Treasury Funds, collectively referred to as the "Money Market Funds"), and the Primary A, Primary B, Investor A, Investor B (formerly called Investor N Shares) and Investor C Shares of Nations Equity Income Fund (the "Equity Income Fund"), Nations Government Securities Fund (the "Government Securities Fund") and Nations International Equity Fund (the "International Equity Fund") (hereinafter the Equity Income, Government Securities and International Equity Funds, collectively referred to as the "Non-Money Market Funds"). The Primary A and Primary B Shares are collectively referred to herein as "Primary Shares" and the Investor A, Investor B, Investor C, and Daily Shares are referred to as "Investor Shares." Prospectuses relating to these Funds may be obtained without charge by written request to Nations Funds, c/o Stephens, Inc., One NationsBank Plaza, 33rd Floor, Charlotte, NC 28255. Investors also may call toll-free at
(800) 321-7854.

     NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is sub-investment adviser to all of the Funds except International Equity Fund. Gartmore Global Partners ("Gartmore") serves as sub-investment adviser to International Equity Fund. As used herein, "Adviser" shall mean NBAI, TradeStreet and/or Gartmore as the context may require.

      This SAI is intended to furnish prospective investors with additional information concerning the Company and the Funds. Some of the information required to be in this SAI is also included in the Funds' current Prospectuses, and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Additionally, the Prospectuses and this SAI omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectuses and this SAI, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                         FUND TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

      Subject to policies established by the Board of Directors of the Company, the Adviser is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of such Fund's securities transactions, and for the allocation of brokerage fees in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While the Adviser generally seeks reasonably competitive commission rates, a Fund does not necessarily pay the lowest commission or spread available.

      During the fiscal year ended May 31, 1995, and for the fiscal period ended March 31, 1996, and for the fiscal year ended March 31, 1997, the Company did not pay brokerage commissions to NationsBanc Securities, Inc., NationsBanc Capital Markets, Inc., Nations Securities or Stephens.

PRIME, TREASURY AND GOVERNMENT SECURITIES FUNDS

      Since purchases and sales of fund securities by the Prime, Treasury, and Government Securities Funds are usually principal transactions, these Funds incur little or no brokerage commissions. Fund securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. These Funds may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

      The Company does not generally seek to profit from short-term trading, and will generally (although not always) hold fund securities to maturity, but the Adviser may seek to enhance the yield of the Money Market Funds by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. The Adviser may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Adviser's judgment as to desirable fund maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The fundamental policies of each of the Funds require that investments mature within one year or less. The amortized cost method of valuing fund securities requires that each Fund maintain an average weighted portfolio maturity of 90 days or less. Thus, there is likely to be relatively high fund turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Money Market Funds.

EQUITY INCOME AND INTERNATIONAL EQUITY FUNDS

      During the fiscal year ended May 31, 1995, for the fiscal period ended March 31, 1996 and for the fiscal year ended March 31, 1997, the Equity Income Fund paid aggregate brokerage commissions of $2,076,553, $578,343 and $1,083,187.32, respectively. A portion of the securities in which the Equity Income Fund invests are traded in over-the-counter markets, and in such transactions such Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere. Equity Income Fund transactions placed through dealers serving as primary market makers are effected at net prices, without commissions as such, but which include compensation in the form of a mark up or mark down. During the fiscal year ended May 31, 1995, for the fiscal period ended March 31, 1996 and for the fiscal year ended March 31, 1997, the International Equity Fund paid aggregate brokerage commissions of $2,108,611, $1,251,696 and $1,738,165.19, respectively.

      The Adviser anticipates that most brokerage services will be provided by brokerage companies located in London. A portion of the securities in which the Funds invest are traded in over-the-counter markets, and in such transactions each such Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commissions as such, but which include compensation in the form of a mark up or mark down.

      The Adviser may from time to time determine target levels of commission business to transact with various brokers on behalf of its clients (including the Company) over a certain time period. The target levels will be determined based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and
(3) the broker's attitude toward and interest in mutual funds in general and in the Company and other mutual funds advised by the Adviser in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by the Adviser.

      Subject to the overall objective of obtaining best price and execution for a Fund, the Adviser may also consider sales of shares of such Fund and of the other mutual funds managed or advised by the Adviser as a factor in the selection of broker/dealers to execute portfolio transactions for the Funds.

      The Adviser will seek, whenever possible, to recapture for the benefit of a Fund any commission, fees, brokerage or similar payments paid by such Fund on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of an account's portfolio securities in a tender or exchange offer.

      The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to the Adviser may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under its agreements with each Fund and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker/dealers may be useful to the Adviser in connection with its services to other advisory clients, including the investment companies which it advises. Also, the Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker/dealers.

      The Adviser and its affiliates manage several other investment accounts, some of which may have investment objectives similar to those of one or more of the Funds. It is possible that, at times, identical securities will be appropriate for investment by one or more of the Funds and by one or more of such investment accounts. The position of each account, however, in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in the securities of the same issuer may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of a Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by the Adviser. The Adviser may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

      In some cases the procedure for allocating securities transactions among the various investment accounts advised by the Adviser and its affiliates could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, the main factors considered by the Adviser are the respective investment objectives and policies of such advisory clients, the relative size of holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

SECTION 28(E) STANDARDS

      Under Section 28(e) of the Securities Exchange Act of 1934, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

      Broker/dealers utilized by the Adviser may furnish statistical, research and other information or services which are deemed by the Adviser to be beneficial to the Funds' investment programs. Research services received from brokers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

      The outside research assistance is useful to the Adviser since the brokers utilized by the Adviser as a group tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a diverse perspective on financial markets. Research services which are provided to the Adviser by brokers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. The Adviser is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by brokers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Funds. Similarly, any research services received by the Adviser through the placement of fund transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Company by improving the quality of the Adviser's investment advice. The advisory fees paid by the Company are not reduced because the Adviser receives such services.

      Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Funds.

                   ADDITIONAL INFORMATION ON FUND INVESTMENTS

GENERAL

      Information concerning each Fund's investment objective is set forth in each of the Prospectuses under the headings "Investment Objectives And Policies," and "Appendix A." There can be no assurance that the Funds will achieve their objectives. The principal features of the Funds' investment programs and the primary risks associated with those investment programs are discussed in the Prospectuses under the heading "Investment Objectives And Policies" and "Appendix A." The securities in which the Money Market Funds invest may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The values of the securities in which the Funds invest fluctuate based upon interest rates, foreign currency rates, the financial stability of the issuer and market factors.

      Pursuant to one of the Company's fundamental investment restrictions (see "Investment Limitations" in the Company's Prospectuses), the Company does not have authority to purchase any securities which would cause more than 25% of the value of any Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that, there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and further provided that with respect to the Money Market Funds only, there is no limitation with respect to investments in obligations by banks. The position of the staff of the SEC is that the exclusion with respect to banks may only be applied to domestic banks. For this purpose, the staff also takes the position that United States branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks." The Company currently intends to consider only obligations of "domestic banks" to be within the exclusion with respect to banks. For this purpose, "domestic banks" will be construed by the Company to include: (a) United States branches of foreign banks, to the extent they are subject to the same regulation as United States banks; and (b) foreign branches of domestic banks with respect to which the domestic bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.

WHEN-ISSUED SECURITIES

      Each Fund may purchase securities on a "when-issued" basis, that is, the date for delivery of the payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within 45 days after the date of the transaction). Each Fund may also purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the when-issued securities are fixed at the time the buyer enters into the commitment. Each Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but each Fund may sell these securities before the settlement date if it is deemed advisable.

      If a Fund purchases a when-issued security, the Fund will direct its custodian bank to segregate cash or high grade securities in an amount equal to the when-issued commitment. Segregated securities will be valued at market for the purpose of determining the adequacy of the segregated securities. If the market value of such segregated securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated securities will equal the amount of the Fund's when-issued commitments. To the extent funds securities are segregated, they will not be available for new investment or to meet redemptions.

      Securities purchased on a when-issued basis and the securities held in the Funds are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., experiencing appreciation when interest rates fall). Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there is a possibility that the Fund will experience greater fluctuation in the market value of its assets.

      Furthermore, when the time comes for a Fund to meet its obligations under when-issued commitments, the Fund will do so by use of its then available cash, by the sale of segregated securities, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation thereunder). The sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income tax. The value of when-issued securities on the settlement date may be more or less than the purchase price.

DELAYED DELIVERY TRANSACTIONS

      In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous.

FOREIGN CURRENCY TRANSACTIONS

      As described in the Prospectuses, certain Funds may invest in foreign currency transactions. Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may also purchase and sell foreign currency futures contracts and related options (see "Purchase and Sale of Currency Futures Contracts and Related Options"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers.

      Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. A Fund will direct its custodian to segregate high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

      A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when the Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the Adviser believes that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

      A Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the fund securities are denominated (a "cross-hedge").

      Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

      The Fund's custodian will segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating all or part of such securities, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

      FUTURES CONTRACTS IN GENERAL. A futures contract is an agreement between two parties for the future delivery of fixed income securities or for the payment or acceptance of a cash settlement in the case of futures contracts on an index of fixed income or equity securities. A "sale" of a futures contract means the contractual obligation to deliver the securities at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, three-month U.S. Treasury Bills, bank certificates of deposit, and on indices of municipal, corporate and government bonds.

      While futures contracts based on securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Fund will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, a Fund must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and a Fund that engages in futures transactions may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to a futures contract based on securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

      Futures contracts on indices of securities are settled through the making and acceptance of cash settlements based on changes in value of the underlying rate or index between the time the contract is entered into and the time it is liquidated.

      FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND RELATED INDICES. As noted in their respective Prospectuses, certain Funds may enter into transactions in futures contracts for the purpose of hedging a relevant portion of their portfolios. A Fund may enter into transactions in futures contracts that are based on U.S. Government obligations, including any index of government obligations that may be available for trading. Such transactions will be entered into where movements in the value of the securities or index underlying a futures contract can be expected to correlate closely with movements in the value of securities held in a Fund. For example, a Fund may sell futures contracts in anticipation of a general rise in the level of interest rates, which would result in a decline in the value of its fixed income securities. If the expected rise in interest rates occurs, the Fund may realize gains on its futures position, which should offset all or part of the decline in value of fixed income fund securities. A Fund could protect against such decline by selling fixed income securities, but such a strategy would involve higher transaction costs than the sale of futures contracts and, if interest rates again declined, the Fund would be unable to take advantage of the resulting market advance without purchases of additional securities.

      The purpose of the purchase or sale of a futures contract on government securities and indices of government securities, in the case of the above-referenced Funds, which hold or intend to acquire long-term debt securities, is to protect a Fund from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if long-term bonds are held by a Fund, and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds held by the Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. When a Fund is not fully invested and a decline in interest rates is anticipated, which would increase the cost of fixed income securities that the Fund intends to acquire, it may purchase futures contracts. In the event that the projected decline in interest rates occurs, the increased cost of the securities acquired by the Fund should be offset, in whole or part, by gains on the futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of transactions involving futures contracts on fixed income securities, a Fund will purchase the securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

      Similarly, when it is expected that interest rates may decline, futures contracts on fixed income securities and indices of government securities may be purchased for the purpose of hedging against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of such futures contracts should be similar to that of long-term bonds, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds in the cash market. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of these futures contracts as an investment technique allows a Fund to act in anticipation of such an interest rate decline without having to sell its portfolio securities. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained by a Fund will consist of cash, cash equivalents or high quality debt securities of the Fund in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial deposit and variation margin payments made by the Fund with respect to such futures contracts.

      STOCK INDEX FUTURES CONTRACTS. As described in the Prospectuses, certain Funds may sell stock index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of securities to be sold. Conversely, a Fund may purchase stock index futures contracts in order to protect against anticipated increases in the cost of securities to be acquired.

      In addition, a Fund may utilize stock index futures contracts in anticipation of changes in the composition of its portfolio. For example, in the event that a Fund expects to narrow the range of industry groups represented in its portfolio, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. As such securities are acquired, a Fund's futures positions would be closed out. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.
      OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to enter into a "long" position in the underlying futures contract (i.e., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (i.e., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed price (the "strike price") up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchase of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      OPTIONS ON FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND RELATED INDICES. As described in the Prospectuses, certain Funds may purchase put options on futures contracts in which such Funds are permitted to invest for the purpose of hedging a relevant portion of their portfolios against an anticipated decline in the values of portfolio securities resulting from increases in interest rates, and may purchase call options on such futures contracts as a hedge against an interest rate decline when they are not fully invested. A Fund would write options on these futures contracts primarily for the purpose of terminating existing positions.

      OPTIONS ON STOCK INDEX FUTURES CONTRACTS, OPTIONS ON STOCK INDICES AND OPTIONS ON EQUITY SECURITIES. As described in the Prospectuses, certain Funds may purchase put options on stock index futures contracts, stock indices or equity securities for the purpose of hedging the relevant portion of their portfolio securities against an anticipated market-wide decline or against declines in the values of individual portfolio securities, and they may purchase call options on such futures contracts as a hedge against a market advance when they are not fully invested. A Fund would write options on such futures contracts primarily for the purpose of terminating existing positions. In general, options on stock indices will be employed in lieu of options on stock index futures contracts only where they present an opportunity to hedge at lower cost. With respect to options on equity securities, a Fund may, under certain circumstances, purchase a combination of call options on such securities and U.S. Treasury bills. The Adviser believes that such a combination may more closely parallel movements in the value of the security underlying the call option than would the option itself.

      Further, while a Fund generally would not write options on individual portfolio securities, it may do so under limited circumstances known as "targeted sales" and "targeted buys," which involve the writing of call or put options in an attempt to purchase or sell portfolio securities at specific desired prices. A Fund would receive a fee, or a "premium," for the writing of the option. For example, where the Fund seeks to sell portfolio securities at a "targeted" price, it may write a call option at that price. In the event that the market rises above the exercise price, it would receive its "targeted" price, upon the exercise of the option, as well as the premium income. Also, where it seeks to buy portfolio securities at a "targeted" price, it may write a put option at that price for which it will receive the premium income. In the event that the market declines below the exercise price, a Fund would pay its "targeted" price upon the exercise of the option. In the event that the market does not move in the direction or to the extent anticipated, however, the targeted sale or buy might not be successful and a Fund could sustain a loss on the transaction that may not be offset by the premium received. In addition, a Fund may be required to forego the benefit of an intervening increase or decline in value of the underlying security.

      OPTIONS AND FUTURES STRATEGIES. The Adviser may seek to increase the current return of the Fund by writing covered call or put options. In addition, through the writing and purchase of options and the purchase and sale of U.S. and certain foreign stock index futures contracts, interest rate futures contracts, foreign currency futures contracts and related options on such futures contracts, the Adviser may at times seek to hedge against a decline in the value of securities included in the Fund or an increase in the price of securities that it plans to purchase for the Fund. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return. A Fund's investment in foreign stock index futures contracts and foreign interest rate futures contracts, and related options on such futures contracts, are limited to only those contracts and related options that have been approved by the CFTC for investment by U.S. investors. Additionally, with respect to a Fund's investment in foreign options, unless such options are specifically authorized for investment by order of the CFTC or meet the definition of trade options as set forth in CFTC rule 32.4, a Fund will not make these investments.

      The ability of a Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices, foreign government securities and foreign currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes stated below. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations. Although a Fund will only engage in options and futures transactions for limited purposes, these activities will involve certain risks which are described below under "Risk Factors Associated with Futures and Options Transactions." A Fund will not engage in options and futures transactions leveraging purposes.

      WRITING COVERED OPTIONS ON SECURITIES. A Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the Adviser determines is appropriate in seeking to attain its objective. Call options written by a Fund give the holder the right to buy the underlying securities from a Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

      A Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will maintain in a separate account cash or short-term U.S. Government securities with a value equal to or greater than the exercise price of the underlying securities. A Fund may also write combinations of covered puts and calls on the same underlying security.

      A Fund will receive a premium from writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

      A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

      PURCHASING PUT AND CALL OPTIONS ON SECURITIES. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

      A Fund may also purchase call options to hedge against an increase in prices of securities that it wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

     PURCHASE AND SALE OF OPTIONS AND FUTURES ON STOCK INDICES. A Fund may purchase and sell options on non-U.S. stock indices and stock index futures as a hedge against movements in the equity markets.

      Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

      If the Adviser expects general stock market prices to rise, a Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of a Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, a Fund might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities in a Fund may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such put option or futures contract.

      PURCHASE AND SALE OF INTEREST RATE FUTURES. A Fund may purchase and sell interest rate futures contracts on foreign government securities including, but not limited to, debt securities of the governments and central banks of France, Germany, Denmark and Japan for the purpose of hedging fixed income and interest sensitive securities against the adverse effects of anticipated movements in interest rates.

      A Fund may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the fixed income securities held by a Fund will fall, thus reducing the net asset value of the Fund. This interest rate risk can be reduced without employing futures as a hedge by selling long-term fixed income securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs to a Fund in the form of dealer spreads and brokerage commissions.

      The sale of interest rate futures contracts provides an alternative means of hedging against rising interest rates. As rates increase, the value of a Fund's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of a Fund's investments that are being hedged. While a Fund will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position which operates to terminate the position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

      OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND INTEREST RATE FUTURES CONTRACTS. A Fund may purchase and write call and put options on non-U.S. stock index and interest rate futures contracts. A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures. For example, a Fund may purchase put options or write call options on stock index futures, or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Fund intends to purchase.

      PURCHASE AND SALE OF CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, a Fund may buy or sell currency futures contracts and related options. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against an increase in the price of securities denominated in a particular currency a Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated currency rate changes, and all options on currency futures written by a Fund will be covered.

      A currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a special price. A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is fixed at the point of sale.

      The Fund will write (sell) only covered put and call options on currency futures. This means that a Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. A Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on stock index futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by a Fund in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, a Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference. Alternatively, a Fund may cover the call option through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by a Fund. In the case of put options on currency futures written by the Fund, the Fund will hold the aggregate exercise price in cash, Treasury bills, or other high grade short-term obligations in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the put written and the market value of the puts purchased or the currency futures sold maintained by a Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures by a Fund falls below 100% of the market value of the put options written by the Fund, a Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference.

      If other methods of providing appropriate cover are developed, a Fund reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements. In connection with transactions in stock index options, stock index futures, interest rate futures, foreign currency futures and related options on such futures, a Fund will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

      LIMITATIONS ON PURCHASE OF OPTIONS. The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed 15% of a Fund's assets. The Adviser intends to limit a Fund's writing of over-the-counter options in accordance with the following procedure. Each Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which a Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula also may include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. A Fund will treat all or a part of the formula price as illiquid for purposes of the 15% test imposed by the SEC staff.

      RISK FACTORS ASSOCIATED WITH FUTURES AND OPTIONS TRANSACTIONS. The effective use of options and futures strategies depends on, among other things, a Fund's ability to terminate options and futures positions at times when the Adviser deems it desirable to do so. Although a Fund will not enter into an option or futures position unless the Adviser believes that a liquid secondary market exists for such option or future, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. A Fund generally expects that its options and futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter market. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

      Options and futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these types of transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

      The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of securities which are the subject of the hedge. Such correlation, particularly with respect to options on stock indices and stock index futures, is imperfect, and such risk increases as the composition of a Fund diverges from the composition of the relevant index. The successful use of these strategies also depends on the ability of the Adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

      In addition to certain risk factors described above, the following sets forth certain information regarding the potential risks associated with the Funds' futures and options transactions.

      RISK OF IMPERFECT CORRELATION. A Fund's ability effectively to hedge all or a portion of its portfolio through transactions in futures, options on futures or options on stock indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Fund's securities. If the values of the securities being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the Fund securities. In such instances, a Fund's overall return could be less than if the hedging transactions had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid and extreme fluctuations resulting from changes in the value of a small number of securities. A Fund would, however, effect transactions in such futures or options only for hedging purposes.

      The trading of futures and options on indices involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that a Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Fund.

      A Fund will purchase or sell futures contracts or options only if, in the Adviser's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Fund's portfolio for the hedge to be effective. There can be no assurance that the Adviser's judgment will be accurate.

      POTENTIAL LACK OF A LIQUID SECONDARY MARKET. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by a Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on a Fund's ability effectively to hedge its securities or the relevant portion thereof.

      The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts/suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      RISK OF PREDICTING INTEREST RATE MOVEMENTS. Investments in futures contracts on fixed-income securities and related indices involve the risk that if the Adviser's investment judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

      TRADING AND POSITION LIMITS. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Adviser does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds' investments.

      REGULATIONS ON THE USE OF FUTURES AND OPTIONS CONTRACTS. Regulations of the CFTC require that the Funds enter into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that they are not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by a Fund, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions. In addition, a Fund may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's total assets.

      When a Fund purchases a futures contract, an amount of cash or cash equivalents or high debt securities will be segregated with the Fund's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

      The Funds' ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that a Fund derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months. The Funds may also further their ability to engage in such transactions in response to the policies and concerns of various federal and state regulatory agencies. Such policies may be changed by vote of the Board of Directors.

INTEREST RATE TRANSACTIONS

      Among the strategic transactions into which a Fund may enter are interest rate swaps and the purchase or sale of related caps and floors. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

      A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps, caps and floors are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's Corporation or Moody's Investors Service, Inc. or has an equivalent rating from a Nationally Recognized Statistical Rating Organization ("NRSRO") or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

      With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Fund's net obligation, if any.

ASSET-BACKED SECURITIES
      IN GENERAL. Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

      The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates, and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.

      Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

      The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by GNMA, FNMA and FHLMC. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

      The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

      The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly, which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

      Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

      Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

      Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

      The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

      Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations.

       A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

      The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds.

      NON-MORTGAGE ASSET-BACKED SECURITIES. Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

      Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

      The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset-backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset-backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset-backed Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset-backed Securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset-backed Securities, credit card receivables are unsecured obligations of the card holder.

      The development of non-mortgage-backed securities is at an early stage compared to mortgage-backed securities. While the market for Asset-backed Securities is becoming increasingly liquid, the market for mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities is not as well developed. As stated above, the Adviser, as adviser to each Fund, intends to limit its purchases of mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities to securities that are readily marketable at the time of purchase.

SPECIAL SITUATIONS

      As described in the Prospectuses, certain Funds may invest in "special situations." A special situation arises when, in the opinion of the Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

REVERSE REPURCHASE AGREEMENTS

      At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). In addition, some or all of the proceeds received by a Fund from the sale of a portfolio instrument may be applied to the purchase of a repurchase agreement. To the extent the proceeds are used in this fashion and a common broker/dealer is the counterparty on both the reverse repurchase agreement and the repurchase agreement, the arrangement might be recharacterized as a swap transaction. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Funds' asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

SECURITIES LENDING

      To increase return on portfolio securities, certain of the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, an irrevocable letter of credit issued by (i) a U.S. bank that has total assets exceeding $1 billion and that is a member of the Federal Deposit Insurance Corporation, or (ii) a foreign bank that is one of the 75 largest foreign commercial banks in terms of total assets, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund involved exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. Pursuant to the securities loan agreement a Fund is able to terminate the securities loan upon notice of not more than five business days and thereby secure the return to the Fund of securities identical to the transferred securities upon termination of the loan.

SHORT SALES

      As described in the Prospectuses, certain Funds may from time to time enter into short sales transactions. A Fund will not make short sales of securities nor maintain a short position unless at all times when a short position is open, such Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by a Fund for the purpose of deferring recognition of gain or loss for federal income tax purposes.

GUARANTEED INVESTMENT CONTRACTS

         Guaranteed Investment Contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

         A Fund will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

         A Money Market Fund will acquire GlCs so that they, together with other instruments in such Fund's portfolio which are not readily marketable, will not exceed applicable limitations on such Fund's investments in illiquid securities. A Money Market Fund will restrict its investments in GlCs to those having a term of 397 days or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining under the next readjustment of the guaranteed interest rate.

ILLIQUID SECURITIES

      Certain of the Non-Money Market Funds may invest up to 15% of their net assets, and certain of the Money Market Funds may invest up to 10% of their net assets, in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.

LOWER RATED DEBT SECURITIES

         The yields on lower rated debt and comparable unrated fixed-income securities generally are higher than the yields available on higher-rated securities. However, investments in lower rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Lower rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in a Fund's portfolio, with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

         The market prices of lower rated securities may fluctuate more than higher rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

         Since the risk of default is higher for lower rated securities, the Adviser will try to minimize the risks inherent in investing in lower rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

         Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as may buyers. Each Fund's policies regarding lower rated debt securities is not fundamental and may be changed at any time without shareholder approval.

         While the market values of lower rated debt and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower rated debt and comparable unrated securities may diminish a Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

         Fixed-income securities, including lower rated debt securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, a Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to a Fund.

         The market for certain lower rated debt and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

COMMERCIAL INSTRUMENTS

      Commercial Instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or issued in the U.S. by foreign corporations and foreign commercial banks. The Nations Prime Fund will limit purchases of commercial instruments to instruments which: (a) if rated by at least two Nationally Rated Statistical Rating Organizations ("NRSROs"), are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by Nations Fund, Inc.'s Board of Directors on the advice of the Adviser.

      Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objectives. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Funds as previously described.

      Variable-rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. While some of these notes are not rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Adviser that similar criteria to that set forth above with respect to the issuers of commercial paper purchasable by the Nations Prime Fund are met. Variable-rate instruments acquired by a Fund will be rated at a level consistent with such Fund's investment objective and policies of high quality as determined by a major rating agency or, if not rated, will be of comparable quality as determined by the Adviser.

      Variable- and floating-rate instruments are unsecured instruments that permit the indebtedness thereunder to vary. While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund, a Fund may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss. A Fund may invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk. If such instruments are not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period specified in the instrument.

      The Nations Prime Fund also may purchase short-term participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above.

MUNICIPAL SECURITIES

      The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

      Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

      Municipal securities may include variable or floating rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

      Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

      Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

      Municipal securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income taxes.

      In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise their rights thereunder for trading purposes.

      Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

REAL ESTATE INVESTMENT TRUSTS

      A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

      REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code or 1986, as amended.

ADDITIONAL INVESTMENT LIMITATIONS

      The most significant investment restrictions applicable to the Funds' investment programs are set forth in the Prospectuses under the heading "Investment Limitations." Additionally, as a matter of fundamental policy which may not be changed without a majority vote of a Fund's shareholders (as that term is defined under the heading "Investment Advisory, Administration, Custody, Transfer Agency, Shareholder Servicing and Distribution Agreements -- The Company and Its Common Stock" in this SAI), each Fund will not:

1. Borrow money or issue senior securities as defined in the 1940 Act except that (a) a Fund may borrow money from banks for temporary purposes in amounts up to one-third of the value of such Fund's total assets at the time of borrowing, provided that borrowings in excess of 5% of the value of such Fund's total assets will be repaid prior to the purchase of additional portfolio securities by such Fund, (b) a Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities, which commitments may be considered the issuance of senior securities, and (c) a Fund may issue multiple classes of shares in accordance with SEC regulations or exemptions under the 1940 Act. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

2. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box.) For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

3. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting. This restriction shall not limit a Fund's ability to invest in securities issued by other registered investment companies.

4. Invest in real estate or real estate limited partnership interests. (The Fund may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein.) This restriction does not apply to real estate limited partnerships listed on a national stock exchange (e.g., the New York Stock Exchange).

5. Purchase or sell commodity contracts except that each Fund may, to the extent appropriate under its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts in accordance with its investment policies.

      In addition, certain non-fundamental investment restrictions are also applicable to various investment portfolios, including the following:

1. The Company will not purchase or retain the securities of any issuer if the officers, or directors of the Company, its advisers, or managers owning beneficially more than one half of one percent of the securities of each issuer together own beneficially more than five percent of such securities.

2. No Fund of the Company will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if by reason thereof the value of such Fund's investment in such classes of securities would exceed 5% of such Fund's total assets. For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operation or relevant business experience.

3. No Fund will purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets except that: (a) this restriction shall not apply to standby commitments, (b) this restriction shall not apply to a Fund's transactions in futures contracts and related options, and (c) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

4. No Fund will invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of such Fund's assets, and no more than 2% of the value of the Fund's net assets may be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this undertaking, warrants acquired by a Fund in units or attached to securities will be deemed to have no value).

5. Each of the Nations Prime Fund and the Nations Treasury Fund may not purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities and repurchase agreements fully collateralized by such obligations) if, immediately after such purchase, more than 5% of the value of the Fund's assets would be invested in the securities of such issuer. Notwithstanding the foregoing, up to 25% of each Fund's total assets may be invested for a period of three business days in the first tier securities of a single issuer without regard to such 5% limitation.

6. No Fund of the Company will purchase securities of companies for the purpose of exercising control.

7. No Money Market Fund of the Company will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements, time deposits and GICs with maturities in excess of seven days, illiquid restricted securities, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A and Section 4(2) of the Securities Act of 1933 that the Board of Directors, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

8. No Non-Money Market Fund of the Company will invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements, time deposits and GICs with maturities in excess of seven days, illiquid restricted securities, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A and Section 4(2) of the Securities Act of 1933 that the Board of Directors, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

9. No Fund of the Company will mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount up to one-third of the value of the Fund's total assets at the time of borrowing. For purposes of this limitation, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not considered to be a mortgage, pledge or hypothecation of assets.

10. No Fund of the Company will invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

         No Fund of the Company will purchase oil, gas or mineral leases or other interests (a Fund may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

                                 NET ASSET VALUE

PURCHASES AND REDEMPTIONS

      See "How To Buy Shares" and "How To Redeem Shares" in the Prospectuses for a complete description of the manner in which shares of the various classes of the Funds may be purchased and redeemed.

      The Funds also are available for a variety of retirement plans, including IRAs, that allow investors to shelter some of their income from taxes. Investors should contact their Selling Agents for details concerning retirement plans.

      The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a Fund of the Company not reasonably practicable.

INVESTMENT STRATEGY

         Investing the same dollar amount at regular intervals is an investment strategy known as Dollar Cost Averaging. Using this strategy, investors purchase a greater number of shares when the fund's price is low and fewer shares when the price is high. As a result, the average purchase price for shares will be less than their average cost. Dollar Cost Averaging does not provide assurance of making a profit or any guarantee against loss in continually declining markets. Investors should evaluate whether they are able to make regular investments through periods of declining price levels before deciding to use this investment technique.

NET ASSET VALUE DETERMINATION

      Shares of the common stock of each class of shares of each Fund that are offered by the Prospectuses are sold at their respective net asset value next determined after the receipt of the purchase order, plus any applicable sales charge. Shareholders may at any time redeem all or a portion of their shares at net asset value next determined following receipt of a redemption order, less any contingent deferred sales charge applicable to Investor Shares.

      The net asset value per share of each of the Funds is determined at the times and in the manner described in the Prospectuses.

      The securities of the Money Market Funds are valued on the basis of amortized cost, as are short-term obligations (with maturities of 60 days or less) held by any Fund. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if the security were sold. During such periods, the daily yield on shares of a Fund's class computed as described under "Yield Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

      The valuation of the portfolio instruments based upon their amortized cost and the concomitant attempt to maintain the net asset value per share of $1.00 for the Money Market Funds is permitted in accordance with applicable rules and regulations of the SEC which require each such Fund to adhere to certain conditions, which are more fully described in the Prospectuses for the Money Market Funds.

      With respect to the Equity Income and International Equity Funds, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. With respect to the Government Securities Fund, securities may be valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate maturity and seasoning differential. Securities for which prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities.

      With respect to the Equity Income, Government Securities and International Equity Funds, securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value.

      Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the directors.

      For purposes of determining the net asset value per Share of the International Equity Fund, all assets and liabilities of the International Equity Fund initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

EXCHANGES

      By use of the exchange privilege, the holder of Investor Shares and/or Primary Shares authorizes the transfer agent or the shareholder's financial institution to rely on telephonic instructions from any person representing himself to be the investor and reasonably believed to be genuine. The transfer agent's or a financial institution's records of such instructions are binding. Exchanges are taxable transactions for Federal income tax purposes; therefore, a shareholder will realize a capital gain or loss depending on whether the Investor Shares and/or Primary Shares being exchanged have a value which is more or less than their adjusted cost basis.

      The Company may limit the number of times the exchange privilege may be exercised by a shareholder within a specified period of time. Also, the exchange privilege may be terminated or revised at any time by Nations Fund, Inc. upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange privilege may be terminated or materially revised without notice under certain unusual circumstances.

      The Prospectuses for the Investor Shares and Primary Shares of each Fund describe the exchange privileges available to holders of such Investor Shares and Primary Shares, respectively.

                              DESCRIPTION OF SHARES

DIVIDENDS AND DISTRIBUTIONS

      NATIONS PRIME AND TREASURY FUNDS. All of the net investment income earned by each of the Money Market Funds is declared daily as a dividend to the shareholders of record of each class of shares of each Fund. The Investor A, Investor B, Investor C, Daily and Primary B Shares of each such Fund shall accrue an additional expense not borne by the Primary A Shares as a result of the Rule 12b-1 Plans and/or the Shareholder Servicing Plans or Shareholder Administration Plan and/or Shareholder Administration Agreements applicable to each such class of shares. Consequently, a separate calculation shall be made to arrive at the dividends of each class of shares. Dividends normally accrue on the first day that a purchase order is effective but not on the date that a redemption order is effective. Thus, if a purchase order is accepted prior to 12:00 noon Eastern Standard Time, the shareholder will receive dividends beginning that day. All dividends declared during a month will be paid in cash within five business days after the end of the month. If a shareholder of record redeems all of the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption within five business days of the redemption.

      EQUITY INCOME FUND AND INTERNATIONAL EQUITY FUND. Dividends and distributions from net investment income, if any, are declared and paid quarterly, and capital gains distributions are declared and paid annually. The Investor A, Investor B, Investor C and Primary B Shares of the Funds shall accrue an additional expense not borne by the Primary A Shares as a result of the applicable Rule 12b-1 Plan and/or Shareholder Servicing Plan or Shareholder Administration Plan and/or Shareholder Administration Agreements. Consequently, a separate calculation shall be made to arrive at the net asset value per share and dividends of each class of shares of the Funds.

      GOVERNMENT SECURITIES FUND. Dividends and distributions from net investment income are declared daily and paid monthly, and capital gains distributions are declared and paid annually. The Investor A, Investor B, Investor C and Primary B Shares of the Fund shall accrue an additional expense not borne by the Primary A Shares as a result of the 12b-1 Plans and the Shareholder Servicing Plan or Shareholder Administration Plan and/or Shareholder Administration Agreements. Consequently, a separate calculation shall be made to arrive at the net asset value per share and dividends of each class of shares of the Fund.

      With respect to the Money Market Funds, net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on a Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of Nations Funds prorated to a Fund on the basis of its relative net assets. With respect to the Non-Money Market Funds, net income for dividend purposes consists of (i), (ii) and (iii) above, plus dividend or distribution income on the Fund's assets.

                     ADDITIONAL INFORMATION CONCERNING TAXES

      The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

      The Company has received a private letter ruling from the Internal Revenue Service to the effect that: (i) the differing fees imposed on Primary A, Primary B, Investor A, Investor C, Daily and Investor N Shares with respect to servicing, distribution and administrative support services, and transfer agency arrangements; the differing sales charges on purchases and redemptions of such shares; and the Investor C Shares of the Non-Money Market Funds conversion feature, applicable to shares purchased prior to April 1, 1994, does not result in the Company's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"); and
(ii) the Investor C Shares conversion feature does not constitute a taxable event under the federal income tax law.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

      Each Fund expects to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code some of which are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

      In addition to satisfying the Distribution Requirement, a regulated investment company must (i) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (ii) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months ("Short-Short Gains"). However, foreign currency gains, including those derived from options, futures and forwards, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or options or futures thereon). Because of the limitations on Short-Short Gains, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gains limitations will not prevent a Fund from disposing of specific investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for purposes of Short-Short Gains. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of Short-Short Gains. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

      In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Section 988 of the Code, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss.


      In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (ii) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (iii) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of Short-Short Gains, the holding period of the asset disposed of may be reduced only in the case of clause (i) above. In addition, a Fund may be required to defer the recognition of loss on the disposition of an asset held as part of a straddle may be deemed to the extent of any unrecognized gain on the offsetting position.

      Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gains, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

      Transactions that may be engaged in by certain of the Funds (such as futures contracts and options on stock indices and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss arising from the actual or deemed disposition of a Section 1256 contract is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Internal Revenue Service has held in several private rulings that gains arising from Section 1256 contracts will not be treated as Short-Short Gains if the gains arise from a deemed disposition. A Fund may elect not to have this special tax treatment apply to Section 1256 contracts that are part of "mixed straddles" with other investments of the Fund that are not
Section 1256 contracts.

      A regulated investment company, in determining its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, must generally treat all or part of any net capital loss, or net long-term capital loss incurred after October 31 as if they had been incurred in the succeeding year. Treasury regulations similarly provide that a regulated investment company can elect to defer until the next taxable year recognition of its net capital loss and net currency loss, to the extent such losses arise after October 31 of the current taxable year, in determining its investment company taxable income.

      If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

      A non-deductible 4% excise tax will be imposed on each Fund (other than to the extent of the Fund's tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund will either actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of the calendar year and, thus, expects not to be subject to the excise tax.

DISTRIBUTIONS AND OTHER MATTERS

      For purposes of the corporate alternative minimum tax (the "AMT") and the "environmental tax," the corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's alternative minimum taxable income ("AMTI"). However, corporate shareholders will generally be required to take the full amount of any dividend received from the Equity Income Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

      If a regulated investment company purchases shares in a "passive foreign investment company" ("PFIC"), the regulated investment company may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the regulated investment company's disposition of its PFIC shares. If a regulated investment company invests in a PFIC, the regulated investment company intends to make an election, prescribed by proposed Treasury Regulations, to mark-to-market its interest in PFIC shares. Pursuant to the election, the regulated investment company will be treated as recognizing at the end of each taxable year the excess, if any, of the fair market value of its interest in PFIC shares over its basis in such shares. Although such excess will be taxable to the regulated investment company as ordinary income notwithstanding any distributions by the PFIC, the regulated investment company will not be subject to federal income tax or the interest charge with respect to its interest in the PFIC.

      Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his/her shares; any excess will be treated as gain from the sale of his/her shares, as discussed below.

      Prior to purchasing shares in one of the Non-Money Market Funds, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

      Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, even though such distributions economically constitute a return of capital to the shareholder.

SALE OR REDEMPTION OF SHARES

      A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund (or substantially identical shares) within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital in nature and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent capital gains plus, in the case of a taxpayer filing an individual tax return, $3,000 of ordinary income.

      If a shareholder (i) incurs a sales load in acquiring shares of a Fund,
(ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.

      Nations Fund, Inc. may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of Nations Fund, Inc.'s responsibilities under the 1940 Act. Such payments in-kind shall also result in recognized gain or loss, and most likely be capital in nature, to a redeeming shareholder on the difference between the fair market value of the securities received and the shareholder's adjusted tax basis in the Fund shares sold or redeemed.

TAX RATES

      As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax rate applicable to ordinary income and net capital gains is 35% (however, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000).

FOREIGN SHAREHOLDERS

      Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

EFFECT OF FUTURE LEGISLATION;  LOCAL TAX CONSIDERATIONS

      The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Rules of state and local taxation for ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions of net investment income may be taxable to shareholders as dividend income under state or local law even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations, which, if realized directly, would be exempt from such taxes. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                             DIRECTORS AND OFFICERS

      The directors and executive officers of the Company and their principal occupations during the last five years are set forth below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Those directors who are "interested persons" of the Company (as defined in the 1940 Act) are indicated by an asterisk(*).



                                                                                  PRINCIPAL OCCUPATIONS
                                                                                  DURING PAST 5 YEARS
                                                        POSITION WITH             AND CURRENT
NAME ADDRESS AND AGE                                     THE COMPANY              DIRECTORSHIPS

Edmund L. Benson, III, 60                                 Director                Director, President and
Saunders & Benson, Inc.                                                           Treasurer, Saunders & Benson,
728 East Main Street                                                              Inc. (Insurance); Trustee,
Suite 400                                                                         Nations Institutional Reserves
Richmond, VA 23219                                                                and Nations Fund Trust, Director,
                                                                                  Nations Fund, Inc., Nations
                                                                                  LifeGoal Funds, Inc., and Nations
                                                                                  Fund Portfolios, Inc.

James Ermer, 54                                           Director                Senior Vice President- Finance,
13705 Hickory Nut Point                                                           CSX Corporation (transportation
Midlothian, VA  23112                                                             and natural resources); Director,
                                                                                  National Mine Service; Director,
                                                                                  Lawyers Title Corporation;
                                                                                  Trustee, Nations Institutional



                                       31




                                                                                  PRINCIPAL OCCUPATIONS
                                                                                  DURING PAST 5 YEARS
                                                        POSITION WITH             AND CURRENT
NAME ADDRESS AND AGE                                     THE COMPANY              DIRECTORSHIPS

                                                                                   Reserves and Nations Fund Trust;
                                                                                   Director, Nations Fund, Inc.,
                                                                                   Nations LifeGoal Funds, Inc., and
                                                                                   Nations Fund Portfolios, Inc.


Thomas F. Keller, 65                                      Director                R.J. Reynolds Industries
Fuqua School of Business                                                          Professor of Business
P.O. Box 90120                                                                    Administration and Dean, Fuqua
Duke University                                                                   School of Business, Duke
Durham, NC 27708                                                                  University; Director, LADD
                                                                                  Furniture, Inc.; Director, Wendy's
                                                                                  International Mentor Growth Fund,
                                                                                  and Cambridge Trust; Director,
                                                                                  Hatteras Income Securities, Inc.,
                                                                                  Nations Government Income Term
                                                                                  Trust 2003, Inc., Nations
                                                                                  Government Income Term Trust 2004,
                                                                                  Inc., Nations Balanced Target
                                                                                  Maturity Fund, Inc., Nations Fund,
                                                                                  Inc., Nations LifeGoal Funds,
                                                                                  Inc., and Nations Fund Portfolios,
                                                                                  Inc.; Trustee, Nations
                                                                                  Institutional Reserves and Nations
                                                                                  Fund Trust.

Carl E. Mundy, Jr., 62                                    Director                Commandant, United States Marine
9308 Ludgate Drive                                                                Corps, from July 1991 to July
Alexandria, VA  22309                                                             1995; Commanding General, Marine
                                                                                  Forces Atlantic, from June 1990 to
                                                                                  June 1991; Director, Nations Fund,
                                                                                  Inc., Nations LifeGoal Funds,
                                                                                  Inc., and Nations Fund Portfolios,
                                                                                  Inc.; Trustee, Nations
                                                                                  Institutional Reserves and Nations
                                                                                  Fund Trust.

A. Max Walker*, 75                           President, Director and              Financial consultant; Formerly,
4580 Windsor Gate Court                      Chairman of the Board                President, A. Max Walker, Inc.;
Atlanta, GA 30342                                                                 Director and Chairman of the
                                                                                  Board, Hatteras Income Securities,
                                                                                  Inc., Nations Government Income
                                                                                  Term Trust 2003, Inc., Nations
                                                                                  Government Income Term Trust 2004,
                                                                                  Inc., Nations Balanced Target
                                                                                  Maturity Fund, Inc., Nations Fund,
                                                                                  Inc., Nations LifeGoal Funds,
                                                                                  Inc., and Nations Fund


                                       32



                                                                                  PRINCIPAL OCCUPATIONS
                                                                                  DURING PAST 5 YEARS
                                                        POSITION WITH             AND CURRENT
NAME ADDRESS AND AGE                                     THE COMPANY              DIRECTORSHIPS



                                                                                  Portfolios. Inc.; President and
                                                                                  Chairman of the Board of Trustees,
                                                                                  Nations Institutional Reserves and
                                                                                  Nations Fund Trust.

Charles B. Walker, 58                                     Director                Since 1989, Director, Executive
Ethyl Corporation                                                                 Vice President, Chief Financial
330 South Fourth Street                                                           Officer and Treasurer, Ethyl
Richmond, VA 23219                                                                Corporation (chemicals, plastics,
                                                                                  and aluminum manufacturing); since
                                                                                  1994, Vice Chairman, Ethyl
                                                                                  Corporation and Vice Chairman,
                                                                                  Chief Financial Officer and
                                                                                  Treasurer, Albemarle Corporation,
                                                                                  Director, Nations Fund, Inc.,
                                                                                  Nations LifeGoal Funds, Inc, and
                                                                                  Nations Fund Portfolios, Inc.;
                                                                                  Trustee, Nations Institutional
                                                                                  Reserves and Nations Fund Trust.

Thomas S. Word, Jr.*, 59                                  Director                Partner, McGuire Woods Battle &
McGuire, Woods, Battle & Boothe                                                   Boothe (law); Director, Vaughan
One James Center                                                                  Bassett Furniture Company,
Richmond, VA  23219                                                               Director VB Williams Furniture
                                                                                  Company, Inc.; Director, Nations
                                                                                  Fund, Inc., Nations LifeGoal
                                                                                  Funds, Inc., and Nations Fund
                                                                                  Portfolios, Inc.; Trustee, Nations
                                                                                  Institutional Reserves and Nations
                                                                                  Fund Trust.

Richard H. Blank, Jr., 40                                 Secretary               Since 1994, Vice President of
Stephens Inc.                                                                     Mutual Fund Services, Stephens
                                                                                  Inc. 1990 to 1994, Manager Mutual
                                                                                  Fund Services, Stephens Inc. 1983
                                                                                  to 1990, Associate in Corporate
                                                                                  Finance Department, Stephens
                                                                                  Inc.; Secretary, Nations
                                                                                  Institutional Reserves, Nations
                                                                                  Fund Trust, Nations Fund, Inc.,
                                                                                  Nations LifeGoal Funds, Inc., and
                                                                                  Nations Fund Portfolios, Inc.

Michael W. Nolte, 36                                 Assistant Secretary          Associate, Financial Services
Stephens Inc.                                                                     Group of Stephens Inc.

Louise P. Newcomb, 44                                Assistant Secretary          Corporate Syndicate Associate,
Stephens Inc.                                                                     Stephens Inc.



                                       33



                                                                                  PRINCIPAL OCCUPATIONS
                                                                                  DURING PAST 5 YEARS
                                                        POSITION WITH             AND CURRENT
NAME ADDRESS AND AGE                                     THE COMPANY              DIRECTORSHIPS

James E. Banks, 41                                   Assistant Secretary          Since 1993, Attorney, Stephens
Stephens Inc.                                                                     Inc.; Associate Corporate
                                                                                  Counsel, Federated Investors; from
                                                                                  1991 to 1993, Staff Attorney,
                                                                                  Securities and Exchange Commission
                                                                                  from 1988 to 1991

Richard H. Rose, 42                                       Treasurer               Since 1994, Vice President,
First Data Investor Services Group, Inc.                                          Division Manager, First Data
(formerly, The Shareholder Services Group,                                        Investor Services Group, Inc.
Inc.)                                                                             since 1988, Senior Vice
One Exchange Place                                                                President, The Boston Company
Boston, MA 02109                                                                  Advisors. Inc.; Treasurer,
                                                                                  Nations Institutional Reserves,
                                                                                  Nations Fund Trust, Nations Fund,
                                                                                  Inc., Nations LifeGoal Funds,
                                                                                  Inc., and Nations Fund Portfolios,
                                                                                  Inc.

Joseph C. Viselli, 33                                Assistant Treasurer          Since 1994, Director, First Data
First Data Investor Services Group, Inc.                                          Investor Services Group, Inc.,
One Exchange Place                                                                since 1992, Assistant Vice
Boston, MA 02109                                                                  President, The Boston Company
                                                                                  Advisors, Inc., since 1989,
                                                                                  Senior Accountant, Price
                                                                                  Waterhouse LLP

Steven Levy, 32                                      Assistant Treasurer          Since 1997, Vice President of
                                                                                  Fund Accounting, First Data
                                                                                  Investor Services Group, Inc.;
                                                                                  Prior to 1997, Investment
                                                                                  Operations Manager, Franklin
                                                                                  Templeton Group and Assistant
                                                                                  Vice President of Fund
                                                                                  Accounting, Scudder Stevens and
                                                                                  Clark, Inc.


      Mr. Rose serves as Treasurer to certain other investment companies for which First Data Investors Services Group, Inc.(formerly, The Shareholder Services Group, Inc.) (the "Co-Administrator") or its affiliates serve as sponsor, distributor, administrator and/or investment adviser.

      Each Director of the Company is also a Trustee of Nations Fund Trust and Nations Institutional Reserves and a Director of Nations Fund Portfolios, Inc., each a registered investment company that is part of the Nations Funds Family. Richard H. Blank, Jr., Richard H. Rose, Joseph C. Viselli, Steven Levy, Michael
W. Nolte, Louise P. Newcomb and James E. Banks. Jr. also are officers of Nations Fund Trust, Nations Institutional Reserves and Nations Fund, Portfolios, Inc.

      Each Director receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Company, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Directors (or committee thereof). All Directors receive reimbursements for expenses related to their attendance at meetings of the Board of Directors. Officers receive no direct remuneration in such capacity from the Company. No person who is an officer, director, or employee of Nations Bank or its affiliates serves as an officer, Director or employee of the company. As of the date of this SAI, the directors and officers of the Company as a group owned less than 1% of the outstanding shares of each of the Funds.

      The Company has adopted a Code of Ethics which, among other things, prohibits each access person of the Company from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Code of Ethics, an access person means (i) a director or officer of the Company, (ii) any employee of the Company (or any company in a control relationship with the Company) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Company, and (iii) any natural person in a control relationship with the Company who obtains information concerning recommendations made to the Company regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Company any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the Company's access persons, other than its "disinterested" directors, submit reports to the Company's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund.

NATIONS FUNDS RETIREMENT PLAN

      Under the terms of the Nations Funds Retirement Plan for Eligible Directors (the "Retirement Plan"), each director may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies ("Funds") advised by the Adviser. If a director retires before reaching age 65, no benefits are payable. Each eligible director is entitled to receive an annual benefit from the Funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate director's fees payable by the Funds during the calendar year in which the director's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining age 65, the director's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the director if he had not died. The Retirement Plan is unfunded. The benefits owed to each director are unsecured and subject to the general creditors of the Funds.

NATIONS FUNDS DEFERRED COMPENSATION PLAN

      Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Directors (the "Deferred Compensation Plan"), each director may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the director for that calendar year. An application was submitted to and approved by the SEC to permit deferring directors to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Retirement Plan. The Board of Directors, in its sole discretion, may accelerate or extend such payments after a director's termination of service. If a deferring director dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the director's death. If a deferring director dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the director. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring directors have the status of unsecured creditors of the Funds from which they are deferring compensation.

                               COMPENSATION TABLE




                                     AGGREGATE
                                   COMPENSATION        PENSION OR RETIREMENT
       NAME OF PERSON                 FROM              BENEFITS ACCRUED AS       ESTIMATED ANNUAL    TOTAL COMPENSATION FROM
                                                                                   BENEFITS UPON       REGISTRANT AND FUND
        POSITION (1)              REGISTRANT (2)       PART OF FUND EXPENSES         RETIREMENT            COMPLEX(3)(4)
        ------------          --  --------------       ---------------------         ----------            -------------
Edmund L. Benson, III,               $4,894.39                $23,368.92             $11,684.46        $84,042.84        50% Def
Trustee
James Ermer                          $8,085.49                $23,368.92             $11,684.46        $46,716.94
Trustee
William H. Grigg                         $0.00                $23,368.92             $11,684.46        $115,933.25      100% Def
Trustee
Thomas F. Keller                       $178.90                $23,368.92             $11,684.46        $124,575.75      100% Def
Trustee
A. Max Walker                       $11,486.99                $23,368.92             $11,684.46        $75,322.94
Chairman of the Board
Charles B. Walker                    $9,215.83                $23,368.92             $11,684.46        $51,238.33
Trustee
Thomas S. Word                         $417.01                $23,368.92             $11,684.46        $118,926.66      100% Def
Trustee
Carl E. Mundy, Jr.                   $9,679.25                $23,368.92             $11,684.46        $52,092.00
                                     ---------                ----------             ----------        ----------
Trustee
                                    $43,957.85               $186,951.37             $93,475.68        $668,848.71
                                    ==========               ===========             ==========        ===========

(1) All directors receive reimbursements for expenses related to their attendance at meetings of the Board of Directors. Officers of the Company receive no direct remuneration in such capacity from the Company.

(2)  For the twelve-month period ended March 31, 1997. Each Director receives
     (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Company, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Directors (or committee thereof) and $500 for attendance at each other meeting of the Board of Directors (or Committee thereof).

(3) Messrs. Grigg, Keller and A.M. Walker receive compensation from nine investment companies, including the Company, that are deemed to be part of the Nations Funds "fund complex," as that term is defined under Rule 14a-101 of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer, C. Walker, Mundy and Word receive compensation from five investment companies, including the Company, deemed to be part of the Nations Funds complex.

(4) Total compensation amounts include deferred compensation (including interest) payable to or accrued for the following Directors: Edmund L. Benson, III ($55,652.78); William H. Grigg ($102,683.25); Thomas F. Keller ($10,610.14); and Thomas S. Word ($114,008.63).

                  INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
       TRANSFER AGENCY, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS

THE COMPANY AND ITS COMMON STOCK

      The Company is an open-end diversified management investment company organized as a corporation under the laws of the State of Maryland on December 13, 1983. The Company had no operations prior to December 15, 1986. Effective October 2, 1989, the Company changed its name from Silver Star Fund, Inc. to Hatteras Funds, Inc., effective May 1, 1992 the Company began doing business under the name Nations Fund Portfolios and effective September 24, 1992 the Company changed its name to Nations Fund, Inc. The Company's fiscal year end is March 31; prior to 1996, the Company's fiscal year end was May 31. The Company offers shares of common stock which represent interests in one of eight separate Funds. This SAI relates to the following Funds of the Company: Prime Fund, Treasury Fund, Equity Income Fund, Government Securities Fund and International Equity Fund (collectively, the "Funds"). Each Fund offers the following separate classes of shares (Primary A Shares, Primary B Shares, Investor A Shares, Investor B, Investor C and Daily Shares) of the Money Market Funds and (Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares) of the Non-Money Market Funds. Shares of each Fund of the Company are redeemable at the net asset value (less any applicable contingent deferred sales charge ("CDSC") thereof at the option of the holders thereof or in certain circumstances at the option of the Company. For information concerning the methods of redemption and the rights of share ownership, consult the Prospectuses under the captions "How To Buy Shares," "How To Redeem Shares" and "Organization And History."

      As used in this SAI and in the Prospectuses, the term "majority of the outstanding shares" of the Company, a particular Fund or a particular class of shares of a Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, Fund or class (as appropriate) present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares entitled to vote, are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company, Fund or class.

      The Board of Directors may classify or reclassify any unissued shares of the Company into shares of any class, classes or Fund in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares and, pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any Fund or class. Any such classification or reclassification will comply with the provisions of the 1940 Act. Fractional shares shall have the same rights as full shares to the extent of their proportionate interest.

      Because certain of the Prospectuses combine disclosure on two separate open-end management investment companies, there is a possibility that one investment company might become liable for a misstatement, inaccuracy or incomplete disclosure in such Prospectuses concerning the other investment company. Nations Fund Trust and Nations Fund, Inc. have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in such Prospectuses.

INVESTMENT ADVISER

     Effective January 1, 1996, NBAI began serving as investment adviser to the Funds, pursuant to an Investment Advisory Agreement dated January 1, 1996. Effective January 1, 1996, TradeStreet began serving as sub-investment adviser to the Prime Fund, the Treasury Fund, the Equity Income Fund and the Government Securities Fund pursuant to a Sub-Advisory Agreement dated January 1, 1996. Gartmore serves as sub-investment adviser to the International Equity Fund pursuant to a Sub-Advisory Agreement dated January 1, 1996.

      NBAI also serves as the investment adviser to Nations Fund Trust, Nations Institutional Reserves, Nations LifeGoal Funds, Inc., and Nations Fund Portfolios, Inc., each a registered investment company that is part of the Nations Funds Family. In addition, NBAI serves as the investment advisor to Hatteras Income Securities, Inc.,

Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Managed Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange. TradeStreet also serves as the sub-investment adviser to Nations Fund Trust, Nations Institutional Reserves, Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Managed Balanced Target Maturity Fund, Inc. Gartmore also serves as sub-investment adviser to Nations Fund Portfolios, Inc.

      NBAI and TradeStreet are each wholly owned subsidiaries of Nations Bank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. Gartmore is a joint venture structured as a Delaware general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank and Gartmore U.S. Limited, an indirect wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a publicly listed U.K. company. National Westminster Bank plc and affiliated parties (collectively, "NatWest) own 100% of the equity of Gartmore plc. Gartmore is a registered investment adviser in the United States and a member of the Investment Management Regulatory Organization Limited, a U.K. regulatory authority. The respective principal offices of NBAI, TradeStreet and Gartmore are located at One NationsBank Plaza, Charlotte, N.C. 28255.

      Prior to April 10, 1996, the predecessor to Gartmore, Nations Gartmore Investment Management ("Nations Gartmore"), provided sub-advisory services to NBAI and Nations International Equity Fund. Nations Gartmore was a joint venture structured as a general partnership between NB Partner Corp. and Gartmore U.S. Limited. On April 10, 1996, NatWest purchased control of Gartmore plc from Compagnie de Suez, S.A. and affiliated entities (collectively, "Compagnie de Suez") through a two-part transaction involving (1) the direct purchase from Compagnie de Suez of its indirect subsidiary Indosuez UK Asset Management Limited, which held 75% of the outstanding voting shares of Gartmore plc; and
(2) the acquisition of the remaining portion of Gartmore plc's shares held by public shareholders through a tender offer. This acquisition resulted in the change of control of Nations Gartmore and the creation of a successor entity, Gartmore. On July 17, 1996, the shareholders of Nations International Equity Fund approved the new sub-advisory arrangements with Gartmore. There were no material changes to the personnel who provided service to Nations International Equity Fund, and the change in ownership did not result in a change in the level of service provided Nations International Equity Fund or the level of sub-advisory fees.

      Prior to January 1, 1996, NationsBank served as investment adviser to the Funds. Since 1874, NationsBank and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. It is a company dedicated to a goal of providing responsible investment management and superior service. NationsBank is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. NationsBank and its affiliated organizations make available a wide range of financial services to its over 6 million customers through over 1700 banking and investment centers. Approximately 12 of NationsBank personnel are involved in stock and bond research.

      NationsBank restructured its investment management division as of January 1, 1996 by reorganizing the division into two separate, wholly owned advisory subsidiaries, NBAI and TradeStreet. The restructuring resulted in the transfer of the division's investment management and advisory functions to NBAI, and the its day to day investment company portfolio management functions to TradeStreet. The investment professionals who performed investment company management functions and who managed the companies portfolios as employees of NationsBank continue to perform such services as employees of NBAI and TradeStreet, respectively. The restructuring did not change the scope and nature of investment advisory services provided to the relevant Funds. The restructuring, and related Investment Advisory Agreements and Sub-Advisory Agreements, were approved by the Board of Directors of the Company at the October 12-13, 1995 Board Meeting.

      Pursuant to the terms of the Investment Advisory Agreement and Sub-Advisory Agreements (at times, the "Advisory Agreements") with NBAI, TradeStreet and Gartmore, respectively, subject at all times to the control of the Company's Board of Directors and in conformance with the stated policies of the Company, NBAI, TradeStreet and Gartmore each selects and manages the investments of the Funds. Each such advisory entity obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Funds.

      The Advisory Agreements for NBAI and TradeStreet each provide that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI or Trade Street, respectively, or any of their respective officers, directors, employees or agents, NBAI or TradeStreet shall not be subject to liability to the Company or to any shareholder of the Company for any act or omission in the course of, or connected with, rendering services under thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      The Investment Advisory Agreement with NBAI shall become effective with respect to a Fund if and when approved by the Directors of the Company, and if so approved, shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a)
(i) the Company's Board of Directors or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Company's Directors who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Directors of the Company), by votes cast in person at a meeting specifically called for such purpose. The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Company (by vote of the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund) or by NBAI on 60 days' written notice.

      The Sub-Advisory Agreement with TradeStreet shall become effective with respect to each Fund as of its execution date and, unless sooner terminated, shall continue in full force and effect for one year, and may be continued with respect to each Fund thereafter, provided that the continuation of the Agreement is specifically approved at least annually by (a) (i) the Company's Board of Directors (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Company's Directors who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Directors of the Company), by votes cast in person at a meeting specifically called for such purpose. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Company (by vote of the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund), or by NBAI, or by TradeStreet on 60 days' written notice.

      The Sub-Advisory Agreement with Gartmore provides that Gartmore shall not be liable to the Company or to its shareholders for any act or omission by Gartmore or for any loss sustained by the Company or by its shareholders except in the case of Gartmore's willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of Gartmore, as the case may be.

      NBAI, TradeStreet and Gartmore may waive a portion of their fees; however, any such waiver may be discontinued at any time. As discussed under the caption "Expenses," NBAI, TradeStreet and Gartmore will be required to reduce their fees from the Funds, in direct proportion to the fees payable by the Funds to NBAI, TradeStreet, Gartmore and the Administrator, if the expenses of the Funds exceed the applicable expense limitation of any state in which the Funds' shares are registered or qualified for sale.

      The continuation of the Advisory and Sub-Advisory Agreements was approved by the Board of Directors at the October 11-12, 1996 Board of Directors Meeting. Prior to January 1, 1996, NationsBank served as investment adviser to the Funds pursuant to Investment Advisory Agreements approved by the Company's Board of Directors on August 3, 1988 with respect to the Prime and Treasury Funds and by the shareholders on September 30, 1988 with respect to the Prime and Treasury Funds. The Advisory Agreements with respect to the Equity Income Fund and the Government Securities Fund were approved by the Company's Board of Directors on March 22, 1991, and by the shareholders of those Funds on September 6, 1991. The Advisory and Sub-Advisory Agreements with respect to the International Equity Fund were approved by the Company's Board of Directors on January 26, 1995 and by the public shareholders of the International Equity Fund on March 31, 1995.

         Subject to reduction in accordance with the expense limitation provisions which may be imposed by states in which the Funds' shares are qualified for sale, NBAI received fees from the Funds for its services as outlined in the following chart, which states the net advisory fees paid to NBAI, the advisory fees waived and expense reimbursements where applicable for the fiscal year ended March 31, 1997.


                                          ADVISORY FEES

                                      Year Ended March 31, 1997
                              Net Amt.          Amount          Reimbsd.
                               Paid             Waived          by Advsr.

Prime Fund                $ 6,849,130.00     $1,579,771.00      $  0
Treasury Fund               4,030,618.00      1,026,792.00         0
 Equity Income
   Fund                     2,632,510.00             0             0
International
   Equity Fund              8,870,691.00             0             0
Government
   Securities Fund            568,081.00        156,808.00         0



         Subject to reduction in accordance with the expense limitation provisions which may be imposed by states in which the Funds' shares are qualified for sale, NBAI received fees from the Funds for its services as outlined in the following chart, which states the net sub-advisory fees paid to TradeStreet on behalf of each Fund (except the International Equity Fund), and Gartmore on behalf of the International Equity Fund, the sub-advisory fees waived and expense reimbursements where applicable for the fiscal year ended March 31, 1997.

                                SUB-ADVISORY FEES

                                  Year Ended March 31, 1997
                          Net Amt.           Amount          Reimbsd.
                          Paid               Waived          by Advsr.

Prime Fund                $2,296,435.00        $  0             $  0
Treasury Fund              1,377,806.00           0                0
Equity Income
   Fund                      777,371.00           0                0
International
   Equity Fund             6,899,426.00           0                0
Government
   Securities Fund           170,424.00           0                0


         Subject to reduction in accordance with the expense limitation provisions which may be imposed by states in which the Funds' shares are qualified for sale, NationsBank and/or its wholly-owned affiliate NBAI, received fees from the Funds for its services as outlined in the following chart, which states the net sub-advisory fees paid to NationsBank and/or its wholly-owned affiliate NBAI, the-advisory fees waived and expense reimbursements where applicable for the period from June 1, 1995 to March 31, 1996.

                                 ADVISORY FEES

                                    Period Ended March 31, 1996
                              Net Amt.           Amount          Reimbsd.
                               Paid              Waived          by Advsr.

Prime Fund                $ 6,265,471.00      $ 726,242.00      $  0
Treasury Fund               4,417,264.00        552,985.00         0
Equity Income
   Fund                     2,329,896.00             0             0
International
   Equity Fund              5,291,343.00         84,472.00         0
Government
   Securities Fund            468,579.00        147,897.00         0

         Subject to reduction in accordance with the expense limitation provisions which may be imposed by states in which the Funds' shares are qualified for sale, NBAI received fees from the Funds for its services as outlined in the following chart, which states the net sub-advisory fees paid to TradeStreet on behalf of each Fund (except the International Equity Fund), and Gartmore on behalf of the International Equity Fund, the sub-advisory fees waived and expense reimbursements where applicable for the fiscal period from January 1, 1996 to March 31, 1996.

                                          SUB-ADVISORY FEES

                                  Period Ended March 31, 1996
                          Net Amt.           Amount          Reimbsd.
                          Paid               Waived          by Advsr.

Prime Fund                $ 563,821.51         $  0             $  0
Treasury Fund               356,560.15            0                0
Equity Income
   Fund                     212,221.62            0                0
International
   Equity Fund                       0            0                0
Government
   Securities Fund            47,092.65           0                0

         Subject to reduction in accordance with the expense limitation provisions which may be imposed by states in which the Funds' shares are qualified for sale, NationsBank received fees from the Funds for its services as outlined in the following chart, which states the net advisory fees paid to NationsBank, the advisory fees waived and expense reimbursements where applicable for the fiscal year ended May 31, 1995 where applicable.

                                                   ADVISORY FEES

                                          Year Ended May 31, 1995
                                       Net Amt.   Amount        Reimbsd.
                                       Paid       Waived        by Advsr.

Prime Fund                            $4,608,731  $2,649,510      $191,636
Treasury Fund                          4,709,550   1,285,177             0
Equity Income
   Fund                                2,482,606           0             0
International
   Equity Fund                         2,158,263           0             0
Government
   Securities Fund                       519,421     196,944             0

INVESTMENT STYLES

      When you invest in any Fund in the Nations Funds Family, you can be assured your money is managed according to a disciplined investment style; one that remains constant regardless of particular styles coming in an out of favor. The Adviser believes this structured approach to managing portfolio securities may provide you with consistent performance over time. These investment styles consist of (i) the Nations Equity Income Style, and (ii) the Nations International Equity Style. The Investment Styles described below relate to the Equity Income Fund and International Equity Fund.

      NATIONS EQUITY INCOME STYLE. The Equity Income Fund is managed by the Adviser using the Nations Equity Income Style. The Nations Equity Income Style investment philosophy is premised on the belief that a diversified portfolio of stocks with an above average yield can provide long-term returns, higher than that of the S&P 500 Index (the "S&P 500") and with less volatility.

      This style utilizes a "low volatility" approach to stock selection, focusing on tested factors of fundamental stock valuation. Volatility is reduced through selecting stocks with Beta Coefficient ("Beta") of less than 1.0 (Beta is a measurement of volatility relative to the stock market as a whole, which has a Beta of 1.0). The Equity Income Style seeks to maintain a yield on the portfolio of at least 50% higher than the dividend yield for the S&P 500. The Adviser reduces risk by investing in both common stocks and convertible securities.

      The Equity Income Style stock selection process begins with a team of in-house research specialists aided by a computerized screening process. Starting with a 2000 company universe, stocks must first pass a rigorous screening process that selects companies with a yield only one-third less than the S&P 500 and market capitalization greater than $500 million. Often stocks with below average yields grow faster than those with average yields. Therefore, over time, a portfolio may earn more income by purchasing stocks with below average yields. Stocks are then ranked relative to other stocks within their industry.

      A more sophisticated screening process is then applied to the universe. Each company is ranked based on the following factor weightings: (i) market style analyzes correlations between crucial stock characteristics (price/book ratios, dividends yields, and return on assets) and price performance; (ii) Insider Trading looks at filings with the SEC and evaluates them by title, date, transaction size and historical performance; (iii) Earnings Expectations evaluates changes in annual earnings estimates and quarterly earnings surprises, and (iv) Price Momentum monitors relative price strength with short term under performance. The final portfolio of approximately 70 issues is constructed by the Equity Income Style Group senior portfolio managers working closely with in-house industry specialists, as well as expert Wall Street sources.

      NATIONS INTERNATIONAL EQUITY INCOME STYLE. The International Equity Fund is managed by the Adviser using the International Equity Style. The Nations International Equity Income Style investment philosophy is premised on the belief that a diversified portfolio of equity securities of established, non-United States issuers can provide long-term growth of capital and income.

      This style focuses on the country selection process by utilizing macro economics forecasts to identify areas of the world which will exhibit relatively strong growth within the context of a modest inflation and low interest rate environment. The political factors and market liquidity constraints which can affect stock market valuations are also taken into consideration by the Adviser prior to making stock selections.

      The stock selection process begins with the elimination of equity securities with a market capitalization of less than $250 million. The next step in the process is the ranking of each country and industry sector by relative price/earnings ratio using an historical range of not less than ten years from an universe of approximately 1000 stocks. In addition to the relative historical price/earnings ratio the portfolio managers also employ a fundamental analysis of growth opportunities, management and future direction of these stocks.

      The International Equity Fund is a dollar-denominated mutual fund and therefore, consideration is given to hedging part or all of the portfolio back to U.S. dollars from international currencies. All decisions to hedge are based upon an analysis of the relative value of the U.S. dollar on an international purchasing power parity basis (purchasing power parity is a method for determining the relative purchasing power of different currencies by comparing the amount of each currency required to purchase a typical bundle of goods and services to domestic markets) and an estimation of short-term interest rate differentials (which affect both the direction of currency movements and also the cost of hedging).

ADMINISTRATOR AND CO-ADMINISTRATOR

      Stephens Inc. (the "Administrator") serves as administrator of the Company and First Data Investors Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) (the "Co-Administrator") serves as the co-administrator of the Company.

      The Administrator and Co-Administrator serve under an administration agreement ("Administration Agreement") and co-administration agreement ("Co-Administration Agreement"), respectively, each of which was approved by the Board of Directors on August 4, 1993. The Administrator receives, as compensation for its services rendered under the Administration Agreement and as agent for the Co-Administrator for the services it provides under the Co-Administration Agreement, an administrative fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of each Fund.

      Pursuant to the Administration Agreement, the Administrator has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Company, (iii) furnish corporate secretarial services to the Company, including coordinating the preparation and distribution of materials for Board of Directors meetings, (iv) coordinate the provision of legal advice to the Company with respect to regulatory matters, (v) coordinate the preparation of reports to the Company's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinating the provision of services to the Company by the Co-Administrator, the Transfer Agents and the Custodians, and
(vii) generally assist in all aspects of the Company's operations. Additionally, the Administrator is authorized to receive, as agent for the Co-Administrator, the fees payable to the Co-Administrator by the Company for its services rendered under the Co-Administration Agreement. The Administrator bears all expenses incurred in connection with the performance of its services.

      Pursuant to the Co-Administration Agreement, the Co-Administrator has agreed to, among other things, (i) provide accounting and bookkeeping services for the Funds, (ii) compute each Fund's net asset value and net income, (iii) accumulate information required for the Company's reports to shareholders and the SEC, (iv) prepare and file the Company's federal and state tax returns, (v) perform monthly compliance testing for the Company, and (vi) prepare and furnish the Company monthly broker security transaction summaries and transaction listings and performance information. The Co-Administrator bears all expenses incurred in connection with the performance of its services.

      The Administration Agreement and the Co-Administration Agreement may be terminated by a vote of a majority of the Board of Directors, or by the Administrator or Co-Administrator, respectively, on 60 days' written notice without penalty. The Administration Agreement and Co-Administration Agreement are not assignable without the written consent of the other party. Furthermore, the Administration Agreement and the Co-Administration Agreement provide that the Administrator and Co-Administrator, respectively, shall not be liable to the Funds or to their shareholders except in the case of the Administrator's or Co-Administrator's, respectively, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

      The table set forth below states the net Administration fees paid and waived for the fiscal year ended March 31, 1997, the fiscal period from June 1, 1995 to March 31, 1996 and for the fiscal year ended May 31, 1995.



                                                         ADMINISTRATION FEES

                     Year Ended March 31, 1997       Period Ended March 31, 1996          Year Ended May 31,
                  -------------------------------  -------------------------------   -----------------------
                                                                                     1995


                        Net                              Net                              Net
                  Administration   Administration  Administration   Administration   Administration  Administration
                       Fees         Fees Waived         Fees          Fees Waived         Fees         Fees Waived
Prime Fund         $3,775,833.00    $419,503.00     $1,924,496.00    $1,537,278.00   $3,510,935.00     $190,996.00

Treasury Fund      2,254,616.00     $250,485.00     1,405,372.00     1,126,831.00     2,670,833.00      30,792.00

Equity Income       388,686.00          0.00         346,633.00           0.00         344,917.00       18,677.00
Fund
International       985,632.00          0.00         597,450.00           0.00         511,883.00       27,683.00
Equity Fund
Government          113,616.00          0.00          96,960.00           0.00         106,071.00       6,098.00
Securities Fund


As discussed under the caption "Expenses," the Administrator and Co-Administrator will be required to reduce their fee from the Company, in direct proportion to the fees payable to the Administrator and Co-Administrator by the Company, if the expenses of the Company exceed the applicable expense limitation of any state in which the Funds' shares are registered or qualified for sale.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS FOR INVESTOR SHARES

      INVESTOR A SHARES. The Company has adopted an Amended and Restated Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. The Investor A Plan provides that each Fund may pay the Distributor or banks, broker/dealers or other financial institutions that offer shares of the Fund and that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") or a Shareholder Servicing Agreement with the Company, ("Servicing Agents"), up to 0.10% (on an annualized basis) of the average daily net asset value of Investor A Shares of the Money Market Funds and up to 0.25% (on an annualized basis) of the average daily net asset value of the Non-Money Market Funds.

      With respect to the Money Market Funds, such payments may be made to (i) the Distributor for reimbursements of distribution-related expenses actually incurred by the Distributor, including, but not limited to, expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Investor A Plan, or
(ii) Selling Agents that have entered into a Sales Support Agreement with the Distributor for providing sales support assistance in connection with the sale of Investor A Shares of the Money Market Funds. The sales support assistance provided by a Selling Agent under a Sales Support Agreement may include forwarding sales literature and advertising provided by Nations Fund Trust or the Distributor to their customers and providing such other sales support assistance as may be requested by the Distributor from time to time. Currently, substantially all fees paid by the Money Market Funds pursuant to the Investor A Plan are paid to compensate Selling Agents for providing sales support services, with any remaining amounts being used by the Distributor to partially defray other expenses incurred by the Distributor in distributing Investor A Shares. Fees received by the Distributor pursuant to the Investor A Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of the Distributor.

      With respect to the Non-Money Market Funds, payments under the Investor A Plan may be made to the Distributor for providing the distribution-related services described in (i) above or to Servicing Agents that have entered into a Shareholder Servicing Agreement with the Company for providing shareholder support services to their Customers which hold of record or beneficially Investor A Shares of a Non-Money Market Fund. Such shareholder support services provided by Servicing Agents to holders of Investor A Shares of the Non-Money Market Funds may include (i) aggregating and processing purchase and redemption requests for Investor A Shares from their Customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing their Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of their Customers; (iv) providing information periodically to their Customers showing their positions in Investor A Shares; (v) arranging for bank wires; (vi) responding to their Customers' inquiries concerning their investment in Investor A Shares; (vii) providing sub-accounting with respect to Investor A Shares beneficially owned by their Customers or the information necessary to us for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to their Customers (ix) forwarding to their Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and
(xi) providing such other similar services as the Company may reasonably request to the extent the Selling Agent is permitted to do so under applicable statutes, rules or regulations.

      Expenses incurred by the Distributor pursuant to the Investor A Plan in any given year may exceed the sum of the fees received under the Investor A Plan. Any such excess may be recovered by the Distributor in future years so long as the Investor A Plan is in effect. If the Investor A Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund.

      In addition, the Company has adopted an Amended and Restated Shareholder Servicing Plan for the Investor A Shares of the Money Market Funds (the "Money Market Investor A Servicing Plan"). Pursuant to the Money Market Investor A Servicing Plan, which became effective on March 28, 1993, each Money Market Fund may pay banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Company ("Servicing Agents") up to 0.25% (on an annualized basis) of the average daily net asset value of the Investor A Shares of each Money Market Fund for providing shareholder support services. Such shareholder support services provided by Servicing Agents may include those shareholder support services discussed above with respect to the Investor A Shares of the Non-Money Market Funds. Fees paid pursuant to the Money Market Investor A Servicing Plan are calculated daily and paid monthly.

      For the fiscal year ended May 31, 1995 the following Funds paid the indicated fees pursuant to the Investor A Plan: Prime Fund -- $616,364; Treasury Fund -- $96,210; Equity Income Fund--$83,892; International Equity Fund -- $10,492 and Government Securities Fund -- $28,881.

      For the fiscal year ended May 31, 1995 the Funds paid $57,270 in front end sales loads and $835,839 in 12b-1 fees, of which $0 was retained by the Distributor.

      During the fiscal period ended March 31,1996, the Distributor received the following amounts from Rule 12b-1 fees in connection with Investor A Shares of the Money Market Funds: $972,685 and $35,670, respectively. Of these amounts, the prior Distributor retained $0 and $6,728.76, respectively, and paid the balance to selling dealers.

      During the fiscal year ended March 31,1997, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor A Shares of the Non-Money Market Funds: $0. Of this amount, the Distributor retained $0 and paid the balance to selling dealers.

      During the fiscal year ended March 31,1997, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor A Shares of the Money Market Funds: $0. Of this amount, the Distributor retained $0 and paid the balance to selling dealers.

      INVESTOR B SHARES OF THE MONEY MARKET FUNDS AND INVESTOR C SHARES OF THE NON-MONEY MARKET FUNDS. The Directors of the Company have approved an Amended and Restated Distribution Plan in accordance with Rule 12b-1 under the 1940 Act for the Investor B Shares of Money Market Funds and Investor C Shares of the Non-Money Market Funds (the "Investor B/C Plan"). Pursuant to the Investor B/C Plan, each Fund may pay the Distributor for certain expenses that are incurred in connection with the distribution of shares. Payments under the Investor B/C Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of Investor C Shares of a Non-Money Market Fund and 0.10% of the average daily net asset value of Investor B Shares of a Money Market Fund. Payments to the Distributor pursuant to the Investor B/C Plan will be used (i) to compensate banks, other financial institutions or a securities broker/dealer that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") for providing sales support assistance relating to Investor B or Investor C Shares, for promotional activities intended to result in the sale of Investor B or Investor C Shares such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor B or Investor C Shares. Currently, substantially all fees paid pursuant to the Investor B/C Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by the Distributor to partially defray other expenses incurred by the Distributor in distributing Investor B or Investor C Shares. Fees received by the Distributor pursuant to the Investor B/C Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of the Distributor.

      Pursuant to the Investor B/C Plan, the Distributor may enter into Sales Support Agreements with Selling Agents for providing sales support services to their Customers who are the record or beneficial owners of Investor B Shares of the Money Market Funds and Investor C Shares of the non-Money Market Funds. Such Selling Agents will be compensated at the annual rate of up to 0.75% of the average daily net asset value of the Investor C Shares of the Non-Money Market Funds, and up to 0.10% of the average daily net asset value of the Investor B Shares of the Money Market Funds held of record or beneficially by such Customers. The sales support services provided by Setting Agents may include providing distribution assistance and promotional activities intended to result in the sales of shares such as paying for the preparation, printing and distribution of prospectuses to other than current shareholders.

      Fees paid pursuant to the Investor B/C Plan are accrued daily and paid monthly, and are charged as expenses of the relevant shares of a Fund as accrued. Expenses incurred by the Distributor pursuant to the Investor B/C Plan in any given year may exceed the sum of the fees received under the Investor B/C Plan and payments received pursuant to contingent deferred sales charges. Any such excess may be recovered by the Distributor in future years so long as the Investor B/C Plan is in effect. If the Investor B/C Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

      In addition, the Directors have approved an Amended and Restated Shareholder Servicing Plan ("Servicing Plan") with respect to the Investor B Shares of the Money Market Funds and Investor C Shares of the Non-Money Market Funds (the "Investor B/C Servicing Plan"). Pursuant to the Investor B/C Servicing Plan, each Fund may pay banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with Nations Funds ("Servicing Agents") for certain expenses that are incurred by the Servicing Agents in connection with shareholder support services that are provided by the Servicing Agents. Payments under the Investor B/C Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Money Market Funds' Investor B Shares and the Non-Money Market Funds' Investor C Shares. The shareholder services provided by the Servicing Agents may include (i) aggregating and processing purchase and redemption requests for such Investor B or Investor C Shares from Customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing Customers with a service that invests the assets of their accounts in such Investor B or Investor C Shares pursuant to specific or pre-authorized instructions; (iii) dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to

Customers showing their positions in such Investor B or Investor C Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Investor B or Investor C Shares; (vii) providing sub-accounting with respect to such Investor B or Investor C Shares beneficially owned by Customers or providing the information to us necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers;
(ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Company may reasonably request to the extent the Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

      For the fiscal year ended May 31, 1995, the following funds paid the indicated fees pursuant to the Investor B/C Plan: Equity Income Fund -- $31,136; International Equity Fund -- $3,087 and Government Securities Fund -- $29,739.

      For the fiscal year ended May 31, 1995 the Funds paid $63,962 in 12b-1 fees.

      During the fiscal period ended March 31,1996, the distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor B Shares of the Money Market Funds: $1,982,677.43 and $65,117 respectively. Of these amounts, the prior distributor retained $13,780.21 and $456.62, respectively, and paid the balance to selling dealers.

      During the fiscal year ended March 31,1997, the Distributor received the following amount from Rule 12b-1 fees in connection with Investor B Shares of the Money Market Funds: $4,403,155.44. Of this amount, the Distributor retained $302.33 and paid the balance to selling dealers.

      During the fiscal year ended March 31,1997, the Distributor received the following amounts from Rule 12b-1 fees CDSC in connection with Investor C Shares of the Non-Money Market Funds: $38,342.90 and $587.17, respectively. Of these amounts, the Distributor retained $4,441.52 and $587.17, respectively, and paid the balance to selling dealers.

      INVESTOR C SHARES OF THE MONEY MARKET FUNDS AND INVESTOR B SHARES OF THE NON-MONEY MARKET FUNDS. The Directors have approved a Distribution Plan (the "Investor B Distribution Plan") with respect to Investor B Shares of the Non-Money Market Funds. Pursuant to the Investor B Distribution Plan, a Non-Money Market Fund may compensate or reimburse the Distributor for any activities or expenses primarily intended to result in the sale of the Fund's Investor B Shares, including for sales related services provided by banks, broker/dealers or other financial institutions that have entered into a Sales Support Agreement relating to the Investor B Shares with the Distributor ("Selling Agents"). Payments under a Fund's Investor B Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of each Non-Money Market Fund's Investor B Shares.

      The fees payable under the Investor B Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents, for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Investor B Distribution Plan may be made with respect to preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor relating to the foregoing (which may be calculated as a carrying charge in the Distributor's or Selling Agents' unreimbursed expenses), incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating the Distributor's or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (i) the costs of client sales seminars and travel related to distribution and sales support activities, and (ii) other expenses relating to distribution and sales support activities.

      In addition, the Directors have approved a Shareholder Servicing Plan with respect to Investor C Shares of the Money Market Funds and Investor B Shares of the Non-Money Market Funds ( "Investor C/B Servicing Plan"). Pursuant to the Investor C/B Servicing Plan, a Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Company ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. Payments under the Investor C/B Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor C Shares of the Money Market Funds and Investor B Shares of the Non-Money Market Funds.

      The fees payable under the Investor C/B Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for such Investor C or Investor B Shares from Customers and transmitting promptly net purchase and redemption orders to the Distributor or Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in such Investor C or Investor B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in such Investor C or Investor B Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Investor C or Investor B Shares; (vii) providing sub-accounting with respect to such Investor C or Investor B Shares beneficially owned by Customers or providing the information to us necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Investor C Servicing Plan or related agreements; (x) providing general shareholder liaison Services; and (xi) providing such other similar services as the Company may reasonably request to the extent such Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

      The fees payable under the Investor B Distribution Plan and Investor C/B Servicing Plan (together, the "Investor C/B Plans") are treated by the Funds as an expense in the year they are accrued. At any given time, a Selling Agent and/or Servicing Agent may incur expenses in connection with services provided pursuant to its agreements with the Distributor under the Investor C/B Plans which exceed the total of (i) the payments made to the Selling Agents and Servicing Agents by the Distributor or the Company and reimbursed by the Fund pursuant to the Investor C/B Plans, and (ii) the proceeds of contingent deferred sales charges paid to the Distributor and reallowed to the Selling Agent, upon the redemption of their Customers' Investor C Shares. Any such excess expenses may be recovered in future years, so long as the Investor C/B Plans are in effect. Because there is no requirement under the Investor C/B Plans that the Distributor be paid or the Selling Agents and Servicing Agents be compensated or reimbursed for all their expenses or any requirement that the Investor C/B Plans be continued from year to year, such excess amount, if any, does not constitute a liability to a Fund or the Distributor. Although there is no legal obligation for the Fund to pay expenses incurred by the Distributor, a Selling Agent or a Servicing Agent in excess of payments previously made to the Distributor under the Investor C/B Plans or in connection with contingent deferred sales charges, if for any reason the Investor C/B Plans are terminated, the Directors will consider at that time the manner in which to treat such expenses.

      For the fiscal year ended May 31, 1995, the following funds paid the indicated fees pursuant to the Investor B Plan: Equity Income Fund -- $289,973; International Equity Fund -- $197,156 and Government Securities Fund -- $224,710.

      For the fiscal year ended May 31, 1995 the Funds paid $0 in front-end sales loads, $506,013 in contingent deferred sales charges on the Non-Money Market Funds, of which $0 was retained by the Distributor and $711,839 in 12b-1 fees of which $5,085.17 was retained by the Distributor for the Investor B Shares and $0 in front-end sales loads and $0 in 12b-1 fees for the Investor C Money Market Funds.

      During the fiscal period ended March 31, 1996, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor B Shares of the Non-Money Market Funds: $796,535 and $503,334 respectively. Of these amounts, the prior distributor retained $ 0 and $ 0, respectively, and paid the balance to selling dealers.

      During the fiscal year ended March 31, 1997, the Distributor received the following amounts from Rule 12b-1 fees and CDSC fees in connection with Investor B Shares of the Non-Money Market Funds: $0 and $0, respectively. Of these amounts, the Distributor retained $0 and $0, respectively, and paid the balance to selling dealers.

      DAILY SHARES OF THE MONEY MARKET FUNDS. The Directors have approved a Distribution Plan (the "Daily Distribution Plan") with respect to Daily Shares of the Money Market Funds. Pursuant to the Daily Distribution Plan, a Money Market Fund may compensate or reimburse the Distributor for any activities or expenses primarily intended to result in the sale of the Fund's Daily Shares, including for sales related services provided by banks, broker/dealers or other financial institutions that have entered into a Sales Support Agreement relating to the Daily Shares with the Distributor ("Selling Agents"). Payments under a Fund's Daily Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors provided that the annual rate may not exceed 0.45 % of the average daily net asset value of each Money Market Fund's Daily Shares.

      The fees payable under the Daily Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents, for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Daily Distribution Plan may be made with respect to preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor relating to the foregoing (which may be calculated as a carrying charge in the Distributor's or Selling Agents' unreimbursed expenses), incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating the Distributor's or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.

      In addition, the Directors have approved a Shareholder Servicing Plan with respect to Daily Shares of the Money Market Funds (the "Daily Servicing Plan"). Pursuant to the Daily Servicing Plan, a Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Company ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. Payments under the Daily Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Daily Shares of the Money Market Funds.

      The fees payable under the Daily Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for such Daily Shares from Customers and transmitting promptly net purchase and redemption orders to the Distributor or Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in such Daily Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in such Daily Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Daily Shares; (vii) providing sub-accounting with respect to such Daily Shares beneficially owned by Customers or providing the information to us necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Daily Servicing Plan or related agreements; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Company may reasonably request to the extent such Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

      The fees payable under the Daily Distribution Plan and Daily Servicing Plan (together, the "Daily Plans") are treated by the Funds as an expense in the year they are accrued. At any given time, a Selling Agent and/or Servicing Agent may incur expenses in connection with services provided pursuant to its agreements with the Distributor under the Daily Plans which exceed the total of
(i) the payments made to the Selling Agents and Servicing Agents by the Distributor or the Company and reimbursed by the Fund pursuant to the Daily Plans, and (ii) the proceeds of contingent deferred sales charges paid to the Distributor and reallowed to the Selling Agent, upon the redemption of their Customers' Daily Shares. Any such excess expenses may be recovered in future years, so long as the Daily Plans are in effect. Because there is no requirement under the Daily Plans that the Distributor be paid or the Selling Agents and Servicing Agents be compensated or reimbursed for all their expenses or any requirement that the Daily Plans be continued from year to year, such excess amount, if any, does not constitute a liability to a Fund or the Distributor. Although there is no legal obligation for the Fund to pay expenses incurred by the Distributor, a Selling Agent or a Servicing Agent in excess of payments previously made to the Distributor under the Daily Plans or in connection with contingent deferred sales charges, if for any reason the Daily Plans are terminated, the Directors will consider at that time the manner in which to treat such expenses.

      For the fiscal year ended May 31, 1995, the Prime Fund and the Treasury Fund paid nothing in shareholder servicing fees pursuant to the Money Market Daily Plan.

      During the fiscal period ended March 31, 1996, the Distributor received the following amounts from Rule 12b-1 fees in connection with Daily Shares of the Money Market Funds: $48 and $0, respectively. Of these amounts, the prior Distributor retained $0 and $0, respectively, and paid the balance to selling dealers.

      During the fiscal year ended March 31, 1997, the Distributor received $0 from Rule 12b-1 fees in connection with Daily Shares of the Money Market Funds. Of this amount, the Distributor retained $0 and paid the balance to selling dealers.

      INFORMATION APPLICABLE TO INVESTOR A, INVESTOR B, INVESTOR C AND DAILY SHARES. The Investor A Plan, the Money Market Investor A Servicing Plan, the Investor B/C Plan, the Investor B/C Servicing Plan, the Investor C Plan, the Daily Distribution Plan, the Daily Servicing Plan and the Investor C/B Servicing Plan (each a "Plan" and collectively the "Plans") may only be used for the purposes specified above and as stated in each such Plan. Compensation payable to Selling Agents or Servicing Agents for shareholder support services under the Investor A Plan, the Money Market Investor A Servicing Plan, the Investor B/C Servicing Plan, Daily Servicing Plan and the Investor C/B Servicing Plan is subject to, among other things, the National Association of Securities Dealers, Inc. ("NASD") Rules of Fair Practice governing receipt by NASD members of shareholder servicing plan fees from registered investment companies (the "NASD Servicing Plan Rule"), which became effective on July 7, 1993. Such compensation shall only be paid for services determined to be permissible under the NASD Servicing Plan Rule.

      Each Plan requires the officers of the Company or the Distributor to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

      As required by Rule 12b-1 under the 1940 Act, each Plan was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on February 6, 1997, with respect to the Investor C Shares of the Money Market Funds, on March 22, 1991, with respect to the Investor A Shares of the Equity Income and Government Securities Funds, on June 24, 1992 with respect to the Investor A Shares of the International Equity Fund, and on March 19, 1992, with respect to the Investor C Shares of the Non-Money Market Funds. Additionally, each Plan with respect to the Investor B Shares of the Money Market Funds and with respect to the Investor B Shares of all the Non-Money Market Funds was approved by the Board of Directors, including a majority of the Qualified Directors, on February 3, 1993. The Plan with respect to the Investor C Shares of the Money Market Funds was initially approved on August 4, 1993. The Plan with respect to the Daily Shares of the Money Market Funds was initially approved on August 4, 1993. The Plans continue in effect as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors. On October 12, 1996, the Board of Directors (including a majority of the Qualified Directors) voted to continue each Plan for an additional one year period.

      In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that each Plan will benefit the respective Investor A, Investor B, Investor C Shares or Investor B Shares and the holders of such shares. The Investor A Plan was approved by the Shareholders of the Investor A Shares of each of the Funds except the International Equity Fund on September 6, 1991, and the Investor B/C Plan applicable to Investor C Shares of the International Equity and Equity Income Funds and the Investor A Plan applicable to Investor A Shares of the International Equity Fund were approved on September 22, 1992 by the Investor C Shareholders of the respective International Equity and Equity Income Funds with respect to the Investor B/C Plan and by the Investor A Shareholders of the International Equity Fund with respect to the Investor A Plan. The Plans applicable to the Investor B Shares of the Money Market Funds and Investor B Shares of the Non-Money Market Funds were approved by such Funds' initial shareholder of Investor B and Investor B Shares.

      The Investor A Shares' Plans with respect to the Money Market Funds originally became effective on December 4, 1989, and were amended February 12,1990, March 19, 1992 and February 3, 1993. The Investor A Shares' Plan with respect to the Equity Income and Government Securities Funds became effective on March 22, 1991, and was amended March 19, 1992. The Investor A Shares' Plan with respect to the International Equity Fund became effective September 6, 1991 and was amended March 19, 1992 and February 3, 1993.

      The Investor A Plan, Investor B/C Plan and Investor C/B Plan may be terminated with respect to their respective shares by vote of a majority of the Qualified Directors, or by vote of a majority of the holders of the outstanding voting securities of the Investor A, Investor B or Investor C, as appropriate. Any change in such a Plan that would increase materially the distribution expenses paid by the Investor A, Investor B or Investor C Shares requires shareholder approval; otherwise, each Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. The Money Market Investor A Servicing Plan, the Investor B/C Servicing Plan and the Investor C/N Servicing Plan may be terminated by a vote of a majority of the Qualified Directors. As long as a Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

Conflict of interest restrictions may apply to the receipt by Selling and/or Servicing Agents of compensation from the Company in connection with the investment of fiduciary assets in Investor Shares. Selling and/or Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Investor Shares.


         FEES PAID PURSUANT TO SHAREHOLDER SERVICING/DISTRIBUTION PLANS
                                INVESTOR A SHARES






                                                       NET                           NET
                                           FEES PAID (12B-1 COMPONENT)     FEES PAID (SHAREHOLDER               NET
                                               YEAR ENDED 3/31/97           SERVICING COMPONENT)                FEES
                 FUND                                                        YEAR ENDED 3/31/97                 PAID

Prime Fund                                    $ 1,097,979.00                  $ 2,747,215.00              $3,845,194.00
Treasury Fund                                     162,471.00                      406,736.00                 569,207.00
Equity Income Fund                                110,224.00                          N/A                    110,224.00
International Equity Fund                          24,965.00                          N/A                     24,965.00
Government Securities                              26,901.00                          N/A                     26,901.00
   Fund




                    FEES PAID PURSUANT TO DISTRIBUTION PLANS

                     INVESTOR B SHARES - MONEY MARKET FUNDS
                   INVESTOR C SHARES - NON-MONEY MARKET FUNDS





                                                       NET                           NET
                                           FEES PAID (12B-1 COMPONENT)     FEES PAID (SHAREHOLDER               NET
                                               YEAR ENDED 3/31/97           SERVICING COMPONENT)                FEES
                 FUND                                                        YEAR ENDED 3/31/97                 PAID

Prime Fund                                             $  0                       $858,611.00                 858,611.00
Treasury Fund                                             0                      3,544,545.00               3,544,545.00
Equity Income Fund                                 11,994.00                        11,993.00                  23,987.00
International Equity Fund                           1,875.00                         1,882.00                   3,756.00
Government Securities                               5,499.00                         5,499.00                  10,999.00
   Fund



NOTE: All fees paid under the Investor A and Investor C/B Shares Distribution Plans were accrued as payments to broker/dealers and financial institutions offering such shares to their customers.

                     INVESTOR C SHARES - MONEY MARKET FUNDS
                   INVESTOR B SHARES - NON-MONEY MARKET FUNDS




                                                       NET                           NET
                                           FEES PAID (12B-1 COMPONENT)     FEES PAID (SHAREHOLDER               NET
                                               YEAR ENDED 3/31/97           SERVICING COMPONENT)                FEES
                 FUND                                                        YEAR ENDED 3/31/97                 PAID
Prime Fund                                                 N/A                    $208,356.00              $  208,356.00
Treasury Fund                                              N/A                      31,570.00                  31,570.00
Equity Income Fund                             $  537,211.00                       267,429.00                 804,639.00
International Equity Fund                         291,590.00                       101,842.00                 393,431.00
Government Securities                             182,232.00                       144,169.00                 296,401.00
   Fund


                        DAILY SHARES - MONEY MARKET FUNDS



                                                                             NET FEES PAID
                                                         NET                  (SHAREHOLDER
                                                  FEES PAID (12B-1        SERVICING COMPONENT)            NET
                                                     COMPONENT)            YEAR ENDED 3/31/97             FEES
                    FUND                         YEAR ENDED 3/31/97                                       PAID

Prime Fund                                         $2,524.00                  $2,495.00             $  5,018.00
Treasury Fund                                       1,655.00                   1,657.00                3,311.00


                  FEES PAID PURSUANT TO THE ADMINISTRATION PLAN



                                                 PRIMARY B SHARES

                                                       Net Admin                       Net Admin
                                                       Fees Paid                      Fees Waived
Prime Fund                                             $503,055                           $0
Treasury Fund                                           173,395                            0
Equity Income Fund                                      12,732                             0
International Equity Fund                               13,436                             0
Government Securities Fund                               2,205                             0


SHAREHOLDER SERVICING AGREEMENTS (PRIMARY B SHARES) - MONEY MARKET FUNDS

      As stated in the Prospectuses for the Money Market Funds' Primary Shares, the Company has a separate Shareholder Servicing Plan with respect to the Non-Money Market Funds' Primary B Shares. Pursuant to the Shareholder Servicing Plans, the Company has entered into agreements with certain banks pertaining to the provision of administrative services to their customers who may from time to time own of record or beneficially Primary B Shares ("Customers") in consideration for the payment of up to 0.25% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase, exchange and redemption requests for Primary B Shares from Customers and transmitting promptly net purchase and redemption orders with the Distributor or the transfer agents; (ii) providing Customers with a service that invests the assets of their accounts in Primary B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Primary B Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries concerning their investment in Primary B Shares; (vii) providing sub-accounting with respect to Primary B Shares beneficially owned by Customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreements or Shareholder Serving Plan; and
(x) providing such other similar services as may reasonably be requested to the extent permitted under applicable statutes, rules, or regulations.

      Such plan shall continue in effect as long as the Board of Directors, including a majority of the Qualified Directors, specifically approves the plan at least annually.

SHAREHOLDER ADMINISTRATION PLAN (PRIMARY B SHARES) - NON-MONEY MARKET FUNDS

      As stated in the Prospectus for the Non-Money Market Funds' Primary B Shares, the Company has a separate Shareholder Administration Plan (the "Administration Plan") with respect to such shares. Pursuant to the Administration Plan, the Company may enter into agreements ("Administration Agreements") with broker/dealers, banks and other financial institutions that are dealers of record or holders of record or which have a servicing relationship with the beneficial owners of Non-Money Market Fund Primary B Shares ("Servicing Agents"). The Administration Plan provides that pursuant to the Administration Agreements, Servicing Agents shall provide the shareholder support services as set forth therein to their customers who may from time to time own of record or beneficially Primary B Shares ("Customers") in consideration for the payment of up to 0.60% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase, exchange and redemption requests for Primary B Shares from Customers and transmitting promptly net purchase and redemption orders with the Distributor or the transfer agents; (ii) providing Customers with a service that invests the assets of their accounts in Primary B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Primary B Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries concerning their investment in Primary B Shares; (vii) providing sub-accounting with respect to Primary B Shares beneficially owned by Customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding an Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services and (xii) providing such other similar services as may reasonably be requested to the extent permitted under applicable statutes, rules, or regulations.

      The Administration Plan also provides that in no event may the portion of the shareholder administration fee that constitutes a "service fee," as the term is defined in NASD Servicing Plan Rule, exceed 0.25% of the average daily net asset value of the Primary B Shares of a Non-Money Market Fund. In addition, to the extent any portion of the fees payable under the Plan is deemed to be for services primarily intended to result in the sale of Fund Shares, such fees are deemed approved and may be paid under the Administration Plan. Accordingly, the Administration Plan has been approved and will be operated pursuant to Rule 12b-1 under the 1940 Act. Such plan shall continue in effect as long as the Board of Directors, including a majority of the Qualified Directors, specifically approves the plan at least annually.

EXPENSES

      The Administrator furnishes, without additional cost to the Company, the services of the Treasurer and Secretary of the Company and such other personnel (other than the personnel of the Adviser) as are required for the proper conduct of the Company's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Company's shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Plans relating to the Investor A, Investor B or Investor C Shares of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Company.

      The Company pays or causes to be paid all other expenses of the Company, including, without limitation: the fees of the Adviser, the Administrator and Co-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of its cash, fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Company; brokerage commissions chargeable to the Company in connection with fund securities transactions to which the Company is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Company to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Company and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Company (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Company's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend or distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Company's shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Company; membership dues of industry associations; interest payable on Company borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Company which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Company's operation unless otherwise explicitly assumed by the Adviser), the Administrator or Co-Administrator.

      Expenses of the Company which are not directly attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund of the Company based upon the relative net assets of each class or Fund. Expenses of the Company which are not directly attributable to a specific class of shares but are directly attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses of the Company which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

      The Advisory Agreement, the Sub-Advisory Agreements, and the Administration Agreement require NBAI, TradeStreet, Gartmore, and the Administrator to reduce their fees to the extent required to satisfy any expense limitations which may be imposed by the securities laws or regulations thereunder of any state in which a Fund's shares are registered or qualified for sale, as such limitations may be raised or lowered from time to time, and the aggregate of all such investment advisory, sub-advisory, and administration fees shall be reduced by the amount of such excess. The amount of any such reduction to be borne by NBAI, TradeStreet, Gartmore or the Administrator shall be deducted from the monthly investment advisory and administration fees otherwise payable to NBAI, TradeStreet, Gartmore and the Administrator during such fiscal year. If required pursuant to such state securities regulations, NBAI, TradeStreet, Gartmore and the Administrator will reimburse the Company no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory and administration fees in excess of such limitation).

TRANSFER AGENTS AND CUSTODIANS

      First Data Investors Services Group, Inc. is located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109, and acts as transfer agent for the Company's Primary Shares and Investor Shares. Under the transfer agency agreements, the transfer agent maintains shareholder account records for the Company, handles certain communications between shareholders and the Company, and distributes dividends and distributions payable by the Company to shareholders, and produces statements with respect to account activity for the Company and its shareholders for these services. The transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Company during the month and is reimbursed for out-of-pocket expenses.

      NationsBank of Texas, N.A., 901 Main Street, Dallas, Texas 75201, serves as sub-transfer agent for each Fund's Primary Shares. NationsBank of Texas, N.A., also serves as custodian for the portfolio securities and cash of the Money Market Funds, the Equity Income Fund and the Government Securities Fund. As such custodian, NationsBank of Texas, N.A., maintains custody of such Funds' securities cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.

      Bank of New York, Avenue des Arts, 35 1040 Brussels, Belgium serves as custodian for the portfolio securities and cash of the International Equity Fund.

      Bank of New York, 90 Washington Street, New York, New York 10286, serves as sub-custodian for the portfolio securities and cash of all the Funds, except the International Equity Fund, for which Bank of New York is already serving as custodian.

                                   DISTRIBUTOR

      Stephens Inc. (the "Distributor") serves as the principal underwriter and distributor of the shares of the Funds.

      Pursuant to a distribution agreement (the "Distribution Agreement"), the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that its receives to the Company or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake such advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a distribution plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act.

      The Distribution Agreement will continue year to year as long as such continuance is approved at least annually by (i) the Board of Directors or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and (ii) a majority of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by a vote cast in person at a meeting called for such purpose. The Distribution Agreement is not assignable and is terminable with respect to a Fund, without penalty, on 60 days' notice by the Board of Directors, the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, or by the Distributor.

                       INDEPENDENT ACCOUNTANT AND REPORTS

      At least semi-annually, the Company will furnish shareholders of the Funds with a list of the investments held in the Funds and financial statements for the Funds. The annual financial statements will be audited by the

Company's independent accountant. The Board of Directors has selected Price Waterhouse, LLP, 160 Federal Street, Boston, Massachusetts, 02110 as the Company's independent accountant to audit the Company's books and review the Company's tax returns for the Funds' fiscal years ending on and after May 31, 1993. KPMG Peat Marwick, One Boston Place, Boston, Massachusetts 02108, were the Company's independent auditors for the fiscal years ended on and before May 31, 1992.

      The Annual Reports for the fiscal period ended March 31, 1997 are hereby incorporated herein by reference in this SAI. The Annual Reports will be sent free of charge with this SAI to any shareholder who requests this SAI.

                                     COUNSEL

      Morrison & Foerster LLP serves as legal counsel to the Company. Their address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

                      ADDITIONAL INFORMATION ON PERFORMANCE

Yield information and other performance information for the Company's Funds may be obtained by calling the Company at (800) 321-7854.

      From time to time, the yield and total return of a Fund's Investor Shares and Primary Shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Each Fund of the Company also may quote information obtained from the Investment Company Institute in its advertising materials and sales literature. In addition, certain potential benefits of investing in world securities markets may be discussed in promotional materials. Such benefits include, but are not limited to: a) the expanded opportunities for investment in securities markets outside the U.S.; b) the growth of securities markets outside the U.S. vis-a-vis U.S. markets; c) the relative return associated with foreign securities markets vis-a-vis U.S. markets; and d) a reduced risk of portfolio volatility resulting from a diversified securities portfolio consisting of both U.S. and foreign securities. Performance information is available by calling 1-800-321-7854 with respect to Investor Shares and 1-800-621-2192 with respect to Primary Shares.

YIELD CALCULATIONS

      The current yield quotations for the Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of the Money Market Funds are computed by determining the net change, exclusive of capital changes, over a seven-day base period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period. The net change in account value is divided by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then multiplied by (5/7), with the resulting annualized yield figure carried to the nearest 1/100 of 1%. For purposes of calculating current yield, net change in account value reflects: (i) the value of additional shares purchased with dividends from the original shares and dividends declared on both the original shares and any such additional shares, and (ii) all fees (other than non-recurring account charges) that are charged to all shareholder accounts in proportion to the length of the base period and the average account size of the Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares of the Money Market Funds. The capital changes excluded from the calculation of current yield are realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

      The effective yield quotations for the Primary Shares and Investor Shares of the Money Market Funds are computed by compounding the unannualized seven-day base period return as follows: 1 is added to the base period return and this sum is then raised to a power equal to (5/7), and 1 is then subtracted from the result. Based on the seven-day period ended March 31, 1997, (the "base period"), the current and effective yields of the various shares of the Money Market Funds were as follows:

                                 Seven Day Yield



                                                                         Effective
                                              Yield                        Yield                         Tax
                                             Without                    Without Fee       Tax         Equivalent
                                           Fee Waivers     Effective      Waivers      Equivalent     Yield w/o
                                 Yield                       Yield                       Yield         Waivers
Prime Fund
     Primary A Shares            5.36%        5.31%          5.50%         5.45%         8.87%          8.82%
     Primary B Shares            5.11%        5.06%          5.24%         5.19%         8.46%          8.41%
     Investor A Shares           5.01%        4.96%          5.14%         5.09%         8.29%          8.24%
     Investor B Shares           5.11%        4.96%          5.24%         5.09%         8.46%          8.31%
     Investor C Shares           5.11%        5.06%          5.24%         5.19%         8.46%          8.41%
     Daily Shares                4.86%        4.61%          4.98%         4.73%         8.05%          7.80%
Treasury Fund
     Primary A Shares            5.40%        5.35%          5.55%         5.50%         8.94%          8.89%
     Primary B Shares            5.15%        5.10%          5.28%         5.23%         8.53%          8.48%
     Investor A Shares           5.05%        5.00%          5.18%         5.13%         8.36%          8.31%
     Investor B Shares           5.15%        5.00%          5.28%         5.13%         8.53%          8.38%
     Investor C Shares           5.15%        5.10%          5.28%         5.23%         8.53%          7.86%
     Daily Shares                4.90%        4.65%          5.02%         4.77%         8.11%          7.86%



      The yield of the Primary Shares and Investor Shares of the Non-Money Market Funds is a measure of the net investment income per share (as defined) earned over a 30-day period expressed as a percentage of the maximum offering price of a share of such classes at the end of the period. Based upon the 30-day period ended March 31, 1997, the yields of the various shares of the Government Securities Fund(1) were as follows:

                                                                     Thirty Day Yield

                                                                                 Yield Without Fee
       Government Securities Fund                              Yield                  Waivers
                                                               -----                  -------
            Primary A Shares                                   6.14%                   6.00%
            Primary B Shares                                   5.63%                   5.48%
            Investor A Shares                                  5.88%                   5.74%
            Investor C Shares                                  5.63%                   5.49%
            Investor N Shares                                  5.48%                   5.33%

During the period for which certain yield quotations are given above, NationsBank and the Administrator voluntarily waived fees or reimbursed certain expenses of such shares, thereby increasing yield figures. Such waivers or expense reimbursements may be discontinued at any time.


--------
1 The Equity Fund does not disclose a 30-day yield because it is an equity fund.

      Such yield figures were determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    Yield = 2[(a-b + 1)(6)-1]
                                                     cd

Where:            a =      dividends and interest earned during the period

                  b =      expenses accrued for the period (net of
                           reimbursements)

                  c = average daily number of shares outstanding during the period that were entitled to receive dividends

                  d = maximum offering price per share on the last day of the period

      For purposes of yield quotation, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from the calculation.

      Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions a Fund paid over the same period or the rate of income reported in the Funds' financial statements.



TOTAL RETURN CALCULATIONS

      Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Non-Money Market Fund. The Non-Money Market Funds' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC.

      Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                             P(1 + T)n = ERV

Where:            P =      a hypothetical initial payment of $1,000

                  T =      average annual total return

                  n =      number of years

                  ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

      The following figures, for the period ended March 31, 1997, reflect the deduction of sales charges, if any, that would have been deducted from a sale of shares.




                                                           Average Annual Total Return

                                                                                  5 Year Period Ended
                                                                                      3/31/97 or
                                                       One Year                        Inception
                                                 Period Ended 3/31/97               through 3/31/97
        Equity Income Fund
             Primary A Shares                         15.62%                           14.10%
             Investor A                               15.30%                           13.78%
             Investor B                               14.76%                           13.26%
             Investor C                               15.01%                           13.51%

        International Equity Fund
             Primary A                                 1.32%                            8.24%
             Investor A                                1.08%                            6.63%
             Investor B                                0.28%                            7.21%
             Investor C                                0.77%                            6.58%

        Government Securities Fund
             Primary A                                 3.18%                            5.02%
             Investor A                                2.92%                            4.79%
             Investor B                                2.51%                            2.88%
             Investor C                                2.67%                            3.55%




      Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  CTR = (ERV-P) 100
                        -------
                              P

Where:            CTR = Cumulative total return

                  ERV = ending redeemable value at the end of the period of
                        a hypothetical $1,000 payment made at the beginning of such period

                  P = initial payment of $1,000.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.



                                              Cumulative Total Return

                                                                                              10 Year Period   10 Year Period
                                                                                              Ended 3/31/97    Ended 3/31/97
                                                                                              or Inception     or Inception
                            FYE            FYE              5 Year Period    5 Year Period    through          through
                            3/31/97        3/31/97          Ended 3/31/97    Ended 3/31/97    3/31/97          3/31/97
                            Without        Including        Without          Including        Without          Including
                            Sales          Sales            Sales            Sales            Sales            Sales
                            Charges        Charges          Charges          Charges          Charges          Charges
Equity Income Fund
   Primary A Shares         15.62%         15.62%           14.10%           14.10%           119.98%          119.98%
   Primary B Shares         NA             NA               NA               NA               11.17%           11.17%
   Investor A Shares        15.30%         15.30%           13.78%           13.78%           115.48%          115.48%
   Investor B Shares        14.76%         14.76%           NA               NA               60.81%           60.81%
   Investor C Shares        15.01%         14.55%           NA               NA               83.38%           83.38%

International Equity Fund
   Primary A Shares         1.32%          1.32%            8.24%            8.24%            44.13%           44.13%
   Primary B Shares         NA             NA               NA               NA               -0.66%           -0.66%
   Investor A Shares        1.08%          1.08%            NA               NA               36.33%           36.33%
   Investor B Shares        0.28%          0.28%            NA               NA               30.40%           30.40%
   Investor C Shares        0.77%          0.28%            NA               NA               35.67%           35.67%

Government Securities
Fund                        3.18%          3.18%                             5.02%            40.32%           40.32%
   Primary A Shares
   Primary B Shares         NA             NA               NA               NA               NA               NA
   Investor A Shares        2.92%          2.92%            4.79%            4.79%            38.37%           38.40%
   Investor B Shares        2.51%          2.51%            NA               NA               11.44%           11.44%
   Investor C Shares        2.67%          2.18%            NA               NA               17.94%           17.94%



* Primary A Shares of the Company do not carry a sales charge.

The Primary Shares and Investor Shares of the Equity Income Fund, Government Securities Fund and International Equity Fund may also quote their distribution rates, which express the historical amount of income dividends paid to their shareholders during a one-month (in the case of the Government Securities Fund) or a three-month (in the case of the Equity Income Fund and International Equity
Fund) period as a percentage of the maximum offering price per share on the last day of such period. The performance figures of the Funds as described above will vary from time to time depending upon market and economic conditions, the composition of their portfolios and operating expenses. These factors should be considered when comparing the performance figures of the Funds with those of other investment companies and investment vehicles.

      The "yield" and "effective yield" of each class of shares of a Money Market Fund may be compared to the respective averages compiled by DONOGHUE'S MONEY FUND REPORT, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas. Each Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising and sales literature. In addition, the Funds also may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Fund may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, and THE NEW YORK TIMES, OR in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Fund.

      In addition, the performance and yield of a class of shares in Nations Equity Income Fund and Nations International Equity Fund may be compared to the Standard & Poor's 500 Stock Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. The performance and yield of a class of shares in the Nations International Equity Fund may be compared to the Europe, Far East and Australia Index, a recognized unmanaged index of international stocks. Any given performance comparison should not be considered representative of a Fund's performance for any future period.

                                  MISCELLANEOUS

CERTAIN RECORD HOLDERS

      The following indicates those persons who owned 5% or more of the indicated class of shares as of July 2, 1997. Unless otherwise indicated, the address for each recordholder of Primary Shares is 1401 Elm Street, 11th Floor, Dallas, Texas 75202.




Name and Address                                            Percentage of Shares
                                                            Held of Record Only

PRIME FUND

Primary A Shares                                                61.98%
----------------
NationsBank of Texas, N.A.
Attn:  Adrian Castillo
1401 Elm Street, 11th Floor
Dallas, TX  75202-2911


Boatmen's Trust Company                                       36.45%
P.O. Box 14737 LBT 0785
St. Louis, MO  63178

Primary B Shares
NationsBank of Texas, N.A.                                    98.12%
Attn:  Adrian Castillo (B Shares)
1401 Elm Street, 11th Floor
Dallas, TX  75202-2911

Investor A Shares
Dean Witter Reynolds Cust For                                 29.64%
J. Harold Courson
IRA Rollover DTD 06/14/93
3212 Carmel Bay Drive
Mt. Pleasant, SC  29464-8512

Dean Witter Reynolds Cust For                                 19.30%
Jane S. Mollenhoff
IRA Rollover DTD 06/14/93
5603 Boatwright Circle
Williamsburg, VA  23185

BSDT Cust                                                     10.20%

Name and Address                                            Percentage of Shares
                                                            Held of Record Only

Rollover IRA FBO
William D. Patterson
1742 Hilltop
Kingwood, TX  77339

National Financial For The                                     9.80%
Exclusive Benefit Of Our Customers
200 Liberty Street
1 World Financial Center
Attn:  Mutual Funds, 5th Floor
New York, NY  10281

Dean Witter Reynolds Cust For                                  6.65%
C. David Kaley
IRA Rollover, DTD 06/14/93
129 Shomate Drive
Longwood, FL  32750-3040

Dean Witter Reynolds Cust For                                  6.52%
Clark N. West III
IRA Rollover DTD 12/16/94
894 Mulligan Lane
West Minster, MD  21138

Dean Witter Reynolds Cust For                                  5.96%
R. Reid Adams
IRA Standard DTD 06/14/93
P.O. Box 130
Lawrenceville, GA  30246-0130

Gerald S. Goldman &                                            5.85%
Margit M. Goldman JTWROS
8130 Arbor Way
Owings, MD  20736

BSDT Cust IRA FBO                                              5.43%
Redit Askew
147 15th Street, 5A
Atlanta, GA  30309

Investor C Shares
Steven A. Franks & Larry D. Johnson                           32.19%
TTEES For Fielder Electric Motor
Repair Inc. PEN Plan U/A DTD 10/01/82
104 Poplar Knob Road
Galax, VA  24333

Marie W. Thomason and                                         20.00%
James R. Thomason JTTEN
2911 Polo Club Road
Nashville, TN  37221

Name and Address                                            Percentage of Shares
                                                            Held of Record Only


Jim Celania                                                   17.76%
200 S Canterbury Road
Charlotte, NC  28211

Rebecca L. Layous Revocable Trust                             14.07%
DTD 03/05/92
Rebecca L. Layous Trustee
11500 Big Piney Way
Potomac, MD  20854

John Jones and                                                 7.89%
Becky L. Jones JTTEN
4235 SW 111 Terrace
Davie, FL  33328-2111

Dean Witter Reynolds Cust For                                  6.45%
Max Elgan Clark
IRA Rollover DTD 08/26/93
P.O. Box 276
Mineral Wells, TX  76068-0276

Dallas Summer Musicals Inc.                                    5.75%
P.O. Box 710336
Dallas, TX  75371

Holy Trinity Greek Orthodox                                    5.39%
Church Inc.
4905 Franklin Road
Nashville, TN  37220

Daily Shares
Stephens Inc. Omnibus Account                                 46.31%
Attn:  Jean Geiger
111 Center Street
Little Rock, AR  72201-4402

Unit Parts Company                                             2.52%
P.O. Box 26021
Oklahoma City, OK  73126-0021

The G.H.K. Company                                             2.09%
Mr. Robert A. Livingston
6305 Waterford Blvd.
Oklahoma City, OK  73118-1116

Robinson-Van Vuren Associates Inc.                             1.56%
3000 United Founders Blvd., Suite 240
Oklahoma City, OK  73112-4279

Name and Address                                            Percentage of Shares
                                                            Held of Record Only

Donaldson Lufkin Jenrette                                      1.43%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-9998

Westphalen Bradley & James Inc.                                1.41%
P.O. Box 18447
Oklahoma City, OK  73154-0447

National Cowboy Hall of Fame                                   1.39%
Whiskey Smuggler Account
1700 NE 63rd Street
Oklahoma City, OK  73111-7906

TREASURY FUND

Primary A Shares
Boatmen's Trust Company                                       63.59%
P.O. Box 14737 LBT0785
St. Louis, MO  63178

NationsBank of Texas, N.A.                                    35.81%
Attn:  Adrian Castillo
1401 Elm Street, 11th Floor
Dallas, TX  75202-2911

Primary B Shares
NationsBank of Texas, N.A.                                    97.98%
Attn:  Adrian Castillo
1401 Elm Street, 11th Floor
Dallas, TX  75202-2911

Investor A Shares
Hare & Co., Bank of New York                                  88.94%
Attn:  STIF/Master Note
One Wall Street, 2nd Floor
New York, NY  10286

Investor B Shares
Hare & Co., Bank of New York                                  64.01%
Attn:  STIF/Master Note
One Wall Street, 2nd Floor
New York, NY  10286

Investor C Shares
Dean Witter Reynolds Cust For                                 68.03%
Dorothy Page Suggs
IRA STD/Rollover DTD 10/04/93
8332 Highway 100
Nashville, TN  37221

Name and Address                                            Percentage of Shares
                                                            Held of Record Only

Dean Witter Reynolds Cust For                                 24.63%
John P. Nicoson
IRA STD/Rollover DTD 01/31/95
13147 Ashvale Drive
Fairfax, VA  22033

Lois H. Bohler                                                17.88%
6 Bransord Place
Augusta, GA  30904-6131

Gail Margules                                                 12.94%
21 Manor Lane
Lawrence, NY  11559-1503

Kenneth E. Hester &                                           11.18%
J. Robert Wren Jr. TTEES
Daniel J. Stowe Rev. Trust DTD 08/22/95
P.O. Box 1046
Belmont, NC  28012

Carlos Ghosn Bichara                                          10.00%
Villa La Ranchere
1 Rue Charles DeGaulle
Saint Nom La Breteche
78860, France

David S. Hungerford and                                        6.25%
UTA-Heide Hungerford Ten Enty
10715 Potspring Road
Cockeysville, MD  21030

Daily Shares
Stephens Inc. Omnibus Account                                  5.87%
Attn:  Jean Geiger
111 Center Street
Little Rock, AR  72201-4402


EQUITY INCOME FUND

Primary A Shares
NationsBank of Texas, N.A.                                    54.55%
Attn:  Adrian Castillo
1401 Elm Street, 11th Floor
Dallas, TX  75202-2911

CNOM & Co.                                                    35.46%
P.O. Box 500409
St. Louis, MO  63150-0409

Name and Address                                            Percentage of Shares
                                                            Held of Record Only

Primary B Shares
NationsBank of Texas, N.A.                                   100.00%
Attn:  Adrian Castillo
1401 Elm Street, 11th Floor
Dallas, TX  75202-2911

Investor A Shares
Patricia M. Suber                                             55.66%
1330 Whittaker Drive
Columbia, SC  29206

Mineo Moriai                                                  25.94%
817 Marsh Trail Circle
Atlanta, GA  30328-5733

Wilma F. Hamilton &                                           16.45%
James H. Hamilton &
Gwen H. Baker JTTEN
P.O. Box 281
Pine Level, NC  27568

Investor C Shares
Dean Witter Reynolds Cust For                                  7.73%
Dale Morris
IRA Standard DTD 06/14/93
818 19th Avenue S
Nashville, TN  37203-3202

Philip P. Brown &                                              7.02%
Sue N. Brown JTWROS
518 Park Center Drive
Nashville, TN  37205

Ralph Akins, Bruce Akins, Betty                                6.73%
Anne George & James Matlock TTEES
FBO Akins Feed & Seed Co. Inc.
Profit Sharing Plan
P.O. Box 289
Griffin, GA  30224

GOVERNMENT SECURITIES FUND

Primary A Shares
NationsBank of Texas, N.A.                                    98.75%
Attn:  Adrian Castillo
1401 Elm Street, 11th Floor
Dallas, TX  75202-2911

Name and Address                                            Percentage of Shares
                                                            Held of Record Only

Primary B Shares
NationsBank of Texas, N.A.                                   100.00%
Attn:  Adrian Castillo
1401 Elm Street, 11th Floor
Dallas, TX  75202-2911

Investor A Shares
Southside Bank TTEE                                           26.65%
East Texas Regional Health Facilities Trust
U/A DTD 10/20/89
P.O. Box 8444
Tyler, TX  75711

Dodson Brothers                                               14.02%
Exterminating Co. Inc.
Attn:  H.P. Dawson
P.O. Box 10249
Lynchburg, VA  24506

Investor C Shares
Dean Witter Reynolds Cust For                                 10.68%
Gene H. Sloan Jr.
IRA Standard DTD 06/14/93
412 Lillard Road
Murfreesboro, TN  37130-3130

Harvey W. Campbell Jr.                                         5.57%
Route 2, Box 434
Appomattox, VA  24522

INTERNATIONAL EQUITY FUND

Primary A Shares
NationsBank of Texas, N.A.                                    97.88%
Attn:  Adrian Castillo
1401 Elm Street, 11th Floor
Dallas, TX  75202-2911

Primary B Shares
NationsBank of Texas, N.A.                                    96.23%
Attn:  Adrian Castillo
1401 Elm Street, 11th Floor
Dallas, TX  75202-2911

Investor A Shares
Alpine Associates                                              9.62%
A Partnership
100 Union  Avenue
Cresskill, NJ  07626

Name and Address                                            Percentage of Shares
                                                            Held of Record Only

Northern Trust Co. Cust FBO                                    7.71%
Curtiswood Corp.
P.O. Box 92956
Chicago, IL  60675

Roy R. Martine &                                               6.39%
Kathleen H. Martine JTWROS
4009 Tottenham Court
Richmond, VA  23233-1771

BSDT Cust IRA FBO                                              5.29%
Redi Askew
147 15th Street, 5A
Atlanta, GA  30309

Investor C Shares
Ralph Akins, Bruce Akins, Betty                               17.27%
Anne George & James Matlock TTEES
FBO Atkins Feed & Seed Co. Inc.
Profit Sharing Plan
P.O. Box 289
Griffin, GA  30224

C.A. Porterfield & Rosalee Moxley &                            9.80%
Frank Minton TTEES FBO
Starmount Company Employees
Tax Deferred Savings Plan
600 Green Valley Road, Suite 300
Greensboro, NC  27408-7722

Haeson Mills TTEE FBO                                          5.75%
Q Systems, Inc.
401K Plan
1430 Spring Hill Road, Suite 300
McLean, VA  22102

Deb Oweis and                                                  5.35%
Mohammad Oweis TTEES FBO
Amtec International Inc.
Profit Sharing Plan
1200 Woodruff Road, Apt. C-35
Greensville, SC  29607

William W. Jaeger &                                            5.12%
Randall T. Odeneal TTEES
FBO Sconnix Broadcasting Company
Retirement Savings Plan
1921 Gallows Road, Suite 850
Vienna, VA  22182

         As of July 15, 1997, NationsBank and its affiliates owned of record more than 25% of the outstanding shares of the Company acting as agent, fiduciary, or custodian for its customers and may be deemed a controlling person of the Company under the 1940 Act.

                      SUITABILITY OF NATIONS TREASURY FUND
                      FOR INVESTMENT BY MUNICIPAL INVESTORS

      The Public Funds Investments Act (the "Act"), enacted by the Texas legislature in 1987, as amended on June 14, 1989, and effective on August 28, 1989, permits Texas municipalities and certain other similar entities that hold public funds to invest in certain types of financial instruments. These entities include an incorporated city or town, a county, a public school district, a district or authority created under Article III, Section 52(b) (i) or (2), or
Article XVI, Section 59 of the Texas Constitution, an institution of higher education as defined by Section 61.003 of the Texas Education Code, a hospital district, a fresh water supply district, or any nonprofit corporation or public funds investment pool created under Chapter 791, Texas Government Code, acting on behalf of any of such entities (the "Entities"). The Act permits Entities to invest in U.S. Treasury securities, certain repurchase agreements related thereto, and in certain mutual funds that invest in such securities. Special counsel to the Company with respect to the Treasury Fund has rendered an opinion to the effect that, assuming that an Entity complies with applicable law, and that limitations in the Act with respect to the amount of funds in the control of the Entity that can be invested in the Company are met, the Entity may invest in the Treasury Fund of the Company when duly authorized by its governing body.

                                   SCHEDULE A

                             DESCRIPTION OF RATINGS

      The following summarizes the highest six ratings used by Standard & Poor's Corporation ("S&P") for corporate and municipal bonds. The first four ratings denote investment-grade securities.

             AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

             AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

             A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

             BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

             BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

      The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal bonds. The first four denote investment grade securities.

             Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

             A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

             Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

      The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade.

             AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

             AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

             A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

             BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

      To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

      The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment grade:

             AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

             AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

             A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

             BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

      The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

      MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

      The following summarizes the two highest ratings used by S&P for short-term municipal notes:

      SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

      SP-2 - Indicates satisfactory capacity to pay principal and interest.

      The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

      The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

      F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

      F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

      Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      For commercial paper, D&P uses the short-term debt ratings described above.

      For commercial paper, Fitch uses the short-term debt ratings described above.

      Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

      BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

             AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

             AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

             A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             BBB - The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             Long-term debt ratings may include a plus (+) or minus (-) sign to indicate where within a category the issue is placed.

      The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

             TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

             TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

             TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

             TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

      The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA"):

             AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

             AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

             A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

             BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

      A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

      The following summarizes the two highest short-term debt ratings used by
IBCA:

             A1+ When issues possess a particularly strong credit feature, a rating of A1+ is assigned.

             A1 - Obligations supported by the highest capacity for timely repayment.

             A2 - Obligations supported by a good capacity for timely repayment.

                                   SCHEDULE B

                        ADDITIONAL INFORMATION CONCERNING
                                OPTIONS & FUTURES


      As stated in the Prospectus, each Non-Money Market Fund, may enter into futures contracts and options for hedging purposes. Such transactions are described in this Schedule. During the current fiscal year, each of these Funds intends to limit its transactions in futures contracts and options so that not more than 5% of the Fund's net assets are at risk. Furthermore, in no event would any Fund purchase or sell futures contracts, or related options thereon, for hedging purposes if, immediately thereafter, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, exceeds 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. (An option to buy a futures contract is "in-the-money" if the value of the contract that is subject to the option exceeds the exercise price; an option to sell a futures contract is "in-the-money" if the exercise Price exceeds the value of the contract that is subject of the option.)

I.     Interest Rate Futures Contracts.

      Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures market have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

      A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

      Description of Interest Rates Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

      Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

      Interest rate futures contracts are traded in an auction environment on the floors of several exchanges principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Fund would deal only in standardized contracts on recognized changes. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

      A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

      Examples of Futures Contract Sale. A Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in a Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio securities does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

      In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

      The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

      If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

      Examples of Future Contract Purchase. A Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

      For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9-1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract Purchase.

      The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

      If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase.

      In each transaction, expenses also would be incurred.

II.       Index Futures Contracts.

      A stock or bond index assigns relative values to the stocks or bonds included in the index, and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contract, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100, the Bond Buyer Municipal Bond Index, an index composed of 40 term revenue and general obligation bonds, or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

      A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

      In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund also may sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

      The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objection Protect Against Increasing Price

              Portfolio                            Futures

                                          -Day Hedge is Placed

Anticipate Buying $62,500                          Buying 1 Index Futures at 125
     Equity Portfolio                              Value of Futures = $62,500/
                                                   Contract

                                          -Day Hedge is Lifted-

Buy Equity Portfolio with                          Sell 1 Index Futures at 130
     Actual Cost = $65,000                         Value of Futures = $65,000/
     Increase in Purchase                                   Contract
Price = $2,500                                     Gain on Futures = $2,500


                HEDGING A STOCK PORTFOLIO: Sell the Future Hedge
          Objective Protect Against Declining (Value of the Portfolio)

Factors

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index - 1 0

              Portfolio                            Futures

                                          -Day Hedge is Placed

Anticipate Selling $1,000,000                      Sell 16 Index Futures at 125
     Equity Portfolio                              Value of Futures = $1,000,000

                                          -Day Hedge is Lifted-

Equity Portfolio-Own                               Buy 16 Index Futures at 120
     Stock with Value = $960,000                   Value of Futures = $960,000
     Loss in Portfolio                             Gain on Futures = $40,000
       Value = $40 000

      IF, HOWEVER, THE MARKET MOVED IN THE OPPOSITE DIRECTION, THAT IS, MARKET VALUE DECREASED AND THE FUND HAD ENTERED INTO AN ANTICIPATORY PURCHASE HEDGE, OR MARKET VALUE INCREASED AND THE FUND HAD HEDGED ITS STOCK PORTFOLIO, THE RESULTS OF THE FUND'S TRANSACTIONS IN STOCK INDEX FUTURES WOULD BE AS SET FORTH BELOW.

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objection: Protect Against Increasing Price

              Portfolio                   Futures

                                 -Day Hedge is Placed

Anticipate Buying $62,500                 Buying 1 Index Futures at 125
     Equity Portfolio                     Value of Futures = $62,500/
                                          Contract

                                 -Day Hedge is Lifted-

Buy Equity Portfolio with                 Sell 1 Index Futures at 120
     Actual Cost = $60,000                Value of Futures = $60,000/Contract
     Decrease in Purchase                 Loss on Futures = $2,500
        Price = $2,500                        Contract


                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index - 1 0

              Portfolio                            Futures

                                          -Day Hedge is Placed

Anticipate Selling $1,000,000                      Sell 16 Index Futures at 125
     Equity Portfolio                              Value of Futures = $1,000,000

                                          -Day Hedge is Lifted-

Equity Portfolio-Own                               Buy 16 Index Futures at 130
     Stock with Value = $1,040,000                 Value of Futures = $1,040,000
     Gain in Portfolio = $40,000                   Loss of Futures = $40,000
       Value = $40 000

III.   Margin Payments

      Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's Custodian an amount of cash or cash equivalents, the value, of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.    Risks of Transactions in Futures Contracts

      There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at Al. If the price of the securities being hedged has moved in a favorable direction, this advance will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

      To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It also is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance, and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

      Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of Price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser still may not result in a successful hedging transaction over a short time frame.

      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

      Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

      Successful use of futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

V.     Options on Futures Contracts.

      The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

      Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write future options, and will not do so in the future absent any necessary regulatory approvals.

      ACCOUNTING AND TAX TREATMENT.

      Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

      Generally, futures contracts and options on futures contracts held by a Fund at the close of the Fund's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent (40%) of any gains or loss resulting from such constructive sale will be treated as short-term capital gain or loss and sixty percent (60%) of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract or option (the "40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts and options. With respect to futures contracts to sell or options which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell or options will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and options, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such and certain options, a Fund may make an election which will except (in whole or in part) those identified futures contracts or options from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, a Fund would be allowed (in lieu of the foregoing) to elect to either (1) offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and not more than 40% of any net loss may be treated as short-term.

      Certain foreign currency contracts entered into by a Fund may be subject to the "marking-to-market" process and the 40%-60% rule in a manner similar to that described in the preceding paragraph for futures contracts and options on futures contracts. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. Other foreign currency contracts entered into by a Fund may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

      As described more fully in the section of the SAI entitled "Additional Information Concerning Taxes," in order to qualify as a regulated investment company under the Code a Fund must derive less than 30% of its gross income from investments held for less than three months. With respect to futures contracts and other financial instruments subject to the marking-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the marking-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during taxable year (other than by reason of marking-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of each Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

                                   SCHEDULE C

                        ADDITIONAL INFORMATION CONCERNING
                           MORTGAGE-BACKED SECURITIES


MORTGAGE-BACKED SECURITIES

      Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to an investor. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private issuers or poolers can meet their obligations under the policies. Mortgage-backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

      Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-backed securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

      Residential mortgage loans are pooled by the Federal Home Loan Mortgage Corporation (FHLMC). FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's"), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

      The Federal National Mortgage Association (FNMA) is a Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved sellers/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA.

      The principal Government guarantor of mortgage-backed securities is the Government National Mortgage Association (GNMA). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by Governmental entities, private insurers, and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

      The Fund expects that Governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, certain Funds will, consistent with their investment objective and policies, consider making investments in such new types of securities.

UNDERLYING MORTGAGES

      Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, a Fund may purchase pools of variable-rate mortgages
(VRM), growing equity mortgages (GEM), graduated payment mortgages (GPM) and other types where the principal and interest payment procedures vary. VRM's are mortgages which reset the mortgage's interest rate periodically with changes in open market interest rates. To the extent that the Fund is actually invested in VRM's, the Fund's interest income will vary with changes in the applicable interest rate on pools of VRM's. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Fund's net asset value since the prices at which these securities are valued will reflect the payment procedures.

      All poolers apply standards for qualification to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, some mortgages included in pools are insured through private mortgage insurance companies.

AVERAGE LIFE

      The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions.

      As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rated 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life.

RETURNS ON MORTGAGE-BACKED SECURITIES

      Yields on mortgage-backed pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield.

Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yields of the Fund. The compounding effect from reinvestments of monthly payments received by the Fund will increase its yield to shareholders, compared to bonds that pay interest semi-annually.

                               NATIONS FUND, INC.


                       STATEMENT OF ADDITIONAL INFORMATION



                        NATIONS SMALL COMPANY GROWTH FUND
                        NATIONS U.S. GOVERNMENT BOND FUND
                        NATIONS INTERNATIONAL GROWTH FUND


       INVESTOR A, INVESTOR B, INVESTOR C, PRIMARY A AND PRIMARY B SHARES


                                 August 1, 1997

        This Statement of Additional Information ("SAI") provides supplementary information pertaining to the classes of shares representing interests in the above listed three investment portfolios of Nations Fund, Inc. This SAI is not a prospectus, and should be read only in conjunction with the current Prospectuses for the aforementioned Funds related to the class or series of shares in which one is interested, dated August 1, 1997 (each a "Prospectus"). All terms used in this SAI that are defined in the Prospectuses will have the same meanings as assigned in the Prospectuses. Copies of these Prospectuses may be obtained by writing Nations Funds c/o Stephens Inc., One NationsBank Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Funds at (800) 321-7854.

                                TABLE OF CONTENTS



                                                                                                 Page

INTRODUCTION ................................................................................       1

FUND TRANSACTIONS AND BROKERAGE..............................................................       1
        General Brokerage Policy.............................................................       1
        Section 28(e) Standards..............................................................       2

ADDITIONAL INFORMATION ON FUND INVESTMENTS ..................................................       3
        General..............................................................................       3
        When-Issued Securities, Forward Commitments and Delayed Settlements..................       4
        Foreign Securities ..................................................................       4
        Forward Foreign Currency Exchange Contracts..........................................       5
        Futures, Options and Other Derivative Instruments ...................................       6
        Warrants  ...........................................................................       8
        Options on Securities and Indices....................................................       8
        Futures Contracts....................................................................       9
        Options on Futures Contracts.........................................................      10
        Limitations on Use of Futures Transactions and Risk Considerations...................      10
        Options on Currencies................................................................      11
        Futures Contracts on Foreign Currencies..............................................      11
        Currency Swaps.......................................................................      11
        Convertible Securities...............................................................      11
        Variable and Floating Rate Instruments...............................................      12
        Stripped Securities..................................................................      13
        Participation Interests and Company Receipts.........................................      13
        Asset-Backed and Mortgage-Backed Securities..........................................      14
        Repurchase Agreements................................................................      14
        Reverse Repurchase Agreements .......................................................      15
        Lending of Portfolio Securities......................................................      16
        Other Investment Companies...........................................................      16
        Restricted and Other Illiquid Securities.............................................      16
        Combined Transactions................................................................      16
        Use of Segregated and Other Special Accounts.........................................      17
        U.S. Government Obligations..........................................................      17
        Custodial Receipts...................................................................      18
        Corporate Debt Securities............................................................      18
        U.S. and Foreign Bank Obligations....................................................      18
        Real Estate Investment Companies.....................................................      19
        Additional Investment Limitations ...................................................      19

NET ASSET VALUE..............................................................................      23
        Purchases and Redemptions............................................................      23
        Investment Strategy..................................................................      23
        Net Asset Value Determination........................................................      23
        Exchanges............................................................................      24

DESCRIPTION OF SHARES........................................................................      25
        Dividends and Distributions..........................................................      25



ADDITIONAL INFORMATION CONCERNING TAXES......................................................      25
        Qualification as a Regulated Investment Company......................................      25
        Excise Tax on Regulated Investment Companies.........................................      27
        Distributions and Other Matters......................................................      27
        Sale or Redemption of Shares ........................................................      28
        Tax Rates............................................................................      28
        Foreign Shareholders ................................................................      29
        Effect of Future Legislation; Local Tax Considerations...............................      29

DIRECTORS AND OFFICERS.......................................................................      29
        Nations Funds Retirement Plan........................................................      34
        Nations Funds Deferred Compensation Plan ............................................      34
        Compensation Table...................................................................      35

INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
TRANSFER AGENCY, SHAREHOLDER SERVICING AND
DISTRIBUTION AGREEMENTS .....................................................................      36
        The Company and Its Common Stock.....................................................      36
        Investment Adviser...................................................................      36
        Investment Styles....................................................................      38
        Administrator and Co-Administrator...................................................      39
        Distribution Plans and Shareholder Servicing
        Arrangements for Investor Shares.....................................................      41
        Shareholder Administration Plan
        (Primary B Shares)...................................................................      45
        Expenses.............................................................................      46
        Transfer Agents and Custodians.......................................................      47

DISTRIBUTOR .................................................................................      47

INDEPENDENT ACCOUNTANT AND REPORTS...........................................................      48

COUNSEL......................................................................................      48

ADDITIONAL INFORMATION ON PERFORMANCE .......................................................      48
        Yield Calculations...................................................................      48
        Total Return Calculations............................................................      49

MISCELLANEOUS ...............................................................................      52
        Certain Record Holders...............................................................      52

SCHEDULE A - Description of Ratings..........................................................     A-1

SCHEDULE B - Additional Information Concerning Options &
Futures......................................................................................     B-1

SCHEDULE C - Additional Information Concerning Mortgage
Backed Securities............................................................................     C-1

                                       ii



                                  INTRODUCTION

      Nations Fund, Inc. (the "Company") is a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the mutual fund being considered for investment.
This information about the Company is included in various Prospectuses. The
Prospectuses relate to the Primary A, Primary B, Investor A, Investor B(formerly
Investor N) and Investor C Shares of Nations Small Company Growth Fund (the
"Small Company Growth Fund"), Nations U.S. Government Bond Fund (the "Government
Bond Fund") and Nations International Growth Fund (the "International Growth
Fund") (hereinafter the Small Company Growth, Government Bond and International
Growth Funds, collectively referred to individually as a "Fund" and collectively as the "Funds"). The Primary A and Primary B Shares are collectively referred to herein as "Primary Shares" and the Investor A, Investor B and Investor C Shares are referred to as "Investor Shares." Prospectuses relating to these Funds may be obtained without charge by written request to Nations Funds, c/o Stephens, Inc., One NationsBank Plaza, 33rd Floor, Charlotte, NC 28255. Investors also may call toll-free at (800) 321-7854.

     NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds.
Boatmen's Capital Management, Inc. ("Boatmen's") is the investment sub-adviser to Government Bond Fund. TradeStreet Associates, Inc. ("TradeStreet") serves as investment sub-adviser to Small Company Growth Fund. Gartmore Global Partners
("Gartmore") serves as investment sub-adviser to International Growth Fund. As used herein, "Adviser" shall mean NBAI, Boatmen's and/or Gartmore as the context may require.

      This SAI is intended to furnish prospective investors with additional information concerning the Company and the Funds. Some of the information required to be in this SAI is also included in the Funds' current Prospectuses, and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Additionally, the Prospectuses and this SAI omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectuses and this SAI, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                         FUND TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

      Subject to policies established by the Board of Directors of the Company, the Adviser is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of such Fund's securities transactions and for the allocation of brokerage fees in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While the Adviser generally seeks reasonably competitive commission rates, a Fund does not necessarily pay the lowest commission or spread available.

         The Adviser is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         In placing orders for portfolio securities of a Fund, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds




                                       1


reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the reasonableness of the spread or commission, if any.

         While the Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Adviser will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Adviser or its other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries.
Such services are used by the Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts.
Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund. Services furnished by such brokers may be used by the Adviser in providing investment advisory and investment management services for the Company.

         Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Directors of the Company.

         In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of the Adviser. Investment decisions for each Fund and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. It may happen that a particular security is bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Company believes that over time its ability to participate in volume transactions will produce superior executions for the Funds.

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.
Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions.

SECTION 28(E) STANDARDS

      Under Section 28(e) of the Securities Exchange Act of 1934, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its


                                       2


investment decision making responsibilities." Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

      Broker/dealers utilized by the Adviser may furnish statistical, research and other information or services which are deemed by the Adviser to be beneficial to the Funds' investment programs. Research services received from brokers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; fund management strategies;
performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

      The outside research assistance is useful to the Adviser since the brokers utilized by the Adviser as a group tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a diverse perspective on financial markets. Research services which are provided to the Adviser by brokers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. The Adviser is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by brokers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Funds. Similarly, any research services received by the Adviser through the placement of fund transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Company by improving the quality of the Adviser's investment advice. The advisory fees paid by the Company are not reduced because the Adviser receives such services.

      Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Funds.


                   ADDITIONAL INFORMATION ON FUND INVESTMENTS

GENERAL

      Information concerning each Fund's investment objective is set forth in each of the Prospectuses under the headings "Objectives" and "How Objectives Are
Pursued" and "Appendix A - Portfolio Securities." There can be no assurance that the Funds will achieve their objectives. The principal features of the Funds' investment programs and the primary risks associated with those investment programs are discussed in the Prospectuses under the heading "How Objectives Are
Pursued" and "Appendix A - Portfolio Securities." The values of the securities in which the Funds invest fluctuate based upon interest rates, foreign currency rates, the financial stability of the issuer and market factors.

      Pursuant to one of the Company's fundamental investment restrictions (see
"How Objectives Are Pursued -Investment Limitations" in the Company's
Prospectuses), the Company does not have authority to purchase any securities which would cause more than 25% of the value of any Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same


                                       3


industry, provided that, there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS

         Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. The Small Company Growth Fund and the Government Bond Fund also may purchase or sell securities on a delayed settlement basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date on which the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases, forward commitment and delayed settlement transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

         Each Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis (and with respect to the Small
Company Growth Fund and Government Bond Fund, on a delayed settlement basis) only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed necessary by a maker of investment strategy, however, the Funds may dispose of or renegotiate a commitment after entering into it. The Funds also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Funds may realize a capital gain or loss in connection with these transactions.

         When a Fund purchases securities on a when-issued commitment or delayed settlement basis, the Fund's custodian will maintain in a segregated account cash, U.S. Government securities or other high grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment or delayed settlement transaction to sell portfolio securities subject to such commitment, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed settlements.

FOREIGN SECURITIES

         Each Fund may invest in foreign securities. The Small Company Growth and Government Bond Funds may invest either directly or indirectly through American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer, or through European Depository Receipts ("EDRs"), which are receipts issued by European financial institutions evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars while EDR prices are generally denominated in foreign currencies. The securities underlying an ADR or EDR will normally be denominated in a foreign currency. The underlying securities may be subject to foreign government taxes which could reduce the yield on such securities.

         Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities and which may favorably or unfavorably affect the Fund's performance. Because foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards in addition to practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets is less than in United States markets and at times, volatility of price can be greater than in United States markets. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. Also, delivery of securities before


                                       4


payment may be required in some countries. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in either losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, possible liability of the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, each Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies in foreign countries than in the United States. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments, which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Each Fund seeks to mitigate the risks associated with the foregoing considerations through diversification and continuous professional management.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         Each Fund may invest in forward foreign currency exchange contracts
("forward contracts") for hedging purposes and to seek to increase total return.
A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are individually negotiated and privately traded in the interbank market by currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

         The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month, and forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Closing purchase transactions with respect to forward contracts are usually effected by a currency trader who is a party to the original forward contract. The Funds may be required to segregate assets consisting of cash, U.S. government securities or other high grade liquid debt securities to cover forward contracts that require it to purchase foreign currency.

         SMALL COMPANY GROWTH AND GOVERNMENT BOND FUNDS: When the Adviser believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. This practice is referred to as "cross-hedging". The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency.

         Each Fund may also enter into a forward contract to sell a currency that is linked to a currency that the Adviser believes to be less attractive and buy a currency that the Adviser believes to be more attractive (or a currency that is linked to currency that the Adviser believes to be more attractive). The amount in question would not exceed the value of the Fund's securities denominated in the less attractive currency. For example, if the Austrian
Schilling is linked to the German Deutsche Mark (the "D-mark"), the Fund holds securities denominated in Austrian Schillings and the Adviser believes that the value of Schillings will decline against the British Pound, the Fund may enter into a contract to sell D-marks and buy Pounds. This practice is referred to as "proxy hedging". Proxy hedging involves the risk that the amount of currencies involved may not equal the value of the Fund's securities denominated in the currency expected to deteriorate and improperly anticipated currency movements could result in losses to the Fund. Further, there is the risk that the linkage between various currencies may change or be eliminated.

         The Fund's activities involving forward contracts may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.


                                       5


         INTERNATIONAL GROWTH FUND: The reasons forward contracts would be used to achieve the investment objectives of the International Growth Fund are discussed below under "Futures Contracts on Foreign Currencies".

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

      FUTURES CONTRACTS IN GENERAL. A futures contract is an agreement between two parties for the future delivery of fixed income securities or for the payment or acceptance of a cash settlement in the case of futures contracts on an index of fixed income or equity securities. A "sale" of a futures contract means the contractual obligation to deliver the securities at a specified price on a specified date, or to make the cash settlement called for by the contract.
Futures contracts have been designed by exchanges which have been designated
"contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage
Association modified pass-through mortgage-backed securities, three-month U.S.
Treasury Bills, bank certificates of deposit, and on indices of municipal, corporate and government bonds.

      While futures contracts based on securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. A Fund will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, a Fund must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and a Fund that engages in futures transactions may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to a futures contract based on securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

      Futures contracts on indices of securities are settled through the making and acceptance of cash settlements based on changes in value of the underlying rate or index between the time the contract is entered into and the time it is liquidated.

      FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND RELATED INDICES. As noted in their respective Prospectuses, certain Funds may enter into transactions in futures contracts for the purpose of hedging a relevant portion of their portfolios. A Fund may enter into transactions in futures contracts that are based on U.S. Government obligations, including any index of government obligations that may be available for trading. Such transactions will be entered into where movements in the value of the securities or index underlying a futures contract can be expected to correlate closely with movements in the value of securities held in a Fund. For example, a Fund may sell futures contracts in anticipation of a general rise in the level of interest rates, which would result in a decline in the value of its fixed income securities. If the expected rise in interest rates occurs, the Fund may realize gains on its futures position, which should offset all or part of the decline in value of fixed income fund securities. A Fund could protect against such decline by selling fixed income securities, but such a strategy would involve higher transaction costs than the sale of futures contracts and, if interest rates again declined, the Fund would be unable to take advantage of the resulting market advance without purchases of additional securities.

      The purpose of the purchase or sale of a futures contract on government securities and indices of government securities, in the case of the above-referenced Funds, which hold or intend to acquire long-term debt securities, is to protect a Fund from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if long-term bonds are held by a Fund, and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling



                                       6


an equivalent value of the long-term bonds held by the Fund. If interest rates did increase, the value of the debt securities in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. When a Fund is not fully invested and a decline in interest rates is anticipated, which would increase the cost of fixed income securities that the Fund intends to acquire, it may purchase futures contracts.
In the event that the projected decline in interest rates occurs, the increased cost of the securities acquired by the Fund should be offset, in whole or part, by gains on the futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of transactions involving futures contracts on fixed income securities, a Fund will purchase the securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

      Similarly, when it is expected that interest rates may decline, futures contracts on fixed income securities and indices of government securities may be purchased for the purpose of hedging against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of such futures contracts should be similar to that of long-term bonds, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds in the cash market. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of these futures contracts as an investment technique allows a Fund to act in anticipation of such an interest rate decline without having to sell its portfolio securities. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained by a Fund will consist of cash, cash equivalents or high quality debt securities of the Fund in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial deposit and variation margin payments made by the Fund with respect to such futures contracts.

      STOCK INDEX FUTURES CONTRACTS. As described in the Prospectuses, certain
Funds may sell stock index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of securities to be sold. Conversely, a Fund may purchase stock index futures contracts in order to protect against anticipated increases in the cost of securities to be acquired.

      In addition, a Fund may utilize stock index futures contracts in anticipation of changes in the composition of its portfolio. For example, in the event that a Fund expects to narrow the range of industry groups represented in its portfolio, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. As such securities are acquired, a Fund's futures positions would be closed out. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

      OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to enter into a "long" position in the underlying futures contract (i.e., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (i.e., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed price (the "strike price") up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchase of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost.
Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.




                                       7


WARRANTS

         Both the Small Company Growth and the Government Bond Funds are permitted to invest in warrants. Warrants are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

OPTIONS ON SECURITIES AND INDICES

         Each Fund may purchase and sell (write) both call and put options listed on a national securities exchange and issued by the Options Clearing
Corporation. Such options may relate to particular securities or to various indices.

         An option on a security (or index) is a contract that gives the holder of the option, in return for a premium paid, the right to buy from (in the case of a call) or sell to (in the case of a put) the seller ("writer") of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.)

         If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an off-setting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

         A Fund will realize a capital gain from a closing purchase transaction, if the cost of the closing option is less than the premium received from writing the option and will realize a capital loss if it is more. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain, or if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         There are several risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If the Fund were unable to close out an option it had purchased on a security, it would have to exercise the option to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
As a writer of a covered call option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.


                                       8


         If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

FUTURES CONTRACTS

         Each Fund may enter into futures contracts on securities and futures contracts based on securities indices, which are traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC").
Each Fund will do so to hedge against anticipated changes in securities values that would otherwise have an adverse effect upon the value of portfolio securities or upon securities to be acquired. Futures contracts and related options entered into by the Funds will be entered into consistent with CFTC regulations.

         Each Fund may take a "short" position in the futures markets by selling contracts for the future delivery of securities in order to hedge against an anticipated decline in stock prices. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with price-fluctuation characteristics similar to those of its portfolio securities. If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's securities and futures contracts based on indices, a Fund may also enter into such futures contracts as part of its hedging strategy. When hedging of this character is successful, any depreciation in the value of a Fund's securities will substantially be offset by appreciation in the value of the futures position. On other occasions a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the purchase of particular securities in the future, but expects the price then available in the securities market to be less favorable than prices that are currently available in the futures markets. Each
Fund expects that, in the normal course, it will terminate the long futures position when it makes the anticipated purchase; under unusual market conditions, however, a long futures position may be terminated without the corresponding purchase of securities.

         Futures contracts involve brokerage costs, which may be less than 1% of the contract price, and require parties to the contract to make "margin" deposits to secure performance of the contract. Each Fund will be required to deposit as margin into a segregated custodial account (held subject to the claims of the Fund's futures broker) an amount of cash or liquid securities equal to approximately 2% to 5% of the value of each futures contract. This initial margin is in the nature of a performance bond or good faith deposit on the contract. Each Fund's position in the futures market will be marked-to-market on a daily basis; the Funds may subsequently be required to make "variation" margin payments depending upon whether its futures position declines or rises in value.

         Positions taken in the futures markets are not usually held until the expiration of the contract but, instead, are normally liquidated through off-setting transactions, which may result in a profit or a loss. Nevertheless, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures contracts are traded assumes responsibility for closing out contracts and guarantees that, if the contract is still open, the sale or purchase of securities will be performed on the settlement date.

         Futures contracts on securities indices do not require the physical delivery of securities, but merely provide for profits and losses resulting from changes in the market value of a contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract.
On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular futures contract reflect changes in the value of the securities comprising the index on which the futures contract is based. Futures contracts based on securities indices currently are actively traded on the Chicago Board of Trade, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas
City Board of Trade.




                                       9


OPTIONS ON FUTURES CONTRACTS

         Each Fund may also purchase and sell (write) call and put options on futures contracts, which options are traded on exchanges that are licensed and regulated by the CFTC. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to buy a futures contract (assume a long position) at a specified exercise price, by exercising the option at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, by exercising the option at any time before the option expires.

         Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the then current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the then current market price of the contract in the futures market. When a Fund exercises an option and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures contracts, most participants in the options markets do not seek to realize their gains or losses by exercising their option rights.
Instead, the holder of an option will usually realize a gain or loss by buying or selling an off-setting option at a market price that will reflect an increase or a decrease from the premium originally paid.

         Options on futures contracts can be used by the Fund to hedge the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But, in contrast to a futures transaction in which only transaction costs are involved, benefits received in an option transaction in the event of a favorable market movement will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, in contrast to the full market risk of a futures position, the Fund will not be subject to a risk of loss on the option transaction beyond the amount of the premium it paid plus its transaction costs. Consequently, the Fund may benefit from an increase in the value of its portfolio that would have been more completely offset if the hedge had been effected through the use of a futures contract.

         If the Fund writes options on futures contracts, it will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will gain the amount of the premium, which may partially offset unfavorable changes in the value of its portfolio securities held in, or to be acquired for, the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received. Such loss may partially offset favorable changes in the value of its portfolio securities.

LIMITATIONS ON USE OF FUTURES TRANSACTIONS AND RISK CONSIDERATIONS

         Each Fund will incur brokerage fees in connection with its futures transactions, and each will be required to deposit and maintain funds with its broker as margin to guarantee performance of its futures obligations. In addition, while futures contracts will be traded to reduce certain risks, futures trading itself entails certain other risks. Thus, while a Fund may benefit from the use of such contracts, unanticipated changes in securities may result in a poorer overall performance of the Fund than if it had not entered into any futures contracts. Some futures contracts may not have a broad and liquid market, in which case the contracts may not be able to be closed at a fair price and a Fund may lose in excess of the initial margin deposit.
Moreover, in the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Tax-related requirements may limit the extent to which a Fund may engage in futures and related options transactions. (See "Tax Information.")



                                       10




OPTIONS ON CURRENCIES

      The International Growth Fund may purchase and sell options on currencies to hedge the value of securities the Fund holds or intends to buy. Options on foreign currencies may be traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS ON FOREIGN CURRENCIES

         A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price established when the position is taken. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the Chicago Mercantile Exchange.

         The International Growth Fund may enter into foreign currency futures contracts in several circumstances. First, when the Fund enters into a contract for the purchase or sale of a foreign security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such interest payments, as the case may be. By entering into a futures contract for the purchase or sale of the amount of foreign currency involved in the underlying transactions at a fixed amount of U.S. dollars, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency, during the period between the date on which the obligation is purchased or sold, or on which the interest payment is declared, and the date on which such payments are made or received.

         Second, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar (or sometimes against another currency), the Fund may enter into a futures contract to sell, for a fixed dollar or other currency amount, foreign currency approximating the value of some or all of the securities held by the Fund which are denominated in that currency. The precise matching of the futures contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it expires.

         Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into the Fund's long-term investment strategies. However, the Adviser believes that it is important for the Fund to have the flexibility to enter into foreign currency futures contracts when it determines that the best interest of the Fund will be served.

CURRENCY SWAPS

         The International Growth Fund also may enter into currency swaps for hedging purposes and to seek to increase total return. In as much as swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Fund and the Adviser believe that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each currency swap will be accrued on a daily basis and an amount of cash or liquid high grade debt securities (i.e., securities rated in one of the top three ratings categories by an NRSRO, or, if unrated, deemed by the Adviser to be of comparable credit quality) having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser.

CONVERTIBLE SECURITIES


                                       11


         The Small Company Growth and International Growth Funds may invest in convertible securities, such as bonds, notes, debentures, preferred stocks and other securities that may be converted into common stock. All convertible securities purchased by the Fund will be rated in the top two categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality.
Investments in convertible securities can provide income through interest and dividend payments, as well as, an opportunity for capital appreciation by virtue of their conversion or exchange features.

         The convertible securities in which the Funds may invest include fixed-income and zero coupon debt securities, and preferred stock that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities, generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income or, in the case of zero coupon securities, accretion of income with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion exchange features. Convertible securities generally are subordinated to other similar debt securities but not to non-convertible securities of the same issuer. Convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid
Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation because increases (or decreases) in the market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

VARIABLE AND FLOATING RATE INSTRUMENTS

         With respect to the variable and floating rate instruments that may be acquired by the Government Bond Fund as described in its Prospectus, the Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will monitor their financial status to meet payment on demand.

         In determining a Fund's average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate


                                       12



adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Such instruments which are U.S. Government obligations and certain variable rate instruments having a nominal maturity of 397 days or less when purchased by the Fund involved, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

STRIPPED SECURITIES

         The Government Bond Fund may purchase stripped securities issued or guaranteed by the U.S. Government, where the principal and interest components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under STRIPS, the principal and interest components are individually numbered and separately issued by the U.S.
Treasury at the request of depository financial institutions, which then trade the component parts independently.

         In addition, the Fund may purchase stripped mortgage-backed securities
("SMBS") issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be full recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Company's Board of Directors if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.

         Although stripped securities may not pay interest to holders prior to maturity, Federal income tax regulations require a Fund to recognize as interest income a portion of the bond's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

PARTICIPATION INTERESTS AND COMPANY RECEIPTS

         The Government Bond Fund also may purchase from domestic financier institutions and trusts created by such institutions participation interests and trust receipts in high quality debt securities. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. As to certain instruments for which the Fund will be able to demand payment, the Fund intends to exercise its right to do so only upon a default under the terms of the security, as needed to provide liquidity or to maintain or improve the quality of its investment portfolio. It is possible that a participation interest or trust receipt may be deemed to be an extension of credit by the Fund to the issuing financial institution rather than to the obligor of the underlying security and may not be directly entitled to the protection of any collateral security provided by the obligor. In such event, the ability of the Fund to obtain repayment could depend on the issuing financial institution.

         Participation interests and trust receipts may have fixed, floating or variable rates of interest, and will have remaining maturities of thirteen months or less (as defined by the Securities and Exchange Commission). If a participation interest or trust receipt is unrated, the Adviser will have determined that the interest or receipt is of comparable quality to those instruments in which the Fund may invest pursuant to guidelines approved by the Board of Directors. For certain participation interests or trust receipts the Fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of the Fund's participation interest or trust receipt in the securities involved, plus accrued interest.


                                       13


ASSET-BACKED AND MORTGAGE-BACKED SECURITIES

         The Government Bond Fund may invest in securities backed by installment contracts, credit card receivables and other assets. These asset-backed securities represent interests in pools of assets in which payment of both interest and principal on the securities is made monthly, thus in effect, passing through (net of fees paid to the issuer or guarantor of the securities) the monthly payments made by the individual borrowers on the assets that underlie the asset-backed securities. The Fund may also make significant investments in U.S. Government securities that are backed by adjustable or fixed-rate mortgage loans.

         The average life of an asset-backed or mortgage-backed instrument varies with the maturities of the underlying instruments. In the case of mortgages, maturities may be a maximum of forty years. The average life of an asset-backed or mortgage-backed instrument is likely to be substantially less than the original maturity of the asset or mortgage pools underlying the security as the result of scheduled principal payments and prepayments. This may be particularly true for mortgage-backed securities.

         Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables.
Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

         Presently, there are several types of mortgage-backed securities issued or guaranteed by U.S. Government agencies, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgage, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. Although the relative payment rights of these classes can be structured in a number of different ways, most often payments of principal are applied to the CMO classes in the order of their respective stated maturities.

         CMO classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities.
They may also include planned amortization classes ("PAC") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. The Fund will not purchase "residual" CMO interests, which normally exhibit the greatest price volatility.

         CMOs can expose a Fund to more volatility and interest rate risk than other types of mortgage-backed obligations.

REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements with selected brokers-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which the purchaser (I.E., a Fund) purchases a U.S.
Government or other high quality short-term debt obligation (the "Obligation") and the seller agrees at the time of sale to repurchase the Obligation at a specified time and price.


                                       14


         Custody of the Obligation will be maintained by the Fund's custodian.
The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

         Repurchase agreements pose certain risks for all entities, including the Funds, that utilize them. Such risks are not unique to the Funds but are inherent in repurchase agreements. The Funds seek to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation. It is not clear whether, for other purposes, a court would consider the Obligation purchased by the Fund, subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

         If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that the Fund does not have a perfected security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

         Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the Obligation.

         Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.
However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

         Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as illiquid instruments.

         Each Fund may also enter into repurchase agreements with any party deemed creditworthy by the Adviser including foreign banks and broker-dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities from which a Fund may purchase.

REVERSE REPURCHASE AGREEMENTS

         The Government Bond Fund may enter into Reverse Repurchase Agreements.
At the time the Fund enters into a reverse repurchase agreement (an agreement under which a Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account of liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price
(including accrued interest), and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the



                                       15

securities sold by a Fund may decline below the price of the securities it is obligated to repurchase. Reverse repurchase agreements also are considered to be borrowings under the 1940 Act.

LENDING OF PORTFOLIO SECURITIES

         When a Fund lends its securities, it continues to receive interest and dividends (with respect to the Small Company Growth Fund) on the securities loaned and may simultaneously earn interest on the investment of the cash loan collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. Portfolio loans will be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned plus accrued interest. Collateral for such loans may include cash, U.S. Government securities, securities of U.S. Government agencies and instrumentalities or an irrevocable letter of credit issued by a bank which meets the investment standards of a Fund for short-term instruments. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

OTHER INVESTMENT COMPANIES

         In seeking to attain their investment objectives, the Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including Advisory fees. These expenses would be in addition to the Advisory and other expenses that a Fund bears in connection with its own operations. The
Adviser has agreed to remit to the respective investing Fund fees payable to it under its respective Investment Advisory Agreement with an affiliated money market Fund to the extent such fees are based upon the investing Fund's assets invested in shares of the affiliated money market fund.

RESTRICTED AND OTHER ILLIQUID SECURITIES

         Each Fund may purchase securities that are not registered under the Securities Act of 1933, or have some other legal or contractual restrictions on resale in the principal market where the security is traded ("restricted securities"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of 1933. However, as stated in the Prospectuses, a Fund will not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities, unless the Company's Board of Directors determines, based upon a continuing review of the trading markets for the specific Rule 144A security, that such restricted security is liquid. The Directors may adopt guidelines and delegate to the Adviser's the daily function of determining and monitoring liquidity of securities. The Directors may also delegate to its Valuation Committee valuation decisions. The Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Because it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Directors will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

COMBINED TRANSACTIONS

         Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple forward foreign currency exchange contracts and any combination of futures, options and forward foreign currency exchange contracts ("component" transactions), instead of a single transaction, as part of



                                       16


a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of a Fund to do so and where underlying hedging strategies are permitted by a Fund's investment policies. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions. (See above for the risk characteristics of certain transactions.)

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

         Options, futures and forward foreign currency contracts that obligate a Fund to provide cash, securities or currencies to complete such transactions will entail that Fund to either segregate assets in an account with, or on the books of, the Company's custodian, or otherwise "covering" the transaction as described below. For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or liquid assets sufficient to meet the obligation by purchasing and delivering the securities if the call is exercised. A call option written on an index will require that Fund to have portfolio securities that correlate with the index. A put option written by a Fund also will require that Fund to have available assets sufficient to purchase the securities the Fund would be obligated to buy if the put is exercised.

         A forward foreign currency contract that obligates a Fund to provide currencies will require the Fund to hold currencies or liquid securities denominated in a foreign currency which will equal the Fund's obligations.
Such a contract requiring the purchase of currencies also requires segregation.

         Unless a segregated account consists of the securities, cash or currencies that are the subject of the obligation, a Fund will hold cash, U.S.
Government securities and other high grade liquid debt obligations in a segregated account. These assets cannot be transferred while the obligation is outstanding unless replaced with other suitable assets. In the case of an index-based transaction, a Fund could own securities substantially replicating the movement of the particular index.

         In the case of a futures contract, a Fund must deposit initial margin and variation margin, as often as daily, if the position moves adversely, sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Similarly, options on futures contracts require a Fund to deposit margin to the extent necessary to meet the Fund's commitments.

         In lieu of such assets, such transactions may be covered by other means consistent with applicable regulatory policies. A Fund may enter into off-setting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Of course, the off-setting transaction must terminate at the time of or after the primary transaction.

U.S. GOVERNMENT OBLIGATIONS

         Each Fund may invest in U.S. Government obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal
Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing
Administration, Farmers Home Administration, Export-Import Bank of the United
States, Small Business Administration, Government National Mortgage Association,
Federal National Mortgage Association, General Services Administration, Student
Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan
Mortgage Corporation, Federal Intermediate Credit Banks, Tennessee Valley
Authority, Resolution Funding Corporation and Maritime Administration.
Obligations guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include: (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participations in loans made to foreign governments or their


                                       17


agencies that are so guaranteed. The secondary market for certain of these participations is limited. If such participations are illiquid they will not be purchased.

         U.S. Government obligations include principal and interest components of securities issued or guaranteed by the U.S. Treasury if the components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program. Obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities may also be acquired in the form of custodial receipts. These receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities.

CUSTODIAL RECEIPTS

         The Government Bond Fund may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" and
"Certificates of Accrual on Treasury Securities." Although custodial receipts are not considered U.S. Government securities, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. Custodial receipts will be treated as illiquid securities.

CORPORATE DEBT SECURITIES
         Each Fund may invest in corporate debt securities of domestic issuers of all types and maturities, such as bonds, debentures, notes and commercial paper. Corporate debt securities may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participation based on revenue, sales or profit, or the purchase of common stock or warrants in a unit transaction (where corporate debt obligations and common stock are offered as a unit). Each Fund may also invest in corporate debt securities of foreign issuers.

         The corporate debt securities in which the Funds will invest will be rated investment grade by at least one Nationally Recognized Statistical Rating
Organization ("NRSRO") (e.g., BBB or above by Standard & Poor's Corporation
("S&P") or Baa or above by Moody's Investors Services, Inc. ("Moody's")).
Commercial paper purchased by the Funds will be rated in the top two categories by a NRSRO. Corporate debt securities that are not rated may be purchased by such Funds if they are determined by the Adviser to be of comparable quality under the direction of the Board of Directors of the Company. If the rating of any corporate debt security held by a Fund falls below such ratings or if the Adviser determines that an unrated corporate debt security is no longer of comparable quality, then such security shall be disposed of in an orderly manner as quickly as possible. A description of these ratings is attached as an Appendix to this Statement of Additional Information.

U.S. AND FOREIGN BANK OBLIGATIONS

         These obligations include negotiable certificates of deposit, banker's acceptances and fixed time deposits. Each Fund limits its investments in domestic bank obligations to banks having total assets in excess of $1 billion and subject to regulation by the U.S. Government. Each Fund may also invest in certificates of deposit issued by members of the Federal Deposit Insurance
Corporation ("FDIC") having total assets of less than $1 billion, provided that the Fund will at no time own more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully covered by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by a Fund, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on a Fund's right to transfer a beneficial interest in the deposit to a third party.



                                       18

         Each Fund limits its investments in foreign bank obligations (i.e., obligations of foreign branches and subsidiaries of domestic banks, and domestic and foreign branches and agencies of foreign banks) to obligations of banks which at the time of investment are branches or subsidiaries of domestic banks which meet the criteria in the preceding paragraphs or are branches or agencies of foreign banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, pursuant to the established by the Board of Directors of the Company, are of an investment quality comparable to obligations of domestic banks which may be purchased by a Fund. These obligations may be general obligations of the parent bank in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. Each Fund also limits its investments in foreign bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, The Netherlands, Italy and Switzerland), Scandinavia
(Denmark and Sweden), Australia, Japan, the Cayman Islands, the Bahamas and
Canada. Each Fund will limit its investment in securities of foreign banks to not more than 20% of total assets at the time of investment.

         Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the total assets of the Fund.

REAL ESTATE INVESTMENT COMPANIES

      The International Growth Fund may invest in real estate investment trusts.
A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. Securities issued by REITs bears certain unique risks. These include the same market risks as those affecting the real estate industry, such as fluctuations in interest rates and changes in tax laws. REIT's underlying assets are illiquid and often not diversified, and are highly dependent upon management skill. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

      REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code or 1986, as amended.

ADDITIONAL INVESTMENT LIMITATIONS

         As used in this Statement of Additional Information, with respect to matters required by the provisions of the 1940 Act to be submitted to shareholders, the term "majority of the outstanding shares" of either the Company or the Fund means the vote of the lesser of: (i) 67% or more of the shares of the Company or Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Company or Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company or Fund.

      The most significant investment restrictions applicable to the Funds' investment programs are set forth in the Prospectuses under the heading "How
Objectives Are Pursued - Investment Limitations." Additionally, as a matter of fundamental policy which may not be changed without a vote of the majority of the outstanding shares, each Fund will not:

1. Borrow money or issue senior securities as defined in the 1940 Act except that (a) a Fund may borrow money from banks for temporary purposes in amounts up to one-third of the value of such Fund's total assets at the time of borrowing, provided that borrowings in excess of 5% of the value of such Fund's total assets will be repaid prior to the purchase of additional portfolio securities by such Fund, (b) a Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities, which commitments may be considered the issuance of senior securities,



                                       19


     (c) a Fund may enter into reverse repurchase agreements or dollar roll transactions, and (d) a Fund may issue multiple classes of shares in accordance with SEC regulations or exemptions under the 1940 Act. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities. Each Fund will maintain asset coverage of 300% or maintain a segregated account with its custodian bank in which it will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its borrowing.

2. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box.) For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

3. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting. This restriction shall not limit a Fund's ability to invest in securities issued by other registered investment companies.

4.   Invest in real estate or real estate limited partnership interests. (The
     Fund may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein.) This restriction does not apply to real estate limited partnerships listed on a national stock exchange (e.g., the New York Stock
     Exchange).

5. Purchase or sell commodity contracts except that each Fund may, to the extent appropriate under its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts in accordance with its investment policies.

      In addition, certain non-fundamental investment restrictions are also applicable to various investment portfolios, including the following:

1. The Company will not purchase or retain the securities of any issuer if the officers, or directors of the Company, its advisers, or managers owning beneficially more than one half of one percent of the securities of each issuer together own beneficially more than five percent of such securities.

2. No Fund of the Company will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if by reason thereof the value of such Fund's investment in such classes of securities would exceed 5% of such Fund's total assets. For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operation or relevant business experience.

3. No Fund will purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets except that: (a) this restriction shall not apply to standby commitments, (b) this restriction shall not apply to a Fund's transactions in futures contracts and related options, and (c) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

4. No Fund will invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of such Fund's assets, and no more than 2% of the value of the Fund's net assets may be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this undertaking, warrants acquired by a Fund in units or attached to securities will be deemed to have no value).

5. No Fund of the Company will purchase securities of companies for the purpose of exercising control.




                                       20


6. No Fund of the Company will invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements, time deposits and GICs with maturities in excess of seven days, illiquid restricted securities, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include securities which may be resold under Rule 144A and Section 4(2) of the Securities Act of 1933 that the Board of Directors, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

7. No Fund of the Company will mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount up to one-third of the value of the Fund's total assets at the time of borrowing.
     For purposes of this limitation, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not considered to be a mortgage, pledge or hypothecation of assets.

8. No Fund of the Company will invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

9. No Fund of the Company will purchase oil, gas or mineral leases or other interests (a Fund may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

         In addition, as a matter of fundamental policy, the Small Company
Growth Fund and the Government Bond Fund may not:

1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalists or certificates of deposit for any such securities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company;
     except that up to 25% of the value of a Fund's total assets may be invested without regard to the foregoing limitations. For purposes of this limitation, (a) a security is considered to be issued by the entity (or entities) whose assets and revenues back the security and (b) a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry or (iii) with respect to the Small Company Growth Fund, instruments issued by domestic branches of U.S.
     Banks.

         In addition, as a fundamental policy, the International Growth Fund may not:

1. Purchase securities of any issuer if immediately after such purchase the value of the Fund's investments in issuers conducting their principal business activity in any one industry would exceed 25% of the value of the Fund's total assets, provided that: (a) the gas, electric, water and telephone businesses will be considered separate industries; (b) the personal credit and business credit businesses will be considered separate industries; (c) wholly-owned finance companies will be considered to be in the industry of their parents if their activities are primarily related to financing the activity of their parents; (d) foreign governments will be considered separate industries; and (e) there is no limitation with respect to or arising out of investments in



                                       21


     obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or tax-exempt obligations of state and municipal governments and their agencies and authorities.

2. Make loans, except to the extent that the lending of portfolio securities and purchases of debt obligations in accordance with the Fund's investment objective(s) and policies and the entry into repurchase agreements with banks, brokers, dealers and other financial institutions may be deemed to be loans.

3. Purchase or sell real estate (except securities secured by real estate or interests therein, securities issued by real estate investment trusts and securities of companies that deal in real estate or mortgages), commodities or commodity contracts relating to physical commodities or oil and gas interests (although the Fund may invest in companies that own or invest in such interests) except that the Fund may invest up to 10% of its net assets in gold bullion, or invest in companies for the purpose of exercising control or management. The Funds reserve freedom of action to hold and to sell real estate acquired as a result of the Funds' ownership of securities.

4. Act as an underwriter of securities (except as the Funds may be deemed to be an underwriter under the Securities Act of 1933) in connection with the purchase and sale of instruments or make short sales of securities unless the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

5. Purchase the securities of any issuer other than the U.S. Government, its agencies or instrumentalities, if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in any one issuer except that: (a) up to 25% of the value of its total assets may be invested without regard to such 5% limitation and (b) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities. For purposes of this restriction, a guaranty of an instrument will be considered a separate security (subject to certain exclusions allowed under the 1940 Act).

6. Issue senior securities, except: (a) as appropriate to evidence indebtedness that it is permitted to incur and (b) for Shares of the separate classes or series of the Funds, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for the purpose of this restriction.

         As a matter of non-fundamental policy, the Small Company Growth Fund and Government Bond Fund may not:

1. Lend its securities if collateral values are not continuously maintained at no less than 100% by market to market daily.

      In addition, as a matter of non-fundamental policy, the Government Bond
Fund may not:

2. Purchase equity securities of issuers that are not readily marketable if the value of a Fund's aggregate investment in such securities will exceed
     5% of its total assets.

         As a non-fundamental policy, the Government Bond Fund may not:

1. Purchase securities of issuers restricted as to disposition if the value of its aggregate investment in such classes of securities will exceed 10% of its total assets.

         For purposes of the foregoing limitations, any limitation that involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings on behalf of, a Fund.



                                       22

         As a matter of non-fundamental policy, which may be changed by the Directors without Shareholder approval, the International Growth Fund may not:

1.    Purchase securities of any one issuer if as a result more than 10% of the voting securities of such issuer would be held by the Fund;

2. Purchase securities issued by any other open-end investment company, except in the open market where no commission or, profit to a sponsor or dealer results from the purchase other than customary brokerage commissions, except when such purchase is part of a merger or consolidation, or except shares of no-load "money market" investment companies advised by one of the Funds' investment advisers or an affiliate thereof;

3. Write put and call options, unless each option is "covered," the underlying securities are ones that the Fund is permitted to purchase, each option is traded in a liquid market and the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date an option is sold shall not exceed 25% of the Fund's net assets;

4. Purchase futures contracts or options on futures contracts for non-hedging purposes if immediately after the purchase the value of the aggregate initial margin with respect to all futures contracts (both for receipt and delivery) entered into on behalf of the Fund (including foreign currency futures contracts) and premiums paid for options on futures contracts, exceed 5% of the fair market value of its total assets;

5. Borrow for investment leverage purposes, except in connection with permitted reverse repurchase agreements, but solely for extraordinary or emergency purposes and to facilitate management of the Fund's portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible.

                                 NET ASSET VALUE

PURCHASES AND REDEMPTIONS

      See "How To Buy Shares" and "How To Redeem Shares" in the Prospectuses for a complete description of the manner in which shares of the various classes of the Funds may be purchased and redeemed.

      The Funds also are available for a variety of retirement plans, including
IRAs, that allow investors to shelter some of their income from taxes. Investors should contact their Selling Agents for details concerning retirement plans.

      The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a Fund of the Company not reasonably practicable.

INVESTMENT STRATEGY

         Investing the same dollar amount at regular intervals is an investment strategy known as Dollar Cost Averaging. Using this strategy, investors purchase a greater number of shares when the fund's price is low and fewer shares when the price is high. As a result, the average purchase price for shares will be less than their average cost. Dollar Cost Averaging does not provide assurance of making a profit or any guarantee against loss in continually declining markets. Investors should evaluate whether they are able to make regular investments through periods of declining price levels before deciding to use this investment technique.

NET ASSET VALUE DETERMINATION



                                       23

      Shares of the common stock of each class of shares of each Fund that are offered by the Prospectuses are sold at their respective net asset value next determined after the receipt of the purchase order, plus any applicable sales charge. Shareholders may at any time redeem all or a portion of their shares at net asset value next determined following receipt of a redemption order, less any contingent deferred sales charge applicable to Investor Shares.

      The net asset value per share of each of the Funds is determined at the times and in the manner described in the Prospectuses.

      With respect to the Small Company Growth and International Growth Funds, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market
(but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. With respect to the Government Bond Fund, securities may be valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate maturity and seasoning differential. Securities for which prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities.

      With respect to the Small Company Growth, Government Bond and
International Growth Funds, securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value.

      Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock
Exchange. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York
Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Directors.

      For purposes of determining the net asset value per Share of the International Growth Fund, all assets and liabilities of the International
Growth Fund initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

EXCHANGES

      By use of the exchange privilege, the holder of Investor Shares and/or
Primary Shares authorizes the transfer agent or the shareholder's financial institution to rely on telephonic instructions from any person representing himself to be the investor and reasonably believed to be genuine. The transfer agent's or a financial institution's records of such instructions are binding.
Exchanges are taxable transactions for Federal income tax purposes; therefore, a shareholder will realize a capital gain or loss depending on whether the Investor Shares and/or Primary Shares being exchanged have a value which is more or less than their adjusted cost basis.

      The Company may limit the number of times the exchange privilege may be exercised by a shareholder within a specified period of time. Also, the exchange privilege may be terminated or revised at any time by



                                       24


Nations Fund, Inc. upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that the exchange privilege may be terminated or materially revised without notice under certain unusual circumstances.

      The Prospectuses for the Investor Shares and Primary Shares of each Fund describe the exchange privileges available to holders of such Investor Shares and Primary Shares, respectively.

                              DESCRIPTION OF SHARES

DIVIDENDS AND DISTRIBUTIONS

      SMALL COMPANY GROWTH FUND AND INTERNATIONAL GROWTH FUND. Dividends and distributions from net investment income, if any, are declared and paid quarterly, and capital gains distributions are declared and paid annually. The
Investor A, Investor B and Investor C Shares of the Funds shall accrue an additional expense not borne by the Primary A Shares or Primary B Shares as a result of the applicable Rule 12b-1 Plan and/or Shareholder Servicing Plan or Shareholder Administration Plan and/or Shareholder Administration Agreements.
Consequently, a separate calculation shall be made to arrive at the net asset value per share and dividends of each class of shares of the Funds.

      GOVERNMENT BOND FUND. Dividends and distributions from net investment income are declared daily and paid monthly, and capital gains distributions are declared and paid annually. The Investor A, Investor B Shares and Investor C
Shares of the Fund shall accrue an additional expense not borne by the Primary A
Shares or Primary B Shares as a result of the 12b-1 Plans and the Shareholder
Servicing Plan or Shareholder Administration Plan and/or Shareholder
Administration Agreements. Consequently, a separate calculation shall be made to arrive at the net asset value per share and dividends of each class of shares of the Fund.

                     ADDITIONAL INFORMATION CONCERNING TAXES

      The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

      The Company has received a private letter ruling from the Internal Revenue
Service to the effect that: (i) the differing fees imposed on Primary A, Primary
B, Investor A, Investor C and Investor N Shares with respect to servicing, distribution and administrative support services, transfer agency arrangements and the differing sales charges on purchases and redemptions of such shares does not result in the Company's dividends or distributions constituting
"preferential dividends" under the Internal Revenue Code of 1986, as amended
(the "Code").

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

      Each Fund expects to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement") and satisfies certain other requirements of the Code some of which are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

      In addition to satisfying the Distribution Requirement, a regulated investment company must (i) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from


                                       25


the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (ii) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on off-setting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months ("Short-Short Gains"). However, foreign currency gains, including those derived from options, futures and forwards, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or options or futures thereon). Because of the limitations on Short-Short Gains, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gains limitations will not prevent a Fund from disposing of specific investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for purposes of Short-Short Gains. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of Short-Short Gains.
However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

      In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Section
988 of the Code, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss.

      In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (ii) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option [which, among other things, must not be deep-in-the-money] with respect thereto) or (iii) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto.
However, for purposes of Short-Short Gains, the holding period of the asset disposed of may be reduced only in the case of clause (i) above. In addition, a Fund may be required to defer the recognition of loss on the disposition of an asset held as part of a straddle may be deemed to the extent of any unrecognized gain on the off-setting position.

      Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund, will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gains, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

      Transactions that may be engaged in by certain of the Funds (such as futures contracts and options on stock indices and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss arising from the actual or deemed disposition of a Section 1256 contract is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Internal Revenue Service has held in several private rulings that gains arising from



                                       26


Section 1256 contracts will not be treated as Short-Short Gains if the gains arise from a deemed disposition. A Fund may elect not to have this special tax treatment apply to Section 1256 contracts that are part of "mixed straddles" with other investments of the Fund that are not Section 1256 contracts.

      A regulated investment company, in determining its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, must generally treat all or part of any net capital loss, or net long-term capital loss incurred after October 31 as if they had been incurred in the succeeding year. Treasury regulations similarly provide that a regulated investment company can elect to defer until the next taxable year recognition of its net capital loss and net currency loss, to the extent such losses arise after October 31 of the current taxable year, in determining its investment company taxable income.

      In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

      If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

      A non-deductible 4% excise tax will be imposed on each Fund (other than to the extent of the Fund's tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each
Fund will either actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of the calendar year and, thus, expects not to be subject to the excise tax.

DISTRIBUTIONS AND OTHER MATTERS

      For purposes of the corporate alternative minimum tax (the "AMT") and the "environmental tax," the corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's alternative minimum taxable income
("AMTI"). However, corporate shareholders will generally be required to take the full amount of any dividend received from the Small Company Growth Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

      If a regulated investment company purchases shares in a "passive foreign investment company" ("PFIC"), the regulated investment company may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the regulated investment company's disposition of its PFIC shares. If a regulated investment company invests in a PFIC, the regulated investment company intends to make an election, prescribed by proposed
Treasury Regulations, to mark-to market its interest in PFIC shares. Pursuant to the election, the regulated investment company will be treated as recognizing at the end of each taxable year the excess, if any, of the fair market value of its interest in PFIC shares over its basis in such shares. Although such excess will be taxable to the regulated investment company as ordinary income notwithstanding any distributions by the PFIC, the regulated investment company will not be subject to federal income tax or the interest charge with respect to its interest in the PFIC.



                                       27

      Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his/her shares; any excess will be treated as gain from the sale of his/her shares, as discussed below.

      Prior to purchasing shares in one of the Funds, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

      Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, even though such distributions economically constitute a return of capital to the shareholder.

SALE OR REDEMPTION OF SHARES

      A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares.
All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund (or substantially identical shares) within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital in nature and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent capital gains plus, in the case of a taxpayer filing an individual tax return, $3,000 of ordinary income.

      If a shareholder (i) incurs a sales load in acquiring shares of a Fund,
(ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.

      Nations Fund, Inc. may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of Nations
Fund, Inc.'s responsibilities under the 1940 Act. Such payments in-kind shall also result in recognized gain or loss, and most likely be capital in nature, to a redeeming shareholder on the difference between the fair market value of the securities received and the shareholder's adjusted tax basis in the Fund shares sold or redeemed.

TAX RATES

     As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax rate applicable to ordinary income and net capital gains is 35%
(however, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000).





                                       28


FOREIGN SHAREHOLDERS

      Under the Code, a nonresident alien individual, foreign estate (i.e., the income of which is not subject to federal income taxation regardless of its source), foreign trust (i.e., a U.S. court is not able to exercise primary supervision over administration of that trust or a U.S. fiduciary does not have authority to control substantial decisions of that trust), foreign corporation
(each a "foreign shareholder"), or foreign shareholder who or that is a partner of an entity taxable as a partnership for federal income tax purposes ("a foreign partner") will be subject to U.S. withholding tax (at a 30% or lower income treaty rate, if applicable) on distributions of net investment income by a Fund to such foreign shareholder (or, in the case of a foreign partner, such foreign partner's share of partnership income attributable to such distributions). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business
(or, if an income tax treaty applies, is attributable to such foreign shareholder's U.S. "permanent establishment"), in which case the reporting and withholding requirements applicable to U.S. residents or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

EFFECT OF FUTURE LEGISLATION;  LOCAL TAX CONSIDERATIONS

      The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Rules of state and local taxation for ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions of net investment income may be taxable to shareholders as dividend income under state or local law even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations, which, if realized directly, would be exempt from such taxes. Shareholders are urged to consult their tax Advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                             DIRECTORS AND OFFICERS

      The Directors and Executive Officers of the Company and their principal occupations during the last five years are set forth below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201.
Those Directors who are "interested persons" of the Company (as defined in the 1940 Act) are indicated by an asterisk(*).


                                       29



                                                                                  PRINCIPAL OCCUPATIONS
                                                                                  DURING PAST 5 YEARS
                                                        POSITION WITH             AND CURRENT
NAME ADDRESS AND AGE                                     THE COMPANY              DIRECTORSHIPS

Edmund L. Benson, III, 60                                 Director                Director, President and
Saunders & Benson, Inc.                                                           Treasurer, Saunders & Benson,
728 East Main Street                                                              Inc. (Insurance); Trustee,
Suite 400                                                                         Nations Institutional Reserves
Richmond, VA 23219                                                                and Nations Fund Trust; Director,
                                                                                  Nations Fund, Inc., Nations Fund
                                                                                  Portfolios, Inc. and Nations
                                                                                  LifeGoal Funds, Inc.

James Ermer, 54                                           Director                Senior Vice President- Finance,
13705 Hickory Nut Point                                                           CSX Corporation (transportation
Midlothian, VA  23112                                                             and natural resources); Director,
                                                                                  National Mine Service; Director,
                                                                                  Lawyers Title Corporation;
                                                                                  Trustee, Nations Institutional
                                                                                  Reserves and Nations Fund Trust;
                                                                                  Director, Nations Fund, Inc.,
                                                                                  Nations Fund Portfolios, Inc. and
                                                                                  Nations LifeGoal Funds, Inc.

William H. Grigg, 64                                      Director                Since April 1994, Chairman and
Duke Power Co.                                                                    Chief Executive Officer; November
422 South Church Street                                                           1991 to April 1994, Vice
PB04G                                                                             Chairman, Duke Power Co.; from
Charlotte, NC 28242-0001                                                          April 1988 to November 1991,
                                                                                  Executive Vice President Customer
                                                                                  Group, Duke Power Co.; Director,
                                                                                  Hatteras Income Securities, Inc.,
                                                                                  Nations Government Income Term
                                                                                  Trust 2003, Inc., Nations
                                                                                  Government Income Term Trust 2004,
                                                                                  Inc., Nations Balanced Target
                                                                                  Maturity Fund, Inc., Nations Fund,
                                                                                  Inc., Nations Fund Portfolios,
                                                                                  Inc. and Nations LifeGoal Funds,
                                                                                  Inc., Trustee, Nations
                                                                                  Institutional Reserves and Nations
                                                                                  Fund Trust.


                                       30


Thomas F. Keller, 65                                      Director                R.J. Reynolds Industries
Fuqua School of Business                                                          Professor of Business
P.O. Box 90120                                                                    Administration and Dean, Fuqua
Duke University                                                                   School of Business, Duke
Durham, NC 27708                                                                  University; Director, LADD
                                                                                  Furniture, Inc.; Director, Wendy's
                                                                                  International Mentor Growth Fund,
                                                                                  and Cambridge Company; Director,
                                                                                  Hatteras Income Securities, Inc.,
                                                                                  Nations Government Income Term
                                                                                  Trust 2003, Inc., Nations
                                                                                  Government Income Term Trust 2004,
                                                                                  Inc., Nations Balanced Target
                                                                                  Maturity Fund, Inc., Nations Fund,
                                                                                  Inc., Nations Fund Portfolios,
                                                                                  Inc.; and Nations LifeGoal Funds,
                                                                                  Inc.; Trustee, Nations
                                                                                  Institutional Reserves and Nations
                                                                                  Fund Trust.

Carl E. Mundy, Jr., 62                                    Director                Commandant, United States Marine
9308 Ludgate Drive                                                                Corps, from July 1991 to July
Alexandria, VA  22309                                                             1995; Commanding General, Marine
                                                                                  Forces Atlantic, from June 1990
                                                                                  to June 1991; Director, Nations
                                                                                  Fund, Inc., Nations Fund
                                                                                  Portfolios, Inc. and Nations
                                                                                  LifeGoal Funds, Inc.; Trustee,
                                                                                  Nations Institutional Reserves
                                                                                  and Nations Fund Trust.

A. Max Walker*, 75                           President, Director and              Financial consultant; Formerly,
4580 Windsor Gate Court                      Chairman of the Board                President, A. Max Walker, Inc.;
Atlanta, GA 30342                                                                 Director and Chairman of the
                                                                                  Board, Hatteras Income Securities,
                                                                                  Inc., Nations Government Income
                                                                                  Term Trust 2003, Inc., Nations
                                                                                  Government Income Term Trust 2004,
                                                                                  Inc., Nations Balanced Target
                                                                                  Maturity Fund, Inc., Nations Fund,
                                                                                  Inc. and Nations Fund Portfolios.
                                                                                  Inc.; President and Chairman of
                                                                                  the Board of Directors, Nations
                                                                                  Institutional Reserves and Nations
                                                                                  Fund Trust.


                                       31


Charles B. Walker, 58                                     Director                Since 1989, Director, Executive
Ethyl Corporation                                                                 Vice President, Chief Financial
330 South Fourth Street                                                           Officer and Treasurer, Ethyl
Richmond, VA 23219                                                                Corporation (chemicals, plastics,
                                                                                  and aluminum manufacturing);
                                                                                  since 1994, Vice Chairman, Ethyl
                                                                                  Corporation; Vice Chairman, Chief
                                                                                  Financial Officer and Treasurer,
                                                                                  Albemarle Corporation; Director,
                                                                                  Nations Fund, Inc. and Nations
                                                                                  Fund Portfolios, Inc. and Nations
                                                                                  LifeGoal Funds, Inc.; Trustee,
                                                                                  Nations Institutional Reserves
                                                                                  and Nations Fund Trust.

Thomas S. Word, Jr.*, 59                                  Director                Partner, McGuire Woods Battle &
McGuire, Woods, Battle & Boothe                                                   Boothe (law); Director, Vaughan
One James Center                                                                  Bassett Furniture Company;
Richmond, VA  23219                                                               Director VB Williams Furniture
                                                                                  Company, Inc.; Director, Nations
                                                                                  Fund, Inc. and Nations Fund
                                                                                  Portfolios, Inc. and Nations
                                                                                  LifeGoal Funds, Inc.; Trustee,
                                                                                  Nations Institutional Reserves
                                                                                  and Nations Fund Trust.

Richard H. Blank, Jr., 40                                 Secretary               Since 1994, Vice President of
Stephens Inc.                                                                     Mutual Fund Services, Stephens
                                                                                  Inc.; 1990 to 1994, Manager Mutual
                                                                                  Fund Services, Stephens Inc.; 1983
                                                                                  to 1990, Associate in Corporate
                                                                                  Finance Department, Stephens Inc.;
                                                                                  Secretary, Nations Institutional
                                                                                  Reserves, Nations Fund Trust,
                                                                                  Nations Fund, Inc., Nations Fund
                                                                                  Portfolios, Inc. and Nations
                                                                                  LifeGoal Funds, Inc.

Michael W. Nolte, 36                                 Assistant Secretary          Associate, Financial Services
Stephens Inc.                                                                     Group of Stephens Inc.

Louise P. Newcomb, 44                                Assistant Secretary          Corporate Syndicate Associate,
Stephens Inc.                                                                     Stephens Inc.

James E. Banks, 41                                   Assistant Secretary          Since 1993, Attorney, Stephens
Stephens Inc.                                                                     Inc.; Associate Corporate
                                                                                  Counsel, Federated Investors; from
                                                                                  1991 to 1993, Staff Attorney,
                                                                                  Securities and Exchange Commission
                                                                                  from 1988 to 1991.



                                       32

Richard H. Rose, 42                                       Treasurer               Since 1994, Vice President,
First Data Investor Services Group, Inc.                                          Division Manager, First Data
(formerly, The Shareholder Services Group,                                        Investor Services Group, Inc.;
Inc.)                                                                             since 1988, Senior Vice
One Exchange Place                                                                President, The Boston Company
Boston, MA 02109                                                                  Advisers. Inc.; Treasurer,
                                                                                  Nations Institutional Reserves,
                                                                                  Nations Fund Trust, Nations Fund,
                                                                                  Inc., Nations Fund Portfolios,
                                                                                  Inc. and Nations LifeGoal Funds,
                                                                                  Inc.

Joseph C. Viselli, 33                                Assistant Treasurer          Since 1994, Director, First Data
First Data Investor Services Group, Inc.                                          Investor Services Group, Inc.,;
One Exchange Place                                                                since 1992, Assistant Vice
Boston, MA 02109                                                                  President, The Boston Company
                                                                                  Advisers, Inc., since 1989,
                                                                                  Senior Accountant, Price
                                                                                  Waterhouse LLP.

Steven Levy, 32                                      Assistant Treasurer          Since 1997, Vice President of
                                                                                  Fund Accounting, First Data
                                                                                  Investor Services Group, Inc.;
                                                                                  prior to 1997, Investment
                                                                                  Operations Manager, Franklin
                                                                                  Templeton Group and Assistant
                                                                                  Vice President of Fund
                                                                                  Accounting, Scudder, Stevens and
                                                                                  Clark, Inc.


      Mr. Rose serves as Treasurer to certain other investment companies for which First Data Investors Services Group, Inc. (the "Co-Administrator") or its affiliates serve as sponsor, distributor, administrator and/or investment adviser.

      Each Director of the Company is also a Trustee of Nations Fund Trust and Nations Institutional Reserves and a Director of Nations Fund Portfolios, Inc. and Nations LifeGoal Funds, Inc., each a registered investment company that is part of the Nations Funds Family. Richard H. Blank, Jr., Richard H. Rose, Joseph
C. Viselli, Steven Levy, Michael W. Nolte, Louise P. Newcomb and James E. Banks, Jr. also are officers of Nations Fund Trust, Nations Institutional Reserves, Nations LifeGoal Funds, Inc. and Nations Fund Portfolios, Inc.

      Each Director receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Company, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Directors (or committee thereof). All Directors receive reimbursements for expenses related to their attendance at meetings of the Board of Directors. Officers receive no direct remuneration in such capacity from the Company. No person who is an officer, director or employee of NationsBank or its affiliates serves as an officer, Director or employee of the company. As of the date of this SAI, the directors and officers of the Company as a group owned less than 1% of the outstanding shares of each of the Funds.

      The Company has adopted a Code of Ethics which, among other things, prohibits each access person of the Company from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund or (ii) was being purchased or sold by a Fund. For purposes of the Code of Ethics, an access person means (i) a director or officer of the Company; (ii) any employee of the Company (or any company in a control relationship with the Company) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Company; and (iii) any natural person in a control relationship with the Company who obtains information concerning recommendations made to the Company regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Company any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the Company's access persons, other than its "disinterested" directors, submit reports to the Company's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund.

NATIONS FUNDS RETIREMENT PLAN

      Under the terms of the Nations Funds Retirement Plan for Eligible Directors (the "Retirement Plan"), each director may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies ("Funds") advised by the Adviser. If a director retires before reaching age 65, no benefits are payable. Each eligible director is entitled to receive an annual benefit from the Funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate director's fees payable by the Funds during the calendar year in which the director's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining age 65, the director's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the director if he had not died. The Retirement Plan is unfunded. The benefits owed to each director are unsecured and subject to the general creditors of the Funds.

NATIONS FUNDS DEFERRED COMPENSATION PLAN

      Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Directors (the "Deferred Compensation Plan"), each director may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the director for that calendar year. An application was submitted to and approved by the SEC to permit deferring directors to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring director's retirement benefits commence under the Retirement Plan. The Board of Directors, in its sole discretion, may accelerate or extend such payments after a director's termination of service. If a deferring director dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the director's death. If a deferring director dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the director. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring directors have the status of unsecured creditors of the Funds from which they are deferring compensation.

                               COMPENSATION TABLE






                                  AGGREGATE
                                COMPENSATION         PENSION OR RETIREMENT       ESTIMATED ANNUAL    TOTAL COMPENSATION FROM
      NAME OF PERSON               FROM               BENEFITS ACCRUED AS          BENEFITS UPON       REGISTRANT AND FUND
       POSITION (1)            REGISTRANT (2)        PART OF FUND EXPENSES          RETIREMENT            COMPLEX(3)(4)
       ------------         -- --------------        ---------------------          ----------            -------------
Edmund L. Benson, III,               $4,894.39              $23,368.92              $11,684.46             $84,042.84
Director                                                                                                   (50% Def'd)
James Ermer                           8,085.49               23,368.92              11,684.46               46,716.94
Director
William H. Grigg                          0.00               23,368.92              11,684.46              115,933.25
Director                                                                                                  (100% Def'd)
Thomas F. Keller                        178.90               23,368.92              11,684.46              124,575.75
Director                                                                                                  (100% Def'd)
A. Max Walker                        11,486.99               23,368.92              11,684.46               75,322.94
Chairman of the Board
Charles B. Walker                       417.01               23,368.92              11,684.46               51,238.33
Director
Thomas S. Word                        9,215.83               23,368.92              11,684.46              118,926.66
Director                                                                                                  (100% Def'd)
Carl E. Mundy, Jr.                    9,679.25               23,368.92              11,684.46               52,092.00
Director
Total                                43,957.85              186,951.37              93,475.68              668,848.71


(1) All Directors receive reimbursements for expenses related to their attendance at meetings of the Board of Directors. Officers of the Company receive no direct remuneration in such capacity from the Company.

(2) For the current fiscal year. Each Director receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Company, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Directors (or committee thereof) and $500 for attendance at each other meeting of the Board of Directors (or Committee thereof).

(3) Messrs. Grigg, Keller and A. M. Walker receive compensation from nine investment companies, including the Company, that are deemed to be part of the Nations Funds "fund complex," as that term is defined under Rule 14a-101 of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer, C. Walker, Mundy and Word receive compensation from five investment companies, including the Company, deemed to be part of the Nations Funds complex.

(4) Total compensation amounts include deferred compensation (including interest) payable to or accrued for the following Directors: Edmund L. Benson, III ($55,652.78); William H. Grigg ($102,683.25); Thomas F. Keller ($110,610.14); and Thomas S. Word ($114,008.63).

                  INVESTMENT ADVISORY, ADMINISTRATION, CUSTODY,
       TRANSFER AGENCY, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS

THE COMPANY AND ITS COMMON STOCK

      The Company is an open-end diversified management investment company organized as a corporation under the laws of the State of Maryland on December 13, 1983. The Company had no operations prior to December 15, 1986. Effective October 2, 1989, the Company changed its name from Silver Star Fund, Inc. to Hatteras Funds, Inc., effective May 1, 1992 the Company began doing business under the name Nations Fund Portfolios and effective September 24, 1992, the Company changed its name to Nations Fund, Inc. The Company's fiscal year end is March 31; prior to 1996, the Company's fiscal year end was May 31. The Company offers shares of common stock which represent interests in one of eight separate Funds. This SAI relates to the following Funds of the Company: the Small Company Growth Fund, the Government Bond Fund and the International Growth Fund. Each Fund offers the following separate classes of shares (Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares). Shares of each Fund of the Company are redeemable at the net asset value, less any applicable contingent deferred sales charge ("CDSC") thereof, at the option of the holders thereof, or in certain circumstances at the option of the Company. For information concerning the methods of redemption and the rights of share ownership, consult the Prospectuses under the captions "How To Buy Shares," "How To Redeem Shares" and "Organization And History."

      As used in this SAI and in the Prospectuses, the term "majority of the outstanding shares" of the Company, a particular Fund or a particular class of shares of a Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, Fund or class (as appropriate) present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares entitled to vote, are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company, Fund or class.

      The Board of Directors may classify or reclassify any unissued shares of the Company into shares of any class, classes or Fund in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares and, pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any Fund or class. Any such classification or reclassification will comply with the provisions of the 1940 Act. Fractional shares shall have the same rights as full shares to the extent of their proportionate interest.

      Because certain of the Prospectuses combine disclosure on two separate open-end management investment companies, there is a possibility that one investment company might become liable for a misstatement, inaccuracy or incomplete disclosure in such Prospectuses concerning the other investment company. Nations Fund Trust and Nations Fund, Inc. have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in such Prospectuses.

INVESTMENT ADVISER

     NBAI serves as investment adviser to the Funds, pursuant to an Investment Advisory Agreement dated January 1, 1996. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina company. The respective principal offices of NBAI and NationsBank are located at One NationsBank Plaza, Charlotte, N.C.
28255.

     NBAI also serves as investment adviser to Nations Fund Trust, Nations Institutional Reserves, Nations Fund Portfolios, Inc. and Nations LifeGoal Funds, Inc., each a registered investment company that is part of the Nations Funds Family. In addition, NBAI serves as investment adviser to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., and Nations

Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange.

     Boatmen's serves as investment sub-adviser to the Government Bond Fund, pursuant to a Sub-Advisory Agreement dated July 31, 1997. TradeStreet serves as investment sub-adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement dated January 1, 1996, as supplemented on July 1, 1997. Gartmore serves as investment sub-adviser to the International Growth Fund pursuant to a Sub-Advisory Agreement dated April 10, 1996, as supplemented on July 11, 1997.

      Boatmen's is an indirect wholly owned subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. Boatmen's principal office is located at 100 North Broadway, St. Louis, Missouri 63178. TradeStreet and Gartmore both have principal offices located at One NationsBank Plaza, Charlotte, North Carolina 28255.

      Since 1874, NationsBank and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. It is a company dedicated to a goal of providing responsible investment management and superior service. NationsBank is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. NationsBank and its affiliated organizations make available a wide range of financial services to its over 6 million customers through over 1700 banking and investment centers. Approximately twelve of NationsBank personnel are involved in stock and bond research.

      Pursuant to the terms of the Investment Advisory Agreement and Sub-Advisory Agreements (at times, the "Advisory Agreements") with NBAI, Boatmen's, TradeStreet and Gartmore, respectively, and subject at all times to the control of the Company's Board of Directors and in conformance with the stated policies of the Company, NBAI, Boatmen's, TradeStreet and Gartmore each selects and manages the investments of the Funds. Each such Advisory entity obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Funds.

      The Advisory Agreements each provide that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of the Adviser, or any of their respective officers, directors, employees or agents, the Adviser shall not be subject to liability to the Company or to any shareholder of the Company for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      The Advisory Agreements shall become effective with respect to such Fund if and when approved by the Directors of the Company, and if so approved, shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a) (i) the Company's Board of Directors or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Company's Directors who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Directors of the Company), by votes cast in person at a meeting specifically called for such purpose. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Company (by vote of the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund) or by the Adviser on 60 days' written notice.

      The Advisory Agreements provide that the Adviser shall not be liable to the Company or to its shareholders for any act or omission by such Adviser or for any loss sustained by the Company or by its shareholders except in the case of such Adviser's willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of such Adviser, as the case may be.

      The Adviser may waive a portion of their fees; however, any such waiver may be discontinued at any time. As discussed under the caption "Expenses," each Adviser will be required to reduce their fees from the Funds, in direct proportion to the fees payable by the Funds to such Adviser and the Administrator, if the expenses of the

Funds exceed the applicable expense limitation of any state in which the Funds' shares are registered or qualified for sale.

      The indicated Fund paid the following advisory and sub-advisory fees under a prior advisory agreement during the periods indicated.


                       ADVISORY AND SUB-ADVISORY FEES PAID
                        SEPTEMBER 1, 1996 - MAY 16, 1997




                                                              Basis               Advisory
                                                             Points                 Fee
      Pilot International Fund
         Boatmen's Advisory Fee                                 0.48%               $2,306,596
         Kleinwort Sub-Advisory                                 0.32%               $1,544,789
                                                          ------------------------------------
         Total                                                  0.80%               $3,861,385
                                                          ------------------------------------

      Pilot US Government Fund
         Advisory Fee                                           0.55%               $552,504
         Advisory Waiver                                        -0.15%              $(125,674)
                                                                0.40%               $426,830
                                                          ----------------------------------

      Pilot Small Capitalization Fund
         Advisory Fee                                           1.00%               $731,622
         Advisory Waiver                                          -0.25%            $(250,320)
                                                                0.75%               $481,302
                                                          ----------------------------------


                               ADVISORY FEES PAID



                                                       SEPTEMBER 1, 1995 -       SEPTEMBER 1, 1994 -
                                                         AUGUST 31, 1996           AUGUST 31, 1995
Pilot International Fund                                    $2,175,540                $1,197,182
Pilot US Government Fund                                     $555,098                  $415,164
Pilot Small Capitalization Fund                              $178,877                    $0*
* Fund inception 12/12/95

                             SUB-ADVISORY FEES PAID

                                                       SEPTEMBER 1, 1995 -     AUGUST 31, 1994 - AUGUST
                                                         AUGUST 31, 1996               31, 1995
Pilot International Fund                                    $1,697,973                $1,631,446
Pilot US Government Fund                                       N/A                       N/A
Pilot Small Capitalization Fund                                N/A                       N/A



INVESTMENT STYLES

      When you invest in any Fund in the Nations Funds Family, you can be assured your money is managed according to a disciplined investment style; one that remains constant regardless of particular styles coming in an out of favor. The Adviser believes this structured approach to managing portfolio securities may provide you with consistent performance over time. These investment styles consist of (i) the Small Company Growth Style, and (ii) the International Equity Style. The Investment Styles described below relate to the Small Company Growth Fund and International Growth Fund.

      SMALL COMPANY GROWTH STYLE. The Small Company Growth Fund is managed by the Adviser using the Small Company Growth Style. The Small Company Growth Style investment philosophy is premised on the belief that a diversified portfolio of stocks with an above average yield can provide long-term returns, higher than that of the S&P 500 Index (the "S&P 500") and with less volatility.

      This style utilizes a "low volatility" approach to stock selection, focusing on tested factors of fundamental stock valuation. Volatility is reduced through selecting stocks with Beta Coefficient ("Beta") of less than 1.0 (Beta is a measurement of volatility relative to the stock market as a whole, which has a Beta of 1.0). Small Company Growth Style seeks to maintain a yield on the portfolio of at least 50% higher than the dividend yield for the S&P 500. The Adviser reduces risk by investing in both common stocks and convertible securities.

      The Small Company Growth Style stock selection process begins with a team of in-house research specialists aided by a computerized screening process. Starting with a 2000 company universe, stocks must first pass a rigorous screening process that selects companies with a yield one-third less than the S&P 500 and market capitalization greater than $500 million. Often stocks with below average yields grow faster than those with average yields. Therefore, over time, a portfolio may earn more income by purchasing stocks with below average yields. Stocks are then ranked relative to other stocks within their industry.

      A more sophisticated screening process is then applied to the universe. Each company is ranked based on the following factor weightings: (i) market style analyzes correlations between crucial stock characteristics (price/book ratios, dividends yields, and return on assets) and price performance; (ii) Insider Trading looks at filings with the SEC and evaluates them by title, date, transaction size and historical performance; (iii) Earnings Expectations evaluates changes in annual earnings estimates and quarterly earnings surprises, and (iv) Price Momentum monitors relative price strength with short term under performance. The final portfolio of approximately 70 issues is constructed by the Small Company Growth Style Group senior portfolio managers working closely with in-house industry specialists, as well as expert Wall Street sources.

      INTERNATIONAL GROWTH STYLE. The International Growth Fund is managed by the Adviser using the International Equity Style. The International Growth Style investment philosophy is premised on the belief that a diversified portfolio of equity securities of established, non-United States issuers can provide long-term growth of capital and income.

      This style focuses on the country selection process by utilizing macroeconomic forecasts to identify areas of the world which will exhibit relatively strong growth within the context of a modest inflation and low interest rate environment. The political factors and market liquidity constraints which can affect stock market valuations are also taken into consideration by the Adviser prior to making stock selections.

      The stock selection process begins with the elimination of equity securities with a market capitalization of less than $250 million. The next step in the process is the ranking of each country and industry sector by relative price/earnings ratio using an historical range of not less than ten years from an universe of approximately 1000 stocks. In addition to the relative historical price/earnings ratio the portfolio managers also employ a fundamental analysis of growth opportunities, management and future direction of these stocks.

      The International Growth Fund is a dollar-denominated mutual fund and therefore, consideration is given to hedging part or all of the portfolio back to U.S. dollars from international currencies. All decisions to hedge are based upon an analysis of the relative value of the U.S. dollar on an international purchasing power parity basis (purchasing power parity is a method for determining the relative purchasing power of different currencies by comparing the amount of each currency required to purchase a typical bundle of goods and services to domestic markets) and an estimation of short-term interest rate differentials (which affect both the direction of currency movements and also the cost of hedging).

ADMINISTRATOR AND CO-ADMINISTRATOR

      Stephens Inc. (the "Administrator") serves as administrator of the Company and First Data Investors Services Group, Inc. (the "Co-Administrator") serves as the co-administrator of the Company.

      The Administrator and Co-Administrator serve under an administration agreement ("Administration Agreement") and co-administration agreement ("Co-Administration Agreement"), respectively, each of which was approved by the Board of Directors Feb. 6, 1997. The Administrator receives, as compensation for its services rendered under the Administration Agreement and as agent for the Co-Administrator for the services it provides under the Co-Administration Agreement, an administrative fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of each Fund.

      Pursuant to the Administration Agreement, the Administrator has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical and internal executive and administrative services to the Company, (iii) furnish corporate secretarial services to the Company, including coordinating the preparation and distribution of materials for Board of Directors meetings, (iv) coordinate the provision of legal advice to the Company with respect to regulatory matters, (v) coordinate the preparation of reports to the Company's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinating the provision of services to the Company by the Co-Administrator, the Transfer Agents and the Custodians and
(vii) generally assist in all aspects of the Company's operations. Additionally, the Administrator is authorized to receive, as agent for the Co-Administrator, the fees payable to the Co-Administrator by the Company for its services rendered under the Co-Administration Agreement. The Administrator bears all expenses incurred in connection with the performance of its services.

      Pursuant to the Co-Administration Agreement, the Co-Administrator has agreed to, among other things, (i) provide accounting and bookkeeping services for the Funds, (ii) compute each Fund's net asset value and net income, (iii) accumulate information required for the Company's reports to shareholders and the SEC, (iv) prepare and file the Company's federal and state tax returns, (v) perform monthly compliance testing for the Company and (vi) prepare and furnish the Company monthly broker security transaction summaries and transaction listings and performance information. The Co-Administrator bears all expenses incurred in connection with the performance of its services.

      The Administration Agreement and the Co-Administration Agreement may be terminated by a vote of a majority of the Board of Directors, or by the Administrator or Co-Administrator, respectively, on 60 days' written notice without penalty. The Administration Agreement and Co-Administration Agreement are not assignable without the written consent of the other party. Furthermore, the Administration Agreement and the Co-Administration Agreement provide that the Administrator and Co-Administrator, respectively, shall not be liable to the Funds or to their shareholders except in the case of the Administrator's or Co-Administrator's, respectively, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

      As discussed under the caption "Expenses," the Administrator and Co-Administrator will be required to reduce their fee from the Company, in direct proportion to the fees payable to the Administrator and Co-Administrator by the Company, if the expenses of the Company exceed the applicable expense limitation of any state in which the Funds' shares are registered or qualified for sale.

The indicated Fund paid the following administration fees under a prior Administration Agreement during the periods indicated:


For the Funds' fiscal period from September 1, 1996 to May 16, 1997:
       Small Company Growth Fund                             $16,390
       Government Bond Fund                                  $117,089
       International Growth Fund                             $530,382



For the fiscal period ended August 31, 1996:

       Small Company Growth Fund                             $0*
       Government Bond Fund                                  $133,452
       International Growth Fund                             $536,016

For the fiscal period ended August 31, 1995:
       Small Company Growth Fund                             $0*
       Government Bond Fund                                  $11,784
       International Growth Fund                             $386,949

* Administration fee waivers


DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS FOR INVESTOR SHARES


      INVESTOR A SHARES OF THE FUNDS. The Company has adopted an Amended and Restated Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. The Investor A Plan provides that each Fund may pay the Distributor or banks, broker/dealers or other financial institutions that offer shares of the Fund and that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") or a Shareholder Servicing Agreement with the Company, ("Servicing Agents"), up to 0.10% (on an annualized basis) of the average daily net asset value of Investor A Shares of the Money Market Funds and up to 0.25% (on an annualized basis) of the average daily net asset value of the Non-Money Market Funds.

      Payments under the Investor A Plan may be made to the Distributor for providing the distribution-related services described in (i) above or to Servicing Agents that have entered into a Shareholder Servicing Agreement with the Company for providing shareholder support services to their Customers which hold of record or beneficially Investor A Shares of a Fund. Such shareholder support services provided by Servicing Agents to holders of Investor A Shares of the Funds may include (i) aggregating and processing purchase and redemption requests for Investor A Shares from their Customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing their Customers with a service that invests the assets of their accounts in Investor A Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of their Customers; (iv) providing information periodically to their Customers showing their positions in Investor A Shares; (v) arranging for bank wires; (vi) responding to their Customers' inquiries concerning their investment in Investor A Shares; (vii) providing sub-accounting with respect to Investor A Shares beneficially owned by their Customers or the information necessary to us for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to their Customers (ix) forwarding to their Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and
(xi) providing such other similar services as the Company may reasonably request to the extent the Selling Agent is permitted to do so under applicable statutes, rules or regulations.

      Expenses incurred by the Distributor pursuant to the Investor A Plan in any given year may exceed the sum of the fees received under the Investor A Plan. Any such excess may be recovered by the Distributor in future years so long as the Investor A Plan is in effect. If the Investor A Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund.

      During the fiscal period ended May 16, 1997, the Distributor received $55,013 from Rule 12b-1 fees in connection with Investor A Shares of the Funds. The Distributor retained $0, and paid the balance to selling dealers.

      INVESTOR B SHARES OF THE FUNDS(FORMERLY INVESTOR N SHARES). The Directors have approved a Distribution Plan (the "Investor B Distribution Plan") with respect to Investor B Shares of the Funds. Pursuant to the Investor B

Distribution Plan, a Fund may compensate or reimburse the Distributor for any activities or expenses primarily intended to result in the sale of the Fund's Investor B Shares, including for sales related services provided by banks, broker/dealers or other financial institutions that have entered into a Sales Support Agreement relating to the Investor B Shares with the Distributor ("Selling Agents"). Payments under a Fund's Investor B Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of each Fund's Investor B Shares.

      The fees payable under the Investor B Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents, for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Investor B Distribution Plan may be made with respect to preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor relating to the foregoing (which may be calculated as a carrying charge in the Distributor's or Selling Agents' unreimbursed expenses), incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating the Distributor's or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (i) the costs of client sales seminars and travel related to distribution and sales support activities, and (ii) other expenses relating to distribution and sales support activities.

      In addition, the Directors have approved a Shareholder Servicing Plan with respect to Investor B Shares of the Funds ( "Investor B Servicing Plan"). Pursuant to the Investor B Servicing Plan, a Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Company ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. Payments under the Investor B Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Investor B Shares of the Funds.

      The fees payable under the Investor B Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for such Investor B Shares from Customers and transmitting promptly net purchase and redemption orders to the Distributor or Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in such Investor B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in such Investor B Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in such Investor B Shares; (vii) providing sub-accounting with respect to such Investor B Shares beneficially owned by Customers or providing the information to us necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Investor B Servicing Plan or related agreements; (x) providing general shareholder liaison Services; and (xi) providing such other similar services as the Company may reasonably request to the extent such Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

      The fees payable under the Investor B Distribution Plan and Investor B Servicing Plan (together, the "Investor B Plans") are treated by the Funds as an expense in the year they are accrued. At any given time, a Selling Agent and/or Servicing Agent may incur expenses in connection with services provided pursuant to its agreements with the Distributor under the Investor B Plans which exceed the total of (i) the payments made to the Selling Agents and Servicing Agents by the Distributor or the Company and reimbursed by the Fund pursuant to the Investor B Plans, and (ii) the proceeds of contingent deferred sales charges paid to the Distributor and reallowed to the Selling Agent, upon the redemption of their Customers' Investor B Shares. Any such excess expenses may be recovered in future years, so long as the Investor B Plans are in effect. Because there is no requirement under the Investor B Plans that the Distributor be paid or the Selling Agents and Servicing Agents be compensated or reimbursed for all their expenses or any requirement that the Investor B Plans be continued from year to year, such excess amount, if any, does not constitute a liability to a Fund or the Distributor. Although there is no legal obligation for the Fund to pay expenses incurred by the Distributor, a Selling Agent or a Servicing Agent in excess of payments previously made to the Distributor under the Investor B Plans or in connection with contingent deferred sales charges, if for any reason the Investor B Plans are terminated, the Directors will consider at that time the manner in which to treat such expenses.

      During the fiscal period ended May 16, 1997, the Distributor received $31,069 from Rule 12b-1 fees in connection with Investor B Shares of the Funds. The Distributor retained $0, and paid the balance to selling dealers.

      INVESTOR C SHARES OF THE FUNDS. The Directors of the Company have approved an Amended and Restated Distribution Plan in accordance with Rule 12b-1 under the 1940 Act for the Investor C Shares of the Funds (the "Investor C Plan"). Pursuant to the Investor C Plan, each Fund may pay the Distributor for certain expenses that are incurred in connection with the distribution of shares. Payments under the Investor C Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors provided that the annual rate may not exceed 0.75% of the average daily net asset value of Investor C Shares of a Fund. Payments to the Distributor pursuant to the Investor C Plan will be used (i) to compensate banks, other financial institutions or a securities broker/dealer that have entered into a Sales Support Agreement with the Distributor ("Selling Agents") for providing sales support assistance relating to Investor C Shares, for promotional activities intended to result in the sale of Investor C Shares such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Investor C Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by the Distributor to partially defray other expenses incurred by the Distributor in distributing Investor C Shares. Fees received by the Distributor pursuant to the Investor C Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of the Distributor.

      Pursuant to the Investor C Plan, the Distributor may enter into Sales Support Agreements with Selling Agents for providing sales support services to their Customers who are the record or beneficial owners of Investor C Shares of the Funds. Such Selling Agents will be compensated at the annual rate of up to 0.75% of the average daily net asset value of the Investor C Shares of the Funds held of record or beneficially by such Customers. The sales support services provided by Setting Agents may include providing distribution assistance and promotional activities intended to result in the sales of shares such as paying for the preparation, printing and distribution of prospectuses to other than current shareholders.

      Fees paid pursuant to the Investor C Plan are accrued daily and paid monthly, and are charged as expenses of the relevant shares of a Fund as accrued. Expenses incurred by the Distributor pursuant to the Investor B/C Plan in any given year may exceed the sum of the fees received under the Investor C Plan and payments received pursuant to contingent deferred sales charges. Any such excess may be recovered by the Distributor in future years so long as the Investor C Plan is in effect. If the Investor C Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

      In addition, the Directors have approved an Amended and Restated Shareholder Servicing Plan ("Servicing Plan") with respect to the Investor C Shares of the Funds (the "Investor C Servicing Plan"). Pursuant to the

Investor C Servicing Plan, each Fund may pay banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with Nations Funds ("Servicing Agents") for certain expenses that are incurred by the Servicing Agents in connection with shareholder support services that are provided by the Servicing Agents. Payments under the Investor C Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Directors, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Investor C Shares. The shareholder services provided by the Servicing Agents may include (i) aggregating and processing purchase and redemption requests for Investor C Shares from Customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor C Shares pursuant to specific or pre-authorized instructions; (iii) dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor C Shares; (v) arranging for bank wires; (vi) responding to Customers' inquiries concerning their investment in Investor C Shares; (vii) providing sub-accounting with respect to Investor C Shares beneficially owned by Customers or providing the information to us necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Shareholder Servicing Agreement; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Company may reasonably request to the extent the Servicing Agent is permitted to do so under applicable statutes, rules or regulations.

      INFORMATION APPLICABLE TO INVESTOR A, INVESTOR B, AND INVESTOR C SHARES. The Investor A Plan, the Investor B Plan, the Investor B Servicing Plan, the Investor C Plan, and the Investor C Servicing Plan (each a "Plan" and collectively the "Plans") may only be used for the purposes specified above and as stated in each such Plan. Compensation payable to Selling Agents or Servicing Agents for shareholder support services under the Investor A Plan, the Investor B Servicing Plan, and the Investor C Servicing Plan is subject to, among other things, the National Association of Securities Dealers, Inc. ("NASD") Rules of Conduct governing receipt by NASD members of shareholder servicing plan fees from registered investment companies (the "NASD Servicing Plan Rule"), which became effective on July 7, 1993. Such compensation shall only be paid for services determined to be permissible under the NASD Servicing Plan Rule.

      Each Plan requires the officers of the Company or the Distributor to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

      As required by Rule 12b-1 under the 1940 Act, each Plan was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors") on February 6, 1997. The Plans continue in effect as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

      The Investor A Plan, Investor B Plan and Investor C Plan may be terminated with respect to their respective shares by vote of a majority of the Qualified Directors, or by vote of a majority of the holders of the outstanding voting securities of the Investor A, Investor B or Investor C Shares, as appropriate. Any change in such a Plan that would increase materially the distribution expenses paid by the Investor A, Investor B, or Investor C Shares requires shareholder approval; otherwise, each Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. The Investor B Servicing Plan and the Investor C Servicing Plan may be terminated by a vote of a majority of the Qualified Directors. As long as a Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

      Conflict of interest restrictions may apply to the receipt by Selling and/or Servicing Agents of compensation from the Company in connection with the investment of fiduciary assets in Investor Shares. Selling and/or Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the

Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Investor Shares.


         FEES PAID PURSUANT TO SHAREHOLDER SERVICING/DISTRIBUTION PLANS

       Fees paid pursuant to the Company's Shareholder Servicing and Distribution Plans for Investor A Shares of the Funds during the fiscal period ended May 16, 1997 were as follows:


                                                        Shareholder Servicing
                                     12b-1 Component     Component Fees Paid
                                        Fees Paid                                   Fees Waived         Net Fees Paid
International Growth Fund                $59,370                 N/A                  $11,824              $47,496
Small Company Growth Fund                $7,270                  N/A                  $1,454               $5,816
Government Bond Fund                     $2,126                  N/A                   $425                $1,701



       Fees paid pursuant to the Company's Rule 12b-1 Distribution Plan and Shareholder Servicing Plan for Investor B Shares of the Funds during the fiscal period ended May 16, 1997 were as follows:



                                                                        Shareholder     Shareholder
                                    Net 12b-1 Fees   Net 12b-1 Fees   Servicing Fees     Servicing    Net Fees Paid
                                         Paid            Waived            Paid         Fees Waived
International Growth Fund               $2,465             N/A             $821             N/A           $3,286
Small Company Growth Fund              $12,945             N/A            $4,315            N/A          $17,260
Government Bond Fund                    $8,297             N/A            $2,766            N/A          $11,063



SHAREHOLDER ADMINISTRATION PLAN (PRIMARY B SHARES)

      As stated in the Prospectus for the Funds' Primary B Shares, the Company has a separate Shareholder Administration Plan (the "Administration Plan") with respect to such shares. Pursuant to the Administration Plan, the Company may enter into agreements ("Administration Agreements") with broker/dealers, banks and other financial institutions that are dealers of record or holders of record or which have a servicing relationship with the beneficial owners of Fund Primary B Shares ("Servicing Agents"). The Administration Plan provides that pursuant to the Administration Agreements, Servicing Agents shall provide the shareholder support services as set forth therein to their customers who may from time to time own of record or beneficially Primary B Shares ("Customers") in consideration for the payment of up to 0.60% (on an annualized basis) of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase, exchange and redemption requests for Primary B Shares from Customers and transmitting promptly net purchase and redemption orders with the Distributor or the transfer agents; (ii) providing Customers with a service that invests the assets of their accounts in Primary B Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Company on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Primary B Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries concerning their investment in Primary B Shares; (vii) providing sub-accounting with respect to Primary B Shares beneficially owned by Customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding an Administration Agreement; (x) employee benefit plan recordkeeping, administration, custody and trustee services; (xi) general shareholder liaison services and (xii) providing such other similar services as may reasonably be requested to the extent permitted under applicable statutes, rules, or regulations.

      The Administration Plan also provides that in no event may the portion of the shareholder administration fee that constitutes a "service fee," as the term is defined in NASD Servicing Plan Rule, exceed 0.25% of the average daily net asset value of the Primary B Shares of a Non-Money Market Fund. In addition, to the extent any portion of the fees payable under the Plan is deemed to be for services primarily intended to result in the sale of Fund Shares, such fees are deemed approved and may be paid under the Administration Plan. Accordingly, the Administration Plan has been approved and will be operated pursuant to Rule 12b-1 under the 1940 Act. Such plan shall continue in effect as long as the Board of Directors, including a majority of the Qualified Directors, specifically approves the plan at least annually.

EXPENSES

      The Administrator furnishes, without additional cost to the Company, the services of the Treasurer and Secretary of the Company and such other personnel (other than the personnel of the Adviser) as are required for the proper conduct of the Company's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Company's shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Plans relating to the Investor A, Investor B and Investor C Shares of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Company.

      The Company pays or causes to be paid all other expenses of the Company, including, without limitation: the fees of the Adviser, the Administrator and Co-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of its cash, fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Company; brokerage commissions chargeable to the Company in connection with fund securities transactions to which the Company is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Company to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Company and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Company (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Company's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any Advisory board or committee; all expenses incident to the payment of any dividend or distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Company's shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Company; membership dues of industry associations; interest payable on Company borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Company which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Company's operation unless otherwise explicitly assumed by the Adviser, the Administrator or Co-Administrator.

      Expenses of the Company which are not directly attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund of the Company based upon the relative net assets of each class or Fund. Expenses of the Company which are not directly attributable to a specific class of shares but are directly attributable to a specific Fund are pro-rated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses of the Company which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

      The Advisory Agreements and the Administration Agreement require NBAI, Boatmen's, Kleinwort Benson and the Administrator to reduce their fees to the extent required to satisfy any expense limitations which may be imposed by the securities laws or regulations thereunder of any state in which a Fund's shares are registered or qualified for sale, as such limitations may be raised or lowered from time to time, and the aggregate of all such investment Advisory, sub-Advisory and administration fees shall be reduced by the amount of such excess. The amount of any such reduction to be borne by NBAI, Boatmen's, Kleinwort Benson or the Administrator shall be deducted from the monthly investment Advisory and administration fees otherwise payable to NBAI, Boatmen's, Kleinwort Benson and the Administrator during such fiscal year. If required pursuant to such state securities regulations, NBAI, Boatmen's, Kleinwort Benson and the Administrator will reimburse the Company no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment Advisory and administration fees in excess of such limitation).

TRANSFER AGENTS AND CUSTODIANS

      First Data Investors Services Group, Inc. is located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109, and acts as transfer agent for the Company's Primary Shares and Investor Shares. Under the transfer agency agreements, the transfer agent maintains shareholder account records for the Company, handles certain communications between shareholders and the Company, and distributes dividends and distributions payable by the Company to shareholders, and produces statements with respect to account activity for the Company and its shareholders for these services. The transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Company during the month and is reimbursed for out-of-pocket expenses.

      NationsBank of Texas, N.A., 901 Main Street, Dallas, Texas 75201, serves as sub-transfer agent for each Fund's Primary A Shares and Primary B Shares. NationsBank of Texas, N.A., also serves as custodian for the portfolio securities and cash of the Small Company Growth Fund and the Government Bond Fund. As such custodian, NationsBank of Texas, N.A., maintains custody of such Funds' securities cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.

      Bank of New York, Avenues de Arts, 35 1040 Brussels, Belgium serves as custodian for the portfolio securities and cash of the International Growth Fund.

      The Bank of New York, 90 Washington Street, New York, New York 10286, serves as sub-custodian for the portfolio securities and cash of the Small Company Growth Fund and the Government Bond Fund.

                                   DISTRIBUTOR

      Stephens Inc. (the "Distributor") serves as the principal underwriter and distributor of the shares of the Funds.

      Pursuant to a distribution agreement (the "Distribution Agreement"), the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that its receives to the Company or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake such advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and distribution of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a distribution plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act.

      The Distribution Agreement will continue year to year as long as such continuance is approved at least annually by (i) the Board of Directors or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and (ii) a majority of the Directors who are not parties to the Distribution Agreement or "interested persons" of any such party by a vote cast in person at a meeting called for such purpose. The Distribution Agreement is not assignable and is terminable with respect to a Fund, without penalty, on 60 days' notice by the Board of Directors, the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund or by the Distributor.

                       INDEPENDENT ACCOUNTANT AND REPORTS

      The Board of Directors has selected Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts, 02110 as the Company's independent accountant.

      The audited financial statements and independent auditors' report for the fiscal period ended May 16, 1997 for the predecessor portfolios are hereby incorporated by reference in this SAI. As such, financial statements for the Funds are not yet available. The Annual Reports for each Fund, when available, will be sent free of charge with this SAI to any shareholder who requests this SAI.

                                     COUNSEL

      Morrison & Foerster LLP serves as legal counsel to the Company. Their address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

                      ADDITIONAL INFORMATION ON PERFORMANCE

      Yield information and other performance information for the Company's Funds may be obtained by calling the Company at (800) 321-7854.

      From time to time, the yield and total return of a Fund's Investor Shares and Primary Shares may be quoted in advertisements, shareholder reports and other communications to shareholders. Each Fund of the Company also may quote information obtained from the Investment Company Institute in its advertising materials and sales literature. In addition, certain potential benefits of investing in world securities markets may be discussed in promotional materials. Such benefits include, but are not limited to: (a) the expanded opportunities for investment in securities markets outside the U.S.; (b) the growth of securities markets outside the U.S. vis-a-vis U.S. markets; (c) the relative return associated with foreign securities markets vis-a-vis U.S. market; and (d) a reduced risk of portfolio volatility resulting from a diversified securities portfolio consisting of both U.S. and foreign securities. Performance information is available by calling 1-800-321-7854 with respect to Investor Shares and 1-800-621-2192 with respect to Primary Shares.

YIELD CALCULATIONS


      The yield of the Primary Shares and Investor Shares of the Non-Money Market Funds is a measure of the net investment income per share (as defined) earned over a 30-day period expressed as a percentage of the maximum offering price of a share of such classes at the end of the period. Based upon the 30-day period ended April 30, 1997, the yields of the various shares of the Government Bond Fund(1) were as follows:


                                                                  4/30/97              4/30/97 30-Day
                                                                   30-Day              Yield Without
                                                                   Yield               Fee Waivers
      Government Bond Fund
         Pilot Shares (Primary A Shares)                          5.95%                 5.80%



--------
(1) The Small Company Growth Fund does not disclose a 30-day yield because it is an equity fund and the International Growth Fund does not disclose a 30-day yield because it is an international fund.


                                       48


         Class A Shares (Investor A Shares)                       5.52%                 5.32%
         Class B Shares (Investor B Shares -                      4.95%                 4.80%
              formerly Investor N Shares)



      Such yield figures are determined by dividing the net investment income per share earned during a specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    Yield = 2[(a-b + 1)(6)-1]
                                                     cd

Where:            a =      dividends and interest earned during the period

                  b =      expenses accrued for the period (net of
                           reimbursements)

                  c = average daily number of shares outstanding during the period that were entitled to receive dividends

                  d = maximum offering price per share on the last day of the period

      For purposes of yield quotation, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from the calculation.

      Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions a Fund paid over the same period or the rate of income reported in the Funds' financial statements.

TOTAL RETURN CALCULATIONS

      Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in the Funds. The Fund's average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC.

      Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                                  P(1 + T)n = ERV

Where:            P =      a hypothetical initial payment of $1,000

                  T =      average annual total return

                  n =      number of years

                  ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment and (b) all recurring fees, such as Advisory and administrative fees, charged as expenses to all shareholder accounts.

      Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  CTR = (ERV-P) 100
                        -------
                              P

Where:            CTR = Cumulative total return

                  ERV = ending redeemable value at the end of the period of
                        a hypothetical $1,000 payment made at the beginning of such period

                  P = initial payment of $1,000.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment and (b) all recurring fees, such as Advisory and administrative fees, charged as expenses to all shareholder accounts.


Based on the foregoing calculations, the Funds' average annual return (loss) for all classes of shares were as follows for the period from inception through April 30, 1997:




                                                                                              10 Year Period Ended
                                               Period Ended 4/30/97        Inception          4/30/97 or Inception
                                                                        through 4/30/97          through 4/30/97

      Small Company Growth Fund
         Pilot Shares                               4.60%                    9.99%               N/A
         Class A Shares                             (0.39)%                  5.80%               N/A
         Class B Shares                             (0.88)%                  5.74%               N/A

      Government Bond Fund
         Pilot Shares                               6.42%                    8.50%               N/A
         Class A Shares                             1.31%                    7.76%               N/A
         Class B Shares                             .95%                     7.39%               N/A

      International Growth Fund
         Pilot Shares                               2.89%                    13.14%              N/A
         Class A Shares                             (1.95)%                  12.48%              6.83%
         Class B Shares                             N/A%                     (2.96)%             N/A

Based on the foregoing calculations, the Funds' aggregate total return (loss) for all classes of shares were as follows for the period from inception through April 30, 1997:



                                                            5 Year Period    5 Year Period    10 Year Period   10 Year Period
                                                            Ended 4/30/97    Ended 4/30/97    Ended 4/30/97    Ended 4/30/97
                                                            or Inception     or Inception     or Inception     or Inception
                            FYE            FYE              through          through          through          through
                            4/30/97        4/30/97          4/30/97          4/30/97          4/30/97          4/30/97
                            Without        Including        Without          Including        Without          Including
                            Sales          Sales            Sales            Sales            Sales            Sales
                            Charges        Charges          Charges          Charges          Charges          Charges
Small Company
     Growth Fund
   Pilot Shares             (4.20)%        (4.20)%          N/A              N/A              N/A              N/A
   Class A Shares           (4.35)%        (8.64)%          N/A              N/A              N/A              N/A
   Class B Shares           (4.60)%        (8.90)%          N/A              N/A              N/A              N/A

Government Bond Fund
   Pilot Shares             0.86%          0.86%            N/A              N/A              N/A              N/A
   Class A Shares           0.68%          (3.81)%          N/A              N/A              N/A              N/A
   Class B Shares           0.43%          (4.02)%          N/A              N/A              N/A              N/A

International Growth Fund
   Pilot Shares             1.63%          1.63%            N/A              N/A              N/A              N/A
   Class A Shares           1.59%          (2.97)%          54.09%           47.15%           109.56%          100.13%
   Class B Shares           1.29%          (2.96)%          N/A              N/A              N/A              N/A


The Primary Shares and Investor Shares of the Small Company Growth Fund, Government Bond Fund and International Growth Fund may also quote their distribution rates, which express the historical amount of income dividends paid to their shareholders during a one-month (in the case of the Government Bond
Fund) or a three-month (in the case of the Small Company Growth Fund and International Growth Fund) period as a percentage of the maximum offering price per share on the last day of such period. The performance figures of the Funds as described above will vary from time to time depending upon market and economic conditions, the composition of their portfolios and operating expenses. These factors should be considered when comparing the performance figures of the Funds with those of other investment companies and investment vehicles.

      The "yield" and "effective yield" of each class of shares of a Money Market Fund may be compared to the respective averages compiled by DONOGHUE'S MONEY FUND REPORT, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas. Each Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising and sales literature. In addition, the Funds also may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Fund may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, OR in publications of a local or regional nature, may also be used in comparing the performance of a class of shares in a Fund.

In addition, the performance and yield of a class of shares in the Small Company Growth Fund and the International Growth Fund may be compared to the Standard & Poor's 500 Stock Index, an unmanaged index of a group of common stocks, the Consumer Price Index or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. The performance and yield of a class of shares in the International Growth Fund may be compared to the Europe, Far East and Australia Index, a recognized unmanaged index of international stocks. Any given performance comparison should not be considered representative of a Fund's performance for any future period.

                                  MISCELLANEOUS

CERTAIN RECORD HOLDERS

      The following indicates those persons who owned 5% or more of the indicated class of shares as of July 2, 1997. Unless otherwise indicated, the address for each record-holder of Primary Shares is 1401 Elm Street, 11th Floor, Dallas, Texas 75202.

                                                    Percentage of Shares
Name and Address                                     Held of Record Only

SMALL COMPANY GROWTH FUND

Primary A. Shares
CNOM & Co.                                                    76.74%
P.O. Box 500409
St. Louis, MO  63150-0409

RODAC & CO.                                                   15.26%
P.O. Box 500409
St. Louis, MO  63150-0409

Boat & Co.                                                     6.78%
P.O. Box 14737
St. Louis, MO  63178-4737

Primary B Shares
Stephens Inc.                                                100.00%
Attn:  Cindy Cole
111 Center Street
Little Rock, AR  72201

Investor A Shares
Donaldson Lufkin Jenrette                                      7.88%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Investor B Shares
Stephens Inc. for the Exclusive                               11.48%
  Benefit of Our Customers
P.O. Box 3507
Little Rock, AR  72203

Donaldson Lufkin Jenrette                                      7.44%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NY  07303-2052

Donaldson Lufkin Jenrette                                      6.43%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NY  07303-2052

Investor C Shares
Test Account for Mutual Funds                                 50.00%
Muire Turkus and M. J. Meschino
5 World Trade Center
Operations Support, 6th Floor
New York, NY  10048-0205

Stephens Inc.                                                 50.00%
Attn:  Cindy Cole
111 Center Street
Little Rock, AR  72201


GOVERNMENT BOND FUND

Primary A Shares
CNOM & Co.                                                    93.71%
P.O. Box 500409
St. Louis, MO  63150-0409

Primary B Shares
Stephens Inc.                                                100.00%
Attn:  Cindy Cole
111 Center Street
Little Rock, AR  72201

Investor A Shares
Donaldson Lufkin Jenrette                                     11.38%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                                      8.19%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NY  07303-2052

Thelma M. Roberts                                              7.36%
Trust Thelma M. Roberts Trust
DTD 2/24/94 1513 Meadowhill Dr.
Mountain Home, AR  72653-5065

Stephens Inc. FBO                                              7.28%
Acct. 782639141
P.O. Box 34127
Little Rock, AR  72203-4127

Donaldson Lufkin Jenrette                                      7.28%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NY  07303-2052

Donaldson Lufkin Jenrette                                      6.32%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NY  07303-2052

Donaldson Lufkin Jenrette                                      5.91%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NY  07303-2052

Donaldson Lufkin Jenrette                                      5.07%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NY  07303-2052

Investor B Shares
Donaldson Lufkin Jenrette                                     14.83%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NY  07303-2052

Carla J. Worley                                               12.90%
CNSV William Cody Worley
P.O. Box 117
Leaseburg, MO  65535-0117

Donaldson Lufkin Jenrette                                     12.59%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NY  07303-2052

Donaldson Lufkin Jenrette                                      7.68%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NY  07303-2052

Stephens Inc. for the Exclusive                                5.03%
  Benefit of Our Customers
P.O. Box 3507
Little Rock, AR  72203

Investor C
Test Account for Mutual Funds                                 50.00%
Muire Turkus and M. J. Meschino
5 World Trade Center
Operations Support, 6th Floor
New York, NY  10048-0205

Stephens Inc.                                                 50.00%
Attn:  Cindy Cole
111 Center Street
Little Rock, AR  72201

INTERNATIONAL GROWTH FUND

Primary A Shares
Boat & Co.                                                    52.69%
P.O. Box 14737
St. Louis, MO  63178-4737

CNOM & Co.                                                    30.30%
P.O. Box 500409
St. Louis, MO  63150-0409

RODAC & Co.                                                   14.90%
P.O. Box 500409
St. Louis, MO  63150-0409

Primary B Shares
Stephens Inc.                                                100.00%
Attn:  Cindy Cole
111 Center Street
Little Rock, AR  72201

Investor A Shares
Kleinwort Benson Investment Mgt. Ltd.                          6.66%
Client Account
Attn:  Andy Poile
P.O. Box 191 20 Fenchurch Street
London England  EC3P 3DB

Investor B Shares
Boatmen's Cust. IRA FBO                                       11.76%
Richard E. Snowbarger
Box 3884
Teluride, CO  81435

Boatmen's Cust. IRA FBO                                        6.42%
Edward Goldsich
5115 W 81st Street
Prairie Village, KS  66208-4920

Donaldson Lufkin Jenrette                                      5.21%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NY  07303-2052

Investor C Shares
Test Account for Mutual Funds                                 50.00%
Muire Turkus and M. J. Meschino
5 World Trade Center
Operations Support, 6th Floor
New York, NY  10048-0205

Stephens Inc.                                                 50.00%
Attn:  Cindy Cole
111 Center Street
Little Rock, AR  72201



         As of July 15, 1997, NationsBank and its affiliates owned of record more than 25% of the outstanding shares of the Company acting as agent, fiduciary, or custodian for its customers and may be deemed a controlling person of the Company under the 1940 Act.

                                   SCHEDULE A

                             DESCRIPTION OF RATINGS

      The following summarizes the highest six ratings used by Standard & Poor's Corporation ("S&P") for corporate and municipal bonds. The first four ratings denote investment-grade securities.

             AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

             AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

             A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

             BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

             BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

      To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

      The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal bonds. The first four denote investment grade securities.

             Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

             A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

             Baa - Bonds that are rated Baa are considered medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

      The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment grade.

             AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

             AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

             A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

             BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

      To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

      The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment grade.

             AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

             AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

             A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

             BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is greater than for bonds with higher ratings.

      To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

      The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations.

      MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

      The following summarizes the two highest ratings used by S&P for short-term municipal notes.

      SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

      SP-2 - Indicates satisfactory capacity to pay principal and interest.

      The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

      The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade.

      F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

      F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

      Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      For commercial paper, D&P uses the short-term debt ratings described above.

      For commercial paper, Fitch uses the short-term debt ratings described above.

      Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

      BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

             AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

             AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

             A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             BBB - The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             Long-term debt ratings may include a plus (+) or minus (-) sign to indicate where within a category the issue is placed.

      The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

             TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

             TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

             TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

             TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

      The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA").

             AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

             AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

             A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

             BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

      A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

      The following summarizes the two highest short-term debt ratings used by
IBCA:

             A1+ When issues possess a particularly strong credit feature, a rating of A1+ is assigned.

             A1 - Obligations supported by the highest capacity for timely repayment.

             A2 - Obligations supported by a good capacity for timely repayment.

                                   SCHEDULE B

                        ADDITIONAL INFORMATION CONCERNING
                                OPTIONS & FUTURES


      As stated in the Prospectus, each Fund, may enter into futures contracts and options for hedging purposes. Such transactions are described in this Schedule. During the current fiscal year, each of these Funds intends to limit its transactions in futures contracts and options so that not more than 5% of the Fund's net assets are at risk. Furthermore, in no event would any Fund purchase or sell futures contracts, or related options thereon, for hedging purposes if, immediately thereafter, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, exceeds 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. (An option to buy a futures contract is "in-the-money" if the value of the contract that is subject to the option exceeds the exercise price; an option to sell a futures contract is "in-the-money" if the exercise price exceeds the value of the contract that is subject of the option.)

1.        Interest Rate Futures Contracts.

      Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures market have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures as a defense, (or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

      A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

      Description of Interest Rates Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

      Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the off-setting purchase, the Fund is paid the difference and thus realizes a gain. If the off-setting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the off-setting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the off-setting sale price, the Fund realizes a loss.

      Interest rate futures contracts are traded in an auction environment on the floors of several exchanges, principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Fund would deal only in standardized contracts on recognized changes. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

      A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month United States Treasury Bills, and ninety-day commercial paper. The Funds may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

      Examples of Futures Contract Sale. A Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in a Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio securities does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

      In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

      The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

      If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

      Examples of Future Contract Purchase. A Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, (e.g., shorter-term securities whose yields are greater than those available on long-term bonds). The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

      For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9-1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract Purchase.

      The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

      If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase.

      In each transaction, expenses also would be incurred.

2.        Index Futures Contracts.

      A stock or bond index assigns relative values to the stocks or bonds included in the index, and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contract, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100, the Bond Buyer Municipal Bond Index, an index composed of 40 term revenue and general obligation bonds, or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

      A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

      In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund also may sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

      The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objection Protect Against Increasing Price

              Portfolio                            Futures

                                          -Day Hedge is Placed

Anticipate Buying $62,500                          Buying 1 Index Futures at 125
     Equity Portfolio                              Value of Futures = $62,500/
                                                   Contract

                                          -Day Hedge is Lifted-

Buy Equity Portfolio with                          Sell 1 Index Futures at 130
     Actual Cost = $65,000                         Value of Futures = $65,000/
     Increase in Purchase                                   Contract
Price = $2,500                                     Gain on Futures = $2,500


                HEDGING A STOCK PORTFOLIO: Sell the Future Hedge
          Objective Protect Against Declining (Value of the Portfolio)

Factors

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index - 1 0

              Portfolio                            Futures

                                          -Day Hedge is Placed

Anticipate Selling $1,000,000                      Sell 16 Index Futures at 125
     Equity Portfolio                              Value of Futures = $1,000,000

                                          -Day Hedge is Lifted-

Equity Portfolio-Own                               Buy 16 Index Futures at 120
     Stock with Value = $960,000                   Value of Futures = $960,000
     Loss in Portfolio                             Gain on Futures = $40,000
       Value = $40 000

      IF, HOWEVER, THE MARKET MOVED IN THE OPPOSITE DIRECTION, THAT IS, MARKET VALUE DECREASED AND THE FUND HAD ENTERED INTO AN ANTICIPATORY PURCHASE HEDGE, OR MARKET VALUE INCREASED AND THE FUND HAD HEDGED ITS STOCK PORTFOLIO, THE RESULTS OF THE FUND'S TRANSACTIONS IN STOCK INDEX FUTURES WOULD BE AS SET FORTH BELOW.

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objection: Protect Against Increasing Price

              Portfolio                     Futures

                                   -Day Hedge is Placed

Anticipate Buying $62,500                   Buying 1 Index Futures at 125
     Equity Portfolio                       Value of Futures = $62,500/
                                            Contract

                                   -Day Hedge is Lifted-

Buy Equity Portfolio with                   Sell 1 Index Futures at 120
     Actual Cost = $60,000                  Value of Futures = $60,000/Contract
     Decrease in Purchase                   Loss on Futures = $2,500
        Price = $2,500                      Contract


                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index - 1 0

              Portfolio                            Futures

                                          -Day Hedge is Placed

Anticipate Selling $1,000,000                      Sell 16 Index Futures at 125
     Equity Portfolio                              Value of Futures = $1,000,000

                                          -Day Hedge is Lifted-

Equity Portfolio-Own                               Buy 16 Index Futures at 130
     Stock with Value = $1,040,000                 Value of Futures = $1,040,000
     Gain in Portfolio = $40,000                   Loss of Futures = $40,000
       Value = $40 000

3.        Margin Payments.

      Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's Custodian an amount of cash or cash equivalents, the value, of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the

Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, and thus the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

4.        Risks of Transactions in Futures Contracts.

      There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advance will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

      To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It also is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance, and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

      Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser still may not result in a successful hedging transaction over a short time frame.

      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

      Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

      Successful use of futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have off-setting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

5.        Options on Futures Contracts.

      The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

      Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write future options, and will not do so in the future absent any necessary regulatory approvals.

6.        Accounting and Tax Treatment.

      Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

      Generally, futures contracts and options on futures contracts held by a Fund at the close of the Fund's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent (40%) of any gains or loss resulting from such constructive sale will be treated as short-term capital gain or loss and sixty percent (60%) of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract or option (the "40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts and options. With respect to futures contracts to sell or options which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell or options will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and options, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such and certain options, a Fund may make an election which will except (in whole or in part) those identified futures contracts or options from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, a Fund would be allowed (in lieu of the foregoing) to elect to either (1) offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies or (2) establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and not more than 40% of any net loss may be treated as short-term.

      Certain foreign currency contracts entered into by a Fund may be subject to the "marking-to-market" process and the 40%-60% rule in a manner similar to that described in the preceding paragraph for futures contracts and options on futures contracts. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market, and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. Other foreign currency contracts entered into by a Fund may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

      As described more fully in the section of the SAI entitled "Additional Information Concerning Taxes," in order to qualify as a regulated investment company under the Code a Fund must derive less than 30% of its gross income from investments held for less than three months. With respect to futures contracts and other financial instruments subject to the marking-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the marking-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during taxable year (other than by reason of marking-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of each Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

                                   SCHEDULE C

                        ADDITIONAL INFORMATION CONCERNING
                           MORTGAGE-BACKED SECURITIES


MORTGAGE-BACKED SECURITIES

      Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to an investor. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private issuers or poolers can meet their obligations under the policies. Mortgage-backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

      Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-backed securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

      Residential mortgage loans are pooled by the Federal Home Loan Mortgage Corporation (FHLMC). FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's"), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

      The Federal National Mortgage Association (FNMA) is a Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved sellers/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA.

      The principal Government guarantor of mortgage-backed securities is the Government National Mortgage Association (GNMA). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by Governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

      The Fund expects that Governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, certain Funds will, consistent with their investment objective and policies, consider making investments in such new types of securities.

UNDERLYING MORTGAGES

      Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, a Fund may purchase pools of variable-rate mortgages
(VRM), growing equity mortgages (GEM), graduated payment mortgages (GPM) and other types where the principal and interest payment procedures vary. VRM's are mortgages which reset the mortgage's interest rate periodically with changes in open market interest rates. To the extent that the Fund is actually invested in VRM's, the Fund's interest income will vary with changes in the applicable interest rate on pools of VRM's. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Fund's net asset value since the prices at which these securities are valued will reflect the payment procedures.

      All poolers apply standards for qualification to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, some mortgages included in pools are insured through private mortgage insurance companies.

AVERAGE LIFE

      The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

      As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rated 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life.

RETURNS ON MORTGAGE-BACKED SECURITIES

      Yields on mortgage-backed pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield.

Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yields of the Fund. The compounding effect from reinvestments of monthly payments received by the Fund will increase its yield to shareholders, compared to bonds that pay interest semi-annually.

                              NATIONS FUND, INC.
                           FILE NOS. 33-4038; 811-4614

                                     PART C

                                OTHER INFORMATION



Item 24.      Financial Statements and Exhibits

(a)   Financial Statements:

      Included in Part A:

              Per Share Income and Capital Changes

      Included in Part B:

              Audited financial statements for Nations Prime Fund, Nations Treasury Fund, Nations International Equity Fund, Nations Equity Income Fund and Nations Government Securities Fund:

               Schedule of Investments for March 31, 1997 Statements of Assets and Liabilities for March 31, 1997 Statements of Operations for the fiscal year ended March 31, 1997
               Statements of Changes in Net Assets for the fiscal year ended March 31, 1997 and the fiscal period ended March 31, 1996 Schedule of Capital Stock Activity for the fiscal year ended March 31, 1997 Notes to Financial Statements
               Report of Independent Accountants, dated May 15, 1997

              The audited financial statements and independent auditors' report for the fiscal period ended May 16, 1997 for Pilot Small Capitalization Fund, Pilot U.S. Government Securities Fund and Pilot International Equity Fund (the predecessor portfolios), are hereby incorporated by reference to The Pilot Funds (SEC File No. 811-3517) Annual Report, as filed with the SEC on July 30, 1997.

      Included in Part C:

                  Consent of Independent Accountants

(b)   Exhibits

      Exhibit
      Number

       (1)(a) Articles of Incorporation dated December 9, 1983 and filed December 13, 1983, are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (1)(b) Articles of Amendment dated March 10, 1986 and filed March 11, 1986 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (1)(c) Articles of Amendment dated July 31, 1986 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (1)(d) Articles Supplementary dated July 31, 1986 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (1)(e) Articles of Amendment dated October 4, 1989 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (1)(f) Articles Supplementary dated November 30, 1989 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (1)(g) Articles Supplementary dated March 26, 1991 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (1)(h) Articles Supplementary dated April 15, 1992 and filed April 24, 1992, are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (1)(i) Articles Supplementary filed September 22, 1992 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (1)(j) Articles Supplementary dated February 18, 1993 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (1)(k) Articles Supplementary dated July 9, 1993 and filed July 12, 1993 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (1)(l) Articles Supplementary dated March 21, 1994 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (1)(m) Articles Supplementary filed December 21, 1994 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (1)(n) Articles Supplementary dated March 18, 1996 are incorporated by reference to Post-Effective Amendment No. 29 filed on March 19, 1996.

       (2)(a)     Amended and Restated By-Laws shall be filed by amendment.

       (3)        None.

       (4)(a) Specimen copy of share certificates, shall be filed by amendment.

       (5)(a) Investment Advisory Agreement between NationsBanc Advisors, Inc ("NBAI") and Registrant is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

       (5)(b) Sub-Investment Advisory Agreement between TradeStreet Investment Associates, Inc. ("TradeStreet") and Registrant is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

       (5)(c) Sub-Advisory Agreement between Gartmore Global Partners ("Gartmore") and Registrant is incorporated by reference to Post-Effective Amended No. 31, filed July 25, 1996.

       (5)(d) Form of Sub-Advisory Agreement between Boatmen's Capital Management, Inc. ("Boatmen's") and Registrant shall be filed by amendment.

       (6)(a) Distribution Agreement between Registrant and Stephens Inc. dated March 31, 1993, is incorporated by reference to Post-Effective Amendment No. 18, filed March 26, 1993.

       (7)        None.

       (8)(a) Mutual Fund Custody and Sub-Custody Agreement between Registrant, NationsBank of Texas, N.A. and The Bank of New York dated, October 18, 1996 shall be filed by amendment.

       (8)(b) Global Custody Agreement between the Registrant, on behalf of Nations International Equity Fund, and Morgan Guaranty Trust Company of New York is incorporated by reference to post-Effective Amendment No. 2, filed September 28, 1995.

       (9)(a) Transfer Agency Agreement between Registrant and NCNB Texas National Bank, dated October 1, 1991, relating to Institutional Classes (currently known as

                  Primary Shares), is incorporated by reference to Post-Effective Amendment No. 14, filed July 30, 1992.

       (9)(b) Transfer Agency and Registrar Agreement, dated June 1, 1992, between Registrant and The Shareholder Servicing Group, Inc., relating to Investor Shares, is incorporated by reference to Post-Effective Amendment No. 14, filed July 30, 1992.

       (9)(c) Amendment No. 1 dated February 3, 1993, to the Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services Group, Inc. dated April 25, 1992, relating to the Money Market Funds' Investor B Shares and the Non-Money Market Funds' Investor C Shares of the Company, is incorporated by reference to Post-Effective Amendment No. 20, filed March 26, 1993.

       (9)(d) Amendment No. 2 to the Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services Group, Inc. dated April 25, 1992, relating to the addition of the Investor C Shares to the Money Market Funds of the Company, is incorporated by reference to Post-Effective Amendment No. 20, filed March 26, 1993.

       (9)(e) Shareholder Services Plan relating to the Primary B Shares, is incorporated by reference to Post-Effective Amendment No. 13, filed April 30, 1992.

       (9)(f) Form of Shareholder Servicing Agreement, relating to the Primary B Shares, is incorporated by reference to Post-Effective Amendment No. 19 to its Registration Statement, filed May 27, 1993.

       (9)(g) Shareholder Servicing Plan for Investor A Shares incorporated by reference to Post-Effective Amendment No. 21, filed
                  March 29, 1994.

       (9)(h) Forms of Shareholder Servicing Agreement for Investor A Shares are incorporated by reference to Post-Effective Amendment
                  No. 21, filed March 29, 1994.

       (9)(i) Amended and Restated Shareholder Servicing Plan for Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

       (9)(j) Forms of Shareholder Servicing Agreement for Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds are incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

       (9)(k) Shareholder Servicing Plan for Investor C Shares of the Money Market Funds and Investor N Shares (formerly Investor C Shares) of the Non-Money Market Funds is incorporated by reference to Post-Effective Amendment
                  No. 21, filed March 29, 1994.

       (9)(l) Forms of Shareholder Servicing Agreement for Investor C Shares of the Money Market Funds and Investor N Shares (formerly Investor C Shares) of the Non-Money Market Funds are incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

       (9)(m) Shareholder Administration Agreement for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

       (9)(n) Cross-Indemnification dated June 27, 1995 between the Company, Nations Fund Trust and Nations Fund Portfolios, Inc. is incorporated by reference to Post-Effective Amendment No. 26, filed June 30, 1995.

       (10)       Opinion and Consent of Counsel is filed herewith.

       (11)(a) Consent of Independent Accountants -- Price Waterhouse LLP is filed herewith.

       (11)(b) Consent of Independent Accounts -- Arthur Andersen LLP is filed herewith.

       (12)       None.

       (13)       None.

       (14)(a) Prototype Individual Retirement Account Plan, is incorporated by reference to Amendment No. 20, filed March 26, 1993.

       (15)(a) Amended and Restated Shareholder Servicing and Distribution Plan pursuant to Rule 12b-1, relating to Investor A Shares, is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

       (15)(b) Form of Sales Support Agreement, relating to Investor A Shares is incorporated by reference to Post-Effective Amendment
                  No. 21, filed March 29, 1994.

       (15)(c) Amended and Restated Distribution Plan, relating to Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

       (15)(d) Form of Sales Support Agreement relating to Investor B Shares of the Money Market Funds and Investor C Shares (formerly Investor B Shares) of the Non-Money Market Funds is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

       (15)(e) Distribution Plan relating to the non-money market funds' Investor N Shares (formerly Investor C Shares) is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

       (15)(f) Form of Sales Support Agreement, relating to non-money market funds' Investor N Shares (formerly Investor C Shares) is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

       (15)(g) Shareholder Administration Plan for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 28, filed January 29, 1996.

       (16)(a) Schedules for Computation of Primary A Shares is incorporated by reference to Post-Effective Amendment No. 21, filed
                  March 29, 1994.

       (16)(b) Schedules for Computation of Primary B Shares, shall be filed by amendment.

       (16)(c) Schedules for Computation of Investor A Shares is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

       (16)(d) Schedules for Computation of Investor C Shares (formerly Investor B Shares) is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

       (16)(e) Schedules for Computation of Investor N Shares (formerly Investor C Shares) is incorporated by reference to Post-Effective Amendment No. 21, filed March 29, 1994.

       (17)       N/A

       (18) Revised Form of Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940 (the "1940 Act") is incorporated by reference to Post-Effective Amended No. 31, filed July 25, 1996.

Item 25.      Persons Controlled By or Under Common Control With Registrant

              Registrant is controlled by its Board of Directors.

Item 26.      Number of Holders of Securities

              The following information is as of June 12, 1997.

                                                                Number of
Title of Class                                                  Record Holders

Nations Prime Fund
                                      - Primary A Shares              54
                                      - Primary B Shares               4
                                      - Investor A Shares        115,313
                                      - Investor B Shares          1,717
                                      - Investor C Shares          1,717
                                      - Daily Shares                 445

Nations Treasury Fund
                                      - Primary A Shares             125
                                      - Primary B Shares               5
                                      - Investor A Shares          1,960
                                      - Investor B Shares            609
                                      - Investor C Shares             79
                                      - Daily Shares                 832

Nations Equity Income Fund
                                      - Primary A Shares              24
                                      - Primary B Shares               2
                                      - Investor A Shares          2,669
                                      - Investor B Shares          6,999
                                      - Investor C Shares            271

Nations Government Securities Fund
                                      - Primary A Shares               2
                                      - Primary B Shares               2
                                      - Investor A Shares            306
                                      - Investor B Shares          1,896
                                      - Investor C Shares            108

Nations International Equity Fund
                                      - Primary A Shares              49
                                      - Primary B Shares               4
                                      - Investor A Shares          1,009
                                      - Investor B Shares          4,914
                                      - Investor C Shares             99

Nations International Growth Fund

                                      - Primary A Shares        0
                                      - Primary B Shares        0
                                      - Investor A Shares       0
                                      - Investor B Shares       0
                                      - Investor C Shares       0

Nations Small Company Growth Fund
                                      - Primary A Shares        0
                                      - Primary B Shares        0
                                      - Investor A Shares       0
                                      - Investor B Shares       0
                                      - Investor C Shares       0

Nations U.S. Government Bond Fund
                                      - Primary A Shares        0
                                      - Primary B Shares        0
                                      - Investor A Shares       0
                                      - Investor B Shares       0
                                      - Investor C Shares       0

 Item 27.     Indemnification


         Under the terms of the Maryland Corporation Law and the Registrant's Charter and By-Laws, incorporated by reference as Exhibits (1) and 2(a) hereto, provides for the indemnification of Registrant's directors and employees. Indemnification of Registrant's principal underwriter, custodian, and transfer agent is provided for, respectively, in the
        Registrant's:

        1.    Administration Agreement with Stephens Inc.;

        2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

        3.    Distribution Agreement with Stephens;

        4. Mutual Fund Custody and Sub-Custody Agreement with NationsBank Texas and The Bank of New York;

        5.    Custody Agreement with Bank of New York;

        6.    Transfer Agency Agreement with NationsBank Texas; and

        7. Transfer Agency and Registrar Agreement with First Data Investors Services Group, Inc.

        The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") and Nations Portfolios, Inc. ("Portfolios") dated June 27, 1995. The Trust and/or the Portfolios will indemnify and hold harmless the Company against any losses, claims, damages or liabilities, to which the Company may become subject, under the Securities Act of 1933 (the "Act") and the 1940 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company by the Trust and/or Portfolios expressly for use therein; and will reimburse the Company for any legal or other expenses reasonably incurred by the Company in connection with investigating or defending any such action or claim; provided, however, that the Trust and/or Portfolios shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust and/or Portfolios by the Company expressly for use in the Offering Documents.

        Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

        Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

        Insofar as indemnification for liability arising under the Act may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Advisers

        To the knowledge of the Registrant, none of the directors or officers of NBAI, TradeStreet or Gartmore except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI, TradeStreet or Gartmore or other subsidiaries of NationsBank Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Gartmore who are engaged in any other business, profession, vocation or employment of a substantial nature.

        (a) Gartmore performs investment sub-advisory services for Registrant and certain other customers. Listed below are the names and principal occupation of the directors and principal executive officers of Gartmore. The address for the individuals listed below is Gartmore, Gartmore House, 16-18 Monument Street, London EC3R 8AJ, England and NationsBank, N.A., One NationsBank Plaza, Charlotte, North Carolina 28255.

                             Position with
Name                        Gartmore Capital             Principal Occupation

Charles G. Smith IV       Chief Executive Officer    Chief Executive Officer, Gartmore

Simon H. Davies           Chief Investment Officer   Chief Investment Officer, Gartmore;
                                                     Director of International Investments,
                                                     Gartmore Investment Limited

James B. Sommers          Committee Member           NationsBank Corporation
                                                     President, NationsBank Trust

John W. Munce             Committee Member           Executive Vice President, NationsBank,
                                                     N.A.

Mark H. Williamson        Committee Member           Senior Vice President, NationsBank, N.A.

Paul Myners               Committee Member           Executive Chairman, Gartmore plc

Andrew J. Brown           Committee Member           Finance Director and Chairman, Gartmore
                                                     Fund Managers International Limited,
                                                     Gartmore Money Management Limited,
                                                     Gartmore Administration Services Limited

David W. Watts            Committee Member           Chief Investment Officer, Gartmore plc

      No officer or director of Nations Fund, Inc. is an officer, employee, director, general partner or shareholder of Gartmore or any affiliate thereof.

         (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A., which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

         (c) TradeStreet performs investment sub-advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, N.A., which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Forms filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).

         (d) Boatmen's performs investment sub-advisory services for the Registrant (and certain other customers). Boatmen's is a wholly owned subsidiary of NationsBank, N.A., which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Forms filed by Boatmen's with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-54630).



Item 29. Principal Underwriters

(a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for the Overland Express
         Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

(b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

(c)      Not applicable.

Item 30. Location of Accounts and Records

(1) NationsBank Texas, 901 Main Street Dallas, Texas 75202 (records relating to its function as custodian for Nations Prime, Nations Treasury, Nations Government Securities and Nations Equity Income Funds, and records relating to its function as transfer agent for the Primary A and B Shares).

(2) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as investment adviser).

(3) TradeStreet, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as sub-adviser).

(4) Gartmore, Gartmore House, 16-18 Monument Street, London EC3R 8AJ, England (records relating to its functions as sub-adviser for Nations International Equity Fund).

(5) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as distributor).

(6) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Administrator).

(7) First Data Investors Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its functions as Co-Administrator and Transfer Agent.

(8) NationsBank of Texas, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent for the Primary A and B Shares and custodian).

(9) The Bank of New York, Avenue des Arts, 35 1040 Brussels, Belgium (records relating to its function as custodian of Nations International Equity Fund).

(10) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as sub-custodian)

Item 31. Management Services

        Inapplicable.

Item 32. Undertakings

(a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a director or directors when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act, relating to shareholder communications.

(b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's most recent annual report to shareholders upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 31st day of July, 1997.


                           NATIONS FUND, INC.


                           By:                  *
                                      A. Max Walker
                                      President and Chairman
                                      of the Board of Directors

                           By:  /s/  Richard H. Blank, Jr.
                                      Richard H. Blank, Jr.
                                      *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                      TITLE                    DATE

                *                President and Chairman         July 31, 1997
-----------------------------    of the Board of Directors
(A. Max Walker)                  (Principal Executive Officer)


                *                 Treasurer                     July 31, 1997
 -----------------------------    Vice President
(Richard H. Rose)                 (Principal Financial and
                                  Accounting Officer)

                *                 Director                      July 31, 1997
-----------------------------
(Edmund L. Benson, III)

                *                 Director                      July 31, 1997
-----------------------------
(James Ermer)

                *                 Director                      July 31, 1997
-----------------------------
(William H. Grigg)

                *                 Director                      July 31, 1997
-----------------------------
(Thomas F. Keller)

                *                 Director                      July 31, 1997
-----------------------------
(Carl E. Mundy, Jr.)

                *                 Director                      July 31, 1997
-----------------------------
(Charles B. Walker)

                *                 Director                      July 31, 1997
-----------------------------
(Thomas S. Word)

 /s/  Richard H. Blank, Jr.
Richard H. Blank, Jr.
*Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NUMBER        DESCRIPTION

EX-27.011             Financial Data Schedules - Nations Treasury Fund - Primary A
EX-27.012             Financial Data Schedules - Nations Treasury Fund - Primary B
EX-27.013             Financial Data Schedules - Nations Treasury Fund - Investor A
EX-27.014             Financial Data Schedules - Nations Treasury Fund - Investor B
EX-27.015             Financial Data Schedules - Nations Treasury Fund - Investor C
EX-27.016             Financial Data Schedules - Nations Treasury Fund - Daily Shares
EX-27.021             Financial Data Schedules - Nations Prime Fund - Primary A
EX-27.022             Financial Data Schedules - Nations Prime Fund - Primary B
EX-27.023             Financial Data Schedules - Nations Prime Fund - Investor A
EX-27.024             Financial Data Schedules - Nations Prime Fund - Investor B
EX-27.025             Financial Data Schedules - Nations Prime Fund - Investor C
EX-27.026             Financial Data Schedules - Nations Prime Fund - Daily
EX-27.031             Financial Data Schedules - Nations International Equity Fund - Primary A
EX-27.032             Financial Data Schedules - Nations International Equity Fund - Primary B
EX-27.033             Financial Data Schedules - Nations International Equity Fund - Investor A
EX-27.034             Financial Data Schedules - Nations International Equity Fund - Investor C
EX-27.035             Financial Data Schedules - Nations International Equity Fund - Investor B
EX-27.041             Financial Data Schedules - Nations Government Securities Fund - Primary A
EX-27.042             Financial Data Schedules - Nations Government Securities Fund - Primary B
EX-27.043             Financial Data Schedules - Nations Government Securities Fund - Investor A
EX-27.044             Financial Data Schedules - Nations Government Securities Fund - Investor C
EX-27.045             Financial Data Schedules - Nations Government Securities Fund - Investor B
EX-27.051             Financial Data Schedules - Nations Equity Income Fund - Primary A
EX-27.052             Financial Data Schedules - Nations Equity Income Fund - Primary B
EX-27.053             Financial Data Schedules - Nations Equity Income Fund - Investor A
EX-27.054             Financial Data Schedules - Nations Equity Income Fund - Investor C
EX-27.055             Financial Data Schedules - Nations Equity Income Fund - Investor B
EX-27.061             Financial Data Schedules - Nations Small Company Growth Fund - Primary A
EX-27.062             Financial Data Schedules - Nations Small Company Growth Fund - Investor A
EX-27.063             Financial Data Schedules - Nations Small Company Growth Fund - Investor B
EX-27.071             Financial Data Schedules - Nations U.S. Government Bond Fund - Primary A
EX-27.072             Financial Data Schedules - Nations U.S. Government Bond Fund - Investor A
EX-27.073             Financial Data Schedules - Nations U.S. Government Bond Fund - Investor B
EX-27.081             Financial Data Schedules - Nations International Growth Fund - Primary A
EX-27.082             Financial Data Schedules - Nations International Growth Fund - Investor A
EX-27.083             Financial Data Schedules - Nations International Growth Fund - Investor B
EX-99.B10             COUNS OPIN
EX-99.B11a            OTH CONSNT
EX-99.B11b            OTH CONSNT
